UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04236
JPMorgan Trust II
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
Last Day of February
Date of reporting period:
February 28, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Bond Fund

Class A Shares/Ticker: PGBOX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class A Shares)	$76	0.74%
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class A Shares, without a sales charge, returned 5.93% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class A Shares)	May 1, 1992	2.00%	(1.05)%	1.16%
JPMorgan Core Bond Fund (Class A Shares) - excluding sales charge		5.93	(0.28)	1.55
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Core Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PGBOX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Bond Fund

Class C Shares/Ticker: OBOCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class C Shares)	$136	1.32%
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class C Shares, without a sales charge, returned 5.36% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class C Shares)	March 22, 1999	4.36%	(0.84)%	1.06%
JPMorgan Core Bond Fund (Class C Shares) - excluding sales charge		5.36	(0.84)	1.06
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Core Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OBOCX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Bond Fund

Class I Shares/Ticker: WOBDX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class I Shares)	$51	0.49%
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class I Shares returned 6.30% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class I Shares)	June 1, 1991	6.30%	(0.02)%	1.80%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
WOBDX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Bond Fund

Class R2 Shares/Ticker: JCBZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R2 Shares)	$111	1.08%
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class R2 Shares returned 5.58% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R2 Shares)	November 3, 2008	5.58%	(0.61)%	1.23%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Core Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCBZX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Bond Fund

Class R3 Shares/Ticker: JCBPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R3 Shares)	$85	0.82%
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class R3 Shares returned 5.87% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R3 Shares)	September 9, 2016	5.87%	(0.37)%	1.44%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Core Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCBPX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Bond Fund

Class R4 Shares/Ticker: JCBQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R4 Shares)	$59	0.57%
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class R4 Shares returned 6.12% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R4 Shares)	September 9, 2016	6.12%	(0.12)%	1.69%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Core Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCBQX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Bond Fund

Class R5 Shares/Ticker: JCBRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R5 Shares)	$43	0.42%
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class R5 Shares returned 6.39% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R5 Shares)	May 15, 2006	6.39%	0.05%	1.87%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Core Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCBRX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Bond Fund

Class R6 Shares/Ticker: JCBUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R6 Shares)	$33	0.32%
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class R6 Shares returned 6.37% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R6 Shares)	February 22, 2005	6.37%	0.15%	1.96%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Core Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCBUX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Plus Bond Fund

Class A Shares/Ticker: ONIAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class A Shares)	$76	0.73%
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class A Shares, without a sales charge, returned 6.85% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class A Shares)	March 5, 1993	2.81%	(0.67)%	1.42%
JPMorgan Core Plus Bond Fund (Class A Shares) - excluding sales charge		6.85	0.09	1.81
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
ONIAX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Plus Bond Fund

Class C Shares/Ticker: OBDCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class C Shares)	$141	1.37%
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class C Shares, without a sales charge, returned 6.12% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class C Shares)	May 30, 2000	5.12%	(0.55)%	1.29%
JPMorgan Core Plus Bond Fund (Class C Shares) - excluding sales charge		6.12	(0.55)	1.29
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OBDCX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Plus Bond Fund

Class I Shares/Ticker: HLIPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class I Shares)	$46	0.44%
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class I Shares returned 7.02% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class I Shares)	March 5, 1993	7.02%	0.36%	2.09%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLIPX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Plus Bond Fund

Class R2 Shares/Ticker: JCPZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R2 Shares)	$116	1.12%
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class R2 Shares returned 6.44% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R2 Shares)	November 3, 2008	6.44%	(0.30)%	1.42%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCPZX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Plus Bond Fund

Class R3 Shares/Ticker: JCPPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R3 Shares)	$90	0.87%
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class R3 Shares returned 6.58% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R3 Shares)	September 9, 2016	6.58%	(0.07)%	1.66%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCPPX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Plus Bond Fund

Class R4 Shares/Ticker: JCPQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R4 Shares)	$64	0.62%
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class R4 Shares returned 6.85% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R4 Shares)	September 9, 2016	6.85%	0.18%	1.91%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCPQX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Plus Bond Fund

Class R5 Shares/Ticker: JCPYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R5 Shares)	$49	0.48%
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class R5 Shares returned 6.99% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R5 Shares)	September 9, 2016	6.99%	0.35%	2.07%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCPYX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Core Plus Bond Fund

Class R6 Shares/Ticker: JCPUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R6 Shares)	$38	0.36%
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class R6 Shares returned 7.10% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R6 Shares)	February 22, 2005	7.10%	0.44%	2.18%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Core Plus Bond Fund and the Bloomberg U.S. Aggregate Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCPUX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Government Bond Fund

Class A Shares/Ticker: OGGAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class A Shares)	$71	0.69%
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class A Shares, without a sales charge, returned 5.29% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class A Shares)	March 5, 1993	1.30%	(1.78)%	0.47%
JPMorgan Government Bond Fund (Class A Shares) - excluding sales charge		5.29	(1.04)	0.86
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Government Bond Fund, Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Government Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index and Bloomberg U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGGAX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Government Bond Fund

Class C Shares/Ticker: OGVCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class C Shares)	$122	1.19%
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class C Shares, without a sales charge, returned 4.67% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class C Shares)	March 22, 1999	3.67%	(1.60)%	0.35%
JPMorgan Government Bond Fund (Class C Shares) - excluding sales charge		4.67	(1.60)	0.35
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Government Bond Fund, Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Government Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and Bloomberg U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGVCX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Government Bond Fund

Class I Shares/Ticker: HLGAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class I Shares)	$46	0.44%
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class I Shares returned 5.56% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class I Shares)	February 8, 1993	5.56%	(0.78)%	1.12%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Government Bond Fund, Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Government Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and Bloomberg U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLGAX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Government Bond Fund

Class R2 Shares/Ticker: JGBZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class R2 Shares)	$107	1.04%
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class R2 Shares returned 4.93% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class R2 Shares)	November 3, 2008	4.93%	(1.38)%	0.53%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan Government Bond Fund, Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Government Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and Bloomberg U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGBZX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Government Bond Fund

Class R3 Shares/Ticker: OGGPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class R3 Shares)	$81	0.79%
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class R3 Shares returned 5.19% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class R3 Shares)	September 9, 2016	5.19%	(1.13)%	0.76%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan Government Bond Fund, Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Government Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and Bloomberg U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGGPX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Government Bond Fund

Class R4 Shares/Ticker: OGGQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class R4 Shares)	$56	0.54%
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class R4 Shares returned 5.45% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class R4 Shares)	September 9, 2016	5.45%	(0.88)%	1.00%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan Government Bond Fund, Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Government Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and Bloomberg U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGGQX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Government Bond Fund

Class R6 Shares/Ticker: OGGYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class R6 Shares)	$30	0.29%
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class R6 Shares returned 5.72% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class R6 Shares)	August 1, 2016	5.72%	(0.64)%	1.24%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Government Bond Fund, Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Government Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and Bloomberg U.S. Government Bond Index does not include expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. Government Bond Index is an unmanaged index composed of securities issued by the U.S. Government. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGGYX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan High Yield Fund

Class A Shares/Ticker: OHYAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class A Shares)	$94	0.89%
How did the Fund Perform?
The JPMorgan High Yield Fund's Class A Shares, without a sales charge, returned 10.15% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class A Shares)	November 13, 1998	5.96%	3.30%	3.57%
JPMorgan High Yield Fund (Class A Shares) - excluding sales charge		10.15	4.10	3.97
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan High Yield Fund, the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index, and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US High Yield Constrained Index tracks the performance of US dollar denominated below investment grade debt securities publicly issued in the US domestic market, with total index allocation to an individual issuer limited to 2%. The Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OHYAX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan High Yield Fund

Class C Shares/Ticker: OGHCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class C Shares)	$146	1.39%
How did the Fund Perform?
The JPMorgan High Yield Fund's Class C Shares, without a sales charge, returned 9.58% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class C Shares)	March 22, 1999	8.58%	3.56%	3.55%
JPMorgan High Yield Fund (Class C Shares) - excluding sales charge		9.58	3.56	3.55
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan High Yield Fund, the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index, and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US High Yield Constrained Index tracks the performance of US dollar denominated below investment grade debt securities publicly issued in the US domestic market, with total index allocation to an individual issuer limited to 2%. The Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGHCX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan High Yield Fund

Class I Shares/Ticker: OHYFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class I Shares)	$67	0.64%
How did the Fund Perform?
The JPMorgan High Yield Fund's Class I Shares returned 10.34% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class I Shares)	November 13, 1998	10.34%	4.33%	4.21%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan High Yield Fund, the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index, and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US High Yield Constrained Index tracks the performance of US dollar denominated below investment grade debt securities publicly issued in the US domestic market, with total index allocation to an individual issuer limited to 2%. The Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OHYFX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan High Yield Fund

Class R2 Shares/Ticker: JHYZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R2 Shares)	$130	1.24%
How did the Fund Perform?
The JPMorgan High Yield Fund's Class R2 Shares returned 9.78% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R2 Shares)	November 3, 2008	9.78%	3.74%	3.62%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the JPMorgan High Yield Fund, the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index, and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US High Yield Constrained Index tracks the performance of US dollar denominated below investment grade debt securities publicly issued in the US domestic market, with total index allocation to an individual issuer limited to 2%. The Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHYZX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan High Yield Fund

Class R3 Shares/Ticker: JRJYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R3 Shares)	$104	0.99%
How did the Fund Perform?
The JPMorgan High Yield Fund's Class R3 Shares returned 10.11% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R3 Shares)	August 21, 2017	10.11%	3.99%	3.87%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R3 Shares would have been different than those shown because Class R3 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the JPMorgan High Yield Fund, the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index, and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US High Yield Constrained Index tracks the performance of US dollar denominated below investment grade debt securities publicly issued in the US domestic market, with total index allocation to an individual issuer limited to 2%. The Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JRJYX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan High Yield Fund

Class R4 Shares/Ticker: JRJKX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R4 Shares)	$78	0.74%
How did the Fund Perform?
The JPMorgan High Yield Fund's Class R4 Shares returned 10.38% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R4 Shares)	August 21, 2017	10.38%	4.25%	4.13%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R4 Shares would have been different than those shown because Class R4 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the JPMorgan High Yield Fund, the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index, and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US High Yield Constrained Index tracks the performance of US dollar denominated below investment grade debt securities publicly issued in the US domestic market, with total index allocation to an individual issuer limited to 2%. The Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JRJKX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan High Yield Fund

Class R5 Shares/Ticker: JYHRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R5 Shares)	$62	0.59%
How did the Fund Perform?
The JPMorgan High Yield Fund's Class R5 Shares returned 10.51% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R5 Shares)	May 15, 2006	10.51%	4.43%	4.28%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the JPMorgan High Yield Fund, the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index, and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US High Yield Constrained Index tracks the performance of US dollar denominated below investment grade debt securities publicly issued in the US domestic market, with total index allocation to an individual issuer limited to 2%. The Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JYHRX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan High Yield Fund

Class R6 Shares/Ticker: JHYUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R6 Shares)	$52	0.49%
How did the Fund Perform?
The JPMorgan High Yield Fund's Class R6 Shares returned 10.66% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R6 Shares)	February 22, 2005	10.66%	4.51%	4.38%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan High Yield Fund, the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index, the ICE BofA US High Yield Constrained Index, and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, tax-able, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The ICE BofA US High Yield Constrained Index tracks the performance of US dollar denominated below investment grade debt securities publicly issued in the US domestic market, with total index allocation to an individual issuer limited to 2%. The Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index is an unmanaged index comprised of fixed rate, non-investment grade debt securities that are dollar denominated and non-convertible. The index limits the maximum exposure to any one issuer to 2%. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund's regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund's performance, the tables in this section include performance of the new regulatory index, the Index and an additional supplemental index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Source: ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JHYUX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Agency Shares/Ticker: AJLXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Agency Shares)	$27	0.26%

KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
AJLXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Capital Shares/Ticker: CJLXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Capital Shares)	$18	0.18%

KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
CJLXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Institutional Class Shares/Ticker: IJLXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Institutional Class Shares)	$21	0.21%

KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IJLXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Investor Shares/Ticker: HLPXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Investor Shares)	$50	0.49%

KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLPXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Morgan Shares/Ticker: MJLXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Morgan Shares)	$59	0.58%

KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
MJLXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Premier Shares/Ticker: PJLXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Premier Shares)	$44	0.43%

KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PJLXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Liquid Assets Money Market Fund

Reserve Shares/Ticker: HPIXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Reserve Shares)	$71	0.69%

KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HPIXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Mortgage-Backed Securities Fund

Class A Shares/Ticker: OMBAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mortgage-Backed Securities Fund (Class A Shares)	$65	0.63%
How did the Fund Perform?
The JPMorgan Mortgage-Backed Securities Fund's Class A Shares, without a sales charge, returned 6.61% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. MBS Index (the "Index") returned 6.53% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance during the period.
  Securitized products were the leading contributors to performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to performance during the period.
  High yield contributed positively to performance, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to relative performance during the period.
  The Fund’s duration positioning was the sole detractor from relative performance over the period given its shorter duration versus the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mortgage-Backed Securities Fund (Class A Shares)	August 18, 2000	2.63%	(0.40)%	1.40%
JPMorgan Mortgage-Backed Securities Fund (Class A Shares) - excluding sales charge		6.61	0.36	1.79
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. MBS Index		6.53	(0.48)	1.15
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Mortgage-Backed Securities Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. MBS Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$5,956,290
Total number of portfolio holdings	2,426
Portfolio turnover rate	88%
Total advisory fees paid (000's)	$9,867
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, the Fund’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Mortgage-Backed Securities ETF (“JPMorgan Mortgage-Backed Securities ETF”). The Reorganization is expected to occur as of the close of business on or about June 27, 2025.
Following the Reorganization, the Fund’s performance and financial history will be adopted by JPMorgan Mortgage-Backed Securities ETF. JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.
Effective March 1, 2025, Class A shares of the Fund are publicly offered on a limited basis, no front-end sales charge will be imposed on purchases of Class A Shares and no CDSC will be imposed on redemptions of Class A shares. In addition, Distribution fees on Class A Shares will be voluntarily waived by the Distributor.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OMBAX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Mortgage-Backed Securities Fund

Class C Shares/Ticker: OBBCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mortgage-Backed Securities Fund (Class C Shares)	$117	1.13%
How did the Fund Perform?
The JPMorgan Mortgage-Backed Securities Fund's Class C Shares, without a sales charge, returned 6.12% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. MBS Index (the "Index") returned 6.53% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance during the period.
  Securitized products were the leading contributors to performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to performance during the period.
  High yield contributed positively to performance, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to relative performance during the period.
  The Fund’s duration positioning was the sole detractor from relative performance over the period given its shorter duration versus the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mortgage-Backed Securities Fund (Class C Shares)	July 2, 2012	5.12%	(0.14)%	1.39%
JPMorgan Mortgage-Backed Securities Fund (Class C Shares) - excluding sales charge		6.12	(0.14)	1.39
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. MBS Index		6.53	(0.48)	1.15
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Mortgage-Backed Securities Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. MBS Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$5,956,290
Total number of portfolio holdings	2,426
Portfolio turnover rate	88%
Total advisory fees paid (000's)	$9,867
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, the Fund’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Mortgage-Backed Securities ETF (“JPMorgan Mortgage-Backed Securities ETF”). The Reorganization is expected to occur as of the close of business on or about June 27, 2025.
Following the Reorganization, the Fund’s performance and financial history will be adopted by JPMorgan Mortgage-Backed Securities ETF. JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.
Effective March 1, 2025, Class C shares of the Fund are publicly offered on a limited basis, and no CDSC will be imposed on redemptions of Class C shares. In addition, Distribution fees on Class C Shares will be voluntarily waived by the Distributor.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OBBCX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Mortgage-Backed Securities Fund

Class I Shares/Ticker: OMBIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mortgage-Backed Securities Fund (Class I Shares)	$40	0.38%
How did the Fund Perform?
The JPMorgan Mortgage-Backed Securities Fund's Class I Shares returned 6.90% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. MBS Index (the "Index") returned 6.53% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance during the period.
  Securitized products were the leading contributors to performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to performance during the period.
  High yield contributed positively to performance, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to relative performance during the period.
  The Fund’s duration positioning was the sole detractor from relative performance over the period given its shorter duration versus the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mortgage-Backed Securities Fund (Class I Shares)	August 18, 2000	6.90%	0.62%	2.04%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. MBS Index		6.53	(0.48)	1.15
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Mortgage-Backed Securities Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. MBS Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$5,956,290
Total number of portfolio holdings	2,426
Portfolio turnover rate	88%
Total advisory fees paid (000's)	$9,867
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, the Fund’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Mortgage-Backed Securities ETF (“JPMorgan Mortgage-Backed Securities ETF”). The Reorganization is expected to occur as of the close of business on or about June 27, 2025.
Following the Reorganization, the Fund’s performance and financial history will be adopted by JPMorgan Mortgage-Backed Securities ETF. JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OMBIX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Mortgage-Backed Securities Fund

Class R6 Shares/Ticker: JMBUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mortgage-Backed Securities Fund (Class R6 Shares)	$24	0.23%
How did the Fund Perform?
The JPMorgan Mortgage-Backed Securities Fund's Class R6 Shares returned 6.95% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. MBS Index (the "Index") returned 6.53% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance during the period.
  Securitized products were the leading contributors to performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to performance during the period.
  High yield contributed positively to performance, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to relative performance during the period.
  The Fund’s duration positioning was the sole detractor from relative performance over the period given its shorter duration versus the Index.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mortgage-Backed Securities Fund (Class R6 Shares)	February 22, 2005	6.95%	0.75%	2.19%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. MBS Index		6.53	(0.48)	1.15
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Mortgage-Backed Securities Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. MBS Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. MBS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index includes fixed-rate and hybrid adjustable rate mortgage (ARM) pass-through securities. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$5,956,290
Total number of portfolio holdings	2,426
Portfolio turnover rate	88%
Total advisory fees paid (000's)	$9,867
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, the Fund’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Mortgage-Backed Securities ETF (“JPMorgan Mortgage-Backed Securities ETF”). The Reorganization is expected to occur as of the close of business on or about June 27, 2025.
Following the Reorganization, the Fund’s performance and financial history will be adopted by JPMorgan Mortgage-Backed Securities ETF. JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMBUX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Municipal Money Market Fund

Agency Shares/Ticker: JMAXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Agency Shares)	$26	0.26%

KEY FUND STATISTICS
Fund net assets (000's)	$2,402,163
Total number of portfolio holdings	323
Total advisory fees paid (000's)	$1,649
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	73.5
8–30 calendar days	5.5
31–60 calendar days	4.3
61–90 calendar days	1.5
91–180 calendar days	12.3
181+ calendar days	2.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMAXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Municipal Money Market Fund

Institutional Class Shares/Ticker: IJMXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Institutional Class Shares)	$21	0.21%

KEY FUND STATISTICS
Fund net assets (000's)	$2,402,163
Total number of portfolio holdings	323
Total advisory fees paid (000's)	$1,649
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	73.5
8–30 calendar days	5.5
31–60 calendar days	4.3
61–90 calendar days	1.5
91–180 calendar days	12.3
181+ calendar days	2.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IJMXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Municipal Money Market Fund

Morgan Shares/Ticker: MJMXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Morgan Shares)	$60	0.59%

KEY FUND STATISTICS
Fund net assets (000's)	$2,402,163
Total number of portfolio holdings	323
Total advisory fees paid (000's)	$1,649
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	73.5
8–30 calendar days	5.5
31–60 calendar days	4.3
61–90 calendar days	1.5
91–180 calendar days	12.3
181+ calendar days	2.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
MJMXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Municipal Money Market Fund

Premier Shares/Ticker: HTOXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Premier Shares)	$44	0.44%

KEY FUND STATISTICS
Fund net assets (000's)	$2,402,163
Total number of portfolio holdings	323
Total advisory fees paid (000's)	$1,649
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	73.5
8–30 calendar days	5.5
31–60 calendar days	4.3
61–90 calendar days	1.5
91–180 calendar days	12.3
181+ calendar days	2.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HTOXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Municipal Money Market Fund

Service Shares/Ticker: SJMXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Service Shares)	$105	1.04%

KEY FUND STATISTICS
Fund net assets (000's)	$2,402,163
Total number of portfolio holdings	323
Total advisory fees paid (000's)	$1,649
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	73.5
8–30 calendar days	5.5
31–60 calendar days	4.3
61–90 calendar days	1.5
91–180 calendar days	12.3
181+ calendar days	2.9
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
SJMXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Short Duration Bond Fund

Class A Shares/Ticker: OGLVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Bond Fund (Class A Shares)	$60	0.58%
How did the Fund Perform?
The JPMorgan Short Duration Bond Fund's Class A Shares, without a sales charge, returned 5.89% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 5.54% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  A strategic allocation to investment grade corporate credit, favoring financials over industrials, bolstered performance as well as security selection during the period.
  Cash used to maintain liquidity within the Fund was a detractor from relative performance during the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Bond Fund (Class A Shares)	February 18, 1992	3.46%	1.44%	1.47%
JPMorgan Short Duration Bond Fund (Class A Shares) - excluding sales charge		5.89	1.90	1.70
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		5.54	1.53	1.71
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short Duration Bond Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg 1-3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$10,266,855
Total number of portfolio holdings	1,591
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$17,625
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGLVX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Short Duration Bond Fund

Class C Shares/Ticker: OSTCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Bond Fund (Class C Shares)	$111	1.08%
How did the Fund Perform?
The JPMorgan Short Duration Bond Fund's Class C Shares, without a sales charge, returned 5.41% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 5.54% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  A strategic allocation to investment grade corporate credit, favoring financials over industrials, bolstered performance as well as security selection during the period.
  Cash used to maintain liquidity within the Fund was a detractor from relative performance during the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Bond Fund (Class C Shares)	November 1, 2001	4.41%	1.39%	1.29%
JPMorgan Short Duration Bond Fund (Class C Shares) - excluding sales charge		5.41	1.39	1.29
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		5.54	1.53	1.71
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Short Duration Bond Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg 1-3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$10,266,855
Total number of portfolio holdings	1,591
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$17,625
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OSTCX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Short Duration Bond Fund

Class I Shares/Ticker: HLLVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Bond Fund (Class I Shares)	$34	0.33%
How did the Fund Perform?
The JPMorgan Short Duration Bond Fund's Class I Shares returned 6.14% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 5.54% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  A strategic allocation to investment grade corporate credit, favoring financials over industrials, bolstered performance as well as security selection during the period.
  Cash used to maintain liquidity within the Fund was a detractor from relative performance during the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Bond Fund (Class I Shares)	September 4, 1990	6.14%	2.17%	1.95%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		5.54	1.53	1.71
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short Duration Bond Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg 1-3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$10,266,855
Total number of portfolio holdings	1,591
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$17,625
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HLLVX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Short Duration Bond Fund

Class R6 Shares/Ticker: JSDUX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Bond Fund (Class R6 Shares)	$28	0.27%
How did the Fund Perform?
The JPMorgan Short Duration Bond Fund's Class R6 Shares returned 6.20% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 5.54% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  A strategic allocation to investment grade corporate credit, favoring financials over industrials, bolstered performance as well as security selection during the period.
  Cash used to maintain liquidity within the Fund was a detractor from relative performance during the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Bond Fund (Class R6 Shares)	February 22, 2005	6.20%	2.23%	2.10%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		5.54	1.53	1.71
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Short Duration Bond Fund, the Bloomberg U.S. Aggregate Index and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg U.S. Aggregate Index and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Bloomberg 1-3 Year U.S. Government/Credit Bond Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years. Investors cannot invest directly in an index. As a result of new regulatory requirements, effective July 24, 2024, the Fund’s regulatory index has changed from the Index, as defined above, to the Bloomberg U.S. Aggregate Index, a broad-based securities market index. In addition to the Fund’s performance, the tables in this section include performance of the new regulatory index and the Index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$10,266,855
Total number of portfolio holdings	1,591
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$17,625
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JSDUX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Short-Intermediate Municipal Bond Fund

Class A Shares/Ticker: OSTAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares)	$70	0.69%
How did the Fund Perform?
The JPMorgan Short-Intermediate Municipal Bond Fund's Class A Shares, without a sales charge, returned 2.88% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the "Index") returned 3.23% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to A-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming housing sector also positively contributed to performance.
  The five- to six-year effective duration underperformed for the period; the Fund’s overweight to this bucket took from performance.
  The Fund’s underweight to the IDR/PCR sector detracted from performance, as it outperformed over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares)	May 4, 1998	0.60%	(0.17)%	0.79%
JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares) - excluding sales charge		2.88	0.29	1.01
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index		3.23	1.09	1.53
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Short-Intermediate Municipal Bond Fund, the Bloomberg US Municipal Index and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg US Municipal Index and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1-5.999 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$794,448
Total number of portfolio holdings	374
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$1,079
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OSTAX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Short-Intermediate Municipal Bond Fund

Class C Shares/Ticker: STMCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares)	$120	1.19%
How did the Fund Perform?
The JPMorgan Short-Intermediate Municipal Bond Fund's Class C Shares, without a sales charge, returned 2.42% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the "Index") returned 3.23% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to A-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming housing sector also positively contributed to performance.
  The five- to six-year effective duration underperformed for the period; the Fund’s overweight to this bucket took from performance.
  The Fund’s underweight to the IDR/PCR sector detracted from performance, as it outperformed over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares)	November 1, 2001	1.42%	(0.21)%	0.61%
JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares) - excluding sales charge		2.42	(0.21)	0.61
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index		3.23	1.09	1.53
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Short-Intermediate Municipal Bond Fund, the Bloomberg US Municipal Index and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1-5.999 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$794,448
Total number of portfolio holdings	374
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$1,079
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
STMCX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Short-Intermediate Municipal Bond Fund

Class I Shares/Ticker: JIMIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short-Intermediate Municipal Bond Fund (Class I Shares)	$25	0.24%
How did the Fund Perform?
The JPMorgan Short-Intermediate Municipal Bond Fund's Class I Shares returned 3.33% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the "Index") returned 3.23% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to A-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming housing sector also positively contributed to performance.
  The five- to six-year effective duration underperformed for the period; the Fund’s overweight to this bucket took from performance.
  The Fund’s underweight to the IDR/PCR sector detracted from performance, as it outperformed over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short-Intermediate Municipal Bond Fund (Class I Shares)	June 19, 2009	3.33%	0.73%	1.48%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index		3.23	1.09	1.53
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Short-Intermediate Municipal Bond Fund, the Bloomberg US Municipal Index and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1-5.999 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$794,448
Total number of portfolio holdings	374
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$1,079
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIMIX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Short-Intermediate Municipal Bond Fund

Class R6 Shares/Ticker: OSTSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short-Intermediate Municipal Bond Fund (Class R6 Shares)	$20	0.19%
How did the Fund Perform?
The JPMorgan Short-Intermediate Municipal Bond Fund's Class R6 Shares returned 3.38% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the "Index") returned 3.23% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to A-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming housing sector also positively contributed to performance.
  The five- to six-year effective duration underperformed for the period; the Fund’s overweight to this bucket took from performance.
  The Fund’s underweight to the IDR/PCR sector detracted from performance, as it outperformed over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short-Intermediate Municipal Bond Fund (Class R6 Shares)	October 1, 2018	3.38%	0.80%	1.51%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index		3.23	1.09	1.53
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Short-Intermediate Municipal Bond Fund, the Bloomberg US Municipal Index and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. The Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index is an unmanaged index of investment grade tax-exempt municipal bonds with maturities of 1-5.999 years. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$794,448
Total number of portfolio holdings	374
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$1,079
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OSTSX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Tax Free Bond Fund

Class A Shares/Ticker: PMBAX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Bond Fund (Class A Shares)	$67	0.66%
How did the Fund Perform?
The JPMorgan Tax Free Bond Fund's Class A Shares, without a sales charge, returned 3.46% for the year ended February 28, 2025. The Bloomberg US Municipal Index (the "Index") returned 2.96% for the year ended February 28, 2025.
  The barbelled curve posture of the strategy boosted performance. Being overweight the zero to one-year effective duration bucket as well as the 10+ year effective duration bucket positively impacted performance in the Fund, as both categories outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Free Bond Fund (Class A Shares)	March 1, 1988	(0.38)%	(0.90)%	1.42%
JPMorgan Tax Free Bond Fund (Class A Shares) - excluding sales charge		3.46	(0.15)	1.80
Bloomberg US Municipal Index		2.96	0.67	2.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg US Municipal Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Bloomberg US Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$678,964
Total number of portfolio holdings	302
Portfolio turnover rate	71%
Total advisory fees paid (000's)	$1,842
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PMBAX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Tax Free Bond Fund

Class C Shares/Ticker: JTFCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Bond Fund (Class C Shares)	$126	1.24%
How did the Fund Perform?
The JPMorgan Tax Free Bond Fund's Class C Shares, without a sales charge, returned 2.80% for the year ended February 28, 2025. The Bloomberg US Municipal Index (the "Index") returned 2.96% for the year ended February 28, 2025.
  The barbelled curve posture of the strategy boosted performance. Being overweight the zero to one-year effective duration bucket as well as the 10+ year effective duration bucket positively impacted performance in the Fund, as both categories outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Free Bond Fund (Class C Shares)	July 1, 2008	1.80%	(0.74)%	1.31%
JPMorgan Tax Free Bond Fund (Class C Shares) - excluding sales charge		2.80	(0.74)	1.31
Bloomberg US Municipal Index		2.96	0.67	2.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg US Municipal Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$678,964
Total number of portfolio holdings	302
Portfolio turnover rate	71%
Total advisory fees paid (000's)	$1,842
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JTFCX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Tax Free Bond Fund

Class I Shares/Ticker: PRBIX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Bond Fund (Class I Shares)	$45	0.44%
How did the Fund Perform?
The JPMorgan Tax Free Bond Fund's Class I Shares returned 3.71% for the year ended February 28, 2025. The Bloomberg US Municipal Index (the "Index") returned 2.96% for the year ended February 28, 2025.
  The barbelled curve posture of the strategy boosted performance. Being overweight the zero to one-year effective duration bucket as well as the 10+ year effective duration bucket positively impacted performance in the Fund, as both categories outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Free Bond Fund (Class I Shares)	February 1, 1995	3.71%	0.07%	2.03%
Bloomberg US Municipal Index		2.96	0.67	2.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg US Municipal Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$678,964
Total number of portfolio holdings	302
Portfolio turnover rate	71%
Total advisory fees paid (000's)	$1,842
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PRBIX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan Tax Free Bond Fund

Class R6 Shares/Ticker: RUNFX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Bond Fund (Class R6 Shares)	$40	0.39%
How did the Fund Perform?
The JPMorgan Tax Free Bond Fund's Class R6 Shares returned 3.76% for the year ended February 28, 2025. The Bloomberg US Municipal Index (the "Index") returned 2.96% for the year ended February 28, 2025.
  The barbelled curve posture of the strategy boosted performance. Being overweight the zero to one-year effective duration bucket as well as the 10+ year effective duration bucket positively impacted performance in the Fund, as both categories outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Free Bond Fund (Class R6 Shares)	October 1, 2018	3.76%	0.11%	2.05%
Bloomberg US Municipal Index		2.96	0.67	2.33
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class I Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the JPMorgan Tax Free Bond Fund and the Bloomberg US Municipal Index from February 28, 2015 to February 28, 2025. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Bloomberg US Municipal Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Bloomberg US Municipal Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Investors cannot invest directly in an index.
Capital gain distributions are subject to Federal income tax; a portion of the Fund’s income distributions may be subject to the alternative minimum tax and some investors may be subject to certain state and local taxes.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.

KEY FUND STATISTICS
Fund net assets (000's)	$678,964
Total number of portfolio holdings	302
Portfolio turnover rate	71%
Total advisory fees paid (000's)	$1,842
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
RUNFX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Academy Shares/Ticker: JGAXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Academy Shares)	$17	0.17%

KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorgan.com/academy or upon request at 1-646-341-6869.
Availability of Additional Information
At www.jpmorgan.com/academy, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGAXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Agency Shares/Ticker: OGAXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Agency Shares)	$27	0.26%

KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGAXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Capital Shares/Ticker: OGVXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Capital Shares)	$17	0.17%

KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGVXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Empower Shares/Ticker: EJGXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Empower Shares)	$17	0.17%

KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
EJGXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Government Money Market Fund

IM Shares/Ticker: MGMXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (IM Shares)	$12	0.12%

KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/jpmfpages/imshares or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
MGMXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Institutional Class Shares/Ticker: IJGXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Institutional Class Shares)	$21	0.21%

KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IJGXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Investor Shares/Ticker: JGMXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Investor Shares)	$48	0.47%

KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGMXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Morgan Shares/Ticker: MJGXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Morgan Shares)	$58	0.57%

KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
MJGXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Premier Shares/Ticker: OGSXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Premier Shares)	$43	0.42%

KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
OGSXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Reserve Shares/Ticker: RJGXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Reserve Shares)	$69	0.67%

KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
RJGXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Government Money Market Fund

Service Shares/Ticker: SJGXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
This report describes material changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Service Shares)	$104	1.02%

KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
SJGXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Academy Shares/Ticker: JPCXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Academy Shares)	$18	0.17%

KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1
Availability of Additional Information
At www.jpmorgan.com/academy, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPCXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Agency Shares/Ticker: AJTXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Agency Shares)	$27	0.26%

KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
AJTXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Capital Shares/Ticker: JTCXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.  You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Capital Shares)	$18	0.17%

KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JTCXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Empower Shares/Ticker: EJUXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Empower Shares)	$18	0.17%

KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
EJUXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

IM Shares/Ticker: MJPXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (IM Shares)	$13	0.12%

KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1
Availability of Additional Information
At www.jpmorganfunds.com/jpmfpages/imshares, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
MJPXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Institutional Class Shares/Ticker: IJTXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Institutional Class Shares)	$21	0.21%

KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
IJTXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Investor Shares/Ticker: HGOXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Investor Shares)	$48	0.47%

KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HGOXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Morgan Shares/Ticker: MJTXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Morgan Shares)	$59	0.57%

KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
MJTXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Premier Shares/Ticker: PJTXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Premier Shares)	$43	0.42%

KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
PJTXX-225
ANNUAL SHAREHOLDER REPORT | February 28, 2025 (Unaudited)
JPMorgan U.S. Treasury Plus Money Market Fund

Reserve Shares/Ticker: HTIXX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Reserve Shares)	$69	0.67%

KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933
EFFECTIVE MATURITY
(% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HTIXX-225

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2025 – $713,733

2024 – $733,369

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2025 – $80,317

2024 – $78,742

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2025 – $130,154

2024 – $127,643

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended February 28, 2025 and February 29, 2024, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2025 – Not applicable

2024 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2025 – 0.0%

2024 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2024 - $35.1 million

2023 - $35.1 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Financial Statements
J.P. Morgan Municipal Bond Funds
February 28, 2025
JPMorgan California Tax Free Bond Fund
JPMorgan National Municipal Income Fund
JPMorgan New York Tax Free Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
JPMorgan Ultra-Short Municipal Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—90.8% (a)
Alabama—1.0%
Utility—1.0%
Black Belt Energy Gas District, Gas Project, Series 2024D, Rev., 5.00%, 11/1/2034 (b)	1,000	1,083
Energy Southeast A Cooperative District, Series 2024B, Rev., 5.25%, 6/1/2032 (b)	1,500	1,635
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,073
		3,791
California—82.0%
Certificate of Participation/Lease—0.3%
County of San Diego, County Public Health and Capital Improvement
Series 2023, COP, 5.00%, 10/1/2036	670	781
Series 2023, COP, 5.00%, 10/1/2037	425	494
		1,275
Education—7.4%
California Educational Facilities Authority, Stanford University
Series U-4, Rev., 5.00%, 6/1/2043	1,000	1,212
Series U-6, Rev., 5.00%, 5/1/2045	1,500	1,800
California Enterprise Development Authority, Riverside County, Rocketship Public Schools-Obligated Group No. 2, Series 2022A, Rev., 4.00%, 6/1/2031 (c)	1,250	1,213
California Enterprise Development Authority, Rocklin Academy Project, Series 2024, Rev., 5.00%, 6/1/2054 (c)	1,250	1,276
California Infrastructure and Economic Development Bank, Equitable School Revolving Fund LLC
Series 2024 B, Rev., 5.00%, 11/1/2029	1,500	1,621
Series 2024 B, Rev., 5.00%, 11/1/2041	1,175	1,294
California School Finance Authority, Green Dot Public Schools Project, Series 2022A, Rev., 5.00%, 8/1/2032 (c)	325	341
California State University, Systemwide
Series 2023A, Rev., 5.00%, 11/1/2044	2,660	2,954
Series 2024 A, Rev., 5.50%, 11/1/2045	1,000	1,161
Palmdale Elementary School District
Series 2023, 5.00%, 8/1/2041	250	279
Series 2023, 4.00%, 8/1/2043	1,000	1,004
Series 2023, 5.00%, 8/1/2044	800	879
University of California
Series 2023BP - 2, Rev., VRDO, 0.96%, 3/12/2025 (b)	5,000	5,000
Series 2020BE, Rev., 5.00%, 5/15/2034	1,065	1,179
INVESTMENTS	Principal Amount ($000)	Value ($000)

Education — continued
Series 2016AR, Rev., 5.00%, 5/15/2035	1,500	1,535
Series 2025 CA, Rev., 5.00%, 5/15/2036	1,500	1,773
Series 2023BN, Rev., 5.00%, 5/15/2042	3,000	3,338
		27,859
General Obligation—13.7%
Alvord Unified School District, 2007 Election, Series 2011B, GO, AGM, Zero Coupon, 8/1/2036	5,750	3,625
Clovis Unified School District, Election of 2020, Series C, GO, 5.00%, 8/1/2041	1,000	1,122
East Side Union High School District, Series B, GO, NATL - RE, 5.25%, 2/1/2026	500	511
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	1,325	800
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,645
Escondido Union High School District, Capital Appreciation, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,483
Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	875
Los Alamitos Unified School District, School Facilities Improvement District, Election of 2018, Series C, GO, 4.00%, 8/1/2045	1,235	1,244
Los Angeles Unified School District, Series 2024 QRR, GO, 5.00%, 7/1/2044	1,000	1,124
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax
Series 2024A, GO, 5.00%, 7/1/2034	1,295	1,542
Series 2023 QRR, GO, 5.25%, 7/1/2040	1,000	1,172
Series 2024 QRR, GO, 5.25%, 7/1/2049	2,000	2,244
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	392
GO, Zero Coupon, 7/1/2032	880	660
Napa Valley Unified School District, Election of 2006, Series 2010A, GO, Zero Coupon, 8/1/2027	2,000	1,859
Palo Alto Unified School District, Election of 2008
Series 2008-2, GO, Zero Coupon, 8/1/2025	1,015	1,004
Series 2008-2, GO, Zero Coupon, 8/1/2026	1,790	1,722
Poway Unified School District, School Facilities Improvement District No. 2002, GO, 4.00%, 4/8/2025	1,000	1,001
San Diego Unified School District, Series 2023 A-3, GO, 4.00%, 7/1/2053	1,500	1,485
San Diego Unified School District, Election of 1998
Series G-1, GO, AGM, 5.25%, 7/1/2028 (d)	385	417
Series G-1, GO, AGM, 5.25%, 7/1/2028	2,115	2,313
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	1

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
San Jose Evergreen Community College District
Series C, GO, 4.00%, 9/1/2041	650	671
Series C, GO, 4.00%, 9/1/2043	1,500	1,530
San Jose Unified School District, Election of 2002, Series C, GO, NATL - RE, Zero Coupon, 6/1/2031	3,035	2,519
San Mateo County Community College District, Election of 2005
Series A, GO, NATL - RE, Zero Coupon, 9/1/2026	1,100	1,054
Series A, GO, NATL - RE, Zero Coupon, 9/1/2029	2,000	1,758
Series 2006B, GO, NATL - RE, Zero Coupon, 9/1/2034	1,000	739
San Rafael City Elementary School District, Election of 2002, Series 2004B, GO, NATL - RE, Zero Coupon, 8/1/2029	2,000	1,731
Santa Monica Community College District, Election of 2004, Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	930
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax, Series 2016C, GO, Zero Coupon, 9/1/2028	1,800	1,611
State of California, Various Purpose
GO, 5.00%, 8/1/2037	820	955
GO, 4.00%, 10/1/2041	6,000	6,140
William S Hart Union High School District, Capital Appreciation Election 2001, Series 2005B, GO, AGM, Zero Coupon, 9/1/2029	2,500	2,163
Windsor Unified School District, Series 2023, GO, 5.00%, 8/1/2037	1,370	1,596
		51,637
Hospital—6.9%
California Health Facilities Financing Authority, Adventist Health System, Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,183
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	254
Rev., 5.00%, 11/15/2032	400	405
Series A, Rev., 5.00%, 8/15/2033	3,500	3,605
California Health Facilities Financing Authority, Children's Hospital of Orange County, Series 2024B, Rev., 5.00%, 5/1/2031 (b)	1,000	1,121
California Health Facilities Financing Authority, CommonSpirit Health, Series 2024A, Rev., 5.00%, 12/1/2025	100	101
California Health Facilities Financing Authority, Scripps Health, Series 2024 B2, Rev., 5.00%, 2/4/2031 (b)	1,800	2,007
INVESTMENTS	Principal Amount ($000)	Value ($000)

Hospital — continued
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	508
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,578
California Public Finance Authority, Health Care Hazelden Betty Ford Foundation Project
Series 2025, Rev., 5.00%, 11/1/2049	750	790
Series 2025, Rev., 5.00%, 11/1/2054	2,000	2,100
California Public Finance Authority, PIH Health, Series 2024A, Rev., 5.00%, 6/1/2037	1,220	1,372
California Statewide Communities Development Authority, Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	2,000	2,187
California Statewide Communities Development Authority, John Muir Health
Series 2024A, Rev., 5.00%, 12/1/2027	450	479
Series 2024A, Rev., 5.00%, 12/1/2049	1,000	1,078
California Statewide Communities Development Authority, Loma Linda University Medical Center, Series 2018 A, Rev., 5.50%, 12/1/2058 (c)	1,000	1,025
California Statewide Communities Development Authority, Sweep Loan Program, Scripps Health Obligated Group, Series 2007A, Rev., VRDO, 1.25%, 3/12/2025 (b)	3,000	3,000
Regents of the University of California Medical Center Pooled, Series 2022P, Rev., 5.00%, 5/15/2037	2,105	2,402
		26,195
Housing—4.6%
California Enterprise Development Authority, Pamona Properties LLC Project
Series 2024A, Rev., 5.00%, 1/15/2039	3,220	3,470
Series 2024A, Rev., 5.00%, 1/15/2045	1,500	1,557
California Municipal Finance Authority, Caritas Projects
Series 2024A, Rev., 5.00%, 8/15/2025	265	268
Series 2024A, Rev., 5.00%, 8/15/2026	450	464
Series 2024A, Rev., 5.00%, 8/15/2027	575	602
Series 2024A, Rev., 5.00%, 8/15/2029	820	885
Series 2024A, Rev., 5.00%, 8/15/2031	540	596
Series 2024A, Rev., 5.00%, 8/15/2049	1,000	1,050
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien, Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	1,820
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno, Series 2024 A-1, Rev., 5.00%, 7/1/2028 (b)	3,000	3,194
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Housing — continued
California Municipal Finance Authority, Terracina At Westpark Apartments, Series 2024A, Rev., 3.20%, 8/1/2027 (b)	2,500	2,513
California Public Finance Authority, Senior Living The James, Series 2024A, Rev., 6.38%, 6/1/2059 (c)	1,000	969
		17,388
Industrial Development Revenue/Pollution Control Revenue—6.0%
California Infrastructure and Economic Development Bank, California Academy of Science, Series 2024A, Rev., 3.25%, 8/1/2029	3,000	3,003
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts, Series 2024, Rev., 5.00%, 1/1/2032	2,000	2,248
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust, Series 2023 B, Rev., 5.00%, 10/1/2026 (b)	3,000	3,090
California Municipal Finance Authority, Waste Management, Inc. Project
Series 2020, Rev., AMT, VRDO, 3.75%, 6/2/2025 (b)	1,000	1,000
Series 2024A, Rev., AMT, VRDO, 3.75%, 6/2/2025 (b)	2,500	2,500
Series 2009 A, Rev., 3.30%, 2/1/2028 (b) (c)	2,000	2,006
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2035 (c)	2,105	2,287
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project, Series 2017 A-1, Rev., AMT, 4.10%, 4/15/2025 (b) (c)	1,000	1,000
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project, Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,493
Rancho Cucamonga Redevelopment Agency Successor Agency, Series 2024, Rev., 5.00%, 9/1/2026	1,000	1,036
Rialto Public Financing Authority, Police Station Project
Series 2023 A, Rev., 5.00%, 6/1/2036	450	507
Series 2023 A, Rev., 5.00%, 6/1/2038	400	447
Series 2023 A, Rev., 5.00%, 6/1/2048	2,000	2,135
		22,752
Other Revenue—12.5%
California Community Choice Financing Authority, Green Bond
Series 2022A-1, Rev., 4.00%, 8/1/2025	500	501
Series 2022A-1, Rev., 4.00%, 8/1/2026	1,000	1,011
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
California County Tobacco Securitization Agency, Series 2006 A, Rev., Zero Coupon, 6/1/2046	3,000	825
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A, Rev., 5.00%, 6/1/2047	1,500	1,438
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2030	1,095	1,179
Series 2020 A, Rev., 4.00%, 6/1/2049	1,150	1,069
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	4,000	812
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Series 2020 A, Rev., 4.00%, 6/1/2049	1,000	929
Series 2020 B 2, Rev., Zero Coupon, 6/1/2055	4,000	906
California Municipal Finance Authority
Series 2024A, Rev., 5.00%, 4/1/2026	450	459
Series 2024A, Rev., 5.00%, 4/1/2027	365	380
Series 2024A, Rev., 5.00%, 4/1/2028	310	328
Series 2024A, Rev., 5.00%, 4/1/2029	250	269
Series 2024A, Rev., 5.00%, 4/1/2030	200	218
Series 2024A, Rev., 5.00%, 4/1/2031	265	291
Series 2024A, Rev., 5.00%, 4/1/2032	310	343
Series 2024A, Rev., 5.00%, 4/1/2044	1,415	1,521
Series 2024A, Rev., 5.00%, 4/1/2049	1,300	1,371
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2027	1,360	1,422
Series 2024, Rev., 5.00%, 11/15/2044	1,500	1,588
California Municipal Finance Authority, Republic Services, Inc., Project, Series 2024A, Rev., AMT, 3.88%, 3/1/2034 (b)	2,985	2,999
California State Public Works Board, Various Capital Project
Series 2024C, Rev., 5.00%, 9/1/2033	1,430	1,664
Series 2024C, Rev., 5.00%, 9/1/2034	1,145	1,345
California Statewide Communities Development Authority, John Muir Health, Series 2024E-2, Rev., 5.00%, 10/1/2027 (b)	675	705
California Statewide Communities Development Authority, Southern California Edison Co., Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,122
City of Los Angeles, Rev., TRAN, 5.00%, 6/26/2025	2,000	2,012
Garden Grove Public Financing Authority, Series 2024A, Rev., 5.00%, 4/1/2049	1,235	1,347
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	3

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021 B, Rev., 3.00%, 6/1/2046	1,790	1,655
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	22,700	2,667
Jurupa Public Financing Authority, Series 2024, AGM, 5.00%, 9/1/2035	2,000	2,308
Los Angeles County Public Works Financing Authority
Series 2022G, Rev., 5.00%, 12/1/2037	1,500	1,683
Series 2024 H, Rev., 5.00%, 12/1/2049	2,055	2,255
Municipal Improvement Corp. of Los Angeles
Series 2023-A, Rev., 5.00%, 5/1/2042	1,000	1,119
Series 2023-A, Rev., 5.00%, 5/1/2043	1,000	1,112
Pasadena Public Financing Authority, Rose Bowl Renovation, Series 2024, Rev., Zero Coupon, 6/1/2042	1,200	575
San Diego Public Facilities Financing Authority, Capital Improvement Project, Series 2024A, Rev., 5.00%, 10/15/2041	1,000	1,142
Tobacco Securitization Authority of Northern California, Series 2021 B-1, Rev., 4.00%, 6/1/2049	2,390	2,390
Tobacco Securitization Authority of Southern California, Series 2019 A, Rev., 5.00%, 6/1/2048	1,000	1,022
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Series 2019 A, Rev., 5.00%, 6/1/2038	1,000	1,047
		47,029
Prerefunded—1.7%
California Health Facilities Financing Authority, Sutter Health, Series 2016A, Rev., 5.00%, 11/15/2025 (d)	1,150	1,170
Campbell Union High School District, Election of 2016Series B, GO, 5.00%, 8/1/2026 (d)	2,370	2,456
State of California Department of Water Resources, Central Valley Project, Water System, Series AW, Rev., 5.00%, 12/1/2026 (d)	2,600	2,713
		6,339
Transportation—9.8%
Bay Area Toll Authority
Series 2025F-1, Rev., 5.00%, 4/1/2044 (e)	1,000	1,121
Series 2025F-1, Rev., 5.00%, 4/1/2045 (e)	1,000	1,114
Bay Area Toll Authority, Toll Bridge, Series 2023B, Rev., VRDO, 0.85%, 3/3/2025 (b)	5,000	5,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Series 2024B, Rev., AMT, AGM, 4.38%, 7/1/2049	1,000	990
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
California Infrastructure and Economic Development Bank, Academy of Motion Picture, Series 2023A, Rev., 5.00%, 11/1/2034	1,000	1,173
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project
Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (b) (c)	1,300	1,343
Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c) (e)	3,000	3,043
California Municipal Finance Authority, United Airlined, Inc. Los Angeles Internation Airport Projects, Series 2019, Rev., AMT, 4.00%, 7/15/2029	1,000	999
City of Long Beach Harbor, Series C, Rev., AMT, 5.00%, 5/15/2030	2,000	2,007
City of Los Angeles Department of Airports
Series 2020A, Rev., 5.00%, 5/15/2039	2,000	2,178
Series 2022B, Rev., 4.00%, 5/15/2041	1,755	1,785
City of Los Angeles Department of Airports, International Airport Subordinate, Series 2022 G, Rev., AMT, 5.00%, 5/15/2033	1,250	1,361
Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series 1995A, Rev., Zero Coupon, 1/1/2026 (d)	1,795	1,753
Los Angeles County Metropolitan Transportation Authority Sales Tax, Series 2021A, Rev., 5.00%, 7/1/2045	1,000	1,085
Norman Y Mineta San Jose International Airport SJC, Series 2021A, Rev., AMT, 5.00%, 3/1/2032	2,000	2,158
Port of Los Angeles, Harbor Department
Series 2019B, Rev., 5.00%, 8/1/2026	3,420	3,543
Series 2024 A 1, Rev., AMT, 5.00%, 8/1/2032	1,000	1,105
San Diego County Regional Airport Authority, Series 2023B, Rev., AMT, 5.25%, 7/1/2037	1,500	1,685
San Francisco City and County Airport Commission, San Francisco International Airport, Series 2019A, Rev., AMT, 5.00%, 5/1/2037	1,500	1,568
San Francisco City and County Airport Comm-San Francisco International Airport, Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,750	1,756
		36,767
Utility—7.3%
California Community Choice Financing Authority, Clean Energy Project
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,175	2,312
Series 2024 A, Rev., 5.00%, 4/1/2032 (b)	2,000	2,154
Series 2024 D, Rev., 5.00%, 9/1/2032 (b)	5,000	5,445
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Utility — continued
Series 2024 H, Rev., 5.00%, 8/1/2033 (b)	1,250	1,377
City of Glendale Electric
Series 2024-2, Rev., 5.00%, 2/1/2045	1,000	1,069
Series 2024-2, Rev., AGC-CR, 5.00%, 2/1/2047	1,720	1,837
Series 2024, Rev., 5.00%, 2/1/2049	3,000	3,170
City of Vernon, Electric System, Series 2021 A, Rev., 5.00%, 4/1/2025	500	501
Sacramento Municipal Utility District, Series 2023D, Rev., 5.00%, 10/15/2030 (b)	3,500	3,851
Sacramento Municipal Utility District, Electric, Series 2023K, Rev., 5.00%, 8/15/2041	1,200	1,360
San Joaquin Valley Clean Energy Authority, Series 2025A, Rev., 5.50%, 7/1/2035 (b)	1,000	1,140
Southern California Public Power Authority, Series 2023-1, Rev., 5.00%, 7/1/2043	3,000	3,231
		27,447
Water & Sewer—11.8%
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 4.00%, 10/1/2040	2,000	2,075
City of Bakersfield, Wastewater, Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,021
City of Los Angeles, Wastewater System
Series 2018A, Rev., 5.00%, 6/1/2034	1,000	1,065
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,594
City of San Francisco, Public Utilities Commission Water, Series 2020, Subseries C-10, Rev., 4.00%, 11/1/2040	2,650	2,769
East Bay Municipal Utility District, Water System, Series 2024 A, Rev., 5.00%, 6/1/2049	2,750	3,014
Eastern Municipal Water District, Water and Wastewater, Series 2016A, Rev., 5.00%, 7/1/2035	2,885	2,956
Goleta Water District
Series 2023A, Rev., 5.00%, 9/1/2025	300	304
Series 2023A, Rev., 5.00%, 9/1/2027	450	477
Series 2023A, Rev., 5.00%, 9/1/2029	260	287
Los Angeles Department of Water and Power System
Series 2017C, Rev., 5.00%, 7/1/2026	1,105	1,129
Series 2024 C, Rev., 5.00%, 7/1/2026	1,000	1,022
Series 2021 B, Rev., 5.00%, 7/1/2041	680	727
Series 2023 D, Rev., 5.00%, 7/1/2042	520	565
Series 2017A, Rev., 4.00%, 7/1/2047	5,000	4,925
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
Los Angeles Department of Water and Power Water System
Series 2016 A, Rev., 5.00%, 7/1/2031	1,610	1,626
Series 2022D, Rev., 5.00%, 7/1/2041	270	294
Series 2022D, Rev., 5.00%, 7/1/2052	3,000	3,148
Metropolitan Water District of Southern California, Series 2024 B3, Rev., 5.00%, 7/1/2031 (b)	1,000	1,116
Metropolitan Water District of Southern California, Waterworks
Series 2024 B2, Rev., 5.00%, 7/1/2029 (b)	2,240	2,411
Series 2020C, Rev., 5.00%, 7/1/2040	1,500	1,647
Ontario Public Financing Authority, Series 2024A, Rev., 5.00%, 8/1/2049	1,000	1,082
San Francisco City and County Public Utilities Commission Wastewater
Series 2018 B, Rev., 5.00%, 10/1/2026 (d)	440	458
Series 2018 B, Rev., 5.00%, 10/1/2026	635	662
Series 2018B, Rev., 5.00%, 10/1/2036	1,675	1,774
Southern California Water Replenishment District, Rev., 5.00%, 8/1/2038	1,250	1,332
State of California Department of Water Resources, Central Valley Project, Series BF, Rev., 5.00%, 12/1/2035	2,000	2,328
State of California Department of Water Resources, Central Valley Project, Water System, Series 2023A, Rev., 5.00%, 6/1/2042	1,665	1,856
		44,664
Total California		309,352
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	257
Georgia—2.6%
Utility—2.6%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,000	2,090
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,150	1,232
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	1,250	1,346
Series 2025A, Rev., 5.00%, 6/1/2032 (b)	2,000	2,156
Series 2024E, Rev., 5.00%, 12/1/2032 (b)	2,690	2,870
		9,694
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	5

JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Utility — continued
Kentucky—1.2%
Industrial Development Revenue/Pollution Control Revenue—0.4%
County of Knott, Solid Waste Water Project, Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	1,500	1,501
Utility—0.8%
Kentucky Public Energy Authority, Gas Supply, Series 2024B, Rev., 5.00%, 8/1/2032 (b)	2,750	2,960
Total Kentucky		4,461
North Carolina—0.3%
Other Revenue—0.3%
North Carolina Housing Finance Agency, Homeownership, Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	1,000
Ohio—0.4%
Other Revenue—0.1%
Buckeye Tobacco Settlement Financing Authority, Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,215	343
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,018
Total Ohio		1,361
Pennsylvania—0.3%
Other Revenue—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,105
Puerto Rico—1.0%
Other Revenue—1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	861
Series A-1, Rev., Zero Coupon, 7/1/2051	4,000	989
Series A-2, Rev., 4.78%, 7/1/2058	1,000	988
Series A-1, Rev., 5.00%, 7/1/2058	1,000	1,004
		3,842
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
South Dakota—0.4%
Housing—0.4%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	500	563
Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,148
		1,711
Texas—0.4%
Utility—0.4%
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply, Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,500	1,620
Utah—0.3%
Housing—0.3%
Utah Housing Corp., Single Family Mortgage, Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	1,000	1,126
Wisconsin—0.8%
Industrial Development Revenue/Pollution Control Revenue—0.3%
Wisconsin Housing and Economic Development Authority Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	960	1,042
Transportation—0.5%
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,063
Rev., AMT, 5.75%, 7/1/2049	1,000	1,076
		2,139
Total Wisconsin		3,181
Total Municipal Bonds (Cost $339,473)		342,501
	Shares (000)
Short-Term Investments—9.7%
Investment Companies—9.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (f) (g)(Cost $36,832)	36,829	36,833
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	No. of Contracts	Value ($000)
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/07/2025 at USD 107.00, American Style
Notional Amount: USD 20,100
Counterparty: Exchange-Traded * (Cost $ 6)	201	3
Total Investments—100.5% (Cost $376,311)		379,337
Liabilities in Excess of Other Assets—(0.5)%		(1,983)
Net Assets—100.0%		377,354

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	7

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.6% (a)
Alabama — 1.3%
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	8,455	8,482
Series 2024D, Rev., 5.00%, 11/1/2034 (b)	1,590	1,722
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2039	4,000	4,409
Mobile County Industrial Development Authority, Calvert LLC Project
Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,015
Series 2024 B, Rev., AMT, 4.75%, 12/1/2054	2,500	2,469
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,225	1,223
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	6,705	6,709
Total Alabama		26,029
Alaska — 0.1%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	10,385	1,516
Arizona — 2.0%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2024 A, Rev., 5.00%, 11/1/2029	1,500	1,610
Series 2022A, Rev., 5.00%, 11/1/2034	1,550	1,723
Series 2022A, Rev., 5.00%, 11/1/2035	1,875	2,072
Series 2022A, Rev., 5.00%, 11/1/2036	1,775	1,957
Series 2024 A, Rev., 5.00%, 11/1/2043	1,000	1,076
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025 A2, Rev., 5.13%, 1/1/2059	6,665	6,302
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	729
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,351
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 11/15/2029 (c)	4,000	4,012
Maricopa County Industrial Development Authority, Banner Health Series A, Rev., 4.00%, 1/1/2041	1,650	1,651
Maricopa County Industrial Development Authority, HonorHealth
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,057
Series 2019A, Rev., 5.00%, 9/1/2037	1,250	1,311
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (c)	215	210
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (c)	940	952
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2036	1,000	1,132
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.25%, 7/1/2025	1,000	1,005
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2017A, Rev., 5.00%, 1/1/2033	3,000	3,173
Series 2017A, Rev., 5.00%, 1/1/2034	6,000	6,339
Scottsdale Municipal Property Corp., Excise Tax, Rev., 5.00%, 7/1/2026	1,570	1,617
Total Arizona		39,279
California — 6.3%
Alvord Unified School District, 2007 Election Series 2011B, GO, AGM, Zero Coupon, 8/1/2036	1,500	946
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031 (b)	19,915	20,106
Series 2024 H, Rev., 5.00%, 8/1/2033 (b)	5,750	6,335
California County Tobacco Securitization Agency Series 2006 A, Rev., Zero Coupon, 6/1/2046	9,500	2,613
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2027	400	414
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	10,000	2,030
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project
Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (b) (c)	8,380	8,656
Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c) (d)	10,000	10,144
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (c)	1,095	1,185
Rev., AMT, 5.00%, 7/1/2037 (c)	1,100	1,187
Rev., AMT, 5.00%, 11/21/2045 (c)	1,000	1,042
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059 (c)	3,500	3,392
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,324
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2015A, Rev., 5.00%, 6/1/2025 (e)	4,000	4,023
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	40,000	4,700
Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,781
Los Angeles Department of Water and Power System
Series 2017A, Rev., 5.00%, 7/1/2025	1,410	1,417
Series 2024 C, Rev., 5.00%, 7/1/2026	3,500	3,576
Series 2022D, Rev., 5.00%, 7/1/2030	675	741
Series 2017A, Rev., 4.00%, 7/1/2047	2,000	1,970
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	718
GO, Zero Coupon, 7/1/2036	1,150	718
GO, Zero Coupon, 7/1/2037	1,950	1,162
GO, Zero Coupon, 7/1/2041	1,250	622
Mountain View-Los Altos Union High School District, Election of 2010 Series C, GO, Zero Coupon, 8/1/2027	1,000	933
River Islands Public Financing Authority, Facilities District No. 2003 Series 2022A-1, AGM, 5.00%, 9/1/2042	1,000	1,080
San Diego County Regional Airport Authority Series 2021 B, Rev., AMT, 5.00%, 7/1/2051	5,180	5,348
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2042	2,000	2,052
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	8,438
West Hills Community College District, GO, AGM, 4.00%, 8/1/2037	1,650	1,705
Total California		126,358
Colorado — 3.4%
Baseline Metropolitan District No. 1 Series 2024A, GO, AGC, 5.00%, 12/1/2030	1,500	1,637
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	817	679
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	18,390	19,150
Series 2022A, Rev., AMT, 5.00%, 11/15/2037	8,750	9,445
Series 2022A, Rev., AMT, 5.50%, 11/15/2038	5,000	5,581
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Colorado — continued
Series 2022B, Rev., 5.00%, 11/15/2040	1,000	1,101
Series 2022A, Rev., AMT, 5.50%, 11/15/2042	6,000	6,557
Clear Creek Transit Metropolitan District No. 2, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041	574	473
Colorado Bridge and Tunnel Enterprise Series 2024 A, Rev., AGM, 5.25%, 12/1/2049	1,615	1,779
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series 2019A-2, Rev., 5.00%, 8/1/2039	1,225	1,286
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2030	2,055	2,228
Series 2019A-2, Rev., 5.00%, 8/1/2031	1,000	1,081
Series 2019A-2, Rev., 5.00%, 8/1/2032	2,000	2,146
Colorado Health Facilities Authority, School Health System Series 2019A, Rev., 4.00%, 1/1/2037	2,605	2,652
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	19	19
Rev., 5.25%, 12/1/2032	1,905	1,974
Douglas County School District No. Re-1 Douglas and Elbert Counties, GO, 5.00%, 12/15/2041	1,825	2,060
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	746	747
Rocky Mountain Rail Park Metropolitan District, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2031 (c)	750	746
Series 2021A, GO, 5.00%, 12/1/2041 (c)	750	727
State of Colorado Series 2021A, COP, 4.00%, 12/15/2039	3,100	3,137
Third Creek Metropolitan District No. 1, Limited Tax Series 2022A-1, GO, 4.75%, 12/1/2051	1,515	1,233
Verve Metropolitan District No. 1, GO, 5.75%, 12/1/2033	2,000	2,013
Total Colorado		68,451
Connecticut — 0.7%
City of New Haven, GO, AGC, 5.00%, 8/1/2032	2,685	3,032
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.00%, 8/15/2025	350	351
Series 2013A, Rev., 5.00%, 8/15/2029	300	300
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	9

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (c)	7,150	6,998
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2024 B, Rev., 5.00%, 7/1/2025	2,500	2,519
Total Connecticut		13,200
Delaware — 0.1%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project, Rev., 5.00%, 9/1/2040	1,550	1,596
District of Columbia — 1.4%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2031	5,000	5,024
Series 2015A, GO, 5.00%, 6/1/2036	7,275	7,306
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2032	5,750	6,005
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2024 A, Rev., 4.38%, 7/15/2059	10,690	10,694
Total District of Columbia		29,029
Florida — 2.2%
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project, Rev., 4.00%, 11/1/2045	6,500	5,959
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	2,500	2,789
County of Miami-Dade, Rev., Zero Coupon, 10/1/2040	5,000	2,643
County of Miami-Dade, Building Better Communities Program Series 2016A, GO, 5.00%, 7/1/2034	5,355	5,476
Florida Atlantic University Finance Corp., Student Housing Project Series 2024, Rev., 5.00%, 7/1/2049	2,000	2,114
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	2,000	2,056
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project, Rev., 5.25%, 6/15/2029 (c)	1,000	1,007
Florida Housing Finance Corp., Homeowner Mortgage
Series 2022 1, Rev., GNMA / FNMA / FHLMC, 3.50%, 7/1/2052	1,230	1,226
Series 2024 5, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	3,250	3,594
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	6,725	7,248
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	745	801
Orlando Utilities Commission Series 2025A, Rev., 5.00%, 10/1/2050	2,000	2,145
State of Florida Department of Transportation Series 2023, Rev., 5.00%, 7/1/2039	4,735	5,256
State of Florida Department of Transportation Turnpike System Series 2024D, Rev., 4.00%, 7/1/2048	1,390	1,356
Village Community Development District No. 15, 4.85%, 5/1/2038 (c)	1,000	1,041
Total Florida		44,711
Georgia — 4.5%
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (b)	2,000	2,051
Brookhaven Urban Redevelopment Agency Series 2023A, Rev., 5.00%, 7/1/2039	1,415	1,598
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	5,500	5,723
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2042	1,100	1,169
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	2,105	2,323
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 3.00%, 6/15/2032	1,175	1,109
Rev., 4.00%, 6/15/2037	1,500	1,512
Rev., 4.00%, 6/15/2039	1,785	1,783
Georgia State Road and Tollway Authority, Managed Lane System Series 2021A, Rev., GTD, 4.00%, 7/15/2039	2,000	2,058
Henry County, Water and Sewerage Authority, Rev., AGM - CR, BHAC - CR, NATL - RE, 5.25%, 2/1/2028	5,000	5,366
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,500	2,519
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	28,490	29,772
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	9,430	10,009
Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,175	1,234
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	10,690	11,456
Series 2025A, Rev., 5.00%, 6/1/2032 (b)	8,440	9,097
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Municipal Electric Authority of Georgia Project
Series 2024A, Rev., 5.00%, 1/1/2028	375	396
Series 2024A, Rev., 5.00%, 1/1/2029	1,100	1,182
Total Georgia		90,357
Idaho — 0.6%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2025 B, Rev., 5.00%, 3/1/2032 (b)	2,000	2,199
Series 2025 C, Rev., 5.00%, 3/1/2035 (b)	3,000	3,362
Idaho Housing and Finance Association, Federal Highway Trust
Series 2015A, Rev., 5.00%, 7/15/2025	2,550	2,571
Series 2015A, Rev., 5.00%, 7/15/2026	4,800	4,953
Total Idaho		13,085
Illinois — 8.7%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2029	3,315	3,503
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,455	1,553
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,000	1,087
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2026	1,000	1,017
Series 2024D, Rev., 5.00%, 1/1/2031	2,000	2,219
Series 2024 B, Rev., 5.00%, 1/1/2048	2,000	2,126
City of Chicago Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	5,500	5,907
City of Chicago, Waterworks, Second Lien Series 2023B, Rev., AGM, 5.00%, 11/1/2039	3,160	3,442
City of Springfield, Electric System, Senior Lien, Rev., AGM, 3.50%, 3/1/2025	3,500	3,500
Cook County Community Consolidated School District No. 15 Palatine, GO, 4.00%, 12/1/2041	750	751
County of Cook, Sales Tax, Rev., 5.00%, 11/15/2031	3,600	3,795
DuPage and Cook Counties, Community Unit School District No. 205 Elmhurst Series 2022, GO, 4.00%, 9/15/2042	1,060	1,039
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	2,750	2,763
Illinois Finance Authority, University of Chicago Series 2024 A, Rev., 5.00%, 4/1/2031	7,100	7,924
Illinois Housing Development Authority Series 2024 E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	3,280	3,620
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2042	1,030	1,021
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.50%, 1/1/2030	18,250	19,780
Series 2018C, Rev., 5.50%, 1/1/2032	22,820	24,648
Series 2018C, Rev., 5.25%, 1/1/2034	13,520	14,435
Series 2018C, Rev., 5.25%, 1/1/2035	9,000	9,593
Sales Tax Securitization Corp., Senior Lien Series 2024A, Rev., 5.00%, 1/1/2036	1,700	1,942
State of Illinois
GO, 5.00%, 2/1/2026	4,900	4,993
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,348
Series 2022B, GO, 5.00%, 10/1/2032	18,000	20,088
Series 2022A, GO, 5.00%, 3/1/2034	5,765	6,358
Series 2022A, GO, 5.00%, 3/1/2035	12,000	13,166
Series 2019C, GO, 4.00%, 11/1/2042	5,880	5,571
Series 2023B, GO, 5.50%, 5/1/2047	1,125	1,201
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1, Rev., AGM, 4.00%, 3/1/2028	995	1,014
Will County Community Unit School District No. 365-U Valley View, GO, 3.00%, 7/1/2036	1,700	1,646
Total Illinois		175,050
Indiana — 1.5%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	750	662
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 5.25%, 11/1/2040 (c)	4,560	4,218
City of Rockport, Indiana Michigan Power Co. Project Series 2009A, Rev., 3.05%, 6/1/2025	11,600	11,581
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (c)	1,550	1,397
Indiana Finance Authority, CHF-Tippecanoe LLC-Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400	424
Series 2023A, Rev., 5.00%, 6/1/2053	210	213
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 4.00%, 11/1/2036	230	226
Series 2019A, Rev., 4.00%, 11/1/2037	335	330
Series 2019A, Rev., 4.00%, 11/1/2038	340	333
Series 2019A, Rev., 4.00%, 11/1/2039	355	345
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	11

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (c)	1,875	1,678
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	5,000	5,057
Whitley County Multi School Building Corp., Ad Valorem Property Tax, Rev., 5.00%, 7/15/2038	3,200	3,409
Total Indiana		29,873
Iowa — 0.1%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2026	85	84
Rev., 5.00%, 9/1/2028	200	197
Rev., 5.00%, 9/1/2030	110	107
Rev., 5.00%, 9/1/2031	100	97
Rev., 5.00%, 9/1/2036	440	411
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	8,500	1,418
Total Iowa		2,314
Kansas — 0.1%
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018A, GO, 4.00%, 9/1/2033	2,965	3,019
Kentucky — 2.9%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	5,220	5,251
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	11,025	9,455
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	7,440	6,090
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	15,000	15,004
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2028	2,885	3,024
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,250	1,351
Series 2019A-1, Rev., 5.00%, 8/1/2032	1,000	1,073
Kentucky Economic Development Finance Authority, Owensboro Health, Inc. Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,754
Kentucky Public Energy Authority, Gas Supply Series 2024B, Rev., 5.00%, 8/1/2032 (b)	12,000	12,918
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2030	1,400	1,556
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2031	765	854
Total Kentucky		58,330
Louisiana — 0.1%
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (c)	385	372
Series 2021A, Rev., 5.00%, 6/1/2042 (c)	440	404
Series 2021A, Rev., 5.00%, 6/1/2051 (c)	705	611
Total Louisiana		1,387
Maryland — 1.4%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,120
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024 D-2, Rev., 3.30%, 1/1/2029	1,000	1,004
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,004
Rev., 4.00%, 7/1/2036	1,000	1,003
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,227
Maryland Stadium Authority, Build to Learn Series 2024, Rev., 5.25%, 6/1/2051	3,500	3,808
Washington Suburban Sanitary Commission
Rev., GTD, 4.00%, 6/1/2045	13,035	12,937
Rev., GTD, 4.00%, 6/1/2048	5,430	5,335
Total Maryland		28,438
Massachusetts — 0.6%
Commonwealth of Massachusetts, Consolidated Loan Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,077
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2025	2,250	2,269
Massachusetts Bay Transportation Authority, Sales Tax Series 2006A, Rev., 5.25%, 7/1/2029	5,000	5,555
Total Massachusetts		12,901
Michigan — 0.9%
City of Detroit, Unlimited Tax Series 2021A, GO, 5.00%, 4/1/2037	475	505
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Karegnondi Water Authority, Water Supply System Series 2024, Rev., 5.00%, 11/1/2041	1,500	1,664
Michigan Finance Authority, Henry Ford Health System, Rev., 4.00%, 11/15/2036	1,900	1,894
Michigan Finance Authority, Trinity Health Credit Group
Series 2016MI, Rev., 5.00%, 12/1/2035	4,600	4,691
Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000	1,002
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	1,125	1,127
State of Michigan Trunk Line Series 2020B, Rev., 4.00%, 11/15/2039	5,150	5,257
West Ottawa Public Schools, Unlimited Tax, GO, AGM, 4.00%, 11/1/2039	1,055	1,071
Total Michigan		17,211
Minnesota — 0.6%
City of Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project Series 2025, Rev., 5.00%, 11/1/2047	1,000	1,060
City of Minneapolis, Health Care System, Fairview Health Services
Series 2018A, Rev., 4.00%, 11/15/2037	6,230	6,163
Series 2018A, Rev., 4.00%, 11/15/2038	750	738
Series 2018A, Rev., 5.00%, 11/15/2049	1,000	1,007
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,250	2,532
Total Minnesota		11,500
Mississippi — 1.7%
State of Mississippi
Series 2018A, GO, 4.00%, 11/1/2026 (e)	5,030	5,142
Series 2018A, GO, 5.00%, 11/1/2026 (e)	7,595	7,887
Series 2018A, GO, 4.00%, 11/1/2038	21,155	21,189
Total Mississippi		34,218
Missouri — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019C, Rev., 4.00%, 2/1/2030	1,500	1,515
Series 2016B, Rev., 5.00%, 2/1/2035	1,000	1,007
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,019
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital, Rev., 5.00%, 9/1/2028	1,355	1,385
Kansas City Industrial Development Authority, Airport Terminal Modernization Project Series 2019 B, Rev., AMT, 5.00%, 3/1/2039	4,710	4,893
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project Series 2019B, Rev., AMT, 5.00%, 3/1/2034	1,800	1,886
Total Missouri		11,705
Montana — 0.2%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (c)	2,000	1,617
Montana Board of Housing, Single Family Mortgage Series 2024B, Rev., GNMA / FNMA / FHLMC, 5.75%, 6/1/2055	3,100	3,373
Total Montana		4,990
Nebraska — 0.8%
Douglas County School District No. 001, Omaha Public, GO, 4.00%, 12/15/2041	10,000	10,013
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2034	2,000	1,986
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000	1,117
Omaha Public Power District, Electric System Series 2024C, Rev., 5.00%, 2/1/2043	2,250	2,470
Total Nebraska		15,586
Nevada — 0.5%
City of North Las Vegas, Water and wastewater Reclamation System Limited Tax Series 2024B, GO, 5.00%, 6/1/2036	1,000	1,142
Clark County School District, Limited Tax Series 2020A, GO, AGM, 4.00%, 6/15/2039	1,065	1,074
Clark County Water Reclamation District Series 2023, GO, 5.00%, 7/1/2041	5,000	5,517
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2035	1,360	1,543
Total Nevada		9,276
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	13

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (c)	1,700	1,700
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 5.25%, 6/1/2051	4,000	4,271
Total New Hampshire		5,971
New Jersey — 3.1%
New Jersey Economic Development Authority, School Facilities Construction
Series 2019LLL, Rev., 5.00%, 6/15/2034	1,000	1,084
Series 2018EEE, Rev., 5.00%, 6/15/2043	1,255	1,302
New Jersey Economic Development Authority, Transit Transportation Project Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,274
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2018A, Rev., 5.00%, 6/15/2030	9,585	9,820
Series A, Rev., 5.00%, 6/15/2031	11,500	11,763
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,140
Series 2020AA, Rev., 4.00%, 6/15/2036	2,750	2,802
Series 2024 CC, Rev., 5.00%, 6/15/2036	3,115	3,574
Series 2022A, Rev., 4.00%, 6/15/2042	3,000	2,946
Series 2024 CC, Rev., 5.00%, 6/15/2045	3,000	3,239
Series 2024 CC, Rev., 4.13%, 6/15/2050	1,250	1,224
Series 2024 CC, Rev., 5.25%, 6/15/2050	1,500	1,623
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	6,300	6,412
Series 2018 A, Rev., 5.00%, 6/1/2027	8,005	8,260
Series 2018A, Rev., 4.00%, 6/1/2037	1,450	1,433
Township of North Brunswick, General Improvement, GO, 4.00%, 7/1/2039	1,540	1,579
Total New Jersey		62,475
New Mexico — 0.1%
Albuquerque Municipal School District No. 12, School Building, GO, 5.00%, 8/1/2035	1,980	2,094
County of Bernalillo Gross Receipts Tax Series 1996B, Rev., NATL - RE - IBC, 5.70%, 4/1/2027	510	528
Total New Mexico		2,622
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — 16.6%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	350
City of New York, Fiscal Year 2018 Series 2018B-1, GO, 4.00%, 10/1/2041	6,450	6,382
City of New York, Fiscal Year 2024 Series 2024D, GO, 5.50%, 4/1/2046	6,150	6,857
Empire State Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2039	13,555	14,593
Series 2019 A, Rev., 4.00%, 3/15/2042	10,080	10,006
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	9,240	9,076
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	9,250	9,082
Series 2018, Rev., 5.00%, 9/1/2034	5,000	5,342
Series 2018, Rev., 5.00%, 9/1/2035	3,000	3,204
Metropolitan Transportation Authority Series 2024B, Rev., 5.00%, 11/15/2042	2,000	2,169
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project
Series 2022A, Rev., 5.00%, 7/1/2032 (c)	250	258
Series 2022A, Rev., 5.63%, 7/1/2042 (c)	1,385	1,418
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024 CL F, Class F, Rev., 5.25%, 12/15/2031	1,300	1,335
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2017 Series 2017EE, Rev., 5.00%, 6/15/2036	5,000	5,198
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	10,127
Series 2020CC-2, Rev., 4.00%, 6/15/2042	5,000	4,952
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	6,000	6,532
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series 2019 S-2A, Rev., 4.00%, 7/15/2037	5,000	5,040
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2033	6,500	6,764
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series 2017 E1, Rev., 5.00%, 2/1/2035	3,000	3,105
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series B, Rev., 5.00%, 8/1/2036	6,445	6,595
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	2,100	2,205
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020B-1, Rev., 4.00%, 11/1/2038	3,770	3,839
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-A, Rev., 4.00%, 11/1/2038	10,575	10,769
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022C, Subseries C-1, Rev., 4.00%, 2/1/2047	7,750	7,516
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024 Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	2,000	1,973
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025 D, Rev., 5.25%, 5/1/2048	3,000	3,269
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,489
Series B, Rev., Zero Coupon, 11/15/2033	2,150	1,530
Series B, Rev., AGM - CR, Zero Coupon, 11/15/2049	9,315	2,809
New York Liberty Development Corp., Secured by Port Authority
Series 1WTC-2021, Rev., AGM - CR, 3.00%, 2/15/2042	3,345	2,798
Series 1WTC-2021, Rev., 2.75%, 2/15/2044	2,000	1,523
New York Liberty Development Corp., World Trade Centre Series 1WTC-2021, Rev., 2.25%, 2/15/2041	4,500	3,221
New York Power Authority Series 2024A, Rev., 4.00%, 11/15/2049	3,200	3,114
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.00%, 11/15/2053	3,000	3,203
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	3,250	3,498
New York State Dormitory Authority
Series 2024A, Rev., AGM, 5.00%, 10/1/2038	2,000	2,247
Series 2024A, Rev., AGM, 5.00%, 10/1/2039	1,000	1,110
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2030	500	548
Series 2024 A, Rev., 5.25%, 5/1/2037	875	989
Series 2024 A, Rev., 5.25%, 5/1/2038	900	1,014
Series 2024 A, Rev., 5.50%, 5/1/2049	1,275	1,389
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, Personal Income Tax Series 2019D, Rev., 4.00%, 2/15/2047	1,500	1,446
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021 E, Rev., 4.00%, 3/15/2042	7,000	6,983
Series 2020A, Rev., 4.00%, 3/15/2047	18,070	17,414
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2036	8,020	8,461
Series 2018E, Rev., 5.00%, 3/15/2038	2,000	2,113
New York State Dormitory Authority, White Plains Hospital Series 2024, Rev., 5.25%, 10/1/2049	1,000	1,043
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2021A, Rev., 4.00%, 6/15/2038	7,515	7,797
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2025 A, Rev., 5.00%, 9/15/2050	2,000	2,165
Series 2025 A, Rev., 5.00%, 9/15/2054	3,000	3,238
New York State Thruway Authority Series O, Rev., 4.00%, 1/1/2043	3,900	3,891
New York State Thruway Authority, Personal Income Tax Series 2022 A, Rev., 5.00%, 3/15/2042	12,000	13,058
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2029	1,400	1,450
Series 2018, Rev., AMT, 5.00%, 1/1/2030	6,230	6,449
Series 2018, Rev., AMT, 5.00%, 1/1/2031	3,500	3,620
Rev., AMT, 5.00%, 1/1/2034	9,885	10,181
Rev., AMT, 5.00%, 10/1/2035	3,920	4,102
Rev., AMT, 5.00%, 10/1/2040	5,350	5,527
Rev., AMT, 4.38%, 10/1/2045	1,690	1,648
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2042	1,750	1,892
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2043	2,250	2,422
Series 2023, Rev., AMT, AGM, 5.50%, 6/30/2044	2,250	2,413
Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	1,500	1,546
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	15

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Port Authority of New York and New Jersey, Consolidated
Series 223, Rev., AMT, 4.00%, 7/15/2039	2,975	2,989
Series 93, Rev., 6.13%, 6/1/2094	12,000	12,019
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	1,500	1,508
Triborough Bridge and Tunnel Authority Series 2018D, Rev., 4.00%, 11/15/2038	4,000	4,078
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,772
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025 A, Rev., 5.25%, 12/1/2054	1,000	1,081
Series 2025 A, Rev., AGC, 4.50%, 12/1/2056	1,000	993
Series 2025 A, Rev., 5.50%, 12/1/2059	1,000	1,102
Utility Debt Securitization Authority, Rev., 5.00%, 12/15/2037	5,250	5,324
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2041 (c)	10,450	10,759
Total New York		333,922
North Carolina — 1.5%
City of Asheville Water System Series 2024, Rev., 5.00%, 8/1/2041	1,495	1,679
North Carolina Housing Finance Agency, Homeownership Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	4,000	4,002
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	7,000	7,745
State of North Carolina, Rev., 5.00%, 3/1/2033	15,345	16,541
Total North Carolina		29,967
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	4,000	3,947
Series 2020B-2, Rev., 5.00%, 6/1/2055	6,500	5,943
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	20,400	2,178
Columbus Regional Airport Authority, John Glenn Columbus International Airport Series 2025 B, Rev., 5.25%, 1/1/2050	1,500	1,635
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	9,105	9,264
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Ohio Air Quality Development Authority, Duke Energy Corp. Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000	1,012
Ohio Housing Finance Agency, Mortgage- Backed Securities Program Series 2023 B, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 3/1/2055	970	1,063
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024 D, Rev., 5.00%, 12/1/2042	1,500	1,680
Ohio Water Development Authority, Drinking Water Assistance Series 2024 A, Rev., 5.00%, 12/1/2041	2,500	2,813
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2019A, Rev., 5.00%, 6/1/2029	16,390	17,814
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2041	875	955
Series 2024B, Rev., 5.00%, 12/1/2042	1,000	1,084
Series 2024B, Rev., 5.00%, 12/1/2044	900	967
State of Ohio, University Hospitals Health System, Inc. Series 2021E, Rev., 4.00%, 1/15/2038	1,700	1,703
Total Ohio		52,058
Oklahoma — 0.0% ^
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.00%, 8/15/2025	800	801
Oregon — 0.3%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	7,000	4,519
Multnomah County School District No. 40
Series A, GO, Zero Coupon, 6/15/2034	1,250	884
Series A, GO, Zero Coupon, 6/15/2036	1,000	636
Total Oregon		6,039
Pennsylvania — 4.2%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	5,256
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	3,987
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025	1,875	1,884
Rev., 5.00%, 6/1/2026	1,120	1,149
Rev., 5.00%, 6/1/2028	2,620	2,789
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Rev., 5.00%, 6/1/2029	1,120	1,190
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	14,000	14,048
County of Delaware Series 2024, GO, 5.00%, 8/1/2042	1,475	1,610
Erie City Water Authority Series 2019B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,349
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Series 2015, Rev., 5.00%, 11/1/2028	1,215	1,216
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2038	2,950	2,938
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	287
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	12,050	12,303
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024A-1, Rev., 5.25%, 8/15/2053	5,910	6,283
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, AGM, 5.00%, 12/31/2057	5,645	5,813
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 5.50%, 11/1/2054	2,000	2,173
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	4,000	4,264
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,111
Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,105
Pennsylvania Turnpike Commission, Subordinate
Series 2021B, Rev., 4.00%, 12/1/2038	1,500	1,519
Series 2021B, Rev., 4.00%, 12/1/2039	2,250	2,261
Series 2023, Rev., 5.00%, 12/1/2040	1,000	1,119
Philadelphia Authority for Industrial Development, Holy Family University Project Series 2023, Rev., 5.50%, 9/1/2037	2,135	2,370
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2029	1,500	1,626
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024 B, Rev., 5.00%, 9/1/2043	1,100	1,183
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
School District of the City of Erie (The), Limited Tax Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,179
Wilkes-Barre Area School District, GO, 3.75%, 4/15/2044	1,500	1,436
Total Pennsylvania		83,448
Puerto Rico — 1.2%
Puerto Rico Public Finance Corp. Series 2001E, Rev., AGC - ICC, AGM - CR, 6.00%, 8/1/2026 (e)	10,000	10,415
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	4,000	1,339
Series A-1, Rev., 5.00%, 7/1/2058	12,391	12,441
Total Puerto Rico		24,195
Rhode Island — 0.3%
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2044	705	739
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000	5,003
Total Rhode Island		5,742
South Carolina — 0.2%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024 A, Rev., 5.50%, 11/1/2054	1,000	1,098
South Carolina Public Service Authority
Series 2025 A, Rev., 5.00%, 12/1/2046 (d)	1,000	1,068
Series 2025 A, Rev., 5.25%, 12/1/2050 (d)	2,000	2,153
Total South Carolina		4,319
South Dakota — 0.1%
South Dakota Housing Development Authority Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,148
Tennessee — 5.4%
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2024A, Rev., 5.00%, 7/1/2029	4,225	4,577
Metropolitan Government of Nashville and Davidson County, GO, 4.00%, 7/1/2036	15,290	15,474
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.50%, 7/1/2041	1,875	2,044
Series 2022B, Rev., AMT, 5.50%, 7/1/2042	2,000	2,174
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	9,470	9,961
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	17

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2049	1,680	1,742
Series 2019B, Rev., AMT, 5.00%, 7/1/2054	5,000	5,071
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (b)	3,605	3,823
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	7,940	5,510
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,330	10,451
Tennessee Energy Acquisition Corp., Gas Project
Series 2018, Rev., 4.00%, 11/1/2025 (b)	33,150	33,278
Series 2023A-1, Rev., 5.00%, 5/1/2028 (b)	14,065	14,617
Total Tennessee		108,722
Texas — 6.2%
Barbers Hill Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2042	4,525	4,901
Central Texas Regional Mobility Authority, Senior Lien Series 2021B, Rev., 4.00%, 1/1/2041	1,000	994
Central Texas Turnpike System, First Tier
Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	2,000	2,141
Series 2024 A, Rev., 5.00%, 8/15/2032	1,000	1,135
Central Texas Turnpike System, Second Tier
Series 2024 C, Rev., 5.00%, 8/15/2032	3,000	3,398
Series 2024 C, Rev., 5.00%, 8/15/2034	2,040	2,348
City of Dallas Housing Finance Corp., Rosemont At Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (b)	1,375	1,393
City of Garland Electric Utility System, Rev., 5.00%, 11/15/2041	1,000	1,115
City of Houston Airport System, United Airlines, Inc. Terminal Improvement Projects
Series 2020 C, Rev., AMT, 5.00%, 7/15/2027	3,500	3,579
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	6,140	6,603
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (e)	2,000	2,398
City of Mesquite, Combination tax, GO, 4.13%, 2/15/2040	1,665	1,676
City of San Antonio Electric and Gas Systems Series 2024 B, Rev., 5.00%, 2/1/2039	2,000	2,266
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Clifton Higher Education Finance Corp., Idea Public Schools Series 2019, Rev., PSF-GTD, 4.00%, 8/15/2037	1,860	1,882
Coastal Water Authority, City of Houston Projects, Rev., 5.00%, 12/15/2025	5,115	5,123
County of Harris Toll Road, First Lien Series 2024 A, Rev., 5.00%, 8/15/2040	1,500	1,679
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,022
Dallas Area Rapid Transit, Sales Tax, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2025 (e)	9,905	10,070
Denison Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 8/1/2045	2,865	2,820
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	3,000	3,187
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,300
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	1,000	953
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2039	4,750	5,285
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,200	1,141
North Texas Tollway Authority, First Tier Series 2020A, Rev., 4.00%, 1/2/2038	5,000	5,039
North Texas Tollway Authority, Second Tier
Series 2024B, Rev., 5.00%, 1/1/2030	1,500	1,646
Series B, Rev., 5.00%, 1/1/2030	1,100	1,117
Permanent University Fund - Texas A&M University System Series 2009A, Rev., 5.25%, 7/1/2028	2,015	2,032
San Antonio Education Facilities Corp., Trinity University Project Series 2024 A, Rev., 5.00%, 6/1/2034	1,750	1,996
Sheldon Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2046	1,000	1,074
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020B-1, Rev., 4.00%, 11/15/2027	6,740	6,566
Texas Municipal Gas Acquisition and Supply Corp. IV Gas supply Series 2023B, Rev., 5.50%, 1/1/2034 (b)	6,135	6,839
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	9,000	9,720
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	3,000	3,193
Texas Water Development Board, State Water Implementation Fund Series 2018 B, Rev., 5.00%, 4/15/2030	7,000	7,527
Trinity River Authority of Texas, Livingston Regional Water Supply System Project Series 2023, Rev., 5.00%, 8/1/2038	1,220	1,348
Weatherford Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2042	1,200	1,327
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2043	1,505	1,652
Total Texas		124,485
Utah — 2.5%
County of Utah, IHC Health Services, Inc. Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	35,000	35,000
Intermountain Power Agency, Utah Powe Supply Series 2022A, Rev., 5.00%, 7/1/2037	3,855	4,195
Intermountain Power Agency, Utah Power Supply Series 2023 A, Rev., 5.00%, 7/1/2037	2,305	2,536
Utah Housing Corp. Series 2024 I, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	2,100	2,371
Utah Housing Corp., Single Family Mortgage Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	2,000	2,253
Utah Infrastructure Agency, Clearfield City Project, Rev., 4.00%, 10/15/2040	915	915
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series 2018A, Rev., 5.00%, 10/15/2025	745	751
Series 2018A, Rev., 5.00%, 10/15/2028	1,000	1,033
Rev., 4.00%, 10/15/2038	1,560	1,578
Total Utah		50,632
Virginia — 0.8%
Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL - RE, 5.25%, 1/1/2026	1,120	1,144
Virginia Public School Authority
Series 2023, Rev., 5.00%, 8/1/2041	4,880	5,431
Series 2023, Rev., 5.00%, 8/1/2042	6,450	7,132
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project, Rev., AMT, 4.00%, 1/1/2032	3,000	3,025
Total Virginia		16,732
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Washington — 1.7%
Chelan County Public Utility District No. 1 Series 2020A, Rev., 4.00%, 7/1/2038	1,670	1,699
County of Snohomish, Limited Tax, GO, 4.00%, 12/1/2039	1,470	1,512
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	4,000	4,378
King and Pierce Counties Valley Regional Fire Authority, Washington Unlimited Tax
Series 2024, GO, AGC, 5.00%, 12/1/2036	1,525	1,753
Series 2024, GO, AGC, 5.00%, 12/1/2037	1,000	1,145
Series 2024, GO, AGC, 5.00%, 12/1/2038	1,300	1,482
Series 2024, GO, AGC, 5.00%, 12/1/2039	1,085	1,228
Series 2024, GO, AGC, 5.00%, 12/1/2040	1,055	1,187
State of Washington, Various Purpose
Series 2018A, GO, 5.00%, 8/1/2040	10,000	10,352
Series 2023C, GO, 5.00%, 6/1/2041	2,330	2,577
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	3,000	2,998
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020A, Rev., 5.00%, 1/1/2032 (c)	1,920	1,959
Series 2020A, Rev., 5.00%, 1/1/2041 (c)	2,000	2,008
Total Washington		34,278
Wisconsin — 1.3%
Public Finance Authority, Ascend Leadership Academy Project Series 2021A, Rev., 5.00%, 6/15/2041 (c)	1,035	931
Public Finance Authority, Cone Health Series 2022A, Rev., 5.00%, 10/1/2052	6,530	6,797
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	2,000	2,126
Rev., AMT, 5.75%, 7/1/2049	6,000	6,454
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	7,000	7,168
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 4.38%, 8/15/2055 (d)	1,000	964
Wisconsin Housing and Economic Development Authority Home Ownership
Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	965	1,048
Series 2024 C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,000	1,100
Total Wisconsin		26,588
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	19

JPMorgan National Municipal Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wyoming — 0.9%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	18,570	17,110
Total Municipal Bonds (Cost $1,827,029)		1,860,663
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/7/2025 at USD 107.00, American Style
Notional Amount: USD 107,300
Counterparty: Exchange-Traded * (Cost $34)	1,073	16
	SHARES (000)
Short-Term Investments — 7.2%
Investment Companies — 7.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (f) (g) (Cost $145,224)	145,215	145,229
Total Investments — 99.8% (Cost $1,972,287)		2,005,908
Other Assets in Excess of Liabilities — 0.2%		4,313
NET ASSETS — 100.0%		2,010,221

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Municipal Bond Funds	February 28, 2025

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—94.8% (a)
Alabama—0.9%
Utility—0.9%
Black Belt Energy Gas District, Gas Project, Series 2024D, Rev., 5.00%, 11/1/2034 (b)	1,000	1,083
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024 B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,072
Southeast Energy Authority A Cooperative District, Series 2025C, Rev., 5.00%, 2/1/2031 (b)	1,200	1,280
		3,435
California—0.9%
Other Revenue—0.2%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2021B-2, Rev., Zero Coupon, 6/1/2066	7,300	858
Transportation—0.4%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (b) (c)	1,525	1,575
Utility—0.3%
California Community Choice Financing Authority, Clean Energy Project, Series 2024 H, Rev., 5.00%, 8/1/2033 (b)	1,000	1,102
Total California		3,535
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.50%, 7/1/2053	250	257
Georgia—2.9%
Utility—2.9%
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	2,750	2,874
Series 2024 A, Rev., 5.00%, 9/1/2031 (b)	1,160	1,243
Series 2024B, Rev., 5.00%, 3/1/2032 (b)	1,750	1,884
Series 2025A, Rev., 5.00%, 6/1/2032 (b)	2,000	2,155
Series 2024E, Rev., 5.00%, 12/1/2032 (b)	3,000	3,201
		11,357
INVESTMENTS	Principal Amount ($000)	Value ($000)

Utility — continued
Kentucky—1.5%
Industrial Development Revenue/Pollution Control Revenue—0.6%
County of Knott, Solid Waste Water Project, Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	2,555	2,556
Utility—0.9%
Kentucky Public Energy Authority, Gas Supply
Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,589
Series 2024B, Rev., 5.00%, 8/1/2032 (b)	1,750	1,884
		3,473
Total Kentucky		6,029
Nevada—0.8%
Transportation—0.8%
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project, Series 2025 A, Rev., AMT, 9.50%, 1/1/2033 (b) (c) (d)	3,000	3,016
New York—84.3%
Education—6.4%
Build NYC Resource Corp., Bay Ridge Preparatory School Project, Series 2024, Rev., 5.00%, 9/1/2044 (c)	1,270	1,262
Build NYC Resource Corp., Success Academy Charter School Project, Series 2025, Rev., 5.00%, 9/1/2033	1,000	1,101
Clinton County Capital Resource Corp., CVCES Boces Project, Series 2025, Rev., 5.00%, 7/1/2046 (c)	750	766
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project, Series 2024A, Rev., 5.00%, 7/1/2044 (c)	1,320	1,356
New York State Dormitory Authority, Series 2024, Rev., 5.25%, 7/1/2054	3,000	3,161
New York State Dormitory Authority, Brooklyn Law School, Series 2019 A, Rev., 5.00%, 7/1/2033	2,400	2,506
New York State Dormitory Authority, Court Facilities Lease, Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,165
New York State Dormitory Authority, New York University, Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,301
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2033	730	827
Series 2024 A, Rev., 5.25%, 5/1/2035	1,000	1,139
Series 2024 A, Rev., 5.50%, 5/1/2049	225	245
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	21

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Education — continued
Series 2024 A, Rev., 5.50%, 5/1/2056	3,000	3,256
New York State Dormitory Authority, State Supported Debt University Facilities, Series 2020A, Rev., 4.00%, 7/1/2050	2,000	1,892
		24,977
General Obligation—12.5%
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,004
City of New York, Fiscal Year 2022, Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,688
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-4, GO, VRDO, 1.50%, 3/3/2025 (b)	935	935
Series 2023E, GO, 4.00%, 4/1/2042	1,000	1,001
City of New York, Fiscal Year 2024, Series 2024A, GO, 5.00%, 8/1/2045	3,850	4,124
City of Oneida, GO, BAN, 4.50%, 3/28/2025	3,600	3,604
City of Yonkers
Series 2024 A, GO, AGM, 5.00%, 2/15/2041	1,000	1,098
Series 2024B, GO, AGM, 5.00%, 2/15/2041	1,000	1,098
Series 2024 A, GO, AGM, 5.00%, 2/15/2042	1,505	1,645
Series 2024B, GO, AGM, 5.00%, 2/15/2042	1,000	1,093
County of Albany, Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,124
County of Erie, Buffalo Bills Stadium Project, Series 2024 B, GO, 5.25%, 9/15/2048	1,500	1,655
County of Nassau, Series 2021A, GO, AGM, 4.00%, 4/1/2036	2,000	2,103
County of Nassau, General Improvement, Series 2023A, GO, AGM, 4.00%, 4/1/2042	1,500	1,512
County of Onondaga
Series 2022, GO, 4.00%, 6/15/2037	2,000	2,063
Series 2024, GO, 4.00%, 8/1/2043	1,565	1,553
County of Suffolk, Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,480
County of Westchester, Series 2018A, GO, 5.00%, 12/1/2025	1,500	1,529
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,005
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	3,500	3,519
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,005
Port Washington Union Free School District, GO, 4.00%, 8/1/2037	2,765	2,889
INVESTMENTS	Principal Amount ($000)	Value ($000)

General Obligation — continued
State of New York, Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,124
Town of Clarkstown, Series 2023, GO, 4.00%, 11/15/2039	990	1,026
Town of Huntington, Public Improvement, Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,425
Town of Oyster Bay, Public Improvement, GO, AGM, 5.00%, 8/1/2029	500	547
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,073
GO, 4.00%, 1/15/2041	2,000	2,032
		48,954
Hospital—2.4%
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2025A, Rev., 5.00%, 5/1/2034	1,000	1,148
Series 2022 A, Rev., 4.25%, 5/1/2052	1,595	1,519
Series 2022A, Rev., 5.00%, 5/1/2052	2,000	2,084
Series 2024A, Rev., 5.25%, 5/1/2054	1,000	1,077
New York State Dormitory Authority, White Plains Hospital, Series 2024, Rev., 5.25%, 10/1/2049	2,000	2,085
Oneida County Local Development Corp., Mohawk Valley Health System Project, Series 2019A, Rev., AGM, 4.00%, 12/1/2049	1,785	1,666
		9,579
Housing—5.4%
Amherst Industrial Development Agency, Multi-Family Housing Sutton Place Preservation Ltd. Partnership Project, Series 2022, Rev., FHA, GNMA, 3.90%, 4/1/2025 (b)	1,500	1,501
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Series 2024 CL F, Rev., 5.25%, 12/15/2031	3,900	4,006
New York State Housing Finance Agency, 10 Barclay Street, Series 2004A, Rev., VRDO, 1.70%, 3/7/2025 (b)	2,600	2,600
New York State Housing Finance Agency, 160 Madison Avenue LLC, Series 2013A, Rev., VRDO, 1.45%, 3/3/2025 (b)	4,225	4,225
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Housing — continued
New York State Housing Finance Agency, Housing Related Taconic, Series 2009A, Rev., VRDO, 1.70%, 3/7/2025 (b)	7,750	7,750
Onondaga County Trust for Cultural Resources, Abby Lane Housing Corp., Series 2017, Rev., 5.00%, 5/1/2040	1,000	1,010
		21,092
Industrial Development Revenue/Pollution Control Revenue—2.1%
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series 2021A, Rev., AGM, 5.00%, 1/1/2031	1,250	1,377
New York City Industrial Development Agency, Yankee Stadium Project, Series 2020 A, Rev., AGM, 5.00%, 3/1/2029	2,500	2,686
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Series 2005, Rev., 5.25%, 10/1/2035	2,460	2,857
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program, Series 2021-B, Rev., 4.00%, 8/15/2039	1,380	1,425
		8,345
Other Revenue—24.2%
Battery Park City Authority
Series 2019D-1, Rev., VRDO, 1.55%, 3/3/2025 (b)	13,600	13,600
Series 2019 B, Rev., 5.00%, 11/1/2040	2,000	2,156
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project
Series 2024, Rev., 5.00%, 12/1/2027	1,000	1,056
Series 2024, Rev., 5.00%, 12/1/2032	3,620	4,076
Chautauqua Tobacco Asset Securitization Corp., Series 2014, Rev., 5.00%, 6/1/2048	3,200	3,044
Empire State Development Corp., State Sales Tax, Series 2021 A, Rev., 4.00%, 3/15/2044	5,000	4,935
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017 A, Rev., 5.00%, 2/15/2031	1,585	1,650
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,582
Series 2017 A, Rev., 5.00%, 2/15/2038	2,125	2,193
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,765
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series 2015 S-1, Rev., 5.00%, 7/15/2031	2,500	2,506
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,126
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,252
INVESTMENTS	Principal Amount ($000)	Value ($000)

Other Revenue — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series 2017 E1, Rev., 5.00%, 2/1/2035	2,000	2,070
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-4, Rev., VRDO, 1.50%, 3/3/2025 (b)	1,100	1,100
Series 2019A-1, Rev., 5.00%, 8/1/2035	1,000	1,060
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022, Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	2,051
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023D, Subseries D-1, Rev., 5.25%, 11/1/2037	1,500	1,702
Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,177
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,096
Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,083
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	986
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025, Series 2025 D, Rev., 5.00%, 5/1/2044	1,000	1,087
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured, Series A, Rev., Zero Coupon, 11/15/2047	1,600	554
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured, Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,911
New York State Dormitory Authority, State Sales Tax
Series 2015 B, Rev., 5.00%, 3/15/2030	5,000	5,053
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,060
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,139
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,075
Suffolk Regional Off-Track Betting Co., Series 2024, Rev., 5.75%, 12/1/2044	1,000	1,033
Suffolk Tobacco Asset Securitization Corp., Series 2021 A-2, Rev., 5.00%, 6/1/2029	2,250	2,392
Triborough Bridge and Tunnel Authority Sales Tax
Series 2024A SUB A2, Rev., 5.25%, 5/15/2059	2,500	2,675
Series 2024A, Subseries A-1, Rev., 4.13%, 5/15/2064	3,515	3,329
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2036	2,000	2,043
Series B, Rev., 5.00%, 6/1/2048	2,350	2,226
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	23

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Westchester County Local Development Corp., Kendal on Hudson Project, Series 2022B, Rev., 5.00%, 1/1/2032	240	256
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project, Series 2021 A, Rev., 5.00%, 7/1/2056 (c)	2,000	1,999
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,813
Series B, Rev., 5.00%, 6/1/2034	2,000	2,038
		94,949
Special Tax—6.9%
Empire State Development Corp., State Personal Income Tax, Series A-2, Rev., NATL - RE, 5.50%, 3/15/2025	5,000	5,005
Empire State Development Corp., State Personal Income Tax, General Purpose
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	1,020
Series 2020 A, Rev., 4.00%, 3/15/2040	3,000	3,018
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,467
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,638
Series 2024A, Rev., 5.25%, 3/15/2052	2,835	3,073
New York State Housing Finance Agency, Sate Personal Income Tax
Series 2024 B-2, Rev., 3.30%, 12/15/2028 (b)	1,500	1,501
Series 2024C, Rev., 4.55%, 12/15/2054	1,000	994
New York State Thruway Authority, Personal Income Tax
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,536
Series 2022A, Rev., 5.00%, 3/15/2041	5,000	5,478
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,509
		27,239
Transportation—13.1%
Metropolitan Transportation Authority
Series 2015 A-2, Rev., 5.00%, 5/15/2030 (b)	2,185	2,334
Series 2024B, Rev., 5.00%, 11/15/2041	2,000	2,188
Series 2024B, Rev., 5.00%, 11/15/2042	2,000	2,169
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,294
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,055
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2032	2,250	2,384
INVESTMENTS	Principal Amount ($000)	Value ($000)

Transportation — continued
Series N, Rev., 4.00%, 1/1/2041	2,500	2,512
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2026	4,000	4,047
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,229
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315	2,253
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Series 2024 B, Rev., AMT, AGC, 0.00%, 12/31/2054	2,000	1,301
Port Authority of New York and New Jersey, Consolidated
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,357
Series 244, Rev., 5.00%, 7/15/2041	2,000	2,260
Series 245, Rev., 5.00%, 9/1/2049	1,500	1,615
Triborough Bridge and Tunnel Authority, Series 2024B,SubseriesB-3, Rev., 5.00%, 11/15/2025 (b)	5,000	5,080
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2023A, Rev., 5.00%, 5/15/2025	1,500	1,507
Series 2024A, Subseries A-2, Rev., 5.00%, 11/15/2029	1,035	1,143
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,276
Series B, Rev., 5.00%, 11/15/2033	1,500	1,564
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,674
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	2,043
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,369
Series 2020 A, Rev., 5.00%, 11/15/2054	1,500	1,568
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025 A, Rev., 5.25%, 12/1/2054	1,000	1,081
Series 2025 A, Rev., 5.50%, 12/1/2059	1,000	1,102
		51,405
Utility—6.2%
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	1,500	1,473
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	1,500	1,473
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,136
Series 2021A, Rev., 4.00%, 9/1/2041	2,030	2,038
Series 2024A, Rev., 5.00%, 9/1/2049	1,250	1,346
New York Power Authority
Series 2024A, Rev., 5.00%, 11/15/2042	1,000	1,136
Series 2024A, Rev., 5.00%, 11/15/2043	1,000	1,125
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Utility — continued
New York Power Authority, Green Transmission Project, Series 2022A, Rev., AGM, 5.00%, 11/15/2035	840	949
New York State Energy Research and Development Authority, Series 1997 A, Rev., 3.00%, 7/1/2025 (b)	4,000	3,999
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series 2005A-1, Rev., VRDO, 2.45%, 3/12/2025 (b)	2,800	2,800
Utility Debt Securitization Authority, Series 2016A, Rev., 5.00%, 12/15/2034	3,250	3,330
Utility Debt Securitization Authority, Restructuring Bond, Series 2016 B, Rev., 5.00%, 12/15/2035	2,450	2,509
		24,314
Water & Sewer—5.1%
New York City Municipal Water Finance Authority, Second General Resolution, Series 2025 BB, Rev., 5.00%, 6/15/2048	1,000	1,072
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2024, Series 2024, Subseries CC-2, Rev., 5.00%, 6/15/2046	2,000	2,160
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2018, Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,162
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	1,997
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,479
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022, Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	1,500	1,477
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023, Series 2023DD, Rev., 5.25%, 6/15/2046	2,000	2,183
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution, Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,292
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025 (e)	4,175	4,233
INVESTMENTS	Principal Amount ($000)	Value ($000)

Water & Sewer — continued
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2025 A, Rev., 5.00%, 9/15/2050	1,000	1,082
Series 2025 A, Rev., 5.00%, 9/15/2054	1,000	1,079
		20,216
Total New York		331,070
North Carolina—0.2%
Other Revenue—0.2%
North Carolina Housing Finance Agency, Homeownership, Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	1,000
Ohio—0.4%
Other Revenue—0.1%
Buckeye Tobacco Settlement Financing Authority, Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,900	416
Transportation—0.3%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,018
Total Ohio		1,434
Pennsylvania—0.3%
Other Revenue—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,105
Puerto Rico—0.9%
Other Revenue—0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2046	3,500	1,171
Series A-2, Rev., 4.78%, 7/1/2058	1,000	988
Series A-1, Rev., 5.00%, 7/1/2058	1,500	1,506
		3,665
South Dakota—0.4%
Housing—0.4%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	500	563
Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,148
		1,711
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	25

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Housing — continued
Texas—0.4%
Utility—0.4%
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply, Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,500	1,620
Wisconsin—0.8%
Industrial Development Revenue/Pollution Control Revenue—0.3%
Wisconsin Housing and Economic Development Authority Home Ownership, Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	970	1,053
Transportation—0.5%
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,063
Rev., AMT, 5.75%, 7/1/2049	1,000	1,076
		2,139
Total Wisconsin		3,192
Total Municipal Bonds (Cost $369,294)		372,426
	Shares (000)
Short-Term Investments—5.3%
Investment Companies—5.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (f) (g)(Cost $20,686)	20,686	20,688
	No. of Contracts
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/07/2025 at USD 107.00, American Style
Notional Amount: USD 21,000
Counterparty: Exchange-Traded * (Cost $ 7)	210	3
Total Investments—100.1% (Cost $389,987)		393,117
Liabilities in Excess of Other Assets—(0.1)%		(515)
Net Assets—100.0%		392,602

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Municipal Bond Funds	February 28, 2025

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 96.2% (a)
Alabama — 2.8%
Birmingham Airport Authority
Rev., 5.00%, 7/1/2033	325	356
Rev., 5.00%, 7/1/2034	375	409
Black Belt Energy Gas District, Gas Prepay Project No. 7 Series 2021C-1, Rev., 4.00%, 12/1/2026 (b)	7,515	7,563
Black Belt Energy Gas District, Gas Project
Series 2022B-1, Rev., 4.00%, 10/1/2027 (b)	2,500	2,508
Series 2024D, Rev., 5.00%, 11/1/2034 (b)	3,000	3,248
County of Jefferson sewer
Series 2024, Rev., 5.00%, 10/1/2025	1,500	1,516
Series 2024, Rev., 5.00%, 10/1/2026	1,095	1,128
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-1, Rev., 5.00%, 8/1/2028 (b)	5,000	5,216
Total Alabama		21,944
Alaska — 0.0% ^
Borough of Matanuska-Susitna Series 2007A, GO, NATL - RE, 5.00%, 4/1/2025	100	100
Arizona — 3.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024 A, Rev., 5.00%, 11/1/2029	2,500	2,683
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.00%, 11/1/2028	6,000	6,335
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2030	5,000	5,462
City of Glendale, Rev., 5.00%, 7/1/2028	2,850	3,058
City of Mesa Series 2016, GO, 3.00%, 7/1/2025	500	500
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2023, Rev., AMT, 5.00%, 7/1/2025	500	503
Series 2023, Rev., AMT, 5.00%, 7/1/2026	1,505	1,544
Maricopa County Industrial Development Authority, Banner Health
Series 2023A-1, Rev., 5.00%, 5/15/2026 (b)	1,235	1,260
Series 2023 A3, Rev., 5.00%, 11/1/2030 (b)	3,050	3,330
Maricopa County Pollution Control Corp., Palo Verde Project
Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,500	4,292
Series 2010B, Rev., 0.88%, 10/1/2026 (b)	2,150	2,050
Total Arizona		31,017
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arkansas — 0.7%
Arkansas Development Finance Authority, Department of Community Correction Project, Rev., 5.00%, 11/1/2026	325	336
City of Rogers Sales and Use Tax Series 2018B, Rev., 5.00%, 11/1/2027	3,855	3,988
County of Sharp, Sales and Use Tax, Rev., 5.00%, 3/1/2026	685	697
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	111
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	243
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	182
Total Arkansas		5,557
California — 3.0%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,500	2,654
Series 2023E-1, Rev., 5.00%, 3/1/2031 (b)	2,500	2,673
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (b) (c)	3,050	3,150
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	261
City of Los Angeles Department of Airports, International Airport Subordinate Series 2018 B, Rev., AMT, 5.00%, 5/15/2030	2,950	3,090
Los Angeles Community College District, Election of 2016 Series C-1, GO, 5.00%, 8/1/2026	250	259
Los Angeles Department of Water and Power System Series 2016 A, Rev., 5.00%, 7/1/2029	500	506
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series 2024A, GO, 5.00%, 7/1/2026	3,000	3,101
State of California, Various Purpose
GO, 4.00%, 8/1/2028	4,000	4,060
GO, 4.00%, 8/1/2029	4,180	4,237
Total California		23,991
Colorado — 1.3%
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,000	1,082
Colorado Health Facilities Authority, Intermountain Healthcare Series 2022C, Rev., 5.00%, 8/15/2028 (b)	1,800	1,914
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	27

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	3,180	3,411
Colorado School of Mines Series 2022D, Rev., (SIFMA Municipal Swap Index Yield + 0.87%), 3.12%, 3/12/2025 (d)	1,410	1,410
State of Colorado Series 2018 A, COP, 5.00%, 12/15/2029	1,950	2,101
Total Colorado		9,918
Connecticut — 0.1%
State of Connecticut Series 2020 A, GO, 5.00%, 1/15/2028	725	772
District of Columbia — 1.8%
District of Columbia
Series 2019 A, GO, 5.00%, 10/15/2028	1,440	1,558
Series 2024C, GO, 5.00%, 12/1/2028	5,000	5,422
Metropolitan Washington Airports Authority Aviation
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875	884
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	5,000	5,285
Washington Metropolitan Area Transit Authority Series 2017B, Rev., 5.00%, 7/1/2029	1,120	1,174
Total District of Columbia		14,323
Florida — 1.9%
City of Lakeland Department of Electric Utilities Series 2010A, Rev., AGM, 5.25%, 10/1/2028	1,000	1,080
City of Tallahassee, Energy System, Rev., 5.00%, 10/1/2025	300	304
County of Miami-Dade, Water and Sewer System Series 2017 B, Rev., 5.00%, 10/1/2029	1,315	1,381
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000	1,011
Florida Housing Finance Corp., Homeowner Mortgage Series 2025 1, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056 (e)	2,000	2,232
Florida Municipal Power Agency, St. Lucie Project Series 2021B, Rev., 5.00%, 10/1/2030	2,540	2,723
Fort Pierce Utilities Authority
Series 2022A, Rev., AGM, 5.00%, 10/1/2028	400	427
Series 2022A, Rev., AGM, 5.00%, 10/1/2029	475	515
Highlands County Health Facilities Authority, Adventhealth Obligated Group Series 2024C, Rev., 5.00%, 11/15/2031 (b)	1,000	1,114
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2025	365	370
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (b)	1,500	1,504
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2026	1,025	1,056
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (b)	750	759
State of Florida Board of Education, Public Education Capital Outlay Series 2020 B, GO, 5.00%, 6/1/2028	500	537
Total Florida		15,013
Georgia — 4.0%
Atlanta Development Authority (The), New Downtown Atlanta Stadium Project, Senior Lien
Series A-1, Rev., 5.00%, 7/1/2027	1,000	1,006
Series A-1, Rev., 5.00%, 7/1/2028	1,150	1,157
Columbia County Hospital Authority, Wellstart Health System Inc., Project
Series 2023B, Rev., 5.00%, 4/1/2026	400	409
Series 2023B, Rev., 5.00%, 4/1/2027	350	365
Series 2023B, Rev., 5.00%, 4/1/2028	750	798
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019B, Rev., 5.00%, 7/1/2029 (b)	1,480	1,570
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Rev., 5.00%, 7/1/2025	250	251
Rev., 5.00%, 7/1/2026	275	282
Rev., 5.00%, 7/1/2028	375	391
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (b)	1,000	1,002
Main Street Natural Gas, Inc., Gas Supply
Series 2024C, Rev., 5.00%, 12/1/2027	1,000	1,038
Series 2024C, Rev., 5.00%, 12/1/2028	1,000	1,049
Series 2024C, Rev., 5.00%, 12/1/2029	1,500	1,586
Series 2023B, Rev., 5.00%, 3/1/2030 (b)	3,250	3,449
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	3,745	3,968
Series 2025A, Rev., 5.00%, 6/1/2032 (b)	4,000	4,311
State of Georgia
Series 2016F, GO, 5.00%, 7/1/2028	2,000	2,084
Series 2015A, GO, 4.00%, 2/1/2031	7,000	7,004
Total Georgia		31,720
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — 9.3%
Champaign County Community Unit School District No. 4 Champaign
GO, 4.00%, 6/1/2029	1,000	1,038
GO, 4.00%, 6/1/2030	1,285	1,334
Series 2019, GO, 4.00%, 6/1/2034	1,160	1,186
Chicago Midway International Airport Series 2023 C, Rev., AMT, 5.00%, 1/1/2028	7,115	7,411
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2027	1,000	1,029
Series 2023A, Rev., AMT, 5.00%, 1/1/2028	3,400	3,549
Chicago Park District, Limited Tax Series 2023C, GO, 5.00%, 1/1/2026	2,500	2,537
Chicago Transit Authority Capital Grant Receipts Series 2021, Rev., 5.00%, 6/1/2027	2,085	2,180
City of Waukegan
Series 2018B, GO, AGM, 5.00%, 12/30/2026	1,125	1,170
Series 2018B, GO, AGM, 5.00%, 12/30/2027	1,185	1,233
City of Waukegan, First Lien, Water and Sewer System
Series 2018C, Rev., AGM, 5.00%, 12/30/2026	680	707
Series 2018C, Rev., AGM, 5.00%, 12/30/2027	710	740
Cook County Community Unit School District No. 401 Elmwood Park Series 2021 A, GO, AGM, 4.00%, 12/1/2030	1,220	1,276
Effingham Community Unit School District No. 40 Series 2019A, GO, 4.00%, 12/1/2028	565	584
Glenview Park District
GO, 5.00%, 12/1/2026	300	312
GO, 5.00%, 12/1/2029	350	364
Grundy and Kendall Counties Consolidated Grade School District No. 60-C, GO, 4.00%, 2/1/2030	1,145	1,194
Illinois Finance Authority, DePaul University, Rev., 5.00%, 10/1/2025	300	303
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Rev., 4.00%, 1/15/2030	1,960	1,998
Rev., 4.00%, 1/15/2032	2,120	2,158
Illinois Finance Authority, University of Chicago
Series 2015A, Rev., 5.00%, 10/1/2025 (f)	6,500	6,578
Series 2024B, Rev., 5.00%, 4/1/2027	2,400	2,511
Series 2024B, Rev., 5.00%, 4/1/2028	2,700	2,880
Illinois Housing Development Authority
Series 2022 E, Rev., GNMA / FNMA / FHLMC COLL, 5.25%, 10/1/2052	1,675	1,755
Series 2024 E, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,940	5,453
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Kane and DeKalb Counties Community Unit School District No. 301 Burlington, GO, 5.00%, 1/1/2027	355	369
Madison-Macoupin Etc. Counties Community College District No. 536, Lewis and Clark Community, GO, AGM, 4.00%, 5/1/2029	2,000	2,032
Peoria County Community Unit School District No. 309 Brimfield
GO, AGM, 4.00%, 4/1/2028	410	419
GO, AGM, 4.00%, 4/1/2029	240	246
GO, AGM, 4.00%, 4/1/2030	375	384
Peoria Public Building Commission Series 2019A, Rev., AGM, 5.00%, 12/1/2028	1,455	1,534
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc., Obligated Group Series 2017A, Rev., 5.00%, 2/15/2027	2,000	2,069
State of Illinois
Series 2017 A, GO, 5.00%, 12/1/2026	2,000	2,070
Series 2017D, GO, 5.00%, 11/1/2027	1,000	1,051
Series 2023B, GO, 5.00%, 5/1/2028	1,025	1,086
Series 2024B, GO, 5.00%, 5/1/2028	1,500	1,589
Series 2024 B, GO, 5.00%, 5/1/2029	4,095	4,398
Series 2017C, GO, 5.00%, 11/1/2029	1,000	1,048
GO, 5.50%, 5/1/2030	1,525	1,637
Village of Skokie, GO, 5.00%, 12/1/2028	1,550	1,670
Will County Forest Preservation District, Limited Tax, GO, 5.00%, 12/15/2027	805	854
Total Illinois		73,936
Indiana — 1.6%
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	4,992
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028	1,000	1,029
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021A, Rev., 1.40%, 8/1/2029	7,000	6,196
Indiana Finance Authority, Stadium Project Series 2022 A, Rev., 5.00%, 2/1/2026	500	510
Total Indiana		12,727
Iowa — 0.5%
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 2.30%, 3/12/2025 (b)	4,000	4,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	29

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kansas — 1.0%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Series 2018, Rev., 5.00%, 9/1/2025	300	303
Series 2018, Rev., 5.00%, 9/1/2026	465	480
Kansas Development Finance Authority, AdventHealth Series 2021 B, Rev., 5.00%, 11/15/2028 (b)	1,800	1,921
State of Kansas Department of Transportation Series 2024A, Rev., 5.00%, 9/1/2028	3,500	3,774
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 5.00%, 9/1/2025	495	500
Series 2019A, GO, AGM, 5.00%, 9/1/2026	320	330
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	424
Total Kansas		7,732
Kentucky — 1.7%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (b) (c)	6,250	6,252
Kentucky Public Energy Authority, Gas Supply Series 2023 A-1, Rev., 5.25%, 2/1/2032 (b)	3,335	3,627
Kentucky State Property and Building Commission, Project No. 113 Series 2024 B, Rev., 5.00%, 11/1/2027	1,005	1,063
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., AGM, 5.00%, 11/1/2030	500	556
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2028	1,510	1,628
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2029	685	751
Total Kentucky		13,877
Louisiana — 0.9%
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	630
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2017A, Rev., 5.00%, 12/15/2025	250	254
Series 2023A, Rev., 5.00%, 10/15/2028	175	188
Series 2023A, Rev., 5.00%, 10/15/2029	175	191
Series 2023A, Rev., 5.00%, 10/15/2030	200	221
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017 C, Rev., 3.30%, 7/3/2028 (b)	4,000	4,010
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Louisiana — continued
State of Louisiana
Series 2024 E, GO, 5.00%, 9/1/2029	700	766
Series 2023A, GO, 5.00%, 2/1/2031	1,085	1,215
Total Louisiana		7,475
Maryland — 0.6%
County of Prince George's, Consolidated Public Improvement Series 2020A, GO, 5.00%, 7/15/2032	1,000	1,068
Maryland Community Development Administration, Multi- Family, Villages At Marley Station Series 2024 D-2, Rev., 3.30%, 1/1/2029	1,500	1,506
State of Maryland Series 2021-2, GO, 5.00%, 8/1/2030	2,000	2,234
Total Maryland		4,808
Massachusetts — 1.6%
Commonwealth of Massachusetts, Consolidated Loan of 2015 Series 2015D, GO, 4.00%, 9/1/2030	8,290	8,315
Massachusetts Department of Transportation Series 1997-A, Rev., NATL - RE, Zero Coupon, 1/1/2029	1,560	1,387
Massachusetts Development Finance Agency, Caregroup Series 2015 H-1, Rev., 5.00%, 7/1/2025 (f)	1,445	1,454
Massachusetts Development Finance Agency, Suffolk University Issue, Rev., 5.00%, 7/1/2026	435	441
Town of Wilbraham, GO, BAN, 4.25%, 3/12/2025	1,000	1,000
Total Massachusetts		12,597
Michigan — 0.5%
City of Royal Oak, Limited Tax, Capital Improvement
GO, 5.00%, 4/1/2027	625	653
GO, 5.00%, 4/1/2028	245	260
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2029	1,525	1,607
Northville Public Schools, School Building and Site
Series 2019-II, GO, 5.00%, 5/1/2027	375	393
Series 2019-II, GO, 5.00%, 5/1/2028	600	640
Series 2019-II, GO, 5.00%, 5/1/2029	250	271
Total Michigan		3,824
Minnesota — 0.2%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2026	195	199
Series 2019C, COP, 5.00%, 2/1/2026	320	326
Series 2019B, COP, 5.00%, 2/1/2027	185	192
Series 2019B, COP, 5.00%, 2/1/2028	175	185
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Series 2019C, COP, 5.00%, 2/1/2028	350	370
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (f)	570	578
Total Minnesota		1,850
Mississippi — 0.8%
Mississippi Business Finance Corp., Pollution Control, Power Co., Project, Rev., 3.20%, 9/1/2028	4,000	3,996
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024 A, Rev., 5.00%, 1/1/2029	1,000	1,078
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,492
Total Mississippi		6,566
Missouri — 2.9%
City of St. Louis Airport Series 2007-A, Rev., AGM, 5.25%, 7/1/2026	2,635	2,721
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2029	1,000	1,099
Series 2020 B, Rev., 5.00%, 11/1/2030	5,705	6,378
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (b)	7,500	7,927
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2022A, Rev., 5.00%, 6/1/2028	385	408
Jackson County School District No. R-IV Blue Springs, Missouri Direct Deposit Program Series 2019, GO, 5.50%, 3/1/2029	1,280	1,407
Missouri Highway and Transportation Commission Series 2022 A, Rev., 4.00%, 5/1/2033	2,685	2,899
Total Missouri		22,839
Montana — 0.1%
Montana Board of Housing, Single Family Mortgage Series 2024A, Rev., 6.00%, 12/1/2054	870	948
Nebraska — 0.9%
Nebraska Investment Finance Authority, Single Family Housing Series 2023 C, Rev., GNMA / FNMA / FHLMC COLL, 5.50%, 9/1/2053	4,560	4,838
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	1,000	1,037
Southeast Community College Area, Tax Supported
COP, 5.00%, 12/15/2026	275	286
COP, 5.00%, 12/15/2027	495	524
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nebraska — continued
COP, 5.00%, 12/15/2028	540	577
University of Nebraska, Lincoln Student Fees and Facilities Series 2015A, Rev., 5.00%, 7/1/2025 (f)	250	252
Total Nebraska		7,514
Nevada — 0.5%
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025 A, Rev., AMT, 9.50%, 1/1/2033 (b) (c) (e)	4,000	4,022
New Hampshire — 0.3%
New Hampshire Municipal Bond Bank Series 2020A, Rev., 5.00%, 2/15/2029	1,870	2,032
New Jersey — 5.6%
Borough of Seaside Park, GO, BAN, 4.25%, 4/11/2025	1,000	1,001
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025	1,000	1,001
Burlington County Bridge Commission, Government Leasing Program Series 2024A, Rev., 4.25%, 4/8/2025	1,600	1,602
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,320	2,383
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (c)	5,500	5,699
New Jersey Housing and Mortgage Finance Agency, Multi- Family Series 2024B, Rev., 3.50%, 5/1/2029	1,000	1,003
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,079
Series A, Rev., 5.00%, 6/15/2029	5,350	5,486
Series A, Rev., 5.00%, 6/15/2031	4,750	4,859
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2030	6,665	6,558
State of New Jersey, COVID-19 Emergency Bonds Series 2020A, GO, 5.00%, 6/1/2026	4,255	4,378
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2028	2,110	2,204
Township of Brick, GO, BAN, 4.25%, 3/19/2025	5,000	5,003
Total New Jersey		44,256
New Mexico — 1.3%
City of Farmington, San Juan Project Series 2010A, Rev., 0.88%, 10/1/2026 (b)	4,000	3,815
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	31

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Mexico — continued
County of Sandoval, GO, 5.00%, 8/1/2026	650	669
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018 A, Rev., 5.00%, 6/15/2029	5,080	5,436
Total New Mexico		9,920
New York — 9.5%
City of New York, Fiscal Year 2015 Series 2015F, Subseries F-4, GO, 5.00%, 12/1/2025 (b)	1,750	1,758
City of Oneida, GO, BAN, 4.50%, 3/28/2025	8,000	8,009
Eastport-South Manor Central School District, GO, BAN, 4.50%, 5/22/2025	2,000	2,007
Empire State Development Corp., State Personal Income Tax Series 2017C, Rev., 5.00%, 3/15/2032	1,115	1,167
Long Island Power Authority, Electric System, Rev., 5.00%, 9/1/2027	500	530
Longwood Central School District, Suffolk County, GO, 5.00%, 6/15/2026	365	376
Metropolitan Transportation Authority Dedicated Tax Fund Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,071
Metropolitan Transportation Authority, Green Bond
Series A-2, Rev., 4.00%, 11/15/2025	1,000	1,009
Series 2017C-1, Rev., 5.00%, 11/15/2026	2,610	2,707
Series 2018 B, Rev., 5.00%, 11/15/2026	1,000	1,037
New York City Industrial Development Agency, Yankee Stadium LLC Project Series 2020A, Rev., AGM, 5.00%, 3/1/2030	1,600	1,740
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries CC-2, Rev., 5.00%, 6/15/2028	3,410	3,545
New York City Transitional Finance Authority Future Tax Secured Series 2024G, Subseries G-1, Rev., 5.00%, 5/1/2027	3,755	3,938
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2030	2,500	2,764
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2030	2,250	2,507
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025 Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	1,000	1,114
New York State Dormitory Authority Series 2024A, Rev., AGM, 5.00%, 10/1/2028	5,800	6,275
New York State Dormitory Authority, Pace University
Series 2024 A, Rev., 5.25%, 5/1/2027	250	261
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2024 A, Rev., 5.25%, 5/1/2028	290	309
Series 2024 A, Rev., 5.25%, 5/1/2029	300	324
New York State Dormitory Authority, Personal Income Tax Series 2017B-2, Rev., 5.00%, 2/15/2030	1,875	1,973
New York State Dormitory Authority, Sales Tax Series 2024 B, Rev., 5.00%, 3/15/2030	6,140	6,834
New York State Dormitory Authority, School Districts Financing Program Series 2020A, Rev., AGM, 5.00%, 10/1/2031	5,065	5,417
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2030	1,500	1,573
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2021 A, Rev., 5.00%, 3/15/2031	80	90
New York State Housing Finance Agency, Sate Personal Income Tax Series 2024 B-2, Rev., 3.35%, 12/15/2029 (b)	1,500	1,504
Port Authority of New York and New Jersey, Consolidated Series 246, Rev., AMT, 5.00%, 9/1/2027	5,000	5,221
Triborough Bridge and Tunnel Authority Series 2024B, Rev., BAN, 5.00%, 3/15/2027	7,000	7,330
Total New York		75,390
North Carolina — 2.4%
North Carolina Housing Finance Agency Series 2024, Rev., 5.00%, 4/1/2028 (b)	3,825	4,028
North Carolina Housing Finance Agency, Homeownership Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	1,500	1,699
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026 (b)	13,805	13,700
Total North Carolina		19,427
North Dakota — 0.2%
City of Grand Forks, Altru Health System
Series 2023A, Rev., AGM, 5.00%, 12/1/2026	370	382
Series 2023A, Rev., AGM, 5.00%, 12/1/2027	325	340
Series 2023A, Rev., AGM, 5.00%, 12/1/2028	460	488
Total North Dakota		1,210
Ohio — 2.8%
City of Cleveland, Income Tax, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2025	150	152
Series 2018A, Rev., 5.00%, 10/1/2027	250	264
Series 2018A, Rev., 5.00%, 10/1/2028	250	266
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Series 2017B-1, Rev., 5.00%, 10/1/2030	2,510	2,667
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	1,500	1,660
City of Dublin, Various Purpose, GO, 4.00%, 12/1/2028	200	201
City of Toledo Series 2023, GO, 5.00%, 12/1/2026	445	462
County of Van Wert, Ohio Hospital Facilities, Rev., 6.13%, 12/1/2029 (f)	3,000	3,347
Cuyahoga Community College District, Facilities Construction Improvement, Unlimited Tax, GO, 5.00%, 12/1/2028	2,300	2,362
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,790	2,839
State of Ohio, Common School Series 2023A, GO, 5.00%, 3/15/2027	7,870	8,254
Total Ohio		22,474
Oklahoma — 2.7%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	368
Rev., 5.00%, 9/1/2026	820	837
Rev., 5.00%, 9/1/2027	1,250	1,292
Cleveland County Educational Facilities Authority, Moore Public School Project
Series 2021, Rev., 4.00%, 6/1/2026	7,015	7,100
Series 2021, Rev., 4.00%, 6/1/2028	5,080	5,236
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	2,000	2,123
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	395
Rev., 5.00%, 9/1/2029	1,175	1,243
Oklahoma County Independent School District No. 52 Midwest City-Del City Series 2024, GO, 4.00%, 7/1/2028	2,000	2,065
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2030 (e)	1,000	1,049
Total Oklahoma		21,708
Oregon — 0.1%
Port of Portland, International Airport Series 26A, Rev., 5.00%, 7/1/2026	650	663
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — 6.6%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2026	350	355
Series 2023A, Rev., AMT, AGM, 5.00%, 1/1/2027	850	876
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2022A, Rev., (SOFR + 0.29%), 3.32%, 3/7/2025 (d)	2,500	2,477
Bethlehem Area School District Series 2021, GO, 5.00%, 11/15/2026	4,165	4,309
Commonwealth Financing Authority Series 2019 B, Rev., 5.00%, 6/1/2029	500	544
Commonwealth of Pennsylvania
Series 2023, GO, 5.00%, 9/1/2029	650	712
Series 2024-1, GO, 5.00%, 8/15/2030	7,875	8,770
Series 2024-1, GO, 5.00%, 8/15/2031	4,000	4,520
County of Northampton
Series 2019A, GO, 4.00%, 10/1/2027	1,615	1,642
Series 2019A, GO, 4.00%, 10/1/2028	920	935
General Authority of Southcentral Pennsylvania, Hanover Hospital, Inc., Rev., 5.00%, 12/1/2026	1,400	1,418
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023B, Rev., 4.10%, 6/1/2029	5,200	5,339
Panther Valley School District
GO, 2.00%, 10/15/2026	750	731
GO, 2.00%, 10/15/2027	680	651
GO, 2.00%, 10/15/2028	300	282
GO, 2.00%, 10/15/2029	300	276
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (b)	5,000	5,043
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	1,315	1,402
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,000	1,111
Series 2024-146A, Rev., 6.25%, 10/1/2054	3,000	3,314
Pennsylvania Turnpike Commission Series 2019, Rev., 5.00%, 12/1/2030	3,900	4,204
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-3, Rev., 5.00%, 12/1/2028	1,370	1,450
Pennsylvania Turnpike Commission, Subordinate Series 2021 B, Rev., 5.00%, 12/1/2027	1,025	1,086
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program, Rev., 5.00%, 6/1/2032	100	113
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	33

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	588
Series 2019B, GO, 4.00%, 10/1/2029	420	429
Total Pennsylvania		52,577
Puerto Rico — 0.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-1, Rev., Zero Coupon, 7/1/2029	4,500	3,874
Rhode Island — 0.0% ^
Rhode Island Commerce Corp., Department of Transportation Series 2016 B, Rev., 5.00%, 6/15/2026	50	51
South Carolina — 0.9%
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project Series 2024, Rev., 5.00%, 12/1/2029	1,000	1,097
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	2,100	2,322
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	3,665	3,954
Total South Carolina		7,373
South Dakota — 0.2%
South Dakota Housing Development Authority Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,500	1,689
Tennessee — 1.9%
County of Rutherford Series 2015A, GO, 5.00%, 4/1/2025	1,165	1,167
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (f)	5,000	5,626
Johnson City Health and Educational Facilities Board, Ballad Health Series 2023A, Rev., 5.00%, 7/1/2025	760	764
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (b)	1,000	1,008
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	6,500	6,576
Total Tennessee		15,141
Texas — 12.0%
Abilene Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,055
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,014
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	258
Series 2018C, Rev., 5.00%, 8/1/2027	200	210
Series 2018C, Rev., 5.00%, 8/1/2029	325	342
Bastrop Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2030	3,530	3,884
Bridge City Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2033	520	576
City of Austin Water and Wastewater System Series 2024, Rev., 5.00%, 11/15/2028	2,500	2,699
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028	1,130	1,165
City of Austin, Public Property Finance Contractual Obligation, GO, 5.00%, 5/1/2030	2,190	2,427
City of Houston Series 2024A, GO, 5.00%, 3/1/2030	500	550
City of Houston Combined Utility System Series 2016B, Rev., 5.00%, 11/15/2027	820	851
City of Houston, Airport System, Subordinate Lien Series 2018 B, Rev., 5.00%, 7/1/2025	3,000	3,021
City of Houston, Combined Utility System, First Lien
Series 2024 A, Rev., 5.00%, 11/15/2026	6,000	6,233
Series 2024 A, Rev., 5.00%, 11/15/2027	4,125	4,369
City of Lubbock, Electric Light and Power System Series 2022, Rev., AGM, 5.00%, 4/15/2028	1,120	1,192
City of Pearland, Permanent Improvement Series 2017, GO, 5.00%, 3/1/2025	225	225
City of San Antonio Series 2024, GO, 5.00%, 2/1/2030	600	661
City of San Antonio Electric and Gas Systems Series 2024D, Rev., 5.00%, 2/1/2030	1,000	1,099
City of Waco, Combination Tax
Series 2024 A, GO, 5.00%, 2/1/2028	1,920	2,040
Series 2024 A, GO, 5.00%, 2/1/2029	2,000	2,162
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 8/15/2028	1,000	1,072
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2030	1,145	1,263
County of Ector, GO, 5.00%, 2/15/2029	1,975	2,128
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2031	4,750	5,327
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	1,100	1,161
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
El Paso Housing Finance Corp., Columbia Housing Partners LP, Rev., 4.50%, 3/1/2025 (b)	1,000	1,000
Grand Parkway Transportation Corp. Series 2023, Rev., 5.00%, 4/1/2028 (b)	3,000	3,164
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2022B, Rev., 5.00%, 12/1/2028 (b)	1,475	1,570
Series 2024 B, Rev., 5.00%, 7/1/2031	1,250	1,396
Harris County Fresh Water Supply District No. 61, Unlimited Tax, GO, AGM, 3.00%, 9/1/2025	530	529
Hereford Independent School District, School Building, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,452
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,511
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2028	250	255
Series 2017A, Rev., 5.00%, 10/15/2029	500	511
Katy Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2026	3,300	3,373
Lone Star College System, Limited Tax Series 2016, GO, 4.00%, 2/15/2032	1,125	1,132
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2022A, Rev., 5.00%, 5/15/2030	805	888
Series 2023A, Rev., AGM, 5.00%, 5/15/2030	2,380	2,628
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series A, Rev., 5.00%, 11/1/2028	1,000	1,035
Rev., 5.00%, 11/1/2029	1,530	1,646
North Texas Tollway Authority, First Tier
Series 2023 A, Rev., 5.00%, 1/1/2026	3,740	3,809
Series A, Rev., 4.00%, 1/1/2033	2,500	2,531
Northwest Independent School District, Unlimited Tax Series 2024 A, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,084
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	1,000	1,087
Round Rock Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 8/1/2030 (b)	1,500	1,645
S&S Consolidated Independent School District, GO, PSF-GTD, 4.00%, 2/15/2028	580	596
San Antonio Water System, Junior Lien Series 2014B, Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 2.90%, 3/13/2025 (d)	1,565	1,563
Spring Independent School District, Unlimited Tax Series 2024 B, GO, 5.00%, 8/15/2030	1,575	1,736
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
State of Texas, College Student Loan Series 2023A, GO, AMT, 5.25%, 8/1/2029	2,470	2,654
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2027	1,435	1,507
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply, Senior Lien Series 2008D, Rev., 6.25%, 12/15/2026	615	637
Texas Municipal Gas Acquisition and Supply Corp. IV Gas supply Series 2023A, Rev., 5.50%, 1/1/2030 (b)	3,790	4,060
Texas State University System Series 2024, Rev., 5.00%, 3/15/2029	2,000	2,163
West Travis County Public Utility Agency, Rev., 5.00%, 8/15/2027	350	368
Total Texas		95,514
Utah — 0.8%
Intermountain Power Agency, Utah Power Supply
Series 2023 A, Rev., 5.00%, 7/1/2030	1,080	1,180
Series 2022A, Rev., 5.00%, 7/1/2031	320	354
Utah Infrastructure Agency, Tax-Exempt Telecommunications Series 2017A, Rev., 5.00%, 10/15/2025	2,560	2,581
West Valley City Municipal Building Authority
Rev., AGM, 5.00%, 2/1/2027	720	747
Rev., AGM, 5.00%, 2/1/2029	1,070	1,108
Total Utah		5,970
Virginia — 2.1%
Hampton Roads Sanitation District Series 2024 A, Rev., 5.00%, 11/1/2026	3,240	3,367
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (f)	7,660	7,885
Isle Wight County Economic Development Authority, Riverside Health System
Series 2023, Rev., AGM, 5.00%, 7/1/2026	500	513
Series 2023, Rev., AGM, 5.00%, 7/1/2027	360	377
Series 2023, Rev., AGM, 5.00%, 7/1/2028	350	372
Series 2023, Rev., AGM, 5.00%, 7/1/2029	500	540
Norfolk Economic Development Authority, Sentara Healthcare Series 2018A, Rev., 5.00%, 11/1/2028 (b)	2,190	2,334
Rappahannock Regional Jail Authority Series 2015, Rev., 5.00%, 10/1/2025 (f)	1,090	1,105
Total Virginia		16,493
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	35

JPMorgan Short-Intermediate Municipal Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — 3.0%
Central Puget Sound Regional Transit Authority Series 2021 S 1, Rev., 5.00%, 11/1/2025	1,000	1,016
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Series 2021 S 1, Rev., 5.00%, 11/1/2030	1,555	1,734
Energy Northwest, Project 1 Series 2024 B, Rev., 5.00%, 7/1/2027	2,500	2,634
State of Washington, Various Purpose Series 2024 C, GO, 5.00%, 2/1/2027	3,000	3,136
Washington Health Care Facilities Authority, Commonspirit Health Series 2019B-3, Rev., 5.00%, 8/1/2026 (b)	15,000	15,239
Total Washington		23,759
Wisconsin — 0.7%
Sun Prairie Area School District, GO, 4.00%, 3/1/2028	2,500	2,561
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018 B-1, Rev., 5.00%, 7/1/2027 (b)	1,280	1,313
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.00%, 8/15/2025	325	328
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,500	1,649
Total Wisconsin		5,851
Total Municipal Bonds (Cost $761,168)		764,442
Collateralized Mortgage Obligations — 0.0% ^
FNMA, REMIC Series 2002-36, Class FS, 4.97%, 6/25/2032 (b)(Cost $5)	5	5
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/7/2025 at USD 107.00, American Style
Notional Amount: USD 21,000
Counterparty: Exchange-Traded * (Cost $7)	210	3
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (g) (h) (Cost $21,443)	21,442	21,444
Total Investments — 98.9% (Cost $782,623)		785,894
Other Assets in Excess of Liabilities — 1.1%		8,554
NET ASSETS — 100.0%		794,448

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Security is prerefunded or escrowed to maturity.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Municipal Bond Funds	February 28, 2025

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	37

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 92.4% (a)
Alabama — 1.3%
Black Belt Energy Gas District, Gas Project Series 2024D, Rev., 5.00%, 11/1/2034 (b)	1,000	1,083
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024 A, Rev., AMT, 5.00%, 6/1/2054	1,000	1,015
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (b)	1,000	999
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,530	5,855
Total Alabama		8,952
Alaska — 0.4%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019 A, Rev., 4.00%, 10/1/2049	1,250	1,136
Northern Tobacco Securitization Corp., Senior Lien Series 2021A CL1, Class 1, Rev., 5.00%, 6/1/2029	1,000	1,059
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021 B-2, Class 2, Rev., Zero Coupon, 6/1/2066	2,855	417
Total Alaska		2,612
Arizona — 1.9%
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	1,300	1,192
Series 2022A, Rev., 4.25%, 11/1/2052	800	761
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025 A2, Rev., 5.13%, 1/1/2059	2,000	1,891
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.25%, 11/1/2048	2,000	2,132
Glendale Union High School District No. 205, Arizona School Improvement Project of 2024 Series 2024A, GO, AGC, 5.00%, 7/1/2037	1,100	1,257
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	361
Series 2018A, Rev., 5.00%, 7/1/2037	200	205
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — continued
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2023 A, Rev., 5.00%, 1/1/2050	1,630	1,734
Series 2023B, Rev., 5.25%, 1/1/2053	3,350	3,653
Total Arizona		13,186
California — 6.8%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,565	2,723
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,500	2,657
Series 2024 H, Rev., 5.00%, 8/1/2033 (b)	2,000	2,204
California County Tobacco Securitization Agency Series 2006 A, Rev., Zero Coupon, 6/1/2046	3,000	825
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	117
Series 2020A, Rev., 4.00%, 6/1/2034	510	520
Series 2020 B-2, Rev., Zero Coupon, 6/1/2055	6,250	1,268
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	500	507
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2020 A-4, Rev., AMT, 8.00%, 3/4/2025 (b) (d)	2,695	2,784
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	5,005
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.38%, 6/1/2059 (d)	1,000	969
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	151
Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	153
Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	155
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,905
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	1,100	1,122
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	2,000	1,151
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,565
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2021 B, Rev., 3.00%, 6/1/2046	1,110	1,026
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	13,000	1,527
Los Angeles Department of Water and Power System
Series 2024 C, Rev., 5.00%, 7/1/2026	1,000	1,022
Series 2017A, Rev., 4.00%, 7/1/2047	1,000	985
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, 0.00%, 8/1/2043	7,150	7,112
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,794
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,598
Total California		45,845
Colorado — 2.2%
City and County of Denver, Airport System Series 2022A, Rev., AMT, 5.50%, 11/15/2042	1,500	1,639
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation Series 2022, Rev., 5.00%, 9/1/2057	1,750	1,751
Colorado Health Facilities Authority, Adventist Health System Series 2024 A-1, Rev., 5.00%, 11/15/2029 (b)	1,000	1,082
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,409
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	1,095	1,024
Colorado Springs School District No. 11 Facilities Corp., COP, 5.00%, 12/15/2043	1,200	1,299
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,000
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.25%, 12/1/2050	1,000	1,001
St. Vrain Lakes Metropolitan District No. 4 Limited tax Series 2024 A, GO, 0.00%, 9/20/2054 (d)	1,000	733
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,491
Verve Metropolitan District No. 1, GO, 6.75%, 12/1/2052	1,500	1,539
Total Colorado		14,968
Connecticut — 0.4%
Stamford Housing Authority, The Dogwoods Project, Rev., BAN, 11.00%, 12/1/2027 (d)	1,000	979
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	157
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2024 A-1, Rev., 5.00%, 7/1/2025	1,500	1,511
Total Connecticut		2,647
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000	1,019
Delaware State Economic Development Authority, Newark Charter School, Inc., Project Series A, Rev., 5.00%, 9/1/2046	500	502
Total Delaware		1,521
District of Columbia — 2.6%
District of Columbia Series 2024A, GO, 5.00%, 8/1/2049	5,000	5,384
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	1,925	1,898
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (d)	1,130	1,136
Metropolitan Washington Airports Authority Aviation
Series 2024A, Rev., AMT, 5.00%, 10/1/2025	875	885
Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,226
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,138
Total District of Columbia		17,667
Florida — 2.8%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project
Series 2024 A-1, Rev., 5.00%, 6/1/2049 (d)	1,000	998
Series 2024B, Rev., 0.00%, 6/1/2062 (d)	26,250	3,861
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049	1,000	1,116
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,940
City of Tallahassee Utility System Series 2024 A, Rev., 5.00%, 10/1/2035	1,000	1,157
County of Hillsborough, Parks and Recreation Program, GO, NATL - RE, 5.25%, 7/1/2025	615	620
County of Miami-Dade Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2054	3,000	3,263
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.00%, 7/1/2041	4,000	4,059
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	229
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,068
Total Florida		19,311
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	39

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 4.5%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (b)	1,000	1,004
Carroll City-County Hospital Authority, Tanner Medical Center Project, Rev., GTD, 4.00%, 7/1/2045	1,250	1,224
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	1,000	1,005
Downtown Development Authority of The City of Dalton, Hamilton Health Care System, Rev., NATL - RE, 5.50%, 8/15/2026	750	762
Fayette County Development Authority, United States Soccer Federation, Inc. Project Series 2024, Rev., 5.00%, 10/1/2044	1,050	1,104
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	6,500	6,793
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (b)	6,770	7,229
Series 2024C, Rev., 5.00%, 12/1/2031 (b)	3,195	3,385
Series 2025A, Rev., 5.00%, 6/1/2032 (b)	3,000	3,234
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	5,034
Total Georgia		30,774
Idaho — 0.5%
Boise State University General Project Series 2023A, Rev., 5.00%, 4/1/2048	1,595	1,691
Idaho Housing and Finance Association, Transportation Expansion and Congestion, Sales Tax Series 2025 A, Rev., 5.00%, 8/15/2045 (e)	1,500	1,644
Total Idaho		3,335
Illinois — 4.4%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,810
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,343
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2031	1,000	1,109
Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,084
City of Chicago Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,715	1,842
City of Chicago, Waterworks, Second Lien Series 2023A, Rev., AGM, 5.25%, 11/1/2053	635	679
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (d)	1,000	1,005
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, Mercy Health System, Rev., 5.00%, 12/1/2046	305	307
Illinois Housing Development Authority Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	960	1,042
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,559
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,565
State of Illinois
Series 2024B, GO, 5.00%, 5/1/2025	2,000	2,007
Series 2024B, GO, 5.00%, 5/1/2026	1,500	1,536
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,637
GO, 4.00%, 6/1/2037	45	45
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,046
Total Illinois		29,616
Indiana — 0.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	441
Indiana Finance Authority, CHF-Tippecanoe LLC-Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	900	913
Indiana Municipal Power Agency, Power Supply System Series 2025A, Rev., AGC, 5.00%, 1/1/2031	1,350	1,501
Total Indiana		2,855
Iowa — 0.1%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	2,250	375
Kentucky — 0.7%
Kentucky Public Energy Authority, Gas Supply Series 2024B, Rev., 5.00%, 8/1/2032 (b)	4,500	4,844
Louisiana — 1.7%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021 A, Rev., 5.25%, 6/1/2060 (d)	1,140	954
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	630
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	10,000	10,000
Total Louisiana		11,584
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — 1.1%
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2042	5,000	5,117
Maryland State Transportation Authority Series 2021 A, Rev., 5.00%, 7/1/2046	2,115	2,253
Total Maryland		7,370
Massachusetts — 1.3%
Commonwealth of Massachusetts Transportation Fund Series 2015 A, Rev., 5.00%, 6/1/2028	1,010	1,015
Commonwealth of Massachusetts, Consolidated Loan of 2024 Series 2024A, GO, 5.00%, 1/1/2049	3,000	3,202
Massachusetts Port Authority, Bosfuel Project Series 2019 A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,749
Total Massachusetts		8,966
Michigan — 1.5%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	289
Series 2021A, GO, 4.00%, 4/1/2042	350	328
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	480	436
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,463
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (b)	5,000	5,010
Total Michigan		10,526
Minnesota — 0.2%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	20	20
Minnesota Housing Finance Agency, Residential Housing Series 2024 O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000	1,125
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	120	120
Total Minnesota		1,265
Mississippi — 0.1%
Mississippi Development Bank, Special Obligation, Water and Sewer System Project, Rev., AGM, 6.88%, 12/1/2040	1,000	1,016
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 1.4%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,030
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,019
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024 A-1, Rev., 5.00%, 6/1/2054 (d)	675	663
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	950	1,040
Missouri Joint Municipal Electric Utility Commission, Plum Point Project Series 2024, Rev., 5.00%, 1/1/2026	2,595	2,639
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	2,890	2,912
Total Missouri		9,303
Nebraska — 2.3%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2035	1,500	1,642
Series 2017A, Rev., 5.00%, 9/1/2042	750	822
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	7,625	8,035
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2024A, Rev., 5.00%, 1/1/2027	1,170	1,216
Series 2024A, Rev., 5.00%, 1/1/2030	1,250	1,369
Series 2024A, Rev., 5.00%, 1/1/2031	2,020	2,242
Total Nebraska		15,326
Nevada — 0.7%
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025 A, Rev., AMT, 9.50%, 1/1/2033 (b) (d) (e)	5,000	5,028
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (d)	450	450
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,078
Total New Hampshire		1,528
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	41

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — 3.3%
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	246
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,821
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,740
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2024 CC, Rev., 5.00%, 6/15/2045	2,000	2,160
Series 2024 CC, Rev., 4.13%, 6/15/2050	1,000	979
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,620
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	998
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	989
Series 2018A, Rev., 5.00%, 6/1/2046	4,660	4,711
Total New Jersey		22,264
New Mexico — 0.5%
City of Farmington, San Juan Project Series 2010 B, Rev., 3.88%, 6/1/2029 (b)	1,550	1,580
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (b)	2,000	2,005
Total New Mexico		3,585
New York — 12.4%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	351
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	650	622
City of New York, Fiscal Year 2024 Series 2024D, GO, 5.00%, 4/1/2044	1,500	1,623
City of Oneida, GO, BAN, 4.50%, 3/28/2025	7,300	7,309
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	909
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	3,000	2,947
Series 2024B, Rev., 3.00%, 9/1/2031 (b)	3,000	2,946
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024 CL F, Class F, Rev., 5.25%, 12/15/2031	1,300	1,336
New York City Industrial Development Agency, Yankee Stadium Project Series 2020 A, Rev., AGM, 5.00%, 3/1/2029	2,100	2,256
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700	2,919
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,000	2,177
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	5,000	5,249
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,194
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2035	2,000	2,313
Series 2025 D, Rev., 5.25%, 5/1/2048	6,000	6,537
Series 2025 D, Rev., 4.25%, 5/1/2054	1,000	986
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,447
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	5,000	5,381
Series 2023 A, Rev., AGM, 5.13%, 11/15/2063	4,000	4,290
New York State Dormitory Authority Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,339
New York State Dormitory Authority, Pace University Series 2024 A, Rev., 5.25%, 5/1/2043	475	518
New York State Dormitory Authority, State Sales Tax Series 2018A, Rev., 5.00%, 3/15/2037	40	42
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program
Series 2025 A, Rev., 5.00%, 9/15/2050	1,000	1,082
Series 2025 A, Rev., 5.00%, 9/15/2054	1,000	1,079
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,271
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,069
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Rev., AMT, 5.00%, 1/1/2034	1,125	1,159
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,460
Rev., AMT, 4.38%, 10/1/2045	1,200	1,170
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,800	2,887
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,320	7,331
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	3,000	3,015
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025 A, Rev., 5.50%, 12/1/2059	2,000	2,203
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	968
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2025	130	130
Total New York		84,515
North Carolina — 0.9%
County of Cabarrus, Limited Obligation Series 2024B, Rev., 5.00%, 8/1/2037	1,135	1,311
North Carolina Housing Finance Agency, Homeownership
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	1,001
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,245	1,362
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	2,000	2,266
Total North Carolina		5,940
North Dakota — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024 C, Rev., 5.00%, 7/1/2042	1,375	1,480
Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2031	3,000	3,191
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,465	4,082
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	6,605	705
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	223
City of Upper Arlington Nontax Series 2023, Rev., 5.25%, 12/1/2053	2,500	2,624
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2027	1,515	1,578
Columbus Regional Airport Authority, John Glenn Columbus International Airport
Series 2025 A, Rev., AMT, 5.00%, 1/1/2034	1,620	1,787
Series 2025 A, Rev., AMT, 5.00%, 1/1/2036	1,100	1,213
Series 2025 B, Rev., 5.25%, 1/1/2050	1,000	1,090
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,965
Dublin City School District, Ohio School Facilities Unlimited Tax Series 2024B, GO, 4.00%, 12/1/2048	300	296
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (d)	2,655	2,701
North Ridgeville City School District Series 2024, GO, 4.50%, 12/1/2061	1,165	1,163
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	206
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	970
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,078
Total Ohio		24,872
Oklahoma — 0.5%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018 B, Rev., 5.50%, 8/15/2052	2,000	2,047
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000	1,133
Total Oklahoma		3,180
Oregon — 1.3%
City of Portland Sewer System, Second Lien Series 2023 A, Rev., 5.00%, 12/1/2040	6,000	6,730
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	3,425	2,211
Total Oregon		8,941
Pennsylvania — 5.9%
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,195
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	43

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2029	110	117
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2043	5,000	5,005
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	5,000	5,105
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project, Rev., 5.00%, 12/1/2044	350	353
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,000	973
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, AGM, 5.00%, 12/31/2057	2,825	2,909
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-2, Rev., 4.38%, 11/1/2054	2,750	2,630
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	1,000	1,066
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,500	1,637
Series 2024 -147A, Rev., 6.25%, 10/1/2054	1,500	1,666
Pennsylvania Turnpike Commission Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (b)	9,500	9,500
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2051	5,000	4,650
Pennsylvania Turnpike Commission, Subordinate Series 2024-1, Rev., 5.00%, 12/1/2031	1,440	1,625
Philadelphia Gas Works Co., 1998 General Ordinance Series 17B, Rev., 5.00%, 8/1/2027	1,350	1,417
Total Pennsylvania		39,848
Puerto Rico — 1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	1,000	861
Series B-2, Rev., 4.33%, 7/1/2040	1,656	1,655
Series A-1, Rev., Zero Coupon, 7/1/2046	4,336	1,451
Series A-2, Rev., 4.78%, 7/1/2058	2,750	2,718
Total Puerto Rico		6,685
Rhode Island — 0.1%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000	1,001
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 1.3%
Greenville-Spartanburg Airport District Series 2024A, Rev., 5.25%, 7/1/2054	1,500	1,625
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	2,085	2,086
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	2,665	2,875
South Carolina Public Service Authority Series 2025 A, Rev., 5.25%, 12/1/2050 (e)	2,000	2,153
Total South Carolina		8,739
Tennessee — 3.3%
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	750	808
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,236
Metropolitan Nashville Airport Authority (The) Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,025
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,667
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (b)	1,335	1,416
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	2,500	1,735
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,110	10,229
Total Tennessee		22,116
Texas — 9.5%
Aledo Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,123
Birdville Independent School District, Unlimited Tax Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2045	2,545	2,743
Central Texas Turnpike System, First Tier Series 2024 B, Rev., 5.00%, 5/15/2030 (b)	1,000	1,070
Central Texas Turnpike System, Second Tier Series 2024 C, Rev., 5.00%, 8/15/2041	1,575	1,734
City of Garland Electric Utility System, Rev., 5.00%, 11/15/2035	1,150	1,329
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2033	1,850	1,982
City of Houston, Airport System, United Airlines, Inc., Terminal E Project, Rev., AMT, 5.00%, 7/1/2029	2,500	2,502
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Houston, Combined Utility System, First Lien Series 2024 A, Rev., 5.00%, 11/15/2025	2,500	2,540
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	2,997
City of San Antonio Electric and Gas Systems
Series 2024 B, Rev., 5.00%, 2/1/2039	1,000	1,133
Series 2024 B, Rev., 5.25%, 2/1/2049	1,000	1,090
Collin County Community College District, GO, 4.00%, 8/15/2042	2,000	1,998
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	2,022
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2048	1,000	1,069
GO, PSF-GTD, 4.25%, 2/1/2053	375	372
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2024 C, Rev., 5.00%, 7/1/2029 (b)	3,830	4,112
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	2,000	2,125
Johnson City Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2047	1,915	2,055
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,331
Leander Independent School District, Unlimited Tax Series A, GO, PSF-GTD, Zero Coupon, 8/15/2035	3,020	1,919
Lower Colorado River Authority Series 2024, Rev., 5.00%, 5/15/2033	1,610	1,839
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,473
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	2,208
Midland Independent School District Series 2024, GO, PSF-GTD, 5.00%, 2/15/2047	5,000	5,357
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,762
Newark Higher Education Finance Corp., The Hughen Center, Inc. Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	264
Permanent University Fund - Texas A&M University System Series 2015A, Rev., 5.50%, 7/1/2026	1,010	1,019
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045	2,250	2,216
Texas Municipal Gas Acquisition and Supply Corp. V Gas supply Series 2024, Rev., 5.00%, 1/1/2034 (b)	3,000	3,240
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	2,000	2,129
Total Texas		64,753
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Utah — 1.0%
Intermountain Power Agency, Utah Power Supply
Series 2023 A, Rev., 5.00%, 7/1/2035	1,130	1,252
Series 2023 A, Rev., 5.00%, 7/1/2037	1,000	1,100
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (d)	2,000	2,093
Utah Housing Corp. Series 2024 I, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	1,000	1,129
Utah Housing Corp., Single Family Mortgage Series 2025 A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	1,000	1,127
Total Utah		6,701
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan Series 2018A, Rev., AMT, 3.75%, 6/15/2030	395	393
Virginia — 1.0%
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	1,435	1,453
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	5,019
Total Virginia		6,472
Washington — 1.9%
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	1,000	1,094
State of Washington, Various Purpose
Series 2023 B, GO, 5.00%, 2/1/2047	2,240	2,401
Series 2025 A, GO, 5.00%, 8/1/2048	3,000	3,224
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000	1,999
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (d)	860	845
Rev., 4.00%, 12/1/2048 (d)	1,190	1,093
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	2,009
Total Washington		12,665
Wisconsin — 4.6%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,458
Public Finance Authority, Kahala Nui Project, Rev., 5.25%, 11/15/2061	1,000	1,052
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	45

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (d)	2,740	2,077
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,063
Rev., AMT, 5.75%, 7/1/2049	2,000	2,151
Public Finance Authority, The Carmelite System, Inc., Obligated Group, Rev., 5.00%, 1/1/2040	3,250	3,345
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.25%, 6/15/2052	1,610	1,639
Rev., 5.38%, 6/15/2057	775	792
University of Wisconsin Hospitals and Clinics Series 2018 C, Rev., VRDO, LIQ : BMO Harris Bank NA, 1.45%, 3/3/2025 (b)	13,600	13,600
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050 (e)	1,000	1,075
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (d)	1,500	1,529
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	965	1,048
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	200	200
Total Wisconsin		31,029
Wyoming — 0.2%
University of Wyoming Series 2021C, Rev., AGM, 4.00%, 6/1/2041	600	596
Wyoming Community Development Authority Series 2024 1, Rev., 6.00%, 12/1/2054	1,000	1,092
Total Wyoming		1,688
Total Municipal Bonds (Cost $613,884)		627,287
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
U.S. Treasury 5 Year Note
3/7/2025 at USD 107.00, American Style
Notional Amount: USD 36,200
Counterparty: Exchange-Traded * (Cost $11)	362	5
	SHARES (000)
Short-Term Investments — 8.4%
Investment Companies — 8.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (f) (g) (Cost $57,113)	57,110	57,116
Total Investments — 100.8% (Cost $671,008)		684,408
Liabilities in Excess of Other Assets — (0.8)%		(5,444)
NET ASSETS — 100.0%		678,964

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Municipal Bond Funds	February 28, 2025

(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	47

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 90.1%
Alabama — 2.1%
Alabama Community College System, Gadsen State Community College Series 2018, Rev., 5.00%, 6/1/2025 (a)	95	96
Alabama Federal Aid Highway Finance Authority Series 2016 A, Rev., 5.00%, 9/1/2026 (a) (b)	695	720
Alabama Special Care Facilities Financing Authority-Birmingham, Childrens Hospital Health Care Facility, Rev., 5.00%, 6/1/2025 (a)	300	301
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026 (a)	225	232
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.30%, 3/7/2025 (a) (c)	25,450	25,713
City of Huntsville, Warrants Series 2016D, GO, 5.00%, 5/1/2025 (a)	50	50
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2027 (a)	1,250	1,310
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (a) (d)	4,750	4,712
Selma Industrial Development Board, International Paper Co. Projects Series 2020A, Rev., 1.38%, 6/16/2025 (a) (d)	2,670	2,651
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 4.69%, 3/7/2025 (a) (c)	10,000	10,174
State of Alabama Series 2016C, GO, 5.00%, 8/1/2026 (a)	25	26
Total Alabama		45,985
Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project Series 2015A, Rev., 5.00%, 6/1/2025 (a) (b)	400	402
Alaska Municipal Bond Bank Authority Series 3, Rev., 5.00%, 12/1/2026 (a)	25	26
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project, Rev., 5.25%, 9/1/2027 (a)	1,400	1,415
Borough of North Slope, General Purpose Series 2021 C, GO, 4.00%, 6/30/2025 (a)	95	96
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021A, Class 1, Rev., 5.00%, 6/1/2025 (a)	1,000	1,004
State of Alaska Series 2024 B, GO, 5.00%, 8/1/2028 (a)	1,000	1,073
Total Alaska		4,016
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Arizona — 3.0%
Arizona Board of Regents, State University
Series 2021A, COP, 5.00%, 6/1/2025 (a)	30	30
Series 2015A, Rev., 5.00%, 7/1/2025 (a)	25	25
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2024 A, Rev., 5.00%, 11/1/2029 (a)	1,300	1,395
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026 (a)	155	158
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund Series 2016, Rev., 5.00%, 7/1/2025 (a)	40	40
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027 (a)	4,000	4,241
City of Chandler
Series 2014, GO, 4.00%, 7/1/2025 (a)	45	45
Series 2016, GO, 5.00%, 7/1/2027 (a)	1,000	1,052
City of Glendale Series 2015A, Rev., 5.00%, 7/1/2025 (a) (b)	75	75
City of Glendale Water and Sewer, Senior Lien Series 2015, Rev., 5.00%, 7/1/2026 (a)	25	25
City of Mesa Utility System
Series 2017, Rev., 4.00%, 7/1/2025 (a)	130	131
Series 2017, Rev., 4.00%, 7/1/2027 (a)	1,000	1,029
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2029 (a)	35	37
City of Phoenix Civic Improvement Corp., Junior Lien, Water System
Series 2016, Rev., 5.00%, 7/1/2025 (a)	75	76
Series 2014B, Rev., 5.00%, 7/1/2027 (a)	170	170
City of Tucson Series 2018A, GO, 5.00%, 7/1/2026 (a)	325	335
City of Tucson Water System, Rev., 5.00%, 7/1/2025 (a)	50	50
County of Pima Sewer System
Rev., 5.00%, 7/1/2025 (a)	100	101
Series 2020B, COP, 5.00%, 7/1/2027 (a)	40	42
Gilbert Water Resource Municipal Property Corp. Series 2022, Rev., 5.00%, 7/15/2025 (a)	25	25
Maricopa County Industrial Development Authority, Banner Health
Series 2016 A, Rev., 5.00%, 1/1/2026 (a)	150	153
Series 2019 D, Rev., 5.00%, 5/15/2026 (a) (d)	1,000	1,022
Series 2023A-1, Rev., 5.00%, 5/15/2026 (a) (d)	7,530	7,683
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Series 2023 A-2, Rev., 5.00%, 5/15/2028 (a) (d)	250	265
Maricopa County Unified School District No. 4 Mesa Series 2019A, GO, 5.00%, 7/1/2025 (a)	100	101
Maricopa County Union High School District No 210-Phoenix, Project 2023 Series 2024A, GO, 5.00%, 7/1/2027 (a)	1,200	1,264
Salt River Project Agricultural Improvement and Power District, Arizona Electric System
Series 2015A, Rev., 5.00%, 6/1/2025 (a)	35,000	35,173
Series 2019 A, Rev., 5.00%, 1/1/2027 (a)	385	402
Scottsdale Municipal Property Corp. Series 2017, Rev., 5.00%, 7/1/2027 (a) (b)	55	58
State of Arizona Lottery Series 2019, Rev., 5.00%, 7/1/2025 (a) (b)	10,205	10,277
Total Arizona		65,480
Arkansas — 0.0% ^
State of Arkansas, Federal Highway, GO, 5.00%, 10/1/2025 (a)	40	40
University of Arkansas, Various Facility UAMS Campus Series 2019 A, Rev., 5.00%, 3/1/2027 (a)	25	26
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2026 (a)	220	227
Series 2020A, Rev., 5.00%, 11/1/2027 (a)	200	209
Total Arkansas		502
California — 1.0%
California Community Choice Financing Authority, Green Bond Series 2022A-2, Rev., (SOFR + 1.70%), 4.60%, 3/7/2025 (a) (c)	5,000	5,008
California Health Facilities Financing Authority, St. Joseph Health System Series 2013 A, Rev., 5.00%, 7/1/2025 (a)	125	125
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.80%, 4/1/2025 (a) (d)	2,750	2,750
California Municipal Finance Authority, Waste Management, Inc. Project
Series 2024A, Rev., AMT, VRDO, 3.75%, 6/2/2025 (a) (d)	1,000	1,000
Series 2017 A, Rev., AMT, 4.10%, 12/1/2025 (a) (d)	1,000	1,003
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project
Series 2017 A-1, Rev., AMT, 4.10%, 4/15/2025 (a) (d) (e)	2,000	2,001
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Rev., AMT, VRDO, 3.70%, 8/15/2025 (a) (d) (e)	2,500	2,500
City of Los Angeles, Wastewater System Series 2013-A, Rev., 5.00%, 6/1/2025 (a)	75	75
City of Vernon Electric System
Series 2021 A, Rev., 5.00%, 10/1/2027 (a)	25	26
Series 2021 A, Rev., 5.00%, 4/1/2028 (a)	75	79
Golden State Tobacco Securitization Corp. Series 2017 A-1, Rev., 5.00%, 6/1/2026 (a) (b)	90	93
Los Angeles Department of Water and Power System
Series 2020 A, Rev., 5.00%, 7/1/2026 (a)	500	511
Series 2022 E, Rev., 5.00%, 7/1/2026 (a)	700	715
Series 2016B, Rev., 5.00%, 7/1/2027 (a)	1,000	1,012
Series 2017B, Rev., 5.00%, 7/1/2030 (a)	515	531
Series 2024 C, Rev., 5.00%, 7/1/2030 (a)	400	439
Palomar Community College District Series 2015, GO, 5.00%, 5/1/2025 (a) (b)	35	35
Sacramento Municipal Utility District, Electric Series 2019B, Rev., 5.00%, 10/15/2025 (a) (d)	140	141
Southern California Public Power Authority Series 2023-1, Rev., 5.00%, 7/1/2026 (a)	800	818
State of California, Various Purpose, GO, 5.00%, 12/1/2027 (a)	2,205	2,343
University of California Series 2015I, Rev., 5.00%, 5/15/2025 (a)	40	40
Total California		21,245
Colorado — 1.4%
Board of Governors of Colorado State University System Series E-1, Rev., 5.00%, 3/1/2025 (a) (b)	100	100
Boulder Larimer and Weld Countes St. Vrain Valley School District Re-1J Series 2016 C, GO, 5.00%, 12/15/2025 (a) (b)	20	20
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026 (a)	700	723
Series 2024B, GO, 5.00%, 8/1/2026 (a)	600	620
City and County of Denver, Airport System
Series 2022C, Rev., 5.00%, 11/15/2025 (a)	40	41
Series 2023B, Rev., AMT, 5.00%, 11/15/2027 (a)	1,500	1,566
Series 2023B, Rev., AMT, 5.00%, 11/15/2028 (a)	5,000	5,284
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2025 (a)	65	66
Colorado Educational and Cultural Facilities Authority, University Denver Project, Rev., NATL-RE, 5.25%, 3/1/2025 (a)	515	515
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	49

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Adventhealth Obligated Group Series 2019B, Rev., 5.00%, 11/19/2026 (a) (d)	810	837
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (a) (d)	2,965	3,007
Series 2016C, Rev., 5.00%, 11/15/2026 (a) (d)	3,260	3,367
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019 B-1, Rev., 5.00%, 8/1/2025 (a) (d)	2,600	2,604
Series 2019 A-2, Rev., 5.00%, 8/1/2028 (a)	25	27
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2024D, Rev., VRDO, 1.45%, 3/3/2025 (a) (d)	10,000	10,000
Series 2022C, Rev., 5.00%, 8/15/2028 (a) (d)	300	319
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project
Series 2015A, Rev., 5.00%, 6/1/2025 (a) (b)	250	251
Series 2017, Rev., 5.00%, 6/1/2027 (a) (b)	70	73
Denver Urban Renewal Authority Series 2010B-1, Rev., 5.00%, 12/1/2025 (a)	70	71
Regional Transportation District Series 2015 A, COP, 5.00%, 6/1/2026 (a)	180	181
Regional Transportation District Sales Tax Series 2023A, Rev., 5.00%, 11/1/2026 (a)	20	21
Regional Transportation District, Denver Transit Partners
Series 2020A, Rev., 3.00%, 1/15/2026 (a)	110	110
Series 2020A, Rev., 5.00%, 7/15/2026 (a)	225	230
State of Colorado
Series 2017K, COP, 5.00%, 3/15/2025 (a)	35	35
Series 2018L, COP, 5.00%, 3/15/2025 (a)	1,160	1,161
Series 2017K, COP, 5.00%, 3/15/2026 (a)	30	31
Series 2018 L, COP, 5.00%, 3/15/2026 (a)	50	51
Series 2020 A, COP, 5.00%, 9/1/2027 (a)	25	26
Series 2018 L, COP, 4.00%, 3/15/2029 (a)	20	21
University of Colorado Series A, Rev., 5.00%, 6/1/2025 (a) (b)	65	65
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2025 (a)	30	30
Series 2017A-2, Rev., 5.00%, 6/1/2027 (a)	50	53
Total Colorado		31,506
Connecticut — 0.1%
City of Torrington, GO, BAN, 4.00%, 3/13/2025 (a)	300	300
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Stamford Hospital Series L-1, Rev., 4.00%, 7/1/2026 (a)	350	353
State of Connecticut
Series 2017 B, GO, 5.00%, 4/15/2025 (a)	150	150
Series F, GO, 5.00%, 11/15/2025 (a)	75	76
Series 2018 F, GO, 5.00%, 9/15/2028 (a)	735	793
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2015A, Rev., 5.00%, 3/1/2025 (a)	35	35
Series 2015A, Rev., 5.00%, 3/1/2026 (a)	40	40
State of Connecticut Special Tax
Series 2021 A, Rev., 5.00%, 5/1/2026 (a)	1,000	1,027
Series 2021D, Rev., 5.00%, 11/1/2026 (a)	100	104
Series B, Rev., 5.00%, 9/1/2028 (a)	140	144
State of Connecticut Special Tax, Transportation Infrastructer Purpose Series B, Rev., 5.00%, 9/1/2027 (a)	50	52
Total Connecticut		3,074
Delaware — 0.3%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (a) (d)	6,000	5,938
University of Delaware Series 2015, Rev., 5.00%, 5/1/2025 (a) (b)	735	738
Total Delaware		6,676
District of Columbia — 0.7%
District of Columbia
Series 2017D, GO, 5.00%, 6/1/2025 (a)	90	90
Series 2024C, GO, 5.00%, 12/1/2027 (a)	5,000	5,318
Series 2024C, GO, 5.00%, 12/1/2028 (a)	2,000	2,169
Series 2017D, GO, 5.00%, 6/1/2029 (a)	2,000	2,100
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (a) (d)	4,100	4,152
District of Columbia Income Tax
Series 2019A, Rev., 5.00%, 3/1/2025 (a)	105	105
Series 2020 C, Rev., 5.00%, 5/1/2025 (a)	120	120
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2025 (a)	55	55
Series 2015, Rev., 5.00%, 7/15/2026 (a)	100	102
Series 2015, Rev., 5.00%, 7/15/2027 (a)	50	51
Series 2015, Rev., 5.00%, 7/15/2028 (a)	170	173
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Series 2015, Rev., 5.00%, 7/15/2029 (a)	20	20
District of Columbia, Gallaudet University Project Series 2021A, Rev., 5.00%, 4/1/2026 (a)	100	102
District of Columbia, National Public Radio, Inc. Issue Series 2016, Rev., 5.00%, 4/1/2026 (a) (b)	25	26
Washington Metropolitan Area Transit Authority
Series 2018, Rev., 5.00%, 7/1/2025 (a)	95	96
Series A-1, Rev., 5.00%, 7/1/2025 (a)	160	161
Series 2017B, Rev., 5.00%, 7/1/2027 (a)	170	179
Series A-1, Rev., 5.00%, 7/1/2028 (a)	375	394
Total District of Columbia		15,413
Florida — 3.0%
Alachua County School Board Series 2020, COP, AGM, 5.00%, 7/1/2027 (a)	65	68
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2025 (a)	25	25
Series 2021, Rev., AGM, 5.00%, 7/1/2025 (a)	500	504
Series 2019B, Rev., 5.00%, 7/1/2026 (a)	40	41
Series 2016 B, Rev., 5.00%, 7/1/2028 (a)	685	705
Series 2017, Rev., 5.00%, 7/1/2029 (a)	90	94
City of Fort Myers Utility System Series 2020 A, Rev., AGM, 5.00%, 10/1/2025 (a)	70	71
City of Gainesville Utilities System Series B, Rev., 5.00%, 10/1/2029 (a)	225	225
City of Gainesville, Utilities System Series 2017 A, Rev., 5.00%, 10/1/2028 (a)	765	807
City of Jacksonville Series 2015, Rev., 5.00%, 10/1/2027 (a)	325	329
City of Lakeland Department of Electric Utilities Series 2010A, Rev., AGM, 5.25%, 10/1/2028 (a)	500	540
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group, Rev., 5.00%, 8/15/2028 (a)	65	68
County of Broward, Airport System
Series 2013C, Rev., 5.25%, 10/1/2026 (a)	50	50
Series A, Rev., AMT, 5.00%, 10/1/2029 (a)	1,000	1,008
County of Lee Airport Series 2021 A, Rev., AMT, 5.00%, 10/1/2028 (a)	1,500	1,576
County of Miami-Dade
Series 2016 B, Rev., 5.00%, 4/1/2025 (a)	145	145
Series 2020, GO, 5.00%, 7/1/2027 (a)	20	21
Series 2016, Rev., 5.00%, 10/1/2029 (a)	125	129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
County of Miami-Dade, Aviation System
Series B, Rev., 5.00%, 10/1/2026 (a)	35	35
Series A, Rev., 5.00%, 10/1/2027 (a)	150	155
Series A, Rev., 5.00%, 10/1/2028 (a)	265	273
Series A, Rev., 5.00%, 10/1/2029 (a)	155	159
County of Miami-Dade, Building Better Communities Program Series 2016 A, GO, 5.00%, 7/1/2027 (a)	20	21
County of Miami-Dade, Transit System
Series 2015, Rev., 5.00%, 7/1/2025 (a)	1,000	1,006
Rev., 5.00%, 7/1/2026 (a)	955	961
County of Miami-Dade, Water and Sewer System Series 2021, Rev., 5.00%, 10/1/2027 (a)	735	777
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.70%, 3/7/2025 (a) (d)	10,000	10,000
Duval County Public Schools
Series 2022A, COP, AGM, 5.00%, 7/1/2027 (a)	25	26
Series 2022A, COP, AGM, 5.00%, 7/1/2028 (a)	95	101
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026 (a)	195	199
Florida Department of Environmental Protection
Series 2015A, Rev., 5.00%, 7/1/2025 (a)	160	161
Series 2017 A, Rev., 5.00%, 7/1/2027 (a)	75	79
Series 2019 B, Rev., 5.00%, 7/1/2027 (a)	45	47
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2026 (a)	80	83
Series 2018A, COP, 5.00%, 11/1/2026 (a)	595	617
Series 2018 A, COP, 5.00%, 11/1/2027 (a)	1,805	1,909
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (a) (d)	3,725	3,775
Florida Housing Finance Corp., Hampton Point Apartments Series 2023E, Rev., 5.00%, 5/1/2025 (a) (d)	2,510	2,517
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2017A, Rev., 5.00%, 10/1/2025 (a)	1,075	1,089
Series 2016A, Rev., 5.00%, 10/1/2026 (a)	55	57
Series 2017 A, Rev., 5.00%, 10/1/2026 (a)	70	72
Series 2016A, Rev., 5.00%, 10/1/2027 (a)	70	72
Series 2017 A, Rev., 5.00%, 10/1/2027 (a)	1,345	1,410
Series 2019 A, Rev., 5.00%, 10/1/2027 (a)	215	225
Series 2018A, Rev., 4.00%, 10/1/2028 (a)	240	246
Series 2016A, Rev., 5.00%, 10/1/2028 (a)	900	928
Series 2016A, Rev., 5.00%, 10/1/2029 (a)	2,100	2,163
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	51

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	750	785
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027 (a)	75	79
Series 2017B, Rev., 5.00%, 10/1/2029 (a)	25	26
Lee County School Board (The)
Series 2020A, COP, 5.00%, 8/1/2026 (a)	80	83
Series 2014A, COP, 5.00%, 8/1/2028 (a)	145	145
Manatee County School District Series 2017, Rev., AGM, 5.00%, 10/1/2029 (a)	20	21
Miami Beach Redevelopment Agency Series A, Rev., 5.00%, 2/1/2028 (a)	300	301
Miami-Dade County Educational Facilities Authority Series 2015A, Rev., 5.00%, 4/1/2025 (a)	600	601
Miami-Dade County Expressway Authority, Toll System
Series 2014 A, Rev., 5.00%, 7/1/2027 (a)	210	212
Series 2016A, Rev., 5.00%, 7/1/2028 (a)	100	103
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., 5.00%, 9/1/2025 (a) (d)	2,250	2,270
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (a) (d)	4,655	4,703
Orange County Convention Center Series 2017, Rev., 5.00%, 10/1/2026 (a)	210	217
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2019B, Rev., 5.00%, 10/1/2026 (a)	50	52
Orange County School Board
Series 2015D, COP, 5.00%, 8/1/2025 (a) (b)	130	131
Series 2016C, COP, 5.00%, 8/1/2026 (a) (b)	4,200	4,328
Series 2016B, COP, 5.00%, 8/1/2027 (a)	30	31
Series 2017B, COP, 5.00%, 8/1/2027 (a)	2,130	2,240
Series 2017 C, COP, 5.00%, 8/1/2028 (a)	85	91
Orlando Utilities Commission Series 2020A, Rev., 5.00%, 10/1/2027 (a)	25	27
Palm Beach County Housing Finance Authority Series 2023, Rev., 5.00%, 4/1/2025 (a) (d)	550	551
Palm Beach County School District
Series 2017A, COP, 5.00%, 8/1/2025 (a)	270	273
Series 2018A, COP, 5.00%, 8/1/2026 (a)	275	284
Series 2022B, COP, 5.00%, 8/1/2026 (a)	60	62
Series 2017A, COP, 5.00%, 8/1/2027 (a)	180	190
Series 2018B, COP, 5.00%, 8/1/2027 (a)	400	422
Series 2018C, COP, 5.00%, 8/1/2029 (a)	60	64
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Palm Beach County Solid Waste Authority
Series 2015, Rev., 5.00%, 10/1/2025 (a)	250	250
Series 2015, Rev., 5.00%, 10/1/2026 (a)	80	80
Pasco County School Board
Series 2022A, COP, 5.00%, 8/1/2025 (a)	835	842
Series 2022A, COP, 5.00%, 8/1/2027 (a)	80	84
Polk County School District Series 2019B, COP, 5.00%, 1/1/2026 (a)	85	86
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2015A, COP, 5.00%, 5/1/2025 (a) (b)	365	366
Series 2015A, COP, 5.00%, 5/1/2025 (a)	240	241
Series 2015A, COP, AGM, 5.00%, 5/1/2025 (a)	440	442
Series 2015B, COP, 5.00%, 5/1/2025 (a)	365	366
Series 2015C, COP, 5.00%, 5/1/2025 (a)	2,430	2,438
Series 2015D, COP, 5.00%, 5/1/2025 (a)	45	45
Series 2015D, COP, 5.00%, 2/1/2026 (a)	195	199
Series 2015D, COP, 5.00%, 2/1/2027 (a)	1,325	1,349
Series 2012A, COP, 4.00%, 8/1/2028 (a)	150	150
School District of Broward County, Florida Certificates of Participation
Series 2015A, COP, 5.00%, 7/1/2025 (a)	410	413
Series A, COP, 5.00%, 7/1/2028 (a)	75	77
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026 (a)	110	111
State of Florida Board of Education, Public Education Capital Outlay
Series 2019 D, GO, 5.00%, 6/1/2025 (a)	80	80
Series 2023A, GO, 5.00%, 6/1/2026 (a)	50	52
State of Florida Department of Education Series 2018A, Rev., 5.00%, 7/1/2027 (a)	50	52
State of Florida Department of Transportation
Series 2021A, Rev., 5.00%, 7/1/2025 (a)	25	25
Series 2019A, Rev., 5.00%, 7/1/2027 (a)	20	21
Series 2019A, Rev., 5.00%, 7/1/2028 (a)	105	113
State of Florida Department of Transportation Turnpike System Series 2016 B, Rev., 5.00%, 7/1/2025 (a)	80	81
State of Florida Lottery
Series 2017 A, Rev., 5.00%, 7/1/2025 (a)	170	171
Series 2017 A, Rev., 5.00%, 7/1/2027 (a)	20	21
State of Florida, Public Education Capital Outlay
Series 2022 B, GO, 5.00%, 6/1/2025 (a)	50	50
Series 2020 A, GO, 5.00%, 6/1/2027 (a)	105	111
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2027 (a)	20	21
Tampa Sports Authority Series 2015, Rev., 5.00%, 1/1/2026 (a)	80	80
Volusia County Educational Facility Authority Series 2015B, Rev., 5.00%, 4/15/2025 (a) (b)	2,500	2,506
Total Florida		64,784
Georgia — 1.0%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028 (a)	25	26
Athens-Clarke County Unified Government Water and Sewerage Series 2015, Rev., 5.00%, 1/1/2026 (a)	25	25
Atlanta Development Authority, Georgia State University Research Foundation Science Park LLC Project Series 2016, Rev., 4.00%, 7/1/2026 (a) (b)	1,555	1,578
Bartow County Development Authority, Georgia Power Co. Plant
Series 2013-1, Rev., 2.88%, 8/19/2025 (a) (d)	13,500	13,464
Series 2009-1, Rev., 3.95%, 3/8/2028 (d)	100	103
City of Atlanta Water and Wastewater
Series 2015, Rev., 5.00%, 5/1/2025 (a) (b)	65	65
Series 2004, Rev., AGM, 5.75%, 11/1/2027 (a)	1,000	1,079
Clarke County Hospital Authority, Pidemont Healthcare Series 2016 A, Rev., 5.00%, 7/1/2029 (a)	25	26
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026 (a)	30	31
County of Forsyth Series A, GO, 5.00%, 3/1/2025 (a) (b)	25	25
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (a) (d)	2,250	2,254
Gwinnett County School District Series 2010, GO, 5.00%, 2/1/2026 (a)	125	125
Henry County Hospital Authority, Piedmont Henry Hospital Project Series 2014A, Rev., 5.00%, 7/1/2027 (a)	1,390	1,396
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017 D, Rev., 4.00%, 7/1/2029 (a)	1,000	1,023
State of Georgia Series 2014A, GO, 4.00%, 2/1/2026 (a)	100	100
Total Georgia		21,320
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hawaii — 0.0% ^
City and County Honolulu
Series A, Rev., 4.00%, 7/1/2026 (a)	20	20
Series D, GO, 5.00%, 9/1/2026 (a)	70	73
City and County Honolulu Wastewater System, First Resolution Series B, Rev., 5.00%, 7/1/2025 (a) (b)	25	25
City and County of Honolulu Series 2022 A, GO, 5.00%, 11/1/2026 (a)	80	83
County of Hawaii Series A, GO, 5.00%, 9/1/2027 (a)	50	51
State of Hawaii
Series FK, GO, 5.00%, 5/1/2027 (a)	75	79
Series FH, GO, 5.00%, 10/1/2028 (a)	70	72
Total Hawaii		403
Idaho — 0.1%
Idaho State Building Authority, Sales Tax Series 2024 A, Rev., 5.00%, 6/1/2025 (a)	3,000	3,016
Illinois — 4.5%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026 (a)	1,020	1,039
Chicago O'Hare International Airport, General Airport, Senior Lien
Series A, Rev., 5.00%, 1/1/2027 (a)	20	21
Series C, Rev., 5.00%, 1/1/2027 (a)	20	20
Series C, Rev., 5.00%, 1/1/2028 (a)	575	585
Series C, Rev., 5.00%, 1/1/2028 (a)	40	42
Series C, Rev., 5.00%, 1/1/2029 (a)	445	452
City of Decatur, GO, 4.00%, 3/1/2025 (a)	25	25
City of Springfield Electric, Senior Lien Series 2015, Rev., 5.00%, 3/1/2025 (a)	385	385
City of Springfield Electric, Senior Line Series 2015, Rev., 5.00%, 3/1/2025 (a)	45	45
City of Springfield, Electric System, Senior Lien
Rev., 5.00%, 3/1/2025 (a)	2,100	2,100
Series 2015, Rev., 5.00%, 3/1/2025 (a)	435	435
County of Cook
Series 2022 A, GO, 5.00%, 11/15/2025 (a)	1,955	1,983
Series 2021B, GO, 4.00%, 11/15/2026 (a)	230	234
Series 2021 A, GO, 5.00%, 11/15/2026 (a)	205	212
Series 2016 A, GO, 5.00%, 11/15/2028 (a)	45	47
County of Cook, Sales Tax Series 2022 A, Rev., 5.00%, 11/15/2025 (a)	45	46
DuPage County Community High School District No. 94 West Chicago, GO, 4.00%, 1/1/2033 (a)	10	10
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	53

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Illinois Development Finance Authority, Solid waste Management, Inc. Project, Rev., AMT, 4.25%, 11/3/2025 (a) (d)	6,000	6,023
Illinois Development Finance Authority, United Community and Housing Development Corp. Series 1991 B, Rev., Zero Coupon, 7/15/2025 (a) (b)	5,470	5,410
Illinois Finance Authority, Advocate Healthcare Series 2015 B, Rev., 5.00%, 5/1/2025 (a)	45	45
Illinois Finance Authority, Clean Water Initiative Revolving
Series 2019, Rev., 5.00%, 1/1/2027 (a)	240	250
Series 2019, Rev., 5.00%, 7/1/2027 (a)	250	263
Series 2020, Rev., 5.00%, 7/1/2027 (a)	20	21
Illinois Finance Authority, Clean Water Initiative Revolving Fund Series 2019, Rev., 5.00%, 7/1/2025 (a)	45	45
Illinois Finance Authority, Northwestern Memorial Healthcare
Series 2017A, Rev., 5.00%, 7/15/2025 (a)	30	30
Series 2017A, Rev., 5.00%, 7/15/2027 (a)	80	84
Illinois Finance Authority, Northwestern University
Series 2015, Rev., 5.00%, 12/1/2025 (a)	25	25
Series 2017A, Rev., 5.00%, 7/15/2026 (a)	270	278
Illinois Finance Authority, Plymouth Place, Inc.
Series 2015, Rev., 5.00%, 5/15/2025 (a) (b)	2,750	2,761
Series 2015, Rev., 5.25%, 5/15/2025 (a) (b)	1,530	1,537
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 2.95%, 3/13/2025 (a) (c)	1,125	1,115
Illinois Finance Authority, Presence Health Network Series 2016 C, Rev., 5.00%, 2/15/2027 (a)	145	151
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2025 (a)	765	768
Series 2015A, Rev., 5.00%, 11/15/2027 (a)	20	20
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 5.00%, 1/1/2026 (a)	20	20
Series 2017, Rev., 5.00%, 1/1/2026 (a)	95	97
Series 2017, Rev., 5.00%, 7/1/2027 (a)	20	21
Illinois Finance Authority, Swedish Covenant Hospital
Series 2016 A, Rev., 5.00%, 8/15/2026 (a) (b)	35	36
Series 2016A, Rev., 5.00%, 8/15/2026 (a) (b)	1,110	1,143
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028 (a)	100	107
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (a) (d)	2,065	2,149
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (a) (b)	23,000	23,277
Illinois Housing Development Authority, Rev., FHA, 4.00%, 6/1/2025 (a) (d)	1,350	1,352
Illinois Municipal Electric Agency, Power Supply System Series 2015A, Rev., 5.00%, 2/1/2026 (a)	100	101
Illinois State Toll Highway Authority
Series 2019 C, Rev., 5.00%, 1/1/2026 (a)	95	97
Series 2018 A, Rev., 5.00%, 1/1/2027 (a)	45	47
Series 2019B, Rev., 5.00%, 1/1/2027 (a)	395	411
Series 2019C, Rev., 5.00%, 1/1/2027 (a)	165	172
Series 2018 A, Rev., 5.00%, 1/1/2028 (a)	75	80
Series 2019 C, Rev., 5.00%, 1/1/2029 (a)	45	49
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 Series 2015, GO, 5.00%, 1/1/2027 (a)	20	20
Northern Illinois Municipal Power Agency
Series 2016 A, Rev., 5.00%, 12/1/2026 (a)	175	181
Series 2016 A, Rev., 5.00%, 12/1/2029 (a)	1,185	1,225
Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 6/1/2025 (a) (b)	860	865
Regional Transportation Authority Series 2017 A, Rev., 5.00%, 7/1/2028 (a)	260	273
State of Illinois
Series 2022B, GO, 5.00%, 3/1/2025 (a)	495	495
GO, 5.50%, 5/1/2025 (a)	2,695	2,706
Series 2023D, GO, 5.00%, 7/1/2025 (a)	2,995	3,016
Series 2019B, GO, 5.00%, 9/1/2025 (a)	3,860	3,900
Series 2020D, GO, 5.00%, 10/1/2025 (a)	20	20
Series 2017D, GO, 5.00%, 11/1/2025 (a)	295	299
Series 2017A, GO, 5.00%, 12/1/2025 (a)	250	254
GO, 5.00%, 2/1/2026 (a)	695	708
GO, 5.50%, 5/1/2026 (a)	5,000	5,151
Series 2023D, GO, 5.00%, 7/1/2026 (a)	8,000	8,217
Series 2017D, GO, 5.00%, 11/1/2026 (a)	1,090	1,127
Series 2016, GO, 5.00%, 2/1/2027 (a)	150	156
Series 2021 B, GO, 5.00%, 3/1/2027 (a)	125	130
Series 2022A, GO, 5.00%, 3/1/2027 (a)	20	21
Series 2023D, GO, 5.00%, 7/1/2027 (a)	90	94
Series 2018 A, GO, 5.00%, 10/1/2027 (a)	160	168
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2017D, GO, 5.00%, 11/1/2027 (a)	1,160	1,219
Series 2022B, GO, 5.00%, 3/1/2028 (a)	50	53
Series 2016, GO, 5.00%, 6/1/2028 (a)	1,345	1,376
Series 2017D, GO, 5.00%, 11/1/2028 (a)	2,965	3,111
Series 2017 A, GO, 5.00%, 12/1/2028 (a)	90	95
Series 2016, GO, 5.00%, 2/1/2029 (a)	35	36
Series 2018A, GO, 5.00%, 5/1/2029 (a)	225	238
Series 2017C, GO, 5.00%, 11/1/2029 (a)	30	31
Series 2021A, GO, 5.00%, 12/1/2029 (a)	85	92
State of Illinois Sales Tax Series 2018A, Rev., 5.00%, 6/15/2025 (a)	2,600	2,615
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026 (a)	1,250	1,252
Series 2021 A, Rev., 4.00%, 6/15/2027 (a)	40	41
Series 2016, Rev., 5.00%, 6/15/2029 (a)	25	25
University of Illinois Series 2023 A, Rev., 5.00%, 4/1/2027 (a)	50	52
University of Illinois, Auxiliary Facilities System
Series 2023 A, Rev., 5.00%, 4/1/2025 (a)	150	150
Series 2023 A, Rev., 5.00%, 4/1/2026 (a)	1,550	1,587
Village of Oswego Series 2016, GO, 5.00%, 12/15/2025 (a) (b)	1,345	1,367
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College, GO, 5.00%, 1/1/2026 (a)	30	31
Total Illinois		98,063
Indiana — 2.4%
City of Indianapolis Department of Public Utilities Water System Series 2018 A, Rev., 5.00%, 10/1/2027 (a)	25	26
City of Indianapolis, Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2026 (a)	80	83
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025 (a)	6,500	6,490
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (a) (d)	1,900	1,929
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 1/15/2026 (a)	220	222
Series 2020B, Rev., 4.00%, 7/15/2026 (a)	235	238
Indiana Finance Authority Series 2017 A, Rev., 5.00%, 6/1/2025 (a) (b)	115	116
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Indiana — continued
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group, Rev., 5.00%, 9/1/2028 (a)	2,065	2,124
Indiana Finance Authority, CWA Authority Project Series 2021-2, Rev., 5.00%, 10/1/2027 (a)	105	111
Indiana Finance Authority, Deaconess Health System Series 2015A, Rev., 5.00%, 3/1/2025 (a) (b)	125	125
Indiana Finance Authority, Goshen Health Series 2019B, Rev., 2.10%, 11/1/2026 (a) (d)	2,700	2,624
Indiana Finance Authority, Indiana University Health Obligated Group Series 2016A, Rev., 5.00%, 12/1/2025 (a)	165	167
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025 (a)	4,500	4,440
Indiana Finance Authority, Parkview Health System, Inc. Series 2017 A, Rev., 5.00%, 11/1/2025 (a)	250	253
Indiana Finance Authority, Stadium Project Series 2022 A, Rev., 5.00%, 2/1/2026 (a)	40	41
Indiana Housing and Community Development Authority Series 2017B-3, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 3/3/2025 (a) (d)	20,000	20,000
Indiana Municipal Power Agency, Power Supply System
Series 2016 C, Rev., 5.00%, 1/1/2026 (a)	55	56
Series 2016C, Rev., 5.00%, 1/1/2027 (a)	40	41
Series 2016C, Rev., 5.00%, 1/1/2028 (a)	30	31
Series 2016 C, Rev., 5.00%, 1/1/2029 (a)	150	154
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 7/15/2025 (a)	1,050	1,058
Penn High School Building Corp., Mishawaka St. Joseph County Indiana, Ad Valorem Property Tax Series 2024B, Rev., 5.00%, 7/15/2025 (a)	700	705
Purdue University Series EE, Rev., 5.00%, 7/1/2027 (a)	35	37
Tippecanoe School Corp.
Series 2024 A, GO, 5.00%, 7/15/2025 (a)	2,150	2,166
Series 2024 B, GO, 5.00%, 7/15/2025 (a)	2,225	2,241
Series 2024 A, GO, 5.00%, 1/15/2026 (a)	2,830	2,881
Series 2024 B, GO, 5.00%, 1/15/2026 (a)	2,830	2,881
Total Indiana		51,240
Iowa — 2.2%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026 (a)	11,900	12,001
County of Polk Series 2019, GO, 4.00%, 6/1/2025 (a)	65	65
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	55

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — continued
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 2.30%, 3/12/2025 (a) (d)	15,200	15,200
Iowa Finance Authority, State Revolving Series 2016, Rev., 5.00%, 8/1/2026 (a)	95	98
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 7/1/2026 (a)	21,595	21,604
Total Iowa		48,968
Kansas — 0.4%
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026 (a)	2,000	2,014
Kansas Development Finance Authority, AdventHealth Series 2021 B, Rev., 5.00%, 11/15/2028 (a) (d)	3,800	4,056
Kansas Development Finance Authority, State of Kansas Project Series 2020R, Rev., 5.00%, 11/1/2025 (a)	20	20
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (a) (b)	30	32
Wyandotte County-Kansas City Unified Government Utility System
Series 2014A, Rev., 5.00%, 9/1/2028 (a)	1,000	1,001
Series 2014A, Rev., 5.00%, 9/1/2029 (a)	1,000	1,001
Total Kansas		8,124
Kentucky — 0.8%
County of Knott, Solid Waste Water Project Series 2024, Rev., AMT, 4.00%, 4/1/2025 (a) (d) (e)	8,500	8,502
County of Trimble Series 2023 A, Rev., AMT, 4.70%, 6/1/2027 (a) (d)	1,000	1,015
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group Series 2019A-1, Rev., 5.00%, 8/1/2025 (a)	35	35
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2025 (a)	85	86
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2026 (a)	105	109
Series B, Rev., 5.00%, 11/1/2027 (a)	305	315
Series B, Rev., 5.00%, 11/1/2028 (a)	305	315
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028 (a)	500	523
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027 (a)	185	196
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Kentucky State Property and Building Commission, Project No. 124 Series A, Rev., AGM, 5.00%, 11/1/2025 (a)	25	25
Kentucky State Property and Building Commission, Project No. 130 Series 2024 B, Rev., 5.00%, 11/1/2029 (a)	55	60
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2028 (a)	1,000	1,078
Kentucky Turnpike Authority, Revitalization Projects
Series B, Rev., 5.00%, 7/1/2025 (a)	100	101
Series B, Rev., 5.00%, 7/1/2026 (a)	90	93
Series B, Rev., 5.00%, 7/1/2027 (a)	125	132
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2001A, Rev., 0.90%, 9/1/2026 (a)	5,000	4,785
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 5.00%, 10/1/2027 (a)	75	77
Louisville Water Co. Series 2019, Rev., 5.00%, 11/15/2025 (a)	100	102
University of Kentucky, General Receipts
Series 2015 B, Rev., 5.00%, 10/1/2026 (a)	35	35
Series 2015 B, Rev., 5.00%, 10/1/2027 (a)	70	70
Total Kentucky		17,654
Louisiana — 1.6%
City of New Orleans, Water System Series 2015, Rev., 5.00%, 12/1/2025 (a) (b)	25	26
City of Shreveport, Water and Sewer, Junior Lien Series 2018C, Rev., 5.00%, 12/1/2026 (a)	75	78
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (a) (d) (e)	9,000	9,067
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2025 (a) (b)	60	60
Series 2020A, Rev., 5.00%, 4/1/2026 (a) (b)	20	20
Series 2020A, Rev., 5.00%, 4/1/2026 (a)	80	82
State of Louisiana
Series 2023 A, GO, 5.00%, 4/1/2027 (a)	680	712
Series 2024 E, GO, 5.00%, 9/1/2028 (a)	1,600	1,723
Series 2024 E, GO, 5.00%, 9/1/2029 (a)	1,000	1,095
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
State of Louisiana Gasoline and Fuels Tax
Series A, Rev., 4.50%, 5/1/2025 (a) (b)	22,870	22,931
Series A, Rev., 5.00%, 5/1/2025 (a) (b)	85	85
Total Louisiana		35,879
Maine — 0.3%
Maine Health and Higher Educational Facilities Authority Series 2020A, Rev., 5.00%, 7/1/2026 (a)	250	256
Maine Municipal Bond Bank Series 2020A, Rev., 5.00%, 9/1/2027 (a)	20	21
Maine School Administrative District No. 51 Series 2025A, GO, BAN, 4.50%, 12/30/2025 (a)	6,400	6,485
Maine Turnpike Authority
Series 2015, Rev., 5.00%, 7/1/2025 (a)	55	56
Series 2015, Rev., 5.00%, 7/1/2026 (a)	155	156
State of Maine
Series 2017 B, GO, 5.00%, 6/1/2025 (a)	75	75
Series 2022 B, GO, 5.00%, 6/1/2026 (a)	45	46
Total Maine		7,095
Maryland — 0.1%
County of Anne Arundel Series 2015, GO, 5.00%, 4/1/2025 (a)	75	75
County of Baltimore Series 2017, GO, 5.00%, 3/1/2027 (a)	25	26
County of Baltimore, Equipment Acquisition Program, COP, 5.00%, 3/1/2025 (a)	75	75
County of Howard Series 2017 A, GO, 5.00%, 2/15/2027 (a)	45	47
County of Montgomery Series 2018 A, GO, 5.00%, 11/1/2026 (a)	75	78
Maryland Stadium Authority, Baltimore City Public School Program Series 2016, Rev., 5.00%, 5/1/2025 (a)	30	30
Maryland Stadium Authority, Construction and Revitalization Program Series 2018 A, Rev., 5.00%, 5/1/2025 (a)	75	75
State of Maryland
Series 2020A, GO, 5.00%, 3/15/2025 (a)	60	60
Series B, GO, 4.00%, 6/1/2025 (a)	230	230
Series 2021A, GO, 5.00%, 8/1/2026 (a)	135	140
Series 2016, GO, 4.00%, 6/1/2027 (a)	130	130
State of Maryland Department of Transportation Series 2017, Rev., 5.00%, 5/1/2026 (a)	250	251
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Maryland — continued
State of Maryland Department of Transportation, Second Issue
Rev., 5.00%, 6/1/2025 (a)	250	250
Series 2018, Rev., 5.00%, 10/1/2027 (a)	50	52
University System of Maryland
Series 2017 A, Rev., 5.00%, 4/1/2025 (a)	20	20
Series 2022 B, Rev., 5.00%, 4/1/2025 (a)	20	20
Series 2017 A, Rev., 5.00%, 4/1/2026 (a)	40	41
Series 2019 B, Rev., 5.00%, 4/1/2026 (a)	35	36
Series 2019 C, Rev., 5.00%, 4/1/2027 (a)	100	105
Total Maryland		1,741
Massachusetts — 3.7%
Acton and Boxborough Regional School District, GO, BAN, 4.50%, 7/10/2025 (a)	1,900	1,909
Brockton Area Transit Authority, Rev., RAN, 4.50%, 7/25/2025 (a)	2,200	2,211
Central Berkshire Regional School District, GO, BAN, 4.25%, 9/26/2025 (a)	7,208	7,269
City of Boston Series 2015B, GO, 5.00%, 4/1/2026 (a)	50	50
City of Pittsfield, GO, BAN, 4.50%, 2/20/2026 (a)	3,100	3,148
Commonwealth of Massachusetts
Series 2017D, GO, 5.00%, 7/1/2025 (a)	655	660
Series C, GO, AGM, 5.25%, 11/1/2026 (a)	50	52
Series 2021A, GO, 5.00%, 9/1/2029 (a)	2,000	2,203
Commonwealth of Massachusetts, Consolidated Loan of 2023
Series 2023A, GO, 5.00%, 5/1/2025 (a)	30	30
Series 2023 B, GO, 5.00%, 10/1/2026 (a)	40	42
Massachusetts Bay Transportation Authority Sales Tax Series 2005 A, Rev., 5.00%, 7/1/2025 (a)	65	66
Massachusetts Bay Transportation Authority, Sales Tax Series 2021, Rev., BAN, 4.00%, 5/1/2025 (a)	14,775	14,803
Massachusetts Development Finance Agency, Children's Hospital Corp Obligated Group Series 2024 U-2, Rev., VRDO, LOC : TD Bank NA, 1.40%, 3/3/2025 (a) (d)	10,000	10,000
Massachusetts Development Finance Agency, Harvard University Series 2016 A, Rev., 5.00%, 7/15/2026 (a)	75	78
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series O-2, Rev., 5.00%, 7/1/2025 (a) (b)	30	30
Series O-2, Rev., 5.00%, 7/1/2026 (a)	50	50
Series 2016Q, Rev., 5.00%, 7/1/2029 (a)	40	41
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	57

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2015C, Rev., 5.00%, 8/15/2025 (a) (b)	60	61
Series 2016B, Rev., 5.00%, 11/15/2026 (a) (b)	80	83
Massachusetts State College Building Authority Series 2016A, Rev., 5.00%, 5/1/2025 (a) (b)	110	110
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.50%, 6/20/2025 (a)	4,900	4,919
Southeastern Regional Transit Authority, Rev., RAN, 4.25%, 8/15/2025 (a)	2,600	2,613
Spencer East Brookfield Regional School District, GO, BAN, 4.50%, 5/22/2025 (a)	3,400	3,412
Town of Middleborough, GO, BAN, 4.25%, 9/26/2025 (a)	7,554	7,616
Town of Nantucket Series A, GO, BAN, 4.50%, 7/25/2025 (a)	7,300	7,350
Town of Northbridge, GO, BAN, 4.50%, 6/20/2025 (a)	5,800	5,830
Town of Wilbraham, GO, BAN, 4.25%, 3/12/2025 (a)	2,500	2,501
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2025 (a)	35	35
Worcester Regional Transit Authority, Rev., RAN, GTD, 4.50%, 6/20/2025 (a)	4,400	4,418
Total Massachusetts		81,590
Michigan — 3.1%
City of Gladstone, Capital Improvement, Limited Tax, GO, AGM, 3.00%, 3/1/2025 (a)	275	275
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025 (a)	215	215
GO, AGM, 4.00%, 5/1/2026 (a)	220	223
GO, AGM, 4.00%, 5/1/2027 (a)	210	215
Great Lakes Water Authority Water Supply System, Second Lien
Series 2018 A, Rev., 5.00%, 7/1/2026 (a)	215	222
Series 2018 A, Rev., 5.00%, 7/1/2028 (a)	100	107
Great Lakes Water Authority, Water Supply System, Second Lien Series 2018 A, Rev., 5.00%, 7/1/2027 (a)	25	26
L'Anse Creuse Public Schools Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (a) (b)	50	50
Mattawan Consolidated School District Series 2015 I, GO, Q-SBLF, 5.00%, 5/1/2025 (a) (b)	25	25
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2026 (a)	1,280	1,318
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — continued
Rev., 5.00%, 11/15/2027 (a)	760	786
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2027 (a)	140	148
Series 2015MI, Rev., 5.50%, 12/1/2027 (a)	1,140	1,147
Michigan Finance Authority, Trinity Health Credit Group
Series 2017A-MI, Rev., 5.00%, 12/1/2026 (a)	30	31
Series 2017 A-MI, Rev., 5.00%, 12/1/2028 (a)	45	48
Michigan State Building Authority
Series 2016 I, Rev., 5.00%, 4/15/2025 (a)	175	175
Series 2016 I, Rev., 5.00%, 10/15/2030 (a)	1,000	1,031
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.35%, 3/12/2025 (a) (d)	10,000	10,000
Series 2015 I, Rev., 5.00%, 4/15/2025 (a)	50	50
Series 2019 I, Rev., 5.00%, 4/15/2025 (a)	315	316
Series 2016 I, Rev., 5.00%, 4/15/2026 (a)	45	46
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2025 (a)	100	102
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029 (a)	7,750	7,749
Series 2024A, Rev., 3.70%, 4/1/2030 (a)	9,000	9,039
Michigan State University Series 2020 A, Rev., 5.00%, 8/15/2027 (a)	80	85
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (a) (d)	1,300	1,296
Novi Community School District Series 2022 II, GO, 4.00%, 5/1/2025 (a)	25	25
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 1.40%, 3/3/2025 (a) (d) (e)	31,410	31,410
Roseville Community Schools, Unlimited Tax Series 2015, GO, Q-SBLF, 5.00%, 5/1/2025 (a) (b)	305	306
South Lyon Community Schools Series 2023-2, GO, 4.00%, 5/1/2025 (a)	120	120
State of Michigan
Series 2016, Rev., GAN, 5.00%, 3/15/2025 (a)	230	230
Series 2016, Rev., GAN, 5.00%, 3/15/2026 (a)	35	36
State of Michigan, Environmental Program Series 2017 A, GO, 5.00%, 5/1/2025 (a)	75	75
Total Michigan		66,927
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — 0.1%
City of St. Cloud, Centracare Health System Series 2016A, Rev., 5.00%, 5/1/2026 (a)	140	143
Duluth Independent School District No. 709 Series 2019B, COP, 5.00%, 2/1/2028 (a)	300	317
Minneapolis-St Paul Metropolitan Airports Commission
Series 2023A, Rev., 5.00%, 1/1/2027 (a)	50	52
Series A, Rev., 5.00%, 1/1/2029 (a)	35	36
Minneapolis-St. Paul Metropolitan Airports Commission Series A, Rev., 5.00%, 1/1/2027 (a)	80	83
Minnesota Higher Education Facilities Authority, Carleton College Series 2017, Rev., 5.00%, 3/1/2026 (a)	30	31
State of Minnesota
Series 2022A, Rev., 5.00%, 3/1/2027 (a)	1,285	1,342
Series 2019 B, GO, 5.00%, 8/1/2027 (a)	35	37
Western Minnesota Municipal Power Agency, Red Rock Hydraelectric Project Series 2018 A, Rev., 5.00%, 1/1/2026 (a)	40	41
Total Minnesota		2,082
Mississippi — 1.3%
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (a) (d)	1,750	1,737
Series 2020C, Rev., 1.38%, 6/16/2025 (a) (d)	1,500	1,489
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2010 H, Rev., VRDO, 1.55%, 3/3/2025 (a) (d)	15,000	15,000
Mississippi Development Bank, Desoto County Mississippi Highway Project Series 2024 A, Rev., 5.00%, 1/1/2029 (a)	1,500	1,618
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care Corp. Series 2020 A-1, Rev., 5.00%, 9/1/2025 (a) (d)	7,000	7,026
State of Mississippi
Series 2015 F, GO, 4.00%, 11/1/2025 (a) (b)	795	803
Series 2016 B, GO, 5.00%, 12/1/2026 (a) (b)	500	520
Total Mississippi		28,193
Missouri — 1.4%
City of Kansas City
Series 2018 A, GO, 5.00%, 2/1/2027 (a)	20	21
Series 2017C, Rev., 5.00%, 9/1/2027 (a)	40	42
Series 2017 C, Rev., 5.00%, 9/1/2028 (a)	175	183
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
City of Kansas City, Downtown Arena Project Series E, Rev., 5.00%, 4/1/2028 (a)	25	25
City of St Louis Airport, Lambert St. Louis International Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2028 (a)	20	22
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027 (a)	235	249
City of St. Peters, COP, 4.00%, 5/1/2025 (a)	425	426
Columbia School District Series 2015, GO, 4.00%, 3/1/2025 (a)	400	400
County of Jackson, Harry S. Truman Sports Complex Project Series 2014, Rev., 5.00%, 12/1/2026 (a)	20	20
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2028 (a)	1,000	1,080
Series 2024, Rev., 5.00%, 11/1/2029 (a)	2,500	2,749
Health and Educational Facilities Authority of the State of Missouri Series 2021 C, Rev., 5.00%, 5/1/2028 (a) (d)	1,000	1,057
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021 A, Rev., 4.00%, 7/1/2025 (a)	50	50
Health and Educational Facilities Authority of the State of Missouri, Children's Mercy Hospital Obligated Group, Rev., 5.00%, 5/15/2025 (a)	1,135	1,139
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2028 (a)	20	21
Series 2018A, Rev., 5.00%, 6/1/2029 (a)	40	43
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2018F, Rev., VRDO, 1.45%, 3/3/2025 (a) (d)	15,000	15,000
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028 (a)	70	72
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Series 2016, Rev., 5.00%, 11/15/2025 (a)	30	31
Liberty Public School District No. 53 Series 2023, GO, 5.00%, 3/1/2025 (a)	120	120
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029 (a)	50	53
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	59

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Missouri Joint Municipal Electric Utility Commission, Prairie State Project Series 2015A, Rev., 5.00%, 12/1/2029 (a)	50	50
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026 (a)	7,250	7,311
Total Missouri		30,164
Nebraska — 0.5%
City of Omaha Series 2004, GO, 5.25%, 4/1/2025 (a)	50	50
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects, Rev., AMT, 0.90%, 9/1/2025 (a) (d)	6,800	6,722
Douglas County Hospital Authority No. 2, Rev., 5.00%, 5/15/2025 (a)	2,585	2,595
Douglas County Hospital Authority No. 2, Health Facilities, Rev., 5.00%, 5/15/2025 (a)	50	50
Nebraska Public Power District
Series A-1, Rev., 5.00%, 1/1/2026 (a)	50	50
Series B, Rev., 5.00%, 1/1/2026 (a)	25	26
Series 2016A, Rev., 5.00%, 1/1/2027 (a)	60	61
Series A-1, Rev., 5.00%, 1/1/2027 (a)	35	35
Series C, Rev., 5.00%, 1/1/2028 (a)	125	127
Series A-1, Rev., 5.00%, 1/1/2029 (a)	65	65
Omaha School District Series 2016, GO, 5.00%, 12/15/2028 (a)	1,900	1,971
Total Nebraska		11,752
Nevada — 0.4%
Carson City Nevada Hospital, Carson Tahoe Regional Healthcare Project, Rev., 5.00%, 9/1/2027 (a)	685	710
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2025 (a)	220	221
Series 2016A, GO, 5.00%, 6/15/2025 (a)	280	282
Series 2017 A, GO, 5.00%, 6/15/2025 (a)	295	297
Series 2018A, GO, 5.00%, 6/15/2025 (a)	50	50
Series 2021C, GO, 5.00%, 6/15/2026 (a)	75	77
Series 2016B, GO, 5.00%, 6/15/2027 (a)	80	83
Series 2017A, GO, 5.00%, 6/15/2027 (a)	190	199
Series 2018A, GO, 5.00%, 6/15/2027 (a)	150	158
Series 2015 D, GO, 5.00%, 6/15/2028 (a)	140	142
Series 2017A, GO, 5.00%, 6/15/2028 (a)	115	121
Series 2018A, GO, 5.00%, 6/15/2029 (a)	60	64
Clark County Water Reclamation District, Limited Tax Series 2023, GO, 5.00%, 7/1/2025 (a)	30	30
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Nevada — continued
County of Clark
Series 2018, GO, 5.00%, 12/1/2026 (a)	1,000	1,040
Series 2018 B, GO, 5.00%, 12/1/2026 (a)	50	52
Series 2017, Rev., 5.00%, 7/1/2027 (a)	20	21
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien Series 2019D, Rev., 5.00%, 7/1/2025 (a)	75	76
County of Clark, Highway Improvement Series 2017, Rev., 5.00%, 7/1/2025 (a)	50	50
County of Clark, Indexed Fuel Tax and Subordinate Motor Vehicle Fuel Tax Series 2019, Rev., 5.00%, 7/1/2025 (a)	100	101
County of Clark, Limited Tax Series 2017, GO, 5.00%, 6/1/2025 (a)	30	30
County of Clark, Limited Tax Las Vegas Convention and Visitors Authority Series 2017 C, GO, 5.00%, 7/1/2025 (a)	20	20
County of Clark, Motor Vehicle Fuel Tax Series 2020 C, Rev., 5.00%, 7/1/2027 (a)	25	26
Las Vegas Valley Water District Series 2016B, GO, 5.00%, 6/1/2027 (a)	50	52
State of Nevada Department of Business and Industry, Republic Services, Inc. Project Series 2001, Rev., AMT, 4.13%, 6/2/2025 (a) (d) (e)	4,000	4,004
State of Nevada, Capital Improvement Series 2023A, GO, 5.00%, 5/1/2025 (a)	85	85
State of Nevada, Capital Improvement and Cultural Affairs
Series 2015D, GO, 5.00%, 5/1/2025 (a)	75	75
Series 2019 A, GO, 5.00%, 5/1/2027 (a)	85	89
State of Nevada, Water Pollution Control Series 2019 E, GO, 5.00%, 8/1/2027 (a)	30	32
Truckee Meadows Water Authority Series 2017, Rev., 5.00%, 7/1/2025 (a)	100	101
Total Nevada		8,288
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act Series 2015B, Rev., 3.30%, 8/3/2027 (a) (d)	2,500	2,515
New Hampshire Municipal Bond Bank Series 2022 C, Rev., 5.00%, 8/15/2027 (a)	30	31
State of New Hampshire Series 2014A, GO, 5.00%, 3/1/2026 (a)	20	20
Total New Hampshire		2,566
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — 11.4%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project Series 2021A, Rev., AGM, 5.00%, 7/1/2026 (a)	100	103
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project
Rev., GTD, 4.50%, 5/28/2025 (a)	8,100	8,134
Rev., GTD, 4.00%, 10/16/2025 (a)	20,000	20,150
Borough of Avalon, GO, BAN, 4.50%, 2/4/2026 (a)	9,350	9,487
Borough of Bloomingdale, GO, BAN, 4.50%, 2/12/2026 (a)	1,500	1,521
Borough of Carlstadt, GO, BAN, 4.50%, 5/2/2025 (a)	7,700	7,719
Borough of East Rutherford, GO, BAN, 4.25%, 4/4/2025 (a)	8,450	8,460
Borough of Emerson, GO, BAN, 4.50%, 7/25/2025 (a)	2,100	2,109
Borough of Fanwood Series 20250 A, GO, BAN, 4.00%, 2/26/2026 (a)	4,000	4,043
Borough of Flemington Series 2025A, GO, BAN, 4.50%, 1/26/2026 (a)	4,000	4,056
Borough of Middlesex Series 2024 A, GO, BAN, 5.00%, 5/8/2025 (a)	3,100	3,111
Borough of Mountain Lakes, GO, BAN, 4.25%, 10/10/2025 (a)	2,200	2,217
Borough of North Haledon, GO, BAN, 4.50%, 6/24/2025 (a)	2,944	2,957
Borough of North Plainfield, GO, BAN, 4.25%, 11/25/2025 (a)	5,000	5,041
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility, GO, BAN, 4.00%, 11/7/2025 (a)	4,600	4,634
Borough of Seaside Park, GO, BAN, 4.25%, 4/11/2025 (a)	1,900	1,903
Borough of South Plainfield Series 2024A, GO, BAN, 4.25%, 4/10/2025 (a)	2,400	2,403
Borough of Upper Saddle River, GO, BAN, 4.25%, 3/21/2025 (a)	2,500	2,501
Borough of Woodland Park, GO, BAN, 4.50%, 5/1/2025 (a)	4,900	4,913
Burlington County Bridge Commission, Government Leasing Program
Series 2024A, Rev., 4.25%, 4/8/2025 (a)	3,300	3,305
Series 2024 C, Rev., 4.50%, 8/5/2025 (a)	5,000	5,034
Series 2024 D, Rev., RAN, 4.25%, 12/11/2025 (a)	4,300	4,339
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
Essex County Improvement Authority, Family Court Building Project, Rev., GTD, 5.00%, 6/18/2025 (a)	8,135	8,186
Jersey City Municipal Utilities Authority, Water Project Series 2024E, Rev., GTD, 4.75%, 5/1/2025 (a)	2,000	2,005
Monmouth County Improvement Authority (The)
Rev., GTD, 4.00%, 3/14/2025 (a)	75	75
Rev., GTD, 4.00%, 3/13/2026 (f)	15,500	15,684
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (a) (b)	900	926
New Jersey Economic Development Authority Series A, Rev., 4.00%, 11/1/2027 (a)	25	26
New Jersey Economic Development Authority, School Facilities Construction
Series WW, Rev., 5.25%, 6/15/2025 (a) (b)	80	80
Series 2024SSS, Rev., 5.00%, 6/15/2026 (a)	2,450	2,517
Series 2019 GGG, Rev., 5.25%, 9/1/2026 (a) (e)	2,500	2,590
Series 2024SSS, Rev., 5.00%, 6/15/2027 (a)	1,400	1,469
Series WW, Rev., 5.25%, 6/15/2028 (a)	150	151
New Jersey Health Care Facilities Financing Authority, Trinitas Regional Medical Center Obligate Group Series 2017 A, Rev., 5.00%, 7/1/2025 (a) (b)	4,000	4,028
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group, Rev., 5.00%, 7/1/2025 (a)	80	80
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028 (a)	2,485	2,201
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series 2016A-1, Rev., 5.00%, 6/15/2028 (a)	410	421
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2023AA, Rev., 5.00%, 6/15/2025 (a)	45	45
Series 2023AA, Rev., 5.00%, 6/15/2026 (a)	1,850	1,902
New Jersey Turnpike Authority
Series 2005 D-2, Rev., AGM, 5.25%, 1/1/2026 (a)	16,890	17,260
Series 2005 D-3, Rev., AGM, 5.25%, 1/1/2026 (a)	900	920
Series 2014A, Rev., 5.00%, 1/1/2027 (a)	220	220
Series 2017 A, Rev., 5.00%, 1/1/2029 (a)	100	104
Passaic County Improvement Authority (The), City of Paterson Project, Rev., GTD, 5.00%, 8/15/2026 (a)	350	361
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	61

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
State of New Jersey, GO, 5.00%, 6/1/2025 (a)	75	75
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026 (a)	2,000	2,058
Series 2020 A, GO, 5.00%, 6/1/2027 (a)	110	116
State of New Jersey, Various Purpose, GO, 5.00%, 6/1/2025 (a) (b)	25	25
Tobacco Settlement Financing Corp.
Series 2018 A, Rev., 5.00%, 6/1/2025 (a)	1,955	1,961
Series 2018A, Rev., 5.00%, 6/1/2026 (a)	110	112
Series 2018A, Rev., 5.00%, 6/1/2028 (a)	1,045	1,091
Series 2018A, Rev., 5.00%, 6/1/2029 (a)	180	188
Town of Dover, General Improvement Water Utility, GO, BAN, 4.50%, 1/21/2026 (a)	11,700	11,872
Town of Guttenberg, GO, BAN, 4.25%, 10/16/2025 (a)	5,920	5,967
Township of Brick, GO, BAN, 4.25%, 3/19/2025 (a)	4,000	4,002
Township of East Windsor, GO, BAN, 4.25%, 9/19/2025 (a)	7,219	7,268
Township of Edison, Water Utility Series 2024 B, GO, BAN, 4.00%, 11/6/2025 (a)	8,860	8,931
Township of Little Egg Harbor Series 2025A, GO, BAN, 4.25%, 1/20/2026 (a)	2,425	2,450
Township of Medford Series 2024 A, GO, BAN, 4.25%, 9/25/2025 (a)	10,290	10,362
Township of Middle, General Improvement Sewer Utility, GO, BAN, 4.25%, 9/3/2025 (a)	5,225	5,255
Township of North Bergen, GO, BAN, 4.25%, 4/22/2025 (a)	110	110
Township of Ocean, GO, BAN, 4.50%, 5/28/2025 (a)	2,837	2,847
Township of Readington, GO, BAN, 4.25%, 9/30/2025 (a)	2,100	2,116
Township of Weehawken Series 2024 A, GO, BAN, 5.00%, 8/15/2025 (a)	4,500	4,526
Township of Woodbridge
GO, BAN, 4.00%, 3/14/2025 (a)	675	675
GO, BAN, 4.00%, 10/10/2025 (a)	7,200	7,252
Union County Improvement Authority, Juvenile Detention Center Facility Project Series 2015A, Rev., 5.50%, 5/1/2025 (a)	20	20
Total New Jersey		248,670
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System Series 2015, Rev., 5.00%, 7/1/2026 (a)	50	50
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Mexico — continued
City of Albuquerque Series 2021 B, GO, 5.00%, 7/1/2025 (a)	40	40
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027 (a)	70	74
New Mexico Hospital Equipment Loan Council, Presbyterian Health Care Services Series 2015A, Rev., 5.00%, 8/1/2025 (a) (b)	190	192
State of New Mexico Series 2021, GO, 5.00%, 3/1/2025 (a)	65	65
State of New Mexico Severance Tax Permanent Fund
Series A, Rev., 5.00%, 7/1/2025 (a)	690	695
Series 2018A, Rev., 5.00%, 7/1/2027 (a)	25	26
Total New Mexico		1,142
New York — 19.1%
Avon Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	2,900	2,911
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027 (a)	5,000	5,279
Candor Central School District, GO, BAN, 4.50%, 7/25/2025 (a)	2,000	2,010
Charlotte Valley Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	3,000	3,012
City of Auburn, GO, BAN, 4.25%, 8/14/2025 (a)	17,700	17,795
City of Hudson, GO, BAN, 4.50%, 6/20/2025 (a)	3,000	3,012
City of Jamestown Series 2024A, GO, BAN, 5.00%, 5/16/2025 (a)	1,820	1,826
City of Long Beach Series 2024 B, GO, BAN, 4.25%, 9/26/2025 (a)	9,175	9,223
City of New York, Fiscal Year 2008 Series 2018 J-11, GO, 5.00%, 8/1/2026 (a)	35	36
City of New York, Fiscal Year 2015
Series 2015C, GO, 5.00%, 8/1/2026 (a)	60	60
Series 2015D, GO, 5.00%, 8/1/2026 (a)	150	150
Series 2015C, GO, 5.00%, 8/1/2028 (a)	45	45
City of New York, Fiscal Year 2019
Series A, GO, 5.00%, 8/1/2026 (a)	75	78
Series 2019 E, GO, 5.00%, 8/1/2027 (a)	135	143
City of New York, Fiscal Year 2023
Series 2023, Subseries F-1, GO, 5.00%, 8/1/2026 (a)	200	207
Series 2024, Subseries A-1, GO, 5.00%, 9/1/2026 (a)	160	166
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029 (a)	800	877
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
City of New York, Fiscal Year 2025 Series 2025A, GO, 5.00%, 8/1/2028 (a)	1,000	1,077
City of Newburgh Series 2024A, GO, BAN, 4.25%, 8/8/2025 (a)	3,600	3,601
City of Oneida, GO, BAN, 4.50%, 3/28/2025 (a)	8,053	8,063
City of Troy
GO, BAN, 4.50%, 7/25/2025 (a)	13,500	13,570
GO, BAN, 4.50%, 1/30/2026 (a)	2,000	2,028
City of Utica, GO, BAN, 4.50%, 1/23/2026 (a)	5,000	5,061
Clifton-Fine Central School District, GO, BAN, 4.25%, 7/31/2025 (a)	4,600	4,621
Cohoes City School District, GO, BAN, 4.50%, 6/26/2025 (a)	4,900	4,920
Cuba-Rushford Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	2,000	2,008
East Aurora Union Free School District, GO, BAN, 4.50%, 6/18/2025 (a)	4,100	4,117
Eastport-South Manor Central School District, GO, BAN, 4.50%, 5/22/2025 (a)	21,000	21,076
Eldred Central School District, GO, BAN, 4.50%, 6/18/2025 (a)	4,500	4,519
Ellenville Central School District, GO, BAN, 4.50%, 6/20/2025 (a)	5,400	5,425
Erie County Industrial Development Agency (The), School District Buffalo Project Series 2016A, Rev., 5.00%, 5/1/2025 (a)	150	151
Evans-Brant Central School District Series 2014 B, GO, BAN, 4.50%, 6/17/2025 (a)	14,600	14,670
Highland Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	6,600	6,627
Hornell City School District, GO, BAN, 4.50%, 6/27/2025 (a)	2,400	2,410
Hudson Yards Infrastructure Corp., Second Indenture Series 2022 A, Rev., 5.00%, 2/15/2026 (a)	45	46
Jasper-Troupsberg Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	2,000	2,007
Lancaster Central School District, GO, BAN, 4.50%, 6/6/2025 (a)	4,730	4,751
Lansingburgh Central School District at Troy, GO, BAN, 4.50%, 7/11/2025 (a)	5,700	5,731
Liverpool Central School District Series 2024 B, GO, BAN, 4.25%, 9/19/2025 (a)	6,412	6,456
Long Island Power Authority, Electric System
Rev., 1.00%, 9/1/2025 (a)	25,000	24,669
Series 2019 A, Rev., 5.00%, 9/1/2025 (a)	30	30
Series 2023 F, Rev., 5.00%, 9/1/2027 (a)	20	21
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Lyons Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	6,100	6,126
Madison Central School District, GO, BAN, 4.50%, 6/20/2025 (a)	2,100	2,109
Malone Central School District, GO, BAN, 4.50%, 6/26/2025 (a)	6,000	6,025
Medina Central School District, GO, BAN, 4.50%, 7/16/2025 (a)	7,300	7,339
Metropolitan Transportation Authority
Series 2002G-1F, Rev., (SOFR + 0.43%), 3.33%, 3/3/2025 (a) (c)	590	589
Series 2016B, Rev., 4.00%, 11/15/2025 (a)	40	40
Mount Markham Central School District, Unlimited Tax, GO, BAN, 4.50%, 6/25/2025 (a)	4,750	4,770
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025 (a)	500	500
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015 HH, Rev., 5.00%, 6/15/2025 (a) (b)	40	40
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (a) (d)	10,000	10,000
New York City Transitional Finance Authority Building Aid
Series 2015 Series S-1, Rev., 5.00%, 7/15/2026 (a)	160	160
Series 2016 S-1, Rev., 5.00%, 7/15/2026 (a)	25	26
Series 2019 S-2A, Rev., 5.00%, 7/15/2027 (a)	25	26
New York City Transitional Finance Authority Future Tax Secured
Series 2023A, Subseries A-1, Rev., 5.00%, 8/1/2026 (a)	95	98
Series C, Rev., 5.00%, 11/1/2026 (a)	80	81
Series B1, Rev., 5.00%, 11/1/2028 (a)	5,030	5,102
Series 2017 A-1, Rev., 5.00%, 5/1/2029 (a)	25	26
New York City Transitional Finance Authority Future Tax Secured, Fiscal Year 2018 Series 2018 B-1, Rev., 5.00%, 8/1/2028 (a)	20	21
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2028 (a)	105	111
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (a) (d)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	63

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 1.60%, 3/3/2025 (a) (d)	25,000	25,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021A, Rev., 5.00%, 11/1/2025 (a) (b)	20	20
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2027 (a)	3,600	3,776
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028 (a)	3,265	3,491
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029 (a)	2,000	2,177
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029 (a)	2,000	2,195
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030 (a)	1,400	1,560
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a) (d)	10,000	10,000
New York State Dormitory Authority
Series 2015 B, Rev., 5.00%, 7/1/2025 (a) (b)	25	25
Series 2024A, Rev., AGM, 5.00%, 10/1/2025 (a)	1,800	1,825
Series 2018 1, Rev., 5.00%, 1/15/2026 (a)	20	20
Series 2024A, Rev., AGM, 5.00%, 10/1/2026 (a)	1,000	1,038
New York State Dormitory Authority, Court Facilities Lease Series 2005 A, Rev., AMBAC, 5.50%, 5/15/2025 (a)	340	342
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai Series 2015A, Rev., 5.00%, 7/1/2025 (a)	30	30
New York State Dormitory Authority, New York University
Series 2017 A, Rev., 5.00%, 7/1/2028 (a)	25	26
Series 2017 A, Rev., 5.00%, 7/1/2029 (a)	70	74
New York State Dormitory Authority, Sales Tax
Series 2017 A, Rev., 5.00%, 3/15/2025 (a) (b)	45	45
Series 2018A, Rev., 5.00%, 3/15/2025 (a) (b)	100	100
Series 2024A, Rev., AGM, 5.00%, 10/1/2027 (a)	1,100	1,167
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Dormitory Authority, State Personal Income Tax
Series 2015A, Rev., 5.00%, 3/15/2025 (a) (b)	240	240
Series 2005 B, Rev., AMBAC, 5.50%, 3/15/2025 (a)	125	125
Series 2016 D, Rev., 5.00%, 2/15/2026 (a) (b)	75	77
Series 2017 B GRP 1, Rev., 5.00%, 2/15/2026 (a) (b)	65	66
Series 2021 A, Rev., 5.00%, 3/15/2027 (a) (b)	180	189
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2018A, Rev., 5.00%, 3/15/2025 (a) (b)	80	80
New York State Dormitory Authority, State Sales Tax
Series 2018C, Rev., 5.00%, 3/15/2025 (a) (b)	540	540
Series 2016 A, Rev., 5.00%, 9/15/2026 (a) (b)	85	88
Series 2016 A, Rev., 5.00%, 3/15/2028 (a)	35	36
New York State Housing Finance Agency, State Personal Income Tax Series 2024 A-2, Rev., 3.35%, 6/15/2029 (a) (d)	2,000	2,003
North Collins Central School District Series 2024 A, GO, BAN, 4.50%, 6/26/2025 (a)	2,200	2,210
North Rose-Wolcott Central School District, GO, BAN, 4.50%, 7/25/2025 (a)	3,000	3,016
Otego-Unadilla Central School District, GO, BAN, 4.50%, 7/17/2025 (a)	7,100	7,135
Port Authority of New York and New Jersey, Consolidated
Series 183, Rev., 5.00%, 12/15/2025 (a)	160	160
Series 246, Rev., AMT, 5.00%, 9/1/2026 (a)	8,250	8,474
Series 189, Rev., 5.00%, 5/1/2028 (a)	40	40
Series 189, Rev., 5.00%, 11/1/2028 (a)	75	75
Ridge Road Fire District, GO, BAN, 4.25%, 10/22/2025 (a)	7,000	7,061
Romulus Central School District, GO, BAN, 4.50%, 7/24/2025 (a)	2,600	2,613
Sidney Central School District, GO, BAN, 4.50%, 7/24/2025 (a)	2,600	2,614
Sullivan West Central School District, GO, BAN, 4.25%, 6/26/2025 (a)	3,400	3,412
Town of Cornwall Series 2024B, GO, BAN, 4.50%, 5/1/2025 (a)	2,500	2,504
Town of Cortlandt, GO, BAN, 4.25%, 10/3/2025 (a)	2,400	2,417
Town of Grand Island, GO, BAN, 4.25%, 10/3/2025 (a)	12,000	12,103
Town of Milton, GO, BAN, 4.50%, 7/25/2025 (a)	3,900	3,919
Town of Newburgh, GO, BAN, 4.50%, 1/30/2026 (a)	2,500	2,536
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Town of Putnam Valley Series 2024B, GO, BAN, 4.25%, 9/5/2025 (a)	7,500	7,545
Town of Wawarsing
GO, RAN, 4.25%, 3/13/2025 (a)	2,400	2,401
GO, BAN, 4.50%, 7/24/2025 (a)	3,400	3,416
Triborough Bridge and Tunnel Authority
Series A, Rev., 5.00%, 11/15/2026 (a)	75	78
Series 2024B, Rev., BAN, 5.00%, 3/15/2027 (a)	2,000	2,094
Series A, Rev., 5.00%, 11/15/2027 (a)	50	53
Village of Farmingdale Series 2024 B, GO, BAN, 4.25%, 9/25/2025 (a)	5,700	5,743
Village of Highland Falls, GO, BAN, 4.25%, 9/26/2025 (a)	4,045	4,075
Village of Johnson City Series 2024 C, GO, BAN, 4.25%, 9/26/2025 (a)	12,425	12,486
Wayne Central School District, GO, BAN, 4.50%, 6/27/2025 (a)	1,900	1,908
Yorkshire-Pioneer Central School District, GO, BAN, 4.50%, 7/9/2025 (a)	12,000	12,065
Total New York		416,182
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (a) (d)	1,000	1,070
City of Charlotte Series 2019 A, GO, 5.00%, 6/1/2025 (a)	25	25
City of Charlotte Airport Series 2021A, Rev., 5.00%, 7/1/2025 (a)	50	50
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (a) (d)	1,780	1,767
County of Buncombe Series 2015, Rev., 5.00%, 6/1/2026 (a)	3,000	3,016
County of Harnett Series 2020, Rev., 5.00%, 12/1/2026 (a)	200	208
County of Mecklenburg
Series 2017 A, GO, 5.00%, 4/1/2025 (a)	350	351
Series 2013A, GO, 5.00%, 12/1/2025 (a)	1,000	1,017
County of New Hanover, New Hanover Regional Medical Center Series 2017, Rev., 5.00%, 10/1/2027 (a) (b)	25	26
County of Union Enterprise System Series 2021, Rev., 5.00%, 6/1/2026 (a)	35	36
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

North Carolina — continued
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.75%, 11/1/2025 (a) (d)	5,000	5,000
North Carolina Eastern Municipal Power Agency Series 1993 B, Rev., 6.00%, 1/1/2026 (a) (b)	165	169
North Carolina Housing Finance Agency, Homeownership Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (a) (d)	4,000	4,002
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (a) (d)	1,000	1,017
North Carolina Medical Care Commission, Duke University Health System Series 2016 A, Rev., 5.00%, 6/1/2025 (a)	45	45
North Carolina Medical Care Commission, Vidant Health Series 2015, Rev., 5.00%, 6/1/2025 (a) (b)	3,490	3,508
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026 (a)	65	66
Series 2016 A, Rev., 5.00%, 1/1/2028 (a)	265	272
Series 2016 A, Rev., 5.00%, 1/1/2029 (a)	250	256
Orange County Public Facilities Co., Rev., 5.00%, 10/1/2026 (a)	175	182
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2025 (a)	135	136
Series 2020B, Rev., 5.00%, 5/1/2026 (a)	35	36
State of North Carolina
Series 2015, Rev., 5.00%, 3/1/2025 (a)	25	25
Series 2016 B, GO, 5.00%, 6/1/2025 (a)	360	362
Series 2015, Rev., 5.00%, 3/1/2026 (a)	2,000	2,003
Series 2018 A, GO, 5.00%, 6/1/2026 (a)	20	21
Series 2014C, Rev., 5.00%, 5/1/2027 (a)	440	441
Series 2015, Rev., 5.00%, 3/1/2029 (a)	35	35
State of North Carolina, Limited Obligation
Series 2017 B, Rev., 5.00%, 5/1/2025 (a)	50	50
Series 2017 B, Rev., 5.00%, 5/1/2029 (a)	525	550
Total North Carolina		25,742
Ohio — 3.8%
American Municipal Power, Inc., AMP Fremont Energy Center Project Series 2017A, Rev., 5.00%, 2/15/2028 (a)	100	106
American Municipal Power, Inc., City of Wapakoneta Project, Rev., BAN, 4.50%, 6/19/2025 (a)	1,000	1,003
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	65

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2027 (a)	310	323
City of Columbus Series 2021 A, GO, 5.00%, 4/1/2025 (a)	650	651
City of Columbus, Various Purpose Series 2016-1, GO, 5.00%, 7/1/2025 (a)	330	333
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/17/2025 (a)	1,800	1,814
City of Huber Heights, GO, BAN, OH MARKET ACCESS PROG, 4.50%, 7/10/2025 (a)	1,800	1,809
City of New Albany, GO, BAN, 4.00%, 9/10/2025 (a)	10,000	10,047
City of Strongsville, Street Improvement, GO, BAN, 4.75%, 6/5/2025 (a)	1,000	1,004
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2026 (a)	60	61
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project, Rev., 5.00%, 7/1/2026 (a)	125	128
County of Allen Hospital Facilities Series 2017 A, Rev., 5.00%, 8/1/2027 (a)	300	315
County of Cuyahoga
Series 2020 D, Rev., 5.00%, 12/1/2025 (a)	150	152
Series 2020 D, Rev., 5.00%, 12/1/2026 (a)	40	41
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2025 (a)	5,500	5,579
COP, 5.00%, 12/1/2026 (a)	4,220	4,367
County of Hamilton Sales Tax Series 2016 A, Rev., 5.00%, 12/1/2029 (a)	110	114
County of Hamilton Sewer System Series 2020 A, Rev., 5.00%, 12/1/2026 (a)	20	21
County of Hamilton, Trihealth, Inc. Group Project Series 2020 A, Rev., 5.00%, 8/15/2027 (a)	80	84
County of Lake, GO, 4.00%, 9/24/2025 (a)	3,000	3,016
County of Lorain Series 2024B, GO, BAN, 4.38%, 5/1/2025 (a)	1,680	1,683
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/14/2025 (a)	3,840	3,860
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026 (a)	425	436
County of Muskingum, Limited Tax, GO, 4.00%, 12/17/2025 (a)	8,000	8,065
County of Wayne, Limited Tax, GO, 3.50%, 12/18/2025 (a)	12,000	12,046
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments, Rev., FHA, 4.75%, 12/1/2025 (a) (d)	100	101
Kings Local School District, Unlimited Tax, GO, BAN, 4.50%, 7/16/2025 (a)	1,400	1,408
Monroe Local School District, GO, BAN, 3.88%, 12/4/2025 (a)	2,000	2,014
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026 (a)	2,000	1,995
Ohio Higher Educational Facility Commission Series 2018, Rev., 5.00%, 12/1/2026 (a)	25	26
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2018, Rev., 5.00%, 12/1/2029 (a)	40	42
Ohio State University (The)
Series 2010-D, Rev., 5.00%, 12/1/2025 (a)	25	25
Series 2021 A, Rev., 5.00%, 12/1/2026 (a)	200	208
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2015B, Rev., 5.00%, 12/1/2025 (a) (b)	750	762
Series 2020 B, Rev., 5.00%, 12/1/2025 (a)	125	127
Ohio Water Development Authority, Drinking Water Assistance Series 2019, Rev., 5.00%, 6/1/2025 (a)	90	91
State of Ohio
Series A, Rev., 4.00%, 4/1/2025 (a)	1,000	1,001
Series A, Rev., 5.00%, 4/1/2025 (a)	45	45
Series 2015C, GO, 5.00%, 5/1/2025 (a) (b)	70	70
Series 2017 A, GO, 5.00%, 5/1/2025 (a)	25	25
Series 2017 V, GO, 5.00%, 10/1/2026 (a)	100	104
State of Ohio, Capital Facilities Lease Appropriation, Park and Recreation Improvement Fund Project Series 2016 C, Rev., 5.00%, 12/1/2026 (a)	45	47
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (a) (d)	15,000	15,000
State of Ohio, Common School
Series 2015A, GO, 5.00%, 9/15/2026 (a)	115	119
Series 2017B, GO, 5.00%, 9/15/2026 (a)	50	52
State of Ohio, Major New State Infrastructure Project Series 2024-1, Rev., 5.00%, 12/15/2027 (a)	1,235	1,313
State of Ohio, State Infrastructure Improvement Series 2016-1, Rev., 5.00%, 12/15/2028 (a)	1,000	1,027
State of Ohio, State Infrastructure Project Series 2016-1, Rev., 5.00%, 12/15/2025 (a)	100	102
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2026 (a)	20	21
University of Cincinnati
Series 2016A, Rev., 5.00%, 6/1/2026 (a)	25	26
Series 2019 A, Rev., 5.00%, 6/1/2027 (a)	85	89
Total Ohio		82,898
Oklahoma — 0.4%
Canadian County Independent School District No. 69 Mustang Series 2024 A, GO, 4.00%, 6/1/2027 (a)	1,555	1,590
City of Oklahoma City Series 2016, GO, 5.00%, 3/1/2027 (a)	1,000	1,044
City of Tulsa Series 2020, GO, 5.00%, 3/1/2025 (a)	25	25
Cleveland County Educational Facilities Authority, Norman Public Schools Project
Rev., 5.00%, 6/1/2025 (a)	140	141
Series 2023A, Rev., 5.00%, 6/1/2028 (a)	1,300	1,380
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2025 (a)	215	216
Series 2016 A, Rev., 5.00%, 6/1/2025 (a)	235	236
Series 2014A, Rev., 5.00%, 6/1/2026 (a)	405	407
Series 2016A, Rev., 5.00%, 6/1/2026 (a)	65	67
Series 2016 A, Rev., 5.00%, 6/1/2027 (a)	60	62
Series 2016 A, Rev., 5.00%, 6/1/2029 (a)	30	31
Oklahoma County Independent School District No. 1 Putnam City Series 2023, GO, 4.00%, 4/1/2025 (a)	25	25
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., AGM, 5.00%, 1/1/2027 (a)	65	67
Oklahoma Water Resources Board, Clean Water Program Series 2023, Rev., 5.00%, 4/1/2025 (a)	195	195
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project, Rev., 4.00%, 12/1/2026 (a)	250	254
Tulsa County Independent School District No. 1 Tulsa Series 2025A, GO, 4.00%, 4/1/2028 (a) (f)	2,800	2,894
Tulsa Public Facilities Authority, Rev., 5.00%, 6/1/2025 (a)	200	201
Total Oklahoma		8,835
Oregon — 0.1%
City of Portland Sewer System Series 2018 A, Rev., 5.00%, 5/1/2025 (a)	40	40
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued
Clackamas and Washington Counties School District No. 3 Series 2015, GO, 5.00%, 6/15/2025 (a) (b)	35	35
County of Washington Series 2016B, GO, 5.00%, 3/1/2025 (a)	20	20
Marion County School District No. 103 Woodburn Series 2015, GO, 5.00%, 6/15/2025 (a) (b)	615	619
Oregon State Lottery
Series 2015 D, Rev., 5.00%, 4/1/2026 (a)	35	35
Series 2015C, Rev., 5.00%, 4/1/2026 (a)	30	30
Salem-Keizer School District No. 24J Series 2018, GO, 5.00%, 6/15/2025 (a)	50	51
State of Oregon Department of Transportation Series A, Rev., 5.00%, 11/15/2026 (a)	200	208
State of Oregon, Article XI-M Seismic Project & Article XI-Q State Project Series F, GO, 5.00%, 5/1/2028 (a)	30	31
Tri-County Metropolitan Transportation District of Oregon Series 2018 A, Rev., 5.00%, 10/1/2029 (a)	100	106
Total Oregon		1,175
Pennsylvania — 4.4%
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027 (a)	90	92
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019 A, Rev., 5.00%, 7/15/2025 (a)	45	45
Series 2019 A, Rev., 5.00%, 7/15/2026 (a)	45	46
Allegheny County Hospital Development Authority, UPMC Health Center Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2027 (a)	75	80
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2025 (a)	150	150
Series 2020B, Rev., 4.00%, 6/1/2025 (a)	210	211
Series 2020A, Rev., 5.00%, 6/1/2026 (a)	650	668
Chartiers Valley School District Series B, GO, 5.00%, 4/15/2025 (a) (b)	60	60
City of Philadelphia
Series 2019 A, GO, 5.00%, 8/1/2025 (a)	95	96
Series 2021 A, GO, 5.00%, 5/1/2026 (a)	50	51
Series 2019B, GO, 5.00%, 2/1/2028 (a)	40	42
City of Philadelphia Water and Wastewater
Series 2017, GO, AGM, 5.00%, 8/1/2027 (a)	55	58
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	67

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 1997A, Rev., AMBAC, 5.13%, 8/1/2027 (a) (b)	40	42
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026 (a)	300	310
Commonwealth Financing Authority
Series B-1, Rev., AGM, 5.00%, 6/1/2025 (a)	50	50
Series 2019B, Rev., 5.00%, 6/1/2027 (a)	365	383
Series 2020A, Rev., 5.00%, 6/1/2027 (a)	20	21
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2025 (a)	310	312
Rev., 5.00%, 6/1/2027 (a)	485	508
Rev., 5.00%, 6/1/2028 (a)	1,745	1,858
Commonwealth of Pennsylvania
Series 1ST, GO, 5.00%, 9/15/2026 (a)	825	854
Series 2018A, COP, 5.00%, 7/1/2027 (a)	405	425
Series 2016, GO, 5.00%, 9/15/2027 (a)	25	26
County of Allegheny Series C-75, GO, 5.00%, 11/1/2025 (a)	280	284
County of Armstrong, GO, AGM, 4.00%, 6/1/2025 (a)	240	241
County of Bucks Series 2017, GO, 5.00%, 6/1/2025 (a)	25	25
County of Indiana
GO, 3.00%, 12/15/2025 (a)	250	250
GO, 3.00%, 12/15/2026 (a)	435	435
Delaware County Authority, Cabrini University, Rev., 5.00%, 7/1/2027 (a) (b)	1,640	1,713
Delaware Valley Regional Finance Authority, Local Government
Series 1997B, Rev., AMBAC, 5.70%, 7/1/2027 (a)	15	16
Series 1998A, Rev., AMBAC, 5.50%, 8/1/2028 (a)	1,595	1,725
East Hempfield Township Industrial Development Authority, Student Services, Inc. Student Housing Project at Millerville University Series 2015, Rev., 5.00%, 7/1/2025 (a) (b)	60	60
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (a) (d)	7,700	7,909
Series 2017 A-2, Rev., 5.00%, 2/15/2029 (a)	600	623
Series 2020 C, Rev., 5.00%, 4/1/2030 (a) (d)	1,000	1,078
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 1.55%, 3/3/2025 (a) (d)	23,600	23,600
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pennsylvania — continued
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026 (a)	20	21
Marple Newtown School District Series 2016, GO, 5.00%, 6/1/2025 (a)	75	75
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Series 2017A, Rev., 5.00%, 11/15/2026 (a)	65	67
Series 2016, Rev., 5.00%, 3/15/2027 (a)	55	57
Pennsylvania Economic Development Financing Authority, UPMC
Series 2016, Rev., 5.00%, 3/15/2025 (a)	140	140
Series 2014A, Rev., 5.00%, 2/1/2028 (a)	20	20
Pennsylvania Higher Educational Facilities Authority
Series AT-1, Rev., 5.00%, 6/15/2025 (a) (b)	20	20
Series AT-1, Rev., 5.00%, 6/15/2025 (a)	100	101
Series 2017 AU-2, Rev., 5.00%, 6/15/2027 (a) (b)	15	15
Pennsylvania Higher Educational Facilities Authority, State System Higher Education
Series AQ, Rev., 5.00%, 6/15/2025 (a) (b)	5	5
Series AQ, Rev., 5.00%, 6/15/2025 (a)	15	15
Series 2017 AU-2, Rev., 5.00%, 6/15/2027 (a)	35	37
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2015A, Rev., 5.00%, 3/1/2025 (a)	500	500
Pennsylvania State University (The)
Series 2020 E, Rev., 5.00%, 3/1/2025 (a)	30	30
Series B, Rev., 5.00%, 9/1/2028 (a)	40	41
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 2.35%, 3/12/2025 (a) (d)	35,000	35,000
Series 2019, Rev., 5.00%, 12/1/2025 (a)	155	158
Series A-1, Rev., 5.00%, 12/1/2025 (a)	155	156
Series 2016, Rev., 5.00%, 6/1/2026 (a)	75	76
Series 2020B, Rev., 5.00%, 12/1/2026 (a)	400	416
Series 2021 C, Rev., 5.00%, 12/1/2026 (a)	100	104
Series 2019A, Rev., 4.00%, 12/1/2027 (a)	215	222
Series 2016A-1, Rev., 5.00%, 12/1/2027 (a)	100	102
Series 2016A-3, Rev., 5.00%, 12/1/2027 (a)	1,355	1,404
Series 2016 B, Rev., 5.00%, 6/1/2029 (a)	75	77
Series 2017, Rev., 5.00%, 12/1/2029 (a)	50	53
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2025 (a)	25	25
Series B, Rev., 5.00%, 12/1/2028 (a)	485	503
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017-1, Rev., 5.00%, 6/1/2025 (a)	20	20
Philadelphia Authority for Industrial Development
Series 2019, Rev., 5.00%, 10/1/2025 (a)	1,610	1,628
Series 2019, Rev., 5.00%, 10/1/2028 (a)	200	214
Series 2019, Rev., 5.00%, 10/1/2029 (a)	75	81
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2025 (a)	25	25
Series 14TH, Rev., 5.00%, 10/1/2026 (a)	30	31
Series 14TH, Rev., 5.00%, 10/1/2028 (a)	300	310
Series 14TH, Rev., 5.00%, 10/1/2029 (a)	325	335
Redevelopment Authority of the City of Philadelphia Series A, Rev., 5.00%, 4/15/2025 (a)	1,000	1,002
Redevelopment Authority of the City of Philadelphia, Service Agreement Series A, Rev., 5.00%, 4/15/2025 (a)	1,360	1,363
School District of Philadelphia (The)
Series 2019 B, GO, 5.00%, 9/1/2026 (a)	1,000	1,032
Series 2019 A, GO, 5.00%, 9/1/2028 (a)	70	74
Series F, GO, 5.00%, 9/1/2028 (a)	5,000	5,133
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 3/1/2025 (a)	175	175
Series 2017, Rev., 5.00%, 6/1/2027 (a)	80	84
Series 2017, Rev., 5.00%, 6/1/2029 (a)	60	63
Township of East Coventry
GO, 3.00%, 12/1/2025 (a)	345	345
GO, 3.00%, 12/1/2026 (a)	275	275
Unionville-Chadds Ford School District Series 2016, GO, 5.00%, 6/1/2025 (a)	75	75
Wyalusing Area School District, GO, 3.00%, 4/1/2026 (a)	300	300
Total Pennsylvania		96,352
Rhode Island — 0.1%
City of Pawtucket Series 2024-2, GO, BAN, 4.50%, 10/24/2025 (a)	2,100	2,114
Rhode Island Commerce Corp., Department of Transportation
Series 2016 B, Rev., 5.00%, 6/15/2025 (a)	310	312
Series 2016B, Rev., 5.00%, 6/15/2027 (a)	340	349
Series 2020 A, Rev., 5.00%, 5/15/2028 (a)	280	299
Series 2016 B, Rev., 5.00%, 6/15/2029 (a)	70	72
Total Rhode Island		3,146
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — 0.7%
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030 (a)	5,900	6,524
Horry County School District
Series 2015A, GO, SCSDE, 5.00%, 3/1/2026 (a)	185	185
Series 2015A, GO, SCSDE, 5.00%, 3/1/2027 (a)	25	25
Piedmont Municipal Power Agency Series 2015A, Rev., 5.00%, 1/1/2026 (a)	1,300	1,302
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2025 (a)	375	377
Rev., 5.00%, 12/1/2027 (a)	80	80
SCAGO Educational Facilities Corp. for Pickens School District, Installment Purchase Project Series 2015, Rev., 5.00%, 12/1/2026 (a)	3,420	3,435
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (a) (d) (e)	2,500	2,495
Total South Carolina		14,423
South Dakota — 0.0% ^
City of Sioux Falls Sales Tax Series 2017 A, Rev., 5.00%, 11/15/2026 (a)	50	52
Tennessee — 0.4%
City of Chattanooga Electric Series A, Rev., 4.00%, 9/1/2029 (a)	1,750	1,755
County of Hamilton Series 2018 A, GO, 5.00%, 4/1/2025 (a)	25	25
County of Montgomery Series 2017, GO, 5.00%, 4/1/2025 (a)	750	751
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (a) (b)	3,657	4,114
Memphis-Shelby County Industrial Development Board Series 2017B, Rev., 5.00%, 11/1/2025 (a)	120	122
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (a) (d)	1,000	1,008
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Vanderbilt University Medical Center Series 2023 A, Rev., 5.00%, 7/1/2028 (a)	25	27
Metropolitan Government of Nashville and Davidson County Series 2016, GO, 5.00%, 1/1/2027 (a)	300	309
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	69

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Tennessee Energy Acquisition Corp., Commodity Project Series 2021A, Rev., 5.00%, 11/1/2026 (a)	350	359
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2015B, Rev., 5.00%, 11/1/2025 (a) (b)	100	101
Series A, Rev., 5.00%, 11/1/2026 (a)	65	68
Total Tennessee		8,639
Texas — 4.6%
Alamo Community College District, Limited Tax Series 2017, GO, 5.00%, 8/15/2027 (a)	25	26
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2027 (a)	30	31
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (a) (d)	1,580	1,601
Arlington Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 5.00%, 4/17/2025 (a)	25	25
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project Series 2018C, Rev., 5.00%, 8/1/2025 (a)	225	227
Austin Independent School District, Unlimited Tax
Series A, GO, PSF-GTD, 4.00%, 8/1/2025 (a) (b)	1,000	1,005
Series 2019, GO, PSF-GTD, 5.00%, 8/1/2029 (a)	35	37
Birdville Independent School District, Unlimited Tax Series 2021, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	440	450
Board of Regents of the University of Texas System
Series 2016 D, Rev., 5.00%, 8/15/2026 (a)	300	310
Series 2016 J, Rev., 5.00%, 8/15/2026 (a)	25	26
Series 2016B, Rev., 5.00%, 8/15/2026 (a)	45	47
Series 2021 A, Rev., 5.00%, 8/15/2027 (a)	95	100
Canutillo Independent School District, Unlimited Tax Series 2015, GO, PSF-GTD, 4.00%, 8/15/2025 (a) (b)	940	944
Celina Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 5.00%, 8/15/2029 (a)	1,300	1,323
Central Texas Regional Mobility Authority, Senior Lien Series A, Rev., 5.00%, 7/1/2025 (a) (b)	115	115
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027 (a)	35	36
City of Austin Water and Wastewater System
Series 2015A, Rev., 5.00%, 5/15/2025 (a) (b)	25	25
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2021, Rev., 5.00%, 11/15/2026 (a)	275	286
Series 2022, Rev., 5.00%, 11/15/2026 (a)	300	312
Series 2024, Rev., 5.00%, 11/15/2028 (a)	1,000	1,080
City of Austin, Airport System Series 2017 A, Rev., 5.00%, 11/15/2028 (a)	50	52
City of Austin, Water and Wastewater System Series 2017, Rev., 5.00%, 11/15/2028 (a)	280	295
City of Corpus Christi
GO, 5.00%, 3/1/2025 (a)	500	500
Series 2015, GO, 5.00%, 3/1/2025 (a)	100	100
City of Dallas Series 2017, GO, 5.00%, 2/15/2026 (a)	320	327
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027 (a)	225	233
Series 2017, Rev., 5.00%, 12/1/2028 (a)	125	129
City of El Paso Municipal Drainage Utility System Series 2017, Rev., 5.00%, 3/1/2025 (a)	500	500
City of Fort Worth
Series 2016, GO, 5.00%, 3/1/2025 (a)	165	165
Series 2015A, GO, 5.00%, 3/1/2026 (a)	45	45
Series 2016, GO, 5.00%, 3/1/2026 (a)	90	92
City of Fort Worth Water and Sewer System
Series 2015A, Rev., 5.00%, 2/15/2026 (a)	25	25
Series 2020A, Rev., 5.00%, 2/15/2026 (a)	130	133
Series 2020A, Rev., 5.00%, 2/15/2027 (a)	165	172
City of Frisco Series 2015A, GO, 5.00%, 2/15/2027 (a)	90	90
City of Garland Series 2018, GO, 5.00%, 2/15/2027 (a)	75	78
City of Georgetown, Utilities System Series 2022, Rev., AGM, 5.00%, 8/15/2027 (a)	70	74
City of Houston
Series 2019 A, GO, 5.00%, 3/1/2025 (a)	80	80
Series 2017 A, GO, 5.00%, 3/1/2026 (a)	30	31
Series 2017 A, GO, 5.00%, 3/1/2028 (a)	265	276
City of Houston Airport System, Subordinate Lien Series 2018D, Rev., 5.00%, 7/1/2027 (a)	65	68
City of Houston Combined Utility System, First Lien
Series 2015D, Rev., 5.00%, 11/15/2025 (a)	300	305
Series 2016 B, Rev., 5.00%, 11/15/2025 (a)	570	579
Series 2018 D, Rev., 5.00%, 11/15/2025 (a)	20	20
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2025 (a)	75	76
Series 2020B, Rev., 5.00%, 7/1/2026 (a)	35	36
Series 2020B, Rev., 5.00%, 7/1/2027 (a)	25	26
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2023B, Rev., AGM, 5.00%, 7/1/2028 (a)	30	32
City of Houston, Combined Utility System, First Lien
Series 2014D, Rev., 5.00%, 11/15/2026 (a)	20	20
Series 2024 A, Rev., 5.00%, 11/15/2026 (a)	1,000	1,039
Series 2014D, Rev., 5.00%, 11/15/2027 (a)	20	20
Series 2015D, Rev., 5.00%, 11/15/2027 (a)	1,015	1,028
City of Houston, Public Improvement
Series 2017A, GO, 5.00%, 3/1/2025 (a)	135	135
Series 2019A, GO, 5.00%, 3/1/2027 (a)	105	110
City of Lubbock Series 2018, GO, 5.00%, 2/15/2026 (a)	20	20
City of Lubbock, Electric Light and Power System
Series 2018, Rev., 5.00%, 4/15/2026 (a)	250	256
Series 2018, Rev., 5.00%, 4/15/2027 (a)	480	501
Series 2021, Rev., 5.00%, 4/15/2028 (a)	50	53
City of San Antonio
GO, 5.00%, 2/1/2027 (a)	2,000	2,088
Series 2015, GO, 5.00%, 2/1/2027 (a)	35	35
City of San Antonio Electric and Gas Systems
Series 2016, Rev., 5.00%, 2/1/2026 (a)	125	128
Series 2017, Rev., 5.00%, 2/1/2026 (a)	55	56
Series 2018 A, Rev., 5.00%, 2/1/2026 (a)	585	597
Series 2016, Rev., 5.00%, 2/1/2027 (a)	1,925	1,982
Rev., 5.00%, 2/1/2030 (a)	1,355	1,394
Series 2024D, Rev., 5.00%, 2/1/2030 (a)	1,000	1,099
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2029 (a)	1,125	1,221
City of San Antonio, Electric and Gas Systems Series 2018, Rev., 5.00%, 2/1/2027 (a)	505	526
City of San Antonio, General Improvement, GO, 5.00%, 8/1/2027 (a)	145	153
City of San Marcos Series 2014A, GO, 5.00%, 8/15/2025 (a)	75	75
Clint Independent School District Series 2015, GO, PSF-GTD, 5.00%, 8/15/2025 (a) (b)	75	76
Comal Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 5.00%, 2/1/2028 (a)	35	36
Conroe Independent School District, Unlimited Tax Series 2019, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	30	31
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2029 (a)	985	1,071
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2027 (a)	90	92
Series A, GO, 5.00%, 3/1/2028 (a)	95	97
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
County of Harris Toll Road Series 2023A, Rev., 5.00%, 8/15/2029 (a)	865	945
County of Harris Toll Road, First Lien Series 2022A, Rev., 5.00%, 8/15/2026 (a)	45	47
County of Harris, First Lien Series 2022A, Rev., 5.00%, 8/15/2027 (a)	20	21
County of Harris, Senior Lien Series 2016 A, Rev., 5.00%, 8/15/2026 (a)	30	31
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028 (a)	80	83
Series 2016 A, Rev., 5.00%, 8/15/2029 (a)	1,145	1,180
County of Hays Series 2017, GO, 5.00%, 2/15/2028 (a)	25	26
County of Williamson, Limited Tax Series 2015, GO, 5.00%, 2/15/2028 (a)	50	50
Cypress-Fairbanks Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2028 (a)	3,350	3,576
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (a) (b)	265	269
Series 2019, Rev., 5.00%, 12/1/2026 (a)	20	21
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028 (a)	300	317
Dallas Fort Worth International Airport
Series 2023B, Rev., 5.00%, 11/1/2025 (a)	4,000	4,059
Series 2021B, Rev., 5.00%, 11/1/2026 (a)	35	36
Series 2020 A, Rev., 5.00%, 11/1/2027 (a)	65	69
Series 2020 B, Rev., 5.00%, 11/1/2027 (a)	25	26
Series 2023B, Rev., 5.00%, 11/1/2027 (a)	1,000	1,059
Series 2023B, Rev., 5.00%, 11/1/2028 (a)	1,250	1,348
Dallas Independent School District, Unlimited Tax
Series 2015, GO, PSF-GTD, 5.00%, 5/22/2025 (a)	25	25
Series 2016 A, GO, PSF-GTD, 5.00%, 5/22/2025 (a)	140	141
Series 2020, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	30	31
El Paso Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 8/15/2025 (a) (b)	185	187
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026 (a)	230	230
GO, PSF-GTD, 3.00%, 8/15/2027 (a)	115	115
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028 (a)	3,495	3,572
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	71

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Grady Independent School District, Unlimited Tax Series 2018B, GO, PSF-GTD, 5.00%, 2/15/2026 (a) (b)	45	46
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2020C-3, Rev., 5.00%, 12/1/2026 (a) (d)	1,845	1,906
Series 2019 A, Rev., 5.00%, 12/1/2027 (a)	20	21
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center Series 2019 A, Rev., 5.00%, 5/15/2025 (a)	200	201
Humble Independent School District Series 2016 C, GO, 5.00%, 2/15/2026 (a)	55	56
Irving Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2028 (a)	25	25
Katy Independent School District Series D, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	240	245
Keller Independent School District, Unlimited Tax
Series 2014A, GO, PSF-GTD, 5.00%, 8/15/2026 (a)	25	25
Series 2015, GO, PSF-GTD, 5.00%, 8/15/2026 (a)	1,000	1,002
Lamar Consolidated Independent School District, Unlimited Tax Series 2018, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	60	61
Lewisville Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026 (a)	825	853
Lower Colorado River Authority, LCRA Transmission services Corp. Project Series 2023, Rev., AGM, 5.00%, 5/15/2028 (a)	20	21
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Rev., 5.00%, 5/15/2025 (a)	245	247
Series 2023A, Rev., AGM, 5.00%, 5/15/2026 (a)	890	915
Series 2019, Rev., 5.00%, 5/15/2027 (a)	245	257
Series 2021, Rev., 5.00%, 5/15/2027 (a)	75	79
Series 2022, Rev., 5.00%, 5/15/2027 (a)	85	89
Series 2023, Rev., AGM, 5.00%, 5/15/2027 (a)	20	21
Series 2023A, Rev., AGM, 5.00%, 5/15/2027 (a)	60	63
Series 2019, Rev., 5.00%, 5/15/2028 (a)	80	85
Series 2022, Rev., 5.00%, 5/15/2028 (a)	275	294
Lytle Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2028 (a)	255	263
Metropolitan Transit Authority of Harris County Sales and Use Tax, Rev., 5.00%, 11/1/2029 (a)	1,000	1,076
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Mission Economic Development Corp., Republic Services, Inc., Project Series 2020A, Rev., AMT, 3.70%, 5/1/2025 (a) (d)	2,000	2,000
New Hope Cultural Education Facilities Finance Corp., Children's Health System of Texas Project Series 2017A, Rev., 5.00%, 8/15/2029 (a)	1,750	1,834
New Hope Cultural Education Facilities Finance Corp., Student Housing CHF Collegiate Housing Stephenville Tarleton State University Project Series A, Rev., 5.00%, 4/1/2025 (a) (b)	2,500	2,504
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027 (a)	75	78
Series 2016, Rev., 5.00%, 12/15/2028 (a)	530	549
Series 2016, Rev., 5.00%, 12/15/2029 (a)	190	197
North Texas Tollway Authority Series 2016 A, Rev., 5.00%, 1/1/2028 (a)	30	31
North Texas Tollway Authority, First Tier Series A, Rev., 5.00%, 1/1/2028 (a)	200	204
North Texas Tollway Authority, Second Tier
Series 2020 C, Rev., 5.00%, 1/1/2026 (a)	75	76
Series 2019 B, Rev., 5.00%, 1/1/2027 (a)	75	78
Series B, Rev., 5.00%, 1/1/2027 (a)	295	300
Series 2019 B, Rev., 5.00%, 1/1/2029 (a)	215	232
Series B, Rev., 5.00%, 1/1/2029 (a)	20	20
Permanent University Fund - Texas A&M University System
Series 2015A, Rev., 5.50%, 7/1/2026 (a)	95	96
Series 2017 A, Rev., 5.00%, 7/1/2027 (a)	80	84
Plano Independent School District Series 2016 A, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	25	26
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027 (a)	3,500	3,657
GO, PSF-GTD, 5.00%, 2/15/2029 (a)	1,800	1,956
San Antonio Independent School District Series 2015, GO, PSF-GTD, 5.00%, 2/15/2026 (a)	110	110
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028 (a)	20	21
San Antonio Water System, Junior Lien
Series 2016 A, Rev., 5.00%, 5/15/2025 (a)	120	121
Series 2021 A, Rev., 5.00%, 5/15/2025 (a)	20	20
Southwest Higher Education Authority, Inc., Southern Methodist University Project Series 2016 A, Rev., 5.00%, 10/1/2026 (a)	325	337
Spring Independent School District, Unlimited Tax Series 2024 B, GO, 5.00%, 8/15/2029 (a)	500	543
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
State of Texas, Public Finance Authority Series 2017A, GO, 5.00%, 10/1/2027 (a)	1,500	1,588
State of Texas, Transportation Commission Mobility Fund
Series 2016 A, GO, 5.00%, 4/1/2025 (a)	25	25
Series 2024, GO, 5.00%, 10/1/2027 (a)	2,535	2,684
Series 2015-A, GO, 5.00%, 10/1/2028 (a)	1,000	1,012
Series 2024, GO, 5.00%, 10/1/2028 (a)	4,000	4,317
State of Texas, Veterans Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a) (d)	9,535	9,535
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a) (d)	4,575	4,575
State of Texas, Water Financial Assistance Series 2021 B, GO, 4.00%, 8/1/2029 (a)	410	411
Tarrant County College District Series 2020, GO, 5.00%, 8/15/2026 (a)	105	109
Tarrant Regional Water District Water Supply System Series 2015, Rev., 5.00%, 3/1/2028 (a)	25	25
Tarrant Regional, Water Control and Improvement District, Water System, Rev., 5.00%, 3/1/2025 (a)	50	50
Texas Department of Transportation State Highway Fund, First Tier
Series 2024, Rev., 5.00%, 4/1/2025 (a)	90	90
Series 2008, Rev., 5.25%, 4/1/2025 (a)	35	35
Series 2015, Rev., 5.00%, 10/1/2026 (a)	55	57
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (a) (d)	3,325	3,388
Texas Municipal Gas Acquisition and Supply Corp. IV Gas supply Series 2023A, Rev., 5.50%, 1/1/2030 (d)	2,010	2,153
Texas Public Finance Authority Series 2019, Rev., 5.00%, 2/1/2026 (a)	30	31
Texas State Technical College Series 2022 A, Rev., AGM, 5.00%, 8/1/2028 (a)	385	412
Texas State University System Series 2017 A, Rev., 5.00%, 3/15/2026 (a)	100	102
Texas Tech University System Series 2017 A, Rev., 5.00%, 2/15/2026 (a)	110	112
Texas Water Development Board, State Revolving Fund Series 2020, Rev., 5.00%, 8/1/2026 (a)	140	145
Texas Water Development Board, State Water Implementation Fund
Series 2017 A, Rev., 5.00%, 4/15/2025 (a)	50	50
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2018 B, Rev., 5.00%, 4/15/2025 (a)	20	20
Series 2019 A, Rev., 5.00%, 4/15/2025 (a)	310	311
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 4.00%, 5/1/2025 (a)	300	300
GO, 4.00%, 5/1/2026 (a)	280	283
Trinity River Authority, Central Regional Wastewater System
Series 2016, Rev., 5.00%, 8/1/2026 (a)	35	36
Series 2019, Rev., 5.00%, 8/1/2026 (a)	100	103
Series 2017, Rev., 5.00%, 8/1/2029 (a)	25	26
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2026 (a)	285	291
University of Houston
Series 2016 A, Rev., 4.00%, 2/15/2026 (a)	20	20
Series 2020 A, Rev., 5.00%, 2/15/2026 (a)	100	102
Series 2016A, Rev., 4.00%, 2/15/2027 (a)	25	25
Series 2017 C, Rev., 5.00%, 2/15/2028 (a)	40	41
University of North Texas System
Series 2018 A, Rev., 5.00%, 4/15/2025 (a)	350	351
Series 2017 A, Rev., 5.00%, 4/15/2028 (a)	125	131
Upper Trinity Regional Water District, Water Supply System Series 2020, Rev., 5.00%, 8/1/2025 (a)	1,000	1,009
Total Texas		100,828
Utah — 0.1%
Alpine School District, Utah School Bond Guaranty Program Series 2017, GO, 5.00%, 3/15/2026 (a)	25	26
Provo City School District Municipal Building Authority Series 2022, Rev., 5.00%, 3/15/2027 (a)	195	204
University of Utah (The) Series 2017 A, Rev., 5.00%, 8/1/2026 (a)	75	77
Utah Infrastructure Agency, Tax-Exempt Telecommunications, Rev., 3.00%, 10/15/2025 (a)	125	124
Utah Transit Authority Series 2015 A, Rev., 5.00%, 6/15/2025 (a) (b)	2,000	2,013
Utah Transit Authority, Sales Tax Series 2015 A, Rev., 5.00%, 6/15/2025 (a)	400	402
Total Utah		2,846
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	73

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — 5.0%
Alexandria Redevelopment and Housing Authority, Multi-Family Housing 431 S Columbus State Block 4 Series 2024, Rev., 3.40%, 12/1/2025 (a) (d)	1,500	1,501
City of Harrisonburg Series 2021 A, GO, 5.00%, 7/15/2025 (a)	175	176
City of Portsmouth Series 2017A, GO, 5.00%, 7/15/2026 (a)	70	72
City of Richmond Series 2017 D, GO, 5.00%, 3/1/2027 (a)	30	31
Embrey Mill Community Development Authority, 5.60%, 3/1/2025 (a) (b)	1,110	1,110
Fairfax County Economic Development Authority, Silver Line Phase I Project Series 2016, Rev., 5.00%, 4/1/2025 (a)	90	90
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 2.30%, 3/12/2025 (a) (d)	26,100	26,100
Hampton Roads Sanitation District
Series 2024 A, Rev., 5.00%, 11/1/2025 (a)	1,500	1,523
Series 2016 A, Rev., 5.00%, 8/1/2026 (a) (b)	50	52
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (a) (b)	4,090	4,210
Lynchburg Economic Development Authority, Centra Health Obligated Group Series 2017 B, Rev., VRDO, LOC : Truist Bank, 1.50%, 3/3/2025 (a) (d)	15,000	15,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 1.85%, 3/7/2025 (a) (d)	30,000	30,000
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2014B, Rev., 4.00%, 9/1/2025 (a)	20	20
Series 2020 A, Rev., 5.00%, 2/1/2026 (a)	260	266
Series A, Rev., 5.00%, 2/1/2026 (a)	125	128
Series 2020 A, Rev., 5.00%, 2/1/2027 (a)	30	31
Series 2017 A, Rev., 5.00%, 9/1/2027 (a)	50	53
Virginia Commonwealth Transportation Board, Capital Projects
Series 2016, Rev., 5.00%, 5/15/2025 (a)	20	20
Series 2024, Rev., 5.00%, 5/15/2025 (a)	20	20
Series 2017 A, Rev., 5.00%, 5/15/2026 (a)	75	77
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Virginia Commonwealth Transportation Board, Federal Transportation
Rev., GAN, 5.00%, 9/15/2026 (a)	20	21
Rev., GAN, 5.00%, 9/15/2028 (a)	750	792
Virginia Public Building Authority
Series 2017A, Rev., 4.00%, 8/1/2027 (a)	830	856
Series 2020 B, Rev., 5.00%, 8/1/2027 (a)	25	26
Virginia Public School Authority Series XI, Rev., 5.00%, 4/15/2025 (a)	50	50
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (a) (d)	3,350	3,353
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (a) (d)	22,765	22,311
Total Virginia		107,889
Washington — 1.1%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax Series 2020, GO, 5.00%, 12/1/2025 (a)	25	25
Central Puget Sound Regional Transit Authority Series 2021 S 1, Rev., 5.00%, 11/1/2025 (a)	945	960
City of Seattle Municipal Light and Power
Series 2016B, Rev., 5.00%, 4/1/2025 (a)	45	45
Series 2018 A, Rev., 5.00%, 1/1/2026 (a)	185	189
Series 2019 B, Rev., 5.00%, 2/1/2026 (a)	70	72
Clark County Public Utility District No. 1 Electric
Series 2024, Rev., 5.00%, 1/1/2027 (a)	1,600	1,666
Series 2024, Rev., 5.00%, 1/1/2030 (a)	875	960
County of King Sewer Series 2016 B, Rev., 5.00%, 7/1/2025 (a)	40	40
Energy Northwest, Project 1
Series 2024 B, Rev., 5.00%, 7/1/2026 (a)	2,420	2,498
Series 2017-A, Rev., 5.00%, 7/1/2027 (a)	250	263
Series 2020 A, Rev., 5.00%, 7/1/2027 (a)	85	90
Series 2024 B, Rev., 5.00%, 7/1/2027 (a)	1,000	1,054
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (a)	3,600	3,604
FYI Properties Series 2019, Rev., 5.00%, 6/1/2025 (a)	50	50
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2027 (a)	45	47
Pierce County School District No. 10 Tacoma Series 2015, GO, 5.00%, 12/1/2025 (a) (b)	1,000	1,016
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Municipal Bond Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Pierce County School District No. 10 Tacoma, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (a) (b)	1,125	1,143
Pierce County School District No. 3 Puyallup, Unlimited Tax Series 2022 B, GO, 5.00%, 12/1/2025 (a)	35	36
Pierce County School District No. 320 Sumner Series 2016, GO, 5.00%, 12/1/2025 (a)	40	41
Port of Seattle, Intermediate Lien
Series 2016, Rev., 5.00%, 2/1/2026 (a)	55	56
Series 2022A, Rev., 5.00%, 8/1/2026 (a)	60	62
Series 2016, Rev., 5.00%, 2/1/2027 (a)	465	475
Series A, Rev., 5.00%, 5/1/2027 (a)	45	47
Series 2022A, Rev., 5.00%, 8/1/2027 (a)	250	263
Rev., 5.00%, 2/1/2028 (a)	140	143
Series 2022A, Rev., 5.00%, 8/1/2028 (a)	145	156
Series 2016, Rev., 5.00%, 2/1/2029 (a)	155	158
State of Washington Motor Vehicle Fuel Tax Series R-2021A, GO, 5.00%, 6/1/2027 (a)	125	131
State of Washington, Various Purpose
Series 2019 C, GO, 5.00%, 2/1/2026 (a)	145	148
Series R-2017A, GO, 5.00%, 8/1/2026 (a)	85	88
Series R-2018C, GO, 5.00%, 8/1/2026 (a)	50	52
Series 2020C, GO, 5.00%, 2/1/2027 (a)	30	31
Series 2021 C, GO, 5.00%, 2/1/2027 (a)	30	31
Series 2024 C, GO, 5.00%, 2/1/2027 (a)	1,320	1,380
Series 2018 A, GO, 5.00%, 8/1/2027 (a)	40	42
Series 2020A, GO, 5.00%, 8/1/2027 (a)	85	90
Series R-2017A, GO, 5.00%, 8/1/2027 (a)	40	41
Series R-2018 D, GO, 5.00%, 8/1/2027 (a)	135	142
Series 2016 B, GO, 5.00%, 7/1/2029 (a)	4,375	4,450
University of Washington Series 2020C, Rev., 5.00%, 4/1/2025 (a) (b)	20	20
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2015, Rev., 5.00%, 7/1/2025 (a) (b)	25	25
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance, Rev., 5.00%, 3/1/2025 (a)	185	185
Washington State Housing Finance Commission, Herons Key Senior Living Series A, Rev., 7.00%, 7/1/2025 (a) (b) (e)	1,800	1,820
Total Washington		23,835
West Virginia — 0.3%
Berkeley County Board of Education, GO, 5.00%, 5/1/2025 (a)	360	361
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

West Virginia — continued
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2025 (a)	20	20
Series 2017A, Rev., 5.00%, 9/1/2027 (a)	120	126
Series 2017A, Rev., 5.00%, 9/1/2028 (a)	375	395
Series 2017A, Rev., 5.00%, 9/1/2029 (a)	30	32
West Virginia Economic Development Authority, Correctional Juvenile and Public Safety Facilities Series 2012A, Rev., 5.00%, 6/1/2025 (a)	625	626
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (a) (d)	5,650	5,557
Total West Virginia		7,117
Wisconsin — 1.5%
City of Milwaukee, Promissory Notes Series N2, GO, 4.00%, 3/15/2025 (a)	100	100
County of Dane Series 2023A, GO, 5.00%, 6/1/2027 (a)	405	426
County of Juneau, GO, 4.00%, 3/1/2025 (a)	3,600	3,600
Public Finance Authority, Celanese Corp. Series A-2, Rev., AMT, 3.70%, 5/1/2025 (a) (d)	3,000	3,000
Public Finance Authority, KU Campus Development Corp., Center District Development Project Series 2016, Rev., 5.00%, 3/1/2026 (a)	120	122
State of Wisconsin
Series 2016A, GO, 5.00%, 5/1/2025 (a) (b)	2,180	2,188
Series 2017 A, GO, 5.00%, 5/1/2025 (a)	25	25
Series 2017 B, GO, 5.00%, 5/1/2025 (a) (b)	85	85
Series 2016-2, GO, 5.00%, 11/1/2026 (a)	30	31
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2025 (a)	350	353
Series 2017 1, Rev., 5.00%, 7/1/2026 (a)	20	21
Series 2017 2, Rev., 5.00%, 7/1/2026 (a)	100	103
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group Series 2016 A, Rev., 5.00%, 11/15/2027 (a)	515	528
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 5.00%, 11/15/2026 (a)	350	359
Series 2016A, Rev., 5.00%, 11/15/2028 (a)	595	610
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 1.70%, 3/3/2025 (a) (d)	20,000	20,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	75

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2025 (a)	220	220
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025 (a)	145	145
Total Wisconsin		31,916
Total Municipal Bonds (Cost $1,963,485)		1,965,433
	SHARES (000)
Short-Term Investments — 10.0%
Investment Companies — 10.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (g) (h) (Cost $217,357)	217,343	217,364
Total Investments — 100.1% (Cost $2,180,842)		2,182,797
Liabilities in Excess of Other Assets — (0.1)%		(1,224)
NET ASSETS — 100.0%		2,181,573

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(d)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Municipal Bond Funds	February 28, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$342,501	$1,860,663	$372,426
Investments in affiliates, at value	36,833	145,229	20,688
Options purchased, at value	3	16	3
Cash	—	— (a)	—
Receivables:
Investment securities sold — delayed delivery securities	30	620	25
Fund shares sold	79	308	278
Interest from non-affiliates	3,260	22,038	4,186
Dividends from affiliates	68	269	45
Total Assets	382,774	2,029,143	397,651
LIABILITIES:
Payables:
Due to custodian	— (a)	—	— (a)
Investment securities purchased	—	2,927	1,073
Investment securities purchased — delayed delivery securities	5,149	13,899	2,895
Fund shares redeemed	103	1,316	910
Accrued liabilities:
Investment advisory fees	61	367	65
Administration fees	10	61	11
Distribution fees	24	78	27
Service fees	8	79	11
Custodian and accounting fees	9	56	8
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	— (a)
Other	56	139	49
Total Liabilities	5,420	18,922	5,049
Net Assets	$377,354	$2,010,221	$392,602

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	77

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
NET ASSETS:
Paid-in-Capital	$392,640	$2,186,542	$400,923
Total distributable earnings (loss)	(15,286)	(176,321)	(8,321)
Total Net Assets	$377,354	$2,010,221	$392,602
Net Assets:
Class A	$101,429	$390,588	$116,584
Class C	6,928	5,212	7,551
Class I	105,090	616,103	140,600
Class R6	163,907	998,318	127,867
Total	$377,354	$2,010,221	$392,602
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	9,861	38,187	18,138
Class C	679	525	1,174
Class I	10,480	61,589	21,752
Class R6	16,350	99,797	19,791
Net Asset Value (a):
Class A — Redemption price per share	$10.29	$10.23	$6.43
Class C — Offering price per share (b)	10.19	9.93	6.43
Class I — Offering and redemption price per share	10.03	10.00	6.46
Class R6 — Offering and redemption price per share	10.02	10.00	6.46
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.69	$10.63	$6.68
Cost of investments in non-affiliates	$339,473	$1,827,029	$369,294
Cost of investments in affiliates	36,832	145,224	20,686
Cost of options purchased	6	34	7

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Municipal Bond Funds	February 28, 2025

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
ASSETS:
Investments in non-affiliates, at value	$764,447	$627,287	$1,965,433
Investments in affiliates, at value	21,444	57,116	217,364
Options purchased, at value	3	5	—
Receivables:
Due from custodian	1,509	—	—
Investment securities sold	268	15	6,106
Investment securities sold — delayed delivery securities	230	1,198	—
Fund shares sold	6,655	154	2,481
Interest from non-affiliates	9,599	6,538	25,691
Dividends from affiliates	45	88	230
Due from adviser	—	—	11
Total Assets	804,200	692,401	2,217,316
LIABILITIES:
Payables:
Due to custodian	—	25	1,050
Investment securities purchased	2,054	1,951	7,022
Investment securities purchased — delayed delivery securities	7,132	10,775	18,566
Fund shares redeemed	331	376	8,261
Accrued liabilities:
Investment advisory fees	82	136	—
Administration fees	3	30	—
Distribution fees	17	51	39
Service fees	31	14	314
Custodian and accounting fees	13	11	58
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)
Other	89	68	433
Total Liabilities	9,752	13,437	35,743
Net Assets	$794,448	$678,964	$2,181,573

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	79

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
NET ASSETS:
Paid-in-Capital	$855,879	$734,862	$2,220,159
Total distributable earnings (loss)	(61,431)	(55,898)	(38,586)
Total Net Assets	$794,448	$678,964	$2,181,573
Net Assets:
Class A	$84,416	$246,032	$208,973
Class C	1,326	7,242	—
Class I	391,871	264,191	1,972,600
Class R6	316,835	161,499	—
Total	$794,448	$678,964	$2,181,573
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	8,319	22,598	20,859
Class C	129	671	—
Class I	38,381	24,387	197,103
Class R6	31,045	14,910	—
Net Asset Value (a):
Class A — Redemption price per share	$10.15	$10.89	$10.02
Class C — Offering price per share (b)	10.26	10.78	—
Class I — Offering and redemption price per share	10.21	10.83	10.01
Class R6 — Offering and redemption price per share	10.21	10.83	—
Class A maximum sales charge	2.25%	3.75%	— %
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.38	$11.31	$—
Cost of investments in non-affiliates	$761,173	$613,884	$1,963,485
Cost of investments in affiliates	21,443	57,113	217,357
Cost of options purchased	7	11	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Municipal Bond Funds	February 28, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,736	$80,129	$13,230
Interest income from affiliates	1	1	— (a)
Dividend income from affiliates	809	3,449	726
Total investment income	11,546	83,579	13,956
EXPENSES:
Investment advisory fees	995	6,230	1,122
Administration fees	249	1,561	281
Distribution fees:
Class A	263	957	292
Class C	60	44	70
Service fees:
Class A	263	957	292
Class C	20	14	23
Class I	214	1,492	318
Custodian and accounting fees	58	155	52
Interest expense to affiliates	1	4	— (a)
Professional fees	55	66	59
Trustees’ and Chief Compliance Officer’s fees	26	32	27
Printing and mailing costs	28	107	29
Registration and filing fees	68	174	60
Transfer agency fees (See Note 2.I.)	8	30	13
Other	13	39	16
Total expenses	2,321	11,862	2,654
Less fees waived	(777)	(3,757)	(875)
Less expense reimbursements	(60)	—	(71)
Net expenses	1,484	8,105	1,708
Net investment income (loss)	10,062	75,474	12,248

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	81

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025 (continued)
(Amounts in thousands)
	JPMorgan California Tax Free Bond Fund	JPMorgan National Municipal Income Fund	JPMorgan New York Tax Free Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(906)	$(19,560)	$(563)
Investments in affiliates	(1)	8	(1)
Options purchased	(35)	(207)	(39)
Futures contracts	359	1,754	425
Options written	26	155	29
Net realized gain (loss)	(557)	(17,850)	(149)
Distribution of capital gains received from investment company affiliates	—	— (a)	—
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,586)	15,281	(2,427)
Investments in affiliates	1	2	1
Options purchased	(3)	(18)	(4)
Futures contracts	—	(154)	—
Change in net unrealized appreciation/depreciation	(1,588)	15,111	(2,430)
Net realized/unrealized gains (losses)	(2,145)	(2,739)	(2,579)
Change in net assets resulting from operations	$7,917	$72,735	$9,669

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Municipal Bond Funds	February 28, 2025

	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$23,600	$26,604	$57,709
Interest income from affiliates	1	—	6
Dividend income from affiliates	1,297	1,337	4,964
Total investment income	24,898	27,941	62,679
EXPENSES:
Investment advisory fees	1,929	2,030	2,899
Administration fees	580	509	1,453
Distribution fees:
Class A	209	615	438
Class C	13	55	—
Service fees:
Class A	209	615	438
Class C	4	18	—
Class I	882	615	4,393
Custodian and accounting fees	99	72	296
Interest expense to affiliates	2	1	11
Professional fees	66	73	67
Trustees’ and Chief Compliance Officer’s fees	27	28	31
Printing and mailing costs	55	64	46
Registration and filing fees	87	127	18
Transfer agency fees (See Note 2.I.)	10	16	17
Other	19	20	28
Total expenses	4,191	4,858	10,135
Less fees waived	(2,087)	(1,354)	(5,129)
Net expenses	2,104	3,504	5,006
Net investment income (loss)	22,794	24,437	57,673
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	83

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025 (continued)
(Amounts in thousands)
	JPMorgan Short- Intermediate Municipal Bond Fund	JPMorgan Tax Free Bond Fund	JPMorgan Ultra-Short Municipal Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(6,713)	$(6,842)	$(1,320)
Investments in affiliates	(3)	4	4
Options purchased	—	(69)	—
Futures contracts	(186)	768	—
Options written	—	52	—
Net realized gain (loss)	(6,902)	(6,087)	(1,316)
Distribution of capital gains received from investment company affiliates	—	—	— (a)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	8,877	4,135	9,015
Investments in affiliates	1	(1)	2
Options purchased	(4)	(6)	—
Futures contracts	(115)	—	—
Change in net unrealized appreciation/depreciation	8,759	4,128	9,017
Net realized/unrealized gains (losses)	1,857	(1,959)	7,701
Change in net assets resulting from operations	$24,651	$22,478	$65,374

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Municipal Bond Funds	February 28, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,062	$7,578	$75,474	$107,631
Net realized gain (loss)	(557)	(2,925)	(17,850)	(127,619)
Distributions of capital gains received from investment company affiliates	—	—	— (a)	—
Change in net unrealized appreciation/depreciation	(1,588)	8,541	15,111	131,677
Change in net assets resulting from operations	7,917	13,194	72,735	111,689
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,002)	(2,576)	(12,745)	(11,220)
Class C	(189)	(263)	(167)	(217)
Class I	(2,601)	(1,397)	(21,866)	(21,153)
Class R6	(4,265)	(3,344)	(40,738)	(75,367)
Total distributions to shareholders	(10,057)	(7,580)	(75,516)	(107,957)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	72,833	20,951	(234,802)	(1,312,157)
NET ASSETS:
Change in net assets	70,693	26,565	(237,583)	(1,308,425)
Beginning of period	306,661	280,096	2,247,804	3,556,229
End of period	$377,354	$306,661	$2,010,221	$2,247,804

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,248	$10,182	$22,794	$23,295
Net realized gain (loss)	(149)	(3,654)	(6,902)	(36,158)
Change in net unrealized appreciation/depreciation	(2,430)	9,531	8,759	44,988
Change in net assets resulting from operations	9,669	16,059	24,651	32,125
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,722)	(3,275)	(2,126)	(1,850)
Class C	(245)	(331)	(35)	(36)
Class I	(4,188)	(2,743)	(10,524)	(10,364)
Class R6	(4,088)	(3,816)	(10,088)	(11,262)
Total distributions to shareholders	(12,243)	(10,165)	(22,773)	(23,512)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	21,474	6,358	(22,828)	(271,963)
NET ASSETS:
Change in net assets	18,900	12,252	(20,950)	(263,350)
Beginning of period	373,702	361,450	815,398	1,078,748
End of period	$392,602	$373,702	$794,448	$815,398
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Municipal Bond Funds	February 28, 2025

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$24,437	$26,166	$57,673	$52,135
Net realized gain (loss)	(6,087)	(27,871)	(1,316)	(23,184)
Distributions of capital gains received from investment company affiliates	—	—	— (a)	—
Change in net unrealized appreciation/depreciation	4,128	44,357	9,017	38,409
Change in net assets resulting from operations	22,478	42,652	65,374	67,360
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(8,593)	(8,561)	(4,968)	(3,781)
Class C	(216)	(251)	—	—
Class I	(9,178)	(7,316)	(52,742)	(48,324)
Class R6	(6,415)	(10,016)	—	—
Total distributions to shareholders	(24,402)	(26,144)	(57,710)	(52,105)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(152,130)	268,103	433,407	(611,514)
NET ASSETS:
Change in net assets	(154,054)	284,611	441,071	(596,259)
Beginning of period	833,018	548,407	1,740,502	2,336,761
End of period	$678,964	$833,018	$2,181,573	$1,740,502

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$18,394	$24,877	$88,515	$108,309
Distributions reinvested	2,944	2,527	12,651	11,128
Cost of shares redeemed	(27,186)	(25,536)	(88,324)	(95,322)
Change in net assets resulting from Class A capital transactions	(5,848)	1,868	12,842	24,115
Class C
Proceeds from shares issued	786	1,430	669	2,261
Distributions reinvested	189	263	165	216
Cost of shares redeemed	(3,481)	(9,292)	(2,515)	(5,918)
Change in net assets resulting from Class C capital transactions	(2,506)	(7,599)	(1,681)	(3,441)
Class I
Proceeds from shares issued	106,616	34,757	182,929	341,702
Distributions reinvested	2,592	1,389	21,439	20,728
Cost of shares redeemed	(68,795)	(19,848)	(171,367)	(463,553)
Change in net assets resulting from Class I capital transactions	40,413	16,298	33,001	(101,123)
Class R6
Proceeds from shares issued	104,792	51,051	70,928	329,218
Distributions reinvested	4,250	3,333	40,585	75,089
Cost of shares redeemed	(68,268)	(44,000)	(390,477)	(1,636,015)
Change in net assets resulting from Class R6 capital transactions	40,774	10,384	(278,964)	(1,231,708)
Total change in net assets resulting from capital transactions	$72,833	$20,951	$(234,802)	$(1,312,157)
SHARE TRANSACTIONS:
Class A
Issued	1,786	2,446	8,668	10,704
Reinvested	287	248	1,244	1,103
Redeemed	(2,644)	(2,520)	(8,663)	(9,441)
Change in Class A Shares	(571)	174	1,249	2,366
Class C
Issued	77	142	67	232
Reinvested	18	26	17	22
Redeemed	(342)	(934)	(253)	(607)
Change in Class C Shares	(247)	(766)	(169)	(353)
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Municipal Bond Funds	February 28, 2025

	JPMorgan California Tax Free Bond Fund		JPMorgan National Municipal Income Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	10,597	3,521	18,287	34,782
Reinvested	259	140	2,153	2,098
Redeemed	(6,847)	(2,006)	(17,160)	(46,963)
Change in Class I Shares	4,009	1,655	3,280	(10,083)
Class R6
Issued	10,449	5,148	7,093	33,251
Reinvested	425	336	4,077	7,609
Redeemed	(6,821)	(4,429)	(39,209)	(166,569)
Change in Class R6 Shares	4,053	1,055	(28,039)	(125,709)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$16,865	$20,648	$28,352	$23,961
Distributions reinvested	3,651	3,213	2,112	1,835
Cost of shares redeemed	(26,472)	(25,788)	(32,272)	(36,233)
Change in net assets resulting from Class A capital transactions	(5,956)	(1,927)	(1,808)	(10,437)
Class C
Proceeds from shares issued	1,487	1,183	100	390
Distributions reinvested	243	329	35	36
Cost of shares redeemed	(4,990)	(10,073)	(833)	(1,015)
Change in net assets resulting from Class C capital transactions	(3,260)	(8,561)	(698)	(589)
Class I
Proceeds from shares issued	52,748	44,947	166,645	152,299
Distributions reinvested	4,140	2,712	10,466	10,320
Cost of shares redeemed	(27,980)	(26,591)	(143,171)	(280,868)
Change in net assets resulting from Class I capital transactions	28,908	21,068	33,940	(118,249)
Class R6
Proceeds from shares issued	27,912	49,752	24,701	92,372
Distributions reinvested	4,080	3,813	9,939	11,093
Cost of shares redeemed	(30,210)	(57,787)	(88,902)	(246,153)
Change in net assets resulting from Class R6 capital transactions	1,782	(4,222)	(54,262)	(142,688)
Total change in net assets resulting from capital transactions	$21,474	$6,358	$(22,828)	$(271,963)
SHARE TRANSACTIONS:
Class A
Issued	2,618	3,266	2,800	2,380
Reinvested	569	504	209	183
Redeemed	(4,120)	(4,062)	(3,189)	(3,608)
Change in Class A Shares	(933)	(292)	(180)	(1,045)
Class C
Issued	230	186	10	39
Reinvested	38	52	3	3
Redeemed	(777)	(1,597)	(82)	(100)
Change in Class C Shares	(509)	(1,359)	(69)	(58)
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Municipal Bond Funds	February 28, 2025

	JPMorgan New York Tax Free Bond Fund		JPMorgan Short-Intermediate Municipal Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	8,122	7,021	16,342	15,057
Reinvested	642	423	1,031	1,022
Redeemed	(4,334)	(4,162)	(14,083)	(27,822)
Change in Class I Shares	4,430	3,282	3,290	(11,743)
Class R6
Issued	4,312	7,776	2,428	9,158
Reinvested	632	595	979	1,099
Redeemed	(4,678)	(9,016)	(8,735)	(24,336)
Change in Class R6 Shares	266	(645)	(5,328)	(14,079)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$60,267	$68,968	$174,409	$179,221
Distributions reinvested	8,466	8,431	4,825	3,781
Cost of shares redeemed	(71,196)	(87,448)	(137,636)	(281,106)
Change in net assets resulting from Class A capital transactions	(2,463)	(10,049)	41,598	(98,104)
Class C
Proceeds from shares issued	2,051	3,912	—	—
Distributions reinvested	216	250	—	—
Cost of shares redeemed	(2,756)	(5,080)	—	—
Change in net assets resulting from Class C capital transactions	(489)	(918)	—	—
Class I
Proceeds from shares issued	119,095	181,059	1,314,901	512,407
Distributions reinvested	8,949	6,761	52,618	48,222
Cost of shares redeemed	(88,511)	(92,664)	(975,710)	(1,074,039)
Change in net assets resulting from Class I capital transactions	39,533	95,156	391,809	(513,410)
Class R6
Proceeds from shares issued	28,066	220,139	—	—
Distributions reinvested	6,411	10,015	—	—
Cost of shares redeemed	(223,188)	(46,240)	—	—
Change in net assets resulting from Class R6 capital transactions	(188,711)	183,914	—	—
Total change in net assets resulting from capital transactions	$(152,130)	$268,103	$433,407	$(611,514)
SHARE TRANSACTIONS:
Class A
Issued	5,544	6,431	17,427	18,021
Reinvested	781	790	483	380
Redeemed	(6,554)	(8,186)	(13,761)	(28,274)
Change in Class A Shares	(229)	(965)	4,149	(9,873)
Class C
Issued	189	372	—	—
Reinvested	20	23	—	—
Redeemed	(256)	(483)	—	—
Change in Class C Shares	(47)	(88)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Municipal Bond Funds	February 28, 2025

	JPMorgan Tax Free Bond Fund		JPMorgan Ultra-Short Municipal Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	10,962	16,930	131,489	51,520
Reinvested	830	637	5,269	4,858
Redeemed	(8,189)	(8,824)	(97,581)	(108,073)
Change in Class I Shares	3,603	8,743	39,177	(51,695)
Class R6
Issued	2,594	20,996	—	—
Reinvested	595	946	—	—
Redeemed	(20,653)	(4,338)	—	—
Change in Class R6 Shares	(17,464)	17,604	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	93

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan California Tax Free Bond Fund
Class A
Year Ended February 28, 2025	$10.34	$0.30	$(0.06)	$0.24	$(0.29)	$10.29
Year Ended February 29, 2024	10.15	0.26	0.18	0.44	(0.25)	10.34
Year Ended February 28, 2023	10.68	0.20	(0.53)	(0.33)	(0.20)	10.15
Year Ended February 28, 2022	11.06	0.16	(0.38)	(0.22)	(0.16)	10.68
Year Ended February 28, 2021	11.25	0.17	(0.19)	(0.02)	(0.17)	11.06
Class C
Year Ended February 28, 2025	10.25	0.25	(0.07)	0.18	(0.24)	10.19
Year Ended February 29, 2024	10.06	0.20	0.19	0.39	(0.20)	10.25
Year Ended February 28, 2023	10.59	0.15	(0.53)	(0.38)	(0.15)	10.06
Year Ended February 28, 2022	10.96	0.10	(0.37)	(0.27)	(0.10)	10.59
Year Ended February 28, 2021	11.15	0.12	(0.20)	(0.08)	(0.11)	10.96
Class I
Year Ended February 28, 2025	10.09	0.30	(0.06)	0.24	(0.30)	10.03
Year Ended February 29, 2024	9.90	0.26	0.19	0.45	(0.26)	10.09
Year Ended February 28, 2023	10.43	0.21	(0.53)	(0.32)	(0.21)	9.90
Year Ended February 28, 2022	10.80	0.17	(0.37)	(0.20)	(0.17)	10.43
Year Ended February 28, 2021	10.99	0.18	(0.19)	(0.01)	(0.18)	10.80
Class R6
Year Ended February 28, 2025	10.09	0.31	(0.07)	0.24	(0.31)	10.02
Year Ended February 29, 2024	9.90	0.27	0.19	0.46	(0.27)	10.09
Year Ended February 28, 2023	10.43	0.22	(0.53)	(0.31)	(0.22)	9.90
Year Ended February 28, 2022	10.80	0.18	(0.37)	(0.19)	(0.18)	10.43
Year Ended February 28, 2021	10.99	0.19	(0.19)	— (d)	(0.19)	10.80

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Municipal Bond Funds	February 28, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

2.41%	$101,429	0.54%	2.93%	0.95%	61%
4.45	107,875	0.55	2.53	0.97	36
(3.04)	104,073	0.58	2.00	0.96	25
(2.05)	136,939	0.60	1.43	0.94	11
(0.19)	154,108	0.59	1.54	0.93	6

1.81	6,928	1.04	2.43	1.46	61
3.95	9,492	1.05	2.00	1.48	36
(3.56)	17,015	1.08	1.49	1.46	25
(2.47)	24,442	1.10	0.93	1.43	11
(0.70)	33,234	1.09	1.07	1.43	6

2.48	105,090	0.44	3.04	0.70	61
4.67	65,275	0.45	2.65	0.72	36
(3.01)	47,695	0.49	2.06	0.70	25
(1.90)	80,566	0.50	1.53	0.68	11
(0.09)	100,163	0.49	1.62	0.68	6

2.48	163,907	0.34	3.13	0.45	61
4.77	124,019	0.35	2.74	0.47	36
(2.92)	111,313	0.38	2.19	0.45	25
(1.80)	144,407	0.40	1.63	0.43	11
0.01	137,357	0.39	1.74	0.43	6

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	95

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan National Municipal Income Fund
Class A
Year Ended February 28, 2025	$10.23	$0.34	$— (d)	$0.34	$(0.34)	$—	$(0.34)
Year Ended February 29, 2024	10.13	0.31	0.11	0.42	(0.32)	—	(0.32)
Year Ended February 28, 2023	10.91	0.27	(0.78)	(0.51)	(0.26)	(0.01)	(0.27)
Year Ended February 28, 2022	11.37	0.23	(0.37)	(0.14)	(0.23)	(0.09)	(0.32)
Year Ended February 28, 2021	11.52	0.22	(0.16)	0.06	(0.21)	—	(0.21)
Class C
Year Ended February 28, 2025	9.94	0.28	(0.01)	0.27	(0.28)	—	(0.28)
Year Ended February 29, 2024	9.86	0.25	0.09	0.34	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.62	0.20	(0.75)	(0.55)	(0.20)	(0.01)	(0.21)
Year Ended February 28, 2022	11.07	0.17	(0.36)	(0.19)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	11.23	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Class I
Year Ended February 28, 2025	10.01	0.36	(0.01)	0.35	(0.36)	—	(0.36)
Year Ended February 29, 2024	9.93	0.33	0.09	0.42	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.69	0.29	(0.75)	(0.46)	(0.29)	(0.01)	(0.30)
Year Ended February 28, 2022	11.15	0.26	(0.37)	(0.11)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	11.31	0.24	(0.16)	0.08	(0.24)	—	(0.24)
Class R6
Year Ended February 28, 2025	10.01	0.37	(0.01)	0.36	(0.37)	—	(0.37)
Year Ended February 29, 2024	9.93	0.34	0.09	0.43	(0.35)	—	(0.35)
Year Ended February 28, 2023	10.69	0.29	(0.74)	(0.45)	(0.30)	(0.01)	(0.31)
Year Ended February 28, 2022	11.15	0.27	(0.37)	(0.10)	(0.27)	(0.09)	(0.36)
Year Ended February 28, 2021	11.31	0.25	(0.16)	0.09	(0.25)	—	(0.25)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Municipal Bond Funds	February 28, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.23	3.38%	$390,588	0.64%	3.37%	0.90%	37%
10.23	4.19	377,730	0.65	3.09	0.91	24
10.13	(4.66)	350,327	0.65	2.60	0.91	36
10.91	(1.29)	341,321	0.65	2.06	0.90	12
11.37	0.57	308,709	0.64	1.93	0.90	34

9.93	2.81	5,212	1.19	2.82	1.41	37
9.94	3.52	6,898	1.20	2.53	1.42	24
9.86	(5.12)	10,327	1.20	2.03	1.41	36
10.62	(1.77)	14,423	1.20	1.51	1.40	12
11.07	(0.07)	19,061	1.19	1.38	1.40	34

10.00	3.62	616,103	0.39	3.62	0.65	37
10.01	4.34	583,636	0.40	3.34	0.66	24
9.93	(4.32)	678,857	0.40	2.84	0.66	36
10.69	(1.06)	655,190	0.40	2.31	0.65	12
11.15	0.75	622,009	0.39	2.17	0.65	34

10.00	3.73	998,318	0.29	3.72	0.40	37
10.01	4.44	1,279,540	0.30	3.42	0.40	24
9.93	(4.23)	2,516,718	0.30	2.92	0.41	36
10.69	(0.96)	3,503,954	0.30	2.41	0.40	12
11.15	0.85	3,681,554	0.29	2.27	0.40	34

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan New York Tax Free Bond Fund
Class A
Year Ended February 28, 2025	$6.47	$0.20	$(0.04)	$0.16	$(0.20)	$6.43
Year Ended February 29, 2024	6.37	0.17	0.10	0.27	(0.17)	6.47
Year Ended February 28, 2023	6.71	0.13	(0.34)	(0.21)	(0.13)	6.37
Year Ended February 28, 2022	6.93	0.11	(0.21)	(0.10)	(0.12)	6.71
Year Ended February 28, 2021	7.06	0.12	(0.13)	(0.01)	(0.12)	6.93
Class C
Year Ended February 28, 2025	6.47	0.17	(0.04)	0.13	(0.17)	6.43
Year Ended February 29, 2024	6.37	0.14	0.10	0.24	(0.14)	6.47
Year Ended February 28, 2023	6.71	0.10	(0.34)	(0.24)	(0.10)	6.37
Year Ended February 28, 2022	6.93	0.08	(0.22)	(0.14)	(0.08)	6.71
Year Ended February 28, 2021	7.05	0.09	(0.13)	(0.04)	(0.08)	6.93
Class I
Year Ended February 28, 2025	6.50	0.21	(0.04)	0.17	(0.21)	6.46
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.75	0.15	(0.35)	(0.20)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.13	(0.21)	(0.08)	(0.13)	6.75
Year Ended February 28, 2021	7.09	0.14	(0.13)	0.01	(0.14)	6.96
Class R6
Year Ended February 28, 2025	6.50	0.22	(0.04)	0.18	(0.22)	6.46
Year Ended February 29, 2024	6.40	0.18	0.10	0.28	(0.18)	6.50
Year Ended February 28, 2023	6.74	0.16	(0.35)	(0.19)	(0.15)	6.40
Year Ended February 28, 2022	6.96	0.14	(0.22)	(0.08)	(0.14)	6.74
Year Ended February 28, 2021	7.09	0.15	(0.14)	0.01	(0.14)	6.96

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Municipal Bond Funds	February 28, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Ratios/Supplemental data
		Ratios to average net assets
Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

2.60%	$116,584	0.54%	3.18%	0.94%	51%
4.34	123,310	0.55	2.68	0.96	37
(3.04)	123,246	0.68	2.10	0.95	30
(1.55)	143,940	0.75	1.60	0.94	10
(0.13)	166,435	0.74	1.77	0.93	5

2.08	7,551	1.04	2.67	1.45	51
3.80	10,882	1.05	2.15	1.46	37
(3.53)	19,364	1.19	1.59	1.45	30
(2.05)	24,776	1.25	1.10	1.44	10
(0.51)	31,173	1.24	1.26	1.43	5

2.69	140,600	0.44	3.28	0.69	51
4.42	112,611	0.45	2.79	0.70	37
(2.97)	89,832	0.48	2.33	0.70	30
(1.16)	76,802	0.50	1.85	0.69	10
0.12	87,928	0.49	2.02	0.68	5

2.79	127,867	0.34	3.38	0.44	51
4.52	126,899	0.35	2.88	0.45	37
(2.73)	129,008	0.38	2.41	0.44	30
(1.20)	127,964	0.40	1.95	0.43	10
0.22	122,625	0.39	2.11	0.43	5

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Short-Intermediate Municipal Bond Fund
Class A
Year Ended February 28, 2025	$10.12	$0.26	$0.03	$0.29	$(0.26)	$10.15
Year Ended February 29, 2024	10.02	0.20	0.11	0.31	(0.21)	10.12
Year Ended February 28, 2023	10.46	0.14	(0.44)	(0.30)	(0.14)	10.02
Year Ended February 28, 2022	10.78	0.11	(0.32)	(0.21)	(0.11)	10.46
Year Ended February 28, 2021	10.86	0.13	(0.08)	0.05	(0.13)	10.78
Class C
Year Ended February 28, 2025	10.22	0.21	0.03	0.24	(0.20)	10.26
Year Ended February 29, 2024	10.12	0.15	0.10	0.25	(0.15)	10.22
Year Ended February 28, 2023	10.56	0.09	(0.44)	(0.35)	(0.09)	10.12
Year Ended February 28, 2022	10.88	0.06	(0.32)	(0.26)	(0.06)	10.56
Year Ended February 28, 2021	10.96	0.08	(0.09)	(0.01)	(0.07)	10.88
Class I
Year Ended February 28, 2025	10.18	0.30	0.03	0.33	(0.30)	10.21
Year Ended February 29, 2024	10.08	0.24	0.11	0.35	(0.25)	10.18
Year Ended February 28, 2023	10.52	0.18	(0.43)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.84	0.16	(0.32)	(0.16)	(0.16)	10.52
Year Ended February 28, 2021	10.92	0.18	(0.09)	0.09	(0.17)	10.84
Class R6
Year Ended February 28, 2025	10.18	0.31	0.03	0.34	(0.31)	10.21
Year Ended February 29, 2024	10.08	0.25	0.11	0.36	(0.26)	10.18
Year Ended February 28, 2023	10.52	0.19	(0.44)	(0.25)	(0.19)	10.08
Year Ended February 28, 2022	10.83	0.16	(0.31)	(0.15)	(0.16)	10.52
Year Ended February 28, 2021	10.91	0.19	(0.09)	0.10	(0.18)	10.83

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Municipal Bond Funds	February 28, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

2.88%	$84,416	0.69%	2.53%	0.87%	51%
3.08	86,007	0.70	1.98	0.87	44
(2.86)	95,647	0.70	1.36	0.87	8
(1.96)	93,976	0.70	1.02	0.85	21
0.43	80,956	0.69	1.20	0.86	21

2.42	1,326	1.19	2.02	1.40	51
2.52	2,020	1.20	1.47	1.39	44
(3.34)	2,590	1.20	0.85	1.37	8
(2.45)	3,473	1.20	0.52	1.36	21
(0.09)	4,626	1.19	0.72	1.36	21

3.33	391,871	0.24	2.98	0.62	51
3.53	357,230	0.25	2.42	0.62	44
(2.41)	472,108	0.25	1.79	0.61	8
(1.51)	823,600	0.25	1.47	0.60	21
0.87	829,847	0.24	1.66	0.60	21

3.38	316,835	0.19	3.02	0.37	51
3.58	370,141	0.20	2.46	0.37	44
(2.36)	508,403	0.20	1.85	0.37	8
(1.37)	632,795	0.20	1.52	0.35	21
0.92	688,820	0.19	1.72	0.35	21

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Tax Free Bond Fund
Class A
Year Ended February 28, 2025	$10.90	$0.38	$(0.01)	$0.37	$(0.38)	$10.89
Year Ended February 29, 2024	10.70	0.38	0.19	0.57	(0.37)	10.90
Year Ended February 28, 2023	12.15	0.33	(1.45)	(1.12)	(0.33)	10.70
Year Ended February 28, 2022	12.46	0.27	(0.31)	(0.04)	(0.27)	12.15
Year Ended February 28, 2021	12.66	0.28	(0.20)	0.08	(0.28)	12.46
Class C
Year Ended February 28, 2025	10.80	0.31	(0.01)	0.30	(0.32)	10.78
Year Ended February 29, 2024	10.60	0.31	0.20	0.51	(0.31)	10.80
Year Ended February 28, 2023	12.04	0.26	(1.44)	(1.18)	(0.26)	10.60
Year Ended February 28, 2022	12.35	0.19	(0.31)	(0.12)	(0.19)	12.04
Year Ended February 28, 2021	12.55	0.21	(0.21)	— (d)	(0.20)	12.35
Class I
Year Ended February 28, 2025	10.85	0.40	(0.02)	0.38	(0.40)	10.83
Year Ended February 29, 2024	10.65	0.40	0.19	0.59	(0.39)	10.85
Year Ended February 28, 2023	12.09	0.35	(1.44)	(1.09)	(0.35)	10.65
Year Ended February 28, 2022	12.41	0.29	(0.32)	(0.03)	(0.29)	12.09
Year Ended February 28, 2021	12.61	0.31	(0.21)	0.10	(0.30)	12.41
Class R6
Year Ended February 28, 2025	10.84	0.40	— (d)	0.40	(0.41)	10.83
Year Ended February 29, 2024	10.64	0.40	0.20	0.60	(0.40)	10.84
Year Ended February 28, 2023	12.09	0.36	(1.45)	(1.09)	(0.36)	10.64
Year Ended February 28, 2022	12.41	0.30	(0.32)	(0.02)	(0.30)	12.09
Year Ended February 28, 2021	12.60	0.31	(0.19)	0.12	(0.31)	12.41

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Municipal Bond Funds	February 28, 2025

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

3.46%	$246,032	0.66%	3.46%	0.93%	71%
5.44	248,803	0.66	3.50	0.94	55
(9.24)	254,468	0.67	2.99	0.95	42
(0.40)	330,640	0.67	2.12	0.94	16
0.66	302,134	0.66	2.28	0.95	23

2.80	7,242	1.24	2.88	1.44	71
4.88	7,752	1.25	2.92	1.45	55
(9.78)	8,546	1.25	2.39	1.45	42
(0.99)	12,535	1.25	1.54	1.44	16
0.07	16,524	1.24	1.70	1.45	23

3.61	264,191	0.44	3.67	0.68	71
5.71	225,434	0.44	3.73	0.69	55
(9.00)	128,202	0.45	3.20	0.70	42
(0.27)	173,023	0.45	2.34	0.69	16
0.88	176,073	0.45	2.50	0.70	23

3.76	161,499	0.39	3.73	0.43	71
5.76	351,029	0.39	3.80	0.43	55
(9.04)	157,191	0.40	3.29	0.45	42
(0.22)	153,754	0.40	2.39	0.44	16
1.01	134,449	0.40	2.55	0.45	23

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Municipal Bond Funds	103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Ultra-Short Municipal Fund
Class A
Year Ended February 28, 2025	$9.98	$0.28	$0.04	$0.32	$(0.28)	$10.02
Year Ended February 29, 2024	9.90	0.25	0.08	0.33	(0.25)	9.98
Year Ended February 28, 2023	9.98	0.13	(0.11)	0.02	(0.10)	9.90
Year Ended February 28, 2022	10.07	0.01	(0.09)	(0.08)	(0.01)	9.98
Year Ended February 28, 2021	10.08	0.03	— (d)	0.03	(0.04)	10.07
Class I
Year Ended February 28, 2025	9.97	0.30	0.04	0.34	(0.30)	10.01
Year Ended February 29, 2024	9.89	0.27	0.09	0.36	(0.28)	9.97
Year Ended February 28, 2023	9.98	0.10	(0.07)	0.03	(0.12)	9.89
Year Ended February 28, 2022	10.06	0.03	(0.08)	(0.05)	(0.03)	9.98
Year Ended February 28, 2021	10.07	0.05	— (d)	0.05	(0.06)	10.06

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

104

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

3.25%	$208,973	0.44%	2.80%	0.75%	70%
3.41	166,704	0.44	2.48	0.75	74
0.18	263,135	0.44	1.27	0.76	16
(0.83)	72,506	0.45	0.06	0.75	33
0.30	143,944	0.44	0.35	0.75	71

3.46	1,972,600	0.24	3.00	0.50	70
3.66	1,573,798	0.24	2.72	0.50	74
0.27	2,073,626	0.24	1.04	0.51	16
(0.53)	3,984,195	0.25	0.26	0.50	33
0.51	6,666,678	0.24	0.53	0.50	71

105

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 6 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan California Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan National Municipal Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan New York Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Short-Intermediate Municipal Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Tax Free Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Ultra-Short Municipal Fund	Class A and Class I	JPM IV	Diversified
The investment objective of JPMorgan California Tax Free Bond Fund (“California Tax Free Bond Fund”) is to seek to provide high after-tax total return for California residents consistent with moderate risk of capital.
The investment objective of JPMorgan National Municipal Income Fund ("National Municipal Income Fund") is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.
The investment objective of JPMorgan New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) is to seek to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes. It also seeks to protect the value of your investment.
The investment objective of JPMorgan Short-Intermediate Municipal Bond Fund (“Short-Intermediate Bond Fund”), JPMorgan Tax Free Bond Fund (“Tax Free Bond Fund”) and JPMorgan Ultra-Short Municipal Fund (“Ultra-Short Municipal Fund”) is to seek as high a level of current income exempt from federal income tax as is consistent with relative stability of principal.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

106	J.P. Morgan Municipal Bond Funds	February 28, 2025

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
California Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$342,501	$—	$342,501
Options Purchased
Put Options Purchased	3	—	—	3
Short-Term Investments
Investment Companies	36,833	—	—	36,833
Total Investments in Securities	$36,836	$342,501	$—	$379,337

National Municipal Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,860,663	$—	$1,860,663
Options Purchased
Put Options Purchased	16	—	—	16
Short-Term Investments
Investment Companies	145,229	—	—	145,229
Total Investments in Securities	$145,245	$1,860,663	$—	$2,005,908

February 28, 2025	J.P. Morgan Municipal Bond Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
New York Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$372,426	$—	$372,426
Options Purchased
Put Options Purchased	3	—	—	3
Short-Term Investments
Investment Companies	20,688	—	—	20,688
Total Investments in Securities	$20,691	$372,426	$—	$393,117

Short-Intermediate Municipal Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$5	$—	$5
Municipal Bonds	—	764,442	—	764,442
Options Purchased
Put Options Purchased	3	—	—	3
Short-Term Investments
Investment Companies	21,444	—	—	21,444
Total Investments in Securities	$21,447	$764,447	$—	$785,894

Tax Free Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$627,287	$—	$627,287
Options Purchased
Put Options Purchased	5	—	—	5
Short-Term Investments
Investment Companies	57,116	—	—	57,116
Total Investments in Securities	$57,121	$627,287	$—	$684,408

Ultra-Short Municipal Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,965,433	$—	$1,965,433
Short-Term Investments
Investment Companies	217,364	—	—	217,364
Total Investments in Securities	$217,364	$1,965,433	$—	$2,182,797
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.

108	J.P. Morgan Municipal Bond Funds	February 28, 2025

As of February 28, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
California Tax Free Bond Fund, National Municipal Income Fund, New York Tax Free Bond Fund, Short Intermediate Municipal Bond Fund, Tax Free Bond Fund and Ultra-Short Municipal Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2025 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
The Funds did not lend out any securities during the year ended February 28, 2025.

February 28, 2025	J.P. Morgan Municipal Bond Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
California Tax Free Bond Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$15,118	$286,245	$264,530	$(1)	$1	$36,833	36,829	$809	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

National Municipal Income Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$25,576	$1,067,816	$948,173	$8	$2	$145,229	145,215	$3,449	$— (c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
(c)	Amount rounds to less than one thousand.

New York Tax Free Bond Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$26,813	$200,638	$206,763	$(1)	$1	$20,688	20,686	$726	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

110	J.P. Morgan Municipal Bond Funds	February 28, 2025

Short-Intermediate Municipal Bond Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$71,426	$430,153	$480,133	$(3)	$1	$21,444	21,442	$1,297	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Tax Free Bond Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$127,688	$488,400	$558,975	$4	$(1)	$57,116	57,110	$1,337	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Ultra-Short Municipal Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.59% (a) (b)	$50,713	$2,054,503	$1,887,858	$4	$2	$217,364	217,343	$4,964	$— (c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
(c)	Amount rounds to less than one thousand.
F. Options —California Tax Free Bond, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.
Options Purchased — Premiums paid by the Funds for options purchased are included on the Statement of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statement of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as

February 28, 2025	J.P. Morgan Municipal Bond Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
Change in net unrealized appreciation/depreciation of options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds are added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Fund pledges collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOI.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds' exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— California Tax Free Bond, National Municipal Income Fund, New York Tax Free Bond Fund, Short-Intermediate Municipal Bond Fund and Tax Free Bond Fund used interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the year ended February 28, 2025 (amounts in thousands, except for number of contracts):
	California Tax Free Bond Fund	National Municipal Income Fund	New York Tax Free Bond Fund	Short-Intermediate Municipal Bond Fund	Tax Free Bond Fund
Futures Contracts:
Average Notional Balance Long	$24,543	$183,480	$27,249	$14,151	$48,689
Average Notional Balance Short	(12,158)	(70,124)	(13,088)	(462)	(22,957)
Exchange-Traded Options:
Average Number of Contracts Purchased	59	336	64	16	112
Average Number of Contracts Written	(43)	(254)	(48)	—	(85)
Ending Number of Contracts Purchased	201	1,073	210	210	362

112	J.P. Morgan Municipal Bond Funds	February 28, 2025

The Funds' derivatives contracts held at February 28, 2025 are not accounted for as hedging instruments under GAAP.
H. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
I. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2025 are as follows:
	Class A	Class C	Class I	Class R6	Total
California Tax Free Bond Fund
Transfer agency fees	$4	$1	$2	$1	$8
National Municipal Income Fund
Transfer agency fees	11	1	8	10	30
New York Tax Free Bond Fund
Transfer agency fees	8	1	3	1	13
Short-Intermediate Municipal Bond Fund
Transfer agency fees	2	1	3	4	10
Tax Free Bond Fund
Transfer agency fees	10	1	3	2	16
Ultra-Short Municipal Fund
Transfer agency fees	4	n/a	13	n/a	17
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

February 28, 2025	J.P. Morgan Municipal Bond Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
California Tax Free Bond Fund	$—	$— (a)	$— (a)
National Municipal Income Fund	—	(131)	131
New York Tax Free Bond Fund	—	(3)	3
Short-Intermediate Municipal Bond Fund	—	— (a)	— (a)
Tax Free Bond Fund	—	(88)	88
Ultra-Short Municipal Fund	(78)	39	39

(a)	Amount rounds to less than one thousand.
The reclassifications for the Funds relate primarily to tax adjustments on certain investments.
L. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the chief executive officer and chief financial officer act as the CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

California Tax Free Bond Fund	0.30%
National Municipal Income Fund	0.30
New York Tax Free Bond Fund	0.30
Short-Intermediate Municipal Bond Fund	0.25
Tax Free Bond Fund	0.30
Ultra-Short Municipal Fund	0.15
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended February 28, 2025, the effective rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

114	J.P. Morgan Municipal Bond Funds	February 28, 2025

C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares, except for Ultra-Short Municipal Fund which has no sales charge, and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$2	$—
National Municipal Income Fund	15	— (a)
New York Tax Free Bond Fund	2	2
Short-Intermediate Municipal Bond Fund	4	—
Tax Free Bond Fund	6	—

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I
California Tax Free Bond Fund	0.25%	0.25%	0.25%
National Municipal Income Fund	0.25	0.25	0.25
New York Tax Free Bond Fund	0.25	0.25	0.25
Short-Intermediate Municipal Bond Fund	0.25	0.25	0.25
Tax Free Bond Fund	0.25	0.25	0.25
Ultra-Short Municipal Fund	0.25	n/a	0.25

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

February 28, 2025	J.P. Morgan Municipal Bond Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R6
California Tax Free Bond Fund	0.55%	1.05%	0.45%	0.35%
National Municipal Income Fund	0.65	1.20	0.40	0.30
New York Tax Free Bond Fund	0.55	1.05	0.45	0.35
Short-Intermediate Municipal Bond Fund	0.70	1.20	0.25	0.20
Tax Free Bond Fund	0.67	1.25	0.45	0.40
Ultra-Short Municipal Fund	0.45	n/a	0.25	n/a

The expense limitation agreements were in effect for the year ended February 28, 2025 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2025.
For the year ended February 28, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
California Tax Free Bond Fund	$201	$134	$412	$747	$60
National Municipal Income Fund	1,288	859	1,486	3,633	—
New York Tax Free Bond Fund	204	136	507	847	71
Short-Intermediate Municipal Bond Fund	797	531	706	2,034	—
Tax Free Bond Fund	133	88	1,078	1,299	—
Ultra-Short Municipal Fund	2,899	1,453	590	4,942	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2025 were as follows:

California Tax Free Bond Fund	$30
National Municipal Income Fund	124
New York Tax Free Bond Fund	28
Short-Intermediate Municipal Bond Fund	53
Tax Free Bond Fund	55
Ultra-Short Municipal Fund	187
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

116	J.P. Morgan Municipal Bond Funds	February 28, 2025

During the year ended February 28, 2025, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended February 28, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$230,721	$185,721
National Municipal Income Fund	729,100	1,052,638
New York Tax Free Bond Fund	207,034	178,235
Short-Intermediate Municipal Bond Fund	406,946	371,035
Tax Free Bond Fund	447,084	532,554
Ultra-Short Municipal Fund	1,407,627	1,153,736
During the year ended February 28, 2025, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$376,298	$4,120	$1,081	$3,039
National Municipal Income Fund	1,972,743	40,915	7,750	33,165
New York Tax Free Bond Fund	389,948	4,393	1,224	3,169
Short-Intermediate Municipal Bond Fund	782,873	6,301	3,280	3,021
Tax Free Bond Fund	670,879	15,990	2,461	13,529
Ultra-Short Municipal Fund	2,180,765	4,309	2,277	2,032
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed tax adjustments on certain investments.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$148	$9,909	$10,057
National Municipal Income Fund	1,099	74,417	75,516
New York Tax Free Bond Fund	66	12,177	12,243
Short-Intermediate Municipal Bond Fund	18	22,755	22,773
Tax Free Bond Fund	633	23,769	24,402
Ultra-Short Municipal Fund	119	57,591	57,710

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

February 28, 2025	J.P. Morgan Municipal Bond Funds	117

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended February 29, 2024 was as follows:
	Ordinary Income*	Tax Exempt Income	Total Distributions Paid
California Tax Free Bond Fund	$621	$6,959	$7,580
National Municipal Income Fund	1,351	106,606	107,957
New York Tax Free Bond Fund	36	10,129	10,165
Short-Intermediate Municipal Bond Fund	33	23,479	23,512
Tax Free Bond Fund	577	25,567	26,144
Ultra-Short Municipal Fund	157	51,948	52,105

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$(17,652)	$20	$3,039
National Municipal Income Fund	(199,738)	113	33,165
New York Tax Free Bond Fund	(11,400)	16	3,169
Short-Intermediate Municipal Bond Fund	(63,841)	68	3,021
Tax Free Bond Fund	(67,504)	32	13,529
Ultra-Short Municipal Fund	(40,472)	—	2,032

The cumulative timing differences primarily consist of tax adjustments on certain investments and post-October capital loss deferrals.
As of February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
California Tax Free Bond Fund	$3,838	$13,814
National Municipal Income Fund	52,733	147,005
New York Tax Free Bond Fund	4,303	7,097
Short-Intermediate Municipal Bond Fund	16,461	47,380
Tax Free Bond Fund	18,930	48,574
Ultra-Short Municipal Fund	10,678	29,794
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the Funds deferred to March 1, 2025 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
California Tax Free Bond Fund	$629	$15
National Municipal Income Fund	(342)	10,071
New York Tax Free Bond Fund	343	(304)
Short-Intermediate Municipal Bond Fund	231	370
Tax Free Bond Fund	516	1,362
Ultra-Short Municipal Fund	84	8

118	J.P. Morgan Municipal Bond Funds	February 28, 2025

During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
California Tax Free Bond Fund	$170
New York Tax Free Bond Fund	343
Tax Free Bond Fund	1,347
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended February 28, 2025.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended February 28, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

February 28, 2025	J.P. Morgan Municipal Bond Funds	119

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
As of February 28, 2025, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
California Tax Free Bond Fund	1	69.9%	1	10.7%
National Municipal Income Fund	1	62.1	1	17.8
New York Tax Free Bond Fund	1	71.4	—	—
Short-Intermediate Municipal Bond Fund	1	73.2	—	—
Tax Free Bond Fund	1	45.8	2	33.7
Ultra-Short Municipal Fund	1	86.4	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
8. Subsequent Events
At a meeting held on April 15, 2025, JPM I's Board approved a proposal to reorganize (the “Reorganization”) the National Municipal Income Fund (the “Fund”) into an exchange-traded fund, JPMorgan Municipal ETF (“JPM Municipal ETF”), a series of J.P. Morgan Exchange-Traded Fund Trust.
Upon the closing of the Reorganization, Class A, Class C, Class I and Class R6 Shares of the Fund will be exchanged for the same value of Shares of JPM Municipal ETF. The Reorganization is subject to the approval of the Fund’s shareholders at a special shareholder meeting to be held on July 30, 2025. If shareholder approval of the Reorganization is obtained, the Reorganization is expected to occur in the 4th quarter of 2025. More detailed information about the reorganization will be included in a proxy statement that will be provided to shareholders.

120	J.P. Morgan Municipal Bond Funds	February 28, 2025

Effective April 16, 2025, the National Municipal Income Fund’s adviser and/or its affiliates agreed to voluntarily waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.43%, 0.98%, 0.18% and 0.18% of Class A, Class C, Class I and Class R6 Shares, respectively. These waivers will be in effect through July 31, 2025, at which time it will be determined whether such waivers will be renewed or revised.
Effective April 16, 2025 the Ultra-Short Municipal Fund’s adviser and/or its affiliates contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.38% and 0.18% of the average daily net assets of Class A and Class I Shares, respectively.
Effective April 22, 2025, the National Municipal Income Fund’s Class A Shares and Class C Shares and Ultra-Short Municipal Fund’s Class A Shares are offered on a limited basis. investors are not eligible to purchase shares of the National Municipal Income Fund’s Class A and Class C Shares and Ultra-Short Municipal Fund’s Class A Shares unless they meet certain requirements as described in the National Municipal Income Fund’s and Ultra-Short Municipal Fund’s prospectus.

February 28, 2025	J.P. Morgan Municipal Bond Funds	121

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan California Tax Free Bond Fund, JPMorgan National Municipal Income Fund, JPMorgan New York Tax Free Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Tax Free Bond Fund and JPMorgan Ultra–Short Municipal Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan California Tax Free Bond Fund, JPMorgan National Municipal Income Fund and JPMorgan New York Tax Free Bond Fund (three of the funds constituting JPMorgan Trust I), JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Tax Free Bond Fund (two of the funds constituting JPMorgan Trust II) and JPMorgan Ultra-Short Municipal Fund (one of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

122	J.P. Morgan Municipal Bond Funds	February 28, 2025

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2025:
Exempt Distributions Paid
JPMorgan California Tax Free Bond Fund	$9,909
JPMorgan National Municipal Income Fund	74,417
JPMorgan New York Tax Free Bond Fund	12,177
JPMorgan Short-Intermediate Municipal Bond Fund	22,755
JPMorgan Tax Free Bond Fund	23,769
JPMorgan Ultra-Short Municipal Fund	57,591

February 28, 2025	J.P. Morgan Municipal Bond Funds	123

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. February 2025.
AN-MUNIBOND-225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Money Market Funds
February 28, 2025
JPMorgan Prime Money Market Fund
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan Securities Lending Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund

The following disclosure applies to the JPMorgan Liquid Assets Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
The following disclosure applies to the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund.
You could lose money by investing in a Fund. Because the share price of each Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund generally must impose a fee when net sales of Fund shares exceed certain levels. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.
The following disclosure applies to the JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund and, effective September 3, 2024, JPMorgan Securities Lending Money Market Fund.
You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors) for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 27.0%
BMO Capital Markets Corp., 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $60,022, collateralized by Asset-Backed Securities, 1.73% - 12.52%, due 12/15/2027 - 1/25/2067, Collateralized Mortgage Obligations, 0.00% - 8.27%, due 6/27/2028 - 11/25/2058, Corporate Notes and Bonds, 3.13% - 9.38%, due 6/1/2025 - 1/31/2051 and GNMA, 1.40% - 5.50%, due 7/20/2052 - 10/20/2066, with a value of $63,832.	60,000	60,000
BMO Capital Markets Corp., 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $105,039, collateralized by Asset-Backed Securities, 0.00% - 13.06%, due 12/15/2025 - 8/25/2067, Collateralized Mortgage Obligations, 2.82% - 8.30%, due 8/12/2033 - 10/25/2059, Corporate Notes and Bonds, 1.65% - 9.75%, due 4/29/2025 - 11/15/2040, FNMA, 6.05%, due 1/25/2045 and GNMA, 2.00% - 5.50%, due 1/16/2051 - 10/16/2066, with a value of $112,370.	105,000	105,000
BMO Capital Markets Corp., 4.43%, dated 2/28/2025, due 3/7/2025, repurchase price $80,069, collateralized by Asset-Backed Securities, 1.76% - 7.43%, due 10/15/2026 - 10/25/2066, Collateralized Mortgage Obligations, 0.35% - 10.35%, due 9/25/2035 - 1/25/2070, Corporate Notes and Bonds, 1.19% - 9.63%, due 5/15/2025 - 9/15/2055 and GNMA, 1.50% - 7.50%, due 5/20/2043 - 8/20/2064, with a value of $85,290.	80,000	80,000
BMO Capital Markets Corp., 4.43%, dated 2/28/2025, due 3/7/2025, repurchase price $80,069, collateralized by Asset-Backed Securities, 0.00% - 6.95%, due 1/16/2029 - 9/21/2037, Collateralized Mortgage Obligations, 0.00% - 7.08%, due 4/25/2033 - 1/25/2067, Corporate Notes and Bonds, 2.40% - 6.63%, due 1/15/2026 - 11/15/2052, GNMA, 1.34% - 7.50%, due 1/16/2051 - 10/20/2066 and U.S. Treasury Securities, 3.63%, due 2/15/2053, with a value of $84,831.	80,000	80,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BMO Capital Markets Corp., 4.48%, dated 2/28/2025, due 3/7/2025, repurchase price $175,153, collateralized by Asset-Backed Securities, 0.00% - 12.78%, due 3/25/2025 - 1/25/2067, Collateralized Mortgage Obligations, 0.91% - 7.67%, due 5/25/2033 - 8/25/2066, Corporate Notes and Bonds, 1.25% - 9.38%, due 4/15/2025 - 5/15/2046, FNMA, 14.95%, due 5/27/2042 and GNMA, 1.40% - 7.00%, due 9/20/2049 - 8/20/2064, with a value of $190,321.	175,000	175,000
BNP Paribas SA, 4.46%, dated 2/28/2025, due 3/6/2025, repurchase price $600,446, collateralized by Asset-Backed Securities, 0.01% - 13.35%, due 7/15/2026 - 6/25/2067, Corporate Notes and Bonds, 0.00% - 15.29%, due 4/29/2025 - 2/24/2055^^ and Sovereign Government Securities, 0.00% - 5.00%, due 12/15/2035 - 7/9/2041, with a value of $657,989.	600,000	600,000
BNP Paribas SA, 4.49%, dated 2/28/2025, due 3/7/2025, repurchase price $463,404, collateralized by Asset-Backed Securities, 4.91% - 6.70%, due 11/15/2026 - 10/25/2069, Collateralized Mortgage Obligations, 1.08% - 8.75%, due 6/12/2034 - 7/25/2069, Corporate Notes and Bonds, 0.95% - 10.75%, due 3/3/2025 - 10/31/2082^^, FHLMC, 2.45%, due 4/25/2032, FNMA, 4.50%, due 11/25/2061 and Sovereign Government Securities, 2.88% - 5.10%, due 4/3/2028 - 6/18/2050, with a value of $491,281.	463,000	463,000
BNP Paribas SA, 4.57%, dated 2/28/2025, due 3/7/2025, repurchase price $537,477, collateralized by Asset-Backed Securities, 2.87% - 8.05%, due 4/10/2027 - 6/20/2051, Collateralized Mortgage Obligations, 0.00% - 10.26%, due 11/15/2027 - 11/25/2069, Corporate Notes and Bonds, 0.88% - 8.50%, due 3/3/2025 - 12/31/2079^^, FHLMC, 4.13% - 6.25%, due 7/15/2032 - 12/25/2034, FNMA, 4.25% - 12.00%, due 1/25/2040 - 11/25/2061 and Sovereign Government Securities, 1.75% - 7.63%, due 8/7/2026 - 4/16/2050^^, with a value of $576,714.	537,000	537,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	1

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
BNP Paribas SA, 4.75%, dated 2/28/2025, due 4/4/2025, repurchase price $472,171, collateralized by Collateralized Mortgage Obligations, 2.03% - 6.99%, due 12/14/2034 - 7/17/2057, Corporate Notes and Bonds, 0.00% - 8.50%, due 3/3/2025 - 3/7/2087^^, FHLMC, 6.25%, due 7/15/2032, FNMA, 4.45% - 6.45%, due 7/25/2033 - 9/26/2044, Sovereign Government Securities, 5.88%, due 1/30/2060 and U.S. Treasury Securities, 0.63%, due 1/15/2026, with a value of $514,124.	470,000	470,000
BofA Securities, Inc., 4.78%, dated 2/28/2025, due 6/3/2025, repurchase price $734,145, collateralized by Asset-Backed Securities, 0.00% - 12.90%, due 10/9/2026 - 7/25/2068^^, Collateralized Mortgage Obligations, 0.00% - 6.43%, due 6/25/2028 - 10/25/2069, Corporate Notes and Bonds, 0.00%, due 7/1/2026 - 8/1/2044, FNMA, 3.00% - 11.35%, due 10/25/2033 - 11/25/2061 and Sovereign Government Securities, 0.00% - 6.00%, due 11/15/2026 - 7/9/2046, with a value of $791,016.	725,000	725,000
Citigroup Global Markets Holdings, Inc., 4.39%, dated 2/28/2025, due 3/3/2025, repurchase price $850,311, collateralized by Common Stocks and U.S. Treasury Securities, 0.00% - 4.75%, due 3/13/2025 - 2/15/2054, with a value of $867,022.	850,000	850,000
Credit Agricole Corporate and Investment Bank, 4.39%, dated 2/28/2025, due 3/3/2025, repurchase price $110,040, collateralized by Asset-Backed Securities, 2.85% - 6.71%, due 5/15/2034 - 4/20/2062, Collateralized Mortgage Obligations, 2.91% - 2.94%, due 9/12/2034 - 3/16/2063, Corporate Notes and Bonds, 1.14% - 8.40%, due 2/9/2026 - 2/15/2055^^, FNMA, 6.00%, due 6/1/2054, GNMA, 3.50%, due 4/20/2052, Sovereign Government Securities, 2.85% - 5.50%, due 11/16/2027 - 11/23/2039 and U.S. Treasury Securities, 0.00% - 1.00%, due 2/15/2032 - 2/15/2049, with a value of $115,867.	110,000	110,000
Credit Agricole Corporate and Investment Bank, 4.39%, dated 2/28/2025, due 3/5/2025, repurchase price $50,030, collateralized by Commercial Paper, 0.00%, due 8/18/2025, Corporate Notes and Bonds, 1.20% - 9.50%, due 3/10/2025 - 1/15/2055^^ and Sovereign Government Securities, 5.85%, due 8/21/2033, with a value of $53,091.	50,000	50,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Credit Agricole Corporate and Investment Bank, 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $420,359, collateralized by Asset-Backed Securities, 2.85% - 6.71%, due 5/15/2037 - 4/20/2062, Commercial Paper, 0.00% - 99.00%, due 3/3/2025 - 8/27/2025, Corporate Notes and Bonds, 1.14% - 10.50%, due 3/17/2025 - 2/1/2055^^, Sovereign Government Securities, 0.88% - 4.88%, due 6/23/2025 - 1/17/2033 and U.S. Treasury Securities, 0.00%, due 5/15/2028 - 2/15/2032, with a value of $442,633.	420,000	420,000
Federal Reserve Bank of New York, 4.25%, dated 2/28/2025, due 3/3/2025, repurchase price $7,202,550, collateralized by U.S. Treasury Securities, 1.63% - 4.75%, due 5/15/2031 - 2/15/2041, with a value of $7,202,550.	7,200,000	7,200,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 0.63% - 4.63%, due 10/15/2026 - 11/15/2048, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 1.50% - 3.38%, due 11/30/2028 - 11/15/2048, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.71%, dated
2/28/2025, due 4/28/2025, repurchase price
$403,088, collateralized by Asset-Backed
Securities, 0.00% - 13.22%, due 10/1/2029 -
12/25/2066, Collateralized Mortgage
Obligations, 2.85% - 8.97%, due 5/15/2031 -
10/25/2063, Corporate Notes and Bonds,
0.00% - 16.65%, due 3/26/2025 -
11/15/2066, FHLMC, 5.00% - 6.00%, due
2/1/2040 - 2/1/2055, FNMA, 4.50% - 6.50%,
due 1/1/2054 - 11/1/2054, GNMA, 3.00% -
6.00%, due 8/15/2025 - 1/20/2055,
Sovereign Government Securities, 0.00% -
7.88%, due 1/23/2031 - 9/10/2060 and
U.S. Treasury Securities, 0.00% - 2.63%, due
3/31/2025 - 5/15/2054, with a value of
$431,782.
	400,000	400,000
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 4.73%, dated 2/28/2025, due 4/28/2025, repurchase price $614,729, collateralized by Asset-Backed Securities, 0.00% - 12.86%, due 4/21/2025 - 7/25/2068, Collateralized Mortgage Obligations, 0.15% - 9.43%, due 10/25/2032 - 12/16/2072, Corporate Notes and Bonds, 0.00% - 12.75%, due 3/15/2025 - 5/15/2030 and GNMA, 0.00% - 6.00%, due 2/20/2055, with a value of $653,265.	610,000	610,000
HSBC Securities USA, Inc., 4.43%, dated 2/28/2025, due 3/3/2025, repurchase price $20,007, collateralized by Asset-Backed Securities, 2.02% - 5.07%, due 5/15/2026 - 9/25/2040, Corporate Notes and Bonds, 1.63% - 6.25%, due 9/11/2027 - 12/31/2079 and Municipal Debt Securities, 3.00% - 7.50%, due 2/1/2037 - 8/20/2040, with a value of $21,099.	20,000	20,000
HSBC Securities USA, Inc., 4.43%, dated 2/28/2025, due 3/3/2025, repurchase price $410,151, collateralized by Corporate Notes and Bonds, 1.65% - 9.95%, due 6/5/2026 - 3/15/2062, FHLMC, 1.50% - 7.50%, due 5/1/2028 - 3/1/2055, FNMA, 1.50% - 6.50%, due 1/1/2026 - 6/1/2063, GNMA, 1.50% - 8.00%, due 9/15/2025 - 11/15/2066 and Sovereign Government Securities, 3.50% - 5.25%, due 1/25/2026 - 9/20/2028, with a value of $430,139.	410,000	410,000
ING Financial Markets LLC, 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $120,044, collateralized by Common Stocks, with a value of $129,648.	120,000	120,000
ING Financial Markets LLC, 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $142,052, collateralized by Corporate Notes and Bonds, 1.50% - 6.10%, due 2/1/2026 - 9/27/2046, with a value of $149,156.	142,000	142,000
ING Financial Markets LLC, 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $200,073, collateralized by Corporate Notes and Bonds, 2.50% - 7.00%, due 8/15/2025 - 10/15/2064, with a value of $210,078.	200,000	200,000
ING Financial Markets LLC, 4.60%, dated 2/28/2025, due 4/21/2025, repurchase price $201,329, collateralized by Common Stocks, with a value of $217,656.	200,000	200,000
ING Financial Markets LLC, 4.65%, dated 2/28/2025, due 4/28/2025, repurchase price $453,429, collateralized by Common Stocks, with a value of $489,767.	450,000	450,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Mitsubishi UFJ Trust & Banking Corp., 4.45%, dated 2/28/2025, due 3/6/2025, repurchase price $1,000,742, collateralized by Corporate Notes and Bonds, 0.00% - 5.10%, due 8/7/2025 - 1/15/2032, with a value of $1,050,260.	1,000,000	1,000,000
MUFG Securities Americas, Inc., 4.41%, dated 2/28/2025, due 3/3/2025, repurchase price $50,018, collateralized by Corporate Notes and Bonds, 2.62% - 5.59%, due 6/24/2031 - 10/15/2054 and Sovereign Government Securities, 0.00% - 11.75%, due 10/21/2026 - 12/15/2035, with a value of $52,519.	50,000	50,000
Natixis SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $85,074, collateralized by Asset-Backed Securities, 5.48% - 6.86%, due 7/17/2034 - 1/25/2038, Collateralized Mortgage Obligations, 3.10% - 4.56%, due 8/12/2033 - 5/17/2035 and Corporate Notes and Bonds, 2.59% - 9.88%, due 5/25/2027 - 7/31/2042, with a value of $90,799.	85,000	85,000
Natixis SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $125,108, collateralized by Asset-Backed Securities, 2.90% - 7.01%, due 9/17/2029 - 11/25/2053, Collateralized Mortgage Obligations, 3.10% - 7.69%, due 5/17/2035 - 9/8/2039 and Corporate Notes and Bonds, 3.20% - 9.88%, due 3/5/2030 - 5/15/2051, with a value of $133,296.	125,000	125,000
Natixis SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $404,350, collateralized by Asset-Backed Securities, 5.48% - 7.01%, due 5/17/2031 - 5/17/2038, Collateralized Mortgage Obligations, 5.39% - 5.73%, due 6/15/2033 - 6/16/2036 and Corporate Notes and Bonds, 3.35% - 12.25%, due 6/20/2027 - 1/15/2067, with a value of $430,196.	404,000	404,000
Natixis SA, 4.50%, dated 2/28/2025, due 3/7/2025, repurchase price $50,044, collateralized by Asset-Backed Securities, 4.30% - 6.44%, due 2/15/2027 - 1/25/2038, Collateralized Mortgage Obligations, 3.00% - 6.45%, due 12/25/2046 - 2/25/2064 and Corporate Notes and Bonds, 1.93% - 9.50%, due 6/1/2025 - 7/1/2053, with a value of $53,491.	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	3

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 4.50%, dated 2/28/2025, due 3/7/2025, repurchase price $125,109, collateralized by Asset-Backed Securities, 5.58% - 7.89%, due 4/20/2034 - 1/22/2038, Collateralized Mortgage Obligations, 4.91%, due 12/25/2046, Corporate Notes and Bonds, 2.61% - 7.70%, due 6/1/2027 - 2/8/2051^^ and Sovereign Government Securities, 6.00%, due 10/20/2033, with a value of $133,465.	125,000	125,000
Natixis SA, 4.50%, dated 2/28/2025, due 3/7/2025, repurchase price $200,175, collateralized by Asset-Backed Securities, 4.30% - 6.79%, due 2/15/2027 - 3/17/2038, Collateralized Mortgage Obligations, 2.86% - 5.48%, due 5/12/2034 - 2/25/2067 and Corporate Notes and Bonds, 2.59% - 9.50%, due 2/14/2027 - 5/20/2041, with a value of $212,371.	200,000	200,000
Natixis SA, 4.51%, dated 2/28/2025, due 3/7/2025, repurchase price $75,066, collateralized by Asset-Backed Securities, 6.20% - 6.80%, due 2/5/2031 - 1/22/2038, Collateralized Mortgage Obligations, 3.00%, due 8/17/2061 and Corporate Notes and Bonds, 3.65% - 9.50%, due 7/1/2029 - 3/25/2041, with a value of $79,305.	75,000	75,000
Pershing LLC, 4.73%, dated 2/28/2025, due 5/15/2025, repurchase price $111,098, collateralized by Asset-Backed Securities, 1.40% - 9.11%, due 12/20/2028 - 10/25/2063, Corporate Notes and Bonds, 3.36% - 12.25%, due 11/15/2026 - 2/24/2055, FHLMC, 6.00%, due 6/25/2044, GNMA, 5.50%, due 12/20/2052, Municipal Debt Securities, 5.00%, due 6/1/2039 and U.S. Treasury Securities, 0.00% - 4.38%, due 2/15/2026 - 11/15/2052, with a value of $119,922.	110,000	110,000
RBC Capital Markets LLC, 4.43%, dated 2/28/2025, due 3/5/2025, repurchase price $600,369, collateralized by Certificates of Deposit, 0.00% - 5.10%, due 6/27/2025 - 1/15/2026, Commercial Paper, 0.00% - 4.54%, due 4/1/2025 - 9/3/2025 and Corporate Notes and Bonds, 0.90% - 8.75%, due 3/14/2025 - 12/31/2079^^, with a value of $631,177.	600,000	600,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $210,077, collateralized by Asset-Backed Securities, 2.00% - 5.94%, due 4/22/2030 - 8/25/2061, Collateralized Mortgage Obligations, 4.41% - 8.00%, due 9/20/2039 - 5/17/2057 and Corporate Notes and Bonds, 1.13% - 7.25%, due 5/6/2025 - 7/15/2064^^, with a value of $220,907.	210,000	210,000
Societe Generale SA, 4.47%, dated 2/28/2025, due 3/3/2025, repurchase price $140,052, collateralized by Asset-Backed Securities, 4.81%, due 1/26/2037, Collateralized Mortgage Obligations, 4.38%, due 1/10/2039, Corporate Notes and Bonds, 0.00% - 11.25%, due 1/11/2026 - 3/30/2062^^ and FNMA, 9.60% - 9.85%, due 3/25/2042 - 3/25/2043, with a value of $151,197.	140,000	140,000
Societe Generale SA, 4.47%, dated 2/28/2025, due 3/4/2025, repurchase price $475,236, collateralized by Asset-Backed Securities, 4.81% - 6.25%, due 7/20/2033 - 1/26/2037, Collateralized Mortgage Obligations, 4.01% - 10.57%, due 10/15/2036 - 5/12/2050, Corporate Notes and Bonds, 1.65% - 11.00%, due 1/15/2026 - 6/5/2074^^ and Sovereign Government Securities, 0.55% - 9.88%, due 10/21/2025 - 1/30/2060, with a value of $509,768.	475,000	475,000
Societe Generale SA, 4.40%, dated 2/28/2025, due 3/6/2025, repurchase price $625,458, collateralized by Asset-Backed Securities, 2.43% - 10.57%, due 7/22/2030 - 10/25/2067, Collateralized Mortgage Obligations, 3.06% - 8.75%, due 9/20/2039 - 11/17/2062, Corporate Notes and Bonds, 1.00% - 7.41%, due 3/15/2025 - 9/1/2054^^ and Sovereign Government Securities, 3.25% - 5.20%, due 3/1/2028 - 2/2/2042, with a value of $658,652.	625,000	625,000
Societe Generale SA, 4.57%, dated 2/28/2025, due 3/31/2025, repurchase price $80,315, collateralized by Asset-Backed Securities, 4.81%, due 1/26/2037, Collateralized Mortgage Obligations, 3.32% - 8.25%, due 4/17/2034 - 11/18/2049, Corporate Notes and Bonds, 1.13% - 11.00%, due 3/10/2025 - 2/28/2057^^, FNMA, 10.05%, due 4/25/2043 and Sovereign Government Securities, 3.63% - 9.38%, due 5/18/2025 - 6/5/2049, with a value of $86,539.	80,000	80,000
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 4.71%, dated 2/28/2025, due 5/27/2025, repurchase price $328,742, collateralized by Asset-Backed Securities, 4.75% - 5.18%, due 11/25/2035 - 1/26/2037, Collateralized Mortgage Obligations, 3.24% - 7.31%, due 7/25/2034 - 8/16/2047, Corporate Notes and Bonds, 2.40% - 11.50%, due 4/23/2025 - 12/1/2054^^ and Sovereign Government Securities, 9.38%, due 1/19/2033, with a value of $354,867.	325,000	325,000
TD Securities USA LLC, 4.43%, dated 2/28/2025, due 3/7/2025, repurchase price $700,603, collateralized by Corporate Notes and Bonds, 0.70% - 9.40%, due 6/15/2025 - 10/15/2064, Municipal Debt Securities, 0.00% - 7.50%, due 9/1/2028 - 5/15/2063 and U.S. Treasury Securities, 0.00% - 2.88%, due 3/20/2025 - 8/15/2026, with a value of $740,639.	700,000	700,000
TD Securities USA LLC, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $475,412, collateralized by Corporate Notes and Bonds, 1.65% - 6.17%, due 9/1/2026 - 3/15/2052, with a value of $502,643.	475,000	475,000
TD Securities USA LLC, 4.68%, dated 2/28/2025, due 4/11/2025, repurchase price $226,229, collateralized by Corporate Notes and Bonds, 0.00% - 6.75%, due 10/15/2025 - 3/15/2055, FHLMC, 3.00% - 5.70%, due 6/15/2044 - 3/25/2055 and GNMA, 6.00%, due 9/20/2063, with a value of $236,503.	225,000	225,000
UBS Securities LLC, 4.50%, dated 2/28/2025, due 3/7/2025, repurchase price $400,350, collateralized by Certificates of Deposit, 4.25%, due 2/28/2028, Corporate Notes and Bonds, 1.25% - 12.00%, due 3/6/2025 - 1/15/2083^^ and Sovereign Government Securities, 7.13%, due 1/20/2037, with a value of $423,286.	400,000	400,000
Wells Fargo Securities LLC, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $90,078, collateralized by Commercial Paper, 0.00%, due 3/21/2025 - 9/8/2025, with a value of $94,582.	90,000	90,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Wells Fargo Securities LLC, 4.78%, dated 2/28/2025, due 5/14/2025, repurchase price $277,739, collateralized by Certificates of Deposit, 0.00% - 7.50%, due 3/12/2025 - 4/4/2030, with a value of $292,201.	275,000	275,000
Wells Fargo Securities LLC, 4.78%, dated 2/28/2025, due 5/22/2025, repurchase price $384,188, collateralized by Certificates of Deposit, 4.64%, due 2/25/2026 and Commercial Paper, 0.00% - 5.66%, due 3/4/2025 - 9/18/2025, with a value of $403,768.	380,000	380,000
Total Repurchase Agreements (Cost $23,701,000)		23,701,000
Municipal Bonds — 0.7%
Alaska — 0.1%
Alaska Housing Finance Corp., State Capital Project Series 2022A, Rev., VRDO, LOC : Barclays Bank plc, 4.35%, 3/7/2025 (a)	73,000	73,000
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage
Series 2024 E-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.35%, 3/7/2025 (a)	14,000	14,000
Series 2024 G-2, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 3/7/2025 (a)	10,000	10,000
Total Colorado		24,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 3/7/2025 (a)	70,800	70,800
Minnesota — 0.2%
Ecmc Group, Inc. Series 23-1, VRDO, 4.43%, 3/7/2025 (a)	88,918	88,918
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2024 S, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 4.35%, 3/7/2025 (a)	7,500	7,500
Series 2024Q, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : State Street Bank & Trust Co., 4.35%, 3/7/2025 (a)	17,000	17,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	5

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Series 2024W, Rev., VRDO, LIQ : State Street Bank & Trust Co., 4.35%, 3/7/2025 (a)	20,000	20,000
Series 2025 B, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 3/7/2025 (a)	5,000	5,000
Total Minnesota		138,418
New Hampshire — 0.2%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 4.65%, 3/7/2025 (a) (b)	125,000	125,000
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023, Rev., VRDO, LOC : Korea Development Bank, 4.52%, 3/7/2025 (a) (b)	27,705	27,705
Total New Hampshire		152,705
Pennsylvania — 0.0% ^
Pennsylvania Higher Education Assistance Agency Series 2024A, Rev., VRDO, LOC : Bank of America NA, 4.35%, 3/7/2025 (a)	35,390	35,390
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 3/7/2025 (a)	22,800	22,800
State of Texas, Public Finance Authority Series 2024 A, GO, VRDO, LIQ : FHLB, 4.35%, 3/7/2025 (a)	45,000	45,000
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 4.40%, 3/7/2025 (a)	34,100	34,100
Total Texas		101,900
Total Municipal Bonds (Cost $596,213)		596,213
Corporate Bonds — 0.3%
Banks — 0.3%
Barclays Bank plc (United Kingdom)
(OBFR + 0.20%), 4.53%, 3/3/2025 (b) (c)	125,000	125,009
(OBFR + 0.20%), 4.53%, 3/3/2025 (b) (c)	152,000	152,000
Total Corporate Bonds (Cost $277,000)		277,009
Short Term Investments — 69.6%
Commercial Paper — 35.2%
Antalis SA (France), 4.43%, 4/22/2025 (b) (d)	156,000	154,995
Atlantic Asset Securitization LLC, 4.44%, 8/25/2025 (b) (d)	100,000	97,851
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.20%), 4.56%, 3/3/2025 (b) (c)	60,000	60,012
(SOFR + 0.22%), 4.58%, 3/3/2025 (b) (c)	90,000	90,020
(SOFR + 0.25%), 4.61%, 3/3/2025 (b) (c)	42,000	42,006
(SOFR + 0.26%), 4.62%, 3/3/2025 (b) (c)	100,000	100,027
4.54%, 5/21/2025 (b) (d)	97,000	96,059
4.44%, 6/23/2025 (b) (d)	113,000	111,469
4.43%, 10/27/2025 (b) (d)	125,000	121,438
4.43%, 10/29/2025 (b) (d)	59,000	57,305
4.43%, 10/31/2025 (b) (d)	88,000	85,452
Bank of Montreal (Canada)
(SOFR + 0.34%), 4.70%, 3/3/2025 (b) (c)	105,000	105,052
(SOFR + 0.35%), 4.71%, 3/3/2025 (c)	142,000	142,089
5.15%, 4/3/2025 (d)	5,000	4,979
5.16%, 4/8/2025 (d)	16,000	15,924
5.34%, 4/30/2025 (d)	13,000	12,904
4.93%, 5/28/2025 (d)	46,000	45,506
5.28%, 6/10/2025 (d)	70,000	69,139
4.55%, 6/17/2025 (d)	72,000	71,054
5.22%, 7/1/2025 (d)	100,000	98,520
4.49%, 9/3/2025 (d)	92,000	89,946
4.52%, 11/7/2025 (d)	172,000	166,862
4.58%, 11/21/2025 (d)	243,000	235,348
4.60%, 11/25/2025 (d)	51,000	49,371
4.49%, 2/3/2026 (d)	55,000	52,822
Bank of New Zealand (New Zealand), 4.57%, 3/6/2025 (b) (d)	72,000	71,948
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.31%), 4.67%, 3/3/2025 (b) (c)	332,000	332,065
(SOFR + 0.32%), 4.68%, 3/3/2025 (b) (c)	41,000	41,017
4.69%, 3/3/2025 (b)	81,000	81,041
4.55%, 6/3/2025 (b) (d)	286,000	282,738
4.44%, 10/31/2025 (b) (d)	147,000	142,781
4.55%, 11/12/2025 (b) (d)	205,000	198,851
4.49%, 2/20/2026 (b) (d)	82,000	78,624
Barclays Bank plc (United Kingdom), 4.47%, 8/6/2025 (b) (d)	25,000	24,517
Bedford Row Funding Corp.
(SOFR + 0.20%), 4.56%, 3/3/2025 (b) (c)	55,000	55,002
4.58%, 5/20/2025 (d)	119,000	117,833
Bennington Stark Capital Co. LLC, (SOFR + 0.20%), 4.56%, 3/3/2025 (b) (c)	124,679	124,682
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
BNP Paribas SA (France)
(SOFR + 0.20%), 4.56%, 3/3/2025 (c)	75,000	75,000
5.29%, 3/11/2025 (d)	110,000	109,855
4.70%, 3/11/2025 (d)	68,000	67,910
4.45%, 4/1/2025 (d)	479,000	477,154
BofA Securities, Inc.
4.38%, 3/27/2025 (d)	90,000	89,704
4.60%, 5/20/2025 (d)	120,000	118,809
BPCE SA (France), 4.42%, 5/15/2025 (b) (d)	134,000	132,768
CAFCO LLC, 4.61%, 5/23/2025 (b) (d)	25,000	24,746
Caisse d'Amortissement de la Dette Sociale (France), 4.82%, 3/3/2025 (b) (d)	27,000	26,990
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.30%), 4.66%, 3/3/2025 (b) (c)	300,000	300,119
(SOFR + 0.34%), 4.70%, 3/3/2025 (b) (c)	187,000	187,160
5.28%, 5/23/2025 (b) (d)	100,000	98,989
5.21%, 6/6/2025 (b) (d)	92,000	90,915
5.22%, 7/2/2025 (b) (d)	105,000	103,431
4.14%, 10/3/2025 (b) (d)	152,000	148,098
4.38%, 10/17/2025 (b) (d)	207,000	201,356
4.43%, 10/31/2025 (b) (d)	177,000	171,893
4.56%, 11/12/2025 (b) (d)	145,000	140,621
Canadian Imperial Holdings, Inc. (Canada)
5.06%, 4/17/2025 (b) (d)	50,000	49,710
4.48%, 11/7/2025 (b) (d)	45,000	43,666
CDP Financial, Inc. (Canada), 4.51%, 2/4/2026 (b) (d)	50,000	48,004
Charta LLC
4.61%, 5/23/2025 (b) (d)	75,000	74,235
4.47%, 8/21/2025 (d)	63,085	61,762
Chesham Finance Ltd. (Cayman Islands)
Series 1, (SOFR + 0.17%), 4.53%, 3/3/2025 (b) (c)	100,000	100,001
Series 2, 4.39%, 3/4/2025 (b) (d)	257,000	256,876
Series 1, 0.00%, 3/7/2025 (b)	250,000	249,788
Series 2, 4.41%, 3/7/2025 (b) (d)	310,000	309,737
China Construction Bank Corp. (China), 4.35%, 3/3/2025 (b) (d)	349,000	348,872
Commonwealth Bank of Australia (Australia)
(SOFR + 0.22%), 4.58%, 3/3/2025 (b) (c)	100,000	100,012
(SOFR + 0.25%), 4.61%, 3/3/2025 (b) (c)	56,000	56,007
(SOFR + 0.28%), 4.64%, 3/3/2025 (b) (c)	185,000	185,090
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Concord Minutemen Capital Co. LLC
Series C, (SOFR + 0.30%), 4.66%, 3/3/2025 (b) (c)	50,000	50,003
Series C, (SOFR + 0.30%), 4.66%, 3/3/2025 (b) (c)	100,000	100,005
Series C, (SOFR + 0.30%), 4.66%, 3/3/2025 (b) (c)	40,000	40,002
Series A, 4.35%, 3/4/2025 (b) (d)	211,181	211,078
Series A, 4.41%, 3/5/2025 (b) (d)	175,000	174,893
Cooperatieve Rabobank UA (Netherlands)
4.33%, 3/3/2025 (d)	95,000	94,966
4.76%, 4/28/2025 (d)	85,975	85,361
Credit Agricole Corporate and Investment Bank (France), 4.41%, 3/24/2025 (d)	150,000	149,568
Credit Industriel et Commercial (France), 4.47%, 8/11/2025 (b) (d)	135,000	132,351
Danske Bank A/S (Denmark)
4.48%, 3/10/2025 (b) (d)	300,000	299,637
4.38%, 4/29/2025 (b) (d)	240,000	238,248
DBS Bank Ltd. (Singapore)
4.48%, 3/13/2025 (b) (d)	100,000	99,844
4.39%, 5/15/2025 (b) (d)	45,000	44,586
Dexia Credit Local (Belgium)
4.81%, 3/3/2025 (b) (d)	183,500	183,434
4.46%, 4/2/2025 (b) (d)	178,000	177,292
4.60%, 5/2/2025 (b) (d)	90,000	89,314
4.63%, 6/16/2025 (b) (d)	57,000	56,253
DNB Bank ASA (Norway)
4.51%, 3/11/2025 (b) (d)	95,000	94,875
5.21%, 4/1/2025 (b) (d)	9,000	8,966
4.58%, 4/10/2025 (b) (d)	108,000	107,471
4.94%, 4/29/2025 (b) (d)	75,000	74,461
4.52%, 5/12/2025 (b) (d)	96,000	95,160
4.49%, 2/9/2026 (b) (d)	93,000	89,288
DZ Bank AG (Germany), 4.32%, 3/3/2025 (b) (d)	600,000	599,784
Erste Finance Delaware LLC (Austria), 4.34%, 3/5/2025 (b) (d)	375,000	374,775
European Investment Bank (Luxembourg), 4.96%, 4/17/2025 (d)	46,000	45,739
Fairway Finance Co. LLC, 4.41%, 3/24/2025 (b) (d)	50,000	49,854
Federation des Caisses Desjardins du Quebec (Canada)
4.35%, 3/27/2025 (b) (d)	200,000	199,346
4.55%, 4/30/2025 (b) (d)	58,000	57,571
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	7

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.38%, 3/4/2025 (b) (d)	278,000	277,866
5.08%, 4/21/2025 (b) (d)	195,000	193,788
4.44%, 5/21/2025 (d)	350,000	346,535
Glencove Funding LLC (Ireland), 4.57%, 3/11/2025 (b) (d)	45,000	44,940
Great Bear Funding LLC
(OBFR + 0.23%), 4.56%, 3/3/2025 (b) (c)	100,000	100,000
(OBFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	75,000	75,005
(OBFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	115,000	115,002
4.34%, 3/6/2025 (b) (d)	100,000	99,927
Industrial & Commercial Bank of China Ltd. (China), 4.35%, 3/3/2025 (b) (d)	205,000	204,926
ING US Funding LLC (Netherlands)
(SOFR + 0.19%), 4.52%, 3/3/2025 (b) (c)	49,000	49,002
(SOFR + 0.24%), 4.57%, 3/3/2025 (b) (c)	298,000	298,007
(SOFR + 0.25%), 4.58%, 3/3/2025 (c)	100,000	100,018
(SOFR + 0.25%), 4.58%, 3/3/2025 (c)	60,000	60,009
4.78%, 3/4/2025 (d)	120,000	119,942
4.82%, 3/5/2025 (d)	185,000	184,889
5.28%, 3/10/2025 (b) (d)	100,000	99,880
5.05%, 4/17/2025 (b) (d)	40,000	39,767
4.93%, 4/29/2025 (b) (d)	209,540	208,014
4.54%, 6/17/2025 (d)	140,000	138,147
4.45%, 7/7/2025 (b) (d)	61,000	60,050
4.39%, 7/24/2025 (b) (d)	60,000	58,952
4.42%, 10/7/2025 (b) (d)	160,000	155,809
Ionic Funding LLC
Series IIIA, 4.70%, 3/4/2025 (d)	25,000	24,988
Series IIIA, 4.38%, 3/6/2025 (d)	150,000	149,890
Series IIIA, 4.65%, 3/17/2025 (d)	245,000	244,488
Series IIIA, 4.47%, 5/9/2025 (d)	140,000	138,806
Kreditanstalt fuer Wiederaufbau (Germany)
4.47%, 3/12/2025 (b) (d)	150,000	149,794
4.46%, 3/13/2025 (b) (d)	200,000	199,701
4.46%, 3/17/2025 (b) (d)	75,000	74,851
Lexington Parker Capital Co. LLC Series A, 4.35%, 3/5/2025 (b) (d)	200,000	199,879
Liberty Street Funding LLC
4.55%, 3/5/2025 (d)	25,000	24,985
4.55%, 3/6/2025 (d)	25,000	24,982
4.41%, 3/25/2025 (b) (d)	62,000	61,812
4.38%, 3/26/2025 (b) (d)	74,000	73,767
4.54%, 4/30/2025 (b) (d)	72,000	71,468
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.46%, 6/6/2025 (d)	50,000	49,403
4.47%, 6/9/2025 (d)	50,000	49,385
4.44%, 7/7/2025 (b) (d)	108,000	106,320
Lloyds Bank plc (United Kingdom)
4.54%, 5/1/2025 (d)	123,000	122,077
4.39%, 5/2/2025 (d)	55,000	54,580
LMA-Americas LLC
4.58%, 4/16/2025 (b) (d)	50,000	49,714
4.58%, 4/17/2025 (b) (d)	25,000	24,854
4.41%, 5/6/2025 (d)	30,000	29,756
4.44%, 8/25/2025 (b) (d)	52,450	51,333
Macquarie Bank Ltd. (Australia)
(SOFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	57,000	57,013
4.39%, 3/28/2025 (b) (d)	97,000	96,669
4.56%, 4/17/2025 (b) (d)	103,000	102,396
4.56%, 4/21/2025 (b) (d)	90,000	89,427
4.39%, 5/6/2025 (b) (d)	45,000	44,631
4.55%, 6/2/2025 (b) (d)	94,000	92,928
4.57%, 6/11/2025 (b) (d)	143,000	141,215
4.49%, 8/14/2025 (d)	50,000	48,995
Mizuho Bank Ltd. (Japan)
4.52%, 3/10/2025 (b) (d)	100,000	99,879
4.42%, 3/28/2025 (b) (d)	97,000	96,670
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.24%), 4.60%, 3/3/2025 (b) (c)	236,000	236,066
Series B, (SOFR + 0.24%), 4.60%, 3/3/2025 (b) (c)	132,000	132,036
Series B, (SOFR + 0.25%), 4.61%, 3/3/2025 (b) (c)	105,000	105,015
Series B, (SOFR + 0.27%), 4.63%, 3/3/2025 (b) (c)	88,000	88,004
Series B, (SOFR + 0.28%), 4.64%, 3/3/2025 (b) (c)	142,000	142,073
Series CP, 4.46%, 3/10/2025 (b) (d)	210,000	209,747
National Bank of Canada (Canada)
(SOFR + 0.26%), 4.62%, 3/3/2025 (b) (c)	199,000	199,066
(SOFR + 0.32%), 4.68%, 3/3/2025 (b) (c)	300,000	300,220
4.36%, 3/26/2025 (b) (d)	150,000	149,530
5.06%, 4/16/2025 (b) (d)	200,000	198,865
National Westminster Bank plc (United Kingdom), 4.44%, 3/25/2025 (b) (d)	100,000	99,699
Natixis SA (France)
4.40%, 4/14/2025 (d)	267,000	265,544
4.42%, 5/12/2025 (d)	215,000	213,098
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Nederlandse Waterschapsbank NV (Netherlands), 0.00%, 3/10/2025 (b)	300,000	299,639
Nieuw Amsterdam Receivables Corp. (Netherlands)
4.40%, 3/7/2025 (b) (d)	59,935	59,884
4.54%, 3/10/2025 (b) (d)	35,000	34,958
4.53%, 3/13/2025 (b) (d)	100,000	99,842
Norfina Ltd. (Australia), 4.64%, 4/14/2025 (b) (d)	52,000	51,718
NRW Bank (Germany)
4.71%, 3/5/2025 (b) (d)	71,000	70,958
4.36%, 3/28/2025 (d)	183,000	182,398
4.55%, 4/11/2025 (b) (d)	173,000	172,147
Old Line Funding LLC
(SOFR + 0.24%), 4.57%, 3/3/2025 (b) (c)	75,000	75,006
(SOFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	45,000	45,003
4.55%, 6/4/2025 (b) (d)	118,000	116,629
Oversea-Chinese Banking Corp. Ltd. (Singapore)
4.51%, 3/10/2025 (b) (d)	200,000	199,761
4.38%, 5/2/2025 (b) (d)	93,000	92,281
4.39%, 5/6/2025 (b) (d)	91,000	90,253
Paradelle Funding LLC
(SOFR + 0.33%), 4.69%, 3/3/2025 (c)	100,000	100,008
(SOFR + 0.38%), 4.74%, 3/3/2025 (c)	100,000	100,050
4.51%, 1/23/2026 (d)	300,000	288,350
Podium Funding Trust (Canada), 4.56%, 8/27/2025 (d)	140,000	136,969
Procter & Gamble Co. (The)
4.77%, 4/10/2025 (b) (d)	24,890	24,770
4.77%, 4/11/2025 (b) (d)	56,000	55,725
4.78%, 4/22/2025 (b) (d)	46,000	45,713
Queensland Treasury Corp. (Australia)
4.41%, 3/31/2025 (d)	100,000	99,629
4.54%, 4/17/2025 (d)	52,000	51,702
Royal Bank of Canada (Canada)
(SOFR + 0.28%), 4.64%, 3/3/2025 (b) (c)	295,000	295,142
(SOFR + 0.35%), 4.71%, 3/3/2025 (b) (c)	127,000	127,137
4.16%, 10/3/2025 (b) (d)	104,000	101,344
4.42%, 10/6/2025 (b) (d)	58,000	56,499
4.43%, 10/21/2025 (b) (d)	114,000	110,859
4.48%, 11/6/2025 (b) (d)	25,000	24,265
4.48%, 2/2/2026 (b) (d)	166,000	159,460
Sanford Health
4.53%, 4/21/2025 (d)	25,000	24,834
4.54%, 4/29/2025 (d)	80,000	79,387
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.54%, 5/6/2025 (d)	80,000	79,315
Santander UK plc (United Kingdom)
4.48%, 3/7/2025 (d)	375,000	374,683
4.38%, 4/7/2025 (d)	284,000	282,704
4.47%, 5/6/2025 (d)	245,000	243,036
Sheffield Receivables Co. LLC (United Kingdom)
4.60%, 4/4/2025 (b) (d)	160,000	159,320
4.46%, 7/16/2025 (b) (d)	70,000	68,834
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.18%), 4.51%, 3/3/2025 (b) (c)	153,000	153,006
(SOFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	56,000	56,005
(SOFR + 0.33%), 4.66%, 3/3/2025 (b) (c)	50,000	50,029
4.94%, 4/24/2025 (b) (d)	37,260	37,013
4.76%, 4/29/2025 (b) (d)	95,860	95,167
4.22%, 7/3/2025 (b) (d)	170,000	167,446
4.18%, 10/3/2025 (b) (d)	260,000	253,280
4.42%, 10/7/2025 (b) (d)	175,000	170,397
4.42%, 10/8/2025 (b) (d)	52,430	51,045
Societe Generale SA (France), 4.40%, 5/13/2025 (b) (d)	100,000	99,098
Standard Chartered Bank (United Kingdom), 4.55%, 6/13/2025 (b) (d)	150,000	148,067
Starbird Funding Corp.
4.44%, 3/24/2025 (b) (d)	50,000	49,855
4.47%, 8/20/2025 (b) (d)	54,000	52,874
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.23%), 4.59%, 3/3/2025 (b) (c)	165,000	165,002
(SOFR + 0.27%), 4.63%, 3/3/2025 (b) (c)	100,000	100,016
Sumitomo Mitsui Trust Bank Ltd. (Japan)
4.44%, 4/24/2025 (b) (d)	66,000	65,555
4.43%, 4/28/2025 (b) (d)	110,000	109,202
4.47%, 7/24/2025 (b) (d)	268,000	263,315
4.47%, 7/25/2025 (b) (d)	13,000	12,771
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	75,000	75,009
(SOFR + 0.25%), 4.58%, 3/3/2025 (b) (c)	42,000	42,006
(SOFR + 0.34%), 4.67%, 3/3/2025 (b) (c)	156,000	156,125
5.14%, 4/1/2025 (b) (d)	35,000	34,864
4.43%, 6/10/2025 (b) (d)	155,000	153,112
4.92%, 7/28/2025 (b) (d)	75,000	73,659
4.42%, 10/8/2025 (b) (d)	117,000	113,939
4.50%, 10/27/2025 (b) (d)	149,000	144,788
4.53%, 11/24/2025 (b) (d)	60,000	58,120
4.45%, 2/3/2026 (b) (d)	110,000	105,692
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	9

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Swedbank AB (Sweden), (SOFR + 0.20%), 4.53%, 3/3/2025 (b) (c)	87,000	87,016
Thunder Bay Funding LLC
4.61%, 4/23/2025 (b) (d)	50,000	49,674
4.56%, 8/15/2025 (d)	50,000	48,991
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.20%), 4.53%, 3/3/2025 (b) (c)	39,000	39,001
(SOFR + 0.35%), 4.68%, 3/3/2025 (b) (c)	260,000	260,215
(SOFR + 0.35%), 4.68%, 3/3/2025 (b) (c)	128,000	128,084
4.51%, 3/11/2025 (b) (d)	73,000	72,904
5.06%, 4/17/2025 (b) (d)	100,000	99,413
4.77%, 5/16/2025 (b) (d)	160,000	158,499
4.93%, 5/22/2025 (b) (d)	110,000	108,890
4.63%, 5/27/2025 (b) (d)	160,000	158,292
5.22%, 7/1/2025 (b) (d)	60,000	59,110
4.42%, 10/1/2025 (b) (d)	172,000	167,594
4.14%, 10/2/2025 (b) (d)	152,000	148,089
4.48%, 10/22/2025 (b) (d)	60,000	58,319
4.50%, 10/30/2025 (b) (d)	145,000	140,805
TotalEnergies Capital SA (France)
4.45%, 3/31/2025 (d)	23,000	22,914
4.40%, 4/28/2025 (b) (d)	100,000	99,285
Toyota Credit Canada, Inc. (Canada), 5.15%, 4/14/2025 (d)	50,000	49,722
Toyota Credit de Puerto Rico Corp.
5.30%, 3/18/2025 (d)	50,000	49,891
4.74%, 5/21/2025 (d)	25,000	24,746
Toyota Motor Credit Corp.
(SOFR + 0.29%), 4.62%, 3/3/2025 (c)	43,000	43,016
4.76%, 5/16/2025 (d)	57,000	56,468
4.65%, 5/23/2025 (d)	20,000	19,797
Trustees of Princeton University (The)
4.58%, 3/5/2025	35,000	35,001
4.37%, 4/8/2025	28,000	27,998
Vanderbilt University (The), 4.38%, 4/10/2025 (d)	18,000	17,915
Versailles Commercial Paper LLC
4.64%, 3/6/2025 (d)	13,000	12,991
4.64%, 3/7/2025 (d)	107,000	106,909
Victory Receivables Corp.
4.43%, 4/15/2025 (b) (d)	100,000	99,441
4.44%, 4/17/2025 (b) (d)	75,000	74,563
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 4.63%, 3/3/2025 (b) (c)	50,000	50,004
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
(SOFR + 0.27%), 4.63%, 3/3/2025 (b) (c)	25,000	25,002
(SOFR + 0.28%), 4.64%, 3/3/2025 (b) (c)	100,000	100,031
(SOFR + 0.31%), 4.67%, 3/3/2025 (b) (c)	73,000	73,039
4.15%, 9/26/2025 (b) (d)	52,000	50,711
Total Commercial Paper (Cost $30,971,984)		30,977,755
Certificates of Deposits — 15.4%
ABN AMRO Bank NV (Netherlands) , 4.54%, 5/12/2025 (d)	152,000	150,634
Bank of America NA
(SOFR + 0.20%), 4.53%, 3/3/2025 (c)	142,000	142,018
5.16%, 4/29/2025	177,000	177,183
Bank of Montreal (Canada)
(SOFR + 0.35%), 4.71%, 3/3/2025 (c)	46,000	46,030
(SOFR + 0.38%), 4.74%, 3/3/2025 (c)	70,000	70,050
5.16%, 4/4/2025 (d)	26,000	25,888
5.53%, 5/2/2025	25,000	25,041
4.59%, 11/7/2025	32,000	32,031
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.28%), 4.64%, 3/3/2025 (c)	309,000	309,115
5.40%, 4/2/2025	30,000	30,021
Barclays Bank plc (United Kingdom)
(SOFR + 0.22%), 4.55%, 3/3/2025 (c)	146,000	146,012
(SOFR + 0.22%), 4.55%, 3/3/2025 (c)	116,000	116,009
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.34%), 4.70%, 3/3/2025 (c)	100,000	100,084
(SOFR + 0.35%), 4.71%, 3/3/2025 (c)	60,000	60,054
5.42%, 4/8/2025	30,000	30,027
5.55%, 4/17/2025	22,000	22,028
5.51%, 5/22/2025	57,000	57,121
5.43%, 6/6/2025	105,000	105,242
China Construction Bank Corp. (China)
4.38%, 3/6/2025	300,000	300,000
4.38%, 3/7/2025	142,000	142,000
4.51%, 5/27/2025	80,000	79,999
Cooperatieve Rabobank UA (Netherlands)
4.53%, 8/6/2025	40,000	40,014
4.60%, 11/13/2025	30,000	30,033
4.49%, 1/26/2026 (d)	50,000	48,073
4.48%, 2/4/2026 (d)	60,000	57,628
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.16%), 4.52%, 3/3/2025 (c)	145,000	145,000
4.80%, 3/11/2025	118,000	118,013
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
4.80%, 3/11/2025	100,000	100,011
4.50%, 3/24/2025	100,000	100,006
4.43%, 4/24/2025 (d)	100,000	99,325
5.58%, 4/25/2025	25,000	25,039
5.58%, 4/30/2025	12,000	12,020
4.60%, 5/2/2025	77,000	77,026
5.50%, 5/23/2025	90,000	90,199
5.52%, 5/23/2025	100,000	100,226
5.55%, 5/30/2025	150,000	150,377
4.65%, 6/3/2025	78,000	78,048
4.49%, 8/12/2025	70,000	70,035
4.48%, 9/2/2025	200,000	200,102
Credit Industriel et Commercial (France)
5.31%, 3/3/2025 (d)	143,000	142,948
5.23%, 3/3/2025 (d)	105,000	104,962
5.50%, 3/3/2025	71,000	71,006
5.50%, 3/10/2025	63,000	63,018
4.70%, 3/13/2025 (d)	132,000	131,794
4.80%, 3/17/2025	66,000	66,012
4.48%, 4/2/2025	200,000	200,012
4.58%, 5/12/2025 (d)	213,000	211,108
4.49%, 8/12/2025	70,000	70,024
DZ Bank AG (Germany)
5.13%, 4/28/2025	77,440	77,525
4.65%, 5/27/2025	157,000	157,084
4.47%, 8/15/2025	57,000	57,023
4.47%, 8/25/2025 (d)	100,000	97,848
4.48%, 9/15/2025	142,000	142,055
HSBC Bank USA NA (SOFR + 0.20%), 4.56%, 3/3/2025 (c)	31,000	31,000
Industrial & Commercial Bank of China Ltd. (China) , 4.48%, 3/3/2025	150,000	150,002
KBC Bank NV (Belgium)
4.50%, 3/26/2025	75,000	75,002
4.41%, 4/23/2025	85,000	84,999
Kookmin Bank (South Korea)
(SOFR + 0.60%), 4.96%, 3/3/2025 (c)	50,000	50,009
5.00%, 3/14/2025	50,000	50,010
Korea Development Bank (The) (South Korea) , 4.63%, 4/17/2025	50,000	50,004
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.23%), 4.59%, 3/3/2025 (c)	147,000	147,025
4.35%, 3/7/2025	287,000	287,000
4.48%, 7/28/2025 (d)	70,000	68,729
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Mizuho Bank Ltd. (Japan)
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	185,000	185,002
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	155,000	155,008
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	154,000	154,026
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	227,000	227,038
4.53%, 6/17/2025	147,000	147,020
4.48%, 7/24/2025	188,000	188,034
4.48%, 8/5/2025	143,000	143,035
4.49%, 8/12/2025	170,000	170,054
MUFG Bank Ltd. (Japan)
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	193,000	193,007
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	130,000	130,006
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	108,000	108,020
4.54%, 6/10/2025	245,000	245,030
National Australia Bank Ltd. (Australia)
(SOFR + 0.23%), 4.61%, 3/3/2025 (c)	200,000	200,046
4.77%, 3/10/2025 (d)	120,000	119,854
4.46%, 6/16/2025 (d)	150,000	148,019
4.23%, 6/30/2025 (d)	260,000	256,129
4.46%, 7/28/2025 (d)	50,000	49,088
Norinchukin Bank (The) (Japan)
4.35%, 3/7/2025	200,000	200,000
4.40%, 3/24/2025	85,000	84,998
4.40%, 3/28/2025	204,000	203,992
Oversea-Chinese Banking Corp. Ltd. (Singapore)
4.55%, 3/10/2025	200,000	200,011
4.40%, 5/5/2025	70,000	69,991
Skandinaviska Enskilda Banken AB (Sweden)
5.19%, 4/28/2025	100,000	100,115
5.18%, 4/29/2025	60,000	60,069
5.52%, 5/29/2025	40,000	40,096
5.52%, 5/30/2025	30,000	30,072
5.06%, 7/30/2025	131,000	131,296
5.06%, 7/31/2025	15,000	15,034
4.42%, 8/29/2025	60,000	60,009
4.54%, 11/10/2025	121,000	121,103
4.55%, 2/18/2026	50,000	50,096
Standard Chartered Bank (United Kingdom)
4.60%, 6/11/2025	153,000	153,029
4.50%, 8/18/2025	50,000	49,993
State Street Bank & Trust Co.
(SOFR + 0.27%), 4.60%, 3/3/2025 (c)	280,000	280,006
4.62%, 5/12/2025	303,000	303,105
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	11

JPMorgan Prime Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.22%), 4.58%, 3/3/2025 (c)	122,000	122,012
(SOFR + 0.22%), 4.58%, 3/3/2025 (c)	102,000	102,012
(SOFR + 0.23%), 4.59%, 3/3/2025 (c)	231,000	231,036
(SOFR + 0.23%), 4.59%, 3/3/2025 (c)	61,000	61,008
(SOFR + 0.26%), 4.62%, 3/3/2025 (c)	163,000	163,023
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.23%), 4.56%, 3/3/2025 (c)	140,000	140,007
(SOFR + 0.23%), 4.59%, 3/3/2025 (c)	73,000	73,002
(SOFR + 0.23%), 4.59%, 3/3/2025 (c)	23,000	23,001
4.44%, 4/1/2025 (d)	100,000	99,611
4.44%, 4/3/2025 (d)	190,000	189,214
4.44%, 4/7/2025 (d)	130,000	129,398
4.44%, 4/8/2025 (d)	135,000	134,358
4.62%, 4/15/2025 (d)	200,000	198,873
4.43%, 4/24/2025	100,000	99,994
Svenska Handelsbanken AB (Sweden)
5.23%, 4/22/2025	80,000	80,080
5.52%, 5/28/2025	65,000	65,156
Swedbank AB (Sweden) , 4.62%, 4/16/2025	260,000	260,067
Toronto-Dominion Bank (The) (Canada)
5.40%, 3/28/2025	50,000	50,030
5.55%, 4/17/2025	33,000	33,039
5.57%, 4/22/2025	11,000	11,015
5.53%, 5/28/2025	65,000	65,146
Total Certificates of Deposit (Cost $13,592,066)		13,596,474
Time Deposits — 14.3%
Agricultural Bank of China Ltd.
4.38%, 3/4/2025	350,000	350,000
4.38%, 3/6/2025	250,000	250,000
Australia & New Zealand Banking Group Ltd.
4.34%, 3/3/2025	400,000	400,000
4.35%, 3/4/2025	185,000	185,000
4.35%, 3/5/2025	240,000	240,000
4.35%, 3/6/2025	150,000	150,000
4.35%, 3/7/2025	130,000	130,000
China Construction Bank Corp. 4.35%, 3/3/2025	400,000	400,000
DBS Bank Ltd.
4.35%, 3/3/2025	200,000	200,000
4.35%, 3/3/2025	150,000	150,000
4.35%, 3/4/2025	100,000	100,000
Erste Group Bank AG 4.33%, 3/3/2025	850,000	850,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
First Abu Dhabi Bank USA NV
4.33%, 3/3/2025	1,750,000	1,750,000
4.35%, 3/6/2025	1,000,000	1,000,000
Industrial & Commercial Bank of China Ltd.
4.35%, 3/3/2025	950,000	950,000
4.35%, 3/3/2025	450,000	450,000
ING Bank NV (Netherlands)
4.34%, 3/4/2025	750,000	750,000
4.34%, 3/7/2025	400,000	400,000
Mizuho Bank Ltd.
4.33%, 3/3/2025	100,000	100,000
4.34%, 3/3/2025	250,000	250,000
National Bank of Canada (Canada) 3/3/2025 (a)	500,000	500,000
Royal Bank of Canada
4.33%, 3/3/2025	750,000	750,000
4.34%, 3/6/2025	300,000	300,000
Skandinaviska Enskilda Banken AB
4.33%, 3/3/2025	600,000	600,000
4.34%, 3/4/2025	350,000	350,000
4.34%, 3/6/2025	600,000	600,000
Svenska Handelsbanken AB 4.31%, 3/3/2025	400,000	400,000
Total Time Deposits (Cost $12,555,000)		12,555,000
U.S. Treasury Obligations — 4.7%
U.S. Treasury Bills
4.41%, 4/1/2025 (d)	600,000	597,947
4.32%, 4/10/2025 (d)	21,765	21,668
4.26%, 4/15/2025 (d)	600,000	596,966
4.32%, 5/15/2025 (d)	555,000	550,276
4.35%, 5/22/2025 (d)	600,000	594,401
4.35%, 6/5/2025 (d)	300,000	296,719
4.25%, 6/12/2025 (d)	900,000	889,420
4.19%, 10/2/2025 (d)	605,000	590,450
Total U.S. Treasury Obligations (Cost $4,136,345)		4,137,847
Total Short Term Investments (Cost $61,255,395)		61,267,076
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 97.6% (Cost $85,829,608)		85,841,298
Other Assets in Excess of Liabilities — 2.4%		2,138,483
NET ASSETS — 100.0%		87,979,781

Percentages indicated are based on net assets.

Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 28,
2025.

(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(d)	The rate shown is the effective yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	13

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 91.3%
Alabama — 0.5%
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1353, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,775	4,775
Series 2023-YX1319, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	4,050	4,050
Total Alabama		8,825
Alaska — 3.7%
Alaska Housing Finance Corp., Home Mortgage Series 2009 B, Rev., VRDO, LIQ : FHLB, 1.86%, 3/7/2025 (b)	30,720	30,720
City of Valdez, Exxon Pipeline Co. Project
Series 1993-B, Rev., VRDO, 1.50%, 3/3/2025 (b)	36,815	36,815
Series 1993-C, Rev., VRDO, 1.50%, 3/3/2025 (b)	5,515	5,515
Total Alaska		73,050
Arizona — 1.8%
Arizona Industrial Development Authority, 67 Flats Project Series 2023A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/7/2025 (b)	17,400	17,400
Deutsche Bank Spears Series DB-8141, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	10,390	10,390
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 1.91%, 3/6/2025 (b)	360	360
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6037, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	2,835	2,835
Series 2024-XG0580, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,570	3,570
Series 2023-BAML6007, Rev., VRDO, LOC : Bank of America NA, 2.01%, 3/7/2025 (a) (b)	1,000	1,000
Total Arizona		35,555
California — 3.5%
Regents of the University of California Medical Center Pooled Series 2013 K, Rev., VRDO, 0.85%, 3/3/2025 (b)	5,820	5,820
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3029, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	17,798	17,798
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	12,550	12,550
Series 2022-XM1007, Rev., VRDO, LIQ : Royal Bank of Canada, 1.88%, 3/6/2025 (a) (b)	2,775	2,775
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2023-ZF3175, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.87%, 3/7/2025 (a) (b)	7,795	7,795
Series 2022-XX1237, GO, VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	6,665	6,665
Series 2022-XG0372, COP, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	475	475
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	605	605
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,385	1,385
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	8,015	8,015
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	5,050	5,050
Total California		68,933
Colorado — 1.4%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (b)	10,515	10,515
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0420, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	4,000	4,000
Series 2023-XF1619, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,000	4,000
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	10,000	10,000
Total Colorado		28,515
Connecticut — 1.9%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2019 F-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.85%, 3/7/2025 (b)	22,000	22,000
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (b)	2,400	2,400
Subseries 2020A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1255, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,010	3,010
Total Connecticut		37,410
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — 0.5%
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2024B, Subseries B-2, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 3/3/2025 (b)	5,500	5,500
District of Columbia, Progressive Life Center Series 2008A, Rev., VRDO, LOC : Truist Bank, 3.00%, 3/7/2025 (b)	655	655
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1195, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	1,790	1,790
Series 2023-ZL0506, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,360	1,360
Total District of Columbia		9,305
Florida — 6.8%
County of Escambia, Gulf Power Co., Project Series R, Rev., VRDO, 2.00%, 3/7/2025 (b)	10,000	10,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.70%, 3/7/2025 (b)	10,000	10,000
Deutsche Bank Spears Series DB-8160, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	6,015	6,015
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 1.50%, 3/3/2025 (b)	17,940	17,940
New Hampshire Business Finance Authority Series 2025-VRS101, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	14,900	14,900
Public Finance Authority Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	16,000	16,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	8,000	8,000
Series 2024-BAML6031, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	8,840	8,840
Series 2024-BAML6032, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	10,485	10,485
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,850	2,850
Series 2022-XL0324, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,650	4,650
Series 2023-XF3080, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	5,995	5,995
Series 2023-ZL0485, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,500	2,500
Series 2024 XL0551, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	2,230	2,230
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Series 2025-XF1808, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	2,670	2,670
Series 2023-XF1666, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/7/2025 (a) (b)	4,960	4,960
Series 2024-BAML6018, Rev., VRDO, LOC : Bank of America NA, 1.98%, 3/7/2025 (a) (b)	7,240	7,240
Total Florida		135,275
Georgia — 1.5%
Development Authority of Monroe County (The), Gulf Power Co. Project Series 2002-1, Rev., VRDO, 2.05%, 3/7/2025 (b)	14,000	14,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3232, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	4,000	4,000
Series 2024-XF1786, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	7,595	7,595
Series 2023-XF1593, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/7/2025 (a) (b)	4,000	4,000
Total Georgia		29,595
Hawaii — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2025-XL0590, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	2,670	2,670
Idaho — 0.9%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2018C, Rev., VRDO, LOC : US Bank NA, 1.55%, 3/3/2025 (b)	14,225	14,225
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF1654, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	3,425	3,425
Total Idaho		17,650
Illinois — 1.8%
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/7/2025 (b)	8,100	8,100
Tender Option Bond Trust Receipts/Certificates
Series 2024-XL0566, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,750	3,750
Series 2023-YX1326, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	4,565	4,565
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	15

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	7,065	7,065
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 1.94%, 3/7/2025 (a) (b)	11,750	11,750
Total Illinois		35,230
Iowa — 0.8%
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 2.10%, 3/7/2025 (a) (b)	3,100	3,100
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	2,530	2,530
Series 2023-XG0522, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,300	4,300
Series 2025-XG0599, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,625	5,625
Total Iowa		15,555
Kentucky — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0578, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,470	5,470
Louisiana — 0.9%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 1.52%, 3/3/2025 (b)	7,875	7,875
Louisiana Public Facilities Authority Multifamily, Linlake Ventures Project Series 2006, Rev., VRDO, LIQ : FHLMC, 1.90%, 3/7/2025 (b)	4,750	4,750
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	5,230	5,230
Total Louisiana		17,855
Maryland — 1.0%
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2025C-1, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (b)	15,000	15,000
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3152, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	5,615	5,615
Total Maryland		20,615
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — 0.6%
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Issue Series 2007 A-1, Rev., VRDO, LIQ : Bank of America NA, 1.60%, 3/3/2025 (b)	11,350	11,350
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0582, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	1,215	1,215
Total Massachusetts		12,565
Michigan — 1.4%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1259, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,605	3,605
Series 2023-XF1667, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,550	4,550
Series 2023-XF3143, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	5,600	5,600
Series 2023-XF3151, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	6,345	6,345
Series 2024-XM1171, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,500	2,500
Series 2023-XF1581, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	5,000	5,000
Total Michigan		27,600
Minnesota — 1.4%
Midwest Consortium of Municipal Utilities, Draw Down Assignment Financing Program Series 2005B, Rev., VRDO, LOC : US Bank NA, 1.80%, 3/7/2025 (b)	4,455	4,455
Minnesota Housing Finance Agency, Residential Housing Finance Series 2017F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.83%, 3/7/2025 (b)	20,200	20,200
Tender Option Bond Trust Receipts/Certificates Series 2024-CF7001, GO, VRDO, LIQ : Citibank NA, 1.88%, 3/7/2025 (a) (b)	3,400	3,400
Total Minnesota		28,055
Mississippi — 4.5%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2009D, Rev., VRDO, 1.50%, 3/3/2025 (b)	12,650	12,650
Series 2011F, Rev., VRDO, 1.50%, 3/3/2025 (b)	4,500	4,500
Series 2007B, Rev., VRDO, 1.65%, 3/3/2025 (b)	17,555	17,555
Series 2007C, Rev., VRDO, 1.65%, 3/3/2025 (b)	16,075	16,075
Series 2007E, Rev., VRDO, 1.65%, 3/3/2025 (b)	11,720	11,720
Series 2009B, Rev., VRDO, 1.65%, 3/3/2025 (b)	5,285	5,285
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Mississippi — continued
Series 2009E, Rev., VRDO, 1.65%, 3/3/2025 (b)	6,610	6,610
Series 2009F, Rev., VRDO, 1.65%, 3/3/2025 (b)	4,800	4,800
Series 2010I, Rev., VRDO, 1.65%, 3/3/2025 (b)	1,600	1,600
Series 2011G, Rev., VRDO, 1.65%, 3/3/2025 (b)	8,000	8,000
Total Mississippi		88,795
Missouri — 4.0%
City of Kansas City, H ROE Bartle Convention Center Series 2008E, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.90%, 3/7/2025 (b)	5,650	5,650
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series C, Rev., VRDO, LIQ : BJC Health System, 1.80%, 3/7/2025 (b)	4,940	4,940
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 1.55%, 3/3/2025 (b)	800	800
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.65%, 3/3/2025 (b)	9,665	9,665
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2000 C, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	2,900	2,900
Health and Educational Facilities Authority of the State of Missouri, Washington University Series 2003B, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	5,100	5,100
Industrial Development Authority of the City of St. Louis Missouri (The), Mid-America Transplant Services Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.61%, 3/3/2025 (b)	6,240	6,240
Industrial Development Authority of the City of St. Louis Missouri (The), Multi-Family Housing Minerva Place Apartments Series 2012, Rev., VRDO, LOC : FHLMC, 2.06%, 3/7/2025 (b)	1,330	1,330
Missouri Development Finance Board, Nelson Gallery Foundation (The) Series 2008-A, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	4,000	4,000
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020 C, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (b)	1,025	1,025
RBC Municipal Products, Inc. Trust, Floater Certificates
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	16,760	16,760
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — continued
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/7/2025 (a) (b)	11,450	11,450
St. Charles County Industrial Development Authority, Casalon Apartments Project Series 1995, Rev., VRDO, FNMA, LOC : FNMA, 1.91%, 3/7/2025 (b)	3,190	3,190
Tender Option Bond Trust Receipts/Certificates Series 2024-ZF3236, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	5,000	5,000
Total Missouri		78,050
Nebraska — 1.2%
County of Washington, Cargill, Inc., Recovery Zone Facility Project Series 2010B, Rev., VRDO, 1.89%, 3/7/2025 (b)	11,300	11,300
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (b)	2,660	2,660
Series 2023-ZF3168, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	7,980	7,980
Series 2024-YX1335, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	1,910	1,910
Total Nebraska		23,850
New Hampshire — 0.8%
New Hampshire Health and Education Facilities Authority Act, Trustees of Dartmouth College Series 2007B, Rev., VRDO, LIQ : Bank of New York Mellon (The), 1.45%, 3/3/2025 (b)	15,795	15,795
New Mexico — 0.1%
County of Sandoval, Multi Family Sandoval Flats Project Series 2024 A, Rev., VRDO, LOC : Barclays Bank plc, 1.80%, 3/7/2025 (b)	2,665	2,665
New York — 20.0%
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 1.60%, 3/3/2025 (b)	3,740	3,740
City of New York, Fiscal Year 2017 Series 2017A-7, GO, VRDO, LOC : BMO Harris Bank NA, 1.66%, 3/3/2025 (b)	8,730	8,730
City of New York, Fiscal Year 2019 Series 2019 D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.35%, 3/3/2025 (b)	13,040	13,040
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.50%, 3/3/2025 (b)	31,555	31,555
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	17

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Long Island Power Authority, Electric System Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 1.75%, 3/7/2025 (b)	18,300	18,300
Metropolitan Transportation Authority Subseries 2002D-2B, Rev., VRDO, LOC : Truist Bank, 1.70%, 3/3/2025 (b)	8,360	8,360
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	4,800	4,800
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	1,900	1,900
Series 2008A-2B, Rev., VRDO, LOC : PNC Bank NA, 1.83%, 3/7/2025 (b)	20,000	20,000
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	16,525	16,525
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series 2006A, Rev., VRDO, LOC : FNMA, 2.25%, 3/7/2025 (b)	19,050	19,050
New York City Housing Development Corp., Multi-Family, 90 Washington Street Series 2005A, Rev., VRDO, LOC : FNMA, 1.77%, 3/7/2025 (b)	14,825	14,825
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (b)	11,240	11,240
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.50%, 3/3/2025 (b)	12,350	12,350
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (b)	6,260	6,260
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (b)	3,575	3,575
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017 BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (b)	17,500	17,500
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (b)	24,935	24,935
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (b)	12,300	12,300
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 C-7, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	5,025	5,025
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (b)	58,525	58,525
New York City Water and Sewer System, Second General Resolution Series BB 1B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (b)	7,300	7,300
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	3,275	3,275
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,675	2,675
Tender Option Bond Trust Receipts/Certificates
Series 2025-XM1201, Rev., VRDO, LIQ : UBS AG, 1.86%, 3/7/2025 (a) (b)	3,200	3,200
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	10,425	10,425
Series 2025-XF3292, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,000	2,000
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	14,285	14,285
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (b)	10,795	10,795
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (b)	16,835	16,835
Series 2005 B-2A, Rev., VRDO, LOC : State Street Bank & Trust Co., 1.77%, 3/7/2025 (b)	10,950	10,950
Total New York		394,275
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health care Series 2021E, Rev., VRDO, LOC : Royal Bank of Canada, 1.55%, 3/3/2025 (b)	5,200	5,200
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2018 F, Rev., VRDO, 1.98%, 3/7/2025 (b)	2,500	2,500
North Carolina Capital Facilities Finance Agency, Rocky Mountain Prep School Series 2007, Rev., VRDO, LOC : Truist Bank, 3.00%, 3/7/2025 (b)	960	960
North Carolina Housing Finance Agency, Homeownership Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	5,150	5,150
North Carolina Medical Care Commission, First Health of the Carolina Project Series 2017D, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (b)	4,920	4,920
Total North Carolina		18,730
Ohio — 3.6%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2013B-3, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	500	500
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	150	150
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	2,065	2,065
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	9,000	9,000
Series C-22, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	10,000	10,000
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	12,175	12,175
State of Ohio, University Hospitals Health System, Inc. Series 2018 A, Rev., VRDO, LOC : PNC Bank NA, 1.30%, 3/3/2025 (b)	16,200	16,200
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	4,625	4,625
Series 2022-ZL0355, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	3,815	3,815
Series 2023-XG0525, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	6,775	6,775
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series 2024-XF1711, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,950	3,950
Series 2022-XL0321, Rev., VRDO, LIQ : Bank of America NA, 1.90%, 3/7/2025 (a) (b)	2,100	2,100
Total Ohio		71,355
Oklahoma — 0.8%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XL0587, Rev., VRDO, AGC, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	9,240	9,240
Series 2025-XX1374, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	6,000	6,000
Total Oklahoma		15,240
Oregon — 0.8%
Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	5,150	5,150
State of Oregon, Veterans Welfare Series 2020M, GO, VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	8,565	8,565
Tender Option Bond Trust Receipts/Certificates
Series 2025-XG0600, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	1,535	1,535
Series 2025-ZF1814, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	1,250	1,250
Total Oregon		16,500
Other — 0.5%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	5,885	5,885
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	4,000	4,000
Total Other		9,885
Pennsylvania — 4.3%
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 1.50%, 3/3/2025 (b)	33,965	33,965
Delaware Valley Regional Finance Authority, Local Government Series 2020D, Rev., VRDO, LOC : TD Bank NA, 1.80%, 3/7/2025 (b)	5,000	5,000
Pennsylvania Turnpike Commission Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (b)	5,900	5,900
RIB Floater Trust Various States Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	2,180	2,180
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	19

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3293, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	6,000	6,000
Series 2025-XF3296, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	2,500	2,500
Series 2023-BAML5029, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (a) (b)	4,180	4,180
Series 2023-XL0469, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	3,390	3,390
Series 2023-ZL0514, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,775	2,775
Series 2024-XF1769, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,750	3,750
Series 2024-XG0550, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	6,290	6,290
Series 2024-XG0566, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,065	2,065
Series 2024-XF1707, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	5,330	5,330
Series 2022-XM1057, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/7/2025 (a) (b)	2,500	2,500
Total Pennsylvania		85,825
South Carolina — 0.1%
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 1.97%, 3/7/2025 (b)	1,045	1,045
South Dakota — 0.1%
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 1.83%, 3/7/2025 (b)	2,010	2,010
Tennessee — 4.1%
Clarksville Public Building Authority, Pooled Financing
Series 2001, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (b)	3,020	3,020
Series 2008, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (b)	3,800	3,800
Series 2009, Rev., VRDO, LOC : Bank of America NA, 1.95%, 3/7/2025 (b)	1,920	1,920
Greeneville Health and Educational Facilities Board of The Town Of Greeneville, Ballad Health Series 2018 B, Rev., VRDO, LOC : US Bank NA, 1.80%, 3/7/2025 (b)	5,705	5,705
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tennessee — continued
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool Series 2006, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (b)	9,585	9,585
Montgomery County Public Building Authority, Tenn County Pool, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (b)	6,000	6,000
Public Building Authority of Sevier County, Local Government Public Improvement
Series VII-B-2, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (b)	12,120	12,120
Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (b)	16,325	16,325
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF1421, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	6,600	6,600
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	5,000	5,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	1,200	1,200
Series 2023-XF1625, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	4,000	4,000
Series 2024-XG0548, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	2,400	2,400
Series 2024-XF1698, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/7/2025 (a) (b)	3,720	3,720
Total Tennessee		81,395
Texas — 9.9%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/7/2025 (b)	6,490	6,490
Gulf Coast Industrial Development Authority, Exxon Mobil Project Series 2012, Rev., VRDO, 1.70%, 3/3/2025 (b)	16,575	16,575
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 1.55%, 3/3/2025 (b)	8,422	8,422
Lubbock Independent School District Series 2006, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.91%, 3/7/2025 (b)	6,850	6,850
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 1.75%, 3/3/2025 (b)	38,895	38,895
State of Texas, Veterans
GO, VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.90%, 3/7/2025 (b)	3,330	3,330
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (b)	2,645	2,645
Series 2011C, GO, VRDO, LIQ : FHLB, 1.90%, 3/7/2025 (b)	3,775	3,775
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (b)	3,010	3,010
State of Texas, Veterans Housing Assistance Program Series 2010C, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (b)	5,020	5,020
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3121, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	11,762	11,762
Series 2024-XG0588, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	8,175	8,175
Series 2023-XF3128, GO, VRDO, PSF-GTD, LIQ : UBS AG, 1.88%, 3/7/2025 (a) (b)	1,000	1,000
Series 2023-XF3165, GO, VRDO, PSF-GTD, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (b)	6,000	6,000
Series 2023-ZF3201, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (b)	3,000	3,000
Series 2024-XF3238, GO, VRDO, PSF-GTD, LIQ : UBS AG, 1.88%, 3/7/2025 (a) (b)	2,905	2,905
Series 2022-XL0282, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	3,440	3,440
Series 2022-XL0360, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,760	2,760
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	2,675	2,675
Series 2023-XF1664, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	2,000	2,000
Series 2023-XF3154, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,000	2,000
Series 2023-XG0530, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,600	2,600
Series 2023-XG0534, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	5,335	5,335
Series 2023-XL0500, Rev., VRDO, LIQ : UBS AG, 1.89%, 3/7/2025 (a) (b)	4,340	4,340
Series 2023-XM1125, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,800	2,800
Series 2024-ZF3284, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,445	2,445
Series 2025-XG0596, GO, VRDO, PSF-GTD, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,410	3,410
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	4,890	4,890
Series 2023-XF1657, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	3,100	3,100
Series 2023-XG0505, GO, VRDO, PSF-GTD, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	4,000	4,000
Series 2023-XF3147, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/7/2025 (a) (b)	5,605	5,605
Series 2024-ZF3283, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.92%, 3/7/2025 (a) (b)	1,000	1,000
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.88%, 3/7/2025 (b)	16,000	16,000
Total Texas		196,254
Utah — 0.1%
County of Utah, IHC Health Services, Inc. Series 2014C, Rev., VRDO, LIQ : US Bank NA, 1.90%, 3/7/2025 (b)	2,350	2,350
Virginia — 1.1%
City of Norfolk Series 2007, GO, VRDO, LIQ : Bank of America NA, 1.81%, 3/7/2025 (b)	4,300	4,300
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-19, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates
Series 2022-ZL0267, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,250	2,250
Series 2023-XL0489, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,800	1,800
Series 2024-XM1176, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,300	3,300
Series 2024-XX1355, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,735	4,735
Total Virginia		21,385
Washington — 1.0%
City of Seattle, Municipal Light and Power Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	10,050	10,050
State of Washington Series 2023-0012, Class A, GO, VRDO, LIQ : Citibank NA, 1.90%, 3/7/2025 (a) (b)	6,000	6,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0490, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,670	1,670
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	21

JPMorgan Institutional Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Series 2023-ZL0491, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,670	1,670
Series 2025-ZF1820, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	1,250	1,250
Total Washington		20,640
Wisconsin — 2.5%
Public Finance Authority, Health Care Systems Project Series 2023C, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	2,250	2,250
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	1,785	1,785
Series 2022-XL0296, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	5,530	5,530
Series 2023-XF3076, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	3,895	3,895
Series 2023-XL0483, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	2,245	2,245
Series 2024-XF1696, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,440	4,440
Series 2024-XG0553, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	1,455	1,455
Series 2024-XL0554, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	7,500	7,500
Wisconsin Housing and Economic Development Authority Home Ownership Series 2016 C, Rev., AMT, VRDO, FNMA COLL, LIQ : Royal Bank of Canada, 1.85%, 3/7/2025 (b)	2,290	2,290
Wisconsin Housing and Economic Development Authority Housing Series 2022C, Rev., VRDO, LIQ : FHLB, 1.81%, 3/7/2025 (b)	4,650	4,650
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 1.85%, 3/7/2025 (b)	12,375	12,375
Total Wisconsin		48,415
Total Municipal Bonds (Cost $1,804,187)		1,804,187
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 8.7%
California — 0.4%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.89%, 3/7/2025# (a)	7,000	7,000
New York — 1.4%
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 2, LIQ : Royal Bank of Canada, 1.91%, 3/7/2025# (a)	13,600	13,600
Series 5, LIQ : TD Bank NA, 1.91%, 3/7/2025# (a)	14,200	14,200
Total New York		27,800
Other — 6.9%
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/7/2025# (a)	46,700	46,700
Series 5, LIQ : Societe Generale, 1.91%, 3/7/2025# (a)	17,400	17,400
Nuveen AMT - Free Quality Municipal Income Fund
Series 5-1000, LOC : Sumitomo Mitsui Banking Corp., 1.91%, 3/7/2025# (a)	25,000	25,000
Series 4-4895, LIQ : Barclays Bank plc, 1.94%, 3/7/2025# (a)	34,400	34,400
Series 3-PFD, LIQ : TD Bank NA, 1.95%, 3/7/2025# (a)	13,400	13,400
Total Other		136,900
Total Variable Rate Demand Preferred Shares (Cost $171,700)		171,700
Total Investments — 100.0% (Cost $1,975,887) *		1,975,887
Other Assets in Excess of Liabilities — 0.0% ^		120
NET ASSETS — 100.0%		1,976,007

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Money Market Funds	February 28, 2025

GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	23

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 22.8%
BMO Capital Markets Corp., 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $40,015, collateralized by Asset-Backed Securities, 1.66%, due 5/17/2027, Collateralized Mortgage Obligations, 0.00% - 10.86%, due 4/25/2032 - 11/19/2057, Corporate Notes and Bonds, 1.80% - 11.25%, due 4/15/2026 - 9/15/2055 and GNMA, 1.25% - 5.50%, due 5/20/2051 - 10/20/2066, with a value of $42,075.	40,000	40,000
BMO Capital Markets Corp., 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $45,016, collateralized by Collateralized Mortgage Obligations, 0.00% - 7.05%, due 1/18/2045 - 10/25/2059, Corporate Notes and Bonds, 1.90% - 8.50%, due 7/24/2026 - 9/15/2055 and GNMA, 1.34% - 7.50%, due 2/20/2036 - 4/20/2071, with a value of $46,953.	45,000	45,000
BMO Capital Markets Corp., 4.43%, dated 2/28/2025, due 3/7/2025, repurchase price $20,017, collateralized by Asset-Backed Securities, 0.00% - 6.54%, due 3/19/2035 - 1/15/2038, Collateralized Mortgage Obligations, 0.00% - 8.44%, due 6/27/2028 - 10/25/2063, Corporate Notes and Bonds, 1.65% - 8.25%, due 3/1/2028 - 11/15/2052 and GNMA, 1.75% - 4.50%, due 7/20/2054 - 2/16/2056, with a value of $21,478.	20,000	20,000
BMO Capital Markets Corp., 4.43%, dated 2/28/2025, due 3/7/2025, repurchase price $20,017, collateralized by Asset-Backed Securities, 0.00% - 9.21%, due 1/16/2029 - 10/25/2035, Collateralized Mortgage Obligations, 0.00% - 10.35%, due 5/25/2033 - 7/27/2054, Corporate Notes and Bonds, 1.80% - 8.25%, due 7/24/2026 - 1/15/2044, GNMA, 0.87% - 5.50%, due 5/20/2050 - 6/20/2051 and U.S. Treasury Securities, 2.50% - 4.13%, due 2/28/2026 - 11/30/2029, with a value of $21,399.	20,000	20,000
BNP Paribas SA, 4.49%, dated 2/28/2025, due 3/7/2025, repurchase price $325,284, collateralized by Asset-Backed Securities, 1.86% - 7.24%, due 4/19/2027 - 1/23/2040, Collateralized Mortgage Obligations, 1.74% - 10.26%, due 7/15/2032 - 8/25/2069, Corporate Notes and Bonds, 0.70% - 9.25%, due 3/12/2025 - 10/31/2082^^, FHLMC, 2.45%, due 4/25/2032 and Sovereign Government Securities, 2.88% - 4.13%, due 4/3/2028 - 11/20/2045, with a value of $344,413.	325,000	325,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 4.57%, dated 2/28/2025, due 3/7/2025, repurchase price $375,333, collateralized by Asset-Backed Securities, 1.68% - 8.90%, due 10/16/2028 - 1/20/2039, Collateralized Mortgage Obligations, 2.50% - 10.42%, due 8/15/2034 - 12/25/2068, Corporate Notes and Bonds, 0.75% - 10.75%, due 3/28/2025 - 12/31/2079^^, FHLMC, 2.45% - 5.00%, due 10/25/2028 - 3/25/2034, FNMA, 4.50% - 13.85%, due 7/25/2025 - 11/25/2061 and Sovereign Government Securities, 2.38% - 7.88%, due 4/3/2028 - 11/20/2045, with a value of $399,013.	375,000	375,000
BNP Paribas SA, 4.75%, dated 2/28/2025, due 4/4/2025, repurchase price $753,464, collateralized by Asset-Backed Securities, 3.50%, due 11/1/2029, Corporate Notes and Bonds, 2.15% - 13.38%, due 3/15/2025 - 1/15/2084^^ and Sovereign Government Securities, 0.00%, due 12/15/2035, with a value of $829,958.	750,000	750,000
BofA Securities, Inc., 4.78%, dated 2/28/2025, due 6/3/2025, repurchase price $637,947, collateralized by Asset-Backed Securities, 0.00% - 12.34%, due 10/30/2025 - 2/25/2068, Collateralized Mortgage Obligations, 0.00% - 5.91%, due 6/15/2033 - 10/25/2069, Corporate Notes and Bonds, 0.00%, due 5/9/2026 - 7/1/2026^^, FNMA, 3.00% - 16.22%, due 11/25/2041 - 4/25/2062 and Sovereign Government Securities, 0.00%, due 5/17/2035, with a value of $686,072.	630,000	630,000
Citigroup Global Markets Holdings, Inc., 4.39%, dated 2/28/2025, due 3/3/2025, repurchase price $400,146, collateralized by Common Stocks and U.S. Treasury Securities, 0.13% - 4.50%, due 5/15/2029 - 11/15/2033, with a value of $408,034.	400,000	400,000
Credit Agricole Corporate and Investment Bank, 4.39%, dated 2/28/2025, due 3/3/2025, repurchase price $115,042, collateralized by Asset-Backed Securities, 4.25% - 6.33%, due 1/18/2028 - 9/25/2067, Collateralized Mortgage Obligations, 2.71% - 6.38%, due 4/14/2033 - 12/16/2072, Commercial Paper, 0.00%, due 3/4/2025 - 8/7/2025, Corporate Notes and Bonds, 0.75% - 10.25%, due 4/14/2025 - 2/1/2055^^, FNMA, 5.85%, due 1/25/2045 and Sovereign Government Securities, 4.50% - 5.50%, due 11/16/2027 - 1/15/2035, with a value of $122,376.	115,000	115,000
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Credit Agricole Corporate and Investment Bank, 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $250,213, collateralized by Asset-Backed Securities, 2.79% - 7.58%, due 6/25/2033 - 9/25/2067, Collateralized Mortgage Obligations, 2.28% - 7.49%, due 3/17/2036 - 5/25/2063, Corporate Notes and Bonds, 0.85% - 9.63%, due 3/1/2025 - 12/31/2079^^, Sovereign Government Securities, 0.38% - 7.63%, due 7/29/2025 - 10/21/2050 and U.S. Treasury Securities, 1.25%, due 12/31/2026, with a value of $264,780.	250,000	250,000
Federal Reserve Bank of New York, 4.25%, dated 2/28/2025, due 3/3/2025, repurchase price $8,002,833, collateralized by U.S. Treasury Securities, 1.63% - 4.75%, due 5/15/2031 - 5/15/2041, with a value of $8,002,833.	8,000,000	8,000,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 0.75% - 4.00%, due 7/31/2027 - 2/15/2042, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 1.50% - 3.75%, due 1/15/2027 - 12/31/2030, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.71%, dated 2/28/2025, due 4/28/2025, repurchase price $201,544, collateralized by Asset-Backed Securities, 3.29%, due 7/25/2066, Corporate Notes and Bonds, 0.00% - 13.50%, due 3/15/2025 - 2/1/2033 and FHLMC, 5.73%, due 3/25/2055, with a value of $215,952.	200,000	200,000
Goldman Sachs & Co. LLC, 4.73%, dated 2/28/2025, due 4/28/2025, repurchase price $614,729, collateralized by Asset-Backed Securities, 0.00% - 12.95%, due 7/15/2026 - 1/15/2069, Collateralized Mortgage Obligations, 0.15% - 9.75%, due 8/17/2026 - 2/25/2068, Corporate Notes and Bonds, 0.00% - 17.30%, due 3/5/2025 - 1/28/2060 and GNMA, 6.00%, due 2/20/2055, with a value of $655,206.	610,000	610,000
HSBC Securities USA, Inc., 4.43%, dated 2/28/2025, due 3/3/2025, repurchase price $305,113, collateralized by Corporate Notes and Bonds, 1.10% - 7.55%, due 5/23/2025 - 8/3/2065 and U.S. Treasury Securities, 0.00%, due 11/15/2032, with a value of $320,368.	305,000	305,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

ING Financial Markets LLC, 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $55,020, collateralized by Common Stocks, with a value of $59,422.	55,000	55,000
ING Financial Markets LLC, 4.60%, dated 2/28/2025, due 4/21/2025, repurchase price $201,329, collateralized by Common Stocks, with a value of $217,656.	200,000	200,000
ING Financial Markets LLC, 4.65%, dated 2/28/2025, due 4/28/2025, repurchase price $251,905, collateralized by Common Stocks, with a value of $272,093.	250,000	250,000
Natixis SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $35,030, collateralized by Asset-Backed Securities, 5.65% - 11.39%, due 7/15/2032 - 11/25/2053, Collateralized Mortgage Obligations, 4.91% - 6.45%, due 12/17/2035 - 2/25/2064 and Corporate Notes and Bonds, 2.50% - 9.88%, due 5/15/2025 - 1/15/2067^^, with a value of $37,868.	35,000	35,000
Natixis SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $100,087, collateralized by Asset-Backed Securities, 5.89% - 12.90%, due 10/20/2032 - 6/25/2054, Collateralized Mortgage Obligations, 5.81%, due 12/17/2035 and Corporate Notes and Bonds, 2.70% - 7.88%, due 2/1/2026 - 4/1/2052, with a value of $108,600.	100,000	100,000
Natixis SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $150,130, collateralized by Asset-Backed Securities, 5.75% - 6.74%, due 10/20/2032 - 10/20/2037, Collateralized Mortgage Obligations, 5.44% - 8.45%, due 9/8/2039 - 2/25/2064, Corporate Notes and Bonds, 1.25% - 6.03%, due 6/22/2026 - 4/1/2045 and Sovereign Government Securities, 6.00%, due 10/20/2033, with a value of $159,590.	150,000	150,000
Natixis SA, 4.50%, dated 2/28/2025, due 3/7/2025, repurchase price $50,044, collateralized by Asset-Backed Securities, 5.64% - 6.50%, due 7/20/2034 - 11/25/2053, Collateralized Mortgage Obligations, 2.86% - 4.91%, due 5/12/2034 - 12/25/2046 and Corporate Notes and Bonds, 4.50% - 12.25%, due 2/1/2029 - 4/1/2044^^, with a value of $54,168.	50,000	50,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	25

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Natixis SA, 4.50%, dated 2/28/2025, due 3/7/2025, repurchase price $75,066, collateralized by Asset-Backed Securities, 5.64%, due 1/20/2038, Corporate Notes and Bonds, 6.31%, due 1/15/2067 and Sovereign Government Securities, 3.75%, due 9/12/2031, with a value of $80,265.	75,000	75,000
Pershing LLC, 4.73%, dated 2/28/2025, due 5/15/2025, repurchase price $141,398, collateralized by Asset-Backed Securities, 0.00% - 11.42%, due 7/15/2027 - 1/25/2065, Collateralized Mortgage Obligations, 3.90% - 8.59%, due 4/15/2037 - 5/16/2053, Corporate Notes and Bonds, 4.05% - 8.88%, due 5/15/2025 - 1/15/2084^^, GNMA, 3.00% - 6.00%, due 9/20/2051 - 11/20/2054, Municipal Debt Securities, 1.75% - 7.55%, due 8/15/2030 - 11/1/2051 and U.S. Treasury Securities, 0.00% - 6.75%, due 4/30/2025 - 8/15/2054, with a value of $149,767.	140,000	140,000
RBC Capital Markets LLC, 4.43%, dated 2/28/2025, due 3/5/2025, repurchase price $300,185, collateralized by Asset-Backed Securities, 0.82%, due 4/15/2027, Commercial Paper, 0.00%, due 3/12/2025 - 5/1/2025 and Corporate Notes and Bonds, 0.00% - 14.00%, due 3/25/2025 - 5/26/2084^^, with a value of $322,388.	300,000	300,000
Societe Generale SA, 4.40%, dated 2/28/2025, due 3/3/2025, repurchase price $150,055, collateralized by Asset-Backed Securities, 2.50% - 7.95%, due 7/25/2033 - 2/25/2067, Collateralized Mortgage Obligations, 0.95% - 8.20%, due 4/15/2041 - 1/16/2060, Corporate Notes and Bonds, 1.13% - 8.50%, due 3/15/2025 - 10/27/2081^^ and Sovereign Government Securities, 3.63%, due 5/18/2025, with a value of $158,013.	150,000	150,000
Societe Generale SA, 4.47%, dated 2/28/2025, due 3/3/2025, repurchase price $60,022, collateralized by Asset-Backed Securities, 4.81%, due 1/26/2037, Collateralized Mortgage Obligations, 6.32% - 9.57%, due 5/15/2037 - 6/15/2039, Corporate Notes and Bonds, 11.00%, due 9/30/2028 and FNMA, 9.85% - 10.05%, due 3/25/2043 - 4/25/2043, with a value of $64,824.	60,000	60,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Societe Generale SA, 4.47%, dated 2/28/2025, due 3/4/2025, repurchase price $75,037, collateralized by Collateralized Mortgage Obligations, 3.24% - 8.46%, due 9/15/2034 - 3/11/2050, Corporate Notes and Bonds, 1.90% - 12.25%, due 6/27/2025 - 3/30/2062^^, FNMA, 10.05%, due 4/25/2043 and Sovereign Government Securities, 4.50% - 9.38%, due 10/14/2025 - 2/17/2045, with a value of $80,581.	75,000	75,000
Societe Generale SA, 4.40%, dated 2/28/2025, due 3/6/2025, repurchase price $300,220, collateralized by Asset-Backed Securities, 2.00% - 10.57%, due 4/22/2030 - 1/25/2060, Collateralized Mortgage Obligations, 2.98% - 4.15%, due 12/10/2049 - 8/15/2053, Corporate Notes and Bonds, 1.13% - 8.13%, due 5/11/2025 - 10/31/2082 and Sovereign Government Securities, 3.63% - 4.40%, due 5/18/2025 - 6/6/2027, with a value of $315,925.	300,000	300,000
Societe Generale SA, 4.57%, dated 2/28/2025, due 3/31/2025, repurchase price $200,787, collateralized by Asset-Backed Securities, 5.42%, due 5/25/2035, Collateralized Mortgage Obligations, 4.75% - 8.42%, due 7/25/2034 - 8/25/2047, Corporate Notes and Bonds, 1.67% - 12.25%, due 4/23/2025 - 6/5/2074^^ and Sovereign Government Securities, 4.25% - 9.38%, due 4/14/2026 - 11/19/2054, with a value of $215,341.	200,000	200,000
Societe Generale SA, 4.71%, dated 2/28/2025, due 5/27/2025, repurchase price $303,454, collateralized by Asset-Backed Securities, 4.82% - 6.95%, due 7/23/2032 - 10/25/2035, Collateralized Mortgage Obligations, 0.95% - 8.20%, due 9/15/2034 - 1/18/2052, Corporate Notes and Bonds, 1.50% - 11.50%, due 4/23/2025 - 1/20/2063^^, FNMA, 8.20%, due 6/25/2043 and Sovereign Government Securities, 4.50% - 7.63%, due 4/26/2029 - 5/30/2029, with a value of $325,461.	300,000	300,000
TD Securities USA LLC, 4.43%, dated 2/28/2025, due 3/7/2025, repurchase price $400,345, collateralized by Corporate Notes and Bonds, 1.38% - 7.50%, due 8/15/2025 - 10/30/2056, with a value of $423,256.	400,000	400,000
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
TD Securities USA LLC, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $125,108, collateralized by Corporate Notes and Bonds, 1.65% - 8.50%, due 9/1/2026 - 1/28/2085 and Municipal Debt Securities, 6.71%, due 6/1/2046, with a value of $132,505.	125,000	125,000
TD Securities USA LLC, 4.68%, dated 2/28/2025, due 4/11/2025, repurchase price $75,410, collateralized by Corporate Notes and Bonds, 0.75% - 12.25%, due 5/1/2025 - 6/25/2064, FHLMC, 4.76%, due 1/25/2032, FNMA, 3.00% - 5.00%, due 9/25/2033 - 9/25/2052, GNMA, 4.50% - 6.75%, due 6/15/2026 - 2/15/2050, Municipal Debt Securities, 3.40% - 6.00%, due 2/1/2028 - 5/1/2064 and U.S. Treasury Securities, 0.00%, due 8/14/2025 - 2/15/2037, with a value of $79,846.	75,000	75,000
Wells Fargo Securities LLC, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $40,035, collateralized by Certificates of Deposit, 4.64%, due 2/25/2026, with a value of $42,037.	40,000	40,000
Wells Fargo Securities LLC, 4.78%, dated 2/28/2025, due 5/14/2025, repurchase price $186,842, collateralized by Certificates of Deposit, 0.00% - 5.11%, due 4/3/2025 - 2/11/2026, with a value of $196,572.	185,000	185,000
Total Repurchase Agreements (Cost $17,350,000)		17,350,000
Corporate Bonds — 0.4%
Banks — 0.4%
Barclays Bank plc (United Kingdom)
(OBFR + 0.20%), 4.53%, 3/3/2025 (a) (b)	145,000	145,000
(OBFR + 0.20%), 4.53%, 3/3/2025 (a) (b)	50,000	50,000
(OBFR + 0.20%), 4.53%, 3/3/2025 (a) (b)	128,000	128,000
Total Corporate Bonds (Cost $323,000)		323,000
Municipal Bonds — 0.3%
Colorado — 0.0% ^
Colorado Housing and Finance Authority, Single Family Mortgage
Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Zions Bancorp. NA, 4.35%, 3/7/2025 (c)	15,355	15,355
Series 2023 N-2, Rev., VRDO, GNMA COLL, LIQ : Royal Bank of Canada, 4.35%, 3/7/2025 (c)	8,000	8,000
Total Colorado		23,355
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — 0.0% ^
Illinois Housing Development Authority Series 2023 M, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 4.35%, 3/7/2025 (c)	20,000	20,000
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., Student Loan Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 3/7/2025 (c)	35,400	35,400
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Hanwa Q Cells USA, Inc., Project Series 2024A, Rev., VRDO, LOC : Kookmin Bank, 4.65%, 3/7/2025 (a) (c)	89,000	89,000
Texas — 0.1%
North Texas Higher Education Authority, Inc. Series 2023-1, Rev., VRDO, LOC : Royal Bank of Canada, 4.37%, 3/7/2025 (c)	15,400	15,400
State of Texas, Veterans Series 2023A, GO, VRDO, LIQ : Texas State Comptroller, 4.40%, 3/7/2025 (c)	20,600	20,600
Total Texas		36,000
Utah — 0.0% ^
Utah Housing Corp., Single Family Mortgage Series 2024 K, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 4.35%, 3/7/2025 (c)	14,000	14,000
Total Municipal Bonds (Cost $217,755)		217,755
Short Term Investments — 73.8%
Commercial Paper — 31.8%
Antalis SA (France), 4.43%, 4/22/2025 (a) (d)	130,200	129,372
Ascension Health
4.39%, 3/11/2025 (d)	124,996	124,844
4.40%, 4/8/2025 (d)	49,195	48,968
4.41%, 4/22/2025 (d)	40,000	39,747
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.20%), 4.56%, 3/3/2025 (a) (b)	50,000	50,000
(SOFR + 0.22%), 4.58%, 3/3/2025 (a) (b)	70,000	70,000
(SOFR + 0.22%), 4.58%, 3/3/2025 (a) (b)	75,000	75,000
(SOFR + 0.22%), 4.58%, 3/3/2025 (a) (b)	180,000	180,000
(SOFR + 0.25%), 4.61%, 3/3/2025 (a) (b)	50,000	50,000
(SOFR + 0.26%), 4.62%, 3/3/2025 (a) (b)	100,000	100,000
4.46%, 3/10/2025 (a) (d)	45,000	44,950
4.54%, 5/21/2025 (a) (d)	70,000	69,291
4.44%, 6/23/2025 (a) (d)	92,000	90,724
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	27

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.43%, 10/27/2025 (a) (d)	100,000	97,130
4.43%, 10/29/2025 (a) (d)	47,000	45,641
4.43%, 10/31/2025 (a) (d)	71,000	68,931
Bank of Montreal (Canada)
(SOFR + 0.34%), 4.70%, 3/3/2025 (a) (b)	100,000	100,000
(SOFR + 0.35%), 4.71%, 3/3/2025 (b)	116,000	116,000
5.13%, 3/18/2025 (d)	24,000	23,942
5.15%, 4/3/2025 (d)	13,000	12,939
5.16%, 4/8/2025 (d)	39,000	38,788
5.34%, 4/30/2025 (d)	31,000	30,726
4.93%, 5/28/2025 (d)	50,000	49,404
4.55%, 6/17/2025 (d)	58,000	57,219
5.22%, 7/1/2025 (d)	120,000	117,908
4.49%, 9/3/2025 (d)	98,000	95,779
4.58%, 11/21/2025 (d)	116,000	112,213
4.60%, 11/25/2025 (d)	40,000	38,670
4.49%, 2/3/2026 (d)	47,000	45,090
Bank of New Zealand (New Zealand), 4.57%, 3/6/2025 (a) (d)	58,000	57,963
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.31%), 4.67%, 3/3/2025 (a) (b)	210,000	210,000
(SOFR + 0.32%), 4.68%, 3/3/2025 (a) (b)	34,000	34,000
4.69%, 3/3/2025 (a)	70,000	70,000
4.55%, 6/3/2025 (a) (d)	233,000	230,262
4.44%, 10/31/2025 (a) (d)	118,000	114,553
4.55%, 11/12/2025 (a) (d)	163,000	157,883
4.49%, 2/20/2026 (a) (d)	70,000	67,020
Barclays Bank plc (United Kingdom)
4.49%, 7/3/2025 (a) (d)	50,000	49,239
4.47%, 8/6/2025 (a) (d)	25,000	24,519
Barton Capital SA
4.33%, 3/3/2025 (a) (d)	150,000	149,964
4.39%, 3/21/2025 (a) (d)	50,000	49,878
4.49%, 5/28/2025 (d)	25,000	24,732
Bedford Row Funding Corp.
(SOFR + 0.20%), 4.56%, 3/3/2025 (a) (b)	25,000	25,000
4.58%, 5/20/2025 (d)	96,000	95,034
Bennington Stark Capital Co. LLC, (SOFR + 0.20%), 4.56%, 3/3/2025 (a) (b)	75,000	75,000
BNP Paribas SA (France)
(SOFR + 0.20%), 4.56%, 3/3/2025 (b)	75,000	75,000
5.29%, 3/11/2025 (d)	130,000	129,809
4.70%, 3/11/2025 (d)	63,000	62,918
4.45%, 4/1/2025 (d)	165,000	164,379
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
4.57%, 5/21/2025 (d)	45,000	44,542
BofA Securities, Inc., 4.60%, 5/20/2025 (d)	75,000	74,242
BPCE SA (France)
4.40%, 4/14/2025 (a) (d)	227,000	225,785
4.42%, 5/15/2025 (a) (d)	134,000	132,779
CAFCO LLC, 4.61%, 5/23/2025 (a) (d)	50,000	49,474
Caisse d'Amortissement de la Dette Sociale (France), 4.82%, 3/3/2025 (a) (d)	30,000	29,992
Canadian Imperial Bank of Commerce (Canada)
4.39%, 3/3/2025 (a) (d)	400,000	399,904
(SOFR + 0.30%), 4.66%, 3/3/2025 (a) (b)	200,000	200,000
5.28%, 5/27/2025 (a) (d)	70,000	69,116
5.21%, 6/6/2025 (a) (d)	111,000	109,461
5.22%, 7/2/2025 (a) (d)	125,000	122,803
4.14%, 10/3/2025 (a) (d)	120,000	117,098
4.38%, 10/17/2025 (a) (d)	164,000	159,536
4.43%, 10/31/2025 (a) (d)	141,000	136,891
4.56%, 11/12/2025 (a) (d)	117,000	113,323
Canadian Imperial Holdings, Inc. (Canada)
5.06%, 4/17/2025 (a) (d)	60,000	59,606
4.48%, 11/7/2025 (a) (d)	36,000	34,908
CDP Financial, Inc. (Canada), 4.51%, 2/4/2026 (a) (d)	25,000	23,978
Charta LLC
4.47%, 8/13/2025 (d)	50,000	48,996
4.47%, 8/20/2025 (d)	120,000	117,489
Chesham Finance Ltd. (Cayman Islands)
Series 1, (SOFR + 0.17%), 4.53%, 3/3/2025 (a) (b)	100,000	100,000
Series 2, 4.41%, 3/7/2025 (a) (d)	100,000	99,926
Commonwealth Bank of Australia (Australia)
(SOFR + 0.25%), 4.61%, 3/3/2025 (a) (b)	67,000	67,000
(SOFR + 0.28%), 4.64%, 3/3/2025 (a) (b)	150,000	150,000
Concord Minutemen Capital Co. LLC
Series C, (SOFR + 0.30%), 4.66%, 3/3/2025 (a) (b)	20,000	20,000
Series A, 4.41%, 3/5/2025 (a) (d)	100,000	99,952
Cooperatieve Rabobank UA (Netherlands), 4.33%, 3/3/2025 (d)	500,000	499,880
Credit Agricole Corporate and Investment Bank (France), 4.32%, 3/3/2025 (d)	198,650	198,602
Credit Industriel et Commercial (France), 4.47%, 8/11/2025 (a) (d)	114,000	111,737
Danske Bank A/S (Denmark)
4.38%, 4/29/2025 (a) (d)	60,000	59,572
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.38%, 5/1/2025 (a) (d)	140,000	138,969
DBS Bank Ltd. (Singapore)
4.48%, 3/12/2025 (a) (d)	100,000	99,863
4.39%, 5/19/2025 (a) (d)	40,000	39,618
Dexia Credit Local (Belgium)
4.81%, 3/3/2025 (a) (d)	207,000	206,945
4.46%, 4/2/2025 (a) (d)	150,000	149,408
4.60%, 5/2/2025 (a) (d)	70,000	69,450
4.63%, 6/16/2025 (a) (d)	47,000	46,362
DNB Bank ASA (Norway)
4.51%, 3/11/2025 (a) (d)	72,000	71,910
4.46%, 3/12/2025 (a) (d)	300,000	299,592
5.21%, 4/1/2025 (a) (d)	12,000	11,947
4.58%, 4/10/2025 (a) (d)	86,000	85,564
4.52%, 5/12/2025 (a) (d)	97,000	96,130
4.54%, 5/14/2025 (a) (d)	215,000	213,011
4.49%, 2/9/2026 (a) (d)	79,000	75,737
DZ Bank AG (Germany), 4.32%, 3/3/2025 (a) (d)	500,000	499,880
Erste Finance Delaware LLC (Austria), 4.34%, 3/5/2025 (a) (d)	200,000	199,904
European Investment Bank (Luxembourg), 4.96%, 4/17/2025 (d)	50,000	49,678
Fairway Finance Co. LLC, 4.41%, 3/24/2025 (a) (d)	38,000	37,893
Federation des Caisses Desjardins du Quebec (Canada)
4.35%, 3/27/2025 (a) (d)	200,000	199,373
4.55%, 4/30/2025 (a) (d)	47,000	46,646
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.38%, 3/4/2025 (a) (d)	234,000	233,915
5.08%, 4/21/2025 (a) (d)	220,000	218,426
4.44%, 5/20/2025 (a) (d)	300,000	297,067
4.44%, 5/21/2025 (d)	50,000	49,505
Great Bear Funding LLC
(OBFR + 0.23%), 4.56%, 3/3/2025 (a) (b)	87,500	87,500
(OBFR + 0.25%), 4.58%, 3/3/2025 (a) (b)	95,000	95,000
4.34%, 3/7/2025 (a) (d)	100,000	99,928
ING US Funding LLC (Netherlands)
(SOFR + 0.19%), 4.52%, 3/3/2025 (a) (b)	45,000	45,000
(SOFR + 0.24%), 4.57%, 3/3/2025 (a) (b)	277,000	277,000
(SOFR + 0.25%), 4.58%, 3/3/2025 (b)	200,000	200,000
(SOFR + 0.25%), 4.58%, 3/3/2025 (b)	67,000	67,000
4.78%, 3/4/2025 (d)	120,000	119,952
4.82%, 3/5/2025 (d)	202,000	201,892
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
5.28%, 3/10/2025 (a) (d)	120,000	119,842
5.05%, 4/17/2025 (a) (d)	50,000	49,672
4.97%, 4/29/2025 (a) (d)	188,000	186,481
4.54%, 6/17/2025 (d)	117,000	115,427
4.45%, 7/7/2025 (a) (d)	52,000	51,190
4.39%, 7/24/2025 (a) (d)	40,000	39,306
4.42%, 10/7/2025 (a) (d)	127,000	123,663
Ionic Funding LLC
Series IIIA, 4.70%, 3/4/2025 (d)	25,000	24,990
Series IIIA, 4.38%, 3/6/2025 (d)	100,000	99,939
Series IIIA, 4.65%, 3/17/2025 (d)	150,000	149,691
Kreditanstalt fuer Wiederaufbau (Germany), 4.46%, 3/17/2025 (a) (d)	50,000	49,901
Lexington Parker Capital Co. LLC Series A, 4.35%, 3/5/2025 (a) (d)	100,000	99,952
Liberty Street Funding LLC
4.41%, 3/24/2025 (a) (d)	50,000	49,859
4.54%, 4/30/2025 (a) (d)	57,000	56,572
4.47%, 6/10/2025 (a) (d)	50,000	49,381
4.44%, 7/7/2025 (a) (d)	100,000	98,446
Lloyds Bank plc (United Kingdom)
4.54%, 5/1/2025 (d)	98,000	97,251
4.39%, 5/2/2025 (d)	48,000	47,640
LMA-Americas LLC
4.58%, 5/22/2025 (a) (d)	50,000	49,484
4.60%, 5/23/2025 (a) (d)	50,000	49,475
4.50%, 8/26/2025 (a) (d)	30,000	29,356
Macquarie Bank Ltd. (Australia)
(SOFR + 0.23%), 4.56%, 3/3/2025 (a) (b)	25,000	25,000
(SOFR + 0.25%), 4.58%, 3/3/2025 (a) (b)	47,000	47,000
4.39%, 3/28/2025 (a) (d)	74,000	73,757
4.56%, 4/16/2025 (d)	50,000	49,711
4.56%, 4/17/2025 (a) (d)	125,000	124,261
4.39%, 5/6/2025 (a) (d)	35,000	34,721
4.55%, 6/2/2025 (a) (d)	76,000	75,117
4.57%, 6/11/2025 (a) (d)	117,000	115,505
Mizuho Bank Ltd. (Japan)
4.51%, 3/18/2025 (a) (d)	50,000	49,894
4.42%, 3/28/2025 (a) (d)	74,000	73,756
National Australia Bank Ltd. (Australia)
Series B, (SOFR + 0.24%), 4.60%, 3/3/2025 (a) (b)	182,000	182,000
Series B, (SOFR + 0.25%), 4.61%, 3/3/2025 (a) (b)	125,000	125,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	29

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series B, (SOFR + 0.27%), 4.63%, 3/3/2025 (a) (b)	74,000	74,000
Series B, (SOFR + 0.28%), 4.64%, 3/3/2025 (a) (b)	115,000	115,000
Series CP, 4.46%, 3/10/2025 (a) (d)	163,000	162,819
Series CP, 4.46%, 3/12/2025 (a) (d)	75,000	74,898
National Bank of Canada (Canada)
(SOFR + 0.32%), 4.68%, 3/3/2025 (a) (b)	275,000	275,000
4.36%, 3/26/2025 (a) (d)	100,000	99,698
5.06%, 4/16/2025 (a) (d)	215,000	213,617
National Westminster Bank plc (United Kingdom), 4.44%, 3/25/2025 (a) (d)	76,000	75,776
Natixis SA (France), 4.42%, 5/12/2025 (d)	183,000	181,397
NatWest Markets plc (United Kingdom)Series G, 0.00%, 3/10/2025 (a)	350,000	349,705
Nieuw Amsterdam Receivables Corp. (Netherlands)
4.40%, 3/7/2025 (a) (d)	50,000	49,963
4.54%, 3/10/2025 (a) (d)	15,000	14,983
4.57%, 5/27/2025 (d)	50,000	49,454
Norfina Ltd. (Australia), 4.64%, 4/14/2025 (a) (d)	41,000	40,769
NRW Bank (Germany)
4.71%, 3/5/2025 (a) (d)	74,000	73,961
4.36%, 3/28/2025 (d)	141,000	140,540
4.55%, 4/11/2025 (a) (d)	127,000	126,345
Old Line Funding LLC
(SOFR + 0.23%), 4.56%, 3/3/2025 (a) (b)	200,000	200,000
(SOFR + 0.24%), 4.57%, 3/3/2025 (a) (b)	25,000	25,000
(SOFR + 0.25%), 4.58%, 3/3/2025 (a) (b)	30,000	30,000
(SOFR + 0.28%), 4.61%, 3/3/2025 (a) (b)	100,000	100,000
4.61%, 4/23/2025 (a) (d)	50,000	49,663
4.55%, 6/4/2025 (a) (d)	97,000	95,848
Oversea-Chinese Banking Corp. Ltd. (Singapore)
4.38%, 5/2/2025 (a) (d)	78,000	77,416
4.39%, 5/6/2025 (a) (d)	77,000	76,386
Paradelle Funding LLC
(SOFR + 0.33%), 4.69%, 3/3/2025 (b)	70,000	70,000
(SOFR + 0.38%), 4.74%, 3/3/2025 (b)	50,000	50,000
Podium Funding Trust (Canada), 4.56%, 8/27/2025 (d)	114,000	111,472
Procter & Gamble Co. (The)
4.77%, 4/10/2025 (a) (d)	30,000	29,842
4.77%, 4/11/2025 (a) (d)	44,000	43,762
4.78%, 4/22/2025 (a) (d)	50,000	49,657
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Queensland Treasury Corp. (Australia)
4.41%, 3/31/2025 (d)	80,000	79,707
4.54%, 4/17/2025 (d)	41,000	40,759
Royal Bank of Canada (Canada)
(SOFR + 0.28%), 4.64%, 3/3/2025 (a) (b)	227,000	227,000
(SOFR + 0.33%), 4.69%, 3/3/2025 (a) (b)	120,000	120,000
(SOFR + 0.35%), 4.71%, 3/3/2025 (a) (b)	105,000	105,000
4.16%, 10/3/2025 (a) (d)	82,000	80,007
4.42%, 10/6/2025 (a) (d)	46,000	44,795
4.43%, 10/21/2025 (a) (d)	90,000	87,482
4.48%, 11/6/2025 (a) (d)	10,000	9,698
4.48%, 2/2/2026 (a) (d)	140,000	134,341
Santander UK plc (United Kingdom)
4.48%, 3/7/2025 (d)	300,000	299,776
4.38%, 4/7/2025 (d)	240,000	238,925
4.40%, 4/14/2025 (d)	155,000	154,170
4.47%, 5/6/2025 (d)	207,000	205,342
Sheffield Receivables Co. LLC (United Kingdom)
4.61%, 4/4/2025 (a) (d)	40,000	39,827
4.46%, 7/16/2025 (a) (d)	30,000	29,499
Skandinaviska Enskilda Banken AB (Sweden)
(SOFR + 0.25%), 4.58%, 3/3/2025 (a) (b)	67,000	67,000
4.22%, 7/3/2025 (a) (d)	134,000	132,082
4.18%, 10/3/2025 (a) (d)	212,000	206,823
4.42%, 10/7/2025 (a) (d)	138,000	134,372
Societe Generale SA (France), 4.40%, 5/13/2025 (a) (d)	80,000	79,293
Starbird Funding Corp.
4.44%, 3/24/2025 (a) (d)	38,000	37,892
4.47%, 8/20/2025 (a) (d)	46,000	45,037
Sumitomo Mitsui Banking Corp. (Japan), (SOFR + 0.27%), 4.63%, 3/3/2025 (a) (b)	100,000	100,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
4.44%, 4/24/2025 (a) (d)	55,000	54,636
4.43%, 4/28/2025 (a) (d)	94,000	93,334
4.47%, 7/24/2025 (a) (d)	232,000	227,898
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.25%), 4.58%, 3/3/2025 (a) (b)	90,000	90,000
(SOFR + 0.25%), 4.58%, 3/3/2025 (a) (b)	50,000	50,000
(SOFR + 0.30%), 4.63%, 3/3/2025 (a) (b)	100,000	100,000
(SOFR + 0.34%), 4.67%, 3/3/2025 (a) (b)	120,000	120,000
5.14%, 4/1/2025 (a) (d)	46,000	45,797
4.43%, 6/10/2025 (a) (d)	127,000	125,439
4.92%, 7/28/2025 (a) (d)	82,000	80,361
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
4.42%, 10/8/2025 (a) (d)	92,000	89,571
4.50%, 10/27/2025 (a) (d)	118,000	114,609
4.53%, 11/24/2025 (a) (d)	46,000	44,497
4.45%, 2/3/2026 (a) (d)	93,000	89,252
Swedbank AB (Sweden)
(SOFR + 0.20%), 4.53%, 3/3/2025 (a) (b)	70,000	70,000
(SOFR + 0.20%), 4.53%, 3/3/2025 (a) (b)	100,000	100,000
4.46%, 8/19/2025 (d)	25,000	24,482
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.20%), 4.53%, 3/3/2025 (a) (b)	40,000	40,000
(SOFR + 0.35%), 4.68%, 3/3/2025 (a) (b)	104,000	104,000
4.51%, 3/11/2025 (a) (d)	56,000	55,930
5.06%, 4/17/2025 (a) (d)	125,000	124,179
4.77%, 5/16/2025 (a) (d)	176,000	174,244
4.93%, 5/22/2025 (a) (d)	120,000	118,666
4.63%, 5/27/2025 (a) (d)	175,000	173,061
5.22%, 7/1/2025 (a) (d)	72,000	70,745
4.42%, 10/1/2025 (a) (d)	123,000	119,849
4.14%, 10/2/2025 (a) (d)	120,000	117,112
4.48%, 10/22/2025 (a) (d)	47,000	45,665
4.50%, 10/30/2025 (a) (d)	115,000	111,608
TotalEnergies Capital SA (France), 4.45%, 3/31/2025 (d)	267,000	266,014
Toyota Motor Credit Corp.
(SOFR + 0.29%), 4.62%, 3/3/2025 (b)	35,000	35,000
4.76%, 5/16/2025 (d)	63,000	62,372
4.65%, 5/23/2025 (d)	50,000	49,470
Versailles Commercial Paper LLC, 4.64%, 3/7/2025 (d)	93,000	92,928
Victory Receivables Corp., 4.44%, 4/17/2025 (a) (d)	75,000	74,568
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 4.63%, 3/3/2025 (a) (b)	15,000	15,000
(SOFR + 0.27%), 4.63%, 3/3/2025 (a) (b)	25,000	25,000
(SOFR + 0.28%), 4.64%, 3/3/2025 (a) (b)	33,000	33,000
(SOFR + 0.31%), 4.67%, 3/3/2025 (a) (b)	54,000	54,000
4.15%, 9/26/2025 (a) (d)	41,000	40,036
Total Commercial Paper (Cost $24,258,447)		24,258,447
Time Deposits — 19.9%
ABN AMRO Bank NV (Netherlands)
4.32%, 3/3/2025	500,000	500,000
4.32%, 3/3/2025	150,000	150,000
4.33%, 3/6/2025	750,000	750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Time Deposits — continued
Agricultural Bank of China Ltd.
4.38%, 3/4/2025	150,000	150,000
4.38%, 3/6/2025	100,000	100,000
Australia & New Zealand Banking Group Ltd.
4.34%, 3/3/2025	360,000	360,000
4.35%, 3/4/2025	200,000	200,000
4.35%, 3/5/2025	250,000	250,000
4.35%, 3/6/2025	250,000	250,000
4.35%, 3/7/2025	130,000	130,000
China Construction Bank Corp. 4.35%, 3/3/2025	400,000	400,000
Credit Agricole Corporate and Investment Bank 4.32%, 3/3/2025	200,000	200,000
DBS Bank Ltd.
4.35%, 3/3/2025	150,000	150,000
4.35%, 3/3/2025	100,000	100,000
4.35%, 3/4/2025	100,000	100,000
4.35%, 3/5/2025	200,000	200,000
4.35%, 3/6/2025	100,000	100,000
4.35%, 3/7/2025	200,000	200,000
Erste Group Bank AG 4.33%, 3/3/2025	880,000	880,000
First Abu Dhabi Bank USA NV
4.33%, 3/3/2025	2,000,000	2,000,000
4.35%, 3/6/2025	750,000	750,000
Industrial & Commercial Bank of China Ltd.
4.35%, 3/3/2025	920,000	920,000
4.35%, 3/3/2025	500,000	500,000
ING Bank NV (Netherlands)
4.34%, 3/4/2025	690,000	690,000
4.34%, 3/7/2025	580,000	580,000
Landesbank Hessen-Thueringen Girozentrale
4.34%, 3/5/2025	300,000	300,000
4.34%, 3/6/2025	400,000	400,000
Mizuho Bank Ltd.
4.33%, 3/3/2025	150,000	150,000
4.34%, 3/3/2025	150,000	150,000
National Bank of Canada (Canada)
4.37%, 3/3/2025 (c)	150,000	150,000
4.34%, 3/6/2025	500,000	500,000
Royal Bank of Canada
4.33%, 3/3/2025	650,000	650,000
4.34%, 3/6/2025	100,000	100,000
Skandinaviska Enskilda Banken AB
4.33%, 3/3/2025	728,949	728,949
4.34%, 3/4/2025	275,000	275,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	31

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Time Deposits — continued
4.34%, 3/6/2025	400,000	400,000
Svenska Handelsbanken AB
4.31%, 3/3/2025	300,000	300,000
4.31%, 3/3/2025	300,000	300,000
Swedbank AB 4.33%, 3/4/2025	150,000	150,000
Total Time Deposits (Cost $15,163,949)		15,163,949
Certificates of Deposits — 18.4%
ABN AMRO Bank NV (Netherlands) , 4.54%, 5/12/2025 (d)	120,000	118,921
Bank of America NA
(SOFR + 0.20%), 4.53%, 3/3/2025 (b)	108,000	108,000
5.16%, 4/29/2025	191,000	191,000
Bank of Montreal (Canada)
(SOFR + 0.35%), 4.71%, 3/3/2025 (b)	36,000	36,000
(SOFR + 0.38%), 4.74%, 3/3/2025 (b)	60,000	60,000
5.16%, 4/4/2025 (d)	40,000	39,806
5.53%, 5/2/2025	20,000	20,000
5.50%, 6/10/2025	80,000	80,000
4.59%, 11/7/2025	162,000	162,000
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.28%), 4.64%, 3/3/2025 (b)	238,000	238,000
(SOFR + 0.31%), 4.67%, 3/3/2025 (b)	60,000	60,000
5.40%, 4/2/2025	40,000	40,000
Barclays Bank plc (United Kingdom)
(SOFR + 0.19%), 4.52%, 3/3/2025 (b)	100,000	100,000
(SOFR + 0.22%), 4.55%, 3/3/2025 (b)	123,000	123,000
(SOFR + 0.22%), 4.55%, 3/3/2025 (b)	99,000	99,000
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.30%), 4.66%, 3/3/2025 (b)	60,000	60,000
(SOFR + 0.35%), 4.71%, 3/3/2025 (b)	48,000	48,000
5.40%, 3/19/2025	53,000	53,000
5.42%, 4/8/2025	70,000	70,000
5.55%, 4/17/2025	52,000	52,000
5.51%, 5/22/2025	70,000	70,000
5.43%, 6/6/2025	125,000	125,000
China Construction Bank Corp. (China)
4.38%, 3/6/2025	245,000	245,000
4.38%, 3/7/2025	122,000	122,000
4.51%, 5/27/2025	50,000	50,000
Commerzbank AG (Germany) , 4.34%, 3/6/2025	150,000	150,000
Cooperatieve Rabobank UA (Netherlands)
4.53%, 8/6/2025	40,000	40,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
4.60%, 11/13/2025	20,000	20,000
4.48%, 2/4/2026 (d)	50,000	47,967
Credit Agricole Corporate and Investment Bank (France)
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	122,000	122,000
4.80%, 3/11/2025	110,000	110,000
4.50%, 3/24/2025	211,000	211,000
4.43%, 4/24/2025 (d)	200,000	198,680
5.58%, 4/25/2025	55,000	55,000
5.58%, 4/30/2025	28,000	28,000
4.60%, 5/2/2025	61,000	61,000
5.50%, 5/23/2025	96,000	96,000
5.52%, 5/23/2025	70,000	70,000
5.55%, 5/30/2025	125,000	125,000
4.65%, 6/3/2025	62,000	62,000
4.49%, 8/12/2025	25,000	25,000
Credit Industriel et Commercial (France)
5.31%, 3/3/2025 (d)	171,000	170,950
5.23%, 3/3/2025 (d)	125,000	124,964
5.50%, 3/3/2025	85,000	85,000
5.50%, 3/10/2025	75,000	75,000
4.70%, 3/13/2025 (d)	122,000	121,809
4.80%, 3/17/2025	61,000	61,000
4.58%, 5/12/2025 (d)	169,000	167,464
4.49%, 8/12/2025	61,000	61,000
DZ Bank AG (Germany)
5.13%, 4/28/2025	15,000	15,001
4.65%, 5/27/2025	125,000	125,000
4.47%, 8/15/2025	50,000	50,000
4.48%, 9/15/2025	120,000	120,000
Erste Group Bank AG (Austria) (SOFR + 0.07%), 4.43%, 3/3/2025 (b)	10,000	10,000
HSBC Bank USA NA (SOFR + 0.20%), 4.56%, 3/3/2025 (b)	24,000	24,000
Industrial & Commercial Bank of China Ltd. (China)
4.48%, 3/3/2025	120,000	120,000
4.43%, 3/31/2025	50,000	50,000
KBC Bank NV (Belgium) , 4.50%, 3/26/2025	75,000	75,000
Landesbank Baden-Wurttemberg (Germany)
4.34%, 3/4/2025	330,000	330,000
4.34%, 3/7/2025	250,000	250,000
4.37%, 3/25/2025	330,000	330,000
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.23%), 4.59%, 3/3/2025 (b)	124,000	124,000
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Certificates of Deposits — continued
4.35%, 3/7/2025	240,000	240,000
4.48%, 7/28/2025 (d)	30,000	29,454
Mizuho Bank Ltd. (Japan)
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	25,000	25,000
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	175,000	175,000
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	125,000	125,000
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	122,000	122,000
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	181,000	181,000
4.53%, 6/16/2025	180,000	180,000
4.53%, 6/17/2025	120,000	120,000
4.48%, 7/24/2025	158,000	158,000
4.48%, 8/5/2025	121,000	121,000
4.49%, 8/12/2025	144,000	144,000
MUFG Bank Ltd. (Japan)
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	205,000	205,000
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	130,000	130,000
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	86,000	86,000
(SOFR + 0.25%), 4.58%, 3/3/2025 (b)	200,000	200,000
(SOFR + 0.27%), 4.60%, 3/3/2025 (b)	100,000	100,000
4.54%, 6/10/2025	200,000	200,000
National Australia Bank Ltd. (Australia)
4.77%, 3/10/2025 (d)	128,000	127,848
4.62%, 5/22/2025	150,000	148,457
4.46%, 6/16/2025 (d)	120,000	118,432
4.23%, 6/30/2025 (d)	210,000	207,058
4.46%, 7/28/2025 (d)	45,000	44,184
Norinchukin Bank (The) (Japan)
4.35%, 3/7/2025	200,000	200,000
4.40%, 3/24/2025	72,000	72,000
4.40%, 3/27/2025	172,000	172,000
Northern Trust Co. (The) , 4.50%, 7/15/2025	165,000	165,000
Oversea-Chinese Banking Corp. Ltd. (Singapore) , 4.40%, 5/5/2025	30,000	30,000
Skandinaviska Enskilda Banken AB (Sweden)
5.19%, 4/28/2025	100,000	100,000
5.18%, 4/29/2025	60,000	60,000
5.52%, 5/29/2025	48,000	48,000
5.52%, 5/30/2025	35,000	35,000
5.06%, 7/30/2025	141,000	141,000
5.06%, 7/31/2025	15,000	15,000
4.42%, 8/29/2025	40,000	40,000
4.54%, 11/10/2025	79,000	79,000
4.54%, 11/12/2025	18,000	18,000
4.55%, 2/18/2026	40,000	40,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Certificates of Deposits — continued
Standard Chartered Bank (United Kingdom)
4.60%, 6/6/2025	115,000	115,000
4.60%, 6/11/2025	124,000	124,000
State Street Bank & Trust Co.
(SOFR + 0.27%), 4.60%, 3/3/2025 (b)	235,000	235,000
4.62%, 5/12/2025	244,000	244,000
4.53%, 6/12/2025	165,000	165,000
Sumitomo Mitsui Banking Corp. (Japan)
(SOFR + 0.22%), 4.58%, 3/3/2025 (b)	95,000	95,000
(SOFR + 0.22%), 4.58%, 3/3/2025 (b)	80,000	80,000
(SOFR + 0.23%), 4.59%, 3/3/2025 (b)	178,000	178,000
(SOFR + 0.23%), 4.59%, 3/3/2025 (b)	184,000	184,000
(SOFR + 0.23%), 4.59%, 3/3/2025 (b)	48,000	48,000
(SOFR + 0.27%), 4.60%, 3/3/2025 (b)	50,000	50,000
(SOFR + 0.26%), 4.62%, 3/3/2025 (b)	132,000	132,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(SOFR + 0.23%), 4.56%, 3/3/2025 (b)	110,000	110,000
(SOFR + 0.23%), 4.59%, 3/3/2025 (b)	80,000	80,000
(SOFR + 0.23%), 4.59%, 3/3/2025 (b)	24,000	24,000
(SOFR + 0.27%), 4.60%, 3/3/2025 (b)	150,000	150,000
(SOFR + 0.27%), 4.63%, 3/3/2025 (b)	170,000	170,000
4.44%, 4/7/2025 (d)	203,000	202,078
4.62%, 4/16/2025 (d)	75,000	74,560
4.43%, 4/24/2025	75,000	75,000
4.43%, 5/7/2025	50,000	50,000
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.20%), 4.53%, 3/3/2025 (b)	50,000	50,000
(SOFR + 0.20%), 4.56%, 3/3/2025 (b)	100,000	100,000
5.52%, 5/28/2025	75,000	75,000
Swedbank AB (Sweden) , 4.62%, 4/16/2025	206,000	206,000
Toronto-Dominion Bank (The) (Canada)
5.40%, 3/28/2025	20,000	20,000
5.55%, 4/17/2025	78,000	78,000
5.57%, 4/22/2025	26,000	26,000
5.53%, 5/28/2025	75,000	75,000
Westpac Banking Corp. (Australia)
(SOFR + 0.27%), 4.63%, 3/3/2025 (b)	85,000	85,000
(SOFR + 0.28%), 4.64%, 3/3/2025 (b)	48,000	48,000
Total Certificates of Deposit (Cost $14,033,633)		14,033,633
U.S. Treasury Obligations — 3.7%
U.S. Treasury Bills
4.41%, 4/1/2025 (d)	400,000	398,488
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	33

JPMorgan Liquid Assets Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
4.32%, 4/10/2025 (d)	7,254	7,219
4.26%, 4/15/2025 (d)	400,000	397,880
4.32%, 5/15/2025 (d)	445,000	441,027
4.35%, 5/22/2025 (d)	400,000	396,073
4.35%, 6/5/2025 (d)	200,000	197,706
4.25%, 6/12/2025 (d)	600,000	592,790
4.19%, 10/2/2025 (d)	435,000	424,389
Total U.S. Treasury Obligations (Cost $2,855,572)		2,855,572
Total Short Term Investments (Cost $56,311,601)		56,311,601
Total Investments — 97.3% (Cost $74,202,356) *		74,202,356
Other Assets in Excess of Liabilities — 2.7%		2,064,744
NET ASSETS — 100.0%		76,267,100

Percentages indicated are based on net assets.

Abbreviations
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
OBFR	Overnight Bank Funding Rate
PJSC	Public Joint Stock Company
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
^^
Certain securities are perpetual and thus, do not have
predetermined maturity dates. The coupon rates for
these securities are fixed for a period of time and may
be structured to adjust thereafter. The coupon rates
shown are the rates in effect as of February 28,
2025.

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(d)	The rate shown is the effective yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Money Market Funds	February 28, 2025

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 83.3%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $150,055. (a)	150,000	150,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $128,544. (a)	128,497	128,497
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $150,055. (a)	150,000	150,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $125,046, collateralized by U.S. Treasury Securities, 1.63% - 4.00%, due 2/28/2029 - 10/15/2029, with a value of $127,500.	125,000	125,000
Credit Agricole Corporate and Investment Bank, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $100,036, collateralized by FHLMC, 5.85%, due 11/25/2054 and U.S. Treasury Securities, 4.50%, due 12/31/2031, with a value of $102,253.	100,000	100,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $50,018, collateralized by U.S. Treasury Securities, 4.38%, due 5/15/2041, with a value of $51,000.	50,000	50,000
HSBC Securities USA, Inc., 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $125,046, collateralized by FHLMC, 2.00% - 5.50%, due 12/1/2027 - 5/1/2054 and FNMA, 1.17% - 6.50%, due 4/1/2030 - 1/1/2055, with a value of $127,546.	125,000	125,000
ING Financial Markets LLC, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $100,036, collateralized by FHLMC, 6.50%, due 10/1/2053, with a value of $102,037.	100,000	100,000
Societe Generale SA, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $100,036, collateralized by U.S. Treasury Securities, 2.25% - 3.63%, due 2/15/2052 - 5/15/2053, with a value of $102,000.	100,000	100,000
Treasury Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $100,036. (a)	100,000	100,000
Total Repurchase Agreements (Cost $1,128,497)		1,128,497
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 7.3%
FFCB
DN, 4.26%, 4/3/2025 (b)	10,000	9,961
DN, 4.27%, 4/7/2025 (b)	5,000	4,978
FFCB Funding Corp.
(SOFR + 0.09%), 4.45%, 3/3/2025 (c)	5,000	4,999
(SOFR + 0.09%), 4.45%, 3/3/2025 (c)	10,000	10,000
(SOFR + 0.11%), 4.47%, 3/3/2025 (c)	10,000	10,000
(SOFR + 0.14%), 4.47%, 3/3/2025 (c)	5,000	5,000
(SOFR + 0.13%), 4.48%, 3/3/2025 (c)	5,000	5,000
(SOFR + 0.14%), 4.49%, 3/3/2025 (c)	5,000	5,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (c)	5,000	5,000
(SOFR + 0.33%), 4.69%, 3/3/2025 (c)	1,500	1,503
FHLB
(SOFR + 0.11%), 4.47%, 3/3/2025 (c)	10,000	10,000
(SOFR + 0.13%), 4.49%, 3/3/2025 (c)	10,000	10,002
(SOFR + 0.14%), 4.50%, 3/3/2025 (c)	5,000	5,000
FHLMC, 4.50%, 3/3/2025 (c)	8,000	8,000
FNMA, 4.50%, 3/3/2025 (c)	4,000	4,000
Total U.S. Government Agency Securities (Cost $98,443)		98,443
U.S. Treasury Obligations — 1.8%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.42%, 3/3/2025 (c)	17,000	16,989
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.44%, 3/3/2025 (c)	8,000	8,000
Total U.S. Treasury Obligations (Cost $24,989)		24,989
Short Term Investments — 7.8%
U.S. Treasury Obligations — 7.8%
U.S. Treasury Bills
4.65%, 3/6/2025 (b)	4,000	3,998
4.38%, 3/18/2025 (b)	10,000	9,979
4.39%, 3/25/2025 (b)	10,000	9,971
4.32%, 4/1/2025 (b)	25,000	24,908
4.36%, 5/1/2025 (b)	10,000	9,927
4.35%, 5/22/2025 (b)	10,000	9,902
4.35%, 6/5/2025 (b)	10,000	9,885
4.28%, 6/17/2025 (b)	10,000	9,873
4.31%, 8/21/2025 (b)	10,000	9,797
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	35

JPMorgan Securities Lending Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
4.32%, 11/28/2025 (b)	4,000	3,873
4.21%, 2/19/2026 (b)	4,000	3,840
Total U.S. Treasury Obligations (Cost $105,953)		105,953
Total Short Term Investments (Cost $105,953)		105,953
Total Investments — 100.2% (Cost $1,357,882) *		1,357,882
Liabilities in Excess of Other Assets — (0.2)%		(2,782)
NET ASSETS — 100.0%		1,355,100

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account II - At February 28, 2025, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account II with a maturity date of March 3, 2025, as
follows for JPMorgan Securities Lending Money
Market Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$150,000	$150,055	$154,556
Agency Joint Trading Account II	128,497	128,544	131,067
Agency Joint Trading Account III	150,000	150,055	153,491
Treasury Joint Trading Account II	100,000	100,036	102,000

Repurchase Agreements - At February 28, 2025, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	Securities Lending Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	4.37%	$150,000
Agency Joint Trading Account II
BofA Securities, Inc.	4.37%	128,497
Agency Joint Trading Account III
BNP Paribas SA	4.37%	150,000
Treasury Joint Trading Account II
Credit Agricole Corporate and Investment Bank	4.36%	100,000

At February 28, 2025, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	1.38%-4.90%	1/25/2026-10/25/2033
FNMA	5.00%	7/25/2051-4/25/2054
GNMA	1.50%-7.50%	3/20/2049-11/16/2065
Agency Joint Trading Account II
FHLMC	1.50%-7.50%	11/1/2026-2/1/2055
FNMA	1.50%-8.50%	7/1/2025-9/1/2061
GNMA	1.50%-7.75%	11/15/2025-1/20/2075
Agency Joint Trading Account III
FHLMC	1.22%-7.61%	7/1/2025-2/1/2055
FNMA	1.49%-7.54%	10/1/2028-1/1/2055
Treasury Joint Trading Account II
U.S. Treasury Securities	0.00%-4.88%	4/30/2025-2/15/2055

(b)	The rate shown is the effective yield as of February 28, 2025.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Money Market Funds	February 28, 2025

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 43.5%
Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $750,273. (a)	750,000	750,000
Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $3,363,458. (a)	3,362,234	3,362,234
Agency Joint Trading Account III, J.P. Morgan Investment Management Inc., as agent, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $59,612. (a)	59,590	59,590
Bank of America NA, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $1,200,437, collateralized by FHLMC, 3.00% - 4.00%, due 2/1/2042 - 8/1/2048, with a value of $1,224,000.	1,200,000	1,200,000
Bank of Montreal, 4.30%, dated 2/28/2025, due 3/3/2025, repurchase price $900,323, collateralized by U.S. Treasury Securities, 0.00%, due 5/15/2025 - 2/15/2055, with a value of $918,329.	900,000	900,000
Bank of Montreal, 4.35%, dated 2/28/2025, due 3/5/2025, repurchase price $1,400,846, collateralized by FHLMC, 0.00% - 6.00%, due 2/15/2028 - 3/25/2055, FNMA, 1.25% - 6.00%, due 10/25/2025 - 1/25/2055 and GNMA, 1.75% - 7.00%, due 7/16/2029 - 9/20/2070, with a value of $1,448,970.	1,400,000	1,400,000
BMO Capital Markets Corp., 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $750,273, collateralized by GNMA, 2.00% - 7.50%, due 3/20/2042 - 4/20/2072 and U.S. Treasury Securities, 1.25% - 3.50%, due 5/31/2028 - 2/15/2033, with a value of $772,755.	750,000	750,000
BNP Paribas SA, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $850,310, collateralized by FHLMC, 0.00% - 7.00%, due 11/25/2026 - 3/1/2055, FNMA, 1.56% - 6.00%, due 12/1/2030 - 8/1/2054 and GNMA, 5.35% - 6.00%, due 5/20/2053 - 2/20/2055, with a value of $868,471.	850,000	850,000
BNP Paribas SA, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $750,630, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 7/31/2026 - 5/15/2053, with a value of $773,354.	750,000	750,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

BNP Paribas SA, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $2,001,680, collateralized by FFCB, 2.02% - 3.65%, due 11/17/2036 - 4/6/2045, FHLB, 0.92% - 1.02%, due 2/24/2027 - 2/26/2027, FHLMC, 0.00% - 7.38%, due 10/1/2029 - 3/1/2055, FNMA, 0.00% - 7.58%, due 12/10/2029 - 2/1/2055 and GNMA, 3.00% - 7.50%, due 10/15/2039 - 2/20/2055, with a value of $2,061,777.	2,000,000	2,000,000
BNP Paribas SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $1,501,301, collateralized by U.S. Treasury Securities, 0.00% - 5.38%, due 3/31/2025 - 8/15/2053, with a value of $1,598,028.	1,500,000	1,500,000
BNP Paribas SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $1,501,301, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 7/24/2025 - 8/15/2054, with a value of $1,597,840.	1,500,000	1,500,000
BofA Securities, Inc., 4.28%, dated 2/28/2025, due 3/3/2025, repurchase price $200,071, collateralized by U.S. Treasury Securities, 1.63% - 4.88%, due 5/31/2025 - 8/15/2041, with a value of $204,000.	200,000	200,000
BofA Securities, Inc., 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $300,256, collateralized by FHLMC, 1.50% - 8.10%, due 7/15/2027 - 1/25/2055, FNMA, 1.50% - 5.50%, due 2/25/2041 - 2/25/2055 and GNMA, 4.00% - 6.66%, due 9/16/2041 - 3/16/2066, with a value of $309,000.	300,000	300,000
BofA Securities, Inc., 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $500,427, collateralized by FHLMC, 3.50% - 6.00%, due 7/15/2033 - 1/25/2055, FNMA, 1.75% - 3.25%, due 1/25/2046 - 3/25/2053 and GNMA, 2.10% - 6.00%, due 8/16/2039 - 12/20/2073, with a value of $515,000.	500,000	500,000
BofA Securities, Inc., 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $1,501,280, collateralized by FHLMC, 0.13% - 5.50%, due 11/15/2035 - 3/25/2055, FNMA, 1.50% - 6.10%, due 6/25/2042 - 3/25/2055 and GNMA, 2.40% - 7.50%, due 10/20/2033 - 8/20/2061, with a value of $1,545,000.	1,500,000	1,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	37

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $125,045, collateralized by U.S. Treasury Securities, 0.38% - 4.13%, due 9/30/2027 - 2/28/2029, with a value of $127,500.	125,000	125,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $150,055, collateralized by U.S. Treasury Securities, 1.13% - 4.38%, due 2/28/2029 - 11/15/2041, with a value of $153,000.	150,000	150,000
Citigroup Global Markets Holdings, Inc., 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $1,500,546, collateralized by FFCB, 3.38% - 4.75%, due 3/7/2025 - 12/18/2026, FHLB, 4.47% - 4.49%, due 5/2/2025 - 1/6/2027, FHLMC, 0.00% - 5.50%, due 12/11/2025 - 12/25/2054, FNMA, 0.50% - 7.00%, due 4/22/2025 - 10/25/2051, GNMA, 1.40% - 6.87%, due 1/16/2035 - 3/20/2072 and U.S. Treasury Securities, 0.00%, due 5/15/2025 - 11/15/2054, with a value of $1,530,633.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 4.37%, dated 2/28/2025, due 3/7/2025, repurchase price $1,501,275, collateralized by GNMA, 1.00% - 8.00%, due 6/16/2031 - 9/20/2074 and U.S. Treasury Securities, 0.63%, due 12/31/2027, with a value of $1,544,085.	1,500,000	1,500,000
Citigroup Global Markets Holdings, Inc., 4.40%, dated 2/28/2025, due 4/3/2025, repurchase price $2,008,311, collateralized by FHLMC, 2.32% - 14.25%, due 5/25/2025 - 11/26/2057, FNMA, 1.25% - 19.12%, due 2/25/2026 - 3/25/2055 and GNMA, 4.50% - 5.55%, due 4/20/2054 - 2/20/2055, with a value of $2,050,316.	2,000,000	2,000,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 4/14/2025, repurchase price $1,005,450, collateralized by FHLMC, 3.64% - 7.50%, due 8/1/2054 and FNMA, 3.55% - 7.50%, due 8/1/2054, with a value of $1,020,001.	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 4.50%, dated 2/28/2025, due 5/1/2025, repurchase price $3,527,125, collateralized by FHLMC, 2.00% - 8.00%, due 8/1/2053 - 4/1/2054, FNMA, 2.00% - 8.00%, due 8/1/2053 - 4/1/2054 and U.S. Treasury Securities, 3.50%, due 1/31/2028, with a value of $3,570,000.	3,500,000	3,500,000
Citigroup Global Markets Holdings, Inc., 4.38%, dated 2/28/2025, due 5/12/2025, repurchase price $3,531,086, collateralized by FHLMC, 4.00% - 8.00%, due 4/1/2054 - 8/1/2054 and FNMA, 4.00% - 7.50%, due 3/1/2054 - 8/1/2054, with a value of $3,570,001.	3,500,000	3,500,000
Credit Agricole Corporate and Investment Bank, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $100,036, collateralized by U.S. Treasury Securities, 2.88%, due 5/15/2028, with a value of $102,000.	100,000	100,000
Credit Agricole Corporate and Investment Bank, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $750,630, collateralized by U.S. Treasury Securities, 2.75% - 4.63%, due 5/15/2043 - 5/15/2053, with a value of $765,000.	750,000	750,000
Daiwa Capital Markets America, Inc., 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $3,001,093, collateralized by FFCB, 4.25% - 5.42%, due 2/27/2026 - 8/12/2033, FHLB, 4.38%, due 3/8/2030, FHLMC, 1.50% - 7.83%, due 8/1/2037 - 2/1/2055, FNMA, 2.00% - 7.50%, due 9/1/2027 - 2/1/2055, GNMA, 1.50% - 7.50%, due 6/20/2035 - 2/20/2055 and U.S. Treasury Securities, 0.00% - 5.00%, due 6/3/2025 - 2/15/2055, with a value of $3,066,196.	3,000,000	3,000,000
Deutsche Bank Securities, Inc., 4.32%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,360, collateralized by U.S. Treasury Securities, 0.13% - 6.88%, due 4/15/2025 - 2/15/2055, with a value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 4.32%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,360, collateralized by U.S. Treasury Securities, 3.50% - 4.88%, due 12/31/2026 - 6/30/2030, with a value of $1,020,000.	1,000,000	1,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Deutsche Bank Securities, Inc., 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $465,169, collateralized by U.S. Treasury Securities, 2.75% - 4.63%, due 11/15/2026 - 5/31/2029, with a value of $474,300.	465,000	465,000
Deutsche Bank Securities, Inc., 4.32%, dated 2/28/2025, due 3/4/2025, repurchase price $2,301,104, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 3/4/2025 - 11/15/2054, with a value of $2,346,000.	2,300,000	2,300,000
Deutsche Bank Securities, Inc., 4.34%, dated 2/28/2025, due 3/6/2025, repurchase price $1,501,085, collateralized by U.S. Treasury Securities, 0.13% - 2.38%, due 7/15/2025 - 1/15/2035, with a value of $1,530,000.	1,500,000	1,500,000
Deutsche Bank Securities, Inc., 4.37%, dated 2/28/2025, due 3/7/2025, repurchase price $2,502,124, collateralized by GNMA, 1.25% - 4.00%, due 2/16/2048 - 1/16/2054 and U.S. Treasury Securities, 0.00% - 6.63%, due 4/8/2025 - 5/15/2054, with a value of $2,550,001.	2,500,000	2,500,000
Federal Reserve Bank of New York, 4.25%, dated 2/28/2025, due 3/3/2025, repurchase price $15,005,312, collateralized by U.S. Treasury Securities, 1.13% - 4.50%, due 5/15/2025 - 5/15/2041, with a value of $15,005,313.	15,000,000	15,000,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 3.75% - 4.00%, due 2/29/2028 - 12/31/2030, with a value of $1,020,000.	1,000,000	1,000,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,450,527, collateralized by U.S. Treasury Securities, 1.88% - 4.38%, due 2/15/2041 - 5/15/2041, with a value of $1,479,000.	1,450,000	1,450,000
Goldman Sachs & Co. LLC, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $3,501,272, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 5/15/2025 - 8/15/2054, with a value of $3,570,000.	3,500,000	3,500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goldman Sachs & Co. LLC, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $4,501,639, collateralized by FHLMC, 1.50% - 7.50%, due 8/1/2029 - 1/1/2055, FNMA, 1.50% - 7.00%, due 3/1/2029 - 1/1/2059 and GNMA, 2.48% - 6.50%, due 10/20/2026 - 3/16/2065, with a value of $4,591,030.	4,500,000	4,500,000
Goldman Sachs & Co. LLC, 4.33%, dated 2/28/2025, due 3/4/2025, repurchase price $2,000,962, collateralized by FHLMC, 2.00% - 7.50%, due 5/15/2027 - 9/1/2054, FNMA, 1.50% - 6.50%, due 10/25/2028 - 10/1/2054, GNMA, 2.50% - 6.50%, due 3/15/2026 - 4/15/2059 and U.S. Treasury Securities, 0.00%, due 5/15/2025 - 11/15/2053, with a value of $2,040,000.	2,000,000	2,000,000
Goldman Sachs & Co. LLC, 4.33%, dated 2/28/2025, due 3/5/2025, repurchase price $3,001,804, collateralized by U.S. Treasury Securities, 0.00% - 4.88%, due 4/15/2025 - 8/15/2054, with a value of $3,060,000.	3,000,000	3,000,000
Goldman Sachs & Co. LLC, 4.35%, dated 2/28/2025, due 3/6/2025, repurchase price $1,000,725, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 3/31/2028 - 5/15/2043, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.35%, dated 2/28/2025, due 3/7/2025, repurchase price $3,753,172, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 8/15/2026 - 11/15/2051, with a value of $3,825,000.	3,750,000	3,750,000
Goldman Sachs & Co. LLC, 4.36%, dated 2/28/2025, due 3/7/2025, repurchase price $6,005,087, collateralized by FHLMC, 1.50% - 7.00%, due 3/1/2027 - 3/1/2055, FNMA, 1.50% - 7.00%, due 7/1/2028 - 9/1/2057 and GNMA, 1.50% - 6.50%, due 1/15/2026 - 2/16/2065, with a value of $6,124,761.	6,000,000	6,000,000
Goldman Sachs & Co. LLC, 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $500,427, collateralized by U.S. Treasury Securities, 0.63% - 4.13%, due 11/30/2029 - 5/15/2030, with a value of $510,000.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	39

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 4.40%, dated 2/28/2025, due 3/7/2025, repurchase price $2,752,353, collateralized by U.S. Treasury Securities, 2.75% - 4.38%, due 4/30/2027 - 8/15/2052, with a value of $2,805,000.	2,750,000	2,750,000
Goldman Sachs & Co. LLC, 4.52%, dated 2/28/2025, due 4/30/2025, repurchase price $1,511,488, collateralized by FHLMC, 1.20% - 10.57%, due 9/1/2025 - 3/25/2055, FNMA, 1.00% - 7.50%, due 6/1/2025 - 6/25/2057 and GNMA, 1.00% - 6.50%, due 8/20/2035 - 2/16/2064, with a value of $1,545,000.	1,500,000	1,500,000
HSBC Securities USA, Inc., 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $475,173, collateralized by FHLMC, 2.50% - 7.00%, due 8/1/2030 - 9/1/2054 and FNMA, 2.00% - 7.00%, due 11/1/2041 - 10/1/2054, with a value of $484,676.	475,000	475,000
ING Financial Markets LLC, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $300,109, collateralized by FHLMC, 4.50% - 5.00%, due 8/1/2052 - 2/1/2054 and FNMA, 4.50% - 5.00%, due 8/1/2052 - 6/1/2053, with a value of $306,111.	300,000	300,000
Metropolitan Life Insurance Co., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 0.00% - 3.50%, due 1/31/2028 - 8/15/2051, with a value of $1,020,124.	1,000,000	1,000,000
Mitsubishi UFJ Trust & Banking Corp., 4.33%, dated 2/28/2025, due 3/4/2025, repurchase price $500,241, collateralized by GNMA, 3.00% - 6.00%, due 8/15/2038 - 9/20/2054, with a value of $510,245.	500,000	500,000
Natixis SA, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $2,001,680, collateralized by FFCB, 1.95%, due 8/13/2040, FHLB, 4.08%, due 5/25/2033, FHLMC, 2.00% - 7.00%, due 10/1/2027 - 2/1/2055, FNMA, 2.00% - 6.00%, due 2/25/2027 - 2/1/2055, GNMA, 2.00% - 7.50%, due 12/20/2042 - 9/20/2054, Tennessee Valley Authority, 0.00%, due 1/15/2038 - 9/15/2065 and U.S. Treasury Securities, 0.00% - 6.25%, due 3/13/2025 - 2/15/2055, with a value of $2,052,584.	2,000,000	2,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Natixis SA, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $2,502,100, collateralized by FFCB, 1.73% - 2.82%, due 9/10/2035 - 1/24/2042, FHLB, 2.84% - 4.15%, due 5/25/2033 - 1/27/2042, FHLMC, 2.00% - 7.00%, due 2/15/2032 - 2/1/2055, FNMA, 1.50% - 7.50%, due 2/25/2027 - 3/25/2055, GNMA, 2.50% - 7.50%, due 11/20/2033 - 8/20/2054, Tennessee Valley Authority, 0.00%, due 1/15/2038 - 4/1/2056 and U.S. Treasury Securities, 0.00% - 5.25%, due 3/20/2025 - 2/15/2055, with a value of $2,566,793.	2,500,000	2,500,000
Norinchukin Bank (The), 4.33%, dated 2/28/2025, due 3/5/2025, repurchase price $1,000,601, collateralized by U.S. Treasury Securities, 0.00% - 4.63%, due 5/31/2031 - 2/15/2044, with a value of $1,020,000.	1,000,000	1,000,000
RBC Capital Markets LLC, 4.37%, dated 2/28/2025, due 3/7/2025, repurchase price $3,603,059, collateralized by FFCB, 4.32% - 5.87%, due 2/27/2026 - 2/24/2045, FHLB, 1.02% - 6.00%, due 4/7/2026 - 2/28/2045, FHLMC, 0.75% - 6.50%, due 9/25/2025 - 11/25/2052, FNMA, 1.00% - 6.90%, due 1/25/2026 - 2/25/2055, GNMA, 0.00% - 7.50%, due 7/20/2034 - 2/20/2075 and Tennessee Valley Authority, 2.88% - 7.13%, due 2/1/2027 - 4/1/2036, with a value of $3,707,468.	3,600,000	3,600,000
Royal Bank of Canada, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $2,001,680, collateralized by FHLMC, 2.00% - 7.50%, due 11/1/2033 - 1/25/2055 and FNMA, 1.50% - 7.50%, due 2/25/2027 - 7/1/2056, with a value of $2,054,855.	2,000,000	2,000,000
Societe Generale SA, 4.32%, dated 2/28/2025, due 3/4/2025, repurchase price $500,240, collateralized by U.S. Treasury Securities, 4.00%, due 2/28/2030, with a value of $510,000.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Societe Generale SA, 4.34%, dated 2/28/2025, due 3/5/2025, repurchase price $1,250,753, collateralized by FFCB, 4.88%, due 7/22/2025 - 7/28/2025, FHLB, 0.38% - 3.00%, due 9/4/2025 - 3/12/2027, FHLMC, 0.00%, due 12/11/2025, FNMA, 0.50% - 6.00%, due 6/17/2025 - 1/1/2055 and GNMA, 5.00% - 6.00%, due 5/20/2053 - 10/20/2054, with a value of $1,275,000.	1,250,000	1,250,000
Societe Generale SA, 4.34%, dated 2/28/2025, due 3/6/2025, repurchase price $750,543, collateralized by U.S. Treasury Securities, 3.75% - 4.63%, due 9/30/2028 - 12/31/2030, with a value of $765,000.	750,000	750,000
Societe Generale SA, 4.36%, dated 2/28/2025, due 3/7/2025, repurchase price $1,000,848, collateralized by FHLMC, 2.50% - 7.00%, due 6/1/2029 - 2/1/2055, FNMA, 2.00% - 7.00%, due 11/1/2026 - 6/1/2062, GNMA, 2.50% - 8.00%, due 1/20/2026 - 2/20/2055 and U.S. Treasury Securities, 0.00% - 3.25%, due 4/22/2025 - 5/15/2042, with a value of $1,020,026.	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,650,600, collateralized by U.S. Treasury Securities, 0.38% - 5.00%, due 4/30/2025 - 2/15/2042, with a value of $1,683,612.	1,650,000	1,650,000
TD Securities USA LLC, 4.35%, dated 2/28/2025, due 3/6/2025, repurchase price $900,653, collateralized by U.S. Treasury Securities, 3.75% - 4.75%, due 8/15/2041 - 2/15/2055, with a value of $918,777.	900,000	900,000
The Northwestern Mutual Life Insurance Co., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,500,545, collateralized by FHLMC, 2.00% - 6.00%, due 9/1/2042 - 9/1/2053 and FNMA, 0.00% - 5.50%, due 12/1/2039 - 3/1/2053, with a value of $1,530,185.	1,500,000	1,500,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $2,960,661. (a)	2,959,586	2,959,586
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

UBS Securities LLC, 4.38%, dated 2/28/2025, due 3/3/2025, repurchase price $200,073, collateralized by U.S. Treasury Securities, 0.00% - 4.25%, due 3/11/2025 - 2/15/2054, with a value of $204,000.	200,000	200,000
UBS Securities LLC, 4.36%, dated 2/28/2025, due 3/6/2025, repurchase price $200,145, collateralized by FHLMC, 2.00% - 8.50%, due 4/1/2025 - 10/1/2053, FNMA, 2.00% - 9.00%, due 4/1/2025 - 12/1/2052, GNMA, 2.50% - 9.00%, due 3/15/2025 - 1/20/2055 and U.S. Treasury Securities, 0.00% - 4.13%, due 3/11/2025 - 1/15/2035, with a value of $204,000.	200,000	200,000
Wells Fargo Bank NA, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $2,000,728, collateralized by FHLMC, 3.00% - 5.50%, due 9/1/2049 - 11/1/2054, FNMA, 5.00% - 6.00%, due 7/1/2052 - 10/1/2054 and GNMA, 3.50% - 6.00%, due 7/20/2050 - 2/20/2055, with a value of $2,042,322.	2,000,000	2,000,000
Wells Fargo Bank NA, 4.37%, dated 2/28/2025, due 3/3/2025, repurchase price $9,003,278, collateralized by FHLMC, 3.00% - 6.50%, due 9/1/2049 - 12/1/2054, FNMA, 2.00% - 6.50%, due 11/1/2034 - 2/1/2055 and GNMA, 2.00% - 6.50%, due 3/20/2047 - 12/20/2054, with a value of $9,187,588.	9,000,000	9,000,000
Wells Fargo Bank NA, 4.36%, dated 2/28/2025, due 3/6/2025, repurchase price $1,000,727, collateralized by FHLMC, 3.00% - 6.00%, due 1/2/2050 - 9/1/2053 and FNMA, 3.50% - 5.50%, due 1/1/2048 - 11/1/2054, with a value of $1,020,865.	1,000,000	1,000,000
Wells Fargo Securities LLC, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $400,145, collateralized by U.S. Treasury Securities, 0.63% - 4.50%, due 8/15/2025 - 2/15/2033, with a value of $408,148.	400,000	400,000
Wells Fargo Securities LLC, 4.33%, dated 2/28/2025, due 3/4/2025, repurchase price $1,000,481, collateralized by FNMA, 1.50% - 6.50%, due 8/1/2026 - 6/1/2056, with a value of $1,020,859.	1,000,000	1,000,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	41

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Wells Fargo Securities LLC, 4.37%, dated 2/28/2025, due 3/7/2025, repurchase price $2,502,124, collateralized by FNMA, 1.50% - 8.00%, due 10/1/2025 - 1/1/2059 and GNMA, 4.00%, due 9/20/2054, with a value of $2,552,167.	2,500,000	2,500,000
Wells Fargo Securities LLC, 4.35%, dated 2/28/2025, due 4/28/2025, repurchase price $2,014,258, collateralized by FNMA, 1.50% - 7.50%, due 2/1/2026 - 3/1/2055, with a value of $2,062,185.	2,000,000	2,000,000
Wells Fargo Securities LLC, 4.39%, dated 2/28/2025, due 5/21/2025, repurchase price $1,009,999, collateralized by FNMA, 1.50% - 7.50%, due 5/1/2025 - 1/1/2059, with a value of $1,031,070.	1,000,000	1,000,000
Total Repurchase Agreements (Cost $132,546,410)		132,546,410
U.S. Government Agency Securities — 18.8%
FFCB Funding Corp.
(SOFR + 0.08%), 4.44%, 3/3/2025 (b)	365,000	365,000
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.45%, 3/3/2025 (b)	75,000	75,000
(SOFR + 0.09%), 4.45%, 3/3/2025 (b)	80,000	80,000
(SOFR + 0.10%), 4.46%, 3/3/2025 (b)	125,000	125,000
(SOFR + 0.13%), 4.49%, 3/3/2025 (b)	110,000	110,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	297,000	296,996
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	275,000	275,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	75,000	75,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	275,000	275,000
(SOFR + 0.15%), 4.51%, 3/3/2025 (b)	224,000	223,996
(SOFR + 0.15%), 4.51%, 3/3/2025 (b)	185,000	185,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	625,000	625,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	600,000	600,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	155,000	155,000
(SOFR + 0.17%), 4.52%, 3/3/2025 (b)	500,000	500,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	135,000	135,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	140,000	140,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	140,000	140,000
(SOFR + 0.17%), 4.53%, 3/3/2025 (b)	450,000	450,000
(SOFR + 0.17%), 4.53%, 3/3/2025 (b)	195,000	195,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (b)	475,000	474,997
FHLB
DN, 4.14%, 3/3/2025 (c)	49,317	49,306
(SOFR + (0.01)%), 4.35%, 3/3/2025 (b)	975,000	975,000
4.36%, 3/3/2025 (d)	75,000	75,000
(SOFR + 0.01%), 4.37%, 3/3/2025 (b)	1,000,000	1,000,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	950,000	950,000
(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	1,000,000	1,000,000
(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	775,000	775,000
(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	150,000	150,000
(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	690,000	690,000
(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	900,000	900,000
(SOFR + 0.04%), 4.39%, 3/3/2025 (b)	150,000	150,000
(SOFR + 0.04%), 4.39%, 3/3/2025 (b)	690,000	690,000
(SOFR + 0.04%), 4.39%, 3/3/2025 (b)	900,000	900,000
(SOFR + 0.03%), 4.39%, 3/3/2025 (b)	950,000	950,000
(SOFR + 0.04%), 4.40%, 3/3/2025 (b)	250,000	250,000
(SOFR + 0.04%), 4.40%, 3/3/2025 (b)	950,000	950,000
(SOFR + 0.09%), 4.45%, 3/3/2025 (b)	500,000	500,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	1,495,000	1,495,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	250,000	250,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	1,000,000	1,000,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	325,000	325,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	1,350,000	1,350,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	1,000,000	1,000,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	1,225,000	1,225,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	250,000	250,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	925,000	925,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	950,000	950,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	1,000,000	1,000,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	125,000	125,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	700,000	700,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	225,000	225,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	175,000	175,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (b)	500,000	500,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (b)	1,000,000	1,000,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (b)	1,400,000	1,400,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (b)	2,000,000	2,000,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (b)	1,000,000	1,000,000
DN, 4.85%, 3/5/2025 (c)	1,650,000	1,649,111
(SOFR + (0.01)%), 0.00%, 3/5/2025 (b)	800,000	800,000
(SOFR + (0.01)%), 0.00%, 3/7/2025 (b)	750,000	750,000
DN, 4.34%, 4/14/2025 (c)	1,295,000	1,288,162
DN, 4.34%, 4/15/2025 (c)	100,000	99,460
DN, 4.35%, 5/1/2025 (c)	2,695,000	2,675,296
DN, 4.35%, 5/2/2025 (c)	1,945,000	1,930,546
DN, 5.00%, 5/16/2025 (c)	1,213,000	1,200,324
5.20%, 7/25/2025	1,189,000	1,189,000
4.39%, 1/30/2026	990,000	990,000
4.37%, 2/6/2026	1,000,000	1,000,000
4.37%, 2/6/2026	900,000	900,000
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
4.37%, 2/6/2026	800,000	800,000
4.44%, 2/9/2026	1,465,000	1,465,000
4.40%, 3/13/2026	1,845,000	1,845,000
4.40%, 3/17/2026	1,000,000	1,000,000
FHLMC
(SOFR + 0.11%), 4.47%, 3/3/2025 (b)	790,000	790,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	1,500,000	1,500,000
FNMA
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	1,206,000	1,206,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	362,000	362,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (b)	275,000	275,000
Total U.S. Government Agency Securities (Cost $57,065,194)		57,065,194
U.S. Treasury Obligations — 6.3%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.39%, 3/3/2025 (b)	4,506,280	4,506,191
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.41%, 3/3/2025 (b)	1,500,000	1,500,077
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.41%, 3/3/2025 (b)	440,000	439,969
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.42%, 3/3/2025 (b)	5,575,300	5,573,038
U.S. Treasury Notes
0.50%, 3/31/2025	658,163	655,735
3.88%, 3/31/2025	350,294	349,962
0.25%, 9/30/2025	300,000	293,045
5.00%, 9/30/2025	1,300,000	1,304,945
2.25%, 11/15/2025	600,000	591,442
4.50%, 11/15/2025	100,000	100,032
0.38%, 11/30/2025	520,000	505,098
2.88%, 11/30/2025	632,456	625,763
4.88%, 11/30/2025	365,000	366,521
4.25%, 12/31/2025	1,050,000	1,049,702
0.50%, 2/28/2026	500,000	481,788
4.63%, 2/28/2026	745,000	747,573
Total U.S. Treasury Obligations (Cost $19,090,881)		19,090,881
Short Term Investments — 29.7%
U.S. Treasury Obligations — 29.7%
U.S. Treasury Bills
4.40%, 3/6/2025 (c)	5,412,500	5,409,196
4.27%, 3/13/2025 (c)	639,000	638,093
4.38%, 3/18/2025 (c)	5,470,000	5,458,712
4.26%, 3/20/2025 (c)	3,145,000	3,137,946
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
4.35%, 3/25/2025 (c)	8,411,000	8,386,695
4.37%, 4/1/2025 (c)	7,463,040	7,435,064
4.32%, 4/10/2025 (c)	77,220	76,851
4.26%, 4/15/2025 (c)	4,335,000	4,312,024
4.55%, 4/17/2025 (c)	2,871,520	2,854,563
4.25%, 4/22/2025 (c)	4,053,160	4,028,452
4.24%, 4/24/2025 (c)	3,128,080	3,108,303
4.26%, 4/29/2025 (c)	5,832,000	5,791,570
4.36%, 5/1/2025 (c)	2,596,500	2,577,472
4.97%, 5/15/2025 (c)	2,451,000	2,425,826
4.25%, 5/20/2025 (c)	2,264,520	2,243,334
4.35%, 5/22/2025 (c)	2,577,500	2,552,196
4.24%, 6/3/2025 (c)	3,067,000	3,033,445
4.35%, 6/5/2025 (c)	4,260,500	4,211,589
4.47%, 6/12/2025 (c)	4,136,000	4,083,744
4.28%, 6/17/2025 (c)	3,269,950	3,228,454
4.27%, 6/24/2025 (c)	1,493,000	1,472,897
4.19%, 7/3/2025 (c)	1,469,500	1,448,570
4.85%, 7/10/2025 (c)	1,299,000	1,276,429
4.25%, 7/17/2025 (c)	1,478,500	1,454,810
4.24%, 7/24/2025 (c)	1,498,500	1,473,362
4.23%, 8/7/2025 (c)	3,085,000	3,028,386
4.27%, 8/14/2025 (c)	1,468,500	1,440,162
4.31%, 8/21/2025 (c)	1,488,500	1,458,314
4.27%, 8/28/2025 (c)	1,113,070	1,089,807
4.13%, 10/2/2025 (c)	653,400	637,658
4.32%, 11/28/2025 (c)	700,000	677,840
Total U.S. Treasury Obligations (Cost $90,451,764)		90,451,764
Total Short Term Investments (Cost $90,451,764)		90,451,764
Total Investments — 98.3% (Cost $299,154,249) *		299,154,249
Other Assets in Excess of Liabilities — 1.7%		5,322,382
NET ASSETS — 100.0%		304,476,631

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	43

JPMorgan U.S. Government Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Agency Joint Trading Account I, II, III and Treasury
Joint Trading Account I - At February 28, 2025, the
Fund had proportionate interests in the Agency Joint
Trading Account I, II, III and Treasury Joint Trading
Account I with a maturity date of March 3, 2025, as
follows for JPMorgan U.S. Government Money Market
Fund (amounts in thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Agency Joint Trading Account I	$750,000	$750,273	$772,781
Agency Joint Trading Account II	3,362,234	3,363,458	3,429,479
Agency Joint Trading Account III	59,590	59,612	60,977
Treasury Joint Trading Account I	2,959,586	2,960,661	3,019,840

Repurchase Agreements - At February 28, 2025, the Principal Amounts of the
Fund's interests in the Agency Joint Trading Account I, II, III and Treasury Joint
Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Agency Joint Trading Account I
TD Securities USA LLC	4.37%	$750,000
Agency Joint Trading Account II
BofA Securities, Inc.	4.37%	3,362,234
Agency Joint Trading Account III
BNP Paribas SA	4.37%	59,590
Treasury Joint Trading Account I
BNP Paribas SA	4.36%	2,132,372
Citibank NA	4.36%	91,913
Wells Fargo Securities LLC	4.36%	735,301
Total		2,959,586

At February 28, 2025, the Agency Joint Trading Account I, II, III and Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Agency Joint Trading Account I
FHLMC	1.38%-4.90%	1/25/2026-10/25/2033
FNMA	5.00%	7/25/2051-4/25/2054
GNMA	1.50%-7.50%	3/20/2049-11/16/2065
Agency Joint Trading Account II
FHLMC	1.50%-7.50%	11/1/2026-2/1/2055
FNMA	1.50%-8.50%	7/1/2025-9/1/2061
GNMA	1.50%-7.75%	11/15/2025-1/20/2075
Agency Joint Trading Account III
FHLMC	1.22%-7.61%	7/1/2025-2/1/2055
FNMA	1.49%-7.54%	10/1/2028-1/1/2055
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.63%	3/15/2025-2/15/2055

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(c)	The rate shown is the effective yield as of February 28, 2025.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Money Market Funds	February 28, 2025

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — 46.0%
BNP Paribas SA, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $250,210, collateralized by U.S. Treasury Securities, 0.00% - 4.38%, due 1/31/2027 - 2/15/2053, with a value of $257,785.	250,000	250,000
BNP Paribas SA, 4.38%, dated 2/28/2025, due 3/7/2025, repurchase price $500,426, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 12/31/2025 - 5/15/2053, with a value of $515,516.	500,000	500,000
BNP Paribas SA, 4.46%, dated 2/28/2025, due 3/7/2025, repurchase price $1,000,867, collateralized by U.S. Treasury Securities, 0.00% - 4.44%, due 10/31/2026 - 5/15/2050, with a value of $1,065,352.	1,000,000	1,000,000
BofA Securities, Inc., 4.34%, dated 2/28/2025, due 3/3/2025, repurchase price $250,090, collateralized by U.S. Treasury Securities, 0.63%, due 1/15/2026, with a value of $255,000.	250,000	250,000
BofA Securities, Inc., 4.38%, dated 2/28/2025, due 3/7/2025, repurchase price $500,426, collateralized by U.S. Treasury Securities, 4.38%, due 5/15/2040, with a value of $510,000.	500,000	500,000
BofA Securities, Inc., 4.38%, dated 2/28/2025, due 3/7/2025, repurchase price $750,639, collateralized by U.S. Treasury Securities, 1.13% - 4.75%, due 2/28/2027 - 2/15/2041, with a value of $765,000.	750,000	750,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $3,001,090, collateralized by U.S. Treasury Securities, 1.25% - 4.63%, due 6/30/2027 - 11/15/2054, with a value of $3,060,000.	3,000,000	3,000,000
Citigroup Global Markets Holdings, Inc., 4.35%, dated 2/28/2025, due 4/14/2025, repurchase price $201,088, collateralized by U.S. Treasury Securities, 0.00% - 1.88%, due 7/3/2025 - 2/28/2029, with a value of $204,000.	200,000	200,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 5/12/2025, repurchase price $201,768, collateralized by U.S. Treasury Securities, 0.00% - 1.88%, due 3/20/2025 - 2/28/2029, with a value of $204,000.	200,000	200,000
Citigroup Global Markets Holdings, Inc., 4.36%, dated 2/28/2025, due 5/12/2025, repurchase price $504,421, collateralized by U.S. Treasury Securities, 0.00% - 1.88%, due 3/25/2025 - 2/28/2029, with a value of $510,000.	500,000	500,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Holdings, Inc., 4.35%, dated 2/28/2025, due 5/22/2025, repurchase price $353,510, collateralized by U.S. Treasury Securities, 0.00% - 1.88%, due 5/13/2025 - 2/28/2029, with a value of $357,000.	350,000	350,000
Credit Agricole Corporate and Investment Bank, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $250,210, collateralized by U.S. Treasury Securities, 4.38%, due 11/30/2028, with a value of $255,000.	250,000	250,000
Credit Agricole Corporate and Investment Bank, 4.32%, dated 2/28/2025, due 3/7/2025, repurchase price $300,252, collateralized by U.S. Treasury Securities, 0.88% - 4.63%, due 9/15/2026 - 11/15/2030, with a value of $306,000.	300,000	300,000
Federal Reserve Bank of New York, 4.25%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,354, collateralized by U.S. Treasury Securities, 1.63% - 4.63%, due 5/15/2031 - 2/15/2040, with a value of $1,000,354.	1,000,000	1,000,000
Fixed Income Clearing Corp., 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $4,001,453, collateralized by U.S. Treasury Securities, 0.00% - 4.50%, due 8/15/2025 - 11/15/2054, with a value of $4,080,000.	4,000,000	4,000,000
Goldman Sachs & Co. LLC, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $1,000,363, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 5/15/2026 - 8/15/2052, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.51%, dated 2/28/2025, due 3/3/2025, repurchase price $350,132, collateralized by U.S. Treasury Securities, 0.00% - 3.88%, due 2/28/2026 - 8/15/2034, with a value of $357,000.	350,000	350,000
Goldman Sachs & Co. LLC, 4.35%, dated 2/28/2025, due 3/6/2025, repurchase price $1,000,725, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 8/15/2025 - 8/15/2053, with a value of $1,020,000.	1,000,000	1,000,000
Goldman Sachs & Co. LLC, 4.35%, dated 2/28/2025, due 3/7/2025, repurchase price $250,211, collateralized by U.S. Treasury Securities, 0.00% - 4.00%, due 4/15/2026 - 8/15/2051, with a value of $255,000.	250,000	250,000
Goldman Sachs & Co. LLC, 4.39%, dated 2/28/2025, due 3/7/2025, repurchase price $500,427, collateralized by U.S. Treasury Securities, 0.88%, due 6/30/2026, with a value of $510,000.	500,000	500,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	45

JPMorgan U.S. Treasury Plus Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Repurchase Agreements — continued
Goldman Sachs & Co. LLC, 4.40%, dated 2/28/2025, due 3/7/2025, repurchase price $250,214, collateralized by U.S. Treasury Securities, 0.00% - 4.13%, due 7/15/2026 - 11/15/2041, with a value of $255,000.	250,000	250,000
Goldman Sachs & Co. LLC, 4.41%, dated 2/28/2025, due 3/24/2025, repurchase price $1,002,940, collateralized by U.S. Treasury Securities, 0.00% - 2.38%, due 2/15/2041 - 11/15/2054, with a value of $1,020,000.	1,000,000	1,000,000
ING Financial Markets LLC, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $50,018, collateralized by U.S. Treasury Securities, 3.75%, due 5/31/2030, with a value of $51,019.	50,000	50,000
Norinchukin Bank (The), 4.33%, dated 2/28/2025, due 3/5/2025, repurchase price $250,150, collateralized by U.S. Treasury Securities, 3.38% - 4.63%, due 5/31/2031 - 5/15/2033, with a value of $255,000.	250,000	250,000
Societe Generale SA, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $800,291, collateralized by U.S. Treasury Securities, 3.50% - 4.25%, due 11/15/2027 - 6/30/2031, with a value of $816,000.	800,000	800,000
Societe Generale SA, 4.34%, dated 2/28/2025, due 3/6/2025, repurchase price $250,181, collateralized by U.S. Treasury Securities, 4.13%, due 2/28/2027, with a value of $255,000.	250,000	250,000
TD Securities USA LLC, 4.35%, dated 2/28/2025, due 3/6/2025, repurchase price $100,073, collateralized by U.S. Treasury Securities, 4.13% - 4.88%, due 11/30/2025 - 4/30/2029, with a value of $102,086.	100,000	100,000
Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 4.36%, dated 2/28/2025, due 3/3/2025, repurchase price $2,756,617. (a)	2,755,616	2,755,616
Total Repurchase Agreements (Cost $21,605,616)		21,605,616
U.S. Treasury Obligations — 17.4%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 4.34%, 3/3/2025 (b)	980,000	980,059
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 4.36%, 3/3/2025 (b)	100,000	99,976
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.39%, 3/3/2025 (b)	502,000	501,966
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.41%, 3/3/2025 (b)	1,650,000	1,649,527
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.42%, 3/3/2025 (b)	850,000	849,658
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.44%, 3/3/2025 (b)	1,166,000	1,166,267
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 4.48%, 3/3/2025 (b)	800,000	800,000
U.S. Treasury Notes
0.38%, 4/30/2025	55,000	54,583
2.88%, 4/30/2025	40,000	39,860
3.88%, 4/30/2025	240,000	239,787
0.25%, 9/30/2025	440,000	429,792
3.00%, 9/30/2025	40,000	39,687
5.00%, 9/30/2025	120,000	120,463
0.25%, 10/31/2025	260,000	253,140
5.00%, 10/31/2025	60,000	60,266
4.25%, 12/31/2025	440,000	440,008
4.25%, 1/31/2026	250,000	249,979
4.63%, 2/28/2026	200,000	200,691
Total U.S. Treasury Obligations (Cost $8,175,709)		8,175,709
Short Term Investments — 33.7%
U.S. Treasury Obligations — 33.7%
U.S. Treasury Bills
4.38%, 3/18/2025 (c)	1,340,000	1,337,232
4.39%, 3/25/2025 (c)	800,000	797,664
4.41%, 4/1/2025 (c)	800,000	796,976
4.28%, 4/3/2025 (c)	292,000	290,858
4.35%, 4/10/2025 (c)	140,128	139,453
4.26%, 4/15/2025 (c)	645,000	641,581
4.76%, 4/17/2025 (c)	665,000	660,886
4.25%, 4/22/2025 (c)	620,000	616,221
4.26%, 4/24/2025 (c)	260,000	258,349
4.27%, 4/29/2025 (c)	350,000	347,569
4.36%, 5/1/2025 (c)	160,000	158,827
4.23%, 5/6/2025 (c)	500,000	496,155
4.24%, 5/13/2025 (c)	880,000	872,506
4.47%, 5/15/2025 (c)	1,044,000	1,034,354
4.25%, 5/20/2025 (c)	175,000	173,363
4.35%, 5/22/2025 (c)	200,000	198,037
4.24%, 6/3/2025 (c)	480,000	474,749
4.35%, 6/5/2025 (c)	600,000	593,112
4.27%, 6/10/2025 (c)	500,000	494,077
4.49%, 6/12/2025 (c)	600,000	592,381
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
4.28%, 6/17/2025 (c)	490,000	483,787
4.27%, 6/24/2025 (c)	240,000	236,768
4.23%, 6/26/2025 (c)	400,000	394,579
4.19%, 7/3/2025 (c)	460,000	453,448
4.37%, 7/10/2025 (c)	670,000	659,496
4.25%, 7/17/2025 (c)	240,000	236,154
4.24%, 7/24/2025 (c)	485,150	477,011
4.23%, 8/7/2025 (c)	450,000	441,742
4.27%, 8/14/2025 (c)	240,000	235,369
4.31%, 8/21/2025 (c)	240,000	235,133
4.27%, 8/28/2025 (c)	180,000	176,238
4.16%, 10/2/2025 (c)	205,000	200,031
4.21%, 10/30/2025 (c)	100,000	97,232
4.32%, 11/28/2025 (c)	200,000	193,668
4.17%, 1/22/2026 (c)	230,000	221,591
4.21%, 2/19/2026 (c)	120,000	115,207
Total U.S. Treasury Obligations (Cost $15,831,804)		15,831,804
Total Short Term Investments (Cost $15,831,804)		15,831,804
Total Investments — 97.1% (Cost $45,613,129) *		45,613,129
Other Assets in Excess of Liabilities — 2.9%		1,371,053
NET ASSETS — 100.0%		46,984,182

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Treasury Joint Trading Account I - At February 28,
2025, the Fund had proportionate interests in the
Treasury Joint Trading Account I with a maturity date
of March 3, 2025, as follows for JPMorgan
U.S. Treasury Plus Money Market Fund (amounts in
thousands):

	Principal Amount	Repurchase Price	Collateral Value Allocation
Treasury Joint Trading Account I	$2,755,616	$2,756,617	$2,811,718

Repurchase Agreements - At February 28, 2025, the Principal Amounts of the Fund's interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Treasury Joint Trading Account I
BNP Paribas SA	4.36%	$1,985,413
Citibank NA	4.36%	85,578
Wells Fargo Securities LLC	4.36%	684,625
Total		2,755,616

At February 28, 2025, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Treasury Joint Trading Account I
U.S. Treasury Securities	0.00%-6.63%	3/15/2025-2/15/2055

(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(c)	The rate shown is the effective yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	47

JPMorgan Federal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 25.5%
FFCB Funding Corp.
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 4.37%, 3/3/2025 (a)	55,000	54,999
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.45%, 3/3/2025 (a)	25,000	25,000
(Federal Reserve Bank Prime Loan Rate US + (3.01)%), 4.49%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (a)	100,000	100,000
(Federal Reserve Bank Prime Loan Rate US + (3.00)%), 4.51%, 3/3/2025 (a)	50,000	50,000
(SOFR + 0.15%), 4.51%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.17%), 4.53%, 3/3/2025 (a)	50,000	50,000
FHLB
DN, 4.14%, 3/3/2025 (b)	45,000	44,990
4.36%, 3/3/2025 (c)	200,000	200,000
(SOFR + 0.01%), 4.37%, 3/3/2025 (a)	250,000	250,000
(SOFR + 0.02%), 4.38%, 3/3/2025 (a)	200,000	200,000
(SOFR + 0.14%), 4.50%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.16%), 4.52%, 3/3/2025 (a)	25,000	25,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (a)	100,000	100,000
(SOFR + 0.19%), 4.55%, 3/3/2025 (a)	150,000	150,000
(SOFR + (0.01)%), 0.00%, 3/5/2025 (a)	200,000	200,000
DN, 4.36%, 3/6/2025 (b)	25,000	24,985
DN, 4.34%, 3/13/2025 (b)	25,000	24,964
DN, 4.84%, 3/18/2025 (b)	25,000	24,943
DN, 4.26%, 3/19/2025 (b)	50,000	49,893
DN, 4.33%, 3/20/2025 (b)	25,000	24,943
DN, 4.84%, 3/21/2025 (b)	50,000	49,866
DN, 4.31%, 3/27/2025 (b)	25,000	24,922
DN, 4.35%, 4/3/2025 (b)	25,000	24,901
DN, 4.36%, 4/4/2025 (b)	200,000	199,180
DN, 4.38%, 4/10/2025 (b)	25,000	24,879
DN, 4.33%, 4/16/2025 (b)	25,000	24,862
DN, 4.35%, 5/1/2025 (b)	25,000	24,817
DN, 5.00%, 5/16/2025 (b)	25,000	24,739
4.37%, 2/6/2026	50,000	50,000
Total U.S. Government Agency Securities (Cost $2,197,883)		2,197,883
U.S. Treasury Obligations — 1.2%
U.S. Treasury Floating Rate Notes, 4.44%, 3/3/2025 (a)(Cost $100,007)	100,000	100,007
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 75.1%
U.S. Treasury Obligations — 75.1%
U.S. Treasury Bills
4.34%, 3/4/2025 (b)	200,000	199,928
4.36%, 3/6/2025 (b)	350,000	349,788
4.33%, 3/11/2025 (b)	200,000	199,760
4.29%, 3/13/2025 (b)	350,000	349,500
4.31%, 3/18/2025 (b)	200,000	199,594
4.26%, 3/20/2025 (b)	250,000	249,439
4.33%, 3/25/2025 (b)	200,000	199,425
4.26%, 3/27/2025 (b)	350,000	348,927
4.41%, 4/1/2025 (b)	100,000	99,622
4.27%, 4/3/2025 (b)	150,000	149,415
4.30%, 4/8/2025 (b)	200,000	199,097
4.22%, 4/10/2025 (b)	250,000	248,832
4.26%, 4/15/2025 (b)	200,000	198,940
4.25%, 4/17/2025 (b)	250,000	248,621
4.25%, 4/22/2025 (b)	200,000	198,779
4.24%, 4/24/2025 (b)	250,000	248,419
4.27%, 4/29/2025 (b)	200,000	198,648
4.23%, 5/6/2025 (b)	100,000	99,231
4.25%, 5/8/2025 (b)	250,000	248,007
4.26%, 5/15/2025 (b)	250,000	247,799
4.25%, 5/20/2025 (b)	100,000	99,064
4.29%, 5/22/2025 (b)	350,000	346,612
4.25%, 5/27/2025 (b)	100,000	98,984
4.25%, 5/29/2025 (b)	275,000	272,139
4.24%, 6/3/2025 (b)	100,000	98,906
4.35%, 6/5/2025 (b)	25,000	24,713
4.25%, 6/10/2025 (b)	100,000	98,820
4.25%, 6/12/2025 (b)	75,000	74,099
4.28%, 6/17/2025 (b)	100,000	98,731
4.21%, 6/20/2025 (b)	25,000	24,679
4.27%, 6/24/2025 (b)	100,000	98,654
4.23%, 6/26/2025 (b)	25,000	24,661
4.26%, 7/1/2025 (b)	200,000	197,223
4.19%, 7/3/2025 (b)	125,000	123,220
4.17%, 7/10/2025 (b)	25,000	24,626
4.25%, 7/17/2025 (b)	25,000	24,599
4.24%, 7/24/2025 (b)	50,000	49,161
4.21%, 7/31/2025 (b)	25,000	24,563
4.23%, 8/7/2025 (b)	50,000	49,082
4.27%, 8/14/2025 (b)	25,000	24,518
4.21%, 10/30/2025 (b)	25,000	24,308
4.32%, 11/28/2025 (b)	25,000	24,209
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
U.S. Treasury Obligations — continued
4.21%, 12/26/2025 (b)	25,000	24,152
4.17%, 1/22/2026 (b)	25,000	24,086
Total U.S. Treasury Obligations (Cost $6,455,580)		6,455,580
Total Short Term Investments (Cost $6,455,580)		6,455,580
Total Investments — 101.8% (Cost $8,753,470) *		8,753,470
Liabilities in Excess of Other Assets — (1.8)%		(155,463)
NET ASSETS — 100.0%		8,598,007

Percentages indicated are based on net assets.

Abbreviations
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
SOFR	Secured Overnight Financing Rate

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(b)	The rate shown is the effective yield as of February 28, 2025.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	49

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 14.7%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 4.34%, 3/3/2025 (a)	4,800,000	4,800,298
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 4.36%, 3/3/2025 (a)	2,200,000	2,199,543
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 4.39%, 3/3/2025 (a)	2,359,000	2,358,837
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.41%, 3/3/2025 (a)	2,995,120	2,995,499
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.41%, 3/3/2025 (a)	5,783,438	5,783,039
(US Treasury 3 Month Bill Money Market Yield + 0.18%), 4.42%, 3/3/2025 (a)	6,145,000	6,141,133
(US Treasury 3 Month Bill Money Market Yield + 0.21%), 4.44%, 3/3/2025 (a)	3,877,000	3,878,402
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 4.48%, 3/3/2025 (a)	3,500,000	3,501,461
U.S. Treasury Notes
1.75%, 3/15/2025	225,000	224,714
0.38%, 4/30/2025	180,000	178,636
2.88%, 4/30/2025	260,000	259,087
0.25%, 9/30/2025	1,125,000	1,098,449
0.25%, 10/31/2025	70,000	68,154
5.00%, 10/31/2025	140,000	140,624
0.38%, 12/31/2025	150,000	145,325
4.25%, 12/31/2025	1,123,000	1,123,140
0.38%, 1/31/2026	103,275	99,705
0.50%, 2/28/2026	380,000	366,159
4.63%, 2/28/2026	500,000	501,727
Total U.S. Treasury Obligations (Cost $35,863,932)		35,863,932
Short Term Investments — 88.2%
U.S. Treasury Obligations — 88.2%
U.S. Treasury Bills
4.26%, 3/4/2025 (b)	11,300,000	11,295,988
4.29%, 3/6/2025 (b)	7,550,000	7,545,505
4.25%, 3/11/2025 (b)	13,500,000	13,484,081
4.27%, 3/13/2025 (b)	6,200,000	6,191,196
4.29%, 3/18/2025 (b)	15,160,000	15,129,377
4.26%, 3/20/2025 (b)	5,000,000	4,988,785
4.30%, 3/25/2025 (b)	15,000,000	14,957,145
4.27%, 3/27/2025 (b)	8,591,800	8,565,387
4.31%, 4/1/2025 (b)	13,150,000	13,103,496
4.27%, 4/3/2025 (b)	7,108,000	7,080,253
4.26%, 4/8/2025 (b)	9,000,000	8,959,720
4.26%, 4/10/2025 (b)	9,738,280	9,692,426
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury Obligations — continued
4.26%, 4/15/2025 (b)	9,000,000	8,952,300
4.50%, 4/17/2025 (b)	6,364,000	6,326,851
4.26%, 4/22/2025 (b)	10,200,000	10,137,652
4.34%, 4/24/2025 (b)	2,000,000	1,987,070
4.26%, 4/29/2025 (b)	9,900,000	9,833,990
4.28%, 5/1/2025 (b)	4,400,000	4,368,283
4.23%, 5/6/2025 (b)	3,400,000	3,373,851
4.30%, 5/8/2025 (b)	2,311,400	2,292,791
4.23%, 5/13/2025 (b)	1,670,000	1,655,790
4.47%, 5/15/2025 (b)	4,356,000	4,315,816
4.25%, 5/20/2025 (b)	1,150,000	1,139,241
4.35%, 5/22/2025 (b)	2,100,000	2,079,403
4.37%, 5/29/2025 (b)	500,000	494,648
4.24%, 6/3/2025 (b)	2,900,000	2,868,233
4.35%, 6/5/2025 (b)	2,150,000	2,125,318
4.27%, 6/10/2025 (b)	500,000	494,073
4.48%, 6/12/2025 (b)	3,200,000	3,159,501
4.28%, 6/17/2025 (b)	1,200,000	1,184,780
4.21%, 6/20/2025 (b)	2,200,000	2,171,781
4.27%, 6/24/2025 (b)	1,200,000	1,183,843
4.23%, 6/26/2025 (b)	2,200,000	2,170,184
4.26%, 7/1/2025 (b)	1,200,000	1,183,340
4.21%, 7/3/2025 (b)	1,615,000	1,591,927
4.38%, 7/10/2025 (b)	3,300,000	3,248,226
4.25%, 7/17/2025 (b)	1,250,000	1,229,971
4.24%, 7/24/2025 (b)	1,100,000	1,081,533
4.23%, 8/7/2025 (b)	2,400,000	2,355,957
4.27%, 8/14/2025 (b)	1,200,000	1,176,843
4.31%, 8/21/2025 (b)	1,200,000	1,175,665
4.27%, 8/28/2025 (b)	1,200,000	1,174,920
4.16%, 10/2/2025 (b)	1,050,000	1,024,551
4.21%, 10/30/2025 (b)	850,000	826,476
4.32%, 11/28/2025 (b)	1,595,000	1,544,506
4.21%, 12/26/2025 (b)	1,266,688	1,223,726
4.17%, 1/22/2026 (b)	1,760,000	1,695,654
4.21%, 2/19/2026 (b)	626,000	600,999
Total U.S. Treasury Obligations (Cost $214,443,052)		214,443,052
Total Short Term Investments (Cost $214,443,052)		214,443,052
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Total Investments — 102.9% (Cost $250,306,984) *		250,306,984
Liabilities in Excess of Other Assets — (2.9)%		(7,070,538)
NET ASSETS — 100.0%		243,236,446

Percentages indicated are based on net assets.

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(b)	The rate shown is the effective yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	51

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 62.8%
Alabama — 1.0%
Mobile County Industrial Development Authority, Pollution Control, Exxon Mobil Corp. Project, Rev., VRDO, 1.50%, 3/3/2025 (a)	4,065	4,065
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML5061, Rev., VRDO, LOC : Bank of America NA, 1.69%, 3/3/2025 (a) (b)	12,285	12,285
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.06%, 3/7/2025 (a) (b)	100,000	100,000
Total Alabama		116,350
Alaska — 0.3%
Alaska Housing Finance Corp., Home Mortgage
Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 1.70%, 3/3/2025 (a)	14,675	14,675
Series 2007B, Rev., VRDO, LIQ : FHLB, 1.85%, 3/7/2025 (a)	14,900	14,900
Borough of North Slope Series 2024B, GO, 5.00%, 6/30/2025	1,025	1,030
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0518, Rev., VRDO, LOC : Royal Bank of Canada, 1.98%, 3/7/2025 (a) (b)	4,305	4,305
Total Alaska		34,910
Arizona — 0.4%
Arizona Health Facilities Authority Series 2015-XF2050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	20,855	20,855
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	21,000	21,000
Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC : Bank of America NA, 1.91%, 3/6/2025 (a)	5,685	5,685
Total Arizona		47,540
California — 1.8%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a)	1,155	1,155
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 1.90%, 3/7/2025 (a)	3,200	3,200
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Metropolitan Water District of Southern California, Waterworks Series 2024B-1, Rev., VRDO, LIQ : Bank of America NA, 1.06%, 3/7/2025 (a)	18,500	18,500
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3308, GO, VRDO, LIQ : Barclays Bank plc, 1.30%, 3/3/2025 (a) (b)	3,800	3,800
Series 2024-BAML5060, Rev., VRDO, LOC : Bank of America NA, 1.45%, 3/3/2025 (a) (b)	17,020	17,020
Series 2024-BAML6030, Rev., VRDO, LOC : Bank of America NA, 1.50%, 3/3/2025 (a) (b)	12,820	12,820
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	16,920	16,920
Series 2025-BAML6044, Rev., VRDO, LOC : Bank of America NA, 1.60%, 3/3/2025 (a) (b)	19,625	19,625
Series 2024-BAML6023, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	40,920	40,920
Series 2025-BAML6045, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	20,850	20,850
Series 2022-XF3006, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	4,000	4,000
Series 2022-XX1258, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	2,000	2,000
Series 2023-XG0502, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	7,985	7,985
Series 2023-XX1325, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	5,000	5,000
Series 2023-ZF3164, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	5,000	5,000
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	3,325	3,325
Series XG0100, Rev., VRDO, AMBAC, LOC : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	6,350	6,350
Series 2025- CF7005, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	7,700	7,700
Series 2025-CF7012, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	10,000	10,000
Total California		206,170
Colorado — 0.9%
City of Colorado Springs, Utilities System Improvement Series 2009C, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (a)	23,270	23,270
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Intermountain Healthcare Series 2024E, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	30,875	30,875
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 1.88%, 3/7/2025 (a)	11,600	11,600
Deutsche Bank Spears Series DB-8148, Rev., VRDO, LIQ : Deutsche Bank AG, 1.90%, 3/3/2025 (a) (b)	8,595	8,595
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1254, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,905	3,905
Series 2024-XL0549, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	3,750	3,750
Series 2024-XX1354, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	5,300	5,300
Series 2023-XF1592, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	7,200	7,200
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	3,675	3,675
Total Colorado		98,170
Connecticut — 1.4%
City of Bristol, GO, BAN, 3.75%, 11/6/2025	35,000	35,163
City of Torrington, GO, BAN, 4.00%, 3/12/2026 (c)	22,350	22,617
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2022, Subseries E-2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LOC : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (a)	15,200	15,200
Subseries 2020A-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (a)	10,000	10,000
Regional School District No. 18, GO, BAN, 4.25%, 8/14/2025	15,140	15,211
Tender Option Bond Trust Receipts/Certificates
Series 2017-YX1077, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	22,760	22,760
Series 2024-XG0558, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,705	5,705
Series 2024-XX1346, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	11,000	11,000
Town of Manchester, GO, 4.00%, 2/12/2026	13,632	13,784
Town of Windham, GO, BAN, 4.00%, 9/26/2025	8,890	8,949
Total Connecticut		160,389
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Delaware — 0.0% ^
County of New Castle, GO, 5.00%, 4/1/2025	750	751
State of Delaware Series 2023 B, GO, 5.00%, 8/1/2025	620	626
Total Delaware		1,377
District of Columbia — 1.4%
Deutsche Bank Spears Series DB-8146, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	4,750	4,750
District of Columbia Income Tax Series 2019A, Rev., 5.00%, 3/1/2025	2,955	2,955
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2024B, Subseries B-2, Rev., VRDO, LIQ : TD Bank NA, 1.45%, 3/3/2025 (a)	8,250	8,250
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	50,000	50,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3133, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	40,000	40,000
Series 2022-ZL0319, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	10,000	10,000
Series 2023-XF3140, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	15,000	15,000
Series 2023-XM1129, Rev., VRDO, LIQ : UBS AG, 1.89%, 3/7/2025 (a) (b)	12,185	12,185
Series 2023-ZF3209, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	9,835	9,835
Series 2024-XL0561, Rev., VRDO, LIQ : Bank of America NA, 1.91%, 3/7/2025 (a) (b)	2,500	2,500
Total District of Columbia		155,475
Florida — 4.6%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project Series 2008, Rev., VRDO, LOC : FNMA, 1.88%, 3/7/2025 (a)	1,350	1,350
Collier County Industrial Development Authority, Ave Maria Utility Co. Project Series 2024, Rev., AMT, VRDO, LOC : Northern Trust Co. (The), 2.05%, 3/7/2025 (a)	8,075	8,075
County of Broward, Power and Light Co. Project, Rev., VRDO, 2.10%, 3/7/2025 (a)	43,600	43,600
County of Martin, Florida Power and Light Co. Project, Rev., VRDO, 2.05%, 3/7/2025 (a)	43,900	43,900
County of Miami-Dade, Professional Sports Franchise Series 2009 E, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	30,200	30,200
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	53

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.70%, 3/7/2025 (a)	22,000	22,000
Florida Housing Finance Agency, Sun Pointe Cove Apartments Series 85 XX, Rev., VRDO, FNMA, LIQ : FNMA, 2.91%, 3/5/2025 (a)	8,500	8,500
Florida Housing Finance Corp., Multi-Family Mortgage, Kings Terrace LLC Series 2013B, Rev., VRDO, LIQ : FHLMC, 1.86%, 3/7/2025 (a)	12,000	12,000
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 2.00%, 3/7/2025 (a)	5,990	5,990
JEA Water and Sewer System Series 2008A-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.90%, 3/7/2025 (a)	8,730	8,730
Lee County Industrial Development Authority, Florida Power and Light Co. Project Series 2016B, Rev., AMT, VRDO, 1.95%, 3/7/2025 (a)	15,000	15,000
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project
Series 2024A, Rev., AMT, VRDO, 2.05%, 3/7/2025 (a)	20,000	20,000
Series 2024B, Rev., AMT, VRDO, 2.10%, 3/7/2025 (a)	32,500	32,500
New Hampshire Business Finance Authority Series 2025-VRS101, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	40,000	40,000
Orange County Health Facilities Authority, The Nemours Foundation Project
Series 2009B, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	24,860	24,860
Series 2009C-1, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	200	200
Series 2009C-2, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	130	130
Pinellas County Housing Finance Authority, Booker Creek Apartments, Rev., VRDO, LOC : FHLMC, 1.88%, 3/7/2025 (a)	3,870	3,870
Public Finance Authority Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	40,000	40,000
South Broward Hospital District, Rev., 5.00%, 5/1/2025	1,210	1,214
Sumter County Industrial Development Authority, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC : Bank of America NA, 2.06%, 3/7/2025 (a)	6,350	6,350
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6040, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	8,000	8,000
Series 2024-BAML6041, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	2,560	2,560
Series 2021-XG0345, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,775	1,775
Series 2022-XX1279, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	8,845	8,845
Series 2022-YX1182, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	22,105	22,105
Series 2023-XF3100, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,265	4,265
Series 2023-XM1155, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	10,000	10,000
Series 2024-XF1709, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,185	5,185
Series 2024-XL0548, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,625	5,625
Series 2024-XL0561, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	11,200	11,200
Series 2024-XM1197, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	23,525	23,525
Series 2024-YX1350, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	9,100	9,100
Series 2024-ZF3260, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	7,580	7,580
Series 2024-ZF3267, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	3,540	3,540
Series 2024-ZF3276, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	4,000	4,000
Series 2025-XM1210, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,590	3,590
Series 2024-XF1704, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.91%, 3/7/2025 (a) (b)	24,000	24,000
Series 2025-CF7017, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	3,790	3,790
Total Florida		527,154
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — 2.4%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc. Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 2.12%, 3/7/2025 (a) (b)	222,000	222,000
Development Authority of Monroe County (The), Florida Power and Light Co. Project, Rev., AMT, VRDO, 2.10%, 3/7/2025 (a)	30,000	30,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-BAML6042, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	8,220	8,220
Series 2024-XX1341, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	17,705	17,705
Total Georgia		277,925
Idaho — 0.8%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025 D, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	82,950	82,950
Tender Option Bond Trust Receipts/Certificates
Series 2023-XL0464, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	9,390	9,390
Series 2024-XG0565, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,275	4,275
Total Idaho		96,615
Illinois — 2.9%
County of Kane, Glenwood School for Boys, Rev., VRDO, LOC : Northern Trust Co. (The), 2.06%, 3/7/2025 (a)	3,450	3,450
County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.90%, 3/6/2025 (a)	140	140
Illinois Finance Authority, American Youth Hostels Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.86%, 3/7/2025 (a)	1,900	1,900
Illinois Finance Authority, Northwestern University Series 2008-B, Rev., VRDO, 1.85%, 3/7/2025 (a)	23,240	23,240
Illinois Finance Authority, The Wbez Alliance, Inc., Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.84%, 3/7/2025 (a)	3,325	3,325
Illinois Finance Authority, University of Chicago Medical Center (The)
Series 2006E-2, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/7/2025 (a)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2009E-1, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/7/2025 (a)	50,600	50,600
Illinois Finance Authority, University of Wesleyan, Rev., VRDO, LOC : PNC Bank NA, 1.93%, 3/7/2025 (a)	10,400	10,400
Illinois Housing Development Authority, Alden Gardens Bloomingdale, Rev., VRDO, LOC : BMO Harris Bank NA, 1.86%, 3/7/2025 (a)	6,300	6,300
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., AMT, VRDO, LIQ : FHLB, 2.45%, 3/7/2025 (a)	3,625	3,625
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2024-E-160, GO, VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	40,000	40,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1338, GO, VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,960	3,960
Series 2020-XL0145, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	1,710	1,710
Series 2019-XL0105, GO, VRDO, LOC : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	27,895	27,895
Series 2022-XF3042, GO, VRDO, LOC : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	18,470	18,470
Series 2022-XF3045, GO, VRDO, LOC : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	34,290	34,290
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	31,035	31,035
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 1.94%, 3/7/2025 (a) (b)	65,000	65,000
University of Illinois Auxiliary Facilities System Series 2018A, Rev., 5.00%, 4/1/2025	2,970	2,975
Total Illinois		333,315
Indiana — 0.2%
Indiana Finance Authority, Parkview Health System, Inc. Series 2009D, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	11,550	11,550
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	300	300
Tender Option Bond Trust Receipts/Certificates Series 2022-XX1220, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	9,750	9,750
Total Indiana		21,600
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	55

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Iowa — 1.8%
Iowa Finance Authority, Chevron USA, Inc., Project Series 2024, Rev., AMT, VRDO, 1.55%, 3/3/2025 (a)	10,000	10,000
Iowa Finance Authority, CJ Bio America, Inc., Project, Rev., VRDO, LOC : Korea Development Bank, 2.10%, 3/7/2025 (a) (b)	117,800	117,800
Iowa Finance Authority, Midwestern Disaster Area, Cargill, Inc., Project Series 2011A, Rev., VRDO, 1.89%, 3/7/2025 (a)	29,300	29,300
Iowa Finance Authority, Multi-Family Housing Series A, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 1.88%, 3/7/2025 (a)	10,525	10,525
Iowa Finance Authority, Single Family Mortgage Series 2016B, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : FHLB, 1.80%, 3/7/2025 (a)	19,500	19,500
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2019E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.85%, 3/7/2025 (a)	14,435	14,435
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1196, Rev., VRDO, FNMA COLL, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,800	4,800
University of Iowa Facilities Corp., Health Science Academy Building Project Series 2024 B, Rev., 5.00%, 6/1/2025	1,335	1,341
Total Iowa		207,701
Kansas — 0.4%
Kansas Development Finance Authority, KU Health System Series 2011J, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	5,550	5,550
Tender Option Bond Trust Receipts/Certificates Series 2025-ZF1821, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,850	2,850
University of Kansas Hospital Authority, Health System, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	6,565	6,565
Wyandotte County-Kansas City Unified Government Series 2024-I, GO, 4.00%, 4/1/2025	25,000	25,008
Total Kansas		39,973
Kentucky — 1.1%
Kentucky Higher Education Student Loan Corp. Series 2023-1A-1, Rev., AMT, VRDO, LOC : Bank of America NA, 1.93%, 3/7/2025 (a)	109,810	109,810
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Kentucky — continued
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc. Series 1999C, Rev., VRDO, 1.75%, 3/3/2025 (a)	9,375	9,375
Tender Option Bond Trust Receipts/Certificates Series 2023-XF3181, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	4,380	4,380
Total Kentucky		123,565
Louisiana — 1.2%
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Gulf Opportunity Zone Series 2010B, Rev., VRDO, 1.52%, 3/3/2025 (a)	67,155	67,155
Louisiana Public Facilities Authority, Children Medical Center Project
Series 2017A, Rev., VRDO, LOC : UBS AG, 1.83%, 3/7/2025 (a)	24,900	24,900
Series 2017B, Rev., VRDO, LOC : UBS AG, 1.86%, 3/7/2025 (a)	10,000	10,000
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	26,250	26,250
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0567, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	4,605	4,605
Total Louisiana		132,910
Maine — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2024-XX1348, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	5,900	5,900
Maryland — 0.8%
County of Baltimore, Metropolitan District 83rd Isuue, GO, 5.00%, 3/1/2025	1,050	1,050
County of Prince George's Series 2013A, GO, 3.00%, 3/1/2025	1,615	1,615
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System
Series 2008D, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	8,690	8,690
Series 2025C-1, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (a)	12,000	12,000
Series 2025C-2, Rev., VRDO, LOC : PNC Bank NA, 1.83%, 3/7/2025 (a)	19,000	19,000
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6033, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	16,125	16,125
Series 2024-BAML6034, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	10,100	10,100
Series 2024-BAML6035, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	5,510	5,510
Series 2024-XF3258, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	10,445	10,445
Washington Suburban Sanitary Commission, Maryland Montgomery and Prince George's Counties Maryland Consolidated Public Improvement, Rev., GTD, 3.00%, 6/1/2025	1,450	1,450
Total Maryland		85,985
Massachusetts — 1.1%
City of Quincy
GO, BAN, 5.00%, 7/25/2025	11,500	11,567
GO, BAN, 5.00%, 7/25/2025	23,100	23,290
City of Somerville, GO, BAN, 4.00%, 2/20/2026	14,200	14,362
Dennis-Yarmouth Regional School District, GO, BAN, 3.75%, 11/14/2025	12,000	12,058
Deutsche Bank Spears
Series 2024-DB-8145, GO, VRDO, LIQ : Deutsche Bank AG, 1.90%, 3/3/2025 (a) (b)	9,500	9,500
Series 2025-DB-8154, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	6,790	6,790
Massachusetts Health and Educational Facilities Authority, Capital Asset Program Series 2002M-2, Rev., VRDO, LOC : Bank of America NA, 1.81%, 3/7/2025 (a)	330	330
Massachusetts Health and Educational Facilities Authority, Museum of Fine Arts Issue Series 2007 A-1, Rev., VRDO, LIQ : Bank of America NA, 1.60%, 3/3/2025 (a)	1,610	1,610
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-148, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1802, Rev., VRDO, LIQ : Bank of America NA, 1.86%, 3/7/2025 (a) (b)	1,885	1,885
Series 2022-ZL0339, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (b)	4,500	4,500
Town of Braintree, GO, BAN, 4.00%, 2/26/2026	1,190	1,203
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Massachusetts — continued
Town of Ipswich, GO, BAN, 4.00%, 8/8/2025	19,048	19,098
Town of Sharon, GO, BAN, 4.00%, 2/20/2026	6,000	6,068
Total Massachusetts		122,261
Michigan — 1.5%
Michigan State Housing Development Authority, Rental Housing Series 2016C, Rev., AMT, VRDO, LIQ : FHLB, 1.81%, 3/7/2025 (a)	23,260	23,260
Michigan State Housing Development Authority, Single Family Mortgage Series 2007E, Rev., AMT, VRDO, LIQ : Royal Bank of Canada, 1.80%, 3/7/2025 (a)	27,210	27,210
Michigan Strategic Fund, Chevron USA, Inc. Project Series 2024, Rev., VRDO, 1.55%, 3/3/2025 (a)	15,000	15,000
RIB Floater Trust Various States
Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	16,890	16,890
Series 2022-048, Rev., VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	47,495	47,495
Tender Option Bond Trust Receipts/Certificates
Series 2024-XL0573, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	3,565	3,565
Series 2018-ZF2716, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	3,615	3,615
Series 2023-XM1130, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	14,250	14,250
Series 2023-YX1320, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	14,130	14,130
Series 2024-XF3221, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	1,955	1,955
Series 2024-XL0550, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	8,120	8,120
Total Michigan		175,490
Minnesota — 0.3%
City of Minneapolis Series 2020, GO, 3.00%, 12/1/2025	4,740	4,738
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 1.61%, 3/3/2025 (a)	4,620	4,620
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2017F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.83%, 3/7/2025 (a)	3,760	3,760
Series 2015D, Rev., AMT, VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.88%, 3/7/2025 (a)	3,760	3,760
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	57

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Minnesota — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML6027, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	8,600	8,600
Series 2023-XG0523, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	9,665	9,665
Series 2023-BAML6016, Rev., VRDO, LOC : Bank of America NA, 1.98%, 3/7/2025 (a) (b)	3,900	3,900
Total Minnesota		39,043
Mississippi — 2.1%
Mississippi Business Finance Corp., Chevron USA, Inc. Project Series 2011E, Rev., VRDO, 1.50%, 3/3/2025 (a)	5,100	5,100
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2007A, Rev., VRDO, 1.50%, 3/3/2025 (a)	80,450	80,450
Series 2009D, Rev., VRDO, 1.50%, 3/3/2025 (a)	12,550	12,550
Series 2010J, Rev., VRDO, 1.50%, 3/3/2025 (a)	21,900	21,900
Series 2007B, Rev., VRDO, 1.65%, 3/3/2025 (a)	5,035	5,035
Series 2007C, Rev., VRDO, 1.65%, 3/3/2025 (a)	6,340	6,340
Series 2007E, Rev., VRDO, 1.65%, 3/3/2025 (a)	9,950	9,950
Series 2009A, Rev., VRDO, 1.65%, 3/3/2025 (a)	22,905	22,905
Series 2009B, Rev., VRDO, 1.65%, 3/3/2025 (a)	16,320	16,320
Series 2009C, Rev., VRDO, 1.65%, 3/3/2025 (a)	11,575	11,575
Series 2009E, Rev., VRDO, 1.65%, 3/3/2025 (a)	4,890	4,890
Series 2009F, Rev., VRDO, 1.65%, 3/3/2025 (a)	13,485	13,485
Series 2010I, Rev., VRDO, 1.65%, 3/3/2025 (a)	2,390	2,390
Series 2011G, Rev., VRDO, 1.65%, 3/3/2025 (a)	27,640	27,640
Total Mississippi		240,530
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Missouri — 0.9%
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 1.55%, 3/3/2025 (a)	300	300
Industrial Development Authority of the City of St. Louis Missouri (The), St. Luke's Preservation Partners LP, Rev., VRDO, LOC : FHLMC, 1.88%, 3/7/2025 (a)	1,550	1,550
Missouri Development Finance Board, St. Louis Convention Center Hotel Garage Project Series 2020 C, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	2,460	2,460
Missouri Highway and Transportation Commission, Third Lien Series 2022 A, Rev., 5.00%, 5/1/2025	900	903
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2024-E-158, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	21,600	21,600
Series C-23, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	12,000	12,000
Series C-16, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/7/2025 (a) (b)	43,250	43,250
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0382, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	10,640	10,640
Series 2024-ZF1744, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,595	4,595
Series 2022-YX1193, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	6,605	6,605
Total Missouri		103,903
Nebraska — 0.1%
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZF3191, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (b)	6,675	6,675
Series 2022-XX1253, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	9,340	9,340
Total Nebraska		16,015
Nevada — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3103, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	6,660	6,660
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Nevada — continued
Series 2023-XG0511, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	9,000	9,000
Series 2023-XG0529, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,615	5,615
Total Nevada		21,275
New Hampshire — 1.1%
City of Manchester Series 2024-1, GO, BAN, 3.75%, 11/14/2025	28,300	28,436
City of Portsmouth, GO, BAN, 4.25%, 6/20/2025	7,681	7,697
New Hampshire Business Finance Authority, Novant Health Obligation Group Series 2024 C, Rev., VRDO, LOC : Truist Bank, 2.00%, 3/7/2025 (a)	11,000	11,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	50,925	50,925
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1190, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	21,715	21,715
Total New Hampshire		119,773
New Jersey — 5.5%
Borough of South Plainfield Series 2024B, GO, BAN, 4.00%, 8/13/2025	3,372	3,384
Borough of South River, General Improvement water Utility Series 2024A, GO, BAN, 4.00%, 12/10/2025	10,843	10,929
City of Cape May, GO, BAN, 3.75%, 9/11/2025	15,214	15,273
City of East Orange, GO, BAN, 3.50%, 10/16/2025	25,406	25,499
City of Hoboken
Series 2024 A, GO, BAN, 4.00%, 3/12/2025	2,750	2,751
Series 2025 A, GO, BAN, 4.00%, 3/10/2026 (c)	10,000	10,123
City of New Brunswick, GO, BAN, 4.50%, 4/30/2025	37,000	37,050
City of North Wildwood, GO, BAN, 4.00%, 7/29/2025	17,550	17,588
City of Ocean City, GO, BAN, 3.75%, 10/14/2025	30,000	30,172
City of Sea Isle City, Water and Sewer Utility, GO, BAN, 3.75%, 10/21/2025	40,500	40,722
City of Wildwood Series 2024A, GO, BAN, 4.00%, 12/11/2025	15,000	15,108
City of Woodbury, Capital Improvement Water and Sewer Utility Series 2024A, GO, BAN, 3.75%, 12/11/2025	5,500	5,535
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New Jersey — continued
County of Monmouth, GO, BAN, 5.00%, 6/3/2025	5,000	5,027
County of Sussex, GO, BAN, 4.25%, 6/30/2025	7,555	7,571
Hudson County Improvement Authority, Local Unit Loan Program Series 2024B, Rev., GTD, 4.50%, 7/11/2025	9,000	9,030
RIB Floater Trust Various States Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	38,000	38,000
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1480, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	5,440	5,440
Series 2024-XG0557, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	1,665	1,665
Series 2024-XM1200, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,400	3,400
Series 2024-XX1359, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,385	4,385
Series 2024-CF7010, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	7,920	7,920
Town of Phillipsburg, GO, BAN, 4.00%, 10/28/2025	16,505	16,610
Town of Secaucus, GO, BAN, 4.00%, 8/1/2025	40,153	40,259
Township of Branchburg Series 2024 B, GO, BAN, 3.75%, 10/8/2025	12,600	12,667
Township of Bridgewater, GO, BAN, 4.00%, 7/30/2025	23,839	23,896
Township of Hamilton Series 2024 B, GO, BAN, 3.50%, 10/9/2025	25,000	25,103
Township of Hillsborough Series 2024 B, GO, BAN, 4.00%, 11/13/2025	13,225	13,311
Township of Mahwah, GO, BAN, 4.25%, 5/30/2025	14,400	14,425
Township of Monroe
GO, BAN, 4.25%, 6/2/2025	24,750	24,793
Series 2024A, GO, BAN, 4.00%, 9/9/2025	13,863	13,934
Township of North Brunswick Series 2024 A, GO, BAN, 5.00%, 7/8/2025	1,155	1,162
Township of Robbinsville Series 2024 C, GO, BAN, 4.25%, 7/9/2025	23,506	23,563
Township of South Orange Village, GO, BAN, 4.25%, 6/26/2025	31,301	31,366
Township of Verona Series 2025 A, GO, BAN, 4.00%, 2/26/2026	15,062	15,233
Township of Voorhees Series 2024 A, GO, BAN, 4.00%, 9/23/2025	18,337	18,458
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	59

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Township of West Orange
Series 2024, GO, BAN, 4.00%, 3/24/2025	2,712	2,713
GO, 4.00%, 11/5/2025	54,486	54,829
Total New Jersey		628,894
New Mexico — 0.0% ^
University of New Mexico (The), Subordinate Lien System Series 2002C, Rev., VRDO, LIQ : US Bank NA, 1.90%, 3/7/2025 (a)	3,000	3,000
New York — 13.0%
Altmar-Parish-Williamstown Central School District, GO, BAN, 3.75%, 6/26/2025	28,000	28,048
City of Glens Falls, GO, BAN, 4.00%, 2/27/2026	9,853	9,968
City of New York, Fiscal Year 2012 Series 2012D-3A, GO, VRDO, LIQ : Bank of New York Mellon (The), 1.65%, 3/3/2025 (a)	15,500	15,500
City of New York, Fiscal Year 2013
Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	35,040	35,040
Series 2013A-3, GO, VRDO, LOC : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	42,225	42,225
City of New York, Fiscal Year 2018
Series 2018E, GO, VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	10,055	10,055
Series 2018 C, GO, 5.00%, 8/1/2025	150	151
City of New York, Fiscal Year 2022
Series 2022D, Subseries D-3, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.50%, 3/3/2025 (a)	35,960	35,960
Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a)	24,025	24,025
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.50%, 3/3/2025 (a)	5,950	5,950
Series 2023A, Subseries A-4, GO, VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	19,365	19,365
County of Suffolk, GO, TAN, 4.00%, 7/25/2025	131,075	131,644
Deutsche Bank Spears
Series 2024-DB-8147, Rev., VRDO, LIQ : Deutsche Bank AG, 1.75%, 3/3/2025 (a) (b)	9,815	9,815
Series DB-8151, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	7,355	7,355
Hamburg Central School District, GO, BAN, 4.25%, 5/29/2025	28,300	28,347
Metropolitan Transportation Authority
Series 2005 D2, Rev., VRDO, LOC : Bank of America NA, 1.50%, 3/3/2025 (a)	5,350	5,350
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Subseries 2002D-2B, Rev., VRDO, LOC : Truist Bank, 1.70%, 3/3/2025 (a)	3,090	3,090
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	365	365
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	3,850	3,850
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	15,375	15,375
New York City Housing Development Corp., Markham Gardens Apartment Series 2006 A, Rev., VRDO, LOC : FHLMC, 2.00%, 3/7/2025 (a)	11,000	11,000
New York City Municipal Water Finance Authority, Second General Resolution Series BB-1, Rev., VRDO, LIQ : Bank of America NA, 1.50%, 3/3/2025 (a)	36,360	36,360
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a)	52,200	52,200
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 1.63%, 3/3/2025 (a)	28,885	28,885
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.50%, 3/3/2025 (a)	49,980	49,980
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	1,900	1,900
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (a)	68,755	68,755
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015 BB-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.84%, 3/7/2025 (a)	9,120	9,120
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017 BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a)	9,865	9,865
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	33,050	33,050
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2018 Series 2018 C-6, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.84%, 3/7/2025 (a)	12,245	12,245
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	51,575	51,575
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 C-7, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	39,275	39,275
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series B-5, Rev., VRDO, LIQ : US Bank NA, 1.60%, 3/3/2025 (a)	15,100	15,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a)	44,125	44,125
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025 Subseries C-4, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.84%, 3/7/2025 (a)	41,500	41,500
Series 2025 Subseries C-3, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.85%, 3/7/2025 (a)	66,160	66,160
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 3/3/2025 (a) (b)	67,500	67,500
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 3/3/2025 (a) (b)	19,800	19,800
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	46,325	46,325
Series 2018-E129, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	35,000	35,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	48,075	48,075
Series E-86, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	19,165	19,165
Series E-87, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	14,600	14,600
Series E-88, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	25,835	25,835
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3310, Rev., VRDO, LOC : Barclays Bank plc, 1.35%, 3/3/2025 (a) (b)	13,460	13,460
Series 2023-XM1142, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (b)	10,070	10,070
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	4,800	4,800
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	1,875	1,875
Series 2022-XF3002, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	10,700	10,700
Series 2022-XM1009, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	4,445	4,445
Series 2022-XM1015, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	18,750	18,750
Series 2023-XF1507, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	11,110	11,110
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,800	3,800
Series 2023-XX1324, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	7,500	7,500
Town of Oyster Bay, GO, BAN, 4.00%, 3/6/2026 (c)	25,000	25,304
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003 B-2, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	8,050	8,050
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	10,410	10,410
Series 2003B1, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	2,000	2,000
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	17,445	17,445
Trust for Cultural Resources of The City of New York, The Museum of Modern Art Series 2006A-2, Rev., VRDO, 1.80%, 3/7/2025 (a)	23,700	23,700
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	61

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Unadilla Valley Central School District, GO, BAN, 4.25%, 8/15/2025	9,500	9,542
Windsor Central School District, GO, BAN, 4.25%, 6/26/2025	24,439	24,490
Total New York		1,486,324
North Carolina — 1.1%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health care Series 2021E, Rev., VRDO, LOC : Royal Bank of Canada, 1.55%, 3/3/2025 (a)	27,175	27,175
North Carolina Housing Finance Agency, Homeownership Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	28,750	28,750
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-B, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	26,300	26,300
North Carolina Medical Care Commission, First Health of the Carolina Project Series 2017D, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (a)	18,500	18,500
Person County Industrial Facilities and Pollution Control Financing Authority, Recovery Zone Facility, Certainteed Gypsum, Inc., Rev., VRDO, LOC : Credit Industriel et Commercial, 1.89%, 3/7/2025 (a)	23,985	23,985
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1603, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	5,865	5,865
Total North Carolina		130,575
Ohio — 2.0%
City of Sidney, Limited Tax Various Purpose, GO, BAN, 3.75%, 10/8/2025	20,620	20,735
County of Allen Hospital Facilities, Catholic Healthcare Partners Series 2012 B, Rev., VRDO, LOC : TD Bank NA, 1.80%, 3/7/2025 (a)	16,825	16,825
Kings Local School District, Unlimited Tax, GO, BAN, 4.50%, 7/16/2025	4,000	4,011
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	38,495	38,495
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E132, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	42,350	42,350
Series 2019-E134, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	20,280	20,280
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ohio — continued
Series C-18, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	8,000	8,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0570, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	8,315	8,315
Series 2024-XG0586, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	39,590	39,590
Series 2022-XX1247, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	11,250	11,250
Series 2024-XL0553, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,640	3,640
Series 2024-XM1198, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	5,625	5,625
Series 2025-XM1208, GO, VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	5,200	5,200
Total Ohio		224,316
Oklahoma — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-140, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	24,510	24,510
Tender Option Bond Trust Receipts/Certificates Series 2025-XF3305, Rev., VRDO, AGC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	2,000	2,000
Total Oklahoma		26,510
Oregon — 0.0% ^
State of Oregon, Article XI-Q State Project Series 2017 A, GO, 5.00%, 5/1/2025	550	552
Other — 0.4%
Tender Option Bond Trust Receipts/Certificates
Series 2024-CF7004, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	20,000	20,000
Series 2024-CF7008, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	15,000	15,000
Series 2024-CF7009, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	7,475	7,475
Total Other		42,475
Pennsylvania — 1.2%
Delaware Valley Regional Finance Authority, Local Government Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	29,440	29,440
Deutsche Bank Spears Series DB-8161, Rev., VRDO, LOC : Deutsche Bank AG, 2.05%, 3/3/2025 (a) (b)	16,755	16,755
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 1.86%, 3/7/2025 (a)	13,410	13,410
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series 2001A, Rev., VRDO, LOC : FNMA, 1.89%, 3/7/2025 (a)	13,020	13,020
Philadelphia Gas Works Co.
Series 8D, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	5,170	5,170
Series C, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	13,930	13,930
Series E, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	5,000	5,000
RIB Floater Trust Various States
Series 2022-044, Rev., VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	3,640	3,640
Series 2023-013, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	8,805	8,805
Tender Option Bond Trust Receipts/Certificates
Series 2024-XG0594, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	2,330	2,330
Series 2024-XG0595, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	3,500	3,500
Series 2024-XF1700, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	10,260	10,260
Series 2024-XF1770, Rev., VRDO, AGC, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	5,200	5,200
Series 2024-ZF1772, Rev., VRDO, AGC, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,580	3,580
Total Pennsylvania		134,040
Rhode Island — 0.1%
Rhode Island Health and Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC : Bank of America NA, 1.87%, 3/7/2025 (a)	915	915
Tender Option Bond Trust Receipts/Certificates Series 2022-YX1198, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	9,585	9,585
Total Rhode Island		10,500
South Carolina — 0.6%
Aiken County Consolidated School District Series 2024, GO, SCSDE, 5.00%, 4/1/2025	7,265	7,275
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

South Carolina — continued
Richland County School District No. 2 Series 2023A, GO, SCSDE, 5.00%, 3/1/2025	1,000	1,000
South Carolina Public Service Authority Series 2019A, Rev., VRDO, LOC : Bank of America NA, 1.97%, 3/7/2025 (a)	57,405	57,405
Tender Option Bond Trust Receipts/Certificates Series 2024-XF1778, Rev., VRDO, LIQ : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	5,285	5,285
Total South Carolina		70,965
South Dakota — 0.1%
South Dakota Housing Development Authority, Homeownership Mortgage Series 2022D, Rev., VRDO, LIQ : FHLB, 1.83%, 3/7/2025 (a)	10,100	10,100
Tennessee — 0.6%
Clarksville Public Building Authority, Pooled Financing, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (a)	12,550	12,550
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 2.15%, 3/7/2025 (a)	4,310	4,310
Montgomery County Public Building Authority, Pooled Financing, Tennessee Country Pool, Rev., VRDO, LOC : Bank of America NA, 1.96%, 3/7/2025 (a)	1,385	1,385
Public Building Authority of Sevier County, Local Government Public Improvement Series VII-Q-1, Rev., VRDO, LOC : Truist Bank, 1.80%, 3/3/2025 (a)	27,175	27,175
Tender Option Bond Trust Receipts/Certificates
Series 2022-XL0369, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	10,000	10,000
Series 2018-XF2576, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	10,335	10,335
Total Tennessee		65,755
Texas — 3.8%
City of Austin, Texas Hotel Occupancy Tax, Subordinate Lien
Series 2008-B, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.83%, 3/7/2025 (a)	150	150
Series 2008A, Rev., VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.86%, 3/7/2025 (a)	12,700	12,700
City of Brownsville, Combination Tax, GO, 5.00%, 2/15/2026 (c)	3,415	3,478
City of El Paso Series 2023, GO, 5.00%, 8/15/2025	1,080	1,091
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	63

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Houston Series 2024A, GO, 5.00%, 3/1/2025	1,750	1,750
City of Plano, GO, 3.00%, 9/1/2025	1,000	1,000
Collin County Housing Finance Corp., Multi-Family Housing, Huntington Apartments Project, Rev., VRDO, LOC : Northern Trust Co. (The), 1.93%, 3/6/2025 (a)	12,305	12,305
County of Travis, Permanent Improvement Limited Tax Series 2024, GO, 5.00%, 3/1/2025	750	750
Deutsche Bank Spears
Series 2025-DBE8158, Rev., VRDO, LOC : Deutsche Bank AG, 2.05%, 3/3/2025 (a) (b)	10,435	10,435
Series 2025-DB-8156, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	5,645	5,645
Series 2025-DB8157, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	4,010	4,010
Series DB-8150, Rev., VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	4,500	4,500
Gulf Coast Authority, American Acryl LP Project, Rev., AMT, VRDO, LOC : Bank of Tokyo-Mitsubishi UFJ Ltd., 1.91%, 3/7/2025 (a)	12,000	12,000
Gulf Coast Authority, Waste Disposal Environmental Facilities, ExxonMobil Project, Rev., VRDO, 1.59%, 3/3/2025 (a)	1,525	1,525
Harris County Cultural Education Facilities Finance Corp., Texas Childrens Hospital Series 2015-2, Rev., VRDO, LOC : TD Bank NA, 1.80%, 3/7/2025 (a)	11,800	11,800
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 1.55%, 3/3/2025 (a)	3,220	3,220
Lubbock Independent School District Series 2005-A, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.91%, 3/7/2025 (a)	10,150	10,150
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-149, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	9,800	9,800
Series E-150, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	5,000	5,000
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 1.75%, 3/3/2025 (a)	20,610	20,610
State of Texas, Veterans
GO, VRDO, LIQ : TD Bank NA, 1.84%, 3/7/2025 (a)	9,005	9,005
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — continued
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a)	13,230	13,230
Series 2012B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a)	12,435	12,435
Series 2013B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a)	10,230	10,230
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a)	19,250	19,250
State of Texas, Veterans Housing Assistance Program Series 2008B, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.90%, 3/7/2025 (a)	15,725	15,725
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012B, Rev., VRDO, 1.90%, 3/7/2025 (a)	34,970	34,970
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3259, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	13,375	13,375
Series 2024-XF3272, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	2,800	2,800
Series 2025-BAML6036, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	7,560	7,560
Series 2025-XM1212, Rev., VRDO, LIQ : UBS AG, 1.86%, 3/7/2025 (a) (b)	4,670	4,670
Series 2023-XF3101, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	6,665	6,665
Series 2023-XG0535, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	8,000	8,000
Series 2023-XL0446, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	5,905	5,905
Series 2023-XM1105, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	6,265	6,265
Series 2024-XM1180, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	5,685	5,685
Series 2024-ZF3264, GO, VRDO, PSF-GTD, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,475	1,475
Series 2024-ZF3266, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,980	1,980
Series 2022-XF1392, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	5,000	5,000
Series 2023-XF1480, GO, VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	3,000	3,000
Series 2023-XL0455, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/7/2025 (a) (b)	7,435	7,435
Series 2024-ZF3263, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.92%, 3/7/2025 (a) (b)	1,190	1,190
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2023-BAML6013, Rev., VRDO, LOC : Bank of America NA, 1.99%, 3/7/2025 (a) (b)	7,200	7,200
Texas Department of Transportation State Highway Fund, First Tier Series 2014-B, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 1.88%, 3/7/2025 (a)	95,800	95,800
Total Texas		430,769
Utah — 0.0% ^
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0563, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,125	4,125
Virginia — 1.3%
Albemarle County Economic Development Authority, Sentara Martha Jefferson Hospital Series 2018 A, Rev., VRDO, LIQ : TD Bank NA, 1.85%, 3/7/2025 (a)	58,500	58,500
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series A, Rev., 5.00%, 5/15/2025	500	502
Loudoun County Economic Development Authority, Jack Kent Cooke Foundation Project Series 2004, Rev., VRDO, LOC : Northern Trust Co. (The), 1.90%, 3/7/2025 (a)	6,315	6,315
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2022C-20, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	6,000	6,000
Roanoke Economic Development Authority, Carilion Health System Obligated Group
Series 2020 C, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	10,000	10,000
Series 2005A, Rev., VRDO, LIQ : PNC Bank NA, 1.85%, 3/7/2025 (a)	19,920	19,920
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF1716, Rev., VRDO, LOC : Bank of America NA, 1.63%, 3/3/2025 (a) (b)	18,900	18,900
Series 2024-BAML6039, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	7,560	7,560
Series 2024-XG0560, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (b)	9,130	9,130
Series 2024-XX1356, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,250	4,250
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Virginia — continued
Series 2024-XX1364, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	4,150	4,150
Series 2018-XF0606, Rev., VRDO, LIQ : Bank of America NA, 1.92%, 3/7/2025 (a) (b)	1,705	1,705
Total Virginia		146,932
Washington — 0.8%
Deutsche Bank Spears
Series 2025-DB8163, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	11,875	11,875
Series DB-8162, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	9,495	9,495
Port of Tacoma, Subordinate Lien
Rev., AMT, VRDO, LOC : PNC Bank NA, 1.90%, 3/7/2025 (a)	15,000	15,000
Series 2019A, Rev., AMT, VRDO, LOC : PNC Bank NA, 1.90%, 3/7/2025 (a)	18,500	18,500
Tender Option Bond Trust Receipts/Certificates
Series 2022-XG0400, GO, VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	10,520	10,520
Series 2024-CF7011, Rev., VRDO, GNMA / FNMA / FHLMC, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	30,000	30,000
Total Washington		95,390
Wisconsin — 1.1%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF3117, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	18,400	18,400
Series 2024-XG0571, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	8,995	8,995
Series 2024-XG0576, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	6,535	6,535
Series 2024-XL0570, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,500	3,500
Series 2024-XX1361, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	6,910	6,910
Series 2024-XF1779, Rev., VRDO, LIQ : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	4,360	4,360
Series 2024-XL0533, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/7/2025 (a) (b)	4,095	4,095
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	42,430	42,430
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	65

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Housing and Economic Development Authority Housing
Series 2023 C, Rev., VRDO, LIQ : FHLB, 1.86%, 3/7/2025 (a)	2,500	2,500
Series 2023F, Rev., VRDO, LIQ : FHLB, 1.86%, 3/7/2025 (a)	10,000	10,000
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2019B, Rev., VRDO, FNMA COLL, LIQ : FHLB, 1.85%, 3/7/2025 (a)	17,400	17,400
Series 2021B, Rev., VRDO, LIQ : FHLB, 1.85%, 3/7/2025 (a)	4,000	4,000
Total Wisconsin		129,125
Wyoming — 0.2%
Tender Option Bond Trust Receipts/Certificates Series 2025-XG0598, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	5,105	5,105
Wyoming Community Development Authority
Series 2023 2, Rev., VRDO, GNMA / FNMA / FHLMC COLL, LIQ : TD Bank NA, 1.83%, 3/7/2025 (a)	3,200	3,200
Series 2024 2, Rev., VRDO, LIQ : Royal Bank of Canada, 1.90%, 3/7/2025 (a)	9,000	9,000
Total Wyoming		17,305
Total Municipal Bonds (Cost $7,168,966)		7,168,966
	SHARES (000)
Variable Rate Demand Preferred Shares — 9.2%
California — 1.3%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.89%, 3/7/2025# (b)	7,500	7,500
Nuveen California Quality Municipal Income Fund
Series 7, LIQ : Royal Bank of Canada, 1.93%, 3/7/2025# (b)	21,000	21,000
Series 4, LIQ : Royal Bank of Canada, 1.93%, 3/7/2025# (b)	72,500	72,500
Series 1-1362, LIQ : Societe Generale, 1.95%, 3/7/2025# (b)	41,200	41,200
Total California		142,200
INVESTMENTS ††	SHARES (000)	VALUE ($000)

New Jersey — 0.2%
BlackRock MuniHoldings New Jersey Quality Fund, Inc. Series W-7-1727, LIQ : Bank of America NA, 2.02%, 3/7/2025# (b)	25,000	25,000
Other — 7.7%
AllianceBernstein National Municipal Income Fund, Inc. Series LIQ : Bank of America NA, 2.02%, 3/7/2025# (b)	22,500	22,500
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.01%, 3/7/2025# (b)	15,000	15,000
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.00%, 3/7/2025# (b)	50,000	50,000
Series W-7, LIQ : TD Bank NA, 2.02%, 3/7/2025# (b)	31,100	31,100
Nuveen AMT - Free Municipal Credit Income Fund
Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/7/2025# (b)	190,300	190,300
Series 5, LIQ : Societe Generale, 1.91%, 3/7/2025# (b)	110,200	110,200
Nuveen AMT - Free Quality Municipal Income Fund
Series 4-4895, LIQ : Barclays Bank plc, 1.94%, 3/7/2025# (b)	25,000	25,000
Series 3-PFD, LIQ : TD Bank NA, 1.95%, 3/7/2025# (b)	211,000	211,000
Nuveen AMT-Free Quality Municipal Income Fund Series LIQ : Bank of America NA, 1.93%, 3/7/2025# (b)	20,000	20,000
Nuveen Quality Municipal Income Fund
Series 2-2525, LIQ : Barclays Bank plc, 2.01%, 3/7/2025# (b)	151,900	151,900
Series 1-2118, LIQ : Barclays Bank plc, 2.01%, 3/7/2025# (b)	51,600	51,600
Total Other		878,600
Total Variable Rate Demand Preferred Shares (Cost $1,045,800)		1,045,800
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 28.3%
Commercial Paper — 28.3%
Alachua County Health Facilities Authority Series 08-A, 3.20%, 3/6/2025	27,740	27,740
Board of Regents of the University of Texas System
Series A, 3.18%, 3/3/2025	25,000	25,000
Series A, 3.00%, 3/5/2025	23,299	23,299
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series A, 3.01%, 3/5/2025	25,000	25,000
Series A, 3.12%, 3/7/2025	18,000	18,000
Series A, 3.17%, 3/13/2025	25,000	25,000
Series A, 3.17%, 3/20/2025	25,000	25,000
Series A, 3.12%, 4/1/2025	19,500	19,500
Series A, 3.14%, 4/10/2025	15,000	15,000
Series A, 3.12%, 4/15/2025	25,000	25,000
Series A, 3.18%, 4/29/2025	9,600	9,600
Series A, 3.10%, 5/5/2025	25,000	25,000
Series A, 2.85%, 5/7/2025	8,375	8,375
Series A, 3.10%, 5/7/2025	16,500	16,495
Series A, 2.83%, 5/8/2025	21,500	21,500
Series A, 3.15%, 5/12/2025	7,000	7,000
Series C-1, 2.90%, 5/13/2025	25,000	25,000
Series A, 2.83%, 5/14/2025	3,100	3,100
Series A, 3.17%, 5/14/2025	25,000	25,000
Series A, 3.18%, 5/14/2025	14,653	14,653
Series A, 2.83%, 5/15/2025	25,000	25,000
Series A, 3.10%, 5/21/2025	5,937	5,935
Series A, 2.87%, 6/10/2025	20,000	20,000
Series A, 3.12%, 6/12/2025	25,000	25,000
Series A, 2.85%, 7/1/2025	25,000	25,000
Series A, 2.85%, 7/1/2025	7,000	7,000
Series A, 2.90%, 7/9/2025	10,500	10,500
Series A, 2.88%, 7/10/2025	25,000	25,000
Series A, 2.87%, 7/22/2025	25,000	25,000
Series A, 2.90%, 9/3/2025	5,000	5,000
Series A, 2.90%, 10/15/2025	25,000	25,000
Boston Water and Sewer Commission Series A, 2.80%, 5/5/2025	30,000	30,000
California Educational Facilities Authority, 2.75%, 3/21/2025	7,850	7,850
California Statewide Communities Development Authority
Series 9B-1, 3.10%, 3/13/2025	10,400	10,400
Series B-6, 3.15%, 3/13/2025	8,050	8,050
Series 08-B, 2.82%, 5/6/2025	30,000	30,000
Series 09-D, 2.75%, 5/14/2025	12,695	12,693
Series 08-C, 2.80%, 6/10/2025	8,000	8,000
Series 09-D, 2.82%, 6/10/2025	17,000	17,000
City of Atlanta
Series M-2, 2.94%, 3/26/2025	114,084	114,084
Series N-2, 2.95%, 3/26/2025	104,314	104,314
Series P-1, 2.95%, 5/15/2025	5,107	5,107
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series P-1, 2.95%, 5/15/2025	4,336	4,336
City of Atlanta Water and Wastewater, 2.88%, 4/14/2025	48,070	48,070
City of Cape Coral Series A, 3.13%, 3/3/2025	10,000	10,000
City of Garland Series 2015, 3.14%, 3/5/2025	20,000	20,000
City of Houston
Series H-2, 2.80%, 3/6/2025	10,000	10,000
Series H-2, 2.85%, 3/6/2025	10,000	10,000
Series H-2, 3.15%, 3/6/2025	10,000	10,000
Series E-1, 2.80%, 3/13/2025	5,000	5,000
Series E-1, 2.80%, 3/18/2025	5,000	5,000
Series G-2, 2.90%, 4/8/2025	15,000	15,000
Series G-2, 2.90%, 4/10/2025	15,000	15,000
City of Jacksonville Series 2016, 2.83%, 5/21/2025	121,000	121,000
City of Memphis Series A, 2.90%, 5/5/2025	40,000	40,000
City of Philadelphia Water and Wastewater
Series B, 2.85%, 5/7/2025	10,000	10,000
Series B, 2.90%, 5/14/2025	8,780	8,780
City of Rochester
Series 2011, 2.80%, 3/11/2025	88,000	88,000
Series 08-C, 2.83%, 5/21/2025	50,000	50,000
Series 2014, 2.84%, 5/21/2025	60,000	60,000
County of Harris
Series C, 3.15%, 3/6/2025	3,150	3,150
Series A-1, 3.15%, 3/6/2025	1,230	1,230
Series C, 3.15%, 3/6/2025	960	960
Series A-1, 3.15%, 3/6/2025	4,540	4,540
Series A-1, 3.20%, 3/6/2025	11,250	11,250
Series A-1, 3.20%, 3/6/2025	1,860	1,860
Series C, 3.21%, 3/6/2025	1,880	1,880
Series A-1, 3.21%, 3/6/2025	150	150
Series K-2, 2.80%, 3/11/2025	5,520	5,520
Series A-1, 2.85%, 3/11/2025	2,640	2,640
Series C, 2.90%, 3/11/2025	3,300	3,300
Series A-1, 2.90%, 3/11/2025	1,250	1,250
Series A-1, 3.06%, 3/11/2025	5,990	5,990
Series C, 3.15%, 3/11/2025	8,540	8,540
Series A-1, 3.15%, 3/11/2025	2,120	2,120
Series K-2, 2.80%, 3/18/2025	14,445	14,445
Series K-2, 2.85%, 4/24/2025	1,870	1,870
County of Harris Toll Road
Series K, 2.80%, 3/12/2025	1,980	1,980
Series K, 3.15%, 3/12/2025	3,410	3,410
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	67

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series K, 3.18%, 3/12/2025	8,580	8,580
Series K, 2.80%, 4/8/2025	6,380	6,380
County of King
Series A, 2.85%, 5/5/2025	30,000	30,000
Series A, 2.88%, 5/12/2025	34,200	34,200
County of Miami-Dade Aviation Series 2021, 2.95%, 3/11/2025	118,000	118,000
Dallas Area Rapid Transit
Series I, 2.85%, 3/6/2025	4,257	4,257
Series I, 3.15%, 3/6/2025	4,736	4,736
Series I, 3.17%, 5/8/2025	19,577	19,577
Series I, 2.85%, 6/5/2025	3,455	3,455
District of Columbia Series 22A, 2.80%, 3/6/2025	18,000	18,000
Health and Educational Facilities Authority of the State of Missouri
Series 14-E, 3.07%, 3/6/2025	50,000	50,000
Series 14-D, 2.85%, 3/11/2025	50,000	50,000
Series 14-C, 3.07%, 3/13/2025	50,000	50,000
Series 14-B, 2.87%, 4/8/2025	50,000	50,000
Indiana Finance Authority Series D-2, 2.93%, 6/5/2025	100,325	100,325
Jacksonville Aviation Authority Series 92, 3.10%, 7/10/2025	20,000	20,000
Louisville and Jefferson County Metropolitan Sewer District
Series A-1, 2.81%, 3/10/2025	101,098	101,098
Series A-1, 2.87%, 3/17/2025	10,000	10,000
Lower Colorado River Authority
Series B, 2.85%, 3/20/2025	2,730	2,730
Series B, 2.90%, 3/20/2025	24,149	24,149
Series B, 2.84%, 4/1/2025	36,492	36,492
Massachusetts Water Resources Authority Series 2016, 2.85%, 5/7/2025	12,000	12,000
Michigan State University
Series G, 2.83%, 3/12/2025	8,665	8,665
Series G, 2.83%, 5/12/2025	23,989	23,989
Municipal Improvement Corp. of Los Angeles Series A-2, 2.80%, 3/4/2025	6,428	6,428
Omaha Public Power District
Series A, 3.10%, 3/4/2025	12,050	12,050
Series A, 2.83%, 3/10/2025	14,950	14,950
Series A, 2.84%, 3/13/2025	9,300	9,300
Series A, 2.80%, 4/1/2025	15,000	15,000
Series A, 2.83%, 4/3/2025	13,700	13,700
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Paper — continued
Series A, 2.84%, 5/1/2025	15,000	15,000
Series A, 2.86%, 5/5/2025	15,000	15,000
Series A, 2.83%, 5/8/2025	12,500	12,500
Series A, 2.83%, 5/19/2025	12,500	12,500
Pennsylvania Higher Educational Facilities Authority
3.08%, 3/25/2025	25,000	25,000
3.06%, 4/22/2025	10,250	10,250
3.05%, 5/14/2025	8,335	8,335
2.79%, 6/3/2025	25,000	25,000
Rutgers, The State University of New Jersey
Series B, 2.85%, 5/8/2025	13,000	13,000
2.83%, 5/14/2025	16,021	16,021
Southwestern Illinois Development Authority
Series 17-B, 2.88%, 3/5/2025	49,870	49,870
Series 17-B, 2.84%, 3/17/2025	15,000	15,000
State of California Department of Water Resources Series 1, 2.80%, 3/6/2025	10,157	10,157
State of Oregon Department of Transportation
Series A-2, 3.10%, 3/19/2025	64,427	64,427
Series A-1, 2.90%, 4/17/2025	23,465	23,465
Series A-1, 2.82%, 5/14/2025	53,137	53,137
Texas Public Finance Authority
Series 19, 3.13%, 3/6/2025	2,600	2,600
Series 19, 3.15%, 3/6/2025	25,000	25,000
Series 19, 2.90%, 6/4/2025	61,275	61,275
Series 19, 2.90%, 6/5/2025	65,000	65,000
University of California
Series A, 3.03%, 3/5/2025	15,000	15,000
Series A, 2.80%, 3/21/2025	13,550	13,550
Series A, 2.70%, 3/25/2025	22,905	22,905
University of California Board of Regents Series A, 2.75%, 3/20/2025	10,000	10,000
University of Houston Series TE-A, 3.20%, 3/3/2025	3,340	3,340
University of Massachusetts Building Authority Series 13B1, 3.09%, 3/4/2025	47,817	47,817
University of Michigan Series B, 2.85%, 5/5/2025	11,000	11,000
University of Minnesota
Series H, 2.83%, 3/11/2025	4,500	4,500
Series 07-B, 2.80%, 4/2/2025	6,200	6,200
Series 07-C, 2.80%, 4/2/2025	8,500	8,500
Series H, 2.80%, 4/2/2025	14,000	14,000
Series G, 2.83%, 5/1/2025	5,716	5,716
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Series H, 2.87%, 5/5/2025	10,000	10,000
Series F, 2.86%, 5/6/2025	29,100	29,100
Series H, 2.85%, 5/21/2025	44,000	44,000
University of North Carolina System
Series D, 2.81%, 5/6/2025	10,000	10,000
Series D, 2.83%, 5/20/2025	19,000	19,000
University of Pittsburgh-of the Commonwealth System of Higher Education
Series B-2, 3.20%, 3/6/2025	23,000	23,000
Series B-1, 2.80%, 7/8/2025	23,000	23,000
Total Commercial Paper (Cost $3,237,692)		3,237,692
Total Short Term Investments (Cost $3,237,692)		3,237,692
Total Investments — 100.3% (Cost $11,452,458) *		11,452,458
Liabilities in Excess of Other Assets — (0.3)%		(32,322)
NET ASSETS — 100.0%		11,420,136

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	69

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 79.4%
Alabama — 1.2%
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1353, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	1,225	1,225
Series 2023-XM1131, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/7/2025 (a) (b)	4,000	4,000
Series 2025-BAML5063, Rev., VRDO, LOC : Bank of America NA, 2.06%, 3/7/2025 (a) (b)	24,600	24,600
Total Alabama		29,825
Alaska — 1.2%
Alaska Housing Finance Corp., Home Mortgage Series 2002A, Rev., AMT, VRDO, LIQ : FHLB, 1.70%, 3/3/2025 (b)	7,870	7,870
City of Valdez, Exxon Pipeline Co. Project Series 1993-C, Rev., VRDO, 1.50%, 3/3/2025 (b)	16,050	16,050
Tender Option Bond Trust Receipts/Certificates Series 2024-XF1788, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	5,625	5,625
Total Alaska		29,545
Arizona — 0.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-YX1272, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	2,755	2,755
California — 3.7%
Alameda County Industrial Development Authority, Plyproperties Project Series 1997A, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.89%, 3/7/2025 (b)	1,745	1,745
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 2000A, Rev., VRDO, LOC : FNMA, 1.83%, 3/7/2025 (b)	2,000	2,000
County of Sacramento, Special Facilities Apartment, Cessna Aircraft Co. Project, Rev., VRDO, LOC : Bank of America NA, 1.90%, 3/7/2025 (b)	2,775	2,775
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 2.25%, 3/3/2025 (a) (b)	14,280	14,280
San Diego Housing Authority, Multi-Family Housing Series 2006B, Rev., VRDO, LOC : Citibank NA, 1.94%, 3/7/2025 (b)	6,030	6,030
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	2,400	2,400
Series 2024-BAML6023, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	12,000	12,000
Series 2024-BAML6024, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	17,955	17,955
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2025-BAML6045, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	15,000	15,000
Series 2025- CF7005, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	10,000	10,000
Series 2025-CF7013, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	5,000	5,000
Total California		89,185
Colorado — 3.5%
County of Arapahoe, Multi-Family Rental Housing, Hunter's Run Holdings LP, Rev., VRDO, LOC : FHLMC, 1.88%, 3/7/2025 (b)	320	320
RIB Floater Trust Various States Series 2023-017, Rev., VRDO, LOC : Barclays Bank plc, 2.16%, 4/4/2025 (a) (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-ZF1826, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	2,215	2,215
Series 2022-XF3053, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	10,125	10,125
Series 2022-XX1260, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	9,120	9,120
Series 2022-ZF3061, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	3,335	3,335
Series 2023-XM1151, Rev., VRDO, LOC : UBS AG, 1.91%, 3/7/2025 (a) (b)	3,750	3,750
Series XX1261, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	3,750	3,750
Series 2016-ZF0467, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	3,200	3,200
Series 2023-XF3141, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.92%, 3/7/2025 (a) (b)	11,250	11,250
Series 2024-ZF1771, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	1,670	1,670
Series 2022-XG0424, Rev., VRDO, LIQ : Royal Bank of Canada, 1.93%, 3/7/2025 (a) (b)	4,800	4,800
Series 2025-ZF3300, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.94%, 3/7/2025 (a) (b)	1,000	1,000
Series 2023-XF1621, Rev., VRDO, LIQ : Bank of America NA, 1.97%, 3/7/2025 (a) (b)	3,750	3,750
University of Colorado Series 2024 A, Rev., 5.00%, 6/1/2025	5,000	5,019
Total Colorado		83,304
Connecticut — 0.2%
Town of Ledyard Series B, GO, BAN, 4.00%, 8/12/2025	5,500	5,517
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — 1.2%
Tender Option Bond Trust Receipts/Certificates
Series 2025-XG0601, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	9,360	9,360
Series 2023-XL0454, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	4,935	4,935
Series 2024-ZF3247, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	6,535	6,535
Series 2024-XG0583, Rev., VRDO, LIQ : Bank of America NA, 1.94%, 3/7/2025 (a) (b)	2,100	2,100
Series 2024-ZF3287, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.94%, 3/7/2025 (a) (b)	3,350	3,350
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2025	1,350	1,359
Total District of Columbia		27,639
Florida — 8.2%
Alachua County Housing Finance Authority, Multi-Family, Santa Fe Apartments Project, Rev., VRDO, LOC : Citibank NA, 2.02%, 3/7/2025 (b)	2,530	2,530
Collier County Industrial Development Authority, Ave Maria Utility Co. Project Series 2024, Rev., AMT, VRDO, LOC : Northern Trust Co. (The), 2.05%, 3/7/2025 (b)	16,425	16,425
County of Broward, Power and Light Co., Project Series 2018A, Rev., AMT, VRDO, 1.75%, 3/7/2025 (b)	20,000	20,000
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 1.75%, 3/7/2025 (b)	25,000	25,000
Florida Housing Finance Corp., College Park Holdings Ltd. Project Series 2006 D, Rev., VRDO, LIQ : FHLMC, 2.00%, 3/7/2025 (b)	6,575	6,575
Florida Housing Finance Corp., Valencia Village Apartments Series 1999G-1, Rev., VRDO, FNMA, LIQ : FNMA, 2.00%, 3/7/2025 (b)	55	55
Hillsborough County, Housing Finance Authority, Multi-Family Housing, Brandywine Apartments, Rev., VRDO, LOC : Citibank NA, 2.02%, 3/7/2025 (b)	50	50
JEA Water and Sewer System Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 1.50%, 3/3/2025 (b)	975	975
Miami-Dade County Industrial Development Authority, Florida Power and Light Co. Project Series 2024A, Rev., AMT, VRDO, 2.05%, 3/7/2025 (b)	23,500	23,500
Public Finance Authority Series 2025-VRS202, Rev., VRDO, LOC : Bank of America NA, 1.65%, 3/3/2025 (a) (b)	5,000	5,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Florida — continued
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1340, Rev., VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	4,875	4,875
Series 2024-XF3223, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	7,860	7,860
Series 2025-YX1371, Rev., VRDO, LOC : Barclays Bank plc, 1.60%, 3/3/2025 (a) (b)	2,840	2,840
Series 2024-XF3239, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	6,280	6,280
Series 2024-XF3242, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	3,340	3,340
Series 2024-XM1197, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	3,000	3,000
Series 2023-XL0430, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	3,750	3,750
Series 2023-XX1322, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	4,085	4,085
Series 2024-ZF3225, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	3,750	3,750
Series 2023-XF1523, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	2,440	2,440
Series 2023-XF1637, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	3,400	3,400
Series 2023-XG0545, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	1,875	1,875
Series 2024-ZF1748, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	3,555	3,555
Series 2018-XL0091, Rev., VRDO, LIQ : Deutsche Bank AG, 1.93%, 3/7/2025 (a) (b)	12,000	12,000
Series 2022-XF3004, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.94%, 3/7/2025 (a) (b)	7,500	7,500
Series 2024-ZF3286, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.94%, 3/7/2025 (a) (b)	3,415	3,415
Series 2025-ZF3294, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.94%, 3/7/2025 (a) (b)	4,010	4,010
Series 2025-ZF3295, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.94%, 3/7/2025 (a) (b)	3,245	3,245
Series 2023-XF1463, Rev., VRDO, LIQ : TD Bank NA, 1.96%, 3/7/2025 (a) (b)	2,135	2,135
Series 2022-XL0290, Rev., VRDO, LIQ : Deutsche Bank AG, 2.01%, 3/7/2025 (a) (b)	13,190	13,190
Total Florida		196,655
Georgia — 4.0%
Bartow-Cartersville Joint Development Authority, Hanwha Q Cells USA, Inc. Project Series 2023A, Rev., AMT, VRDO, LOC : Korea Development Bank, 2.12%, 3/7/2025 (a) (b)	66,000	66,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	71

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Georgia — continued
Development Authority of Monroe County (The), Florida Power and Light Co. Project Series 2019, Rev., AMT, VRDO, 2.05%, 3/7/2025 (b)	2,720	2,720
Development Authority of Monroe County (The), Gulf Power Co. Project, Rev., AMT, VRDO, 2.10%, 3/7/2025 (b)	20,000	20,000
Tender Option Bond Trust Receipts/Certificates
Series 2024-ZF3285, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.94%, 3/7/2025 (a) (b)	3,320	3,320
Series 2023-XG0520, Rev., VRDO, LIQ : Bank of America NA, 1.96%, 3/7/2025 (a) (b)	3,300	3,300
Total Georgia		95,340
Hawaii — 0.5%
Tender Option Bond Trust Receipts/Certificates
Series 2022-YX1252, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	2,945	2,945
Series 2025-XL0589, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	4,000	4,000
Series 2025-XX1375, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	3,000	3,000
Series 2025-YX1377, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	2,220	2,220
Total Hawaii		12,165
Idaho — 0.2%
Idaho Housing and Finance Association, Single Family Mortgage Series 2016 A-3, Class I, Rev., AMT, VRDO, LIQ : FHLB, 1.80%, 3/7/2025 (b)	5,865	5,865
Illinois — 2.9%
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2024-E-160, GO, VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	10,000	10,000
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3311, GO, VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	7,080	7,080
Series 2023-XG0434, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,750	2,750
Series 2022-XX1243, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	5,625	5,625
Series 2022-XX1264, GO, VRDO, LOC : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	10,000	10,000
Series 2023-XG0538, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	2,820	2,820
Series 2024-ZF1743, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	2,225	2,225
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Illinois — continued
Series 2017-XG0108, Rev., VRDO, LOC : Barclays Bank plc, 1.94%, 3/7/2025 (a) (b)	15,000	15,000
Series 2020-MS0029, Rev., VRDO, LOC : Morgan Stanley Bank NA, 2.11%, 3/7/2025 (a) (b)	15,000	15,000
Total Illinois		70,500
Indiana — 2.6%
City of Hammond, Cargill, Inc. Project Series 2005, Rev., VRDO, 1.83%, 3/7/2025 (b)	11,000	11,000
City of Indianapolis, Multi-Family Housing, Limited Obligations Nora Common
Series 2004 A, Rev., AMT, VRDO, LOC : US Bank NA, 1.70%, 3/3/2025 (b)	10,780	10,780
Series 2004B, Rev., VRDO, LOC : US Bank NA, 2.05%, 3/7/2025 (b)	530	530
Crown Point Community School Corp. Series 2024, GO, 4.25%, 7/15/2025	4,960	4,974
Gary Chicago International Airport Authority, Special Purpose Facilities, Jet Center Project, Rev., VRDO, LOC : BMO Harris Bank NA, 1.90%, 3/7/2025 (b)	1,575	1,575
Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC, Rev., VRDO, LOC : Bank of America NA, 2.33%, 3/7/2025 (b)	4,100	4,100
Indiana Finance Authority, Solid Waste Disposal, New Holland Dairy Leasing, Rev., VRDO, LOC : Bank of America NA, 2.31%, 3/7/2025 (b)	2,000	2,000
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2017C-3, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	2,725	2,725
Indiana Municipal Power Agency, Power Supply System Series 2019 B, Rev., VRDO, LOC : Truist Bank, 1.75%, 3/3/2025 (b)	5,000	5,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-162, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	20,000	20,000
Total Indiana		62,684
Kentucky — 4.8%
Louisville Regional Airport Authority, OH LLC Project Series 2006 A, Rev., VRDO, 1.75%, 3/3/2025 (b)	20,100	20,100
Louisville Regional Airport Authority, UPS Worldwide Forwarding, Inc.
Series 1999 B, Rev., VRDO, 1.75%, 3/3/2025 (b)	12,500	12,500
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Series 1999A, Rev., VRDO, 1.75%, 3/3/2025 (b)	48,700	48,700
Series 1999C, Rev., VRDO, 1.75%, 3/3/2025 (b)	33,125	33,125
Total Kentucky		114,425
Louisiana — 1.4%
Consolidated Government of the City of Baton Rouge and Parish of East Baton Rouge, Exxon Mobil Corp., Rev., VRDO, 1.59%, 3/3/2025 (b)	9,000	9,000
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	23,650	23,650
Total Louisiana		32,650
Maryland — 1.9%
Deutsche Bank Spears Series 2023-DB-8096, Rev., VRDO, LIQ : Deutsche Bank AG, 1.90%, 3/3/2025 (a) (b)	5,600	5,600
Maryland Community Development Administration, Housing and Community Development
Series 2006G, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (b)	5,480	5,480
Series 2006J, Rev., AMT, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (b)	28,785	28,785
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2025C-2, Rev., VRDO, LOC : PNC Bank NA, 1.83%, 3/7/2025 (b)	6,000	6,000
Total Maryland		45,865
Massachusetts — 1.7%
City of Beverly, GO, BAN, 4.50%, 6/27/2025	2,363	2,369
City of Lowell, GO, BAN, 4.00%, 10/24/2025	4,433	4,456
City of Revere, GO, BAN, 4.00%, 8/21/2025	4,273	4,289
City of Springfield, GO, BAN, 4.50%, 5/2/2025	3,512	3,519
RIB Floater Trust Various States Series 39, Rev., VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	1,235	1,235
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3218, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	13,050	13,050
Town of Bellingham, GO, BAN, 4.25%, 5/30/2025	1,855	1,857
Town of Monson, GO, BAN, 4.25%, 8/20/2025	1,200	1,206
Town of Southbridge, GO, BAN, 4.50%, 5/30/2025	6,070	6,082
Town of Templeton, GO, BAN, 4.00%, 2/19/2026	2,430	2,453
Total Massachusetts		40,516
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Michigan — 0.7%
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Series 2019C, Rev., VRDO, LOC : PNC Bank NA, 1.32%, 3/3/2025 (b)	9,875	9,875
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1115, Rev., VRDO, LIQ : Deutsche Bank AG, 1.93%, 3/7/2025 (a) (b)	7,990	7,990
Total Michigan		17,865
Minnesota — 1.5%
Minnesota Higher Education Facilities Authority, Concordia University, St. Paul Series 6Q, Rev., VRDO, LOC : US Bank NA, 1.61%, 3/3/2025 (b)	1,100	1,100
Minnesota Housing Finance Agency, Residential Housing Finance Series 2016F, Rev., AMT, VRDO, GNMA / FNMA / FHLMC COLL, LIQ : FHLB, 1.88%, 3/7/2025 (b)	34,375	34,375
Total Minnesota		35,475
Mississippi — 1.0%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project
Series 2009D, Rev., VRDO, 1.50%, 3/3/2025 (b)	15,000	15,000
Series 2007C, Rev., VRDO, 1.65%, 3/3/2025 (b)	1,415	1,415
Series 2009A, Rev., VRDO, 1.65%, 3/3/2025 (b)	1,000	1,000
Series 2009C, Rev., VRDO, 1.65%, 3/3/2025 (b)	805	805
Series 2009E, Rev., VRDO, 1.65%, 3/3/2025 (b)	360	360
Series 2009G, Rev., VRDO, 1.65%, 3/3/2025 (b)	1,945	1,945
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0546, COP, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,400	4,400
Total Mississippi		24,925
Missouri — 0.1%
Health and Educational Facilities Authority of the State of Missouri, Ranken Technical College Series 2011B, Rev., VRDO, LOC : Northern Trust Co. (The), 1.55%, 3/3/2025 (b)	285	285
Health and Educational Facilities Authority of the State of Missouri, The Washington University Series 2000 C, Rev., VRDO, LIQ : US Bank NA, 1.45%, 3/3/2025 (b)	2,200	2,200
Total Missouri		2,485
New Hampshire — 0.2%
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-157, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	4,075	4,075
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	73

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — 1.9%
Borough of Wood-Ridge, GO, BAN, 3.75%, 2/23/2026	8,000	8,057
City of Somers Point, GO, BAN, 4.50%, 8/28/2025	8,500	8,545
RIB Floater Trust Various States
Series 2024-005, GO, BAN, VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	900	900
Series 20, Rev., VRDO, LIQ : Barclays Bank plc, 1.92%, 3/7/2025 (a) (b)	4,850	4,850
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF3309, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	4,550	4,550
Series 2023-XL0470, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	5,185	5,185
Series 2020-XF0957, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/7/2025 (a) (b)	2,500	2,500
Town of Morristown, GO, BAN, 4.50%, 6/4/2025	1,825	1,829
Township of Bridgewater, Water Utility, GO, 4.00%, 7/30/2025	2,427	2,433
Township of Eastampton, GO, BAN, 4.50%, 7/22/2025	6,415	6,432
Total New Jersey		45,281
New York — 16.7%
Alfred Almond Central School District, GO, BAN, 4.50%, 6/26/2025	4,255	4,264
Amsterdam City School District, GO, BAN, 4.00%, 8/1/2025	2,000	2,005
Arlington Central School District, GO, BAN, 4.00%, 10/30/2025	3,000	3,016
Baldwinsville Central School District Series 2024B, GO, BAN, 4.00%, 7/18/2025	11,000	11,026
Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	5,950	5,950
Bay Shore Union Free School District, Suffolk County, GO, BAN, 4.00%, 7/15/2025	20,250	20,306
Center Moriches Union Free School District, GO, TAN, 4.00%, 6/26/2025	3,500	3,509
Chazy Union Free School District, GO, BAN, 4.00%, 6/26/2025	4,025	4,034
Churchville-Chili Central School District, GO, BAN, 4.00%, 6/26/2025	7,000	7,021
City of Albany, GO, BAN, 4.00%, 3/21/2025	13,103	13,108
City of New York, Fiscal Year 2014 Series 2014D-4, GO, VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	5,955	5,955
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (b)	4,175	4,175
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
City of Newburgh Series 2025 A, GO, BAN, 4.00%, 3/5/2026 (c)	4,000	4,035
City of Olean Series 2024 A, GO, BAN, 4.25%, 7/24/2025	3,080	3,086
City of Oneida, GO, BAN, 4.50%, 3/28/2025	850	851
City of Oswego, GO, BAN, 4.50%, 4/17/2025	10,000	10,010
City of Peekskill, GO, BAN, 4.00%, 8/22/2025	1,550	1,556
City of Rome, GO, BAN, 4.50%, 6/11/2025	3,940	3,948
Cobleskill-Richmondville Central School District, GO, BAN, 4.50%, 6/20/2025	4,635	4,644
County of Suffolk, GO, TAN, 4.00%, 7/25/2025	10,000	10,041
Fonda-Fultonville Central School District, GO, BAN, 4.50%, 7/11/2025	3,000	3,007
Geneseo Central School District, GO, BAN, 4.50%, 6/26/2025	5,000	5,012
Gorham-Middlesex Central School District, GO, BAN, 3.75%, 7/16/2025 (c)	5,500	5,510
Greenville Central School District, GO, BAN, 4.00%, 6/27/2025	5,700	5,713
Hamburg Central School District Series 2024A, GO, BAN, 3.75%, 5/29/2025	1,815	1,817
Indian River Central School District at Philadelphia, GO, BAN, 4.50%, 6/26/2025	10,000	10,023
Liberty Central School District, GO, BAN, 4.00%, 6/27/2025	4,000	4,010
Maine-Endwell Central School District, GO, BAN, 4.00%, 9/26/2025	2,129	2,137
Metropolitan Transportation Authority Subseries 2002D-2B, Rev., VRDO, LOC : Truist Bank, 1.70%, 3/3/2025 (b)	1,000	1,000
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2008A-1, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	100	100
Series 2008A-2A, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	2,440	2,440
Moravia Central School District, GO, BAN, 4.50%, 6/26/2025	3,500	3,509
Naples Central School District, GO, BAN, 4.25%, 6/25/2025	3,000	3,005
New York City Housing Development Corp., Multi-Family Atlantic Court Apartments Series 2005A, Rev., VRDO, LOC : FHLMC, 1.80%, 3/7/2025 (b)	16,740	16,740
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2011 Series DD-3B, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (b)	9,975	9,975
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (b)	4,125	4,125
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-1, Rev., VRDO, LIQ : UBS AG, 1.63%, 3/3/2025 (b)	12,050	12,050
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.50%, 3/3/2025 (b)	3,955	3,955
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2014 Series AA-5, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (b)	2,875	2,875
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (b)	12,500	12,500
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (b)	7,375	7,375
New York State Housing Finance Agency, Tribeca Park Series ADJ A, Rev., AMT, VRDO, LOC : FNMA, 2.35%, 3/7/2025 (b)	12,300	12,300
North Merrick Union Free School District, GO, TAN, 3.75%, 5/28/2025	1,530	1,532
North Salem Central School District, GO, BAN, 3.38%, 6/20/2025	1,800	1,801
Oswego City School District
GO, BAN, 3.75%, 7/18/2025	4,765	4,773
GO, BAN, 4.50%, 7/18/2025	515	518
Penfield Central School District, GO, BAN, 3.75%, 6/26/2025	6,500	6,513
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 3/3/2025 (a) (b)	4,475	4,475
Series E-146, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/6/2025 (a) (b)	6,725	6,725
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	13,975	13,975
Southern Cayuga Central School District, GO, BAN, 4.00%, 7/17/2025 (c)	2,000	2,006
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Springville-Griffith Institute Central School District, GO, BAN, 4.00%, 8/15/2025	1,441	1,444
Stamford Central School District, GO, BAN, 4.50%, 6/26/2025	4,632	4,642
Susquehanna Valley Central School District, Conklin Broome County, GO, BAN, 4.00%, 9/19/2025	1,712	1,718
Tender Option Bond Trust Receipts/Certificates
Series 2025-YX1372, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	13,900	13,900
Series 2023-XF3184, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	11,575	11,575
Series 2024-XL0568, Rev., VRDO, AGC, LOC : TD Bank NA, 1.89%, 3/7/2025 (a) (b)	7,175	7,175
Series 2024-XM1192, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	4,950	4,950
Town of Greece, GO, BAN, 4.00%, 10/10/2025	1,500	1,508
Town of Hempstead, GO, BAN, 3.40%, 12/18/2025	10,000	10,008
Town of Lansing, GO, BAN, 3.50%, 12/18/2025	1,770	1,775
Town of Salina, GO, BAN, 4.25%, 6/6/2025	8,245	8,258
Town of Union, GO, BAN, 3.75%, 2/20/2026	3,942	3,968
Union Endicott Central School District, Broome and Tioga Counties, GO, BAN, 3.75%, 10/17/2025	1,818	1,824
Village of Fairport, GO, BAN, 3.50%, 5/30/2025	1,000	1,001
Village of Hamburg, GO, BAN, 4.00%, 9/18/2025	2,000	2,006
Village of Nyack, GO, BAN, 4.00%, 2/13/2026	7,400	7,469
Village of Penn Yan, GO, BAN, 4.50%, 7/17/2025	2,000	2,004
Village of Port Jefferson, GO, BAN, 3.75%, 10/10/2025	2,300	2,309
Village of Scotia, GO, BAN, 4.50%, 6/27/2025	4,750	4,760
Village of Sleepy Hollow, GO, BAN, 3.75%, 11/14/2025	1,896	1,902
Weedsport Central School District, GO, BAN, 4.50%, 7/17/2025	4,000	4,010
West Irondequoit Central School District, GO, BAN, 3.75%, 6/24/2025	3,500	3,507
Williamson Central School District, GO, BAN, 3.75%, 6/26/2025	4,500	4,509
Total New York		400,258
North Carolina — 0.5%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-B, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	800	800
Tender Option Bond Trust Receipts/Certificates
Series 2022-XM1011, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.93%, 3/7/2025 (a) (b)	4,200	4,200
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	75

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
North Carolina — continued
Series 2023-XG0527, Rev., VRDO, LIQ : Bank of America NA, 1.95%, 3/7/2025 (a) (b)	4,930	4,930
University of North Carolina, Hospital at Chapel Hill Series B, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	1,980	1,980
Total North Carolina		11,910
North Dakota — 0.3%
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0559, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	6,600	6,600
Ohio — 1.2%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System Series 2013B-2, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (b)	6,675	6,675
Tender Option Bond Trust Receipts/Certificates
Series 2024-YX1357, Rev., VRDO, LOC : Barclays Bank plc, 1.96%, 3/6/2025 (a) (b)	5,450	5,450
Series 2023-XG0507, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,800	2,800
Series 2024-YX1342, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	2,815	2,815
Series 2025-XL0588, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	7,500	7,500
Series 2025-ZF1813, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	3,000	3,000
Total Ohio		28,240
Oklahoma — 0.2%
Tender Option Bond Trust Receipts/Certificates
Series 2023-XF1572, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,220	2,220
Series 2024-XG0581, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	3,615	3,615
Total Oklahoma		5,835
Oregon — 2.8%
Marion County Housing Authority, Residence at Marian, Rev., VRDO, LOC : US Bank NA, 2.46%, 3/7/2025 (b)	180	180
Oregon State Facilities Authority, Peacehealth Series 2018B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	19,825	19,825
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oregon — continued
Port of Portland, International Airport
Series Subseries18B, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 1.84%, 3/7/2025 (b)	7,175	7,175
Subseries 18A, Rev., AMT, VRDO, LOC : Industrial & Commercial Bank of China, 2.73%, 3/7/2025 (b)	6,500	6,500
RBC Municipal Products, Inc. Trust, Floater Certificates Series 2025-E-163, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	12,475	12,475
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0472, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	6,355	6,355
Series 2023-ZL0520, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/7/2025 (a) (b)	4,190	4,190
Series 2024-ZF1728, Rev., VRDO, LIQ : Bank of America NA, 1.96%, 3/7/2025 (a) (b)	2,390	2,390
Series 2024-ZF3245, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/7/2025 (a) (b)	3,530	3,530
Series 2024-ZF3248, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/7/2025 (a) (b)	2,220	2,220
Series 2024-ZF3262, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/7/2025 (a) (b)	1,760	1,760
Total Oregon		66,600
Other — 0.5%
FHLMC, Multi-Family VRD Certificates
Series M025, Rev., VRDO, LIQ : FHLMC, 3.54%, 3/7/2025 (a) (b)	4,515	4,515
Series M026, Rev., VRDO, LIQ : FHLMC, 3.54%, 3/7/2025 (a) (b)	6,665	6,665
Total Other		11,180
Pennsylvania — 2.1%
Delaware Valley Regional Finance Authority, Local Government Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	1,975	1,975
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 1.55%, 3/3/2025 (b)	1,575	1,575
Northampton County General Purpose Authority, St. Luke's Hospital Obligated Group Series 2024 B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	9,950	9,950
Tender Option Bond Trust Receipts/Certificates
Series 2022-XF3041, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	4,000	4,000
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Series 2022-XG0412, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	3,115	3,115
Series 2022-XG0413, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,665	2,665
Series 2023-XG0536, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	2,500	2,500
Series 2023-ZF3186, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	1,555	1,555
Series 2022-XG0437, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	5,000	5,000
Series 2023-XF1634, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	2,665	2,665
Series 2024-XG0551, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	1,850	1,850
Series 2024-ZF1782, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	2,405	2,405
Series 2022-XM1083, Rev., VRDO, AGM, LOC : Royal Bank of Canada, 1.94%, 3/7/2025 (a) (b)	11,375	11,375
Total Pennsylvania		50,630
South Carolina — 1.2%
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group
Series 2018B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	12,970	12,970
Series 2018C, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	6,400	6,400
Tender Option Bond Trust Receipts/Certificates
Series 2025-XF1810, Rev., VRDO, LOC : TD Bank NA, 1.90%, 3/7/2025 (a) (b)	6,300	6,300
Series 2024-XG0552, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	2,590	2,590
Total South Carolina		28,260
Tennessee — 0.6%
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Retreat Dry, Rev., VRDO, LOC : Citibank NA, 2.15%, 3/7/2025 (b)	3,950	3,950
Tender Option Bond Trust Receipts/Certificates
Series 2023-YX1289, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	5,210	5,210
Series 2022-XL0382, Rev., VRDO, LOC : Royal Bank of Canada, 1.93%, 3/7/2025 (a) (b)	5,055	5,055
Total Tennessee		14,215
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Texas — 4.4%
Deutsche Bank Spears
Series 2025-DBE8159, Rev., VRDO, LOC : Deutsche Bank AG, 2.05%, 3/3/2025 (a) (b)	8,880	8,880
Series DB-8142, GO, VRDO, PSF-GTD, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	4,735	4,735
Gilmer Industrial Development Corp., Duoline Technologies LP Series 2008-A, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.96%, 3/7/2025 (b)	3,910	3,910
Harris County Industrial Development Corp., Exxon Corp. Project, Rev., VRDO, 1.59%, 3/3/2025 (b)	7,700	7,700
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc. Series B-4, Rev., VRDO, 1.59%, 3/3/2025 (b)	7,825	7,825
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Rev., VRDO, 1.55%, 3/3/2025 (b)	700	700
Rev., VRDO, 1.55%, 3/3/2025 (b)	645	645
Series 2001B3, Rev., VRDO, 1.59%, 3/3/2025 (b)	5,835	5,835
RIB Floater Trust Various States Series 2022-006, Rev., VRDO, LOC : Barclays Bank plc, 2.16%, 4/11/2025 (a) (b)	28,280	28,280
Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, LOC : FNMA, 2.00%, 3/7/2025 (b)	7,300	7,300
State of Texas, Veterans, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/7/2025 (b)	4,830	4,830
State of Texas, Veterans Housing Assistance Program Series 2002A-2, GO, AMT, VRDO, LIQ : State Street Bank & Trust Co., 1.95%, 3/5/2025 (b)	765	765
Tender Option Bond Trust Receipts/Certificates
Series 2024-XX1360, Rev., VRDO, LIQ : Barclays Bank plc, 1.40%, 3/3/2025 (a) (b)	3,750	3,750
Series 2024-XL0556, GO, VRDO, PSF-GTD, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (b)	2,950	2,950
Series 2025-BAML6043, Rev., VRDO, LOC : Bank of America NA, 1.70%, 3/3/2025 (a) (b)	7,650	7,650
Series 2022-XM1050, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	950	950
Series 2022-XF1140, Rev., VRDO, LOC : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (b)	9,750	9,750
Total Texas		106,455
Utah — 0.5%
Tender Option Bond Trust Receipts/Certificates
Series 2022-XX1249, Rev., VRDO, LOC : Barclays Bank plc, 1.91%, 3/7/2025 (a) (b)	2,920	2,920
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	77

JPMorgan Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Utah — continued
Series 2023-XM1146, Rev., VRDO, LOC : UBS AG, 1.91%, 3/7/2025 (a) (b)	6,750	6,750
Series 2025-XL0577, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (b)	3,500	3,500
Total Utah		13,170
Washington — 2.6%
Port of Seattle, First Lien Series 2021, Rev., AMT, 5.00%, 9/1/2025	1,600	1,614
Port of Tacoma, Subordinate Lien, Rev., AMT, VRDO, LOC : PNC Bank NA, 1.90%, 3/7/2025 (b)	30,545	30,545
State of Washington
Series R 2025 C, GO, 5.00%, 7/1/2025	15,500	15,593
Series R-2025B, GO, 5.00%, 7/1/2025	5,750	5,785
Tender Option Bond Trust Receipts/Certificates
Series 2023-ZL0513, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.91%, 3/7/2025 (a) (b)	2,745	2,745
Series 2024-ZF1738, Rev., VRDO, LIQ : Bank of America NA, 1.93%, 3/7/2025 (a) (b)	1,885	1,885
Series 2024-ZF1739, Rev., VRDO, LIQ : Bank of America NA, 1.93%, 3/7/2025 (a) (b)	2,225	2,225
Series 2024-ZF3250, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.96%, 3/7/2025 (a) (b)	2,490	2,490
Total Washington		62,882
Wisconsin — 1.1%
Tender Option Bond Trust Receipts/Certificates Series 2023-XL0447, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (b)	6,750	6,750
Wisconsin Health and Educational Facilities Authority, Medical College of Wisconsin, Inc., (The) Series 2008B, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (b)	9,070	9,070
Wisconsin Housing and Economic Development Authority Housing
Series 2007F, Rev., AMT, VRDO, LOC : Bank of America NA, 1.89%, 3/7/2025 (b)	8,270	8,270
Series 2007G, Rev., AMT, VRDO, GO OF AUTH HUD LN, LOC : Bank of America NA, 1.89%, 3/7/2025 (b)	2,120	2,120
Total Wisconsin		26,210
Total Municipal Bonds (Cost $1,906,986)		1,906,986
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Variable Rate Demand Preferred Shares — 9.1%
Other — 9.1%
BlackRock MuniAssets Fund, Inc. Series LIQ : Bank of America NA, 2.02%, 3/7/2025# (a)	45,000	45,000
BlackRock Municipal 2030 Target Term Trust Series W-7, LIQ : Barclays Bank plc, 2.01%, 3/7/2025# (a)	66,500	66,500
BlackRock MuniYield Quality Fund, Inc.
Series W-7A, LIQ : Royal Bank of Canada, 2.00%, 3/7/2025# (a)	30,000	30,000
Series W-7, LIQ : TD Bank NA, 2.02%, 3/7/2025# (a)	30,000	30,000
Nuveen AMT - Free Municipal Credit Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/7/2025# (a)	20,000	20,000
Nuveen AMT - Free Quality Municipal Income Fund Series 3-PFD, LIQ : TD Bank NA, 1.95%, 3/7/2025# (a)	7,500	7,500
Nuveen Quality Municipal Income Fund Series 2-2525, LIQ : Barclays Bank plc, 2.01%, 3/7/2025# (a)	20,000	20,000
Total Variable Rate Demand Preferred Shares (Cost $219,000)		219,000
	PRINCIPAL AMOUNT ($000)
Short Term Investments — 12.2%
Commercial Paper — 12.2%
Board of Regents of the University of Texas System
Series A, 3.20%, 3/12/2025	7,500	7,500
Series A, 3.14%, 4/10/2025	10,000	10,000
Series C-1, 2.94%, 5/1/2025	5,000	5,000
Series A, 2.85%, 7/1/2025	7,000	7,000
Series A, 2.90%, 7/9/2025	10,000	10,000
Series A, 2.92%, 7/17/2025	25,000	25,000
City of Atlanta
Series M-2, 2.94%, 3/26/2025	30,000	30,000
Series N-2, 2.95%, 3/26/2025	62,000	62,000
Series P-1, 2.95%, 5/15/2025	15,000	15,000
City of Atlanta Water and Wastewater Series A-2, 2.90%, 6/3/2025	7,100	7,100
City of Memphis Series A, 2.90%, 5/5/2025	10,000	10,000
County of Harris Toll Road Series K, 3.18%, 3/12/2025	10,000	10,000
County of Miami-Dade Aviation Series 2021, 2.95%, 3/11/2025	10,000	10,000
General Authority of Southcentral Pennsylvania, 2.93%, 4/2/2025	26,400	26,400
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — continued
Commercial Paper — continued
Health Care Authority of the City of Huntsville (The)
2.88%, 3/5/2025	13,000	13,000
2.93%, 4/3/2025	10,000	10,000
Jacksonville Aviation Authority Series 92, 3.10%, 7/10/2025	8,300	8,300
Texas Public Finance Authority
Series 19, 3.15%, 3/6/2025	10,000	10,000
Series 19, 2.90%, 6/4/2025	10,000	10,000
University of Massachusetts Building Authority Series 13B1, 3.09%, 3/4/2025	5,000	5,000
University of North Texas System Series A, 2.80%, 3/6/2025	1,500	1,500
Total Commercial Paper (Cost $292,800)		292,800
Total Short Term Investments (Cost $292,800)		292,800
Total Investments — 100.7% (Cost $2,418,786) *		2,418,786
Liabilities in Excess of Other Assets — (0.7)%		(16,623)
NET ASSETS — 100.0%		2,402,163

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	79

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 67.5%
California — 67.5%
Bay Area Toll Authority, Toll Bridge
Series 2023B, Rev., VRDO, LOC : Barclays Bank plc, 0.85%, 3/3/2025 (a)	550	550
Series 2024D, Rev., VRDO, LOC : TD Bank NA, 0.90%, 3/3/2025 (a)	1,625	1,625
California Educational Facilities Authority, California Institute of Technology
Series A, Rev., VRDO, 0.83%, 3/7/2025 (a)	175	175
Series B, Rev., VRDO, 0.95%, 3/7/2025 (a)	300	300
California Health Facilities Financing Authority, Catholic Healthcare West Series 2011 C, Rev., VRDO, LOC : Bank of Montreal, 0.80%, 3/7/2025 (a)	1,725	1,725
California Housing Finance Agency, Montecito Village Affordable LP Series 2009B, Rev., VRDO, LIQ : FHLMC, 1.70%, 3/7/2025 (a)	350	350
California Municipal Finance Authority, Chevron USA, Inc. Series 2010A, Rev., VRDO, 1.15%, 3/3/2025 (a)	440	440
California Municipal Finance Authority, Chevron USA, Inc., Project
Rev., VRDO, 1.15%, 3/3/2025 (a)	4,600	4,600
Series 2010B, Rev., VRDO, 1.15%, 3/3/2025 (a)	5,130	5,130
California Municipal Finance Authority, Multi-Family Housing, Pacific Meadows Apartments Series 2010A, Rev., VRDO, LIQ : FHLMC, 1.86%, 3/7/2025 (a)	580	580
California Municipal Finance Authority, Recology, Inc. Project Series 2024A, Rev., AMT, VRDO, LOC : PNC Bank NA, 1.29%, 3/7/2025 (a) (b)	5,000	5,000
California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc., Project Series 2010C, Rev., VRDO, 1.15%, 3/3/2025 (a)	1,230	1,230
California Statewide Communities Development Authority, Rady Children's Hospital
Series 2008A, Rev., VRDO, LOC : US Bank NA, 0.80%, 3/3/2025 (a)	10,240	10,240
Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 1.00%, 3/3/2025 (a)	355	355
City of Irvine, Assessment District No. 07-22, Limited Obligation Improvement Series A, VRDO, LOC : Sumitomo Mitsui Banking Corp., 1.05%, 3/3/2025 (a)	875	875
City of Modesto, Multi-Family Housing Westdale Commons Series 2002 A, Rev., VRDO, LOC : FNMA, 0.82%, 3/7/2025 (a)	1,100	1,100
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
City of San Jose, Multi-Family Housing, Almaden Lake Village Apartments Series 1997A, Rev., VRDO, LOC : FNMA, 1.83%, 3/7/2025 (a)	8,500	8,500
County of Los Angeles, Rev., TRAN, 5.00%, 6/30/2025	6,000	6,036
County of Riverside, Rev., TRAN, 5.00%, 6/30/2025	1,680	1,691
County of Riverside, Teeter Plan Obligation Series 2024 A, Rev., 3.00%, 10/17/2025	1,000	1,001
County of San Bernardino, Somerset Apartments LLC Series 1999A, Rev., VRDO, LOC : FNMA, 1.00%, 3/7/2025 (a)	950	950
County of Santa Cruz, Rev., TRAN, 5.00%, 7/1/2025	3,000	3,018
Deutsche Bank Spears Series DB-8144, GO, VRDO, LIQ : Deutsche Bank AG, 1.75%, 3/3/2025 (a) (b)	11,875	11,875
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series 2024 QRR, GO, 5.00%, 7/1/2025	1,000	1,008
Metropolitan Water District of Southern California, Waterworks Series 2016 B-2, Rev., VRDO, LIQ : TD Bank NA, 0.90%, 3/3/2025 (a)	1,990	1,990
Mizuho Floater Series 2023-MIZ9122, Rev., VRDO, LIQ : Mizuho Capital Markets LLC, 2.25%, 3/3/2025 (a) (b)	7,600	7,600
RBC Municipal Products, Inc. Trust, Floater Certificates Series C-21, Rev., VRDO, LOC : Royal Bank of Canada, 1.86%, 3/7/2025 (a) (b)	7,250	7,250
Regents of the University of California Medical Center Pooled
Series 2007B-1, Rev., VRDO, 0.85%, 3/3/2025 (a)	1,000	1,000
Series 2013 K, Rev., VRDO, 0.85%, 3/3/2025 (a)	2,650	2,650
Series 2020 O-1, Rev., VRDO, 0.85%, 3/3/2025 (a)	5,000	5,000
RIB Floater Trust Various States
Series 45, GO, VRDO, LIQ : Barclays Bank plc, 1.30%, 3/3/2025 (a) (b)	1,950	1,950
Series 2022-010, Rev., VRDO, LOC : Barclays Bank plc, 1.30%, 3/7/2025 (a) (b)	1,975	1,975
Series 2022-015, Rev., VRDO, LOC : Barclays Bank plc, 2.11%, 4/4/2025 (a) (b)	5,670	5,670
Riverside County Transportation Commission Sales Tax Series 2017B, Rev., 5.00%, 6/1/2025	2,125	2,138
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series 1996D, Rev., VRDO, FNMA, LIQ : FNMA, 1.00%, 3/7/2025 (a)	2,480	2,480
Sacramento County Housing Authority, River Terrace Apartments Series C, Rev., VRDO, FNMA, LIQ : FNMA, 1.00%, 3/7/2025 (a)	845	845
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Sacramento Municipal Utility District, Electric Series 2023C, Rev., VRDO, LIQ : TD Bank NA, 0.85%, 3/3/2025 (a)	8,000	8,000
San Jose Unified School District, Santa Clara County, GO, 5.00%, 8/1/2025	575	581
State of California, Various Purpose Series 2003C-1, GO, VRDO, LOC : TD Bank NA, 0.65%, 3/7/2025 (a)	415	415
Tender Option Bond Trust Receipts/Certificates
Series 2024-BAML5060, Rev., VRDO, LOC : Bank of America NA, 1.45%, 3/3/2025 (a) (b)	4,835	4,835
Series 2024-BAML6030, Rev., VRDO, LOC : Bank of America NA, 1.50%, 3/3/2025 (a) (b)	4,000	4,000
Series 2022-XF3028, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	2,950	2,950
Series 2022-XF3030, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (b)	9,550	9,550
Series 2025-BAML6044, Rev., VRDO, LOC : Bank of America NA, 1.60%, 3/3/2025 (a) (b)	4,000	4,000
Series 2022-XM1007, Rev., VRDO, LIQ : Royal Bank of Canada, 1.88%, 3/6/2025 (a) (b)	1,065	1,065
Series 2022-XM1036, Rev., VRDO, LIQ : Bank of America NA, 1.79%, 3/7/2025 (a) (b)	2,665	2,665
Series 2022-XF1376, Rev., VRDO, LIQ : Bank of America NA, 1.81%, 3/7/2025 (a) (b)	2,500	2,500
Series 2024-XG0587, Rev., VRDO, LIQ : Bank of America NA, 1.82%, 3/7/2025 (a) (b)	1,800	1,800
Series 2023-ZF3187, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.87%, 3/7/2025 (a) (b)	5,535	5,535
Series 2022-XX1239, GO, VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	4,675	4,675
Series 2022-XX1262, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	1,875	1,875
Series 2022-XX1263, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	1,875	1,875
Series 2022-YX1200, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (b)	1,600	1,600
Series 2025-ZF1809, Rev., VRDO, LOC : Royal Bank of Canada, 1.88%, 3/7/2025 (a) (b)	2,675	2,675
Series 2022-XF1415, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (b)	1,705	1,705
Series 2022-XG0372, COP, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,655	2,655
Series 2022-XG0393, GO, VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (b)	2,400	2,400
Series 2022-XG0430, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	3,105	3,105
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

California — continued
Series 2022-XL0384, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (b)	1,900	1,900
Series 2022-XM1064, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (b)	3,375	3,375
Series 2023-XL0501, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	990	990
Series 2023-ZF3162, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (b)	2,220	2,220
Series 2024-ZF1773, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (b)	1,670	1,670
Series 2024-XF1708, Rev., VRDO, LOC : Royal Bank of Canada, 1.91%, 3/7/2025 (a) (b)	1,790	1,790
Series 2024-ZF3265, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.91%, 3/7/2025 (a) (b)	1,065	1,065
Series 2022-XF1384, Rev., VRDO, LIQ : TD Bank NA, 1.92%, 3/7/2025 (a) (b)	1,500	1,500
Series 2025-CF7012, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	2,400	2,400
Series 2025-CF7013, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	3,900	3,900
Series 2025-CF7014, Rev., VRDO, LOC : Citibank NA, 1.98%, 3/7/2025 (a) (b)	5,000	5,000
Series 2023-007, Rev., VRDO, LOC : Barclays Bank plc, 2.11%, 4/4/2025 (a) (b)	7,700	7,700
University of California Series 2013AL-4, Rev., VRDO, 1.00%, 3/3/2025 (a)	845	845
Western Municipal Water District Facilities Authority Series 2012A, Rev., VRDO, LOC : TD Bank NA, 0.75%, 3/7/2025 (a)	665	665
Total California		214,383
Total Municipal Bonds (Cost $214,383)		214,383
	SHARES (000)
Variable Rate Demand Preferred Shares — 11.7%
California — 11.7%
Nuveen California AMT - Free Quality Municipal Income Fund Series 6, LIQ : Sumitomo Mitsui Banking Corp., 1.89%, 3/7/2025# (b)	12,000	12,000
Nuveen California Quality Municipal Income Fund Series 1-1362, LIQ : Societe Generale, 1.95%, 3/7/2025# (b)	25,000	25,000
Total Variable Rate Demand Preferred Shares (Cost $37,000)		37,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	81

JPMorgan California Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short Term Investments — 20.2%
Commercial Paper — 20.2%
California Educational Facilities Authority, 2.75%, 3/21/2025	10,000	10,000
California Health Facilities Financing Authority, 2.85%, 5/8/2025	6,000	6,000
California State University Institute Series A, 2.60%, 3/5/2025	5,000	5,000
California Statewide Communities Development Authority
Series B-6, 3.15%, 3/13/2025	3,000	3,000
Series 09-D, 2.75%, 5/14/2025	7,000	7,000
Series 9B-2, 2.75%, 5/15/2025	5,000	5,000
LA County Series A-TE, 2.72%, 3/6/2025	5,000	5,000
Municipal Improvement Corp. of Los Angeles Series A-3, 2.90%, 5/5/2025	1,400	1,400
San Diego Public Facilities Financing Authority Water Series A, 2.80%, 5/1/2025	6,700	6,700
San Francisco Capital Management LLC Series B-6, 2.75%, 5/6/2025	3,200	3,200
San Francisco City and County Airport Comm-San Francisco International Airport Series A-3, 2.77%, 5/6/2025	3,000	3,000
University of California
Series A, 2.80%, 3/21/2025	2,000	2,000
Series A, 2.85%, 3/27/2025	3,000	3,000
University of California Board of Regents Series A, 2.75%, 3/20/2025	4,000	4,000
Total Commercial Paper (Cost $64,300)		64,300
Total Short Term Investments (Cost $64,300)		64,300
Total Investments — 99.4% (Cost $315,683) *		315,683
Other Assets in Excess of Liabilities — 0.6%		1,834
NET ASSETS — 100.0%		317,517

Percentages indicated are based on net assets.

Abbreviations
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Money Market Funds	February 28, 2025

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 90.6%
New York — 90.6%
Albany Industrial Development Agency, Civic Facility, Living Resources Corp., Project Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 1.88%, 3/7/2025 (a)	4,580	4,580
Amherst Development Corp., Student Housing Facility, South Lake Village Project Series 2010B, Rev., VRDO, LOC : HSBC Bank USA NA, 1.96%, 3/7/2025 (a)	9,785	9,785
Amsterdam City School District, GO, BAN, 4.00%, 8/1/2025	2,000	2,005
Arlington Central School District, GO, BAN, 4.00%, 10/30/2025	3,265	3,283
Battery Park City Authority Series 2019D-2, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	19,050	19,050
Bemus Point Central School District, GO, BAN, 4.50%, 7/24/2025	1,012	1,015
Bethlehem Central School District, GO, BAN, 4.50%, 7/8/2025	2,266	2,272
Canton Central School District, St. Lawrence County Series 2024B, GO, BAN, 4.00%, 9/5/2025	932	935
Center Moriches Union Free School District, GO, TAN, 4.00%, 6/26/2025	3,500	3,509
Churchville-Chili Central School District, GO, BAN, 4.00%, 6/26/2025	7,900	7,924
City of Albany, GO, BAN, 4.00%, 3/21/2025	30,000	30,011
City of Kingston Series 2024 E, GO, BAN, 4.00%, 4/17/2025	4,727	4,732
City of New York, Fiscal Year 2008 Series 2008 L-4, GO, VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	3,785	3,785
City of New York, Fiscal Year 2013 Series 2013, Subseries A-2, GO, VRDO, LOC : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	1,575	1,575
City of New York, Fiscal Year 2022 Subseries D-4, GO, VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a)	6,835	6,835
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 1.50%, 3/3/2025 (a)	8,615	8,615
City of Newburgh Series 2025 A, GO, BAN, 4.00%, 3/5/2026 (b)	4,000	4,035
City of Olean Series 2024 A, GO, BAN, 4.25%, 7/24/2025	4,000	4,007
City of Oswego, GO, BAN, 4.50%, 4/17/2025	12,705	12,718
City of Peekskill, GO, TAN, 3.75%, 11/4/2025	3,000	3,015
City of Rome, GO, BAN, 4.50%, 6/11/2025	10,000	10,020
Clinton Central School District, GO, BAN, 4.00%, 6/26/2025	6,650	6,664
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Cobleskill-Richmondville Central School District, GO, BAN, 4.50%, 6/20/2025	8,000	8,016
County of Clinton, GO, BAN, 4.25%, 7/25/2025	4,430	4,439
County of Montgomery, GO, BAN, 4.25%, 8/1/2025	3,275	3,283
County of Suffolk, GO, TAN, 4.00%, 7/25/2025	30,000	30,127
County of Washington
GO, BAN, 4.00%, 3/21/2025	1,004	1,004
GO, BAN, 4.00%, 3/21/2025	1,710	1,711
Deutsche Bank Spears
Series 2023-DB-8098, Rev., VRDO, LIQ : Deutsche Bank AG, 1.75%, 3/3/2025 (a) (c)	6,000	6,000
Series DB-8139, GO, VRDO, LIQ : Deutsche Bank AG, 1.75%, 3/3/2025 (a) (c)	3,705	3,705
Series DB-8149, Rev., VRDO, LIQ : Deutsche Bank AG, 1.75%, 3/3/2025 (a) (c)	3,800	3,800
Series DB-8129, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/6/2025 (a) (c)	7,600	7,600
Series DB-8143, GO, VRDO, LIQ : Deutsche Bank AG, 1.91%, 3/7/2025 (a) (c)	8,545	8,545
Dundee Central School District, GO, BAN, 4.50%, 6/20/2025	4,085	4,093
East Williston Union Free School District, GO, TAN, 3.75%, 5/28/2025	1,950	1,953
Edmeston Central School District, GO, BAN, 4.25%, 7/24/2025	1,880	1,883
Elmira Heights Central School District, GO, BAN, 4.50%, 6/27/2025	9,190	9,210
Empire State Development Corp., State Personal Income Tax Series 2016A, Rev., 5.00%, 3/15/2025 (d)	2,810	2,812
Erie County Industrial Development Agency (The), Our Lady Victory Corp. Series 2007A, Rev., VRDO, LOC : HSBC Bank USA NA, 1.89%, 3/7/2025 (a)	2,175	2,175
Fonda-Fultonville Central School District, GO, BAN, 4.50%, 7/11/2025	3,500	3,509
Forestville Central School District, GO, BAN, 4.50%, 6/18/2025	7,490	7,505
Geneseo Central School District, GO, BAN, 4.50%, 6/26/2025	8,854	8,876
Greenport Union Free School District, GO, TAN, 3.75%, 5/15/2025	3,500	3,503
Greenwich Central School District, GO, BAN, 4.50%, 6/25/2025	4,520	4,530
Hamburg Central School District Series 2024A, GO, BAN, 3.75%, 5/29/2025	1,900	1,902
Hampton Bays Union Free School District, GO, TAN, 4.00%, 6/20/2025	5,950	5,965
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	83

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Hartford Central School District, GO, BAN, 4.25%, 6/25/2025	8,360	8,371
Herricks Union Free School District, GO, BAN, 3.75%, 7/30/2025	1,395	1,398
Honeoye Falls-Lima Central School District, GO, BAN, 3.75%, 7/9/2025	3,250	3,256
Indian River Central School District at Philadelphia, GO, BAN, 4.50%, 6/26/2025	12,225	12,253
Long Island Power Authority, Electric System Series 2023D, Rev., VRDO, LOC : Barclays Bank plc, 1.75%, 3/7/2025 (a)	2,700	2,700
Mechanicville City School District, GO, BAN, 4.50%, 6/25/2025	7,834	7,852
Metropolitan Transportation Authority
Series 2015 E-1, Rev., VRDO, LOC : Barclays Bank plc, 1.35%, 3/3/2025 (a)	12,300	12,300
Series 2012G-3, Rev., VRDO, LOC : Royal Bank of Canada, 1.60%, 3/3/2025 (a)	2,500	2,500
Series 2020B, Rev., VRDO, LOC : Royal Bank of Canada, 1.60%, 3/3/2025 (a)	2,000	2,000
Subseries 2002D-2B, Rev., VRDO, LOC : Truist Bank, 1.70%, 3/3/2025 (a)	8,950	8,950
Naples Central School District, GO, BAN, 4.25%, 6/25/2025	3,643	3,648
Nassau County Industrial Development Agency, Clinton Plaza Senior Housing Project, Rev., VRDO, LOC : FNMA, 1.96%, 3/7/2025 (a)	4,100	4,100
Nassau County Industrial Development Agency, Cold Spring Harbor Laboratory Project Series 2006, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	1,350	1,350
New York City Health and Hospitals Corp., Health System Series 2008 B, Rev., VRDO, LOC : TD Bank NA, 1.85%, 3/7/2025 (a)	1,725	1,725
New York City Housing Development Corp., Fifth Avenue Apartments Series 2006A, Rev., VRDO, LOC : Citibank NA, 1.80%, 3/7/2025 (a)	11,940	11,940
New York City Housing Development Corp., Multi-Family Mortgage, Manhattan Court Series 2004A, Rev., VRDO, LOC : Citibank NA, 1.80%, 3/7/2025 (a)	6,920	6,920
New York City Housing Development Corp., Multi-Family Rent Housing, Gold Street Series 2006A, Rev., VRDO, LOC : FNMA, 1.80%, 3/7/2025 (a)	15,000	15,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development
Series 2006A, Rev., VRDO, LOC : FNMA, 2.25%, 3/7/2025 (a)	10,000	10,000
Series 2000A, Rev., VRDO, LOC : FNMA, 2.35%, 3/7/2025 (a)	30	30
New York City Housing Development Corp., Multi-Family, 201 Pearl LLC Series 2006A, Rev., VRDO, LOC : FNMA, 1.80%, 3/7/2025 (a)	3,550	3,550
New York City Housing Development Corp., Multi-Family, 90 Washington Street Series 2005A, Rev., VRDO, LOC : FNMA, 1.77%, 3/7/2025 (a)	16,515	16,515
New York City Housing Development Corp., Multi-Family, La Fontaine Owners LLC Series 2005 A, Rev., VRDO, LOC : Citibank NA, 1.80%, 3/7/2025 (a)	1,550	1,550
New York City Industrial Development Agency, Washington LLC Project, Rev., VRDO, LOC : Bank of China Ltd., 1.90%, 3/3/2025 (a)	21,660	21,660
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2014 Series 2014AA-4, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a)	2,525	2,525
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 1.60%, 3/3/2025 (a)	2,375	2,375
Series 2007, Subseries CC-2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.63%, 3/3/2025 (a)	3,260	3,260
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.50%, 3/3/2025 (a)	11,705	11,705
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2017 Series 2017 BB, Rev., VRDO, LIQ : State Street Bank & Trust Co., 1.60%, 3/3/2025 (a)	1,000	1,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2021 Series 2021, Subseries EE-1, Rev., VRDO, LIQ : US Bank NA, 1.60%, 3/3/2025 (a)	7,800	7,800
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 1.35%, 3/3/2025 (a)	1,000	1,000
Series 2023, Subseries BB-2, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	2,150	2,150
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 3/3/2025 (a)	5,675	5,675
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015E-4, Rev., VRDO, LIQ : Bank of America NA, 1.50%, 3/3/2025 (a)	5,345	5,345
Series A-4, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.60%, 3/3/2025 (a)	1,670	1,670
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 C-7, Rev., VRDO, LIQ : TD Bank NA, 1.50%, 3/3/2025 (a)	2,000	2,000
New York State Dormitory Authority, Columbia University Series 2003B, Rev., VRDO, 1.80%, 3/7/2025 (a)	13,780	13,780
New York State Dormitory Authority, Fordham University Series 2008A-1, Rev., VRDO, LOC : Bank of America NA, 1.79%, 3/7/2025 (a)	550	550
New York State Dormitory Authority, Royal Charter Properties Series A, Rev., VRDO, LOC : FNMA, 1.92%, 3/7/2025 (a)	19,560	19,560
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2020A, Rev., 5.00%, 3/15/2025 (d)	3,370	3,373
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 2.25%, 3/7/2025 (a)	9,600	9,600
New York State Energy Research and Development Authority, Consolidated Edison Co. of New York, Inc. Project
Series 2005A-3, Rev., VRDO, LOC : Mizuho Bank Ltd., 1.75%, 3/7/2025 (a)	15,400	15,400
Series 2004C-2, Rev., VRDO, LOC : Mizuho Bank Ltd., 1.80%, 3/7/2025 (a)	11,400	11,400
New York State Housing Finance Agency, 10 Barclay Street Series 2004A, Rev., VRDO, LOC : FNMA, 1.70%, 3/7/2025 (a)	35,000	35,000
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
New York State Housing Finance Agency, 160 Madison Avenue LLC
Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.45%, 3/3/2025 (a)	69,625	69,625
Series 2014A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.45%, 3/3/2025 (a)	20,000	20,000
New York State Housing Finance Agency, 316 Eleventh Avenue Housing Series 2009A, Rev., VRDO, LOC : FNMA, 2.25%, 3/7/2025 (a)	5,550	5,550
New York State Housing Finance Agency, 330 Riverdale Ave Apartments Series 2008A, Rev., VRDO, LOC : Bank of America NA, 2.00%, 3/7/2025 (a)	9,950	9,950
New York State Housing Finance Agency, 360 West 43rd Street Housing, Rev., VRDO, LOC : FNMA, 2.35%, 3/7/2025 (a)	2,400	2,400
New York State Housing Finance Agency, 435 East 13th Street Housing Series 2016A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.82%, 3/7/2025 (a)	6,820	6,820
New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC : TD Bank NA, 1.80%, 3/7/2025 (a)	4,600	4,600
New York State Housing Finance Agency, College ARMS Apartments Series 2008A, Rev., VRDO, LIQ : FHLMC, 1.77%, 3/7/2025 (a)	6,790	6,790
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 1.86%, 3/7/2025 (a)	10,100	10,100
New York State Housing Finance Agency, Housing Related Taconic Series 2009A, Rev., VRDO, LOC : FNMA, 1.70%, 3/7/2025 (a)	6,500	6,500
New York State Housing Finance Agency, Maiden Lane Properties LLC Series 2004A, Rev., VRDO, LOC : FNMA, 1.80%, 3/7/2025 (a)	500	500
New York State Housing Finance Agency, North End Series 2004A, Rev., VRDO, LOC : FNMA, 2.25%, 3/7/2025 (a)	400	400
New York State Housing Finance Agency, Prospect Plaza Apartments Project Series 2007, Rev., VRDO, LOC : Citibank NA, 2.35%, 3/7/2025 (a)	7,200	7,200
New York State Housing Finance Agency, Theater Row Tower Housing Series 2001 A, Rev., VRDO, LIQ : FHLMC, 2.35%, 3/7/2025 (a)	10,000	10,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	85

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York State Housing Finance Agency, Tribeca Park Series ADJ A, Rev., AMT, VRDO, LOC : FNMA, 2.35%, 3/7/2025 (a)	9,700	9,700
New York State Housing Finance Agency, Weyant Green Apartments Series 2007A, Rev., VRDO, LOC : FNMA, 2.35%, 3/7/2025 (a)	100	100
New York State Housing Finance Agency, Worth Street, 23rd Chelsea Assocs LLC
Series A, Rev., VRDO, LOC : FNMA, 2.35%, 3/7/2025 (a)	3,400	3,400
Series A, Rev., VRDO, LOC : FNMA, 2.35%, 3/7/2025 (a)	2,100	2,100
North Salem Central School District
GO, BAN, 3.38%, 6/20/2025	1,865	1,867
GO, BAN, 4.50%, 6/20/2025	2,330	2,335
North Shore Central School District, GO, TAN, 3.75%, 6/20/2025	5,000	5,010
Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Rev., VRDO, LOC : HSBC Bank USA NA, 1.90%, 3/7/2025 (a)	6,750	6,750
Penfield Central School District, GO, BAN, 3.75%, 6/26/2025	6,500	6,513
Penn Yan Central School District, GO, BAN, 4.00%, 9/12/2025	1,103	1,106
Port Authority of New York and New Jersey Series 2023-0009, Rev., VRDO, LIQ : Citibank NA, 1.89%, 3/7/2025 (a) (c)	7,500	7,500
Randolph Central School District, GO, BAN, 4.25%, 6/27/2025	4,150	4,156
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-118, GO, VRDO, LOC : Royal Bank of Canada, 1.70%, 3/3/2025 (a) (c)	16,420	16,420
Series E-120, Rev., VRDO, LOC : Royal Bank of Canada, 1.70%, 3/3/2025 (a) (c)	5,300	5,300
Series E-159, GO, VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	6,025	6,025
Series G-120, Rev., VRDO, LOC : Royal Bank of Canada, 1.92%, 3/7/2025 (a) (c)	7,600	7,600
Series 2022-E154, Rev., VRDO, LOC : Royal Bank of Canada, 1.96%, 3/7/2025 (a) (c)	20,325	20,325
Remsenburg-Speonk Union Free School District, GO, TAN, 4.00%, 6/24/2025	1,255	1,258
RIB Floater Trust Various States
Series 2022-009, Rev., VRDO, LIQ : Barclays Bank plc, 1.35%, 3/3/2025 (a) (c)	7,435	7,435
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-011, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (c)	3,300	3,300
Series 2022-012, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	11,760	11,760
Series 2022-008, Rev., VRDO, LOC : Barclays Bank plc, 2.11%, 4/4/2025 (a) (c)	60,000	60,000
Series 2024-002, Rev., VRDO, LOC : Barclays Bank plc, 2.11%, 4/4/2025 (a) (c)	12,500	12,500
State of New York Mortgage Agency Homeowner Mortgage
Series 207, Rev., VRDO, LIQ : Royal Bank of Canada, 1.75%, 3/7/2025 (a)	200	200
Series 234, Rev., VRDO, LIQ : UBS AG, 1.75%, 3/7/2025 (a)	19,050	19,050
Series 247, Rev., VRDO, LIQ : TD Bank NA, 1.80%, 3/7/2025 (a)	21,350	21,350
Stockbridge Valley Central School District, GO, BAN, 4.50%, 7/11/2025	2,500	2,506
Tender Option Bond Trust Receipts/Certificates
Series 2024-XF3269, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (c)	3,595	3,595
Series 2024-XF3270, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (c)	2,660	2,660
Series 2024-XF3271, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (c)	4,095	4,095
Series 2024-XL0555, GO, VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (c)	3,350	3,350
Series 2024-XL0558, Rev., VRDO, LIQ : UBS AG, 1.50%, 3/3/2025 (a) (c)	19,880	19,880
Series 2025-YX1372, Rev., VRDO, LOC : Barclays Bank plc, 1.55%, 3/3/2025 (a) (c)	1,295	1,295
Series 2024-BAML6026, Rev., VRDO, LOC : Bank of America NA, 1.74%, 3/3/2025 (a) (c)	3,420	3,420
Series 2022-XF2996, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (c)	3,780	3,780
Series 2022-XG0428, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.88%, 3/7/2025 (a) (c)	7,875	7,875
Series 2022-XM1058, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (c)	2,870	2,870
Series 2022-XM1070, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (c)	3,280	3,280
Series 2023-XF3160, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (c)	3,750	3,750
Series 2023-XF3185, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (c)	5,930	5,930
Series 2023-XL0414, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.88%, 3/7/2025 (a) (c)	2,000	2,000
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023-ZF3210, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.88%, 3/7/2025 (a) (c)	5,270	5,270
Series 2024-ZF3281, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.88%, 3/7/2025 (a) (c)	2,445	2,445
Series 2025-XX1367, Rev., VRDO, LIQ : Barclays Bank plc, 1.88%, 3/7/2025 (a) (c)	1,500	1,500
Series 2019-XF0847, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	7,220	7,220
Series 2020-XF2868, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	1,900	1,900
Series 2020-XF2878, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	7,355	7,355
Series 2020-XG0276, Rev., VRDO, LOC : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,545	1,545
Series 2020-XX1127, Rev., VRDO, AGM, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	5,220	5,220
Series 2022-XF1339, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	4,090	4,090
Series 2022-XF1382, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	2,100	2,100
Series 2022-XF1383, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	3,050	3,050
Series 2022-XF1393, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	3,500	3,500
Series 2022-XF1399, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,835	1,835
Series 2022-XF1400, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	3,335	3,335
Series 2022-XF1420, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	4,800	4,800
Series 2022-XF1444, GO, VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,875	1,875
Series 2022-XF3016, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	19,705	19,705
Series 2022-XF3021, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	3,600	3,600
Series 2022-XF3043, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	9,000	9,000
Series 2022-XF3047, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	2,400	2,400
Series 2022-XG0405, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,875	1,875
Series 2022-XL0322, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	6,700	6,700
Series 2022-XL0353, GO, VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	2,860	2,860
Series 2022-XL0381, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	1,875	1,875
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2022-XM1006, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	2,400	2,400
Series 2022-XM1010, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	2,950	2,950
Series 2022-XM1031, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	3,750	3,750
Series 2022-XM1052, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	5,625	5,625
Series 2022-XM1069, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	2,445	2,445
Series 2022-XM1073, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	3,250	3,250
Series 2022-XX1282, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	4,970	4,970
Series 2022-YX1208, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	12,050	12,050
Series 2022-YX1242, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	5,630	5,630
Series 2022-YX1250, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	1,730	1,730
Series 2022-YX1257, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	3,440	3,440
Series 2022-YX1277, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	2,985	2,985
Series 2022-ZF1417, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	1,635	1,635
Series 2022-ZL0263, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	2,985	2,985
Series 2022-ZL0350, GO, VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	5,000	5,000
Series 2022-ZL0393, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	2,050	2,050
Series 2023-XF0524, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	7,610	7,610
Series 2023-XF1442, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	3,565	3,565
Series 2023-XF1495, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	1,565	1,565
Series 2023-XF1505, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	3,350	3,350
Series 2023-XF1506, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	8,900	8,900
Series 2023-XF1589, GO, VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	2,000	2,000
Series 2023-XF1614, Rev., VRDO, LOC : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	1,245	1,245
Series 2023-XF1622, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,875	1,875
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	87

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023-XF1633, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	3,880	3,880
Series 2023-XF1643, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	2,905	2,905
Series 2023-XF1644, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	6,470	6,470
Series 2023-XF1652, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	3,750	3,750
Series 2023-XF1662, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	4,050	4,050
Series 2023-XF1665, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	3,310	3,310
Series 2023-XF3107, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	4,525	4,525
Series 2023-XF3161, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	3,840	3,840
Series 2023-XF3169, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	4,410	4,410
Series 2023-XF3182, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	2,755	2,755
Series 2023-XL0434, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	20,000	20,000
Series 2023-XL0441, GO, VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	2,000	2,000
Series 2023-XL0463, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	5,210	5,210
Series 2023-XX1281, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	8,290	8,290
Series 2023-XX1323, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	6,000	6,000
Series 2023-ZF1656, Rev., VRDO, LIQ : Royal Bank of Canada, 1.89%, 3/7/2025 (a) (c)	2,670	2,670
Series 2023-ZF3167, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	2,500	2,500
Series 2023-ZF3171, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	2,130	2,130
Series 2023-ZL0494, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	5,330	5,330
Series 2023-ZL0517, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	1,670	1,670
Series 2024-XF1701, Rev., VRDO, LIQ : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	5,000	5,000
Series 2024-XF3229, Rev., VRDO, AGM, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	16,540	16,540
Series 2024-XF3273, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	4,125	4,125
Series 2024-XG0561, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	2,365	2,365
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Series 2024-XL0568, Rev., VRDO, AGC, LOC : TD Bank NA, 1.89%, 3/7/2025 (a) (c)	4,235	4,235
Series 2024-XM1181, Rev., VRDO, LIQ : Wells Fargo Bank NA, 1.89%, 3/7/2025 (a) (c)	2,565	2,565
Series 2024-XX1358, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	1,170	1,170
Series 2024-XX1362, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	1,400	1,400
Series 2024-XX1363, Rev., VRDO, LIQ : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	4,000	4,000
Series 2024-YX1344, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	5,750	5,750
Series 2024-YX1347, Rev., VRDO, LOC : Barclays Bank plc, 1.89%, 3/7/2025 (a) (c)	3,375	3,375
Series 2024-ZF1794, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,035	1,035
Series 2024-ZF1795, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,330	1,330
Series 2024-ZF1796, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,500	1,500
Series 2024-ZF3278, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	5,805	5,805
Series 2024-ZF3280, Rev., VRDO, LIQ : Morgan Stanley Bank NA, 1.89%, 3/7/2025 (a) (c)	2,920	2,920
Series 2025-ZF1825, Rev., VRDO, LIQ : Bank of America NA, 1.89%, 3/7/2025 (a) (c)	1,125	1,125
Series 2022-XF1357, Rev., VRDO, LIQ : TD Bank NA, 1.90%, 3/7/2025 (a) (c)	3,750	3,750
Series 2022-XF3065, Rev., VRDO, LOC : Barclays Bank plc, 1.90%, 3/7/2025 (a) (c)	5,995	5,995
Series 2023-XL0526, Rev., VRDO, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (c)	3,635	3,635
Series 2024-XM1196, Rev., VRDO, AGC, LOC : Royal Bank of Canada, 1.90%, 3/7/2025 (a) (c)	5,100	5,100
Series 2024-ZF1699, Rev., VRDO, LIQ : Bank of America NA, 1.90%, 3/7/2025 (a) (c)	2,130	2,130
Series 2022-ZL0270, Rev., VRDO, LIQ : Barclays Bank plc, 1.91%, 3/7/2025 (a) (c)	2,070	2,070
Series 2023-XF1496, Rev., VRDO, LIQ : TD Bank NA, 1.91%, 3/7/2025 (a) (c)	2,150	2,150
Series 2022-XG0379, Rev., VRDO, LIQ : Bank of America NA, 1.92%, 3/7/2025 (a) (c)	1,440	1,440
Series 2022-XG0394, Rev., VRDO, LIQ : Bank of America NA, 1.92%, 3/7/2025 (a) (c)	5,040	5,040
Series 2022-XG0438, Rev., VRDO, LIQ : Bank of America NA, 1.92%, 3/7/2025 (a) (c)	3,525	3,525
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Money Market Funds	February 28, 2025

INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Series 2023-XG0526, Rev., VRDO, LIQ : Bank of America NA, 1.92%, 3/7/2025 (a) (c)	3,200	3,200
Town of Camillus, GO, BAN, 4.00%, 3/14/2025	6,561	6,562
Town of Fishkill, GO, BAN, 4.50%, 7/11/2025	1,640	1,643
Town of Hempstead, GO, BAN, 3.40%, 12/18/2025	12,163	12,172
Town of Irondequoit Series 2024A, GO, BAN, 4.00%, 4/11/2025	10,250	10,256
Town of LaGrange, GO, BAN, 4.00%, 9/11/2025	929	932
Town of Oyster Bay
GO, BAN, 4.00%, 8/21/2025	1,205	1,209
GO, BAN, 4.00%, 3/6/2026	13,779	13,947
Town of Oyster Bay, Water District, GO, BAN, 4.00%, 3/7/2025	4,440	4,441
Town of Stillwater, GO, BAN, 4.25%, 5/30/2025	3,910	3,914
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2003 B-2, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	5,415	5,415
Series 2005B-4A, Rev., VRDO, LOC : TD Bank NA, 1.50%, 3/3/2025 (a)	2,380	2,380
Series 2005B-4C, Rev., VRDO, LOC : US Bank NA, 1.60%, 3/3/2025 (a)	3,000	3,000
Series 2005 B-2A, Rev., VRDO, LOC : State Street Bank & Trust Co., 1.77%, 3/7/2025 (a)	46,950	46,950
Trust for Cultural Resources of The City of New York, American Museum of Natural History Series 2014 B-1, Rev., VRDO, 1.90%, 11/3/2025 (a)	5,225	5,225
Trust for Cultural Resources of The City of New York, The Museum of Modern Art
Series 2006A-1, Rev., VRDO, 1.80%, 3/7/2025 (a)	40,000	40,000
Series 2006A-2, Rev., VRDO, 1.80%, 3/7/2025 (a)	20,085	20,085
Union Springs Central School District, GO, BAN, 4.50%, 7/24/2025	4,410	4,422
Village of Fairport, GO, BAN, 3.50%, 5/30/2025	1,000	1,001
Village of Freeport
Series 2024 D, GO, BAN, 4.00%, 10/17/2025	9,500	9,551
Series 2025 A, GO, BAN, 3.75%, 2/27/2026	1,713	1,723
Village of Hamburg, GO, BAN, 4.00%, 9/18/2025	2,000	2,006
Village of Haverstraw Series 2024 A, GO, BAN, 4.00%, 9/12/2025	2,245	2,253
Village of Highland Falls
Series 2024 B, GO, BAN, 4.00%, 3/12/2025	3,615	3,615
Series 2024 A, GO, BAN, 4.00%, 3/11/2026 (b)	4,375	4,417
INVESTMENTS ††	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — continued
Village of Lake Success Series 2024 B, GO, BAN, 3.75%, 10/29/2025	2,090	2,097
Village of New Paltz Series 2024 C, GO, BAN, 4.00%, 9/12/2025	3,855	3,869
Village of Pelham, GO, BAN, 4.00%, 2/13/2026	2,241	2,262
Village of Penn Yan, GO, BAN, 4.50%, 7/17/2025	2,268	2,273
Village of Scotia, GO, BAN, 4.50%, 6/27/2025	5,000	5,011
Weedsport Central School District, GO, BAN, 4.50%, 7/17/2025	4,576	4,588
West Babylon Union Free School District Series 2024 C, GO, BAN, 4.00%, 7/2/2025	1,750	1,754
West Irondequoit Central School District, GO, BAN, 3.75%, 6/24/2025	3,500	3,507
Whitehall Central School District, GO, BAN, 4.50%, 6/27/2025	1,930	1,934
Williamson Central School District, GO, BAN, 3.75%, 6/26/2025	4,895	4,905
Wilson Central School District, GO, BAN, 4.50%, 6/25/2025	3,200	3,207
Total New York		1,713,589
Total Municipal Bonds (Cost $1,713,589)		1,713,589
	SHARES (000)
Variable Rate Demand Preferred Shares — 10.0%
New York — 10.0%
BlackRock MuniHoldings New York Quality Fund, Inc. Series W-7-2436, LIQ : Bank of America NA, 2.00%, 3/7/2025#	40,000	40,000
Nuveen New York AMT - Free Quality Municipal Income Fund
Series 1, LIQ : Societe Generale, 1.91%, 3/7/2025# (c)	18,600	18,600
Series 2, LIQ : Royal Bank of Canada, 1.91%, 3/7/2025# (c)	26,800	26,800
Series 3, LIQ : Sumitomo Mitsui Banking Corp., 1.91%, 3/7/2025# (c)	43,200	43,200
Series 5, LIQ : TD Bank NA, 1.91%, 3/7/2025# (c)	40,000	40,000
Nuveen New York Quality Municipal Income Fund Series 1-PFD, LIQ : TD Bank NA, 2.02%, 3/7/2025# (c)	20,500	20,500
Total Variable Rate Demand Preferred Shares (Cost $189,100)		189,100
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	89

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS ††	SHARES (000)	VALUE ($000)
Total Investments — 100.6% (Cost $1,902,689) *		1,902,689
Liabilities in Excess of Other Assets — (0.6)%		(10,794)
NET ASSETS — 100.0%		1,891,895

Percentages indicated are based on net assets.

Abbreviations
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

††	The date shown represents the earliest of the next put date, next demand date or final maturity date.
#	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of February 28, 2025.
*	The cost of securities is substantially the same for federal income tax purposes.
(a)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Money Market Funds	February 28, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$62,140,298	$1,975,887
Repurchase agreements, at value	23,701,000	—
Cash	2,710,230	—
Receivables:
Investment securities sold	—	1,690
Investment securities sold — delayed delivery securities	—	100
Interest from non-affiliates	178,209	6,456
Total Assets	88,729,737	1,984,133
LIABILITIES:
Payables:
Due to custodian	—	12
Distributions	188,006	2,986
Investment securities purchased	549,626	4,900
Accrued liabilities:
Investment advisory fees	5,390	84
Administration fees	2,116	24
Distribution fees	1	—
Service fees	4,158	23
Custodian and accounting fees	301	30
Trustees’ and Chief Compliance Officer’s fees	7	1
Other	351	66
Total Liabilities	749,956	8,126
Net Assets	$87,979,781	$1,976,007
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	91

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
NET ASSETS:
Paid-in-Capital	$87,974,150	$1,976,001
Total distributable earnings (loss)	5,631	6
Total Net Assets	$87,979,781	$1,976,007
Net Assets:
Academy	$1,048,990	$—
Agency	2,764,683	67,838
Capital	44,855,575	342,671
Empower	598,550	—
IM	17,197,596	1,265,816
Institutional Class	17,822,266	299,682
Morgan	721,023	—
Premier	2,968,154	—
Reserve	2,944	—
Total	$87,979,781	$1,976,007
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	1,048,723	—
Agency	2,761,958	67,825
Capital	44,840,276	342,585
Empower	598,373	—
IM	17,191,400	1,265,706
Institutional Class	17,815,167	299,635
Morgan	719,921	—
Premier	2,966,647	—
Reserve	2,942	—
Net Asset Value offering and redemption price per share
Academy	$1.0003	$—
Agency	1.0010	1.0002
Capital	1.0003	1.0003
Empower	1.0003	—
IM	1.0004	1.0001
Institutional Class	1.0004	1.0002
Morgan	1.0015	—
Premier	1.0005	—
Reserve	1.0007	—
Cost of investments in non-affiliates	$62,128,608	$1,975,887
Cost of repurchase agreements	23,701,000	—
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$56,852,356	$229,385	$166,607,839
Repurchase agreements, at value	17,350,000	1,128,497	132,546,410
Cash	2,545,772	9	6,987,781
Receivables:
Fund shares sold	21	—	—
Interest from non-affiliates	177,134	614	511,170
Total Assets	76,925,283	1,358,505	306,653,200
LIABILITIES:
Payables:
Distributions	85,962	3,315	572,559
Investment securities purchased	549,705	—	1,550,000
Accrued liabilities:
Investment advisory fees	4,616	18	18,122
Administration fees	1,812	—	7,269
Distribution fees	689	—	1,236
Service fees	11,135	—	19,476
Custodian and accounting fees	249	20	762
Trustees’ and Chief Compliance Officer’s fees	4	— (a)	64
Other	4,011	52	7,081
Total Liabilities	658,183	3,405	2,176,569
Net Assets	$76,267,100	$1,355,100	$304,476,631

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	93

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
NET ASSETS:
Paid-in-Capital	$76,267,108	$1,355,084	$304,547,329
Total distributable earnings (loss)	(8)	16	(70,698)
Total Net Assets	$76,267,100	$1,355,100	$304,476,631
Net Assets:
Academy	$—	$—	$6,517,448
Agency	4,526,502	—	16,040,283
Agency SL	—	1,355,100	—
Capital	18,445,351	—	182,085,385
Empower	—	—	9,398,144
IM	—	—	11,457,218
Institutional Class	11,374,169	—	44,065,112
Investor	10,380	—	3,556,639
Morgan	9,061,560	—	14,753,566
Premier	32,834,680	—	16,363,800
Reserve	14,458	—	31,619
Service	—	—	207,417
Total	$76,267,100	$1,355,100	$304,476,631
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	—	—	6,518,960
Agency	4,526,492	—	16,044,008
Agency SL	—	1,355,114	—
Capital	18,445,311	—	182,127,645
Empower	—	—	9,400,324
IM	—	—	11,459,881
Institutional Class	11,374,145	—	44,075,343
Investor	10,379	—	3,557,464
Morgan	9,061,541	—	14,756,993
Premier	32,834,609	—	16,367,599
Reserve	14,458	—	31,626
Service	—	—	207,465
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$56,852,356	$229,385	$166,607,839
Cost of repurchase agreements	17,350,000	1,128,497	132,546,410
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$24,007,513	$8,753,470	$250,306,984
Repurchase agreements, at value	21,605,616	—	—
Cash	1,400,000	349,890	7,057,981
Receivables:
Interest from non-affiliates	71,331	8,071	130,045
Total Assets	47,084,460	9,111,431	257,495,010
LIABILITIES:
Payables:
Distributions	90,295	14,882	594,911
Investment securities purchased	—	496,565	13,617,462
Accrued liabilities:
Investment advisory fees	2,957	523	14,535
Administration fees	1,161	205	5,832
Distribution fees	436	27	739
Service fees	3,797	961	16,083
Custodian and accounting fees	103	26	636
Trustees’ and Chief Compliance Officer’s fees	2	— (a)	39
Other	1,527	235	8,327
Total Liabilities	100,278	513,424	14,258,564
Net Assets	$46,984,182	$8,598,007	$243,236,446

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	95

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
NET ASSETS:
Paid-in-Capital	$46,985,219	$8,597,955	$243,238,824
Total distributable earnings (loss)	(1,037)	52	(2,378)
Total Net Assets	$46,984,182	$8,598,007	$243,236,446
Net Assets:
Academy	$782,572	$—	$30,106
Agency	3,093,782	611,145	16,496,183
Capital	19,199,227	—	128,683,730
Empower	123,889	—	1,074,915
IM	304,355	—	103,316
Institutional Class	13,437,078	5,247,575	68,101,333
Investor	15,511	—	—
Morgan	4,304,404	356,443	6,859,226
Premier	5,187,580	2,382,844	20,769,262
Reserve	535,784	—	1,118,375
Total	$46,984,182	$8,598,007	$243,236,446
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Academy	782,589	—	30,106
Agency	3,093,850	611,141	16,496,338
Capital	19,199,652	—	128,684,940
Empower	123,891	—	1,074,925
IM	304,362	—	103,317
Institutional Class	13,437,375	5,247,538	68,101,973
Investor	15,512	—	—
Morgan	4,304,500	356,440	6,859,291
Premier	5,187,695	2,382,828	20,769,457
Reserve	535,796	—	1,118,386
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$24,007,513	$8,753,470	$250,306,984
Cost of repurchase agreements	21,605,616	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
ASSETS:
Investments in non-affiliates, at value	$11,452,458	$2,418,786	$315,683	$1,902,689
Cash	3	19	5	—
Receivables:
Due from custodian	13,460	—	—	—
Investment securities sold	—	—	900	8,528
Investment securities sold — delayed delivery securities	580	5	—	305
Interest from non-affiliates	49,675	13,314	1,452	15,203
Total Assets	11,516,176	2,432,124	318,040	1,926,725
LIABILITIES:
Payables:
Due to custodian	—	—	—	8,521
Distributions	18,560	1,397	402	3,476
Investment securities purchased	38,864	16,400	—	13,947
Investment securities purchased — delayed delivery securities	36,218	11,551	—	8,452
Accrued liabilities:
Investment advisory fees	706	112	16	119
Administration fees	277	35	5	47
Distribution fees	116	9	2	4
Service fees	994	252	36	190
Custodian and accounting fees	44	15	10	15
Trustees’ and Chief Compliance Officer’s fees	— (a)	— (a)	— (a)	—
Other	261	190	52	59
Total Liabilities	96,040	29,961	523	34,830
Net Assets	$11,420,136	$2,402,163	$317,517	$1,891,895

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	97

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)
	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
NET ASSETS:
Paid-in-Capital	$11,420,227	$2,402,157	$317,531	$1,891,920
Total distributable earnings (loss)	(91)	6	(14)	(25)
Total Net Assets	$11,420,136	$2,402,163	$317,517	$1,891,895
Net Assets:
Agency	$346,720	$172,457	$26,298	$206,094
Institutional Class	9,073,540	1,494,076	184,291	1,349,262
Morgan	81,974	87,660	4,357	45,367
Premier	1,355,965	643,880	99,422	289,122
Reserve	561,937	—	—	1,357
Service	—	4,090	3,149	693
Total	$11,420,136	$2,402,163	$317,517	$1,891,895
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Agency	346,705	172,446	26,290	206,092
Institutional Class	9,073,165	1,493,979	184,233	1,349,250
Morgan	81,970	87,654	4,356	45,367
Premier	1,355,909	643,838	99,392	289,120
Reserve	561,914	—	—	1,357
Service	—	4,090	3,148	693
Net Asset Value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00
Cost of investments in non-affiliates	$11,452,458	$2,418,786	$315,683	$1,902,689
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Money Market Funds	February 28, 2025

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025
(Amounts in thousands)

	JPMorgan Prime Money Market Fund	JPMorgan Institutional Tax Free Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$4,288,649	$54,915
Interest income from affiliates	62,813	33
Total investment income	4,351,462	54,948
EXPENSES:
Investment advisory fees	67,213	1,391
Administration fees	28,959	600
Distribution fees (See Note 4)	7	—
Service fees (See Note 4)	60,793	672
Custodian and accounting fees	1,940	166
Interest expense to affiliates	— (a)	5
Professional fees	469	58
Trustees’ and Chief Compliance Officer’s fees	290	31
Printing and mailing costs	75	38
Registration and filing fees	1,364	81
Transfer agency fees (See Note 2.F.)	1,738	131
Other	753	55
Total expenses	163,601	3,228
Less fees waived	(6,267)	(274)
Less expense reimbursements	(19)	—
Net expenses	157,315	2,954
Net investment income (loss)	4,194,147	51,994
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	153	11
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(2,807)	(18)
Net realized/unrealized gains (losses)	(2,654)	(7)
Change in net assets resulting from operations	$4,191,493	$51,987

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	99

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025 (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund	JPMorgan Securities Lending Money Market Fund	JPMorgan U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,452,702	$67,940	$13,424,434
Interest income from affiliates	40,414	— (a)	277,700
Income from interfund lending (net)	269	—	—
Total investment income	3,493,385	67,940	13,702,134
EXPENSES:
Investment advisory fees	54,101	1,051	217,450
Administration fees	23,279	456	93,520
Distribution fees (See Note 4)	8,163	—	15,213
Service fees (See Note 4)	140,287	—	251,684
Custodian and accounting fees	1,539	189	3,260
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	362	58	1,234
Trustees’ and Chief Compliance Officer’s fees	234	30	907
Printing and mailing costs	936	35	1,171
Registration and filing fees	7,167	23	6,588
Transfer agency fees (See Note 2.F.)	1,099	45	3,007
Other	399	43	1,360
Total expenses	237,566	1,930	595,394
Less fees waived	(3,533)	(1,142)	(8,929)
Net expenses	234,033	788	586,465
Net investment income (loss)	3,259,352	67,152	13,115,669
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	30	134	2,573
Change in net unrealized appreciation/depreciation on investments in non-affiliates	—	(517)	—
Net realized/unrealized gains (losses)	30	(383)	2,573
Change in net assets resulting from operations	$3,259,382	$66,769	$13,118,242

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan U.S. Treasury Plus Money Market Fund	JPMorgan Federal Money Market Fund	JPMorgan 100% U.S. Treasury Securities Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$2,090,073	$380,042	$10,135,619
Interest income from affiliates	41,996	6,290	177,123
Total investment income	2,132,069	386,332	10,312,742
EXPENSES:
Investment advisory fees	33,941	6,142	164,652
Administration fees	14,599	2,643	70,744
Distribution fees (See Note 4)	5,744	331	9,287
Service fees (See Note 4)	56,301	13,050	214,691
Custodian and accounting fees	796	155	2,803
Interest expense to affiliates	— (a)	— (a)	— (a)
Professional fees	248	76	986
Trustees’ and Chief Compliance Officer’s fees	156	48	680
Printing and mailing costs	66	43	322
Registration and filing fees	1,924	451	8,783
Transfer agency fees (See Note 2.F.)	649	134	2,918
Other	381	98	820
Total expenses	114,805	23,171	476,686
Less fees waived	(2,453)	(906)	(11,331)
Net expenses	112,352	22,265	465,355
Net investment income (loss)	2,019,717	364,067	9,847,387
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	1,959	252	3,163
Change in net assets resulting from operations	$2,021,676	$364,319	$9,850,550

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	101

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025 (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund	JPMorgan Municipal Money Market Fund	JPMorgan California Municipal Money Market Fund	JPMorgan New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$350,618	$69,317	$11,654	$73,905
Interest income from affiliates	6	2	— (a)	2
Total investment income	350,624	69,319	11,654	73,907
EXPENSES:
Investment advisory fees	8,603	1,684	294	1,807
Administration fees	3,704	723	127	781
Distribution fees (See Note 4)	1,599	112	28	59
Service fees (See Note 4)	14,941	3,427	645	3,228
Custodian and accounting fees	301	104	61	118
Interest expense to affiliates	68	5	1	4
Professional fees	99	61	50	58
Trustees’ and Chief Compliance Officer’s fees	58	31	26	32
Printing and mailing costs	50	149	33	45
Registration and filing fees	424	171	72	77
Transfer agency fees (See Note 2.F.)	161	31	11	51
Other	92	19	13	21
Total expenses	30,100	6,517	1,361	6,281
Less fees waived	(1,350)	(489)	(232)	(410)
Net expenses	28,750	6,028	1,129	5,871
Net investment income (loss)	321,874	63,291	10,525	68,036
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	326	59	23	85
Change in net assets resulting from operations	$322,200	$63,350	$10,548	$68,121

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Money Market Funds	February 28, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,194,147	$4,013,219	$51,994	$45,966
Net realized gain (loss)	153	(7)	11	11
Change in net unrealized appreciation/depreciation	(2,807)	3,326	(18)	187
Change in net assets resulting from operations	4,191,493	4,016,538	51,987	46,164
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(49,184)	(41,017)	—	—
Agency	(140,556)	(157,017)	(2,471)	(3,375)
Capital	(2,053,917)	(2,050,389)	(13,726)	(10,043)
Empower	(27,914)	(20,815)	—	—
IM	(741,074)	(600,853)	(26,221)	(19,915)
Institutional Class	(932,908)	(846,707)	(9,581)	(12,644)
Morgan	(111,146)	(157,477)	—	—
Premier	(137,314)	(138,092)	—	—
Reserve	(135)	(155)	—	—
Total distributions to shareholders	(4,194,148)	(4,012,522)	(51,999)	(45,977)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,676,719	16,429,263	561,386	(93,177)
NET ASSETS:
Change in net assets	1,674,064	16,433,279	561,374	(92,990)
Beginning of period	86,305,717	69,872,438	1,414,633	1,507,623
End of period	$87,979,781	$86,305,717	$1,976,007	$1,414,633
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	103

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,259,352	$2,567,414	$67,152	$142,553
Net realized gain (loss)	30	(3)	134	14
Change in net unrealized appreciation/depreciation	—	—	(517)	(171)
Change in net assets resulting from operations	3,259,382	2,567,411	66,769	142,396
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(191,544)	(186,610)	—	—
Agency SL	—	—	(67,152)	(142,554)
Capital	(799,862)	(654,790)	—	—
Institutional Class	(513,747)	(499,397)	—	—
Investor	(369)	(586)	—	—
Morgan	(372,490)	(227,995)	—	—
Premier	(1,380,628)	(996,799)	—	—
Reserve	(712)	(1,051)	—	—
Total distributions to shareholders	(3,259,352)	(2,567,228)	(67,152)	(142,554)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	14,271,968	26,516,138	(1,161,080)	444,998
NET ASSETS:
Change in net assets	14,271,998	26,516,321	(1,161,463)	444,840
Beginning of period	61,995,102	35,478,781	2,516,563	2,071,723
End of period	$76,267,100	$61,995,102	$1,355,100	$2,516,563
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$13,115,669	$12,896,935	$2,019,717	$1,877,685
Net realized gain (loss)	2,573	(12,854)	1,959	569
Change in net assets resulting from operations	13,118,242	12,884,081	2,021,676	1,878,254
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	(339,820)	(463,755)	(62,398)	(33,001)
Agency	(712,924)	(658,567)	(132,419)	(108,106)
Capital	(7,784,861)	(7,925,971)	(806,488)	(816,187)
E*Trade (a)	—	(4,451)	—	—
Empower	(417,083)	(499,817)	(3,086)	(14,087)
IM	(455,485)	(467,102)	(15,083)	(4,355)
Institutional Class	(1,998,445)	(1,826,038)	(552,602)	(510,937)
Investor	(112,497)	(102,057)	(661)	(764)
Morgan	(536,858)	(301,935)	(183,521)	(133,250)
Premier	(715,817)	(523,025)	(234,539)	(206,068)
Reserve	(32,567)	(111,156)	(28,920)	(50,409)
Service	(9,312)	(11,702)	—	—
Total distributions to shareholders	(13,115,669)	(12,895,576)	(2,019,717)	(1,877,164)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	36,980,461	71,872,794	6,016,979	13,256,216
NET ASSETS:
Change in net assets	36,983,034	71,861,299	6,018,938	13,257,306
Beginning of period	267,493,597	195,632,298	40,965,244	27,707,938
End of period	$304,476,631	$267,493,597	$46,984,182	$40,965,244

(a)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	105

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$364,067	$340,828	$9,847,387	$7,385,329
Net realized gain (loss)	252	174	3,163	3,922
Change in net assets resulting from operations	364,319	341,002	9,850,550	7,389,251
DISTRIBUTIONS TO SHAREHOLDERS:
Academy	—	—	(6,694)	(6,990)
Agency	(30,423)	(36,955)	(721,622)	(514,665)
Capital	—	—	(5,043,503)	(3,899,672)
Empower	—	—	(55,515)	(29,649)
IM	—	—	(11,877)	(6,181)
Institutional Class	(221,647)	(209,212)	(2,842,668)	(2,130,022)
Morgan	(14,736)	(10,652)	(274,488)	(175,903)
Premier	(97,261)	(83,907)	(836,573)	(558,967)
Reserve	—	—	(54,447)	(62,686)
Total distributions to shareholders	(364,067)	(340,726)	(9,847,387)	(7,384,735)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,366,364	2,604,495	59,593,804	91,644,574
NET ASSETS:
Change in net assets	1,366,616	2,604,771	59,596,967	91,649,090
Beginning of period	7,231,391	4,626,620	183,639,479	91,990,389
End of period	$8,598,007	$7,231,391	$243,236,446	$183,639,479
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$321,874	$332,553	$63,291	$50,000
Net realized gain (loss)	326	116	59	10
Change in net assets resulting from operations	322,200	332,669	63,350	50,010
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(13,731)	(18,486)	(4,477)	(4,582)
Institutional Class	(254,146)	(261,501)	(41,846)	(35,152)
Morgan	(2,035)	(1,661)	(2,244)	(1,500)
Premier	(36,260)	(32,306)	(14,652)	(8,610)
Reserve	(15,857)	(18,758)	—	—
Service	—	—	(114)	(166)
Total distributions to shareholders	(322,029)	(332,712)	(63,333)	(50,010)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,173,229	(202,649)	764,807	444,936
NET ASSETS:
Change in net assets	1,173,400	(202,692)	764,824	444,936
Beginning of period	10,246,736	10,449,428	1,637,339	1,192,403
End of period	$11,420,136	$10,246,736	$2,402,163	$1,637,339
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	107

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,525	$13,596	$68,036	$66,630
Net realized gain (loss)	23	18	85	15
Change in net assets resulting from operations	10,548	13,614	68,121	66,645
DISTRIBUTIONS TO SHAREHOLDERS:
Agency	(876)	(1,465)	(7,062)	(9,006)
Institutional Class	(6,162)	(7,398)	(49,361)	(42,359)
Morgan	(164)	(202)	(1,320)	(1,486)
Premier	(3,266)	(4,447)	(10,305)	(13,737)
Reserve	—	—	(57)	(27)
Service	(76)	(103)	(17)	(27)
Total distributions to shareholders	(10,544)	(13,615)	(68,122)	(66,642)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(89,252)	(52,287)	(429,650)	(273,832)
NET ASSETS:
Change in net assets	(89,248)	(52,288)	(429,651)	(273,829)
Beginning of period	406,765	459,053	2,321,546	2,595,375
End of period	$317,517	$406,765	$1,891,895	$2,321,546
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$4,265,641	$2,386,394	$—	$—
Distributions reinvested	40,569	34,436	—	—
Cost of shares redeemed	(4,043,308)	(2,252,674)	—	—
Change in net assets resulting from Academy capital transactions	262,902	168,156	—	—
Agency
Proceeds from shares issued	97,631,285	295,884,603	222,201	253,083
Distributions reinvested	29,423	22,774	229	65
Cost of shares redeemed	(98,176,443)	(295,395,926)	(250,695)	(265,767)
Change in net assets resulting from Agency capital transactions	(515,735)	511,451	(28,265)	(12,619)
Capital
Proceeds from shares issued	156,444,898	216,641,273	1,366,611	2,269,777
Distributions reinvested	1,065,375	1,051,982	3,449	2,789
Cost of shares redeemed	(155,448,791)	(216,515,493)	(1,234,733)	(2,464,868)
Change in net assets resulting from Capital capital transactions	2,061,482	1,177,762	135,327	(192,302)
Empower
Proceeds from shares issued	1,428,776	807,377	—	—
Distributions reinvested	24,123	20,671	—	—
Cost of shares redeemed	(1,317,599)	(719,844)	—	—
Change in net assets resulting from Empower capital transactions	135,300	108,204	—	—
IM
Proceeds from shares issued	75,400,044	72,873,752	6,912,664	6,843,471
Distributions reinvested	13,437	11,856	—	—
Cost of shares redeemed	(71,522,065)	(65,633,480)	(6,410,318)	(6,681,836)
Change in net assets resulting from IM capital transactions	3,891,416	7,252,128	502,346	161,635
Institutional Class
Proceeds from shares issued	84,234,732	87,539,072	984,498	2,536,206
Distributions reinvested	212,701	223,831	1,273	1,583
Cost of shares redeemed	(85,107,534)	(83,585,960)	(1,033,793)	(2,587,680)
Change in net assets resulting from Institutional Class capital transactions	(660,101)	4,176,943	(48,022)	(49,891)
Morgan
Proceeds from shares issued	419,376,376	698,099,448	—	—
Distributions reinvested	16,943	13,919	—	—
Cost of shares redeemed	(422,851,245)	(695,799,310)	—	—
Change in net assets resulting from Morgan capital transactions	(3,457,926)	2,314,057	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	109

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$9,740,433	$50,919,662	$—	$—
Distributions reinvested	16,246	13,133	—	—
Cost of shares redeemed	(9,796,971)	(50,212,209)	—	—
Change in net assets resulting from Premier capital transactions	(40,292)	720,586	—	—
Reserve
Proceeds from shares issued	303	133	—	—
Distributions reinvested	36	56	—	—
Cost of shares redeemed	(666)	(213)	—	—
Change in net assets resulting from Reserve capital transactions	(327)	(24)	—	—
Total change in net assets resulting from capital transactions	$1,676,719	$16,429,263	$561,386	$(93,177)
SHARE TRANSACTIONS:
Academy
Issued	4,264,697	2,385,668	—	—
Reinvested	40,556	34,423	—	—
Redeemed	(4,042,328)	(2,252,187)	—	—
Change in Academy Shares	262,925	167,904	—	—
Agency
Issued	97,549,387	295,647,792	222,164	253,041
Reinvested	29,395	22,756	229	65
Redeemed	(98,093,846)	(295,158,035)	(250,653)	(265,715)
Change in Agency Shares	(515,064)	512,513	(28,260)	(12,609)
Capital
Issued	156,396,848	216,577,611	1,366,334	2,269,186
Reinvested	1,065,013	1,051,594	3,448	2,789
Redeemed	(155,400,607)	(216,451,227)	(1,234,478)	(2,464,156)
Change in Capital Shares	2,061,254	1,177,978	135,304	(192,181)
Empower
Issued	1,428,385	807,144	—	—
Reinvested	24,115	20,665	—	—
Redeemed	(1,317,236)	(719,664)	—	—
Change in Empower Shares	135,264	108,145	—	—
IM
Issued	75,375,370	72,848,487	6,912,048	6,842,700
Reinvested	13,432	11,852	—	—
Redeemed	(71,498,784)	(65,609,997)	(6,409,739)	(6,680,990)
Change in IM Shares	3,890,018	7,250,342	502,309	161,710
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Prime Money Market Fund		JPMorgan Institutional Tax Free Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	84,205,708	87,507,917	984,322	2,535,806
Reinvested	212,622	223,738	1,273	1,583
Redeemed	(85,078,157)	(83,556,836)	(1,033,606)	(2,587,229)
Change in Institutional Class Shares	(659,827)	4,174,819	(48,011)	(49,840)
Morgan
Issued	418,885,709	697,437,581	—	—
Reinvested	16,921	13,906	—	—
Redeemed	(422,353,652)	(695,136,237)	—	—
Change in Morgan Shares	(3,451,022)	2,315,250	—	—
Premier
Issued	9,735,979	50,894,619	—	—
Reinvested	16,237	13,126	—	—
Redeemed	(9,792,434)	(50,187,209)	—	—
Change in Premier Shares	(40,218)	720,536	—	—
Reserve
Issued	303	134	—	—
Reinvested	36	55	—	—
Redeemed	(665)	(213)	—	—
Change in Reserve Shares	(326)	(24)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	111

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$7,886,576	$7,992,894	$—	$—
Distributions reinvested	40,054	28,283	—	—
Cost of shares redeemed	(7,279,060)	(7,187,518)	—	—
Change in net assets resulting from Agency capital transactions	647,570	833,659	—	—
Agency SL
Proceeds from shares issued	—	—	17,653,616	28,422,067
Cost of shares redeemed	—	—	(18,814,696)	(27,977,069)
Change in net assets resulting from Agency SL capital transactions	—	—	(1,161,080)	444,998
Capital
Proceeds from shares issued	23,329,079	23,629,340	—	—
Distributions reinvested	529,572	388,734	—	—
Cost of shares redeemed	(20,384,307)	(18,681,103)	—	—
Change in net assets resulting from Capital capital transactions	3,474,344	5,336,971	—	—
Institutional Class
Proceeds from shares issued	18,166,028	18,791,784	—	—
Distributions reinvested	67,820	51,669	—	—
Cost of shares redeemed	(17,118,218)	(16,862,930)	—	—
Change in net assets resulting from Institutional Class capital transactions	1,115,630	1,980,523	—	—
Investor
Proceeds from shares issued	11,261	26,776	—	—
Distributions reinvested	369	586	—	—
Cost of shares redeemed	(7,881)	(23,744)	—	—
Change in net assets resulting from Investor capital transactions	3,749	3,618	—	—
Morgan
Proceeds from shares issued	9,885,883	9,444,344	—	—
Distributions reinvested	371,559	227,024	—	—
Cost of shares redeemed	(8,297,722)	(4,747,128)	—	—
Change in net assets resulting from Morgan capital transactions	1,959,720	4,924,240	—	—
Premier
Proceeds from shares issued	40,352,696	37,882,075	—	—
Distributions reinvested	1,083,614	713,592	—	—
Cost of shares redeemed	(34,361,927)	(25,147,727)	—	—
Change in net assets resulting from Premier capital transactions	7,074,383	13,447,940	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Reserve
Proceeds from shares issued	$2,604	$2,480	$—	$—
Distributions reinvested	706	1,038	—	—
Cost of shares redeemed	(6,738)	(14,331)	—	—
Change in net assets resulting from Reserve capital transactions	(3,428)	(10,813)	—	—
Total change in net assets resulting from capital transactions	$14,271,968	$26,516,138	$(1,161,080)	$444,998
SHARE TRANSACTIONS:
Agency
Issued	7,886,573	7,992,890	—	—
Reinvested	40,054	28,283	—	—
Redeemed	(7,279,056)	(7,187,514)	—	—
Change in Agency Shares	647,571	833,659	—	—
Agency SL
Issued	—	—	17,652,978	28,415,276
Redeemed	—	—	(18,813,765)	(27,970,198)
Change in Agency SL Shares	—	—	(1,160,787)	445,078
Capital
Issued	23,329,068	23,629,333	—	—
Reinvested	529,572	388,734	—	—
Redeemed	(20,384,296)	(18,681,096)	—	—
Change in Capital Shares	3,474,344	5,336,971	—	—
Institutional Class
Issued	18,166,021	18,791,777	—	—
Reinvested	67,820	51,669	—	—
Redeemed	(17,118,209)	(16,862,922)	—	—
Change in Institutional Class Shares	1,115,632	1,980,524	—	—
Investor
Issued	11,260	26,776	—	—
Reinvested	369	586	—	—
Redeemed	(7,881)	(23,744)	—	—
Change in Investor Shares	3,748	3,618	—	—
Morgan
Issued	9,885,879	9,444,341	—	—
Reinvested	371,559	227,024	—	—
Redeemed	(8,297,720)	(4,747,126)	—	—
Change in Morgan Shares	1,959,718	4,924,239	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	113

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Liquid Assets Money Market Fund		JPMorgan Securities Lending Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Premier
Issued	40,352,688	37,882,069	—	—
Reinvested	1,083,614	713,592	—	—
Redeemed	(34,361,920)	(25,147,719)	—	—
Change in Premier Shares	7,074,382	13,447,942	—	—
Reserve
Issued	2,603	2,480	—	—
Reinvested	706	1,038	—	—
Redeemed	(6,738)	(14,331)	—	—
Change in Reserve Shares	(3,429)	(10,813)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$61,046,148	$53,182,585	$17,905,787	$4,301,007
Distributions reinvested	157,422	215,598	59,483	32,980
Cost of shares redeemed	(62,216,187)	(50,135,319)	(19,307,492)	(2,362,775)
Change in net assets resulting from Academy capital transactions	(1,012,617)	3,262,864	(1,342,222)	1,971,212
Agency
Proceeds from shares issued	1,712,446,960	1,661,966,769	175,686,074	176,699,617
Distributions reinvested	165,059	125,107	19,074	17,483
Cost of shares redeemed	(1,711,656,218)	(1,657,105,730)	(175,226,380)	(175,847,545)
Change in net assets resulting from Agency capital transactions	955,801	4,986,146	478,768	869,555
Capital
Proceeds from shares issued	1,852,220,667	1,584,656,969	157,502,521	158,317,393
Distributions reinvested	3,481,197	3,619,986	330,848	329,533
Cost of shares redeemed	(1,834,572,783)	(1,547,126,266)	(153,234,273)	(156,214,766)
Change in net assets resulting from Capital capital transactions	21,129,081	41,150,689	4,599,096	2,432,160
E*Trade (a)
Proceeds from shares issued	—	56,905	—	—
Distributions reinvested	—	4,451	—	—
Cost of shares redeemed	—	(346,123)	—	—
Change in net assets resulting from E*Trade capital transactions	—	(284,767)	—	—
Empower
Proceeds from shares issued	87,842,085	35,751,425	91,547	159,483
Distributions reinvested	223,759	235,331	3,086	7,874
Cost of shares redeemed	(86,467,411)	(33,580,802)	(33,830)	(1,311,109)
Change in net assets resulting from Empower capital transactions	1,598,433	2,405,954	60,803	(1,143,752)
IM
Proceeds from shares issued	62,858,680	70,097,315	2,642,708	1,173,416
Distributions reinvested	32,156	25,622	8,704	1,543
Cost of shares redeemed	(59,882,710)	(71,130,784)	(2,525,509)	(996,669)
Change in net assets resulting from IM capital transactions	3,008,126	(1,007,847)	125,903	178,290

(a)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	115

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Institutional Class
Proceeds from shares issued	$463,031,247	$357,149,246	$77,894,986	$59,665,877
Distributions reinvested	674,386	691,115	201,789	187,074
Cost of shares redeemed	(460,848,083)	(346,296,173)	(76,386,283)	(56,350,012)
Change in net assets resulting from Institutional Class capital transactions	2,857,550	11,544,188	1,710,492	3,502,939
Investor
Proceeds from shares issued	4,352,060	3,023,025	121,588	76,309
Distributions reinvested	112,497	102,056	217	13
Cost of shares redeemed	(2,964,116)	(3,475,491)	(122,274)	(76,317)
Change in net assets resulting from Investor capital transactions	1,500,441	(350,410)	(469)	5
Morgan
Proceeds from shares issued	2,167,302,318	1,022,471,820	801,602,312	579,733,212
Distributions reinvested	133,781	97,810	24,731	17,625
Cost of shares redeemed	(2,160,497,945)	(1,018,781,449)	(800,918,939)	(577,265,567)
Change in net assets resulting from Morgan capital transactions	6,938,154	3,788,181	708,104	2,485,270
Premier
Proceeds from shares issued	220,322,944	253,499,288	11,094,761	44,055,414
Distributions reinvested	222,695	152,804	156,710	118,435
Cost of shares redeemed	(217,685,033)	(246,692,623)	(10,878,180)	(42,019,916)
Change in net assets resulting from Premier capital transactions	2,860,606	6,959,469	373,291	2,153,933
Reserve
Proceeds from shares issued	2,580,243	10,589,527	1,573,527	4,275,534
Distributions reinvested	25,631	111,156	27,432	50,409
Cost of shares redeemed	(5,420,379)	(11,205,388)	(2,297,746)	(3,519,339)
Change in net assets resulting from Reserve capital transactions	(2,814,505)	(504,705)	(696,787)	806,604
Service
Proceeds from shares issued	34,316	31,883	—	—
Distributions reinvested	9,312	11,702	—	—
Cost of shares redeemed	(84,237)	(120,553)	—	—
Change in net assets resulting from Service capital transactions	(40,609)	(76,968)	—	—
Total change in net assets resulting from capital transactions	$36,980,461	$71,872,794	$6,016,979	$13,256,216
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS:
Academy
Issued	61,035,666	53,173,837	17,904,800	4,300,801
Reinvested	157,422	215,598	59,483	32,980
Redeemed	(62,206,183)	(50,126,098)	(19,306,593)	(2,362,406)
Change in Academy Shares	(1,013,095)	3,263,337	(1,342,310)	1,971,375
Agency
Issued	1,712,439,269	1,661,959,717	175,685,512	176,698,914
Reinvested	165,059	125,107	19,074	17,483
Redeemed	(1,711,648,798)	(1,657,098,046)	(175,225,810)	(175,846,802)
Change in Agency Shares	955,530	4,986,778	478,776	869,595
Capital
Issued	1,852,197,306	1,584,628,294	157,500,974	158,315,189
Reinvested	3,481,197	3,619,986	330,848	329,533
Redeemed	(1,834,549,709)	(1,547,099,381)	(153,232,616)	(156,212,915)
Change in Capital Shares	21,128,794	41,148,899	4,599,206	2,431,807
E*Trade (a)
Issued	—	56,777	—	—
Reinvested	—	4,451	—	—
Redeemed	—	(346,107)	—	—
Change in E*Trade Shares	—	(284,879)	—	—
Empower
Issued	87,836,261	35,745,737	91,539	159,272
Reinvested	223,759	235,331	3,086	7,874
Redeemed	(86,461,462)	(33,575,118)	(33,822)	(1,311,080)
Change in Empower Shares	1,598,558	2,405,950	60,803	(1,143,934)
IM
Issued	62,851,655	70,089,684	2,642,628	1,173,360
Reinvested	32,156	25,622	8,704	1,543
Redeemed	(59,875,252)	(71,124,321)	(2,525,420)	(996,595)
Change in IM Shares	3,008,559	(1,009,015)	125,912	178,308
Institutional Class
Issued	463,014,923	357,132,341	77,893,831	59,664,393
Reinvested	674,386	691,115	201,789	187,074
Redeemed	(460,832,438)	(346,279,006)	(76,385,137)	(56,348,563)
Change in Institutional Class Shares	2,856,871	11,544,450	1,710,483	3,502,904

(a)
Liquidated on September 29, 2023 for JPMorgan U.S. Government Money Market Fund.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	117

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan U.S. Government Money Market Fund		JPMorgan U.S. Treasury Plus Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Investor
Issued	4,351,087	3,021,825	121,579	76,300
Reinvested	112,498	102,056	217	13
Redeemed	(2,962,852)	(3,474,643)	(122,265)	(76,310)
Change in Investor Shares	1,500,733	(350,762)	(469)	3
Morgan
Issued	2,167,298,911	1,022,469,432	801,601,832	579,732,855
Reinvested	133,781	97,810	24,731	17,625
Redeemed	(2,160,493,130)	(1,018,778,095)	(800,918,436)	(577,264,992)
Change in Morgan Shares	6,939,562	3,789,147	708,127	2,485,488
Premier
Issued	220,311,023	253,489,834	11,094,343	44,054,893
Reinvested	222,695	152,804	156,710	118,435
Redeemed	(217,672,868)	(246,681,610)	(10,877,764)	(42,019,323)
Change in Premier Shares	2,860,850	6,961,028	373,289	2,154,005
Reserve
Issued	2,578,704	10,586,434	1,573,371	4,275,272
Reinvested	25,631	111,156	27,432	50,409
Redeemed	(5,419,609)	(11,202,705)	(2,297,641)	(3,519,016)
Change in Reserve Shares	(2,815,274)	(505,115)	(696,838)	806,665
Service
Issued	34,254	31,773	—	—
Reinvested	9,311	11,702	—	—
Redeemed	(84,193)	(120,499)	—	—
Change in Service Shares	(40,628)	(77,024)	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Academy
Proceeds from shares issued	$—	$—	$1,759,824	$1,897,566
Distributions reinvested	—	—	2,130	1,131
Cost of shares redeemed	—	—	(1,880,976)	(1,849,845)
Change in net assets resulting from Academy capital transactions	—	—	(119,022)	48,852
Agency
Proceeds from shares issued	955,379	1,871,805	743,236,777	543,072,314
Distributions reinvested	3,822	3,904	124,721	76,111
Cost of shares redeemed	(1,082,617)	(1,559,142)	(740,539,127)	(535,003,508)
Change in net assets resulting from Agency capital transactions	(123,416)	316,567	2,822,371	8,144,917
Capital
Proceeds from shares issued	—	—	386,692,990	319,156,380
Distributions reinvested	—	—	1,370,815	1,132,066
Cost of shares redeemed	—	—	(354,532,681)	(272,771,512)
Change in net assets resulting from Capital capital transactions	—	—	33,531,124	47,516,934
Empower
Proceeds from shares issued	—	—	1,056,799	1,374,255
Distributions reinvested	—	—	53,902	28,255
Cost of shares redeemed	—	—	(1,119,645)	(537,637)
Change in net assets resulting from Empower capital transactions	—	—	(8,944)	864,873
IM
Proceeds from shares issued	—	—	1,365,423	981,799
Distributions reinvested	—	—	11,772	6,050
Cost of shares redeemed	—	—	(1,512,648)	(787,349)
Change in net assets resulting from IM capital transactions	—	—	(135,453)	200,500
Institutional Class
Proceeds from shares issued	10,715,397	13,122,550	202,296,469	174,809,583
Distributions reinvested	80,633	73,423	411,050	298,551
Cost of shares redeemed	(9,823,619)	(11,992,099)	(185,430,970)	(153,251,390)
Change in net assets resulting from Institutional Class capital transactions	972,411	1,203,874	17,276,549	21,856,744
Morgan
Proceeds from shares issued	470,008	382,861	1,043,256,192	508,437,863
Distributions reinvested	14,656	10,601	68,900	64,287
Cost of shares redeemed	(417,408)	(239,609)	(1,041,039,804)	(506,257,571)
Change in net assets resulting from Morgan capital transactions	67,256	153,853	2,285,288	2,244,579
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	119

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Premier
Proceeds from shares issued	$2,946,797	$3,779,119	$62,813,558	$68,495,850
Distributions reinvested	66,382	47,562	357,625	194,388
Cost of shares redeemed	(2,563,066)	(2,896,480)	(58,749,375)	(58,099,193)
Change in net assets resulting from Premier capital transactions	450,113	930,201	4,421,808	10,591,045
Reserve
Proceeds from shares issued	—	—	6,845,722	8,792,710
Distributions reinvested	—	—	1,398	1,874
Cost of shares redeemed	—	—	(7,327,037)	(8,618,454)
Change in net assets resulting from Reserve capital transactions	—	—	(479,917)	176,130
Total change in net assets resulting from capital transactions	$1,366,364	$2,604,495	$59,593,804	$91,644,574
SHARE TRANSACTIONS:
Academy
Issued	—	—	1,759,787	1,897,487
Reinvested	—	—	2,130	1,131
Redeemed	—	—	(1,880,942)	(1,849,770)
Change in Academy Shares	—	—	(119,025)	48,848
Agency
Issued	955,366	1,871,771	743,236,493	543,072,044
Reinvested	3,822	3,904	124,721	76,111
Redeemed	(1,082,608)	(1,559,104)	(740,538,862)	(535,003,061)
Change in Agency Shares	(123,420)	316,571	2,822,352	8,145,094
Capital
Issued	—	—	386,692,251	319,155,071
Reinvested	—	—	1,370,815	1,132,066
Redeemed	—	—	(354,531,945)	(272,770,417)
Change in Capital Shares	—	—	33,531,121	47,516,720
Empower
Issued	—	—	1,056,773	1,374,231
Reinvested	—	—	53,902	28,255
Redeemed	—	—	(1,119,624)	(537,589)
Change in Empower Shares	—	—	(8,949)	864,897
IM
Issued	—	—	1,365,394	981,772
Reinvested	—	—	11,772	6,050
Redeemed	—	—	(1,512,622)	(787,317)
Change in IM Shares	—	—	(135,456)	200,505
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Federal Money Market Fund		JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Institutional Class
Issued	10,715,364	13,122,431	202,295,931	174,808,458
Reinvested	80,633	73,423	411,050	298,551
Redeemed	(9,823,586)	(11,992,027)	(185,430,394)	(153,250,468)
Change in Institutional Class Shares	972,411	1,203,827	17,276,587	21,856,541
Morgan
Issued	470,005	382,848	1,043,256,067	508,437,689
Reinvested	14,656	10,601	68,900	64,287
Redeemed	(417,404)	(239,600)	(1,041,039,656)	(506,257,396)
Change in Morgan Shares	67,257	153,849	2,285,311	2,244,580
Premier
Issued	2,946,775	3,779,072	62,813,337	68,495,662
Reinvested	66,382	47,562	357,625	194,388
Redeemed	(2,563,042)	(2,896,386)	(58,749,165)	(58,098,710)
Change in Premier Shares	450,115	930,248	4,421,797	10,591,340
Reserve
Issued	—	—	6,845,658	8,792,543
Reinvested	—	—	1,398	1,874
Redeemed	—	—	(7,326,992)	(8,618,367)
Change in Reserve Shares	—	—	(479,936)	176,050
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$607,319	$994,523	$296,993	$498,975
Distributions reinvested	1,502	2,520	1,388	2,072
Cost of shares redeemed	(804,635)	(1,036,175)	(291,291)	(489,730)
Change in net assets resulting from Agency capital transactions	(195,814)	(39,132)	7,090	11,317
Institutional Class
Proceeds from shares issued	28,260,117	27,621,587	15,788,017	11,701,694
Distributions reinvested	19,250	19,140	26,872	20,418
Cost of shares redeemed	(26,975,097)	(28,062,061)	(15,374,815)	(11,504,233)
Change in net assets resulting from Institutional Class capital transactions	1,304,270	(421,334)	440,074	217,879
Morgan
Proceeds from shares issued	102,652	85,243	96,810	77,978
Distributions reinvested	2,013	1,643	2,200	1,497
Cost of shares redeemed	(90,790)	(62,458)	(78,134)	(49,311)
Change in net assets resulting from Morgan capital transactions	13,875	24,428	20,876	30,164
Premier
Proceeds from shares issued	1,810,511	2,088,920	1,002,950	738,365
Distributions reinvested	17,114	8,160	10,457	4,802
Cost of shares redeemed	(1,691,942)	(1,748,572)	(714,818)	(554,707)
Change in net assets resulting from Premier capital transactions	135,683	348,508	298,589	188,460
Reserve
Proceeds from shares issued	6,433,216	6,739,751	—	—
Distributions reinvested	933	931	—	—
Cost of shares redeemed	(6,518,934)	(6,855,801)	—	—
Change in net assets resulting from Reserve capital transactions	(84,785)	(115,119)	—	—
Service
Proceeds from shares issued	—	—	131	3
Distributions reinvested	—	—	114	166
Cost of shares redeemed	—	—	(2,067)	(3,053)
Change in net assets resulting from Service capital transactions	—	—	(1,822)	(2,884)
Total change in net assets resulting from capital transactions	$1,173,229	$(202,649)	$764,807	$444,936
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan Tax Free Money Market Fund		JPMorgan Municipal Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS:
Agency
Issued	607,298	994,493	296,970	498,938
Reinvested	1,502	2,520	1,388	2,072
Redeemed	(804,607)	(1,036,149)	(291,263)	(489,687)
Change in Agency Shares	(195,807)	(39,136)	7,095	11,323
Institutional Class
Issued	28,259,985	27,621,484	15,787,948	11,701,634
Reinvested	19,250	19,140	26,872	20,418
Redeemed	(26,974,978)	(28,061,951)	(15,374,741)	(11,504,169)
Change in Institutional Class Shares	1,304,257	(421,327)	440,079	217,883
Morgan
Issued	102,649	85,238	96,802	77,972
Reinvested	2,013	1,643	2,200	1,497
Redeemed	(90,787)	(62,456)	(78,126)	(49,305)
Change in Morgan Shares	13,875	24,425	20,876	30,164
Premier
Issued	1,810,459	2,088,868	1,002,896	738,322
Reinvested	17,114	8,160	10,457	4,802
Redeemed	(1,691,889)	(1,748,544)	(714,772)	(554,677)
Change in Premier Shares	135,684	348,484	298,581	188,447
Reserve
Issued	6,433,123	6,739,670	—	—
Reinvested	933	931	—	—
Redeemed	(6,518,836)	(6,855,696)	—	—
Change in Reserve Shares	(84,780)	(115,095)	—	—
Service
Issued	—	—	131	3
Reinvested	—	—	114	166
Redeemed	—	—	(2,067)	(3,052)
Change in Service Shares	—	—	(1,822)	(2,883)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Agency
Proceeds from shares issued	$87,364	$107,241	$343,649	$658,001
Distributions reinvested	146	269	149	185
Cost of shares redeemed	(90,946)	(156,034)	(411,463)	(652,732)
Change in net assets resulting from Agency capital transactions	(3,436)	(48,524)	(67,665)	5,454
Institutional Class
Proceeds from shares issued	274,321	676,036	2,481,458	3,581,545
Distributions reinvested	1,585	1,658	1,531	3,303
Cost of shares redeemed	(317,194)	(635,787)	(2,714,616)	(3,784,276)
Change in net assets resulting from Institutional Class capital transactions	(41,288)	41,907	(231,627)	(199,428)
Morgan
Proceeds from shares issued	2,500	8,394	12,385	25,946
Distributions reinvested	161	200	1,199	1,377
Cost of shares redeemed	(6,879)	(8,779)	(21,891)	(24,304)
Change in net assets resulting from Morgan capital transactions	(4,218)	(185)	(8,307)	3,019
Premier
Proceeds from shares issued	203,592	310,148	516,131	1,044,854
Distributions reinvested	650	1,023	455	584
Cost of shares redeemed	(243,476)	(354,362)	(637,861)	(1,127,320)
Change in net assets resulting from Premier capital transactions	(39,234)	(43,191)	(121,275)	(81,882)
Reserve
Proceeds from shares issued	—	—	1,936	5,008
Distributions reinvested	—	—	56	27
Cost of shares redeemed	—	—	(2,497)	(5,149)
Change in net assets resulting from Reserve capital transactions	—	—	(505)	(114)
Service
Distributions reinvested	76	103	17	27
Cost of shares redeemed	(1,152)	(2,397)	(288)	(908)
Change in net assets resulting from Service capital transactions	(1,076)	(2,294)	(271)	(881)
Total change in net assets resulting from capital transactions	$(89,252)	$(52,287)	$(429,650)	$(273,832)
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Money Market Funds	February 28, 2025

	JPMorgan California Municipal Money Market Fund		JPMorgan New York Municipal Money Market Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS:
Agency
Issued	87,335	107,231	343,646	657,998
Reinvested	146	269	149	185
Redeemed	(90,918)	(156,016)	(411,458)	(652,727)
Change in Agency Shares	(3,437)	(48,516)	(67,663)	5,456
Institutional Class
Issued	274,262	675,997	2,481,448	3,581,531
Reinvested	1,585	1,658	1,531	3,303
Redeemed	(317,138)	(635,752)	(2,714,606)	(3,784,268)
Change in Institutional Class Shares	(41,291)	41,903	(231,627)	(199,434)
Morgan
Issued	2,498	8,389	12,384	25,945
Reinvested	161	200	1,199	1,377
Redeemed	(6,876)	(8,777)	(21,890)	(24,303)
Change in Morgan Shares	(4,217)	(188)	(8,307)	3,019
Premier
Issued	203,545	310,112	516,125	1,044,848
Reinvested	650	1,023	455	584
Redeemed	(243,426)	(354,327)	(637,855)	(1,127,310)
Change in Premier Shares	(39,231)	(43,192)	(121,275)	(81,878)
Reserve
Issued	—	—	1,936	5,009
Reinvested	—	—	56	27
Redeemed	—	—	(2,497)	(5,149)
Change in Reserve Shares	—	—	(505)	(113)
Service
Reinvested	76	103	18	27
Redeemed	(1,152)	(2,396)	(290)	(908)
Change in Service Shares	(1,076)	(2,293)	(272)	(881)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund
Academy
Year Ended February 28, 2025	$1.0005	$0.0501	$(0.0002)	$0.0499	$(0.0501)	$—	$(0.0501)
Year Ended February 29, 2024	1.0006	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
Agency
Year Ended February 28, 2025	1.0009	0.0492	0.0001	0.0493	(0.0492)	—	(0.0492)
Year Ended February 29, 2024	1.0009	0.0518	— (e)	0.0518	(0.0518)	—	(0.0518)
Year Ended February 28, 2023	1.0005	0.0231	0.0004	0.0235	(0.0231)	—	(0.0231)
Year Ended February 28, 2022	1.0008	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0028	0.0001	0.0029	(0.0028)	— (e)	(0.0028)
Capital
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 29, 2024	1.0005	0.0527	(0.0001)	0.0526	(0.0527)	—	(0.0527)
Year Ended February 28, 2023	1.0003	0.0240	0.0002	0.0242	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0002)	0.0005	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0005	0.0036	— (e)	0.0036	(0.0036)	— (e)	(0.0036)
Empower
Year Ended February 28, 2025	1.0004	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 29, 2024	1.0005	0.0526	(0.0001)	0.0525	(0.0526)	—	(0.0526)
Year Ended February 28, 2023	1.0002	0.0240	0.0003	0.0243	(0.0240)	—	(0.0240)
Year Ended February 28, 2022	1.0005	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
February 23, 2021 (f) through February 28, 2021	1.0005	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Year Ended February 28, 2025	1.0005	0.0506	(0.0001)	0.0505	(0.0506)	—	(0.0506)
Year Ended February 29, 2024	1.0005	0.0532	— (e)	0.0532	(0.0532)	—	(0.0532)
Year Ended February 28, 2023	1.0003	0.0244	0.0002	0.0246	(0.0244)	—	(0.0244)
Year Ended February 28, 2022	1.0006	0.0007	(0.0003)	0.0004	(0.0007)	—	(0.0007)
Year Ended February 28, 2021	1.0006	0.0039	— (e)	0.0039	(0.0039)	— (e)	(0.0039)
Institutional Class
Year Ended February 28, 2025	1.0005	0.0497	(0.0001)	0.0496	(0.0497)	—	(0.0497)
Year Ended February 29, 2024	1.0005	0.0523	— (e)	0.0523	(0.0523)	—	(0.0523)
Year Ended February 28, 2023	1.0003	0.0237	0.0002	0.0239	(0.0237)	—	(0.0237)
Year Ended February 28, 2022	1.0005	0.0005	(0.0002)	0.0003	(0.0005)	—	(0.0005)
Year Ended February 28, 2021	1.0005	0.0033	— (e)	0.0033	(0.0033)	— (e)	(0.0033)
Morgan
Year Ended February 28, 2025	1.0011	0.0469	0.0004	0.0473	(0.0469)	—	(0.0469)
Year Ended February 29, 2024	1.0010	0.0496	0.0001	0.0497	(0.0496)	—	(0.0496)
Year Ended February 28, 2023	1.0007	0.0209	0.0003	0.0212	(0.0209)	—	(0.0209)
Year Ended February 28, 2022	1.0011	0.0001	(0.0004)	(0.0003)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0008	0.0016	0.0003	0.0019	(0.0016)	— (e)	(0.0016)
Premier
Year Ended February 28, 2025	1.0006	0.0476	(0.0001)	0.0475	(0.0476)	—	(0.0476)
Year Ended February 29, 2024	1.0007	0.0501	(0.0001)	0.0500	(0.0501)	—	(0.0501)
Year Ended February 28, 2023	1.0004	0.0214	0.0003	0.0217	(0.0214)	—	(0.0214)
Year Ended February 28, 2022	1.0007	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0006	0.0019	0.0001	0.0020	(0.0019)	— (e)	(0.0019)
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0003	5.09%	$1,048,990	0.17%(d)	4.99%	0.17%
1.0005	5.38	786,157	0.18	5.23	0.18
1.0006	2.46	618,235	0.17 (d)	2.30	0.19
1.0003	0.04	918,415	0.10 (d)	0.07	0.19
1.0006	0.36	1,011,973	0.17 (d)	0.38	0.19

1.0010	5.03	2,764,683	0.26 (d)	4.93	0.27
1.0009	5.30	3,279,975	0.26	5.19	0.28
1.0009	2.38	2,766,889	0.26 (d)	2.64	0.29
1.0005	(0.02)	1,403,993	0.16 (d)	0.01	0.29
1.0008	0.29	1,492,906	0.24 (d)	0.30	0.29

1.0003	5.12	44,855,575	0.17 (d)	4.99	0.17
1.0004	5.38	42,797,560	0.17	5.26	0.18
1.0005	2.45	41,621,459	0.17 (d)	2.43	0.19
1.0003	0.05	40,505,885	0.10 (d)	0.07	0.18
1.0005	0.36	42,867,638	0.16 (d)	0.31	0.19

1.0003	5.10	598,550	0.17 (d)	4.98	0.18
1.0004	5.38	463,298	0.18	5.28	0.18
1.0005	2.46	355,132	0.16 (d)	2.15	0.19
1.0002	0.04	564,948	0.10 (d)	0.07	0.20
1.0005	0.00 (g)	25	0.12 (d)	0.10	0.19

1.0004	5.16	17,197,596	0.12 (d)	5.03	0.12
1.0005	5.45	13,307,523	0.13	5.36	0.13
1.0005	2.48	6,054,242	0.13 (d)	2.32	0.14
1.0003	0.04	9,524,945	0.10 (d)	0.07	0.13
1.0006	0.39	7,515,957	0.13 (d)	0.35	0.14

1.0004	5.07	17,822,266	0.21 (d)	4.97	0.22
1.0005	5.36	18,483,874	0.21	5.24	0.23
1.0005	2.41	14,307,780	0.20 (d)	2.38	0.24
1.0003	0.03	14,794,803	0.12 (d)	0.05	0.23
1.0005	0.33	19,063,596	0.19 (d)	0.30	0.24

1.0015	4.82	721,023	0.48 (d)	4.94	0.48
1.0011	5.08	4,175,385	0.48	5.00	0.48
1.0010	2.14	1,857,527	0.48 (d)	2.41	0.50
1.0007	(0.03)	877,230	0.17 (d)	0.01	0.50
1.0011	0.19	1,353,316	0.38 (d)	0.22	0.50

1.0005	4.84	2,968,154	0.42 (d)	4.76	0.42
1.0006	5.12	3,008,674	0.43	5.02	0.43
1.0007	2.19	2,287,879	0.43 (d)	2.55	0.44
1.0004	(0.02)	1,007,946	0.16 (d)	0.01	0.44
1.0007	0.20	1,337,044	0.35 (d)	0.22	0.44
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Prime Money Market Fund (continued)
Reserve
Year Ended February 28, 2025	$1.0008	$0.0448	$(0.0001)	$0.0447	$(0.0448)	$—	$(0.0448)
Year Ended February 29, 2024	1.0008	0.0474	— (e)	0.0474	(0.0474)	—	(0.0474)
Year Ended February 28, 2023	1.0006	0.0192	0.0002	0.0194	(0.0192)	—	(0.0192)
Year Ended February 28, 2022	1.0009	0.0001	(0.0003)	(0.0002)	(0.0001)	—	(0.0001)
Year Ended February 28, 2021	1.0007	0.0010	0.0002	0.0012	(0.0010)	— (e)	(0.0010)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	— *	—	0.01%	0.08%	0.01%
Agency	— *	—	— *	0.10%	0.02%
Capital	— *	—	0.01%	0.08%	0.02%
Empower	0.01%	—	0.02%	0.08%	— *
IM	— *	—	— *	0.04%	0.01%
Institutional Class	— *	—	0.01%	0.09%	0.02%
Morgan	— *	—	0.02%	0.34%	0.12%
Premier	— *	—	0.01%	0.27%	0.09%
Reserve	— *	—	0.05%	0.54%	0.16%
* Amount rounds to less than 0.005%.

(e)	Amount rounds to less than $0.00005.
(f)	Commencement of offering of class of shares.
(g)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0007	4.55%	$2,944	0.69%(d)	4.49%	1.63%
1.0008	4.84	3,271	0.70	4.74	1.56
1.0008	1.96	3,295	0.65 (d)	1.97	1.14
1.0006	(0.02)	2,852	0.16 (d)	0.01	2.42
1.0009	0.12	1,084	0.53 (d)	0.33	2.00
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Institutional Tax Free Money Market Fund
Agency
Year Ended February 28, 2025	$1.0002	$0.0291	$— (b)	$0.0291	$(0.0291)	$— (b)	$(0.0291)
Year Ended February 29, 2024	1.0002	0.0310	— (b)	0.0310	(0.0310)	—	(0.0310)
Year Ended February 28, 2023	1.0003	0.0136	— (b)	0.0136	(0.0136)	(0.0001)	(0.0137)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (b)	(0.0001)
Year Ended February 28, 2021	1.0001	0.0023	0.0004	0.0027	(0.0023)	— (b)	(0.0023)
Capital
Year Ended February 28, 2025	1.0003	0.0299	— (b)	0.0299	(0.0299)	— (b)	(0.0299)
Year Ended February 29, 2024	1.0002	0.0318	0.0001	0.0319	(0.0318)	—	(0.0318)
Year Ended February 28, 2023	1.0003	0.0144	— (b)	0.0144	(0.0144)	(0.0001)	(0.0145)
Year Ended February 28, 2022	1.0006	0.0002	(0.0003)	(0.0001)	(0.0002)	— (b)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0028	0.0006	0.0034	(0.0028)	— (b)	(0.0028)
IM
Year Ended February 28, 2025	1.0001	0.0303	— (b)	0.0303	(0.0303)	— (b)	(0.0303)
Year Ended February 29, 2024	1.0002	0.0321	(0.0001)	0.0320	(0.0321)	—	(0.0321)
Year Ended February 28, 2023	1.0003	0.0147	— (b)	0.0147	(0.0147)	(0.0001)	(0.0148)
Year Ended February 28, 2022	1.0005	0.0002	(0.0002)	— (b)	(0.0002)	— (b)	(0.0002)
Year Ended February 28, 2021	1.0000	0.0030	0.0005	0.0035	(0.0030)	— (b)	(0.0030)
Institutional Class
Year Ended February 28, 2025	1.0002	0.0296	— (b)	0.0296	(0.0296)	— (b)	(0.0296)
Year Ended February 29, 2024	1.0002	0.0315	— (b)	0.0315	(0.0315)	—	(0.0315)
Year Ended February 28, 2023	1.0003	0.0141	— (b)	0.0141	(0.0141)	(0.0001)	(0.0142)
Year Ended February 28, 2022	1.0005	0.0001	(0.0002)	(0.0001)	(0.0001)	— (b)	(0.0001)
Year Ended February 28, 2021	1.0000	0.0026	0.0005	0.0031	(0.0026)	— (b)	(0.0026)

(a)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(b)	Amount rounds to less than $0.00005.
(c)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	— *	0.16%	0.02%
Capital	—	—	— *	0.09%	— *
IM	—	—	—	0.07%	0.01%
Institutional Class	—	—	— *	0.12%	0.01%
* Amount rounds to less than 0.005%.

(d)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.0002	2.94%	$67,838	0.26%	2.94%	0.32%
1.0002	3.14	96,104	0.26	3.10	0.32
1.0002	1.36	108,719	0.26 (c)	1.81	0.35
1.0003	(0.01)	17,084	0.11 (c)	0.01	0.44
1.0005	0.27	23,163	0.24 (c)	0.25	0.36

1.0003	3.03	342,671	0.18	3.03	0.19
1.0003	3.24	207,333	0.18	3.16	0.21
1.0002	1.44	399,560	0.18 (c)	1.78	0.21
1.0003	(0.01)	182,500	0.09 (c)	0.02	0.22
1.0006	0.34	37,889	0.18 (c)	0.41	0.22

1.0001	3.07	1,265,816	0.14	2.96	0.14
1.0001	3.25	763,488	0.15	3.18	0.15
1.0002	1.47	601,785	0.15	1.36	0.15
1.0003	0.00 (d)	723,312	0.08 (c)	0.02	0.15
1.0005	0.35	665,960	0.15 (c)	0.18	0.16

1.0002	3.00	299,682	0.21	2.99	0.25
1.0002	3.20	347,708	0.21	3.15	0.25
1.0002	1.41	397,559	0.21 (c)	1.48	0.26
1.0003	(0.01)	355,017	0.09 (c)	0.01	0.26
1.0005	0.31	478,239	0.20 (c)	0.23	0.26
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Liquid Assets Money Market Fund
Agency
Year Ended February 28, 2025	$1.00	$0.05	$— (c)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Capital
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Institutional Class
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Investor
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Premier
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Reserve
Year Ended February 28, 2025	1.00	0.04	— (c)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	— *	0.09%	0.02%
Capital	—	—	— *	0.03%	— *
Institutional Class	—	—	— *	0.05%	— *
Investor	—	—	0.02%	0.32%	0.16%
Morgan	—	—	0.02%	0.42%	0.19%
Premier	—	—	— *	0.28%	0.10%
Reserve	—	—	0.04%	0.53%	0.29%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	5.03%	$4,526,502	0.26%	4.90%	0.28%
1.00	5.28	3,878,930	0.26	5.17	0.29
1.00	2.32	3,045,257	0.26 (d)	3.07	0.29
1.00	0.01	691,008	0.17 (d)	0.01	0.30
1.00	0.29	1,234,800	0.24 (d)	0.27	0.29

1.00	5.11	18,445,351	0.18	4.97	0.18
1.00	5.37	14,970,998	0.18	5.27	0.19
1.00	2.40	9,633,984	0.18 (d)	3.32	0.19
1.00	0.04	1,804,197	0.15 (d)	0.04	0.19
1.00	0.35	4,806,805	0.18 (d)	0.25	0.19

1.00	5.08	11,374,169	0.21	4.96	0.23
1.00	5.33	10,258,535	0.21	5.22	0.24
1.00	2.37	8,277,974	0.21 (d)	3.19	0.24
1.00	0.02	1,763,092	0.16 (d)	0.02	0.25
1.00	0.32	3,055,814	0.21 (d)	0.30	0.24

1.00	4.79	10,380	0.49	4.70	0.49
1.00	5.04	6,631	0.49	5.05	0.50
1.00	2.10	3,013	0.48 (d)	2.43	0.49
1.00	0.01	1,804	0.17 (d)	0.01	0.50
1.00	0.17	6,189	0.34 (d)	0.16	0.58

1.00	4.69	9,061,560	0.58	4.57	0.58
1.00	4.94	7,101,838	0.59	4.90	0.60
1.00	2.02	2,177,582	0.56 (d)	2.79	0.60
1.00	0.01	453,086	0.17 (d)	0.01	0.61
1.00	0.14	627,541	0.40 (d)	0.14	0.60

1.00	4.85	32,834,680	0.43	4.72	0.43
1.00	5.10	25,760,284	0.44	5.02	0.44
1.00	2.15	12,312,271	0.43 (d)	3.20	0.44
1.00	0.01	1,532,491	0.17 (d)	0.01	0.45
1.00	0.19	2,373,258	0.35 (d)	0.19	0.44

1.00	4.58	14,458	0.69	4.51	0.69
1.00	4.84	17,886	0.69	4.71	0.69
1.00	1.94	28,700	0.66 (d)	2.58	0.69
1.00	0.01	4,231	0.17 (d)	0.01	0.70
1.00	0.11	5,661	0.40 (d)	0.11	0.88

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	133

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Securities Lending Money Market Fund*
Agency SL
Year Ended February 28, 2025	$1.00	$0.05 (b)	$— (c)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 29, 2024	1.0004	0.0537	(0.0001)	0.0536	(0.0537)	—	(0.0537)
Year Ended February 28, 2023	0.9996	0.0241	0.0008	0.0249	(0.0241)	—	(0.0241)
Year Ended February 28, 2022	1.0001	0.0010	(0.0005)	0.0005	(0.0010)	— (d)	(0.0010)
Year Ended February 28, 2021	1.0002	0.0045	(0.0001)	0.0044	(0.0045)	— (d)	(0.0045)

*	The JPMorgan Securities Lending Money Market Fund began utilizing a stable $1.00 share price calculated to two decimal places on September 3, 2024. See Note 1.
(a)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than $0.00005.
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(a)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	5.16%	$1,355,100	0.06%	5.10%	0.15%
1.0003	5.49	2,516,563	0.06	5.38	0.14
1.0004	2.52	2,071,723	0.06	2.35	0.15
0.9996	0.05	1,921,994	0.06	0.10	0.14
1.0001	0.44	2,168,587	0.06	0.48	0.15

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	135

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund
Academy
Year Ended February 28, 2025	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Capital
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Empower
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Institutional Class
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Investor
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Morgan
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Money Market Funds	February 28, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

4.99%	$6,517,448	0.17%(f)	4.86%	0.17%
5.19	7,529,994	0.18	5.12	0.18
2.20	4,267,302	0.15 (f)	1.79	0.18
0.03	10,734,174	0.04 (f)	0.03	0.18
0.14	3,689,489	0.14 (f)	0.07	0.18

4.90	16,040,283	0.26 (f)	4.77	0.27
5.10	15,084,344	0.26	5.01	0.28
2.11	10,098,820	0.24 (f)	2.11	0.28
0.01	8,485,249	0.06 (f)	0.01	0.28
0.09	16,148,773	0.20 (f)	0.08	0.28

4.99	182,085,385	0.17 (f)	4.86	0.17
5.19	160,954,781	0.18	5.08	0.18
2.20	119,811,381	0.15 (f)	1.97	0.18
0.03	166,488,233	0.04 (f)	0.03	0.18
0.14	143,184,525	0.15 (f)	0.13	0.19

4.99	9,398,144	0.17 (f)	4.87	0.17
5.19	7,799,631	0.18	5.10	0.18
2.20	5,393,885	0.15 (f)	2.45	0.19
0.03	4,160,732	0.04 (f)	0.03	0.18
0.00 (h)	500,028	0.06 (f)	0.04	0.19

5.05	11,457,218	0.12 (f)	4.92	0.12
5.24	8,449,005	0.13	5.09	0.13
2.23	9,457,598	0.12 (f)	2.22	0.13
0.03	10,046,645	0.04 (f)	0.03	0.13
0.17	7,317,310	0.12 (f)	0.16	0.14

4.95	44,065,112	0.21 (f)	4.83	0.22
5.15	41,207,185	0.21	5.05	0.23
2.17	29,664,717	0.18 (f)	2.15	0.24
0.01	27,455,761	0.06 (f)	0.01	0.23
0.12	39,608,624	0.17 (f)	0.11	0.23

4.68	3,556,639	0.47 (f)	4.49	0.47
4.87	2,056,169	0.48	4.76	0.48
1.90	2,406,713	0.46 (f)	1.98	0.48
0.00 (h)	1,858,457	0.07 (f)	0.00 (h)	0.48
0.05	842,931	0.24 (f)	0.04	0.48

4.58	14,753,566	0.57 (f)	4.43	0.57
4.77	7,815,291	0.58	4.71	0.58
1.81	4,027,309	0.54 (f)	2.08	0.59
0.00 (h)	1,956,424	0.07 (f)	0.00 (h)	0.59
0.05	1,870,723	0.25 (f)	0.05	0.59
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	137

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Government Money Market Fund (continued)
Premier
Year Ended February 28, 2025	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Reserve
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Service
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 28, 2023	1.00	0.01	— (e)	0.01	(0.01)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	— *	—	0.03%	0.13%	0.04%
Agency	— *	—	0.02%	0.20%	0.06%
Capital	— *	—	0.03%	0.13%	0.03%
Empower	— *	—	0.03%	0.13%	— *
IM	— *	—	0.01%	0.09%	0.01%
Institutional Class	— *	—	0.03%	0.15%	0.04%
Investor	— *	—	0.03%	0.41%	0.25%
Morgan	— *	—	0.04%	0.51%	0.33%
Premier	— *	—	0.03%	0.37%	0.21%
Reserve	— *	—	0.11%	0.61%	0.47%
Service	— *	—	0.16%	0.96%	0.74%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Money Market Funds	February 28, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

4.73%	$16,363,800	0.42%(f)	4.61%	0.42%
4.92	13,503,049	0.43	4.86	0.43
1.94	6,543,879	0.41 (f)	1.97	0.44
0.01	5,330,175	0.06 (f)	0.01	0.43
0.06	5,020,827	0.22 (f)	0.05	0.43

4.47	31,619	0.67 (f)	4.67	0.67
4.66	2,846,123	0.68	4.62	0.68
1.73	3,350,896	0.58 (f)	1.44	0.69
0.00 (h)	7,409,330	0.07 (f)	0.00 (h)	0.68
0.04	27,414	0.22 (f)	0.03	0.69

4.11	207,417	1.02 (f)	4.05	1.02
4.30	248,025	1.03	4.20	1.03
1.45	325,011	0.88 (f)	1.33	1.03
0.00 (h)	433,435	0.07 (f)	0.00 (h)	1.03
0.03	514,476	0.29 (f)	0.03	1.03

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	139

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund
Academy
Year Ended February 28, 2025	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Agency
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Capital
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Empower
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
IM
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Institutional Class
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Investor
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Morgan
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Money Market Funds	February 28, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

4.97%	$782,572	0.17%	4.88%	0.17%
5.18	2,124,743	0.18	5.18	0.18
2.18	153,500	0.15 (f)	2.60	0.19
0.01	100	0.04 (f)	0.01	0.19
0.01	17,600	0.07 (f)	0.03	0.23

4.88	3,093,782	0.26	4.76	0.27
5.09	2,614,882	0.26	4.99	0.28
2.09	1,745,265	0.24 (f)	2.19	0.29
0.01	914,835	0.06 (f)	0.01	0.28
0.09	1,865,281	0.20 (f)	0.09	0.29

4.97	19,199,227	0.17	4.83	0.17
5.18	14,599,378	0.18	5.07	0.18
2.18	12,166,783	0.16 (f)	2.12	0.19
0.01	10,784,903	0.06 (f)	0.01	0.18
0.14	13,539,346	0.16 (f)	0.13	0.19

4.97	123,889	0.17	4.82	0.18
5.18	63,083	0.18	4.82	0.18
2.18	1,206,832	0.17 (f)	2.94	0.19
0.01	112,014	0.05 (f)	0.01	0.18
0.00 (h)	25	0.06 (f)	0.02	0.18

5.03	304,355	0.12	4.87	0.12
5.23	178,436	0.13	5.27	0.13
2.17	142	0.15 (f)	2.89	0.16
0.01	30	0.05 (f)	0.02	0.14
0.17	24,276	0.12 (f)	0.19	0.14

4.93	13,437,078	0.21	4.80	0.22
5.15	11,726,034	0.21	5.05	0.23
2.15	8,222,799	0.19 (f)	2.05	0.24
0.01	7,963,115	0.06 (f)	0.01	0.24
0.12	12,055,194	0.17 (f)	0.13	0.24

4.66	15,511	0.47	4.55	0.47
4.86	15,980	0.48	4.74	0.48
1.88	15,976	0.45 (f)	1.90	0.49
0.00 (h)	16,665	0.07 (f)	0.00 (h)	0.48
0.04	16,604	0.27 (f)	0.05	0.54

4.56	4,304,404	0.57	4.45	0.57
4.76	3,596,110	0.58	4.73	0.58
1.80	1,110,743	0.55 (f)	2.21	0.59
0.00 (h)	350,701	0.06 (f)	0.00 (h)	0.59
0.04	436,183	0.28 (f)	0.05	0.59
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	141

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan U.S. Treasury Plus Money Market Fund (continued)
Premier
Year Ended February 28, 2025	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Reserve
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	1.00
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	1.00
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	1.00
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	1.00
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	1.00

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	—	—	0.03%	0.14%	0.05%
Agency	—	—	0.02%	0.20%	0.06%
Capital	—	—	0.02%	0.12%	0.02%
Empower	—	—	0.01%	0.13%	— *
IM	—	—	0.01%	0.09%	0.01%
Institutional Class	—	—	0.02%	0.15%	0.04%
Investor	—	—	0.04%	0.42%	0.22%
Morgan	—	—	0.04%	0.52%	0.31%
Premier	—	—	0.03%	0.38%	0.19%
Reserve	—	—	0.08%	0.61%	0.35%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Money Market Funds	February 28, 2025

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

4.71%	$5,187,580	0.42%	4.60%	0.42%
4.91	4,814,054	0.43	4.84	0.43
1.92	2,659,992	0.41 (f)	2.02	0.44
0.01	2,032,795	0.06 (f)	0.01	0.44
0.05	1,694,724	0.25 (f)	0.04	0.44

4.45	535,784	0.67	4.42	0.67
4.65	1,232,544	0.68	4.61	0.68
1.71	425,906	0.61 (f)	2.34	0.69
0.00 (h)	244,357	0.07 (f)	0.00 (h)	0.68
0.03	4,562	0.34 (f)	0.03	0.74

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	143

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Federal Money Market Fund
Agency
Year Ended February 28, 2025	$1.00	$0.05	$— (c)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Institutional Class
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2025	1.00	0.04	— (c)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Premier
Year Ended February 28, 2025	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (c)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	0.01%	0.20%	0.06%
Institutional Class	—	—	0.01%	0.16%	0.04%
Morgan	—	—	0.04%	0.53%	0.36%
Premier	—	—	0.01%	0.39%	0.21%

(e)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.89%	$611,145	0.26%	4.79%	0.28%
1.00	5.09	734,542	0.26	5.00	0.29
1.00	2.09	417,945	0.26 (d)	2.40	0.31
1.00	0.01	217,942	0.06 (d)	0.01	0.31
1.00	0.11	318,757	0.20 (d)	0.10	0.30

1.00	4.94	5,247,575	0.21	4.81	0.23
1.00	5.14	4,275,012	0.21	5.03	0.24
1.00	2.14	3,070,971	0.21 (d)	2.50	0.26
1.00	0.01	1,322,211	0.06 (d)	0.01	0.25
1.00	0.13	2,344,288	0.17 (d)	0.14	0.25

1.00	4.55	356,443	0.58	4.44	0.58
1.00	4.74	289,176	0.59	4.69	0.60
1.00	1.81	135,312	0.55 (d)	2.16	0.63
1.00	0.00 (e)	55,291	0.06 (d)	0.00 (e)	0.64
1.00	0.06	53,546	0.23 (d)	0.05	0.63

1.00	4.71	2,382,844	0.43	4.59	0.43
1.00	4.90	1,932,661	0.44	4.83	0.44
1.00	1.93	1,002,392	0.44 (d)	2.97	0.46
1.00	0.01	123,328	0.06 (d)	0.01	0.46
1.00	0.08	198,516	0.24 (d)	0.08	0.45

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	145

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Academy
Year Ended February 28, 2025	$1.00	$0.05	$— (e)	$0.05	$(0.05)	$—	$(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
September 30, 2020 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Agency
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Capital
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Empower
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
February 23, 2021 (g) through February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
IM
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Institutional Class
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Morgan
Year Ended February 28, 2025	1.00	0.04	— (e)	0.04	(0.04)	—	(0.04)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
Premier
Year Ended February 28, 2025	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.97%	$30,106	0.17%	4.96%	0.17%
1.00	5.14	149,126	0.17	5.06	0.18
1.00	2.10	100,272	0.18 (f)	2.20	0.19
1.00	0.01	131,020	0.05 (f)	0.01	0.18
1.00	0.00 (h)	17,600	0.10 (f)	0.01	0.21

1.00	4.88	16,496,183	0.26	4.75	0.27
1.00	5.05	13,673,580	0.26	5.00	0.28
1.00	2.02	5,528,371	0.26 (f)	2.19	0.29
1.00	0.01	3,173,164	0.05 (f)	0.01	0.28
1.00	0.10	4,187,912	0.20 (f)	0.09	0.29

1.00	4.97	128,683,730	0.17	4.82	0.17
1.00	5.14	95,150,995	0.18	5.06	0.18
1.00	2.10	47,631,670	0.18 (f)	2.01	0.18
1.00	0.01	57,422,062	0.05 (f)	0.01	0.18
1.00	0.13	58,366,269	0.16 (f)	0.11	0.19

1.00	4.97	1,074,915	0.17	4.84	0.17
1.00	5.14	1,083,842	0.18	5.11	0.18
1.00	2.10	218,952	0.18 (f)	3.29	0.19
1.00	0.01	29,519	0.04 (f)	0.01	0.18
1.00	0.00 (h)	25	0.07 (f)	0.01	0.20

1.00	5.02	103,316	0.12	4.96	0.12
1.00	5.19	238,766	0.13	5.19	0.13
1.00	2.14	38,265	0.13 (f)	3.39	0.13
1.00	0.01	224	0.04 (f)	0.01	0.18
1.00	0.16	227	0.13 (f)	0.11	0.14

1.00	4.93	68,101,333	0.21	4.79	0.22
1.00	5.10	50,823,877	0.21	5.02	0.23
1.00	2.07	28,965,801	0.21 (f)	2.15	0.24
1.00	0.01	23,076,533	0.05 (f)	0.01	0.23
1.00	0.12	24,097,829	0.18 (f)	0.11	0.24

1.00	4.55	6,859,226	0.57	4.42	0.57
1.00	4.72	4,573,844	0.58	4.66	0.58
1.00	1.73	2,329,156	0.53 (f)	1.70	0.59
1.00	0.00 (h)	2,206,039	0.06 (f)	0.00 (h)	0.58
1.00	0.05	2,251,619	0.24 (f)	0.05	0.59

1.00	4.71	20,769,262	0.42	4.59	0.42
1.00	4.87	16,347,175	0.43	4.83	0.43
1.00	1.86	5,755,805	0.42 (f)	2.37	0.44
1.00	0.01	1,947,356	0.05 (f)	0.01	0.43
1.00	0.06	1,999,999	0.25 (f)	0.06	0.44
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	147

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Reserve
Year Ended February 28, 2025	$1.00	$0.04	$— (e)	$0.04	$(0.04)	$—	$(0.04)
Year Ended February 29, 2024	1.00	0.05	— (e)	0.05	(0.05)	—	(0.05)
Year Ended February 28, 2023	1.00	0.02	— (e)	0.02	(0.02)	— (e)	(0.02)
Year Ended February 28, 2022	1.00	— (e)	— (e)	— (e)	— (e)	— (e)	— (e)
Year Ended February 28, 2021	1.00	— (e)	— (e)	— (e)	— (e)	—	— (e)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(e)	Amount rounds to less than $0.005.
(f)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Academy	—	—	— *	0.12%	0.08%
Agency	—	—	— *	0.21%	0.05%
Capital	—	—	— *	0.12%	0.02%
Empower	—	—	— *	0.13%	0.12%
IM	—	—	— *	0.14%	— *
Institutional Class	—	—	— *	0.16%	0.03%
Morgan	—	—	0.05%	0.52%	0.34%
Premier	—	—	0.02%	0.38%	0.19%
Reserve	—	—	0.09%	0.62%	0.44%
* Amount rounds to less than 0.005%.

(g)	Commencement of offering of class of shares.
(h)	Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)	Net assets, end of period (000's)	Net expenses(d)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	4.45%	$1,118,375	0.67%	4.39%	0.67%
1.00	4.61	1,598,274	0.68	4.52	0.68
1.00	1.65	1,422,097	0.59 (f)	1.33	0.68
1.00	0.00 (h)	3,821,500	0.06 (f)	0.00 (h)	0.68
1.00	0.04	2,893,380	0.25 (f)	0.03	0.69

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	149

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Tax Free Money Market Fund
Agency
Year Ended February 28, 2025	$1.00	$0.03	$— (c)	$0.03	$(0.03)	$— (c)	$(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Institutional Class
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Premier
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Reserve
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	— *	0.16%	0.03%
Institutional Class	—	—	—	0.12%	0.01%
Morgan	—	—	0.02%	0.49%	0.29%
Premier	—	—	— *	0.33%	0.14%
Reserve	—	—	0.07%	0.59%	0.39%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.05%	$346,720	0.26%	3.03%	0.28%
1.00	3.18	542,528	0.26	3.13	0.28
1.00	1.39	581,661	0.26 (d)	1.52	0.29
1.00	0.01	281,075	0.10 (d)	0.01	0.29
1.00	0.26	372,457	0.23 (d)	0.33	0.29

1.00	3.10	9,073,540	0.21	3.04	0.23
1.00	3.23	7,769,137	0.21	3.18	0.23
1.00	1.44	8,190,503	0.21	1.54	0.24
1.00	0.02	5,135,738	0.09 (d)	0.02	0.24
1.00	0.29	6,858,653	0.20 (d)	0.33	0.24

1.00	2.72	81,974	0.59	2.67	0.59
1.00	2.85	68,097	0.59	2.82	0.60
1.00	1.09	43,671	0.56 (d)	1.31	0.60
1.00	0.01	17,140	0.10 (d)	0.01	0.62
1.00	0.19	22,830	0.30 (d)	0.12	0.61

1.00	2.88	1,355,965	0.43	2.83	0.43
1.00	3.01	1,220,261	0.43	2.97	0.43
1.00	1.22	871,759	0.43 (d)	1.49	0.44
1.00	0.01	338,064	0.10 (d)	0.01	0.44
1.00	0.21	498,856	0.29 (d)	0.26	0.44

1.00	2.62	561,937	0.67	2.59	0.67
1.00	2.75	646,713	0.68	2.71	0.68
1.00	1.01	761,834	0.62 (d)	0.80	0.69
1.00	0.01	1,807,835	0.10 (d)	0.01	0.69
1.00	0.18	1,574,145	0.29 (d)	0.16	0.69

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	151

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal Money Market Fund
Agency
Year Ended February 28, 2025	$1.00	$0.03	$— (c)	$0.03	$(0.03)	$— (c)	$(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Institutional Class
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Premier
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Service
Year Ended February 28, 2025	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Year Ended February 29, 2024	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	—	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	— *	0.13%	0.01%
Institutional Class	—	—	— *	0.09%	0.01%
Morgan	—	—	0.02%	0.46%	0.24%
Premier	—	—	— *	0.32%	0.10%
Service	—	—	0.19%	0.92%	0.60%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Money Market Funds	February 28, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.10%	$172,457	0.26%	3.05%	0.29%
1.00	3.21	165,365	0.26	3.16	0.29
1.00	1.38	154,048	0.26 (d)	1.53	0.31
1.00	0.01	38,272	0.13 (d)	0.01	0.32
1.00	0.31	60,879	0.25 (d)	0.38	0.31

1.00	3.16	1,494,076	0.21	3.08	0.24
1.00	3.26	1,053,991	0.21	3.22	0.24
1.00	1.43	836,112	0.21 (d)	1.37	0.26
1.00	0.02	879,357	0.12 (d)	0.02	0.27
1.00	0.35	834,116	0.20 (d)	0.38	0.26

1.00	2.77	87,660	0.59	2.71	0.59
1.00	2.87	66,784	0.59	2.85	0.60
1.00	1.07	36,619	0.57 (d)	1.16	0.62
1.00	0.01	24,236	0.13 (d)	0.01	0.63
1.00	0.22	43,853	0.35 (d)	0.16	0.62

1.00	2.92	643,880	0.44	2.83	0.44
1.00	3.02	345,287	0.44	3.00	0.44
1.00	1.20	156,828	0.44 (d)	1.51	0.46
1.00	0.01	37,902	0.13 (d)	0.01	0.47
1.00	0.23	69,237	0.35 (d)	0.28	0.47

1.00	2.30	4,090	1.04	2.31	1.05
1.00	2.41	5,912	1.04	2.36	1.05
1.00	0.75	8,796	0.86 (d)	0.62	1.06
1.00	0.01	19,679	0.13 (d)	0.01	1.06
1.00	0.16	28,684	0.44 (d)	0.21	1.06

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	153

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan California Municipal Money Market Fund
Agency
Year Ended February 28, 2025	$1.00	$0.03	$— (c)	$0.03	$(0.03)	$— (c)	$(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Institutional Class
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Premier
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	—	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Service
Year Ended February 28, 2025	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Year Ended February 29, 2024	1.00	0.02	— (c)	0.02	(0.02)	—	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	— *	0.14%	0.04%
Institutional Class	—	—	— *	0.12%	0.01%
Morgan	—	—	0.02%	0.49%	0.31%
Premier	—	—	0.01%	0.36%	0.18%
Service	—	—	0.21%	0.95%	0.68%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Money Market Funds	February 28, 2025

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	2.92%	$26,298	0.26%	2.86%	0.34%
1.00	2.84	29,734	0.26	2.72	0.33
1.00	1.29	78,257	0.26 (d)	1.78	0.32
1.00	0.02	2,527	0.12 (d)	0.01	0.37
1.00	0.23	21,715	0.22 (d)	0.24	0.33

1.00	2.97	184,291	0.21	2.95	0.29
1.00	2.89	225,576	0.21	2.82	0.28
1.00	1.34	183,670	0.21 (d)	1.69	0.28
1.00	0.03	87,260	0.09 (d)	0.02	0.32
1.00	0.25	156,740	0.20 (d)	0.30	0.28

1.00	2.58	4,357	0.59	2.64	0.67
1.00	2.50	8,575	0.59	2.46	0.63
1.00	0.98	8,762	0.57 (d)	1.26	0.68
1.00	0.02	3,744	0.10 (d)	0.01	0.69
1.00	0.17	7,122	0.28 (d)	0.12	0.63

1.00	2.72	99,422	0.45	2.72	0.49
1.00	2.64	138,655	0.45	2.58	0.48
1.00	1.10	181,845	0.44 (d)	1.26	0.49
1.00	0.02	126,122	0.09 (d)	0.01	0.52
1.00	0.19	101,991	0.27 (d)	0.20	0.48

1.00	2.11	3,149	1.05	2.12	1.09
1.00	2.03	4,225	1.05	1.98	1.08
1.00	0.66	6,519	0.84 (d)	0.59	1.09
1.00	0.02	9,622	0.10 (d)	0.01	1.12
1.00	0.12	12,065	0.37 (d)	0.16	1.08

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan New York Municipal Money Market Fund
Agency
Year Ended February 28, 2025	$1.00	$0.03	$— (c)	$0.03	$(0.03)	$— (c)	$(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Institutional Class
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Premier
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Reserve
Year Ended February 28, 2025	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 29, 2024	1.00	0.03	— (c)	0.03	(0.03)	— (c)	(0.03)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Service
Year Ended February 28, 2025	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Year Ended February 29, 2024	1.00	0.02	— (c)	0.02	(0.02)	— (c)	(0.02)
Year Ended February 28, 2023	1.00	0.01	— (c)	0.01	(0.01)	—	(0.01)
Year Ended February 28, 2022	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2021	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)

(a)	Calculated based upon average shares outstanding.
(b)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(c)	Amount rounds to less than $0.005.
(d)	The Fund's Adviser and service providers voluntarily waived fees during the year. The impact of these waivers on the net expense ratio is as follows.

	February 28, 2025	February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021
Agency	—	—	— *	0.14%	0.01%
Institutional Class	—	—	—	0.09%	— *
Morgan	—	—	0.04%	0.46%	0.27%
Premier	—	—	— *	0.33%	0.11%
Reserve	—	—	0.06%	0.58%	0.35%
Service	—	—	0.20%	0.92%	0.63%
* Amount rounds to less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Money Market Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000's)	Net expenses(b)	Net investment income (loss)	Expenses without waivers and reimbursements

$1.00	3.03%	$206,094	0.26%	3.01%	0.28%
1.00	3.16	273,757	0.26	3.10	0.29
1.00	1.40	268,303	0.26 (d)	1.84	0.30
1.00	0.01	50,157	0.12 (d)	0.01	0.32
1.00	0.30	72,812	0.25 (d)	0.44	0.30

1.00	3.08	1,349,262	0.21	3.06	0.23
1.00	3.21	1,580,890	0.21	3.15	0.24
1.00	1.45	1,780,316	0.21	1.85	0.25
1.00	0.03	425,093	0.12 (d)	0.02	0.27
1.00	0.34	532,580	0.21 (d)	0.41	0.25

1.00	2.70	45,367	0.59	2.67	0.61
1.00	2.82	53,674	0.59	2.78	0.62
1.00	1.10	50,655	0.55 (d)	1.08	0.63
1.00	0.01	50,015	0.13 (d)	0.01	0.65
1.00	0.23	59,934	0.32 (d)	0.20	0.64

1.00	2.86	289,122	0.43	2.84	0.43
1.00	2.97	410,398	0.44	2.92	0.44
1.00	1.22	492,280	0.44 (d)	1.68	0.45
1.00	0.01	97,415	0.12 (d)	0.01	0.47
1.00	0.25	91,945	0.34 (d)	0.38	0.45

1.00	2.59	1,357	0.69	2.54	0.72
1.00	2.71	1,862	0.70	2.62	0.76
1.00	1.01	1,975	0.64 (d)	1.01	0.71
1.00	0.01	2,142	0.12 (d)	0.01	0.72
1.00	0.21	1,498	0.34 (d)	0.20	0.70

1.00	2.24	693	1.03	2.24	1.03
1.00	2.36	965	1.04	2.29	1.04
1.00	0.78	1,846	0.85 (d)	0.71	1.06
1.00	0.01	2,551	0.13 (d)	0.01	1.07
1.00	0.18	3,729	0.41 (d)	0.21	1.11

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Money Market Funds	157

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I”), JPMorgan Trust II (“JPM II”) and JPMorgan Trust IV (“JPM IV”) (collectively, the “Trusts”) were formed on November 12, 2004 for JPM I and JPM II and November 11, 2015 for JPM IV, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and November 11, 2015, respectively, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 12 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Prime Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Institutional Tax Free Money Market Fund	Agency, Capital, IM and Institutional Class	JPM IV	Diversified
JPMorgan Liquid Assets Money Market Fund	Agency, Capital, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Securities Lending Money Market Fund	Agency SL	JPM IV	Diversified
JPMorgan U.S. Government Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier, Reserve and Service	JPM II	Diversified
JPMorgan U.S. Treasury Plus Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Investor, Morgan, Premier and Reserve	JPM II	Diversified
JPMorgan Federal Money Market Fund	Agency, Institutional Class, Morgan and Premier	JPM I	Diversified
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Academy, Agency, Capital, Empower, IM, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Tax Free Money Market Fund	Agency, Institutional Class, Morgan, Premier and Reserve	JPM I	Diversified
JPMorgan Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM II	Diversified
JPMorgan California Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier and Service	JPM I	Diversified
JPMorgan New York Municipal Money Market Fund	Agency, Institutional Class, Morgan, Premier, Reserve and Service	JPM I	Diversified
The investment objective of JPMorgan Prime Money Market Fund (“Prime Money Market Fund”) and JPMorgan Securities Lending Money Market Fund (“Securities Lending Money Market Fund”) is to seek current income while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Institutional Tax Free Money Market Fund (“Institutional Tax Free Money Market Fund”) is to aim to provide current income, while seeking to maintain liquidity and a low volatility of principal.
The investment objective of JPMorgan Liquid Assets Money Market Fund (“Liquid Assets Money Market Fund”) and JPMorgan U.S. Treasury Plus Money Market Fund (“U.S. Treasury Plus Money Market Fund”) is to seek current income with liquidity and stability of principal.
The investment objective of JPMorgan U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) is to seek high current income with liquidity and stability of principal.
The investment objective of JPMorgan Federal Money Market Fund (“Federal Money Market Fund”) is to aim to provide current income while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan 100% U.S. Treasury Securities Money Market Fund (“100% U.S. Treasury Securities Money Market Fund”) is to aim to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.
The investment objective of JPMorgan Tax Free Money Market Fund (“Tax Free Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.
The investment objective of JPMorgan Municipal Money Market Fund (“Municipal Money Market Fund”) is to seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
The investment objective of JPMorgan California Municipal Money Market Fund (“California Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

158	J.P. Morgan Money Market Funds	February 28, 2025

The investment objective of JPMorgan New York Municipal Money Market Fund (“New York Municipal Money Market Fund”) is to aim to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.
Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the Securities and Exchange Commission (“SEC”). Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Prime Money Market Fund and Institutional Tax Free Money Market Fund do not seek to qualify as a retail or government money market fund and transact utilizing a floating net asset value (“NAV”) calculated to four decimal places. Prior to September 3, 2024, Securities Lending Money Market Fund did not seek to qualify as a retail or government money market fund and transacted utilizing a floating NAV calculated to four decimal places.
U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, Securities Lending Money Market Fund (effective September 3, 2024) and 100% U.S. Treasury Securities Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC. Under applicable SEC rules, these Funds are ordinarily permitted to utilize amortized cost accounting to value their portfolio securities and transact at a stable $1.00 share price.
Effective as of the close of business on April 27, 2023, all share classes of California Municipal Money Market Fund and New York Municipal Money Market Fund are publicly offered on a limited basis. Investors are not eligible to purchase shares of California Municipal Money Market Fund and New York Municipal Money Market Fund unless they meet certain requirements as described in the Funds' prospectuses.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund (prior to September 3, 2024).
The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can generally be expected to vary inversely with changes in prevailing interest rates. Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations.
Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations. This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. This also includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based NAV of the Funds. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
For Prime Money Market Fund, Institutional Tax Free Money Market Fund and Securities Lending Money Market Fund (prior to September 3, 2024), fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market

February 28, 2025	J.P. Morgan Money Market Funds	159

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Prime Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$85,841,298	$—	$85,841,298

(a)	Please refer to the SOI for specifics of portfolio holdings.

Institutional Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,975,887	$—	$1,975,887

(a)	Please refer to the SOI for specifics of portfolio holdings.

Liquid Assets Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$74,202,356	$—	$74,202,356

(a)	Please refer to the SOI for specifics of portfolio holdings.

Securities Lending Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,357,882	$—	$1,357,882

(a)	Please refer to the SOI for specifics of portfolio holdings.

160	J.P. Morgan Money Market Funds	February 28, 2025

U.S. Government Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$299,154,249	$—	$299,154,249

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Treasury Plus Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$45,613,129	$—	$45,613,129

(a)	Please refer to the SOI for specifics of portfolio holdings.

Federal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$8,753,470	$—	$8,753,470

(a)	Please refer to the SOI for specifics of portfolio holdings.

100% U.S. Treasury Securities Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$250,306,984	$—	$250,306,984

(a)	Please refer to the SOI for specifics of portfolio holdings.

Tax Free Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$11,452,458	$—	$11,452,458

(a)	Please refer to the SOI for specifics of portfolio holdings.

Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$2,418,786	$—	$2,418,786

(a)	Please refer to the SOI for specifics of portfolio holdings.

February 28, 2025	J.P. Morgan Money Market Funds	161

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
California Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$315,683	$—	$315,683

(a)	Please refer to the SOI for specifics of portfolio holdings.

New York Municipal Money Market Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,902,689	$—	$1,902,689

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Prime Money Market Fund, Institutional Tax Free Money Market Fund, Securities Lending Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, or in segregated accounts maintained by an unaffiliated third-party custodian. Securities Lending Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund or their affiliates may transfer uninvested cash into joint accounts, which are utilized by multiple accounts or funds managed by the Adviser or its affiliates, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties and collateral (collateral may also be held overnight in segregated custodial sub-accounts established in the name of each participating Fund).
The Funds' repurchase agreements are not subject to master netting arrangements.
D. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2025 are detailed on the SOIs, if any.

162	J.P. Morgan Money Market Funds	February 28, 2025

E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
F. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2025 are as follows:
	Prime Money Market Fund	Institutional Tax Free Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund	California Municipal Money Market Fund	New York Municipal Money Market Fund
Academy	$40	n/a	n/a	n/a	$89	$19	n/a	$3	n/a	n/a	n/a	n/a
Agency	77	$27	$67	n/a	230	41	$10	234	$8	$3	$1	$3
Agency SL	n/a	n/a	n/a	$45	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Capital	643	31	223	n/a	1,254	231	n/a	1,265	n/a	n/a	n/a	n/a
Empower	34	n/a	n/a	n/a	118	1	n/a	19	n/a	n/a	n/a	n/a
IM	239	43	n/a	n/a	139	— (a)	n/a	1	n/a	n/a	n/a	n/a
Institutional Class	332	30	168	n/a	626	178	69	883	114	19	4	24
Investor	n/a	n/a	1	n/a	30	— (a)	n/a	n/a	n/a	n/a	n/a	n/a
Morgan	258	n/a	227	n/a	255	90	23	202	9	5	3	16
Premier	86	n/a	411	n/a	240	78	32	293	21	4	3	7
Reserve	29	n/a	2	n/a	22	11	n/a	18	9	n/a	n/a	1
Service	n/a	n/a	n/a	n/a	4	n/a	n/a	n/a	n/a	— (a)	— (a)	— (a)
Total	$1,738	$131	$1,099	$45	$3,007	$649	$134	$2,918	$161	$31	$11	$51

(a)	Amount rounds to less than one thousand.
G. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared daily and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

February 28, 2025	J.P. Morgan Money Market Funds	163

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Federal Money Market Fund	$200	$—	$(200)
Tax Free Money Market Fund	—	(154)	154
Municipal Money Market Fund	—	(192)	192
New York Municipal Money Market Fund	—	(28)	28
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and tax equalization.
I. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' chief executive officer and chief financial officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
J. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.08% of each Fund’s respective average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.07% of the first $150 billion of the average daily net assets of all money market funds in the J.P. Morgan Funds Complex covered by the Administration Agreement, plus 0.05% of the average daily net assets between $150 billion and $300 billion, plus 0.03% of the average daily net assets between $300 billion and $400 billion, plus 0.01% of the average daily net assets in excess of $400 billion. For the year ended February 28, 2025, the effective rate was 0.04% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Reserve and Service Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Academy, Agency, Agency SL, Capital, Empower, IM, Institutional Class, Investor and Premier Shares of the Funds do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Morgan	Reserve	Service
Prime Money Market Fund	n/a	0.25%	n/a
Liquid Assets Money Market Fund	0.10%	0.25	n/a
U.S. Government Money Market Fund	0.10	0.25	0.60%

164	J.P. Morgan Money Market Funds	February 28, 2025

	Morgan	Reserve	Service
U.S. Treasury Plus Money Market Fund	0.10%	0.25%	n/a
Federal Money Market Fund	0.10	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	0.25	n/a
Tax Free Money Market Fund	0.10	0.25	n/a
Municipal Money Market Fund	0.10	n/a	0.60%
California Municipal Money Market Fund	0.10	n/a	0.60
New York Municipal Money Market Fund	0.10	0.25	0.60
JPMDS waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the CDSC from redemptions of Morgan and Reserve Shares. For the year ended February 28, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
U.S. Government Money Market Fund	$—	$— (a)
100% U.S. Treasury Securities Money Market Fund	—	— (a)

(a)	Amount rounds to less than one thousand.
D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Agency SL and IM Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Academy	Agency	Capital	Empower	Institutional Class	Investor
Prime Money Market Fund	0.05%	0.15%	0.05%	0.05%	0.10%	n/a
Institutional Tax Free Money Market Fund	n/a	0.15	0.05	n/a	0.10	n/a
Liquid Assets Money Market Fund	n/a	0.15	0.05	n/a	0.10	0.35%
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
U.S. Treasury Plus Money Market Fund	0.05	0.15	0.05	0.05	0.10	0.35
Federal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
100% U.S. Treasury Securities Money Market Fund	0.05	0.15	0.05	0.05	0.10	n/a
Tax Free Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
California Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a
New York Municipal Money Market Fund	n/a	0.15	n/a	n/a	0.10	n/a

February 28, 2025	J.P. Morgan Money Market Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
	Morgan	Premier	Reserve	Service
Prime Money Market Fund	0.35%	0.30%	0.30%	n/a
Institutional Tax Free Money Market Fund	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	0.35	0.30	0.30	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	0.35	0.30	0.30	0.30%
U.S. Treasury Plus Money Market Fund	0.35	0.30	0.30	n/a
Federal Money Market Fund	0.35	0.30	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.35	0.30	0.30	n/a
Tax Free Money Market Fund	0.35	0.30	0.30	n/a
Municipal Money Market Fund	0.35	0.30	n/a	0.30
California Municipal Money Market Fund	0.35	0.30	n/a	0.30
New York Municipal Money Market Fund	0.35	0.30	0.30	0.30

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements— The Adviser, Administrator and JPMDS have contractually agreed to waive fees and/or reimburse the Funds except IM Shares of Prime Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Academy	Agency	Agency SL	Capital	Empower
Prime Money Market Fund	0.18%	0.26%	n/a	0.18%	0.18%
Institutional Tax Free Money Market Fund	n/a	0.26	n/a	0.18	n/a
Liquid Assets Money Market Fund	n/a	0.26	n/a	0.18	n/a
Securities Lending Money Market Fund	n/a	n/a	0.06%	n/a	n/a
U.S. Government Money Market Fund	0.18	0.26	n/a	0.18	0.18
U.S. Treasury Plus Money Market Fund	0.18	0.26	n/a	0.18	0.18
Federal Money Market Fund	n/a	0.26	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.18	0.26	n/a	0.18	0.18
Tax Free Money Market Fund	n/a	0.26	n/a	n/a	n/a
Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
California Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a
New York Municipal Money Market Fund	n/a	0.26	n/a	n/a	n/a

166	J.P. Morgan Money Market Funds	February 28, 2025

	IM	Institutional	Investor	Morgan	Premier	Reserve	Service
Prime Money Market Fund	n/a	0.21%	n/a	0.52%	0.45%	0.70%	n/a
Institutional Tax Free Money Market Fund	0.16%	0.21	n/a	n/a	n/a	n/a	n/a
Liquid Assets Money Market Fund	n/a	0.21	0.51%	0.59	0.45	0.70	n/a
Securities Lending Money Market Fund	n/a	n/a	n/a	n/a	n/a	n/a	n/a
U.S. Government Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	1.05%
U.S. Treasury Plus Money Market Fund	n/a	0.21	0.51	0.59	0.45	0.70	n/a
Federal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Tax Free Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	n/a
Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
California Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	n/a	1.05
New York Municipal Money Market Fund	n/a	0.21	n/a	0.59	0.45	0.70	1.05

The expense limitation agreements were in effect for the year ended February 28, 2025 and the contractual expense limitation percentages in the table above are in place until at least June 30, 2025. In addition, the Funds’ service providers have voluntarily waived fees during the year ended February 28, 2025. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.
Effective November 1, 2024, the Adviser contractually agreed to waive 0.01% of its advisory fee on the 100% U.S. Treasury Money Market Fund’s average daily assets in excess of $200 billion and contractually waive 0.01% of its advisory fee on the U.S. Government Money Market Fund’s average daily assets in excess of $250 billion. These waivers are in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
For the year ended February 28, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Prime Money Market Fund	$14	$—	$2,679	$2,693	$19
Institutional Tax Free Money Market Fund	32	22	220	274	—
Liquid Assets Money Market Fund	10	—	3,523	3,533	—
Securities Lending Money Market Fund	709	433	—	1,142	—
U.S. Government Money Market Fund	1,585	—	7,131	8,716	—
U.S. Treasury Plus Money Market Fund	8	—	2,445	2,453	—
Federal Money Market Fund	—	—	906	906	—
100% U.S. Treasury Securities Money Market Fund	980	—	10,351	11,331	—
Tax Free Money Market Fund	—	—	1,350	1,350	—
Municipal Money Market Fund	35	23	431	489	—
California Municipal Money Market Fund	81	54	97	232	—
New York Municipal Money Market Fund	—	—	410	410	—

	Voluntary Waivers
	Investment Advisory Fees	Administration Fees	Distribution Fees	Service Fees	Transfer Agency Fees	Total
Prime Money Market Fund	$1,947	$1,298	$—	$273	$56	$3,574
U.S. Government Money Market Fund	115	77	— (a)	20	1	213

(a)	Amount rounds to less than one thousand.

February 28, 2025	J.P. Morgan Money Market Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
Certain Funds earn interest on certain uninvested cash balances held at the custodian, which is included in the Interest income from affiliates on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2025, California Municipal Money Market Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
The Funds are permitted to effect purchase and sale transactions with affiliated Funds under procedures adopted by the Boards. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended February 28, 2025, the Funds below engaged in such transactions in the following amounts:
	Purchases	Sales	Realized Gain (Loss)
Institutional Tax Free Money Market Fund	$1,342,031	$1,215,066	$—
Securities Lending Money Market Fund	—	7,018	—
Tax Free Money Market Fund	1,869,456	1,010,038	—
Municipal Money Market Fund	574,330	1,247,537	—
California Municipal Money Market Fund	239,869	220,856	—
New York Municipal Money Market Fund	598,065	923,237	—
4. Class-Specific Expenses
The Funds' class specific gross expenses for the year ended February 28, 2025 were as follows:
	Distribution	Service
Prime Money Market Fund
Academy	$—	$492
Agency	—	4,266
Capital	—	20,541
Empower	—	279
Institutional Class	—	18,718
Morgan	—	7,860
Premier	—	8,628
Reserve	7	9
	$7	$60,793
Institutional Tax Free Money Market Fund
Agency	$—	$126
Capital	—	226
Institutional Class	—	320
	$—	$672

168	J.P. Morgan Money Market Funds	February 28, 2025

	Distribution	Service
Liquid Assets Money Market Fund
Agency	$—	$5,856
Capital	—	8,023
Institutional Class	—	10,343
Investor	—	28
Morgan	8,124	28,433
Premier	—	87,557
Reserve	39	47
	$8,163	$140,287
U.S. Government Money Market Fund
Academy	$—	$3,489
Agency	—	22,358
Capital	—	79,922
Empower	—	4,277
Institutional Class	—	41,267
Investor	—	8,752
Morgan	12,100	42,363
Premier	—	46,483
Reserve	1,737	2,085
Service	1,376	688
	$15,213	$251,684
U.S. Treasury Plus Money Market Fund
Academy	$—	$638
Agency	—	4,165
Capital	—	8,327
Empower	—	32
Institutional Class	—	11,482
Investor	—	51
Morgan	4,112	14,393
Premier	—	15,255
Reserve	1,632	1,958
	$5,744	$56,301
Federal Money Market Fund
Agency	$—	$950
Institutional Class	—	4,598
Morgan	331	1,160
Premier	—	6,342
	$331	$13,050
100% U.S. Treasury Securities Money Market Fund
Academy	$—	$67
Agency	—	22,734
Capital	—	52,176
Empower	—	573
Institutional Class	—	59,155
Morgan	6,191	21,670
Premier	—	54,601
Reserve	3,096	3,715
	$9,287	$214,691

February 28, 2025	J.P. Morgan Money Market Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
	Distribution	Service
Tax Free Money Market Fund
Agency	$—	$677
Institutional Class	—	8,341
Morgan	76	266
Premier	—	3,828
Reserve	1,523	1,829
	$1,599	$14,941
Municipal Money Market Fund
Agency	$—	$220
Institutional Class	—	1,354
Morgan	83	289
Premier	—	1,549
Service	29	15
	$112	$3,427
California Municipal Money Market Fund
Agency	$—	$46
Institutional Class	—	208
Morgan	6	22
Premier	—	358
Service	22	11
	$28	$645
New York Municipal Money Market Fund
Agency	$—	$351
Institutional Class	—	1,610
Morgan	49	172
Premier	—	1,086
Reserve	5	7
Service	5	2
	$59	$3,228
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated tax cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2025 generally equals their book cost and unrealized appreciation (depreciation) in value of investments.
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$85,829,608	$14,615	$2,925	$11,690

170	J.P. Morgan Money Market Funds	February 28, 2025

The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$4,194,148	$—	$—	$4,194,148
Institutional Tax Free Money Market Fund	181	2	51,816	51,999
Liquid Assets Money Market Fund	3,259,352	—	—	3,259,352
Securities Lending Money Market Fund	67,152	—	—	67,152
U.S. Government Money Market Fund	13,115,669	—	—	13,115,669
U.S. Treasury Plus Money Market Fund	2,019,717	—	—	2,019,717
Federal Money Market Fund	364,067	—	—	364,067
100% U.S. Treasury Securities Money Market Fund	9,847,387	—	—	9,847,387
Tax Free Money Market Fund	483	10	321,536	322,029
Municipal Money Market Fund	83	3	63,247	63,333
California Municipal Money Market Fund	18	11	10,515	10,544
New York Municipal Money Market Fund	121	19	67,982	68,122

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended February 29, 2024 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$4,012,522	$—	$—	$4,012,522
Institutional Tax Free Money Market Fund	905	—	45,072	45,977
Liquid Assets Money Market Fund	2,567,228	—	—	2,567,228
Securities Lending Money Market Fund	142,554	—	—	142,554
U.S. Government Money Market Fund	12,895,576	—	—	12,895,576
U.S. Treasury Plus Money Market Fund	1,877,164	—	—	1,877,164
Federal Money Market Fund	340,726	—	—	340,726
100% U.S. Treasury Securities Money Market Fund	7,384,735	—	—	7,384,735
Tax Free Money Market Fund	2,150	85	330,477	332,712
Municipal Money Market Fund	349	—	49,661	50,010
California Municipal Money Market Fund	263	—	13,352	13,615
New York Municipal Money Market Fund	428	13	66,201	66,642

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

February 28, 2025	J.P. Morgan Money Market Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
As of February 28, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$190,096	$(6,056)	$—	$11,690
Institutional Tax Free Money Market Fund	7	—	3,026	—
Liquid Assets Money Market Fund	86,309	(10)	—	—
Securities Lending Money Market Fund	3,372	—	—	—
U.S. Government Money Market Fund	574,106	(70,698)	—	—
U.S. Treasury Plus Money Market Fund	90,727	(1,040)	—	—
Federal Money Market Fund	15,095	—	—	—
100% U.S. Treasury Securities Money Market Fund	595,657	(2,377)	—	—
Tax Free Money Market Fund	86	104	18,553	149
Municipal Money Market Fund	6	11	1,304	198
California Municipal Money Market Fund	12	— (a)	431	—
New York Municipal Money Market Fund	—	—	3,503	42

(a)	Amount rounds to less than one thousand.
The cumulative timing differences primarily consist of dividends payable.
As of February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Prime Money Market Fund	$6,056	$—
Liquid Assets Money Market Fund	10	—
U.S. Government Money Market Fund	69,578	1,120
U.S. Treasury Plus Money Market Fund	916	124
100% U.S. Treasury Securities Money Market Fund	2,377	—
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Prime Money Market Fund	$125
Liquid Assets Money Market Fund	17
Securities Lending Money Market Fund	115
U.S. Government Money Market Fund	2,605
U.S. Treasury Plus Money Market Fund	1,962
100% U.S. Treasury Securities Money Market Fund	3,163
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current

172	J.P. Morgan Money Market Funds	February 28, 2025

bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of February 28, 2025, the Funds had no borrowings outstanding from another fund or loans outstanding to another fund. Average loans made to another fund under the Facility for the year ended February 28, 2025, were as follows:
	Average Loans	Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$23,832	112	$269
Interest earned as a result of lending money to another fund for the year ended February 28, 2025, if any, is included in Income from interfund lending (net) on the Statements of Operations.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of February 28, 2025, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Prime Money Market Fund	—	— %	1	57.7%
Institutional Tax Free Money Market Fund	1	92.8	—	—
Liquid Assets Money Market Fund	2	52.4	2	44.1
Securities Lending Money Market Fund	—	—	1	100.0
U.S. Government Money Market Fund	1	36.2	—	—
U.S. Treasury Plus Money Market Fund	1	38.6	1	10.3
Federal Money Market Fund	1	53.3	1	17.2
100% U.S. Treasury Securities Money Market Fund	1	60.2	—	—
Tax Free Money Market Fund	1	47.6	1	38.6
Municipal Money Market Fund	2	75.0	1	17.6
California Municipal Money Market Fund	2	75.6	1	10.9
New York Municipal Money Market Fund	1	93.8	—	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.

February 28, 2025	J.P. Morgan Money Market Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Municipal Money Market Fund and New York Municipal Money Market Fund primarily invest in issuers in the states of California and New York, respectively. An issuer’s ability to meet its payment obligations may be affected by economic or political developments in a specific state or region. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Funds’ ability to collect principal and interest, in the event of an issuer’s default, may be limited if the private insurer does not have the wherewithal to satisfy its obligation.
The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers cannot repay their loans.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of February 28, 2025, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Prime Money Market Fund	Liquid Assets Money Market Fund	Securities Lending Money Market Fund	U.S. Treasury Plus Money Market Fund
Canada	10.7%	10.4%	— %	— %
France	11.6	—	33.1	11.7

174	J.P. Morgan Money Market Funds	February 28, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of JPMorgan Trust I, JPMorgan Trust II and JPMorgan Trust IV and Shareholders of JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund, JPMorgan Securities Lending Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Municipal Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Prime Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund (six of the funds constituting JPMorgan Trust I), JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan Municipal Money Market Fund (four of the funds constituting JPMorgan Trust II) and JPMorgan Institutional Tax Free Money Market Fund and JPMorgan Securities Lending Money Market Fund (two of the funds constituting JPMorgan Trust IV) (hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 28, 2025	J.P. Morgan Money Market Funds	175

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended February 28, 2025:
Long-Term Capital Gain Distribution
JPMorgan Institutional Tax Free Money Market Fund	$2
JPMorgan Tax Free Money Market Fund	10
JPMorgan Municipal Money Market Fund	3
JPMorgan California Municipal Money Market Fund	11
JPMorgan New York Municipal Money Market Fund	19
Qualified Interest Income (QII) and Short-Term Capital Gain
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2025:
Qualified Interest Income
JPMorgan Prime Money Market Fund	$2,740,091
JPMorgan Liquid Assets Money Market Fund	1,972,556
JPMorgan U.S. Government Money Market Fund	13,115,669
JPMorgan U.S. Treasury Plus Money Market Fund	2,019,717
JPMorgan Federal Money Market Fund	364,067
JPMorgan 100% U.S. Treasury Securities Money Market Fund	9,847,387
Tax Exempt Income
Each Fund listed below had the following amount, or maximum allowable amount, of dividends paid from investment income that are exempt from federal income tax for the fiscal year ended February 28, 2025:
Exempt Distributions Paid
JPMorgan Institutional Tax Free Money Market Fund	$51,816
JPMorgan Tax Free Money Market Fund	321,536
JPMorgan Municipal Money Market Fund	63,247
JPMorgan California Municipal Money Market Fund	10,515
JPMorgan New York Municipal Money Market Fund	67,982
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2025:
Income from U.S. Treasury Obligations
JPMorgan Prime Money Market Fund	5.3%
JPMorgan Liquid Assets Money Market Fund	3.7
JPMorgan Securities Lending Money Market Fund	6.6
JPMorgan U.S. Government Money Market Fund	34.0
JPMorgan U.S. Treasury Plus Money Market Fund	53.9
JPMorgan Federal Money Market Fund	75.9
JPMorgan 100% U.S. Treasury Securities Money Market Fund	98.4
Interest Dividends
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible to be treated as 163(j) interest dividends for the fiscal year ended February 28, 2025:
Interest Dividends
JPMorgan Prime Money Market Fund	100.0%
JPMorgan Liquid Assets Money Market Fund	100.0
JPMorgan U.S. Government Money Market Fund	100.0
JPMorgan U.S. Treasury Plus Money Market Fund	100.0
JPMorgan Federal Money Market Fund	100.0
JPMorgan 100% U.S. Treasury Securities Money Market Fund	100.0

176	J.P. Morgan Money Market Funds	February 28, 2025

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. February 2025.
AN-MMKT-225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

Annual Financial Statements
J.P. Morgan Income Funds
February 28, 2025
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Floating Rate Income Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Income Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Short Duration Core Plus Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 24.9%
Aerospace & Defense — 0.5%
Airbus SE (France) 3.95%, 4/10/2047 (a)	1,046	863
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	14,745	12,522
5.80%, 10/11/2041 (a)	2,500	2,604
3.00%, 9/15/2050 (a)	5,645	3,786
Boeing Co. (The)
2.75%, 2/1/2026	10,982	10,774
2.20%, 2/4/2026	22,360	21,818
3.10%, 5/1/2026	9,560	9,388
5.04%, 5/1/2027	9,155	9,188
5.15%, 5/1/2030	14,590	14,607
6.39%, 5/1/2031	11,580	12,337
3.60%, 5/1/2034	5,076	4,388
6.53%, 5/1/2034	19,270	20,643
5.71%, 5/1/2040	12,565	12,362
5.81%, 5/1/2050	14,000	13,504
L3Harris Technologies, Inc.
5.25%, 6/1/2031	22,080	22,450
5.40%, 7/31/2033	11,863	12,066
4.85%, 4/27/2035	1,918	1,855
Leidos, Inc.
2.30%, 2/15/2031	8,020	6,908
5.75%, 3/15/2033	8,600	8,854
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	12,774
RTX Corp.
5.15%, 2/27/2033	11,955	12,077
4.50%, 6/1/2042	13,927	12,388
4.15%, 5/15/2045	7,861	6,550
3.75%, 11/1/2046	7,060	5,505
4.35%, 4/15/2047	4,020	3,408
2.82%, 9/1/2051	10,000	6,261
3.03%, 3/15/2052	3,840	2,504
6.40%, 3/15/2054	5,495	6,137
		268,521
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,870	8,713
1.30%, 1/8/2026 (a)	7,365	7,162
1.50%, 6/15/2026 (a)	17,530	16,855
2.38%, 10/15/2027 (a)	9,020	8,502
1.80%, 1/10/2028 (a)	12,950	11,934
4.55%, 9/26/2029 (a)	19,100	18,870
6.38%, 4/8/2030 (a)	9,030	9,573
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued
5.40%, 6/24/2031 (a)	11,887	12,101
4.75%, 9/26/2031 (a)	3,000	2,950
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	12,937	10,906
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	6,615	6,042
		113,608
Banks — 7.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (b)	33,300	33,662
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	17,700	18,145
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	15,800	14,561
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (a) (b)	29,300	29,494
AIB Group plc (Ireland)
(SOFR + 3.46%), 7.58%, 10/14/2026 (a) (b)	21,112	21,471
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	7,745	8,199
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (b)	33,860	34,786
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	2,000	1,948
5.36%, 8/14/2028 (a)	20,760	21,348
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (a) (c)	1,834	1,828
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	6,400	6,120
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.37%, 7/15/2028 (b)	23,400	23,702
5.59%, 8/8/2028	49,600	51,026
5.57%, 1/17/2030	12,200	12,509
5.44%, 7/15/2031	17,400	17,827
6.03%, 1/17/2035	13,800	14,365
Bank of America Corp.
4.25%, 10/22/2026	6,055	6,028
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	21,849	21,941
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	6,250	6,069
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	9,615	9,249
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	1

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (b)	10,025	9,823
(SOFR + 1.58%), 4.38%, 4/27/2028 (b)	26,190	26,030
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (b)	29,628	28,873
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (b)	49,969	48,266
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (b)	7,135	6,996
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	34,400	34,886
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	19,095	17,608
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	53,000	54,860
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	22,915	20,162
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	19,870	17,164
(SOFR + 1.84%), 5.87%, 9/15/2034 (b)	28,820	30,172
(SOFR + 1.65%), 5.47%, 1/23/2035 (b)	22,540	22,922
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	54,117	38,867
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	20,245	20,403
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	34,388	32,968
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	33,280	34,023
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (b)	9,915	9,862
Bank of New Zealand (New Zealand) 5.08%, 1/30/2029 (a)	16,360	16,712
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	26,370	26,513
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	23,810	22,756
5.79%, 7/13/2028 (a)	24,190	25,002
5.54%, 1/22/2030 (a)	13,575	13,961
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	8,500	8,608
(SOFR + 1.88%), 6.50%, 9/13/2027 (b)	52,040	53,363
(SOFR + 1.56%), 4.94%, 9/10/2030 (b)	18,170	18,090
(SOFR + 1.23%), 5.37%, 2/25/2031 (b)	17,715	17,921
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (b)	10,428	9,067
(SOFR + 1.59%), 5.79%, 2/25/2036 (b)	16,020	16,275
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	12,126	12,041
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	4,819	4,684
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	2,500	2,544
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	20,560	20,802
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (b)	13,575	13,832
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (b)	76,360	77,155
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (b)	32,240	33,061
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (b)	12,958	11,345
BPCE SA (France)
1.00%, 1/20/2026 (a)	20,500	19,888
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	11,406	11,206
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	17,265	17,445
4.75%, 7/19/2027 (a)	2,915	2,931
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (b)	23,410	24,068
5.28%, 5/30/2029 (a)	9,560	9,748
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (b)	29,400	30,994
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (b)	11,526	11,776
(SOFR + 1.68%), 5.88%, 1/14/2031 (a) (b)	11,450	11,772
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	15,245	12,901
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (b)	21,875	23,993
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (b)	11,880	12,125
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (b)	14,995	15,652
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	26,140	26,917
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (b)	30,700	31,901
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	3,200	3,345
3.60%, 4/7/2032	8,000	7,346
Citigroup, Inc.
4.40%, 6/10/2025	13,411	13,396
4.30%, 11/20/2026	6,200	6,175
4.45%, 9/29/2027	1,491	1,482
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (b)	12,240	12,080
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	41,323	40,346
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (b)	11,100	10,769
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (b)	6,399	6,290
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	21,204	20,888
(SOFR + 1.35%), 3.06%, 1/25/2033 (b)	3,330	2,925
(SOFR + 2.34%), 6.27%, 11/17/2033 (b)	50,000	53,401
(SOFR + 1.45%), 5.45%, 6/11/2035 (b)	31,800	32,269
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.38%), 2.90%, 11/3/2042 (b)	1,901	1,364
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	7,084
3.75%, 7/21/2026	8,564	8,444
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (b)	12,800	12,530
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	4,405	4,404
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	15,810	15,682
5.59%, 7/5/2026 (a)	12,885	13,076
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	8,688	8,428
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	15,002	15,181
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	13,890	14,550
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (b)	13,418	13,634
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (b)	45,845	47,054
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (b)	15,845	16,105
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	29,115	29,986
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	10,433	10,292
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (a) (b)	13,405	13,429
Discover Bank 4.25%, 3/13/2026	8,109	8,066
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (b)	22,075	20,762
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	21,595	21,996
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (b)	8,401	8,651
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	2,400	2,390
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	4,932	4,920
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (b)	17,888	17,641
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	25,865	24,135
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	13,465	12,328
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	43,090	43,498
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.29%), 5.13%, 3/3/2031 (b)	11,185	11,208
(SOFR + 1.95%), 2.36%, 8/18/2031 (b)	20,470	17,781
(SOFR + 1.41%), 2.87%, 11/22/2032 (b)	13,085	11,358
(SOFR + 2.65%), 6.33%, 3/9/2044 (b)	3,840	4,147
Huntington Bancshares, Inc.
(SOFR + 1.28%), 5.27%, 1/15/2031 (b)	17,160	17,385
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (b)	13,000	13,257
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,543
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	8,840	8,577
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	7,083	7,232
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (a) (b)	36,960	39,484
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (b)	26,465	26,596
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	3,780	3,644
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	4,700	4,686
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	15,180	15,173
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	12,150	11,720
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	6,805	6,893
4.38%, 3/22/2028	6,745	6,670
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (b)	19,370	19,758
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	17,660	16,951
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (b)	14,590	13,923
2.05%, 7/17/2030	23,420	20,401
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	13,350	13,279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	16,739	16,075
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	3

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (b)	11,274	10,392
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (b)	26,000	27,042
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (b)	15,000	15,596
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	11,867	11,904
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	8,000	8,151
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	8,560	8,664
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (b)	29,653	29,706
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (b)	4,480	4,620
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (b)	14,835	14,937
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (b)	25,946	25,487
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (b)	41,515	42,682
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	20,945	21,478
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	16,730	17,050
PNC Financial Services Group, Inc. (The) (SOFR + 1.26%), 4.81%, 10/21/2032 (b)	21,370	21,191
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (b)	34,180	33,992
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (b)	29,735	30,774
(SOFR + 2.14%), 6.34%, 5/31/2035 (b)	14,000	14,554
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	35,774	36,274
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	14,830	14,245
(SOFR + 2.60%), 6.53%, 1/10/2029 (b)	45,000	46,879
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (b)	20,755	20,506
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (b)	34,925	35,712
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	20,735	20,717
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	8,995	8,768
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	20,000	20,261
5.25%, 2/19/2027 (a)	25,708	25,867
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	7,650	7,356
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (b)	20,000	20,758
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (b)	36,200	36,772
3.00%, 1/22/2030 (a)	6,844	6,241
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	31,110	26,904
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (b)	36,630	37,630
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (a) (b)	12,891	13,689
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (b)	16,372	16,777
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	30,497	29,669
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	23,375	23,792
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (b)	24,370	24,756
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (b)	14,935	14,934
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (b)	60,986	62,744
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	2,517	2,460
5.72%, 9/14/2028	34,240	35,450
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
3.04%, 7/16/2029	25,422	23,708
5.71%, 1/13/2030	23,065	24,033
5.24%, 4/15/2030	23,100	23,562
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	15,305	15,731
5.30%, 1/30/2032	25,100	25,554
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (b)	27,075	27,547
(SOFR + 2.45%), 7.16%, 10/30/2029 (b)	20,190	21,744
(SOFR + 1.85%), 5.12%, 1/26/2034 (b)	12,630	12,500
(SOFR + 2.36%), 5.87%, 6/8/2034 (b)	10,000	10,385
(SOFR + 1.92%), 5.71%, 1/24/2035 (b)	10,759	11,065
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	14,000	13,824
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	10,885	10,509
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (b)	12,600	12,949
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,908
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	48,610	49,843
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	46,180	48,569
(SOFR + 1.50%), 5.20%, 1/23/2030 (b)	22,315	22,631
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	16,715	17,053
(SOFR + 1.38%), 5.21%, 12/3/2035 (b)	71,990	71,799
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	11,119	8,421
(SOFR + 2.13%), 4.61%, 4/25/2053 (b)	2,800	2,431
		3,774,442
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	21,807	21,155
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	605	636
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	5,933	5,429
1.85%, 9/1/2032	11,205	9,076
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	4,901
4.50%, 5/9/2047	3,680	3,110
5.25%, 11/15/2048	3,091	2,885
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Beverages — continued
Keurig Dr. Pepper, Inc. 3.20%, 5/1/2030	13,500	12,530
Molson Coors Beverage Co. 4.20%, 7/15/2046	20,196	16,668
		76,390
Biotechnology — 0.5%
AbbVie, Inc.
5.05%, 3/15/2034	10,770	10,885
4.55%, 3/15/2035	3,881	3,759
4.50%, 5/14/2035	15,614	15,050
4.05%, 11/21/2039	33,708	29,848
4.63%, 10/1/2042	9,850	9,104
4.40%, 11/6/2042	12,902	11,611
4.75%, 3/15/2045	7,000	6,497
4.45%, 5/14/2046	2,145	1,903
4.25%, 11/21/2049	10,194	8,665
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,626
3.15%, 2/21/2040	24,700	19,135
5.60%, 3/2/2043	23,181	23,351
4.66%, 6/15/2051	17,300	15,130
5.75%, 3/2/2063	7,500	7,511
Baxalta, Inc. 5.25%, 6/23/2045	327	314
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	7,818
2.60%, 10/1/2040	64,665	46,789
		234,996
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	8,546
3.95%, 4/13/2052	27,400	22,374
3.25%, 5/12/2061	7,000	4,718
		35,638
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	5,820	5,014
6.50%, 8/15/2032	10,095	10,923
4.50%, 5/15/2047	3,130	2,654
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	10,603
		29,194
Capital Markets — 1.8%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (b)	19,650	21,638
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	5

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	3,107	2,690
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,600
4.85%, 3/29/2029	5,160	5,187
4.70%, 9/20/2047	1,075	955
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	8,630	8,471
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	14,135	14,572
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	4,955	4,753
(SOFR + 1.59%), 5.71%, 2/8/2028 (b)	8,188	8,313
(SOFR + 1.21%), 5.37%, 1/10/2029 (b)	24,880	25,108
(SOFR + 3.18%), 6.72%, 1/18/2029 (b)	25,341	26,528
5.41%, 5/10/2029	16,725	17,141
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	11,195	11,897
(SOFR + 1.70%), 5.00%, 9/11/2030 (b)	6,960	6,928
(SOFR + 3.04%), 3.55%, 9/18/2031 (b)	5,900	5,446
(SOFR + 1.72%), 3.04%, 5/28/2032 (b)	11,977	10,534
(SOFR + 2.05%), 5.40%, 9/11/2035 (b)	7,175	7,034
FMR LLC 6.45%, 11/15/2039 (a)	2,242	2,538
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	10,573	10,537
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	23,250	23,360
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	32,000	30,993
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	14,889	14,262
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	15,385	15,077
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (b)	47,377	46,369
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (b)	18,675	18,203
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	26,250	27,751
(SOFR + 1.21%), 5.05%, 7/23/2030 (b)	25,535	25,712
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	11,700	10,219
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	12,855	11,026
(SOFR + 1.55%), 5.33%, 7/23/2035 (b)	53,955	53,985
6.75%, 10/1/2037	1,435	1,571
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	4,600	4,012
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (b)	16,126	14,614
(SOFR + 1.51%), 3.21%, 4/22/2042 (b)	1,000	755
(SOFR + 1.63%), 3.44%, 2/24/2043 (b)	5,469	4,232
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,860
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (b) (c)	8,095	7,114
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	6,735	6,549
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	17,658	17,589
4.35%, 9/8/2026	1,640	1,634
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	5,806	5,583
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	7,397	7,220
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	19,325	19,574
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	12,760	12,922
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	13,630	13,948
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (b)	17,528	17,301
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	4,930	5,078
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	16,015	16,143
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	11,200	9,382
(SOFR + 1.87%), 5.25%, 4/21/2034 (b)	28,395	28,567
(SOFR + 1.88%), 5.42%, 7/21/2034 (b)	9,295	9,457
(SOFR + 1.73%), 5.47%, 1/18/2035 (b)	11,146	11,328
(SOFR + 1.56%), 5.32%, 7/19/2035 (b)	21,675	21,759
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (b)	10,600	9,846
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	9,350	7,121
Nasdaq, Inc. 5.55%, 2/15/2034	7,712	7,992
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	12,180	10,870
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (b)	2,762	2,670
S&P Global, Inc. 2.90%, 3/1/2032	13,602	12,094
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (b)	9,010	8,916
UBS AG (Switzerland) 7.50%, 2/15/2028	3,598	3,889
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	9,320	9,260
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	24,200	23,471
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (b)	2,991	2,925
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (b)	14,521	14,805
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	8,470	8,716
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (b)	24,790	26,739
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (b)	10,000	12,339
		872,672
Chemicals — 0.1%
Albemarle Corp.
5.05%, 6/1/2032	4,336	4,211
5.45%, 12/1/2044	3,800	3,495
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,502
4.95%, 6/1/2043	16,825	15,128
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	249
DuPont de Nemours, Inc. 5.32%, 11/15/2038	7,450	7,749
LYB International Finance BV 4.88%, 3/15/2044	3,223	2,848
LYB International Finance III LLC 4.20%, 10/15/2049	4,468	3,451
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,939
5.25%, 1/15/2045	4,729	4,473
5.00%, 4/1/2049	4,150	3,788
Union Carbide Corp. 7.75%, 10/1/2096	2,719	3,375
		58,208
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	25,300	25,783
6.32%, 12/4/2028 (a)	25,788	27,198
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,362
		55,343
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	14,551
3.05%, 10/1/2041	3,330	2,376
		16,927
Construction Materials — 0.0% ^
CRH America, Inc.
3.88%, 5/18/2025 (a)	2,811	2,803
5.13%, 5/18/2045 (a)	6,052	5,762
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	5,646
		14,211
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	13,141	13,201
4.45%, 10/1/2025	4,342	4,335
2.45%, 10/29/2026	39,380	37,974
3.00%, 10/29/2028	12,605	11,839
5.10%, 1/19/2029	3,835	3,873
4.63%, 9/10/2029	22,915	22,678
Aircastle Ltd.
5.25%, 3/15/2030 (a)	150	151
5.75%, 10/1/2031 (a)	11,525	11,801
American Express Co.
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (b)	14,285	14,463
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (b)	5,720	5,825
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	41,007	41,164
2.13%, 2/21/2026 (a)	28,294	27,531
4.25%, 4/15/2026 (a)	56,405	55,963
4.38%, 5/1/2026 (a)	29,066	28,878
2.53%, 11/18/2027 (a)	110,463	103,306
4.95%, 1/15/2028 (a)	12,000	11,956
6.38%, 5/4/2028 (a)	10,555	10,938
5.75%, 3/1/2029 (a)	21,105	21,544
5.75%, 11/15/2029 (a)	32,420	33,050
5.15%, 1/15/2030 (a)	19,965	19,791
Capital One Financial Corp.
4.20%, 10/29/2025	3,000	2,989
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	2,798	2,668
(SOFR + 2.64%), 6.31%, 6/8/2029 (b)	29,565	30,801
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	16,445	14,054
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,538
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (a)	11,200	11,296
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (a)	27,694	28,685
5.15%, 3/17/2030 (a)	14,928	14,803
6.50%, 3/26/2031 (a)	13,550	14,154
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (a)	13,025	13,459
		622,708
Consumer Staples Distribution & Retail — 0.1%
CVS Pass-Through Trust 7.51%, 1/10/2032 (a)	3,554	3,806
Kroger Co. (The)
5.00%, 9/15/2034	9,140	9,015
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	7

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
5.40%, 7/15/2040	829	820
5.00%, 4/15/2042	9,000	8,454
3.88%, 10/15/2046	11,000	8,547
5.50%, 9/15/2054	6,950	6,752
		37,394
Containers & Packaging — 0.0% ^
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035 (a)	5,760	5,846
WRKCo, Inc.
3.75%, 3/15/2025	7,570	7,565
3.90%, 6/1/2028	2,870	2,804
		16,215
Diversified — 0.2%
Ygrene Energy Fund, Inc. 8.50%, 7/25/2045 ‡ (a)	106,088	106,088
Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	7,257
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,402
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,398
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,673
		24,730
Diversified REITs — 0.1%
Safehold GL Holdings LLC
2.80%, 6/15/2031	12,000	10,541
2.85%, 1/15/2032	2,972	2,568
Simon Property Group LP 3.25%, 9/13/2049	12,865	8,991
WP Carey, Inc.
4.25%, 10/1/2026	4,970	4,942
2.45%, 2/1/2032	10,980	9,322
2.25%, 4/1/2033	12,000	9,684
		46,048
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,259
2.75%, 6/1/2031	18,585	16,506
2.25%, 2/1/2032	26,520	22,361
3.50%, 6/1/2041	35,836	28,161
3.65%, 6/1/2051	16,997	12,364
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
3.55%, 9/15/2055	25,312	17,552
3.80%, 12/1/2057	4,454	3,199
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (a)	4,657	3,476
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	2,087	1,941
Sprint Capital Corp. 6.88%, 11/15/2028	11,302	12,089
Verizon Communications, Inc.
1.68%, 10/30/2030	2,840	2,413
2.55%, 3/21/2031	25,000	21,993
4.78%, 2/15/2035 (a)	19,409	18,952
2.65%, 11/20/2040	27,316	19,389
3.40%, 3/22/2041	7,000	5,479
3.70%, 3/22/2061	6,890	4,893
		194,027
Electric Utilities — 2.9%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	2,765
3.15%, 9/15/2049	2,680	1,819
5.40%, 3/15/2053	4,030	3,964
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,072
6.00%, 3/1/2039	769	821
4.10%, 1/15/2042	923	778
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	4,074
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,815
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (a)	1,500	1,478
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	2,795
3.20%, 9/15/2049	8,020	5,463
2.90%, 6/15/2050	7,770	5,010
5.65%, 6/1/2054	17,320	17,347
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	852
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	3,890	3,742
5.95%, 12/15/2036	840	874
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	2,781
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	4,231	4,329
DTE Electric Co.
2.95%, 3/1/2050	8,800	5,956
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series B, 3.65%, 3/1/2052	1,146	869
5.40%, 4/1/2053	934	937
DTE Electric Securitization Funding II LLC
Series A-1, 5.97%, 3/1/2032	17,309	18,144
Series A-2, 6.09%, 9/1/2037	18,650	20,262
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,228	1,066
5.40%, 1/15/2054	9,705	9,551
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,346
3.75%, 9/1/2046	16,415	12,437
6.10%, 9/15/2053	26,040	27,108
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,447
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,469
Series YYY, 3.25%, 10/1/2049	6,895	4,773
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,523
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,593
4.10%, 3/15/2043	1,569	1,324
4.15%, 12/1/2044	2,258	1,891
3.70%, 10/15/2046	1,616	1,230
2.90%, 8/15/2051	9,495	6,084
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	4,175
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (a)	8,002	7,749
2.78%, 1/7/2032 (a)	6,275	5,373
Edison International
5.75%, 6/15/2027	2,000	2,004
4.13%, 3/15/2028	6,730	6,411
5.25%, 11/15/2028	15,800	15,416
Electricite de France SA (France) 5.95%, 4/22/2034 (a)	19,275	20,068
Emera US Finance LP (Canada) 4.75%, 6/15/2046	24,295	20,770
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (a)	4,500	4,333
5.13%, 6/26/2029 (a)	15,935	16,078
5.50%, 6/26/2034 (a)	22,930	23,186
6.00%, 10/7/2039 (a)	897	922
Entergy Arkansas LLC
2.65%, 6/15/2051	8,425	5,155
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
5.75%, 6/1/2054	6,750	6,912
Entergy Corp. 2.95%, 9/1/2026	2,469	2,412
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,827
3.25%, 4/1/2028	1,551	1,494
3.05%, 6/1/2031	4,606	4,193
4.00%, 3/15/2033	3,430	3,214
5.80%, 3/15/2055	17,840	18,207
Entergy Mississippi LLC 5.85%, 6/1/2054	12,395	12,813
Entergy Texas, Inc. 5.80%, 9/1/2053	8,450	8,685
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	11,022	11,180
Evergy, Inc. 2.90%, 9/15/2029	14,800	13,663
Exelon Corp.
3.40%, 4/15/2026	1,177	1,163
5.30%, 3/15/2033	13,000	13,241
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	51,620	49,927
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/2028 (a)	1,570	1,511
5.20%, 4/1/2028 (a)	2,400	2,433
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (a)	8,353	8,197
4.55%, 4/1/2049 (a)	830	721
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,514
5.30%, 4/1/2053	9,410	9,229
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	12,082
Interstate Power and Light Co. 4.95%, 9/30/2034	8,615	8,471
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	6,820	6,217
5.40%, 6/1/2033 (a)	5,000	5,046
5.65%, 5/9/2034 (a)	18,040	18,497
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	6,154	6,122
5.10%, 1/15/2035 (a)	8,680	8,620
6.15%, 6/1/2037	1,740	1,849
Massachusetts Electric Co. 4.00%, 8/15/2046 (a)	4,957	3,951
MidAmerican Energy Co. 5.85%, 9/15/2054	10,500	10,970
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	12,530	12,332
Monongahela Power Co. 5.85%, 2/15/2034 (a)	7,920	8,231
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	772
5.38%, 9/15/2040	1,287	1,290
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	9

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.45%, 5/15/2041	3,354	3,326
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	3,024	2,332
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	10,380	10,429
3.55%, 5/1/2027	2,239	2,194
5.25%, 2/28/2053	11,030	10,316
5.55%, 3/15/2054	45,000	43,675
Niagara Mohawk Power Corp. 5.66%, 1/17/2054 (a)	8,540	8,504
Northern States Power Co. 5.10%, 5/15/2053	15,470	14,703
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	8,422	8,234
2.45%, 12/2/2027 (a)	13,055	12,233
OGE Energy Corp. 5.45%, 5/15/2029	7,110	7,296
Ohio Edison Co. 6.88%, 7/15/2036	780	881
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	1,076	1,121
4.95%, 9/15/2052	19,830	18,071
Pacific Gas and Electric Co.
3.45%, 7/1/2025	8,635	8,586
2.95%, 3/1/2026	5,955	5,848
3.75%, 7/1/2028	7,665	7,366
6.10%, 1/15/2029	28,870	29,770
6.40%, 6/15/2033	33,829	35,722
5.80%, 5/15/2034	21,651	22,041
4.45%, 4/15/2042	5,700	4,786
3.75%, 8/15/2042 (d)	2,882	2,202
4.30%, 3/15/2045	18,688	14,918
4.00%, 12/1/2046	5,000	3,801
6.75%, 1/15/2053	7,990	8,602
5.90%, 10/1/2054	18,445	18,035
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	5,000	5,280
PECO Energy Co. 2.80%, 6/15/2050	6,430	4,155
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,001
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	22,380	22,696
Series A-3, 5.54%, 7/15/2047	8,670	8,760
Series A-3, 5.53%, 6/1/2049	26,600	26,967
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	9,985
Series A-4, 5.21%, 12/1/2047	9,600	9,361
Series A-5, 4.67%, 12/1/2051	2,170	1,949
Series A-5, 5.10%, 6/1/2052	26,355	25,327
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
PNM Energy Transition Bond Co. I LLC Series A-1, 5.64%, 8/15/2040	26,389	27,253
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,331
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	6,807
5.25%, 5/15/2053	14,285	14,079
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,916
Public Service Co. of Colorado
3.55%, 6/15/2046	1,175	860
5.25%, 4/1/2053	10,460	9,909
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,710
5.20%, 1/15/2035	6,205	6,135
Series G, 6.63%, 11/15/2037	3,901	4,213
Series K, 3.15%, 8/15/2051	12,330	8,152
Public Service Electric and Gas Co. 5.38%, 11/1/2039	1,021	1,039
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	22,166	22,682
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	7,129
Series A-1, 4.70%, 6/15/2040	16,684	16,173
Series A-3, 2.51%, 11/15/2043	7,950	5,487
Series A-2, 5.11%, 12/15/2047	6,495	6,285
Sierra Pacific Power Co. 5.90%, 3/15/2054	20,270	20,870
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	16,884	16,906
Series A2, 5.17%, 5/15/2041	6,960	6,941
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	4,300	4,162
6.00%, 1/15/2034	895	926
5.20%, 6/1/2034	14,150	13,874
6.05%, 3/15/2039	2,197	2,239
3.90%, 12/1/2041	3,408	2,660
Series C, 4.13%, 3/1/2048	1,800	1,383
Series 20A, 2.95%, 2/1/2051	3,000	1,874
5.70%, 3/1/2053	5,545	5,319
5.88%, 12/1/2053	25,400	24,893
5.75%, 4/15/2054	13,500	12,979
5.90%, 3/1/2055	12,515	12,414
Southern Co. (The)
5.50%, 3/15/2029	9,400	9,685
5.20%, 6/15/2033	2,370	2,382
5.70%, 3/15/2034	28,704	29,731
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,377
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,248
Union Electric Co.
5.20%, 4/1/2034	13,540	13,711
4.00%, 4/1/2048	1,600	1,284
3.90%, 4/1/2052	6,367	5,005
5.45%, 3/15/2053	11,765	11,581
5.13%, 3/15/2055	8,335	7,858
Virginia Electric and Power Co. Series A, 6.00%, 5/15/2037	2,100	2,222
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	8,150	8,239
Vistra Operations Co. LLC
6.95%, 10/15/2033 (a)	2,981	3,248
6.00%, 4/15/2034 (a)	4,203	4,306
5.70%, 12/30/2034 (a)	13,240	13,305
Xcel Energy, Inc. 4.80%, 9/15/2041	829	743
		1,428,413
Electronic Equipment, Instruments & Components — 0.0% ^
Corning, Inc. 5.35%, 11/15/2048	6,270	6,056
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.85%, 11/15/2035	3,583	3,476
4.75%, 8/1/2043	2,375	2,127
7.60%, 8/15/2096 (a)	2,242	2,693
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	8,627	8,459
		16,755
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.55%, 4/14/2025	3,599	3,593
Financial Services — 0.3%
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (a)	6,500	6,331
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	13,046
3.85%, 4/5/2029	9,710	9,361
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,927
4.40%, 7/1/2049	5,835	4,901
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,362
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Financial Services — continued
2.90%, 11/15/2031	9,690	8,501
5.95%, 8/15/2052	3,625	3,620
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	30,170	27,896
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	11,940	12,159
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	11,000	10,630
(3-MONTH SOFR + 1.86%), 3.96%, 7/18/2030 (a) (b)	26,080	25,132
Siemens Financieringsmaatschappij NV (Germany)
4.40%, 5/27/2045 (a)	3,421	3,067
3.30%, 9/15/2046 (a)	3,050	2,276
		139,209
Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (a)	3,406	3,527
5.38%, 1/9/2036 (a)	5,080	5,043
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,772
4.20%, 9/17/2029	24,938	24,489
2.75%, 5/14/2031	22,130	19,657
Cargill, Inc. 4.38%, 4/22/2052 (a)	5,890	5,040
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	3,291
J M Smucker Co. (The)
6.20%, 11/15/2033	11,635	12,456
6.50%, 11/15/2053	8,575	9,459
JBS USA Holding Lux SARL
3.75%, 12/1/2031	15,000	13,629
6.75%, 3/15/2034	24,808	26,898
JBS USA LUX SARL
5.95%, 4/20/2035 (a)	8,980	9,267
6.38%, 2/25/2055 (a)	16,735	17,433
Kraft Heinz Foods Co. 4.38%, 6/1/2046	8,568	7,165
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	955	864
The Campbell's Co. 3.13%, 4/24/2050	4,828	3,237
Tyson Foods, Inc. 5.70%, 3/15/2034	10,200	10,500
		179,727
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	6,158
4.13%, 10/15/2044	1,750	1,470
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	11

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
4.13%, 3/15/2049	6,000	4,867
Boston Gas Co. 4.49%, 2/15/2042 (a)	2,201	1,888
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	5,620	5,417
4.27%, 3/15/2048 (a)	6,500	5,176
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	4,242	4,128
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	1,700	1,624
5.05%, 5/15/2052	7,979	7,165
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,465
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,737
		47,095
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	1,166	1,401
5.75%, 5/1/2040	3,244	3,426
5.40%, 6/1/2041	9,266	9,360
4.40%, 3/15/2042	2,010	1,798
4.38%, 9/1/2042	4,018	3,588
5.15%, 9/1/2043	3,380	3,340
4.70%, 9/1/2045	3,150	2,888
3.55%, 2/15/2050	5,584	4,202
5.50%, 3/15/2055	7,160	7,283
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,249
CSX Corp.
5.50%, 4/15/2041	3,498	3,568
4.10%, 3/15/2044	1,515	1,291
4.75%, 11/15/2048	8,165	7,437
3.35%, 9/15/2049	2,710	1,950
ERAC USA Finance LLC
5.00%, 2/15/2029 (a)	15,410	15,612
5.20%, 10/30/2034 (a)	7,330	7,415
7.00%, 10/15/2037 (a)	425	488
5.63%, 3/15/2042 (a)	3,104	3,180
Norfolk Southern Corp.
3.95%, 10/1/2042	2,888	2,397
4.05%, 8/15/2052	5,192	4,126
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	3,095	3,094
5.70%, 2/1/2028 (a)	5,175	5,307
6.05%, 8/1/2028 (a)	22,980	23,870
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — continued
5.25%, 7/1/2029 (a)	2,500	2,536
5.25%, 2/1/2030 (a)	3,000	3,044
Uber Technologies, Inc. 4.80%, 9/15/2034	13,210	12,879
Union Pacific Corp.
3.95%, 8/15/2059	6,000	4,575
4.10%, 9/15/2067	1,962	1,497
		143,801
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	2,098	1,611
Boston Scientific Corp.
6.50%, 11/15/2035 (d)	14,000	15,748
4.55%, 3/1/2039	5,011	4,734
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	5,665
Solventum Corp. 5.60%, 3/23/2034	26,344	26,967
		54,725
Health Care Providers & Services — 1.1%
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,223
4.50%, 5/15/2042	1,777	1,498
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	13,633
Banner Health 1.90%, 1/1/2031	13,950	11,960
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,606
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,756
Cardinal Health, Inc. 5.45%, 2/15/2034	7,500	7,628
Cencora, Inc. 5.13%, 2/15/2034	30,700	30,723
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	9,011
Cigna Group (The)
5.13%, 5/15/2031	20,860	21,154
4.80%, 7/15/2046	1,904	1,678
CommonSpirit Health
1.55%, 10/1/2025	6,210	6,096
2.78%, 10/1/2030	6,205	5,566
4.19%, 10/1/2049	5,540	4,487
3.91%, 10/1/2050	6,600	5,061
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,587
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,090
5.13%, 2/21/2030	8,553	8,590
5.25%, 2/21/2033	22,000	21,794
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.88%, 7/20/2035	3,500	3,309
5.05%, 3/25/2048	23,852	20,684
CVS Pass-Through Trust Series 2013, 4.70%, 1/10/2036 (a)	7,391	6,986
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,416
4.63%, 5/15/2042	3,477	3,088
4.65%, 1/15/2043	3,394	3,025
4.65%, 8/15/2044	4,149	3,672
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	7,344
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	17,060
HCA, Inc.
5.60%, 4/1/2034	28,350	28,597
5.75%, 3/1/2035	32,615	33,203
5.13%, 6/15/2039	4,805	4,524
5.50%, 6/15/2047	17,500	16,389
3.50%, 7/15/2051	6,831	4,602
4.63%, 3/15/2052	27,825	22,614
5.95%, 9/15/2054	12,475	12,243
6.10%, 4/1/2064	17,625	17,391
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,517
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,313
Memorial Health Services 3.45%, 11/1/2049	25,595	19,058
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,824
Mount Sinai Hospital (The) Series 2017, 3.98%, 7/1/2048	2,747	2,038
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	3,874
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,757
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,656
Series 2020, 3.38%, 7/1/2055	9,170	6,589
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	17,701
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,665
6.40%, 11/30/2033	11,460	12,523
Sutter Health 5.55%, 8/15/2053	5,000	5,232
Texas Health Resources
2.33%, 11/15/2050	6,717	3,976
4.33%, 11/15/2055	4,275	3,704
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	15,753
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,798
UnitedHealth Group, Inc.
3.50%, 8/15/2039	8,210	6,713
2.75%, 5/15/2040	4,800	3,490
3.25%, 5/15/2051	9,695	6,624
5.88%, 2/15/2053	9,740	10,059
5.05%, 4/15/2053	19,000	17,472
		544,624
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,180
1.88%, 2/1/2033	12,120	9,560
5.25%, 5/15/2036	14,260	14,182
4.00%, 2/1/2050	9,430	7,292
5.15%, 4/15/2053	2,800	2,578
DOC DR LLC
4.30%, 3/15/2027	4,500	4,471
3.95%, 1/15/2028	2,100	2,060
2.63%, 11/1/2031	6,195	5,364
Healthcare Realty Holdings LP
3.10%, 2/15/2030	16,814	15,386
2.00%, 3/15/2031	8,000	6,739
Sabra Health Care LP 3.20%, 12/1/2031	9,610	8,452
Ventas Realty LP
4.13%, 1/15/2026	770	766
3.25%, 10/15/2026	7,254	7,100
3.85%, 4/1/2027	4,308	4,241
Welltower OP LLC
3.10%, 1/15/2030	2,920	2,712
6.50%, 3/15/2041	460	509
4.95%, 9/1/2048	5,000	4,712
		98,304
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,381
4.45%, 3/1/2047	3,210	2,775
		9,156
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II 7.47%, 7/31/2028 (a)	25,600	27,266
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	13

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Constellation Energy Generation LLC
3.25%, 6/1/2025	11,035	10,987
5.80%, 3/1/2033	4,555	4,725
6.25%, 10/1/2039	18,303	19,338
5.75%, 10/1/2041	15,265	15,217
6.50%, 10/1/2053	3,470	3,732
Southern Power Co. 5.15%, 9/15/2041	7,079	6,784
		88,049
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	23,400	22,566
Industrial REITs — 0.1%
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (a)	11,095	11,069
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	5,157	4,990
Prologis LP
2.25%, 4/15/2030	3,830	3,415
4.75%, 6/15/2033	5,000	4,929
		24,403
Insurance — 0.8%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	7,535	5,840
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (a)	8,295	9,139
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,541
Aon North America, Inc.
5.45%, 3/1/2034	34,340	35,128
5.75%, 3/1/2054	30,050	30,434
Arthur J Gallagher & Co. 5.75%, 7/15/2054	9,570	9,672
Athene Global Funding
1.45%, 1/8/2026 (a)	13,850	13,493
2.95%, 11/12/2026 (a)	42,215	41,025
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	12,303
4.30%, 5/15/2043	2,795	2,493
3.85%, 3/15/2052	24,230	18,876
CNO Global Funding 1.75%, 10/7/2026 (a)	11,240	10,733
Corebridge Global Funding 5.90%, 9/19/2028 (a)	18,170	18,902
F&G Annuities & Life, Inc.
7.40%, 1/13/2028	10,949	11,471
6.50%, 6/4/2029	9,165	9,438
F&G Global Funding
1.75%, 6/30/2026 (a)	12,780	12,291
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
5.88%, 6/10/2027 (a)	12,000	12,244
Five Corners Funding Trust II 2.85%, 5/15/2030 (a)	15,000	13,655
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (a)	6,450	4,518
4.85%, 1/24/2077 (a)	1,663	1,462
Hartford Insurance Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,412
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (a)	1,350	1,356
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,744
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (a)	18,500	18,759
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (a)	7,900	9,075
New York Life Insurance Co.
3.75%, 5/15/2050 (a)	9,600	7,259
4.45%, 5/15/2069 (a)	11,250	9,024
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	12,520	11,494
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (b)	3,766	3,078
Pine Street Trust III 6.22%, 5/15/2054 (a)	21,750	22,808
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,308
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	16,987	15,667
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b)	2,600	2,588
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	3,653	3,358
4.27%, 5/15/2047 (a)	5,480	4,559
		406,147
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	30,000	30,838
5.40%, 8/15/2054	11,965	11,923
		42,761
IT Services — 0.1%
Accenture Capital, Inc.
4.25%, 10/4/2031	21,060	20,609
4.50%, 10/4/2034	14,250	13,826
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	13,467
2.30%, 9/14/2031	10,000	8,534
		56,436
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	4,895
Machinery — 0.0% ^
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,710
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,348
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,384
		16,442
Media — 0.4%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,454
5.38%, 4/1/2038	4,923	4,501
3.50%, 6/1/2041	12,020	8,481
3.50%, 3/1/2042	7,800	5,455
4.80%, 3/1/2050	13,160	10,186
3.70%, 4/1/2051	27,270	17,648
3.90%, 6/1/2052	9,380	6,231
Comcast Corp.
4.25%, 1/15/2033	16,564	15,733
5.30%, 6/1/2034	3,950	4,016
4.20%, 8/15/2034	3,361	3,137
3.25%, 11/1/2039	19,265	15,065
3.75%, 4/1/2040	8,535	7,079
4.00%, 11/1/2049	5,553	4,332
3.45%, 2/1/2050	8,500	6,024
2.80%, 1/15/2051	24,803	15,276
2.89%, 11/1/2051	14,886	9,341
4.05%, 11/1/2052	1,350	1,044
5.35%, 5/15/2053	4,960	4,712
2.94%, 11/1/2056	15,473	9,317
2.99%, 11/1/2063	962	559
Cox Communications, Inc.
3.35%, 9/15/2026 (a)	3,046	2,989
2.95%, 10/1/2050 (a)	8,375	4,952
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	767	648
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,287
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,499
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,320
7.30%, 7/1/2038	2,197	2,324
6.75%, 6/15/2039	1,794	1,813
5.88%, 11/15/2040	7,325	6,790
5.50%, 9/1/2041	6,940	6,137
		185,350
Metals & Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia) 5.13%, 2/21/2032	11,735	11,887
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	17,281	17,924
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (a)	16,105	14,226
5.63%, 4/4/2034 (a)	21,000	21,297
Newmont Corp. 3.25%, 5/13/2030	5,845	5,471
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	4,897
3.25%, 10/15/2050	3,519	2,418
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	25,575
		103,695
Multi-Utilities — 0.3%
CMS Energy Corp.
3.00%, 5/15/2026	3,458	3,392
2.95%, 2/15/2027	2,426	2,354
3.45%, 8/15/2027	1,250	1,220
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,852
Series 2017, 3.88%, 6/15/2047	3,355	2,622
4.50%, 5/15/2058	1,724	1,429
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,608
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,219
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,882
Series F, 5.25%, 8/1/2033	5,067	5,067
7.00%, 6/15/2038	1,076	1,226
Series C, 4.90%, 8/1/2041	1,840	1,682
Engie SA (France) 5.63%, 4/10/2034 (a)	13,225	13,505
National Grid plc (United Kingdom) 5.42%, 1/11/2034	21,700	22,004
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (a)	2,326	2,270
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	15

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
NiSource, Inc.
2.95%, 9/1/2029	7,940	7,385
5.80%, 2/1/2042	6,726	6,752
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	7,867
Public Service Enterprise Group, Inc.
1.60%, 8/15/2030	15,540	13,200
5.45%, 4/1/2034	7,700	7,821
Puget Energy, Inc. 2.38%, 6/15/2028	6,522	6,055
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	9,894
San Diego Gas & Electric Co.
Series FFF, 6.13%, 9/15/2037	973	1,027
3.95%, 11/15/2041	2,690	2,180
2.95%, 8/15/2051	17,150	11,089
5.35%, 4/1/2053	3,000	2,882
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	1,690	1,663
5.75%, 9/15/2033	12,830	13,305
5.88%, 3/15/2041	10,518	10,818
4.40%, 6/1/2043	1,392	1,211
3.95%, 10/1/2046	2,136	1,684
4.40%, 5/30/2047	2,274	1,902
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,651	1,643
		172,710
Office REITs — 0.0% ^
COPT Defense Properties LP 2.00%, 1/15/2029	3,440	3,066
Oil, Gas & Consumable Fuels — 1.7%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	6,320	5,890
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	7,325	7,266
BG Energy Capital plc 5.13%, 10/15/2041 (a)	5,781	5,557
Boardwalk Pipelines LP 4.45%, 7/15/2027	3,425	3,399
BP Capital Markets America, Inc.
4.81%, 2/13/2033	10,000	9,871
4.89%, 9/11/2033	21,425	21,158
2.94%, 6/4/2051	25,080	16,122
Cheniere Energy, Inc. 5.65%, 4/15/2034	13,830	14,067
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (a)	3,993	3,977
5.68%, 1/15/2034 (a)	16,276	16,385
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	11,670	12,168
6.04%, 11/15/2033 (a)	11,250	11,751
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
ConocoPhillips Co.
5.30%, 5/15/2053	13,210	12,550
5.50%, 1/15/2055	27,240	26,699
Devon Energy Corp. 5.75%, 9/15/2054	23,770	22,272
DT Midstream, Inc. 4.30%, 4/15/2032 (a)	17,380	16,172
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	10,430	11,102
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,361
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	17,080	17,573
5.63%, 4/5/2034	19,445	19,886
6.70%, 11/15/2053	5,550	6,145
Energy Transfer LP
4.15%, 9/15/2029	14,071	13,681
7.50%, 7/1/2038	2,695	3,110
6.05%, 6/1/2041	4,266	4,321
6.10%, 2/15/2042	7,220	7,322
5.95%, 10/1/2043	3,950	3,948
5.30%, 4/1/2044	1,840	1,700
5.00%, 5/15/2044 (d)	8,600	7,646
6.00%, 6/15/2048	209	208
6.25%, 4/15/2049	5,655	5,788
Eni SpA (Italy)
5.70%, 10/1/2040 (a)	4,843	4,699
5.95%, 5/15/2054 (a)	14,030	13,876
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,301
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035	2,509	2,623
7.55%, 4/15/2038	455	545
5.95%, 2/1/2041	1,259	1,325
4.45%, 2/15/2043	455	398
5.10%, 2/15/2045	1,758	1,656
4.95%, 10/15/2054	1,189	1,077
EQT Corp. 3.90%, 10/1/2027	4,517	4,440
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	11,152
4.11%, 3/1/2046	2,726	2,280
3.10%, 8/16/2049	17,965	12,406
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (a)	9,235	7,273
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	14,981	12,191
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	34,443	33,925
3.45%, 10/15/2027 (a)	12,470	11,975
Kinder Morgan, Inc.
5.00%, 2/1/2029	23,293	23,478
5.20%, 6/1/2033	20,500	20,373
5.05%, 2/15/2046	6,000	5,378
Marathon Petroleum Corp. 4.50%, 4/1/2048	8,270	6,676
MPLX LP 5.50%, 6/1/2034	27,970	28,076
NGPL PipeCo LLC
4.88%, 8/15/2027 (a)	8,486	8,463
3.25%, 7/15/2031 (a)	8,283	7,279
Northern Natural Gas Co. 5.63%, 2/1/2054 (a)	4,550	4,547
Occidental Petroleum Corp.
3.40%, 4/15/2026	2,000	1,966
3.00%, 2/15/2027	5,501	5,306
5.20%, 8/1/2029	6,140	6,171
5.38%, 1/1/2032	5,940	5,896
4.30%, 8/15/2039	9,894	8,113
ONEOK Partners LP 6.65%, 10/1/2036	1,825	1,985
ONEOK, Inc.
4.75%, 10/15/2031	29,725	29,243
5.70%, 11/1/2054	20,000	19,261
Phillips 66 4.88%, 11/15/2044	665	585
Phillips 66 Co.
3.55%, 10/1/2026	1,453	1,432
3.15%, 12/15/2029	8,545	7,969
5.30%, 6/30/2033	17,780	17,931
4.90%, 10/1/2046	6,988	6,149
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	15,719
Plains All American Pipeline LP 5.95%, 6/15/2035	26,070	26,862
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	1,138	1,138
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (a)	4,660	4,558
Shell Finance US, Inc. 4.13%, 5/11/2035	9,000	8,457
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (a)	7,000	7,006
5.03%, 10/1/2029 (a)	8,260	8,215
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	12,032
6.80%, 5/15/2038	1,997	2,183
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	908	882
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	11,788
3.46%, 7/12/2049	12,800	9,288
3.13%, 5/29/2050	20,230	13,805
TransCanada PipeLines Ltd. (Canada) 6.20%, 10/15/2037	6,345	6,669
Valero Energy Corp. 7.50%, 4/15/2032	1,081	1,230
Williams Cos., Inc. (The)
2.60%, 3/15/2031	9,675	8,484
5.65%, 3/15/2033	13,720	14,130
5.60%, 3/15/2035	18,110	18,569
6.00%, 3/15/2055	5,070	5,204
		829,733
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	16,428	15,402
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	9,210	8,774
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,781
4.00%, 9/18/2042	4,270	3,680
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,329
4.55%, 2/20/2048	5,046	4,429
3.70%, 3/15/2052	16,992	12,770
5.55%, 2/22/2054	2,669	2,680
5.65%, 2/22/2064	24,465	24,544
Eli Lilly & Co. 5.00%, 2/9/2054	17,320	16,575
Merck & Co., Inc.
4.00%, 3/7/2049	13,120	10,735
2.75%, 12/10/2051	7,065	4,479
2.90%, 12/10/2061	14,550	8,730
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	15,300	15,155
5.30%, 5/19/2053	36,640	35,428
Royalty Pharma plc 1.20%, 9/2/2025	3,601	3,536
Takeda Pharmaceutical Co. Ltd. (Japan)
2.05%, 3/31/2030	1,200	1,058
3.03%, 7/9/2040	25,815	19,502
5.65%, 7/5/2044	7,762	7,912
3.18%, 7/9/2050	16,452	11,129
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	17

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	2,504	2,477
Zoetis, Inc. 2.00%, 5/15/2030	12,880	11,307
		207,236
Real Estate Management & Development — 0.0% ^
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (a)	7,843	7,687
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	6,562	6,448
		14,135
Residential REITs — 0.1%
Essex Portfolio LP
1.65%, 1/15/2031	8,950	7,491
5.50%, 4/1/2034	6,190	6,304
Mid-America Apartments LP 1.70%, 2/15/2031	5,500	4,647
UDR, Inc.
2.95%, 9/1/2026	3,831	3,740
3.50%, 1/15/2028	1,354	1,311
3.00%, 8/15/2031	4,750	4,252
2.10%, 8/1/2032	5,520	4,509
3.10%, 11/1/2034	6,440	5,404
		37,658
Retail REITs — 0.2%
Brixmor Operating Partnership LP 2.50%, 8/16/2031	6,530	5,620
NNN REIT, Inc.
4.00%, 11/15/2025	5,043	5,019
3.60%, 12/15/2026	5,527	5,452
5.60%, 10/15/2033	7,500	7,669
5.50%, 6/15/2034	9,180	9,326
Realty Income Corp.
3.00%, 1/15/2027	2,243	2,182
4.85%, 3/15/2030	19,270	19,372
1.80%, 3/15/2033	2,865	2,262
Regency Centers LP
4.13%, 3/15/2028	1,755	1,731
2.95%, 9/15/2029	10,600	9,879
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025 (a)	5,595	5,540
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (a) (b)	1,489	1,474
		75,526
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	3,976
Broadcom, Inc.
2.45%, 2/15/2031 (a)	31,809	27,944
5.15%, 11/15/2031	16,770	17,059
4.55%, 2/15/2032	10,780	10,552
3.14%, 11/15/2035 (a)	40,051	33,389
3.19%, 11/15/2036 (a)	5,766	4,748
Intel Corp.
3.73%, 12/8/2047	9,000	6,403
3.25%, 11/15/2049	7,655	4,925
3.05%, 8/12/2051	7,655	4,657
5.70%, 2/10/2053	17,000	15,979
KLA Corp.
3.30%, 3/1/2050	7,000	4,989
4.95%, 7/15/2052	7,000	6,550
Marvell Technology, Inc. 2.95%, 4/15/2031	7,790	6,981
NXP BV (China)
2.50%, 5/11/2031	36,499	31,552
5.00%, 1/15/2033	4,000	3,951
3.25%, 5/11/2041	24,465	18,226
QUALCOMM, Inc. 4.50%, 5/20/2052	10,475	9,042
Texas Instruments, Inc. 5.05%, 5/18/2063	43,918	41,016
		251,939
Software — 0.2%
Intuit, Inc. 5.50%, 9/15/2053	7,410	7,515
Microsoft Corp. 3.04%, 3/17/2062	1,820	1,201
Oracle Corp.
4.90%, 2/6/2033	9,640	9,512
3.90%, 5/15/2035	1,952	1,745
3.60%, 4/1/2040	10,434	8,325
3.65%, 3/25/2041	19,515	15,456
4.00%, 7/15/2046	8,872	6,967
3.60%, 4/1/2050	15,000	10,708
3.95%, 3/25/2051	10,000	7,536
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	13,758
2.00%, 6/30/2030	9,380	8,188
4.75%, 2/15/2032	9,385	9,301
VMware LLC 4.65%, 5/15/2027	8,800	8,820
		109,032
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	4,378	4,299
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
1.50%, 1/31/2028	10,510	9,648
5.00%, 1/31/2030	12,880	12,986
2.10%, 6/15/2030	8,940	7,800
1.88%, 10/15/2030	19,410	16,571
5.90%, 11/15/2033	17,280	18,156
Crown Castle, Inc.
4.00%, 3/1/2027	2,066	2,043
5.60%, 6/1/2029	12,355	12,702
5.80%, 3/1/2034	12,960	13,441
Equinix, Inc. 2.90%, 11/18/2026	20,442	19,900
Extra Space Storage LP
3.50%, 7/1/2026	8,937	8,816
5.90%, 1/15/2031	7,800	8,191
2.40%, 10/15/2031	15,650	13,381
Public Storage Operating Co. 2.25%, 11/9/2031	9,333	8,006
		155,940
Specialty Retail — 0.0% ^
AutoZone, Inc. 1.65%, 1/15/2031	12,180	10,246
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,610
		14,856
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	14,187	11,185
3.85%, 8/4/2046	3,512	2,897
3.75%, 9/12/2047	13,570	10,997
3.75%, 11/13/2047	1,600	1,293
2.70%, 8/5/2051	57,605	36,842
4.10%, 8/8/2062	5,260	4,288
Dell International LLC
6.02%, 6/15/2026	12,505	12,686
4.90%, 10/1/2026	5,595	5,620
5.25%, 2/1/2028	5,508	5,619
5.30%, 10/1/2029	6,000	6,115
3.45%, 12/15/2051	242	168
Hewlett Packard Enterprise Co. 5.60%, 10/15/2054	17,820	17,343
		115,053
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	23,536
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	14,000	13,048
4.39%, 8/15/2037	9,875	8,752
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tobacco — continued
4.54%, 8/15/2047	12,507	10,225
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	10,662
		66,223
Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC
4.13%, 8/1/2025 (a)	7,958	7,929
5.38%, 7/15/2029 (a)	20,000	20,240
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	4,001
		32,170
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	7,000	6,982
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	5,250	5,020
6.59%, 10/15/2037	3,354	3,801
4.00%, 12/1/2046	2,241	1,791
		10,612
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	6,984
Sprint LLC 7.63%, 3/1/2026	5,044	5,138
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,719
3.88%, 4/15/2030	25,095	24,032
5.15%, 4/15/2034	12,482	12,535
3.40%, 10/15/2052	16,650	11,484
5.50%, 1/15/2055	9,450	9,160
3.60%, 11/15/2060	4,000	2,747
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	16,825	14,732
5.63%, 2/10/2053	3,745	3,606
		108,137
Total Corporate Bonds (Cost $13,025,207)		12,454,746
U.S. Treasury Obligations — 24.9%
U.S. Treasury Bonds
4.25%, 5/15/2039	55,245	54,667
3.88%, 8/15/2040	54,475	51,249
2.25%, 5/15/2041	207,900	155,129
2.38%, 2/15/2042	200,455	149,911
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	19

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.38%, 8/15/2042	50,000	43,230
2.75%, 11/15/2042	289,890	227,213
4.00%, 11/15/2042	70,000	65,814
3.13%, 2/15/2043	138,080	114,277
3.88%, 2/15/2043	3,905	3,603
3.88%, 5/15/2043	101,570	93,484
3.63%, 8/15/2043	358,540	317,714
3.75%, 11/15/2043	256,218	230,846
3.63%, 2/15/2044	154,280	136,327
3.00%, 11/15/2044	50,821	40,474
3.00%, 11/15/2045	9,035	7,135
2.50%, 2/15/2046	70,000	50,389
2.25%, 8/15/2046	179,932	122,487
3.00%, 2/15/2047	5,431	4,235
3.00%, 2/15/2048	78,220	60,413
3.13%, 5/15/2048	43,243	34,088
3.00%, 8/15/2048	4,200	3,230
2.88%, 5/15/2049	12,946	9,676
2.25%, 8/15/2049	180,150	117,984
2.38%, 11/15/2049	98,830	66,359
2.00%, 2/15/2050	76,853	47,286
1.25%, 5/15/2050	4,667	2,356
1.38%, 8/15/2050	25,855	13,412
1.63%, 11/15/2050	62,475	34,605
1.88%, 2/15/2051	204,145	120,486
2.38%, 5/15/2051	166,815	110,991
2.00%, 8/15/2051	144,750	87,732
1.88%, 11/15/2051	200,075	117,239
2.25%, 2/15/2052	150,605	96,775
2.88%, 5/15/2052	131,125	96,910
3.00%, 8/15/2052	172,625	130,844
3.63%, 2/15/2053	28,800	24,682
4.25%, 8/15/2054	6,595	6,337
4.50%, 11/15/2054	4,065	4,076
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,164	3,205
3.63%, 4/15/2028	17,691	18,922
2.50%, 1/15/2029	5,273	5,491
U.S. Treasury Notes
2.88%, 4/30/2025	4,925	4,914
2.13%, 5/15/2025	105,395	104,937
2.88%, 5/31/2025	40,158	40,016
2.00%, 8/15/2025	141,304	139,835
2.25%, 11/15/2025	110,049	108,549
4.00%, 12/15/2025	195,000	194,746
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

0.38%, 1/31/2026	45,675	44,130
0.50%, 2/28/2026	403,160	388,947
2.50%, 2/28/2026	12,550	12,349
0.75%, 4/30/2026	15,670	15,079
4.13%, 6/15/2026	20,000	20,017
0.88%, 6/30/2026	248,957	238,794
4.63%, 9/15/2026	265,210	267,531
2.00%, 11/15/2026	10,000	9,670
1.75%, 12/31/2026	64,262	61,739
1.50%, 1/31/2027	5,196	4,959
2.63%, 5/31/2027	200,000	194,187
2.75%, 7/31/2027	113,240	110,064
3.13%, 8/31/2027	111,315	109,071
0.38%, 9/30/2027	31,575	28,817
4.13%, 10/31/2027	318,905	320,101
4.25%, 1/15/2028	53,280	53,675
1.25%, 3/31/2028	160,035	147,520
3.63%, 3/31/2028	12,000	11,879
1.25%, 4/30/2028	85,520	78,645
2.88%, 5/15/2028	7,030	6,799
1.25%, 6/30/2028	782,087	715,916
1.00%, 7/31/2028	225,000	203,757
1.75%, 1/31/2029	48,420	44,509
1.88%, 2/28/2029	218,300	201,322
2.88%, 4/30/2029	617,050	590,536
3.25%, 6/30/2029	270,000	261,858
3.13%, 8/31/2029	86,645	83,501
3.88%, 9/30/2029	175,000	173,975
4.00%, 10/31/2029	113,000	112,903
4.38%, 12/31/2029	33,345	33,866
4.88%, 10/31/2030	315,775	328,776
1.63%, 5/15/2031	23,990	20,786
1.25%, 8/15/2031	115,000	96,596
1.38%, 11/15/2031	28,783	24,207
4.50%, 12/31/2031	14,685	15,034
4.38%, 1/31/2032	37,635	38,252
1.88%, 2/15/2032	292,700	253,334
2.88%, 5/15/2032	116,650	107,683
2.75%, 8/15/2032	171,000	156,017
4.13%, 11/15/2032	21,000	21,004
3.88%, 8/15/2033	14,250	13,960
4.50%, 11/15/2033	600,000	614,320
4.00%, 2/15/2034	115,351	113,779
3.88%, 8/15/2034	20,235	19,735
4.25%, 11/15/2034	199,811	200,592
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury STRIPS Bonds
6.10%, 2/15/2026 (e)	6,700	6,448
6.34%, 5/15/2026 (e)	24,999	23,808
0.70%, 11/15/2026 (e)	10,990	10,262
1.43%, 11/15/2027 (e)	50,000	44,802
1.75%, 8/15/2029 (e)	100,000	83,332
4.47%, 8/15/2030 (e)	63,190	50,417
3.13%, 11/15/2030 (e)	195,970	154,666
4.64%, 2/15/2031 (e)	449,750	350,937
4.52%, 5/15/2031 (e)	261,915	202,156
4.64%, 8/15/2031 (e)	567,895	433,504
4.53%, 11/15/2031 (e)	167,615	126,523
5.20%, 5/15/2032 (e)	113,297	83,724
3.90%, 8/15/2032 (e)	149,800	109,422
4.31%, 11/15/2032 (e)	122,788	88,681
4.49%, 2/15/2033 (e)	36,300	25,911
4.69%, 5/15/2033 (e)	108,105	76,328
6.75%, 8/15/2033 (e)	24,963	17,416
7.67%, 11/15/2033 (e)	33,709	23,230
4.98%, 8/15/2039 (e)	17,900	9,237
5.03%, 11/15/2040 (e)	216,030	104,496
5.05%, 2/15/2041 (e)	138,670	66,262
5.13%, 8/15/2041 (e)	178,550	83,072
5.07%, 2/15/2043 (e)	16,580	7,123
5.06%, 5/15/2046 (e)	19,005	7,010
Total U.S. Treasury Obligations (Cost $13,613,696)		12,433,238
Mortgage-Backed Securities — 23.2%
BAML RCAP Frn
8.00%, 10/25/2027 ‡	9,565	9,565
8.00%, 10/25/2027 ‡	15,930	15,930
8.00%, 10/25/2027 ‡	19,920	19,920
FHLMC
Pool # 785618, ARM, 7.25%, 7/1/2026 (f)	6	6
Pool # 789758, ARM, 7.37%, 9/1/2032 (f)	4	4
Pool # 847621, ARM, 6.64%, 5/1/2033 (f)	259	266
Pool # 781087, ARM, 6.36%, 12/1/2033 (f)	47	48
Pool # 1B1665, ARM, 6.78%, 4/1/2034 (f)	43	44
Pool # 782870, ARM, 6.91%, 9/1/2034 (f)	201	208
Pool # 782979, ARM, 6.50%, 1/1/2035 (f)	373	385
Pool # 782980, ARM, 6.50%, 1/1/2035 (f)	109	112
Pool # 1Q0007, ARM, 7.01%, 12/1/2035 (f)	31	31
Pool # 1Q0025, ARM, 6.72%, 2/1/2036 (f)	37	38
Pool # 848431, ARM, 6.93%, 2/1/2036 (f)	132	136
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1G1861, ARM, 6.54%, 3/1/2036 (f)	137	141
Pool # 1J1380, ARM, 7.84%, 3/1/2036 (f)	31	32
Pool # 1L1286, ARM, 7.13%, 5/1/2036 (f)	79	82
Pool # 1H2618, ARM, 7.17%, 5/1/2036 (f)	231	239
Pool # 1G2415, ARM, 7.52%, 5/1/2036 (f)	42	44
Pool # 848068, ARM, 7.31%, 6/1/2036 (f)	339	349
Pool # 1G2557, ARM, 7.42%, 6/1/2036 (f)	411	424
Pool # 1A1082, ARM, 6.65%, 7/1/2036 (f)	117	120
Pool # 848365, ARM, 7.14%, 7/1/2036 (f)	106	110
Pool # 1H2623, ARM, 7.37%, 7/1/2036 (f)	49	50
Pool # 1A1085, ARM, 7.00%, 8/1/2036 (f)	100	102
Pool # 1B7242, ARM, 7.38%, 9/1/2036 (f)	344	354
Pool # 1Q0105, ARM, 7.58%, 9/1/2036 (f)	102	104
Pool # 1A1096, ARM, 7.02%, 10/1/2036 (f)	371	378
Pool # 1A1097, ARM, 7.05%, 10/1/2036 (f)	93	94
Pool # 1J1348, ARM, 7.19%, 10/1/2036 (f)	101	104
Pool # 1G2539, ARM, 7.20%, 10/1/2036 (f)	93	95
Pool # 1N0249, ARM, 7.20%, 10/1/2036 (f)	101	102
Pool # 1K0046, ARM, 7.36%, 10/1/2036 (f)	92	95
Pool # 1J1378, ARM, 6.27%, 11/1/2036 (f)	182	185
Pool # 1G2671, ARM, 6.53%, 11/1/2036 (f)	75	76
Pool # 848115, ARM, 6.87%, 11/1/2036 (f)	79	81
Pool # 1Q0737, ARM, 7.19%, 11/1/2036 (f)	87	89
Pool # 782760, ARM, 7.26%, 11/1/2036 (f)	211	219
Pool # 1J1418, ARM, 6.32%, 12/1/2036 (f)	29	29
Pool # 1J1419, ARM, 6.42%, 12/1/2036 (f)	260	263
Pool # 1J1399, ARM, 6.75%, 12/1/2036 (f)	5	5
Pool # 1G1386, ARM, 6.80%, 12/1/2036 (f)	189	193
Pool # 1J1634, ARM, 6.89%, 12/1/2036 (f)	756	782
Pool # 1G1478, ARM, 6.66%, 1/1/2037 (f)	77	78
Pool # 1N1511, ARM, 6.79%, 1/1/2037 (f)	40	40
Pool # 1J1516, ARM, 6.36%, 2/1/2037 (f)	46	47
Pool # 1G1554, ARM, 6.67%, 2/1/2037 (f)	110	113
Pool # 1N0353, ARM, 7.12%, 2/1/2037 (f)	197	200
Pool # 1Q0739, ARM, 6.85%, 3/1/2037 (f)	227	231
Pool # 1B7303, ARM, 8.10%, 3/1/2037 (f)	13	14
Pool # 1J1564, ARM, 6.67%, 4/1/2037 (f)	190	195
Pool # 1Q0697, ARM, 6.53%, 5/1/2037 (f)	298	301
Pool # 1Q0783, ARM, 6.61%, 5/1/2037 (f)	138	141
Pool # 1A1193, ARM, 6.64%, 5/1/2037 (f)	84	84
Pool # 1N1477, ARM, 7.18%, 5/1/2037 (f)	39	40
Pool # 1N1463, ARM, 7.33%, 5/1/2037 (f)	17	17
Pool # 1J1621, ARM, 7.55%, 5/1/2037 (f)	143	148
Pool # 1J0533, ARM, 7.62%, 7/1/2037 (f)	20	20
Pool # 1J2945, ARM, 7.50%, 11/1/2037 (f)	37	37
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	21

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1Q0722, ARM, 6.81%, 4/1/2038 (f)	114	117
Pool # 1Q0789, ARM, 7.21%, 5/1/2038 (f)	20	20
Pool # 848699, ARM, 7.13%, 7/1/2040 (f)	92	95
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	40	41
Pool # C91417, 3.50%, 1/1/2032	1,235	1,203
Pool # C91403, 3.50%, 3/1/2032	478	466
FHLMC Gold Pools, 30 Year
Pool # C00414, 7.50%, 8/1/2025	—	—
Pool # C00452, 7.00%, 4/1/2026	1	1
Pool # G00981, 8.50%, 7/1/2028	2	2
Pool # G02210, 7.00%, 12/1/2028	39	41
Pool # C47315, 6.50%, 8/1/2029	272	285
Pool # G03029, 6.00%, 10/1/2029	23	24
Pool # A88871, 7.00%, 1/1/2031	60	63
Pool # C68485, 7.00%, 7/1/2032	10	11
Pool # G01448, 7.00%, 8/1/2032	16	16
Pool # C75791, 5.50%, 1/1/2033	121	122
Pool # A13625, 5.50%, 10/1/2033	98	99
Pool # A16107, 6.00%, 12/1/2033	63	65
Pool # G01864, 5.00%, 1/1/2034	70	71
Pool # A17537, 6.00%, 1/1/2034	92	94
Pool # A23139, 5.00%, 6/1/2034	183	185
Pool # A61572, 5.00%, 9/1/2034	281	284
Pool # A28796, 6.50%, 11/1/2034	22	23
Pool # G03369, 6.50%, 1/1/2035	257	265
Pool # A70350, 5.00%, 3/1/2035	78	79
Pool # A46987, 5.50%, 7/1/2035	243	250
Pool # G05713, 6.50%, 12/1/2035	177	183
Pool # G03777, 5.00%, 11/1/2036	198	200
Pool # C02660, 6.50%, 11/1/2036	51	53
Pool # G02427, 5.50%, 12/1/2036	110	113
Pool # A57681, 6.00%, 12/1/2036	24	25
Pool # G02682, 7.00%, 2/1/2037	26	27
Pool # G04949, 6.50%, 11/1/2037	160	168
Pool # G03666, 7.50%, 1/1/2038	280	296
Pool # G04952, 7.50%, 1/1/2038	73	76
Pool # G04077, 6.50%, 3/1/2038	179	188
Pool # G05671, 5.50%, 8/1/2038	217	223
Pool # G05190, 7.50%, 9/1/2038	118	120
Pool # C03466, 5.50%, 3/1/2040	76	78
Pool # A93383, 5.00%, 8/1/2040	818	830
Pool # A93511, 5.00%, 8/1/2040	3,030	3,073
Pool # G06493, 4.50%, 5/1/2041	5,484	5,454
Pool # V80351, 3.00%, 8/1/2043	11,119	10,065
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # Q52834, 4.00%, 12/1/2047	1,235	1,176
Pool # Z40179, 4.00%, 7/1/2048	19,436	18,549
Pool # Q57995, 5.00%, 8/1/2048	3,103	3,132
Pool # Q61104, 4.00%, 1/1/2049	1,080	1,027
Pool # Q61107, 4.00%, 1/1/2049	2,049	1,951
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	46,580
Pool # P20570, 7.00%, 7/1/2029	4	4
Pool # G20027, 10.00%, 10/1/2030	5	5
Pool # B90491, 7.50%, 1/1/2032	165	169
Pool # WA3237, 3.55%, 11/1/2032	25,383	23,838
Pool # WA1630, 4.15%, 11/1/2032	6,818	6,643
Pool # U80192, 3.50%, 2/1/2033	725	698
Pool # U80342, 3.50%, 5/1/2033	542	522
Pool # U80345, 3.50%, 5/1/2033	2,010	1,947
Pool # WN3233, 3.19%, 7/1/2033	61,700	56,556
Pool # WN3225, 3.80%, 10/1/2034	20,000	18,754
Pool # P50523, 6.50%, 12/1/2035	39	39
Pool # H05030, 6.00%, 11/1/2036	27	27
Pool # L10291, 6.50%, 11/1/2036	596	614
Pool # P51353, 6.50%, 11/1/2036	486	498
Pool # P50595, 6.50%, 12/1/2036	816	847
Pool # P51361, 6.50%, 12/1/2036	368	379
Pool # G20028, 7.50%, 12/1/2036	472	484
Pool # P50531, 6.50%, 1/1/2037	18	18
Pool # P50536, 6.50%, 2/1/2037	12	12
Pool # WA3186, 3.86%, 4/1/2037	2,039	1,897
Pool # P50556, 6.50%, 6/1/2037	22	22
Pool # U90690, 3.50%, 6/1/2042	6,986	6,523
Pool # U90975, 4.00%, 6/1/2042	5,495	5,304
Pool # T65101, 4.00%, 10/1/2042	149	139
Pool # U90402, 3.50%, 11/1/2042	602	562
Pool # U90673, 4.00%, 1/1/2043	761	731
Pool # U91192, 4.00%, 4/1/2043	1,084	1,043
Pool # U91488, 3.50%, 5/1/2043	832	776
Pool # U99051, 3.50%, 6/1/2043	2,193	2,048
Pool # U99134, 4.00%, 1/1/2046	25,105	24,139
Pool # U69030, 4.50%, 1/1/2046	8,690	8,596
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	5,987	5,765
FHLMC UMBS, 30 Year
Pool # QG5005, 3.00%, 6/1/2048	9,770	8,637
Pool # ZT2236, 4.00%, 6/1/2048	15,158	14,443
Pool # ZT2212, 4.00%, 9/1/2048	3,521	3,352
Pool # QA0149, 4.00%, 6/1/2049	3,068	2,934
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QA2578, 3.50%, 9/1/2049	1,190	1,091
Pool # RA2008, 4.00%, 1/1/2050	11,245	10,667
Pool # RA2282, 4.00%, 1/1/2050	6,591	6,364
Pool # QA7351, 3.00%, 2/1/2050	6,282	5,548
Pool # QB0704, 2.50%, 6/1/2050	9,445	7,914
Pool # QB1571, 2.50%, 7/1/2050	10,280	8,614
Pool # SD8089, 2.50%, 7/1/2050	80,948	68,439
Pool # QB2879, 2.50%, 8/1/2050	2,410	2,019
Pool # QB7670, 2.50%, 1/1/2051	4,595	3,843
Pool # QB8840, 2.50%, 2/1/2051	7,700	6,440
Pool # SD4044, 2.50%, 2/1/2051	35,306	30,011
Pool # QC2061, 2.00%, 5/1/2051	15,228	12,332
Pool # SD8152, 3.00%, 6/1/2051	11,441	10,049
Pool # RA6135, 2.50%, 10/1/2051	16,265	13,757
Pool # RA6228, 2.50%, 11/1/2051	17,038	14,401
Pool # RA6222, 3.00%, 11/1/2051	16,042	14,041
Pool # RA6459, 2.50%, 12/1/2051	28,043	23,453
Pool # RA6606, 3.00%, 1/1/2052	20,757	18,310
Pool # SD0809, 3.00%, 1/1/2052	6,199	5,461
Pool # SD1076, 3.00%, 1/1/2052	10,869	9,588
Pool # SD5768, 3.00%, 1/1/2052	13,032	11,478
Pool # RA6815, 2.50%, 2/1/2052	6,455	5,455
Pool # RA6702, 3.00%, 2/1/2052	41,483	36,155
Pool # SD3952, 2.50%, 3/1/2052	42,856	36,237
Pool # SD7554, 2.50%, 4/1/2052	60,014	51,024
Pool # SD8212, 2.50%, 5/1/2052	69,332	58,115
Pool # SD3362, 3.00%, 5/1/2052	23,888	20,921
Pool # SD6159, 3.00%, 6/1/2052	99,038	86,840
Pool # RA7468, 4.00%, 6/1/2052	29,075	27,312
Pool # SD1365, 4.00%, 7/1/2052	52,268	49,083
Pool # RA7683, 5.00%, 7/1/2052	22,580	22,310
Pool # RA7843, 4.00%, 8/1/2052	37,546	35,265
Pool # SD1725, 4.00%, 10/1/2052	77,940	73,218
Pool # SD1713, 5.00%, 10/1/2052	33,210	33,029
Pool # SD2394, 4.50%, 11/1/2052	12,926	12,484
Pool # SD2355, 4.50%, 12/1/2052	10,964	10,591
Pool # RA8766, 5.00%, 3/1/2053	22,402	22,115
Pool # SD3567, 4.50%, 5/1/2053	17,819	17,209
Pool # RA9259, 5.00%, 6/1/2053	24,119	23,824
Pool # RJ2912, 5.50%, 11/1/2054	17,038	17,167
Pool # RJ2914, 5.50%, 11/1/2054	63,506	63,911
FNMA
Pool # 54844, ARM, 4.40%, 9/1/2027 (f)	4	4
Pool # 303532, ARM, 4.50%, 3/1/2029 (f)	3	2
Pool # 555732, ARM, 7.35%, 8/1/2033 (f)	87	89
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 658481, ARM, 6.13%, 9/1/2033 (f)	163	162
Pool # 746299, ARM, 7.59%, 9/1/2033 (f)	29	30
Pool # 743546, ARM, 6.31%, 11/1/2033 (f)	116	118
Pool # 766610, ARM, 6.45%, 1/1/2034 (f)	12	12
Pool # 777132, ARM, 7.30%, 6/1/2034 (f)	104	107
Pool # 782306, ARM, 6.17%, 7/1/2034 (f)	3	3
Pool # 800422, ARM, 5.93%, 8/1/2034 (f)	94	94
Pool # 790235, ARM, 7.36%, 8/1/2034 (f)	44	45
Pool # 790964, ARM, 7.40%, 9/1/2034 (f)	5	5
Pool # 794792, ARM, 7.07%, 10/1/2034 (f)	27	27
Pool # 896463, ARM, 7.46%, 10/1/2034 (f)	78	81
Pool # 781563, ARM, 6.58%, 11/1/2034 (f)	12	12
Pool # 799912, ARM, 6.74%, 11/1/2034 (f)	13	13
Pool # 810896, ARM, 6.44%, 1/1/2035 (f)	378	383
Pool # 809319, ARM, 6.67%, 1/1/2035 (f)	9	9
Pool # 816594, ARM, 6.29%, 2/1/2035 (f)	13	13
Pool # 820602, ARM, 6.36%, 3/1/2035 (f)	47	48
Pool # 745862, ARM, 7.06%, 4/1/2035 (f)	79	81
Pool # 821378, ARM, 7.04%, 5/1/2035 (f)	35	35
Pool # 823660, ARM, 7.10%, 5/1/2035 (f)	23	23
Pool # 888605, ARM, 6.47%, 7/1/2035 (f)	—	—
Pool # 832801, ARM, 7.21%, 9/1/2035 (f)	10	10
Pool # 851432, ARM, 7.24%, 10/1/2035 (f)	163	168
Pool # 849251, ARM, 6.58%, 1/1/2036 (f)	275	281
Pool # 745445, ARM, 6.68%, 1/1/2036 (f)	70	73
Pool # 920340, ARM, 7.75%, 2/1/2036 (f)	28	28
Pool # 920843, ARM, 7.42%, 3/1/2036 (f)	571	592
Pool # 868952, ARM, 7.16%, 5/1/2036 (f)	10	10
Pool # 884066, ARM, 7.61%, 6/1/2036 (f)	38	38
Pool # 872825, ARM, 7.67%, 6/1/2036 (f)	93	95
Pool # 892868, ARM, 7.52%, 7/1/2036 (f)	76	77
Pool # 884722, ARM, 7.12%, 8/1/2036 (f)	18	18
Pool # 886558, ARM, 7.34%, 8/1/2036 (f)	182	187
Pool # 898179, ARM, 6.67%, 9/1/2036 (f)	131	132
Pool # 893580, ARM, 7.07%, 9/1/2036 (f)	41	42
Pool # 920547, ARM, 7.10%, 9/1/2036 (f)	154	156
Pool # 894452, ARM, 7.45%, 9/1/2036 (f)	96	98
Pool # 886772, ARM, 7.48%, 9/1/2036 (f)	145	149
Pool # 894239, ARM, 6.56%, 10/1/2036 (f)	38	39
Pool # 900197, ARM, 7.51%, 10/1/2036 (f)	312	325
Pool # 900191, ARM, 7.72%, 10/1/2036 (f)	121	123
Pool # 902818, ARM, 6.57%, 11/1/2036 (f)	2	2
Pool # 902955, ARM, 6.26%, 12/1/2036 (f)	93	94
Pool # 920954, ARM, 6.22%, 1/1/2037 (f)	126	129
Pool # 888184, ARM, 6.59%, 1/1/2037 (f)	67	68
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	23

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 913984, ARM, 6.25%, 2/1/2037 (f)	136	137
Pool # 915645, ARM, 6.85%, 2/1/2037 (f)	77	78
Pool # 888307, ARM, 6.40%, 4/1/2037 (f)	54	55
Pool # 948208, ARM, 6.11%, 7/1/2037 (f)	97	98
Pool # 995919, ARM, 7.36%, 7/1/2037 (f)	169	173
Pool # 938346, ARM, 7.68%, 7/1/2037 (f)	66	67
Pool # 945032, ARM, 8.15%, 8/1/2037 (f)	258	267
Pool # 946362, ARM, 7.26%, 9/1/2037 (f)	21	21
Pool # 952835, ARM, 7.37%, 9/1/2037 (f)	53	55
Pool # 946260, ARM, 7.66%, 9/1/2037 (f)	31	32
Pool # AD0085, ARM, 6.68%, 11/1/2037 (f)	163	165
Pool # 995108, ARM, 7.14%, 11/1/2037 (f)	89	92
Pool # AD0179, ARM, 6.83%, 12/1/2037 (f)	300	311
FNMA UMBS, 15 Year Pool # FM3386, 3.50%, 7/1/2034	626	616
FNMA UMBS, 20 Year
Pool # AE0096, 5.50%, 7/1/2025	—	—
Pool # 256311, 6.00%, 7/1/2026	17	18
Pool # 256352, 6.50%, 8/1/2026	35	36
Pool # 256803, 6.00%, 7/1/2027	37	38
Pool # 256962, 6.00%, 11/1/2027	24	24
Pool # 257007, 6.00%, 12/1/2027	72	73
Pool # 257048, 6.00%, 1/1/2028	123	125
Pool # 890222, 6.00%, 10/1/2028	79	80
Pool # AE0049, 6.00%, 9/1/2029	54	54
Pool # AO7761, 3.50%, 7/1/2032	316	307
Pool # MA1138, 3.50%, 8/1/2032	1,949	1,892
Pool # AL6238, 4.00%, 1/1/2035	5,575	5,453
FNMA UMBS, 30 Year
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 689977, 8.00%, 3/1/2027	9	9
Pool # 695533, 8.00%, 6/1/2027	10	10
Pool # 313687, 7.00%, 9/1/2027	1	1
Pool # 755973, 8.00%, 11/1/2028	37	38
Pool # 455759, 6.00%, 12/1/2028	5	5
Pool # 252211, 6.00%, 1/1/2029	6	6
Pool # 459097, 7.00%, 1/1/2029	—	—
Pool # 889020, 6.50%, 11/1/2029	724	746
Pool # 598559, 6.50%, 8/1/2031	41	43
Pool # 679886, 6.50%, 2/1/2032	119	123
Pool # 682078, 5.50%, 11/1/2032	208	211
Pool # 675555, 6.00%, 12/1/2032	58	60
Pool # AL0045, 6.00%, 12/1/2032	363	375
Pool # 683351, 5.50%, 2/1/2033	4	5
Pool # 357363, 5.50%, 3/1/2033	200	203
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 674349, 6.00%, 3/1/2033	21	22
Pool # 688625, 6.00%, 3/1/2033	8	8
Pool # 695584, 6.00%, 3/1/2033	2	3
Pool # 254693, 5.50%, 4/1/2033	143	145
Pool # 702901, 6.00%, 5/1/2033	50	51
Pool # 720576, 5.00%, 6/1/2033	32	32
Pool # 995656, 7.00%, 6/1/2033	202	212
Pool # 723852, 5.00%, 7/1/2033	47	47
Pool # 729296, 5.00%, 7/1/2033	38	38
Pool # 720155, 5.50%, 7/1/2033	28	28
Pool # 729379, 6.00%, 8/1/2033	18	18
Pool # AA0917, 5.50%, 9/1/2033	549	557
Pool # 737825, 6.00%, 9/1/2033	33	34
Pool # 750977, 4.50%, 11/1/2033	34	34
Pool # 725027, 5.00%, 11/1/2033	115	115
Pool # 755109, 5.50%, 11/1/2033	8	8
Pool # 753174, 4.00%, 12/1/2033	169	165
Pool # 725017, 5.50%, 12/1/2033	250	254
Pool # 759424, 5.50%, 1/1/2034	28	29
Pool # 751341, 5.50%, 3/1/2034	31	32
Pool # 770405, 5.00%, 4/1/2034	255	254
Pool # 776708, 5.00%, 5/1/2034	112	113
Pool # AC1317, 4.50%, 9/1/2034	38	38
Pool # 888568, 5.00%, 12/1/2034	80	81
Pool # 810663, 5.00%, 1/1/2035	54	54
Pool # 995003, 7.50%, 1/1/2035	74	77
Pool # 995156, 7.50%, 3/1/2035	103	106
Pool # 735503, 6.00%, 4/1/2035	264	274
Pool # 827776, 5.00%, 7/1/2035	32	32
Pool # 820347, 5.00%, 9/1/2035	179	181
Pool # 745148, 5.00%, 1/1/2036	132	133
Pool # 888417, 6.50%, 1/1/2036	529	545
Pool # 745275, 5.00%, 2/1/2036	104	105
Pool # 833629, 7.00%, 3/1/2036	7	8
Pool # 745418, 5.50%, 4/1/2036	188	194
Pool # 888016, 5.50%, 5/1/2036	250	257
Pool # 888209, 5.50%, 5/1/2036	163	167
Pool # 870770, 6.50%, 7/1/2036	21	22
Pool # 976871, 6.50%, 8/1/2036	406	418
Pool # AA0922, 6.00%, 9/1/2036	885	922
Pool # 745948, 6.50%, 10/1/2036	105	110
Pool # AA1019, 6.00%, 11/1/2036	113	118
Pool # 888476, 7.50%, 5/1/2037	59	61
Pool # 928584, 6.50%, 8/1/2037	87	91
Pool # 945870, 6.50%, 8/1/2037	147	153
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 986648, 6.00%, 9/1/2037	258	270
Pool # 928670, 7.00%, 9/1/2037	167	175
Pool # 888890, 6.50%, 10/1/2037	194	204
Pool # 888707, 7.50%, 10/1/2037	441	464
Pool # 888892, 7.50%, 11/1/2037	135	145
Pool # AL0662, 5.50%, 1/1/2038	304	311
Pool # 995505, 8.00%, 1/1/2038	10	10
Pool # 929331, 6.00%, 4/1/2038	72	74
Pool # 909236, 7.00%, 9/1/2038	247	259
Pool # 890268, 6.50%, 10/1/2038	234	243
Pool # 995149, 6.50%, 10/1/2038	920	953
Pool # 934591, 7.00%, 10/1/2038	233	244
Pool # AB2869, 6.00%, 11/1/2038	239	250
Pool # 991908, 7.00%, 11/1/2038	204	218
Pool # 995504, 7.50%, 11/1/2038	120	125
Pool # 257510, 7.00%, 12/1/2038	609	640
Pool # AD0753, 7.00%, 1/1/2039	829	869
Pool # AD0780, 7.50%, 4/1/2039	530	560
Pool # AC2948, 5.00%, 9/1/2039	355	359
Pool # AC3740, 5.50%, 9/1/2039	149	152
Pool # AC7296, 5.50%, 12/1/2039	217	221
Pool # AD7790, 5.00%, 8/1/2040	1,905	1,929
Pool # AD9151, 5.00%, 8/1/2040	761	771
Pool # AL2059, 4.00%, 6/1/2042	4,949	4,789
Pool # AB9017, 3.00%, 4/1/2043	7,460	6,745
Pool # AT5891, 3.00%, 6/1/2043	9,143	8,266
Pool # AB9860, 3.00%, 7/1/2043	6,840	6,184
Pool # AL7527, 4.50%, 9/1/2043	3,069	3,048
Pool # AL7496, 3.50%, 5/1/2044	13,504	12,661
Pool # AX9319, 3.50%, 12/1/2044	5,383	5,016
Pool # AL7380, 3.50%, 2/1/2045	7,992	7,492
Pool # AS6479, 3.50%, 1/1/2046	19,457	18,241
Pool # BM1213, 4.00%, 4/1/2047	7,259	6,962
Pool # BH7650, 4.00%, 9/1/2047	3,797	3,645
Pool # BM3500, 4.00%, 9/1/2047	22,630	21,958
Pool # BE8344, 4.00%, 11/1/2047	1,016	968
Pool # BJ7248, 4.00%, 12/1/2047	3,218	3,067
Pool # BE8349, 4.00%, 1/1/2048	1,854	1,767
Pool # BJ5756, 4.00%, 1/1/2048	3,832	3,630
Pool # BJ7310, 4.00%, 1/1/2048	6,291	5,995
Pool # BJ8237, 4.00%, 1/1/2048	3,555	3,387
Pool # BJ8264, 4.00%, 1/1/2048	2,507	2,389
Pool # BM3375, 4.00%, 1/1/2048	4,704	4,482
Pool # BK1007, 4.00%, 2/1/2048	1,066	1,016
Pool # BK1134, 4.00%, 2/1/2048	3,702	3,528
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BM3665, 4.00%, 3/1/2048	28,460	27,127
Pool # BE8366, 4.50%, 7/1/2048	2,872	2,817
Pool # BK7982, 5.00%, 7/1/2048	3,326	3,382
Pool # BN0271, 4.50%, 9/1/2048	892	874
Pool # BN1315, 4.50%, 9/1/2048	1,620	1,585
Pool # BN4733, 5.50%, 3/1/2049	237	244
Pool # BK8745, 4.50%, 4/1/2049	2,089	2,035
Pool # FM1939, 4.50%, 5/1/2049	10,116	9,877
Pool # BK8753, 4.50%, 6/1/2049	2,950	2,878
Pool # CA3713, 5.00%, 6/1/2049	1,696	1,693
Pool # BO2305, 4.00%, 7/1/2049	3,507	3,332
Pool # BO5607, 3.50%, 9/1/2049	2,343	2,149
Pool # BO1405, 4.00%, 9/1/2049	4,318	4,092
Pool # BO4392, 3.50%, 1/1/2050	3,820	3,516
Pool # BP3048, 3.00%, 3/1/2050	4,428	3,909
Pool # BP5299, 3.50%, 3/1/2050	4,671	4,458
Pool # CA5702, 2.50%, 5/1/2050	43,244	36,641
Pool # CA5729, 3.00%, 5/1/2050	4,851	4,275
Pool # FM3671, 4.50%, 5/1/2050	5,020	5,030
Pool # CA6079, 2.50%, 6/1/2050	42,026	35,215
Pool # BK2746, 2.50%, 7/1/2050	18,354	15,379
Pool # BP9823, 2.50%, 7/1/2050	581	487
Pool # BP9948, 2.50%, 7/1/2050	1,043	874
Pool # CA6361, 2.50%, 7/1/2050	44,310	37,696
Pool # CA6708, 2.50%, 8/1/2050	28,404	24,212
Pool # FM4051, 2.50%, 8/1/2050	18,552	15,737
Pool # BQ2143, 2.50%, 9/1/2050	13,291	11,137
Pool # CA6989, 2.50%, 9/1/2050	61,436	52,193
Pool # FM4532, 3.00%, 9/1/2050	11,776	10,401
Pool # BQ1155, 2.50%, 10/1/2050	16,110	13,499
Pool # BQ7669, 2.50%, 10/1/2050	708	594
Pool # FS3599, 2.50%, 1/1/2051	84,079	71,070
Pool # BQ4516, 2.00%, 2/1/2051	7,454	6,009
Pool # CB0047, 3.00%, 4/1/2051	16,993	14,811
Pool # CB0458, 2.50%, 5/1/2051	29,916	25,209
Pool # CB0514, 2.50%, 5/1/2051	24,218	20,556
Pool # CB0674, 2.50%, 5/1/2051	45,279	38,286
Pool # FM8172, 3.00%, 5/1/2051	21,293	18,770
Pool # FM7916, 2.50%, 6/1/2051	19,844	16,804
Pool # FS5384, 2.50%, 6/1/2051	74,945	63,390
Pool # FM9523, 2.50%, 7/1/2051	13,257	11,400
Pool # CB1411, 3.00%, 8/1/2051	49,636	43,631
Pool # FM8817, 2.50%, 9/1/2051	44,211	37,470
Pool # FS4539, 3.00%, 9/1/2051	8,918	7,863
Pool # BU0070, 2.50%, 10/1/2051	42,410	35,628
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	25

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB1901, 2.50%, 10/1/2051	38,238	32,604
Pool # FM9195, 2.50%, 10/1/2051	48,197	40,542
Pool # CB1874, 3.00%, 10/1/2051	3,759	3,309
Pool # CB1878, 3.00%, 10/1/2051	8,832	7,753
Pool # MA4466, 2.50%, 11/1/2051	83,335	69,773
Pool # CB2066, 3.00%, 11/1/2051	7,442	6,552
Pool # FS4645, 4.00%, 11/1/2051	15,403	14,481
Pool # CB2297, 2.50%, 12/1/2051	15,680	13,259
Pool # FM9882, 2.50%, 12/1/2051	9,866	8,273
Pool # FS3611, 2.50%, 12/1/2051	6,347	5,376
Pool # FS2559, 3.00%, 12/1/2051	27,818	24,452
Pool # MA4494, 3.00%, 12/1/2051	6,244	5,477
Pool # FS4108, 4.00%, 12/1/2051	4,427	4,166
Pool # BU7561, 2.50%, 1/1/2052	20,299	17,133
Pool # CB2637, 2.50%, 1/1/2052	58,290	48,960
Pool # FS0196, 2.50%, 1/1/2052	64,775	54,173
Pool # BV0492, 3.00%, 1/1/2052	9,722	8,546
Pool # CB2664, 3.00%, 1/1/2052	6,171	5,432
Pool # FS5731, 3.00%, 1/1/2052	28,491	24,901
Pool # BV3339, 2.50%, 2/1/2052	8,155	6,886
Pool # FS4284, 2.50%, 2/1/2052	48,291	40,646
Pool # MA4548, 2.50%, 2/1/2052	53,949	45,270
Pool # BV4133, 2.50%, 3/1/2052	46,933	39,390
Pool # CB3031, 2.50%, 3/1/2052	11,939	10,025
Pool # FS0882, 2.50%, 3/1/2052	44,148	37,451
Pool # FS4533, 2.50%, 3/1/2052	6,287	5,318
Pool # FS5446, 2.50%, 3/1/2052	45,703	38,486
Pool # FS0957, 3.00%, 3/1/2052	32,983	28,756
Pool # FS2246, 3.00%, 3/1/2052	36,422	32,514
Pool # FS4393, 3.00%, 3/1/2052	14,014	12,253
Pool # BV5360, 2.50%, 4/1/2052	51,899	43,575
Pool # FS7697, 2.50%, 4/1/2052	33,961	28,704
Pool # CB3360, 3.00%, 4/1/2052	8,376	7,315
Pool # FS6301, 3.00%, 4/1/2052	17,207	15,150
Pool # BU8924, 3.50%, 4/1/2052	23,394	21,263
Pool # CB3378, 4.00%, 4/1/2052	22,993	21,599
Pool # BV7119, 4.50%, 4/1/2052	978	944
Pool # BV7121, 4.50%, 4/1/2052	1,123	1,088
Pool # BV7122, 4.50%, 4/1/2052	3,312	3,198
Pool # BV7124, 4.50%, 4/1/2052	1,149	1,113
Pool # FS9052, 3.00%, 5/1/2052	21,362	18,622
Pool # BV8375, 4.00%, 5/1/2052	16,504	15,530
Pool # CB3629, 4.00%, 5/1/2052	39,066	36,702
Pool # FS1669, 4.00%, 5/1/2052	26,106	24,891
Pool # BV7111, 4.50%, 5/1/2052	1,370	1,327
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BV7133, 4.50%, 5/1/2052	841	814
Pool # FS2773, 2.50%, 6/1/2052	10,438	8,853
Pool # CB3786, 4.00%, 6/1/2052	32,180	30,200
Pool # FS8358, 3.50%, 8/1/2052	21,383	19,432
Pool # FS4076, 4.00%, 8/1/2052	16,054	15,140
Pool # CB4587, 4.50%, 9/1/2052	17,278	16,688
Pool # CB4628, 5.00%, 9/1/2052	78,683	77,705
Pool # FS2982, 5.00%, 9/1/2052	24,755	24,463
Pool # CB4642, 6.00%, 9/1/2052	14,294	14,667
Pool # FS3977, 4.50%, 11/1/2052	2,760	2,666
Pool # BV0962, 5.00%, 11/1/2052	11,915	11,745
Pool # BW1328, 5.00%, 11/1/2052	42,360	41,818
Pool # CB5267, 4.50%, 12/1/2052	17,971	17,419
Pool # CB5412, 4.00%, 1/1/2053	6,389	5,998
Pool # CB5666, 4.00%, 2/1/2053	41,885	39,339
Pool # CB5896, 5.00%, 3/1/2053	21,394	21,138
Pool # CB5898, 5.00%, 3/1/2053	18,442	18,249
Pool # CB6313, 5.00%, 5/1/2053	14,940	14,775
Pool # BX4395, 5.50%, 5/1/2053	8,454	8,522
Pool # BY4714, 5.00%, 6/1/2053	131,880	129,877
Pool # BY4776, 5.00%, 7/1/2053	90,065	88,686
Pool # BY4770, 5.50%, 7/1/2053	16,958	17,093
Pool # BY4775, 5.50%, 7/1/2053	11,977	12,037
Pool # BY7101, 5.50%, 8/1/2053	6,318	6,369
Pool # BY7130, 6.00%, 9/1/2053	9,491	9,713
Pool # DB1954, 5.00%, 11/1/2054	86,736	85,376
Pool # DB4827, 5.00%, 11/1/2054	40,318	39,685
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252409, 6.50%, 3/1/2029	25	25
Pool # 653815, 7.00%, 2/1/2033	5	5
Pool # 752786, 6.00%, 9/1/2033	49	49
Pool # CA3029, 4.00%, 1/1/2049	4,587	4,333
Pool # CA5105, 3.50%, 2/1/2050	6,351	5,782
FNMA, Other
Pool # AM8846, 2.68%, 5/1/2025	5,404	5,373
Pool # AM9149, 2.63%, 6/1/2025	5,637	5,596
Pool # AM9548, 3.17%, 8/1/2025	6,647	6,596
Pool # AM4660, 3.77%, 12/1/2025	4,781	4,748
Pool # AN0767, 3.18%, 1/1/2026	7,428	7,338
Pool # AN1590, 2.40%, 5/1/2026	8,289	8,094
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,784
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,811
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,613
Pool # 468645, 4.54%, 7/1/2026	1,947	1,950
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AN2367, 2.46%, 8/1/2026	5,694	5,543
Pool # 468927, 4.77%, 8/1/2026	4,703	4,725
Pool # AM6448, 3.25%, 9/1/2026	8,789	8,643
Pool # AM7117, 3.14%, 12/1/2026	17,154	16,815
Pool # AM7262, 3.19%, 12/1/2026	15,061	14,764
Pool # AM7011, 3.22%, 12/1/2026	2,549	2,501
Pool # FN0029, 4.47%, 12/1/2026 (f)	4,308	4,312
Pool # AM8008, 2.94%, 2/1/2027	10,700	10,427
Pool # AM7515, 3.34%, 2/1/2027	16,000	15,671
Pool # AM8803, 2.78%, 6/1/2027	3,637	3,523
Pool # AM9087, 3.00%, 6/1/2027	15,444	15,008
Pool # AM9170, 3.00%, 6/1/2027	4,060	3,952
Pool # AM9345, 3.25%, 7/1/2027	6,865	6,704
Pool # AN7048, 2.90%, 10/1/2027	6,029	5,823
Pool # AM1469, 2.96%, 11/1/2027	3,329	3,221
Pool # AN7669, 2.83%, 12/1/2027	18,736	18,036
Pool # AN8114, 3.00%, 1/1/2028	7,246	6,999
Pool # AN8048, 3.08%, 1/1/2028	43,775	42,364
Pool # AN7943, 3.10%, 1/1/2028	13,922	13,464
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,309
Pool # AN1600, 2.59%, 6/1/2028	5,784	5,535
Pool # AN9686, 3.52%, 6/1/2028	39,502	38,549
Pool # AN9486, 3.57%, 6/1/2028	25,820	25,164
Pool # AN2005, 2.73%, 7/1/2028	9,136	8,671
Pool # 387806, 3.55%, 8/1/2028	14,946	14,583
Pool # BL0919, 3.82%, 9/1/2028	17,762	17,478
Pool # BS8383, 4.62%, 11/1/2028	7,514	7,585
Pool # BS8384, 4.62%, 11/1/2028	5,246	5,295
Pool # BL1040, 3.81%, 12/1/2028	42,090	41,262
Pool # BL0907, 3.88%, 12/1/2028	11,997	11,732
Pool # BL1435, 3.53%, 1/1/2029	22,748	22,093
Pool # BS8376, 4.60%, 5/1/2029	9,263	9,345
Pool # BL4317, 2.27%, 9/1/2029	4,374	4,018
Pool # BS6615, 3.50%, 9/1/2029	14,504	13,966
Pool # BS6621, 3.50%, 9/1/2029	32,089	30,847
Pool # AN6846, 2.93%, 10/1/2029	12,781	12,029
Pool # BS6739, 3.82%, 10/1/2029	45,001	43,896
Pool # BL4592, 2.28%, 11/1/2029	27,630	25,209
Pool # BL4333, 2.52%, 11/1/2029	39,382	36,398
Pool # AM8123, 2.92%, 2/1/2030	7,214	6,768
Pool # AM7785, 3.17%, 2/1/2030	5,559	5,254
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,513
Pool # BS7388, 4.82%, 3/1/2030	10,490	10,678
Pool # AM8692, 3.03%, 4/1/2030	25,000	23,428
Pool # AM8544, 3.08%, 4/1/2030	13,776	12,991
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AM8889, 2.92%, 5/1/2030	11,320	10,526
Pool # AM8151, 2.94%, 5/1/2030	11,637	10,878
Pool # AN9154, 3.64%, 5/1/2030	3,860	3,736
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,301
Pool # AM9020, 2.97%, 6/1/2030	7,090	6,640
Pool # BS8461, 4.27%, 6/1/2030	22,856	22,704
Pool # BS7678, 4.75%, 6/1/2030	8,500	8,630
Pool # BS8846, 4.09%, 7/1/2030	34,350	33,820
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,831
Pool # BZ1291, 4.82%, 8/1/2030	15,307	15,596
Pool # AN9293, 3.71%, 9/1/2030	60,000	57,913
Pool # BS8736, 4.37%, 10/1/2030	9,244	9,189
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,460
Pool # BS8375, 4.66%, 1/1/2031	9,425	9,519
Pool # BS7921, 4.77%, 1/1/2031	9,203	9,360
Pool # BZ0423, 4.31%, 2/1/2031	38,469	38,093
Pool # BZ0424, 4.31%, 2/1/2031	19,031	18,845
Pool # BS8377, 4.66%, 2/1/2031	1,184	1,196
Pool # BS9557, 5.23%, 2/1/2031	7,554	7,833
Pool # AH9683, 5.00%, 4/1/2031	184	185
Pool # BS2035, 1.84%, 6/1/2031	33,900	29,254
Pool # AN1829, 2.90%, 6/1/2031	6,825	6,300
Pool # BS2422, 1.67%, 7/1/2031	36,050	30,479
Pool # BL3298, 2.86%, 8/1/2031	6,945	6,369
Pool # BS9623, 4.91%, 8/1/2031	5,185	5,297
Pool # BL4310, 2.35%, 10/1/2031	10,836	9,634
Pool # AN2625, 2.50%, 10/1/2031	9,016	8,082
Pool # AN2513, 2.63%, 10/1/2031	25,000	22,336
Pool # BZ2211, 3.90%, 11/1/2031	47,210	45,606
Pool # BS4338, 1.82%, 1/1/2032	26,665	22,636
Pool # BS4124, 1.94%, 1/1/2032	11,221	9,695
Pool # BS4030, 1.96%, 1/1/2032	19,970	17,189
Pool # BS3869, 2.00%, 1/1/2032	36,000	30,825
Pool # BS4650, 2.02%, 1/1/2032	7,541	6,505
Pool # BS4396, 2.05%, 1/1/2032	10,000	8,581
Pool # BS4200, 2.05%, 2/1/2032	34,650	29,668
Pool # BM7037, 1.76%, 3/1/2032 (f)	103,012	86,376
Pool # BL5789, 2.40%, 3/1/2032	12,296	10,874
Pool # BS5204, 2.50%, 4/1/2032	6,186	5,471
Pool # BS5130, 2.55%, 4/1/2032	46,473	41,482
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,201
Pool # AN5065, 3.34%, 4/1/2032	26,680	24,786
Pool # BS5330, 2.85%, 5/1/2032	14,317	12,918
Pool # BS5298, 3.07%, 5/1/2032	36,743	33,626
Pool # BS5907, 3.54%, 6/1/2032	10,756	10,056
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	27

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6033, 3.97%, 7/1/2032	2,081	2,009
Pool # BS6193, 4.12%, 7/1/2032	7,871	7,672
Pool # BS6194, 4.13%, 7/1/2032	3,875	3,784
Pool # BS6301, 3.67%, 8/1/2032	19,145	18,115
Pool # BS6258, 3.70%, 8/1/2032	3,310	3,138
Pool # BS6409, 3.88%, 8/1/2032	2,206	2,109
Pool # BS6288, 3.89%, 8/1/2032	11,142	10,722
Pool # BS6597, 3.67%, 9/1/2032	13,781	12,963
Pool # BS6305, 3.68%, 9/1/2032	54,320	51,396
Pool # BS6316, 3.76%, 9/1/2032	20,000	19,107
Pool # BS6339, 3.80%, 9/1/2032	65,061	61,941
Pool # BS6381, 3.89%, 9/1/2032	22,000	21,075
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,769
Pool # BM6466, 1.33%, 10/1/2032 (f)	108,810	87,664
Pool # BS6845, 4.22%, 10/1/2032	43,000	42,185
Pool # BS6915, 4.60%, 10/1/2032	36,000	36,009
Pool # BS8968, 4.73%, 10/1/2032	15,496	15,648
Pool # BM6492, 1.51%, 11/1/2032 (f)	44,823	36,627
Pool # BM7110, 3.88%, 11/1/2032 (f)	27,660	26,572
Pool # BS6840, 4.18%, 11/1/2032	8,255	8,077
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,357
Pool # BS6995, 4.18%, 11/1/2032	19,825	19,387
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,504
Pool # BS9560, 5.30%, 11/1/2032	4,300	4,480
Pool # AQ7084, 3.50%, 12/1/2032	787	761
Pool # BS7083, 4.59%, 12/1/2032	34,142	34,289
Pool # BS7019, 4.60%, 12/1/2032	33,325	33,497
Pool # BS7298, 4.86%, 12/1/2032	7,000	7,155
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,556
Pool # 650236, 5.00%, 12/1/2032	3	3
Pool # BS7303, 5.34%, 12/1/2032	10,769	11,277
Pool # BM6552, 1.56%, 1/1/2033 (f)	99,524	81,519
Pool # BS7496, 4.33%, 1/1/2033	12,054	11,895
Pool # BS7558, 4.40%, 1/1/2033	15,134	15,009
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,343
Pool # BS7147, 4.95%, 1/1/2033	10,746	10,969
Pool # AR7484, 3.50%, 2/1/2033	1,385	1,340
Pool # BS7843, 3.90%, 2/1/2033	60,000	57,296
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,495
Pool # BS8110, 4.30%, 3/1/2033	44,672	43,854
Pool # BS7786, 4.24%, 4/1/2033	38,518	37,811
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,355
Pool # BS8146, 4.55%, 4/1/2033	49,498	48,960
Pool # BS8055, 4.71%, 4/1/2033	14,699	14,858
Pool # BS8185, 4.17%, 5/1/2033	13,528	13,168
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS8213, 4.22%, 5/1/2033	18,179	17,840
Pool # BS8546, 4.37%, 5/1/2033	32,295	31,928
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,591
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,599
Pool # BS8247, 4.53%, 5/1/2033	3,900	3,899
Pool # BS8609, 4.53%, 5/1/2033	6,149	6,148
Pool # AT7117, 3.50%, 6/1/2033	528	510
Pool # BS8756, 4.14%, 6/1/2033	18,345	17,853
Pool # BS8644, 4.32%, 6/1/2033	22,338	21,954
Pool # BS8661, 4.34%, 6/1/2033	4,663	4,599
Pool # BS8665, 4.34%, 6/1/2033	5,025	4,959
Pool # BS8571, 4.43%, 6/1/2033	6,239	6,184
Pool # AN6000, 3.21%, 7/1/2033	9,293	8,505
Pool # AN9695, 3.67%, 7/1/2033	32,550	30,564
Pool # AN9496, 3.75%, 7/1/2033	24,000	22,724
Pool # AN9950, 3.89%, 7/1/2033	8,600	8,157
Pool # BS9089, 4.51%, 7/1/2033	31,800	31,687
Pool # BS8883, 4.58%, 7/1/2033	35,052	34,912
Pool # BS2642, 1.85%, 8/1/2033	9,225	7,609
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,571
Pool # BS2496, 1.88%, 9/1/2033	7,883	6,439
Pool # BS9470, 4.45%, 10/1/2033	17,758	17,635
Pool # BS9471, 4.45%, 10/1/2033	16,368	16,254
Pool # BS9185, 4.51%, 10/1/2033	26,043	25,981
Pool # BS9182, 4.52%, 10/1/2033	29,035	28,979
Pool # BS3315, 1.82%, 11/1/2033	10,924	8,814
Pool # BZ0419, 4.25%, 1/1/2034	21,000	20,545
Pool # BS4824, 2.50%, 2/1/2034	60,280	51,254
Pool # BZ0430, 4.32%, 2/1/2034	40,000	39,307
Pool # 810997, 5.50%, 10/1/2034	83	82
Pool # AM7122, 3.61%, 11/1/2034	4,817	4,503
Pool # BL5976, 2.49%, 4/1/2035	22,962	18,989
Pool # AM8474, 3.45%, 4/1/2035	4,349	4,020
Pool # AM8475, 3.45%, 4/1/2035	1,764	1,631
Pool # BL6315, 2.20%, 5/1/2035	5,081	4,090
Pool # AM9188, 3.12%, 6/1/2035	23,000	20,480
Pool # BL7110, 1.76%, 7/1/2035	12,500	9,833
Pool # AM9532, 3.63%, 10/1/2035	3,306	3,088
Pool # BS5413, 3.41%, 12/1/2035	10,250	9,154
Pool # AN0375, 3.76%, 12/1/2035	5,216	4,917
Pool # 256051, 5.50%, 12/1/2035	53	53
Pool # 256128, 6.00%, 2/1/2036	11	12
Pool # 880219, 7.00%, 2/1/2036	54	55
Pool # 920934, 6.50%, 1/1/2037	240	245
Pool # 888408, 6.00%, 3/1/2037	179	181
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 888373, 7.00%, 3/1/2037	27	27
Pool # 888412, 7.00%, 4/1/2037	21	21
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,757
Pool # BS5650, 3.87%, 6/1/2037	14,180	13,101
Pool # BS5761, 3.87%, 6/1/2037	10,964	10,130
Pool # 995783, 8.00%, 11/1/2037	69	71
Pool # 257209, 5.50%, 5/1/2038	76	77
Pool # MA0127, 5.50%, 6/1/2039	108	109
Pool # AL2606, 4.00%, 3/1/2042	191	182
Pool # AO7225, 4.00%, 7/1/2042	1,256	1,211
Pool # AO9352, 4.00%, 7/1/2042	1,538	1,483
Pool # AO9353, 4.00%, 7/1/2042	1,814	1,742
Pool # MA1125, 4.00%, 7/1/2042	1,046	1,009
Pool # MA1178, 4.00%, 9/1/2042	6,034	5,818
Pool # MA1213, 3.50%, 10/1/2042	2,688	2,503
Pool # MA1251, 3.50%, 11/1/2042	6,864	6,392
Pool # MA1253, 4.00%, 11/1/2042	4,986	4,789
Pool # AR1397, 3.00%, 1/1/2043	5,393	4,893
Pool # MA1328, 3.50%, 1/1/2043	992	924
Pool # AQ9999, 3.00%, 2/1/2043	2,587	2,347
Pool # MA1373, 3.50%, 3/1/2043	1,659	1,545
Pool # MA1404, 3.50%, 4/1/2043	4,792	4,463
Pool # AB9096, 4.00%, 4/1/2043	500	481
Pool # AB9196, 3.50%, 5/1/2043	1,321	1,230
Pool # AT4051, 3.50%, 5/1/2043	557	518
Pool # MA1437, 3.50%, 5/1/2043	5,344	4,977
Pool # AT5914, 3.50%, 6/1/2043	3,263	3,039
Pool # MA1463, 3.50%, 6/1/2043	6,713	6,251
Pool # AB9704, 4.00%, 6/1/2043	1,179	1,129
Pool # MA1711, 4.50%, 12/1/2043	7,382	7,229
Pool # AL6167, 3.50%, 1/1/2044	3,552	3,308
Pool # MA1759, 4.00%, 1/1/2044	2,318	2,226
Pool # MA1760, 4.50%, 1/1/2044	2,210	2,164
Pool # AV9286, 4.00%, 2/1/2044	1,809	1,737
Pool # MA1800, 4.00%, 2/1/2044	1,496	1,437
Pool # MA1828, 4.50%, 3/1/2044	5,756	5,637
Pool # MA2429, 4.00%, 10/1/2045	1,628	1,563
Pool # MA2565, 4.00%, 3/1/2046	2,535	2,434
Pool # BM5835, 3.00%, 9/1/2047	9,169	8,093
Pool # AD0523, 6.00%, 11/1/2048	168	167
Pool # BF0131, 3.50%, 8/1/2056	36,949	33,448
Pool # BF0144, 3.50%, 10/1/2056	2,394	2,167
Pool # BF0690, 3.00%, 2/1/2057	8,768	7,713
Pool # BF0230, 5.50%, 1/1/2058	36,271	37,477
Pool # BF0341, 5.50%, 1/1/2059	15,464	15,711
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BM7076, 4.00%, 4/1/2059	40,481	38,266
Pool # BM6734, 4.00%, 8/1/2059	29,291	27,543
Pool # BF0464, 3.50%, 3/1/2060	43,472	39,134
Pool # BF0520, 3.00%, 1/1/2061	57,303	49,653
Pool # BM7075, 3.00%, 3/1/2061	64,019	55,472
Pool # BF0546, 2.50%, 7/1/2061	69,034	56,140
Pool # BF0562, 3.50%, 9/1/2061	51,103	45,549
Pool # BF0577, 2.50%, 12/1/2061	11,882	9,829
Pool # BF0590, 2.50%, 12/1/2061	16,860	13,511
Pool # BF0579, 3.00%, 12/1/2061	19,850	16,904
Pool # BF0583, 4.00%, 12/1/2061	27,386	25,488
Pool # BF0586, 5.00%, 12/1/2061	12,145	12,011
Pool # BF0617, 2.50%, 3/1/2062	78,931	64,187
Pool # BF0602, 3.00%, 3/1/2062	28,300	24,197
Pool # BF0603, 3.50%, 3/1/2062	19,697	17,709
Pool # BF0604, 3.50%, 3/1/2062	31,068	27,691
Pool # BF0605, 4.00%, 3/1/2062	15,643	14,491
Pool # BF0674, 2.50%, 4/1/2062	62,952	51,192
Pool # BF0759, 2.50%, 5/1/2062	59,462	48,355
Pool # BF0673, 2.50%, 6/1/2062	43,554	35,419
Pool # BF0654, 3.00%, 6/1/2062	33,130	28,213
Pool # BF0648, 3.50%, 6/1/2062	22,189	19,949
Pool # BF0655, 3.50%, 6/1/2062	41,869	37,318
Pool # BF0649, 4.00%, 6/1/2062	19,546	18,404
Pool # BF0677, 4.00%, 9/1/2062	44,070	41,015
Pool # BF0701, 3.50%, 12/1/2062	16,621	14,814
Pool # BF0733, 3.00%, 6/1/2063	30,257	25,869
Pool # BF0764, 3.50%, 9/1/2063	24,683	22,092
Pool # BF0767, 4.00%, 9/1/2063	51,482	47,913
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 3/25/2055 (g)	442,495	369,796
TBA, 3.00%, 3/25/2055 (g)	526,164	458,297
GNMA I, 30 Year
Pool # 411829, 7.50%, 7/15/2027	3	3
Pool # 554108, 6.50%, 3/15/2028	16	16
Pool # 468236, 6.50%, 9/15/2028	21	21
Pool # 486537, 7.50%, 9/15/2028	4	5
Pool # 486631, 6.50%, 10/15/2028	1	1
Pool # 781328, 7.00%, 9/15/2031	181	188
Pool # 569568, 6.50%, 1/15/2032	165	170
Pool # 591882, 6.50%, 7/15/2032	12	13
Pool # 607645, 6.50%, 2/15/2033	45	46
Pool # 607724, 7.00%, 2/15/2033	32	33
Pool # 783123, 5.50%, 4/15/2033	977	1,002
Pool # 604209, 6.50%, 4/15/2033	36	37
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	29

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 614546, 5.50%, 6/15/2033	8	9
Pool # 781614, 7.00%, 6/15/2033	61	63
Pool # 781689, 5.50%, 12/15/2033	35	36
Pool # 632415, 5.50%, 7/15/2034	19	19
Pool # 574710, 5.50%, 9/15/2034	13	13
Pool # 782615, 7.00%, 6/15/2035	376	392
Pool # 782025, 6.50%, 12/15/2035	159	164
Pool # 617486, 7.00%, 4/15/2037	46	46
Pool # 782212, 7.50%, 10/15/2037	102	107
Pool # BI6868, 5.00%, 3/15/2049	1,880	1,895
Pool # BM1726, 5.00%, 3/15/2049	1,607	1,619
Pool # CO1894, 4.50%, 7/15/2052	7,305	7,287
Pool # CU0289, 6.50%, 6/15/2053	10,226	10,453
GNMA II
Pool # CE5521, ARM, 6.02%, 8/20/2071 (f)	12,570	13,041
Pool # CE5523, ARM, 6.06%, 8/20/2071 (f)	17,671	18,298
Pool # CE9356, ARM, 5.81%, 9/20/2071 (f)	8,187	8,410
Pool # CE5537, ARM, 6.00%, 9/20/2071 (f)	32,784	34,091
Pool # CE5533, ARM, 6.02%, 9/20/2071 (f)	38,144	39,629
Pool # CE5536, ARM, 6.05%, 9/20/2071 (f)	31,343	32,618
Pool # CE5544, ARM, 5.93%, 10/20/2071 (f)	35,657	37,004
Pool # CE5550, ARM, 5.98%, 10/20/2071 (f)	18,145	18,835
Pool # CE5552, ARM, 5.97%, 11/20/2071 (f)	36,576	37,973
Pool # CK2783, ARM, 5.94%, 2/20/2072 (f)	88,613	92,026
Pool # CK2789, ARM, 5.95%, 2/20/2072 (f)	32,959	34,248
Pool # CM0227, ARM, 5.96%, 2/20/2072 (f)	29,223	30,368
Pool # CM0228, ARM, 6.20%, 2/20/2072 (f)	20,908	21,887
Pool # CL8129, ARM, 5.88%, 3/20/2072 (f)	20,624	21,354
Pool # CK2802, ARM, 5.90%, 3/20/2072 (f)	27,335	28,376
Pool # CK2800, ARM, 5.93%, 3/20/2072 (f)	23,357	24,289
Pool # CM0234, ARM, 5.93%, 3/20/2072 (f)	31,233	32,445
Pool # CM9946, ARM, 5.94%, 3/20/2072 (f)	17,770	18,464
Pool # CK2793, ARM, 5.96%, 3/20/2072 (f)	42,606	44,272
Pool # CK2794, ARM, 5.96%, 3/20/2072 (f)	45,684	47,487
Pool # CK2791, ARM, 5.97%, 3/20/2072 (f)	42,635	44,361
Pool # CK2803, ARM, 5.90%, 4/20/2072 (f)	43,046	44,729
Pool # BL8377, ARM, 5.99%, 4/20/2072 (f)	36,974	38,585
Pool # CN0126, ARM, 5.97%, 5/20/2072 (f)	34,809	36,199
Pool # CN7634, ARM, 6.02%, 6/20/2072 (f)	28,374	29,680
Pool # 786250, ARM, 6.14%, 6/20/2072 (f)	39,685	41,740
Pool # CL8191, ARM, 6.11%, 7/20/2072 (f)	21,925	23,020
Pool # CO0363, ARM, 6.13%, 7/20/2072 (f)	30,048	31,636
GNMA II, 30 Year
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	3	3
Pool # 2512, 8.00%, 11/20/2027	2	2
Pool # 2525, 8.00%, 12/20/2027	2	3
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2562, 6.00%, 3/20/2028	6	6
Pool # 2646, 7.50%, 9/20/2028	7	7
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 2781, 6.50%, 7/20/2029	155	159
Pool # 4224, 7.00%, 8/20/2038	52	54
Pool # 4245, 6.00%, 9/20/2038	1,356	1,445
Pool # 783389, 6.00%, 8/20/2039	580	611
Pool # 783444, 5.50%, 9/20/2039	331	338
Pool # 783967, 4.25%, 12/20/2044	3,520	3,329
Pool # AK8791, 3.75%, 7/20/2045	1,109	1,039
Pool # BD0481, 4.00%, 12/20/2047	1,303	1,234
Pool # BD0484, 4.50%, 12/20/2047	4,681	4,535
Pool # BE0207, 4.50%, 2/20/2048	3,385	3,281
Pool # BE0208, 4.50%, 2/20/2048	4,884	4,742
Pool # BE5169, 4.50%, 2/20/2048	4,848	4,722
Pool # BA7567, 4.50%, 5/20/2048	1,551	1,496
Pool # BG6360, 5.00%, 5/20/2048	5,745	5,841
Pool # BF2574, 5.50%, 5/20/2048	126	132
Pool # BI0728, 5.00%, 7/20/2048	6,828	6,909
Pool # BD0551, 4.50%, 8/20/2048	1,605	1,570
Pool # BI5288, 5.00%, 8/20/2048	8,315	8,365
Pool # BI5289, 5.00%, 8/20/2048	11,480	11,618
Pool # AY2411, 4.25%, 9/20/2048	3,039	2,909
Pool # 784598, 5.00%, 9/20/2048	9,311	9,434
Pool # 784626, 4.50%, 10/20/2048	1,257	1,224
Pool # BK2586, 5.00%, 11/20/2048	1,243	1,246
Pool # BJ7082, 5.00%, 12/20/2048	496	494
Pool # BJ7085, 5.00%, 12/20/2048	956	968
Pool # BK7169, 5.00%, 12/20/2048	4,715	4,719
Pool # BK8878, 4.50%, 2/20/2049	2,084	2,004
Pool # BK7189, 5.00%, 2/20/2049	5,595	5,622
Pool # BJ9972, 5.50%, 2/20/2049	1,155	1,176
Pool # BK7198, 4.50%, 3/20/2049	2,312	2,238
Pool # BK7199, 5.00%, 3/20/2049	798	804
Pool # BL8042, 5.00%, 3/20/2049	5,174	5,213
Pool # BL9333, 5.00%, 3/20/2049	2,582	2,625
Pool # BG0079, 5.50%, 3/20/2049	804	819
Pool # BL6756, 5.50%, 3/20/2049	299	306
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BJ1322, 5.00%, 4/20/2049	4,010	4,111
Pool # BJ9622, 5.00%, 4/20/2049	1,469	1,466
Pool # BK7209, 5.00%, 4/20/2049	3,623	3,651
Pool # BL6758, 5.50%, 4/20/2049	802	817
Pool # BM9664, 4.50%, 5/20/2049	5,572	5,487
Pool # BM9683, 5.00%, 6/20/2049	12,132	12,235
Pool # BO2880, 5.00%, 6/20/2049	421	418
Pool # BN3950, 5.50%, 6/20/2049	1,936	1,971
Pool # BN2629, 4.00%, 7/20/2049	10,201	9,874
Pool # BI0926, 5.00%, 7/20/2049	783	782
Pool # BI0927, 5.00%, 7/20/2049	587	582
Pool # BM2186, 5.00%, 7/20/2049	588	587
Pool # BM2187, 5.00%, 7/20/2049	301	300
Pool # BO2871, 5.00%, 7/20/2049	236	235
Pool # BO2872, 5.00%, 7/20/2049	772	775
Pool # BO2878, 5.00%, 7/20/2049	606	605
Pool # BO2879, 5.00%, 7/20/2049	315	314
Pool # BO3162, 5.00%, 7/20/2049	40,455	41,954
Pool # BO3173, 5.00%, 7/20/2049	737	735
Pool # BO3174, 5.00%, 7/20/2049	350	348
Pool # BO3175, 5.00%, 7/20/2049	214	218
Pool # BO8226, 5.00%, 7/20/2049	376	375
Pool # BO8229, 5.00%, 7/20/2049	4,587	4,679
Pool # BO8235, 5.00%, 7/20/2049	628	625
Pool # BO8236, 5.00%, 7/20/2049	416	414
Pool # BP4243, 5.00%, 8/20/2049	10,063	10,190
Pool # BN2649, 3.50%, 9/20/2049	2,657	2,460
Pool # BM9713, 4.50%, 9/20/2049	1,870	1,815
Pool # BP4337, 4.50%, 9/20/2049	13,526	13,433
Pool # BQ3224, 4.50%, 9/20/2049	12,326	12,002
Pool # 784810, 5.00%, 9/20/2049	10,882	10,767
Pool # BM9734, 4.00%, 10/20/2049	3,096	2,946
Pool # 784847, 4.50%, 11/20/2049	18,432	17,821
Pool # BQ8694, 4.50%, 11/20/2049	540	531
Pool # BQ8696, 4.50%, 11/20/2049	629	620
Pool # BR2686, 4.50%, 11/20/2049	1,783	1,735
Pool # BR2687, 4.50%, 11/20/2049	4,065	3,982
Pool # BR2688, 4.50%, 11/20/2049	2,135	2,084
Pool # BR2689, 4.50%, 11/20/2049	2,930	2,903
Pool # BR2739, 4.50%, 11/20/2049	1,348	1,343
Pool # BR2756, 4.50%, 11/20/2049	1,886	1,860
Pool # BR2757, 4.50%, 11/20/2049	2,109	2,072
Pool # BR3820, 4.50%, 11/20/2049	222	215
Pool # BR3821, 4.50%, 11/20/2049	610	590
Pool # BS0953, 4.50%, 11/20/2049	1,684	1,678
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BQ4131, 3.50%, 12/20/2049	10,251	9,564
Pool # BI0940, 4.50%, 12/20/2049	604	588
Pool # BQ3796, 4.50%, 12/20/2049	1,700	1,679
Pool # BR2730, 4.50%, 12/20/2049	749	729
Pool # BR2731, 4.50%, 12/20/2049	680	666
Pool # BR2732, 4.50%, 12/20/2049	1,223	1,224
Pool # BR2755, 4.50%, 12/20/2049	936	911
Pool # BR3822, 4.50%, 12/20/2049	845	819
Pool # BR3823, 4.50%, 12/20/2049	1,156	1,134
Pool # BR3824, 4.50%, 12/20/2049	677	672
Pool # BS0951, 4.50%, 12/20/2049	1,686	1,649
Pool # BS0952, 4.50%, 12/20/2049	1,289	1,271
Pool # BQ4132, 3.50%, 1/20/2050	4,814	4,456
Pool # BQ4133, 3.50%, 1/20/2050	4,974	4,628
Pool # BR1548, 3.50%, 1/20/2050	3,787	3,620
Pool # BS8380, 4.50%, 2/20/2050	2,894	2,916
Pool # BP8085, 3.00%, 3/20/2050	3,754	3,342
Pool # BR3892, 4.00%, 3/20/2050	8,483	8,000
Pool # BT8094, 4.00%, 4/20/2050	936	888
Pool # BT8095, 4.00%, 4/20/2050	4,820	4,570
Pool # BT8096, 4.00%, 4/20/2050	7,250	6,868
Pool # BT8097, 4.00%, 4/20/2050	7,578	7,245
Pool # BT8098, 4.00%, 4/20/2050	8,956	8,595
Pool # BT8099, 4.00%, 4/20/2050	6,773	6,513
Pool # BW7042, 3.50%, 9/20/2050	18,019	16,545
Pool # 785294, 3.50%, 1/20/2051	49,960	45,239
Pool # MA7534, 2.50%, 8/20/2051	219,338	188,045
Pool # MA7649, 2.50%, 10/20/2051	32,239	27,639
Pool # CH9031, 3.50%, 10/20/2051	20,532	18,846
Pool # MA7706, 3.00%, 11/20/2051	39,497	35,151
Pool # 787205, 3.50%, 11/20/2051	75,801	69,988
Pool # CI9257, 3.50%, 11/20/2051	23,727	21,779
Pool # CK1527, 3.50%, 12/20/2051	7,052	6,501
Pool # CK1600, 4.00%, 1/20/2052	14,653	13,861
Pool # CK7137, 4.00%, 1/20/2052	26,367	24,536
Pool # 786362, 3.00%, 2/20/2052	35,400	31,022
Pool # CL2553, 4.00%, 2/20/2052	18,026	16,774
Pool # CM2213, 3.00%, 3/20/2052	7,486	6,663
Pool # 787457, 4.00%, 3/20/2052	22,725	21,861
Pool # CL2574, 4.00%, 3/20/2052	10,778	10,030
Pool # CL2575, 4.00%, 3/20/2052	5,444	5,133
Pool # CM1194, 4.00%, 4/20/2052	13,904	12,939
Pool # MA8200, 4.00%, 8/20/2052	139,472	131,774
Pool # MA8423, 2.50%, 11/20/2052	39,076	33,520
Pool # CO8957, 5.00%, 12/20/2052	16,702	16,381
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	31

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA8721, 3.00%, 3/20/2053	116,128	103,592
Pool # 786842, 4.00%, 4/20/2053	90,563	84,437
Pool # CS4305, 5.50%, 6/20/2053	30,970	31,188
Pool # CS4391, 5.50%, 7/20/2053	37,890	38,158
Pool # MA9166, 3.00%, 9/20/2053	18,835	16,763
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	425	404
Pool # 4285, 6.00%, 11/20/2038	11	11
Pool # AD0862, 3.75%, 1/20/2039	862	811
Pool # 787496, 6.00%, 7/20/2064	63,117	63,796
Pool # 784879, 4.10%, 11/20/2069 (f)	12,124	11,713
Pool # 785137, 3.08%, 8/20/2070 (f)	16,979	15,181
Pool # 785183, 2.93%, 10/20/2070 (f)	33,366	30,615
Pool # 785863, 3.10%, 12/20/2071 (f)	11,997	10,715
Pool # 786556, 4.65%, 1/20/2073 (f)	40,986	39,670
Hornbeck Offshore Services LLC , 8.90%, 1/1/2044 ‡	47,000	47,000
Total Mortgage-Backed Securities (Cost $11,929,835)		11,601,518
Asset-Backed Securities — 12.5%
Academic Loan Funding Trust Series 2013-1A, Class A, 5.27%, 12/26/2044 (a) (f)	1,014	990
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (a)	2,415	2,377
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	6,783	6,772
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,158	3,091
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	5,740	5,377
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	5,532	5,138
Alternative LN Issuer LLC
5.60%, 11/15/2035 ‡ (f)	35,938	35,938
6.33%, 11/15/2035 ‡ (f)	7,969	7,969
6.82%, 11/15/2035 ‡ (f)	16,493	16,493
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	6,245	6,119
Series 2015-2, Class A, 4.00%, 9/22/2027	15,865	15,329
Series 2016-2, Class A, 3.65%, 6/15/2028	4,407	4,173
Series 2016-3, Class AA, 3.00%, 10/15/2028	7,288	6,898
Series 2017-2, Class A, 3.60%, 10/15/2029	7,240	6,785
Series 2021-1, Class B, 3.95%, 7/11/2030	9,363	8,872
American Credit Acceptance Receivables Trust
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	2,573	2,583
Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	12,926	13,191
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

American Homes 4 Rent Trust
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (a)	14,748	14,713
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	7,420	7,409
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	1,415	1,418
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (a)	2,949	2,917
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 (a)	15,495	15,361
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (a)	12,912	12,828
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	9,600	9,454
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (a)	20,000	19,613
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (a)	19,000	18,645
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (a)	7,800	7,602
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (a)	28,018	27,341
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	22,000	21,155
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (a)	22,082	21,153
Series 2023-SFR2, Class D, 3.95%, 6/17/2040 (a)	12,065	11,444
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	11,900	11,163
Series 2024-SFR2, Class C, 4.15%, 11/17/2041 (a)	11,723	11,102
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	2,226	2,178
Series 2020-AA, Class B, 2.79%, 7/17/2046 (a)	2,405	2,308
Arm Master Trust LLC Agricultural Loan Backed Notes Series 2021-T1, Class A, 2.43%, 11/15/2027 ‡ (a)	4,906	4,882
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class A, 2.33%, 8/20/2026 (a)	24,040	23,894
Series 2024-1A, Class A, 5.36%, 6/20/2030 (a)	22,973	23,508
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 4/25/2025 ‡ (f)	5,897	5,897
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	58,745	58,964
7.80%, 10/25/2038 ‡	14,365	14,409
Bedrock ABS I LLC, 7.95%, 12/27/2037 ‡	26,010	27,097
BG Beta Ltd. (Cayman Islands), 7.12%, 7/16/2054 ‡	61,380	62,286
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	24,981	24,678
Series 2022-SFR1, Class D, 4.45%, 11/17/2037 (a)	17,966	17,787
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (a)	13,567	13,565
Series 2024-SFR1, Class A, 4.00%, 8/17/2040 (a)	53,180	51,302
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	19,650	20,240
Series 2024-4, Class D, 5.23%, 8/15/2030	23,845	23,938
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	4,947	4,781
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	7,969	7,576
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	7,428	6,925
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	45,636	44,817
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	34,040	33,999
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (a)	2,997	3,044
Series 2023-A, Class B, 6.31%, 11/15/2038 (a)	20,598	20,944
Caerus Uinta ABS LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 (a)	16,668	17,006
Series 2023-1A, Class A2, 7.85%, 4/28/2040 (a)	23,107	23,816
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	15,040	14,083
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	5,643	5,433
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	5,889	5,457
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	10,000	9,872
Series 2023-P4, Class A4, 6.16%, 9/10/2029 (a)	16,476	17,124
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	17,500	17,893
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (a) (d)	34,138	32,924
CFIN Issuer LLC Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (a) (d)	15,763	15,700
Chase Funding Trust
Series 2003-4, Class 1A5, 4.89%, 5/25/2033 (d)	467	452
Series 2003-6, Class 1A5, 4.87%, 11/25/2034 (d)	570	558
Series 2003-6, Class 1A7, 4.87%, 11/25/2034 (d)	972	951
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,062
Continental Finance Credit Card ABS Master Trust
Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	60,885	61,069
Series 2024-A, Class A, 5.78%, 12/15/2032 (a)	41,825	42,328
Series 2024-A, Class B, 6.22%, 12/15/2032 (a)	6,990	7,106
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.83%, 6/25/2040 (a) (f)	1,518	98
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (a)	4,007	3,824
Series 2019-2, Class C, 3.68%, 6/15/2052 (a)	5,526	5,203
Series 2019-3, Class A, 2.71%, 10/15/2052 (a)	4,119	4,072
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (a)	10,000	10,189
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	43,105	43,284
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	50,000	51,702
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	52,650	53,032
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	5,100	5,225
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	33,379	34,023
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	29,600	30,074
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	33

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	43,500	44,896
Series 2023-5A, Class A, 6.13%, 12/15/2033 (a)	8,015	8,160
6.95%, 2/15/2034 ‡	65,094	65,576
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	35,480	35,960
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	12,000	12,239
8.30%, 6/15/2034 ‡	27,013	27,316
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	40,000	41,150
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	19,100	19,225
Credit One Ltd., 6.47%, 2/25/2029 ‡ (a)	71,500	72,043
Crown Castle Towers LLC, 4.24%, 7/15/2028 (a)	10,000	9,767
CVS Pass-Through Trust
6.94%, 1/10/2030	577	594
5.93%, 1/10/2034 (a)	3,645	3,672
Series 2014, 4.16%, 8/11/2036 (a)	973	883
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 5.18%, 3/25/2034 (f)	42	43
Series 2004-1, Class M2, 5.26%, 3/25/2034 (f)	10	11
Series 2004-1, Class 3A, 4.99%, 4/25/2034 (f)	220	204
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.33%, 10/25/2034 (f)	32	32
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	4,747	4,444
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (a)	46,069	46,231
Diversified ABS LLC
Series 2025-1A, Class A1, 5.95%, 2/28/2045 ‡ (a)	28,000	28,119
Series 2025-1A, Class A2, 6.75%, 2/28/2045 ‡ (a)	58,000	58,000
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	27,478	27,214
Diversified ABS Phase LLC
Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (a)	18,638	18,821
Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (a)	18,432	18,565
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	18,917	19,401
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	15,250	15,464
Series 2022-3A, Class D, 8.14%, 7/17/2028 (a)	46,500	48,065
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	15,550	15,820
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	9,358	9,580
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	10,000	10,168
Series 2022-2A, Class E, 6.45%, 5/15/2029 (a)	5,955	6,011
Series 2023-3A, Class D, 7.12%, 5/15/2029 (a)	13,224	13,692
Series 2023-1A, Class E, 10.39%, 1/15/2030 (a)	27,300	29,011
Energy Assets, 8.11%, 8/25/2044 ‡	21,368	21,602
Exeter Automobile Receivables Trust
Series 2022-5A, Class C, 6.51%, 12/15/2027	8,600	8,652
Series 2023-2A, Class C, 5.75%, 7/17/2028	22,895	23,101
Series 2022-3A, Class D, 6.76%, 9/15/2028	39,700	40,415
Series 2023-5A, Class C, 6.85%, 1/16/2029	20,966	21,583
Series 2022-5A, Class D, 7.40%, 2/15/2029	12,600	12,995
Series 2022-6A, Class D, 8.03%, 4/6/2029	13,806	14,373
Series 2023-3A, Class D, 6.68%, 4/16/2029	7,000	7,199
Series 2023-1A, Class D, 6.69%, 6/15/2029	8,805	9,021
Series 2023-4A, Class D, 6.95%, 12/17/2029	14,269	14,740
FHF Issuer Trust
Series 2023-2A, Class A2, 6.79%, 10/15/2029 (a)	8,666	8,824
Series 2024-1A, Class A2, 5.69%, 2/15/2030 (a)	19,247	19,462
FHF Trust
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	9,421	9,476
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	9,181	9,290
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (a)	6,450	6,355
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	11,250	11,097
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	57,000	56,012
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	7,187	6,988
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	7,000	6,759
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	14,400	13,859
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	15,500	14,858
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	36,486	36,038
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (a)	50,000	48,538
Flagship Credit Auto Trust Series 2022-4, Class D, 8.86%, 10/16/2028 (a)	11,330	11,516
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (f)	56,650	55,105
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (f)	43,050	40,343
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (f)	61,030	57,463
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (f)	108,325	108,579
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	86,250	86,176
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	40,000	40,627
Foundation Finance Trust
Series 2019-1A, Class C, 5.66%, 11/15/2034 (a)	18,930	18,867
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	4,813	4,788
Series 2023-2A, Class A, 6.53%, 6/15/2049 (a)	28,479	29,695
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	70,288	70,944
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	41	35
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class C, 5.30%, 4/17/2028 (a)	11,020	11,031
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	19,357	19,620
Series 2023-3A, Class D, 6.44%, 5/15/2029 (a)	9,293	9,525
Series 2023-4A, Class C, 6.65%, 8/15/2029 (a)	19,000	19,522
GLS Auto Select Receivables Trust Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	14,140	14,358
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A2A, 5.74%, 9/16/2026	2,917	2,921
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (a)	16,849	14,379
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	44,979	44,728
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	65,877	67,392
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (a)	7,270	6,631
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	2,084	1,916
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	9,706	8,829
GoodLeap Home Improvement Solutions Trust Series 2024-1A, Class A, 5.35%, 10/20/2046 (a)	7,311	7,411
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	15,200	15,932
Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	8,650	8,961
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	15,043	14,829
Grene Energy, 11.00%, 3/15/2026 ‡ (a)	4,412	4,125
Grene Energy Senio, 11.00%, 1/25/2026 ‡	2,402	2,037
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	11,667	11,618
Harvest SBA Loan Trust Series 2021-1, Class A, 6.43%, 4/25/2048 (a) (f)	125	125
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	6,533	5,915
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (a)	8,324	7,775
HERO Funding II (Cayman Islands)
3.75%, 9/21/2044 ‡	2,942	2,527
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	24	24
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	2,312	2,106
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (a)	698	642
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	35

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (a)	1,454	1,367
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	5,448	5,039
Hilton Grand Vacations Trust
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	3,547	3,445
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	8,147	8,275
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (a)	6,512	6,507
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	52,048	49,639
Series 2021-2, Class E2, 2.95%, 12/17/2026 (a)	9,361	8,913
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	40,796	37,132
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	18,043	18,184
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A4, 4.94%, 11/16/2026 (a)	13,250	13,260
Invitation Homes Trust Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (a)	22,630	21,430
Jonah, 7.80%, 11/10/2037 ‡ (a)	34,241	34,259
Jonah Energy ABS II LLC Series 2025-1A, Class A1, 6.59%, 12/10/2040 ‡ (a)	62,000	62,000
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	23,712	23,870
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (a)	41,218	41,350
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (a) (f)	57	— (h)
Series 2014-1, Class A, IO, 1.39%, 10/25/2032 (a) (f)	4,601	115
Series 2012-4, Class A, IO, 0.66%, 9/25/2037 (a) (f)	7,543	126
Series 2012-2, Class A, IO, 0.97%, 8/25/2038 (a) (f)	5,520	96
Series 2013-2, Class A, IO, 1.83%, 3/25/2039 (a) (f)	4,531	134
Series 2012-6, Class A, IO, 0.58%, 5/25/2039 (a) (f)	5,086	56
Series 2014-2, Class A, IO, 2.60%, 4/25/2040 (a) (f)	806	52
Series 2015-2, Class A, IO, 3.18%, 7/25/2041 (a) (f)	2,148	213
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	4,300	4,047
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.21%, 12/15/2026 ‡ (a) (f)	2,647	2,618
Series 2020-VFN1, Class A2B1, 9.21%, 12/15/2026 ‡ (a) (f)	409	402
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	11,204	10,395
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	9,780	9,006
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	28,000	28,106
Series 2022-1A, Class D, 8.16%, 7/20/2032 (a)	27,660	28,562
LFT CRE Ltd. Series 2021-FL1, Class C, 6.38%, 6/15/2039 (a) (f)	29,810	29,686
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 5.18%, 2/25/2034 (f)	421	416
Series 2004-3, Class M1, 5.29%, 7/25/2034 (f)	187	182
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	977	978
LVNV Funding LLC, 7.25%, 10/15/2027 ‡	50,000	50,000
Mariner Finance Issuance Trust Series 2021-BA, Class D, 3.42%, 11/20/2036 (a)	11,935	11,154
Marlette Funding Trust
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	5,149	5,170
Series 2023-2A, Class B, 6.54%, 6/15/2033 (a)	11,176	11,235
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	24,740	24,991
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	61,625	62,555
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	2,354	2,358
MMAF Equipment Finance LLC Series 2024-A, Class A4, 5.10%, 7/13/2049 (a)	18,608	19,036
MNR ABS Issuer I LLC
8.12%, 12/15/2038 ‡	25,095	25,409
8.95%, 12/15/2038 ‡	24,111	24,622
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	2,282	2,273
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (d)	638	621
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	11,708	11,554
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	19,360	18,863
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	15,604	15,070
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (a)	4,908	4,925
Series 2022-1A, Class D, 5.54%, 2/20/2029 (a)	4,235	4,258
Series 2023-3A, Class C, 6.74%, 8/20/2029 (a)	3,539	3,651
Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	3,400	3,476
Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	10,792	11,307
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	20,105	19,598
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	10,396	10,394
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	13,299	13,301
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	6,197	6,051
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	48,444	45,994
Series 2023-1, Class B, 3.60%, 10/25/2040 (a)	22,500	21,008
Series 2023-1, Class C, 3.60%, 10/25/2040 (a)	8,000	7,359
Series 2023-1, Class D, 3.60%, 10/25/2040 (a)	22,177	20,163
Pendoor Proper, 0.00%, 2/15/2026 ‡ (a)	68,650	67,902
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.60%, 5/25/2027 (a) (f)	60,745	61,495
Presidio Finance LLC, 7.81%, 12/25/2038 ‡	17,111	17,412
Prestige Auto Receivables Trust
Series 2022-1A, Class B, 6.55%, 7/17/2028 (a)	1,663	1,665
Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	5,800	5,842
PRET LLC
Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (f)	27,255	27,261
Series 2022-NPL1, Class A1, 5.98%, 1/25/2052 (a) (d)	6,013	6,014
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Progress Residential Trust
Series 2020-SFRMEZZ, 6.38%, 10/16/2025 ‡	45,000	43,879
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (a)	55,300	53,914
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (a) (f)	15,640	14,445
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (a) (f)	17,333	15,805
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (a)	16,700	16,430
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	7,470	7,166
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	47,000	45,160
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (a)	11,560	10,820
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (a)	23,735	22,341
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (a)	50,390	50,016
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (a)	14,649	13,812
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (a)	21,816	20,649
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (f)	14,285	13,398
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (a)	6,712	6,220
PureWest Christie's International Real Estate (France), 8.78%, 6/25/2038 ‡	60,863	61,885
Purewest Funding II LLC Series 2022-1, Class A1, 5.81%, 12/5/2037 ‡ (a)	19,825	19,792
Raisa Funding I LLC, 7.60%, 6/15/2038 ‡	12,768	12,768
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.00%, 12/27/2044 (a) (f)	2,910	2,904
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	96	23
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	2,727	2,537
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (a)	15,800	15,951
Series 2024-2A, Class A, 5.33%, 11/20/2060 ‡ (a)	13,214	12,710
Republic Finance Issuance Trust Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	20,275	20,626
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	37

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (d)	119,052	117,863
RT Fin LLC, 7.85%, 10/15/2043 ‡	9,780	9,859
Santander Drive Auto Receivables Trust
Series 2023-2, Class B, 5.24%, 5/15/2028	38,000	38,144
Series 2022-4, Class C, 5.00%, 11/15/2029	15,300	15,389
Series 2023-2, Class C, 5.47%, 12/16/2030	20,100	20,401
Series 2022-5, Class D, 5.67%, 12/16/2030	109,700	111,019
Series 2022-6, Class D, 5.69%, 2/18/2031	67,185	68,173
Series 2022-7, Class C, 6.69%, 3/17/2031	13,325	13,691
Series 2024-3, Class D, 5.97%, 10/15/2031	5,230	5,389
Series 2024-4, Class D, 5.32%, 12/15/2031	24,035	24,332
Series 2024-5, Class D, 5.14%, 2/17/2032	12,380	12,487
SCF Equipment Leasing LLC
Series 2022-1A, Class D, 3.79%, 11/20/2031 (a)	11,735	11,375
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	21,850	22,338
Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	15,677	16,005
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	6,540	6,721
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	82,000	84,091
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	24,700	25,889
Series 2022-2A, Class D, 6.50%, 10/20/2032 (a)	19,930	20,471
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.83%, 1/25/2036 (d)	350	293
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3, 4.95%, 5/21/2029 (a)	9,785	9,842
Series 2024-1A, Class C, 5.51%, 1/20/2032 (a)	615	628
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class C, 3.51%, 7/20/2037 (a)	1,442	1,433
Series 2022-1A, Class C, 3.94%, 10/20/2038 (a)	1,652	1,622
Series 2023-1A, Class B, 5.83%, 1/20/2040 (a)	5,893	5,955
Series 2023-1A, Class C, 7.00%, 1/20/2040 (a)	3,232	3,305
Series 2023-2A, Class B, 6.28%, 4/20/2040 (a)	7,551	7,727
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A1, 6.23%, 10/16/2026 (a) (d)	1,187	1,189
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	6,927	6,992
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	9	8
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	110	28
Terra ABS I LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (a)	15,644	15,932
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (a)	23,966	25,349
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 (a)	4,641	4,551
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (a)	11,000	10,797
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	25,784	25,760
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (a)	5,835	5,789
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (a)	10,000	9,875
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	12,367	12,330
Series 2016-2, Class B, 3.65%, 10/7/2025	11,443	11,304
Series 2016-1, Class B, 3.65%, 1/7/2026	1,205	1,184
Series 2018-1, Class B, 4.60%, 3/1/2026	9,682	9,572
Series 2014-1, Class A, 4.00%, 4/11/2026	3,780	3,741
Series 2014-2, Class A, 3.75%, 9/3/2026	6,700	6,615
Series 2019-2, Class B, 3.50%, 5/1/2028	5,771	5,533
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,752	1,671
Series 2016-1, Class A, 3.45%, 7/7/2028	16,617	15,707
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,161	1,090
Series 2018-1, Class AA, 3.50%, 3/1/2030	9,537	9,073
Series 2018-1, Class A, 3.70%, 3/1/2030	5,514	5,238
Series 2019-1, Class AA, 4.15%, 8/25/2031	11,064	10,649
Series 2019-1, Class A, 4.55%, 8/25/2031	10,013	9,474
Series 2019-2, Class AA, 2.70%, 5/1/2032	5,869	5,252
Series 2024-1, Class AA, 5.45%, 2/15/2037	27,817	28,283
United Auto Credit Securitization Trust Series 2023-1, Class C, 6.28%, 7/10/2028 (a)	4,541	4,553
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	31,684	32,277
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (a)	350	347
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 ‡ (a)	40,434	—
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	10,875	11,040
vMobo, Inc., 7.46%, 7/18/2027 ‡	110,573	105,461
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (d)	3,776	3,770
VOLT CVI LLC Series 2021-NP12, Class A1, 5.73%, 12/26/2051 (a) (d)	10,092	10,094
VOLT XCII LLC Series 2021-NPL1, Class A1, 5.89%, 2/27/2051 (a) (d)	4,307	4,309
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (d)	11,992	11,994
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (d)	10,940	10,951
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (d)	5,249	5,252
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (a) (d)	14,644	14,655
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (d)	13,836	13,852
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	1,507	1,453
Westgate Resorts LLC
Series 2023-1A, Class A, 5.84%, 12/20/2037 (a)	13,990	14,135
Series 2024-1A, Class A, 6.06%, 1/20/2038 (a)	20,676	20,943
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	10,802	10,940
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	41,923	41,552
Series 2022-3A, Class D, 6.68%, 4/17/2028 (a)	70,490	71,841
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	12,352	12,706
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	18,890	19,463
Total Asset-Backed Securities (Cost $6,219,279)		6,230,737
Commercial Mortgage-Backed Securities — 5.0%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035 (a) (f)	21,000	17,430
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-20TS, Class E, 3.10%, 5/15/2035 (a) (f)	13,399	10,920
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (a)	29,600	28,327
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (a) (f)	7,700	5,063
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class A, 2.00%, 11/27/2048 (a) (f)	43,443	42,017
Series 2024-FRR2, Class A, 2.50%, 7/27/2050 (a) (f)	13,078	12,202
Series 2024-FRR2, Class B, 2.53%, 7/27/2050 (a) (f)	17,745	16,375
Series 2025-FRR5, Class BK73, 2.08%, 2/27/2051 (a) (f)	20,476	18,350
Series 2025-FRR5, Class B736, 2.23%, 9/27/2052 (a) (f)	18,347	17,391
Series 2025-FRR5, Class A736, 2.24%, 9/27/2052 (a) (f)	15,256	14,512
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 0.95%, 1/12/2045 (a) (f)	283	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	5,817	5,611
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class BKW1, 1.50%, 1/29/2026 (a) (f)	14,340	13,605
Series 2021-FRR1, Class AKW1, 1.72%, 1/29/2026 (a) (f)	16,010	15,374
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (a) (f)	14,570	14,038
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (a)	22,370	17,591
Series 2021-FRR1, Class AK58, 2.24%, 9/29/2029 (a) (f)	28,730	27,224
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.19%, 10/15/2048 ‡ (a) (f)	629	1
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (a)	4,484	4,428
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (f)	53,745	51,819
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	9,204
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	17,493
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.01%, 1/15/2049 (a) (f)	14,886	2
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	39

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	14,250	13,074
Series 2014-USA, Class B, 4.18%, 9/15/2037 (a)	24,890	21,807
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	16,830	12,756
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (a) (f)	4,000	3,762
FHLMC Series 2023-MN7, Class M1, 7.95%, 9/25/2043 (a) (f)	20,402	20,618
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KLU2, Class A7, 2.23%, 9/25/2025 (f)	13,313	13,121
Series KJ17, Class A2, 2.98%, 11/25/2025	760	756
Series K070, Class A2, 3.30%, 11/25/2027 (f)	17,323	16,889
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,359
Series K072, Class AM, 3.50%, 12/25/2027 (f)	19,000	18,564
Series W5FX, Class AFX, 3.34%, 4/25/2028 (f)	21,769	21,086
Series K081, Class A2, 3.90%, 8/25/2028 (f)	1,531	1,511
Series K082, Class AM, 3.92%, 9/25/2028 (f)	12,035	11,867
Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,072
Series K088, Class A2, 3.69%, 1/25/2029	355	347
Series K115, Class XAM, IO, 1.54%, 7/25/2030 (f)	44,581	3,199
Series K118, Class XAM, IO, 1.17%, 9/25/2030 (f)	21,865	1,231
Series K753, Class A2, 4.40%, 10/25/2030	40,970	40,979
Series K754, Class AM, 4.94%, 11/25/2030 (f)	18,128	18,561
Series KJ45, Class A2, 4.66%, 1/25/2031	19,800	19,950
Series K137, Class AM, 1.98%, 12/25/2031 (f)	29,800	25,350
Series K138, Class AM, 1.89%, 1/25/2032	24,220	20,493
Series K142, Class A2, 2.40%, 3/25/2032	58,400	51,220
Series K145, Class A2, 2.58%, 5/25/2032	40,795	36,065
Series K146, Class A2, 2.92%, 6/25/2032	27,100	24,497
Series K146, Class AM, 2.92%, 7/25/2032	27,000	24,293
Series K-150, Class AM, 3.52%, 9/25/2032 (f)	25,000	23,335
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	46,860	44,513
Series KJ42, Class A2, 4.12%, 11/25/2032	8,460	8,275
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	17,470
Series Q013, Class APT2, 1.17%, 5/25/2050 (f)	13,982	13,133
Series K145, Class AM, 2.58%, 6/25/2055	42,900	37,755
FNMA ACES
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (f)	22,699	22,397
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2016-M11, Class A2, 2.37%, 7/25/2026 (f)	85,823	83,583
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (f)	7,700	7,467
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	31,108	30,435
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	24,442	23,839
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (f)	26,160	25,482
Series 2017-M15, Class A2, 2.96%, 9/25/2027 (f)	8,341	8,102
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (f)	19,403	18,724
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (f)	18,306	17,667
Series 2018-M9, Class APT2, 3.10%, 4/25/2028 (f)	63,717	61,594
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (f)	31,719	30,815
Series 2018-M10, Class A2, 3.35%, 7/25/2028 (f)	44,241	43,060
Series 2019-M1, Class A2, 3.54%, 9/25/2028 (f)	28,843	28,120
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	6,929	6,393
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (f)	48,206	2,346
Series 2017-M5, Class A2, 2.99%, 4/25/2029 (f)	4,532	4,316
Series 2019-M7, Class A2, 3.14%, 4/25/2029	32,650	31,090
Series 2017-M11, Class A2, 2.98%, 8/25/2029	12,668	11,964
Series 2020-M5, Class A2, 2.21%, 1/25/2030	39,634	35,976
Series 2018-M3, Class A2, 3.06%, 2/25/2030 (f)	13,621	12,925
Series 2020-M50, Class A2, 1.20%, 10/25/2030	10,448	9,783
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (f)	162,565	7,597
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (f)	28,657	24,179
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (f)	45,000	37,877
Series 2022-M10, Class A2, 1.94%, 1/25/2032 (f)	5,800	4,934
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (f)	48,740	41,676
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (f)	60,253	53,286
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (f)	56,250	53,593
Series 2023-M8, Class A1, 4.47%, 11/25/2032 (f)	18,148	18,149
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (f)	71,540	71,007
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (f)	12,714	12,830
Series 2024-M2, Class A2, 3.75%, 8/25/2033	112,205	105,161
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	1,873	1,855
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (f)	135,784	9,598
Series 2022-M5, Class A1, 2.35%, 1/1/2034 (f)	14,713	13,633
Series 2019-M10, Class X, IO, 0.49%, 5/25/2049 (f)	68,948	2,044
FREMF Mortgage Trust
Series 2018-KSL1, Class B, 4.00%, 11/25/2025 (a) (f)	10,011	9,879
Series 2019-KL05, Class BP, 3.96%, 6/25/2029 (a) (f)	5,645	5,228
Series 2020-KHG2, Class B, 3.07%, 2/25/2030 (a) (f)	13,500	11,934
Series 2020-KHG2, Class C, 3.07%, 2/25/2030 (a) (f)	32,666	27,108
Series 2021-KLU3, Class BFX, 4.26%, 1/25/2031 (a) (f)	9,471	8,636
Series 2018-KW07, Class B, 4.08%, 10/25/2031 (a) (f)	5,000	4,410
Series 2015-K44, Class B, 3.28%, 1/25/2048 (a) (f)	114	114
Series 2015-K47, Class B, 3.58%, 6/25/2048 (a) (f)	5,000	4,975
Series 2015-K51, Class B, 3.96%, 10/25/2048 (a) (f)	10,000	9,917
Series 2016-K56, Class B, 3.95%, 6/25/2049 (a) (f)	8,451	8,333
Series 2017-K67, Class B, 3.95%, 9/25/2049 (a) (f)	10,500	10,247
Series 2017-K63, Class B, 3.88%, 2/25/2050 (a) (f)	20,000	19,617
Series 2019-K102, Class B, 3.53%, 12/25/2051 (a) (f)	6,000	5,593
Series 2019-K90, Class B, 4.32%, 2/25/2052 (a) (f)	8,500	8,282
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-K93, Class B, 4.12%, 5/25/2052 (a) (f)	8,000	7,707
Series 2020-K737, Class B, 3.33%, 1/25/2053 (a) (f)	10,000	9,748
GAM Re-REMIC Trust Series 2021-FRR2, Class BK44, 0.76%, 9/27/2051 ‡ (a) (f)	21,129	21,038
GNMA Series 2021-211, Class AC, 1.30%, 1/16/2063	7,512	5,547
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	36,250	35,933
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.19%, 8/12/2037 ‡ (a) (f)	86	—
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (f)	1,110	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (a)	8,924	8,306
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 6.53%, 4/15/2038 (a) (f)	12,560	12,548
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	38,560	34,511
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	81,600	58,581
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.35%, 11/25/2053 (a) (f)	41,957	43,701
Series 2024-01, Class M7, 7.10%, 7/25/2054 (a) (f)	7,615	7,690
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	40,900	40,070
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	33,500	33,987
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (a)	45,950	47,004
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	21,436	18,376
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	67,015	57,808
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (f)	2,067	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,701
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	41

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.06%, 3/15/2045 (a) (f)	2,500	2,097
Total Commercial Mortgage-Backed Securities (Cost $2,610,861)		2,505,008
Collateralized Mortgage Obligations — 5.0%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	1,748	1,765
Series 2005-1CB, Class 1A6, IF, IO, 2.67%, 3/25/2035 (f)	532	37
Series 2005-22T1, Class A2, IF, IO, 0.64%, 6/25/2035 (f)	3,263	181
Series 2005-20CB, Class 3A8, IF, IO, 0.32%, 7/25/2035 (f)	2,235	69
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	856	733
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	42	17
Series 2005-37T1, Class A2, IF, IO, 0.62%, 9/25/2035 (f)	11,046	509
Series 2005-54CB, Class 1A2, IF, IO, 0.42%, 11/25/2035 (f)	2,775	119
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	702	536
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	10	8
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	315	278
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (f)	2	2
Aml-prop CAP Frn Series 2022-E, 6.45%, 3/25/2025 ‡	4,941	4,922
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (f)	80,000	81,557
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (f)	231	71
Baml PIMCO Frn, 0.00%, 5/30/2025 ‡	28,014	28,014
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	7	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	85	61
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	65	61
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	122	108
Series 2005-7, Class 30, PO, 11/25/2035	67	66
Series 2005-8, Class 30, PO, 1/25/2036	25	16
Series 2006-1, Class X, PO, 1/25/2036	28	18
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banc of America Mortgage Trust Series 2003-C, Class 3A1, 6.75%, 4/25/2033 (f)	13	12
Bear Stearns ARM Trust
Series 2003-2, Class A5, 6.34%, 1/25/2033 (a) (f)	373	369
Series 2003-7, Class 3A, 7.28%, 10/25/2033 (f)	12	12
Series 2004-2, Class 14A, 4.54%, 5/25/2034 (f)	168	156
Series 2006-1, Class A1, 6.53%, 2/25/2036 (f)	387	366
Brean Asset-Backed Securities Trust Series 2023-SRM1, Class A, 4.00%, 9/25/2063 ‡ (a)	13,263	13,066
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	11	8
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	20	15
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (a) (d)	37,151	37,326
CFIN LLC Series 2024-1A, Class A, 6.50%, 11/27/2028 ‡ (a)	93,000	93,409
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.68%, 6/25/2035 (f)	127	126
Series 2007-A2, Class 1A1, 7.26%, 6/25/2035 (f)	28	29
Series 2007-A1, Class 9A1, 6.53%, 2/25/2037 (f)	94	93
Series 2007-A1, Class 2A1, 6.59%, 2/25/2037 (f)	137	129
Series 2007-A1, Class 1A3, 6.68%, 2/25/2037 (f)	63	62
Series 2007-A1, Class 7A1, 7.55%, 2/25/2037 (f)	3	3
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	13	6
Series 2002-18, PO, 11/25/2032	31	24
Series 2004-3, Class A26, 5.50%, 4/25/2034	91	89
Series 2004-3, Class A4, 5.75%, 4/25/2034	62	61
Series 2004-HYB1, Class 2A, 5.33%, 5/20/2034 (f)	43	41
Series 2004-HYB3, Class 2A, 4.66%, 6/20/2034 (f)	158	145
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	359	363
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-7, Class 2A1, 5.56%, 6/25/2034 (f)	30	28
Series 2004-HYB6, Class A3, 6.02%, 11/20/2034 (f)	147	141
Series 2005-14, Class A2, 5.50%, 7/25/2035	72	30
Series 2005-16, Class A23, 5.50%, 9/25/2035	40	25
Series 2005-22, Class 2A1, 5.16%, 11/25/2035 (f)	678	554
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	146	132
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 7.74%, 9/25/2033 (f)	109	111
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 6.56%, 9/25/2033 (a) (f)	260	259
Series 2004-UST1, Class A6, 7.54%, 8/25/2034 (f)	38	36
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (f)	1,151	1,119
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	11	7
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	6	5
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	35	33
Series 2005-1, Class 2A1A, 3.53%, 2/25/2035 (f)	143	121
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	322	322
Series 2005-5, Class 1A2, 4.47%, 8/25/2035 (f)	334	277
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M2, 7.70%, 1/25/2043 (a) (f)	17,575	18,603
Series 2023-R06, Class 1M2, 7.05%, 7/25/2043 (a) (f)	9,750	10,094
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (f)	293	297
Series 2003-AR15, Class 3A1, 7.31%, 6/25/2033 (f)	43	44
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	155	152
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-23, Class 1P, PO, 10/25/2033	183	134
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	144	144
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	404	404
Series 2005-9, Class AP, PO, 10/25/2035	29	22
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	732	105
Series 2005-10, Class AP, PO, 11/25/2035	35	24
CSMC Trust
Series 2021-RPL1, Class A1, 4.08%, 9/27/2060 (a) (f)	16,489	16,443
Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (f)	11,612	11,581
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (a)	3,738	4,062
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (f)	26	26
FARM Mortgage Trust
Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (f)	25,331	20,675
Series 2024-2, Class A, 5.20%, 8/1/2054 (a) (f)	54,083	52,682
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-4, Class HT, 3.25%, 6/25/2057 (d)	13,285	11,964
Series 2017-4, Class M60C, 3.50%, 6/25/2057	8,382	7,670
Series 2017-4, Class MT, 3.50%, 6/25/2057	25,717	23,185
Series 2018-4, Class MA, 3.50%, 3/25/2058	26,821	25,605
Series 2018-4, Class MZ, 3.50%, 3/25/2058	14,973	11,063
Series 2019-1, Class MT, 3.50%, 7/25/2058	34,669	30,879
Series 2019-1, Class M55D, 4.00%, 7/25/2058	18,658	17,435
Series 2019-2, Class MA, 3.50%, 8/26/2058	13,198	12,521
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,443	21,825
Series 2019-4, Class MA, 3.00%, 2/25/2059	33,532	31,044
Series 2020-1, Class M55G, 3.00%, 8/25/2059	29,705	26,710
Series 2020-2, Class MB, 2.00%, 11/25/2059	20,429	14,156
Series 2020-3, Class MT, 2.00%, 5/25/2060	43,972	34,927
Series 2020-3, Class MTU, 2.50%, 5/25/2060	40,080	33,249
Series 2022-1, Class MTU, 3.25%, 11/25/2061	87,264	75,066
Series 2023-1, Class MT, 3.00%, 10/25/2062	55,525	46,525
Series 2024-2, Class MT, 3.50%, 5/25/2064	85,336	75,232
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	43

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	940	987
Series R007, Class ZA, 6.00%, 5/15/2036	1,226	1,271
FHLMC, REMIC
Series 3684, Class CY, 4.50%, 6/15/2025	7	7
Series 3022, Class SX, IF, 5.74%, 8/15/2025 (f)	1	1
Series 3051, Class DP, IF, 8.43%, 10/15/2025 (f)	4	4
Series 3793, Class AB, 3.50%, 1/15/2026	177	176
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1890, Class H, 7.50%, 9/15/2026	1	1
Series 1899, Class ZE, 8.00%, 9/15/2026	8	8
Series 1927, Class ZA, 6.50%, 1/15/2027	6	6
Series 1927, Class PH, 7.50%, 1/15/2027	16	16
Series 1963, Class Z, 7.50%, 1/15/2027	7	7
Series 1935, Class FL, 5.15%, 2/15/2027 (f)	—	—
Series 1981, Class Z, 6.00%, 5/15/2027	8	8
Series 1970, Class PG, 7.25%, 7/15/2027	1	1
Series 1987, Class PE, 7.50%, 9/15/2027	12	12
Series 2019, Class Z, 6.50%, 12/15/2027	14	14
Series 2038, Class PN, IO, 7.00%, 3/15/2028	15	1
Series 2040, Class PE, 7.50%, 3/15/2028	36	36
Series 2054, Class PV, 7.50%, 5/15/2028	12	13
Series 2063, Class PG, 6.50%, 6/15/2028	20	20
Series 2064, Class TE, 7.00%, 6/15/2028	1	1
Series 2070, Class C, 6.00%, 7/15/2028	20	20
Series 2075, Class PM, 6.25%, 8/15/2028	59	60
Series 2075, Class PH, 6.50%, 8/15/2028	55	56
Series 2086, Class GB, 6.00%, 9/15/2028	6	6
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	22	1
Series 2095, Class PE, 6.00%, 11/15/2028	45	46
Series 2106, Class ZD, 6.00%, 12/15/2028	105	106
Series 2388, Class FB, 5.05%, 1/15/2029 (f)	24	24
Series 2110, Class PG, 6.00%, 1/15/2029	120	121
Series 2125, Class JZ, 6.00%, 2/15/2029	32	33
Series 2126, Class CB, 6.25%, 2/15/2029	91	92
Series 2132, Class SB, IF, 11.30%, 3/15/2029 (f)	4	4
Series 2141, IO, 7.00%, 4/15/2029	2	—
Series 2169, Class TB, 7.00%, 6/15/2029	100	103
Series 2163, Class PC, IO, 7.50%, 6/15/2029	8	1
Series 2172, Class QC, 7.00%, 7/15/2029	74	77
Series 2176, Class OJ, 7.00%, 8/15/2029	38	39
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	16	16
Series 2204, Class GB, 8.00%, 12/20/2029 (f)	2	—
Series 2208, Class PG, 7.00%, 1/15/2030	73	75
Series 2209, Class TC, 8.00%, 1/15/2030	17	18
Series 2210, Class Z, 8.00%, 1/15/2030	80	84
Series 2224, Class CB, 8.00%, 3/15/2030	17	18
Series 3654, Class DC, 5.00%, 4/15/2030	2,593	2,621
Series 2230, Class Z, 8.00%, 4/15/2030	20	21
Series 2234, Class PZ, 7.50%, 5/15/2030	20	21
Series 2247, Class Z, 7.50%, 8/15/2030	21	22
Series 2256, Class MC, 7.25%, 9/15/2030	29	31
Series 2259, Class ZM, 7.00%, 10/15/2030	63	65
Series 2262, Class Z, 7.50%, 10/15/2030	5	5
Series 2271, Class PC, 7.25%, 12/15/2030	56	59
Series 2296, Class PD, 7.00%, 3/15/2031	44	46
Series 2313, Class LA, 6.50%, 5/15/2031	8	8
Series 2325, Class PM, 7.00%, 6/15/2031	22	23
Series 2359, Class ZB, 8.50%, 6/15/2031	65	70
Series 2332, Class ZH, 7.00%, 7/15/2031	71	74
Series 2344, Class ZD, 6.50%, 8/15/2031	414	430
Series 2344, Class ZJ, 6.50%, 8/15/2031	60	62
Series 2345, Class NE, 6.50%, 8/15/2031	44	46
Series 2351, Class PZ, 6.50%, 8/15/2031	35	36
Series 2367, Class ME, 6.50%, 10/15/2031	50	52
Series 2399, Class OH, 6.50%, 1/15/2032	55	56
Series 2399, Class TH, 6.50%, 1/15/2032	63	65
Series 2475, Class S, IF, IO, 3.55%, 2/15/2032 (f)	183	19
Series 2410, Class QX, IF, IO, 4.20%, 2/15/2032 (f)	29	2
Series 2418, Class FO, 5.35%, 2/15/2032 (f)	60	61
Series 2410, Class NG, 6.50%, 2/15/2032	71	74
Series 2420, Class XK, 6.50%, 2/15/2032	99	103
Series 2412, Class SP, IF, 7.19%, 2/15/2032 (f)	95	104
Series 2410, Class QS, IF, 7.92%, 2/15/2032 (f)	97	103
Series 2444, Class ES, IF, IO, 3.50%, 3/15/2032 (f)	69	6
Series 2450, Class SW, IF, IO, 3.55%, 3/15/2032 (f)	45	4
Series 2423, Class TB, 6.50%, 3/15/2032	95	98
Series 2430, Class WF, 6.50%, 3/15/2032	111	115
Series 2423, Class MC, 7.00%, 3/15/2032	63	65
Series 2423, Class MT, 7.00%, 3/15/2032	72	76
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2434, Class ZA, 6.50%, 4/15/2032	160	162
Series 2435, Class CJ, 6.50%, 4/15/2032	152	158
Series 2441, Class GF, 6.50%, 4/15/2032	27	29
Series 2434, Class TC, 7.00%, 4/15/2032	143	149
Series 2436, Class MC, 7.00%, 4/15/2032	28	29
Series 2455, Class GK, 6.50%, 5/15/2032	88	92
Series 2450, Class GZ, 7.00%, 5/15/2032	93	98
Series 2458, Class ZM, 6.50%, 6/15/2032	45	46
Series 2466, Class DH, 6.50%, 6/15/2032	31	32
Series 2466, Class PH, 6.50%, 6/15/2032	111	115
Series 2474, Class NR, 6.50%, 7/15/2032	100	103
Series 2484, Class LZ, 6.50%, 7/15/2032	127	133
Series 3393, Class JO, PO, 9/15/2032	299	267
Series 2500, Class MC, 6.00%, 9/15/2032	84	87
Series 2835, Class QO, PO, 12/15/2032	15	13
Series 2571, Class FY, 5.20%, 12/15/2032 (f)	119	120
Series 2543, Class YX, 6.00%, 12/15/2032	236	244
Series 2544, Class HC, 6.00%, 12/15/2032	92	95
Series 2571, Class SY, IF, 7.91%, 12/15/2032 (f)	70	75
Series 2552, Class ME, 6.00%, 1/15/2033	161	166
Series 2567, Class QD, 6.00%, 2/15/2033	145	151
Series 2575, Class ME, 6.00%, 2/15/2033	648	672
Series 2596, Class QG, 6.00%, 3/15/2033	89	93
Series 2586, Class WI, IO, 6.50%, 3/15/2033	55	8
Series 2631, Class SA, IF, 6.69%, 6/15/2033 (f)	199	217
Series 2692, Class SC, IF, 4.38%, 7/15/2033 (f)	89	92
Series 2642, Class SL, IF, 4.58%, 7/15/2033 (f)	4	3
Series 2653, Class PZ, 5.00%, 7/15/2033	831	841
Series 4238, Class WY, 3.00%, 8/15/2033	1,542	1,474
Series 2671, Class S, IF, 6.59%, 9/15/2033 (f)	55	59
Series 2733, Class SB, IF, 4.00%, 10/15/2033 (f)	1,490	1,449
Series 2780, Class SY, IF, 6.70%, 11/15/2033 (f)	33	36
Series 2722, Class PF, 5.05%, 12/15/2033 (f)	486	487
Series 3920, Class LP, 5.00%, 1/15/2034	752	762
Series 2744, Class PE, 5.50%, 2/15/2034	1	1
Series 2802, Class OH, 6.00%, 5/15/2034	133	136
Series 3611, PO, 7/15/2034	325	285
Series 3305, Class MG, IF, 6.67%, 7/15/2034 (f)	126	129
Series 2990, Class GO, PO, 2/15/2035	104	90
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2929, Class MS, IF, 8.57%, 2/15/2035 (f)	125	128
Series 2968, Class EH, 6.00%, 4/15/2035	3,128	3,225
Series 2981, Class FA, 4.85%, 5/15/2035 (f)	145	144
Series 2988, Class AF, 4.75%, 6/15/2035 (f)	277	275
Series 2990, Class WP, IF, 5.54%, 6/15/2035 (f)	2	2
Series 3014, Class OD, PO, 8/15/2035	26	22
Series 3085, Class WF, 5.25%, 8/15/2035 (f)	157	158
Series 3029, Class SO, PO, 9/15/2035	90	82
Series 3064, Class SG, IF, 5.16%, 11/15/2035 (f)	98	103
Series 3101, Class UZ, 6.00%, 1/15/2036	367	385
Series 3102, Class HS, IF, 8.24%, 1/15/2036 (f)	12	13
Series 3117, Class AO, PO, 2/15/2036	126	115
Series 3117, Class EO, PO, 2/15/2036	82	72
Series 3117, Class OG, PO, 2/15/2036	40	35
Series 3117, Class OK, PO, 2/15/2036	75	65
Series 3122, Class OH, PO, 3/15/2036	78	67
Series 3122, Class OP, PO, 3/15/2036	72	66
Series 3134, PO, 3/15/2036	19	16
Series 3122, Class ZB, 6.00%, 3/15/2036	30	32
Series 3138, PO, 4/15/2036	114	99
Series 3147, PO, 4/15/2036	148	134
Series 3607, Class AO, PO, 4/15/2036	206	174
Series 3607, Class BO, PO, 4/15/2036	377	326
Series 3137, Class XP, 6.00%, 4/15/2036	278	292
Series 3219, Class DI, IO, 6.00%, 4/15/2036	192	33
Series 3819, Class ZQ, 6.00%, 4/15/2036	2,039	2,142
Series 3149, Class SO, PO, 5/15/2036	69	58
Series 3151, PO, 5/15/2036	131	109
Series 3153, Class EO, PO, 5/15/2036	156	135
Series 3233, Class OP, PO, 5/15/2036	29	25
Series 3171, Class MO, PO, 6/15/2036	184	166
Series 3164, Class MG, 6.00%, 6/15/2036	47	49
Series 3523, Class SD, IF, 7.42%, 6/15/2036 (f)	77	78
Series 3179, Class OA, PO, 7/15/2036	75	64
Series 3194, Class SA, IF, IO, 2.65%, 7/15/2036 (f)	38	4
Series 3181, Class AZ, 6.50%, 7/15/2036	227	238
Series 3195, Class PD, 6.50%, 7/15/2036	164	170
Series 3200, PO, 8/15/2036	119	100
Series 3202, Class HI, IF, IO, 2.20%, 8/15/2036 (f)	1,546	144
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	45

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3200, Class AY, 5.50%, 8/15/2036	491	510
Series 3645, Class KZ, 5.50%, 8/15/2036	175	182
Series 3213, Class OA, PO, 9/15/2036	68	59
Series 3218, Class AO, PO, 9/15/2036	54	43
Series 3225, Class EO, PO, 10/15/2036	133	107
Series 3232, Class ST, IF, IO, 2.25%, 10/15/2036 (f)	228	18
Series 3704, Class DT, 7.50%, 11/15/2036	1,625	1,734
Series 3256, PO, 12/15/2036	71	59
Series 3704, Class CT, 7.00%, 12/15/2036	3,660	3,879
Series 3704, Class ET, 7.50%, 12/15/2036	1,442	1,577
Series 3261, Class OA, PO, 1/15/2037	72	60
Series 3260, Class CS, IF, IO, 1.69%, 1/15/2037 (f)	119	11
Series 3274, Class JO, PO, 2/15/2037	22	19
Series 3510, Class OD, PO, 2/15/2037	166	143
Series 3275, Class FL, 4.89%, 2/15/2037 (f)	101	100
Series 3274, Class B, 6.00%, 2/15/2037	176	186
Series 3286, PO, 3/15/2037	7	6
Series 3290, Class SB, IF, IO, 2.00%, 3/15/2037 (f)	243	19
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (f)	65	72
Series 3373, Class TO, PO, 4/15/2037	76	65
Series 3302, Class UT, 6.00%, 4/15/2037	198	209
Series 3316, PO, 5/15/2037	125	104
Series 3318, Class AO, PO, 5/15/2037	2	2
Series 3607, PO, 5/15/2037	740	610
Series 3315, Class HZ, 6.00%, 5/15/2037	137	144
Series 3326, Class JO, PO, 6/15/2037	13	12
Series 3331, PO, 6/15/2037	70	60
Series 3607, Class OP, PO, 7/15/2037	701	589
Series 4032, Class TO, PO, 7/15/2037	994	831
Series 3344, Class SL, IF, IO, 2.15%, 7/15/2037 (f)	138	12
Series 4048, Class FJ, 5.05%, 7/15/2037 (f)	1,610	1,589
Series 3365, PO, 9/15/2037	108	90
Series 3371, Class FA, 5.05%, 9/15/2037 (f)	58	58
Series 3387, Class SA, IF, IO, 1.97%, 11/15/2037 (f)	970	74
Series 3383, Class SA, IF, IO, 2.00%, 11/15/2037 (f)	448	36
Series 3404, Class SC, IF, IO, 1.55%, 1/15/2038 (f)	1,002	90
Series 3422, Class SE, IF, 6.32%, 2/15/2038 (f)	48	51
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3423, Class PB, 5.50%, 3/15/2038	851	880
Series 3424, Class PI, IF, IO, 2.35%, 4/15/2038 (f)	516	52
Series 3453, Class B, 5.50%, 5/15/2038	74	75
Series 3455, Class SE, IF, IO, 1.75%, 6/15/2038 (f)	490	54
Series 3461, Class LZ, 6.00%, 6/15/2038	53	55
Series 3461, Class Z, 6.00%, 6/15/2038	1,105	1,153
Series 3481, Class SJ, IF, IO, 1.40%, 8/15/2038 (f)	625	55
Series 3895, Class WA, 5.64%, 10/15/2038 (f)	258	266
Series 3501, Class CB, 5.50%, 1/15/2039	533	547
Series 3511, Class SA, IF, IO, 1.55%, 2/15/2039 (f)	278	21
Series 3546, Class A, 7.00%, 2/15/2039 (f)	188	191
Series 3531, Class SM, IF, IO, 1.65%, 5/15/2039 (f)	45	3
Series 3531, Class SA, IF, IO, 1.85%, 5/15/2039 (f)	382	31
Series 3549, Class FA, 5.65%, 7/15/2039 (f)	44	45
Series 3607, Class TO, PO, 10/15/2039	372	312
Series 3608, Class SC, IF, IO, 1.80%, 12/15/2039 (f)	241	20
Series 3621, Class BO, PO, 1/15/2040	327	282
Series 3802, Class LS, IF, IO, 1.52%, 1/15/2040 (f)	1,614	130
Series 3632, Class BS, IF, 2.66%, 2/15/2040 (f)	876	836
Series 3740, Class SB, IF, IO, 1.55%, 10/15/2040 (f)	732	60
Series 3740, Class SC, IF, IO, 1.55%, 10/15/2040 (f)	787	77
Series 3779, Class GZ, 4.50%, 12/15/2040	5,984	5,716
Series 3779, Class Z, 4.50%, 12/15/2040	15,900	15,464
Series 3860, Class PZ, 5.00%, 5/15/2041	9,288	9,291
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	538	514
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	1,430	1,439
Series 4048, Class FB, 4.85%, 10/15/2041 (f)	1,282	1,278
Series 3957, Class B, 4.00%, 11/15/2041	942	915
Series 3966, Class NA, 4.00%, 12/15/2041	841	816
Series 4012, Class FN, 4.95%, 3/15/2042 (f)	2,611	2,596
Series 4077, Class FB, 4.95%, 7/15/2042 (f)	1,172	1,158
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,590
Series 4257, Class DZ, 2.50%, 10/15/2043	6,498	5,576
Series 3688, Class GT, 7.51%, 11/15/2046 (f)	1,692	1,801
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4809, Class ZM, 4.00%, 7/15/2048	20,580	19,379
Series 4837, Class ZB, 4.00%, 10/15/2048	7,012	6,580
Series 5008, Class LB, 1.50%, 8/25/2050	19,816	15,347
Series 5190, Class PH, 2.50%, 2/25/2052	18,983	17,228
Series 5354, PO, 10/25/2053	7,596	5,826
FHLMC, STRIPS
Series 197, PO, 4/1/2028	83	78
Series 233, Class 11, IO, 5.00%, 9/15/2035	358	60
Series 233, Class 12, IO, 5.00%, 9/15/2035	306	44
Series 233, Class 13, IO, 5.00%, 9/15/2035	571	87
Series 239, Class S30, IF, IO, 3.25%, 8/15/2036 (f)	1,117	141
Series 262, Class 35, 3.50%, 7/15/2042	11,866	11,134
Series 264, Class F1, 5.00%, 7/15/2042 (f)	4,730	4,684
Series 270, Class F1, 4.95%, 8/15/2042 (f)	1,652	1,631
Series 299, Class 300, 3.00%, 1/15/2043	865	791
Series 310, PO, 9/15/2043	2,797	2,131
Series 406, PO, 10/25/2053	52,991	43,899
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.38%, 7/25/2032 (f)	276	255
Series T-48, Class 1A, 4.36%, 7/25/2033 (f)	795	759
Series T-76, Class 2A, 2.34%, 10/25/2037 (f)	4,794	4,288
Series T-42, Class A5, 7.50%, 2/25/2042	1,113	1,179
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	235	248
Series T-54, Class 2A, 6.50%, 2/25/2043	1,363	1,382
Series T-54, Class 3A, 7.00%, 2/25/2043	440	461
Series T-56, Class A5, 5.23%, 5/25/2043	2,858	2,756
Series T-57, Class 1AP, PO, 7/25/2043	92	73
Series T-57, Class 1A3, 7.50%, 7/25/2043	262	280
Series T-58, Class A, PO, 9/25/2043	97	66
Series T-58, Class 4A, 7.50%, 9/25/2043	1,440	1,483
Series T-59, Class 1AP, PO, 10/25/2043	110	57
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,347	1,398
Series T-62, Class 1A1, 5.89%, 10/25/2044 (f)	1,472	1,343
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	422	199
Series 2007-FA4, Class 1A2, IF, IO, 1.22%, 8/25/2037 (f)	4,577	345
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	827	860
Series 2003-W8, Class 3F1, 4.87%, 5/25/2042 (f)	113	113
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	233	234
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	400	415
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,349	1,331
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	472	481
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	513	524
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	119	123
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	101	103
Series 2004-W15, Class 2AF, 4.72%, 8/25/2044 (f)	370	367
Series 2005-W3, Class 2AF, 4.69%, 3/25/2045 (f)	3,101	3,074
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	160	164
Series 2006-W2, Class 2A, 4.98%, 11/25/2045 (f)	442	451
Series 2006-W2, Class 1AF1, 4.69%, 2/25/2046 (f)	1,359	1,342
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	85,789	82,824
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (f)	236	236
Series 2001-T3, Class A1, 7.50%, 11/25/2040	395	404
Series 2002-T4, Class A1, 6.50%, 12/25/2041	4,565	4,688
Series 2002-T16, Class A2, 7.00%, 7/25/2042	533	557
Series 2004-T2, Class 2A, 5.19%, 7/25/2043 (f)	291	295
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	680	691
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	75	76
Series 2004-T3, Class PT1, 9.34%, 1/25/2044 (f)	98	104
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,366	1,391
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	566	584
FNMA, REMIC
Series 2005-67, Class EY, 5.50%, 8/25/2025	14	14
Series 2005-121, Class DX, 5.50%, 1/25/2026	—	—
Series 2006-94, Class GK, IF, 10.92%, 10/25/2026 (f)	9	9
Series 1996-48, Class Z, 7.00%, 11/25/2026	3	3
Series 1997-27, Class J, 7.50%, 4/18/2027	5	5
Series 1997-29, Class J, 7.50%, 4/20/2027	8	8
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	47

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1997-32, Class PG, 6.50%, 4/25/2027	4	4
Series 1997-39, Class PD, 7.50%, 5/20/2027	26	27
Series 1997-42, Class ZC, 6.50%, 7/18/2027	1	1
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	8	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	12	12
Series 2008-55, Class S, IF, IO, 3.13%, 7/25/2028 (f)	263	13
Series 2009-11, Class NB, 5.00%, 3/25/2029	23	23
Series 1999-18, Class Z, 5.50%, 4/18/2029	3	3
Series 1999-17, Class C, 6.35%, 4/25/2029	8	8
Series 1999-62, Class PB, 7.50%, 12/18/2029	10	10
Series 2000-2, Class ZE, 7.50%, 2/25/2030	57	59
Series 2000-52, IO, 8.50%, 1/25/2031	6	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	5	5
Series 2011-31, Class DB, 3.50%, 4/25/2031	2,029	1,980
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	81	9
Series 2001-30, Class PM, 7.00%, 7/25/2031	37	38
Series 2001-36, Class DE, 7.00%, 8/25/2031	83	86
Series 2001-49, Class Z, 6.50%, 9/25/2031	25	26
Series 2001-44, Class MY, 7.00%, 9/25/2031	107	112
Series 2001-44, Class PD, 7.00%, 9/25/2031	15	15
Series 2001-44, Class PU, 7.00%, 9/25/2031	17	18
Series 2001-60, Class QS, IF, 8.87%, 9/25/2031 (f)	50	56
Series 2001-52, Class KB, 6.50%, 10/25/2031	16	16
Series 2003-52, Class SX, IF, 9.55%, 10/25/2031 (f)	32	37
Series 2001-60, Class PX, 6.00%, 11/25/2031	133	137
Series 2004-74, Class SW, IF, 6.59%, 11/25/2031 (f)	44	48
Series 2001-61, Class Z, 7.00%, 11/25/2031	149	154
Series 2001-72, Class SX, IF, 7.06%, 12/25/2031 (f)	2	3
Series 2001-81, Class LO, PO, 1/25/2032	3	3
Series 2002-1, Class SA, IF, 10.67%, 2/25/2032 (f)	13	15
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	84	2
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	1	1
Series 2002-21, Class LO, PO, 4/25/2032	4	4
Series 2002-15, Class ZA, 6.00%, 4/25/2032	352	363
Series 2002-21, Class PE, 6.50%, 4/25/2032	60	62
Series 2002-28, Class PK, 6.50%, 5/25/2032	122	127
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-37, Class Z, 6.50%, 6/25/2032	57	58
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	163	12
Series 2002-48, Class GH, 6.50%, 8/25/2032	136	142
Series 2002-71, Class AP, 5.00%, 11/25/2032	20	20
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,066	1,103
Series 2004-61, Class SH, IF, 6.13%, 11/25/2032 (f)	17	18
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	45	47
Series 2004-59, Class BG, PO, 12/25/2032	28	25
Series 2002-78, Class Z, 5.50%, 12/25/2032	329	338
Series 2002-77, Class S, IF, 6.29%, 12/25/2032 (f)	23	25
Series 2003-9, Class NZ, 6.50%, 2/25/2033	63	66
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	24	1
Series 2003-22, Class UD, 4.00%, 4/25/2033	588	576
Series 2003-35, Class EA, PO, 5/25/2033	20	17
Series 2003-42, Class GB, 4.00%, 5/25/2033	50	48
Series 2003-34, Class AX, 6.00%, 5/25/2033	103	107
Series 2003-34, Class ED, 6.00%, 5/25/2033	427	442
Series 2003-34, Class GE, 6.00%, 5/25/2033	261	270
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	25	4
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	230	33
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	457	33
Series 2003-47, Class PE, 5.75%, 6/25/2033	185	191
Series 2003-64, Class SX, IF, 2.64%, 7/25/2033 (f)	64	61
Series 2003-132, Class OA, PO, 8/25/2033	2	2
Series 2003-71, Class DS, IF, 1.54%, 8/25/2033 (f)	332	314
Series 2003-74, Class SH, IF, 2.13%, 8/25/2033 (f)	48	42
Series 2005-56, Class TP, IF, 4.75%, 8/25/2033 (f)	6	6
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	691	87
Series 2003-73, Class HC, 5.50%, 8/25/2033	276	283
Series 2003-91, Class SD, IF, 5.06%, 9/25/2033 (f)	41	42
Series 2013-100, Class WB, 3.00%, 10/25/2033	4,761	4,561
Series 2003-105, Class AZ, 5.50%, 10/25/2033	2,031	2,088
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-116, Class SB, IF, IO, 3.13%, 11/25/2033 (f)	277	23
Series 2006-44, Class P, PO, 12/25/2033	272	235
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,708	1,772
Series 2003-130, Class SX, IF, 4.82%, 1/25/2034 (f)	4	4
Series 2004-87, Class F, 5.22%, 1/25/2034 (f)	361	363
Series 2004-46, Class EP, PO, 3/25/2034	65	64
Series 2004-28, Class PF, 4.87%, 3/25/2034 (f)	60	60
Series 2004-17, Class H, 5.50%, 4/25/2034	680	701
Series 2004-25, Class SA, IF, 7.24%, 4/25/2034 (f)	87	97
Series 2004-46, Class SK, IF, 4.22%, 5/25/2034 (f)	21	22
Series 2004-36, Class FA, 4.87%, 5/25/2034 (f)	568	566
Series 2004-46, Class QB, IF, 6.13%, 5/25/2034 (f)	55	60
Series 2004-36, Class SA, IF, 7.24%, 5/25/2034 (f)	243	265
Series 2004-51, Class SY, IF, 5.31%, 7/25/2034 (f)	40	40
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,268	1,307
Series 2005-25, Class PF, 4.82%, 4/25/2035 (f)	307	304
Series 2005-42, Class PS, IF, 5.83%, 5/25/2035 (f)	7	7
Series 2005-59, Class SU, IF, 3.17%, 6/25/2035 (f)	94	97
Series 2005-56, Class S, IF, IO, 2.24%, 7/25/2035 (f)	194	17
Series 2005-66, Class SG, IF, 6.21%, 7/25/2035 (f)	94	99
Series 2005-68, Class PG, 5.50%, 8/25/2035	228	232
Series 2005-73, Class ZB, 5.50%, 8/25/2035	2,405	2,488
Series 2005-73, Class PS, IF, 5.53%, 8/25/2035 (f)	81	81
Series 2005-72, Class SB, IF, 5.71%, 8/25/2035 (f)	48	51
Series 2005-90, PO, 9/25/2035	2	2
Series 2005-75, Class SV, IF, 6.33%, 9/25/2035 (f)	14	16
Series 2010-39, Class OT, PO, 10/25/2035	65	56
Series 2005-90, Class ES, IF, 5.71%, 10/25/2035 (f)	83	86
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-84, Class XM, 5.75%, 10/25/2035	149	153
Series 2005-106, Class US, IF, 8.19%, 11/25/2035 (f)	263	288
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,534	1,591
Series 2005-109, Class PC, 6.00%, 12/25/2035	20	20
Series 2006-16, Class OA, PO, 3/25/2036	45	39
Series 2006-8, Class WQ, PO, 3/25/2036	585	481
Series 2006-8, Class WN, IF, IO, 2.23%, 3/25/2036 (f)	2,145	199
Series 2006-12, Class BZ, 5.50%, 3/25/2036	591	610
Series 2006-16, Class HZ, 5.50%, 3/25/2036	140	145
Series 2006-8, Class JZ, 5.50%, 3/25/2036	735	757
Series 2006-11, Class PS, IF, 8.19%, 3/25/2036 (f)	58	67
Series 2006-22, Class AO, PO, 4/25/2036	163	144
Series 2006-23, Class KO, PO, 4/25/2036	42	38
Series 2006-27, Class OH, PO, 4/25/2036	73	64
Series 2006-23, Class FK, 4.72%, 4/25/2036 (f)	349	346
Series 2006-33, Class LS, IF, 10.05%, 5/25/2036 (f)	53	64
Series 2006-43, PO, 6/25/2036	50	44
Series 2006-43, Class DO, PO, 6/25/2036	152	131
Series 2006-44, Class GO, PO, 6/25/2036	98	85
Series 2006-50, Class JO, PO, 6/25/2036	318	272
Series 2006-50, Class PS, PO, 6/25/2036	409	364
Series 2006-53, Class US, IF, IO, 2.11%, 6/25/2036 (f)	402	41
Series 2006-46, Class FW, 4.87%, 6/25/2036 (f)	103	103
Series 2006-46, Class SW, IF, 7.82%, 6/25/2036 (f)	16	18
Series 2006-58, PO, 7/25/2036	60	52
Series 2006-58, Class AP, PO, 7/25/2036	32	28
Series 2006-65, Class QO, PO, 7/25/2036	112	95
Series 2006-58, Class IG, IF, IO, 2.05%, 7/25/2036 (f)	121	9
Series 2006-56, Class FC, 4.76%, 7/25/2036 (f)	834	830
Series 2006-58, Class FL, 4.93%, 7/25/2036 (f)	97	97
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,255	1,316
Series 2006-63, Class ZH, 6.50%, 7/25/2036	589	626
Series 2011-19, Class ZY, 6.50%, 7/25/2036	781	829
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	49

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-60, Class AK, IF, 10.93%, 7/25/2036 (f)	61	66
Series 2006-62, Class PS, IF, 13.10%, 7/25/2036 (f)	41	57
Series 2006-72, Class GO, PO, 8/25/2036	185	160
Series 2006-72, Class TO, PO, 8/25/2036	34	29
Series 2006-79, Class DO, PO, 8/25/2036	77	65
Series 2006-79, Class OP, PO, 8/25/2036	119	97
Series 2007-7, Class SG, IF, IO, 2.03%, 8/25/2036 (f)	810	93
Series 2006-79, Class DF, 4.82%, 8/25/2036 (f)	326	325
Series 2006-77, Class PC, 6.50%, 8/25/2036	200	205
Series 2006-78, Class BZ, 6.50%, 8/25/2036	75	80
Series 2006-86, Class OB, PO, 9/25/2036	117	98
Series 2006-90, Class AO, PO, 9/25/2036	63	56
Series 2008-42, Class AO, PO, 9/25/2036	49	42
Series 2006-85, Class MZ, 6.50%, 9/25/2036	25	27
Series 2009-19, Class PW, 4.50%, 10/25/2036	508	505
Series 2006-95, Class SG, IF, 8.33%, 10/25/2036 (f)	61	73
Series 2006-109, PO, 11/25/2036	35	30
Series 2006-110, PO, 11/25/2036	167	143
Series 2006-111, Class EO, PO, 11/25/2036	95	82
Series 2006-115, Class OK, PO, 12/25/2036	92	73
Series 2006-119, PO, 12/25/2036	50	43
Series 2006-117, Class GS, IF, IO, 2.18%, 12/25/2036 (f)	404	34
Series 2006-118, Class A1, 4.53%, 12/25/2036 (f)	192	187
Series 2006-118, Class A2, 4.53%, 12/25/2036 (f)	827	813
Series 2006-115, Class ES, IF, 8.69%, 12/25/2036 (f)	8	9
Series 2006-128, PO, 1/25/2037	104	89
Series 2009-70, Class CO, PO, 1/25/2037	309	258
Series 2006-128, Class BP, 5.50%, 1/25/2037	20	20
Series 2007-10, Class FD, 4.72%, 2/25/2037 (f)	128	126
Series 2007-1, Class SD, IF, 12.20%, 2/25/2037 (f)	73	122
Series 2007-14, Class OP, PO, 3/25/2037	85	73
Series 2007-22, Class SC, IF, IO, 1.61%, 3/25/2037 (f)	15	—
Series 2007-14, Class ES, IF, IO, 1.97%, 3/25/2037 (f)	667	68
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-77, Class FG, 4.97%, 3/25/2037 (f)	186	186
Series 2009-63, Class P, 5.00%, 3/25/2037	11	10
Series 2007-16, Class FC, 5.22%, 3/25/2037 (f)	124	124
Series 2007-18, Class MZ, 6.00%, 3/25/2037	215	225
Series 2007-28, Class EO, PO, 4/25/2037	241	206
Series 2007-35, Class SI, IF, IO, 1.63%, 4/25/2037 (f)	240	11
Series 2007-29, Class SG, IF, 7.78%, 4/25/2037 (f)	144	164
Series 2007-42, Class AO, PO, 5/25/2037	10	9
Series 2007-43, Class FL, 4.77%, 5/25/2037 (f)	146	144
Series 2007-42, Class B, 6.00%, 5/25/2037	401	414
Series 2007-92, Class YS, IF, IO, 1.31%, 6/25/2037 (f)	126	9
Series 2007-53, Class SH, IF, IO, 1.63%, 6/25/2037 (f)	505	40
Series 2007-54, Class WI, IF, IO, 1.63%, 6/25/2037 (f)	135	12
Series 2007-98, Class FB, 4.92%, 6/25/2037 (f)	77	77
Series 2007-92, Class YA, 6.50%, 6/25/2037	76	79
Series 2007-67, PO, 7/25/2037	189	166
Series 2007-72, Class EK, IF, IO, 1.93%, 7/25/2037 (f)	1,334	137
Series 2007-65, Class KI, IF, IO, 2.15%, 7/25/2037 (f)	460	47
Series 2007-60, Class AX, IF, IO, 2.68%, 7/25/2037 (f)	1,941	272
Series 2007-97, Class FC, 4.97%, 7/25/2037 (f)	120	119
Series 2007-62, Class SE, IF, 5.33%, 7/25/2037 (f)	100	104
Series 2007-70, Class Z, 5.50%, 7/25/2037	463	481
Series 2007-76, Class AZ, 5.50%, 8/25/2037	53	53
Series 2007-76, Class ZG, 6.00%, 8/25/2037	135	137
Series 2007-78, Class CB, 6.00%, 8/25/2037	52	54
Series 2007-78, Class PE, 6.00%, 8/25/2037	101	104
Series 2007-81, Class GE, 6.00%, 8/25/2037	196	205
Series 2007-79, Class SB, IF, 7.64%, 8/25/2037 (f)	149	169
Series 2007-88, Class VI, IF, IO, 2.07%, 9/25/2037 (f)	653	69
Series 2007-85, Class SL, IF, 4.98%, 9/25/2037 (f)	39	41
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-86, Class OT, PO, 10/25/2037	1,691	1,425
Series 2007-100, Class SM, IF, IO, 1.98%, 10/25/2037 (f)	487	44
Series 2007-91, Class ES, IF, IO, 1.99%, 10/25/2037 (f)	726	72
Series 2007-108, Class SA, IF, IO, 1.89%, 12/25/2037 (f)	25	2
Series 2007-109, Class AI, IF, IO, 1.93%, 12/25/2037 (f)	608	46
Series 2007-112, Class SA, IF, IO, 1.98%, 12/25/2037 (f)	674	82
Series 2007-112, Class MJ, 6.50%, 12/25/2037	464	484
Series 2007-116, Class HI, IO, 2.00%, 1/25/2038 (f)	1,056	58
Series 2008-1, Class BI, IF, IO, 1.44%, 2/25/2038 (f)	535	45
Series 2008-4, Class SD, IF, IO, 1.53%, 2/25/2038 (f)	1,446	131
Series 2008-16, Class IS, IF, IO, 1.73%, 3/25/2038 (f)	189	14
Series 2008-10, Class XI, IF, IO, 1.76%, 3/25/2038 (f)	210	19
Series 2008-20, Class SA, IF, IO, 2.52%, 3/25/2038 (f)	241	23
Series 2008-18, Class SP, IF, 5.07%, 3/25/2038 (f)	99	94
Series 2008-18, Class FA, 5.37%, 3/25/2038 (f)	122	124
Series 2008-32, Class SA, IF, IO, 2.38%, 4/25/2038 (f)	108	9
Series 2008-27, Class SN, IF, IO, 2.43%, 4/25/2038 (f)	229	25
Series 2008-28, Class QS, IF, 7.30%, 4/25/2038 (f)	89	99
Series 2008-44, PO, 5/25/2038	8	7
Series 2008-46, Class HI, IO, 2.12%, 6/25/2038 (f)	202	12
Series 2008-53, Class CI, IF, IO, 2.73%, 7/25/2038 (f)	116	11
Series 2008-56, Class AC, 5.00%, 7/25/2038	113	112
Series 2008-60, Class JC, 5.00%, 7/25/2038	158	160
Series 2011-47, Class ZA, 5.50%, 7/25/2038	550	558
Series 2008-80, Class SA, IF, IO, 1.38%, 9/25/2038 (f)	482	40
Series 2008-81, Class SB, IF, IO, 1.38%, 9/25/2038 (f)	586	36
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-6, Class GS, IF, IO, 2.08%, 2/25/2039 (f)	332	31
Series 2009-4, Class BD, 4.50%, 2/25/2039	6	5
Series 2009-17, Class QS, IF, IO, 2.18%, 3/25/2039 (f)	115	9
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	242	38
Series 2009-47, Class MT, 7.00%, 7/25/2039	7	7
Series 2009-59, Class HB, 5.00%, 8/25/2039	958	969
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,202	1,264
Series 2009-65, Class MT, 5.00%, 9/25/2039	268	271
Series 2009-69, Class WA, 5.98%, 9/25/2039 (f)	313	317
Series 2009-84, Class WS, IF, IO, 1.43%, 10/25/2039 (f)	156	11
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	614	105
Series 2009-99, Class SC, IF, IO, 1.71%, 12/25/2039 (f)	189	14
Series 2009-99, Class WA, 6.33%, 12/25/2039 (f)	724	739
Series 2009-103, Class MB, 7.16%, 12/25/2039 (f)	487	492
Series 2009-113, Class AO, PO, 1/25/2040	141	116
Series 2009-112, Class ST, IF, IO, 1.78%, 1/25/2040 (f)	418	41
Series 2010-1, Class WA, 6.30%, 2/25/2040 (f)	140	143
Series 2010-49, Class SC, IF, 3.73%, 3/25/2040 (f)	621	593
Series 2010-16, Class WB, 6.13%, 3/25/2040 (f)	662	674
Series 2010-16, Class WA, 6.44%, 3/25/2040 (f)	502	512
Series 2010-35, Class SB, IF, IO, 1.95%, 4/25/2040 (f)	266	16
Series 2010-35, Class SJ, IF, 2.78%, 4/25/2040 (f)	380	389
Series 2010-40, Class FJ, 5.07%, 4/25/2040 (f)	44	44
Series 2010-42, Class S, IF, IO, 1.93%, 5/25/2040 (f)	171	14
Series 2010-43, Class FD, 5.07%, 5/25/2040 (f)	173	173
Series 2010-63, Class AP, PO, 6/25/2040	227	195
Series 2010-64, Class DM, 5.00%, 6/25/2040	988	994
Series 2010-58, Class MB, 5.50%, 6/25/2040	2,205	2,255
Series 2010-71, Class HJ, 5.50%, 7/25/2040	871	902
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	51

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-102, Class PN, 5.00%, 9/25/2040	702	711
Series 2010-111, Class AM, 5.50%, 10/25/2040	3,017	3,129
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (f)	1,134	38
Series 2010-147, Class SA, IF, IO, 2.06%, 1/25/2041 (f)	2,239	334
Series 2011-30, Class LS, IO, 1.76%, 4/25/2041 (f)	1,544	94
Series 2011-149, Class EF, 4.97%, 7/25/2041 (f)	98	98
Series 2011-75, Class FA, 5.02%, 8/25/2041 (f)	188	187
Series 2011-149, Class MF, 4.97%, 11/25/2041 (f)	402	401
Series 2011-118, Class LB, 7.00%, 11/25/2041	2,446	2,589
Series 2011-118, Class MT, 7.00%, 11/25/2041	3,045	3,201
Series 2011-118, Class NT, 7.00%, 11/25/2041	2,640	2,791
Series 2012-99, Class FA, 4.92%, 9/25/2042 (f)	844	832
Series 2012-101, Class FC, 4.97%, 9/25/2042 (f)	492	486
Series 2012-97, Class FB, 4.97%, 9/25/2042 (f)	1,596	1,577
Series 2012-108, Class F, 4.97%, 10/25/2042 (f)	1,307	1,292
Series 2012-120, Class ZB, 3.50%, 11/25/2042	4,756	4,455
Series 2013-81, Class TA, 3.00%, 2/25/2043	1,397	1,365
Series 2013-4, Class AJ, 3.50%, 2/25/2043	928	874
Series 2013-92, PO, 9/25/2043	3,508	2,666
Series 2013-101, Class DO, PO, 10/25/2043	3,076	2,273
Series 2013-128, PO, 12/25/2043	5,390	3,973
Series 2013-135, PO, 1/25/2044	1,850	1,386
Series 2014-29, Class PS, IF, IO, 1.58%, 5/25/2044 (f)	1,740	178
Series 2018-42, Class B, 3.00%, 6/25/2048	30,936	27,335
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,158	1,064
Series 2018-94, Class DZ, 4.00%, 1/25/2049	9,820	9,236
Series 2010-103, Class SB, IF, IO, 1.63%, 11/25/2049 (f)	322	28
Series 2020-90, Class PE, 2.00%, 12/25/2050	10,785	8,610
Series 2011-2, Class WA, 5.83%, 2/25/2051 (f)	244	252
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-58, Class WA, 5.51%, 7/25/2051 (f)	156	153
Series 2023-40, PO, 9/25/2053	16,207	13,368
Series 2025-18, Class MA, 0.50%, 9/25/2054	184,378	148,424
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	1,505	1,546
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	106	107
Series 2007-W5, PO, 6/25/2037	83	67
Series 2007-W7, Class 1A4, IF, 12.38%, 7/25/2037 (f)	56	73
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	8,828	8,777
Series 2003-W4, Class 2A, 5.19%, 10/25/2042 (f)	60	60
Series 2003-W1, Class 1A1, 4.74%, 12/25/2042 (f)	423	420
Series 2003-W1, Class 2A, 5.21%, 12/25/2042 (f)	120	120
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	358	370
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	602	620
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	320	330
Series 2007-W10, Class 2A, 6.23%, 8/25/2047 (f)	39	41
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,025	1,055
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.38%, 6/27/2036 (f)	1,433	1,444
Series 2007-54, Class FA, 4.87%, 6/25/2037 (f)	728	724
Series 2007-64, Class FB, 4.84%, 7/25/2037 (f)	224	223
Series 2007-106, Class A7, 6.01%, 10/25/2037 (f)	160	160
Series 2002-90, Class A1, 6.50%, 6/25/2042	245	251
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	22	20
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	33	4
Series 365, Class 8, IO, 5.50%, 5/25/2036	135	25
Series 374, Class 5, IO, 5.50%, 8/25/2036	88	14
Series 393, Class 6, IO, 5.50%, 4/25/2037	36	4
Series 383, Class 33, IO, 6.00%, 1/25/2038	92	17
Series 412, Class F2, 4.97%, 8/25/2042 (f)	1,698	1,655
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 411, Class F1, 5.02%, 8/25/2042 (f)	3,716	3,680
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.73%, 11/25/2046 (f)	2,357	2,338
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.63%, 6/19/2035 (f)	160	155
GNMA
Series 2001-35, Class SA, IF, IO, 3.82%, 8/16/2031 (f)	36	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	204	204
Series 2003-58, Class BE, 6.50%, 1/20/2033	275	274
Series 2003-12, Class SP, IF, IO, 3.29%, 2/20/2033 (f)	66	—
Series 2003-25, Class PZ, 5.50%, 4/20/2033	586	585
Series 2003-46, Class MG, 6.50%, 5/20/2033	210	210
Series 2003-52, Class AP, PO, 6/16/2033	104	91
Series 2003-75, Class ZX, 6.00%, 9/16/2033	323	325
Series 2010-41, Class WA, 5.82%, 10/20/2033 (f)	359	366
Series 2003-97, Class SA, IF, IO, 2.12%, 11/16/2033 (f)	125	—
Series 2003-112, Class SA, IF, IO, 2.12%, 12/16/2033 (f)	236	—
Series 2004-28, Class S, IF, 7.49%, 4/16/2034 (f)	109	119
Series 2005-7, Class JM, IF, 6.98%, 5/18/2034 (f)	2	2
Series 2004-46, PO, 6/20/2034	199	190
Series 2004-49, Class Z, 6.00%, 6/20/2034	804	815
Series 2010-103, Class WA, 5.66%, 8/20/2034 (f)	200	204
Series 2004-73, Class JL, IF, IO, 2.12%, 9/16/2034 (f)	851	72
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (f)	85	85
Series 2004-71, Class SB, IF, 7.73%, 9/20/2034 (f)	85	93
Series 2004-89, Class LS, IF, 8.15%, 10/16/2034 (f)	58	61
Series 2004-90, Class SI, IF, IO, 1.67%, 10/20/2034 (f)	1,165	62
Series 2004-96, Class SC, IF, IO, 1.65%, 11/20/2034 (f)	710	1
Series 2005-3, Class SK, IF, IO, 2.32%, 1/20/2035 (f)	769	50
Series 2005-68, Class DP, IF, 5.77%, 6/17/2035 (f)	171	182
Series 2008-79, Class CS, IF, 2.37%, 6/20/2035 (f)	395	388
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	79	9
Series 2005-66, Class SP, IF, 6.08%, 8/16/2035 (f)	49	52
Series 2010-14, Class CO, PO, 8/20/2035	458	414
Series 2005-65, Class SA, IF, 5.96%, 8/20/2035 (f)	27	28
Series 2005-68, Class KI, IF, IO, 1.87%, 9/20/2035 (f)	1,628	143
Series 2005-72, Class AZ, 5.50%, 9/20/2035	320	325
Series 2005-82, PO, 10/20/2035	113	101
Series 2010-14, Class BO, PO, 11/20/2035	162	142
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	163	15
Series 2006-16, Class OP, PO, 3/20/2036	138	126
Series 2006-22, Class AO, PO, 5/20/2036	199	189
Series 2006-34, PO, 7/20/2036	26	24
Series 2006-33, Class Z, 6.50%, 7/20/2036	880	907
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,086	1,083
Series 2006-59, Class SD, IF, IO, 2.27%, 10/20/2036 (f)	281	17
Series 2006-57, Class PZ, 5.56%, 10/20/2036	478	476
Series 2006-65, Class SA, IF, IO, 2.37%, 11/20/2036 (f)	429	1
Series 2011-22, Class WA, 5.80%, 2/20/2037 (f)	145	149
Series 2007-9, Class CI, IF, IO, 1.77%, 3/20/2037 (f)	514	32
Series 2007-17, Class JO, PO, 4/16/2037	271	223
Series 2007-17, Class JI, IF, IO, 2.38%, 4/16/2037 (f)	699	64
Series 2007-19, Class SD, IF, IO, 1.77%, 4/20/2037 (f)	253	6
Series 2010-129, Class AW, 5.85%, 4/20/2037 (f)	259	266
Series 2007-25, Class FN, 4.73%, 5/16/2037 (f)	231	230
Series 2007-28, Class BO, PO, 5/20/2037	39	35
Series 2007-26, Class SC, IF, IO, 1.77%, 5/20/2037 (f)	472	16
Series 2007-27, Class SD, IF, IO, 1.77%, 5/20/2037 (f)	508	17
Series 2007-35, PO, 6/16/2037	722	656
Series 2007-36, Class HO, PO, 6/16/2037	64	60
Series 2007-36, Class SE, IF, IO, 2.04%, 6/16/2037 (f)	273	7
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	53

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-36, Class SJ, IF, IO, 1.82%, 6/20/2037 (f)	388	8
Series 2007-45, Class QA, IF, IO, 2.21%, 7/20/2037 (f)	592	36
Series 2007-40, Class SN, IF, IO, 2.25%, 7/20/2037 (f)	561	20
Series 2007-40, Class SD, IF, IO, 2.32%, 7/20/2037 (f)	416	20
Series 2007-53, Class ES, IF, IO, 2.12%, 9/20/2037 (f)	449	17
Series 2007-53, Class SW, IF, 6.93%, 9/20/2037 (f)	99	106
Series 2008-7, Class SP, IF, 4.55%, 10/20/2037 (f)	71	71
Series 2009-79, Class OK, PO, 11/16/2037	724	626
Series 2007-74, Class SL, IF, IO, 2.11%, 11/16/2037 (f)	532	3
Series 2007-73, Class MI, IF, IO, 1.57%, 11/20/2037 (f)	486	8
Series 2007-76, Class SB, IF, IO, 2.07%, 11/20/2037 (f)	947	15
Series 2007-67, Class SI, IF, IO, 2.08%, 11/20/2037 (f)	511	10
Series 2007-72, Class US, IF, IO, 2.12%, 11/20/2037 (f)	428	5
Series 2008-7, Class SK, IF, 6.67%, 11/20/2037 (f)	50	51
Series 2007-79, Class SY, IF, IO, 2.12%, 12/20/2037 (f)	625	13
Series 2008-1, PO, 1/20/2038	28	27
Series 2015-137, Class WA, 5.56%, 1/20/2038 (f)	1,486	1,524
Series 2009-106, Class ST, IF, IO, 1.57%, 2/20/2038 (f)	3,785	132
Series 2008-17, IO, 5.50%, 2/20/2038	93	—
Series 2008-33, Class XS, IF, IO, 3.27%, 4/16/2038 (f)	296	18
Series 2008-36, Class SH, IF, IO, 1.87%, 4/20/2038 (f)	638	1
Series 2008-40, Class SA, IF, IO, 1.97%, 5/16/2038 (f)	1,715	113
Series 2008-55, Class SA, IF, IO, 1.77%, 6/20/2038 (f)	157	5
Series 2008-50, Class KB, 6.00%, 6/20/2038	319	328
Series 2008-60, Class CS, IF, IO, 1.72%, 7/20/2038 (f)	543	13
Series 2008-69, Class QD, 5.75%, 7/20/2038	39	39
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-71, Class SC, IF, IO, 1.57%, 8/20/2038 (f)	182	—
Series 2012-59, Class WA, 5.57%, 8/20/2038 (f)	763	782
Series 2008-76, Class US, IF, IO, 1.47%, 9/20/2038 (f)	661	21
Series 2008-81, Class S, IF, IO, 1.77%, 9/20/2038 (f)	1,374	18
Series 2009-25, Class SE, IF, IO, 3.17%, 9/20/2038 (f)	283	11
Series 2011-97, Class WA, 6.10%, 11/20/2038 (f)	368	379
Series 2008-93, Class AS, IF, IO, 1.27%, 12/20/2038 (f)	746	44
Series 2008-96, Class SL, IF, IO, 1.57%, 12/20/2038 (f)	395	10
Series 2008-95, Class DS, IF, IO, 2.87%, 12/20/2038 (f)	1,182	26
Series 2011-163, Class WA, 5.86%, 12/20/2038 (f)	1,651	1,703
Series 2014-6, Class W, 5.31%, 1/20/2039 (f)	1,283	1,316
Series 2009-6, Class SA, IF, IO, 1.67%, 2/16/2039 (f)	278	—
Series 2009-11, Class SC, IF, IO, 1.72%, 2/16/2039 (f)	351	9
Series 2009-10, Class SA, IF, IO, 1.52%, 2/20/2039 (f)	517	31
Series 2009-6, Class SH, IF, IO, 1.61%, 2/20/2039 (f)	312	—
Series 2009-31, Class TS, IF, IO, 1.87%, 3/20/2039 (f)	209	4
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	177	12
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	396	34
Series 2009-22, Class SA, IF, IO, 1.84%, 4/20/2039 (f)	792	52
Series 2009-35, Class ZB, 5.50%, 5/16/2039	7,192	7,387
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	109	8
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	151	14
Series 2009-43, Class SA, IF, IO, 1.52%, 6/20/2039 (f)	498	20
Series 2009-42, Class SC, IF, IO, 1.65%, 6/20/2039 (f)	691	52
Series 2009-64, Class SN, IF, IO, 1.67%, 7/16/2039 (f)	559	28
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-72, Class SM, IF, IO, 1.82%, 8/16/2039 (f)	729	53
Series 2009-81, Class SB, IF, IO, 1.66%, 9/20/2039 (f)	1,352	111
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,634	2,734
Series 2009-106, Class AS, IF, IO, 1.97%, 11/16/2039 (f)	1,147	105
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,665
Series 2015-91, Class W, 5.27%, 5/20/2040 (f)	1,542	1,579
Series 2013-75, Class WA, 5.11%, 6/20/2040 (f)	393	400
Series 2011-137, Class WA, 5.59%, 7/20/2040 (f)	764	781
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,279	1,351
Series 2010-157, Class OP, PO, 12/20/2040	1,578	1,340
Series 2011-75, Class SM, IF, IO, 2.17%, 5/20/2041 (f)	870	55
Series 2013-26, Class AK, 4.69%, 9/20/2041 (f)	974	977
Series 2014-188, Class W, 4.55%, 10/20/2041 (f)	1,033	1,033
Series 2012-141, Class WA, 4.51%, 11/16/2041 (f)	1,312	1,289
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,326
Series 2012-141, Class WC, 3.72%, 1/20/2042 (f)	1,151	1,085
Series 2012-141, Class WB, 4.03%, 9/16/2042 (f)	749	712
Series 2014-41, Class W, 4.63%, 10/20/2042 (f)	1,101	1,099
Series 2013-54, Class WA, 4.89%, 11/20/2042 (f)	769	778
Series 2013-91, Class WA, 4.42%, 4/20/2043 (f)	1,031	984
Series 2019-78, Class SW, IF, IO, 1.67%, 6/20/2049 (f)	6,068	489
Series 2020-123, Class LB, 1.00%, 8/20/2050	10,782	8,850
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (f)	41,361	974
Series 2022-9, Class P, 2.00%, 9/20/2051	22,113	19,336
Series 2021-201, Class Z, 3.00%, 11/20/2051	17,738	12,818
Series 2012-H24, Class FA, 4.89%, 3/20/2060 (f)	160	159
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-H24, Class FG, 4.87%, 4/20/2060 (f)	16	16
Series 2013-H03, Class FA, 4.74%, 8/20/2060 (f)	—	—
Series 2011-H05, Class FB, 4.94%, 12/20/2060 (f)	492	492
Series 2011-H06, Class FA, 4.89%, 2/20/2061 (f)	474	474
Series 2012-H21, Class CF, 5.14%, 5/20/2061 (f)	72	72
Series 2011-H19, Class FA, 4.91%, 8/20/2061 (f)	303	303
Series 2012-H26, Class JA, 4.99%, 10/20/2061 (f)	1	1
Series 2012-H10, Class FA, 4.99%, 12/20/2061 (f)	2,583	2,583
Series 2012-H08, Class FB, 5.04%, 3/20/2062 (f)	688	688
Series 2013-H07, Class MA, 4.99%, 4/20/2062 (f)	—	—
Series 2012-H08, Class FS, 5.14%, 4/20/2062 (f)	1,770	1,774
Series 2012-H15, Class FA, 4.89%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 4.99%, 7/20/2062 (f)	38	38
Series 2012-H18, Class NA, 4.96%, 8/20/2062 (f)	197	197
Series 2012-H28, Class FA, 5.02%, 9/20/2062 (f)	36	36
Series 2012-H24, Class FE, 4.60%, 10/20/2062 (f)	23	23
Series 2012-H29, Class FA, 4.96%, 10/20/2062 (f)	1,417	1,416
Series 2013-H02, Class HF, 4.74%, 11/20/2062 (f)	2	2
Series 2023-48, Class W, 3.99%, 12/20/2062 (f)	10,538	9,688
Series 2013-H01, Class FA, 1.65%, 1/20/2063	—	—
Series 2013-H01, Class JA, 4.76%, 1/20/2063 (f)	900	897
Series 2013-H04, Class SA, 4.86%, 2/20/2063 (f)	621	619
Series 2013-H08, Class FC, 4.89%, 2/20/2063 (f)	664	663
Series 2013-H07, Class HA, 4.85%, 3/20/2063 (f)	1,148	1,146
Series 2013-H09, Class HA, 1.65%, 4/20/2063	63	60
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	55

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-H14, Class FG, 4.91%, 5/20/2063 (f)	219	219
Series 2013-H14, Class FC, 4.91%, 6/20/2063 (f)	197	197
Series 2014-H01, Class FD, 5.09%, 1/20/2064 (f)	1,052	1,053
Series 2014-H05, Class FA, 5.13%, 2/20/2064 (f)	5,051	5,057
Series 2014-H06, Class HB, 5.09%, 3/20/2064 (f)	471	472
Series 2024-57, Class PT, 4.50%, 4/20/2064	11,024	10,698
Series 2014-H09, Class TA, 5.04%, 4/20/2064 (f)	749	749
Series 2014-H10, Class TA, 5.04%, 4/20/2064 (f)	8,029	8,034
Series 2014-H11, Class VA, 4.94%, 6/20/2064 (f)	8,507	8,523
Series 2014-H15, Class FA, 4.94%, 7/20/2064 (f)	8,699	8,715
Series 2014-H17, Class FC, 4.94%, 7/20/2064 (f)	5,311	5,307
Series 2014-H19, Class FE, 4.91%, 9/20/2064 (f)	6,866	6,861
Series 2014-H20, Class LF, 5.04%, 10/20/2064 (f)	3,687	3,674
Series 2015-H02, Class FB, 4.94%, 12/20/2064 (f)	1,632	1,632
Series 2015-H03, Class FA, 4.94%, 12/20/2064 (f)	897	896
Series 2015-H05, Class FC, 4.92%, 2/20/2065 (f)	12,257	12,273
Series 2015-H06, Class FA, 4.92%, 2/20/2065 (f)	4,370	4,367
Series 2015-H07, Class ES, 5.11%, 2/20/2065 (f)	1,950	1,947
Series 2015-H08, Class FC, 4.92%, 3/20/2065 (f)	13,155	13,146
Series 2015-H10, Class FC, 4.92%, 4/20/2065 (f)	15,303	15,293
Series 2015-H12, Class FA, 4.92%, 5/20/2065 (f)	6,548	6,544
Series 2015-H15, Class FD, 4.88%, 6/20/2065 (f)	3,231	3,227
Series 2015-H15, Class FJ, 4.88%, 6/20/2065 (f)	4,928	4,923
Series 2015-H18, Class FA, 4.89%, 6/20/2065 (f)	2,898	2,895
Series 2015-H16, Class FG, 4.88%, 7/20/2065 (f)	7,125	7,117
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-H16, Class FL, 4.88%, 7/20/2065 (f)	8,814	8,806
Series 2015-H20, Class FA, 4.91%, 8/20/2065 (f)	6,244	6,239
Series 2015-H26, Class FG, 4.96%, 10/20/2065 (f)	1,877	1,877
Series 2015-H32, Class FH, 5.10%, 12/20/2065 (f)	4,032	4,037
Series 2016-H07, Class FA, 5.19%, 3/20/2066 (f)	16,405	16,443
Series 2016-H07, Class FB, 5.19%, 3/20/2066 (f)	4,139	4,149
Series 2016-H11, Class FD, 6.14%, 5/20/2066 (f)	7,983	8,017
Series 2016-H26, Class FC, 5.44%, 12/20/2066 (f)	5,991	6,008
Series 2017-H08, Class XI, IO, 1.39%, 3/20/2067 (f)	29,058	1,303
Series 2017-H14, Class XI, IO, 1.54%, 6/20/2067 (f)	26,075	740
Series 2018-H09, Class FE, 6.03%, 6/20/2068 (f)	1,917	1,918
Series 2019-H20, Class ID, IO, 1.04%, 12/20/2069 (f)	17,565	1,112
Series 2020-H02, Class MI, IO, 1.15%, 1/20/2070 (f)	38,212	1,281
Series 2020-H05, IO, 0.90%, 3/20/2070 (f)	34,931	2,130
Series 2020-H09, IO, 1.26%, 5/20/2070 (f)	42,208	2,081
Series 2020-H09, Class CI, IO, 1.68%, 5/20/2070 (f)	37,019	2,625
Series 2020-H09, Class IC, IO, 1.97%, 5/20/2070 (f)	40,765	2,480
Series 2020-H11, IO, 1.90%, 6/20/2070 (f)	22,961	1,250
Series 2020-H12, Class IJ, IO, 2.08%, 7/20/2070 (f)	32,836	1,935
Series 2020-H12, Class HI, IO, 2.58%, 7/20/2070 (f)	28,249	2,362
Series 2020-H15, IO, 2.10%, 8/20/2070 (f)	41,254	2,543
Series 2021-H14, Class BF, 5.75%, 9/20/2071 (f)	8,363	8,555
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	1,435	1,374
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (f)	36,913	34,506
GS Mortgage-Backed Securities Trust Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (a) (d)	21,123	20,506
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 4.83%, 6/25/2034 (a) (f)	247	220
Series 2005-RP2, Class 1AF, 4.78%, 3/25/2035 (a) (f)	433	402
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (f)	2,249	14
Series 2005-RP3, Class 1AF, 4.78%, 9/25/2035 (a) (f)	3,052	2,604
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	37	37
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	164	164
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	140	145
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	81	80
Series 2005-5F, Class 8A3, 4.93%, 6/25/2035 (f)	67	64
Series 2005-AR6, Class 3A1, 4.65%, 9/25/2035 (f)	20	18
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	355	349
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	65	173
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,422	613
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (f)	7,905	7,884
Home RE Ltd. (Bermuda) Series 2022-1, Class M1B, 7.85%, 10/25/2034 (a) (f)	6,494	6,527
Impac CMB Trust Series 2005-4, Class 2A1, 5.03%, 5/25/2035 (f)	353	335
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	266	203
Impac Secured Assets Trust Series 2006-1, Class 2A1, 5.13%, 5/25/2036 (f)	388	355
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 7.12%, 11/25/2033 (f)	320	312
Series 2004-A3, Class 4A1, 7.63%, 7/25/2034 (f)	11	11
Series 2006-A3, Class 6A1, 5.21%, 8/25/2034 (f)	118	117
Series 2006-A2, Class 4A1, 7.29%, 8/25/2034 (f)	1,086	1,100
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	18
Series 2004-A4, Class 1A1, 7.80%, 9/25/2034 (f)	45	42
Series 2005-A1, Class 3A4, 5.68%, 2/25/2035 (f)	127	121
Series 2007-A1, Class 5A1, 6.41%, 7/25/2035 (f)	100	101
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-A1, Class 5A2, 6.41%, 7/25/2035 (f)	40	40
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (a) (d)	16,780	16,794
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.75%, 4/25/2036 (f)	299	191
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	39	35
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,858	510
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (d)	41,700	41,664
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.87%, 4/21/2034 (f)	315	306
Series 2004-3, Class 4A2, 4.83%, 4/25/2034 (f)	141	128
Series 2004-15, Class 3A1, 7.24%, 12/25/2034 (f)	53	51
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	66	61
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	784	791
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	115	118
Series 2004-6, Class 30, PO, 7/25/2034	113	87
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	75	74
Series 2004-7, Class 30, PO, 8/25/2034	68	48
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	60	52
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019	—	—
Series 2003-12, Class 30, PO, 12/25/2033	8	5
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	50	49
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	138	133
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	64	55
Series 2004-1, Class 30, PO, 2/25/2034	8	6
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 4.78%, 5/25/2035 (a) (f)	4,979	2,461
Series 2006-2, Class 1A1, 4.18%, 5/25/2036 (a) (f)	511	415
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	64	48
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	57

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.05%, 10/25/2028 (f)	145	137
Series 2003-F, Class A1, 5.07%, 10/25/2028 (f)	184	174
Series 2004-A, Class A1, 4.89%, 4/25/2029 (f)	61	56
Series 2004-C, Class A2, 5.30%, 7/25/2029 (f)	104	103
Series 2003-A5, Class 2A6, 6.86%, 8/25/2033 (f)	78	76
Series 2004-A4, Class A2, 5.59%, 8/25/2034 (f)	173	164
Series 2004-1, Class 2A1, 5.63%, 12/25/2034 (f)	178	168
Series 2005-A2, Class A1, 5.55%, 2/25/2035 (f)	381	338
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 5.82%, 6/25/2037 (f)	8	8
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (d)	15,610	15,701
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.13%, 10/25/2019 (f)	48	44
Series 2004-3, Class 4A, 5.63%, 4/25/2034 (f)	519	499
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 4.91%, 6/15/2030 (f)	291	282
Series 2000-TBC3, Class A1, 4.87%, 12/15/2030 (f)	70	67
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (f)	222	198
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (d)	11,960	12,093
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (d)	46,200	45,964
Nited Mortgage Mezz, 8.00%, 2/18/2026 ‡	36,000	36,000
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	67	68
Series 2003-A1, Class A1, 5.50%, 5/25/2033	14	14
Series 2003-A1, Class A2, 6.00%, 5/25/2033	39	39
Ocwen Loan Investment Trust Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (a)	6,943	6,772
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (f)	18,870	17,890
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	143	140
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (d)	9,629	9,437
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (a) (f)	39,489	39,597
RALI Trust
Series 2002-QS16, Class A3, IF, 7.35%, 10/25/2017 ‡ (f)	—	—
Series 2003-QS9, Class A3, IF, IO, 3.12%, 5/25/2018 ‡ (f)	1	— (h)
Series 2005-QA6, Class A32, 7.05%, 5/25/2035 (f)	612	334
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	62	49
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (a)	26	14
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	13
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	7,018	6,793
Sequoia Mortgage Trust
Series 2004-8, Class A1, 5.13%, 9/20/2034 (f)	290	253
Series 2004-8, Class A2, 5.46%, 9/20/2034 (f)	314	291
Series 2004-10, Class A1A, 5.05%, 11/20/2034 (f)	123	116
Series 2004-11, Class A1, 5.03%, 12/20/2034 (f)	227	206
Series 2004-12, Class A3, 5.00%, 1/20/2035 (f)	279	273
Starwoood Anoo, 9.75%, 4/15/2025 ‡ (a)	28,945	28,836
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 5.09%, 10/19/2034 (f)	296	282
Series 2005-AR5, Class A3, 4.93%, 7/19/2035 (f)	1,230	1,198
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 4.80%, 2/25/2034 (d)	756	733
Series 2005-RF3, Class 1A, 4.78%, 6/25/2035 (a) (f)	316	277
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.96%, 11/25/2033 (f)	49	49
Series 2003-37A, Class 2A, 6.10%, 12/25/2033 (f)	329	325
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.07%, 9/25/2043 (f)	723	713
Series 2004-4, Class 3A, 5.21%, 12/25/2044 (f)	519	496
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (d)	9,987	9,779
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (f)	89,268	79,667
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	10,000	8,298
Two Harbors Msr Frn, 7.55%, 5/22/2026 ‡ (a)	72,000	71,730
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	114	115
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	35	36
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	153	156
Series 1998-1, Class 2E, 7.00%, 3/15/2028	156	157
Series 2010-1, Class DZ, 4.25%, 4/15/2040	3,509	3,378
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (a) (d)	35,368	35,299
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 3.82%, 6/25/2033 (f)	28	27
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	125	121
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	227	228
Series 2003-AR7, Class A7, 6.60%, 8/25/2033 (f)	189	188
Series 2003-AR9, Class 1A6, 6.56%, 9/25/2033 (f)	1,162	1,154
Series 2003-AR9, Class 2A, 6.79%, 9/25/2033 (f)	109	106
Series 2003-S9, Class P, PO, 10/25/2033	10	8
Series 2003-S9, Class A8, 5.25%, 10/25/2033	808	789
Series 2003-AR11, Class A6, 6.72%, 10/25/2033 (f)	637	603
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	533	529
Series 2004-AR3, Class A1, 5.68%, 6/25/2034 (f)	247	228
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-AR3, Class A2, 5.68%, 6/25/2034 (f)	317	293
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	44	44
Series 2006-AR10, Class 2P, 4.36%, 9/25/2036 (f)	35	31
Series 2006-AR8, Class 1A2, 4.83%, 8/25/2046 (f)	211	192
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	24	16
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	278	269
Series 2005-2, Class 2A3, IF, IO, 0.57%, 4/25/2035 (f)	558	19
Series 2005-2, Class 1A4, IF, IO, 0.62%, 4/25/2035 (f)	2,520	85
Series 2005-4, Class CB7, 5.50%, 6/25/2035	822	742
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	878	132
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	135	118
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	71	66
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	9	7
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	83	72
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	38	34
Total Collateralized Mortgage Obligations (Cost $2,569,250)		2,484,818
Foreign Government Securities — 0.4%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (a)	10,140	8,289
3.45%, 2/2/2061 (a)	4,399	2,813
Republic of Chile 2.55%, 1/27/2032	9,568	8,225
Republic of Peru 5.63%, 11/18/2050	737	711
Republic of Poland 5.50%, 3/18/2054	18,163	17,392
United Arab Emirates Government Bond 2.88%, 10/19/2041 (a)	15,748	11,693
United Mexican States
3.75%, 1/11/2028	22,959	22,188
6.00%, 5/13/2030	19,624	19,997
2.66%, 5/24/2031	20,674	17,376
3.50%, 2/12/2034	6,211	5,097
6.00%, 5/7/2036	8,056	7,818
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	59

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
6.88%, 5/13/2037	29,236	30,058
4.75%, 3/8/2044	3,906	3,068
4.60%, 1/23/2046	15,089	11,381
4.35%, 1/15/2047	4,228	3,070
4.60%, 2/10/2048	1,928	1,440
4.40%, 2/12/2052	14,965	10,597
6.34%, 5/4/2053	4,796	4,436
3.77%, 5/24/2061	11,682	6,968
5.75%, 10/12/2110	5,118	4,076
Total Foreign Government Securities (Cost $226,934)		196,693
U.S. Government Agency Securities — 0.4%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	19,036
FHLB
1.87%, 2/8/2036	32,500	24,730
1.93%, 2/11/2036	40,000	30,632
Resolution Funding Corp. STRIPS
DN, 3.50%, 1/15/2030 (e)	30,700	24,988
DN, 3.11%, 4/15/2030 (e)	26,456	21,255
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	35,490
5.50%, 6/15/2038	493	537
4.63%, 9/15/2060	4,157	3,842
4.25%, 9/15/2065	2,604	2,234
Tennessee Valley Authority STRIPS
DN, 4.75%, 11/1/2025 (e)	17,495	17,040
DN, 6.71%, 7/15/2028 (e)	3,119	2,713
DN, 4.25%, 12/15/2028 (e)	3,500	2,993
DN, 5.91%, 6/15/2035 (e)	2,242	1,378
Total U.S. Government Agency Securities (Cost $196,722)		186,868
Municipal Bonds — 0.3% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,675	2,881
Regents of the University of California, Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	14,150
State of California, Various Purpose, GO, 7.30%, 10/1/2039	2,400	2,782
Total California		19,813
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	2,240	2,302
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,607
Series 165, Rev., 5.65%, 11/1/2040	3,780	4,002
Series 174, Rev., 4.46%, 10/1/2062	17,925	15,667
Total New York		33,578
Ohio — 0.0% ^
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,370	13,631
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project, Rev., 2.88%, 11/1/2050	4,675	3,135
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	9,576	8,528
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	5,822	5,616
Total Ohio		30,910
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	11,680	11,106
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	26,500
Total Oklahoma		37,606
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020C, Rev., 3.31%, 6/1/2051	11,130	7,847
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds
Series 2023A-1, Rev., 5.10%, 4/1/2035	12,235	12,458
Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	21,060
Total Texas		33,518
Total Municipal Bonds (Cost $178,192)		163,272
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.1% (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan A, 3.88%, 1/15/2031 (Cost $51,952)	52,622	50,068
	SHARES (000)
Short-Term Investments — 3.9%
Investment Companies — 3.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.34% (k) (l) (Cost $1,926,824)	1,926,487	1,927,258
Total Investments — 100.6% (Cost $52,548,752)		50,234,224
Liabilities in Excess of Other Assets — (0.6)%		(285,734)
NET ASSETS — 100.0%		49,948,490

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2025.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2025 is $8,942 or 0.02% of the Fund’s
net assets as of February 28, 2025.

(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(e)	The rate shown is the effective yield as of February 28, 2025.
(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	61

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of February 28, 2025.
Futures contracts outstanding as of February 28, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	16,138	06/18/2025	USD	1,795,100	11,775
U.S. Treasury 10 Year Ultra Note	5,556	06/18/2025	USD	636,162	4,583
U.S. Treasury Ultra Bond	816	06/18/2025	USD	101,873	1,200
U.S. Treasury 2 Year Note	5,038	06/30/2025	USD	1,042,866	1,924
U.S. Treasury 5 Year Note	20,107	06/30/2025	USD	2,171,713	10,316
					29,798

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Income Funds	February 28, 2025

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 30.0%
Aerospace & Defense — 0.5%
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	649
3.00%, 9/15/2050 (a)	1,494	1,002
Boeing Co. (The)
6.30%, 5/1/2029	4,760	4,987
6.39%, 5/1/2031	2,690	2,866
6.86%, 5/1/2054	4,070	4,484
5.93%, 5/1/2060	8,800	8,423
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	5,515	5,498
8.75%, 11/15/2030 (a)	1,750	1,874
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	675	641
4.13%, 4/15/2029 (a)	1,633	1,531
L3Harris Technologies, Inc. 5.60%, 7/31/2053	2,166	2,165
Leidos, Inc. 5.40%, 3/15/2032	13,163	13,327
Lockheed Martin Corp.
4.70%, 12/15/2031	15,540	15,527
4.50%, 5/15/2036	4,859	4,667
Northrop Grumman Corp. 4.95%, 3/15/2053	2,476	2,276
RTX Corp.
5.15%, 2/27/2033	3,712	3,750
4.50%, 6/1/2042	3,088	2,747
5.38%, 2/27/2053	1,882	1,833
6.40%, 3/15/2054	6,210	6,935
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,690	2,889
TransDigm, Inc.
6.38%, 3/1/2029 (a)	2,714	2,750
6.88%, 12/15/2030 (a)	5,560	5,705
6.63%, 3/1/2032 (a)	3,712	3,783
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 ‡ (a) (b)	7,901	3,318
		103,627
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	2,442	2,491
7.50%, 2/15/2033 (a)	1,842	1,843
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	243	238
5.88%, 6/1/2029 (a)	3,519	3,515
3.75%, 1/30/2031 (a)	2,873	2,583
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	2,146	2,138
6.88%, 7/1/2028	1,379	1,369
Clarios Global LP
6.25%, 5/15/2026 (a)	1,061	1,061
6.75%, 5/15/2028 (a)	688	702
6.75%, 2/15/2030 (a)	1,178	1,205
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (c)	6,722	7,074
5.63% (Cash), 5/15/2027 (a) (c)	4,777	4,120
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	2,001	1,998
Dana, Inc. 5.63%, 6/15/2028	1,903	1,896
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	1,990	1,892
5.25%, 4/30/2031	3,270	3,029
5.25%, 7/15/2031	3,898	3,618
Icahn Enterprises LP
6.25%, 5/15/2026	558	557
5.25%, 5/15/2027	1,447	1,407
		42,736
Automobiles — 0.2%
Ford Motor Co.
9.63%, 4/22/2030	3,537	4,066
3.25%, 2/12/2032	15,255	12,733
Hyundai Capital America
1.80%, 10/15/2025 (a)	3,990	3,919
1.50%, 6/15/2026 (a)	3,398	3,267
3.00%, 2/10/2027 (a)	3,883	3,760
2.38%, 10/15/2027 (a)	1,088	1,026
4.88%, 11/1/2027 (a)	4,410	4,425
5.30%, 6/24/2029 (a)	3,590	3,652
		36,848
Banks — 7.7%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (d)	5,000	5,054
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (d)	14,600	14,676
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	63

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	6,900	6,359
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	5,000	4,340
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	5,408	5,725
(SOFR + 1.91%), 5.87%, 3/28/2035 (a) (d)	1,400	1,438
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	397	362
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	4,000	3,926
5.38%, 3/13/2029	24,600	25,168
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (d)	2,850	2,670
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (d)	3,000	2,869
5.59%, 8/8/2028	23,000	23,661
5.44%, 7/15/2031	2,600	2,664
6.94%, 11/7/2033	3,600	4,035
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	8,252	8,077
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	3,083	2,994
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (d)	8,019	7,923
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	971	951
(SOFR + 1.99%), 6.20%, 11/10/2028 (d)	3,223	3,345
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (d)	266	261
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	2,369	2,402
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	12,355	11,393
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	22,241	23,022
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (d)	11,190	10,865
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (d)	16,910	17,119
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (d)	13,198	11,820
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	14,562	12,520
(SOFR + 1.37%), 1.92%, 10/24/2031 (d)	7,165	6,126
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	4,854	4,277
(SOFR + 1.32%), 2.69%, 4/22/2032 (d)	724	637
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	21,357	18,245
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	26,113	26,556
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	10,000	9,874
(SOFR + 1.31%), 5.51%, 1/24/2036 (d)	25,995	26,562
6.98%, 3/7/2037	1,457	1,623
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	1,491	1,306
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	8,412	6,041
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (d)	3,398	2,747
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	4,145	4,238
Bank of Montreal (Canada)
(SOFR + 1.25%), 4.64%, 9/10/2030 (d)	5,946	5,914
5.51%, 6/4/2031	3,500	3,615
Bank of New Zealand (New Zealand)
2.29%, 1/27/2027 (a)	889	855
5.08%, 1/30/2029 (a)	1,340	1,369
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (d)	7,050	6,973
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	6,030	5,763
5.79%, 7/13/2028 (a)	6,790	7,018
Barclays plc (United Kingdom)
(SOFR + 1.56%), 4.94%, 9/10/2030 (d)	26,660	26,542
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (d)	17,880	20,075
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (d)	558	554
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (d)	442	430
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	1,000	930
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (d) (e) (f) (g)	3,800	3,944
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (d)	832	759
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (d)	21,495	21,748
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	4,215	4,295
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (d)	9,680	9,927
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (d)	2,128	1,863
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (d)	36,955	36,840
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (d)	3,190	3,223
4.75%, 7/19/2027 (a)	1,625	1,634
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	6,380	6,559
5.13%, 1/18/2028 (a)	17,959	18,160
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (d)	10,690	11,269
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	2,015	1,705
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	6,550	5,618
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	11,360	12,460
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (d)	8,035	8,200
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (d)	6,090	6,357
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	3,445	3,547
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (d) (e) (f) (g) (h)	4,800	5,158
(EUR Swap Annual 5 Year + 3.55%), 6.25%, 2/23/2033 (d) (h)	6,800	7,597
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	1,540	1,570
(SOFR + 1.34%), 4.63%, 9/11/2030 (d)	4,300	4,269
Citibank NA
5.80%, 9/29/2028	4,000	4,166
4.84%, 8/6/2029	4,843	4,889
5.57%, 4/30/2034	10,460	10,822
Citigroup, Inc.
6.88%, 6/1/2025	627	630
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (f) (g)	14,489	14,224
4.30%, 11/20/2026	2,427	2,417
6.63%, 1/15/2028	814	861
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	780	762
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (d)	6,742	6,541
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	19,925	20,345
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	12,100	12,245
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (f) (g)	14,790	14,805
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (f) (g)	8,296	8,357
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	3,495	3,380
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	53,407	52,611
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	65

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.15%), 2.67%, 1/29/2031 (d)	2,524	2,276
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	16,707	16,286
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	4,854	4,324
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	18,009	15,628
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	2,345	2,009
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	23,450	23,559
(SOFR + 1.45%), 5.45%, 6/11/2035 (d)	3,000	3,044
(SOFR + 4.55%), 5.32%, 3/26/2041 (d)	6,796	6,688
Credit Agricole SA (France)
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (d)	3,030	3,017
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	12,130	12,707
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (d)	13,215	13,563
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	2,560	2,637
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (d)	6,157	6,074
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	3,590	3,526
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (d)	1,115	1,049
(SOFR + 1.05%), 4.85%, 11/5/2030 (a) (d)	12,100	12,136
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	4,886	4,977
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (d)	2,000	1,992
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (d)	1,333	1,330
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	16,045	16,320
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	11,902	12,019
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	28,997	27,058
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	28,351	27,221
(SOFR + 1.29%), 5.29%, 11/19/2030 (d)	32,560	32,868
(SOFR + 1.29%), 5.13%, 3/3/2031 (d)	4,520	4,529
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	9,495	9,772
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	5,629	4,913
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	9,562	8,300
(SOFR + 4.25%), 8.11%, 11/3/2033 (d)	1,250	1,439
(SOFR + 1.90%), 5.87%, 11/18/2035 (d)	15,030	15,014
(SOFR + 2.65%), 6.33%, 3/9/2044 (d)	700	756
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (d)	14,184	14,464
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (d) (e) (f) (g) (h)	3,300	3,637
7.20%, 11/28/2033 (a)	11,840	13,212
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	15,549	12,875
KBC Group NV (Belgium)
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (d) (e) (f) (g) (h)	7,200	8,281
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (d)	7,455	7,451
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (d)	12,620	12,683
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (d)	7,090	6,835
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFRINDX + 2.42%), 6.40%, 3/6/2035 (d)	17,166	18,310
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (d)	3,060	2,952
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	1,110	1,124
4.38%, 3/22/2028	633	626
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (d)	7,000	6,785
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (d)	8,950	9,215
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	1,205	1,229
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (d)	10,410	10,341
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	3,760	3,609
3.20%, 7/18/2029	2,605	2,452
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	2,070	2,131
3.75%, 7/18/2039	3,145	2,719
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	3,490	3,602
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (d)	2,000	2,043
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (d)	1,900	1,975
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (e)	4,616	4,019
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,263	7,286
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (d)	9,980	10,291
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (d)	28,015	28,041
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	3,000	2,867
5.41%, 5/17/2029 (a)	17,115	17,550
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	610	622
PNC Bank NA 2.70%, 10/22/2029	4,150	3,794
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	1,918	1,737
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	971	835
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	6,840	6,783
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	2,100	2,203
(SOFR + 2.28%), 6.88%, 10/20/2034 (d)	11,680	12,975
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	3,790	3,909
Royal Bank of Canada (Canada)
4.65%, 1/27/2026 (e)	411	411
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (d)	39,065	38,850
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	5,279	5,353
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (d)	32,065	31,680
(SOFR + 1.48%), 2.90%, 3/15/2032 (d)	11,735	10,331
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	6,820	6,814
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	11,251	10,967
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	3,000	3,039
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	10,679	10,264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	3,000	3,114
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	67

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (d)	26,100	26,512
3.00%, 1/22/2030 (a)	3,734	3,405
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (d)	3,095	2,677
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (d)	19,245	19,770
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	2,520	2,452
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (d)	1,400	1,425
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	4,030	4,094
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	9,999	10,713
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (d)	2,916	3,027
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (d)	6,583	7,049
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (d)	9,918	10,204
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	3,000	3,079
3.04%, 7/16/2029	1,395	1,301
2.75%, 1/15/2030	3,500	3,195
5.42%, 7/9/2031	5,000	5,139
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	1,642	1,659
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	14,707	15,094
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	2,641	2,640
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	1,694	1,741
4.99%, 4/5/2029	6,990	7,064
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	7,816	7,952
(SOFR + 2.45%), 7.16%, 10/30/2029 (d)	6,330	6,817
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	17,311	17,133
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	4,385	4,554
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	3,680	3,785
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	690	666
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (d)	4,300	4,548
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	2,740	2,797
(SOFR + 1.25%), 5.10%, 7/23/2030 (d)	6,000	6,066
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	1,830	1,881
Wachovia Corp.
6.61%, 10/1/2025	1,602	1,619
7.57%, 8/1/2026 (i)	500	520
Wells Fargo & Co.
3.00%, 10/23/2026	4,854	4,741
4.30%, 7/22/2027	168	167
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	8,228	8,032
(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	1,942	1,848
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	8,999	9,227
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (f) (g)	14,430	14,904
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	17,050	17,932
(SOFR + 1.11%), 5.24%, 1/24/2031 (d)	10,875	11,053
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	6,796	6,114
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	7,786	7,878
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	23,826	24,308
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	11,435	12,394
(SOFR + 1.38%), 5.21%, 12/3/2035 (d)	32,609	32,522
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	11,450	8,672
		1,757,353
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	7,757	7,525
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,201	2,109
Constellation Brands, Inc. 4.65%, 11/15/2028	2,913	2,908
PepsiCo, Inc. 3.60%, 8/13/2042	8,057	6,539
		19,081
Biotechnology — 0.6%
AbbVie, Inc.
5.05%, 3/15/2034	3,800	3,841
4.05%, 11/21/2039	24,345	21,558
4.25%, 11/21/2049	8,158	6,934
5.60%, 3/15/2055	9,510	9,857
5.50%, 3/15/2064	3,030	3,040
Amgen, Inc.
5.25%, 3/2/2030	3,893	3,981
5.60%, 3/2/2043	3,883	3,912
4.66%, 6/15/2051	4,015	3,512
4.88%, 3/1/2053	22,625	20,255
5.75%, 3/2/2063	8,490	8,502
Biogen, Inc. 2.25%, 5/1/2030	10,000	8,820
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	9,560	9,624
Gilead Sciences, Inc.
1.65%, 10/1/2030	3,883	3,312
5.25%, 10/15/2033	7,120	7,289
4.50%, 2/1/2045	6,310	5,599
2.80%, 10/1/2050	2,320	1,492
5.50%, 11/15/2054	7,620	7,727
		129,255
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Broadline Retail — 0.1%
Amazon.com, Inc. 3.95%, 4/13/2052	3,883	3,171
Nordstrom, Inc. 4.38%, 4/1/2030	3,087	2,833
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	1,357	1,200
9.75%, 10/1/2027 (a)	155	155
Wayfair LLC 7.25%, 10/31/2029 (a)	4,978	5,056
		12,415
Building Products — 0.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	9,368	8,477
6.38%, 3/1/2034 (a)	1,685	1,705
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	8,783	8,885
Griffon Corp. 5.75%, 3/1/2028	5,514	5,464
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	4,690	4,774
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,775	3,847
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	5,068	5,142
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	2,952	2,886
4.38%, 7/15/2030 (a)	6,254	5,843
3.38%, 1/15/2031 (a)	3,064	2,690
Trane Technologies Co. LLC 7.20%, 6/1/2025	15	15
		49,728
Capital Markets — 2.4%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	2,500	2,647
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	8,610	9,481
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	3,980	4,103
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	3,050	2,933
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	2,141	2,174
(SOFR + 3.18%), 6.72%, 1/18/2029 (d)	2,523	2,641
5.41%, 5/10/2029	3,270	3,351
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	1,955	2,078
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	69

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.70%), 5.00%, 9/11/2030 (d)	15,700	15,627
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	9,708	9,552
(SOFR + 0.79%), 1.09%, 12/9/2026 (d)	3,049	2,966
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	4,730	4,581
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	8,572	8,249
(SOFR + 1.85%), 3.62%, 3/15/2028 (d)	7,466	7,317
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	5,902	5,776
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	1,615	1,574
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (f) (g)	7,601	7,965
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	26,145	27,640
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (f) (g)	37,220	37,977
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	3,695	3,812
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	2,050	2,064
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	7,010	6,957
(SOFR + 1.08%), 5.21%, 1/28/2031 (d)	13,385	13,549
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	16,408	14,331
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	5,220	4,605
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	23,360	23,373
(SOFR + 1.42%), 5.02%, 10/23/2035 (d)	44,390	43,409
(SOFR + 1.38%), 5.54%, 1/28/2036 (d)	11,550	11,754
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (d)	1,262	1,101
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	2,194	1,657
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	1,064	823
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (b)	1,000	1
8.00%, 8/1/2015 (b)	295	—
Lehman Brothers Holdings, Inc., Escrow 3.60%, 3/13/2009 (b)	235	—
Macquarie Group Ltd. (Australia)
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (d)	777	782
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (d)	389	340
Morgan Stanley
5.00%, 11/24/2025	821	823
3.13%, 7/27/2026	752	738
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (d)	1,348	1,316
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	6,014	6,092
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	6,097	6,239
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	13,950	14,139
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	3,186	3,145
(SOFR + 1.22%), 5.04%, 7/19/2030 (d)	23,575	23,763
(SOFR + 1.10%), 4.65%, 10/18/2030 (d)	26,420	26,171
(SOFR + 1.11%), 5.23%, 1/15/2031 (d)	7,505	7,621
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	15,193	13,752
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	4,918	4,120
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	3,922	3,294
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	2,273	1,995
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	7,854	7,991
(SOFR + 1.58%), 5.83%, 4/19/2035 (d)	4,870	5,075
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	8,520	8,553
(SOFR + 1.42%), 5.59%, 1/18/2036 (d)	6,960	7,133
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	3,160	2,628
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (d)	5,267	4,892
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	5,340	4,067
(SOFR + 1.43%), 2.80%, 1/25/2052 (d)	3,495	2,223
S&P Global, Inc.
2.90%, 3/1/2032	6,500	5,779
3.25%, 12/1/2049	5,340	3,812
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (f) (g)	6,324	6,466
Turkiye Varlik Fonu Yonetimi A/S (Turkey) 8.25%, 2/14/2029 (h)	2,000	2,084
UBS AG (Switzerland) 7.50%, 2/15/2028	688	743
UBS Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (d)	300	298
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (d)	350	352
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	1,890	1,833
4.28%, 1/9/2028 (a)	9,976	9,887
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	11,213	11,213
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	2,230	2,440
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (d)	831	812
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (d)	1,107	1,129
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (d)	27,883	25,929
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	16,825	17,314
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (d)	2,521	2,719
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	2,250	2,604
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (d)	3,950	4,874
		543,248
Chemicals — 0.3%
Avient Corp.
7.13%, 8/1/2030 (a)	4,223	4,351
6.25%, 11/1/2031 (a)	245	246
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	2,971	2,936
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	1,320	1,020
Celanese US Holdings LLC 6.63%, 7/15/2032 (i)	1,950	2,034
CF Industries, Inc. 4.95%, 6/1/2043	2,063	1,855
Chemours Co. (The)
5.75%, 11/15/2028 (a)	3,258	3,091
4.63%, 11/15/2029 (a)	3,525	3,132
EIDP, Inc. 4.80%, 5/15/2033	3,680	3,634
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,779	2,642
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	1,181	1,249
LYB International Finance III LLC 3.38%, 10/1/2040	1,942	1,466
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	2,359	2,352
8.50%, 11/15/2028 (a)	2,405	2,551
4.25%, 5/15/2029 (a)	918	871
9.00%, 2/15/2030 (a)	3,995	4,315
Nutrien Ltd. (Canada)
2.95%, 5/13/2030	1,394	1,276
4.13%, 3/15/2035	497	453
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	4,366	4,491
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,961	1,952
4.50%, 10/15/2029	6,983	6,573
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	5,476	5,338
		57,828
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	71

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,668	6,144
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,251	4,014
4.88%, 7/15/2032 (a)	7,112	6,708
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	2,807	2,676
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	2,915	1,721
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	1,826	1,784
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	5,170	4,904
4.75%, 6/15/2029 (a)	1,942	1,867
6.75%, 1/15/2031 (a)	1,915	1,986
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 6.15%, 12/21/2065 (a) (d)	5,178	4,383
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,866	1,783
Prime Security Services Borrower LLC 6.25%, 1/15/2028 (a)	2,110	2,114
Republic Services, Inc.
1.45%, 2/15/2031	1,952	1,622
2.38%, 3/15/2033	117	97
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	1,940	1,885
7.38%, 10/1/2031 (a)	2,175	2,266
		45,954
Communications Equipment — 0.0% ^
CommScope LLC 4.75%, 9/1/2029 (a)	2,124	1,910
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	1,457	1,373
		3,283
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,489	1,150
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,438	2,311
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	7,860	7,659
MasTec, Inc. 6.63%, 8/15/2029 (a)	1,457	1,448
Quanta Services, Inc. 5.25%, 8/9/2034	10,470	10,391
		22,959
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	4,428	4,642
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	398	400
2.45%, 10/29/2026	5,020	4,841
3.00%, 10/29/2028	16,596	15,587
5.10%, 1/19/2029	560	566
4.63%, 9/10/2029	10,000	9,897
3.30%, 1/30/2032	2,900	2,578
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	2,238	2,306
Ally Financial, Inc. 6.70%, 2/14/2033	1,160	1,199
American Express Co. (SOFR + 1.00%), 5.10%, 2/16/2028 (d)	2,500	2,528
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	2,112	2,120
2.13%, 2/21/2026 (a)	2,524	2,456
3.25%, 2/15/2027 (a)	2,235	2,161
2.53%, 11/18/2027 (a)	14,148	13,231
6.38%, 5/4/2028 (a)	3,660	3,793
5.75%, 3/1/2029 (a)	11,663	11,905
5.75%, 11/15/2029 (a)	34,030	34,692
5.15%, 1/15/2030 (a)	19,980	19,806
Capital One Financial Corp.
(SOFR + 2.16%), 4.99%, 7/24/2026 (d)	505	506
(SOFR + 0.86%), 1.88%, 11/2/2027 (d)	2,093	1,996
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	5,233	5,054
5.11%, 5/3/2029	870	846
5.30%, 9/6/2029	1,000	979
7.20%, 6/10/2030	920	968
4.00%, 11/13/2030	6,651	6,055
General Motors Financial Co., Inc.
5.95%, 4/4/2034	3,935	3,981
5.90%, 1/7/2035	8,570	8,641
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 6.40%, 12/21/2065 (a) (d)	1,015	867
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (a)	1,275	1,321
5.15%, 3/17/2030 (a)	2,940	2,915
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
OneMain Finance Corp.
7.13%, 3/15/2026	1,829	1,865
3.88%, 9/15/2028	1,500	1,406
6.63%, 5/15/2029	6,480	6,605
5.38%, 11/15/2029	6,179	6,038
		180,109
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	12,488	12,302
5.88%, 2/15/2028 (a)	3,893	3,892
3.50%, 3/15/2029 (a)	2,130	1,969
4.88%, 2/15/2030 (a)	981	947
Kroger Co. (The)
Series B, 7.70%, 6/1/2029	874	972
5.50%, 9/15/2054	790	768
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	5,217	5,194
6.13%, 9/15/2032 (a)	933	938
Rite Aid Corp.
8.00%, 10/18/2024 ‡	1,011	—
8.00%, 11/15/2026 ‡ (b)	3,597	—
(3-MONTH CME TERM SOFR + 7.00%), 11.47% (PIK), 8/30/2031 ‡ (a) (c) (d)	365	143
Series A, 15.00% (PIK), 8/30/2031 ‡ (c)	1,049	211
Series B, 15.00% (PIK), 8/30/2031 ‡ (c)	494	—
Sysco Corp. 2.40%, 2/15/2030	3,883	3,493
Target Corp. 4.80%, 1/15/2053	1,935	1,782
		32,611
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	9,786	8,856
5.25%, 8/15/2027 (a)	1,725	881
Ball Corp. 6.00%, 6/15/2029	3,791	3,855
Berry Global, Inc. 5.80%, 6/15/2031	25,745	26,725
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,157	2,119
6.38%, 7/15/2032 (a)	1,905	1,933
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	4,243	4,307
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,524	3,520
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Containers & Packaging — continued
Packaging Corp. of America 3.05%, 10/1/2051	2,277	1,496
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,821	1,760
TriMas Corp. 4.13%, 4/15/2029 (a)	3,262	3,054
		58,506
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	3,883	3,706
3.88%, 11/15/2029 (a)	1,570	1,445
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	4,015	4,050
Ritchie Bros Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	2,641	2,779
		11,980
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	4,985	4,900
University of Southern California Series A, 3.23%, 10/1/2120	777	470
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,004	2,073
		7,443
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.80%, 6/15/2031	4,854	4,264
Simon Property Group LP 3.25%, 9/13/2049	5,086	3,555
WP Carey, Inc.
4.25%, 10/1/2026	2,092	2,080
2.25%, 4/1/2033	2,796	2,256
		12,155
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
1.65%, 2/1/2028	8,737	8,055
3.50%, 6/1/2041	5,594	4,396
3.50%, 9/15/2053	13,080	9,110
3.55%, 9/15/2055	18,665	12,943
CCO Holdings LLC
4.75%, 3/1/2030 (a)	28,256	26,328
4.50%, 8/15/2030 (a)	14,596	13,356
4.25%, 2/1/2031 (a)	13,735	12,322
4.75%, 2/1/2032 (a)	1,010	907
4.50%, 5/1/2032	2,285	2,013
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	73

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Embarq LLC 8.00%, 6/1/2036	3,973	1,939
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	881	863
6.00%, 9/30/2034 (a)	2,780	2,619
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	3,520	3,519
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	14,768	13,757
Level 3 Financing, Inc. 11.00%, 11/15/2029 (a)	902	1,023
Lumen Technologies, Inc. 4.13%, 4/15/2030 (a)	5,900	5,287
Sprint Capital Corp. 6.88%, 11/15/2028	4,475	4,787
Verizon Communications, Inc.
4.02%, 12/3/2029	11,662	11,354
4.78%, 2/15/2035 (a)	3,366	3,287
3.40%, 3/22/2041	2,355	1,843
3.70%, 3/22/2061	2,325	1,651
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,223	2,128
		143,487
Electric Utilities — 2.5%
AEP Transmission Co. LLC
3.15%, 9/15/2049	471	320
Series M, 3.65%, 4/1/2050	1,942	1,451
Series N, 2.75%, 8/15/2051	2,427	1,517
Alabama Power Co.
6.13%, 5/15/2038	865	941
5.50%, 3/15/2041	1,214	1,225
Series A, 4.30%, 7/15/2048	340	285
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,850	1,868
Arizona Public Service Co.
4.70%, 1/15/2044	146	127
4.25%, 3/1/2049	971	790
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,360	1,123
3.20%, 9/15/2049	1,432	976
2.90%, 6/15/2050	816	526
5.65%, 6/1/2054	2,730	2,734
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	1,942	1,263
Comision Federal de Electricidad (Mexico)
3.35%, 2/9/2031 (a)	11,599	9,799
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
6.45%, 1/24/2035 (a)	2,101	2,012
Commonwealth Edison Co. 4.00%, 3/1/2048	292	234
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,637	1,312
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	3,826	3,915
DTE Electric Co.
5.20%, 3/1/2034	3,400	3,452
3.95%, 6/15/2042	370	307
Series A, 4.00%, 4/1/2043	4,728	3,963
Series B, 3.65%, 3/1/2052	636	482
5.40%, 4/1/2053	518	519
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	3,700	4,020
Duke Energy Carolinas LLC
4.85%, 1/15/2034	7,000	6,921
3.70%, 12/1/2047	971	748
Duke Energy Corp. 5.80%, 6/15/2054	3,300	3,304
Duke Energy Florida LLC
1.75%, 6/15/2030	4,223	3,647
5.90%, 3/1/2033	400	420
6.20%, 11/15/2053	1,985	2,143
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,170	1,502
2.75%, 4/1/2050	9,897	6,267
5.40%, 4/1/2053	5,189	5,044
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,542	9,723
4.30%, 2/1/2049	1,427	1,173
Duke Energy Progress LLC
4.10%, 5/15/2042	297	251
3.70%, 10/15/2046	195	148
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (d)	13,212	13,017
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	5,450	6,012
Emera US Finance LP (Canada)
2.64%, 6/15/2031	18,635	16,183
4.75%, 6/15/2046	4,950	4,232
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	6,590	6,649
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
2.50%, 7/12/2031 (a) (i)	4,904	4,205
5.50%, 6/26/2034 (a)	9,365	9,470
Entergy Arkansas LLC 5.75%, 6/1/2054	840	860
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	7,370	7,530
Entergy Louisiana LLC
3.12%, 9/1/2027	729	707
1.60%, 12/15/2030	7,252	6,107
4.20%, 4/1/2050	1,360	1,104
2.90%, 3/15/2051	3,920	2,504
5.70%, 3/15/2054	6,300	6,393
Entergy Mississippi LLC
5.00%, 9/1/2033	3,252	3,258
3.85%, 6/1/2049	486	373
3.50%, 6/1/2051	1,534	1,100
5.85%, 6/1/2054	2,885	2,982
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	2,825	2,636
Entergy Texas, Inc.
1.75%, 3/15/2031	17,722	15,013
3.55%, 9/30/2049	753	545
5.55%, 9/15/2054	4,283	4,246
Evergy Metro, Inc. 4.20%, 6/15/2047	714	587
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	2,008	2,036
Exelon Corp.
4.95%, 6/15/2035	120	116
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (d)	2,210	2,214
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (i)	7,920	7,762
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	777	762
Florida Power & Light Co.
5.40%, 9/1/2035	583	595
3.70%, 12/1/2047	4,466	3,482
3.95%, 3/1/2048	646	520
5.70%, 3/15/2055	9,423	9,763
Georgia Power Co. 5.25%, 3/15/2034	3,400	3,441
Interstate Power and Light Co.
4.10%, 9/26/2028	777	765
4.95%, 9/30/2034	565	556
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	5,867	5,900
2.95%, 5/14/2030 (a)	3,883	3,540
5.40%, 6/1/2033 (a)	5,973	6,028
5.65%, 5/9/2034 (a)	9,145	9,377
Jersey Central Power & Light Co. 6.15%, 6/1/2037	777	826
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	960	994
MidAmerican Energy Co. 3.65%, 8/1/2048	1,942	1,492
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,631	7,510
Mississippi Power Co. 3.95%, 3/30/2028	544	537
Monongahela Power Co. 5.85%, 2/15/2034 (a)	9,250	9,613
Nevada Power Co.
5.38%, 9/15/2040	608	609
6.00%, 3/15/2054	1,510	1,589
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	522	511
5.25%, 2/28/2053	1,379	1,290
5.55%, 3/15/2054	2,650	2,572
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	3,930	4,028
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (d)	4,705	4,721
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (d)	3,545	3,590
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	631	620
Northern States Power Co.
6.20%, 7/1/2037	168	184
2.60%, 6/1/2051	702	429
4.50%, 6/1/2052	2,602	2,256
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	2,549	2,388
3.38%, 2/15/2029 (a)	4,251	3,909
5.25%, 6/15/2029 (a)	10,013	9,813
3.63%, 2/15/2031 (a)	614	548
3.88%, 2/15/2032 (a)	133	119
6.00%, 2/1/2033 (a)	1,804	1,784
6.25%, 11/1/2034 (a)	1,100	1,104
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	75

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
OGE Energy Corp. 5.45%, 5/15/2029	3,085	3,166
Ohio Power Co.
4.00%, 6/1/2049	583	454
Series R, 2.90%, 10/1/2051	6,567	4,111
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	971	653
5.35%, 10/1/2052	534	518
Pacific Gas and Electric Co.
3.45%, 7/1/2025	1,582	1,573
2.95%, 3/1/2026	1,000	982
4.65%, 8/1/2028	11,889	11,711
6.10%, 1/15/2029	1,282	1,322
4.55%, 7/1/2030	19,196	18,571
6.40%, 6/15/2033	11,604	12,254
4.20%, 6/1/2041	1,622	1,319
4.60%, 6/15/2043	1,894	1,602
6.75%, 1/15/2053	7,605	8,188
5.90%, 10/1/2054	1,020	997
PacifiCorp 4.15%, 2/15/2050	4,897	3,861
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,000	2,112
PECO Energy Co. 2.80%, 6/15/2050	729	471
Pepco Holdings LLC 7.45%, 8/15/2032	971	1,108
PG&E Corp.
5.00%, 7/1/2028	3,683	3,588
5.25%, 7/1/2030	2,296	2,204
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	20,535	20,295
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	3,830	3,884
Series A-3, 5.54%, 7/15/2047	3,951	3,992
Series A-3, 5.53%, 6/1/2049	4,550	4,613
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,059	1,002
Series A-4, 5.21%, 12/1/2047	777	758
Series A-5, 5.10%, 6/1/2052	2,850	2,739
Pinnacle West Capital Corp. 1.30%, 6/15/2025	777	769
Potomac Electric Power Co. 6.50%, 11/15/2037	350	393
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,384	1,364
Public Service Co. of Colorado
4.05%, 9/15/2049	2,573	2,030
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
2.70%, 1/15/2051	3,097	1,916
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,292	1,298
Series G, 6.63%, 11/15/2037	1,068	1,154
Public Service Electric and Gas Co.
5.80%, 5/1/2037	826	876
5.38%, 11/1/2039	404	411
2.05%, 8/1/2050	2,950	1,586
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	977	947
Series A-2, 5.11%, 12/15/2047	311	301
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	686	687
Series A2, 5.17%, 5/15/2041	298	297
Southern California Edison Co.
5.45%, 6/1/2031	3,540	3,589
5.20%, 6/1/2034	2,399	2,352
Series 06-E, 5.55%, 1/15/2037	437	432
Series 08-A, 5.95%, 2/1/2038	277	281
Series C, 3.60%, 2/1/2045	1,233	903
Series C, 4.13%, 3/1/2048	971	746
Series 20A, 2.95%, 2/1/2051	8,553	5,344
5.88%, 12/1/2053	11,757	11,522
5.75%, 4/15/2054	2,060	1,980
5.90%, 3/1/2055	2,845	2,822
Southern Co. (The) 5.70%, 3/15/2034	1,995	2,066
Southwestern Electric Power Co.
5.30%, 4/1/2033	2,214	2,227
Series J, 3.90%, 4/1/2045	1,206	929
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	3,251	3,040
Tucson Electric Power Co.
4.85%, 12/1/2048	583	521
5.50%, 4/15/2053	2,597	2,564
Union Electric Co.
5.20%, 4/1/2034	2,310	2,339
4.00%, 4/1/2048	1,991	1,598
3.90%, 4/1/2052	1,262	992
5.25%, 1/15/2054	3,765	3,625
Virginia Electric and Power Co.
6.35%, 11/30/2037	229	250
8.88%, 11/15/2038	651	864
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	1,085	1,097
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	1,864	1,864
5.05%, 12/30/2026 (a)	15,150	15,201
5.63%, 2/15/2027 (a)	4,331	4,332
5.00%, 7/31/2027 (a)	6,244	6,169
4.38%, 5/1/2029 (a)	3,033	2,895
4.30%, 7/15/2029 (a)	4,854	4,711
7.75%, 10/15/2031 (a)	4,000	4,223
6.00%, 4/15/2034 (a)	28,434	29,128
Xcel Energy, Inc. 3.40%, 6/1/2030	2,185	2,036
		576,777
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	2,427	2,112
EnerSys 6.63%, 1/15/2032 (a)	2,000	2,059
Sensata Technologies BV 5.88%, 9/1/2030 (a)	1,980	1,954
		6,125
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	6,307	6,085
Corning, Inc. 5.35%, 11/15/2048	4,854	4,688
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	1,054	933
6.63%, 7/15/2032 (a)	2,925	2,975
		14,681
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	4,915	4,975
Baker Hughes Holdings LLC
5.13%, 9/15/2040	877	864
4.08%, 12/15/2047	1,864	1,523
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	3,570	3,702
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	5,121	4,834
Halliburton Co. 4.75%, 8/1/2043	263	236
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	2,655	2,660
Noble Finance II LLC 8.00%, 4/15/2030 (a)	2,780	2,809
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	2,111	2,112
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	754	739
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued
Transocean, Inc. 8.75%, 2/15/2030 (a)	2,016	2,104
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,420	3,465
		30,023
Entertainment — 0.2%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	2,736	2,679
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	1,638	1,637
6.50%, 5/15/2027 (a)	3,411	3,466
4.75%, 10/15/2027 (a)	3,883	3,793
Netflix, Inc. 5.38%, 11/15/2029 (a)	8,086	8,345
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	831	816
5.60%, 6/12/2034	16,845	17,372
Warnermedia Holdings, Inc.
4.28%, 3/15/2032	15,086	13,552
5.05%, 3/15/2042	933	773
		52,433
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	5,263	4,673
6.50%, 5/15/2032 (a)	4,826	4,924
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	2,220	2,322
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	1,942	1,644
Fiserv, Inc. 4.40%, 7/1/2049	2,500	2,100
Global Payments, Inc. 2.90%, 11/15/2031	7,301	6,405
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	1,210	1,232
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	5,446	5,436
5.50%, 8/15/2028 (a)	1,425	1,397
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (d)	2,650	2,727
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (d)	2,120	2,049
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,466	3,784
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	3,500	3,592
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	2,937	2,817
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	77

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
3.63%, 3/1/2029 (a)	2,851	2,649
3.88%, 3/1/2031 (a)	2,370	2,125
4.00%, 10/15/2033 (a)	565	488
Shell International Finance BV 3.63%, 8/21/2042	6,407	5,109
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	4,823	4,915
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,493
Visa, Inc. 2.70%, 4/15/2040	1,457	1,099
		62,980
Food Products — 0.2%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	510	528
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	4,736	4,712
JBS USA Holding Lux SARL
5.50%, 1/15/2030	19,840	19,978
3.75%, 12/1/2031	2,040	1,854
3.00%, 5/15/2032	5,910	5,078
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	2,821	2,630
4.38%, 1/31/2032 (a)	941	864
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,485	1,455
4.63%, 4/15/2030 (a)	2,694	2,527
6.25%, 2/15/2032 (a)	1,092	1,100
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	6,574	5,906
		46,632
Gas Utilities — 0.1%
AmeriGas Partners LP
5.88%, 8/20/2026	1,432	1,430
5.75%, 5/20/2027	2,131	2,056
Atmos Energy Corp.
5.50%, 6/15/2041	1,078	1,097
4.15%, 1/15/2043	565	482
2.85%, 2/15/2052	928	593
5.75%, 10/15/2052	2,083	2,152
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,000	964
4.27%, 3/15/2048 (a)	971	773
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	777	742
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Gas Utilities — continued
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	695	628
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,859	3,580
		14,497
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	4,145	4,065
5.38%, 3/1/2029 (a)	1,952	1,819
8.00%, 2/15/2031 (a)	2,565	2,610
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	98	108
6.15%, 5/1/2037	1,629	1,791
4.38%, 9/1/2042	2,437	2,177
3.55%, 2/15/2050	1,873	1,409
5.20%, 4/15/2054	12,708	12,398
5.50%, 3/15/2055	16,045	16,320
Canadian Pacific Railway Co. (Canada) 3.10%, 12/2/2051	1,752	1,181
CSX Corp. 4.50%, 11/15/2052	2,000	1,744
EquipmentShare.com, Inc. 8.63%, 5/15/2032 (a)	4,400	4,658
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	6,538	5,672
Norfolk Southern Corp. 4.05%, 8/15/2052	971	772
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	2,102	2,050
5.25%, 7/1/2029 (a)	4,600	4,665
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	6,840	6,936
Uber Technologies, Inc.
4.80%, 9/15/2034	4,270	4,163
5.35%, 9/15/2054	1,440	1,371
Union Pacific Corp. 3.50%, 2/14/2053	2,655	1,944
XPO, Inc. 7.13%, 6/1/2031 (a)	6,035	6,250
		84,103
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	3,673	3,555
Baxter International, Inc. 3.13%, 12/1/2051	3,000	1,968
DH Europe Finance II SARL 3.25%, 11/15/2039	1,360	1,091
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,110	1,087
3.25%, 2/15/2029 (a)	2,313	2,137
Medline Borrower LP
3.88%, 4/1/2029 (a)	7,813	7,324
6.25%, 4/1/2029 (a)	1,834	1,861
5.25%, 10/1/2029 (a)	3,258	3,158
Solventum Corp. 5.60%, 3/23/2034	2,050	2,099
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	11,450	11,730
		36,010
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	3,921	3,775
5.00%, 4/15/2029 (a)	2,427	2,265
AdaptHealth LLC 4.63%, 8/1/2029 (a)	4,267	3,961
Aetna, Inc. 4.50%, 5/15/2042	218	184
Cencora, Inc.
2.70%, 3/15/2031	2,900	2,576
5.13%, 2/15/2034	1,512	1,513
Cigna Group (The) 5.13%, 5/15/2031	3,480	3,529
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	4,244	4,093
4.75%, 2/15/2031 (a)	431	350
CVS Health Corp.
4.30%, 3/25/2028	1,421	1,399
5.13%, 2/21/2030	4,536	4,555
5.25%, 2/21/2033	4,165	4,126
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,323	2,154
3.75%, 2/15/2031 (a)	662	581
Encompass Health Corp.
4.50%, 2/1/2028	1,009	985
4.75%, 2/1/2030	2,989	2,896
4.63%, 4/1/2031	1,366	1,286
HCA, Inc.
4.50%, 2/15/2027	19,711	19,635
5.63%, 9/1/2028	4,916	5,024
3.50%, 9/1/2030	1,095	1,018
2.38%, 7/15/2031	4,819	4,108
5.60%, 4/1/2034	5,000	5,044
5.45%, 9/15/2034	5,590	5,571
5.50%, 6/15/2047	9,800	9,178
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
5.25%, 6/15/2049	6,985	6,272
3.50%, 7/15/2051	1,273	858
4.63%, 3/15/2052	11,405	9,269
5.90%, 6/1/2053	3,930	3,833
6.00%, 4/1/2054	5,000	4,949
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	4,466	4,115
Quest Diagnostics, Inc.
4.63%, 12/15/2029	6,580	6,559
2.95%, 6/30/2030	971	891
Tenet Healthcare Corp.
6.25%, 2/1/2027	486	485
5.13%, 11/1/2027	1,322	1,307
4.63%, 6/15/2028	5,461	5,276
4.25%, 6/1/2029	4,310	4,067
6.13%, 6/15/2030	11,278	11,301
6.75%, 5/15/2031	4,755	4,851
UnitedHealth Group, Inc.
3.95%, 10/15/2042	598	497
3.75%, 10/15/2047	1,088	833
3.25%, 5/15/2051	1,898	1,297
5.88%, 2/15/2053	7,903	8,161
5.05%, 4/15/2053	16,338	15,024
5.38%, 4/15/2054	6,480	6,223
3.88%, 8/15/2059	782	568
		186,442
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	1,112	877
5.15%, 4/15/2053	1,059	975
Healthcare Realty Holdings LP 3.10%, 2/15/2030	4,500	4,118
Healthpeak OP LLC 3.00%, 1/15/2030	486	448
Sabra Health Care LP 3.20%, 12/1/2031	2,194	1,930
Ventas Realty LP
4.13%, 1/15/2026	84	84
3.25%, 10/15/2026	212	207
3.85%, 4/1/2027	600	591
5.63%, 7/1/2034	3,311	3,407
		12,637
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (a)	5,377	5,326
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	79

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	7,088	6,940
7.25%, 7/15/2028 (a)	971	1,006
		7,946
Hotels, Restaurants & Leisure — 0.5%
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,500	4,304
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	3,100	2,929
7.00%, 2/15/2030 (a)	6,300	6,490
6.50%, 2/15/2032 (a)	4,192	4,252
Carnival Corp. 6.13%, 2/15/2033 (a)	7,161	7,212
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	1,384	1,379
5.75%, 5/1/2028 (a)	855	855
3.75%, 5/1/2029 (a)	3,424	3,210
4.88%, 1/15/2030	2,112	2,060
4.00%, 5/1/2031 (a)	367	337
3.63%, 2/15/2032 (a)	1,423	1,261
5.88%, 3/15/2033 (a)	4,996	5,008
McDonald's Corp.
5.15%, 9/9/2052	7,371	6,975
5.45%, 8/14/2053	1,570	1,550
MGM Resorts International
4.63%, 9/1/2026	2,015	2,000
4.75%, 10/15/2028	3,125	3,035
6.13%, 9/15/2029	2,065	2,077
6.50%, 4/15/2032	1,675	1,688
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	9,205	9,154
6.25%, 3/15/2032 (a)	6,965	7,106
6.00%, 2/1/2033 (a)	3,504	3,544
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (a)	534	534
6.50%, 10/1/2028	4,805	4,848
5.25%, 7/15/2029	1,641	1,592
7.25%, 5/15/2031 (a)	2,110	2,175
6.63%, 5/1/2032 (a)	2,416	2,475
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,173	4,031
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	4,665	4,764
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	2,801	2,778
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	4,185	4,065
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	11,711	11,402
6.25%, 3/15/2033 (a)	1,584	1,580
		116,670
Household Durables — 0.1%
Newell Brands, Inc.
5.70%, 4/1/2026 (i)	4,052	4,049
6.63%, 9/15/2029	4,524	4,609
6.38%, 5/15/2030	1,025	1,022
6.63%, 5/15/2032	683	679
6.87%, 4/1/2036 (i)	4,374	4,363
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	8,068	7,521
		22,243
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	520	512
4.13%, 10/15/2030	2,549	2,328
4.13%, 4/30/2031 (a)	724	652
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	4,985	4,805
		8,297
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.50%, 2/15/2028 (a)	2,913	2,849
5.13%, 3/15/2028 (a)	2,155	2,123
4.63%, 2/1/2029 (a)	10,280	9,850
Constellation Energy Generation LLC
3.25%, 6/1/2025	578	576
6.25%, 10/1/2039	195	206
5.75%, 10/1/2041	6,850	6,828
5.60%, 6/15/2042	8,961	8,780
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	5,635	5,638
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (a)	6,259	6,307
		43,157
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	4,740	4,571
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Industrial REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	582	563
Prologis LP
1.75%, 7/1/2030	2,427	2,091
3.00%, 4/15/2050	4,989	3,337
2.13%, 10/15/2050	1,457	801
		6,792
Insurance — 0.3%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (a)	1,680	1,302
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	12,000	11,947
Aon Corp.
5.35%, 2/28/2033	864	880
6.25%, 9/30/2040	233	252
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	2,190	1,318
3.85%, 3/15/2052	4,281	3,335
CNO Global Funding
5.88%, 6/4/2027 (a)	6,500	6,662
4.95%, 9/9/2029 (a)	1,705	1,712
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	2,000	2,082
4.18%, 9/26/2029 (a)	2,620	2,580
High Street Funding Trust I 4.11%, 2/15/2028 (a)	2,000	1,953
MetLife, Inc.
6.50%, 12/15/2032	680	754
4.13%, 8/13/2042	486	418
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,412
5.15%, 3/28/2033 (a)	8,975	9,059
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	1,682
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,749	2,644
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	295	336
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	4,140	4,234
Pine Street Trust III 6.22%, 5/15/2054 (a)	1,600	1,678
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — continued
Principal Life Global Funding II
3.00%, 4/18/2026 (a)	569	560
5.10%, 1/25/2029 (a)	2,650	2,692
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,429
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	152
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	486	447
4.27%, 5/15/2047 (a)	777	646
		62,166
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	13,747	14,131
5.40%, 8/15/2054	9,370	9,337
Snap, Inc. 6.88%, 3/1/2033 (a)	828	838
		24,306
IT Services — 0.0% ^
Accenture Capital, Inc. 4.50%, 10/4/2034	5,345	5,186
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	1,907	1,788
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,626	3,463
		10,437
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	3,855	3,961
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,179	8,546
Esab Corp. 6.25%, 4/15/2029 (a)	2,335	2,372
Hillenbrand, Inc.
6.25%, 2/15/2029	1,255	1,272
3.75%, 3/1/2031	4,565	4,063
Parker-Hannifin Corp.
4.25%, 9/15/2027	680	677
6.25%, 5/15/2038	428	470
Terex Corp.
5.00%, 5/15/2029 (a)	950	915
6.25%, 10/15/2032 (a)	1,542	1,532
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	3,520	3,676
		23,523
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	81

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	2,008	1,941
Media — 0.9%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,277	2,045
2.80%, 4/1/2031	4,175	3,617
6.55%, 6/1/2034	10,860	11,255
3.50%, 6/1/2041	3,466	2,446
3.50%, 3/1/2042	5,772	4,037
3.70%, 4/1/2051	3,107	2,011
3.90%, 6/1/2052	1,651	1,097
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	8,147	7,965
Comcast Corp.
1.95%, 1/15/2031	3,951	3,386
5.30%, 6/1/2034	3,540	3,599
4.40%, 8/15/2035	3,738	3,517
3.90%, 3/1/2038	12,124	10,519
3.25%, 11/1/2039	10,222	7,994
3.97%, 11/1/2047	1,083	852
4.00%, 3/1/2048	4,990	3,929
4.00%, 11/1/2049	132	103
3.45%, 2/1/2050	4,085	2,895
2.80%, 1/15/2051	11,050	6,806
2.89%, 11/1/2051	1,968	1,235
5.35%, 5/15/2053	15,813	15,022
2.94%, 11/1/2056	25,914	15,604
2.99%, 11/1/2063	1,152	669
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,678	3,157
4.50%, 11/15/2031 (a)	2,571	1,884
Directv Financing LLC 5.88%, 8/15/2027 (a)	4,422	4,352
DISH DBS Corp.
5.25%, 12/1/2026 (a)	6,014	5,653
5.75%, 12/1/2028 (a)	1,782	1,581
DISH Network Corp. 11.75%, 11/15/2027 (a)	4,607	4,861
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,765	1,820
4.75%, 10/15/2030 (a)	2,049	1,207
5.38%, 11/15/2031 (a)	2,114	1,228
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	3,449	2,923
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
10.88%, 5/1/2030 (a)	4,416	2,603
7.75%, 8/15/2030 (a)	3,766	2,883
Lamar Media Corp. 4.00%, 2/15/2030	5,243	4,874
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	7,491	7,410
4.75%, 11/1/2028 (a)	1,369	1,297
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	1,889	1,851
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	4,393	3,109
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	1,209	979
Sinclair Television Group, Inc. 4.38%, 12/31/2032 (a)	4,757	2,996
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	3,087	3,045
4.00%, 7/15/2028 (a)	7,426	6,975
5.50%, 7/1/2029 (a)	11,479	11,241
4.13%, 7/1/2030 (a)	2,672	2,400
Stagwell Global LLC 5.63%, 8/15/2029 (a)	5,660	5,483
TEGNA, Inc.
4.63%, 3/15/2028	3,801	3,632
5.00%, 9/15/2029	4,969	4,698
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	3,580	3,497
		208,242
Metals & Mining — 0.4%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,465	3,440
6.13%, 5/15/2028 (a)	3,845	3,859
ATI, Inc. 5.88%, 12/1/2027	6,088	6,088
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	1,942	1,941
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,778	2,791
Carpenter Technology Corp. 6.38%, 7/15/2028	4,422	4,436
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	3,585	3,579
4.63%, 3/1/2029 (a)	2,799	2,610
6.75%, 4/15/2030 (a)	2,500	2,503
7.50%, 9/15/2031 (a)	955	970
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	3,794	3,935
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	8,251	8,091
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	98	109
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	3,883	3,798
2.50%, 9/1/2030 (a)	850	751
2.85%, 4/27/2031 (a)	8,941	7,901
2.63%, 9/23/2031 (a)	8,632	7,447
5.63%, 4/4/2034 (a)	25,200	25,556
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	1,942	1,922
United States Steel Corp. 6.88%, 3/1/2029	2,578	2,611
Vale Overseas Ltd. (Brazil)
6.13%, 6/12/2033	2,390	2,455
6.40%, 6/28/2054	4,414	4,427
		101,220
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	13,250	13,210
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	4,854	4,622
Series QIB, 4.50%, 9/1/2026 (a)	18,930	17,696
Series QIB, 4.50%, 3/15/2027 (a)	29,123	26,614
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (i)	28,328	27,821
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	25,000	24,087
Series QIB, 9.38%, 3/1/2028 (a)	37,000	37,125
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	4,625	4,810
		155,985
Multi-Utilities — 0.5%
Ameren Corp. 3.50%, 1/15/2031	2,321	2,160
Ameren Illinois Co.
4.95%, 6/1/2033	6,416	6,431
3.25%, 3/15/2050	3,835	2,709
5.55%, 7/1/2054	3,600	3,648
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,310	1,399
2.85%, 5/15/2051	7,514	4,692
4.60%, 5/1/2053	1,160	987
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	389	404
Series 2017, 3.88%, 6/15/2047	1,238	967
Series E, 4.65%, 12/1/2048	1,651	1,449
4.50%, 5/15/2058	785	651
Consumers Energy Co.
4.63%, 5/15/2033	4,626	4,547
4.35%, 4/15/2049	486	420
4.35%, 8/31/2064	477	390
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	763	763
7.00%, 6/15/2038	389	443
Series C, 4.90%, 8/1/2041	45	41
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	2,750	2,902
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	4,220	4,373
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	13,230	13,354
DTE Energy Co. 5.10%, 3/1/2029	2,800	2,833
Engie SA (France) 5.63%, 4/10/2034 (a)	4,285	4,376
National Grid plc (United Kingdom) 5.42%, 1/11/2034	1,800	1,825
NiSource, Inc.
5.20%, 7/1/2029	4,050	4,129
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (d)	657	671
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	1,140	1,158
Puget Sound Energy, Inc.
5.76%, 7/15/2040	874	895
2.89%, 9/15/2051	1,282	810
5.69%, 6/15/2054	14,682	14,911
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	4,854	4,267
6.00%, 6/1/2039	486	512
4.50%, 8/15/2040	242	220
Series UUU, 3.32%, 4/15/2050	4,641	3,227
5.35%, 4/1/2053	1,059	1,018
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	83

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	11,580	11,603
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	9,888	6,536
		111,721
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	1,505	1,464
Oil, Gas & Consumable Fuels — 3.5%
Aker BP ASA (Norway)
3.10%, 7/15/2031 (a)	4,400	3,876
5.13%, 10/1/2034 (a)	3,645	3,496
5.80%, 10/1/2054 (a)	2,560	2,386
AL Candelaria -spain- SA (Colombia) 7.50%, 12/15/2028 (h)	803	800
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	3,200	3,202
5.38%, 6/15/2029 (a)	4,996	4,917
Antero Resources Corp. 7.63%, 2/1/2029 (a)	5,289	5,434
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (a)	5,880	6,019
6.63%, 10/15/2032 (a)	1,135	1,146
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	5,036	5,156
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,170	3,167
7.00%, 7/15/2029 (a)	1,401	1,445
7.25%, 7/15/2032 (a)	976	1,020
BP Capital Markets America, Inc.
2.72%, 1/12/2032	20,922	18,339
4.81%, 2/13/2033	4,476	4,418
4.89%, 9/11/2033	3,466	3,423
5.23%, 11/17/2034	11,245	11,347
3.00%, 2/24/2050	5,102	3,369
2.77%, 11/10/2050	3,971	2,482
2.94%, 6/4/2051	5,194	3,339
3.00%, 3/17/2052	2,952	1,915
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (f) (g)	2,246	2,233
Buckeye Partners LP 4.13%, 12/1/2027	2,156	2,079
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
California Resources Corp. 7.13%, 2/1/2026 (a)	500	499
Cheniere Energy Partners LP
4.50%, 10/1/2029	20,222	19,847
4.00%, 3/1/2031	8,788	8,273
5.75%, 8/15/2034	29,095	29,782
Chord Energy Corp. 6.38%, 6/1/2026 (a)	6,900	6,907
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	4,151	4,320
8.63%, 11/1/2030 (a)	3,840	4,041
8.75%, 7/1/2031 (a)	6,940	7,244
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	3,700	3,685
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	7,275	7,599
6.50%, 8/15/2043 (a)	2,890	3,078
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	6,693	6,580
ConocoPhillips Co.
4.70%, 1/15/2030	19,635	19,748
5.00%, 1/15/2035	15,185	15,100
5.55%, 3/15/2054	17,910	17,697
Coterra Energy, Inc.
3.90%, 5/15/2027	2,825	2,777
5.90%, 2/15/2055	8,000	7,804
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	8,385	8,776
Diamondback Energy, Inc.
4.40%, 3/24/2051	5,083	4,094
5.75%, 4/18/2054	3,896	3,762
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,061	3,850
4.38%, 6/15/2031 (a)	2,602	2,417
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	11,180	10,958
Ecopetrol SA (Colombia) 8.38%, 1/19/2036	1,912	1,892
Enbridge, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	9,057	10,039
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,961	2,009
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP
5.25%, 7/1/2029	6,650	6,751
5.75%, 2/15/2033	1,942	1,999
5.80%, 6/15/2038	5,660	5,740
5.00%, 5/15/2050	4,854	4,233
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	16,608	16,426
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	486	517
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	10,152	10,786
EnLink Midstream Partners LP 5.60%, 4/1/2044	9,205	8,691
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	4,610	5,147
Series J, 5.75%, 3/1/2035	777	812
5.55%, 2/16/2055	13,255	13,149
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (d)	1,457	1,434
EQM Midstream Partners LP
6.50%, 7/1/2027 (a)	1,942	1,992
4.75%, 1/15/2031 (a)	4,267	4,119
Expand Energy Corp.
5.38%, 2/1/2029	2,501	2,496
6.75%, 4/15/2029 (a)	10,284	10,423
5.38%, 3/15/2030	2,938	2,920
4.75%, 2/1/2032	21,704	20,577
Exxon Mobil Corp. 3.00%, 8/16/2039	1,555	1,217
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	924	808
4.32%, 12/30/2039 (a)	1,243	979
Genesis Energy LP
8.00%, 1/15/2027	498	507
7.75%, 2/1/2028	4,831	4,886
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (a)	1,798	1,771
3.45%, 10/15/2027 (a)	1,423	1,367
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,949	1,892
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,054	2,096
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,330	3,490
Hess Corp.
4.30%, 4/1/2027	11,740	11,661
5.60%, 2/15/2041	5,900	5,975
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	1,887	1,887
5.88%, 3/1/2028 (a)	1,396	1,406
5.50%, 10/15/2030 (a)	2,015	1,990
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	9,460	9,238
Kinder Morgan, Inc.
5.05%, 2/15/2046	3,350	3,002
3.25%, 8/1/2050	5,524	3,647
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	7,264	7,431
5.88%, 6/15/2030 (a)	20,881	20,841
Matador Resources Co.
6.88%, 4/15/2028 (a)	220	225
6.50%, 4/15/2032 (a)	3,510	3,510
6.25%, 4/15/2033 (a)	2,347	2,306
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	2,879	2,843
MPLX LP
5.20%, 3/1/2047	314	282
4.95%, 3/14/2052	1,219	1,049
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	1,935	1,971
8.38%, 2/15/2032 (a)	1,935	1,966
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	3,030	2,663
NuStar Logistics LP
5.75%, 10/1/2025	2,011	2,011
5.63%, 4/28/2027	3,651	3,668
6.38%, 10/1/2030	647	661
Occidental Petroleum Corp. 6.20%, 3/15/2040	8,604	8,724
ONEOK Partners LP 6.65%, 10/1/2036	1,423	1,548
ONEOK, Inc.
4.75%, 10/15/2031	7,170	7,054
5.70%, 11/1/2054	5,000	4,815
ORLEN SA (Poland) 6.00%, 1/30/2035 (a)	4,601	4,682
Ovintiv, Inc. 6.25%, 7/15/2033	5,620	5,862
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	5,945	5,922
9.88%, 7/15/2031 (a)	1,222	1,346
7.00%, 1/15/2032 (a)	1,950	2,003
6.25%, 2/1/2033 (a)	1,655	1,663
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	2,524	2,518
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	85

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.35%, 2/12/2028	3,160	2,926
6.84%, 1/23/2030	4,300	3,945
5.95%, 1/28/2031	3,398	2,885
6.70%, 2/16/2032	2,475	2,170
10.00%, 2/7/2033	7,907	8,221
7.69%, 1/23/2050	1,505	1,137
Pioneer Natural Resources Co. 1.90%, 8/15/2030	23,833	20,756
Raizen Fuels Finance SA (Brazil)
6.45%, 3/5/2034 (a)	1,754	1,765
5.70%, 1/17/2035 (a)	6,228	5,889
Range Resources Corp. 8.25%, 1/15/2029	5,886	6,060
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,070	2,957
4.80%, 5/15/2030 (a)	2,250	2,121
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	431	431
4.50%, 5/15/2030	14,148	13,940
Shell Finance US, Inc. 4.00%, 5/10/2046	2,913	2,373
SM Energy Co.
6.75%, 9/15/2026	4,864	4,866
6.63%, 1/15/2027	1,256	1,255
6.75%, 8/1/2029 (a)	1,687	1,690
7.00%, 8/1/2032 (a)	1,446	1,447
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (a)	8,250	8,257
5.03%, 10/1/2029 (a)	4,925	4,898
Sunoco LP
6.00%, 4/15/2027	1,491	1,493
7.00%, 5/1/2029 (a)	1,222	1,266
4.50%, 5/15/2029	3,662	3,504
7.25%, 5/1/2032 (a)	3,235	3,376
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	3,607	3,606
5.50%, 1/15/2028 (a)	4,820	4,731
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	4,998	3,627
3.13%, 5/29/2050	6,549	4,469
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,910	5,824
5.28%, 9/10/2054	6,340	6,072
5.64%, 4/5/2064	14,350	14,244
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	11,000	10,486
5.85%, 3/15/2036	800	828
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	6,174	5,756
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	7,922	8,252
9.50%, 2/1/2029 (a)	10,000	11,043
7.00%, 1/15/2030 (a)	2,310	2,342
8.38%, 6/1/2031 (a)	4,854	5,058
9.88%, 2/1/2032 (a)	3,150	3,445
Vital Energy, Inc.
9.75%, 10/15/2030	1,566	1,643
7.88%, 4/15/2032 (a)	2,045	1,972
Williams Cos., Inc. (The)
4.80%, 11/15/2029	3,410	3,410
4.65%, 8/15/2032	6,850	6,638
5.80%, 11/15/2054	11,000	11,043
		805,498
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	3,514	3,510
7.25%, 2/15/2028 (a)	775	793
5.75%, 4/20/2029 (a)	11,257	11,194
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	3,950	4,182
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	3,854	3,614
United Airlines, Inc. 4.63%, 4/15/2029 (a)	4,915	4,738
		28,031
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	4,937	4,875
Haleon US Capital LLC 3.38%, 3/24/2027	2,616	2,559
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	3,168	3,168
		10,602
Pharmaceuticals — 0.6%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	1,678	1,670
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	6,343	6,327
5.75%, 8/15/2027 (a)	5,912	5,624
4.88%, 6/1/2028 (a)	2,228	1,933
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	12,910	13,159
4.13%, 6/15/2039	5,823	5,194
2.35%, 11/13/2040	3,883	2,691
3.70%, 3/15/2052	6,576	4,942
5.55%, 2/22/2054	30,105	30,234
3.90%, 3/15/2062	3,680	2,728
6.40%, 11/15/2063	640	710
5.65%, 2/22/2064	10,635	10,669
Eli Lilly & Co.
5.00%, 2/9/2054	5,750	5,503
4.95%, 2/27/2063	2,400	2,240
Merck & Co., Inc.
4.00%, 3/7/2049	2,110	1,727
2.90%, 12/10/2061	2,340	1,404
Organon & Co.
4.13%, 4/30/2028 (a)	3,906	3,715
5.13%, 4/30/2031 (a)	4,095	3,731
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (b)	4,135	—
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	5,034	4,986
5.30%, 5/19/2053	5,170	4,999
Pfizer, Inc.
4.10%, 9/15/2038	2,913	2,623
3.90%, 3/15/2039	2,874	2,511
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	5,254	3,554
Wyeth LLC 5.95%, 4/1/2037	1,068	1,140
Zoetis, Inc.
2.00%, 5/15/2030	1,942	1,705
5.60%, 11/16/2032	1,870	1,961
		127,680
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	593
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,869	2,705
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Residential REITs — continued
ERP Operating LP 2.85%, 11/1/2026	2,913	2,838
Essex Portfolio LP
2.65%, 3/15/2032	3,160	2,728
5.50%, 4/1/2034	6,395	6,513
Mid-America Apartments LP 4.20%, 6/15/2028	1,258	1,243
UDR, Inc.
2.10%, 8/1/2032	923	754
1.90%, 3/15/2033	491	387
5.13%, 9/1/2034	2,020	2,004
		19,172
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	921	908
4.30%, 10/15/2028	777	768
5.50%, 6/15/2034	1,200	1,219
Realty Income Corp.
3.25%, 1/15/2031	539	497
2.70%, 2/15/2032	4,675	4,064
1.80%, 3/15/2033	1,068	843
5.38%, 9/1/2054	2,560	2,505
Regency Centers LP 3.70%, 6/15/2030	3,743	3,552
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025 (a)	971	961
		15,317
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,463	7,475
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,900	2,007
Broadcom, Inc. 3.14%, 11/15/2035 (a)	31,220	26,027
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,242	2,161
5.95%, 6/15/2030 (a)	6,272	6,284
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	4,720	4,806
KLA Corp. 3.30%, 3/1/2050	761	542
Marvell Technology, Inc. 2.95%, 4/15/2031	2,020	1,810
QUALCOMM, Inc. 4.50%, 5/20/2052	300	259
Texas Instruments, Inc.
3.88%, 3/15/2039	1,573	1,396
4.15%, 5/15/2048	292	245
5.15%, 2/8/2054	6,605	6,393
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	87

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
5.05%, 5/18/2063	8,227	7,684
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	6,873	6,046
		73,135
Software — 0.3%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	5,562	5,496
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	2,182	2,048
Elastic NV 4.13%, 7/15/2029 (a)	4,440	4,190
Intuit, Inc. 5.20%, 9/15/2033	900	922
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	5,387	5,224
5.13%, 4/15/2029 (a)	1,000	961
Oracle Corp.
2.30%, 3/25/2028	5,772	5,408
4.30%, 7/8/2034	551	516
3.90%, 5/15/2035	1,500	1,341
3.85%, 7/15/2036	1,705	1,487
3.65%, 3/25/2041	3,350	2,653
4.13%, 5/15/2045	5,145	4,161
3.95%, 3/25/2051	1,418	1,069
RingCentral, Inc. 8.50%, 8/15/2030 (a)	4,715	4,975
Roper Technologies, Inc.
1.75%, 2/15/2031	1,165	978
4.75%, 2/15/2032	2,620	2,597
4.90%, 10/15/2034	10,280	10,109
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	3,049	3,036
6.50%, 6/1/2032 (a)	2,220	2,271
VMware LLC 4.65%, 5/15/2027	3,039	3,046
Workday, Inc. 3.70%, 4/1/2029	5,484	5,294
		67,782
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	1,403	1,339
3.10%, 6/15/2050	112	74
Extra Space Storage LP 2.20%, 10/15/2030	1,427	1,242
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	6,269	6,169
5.25%, 3/15/2028 (a)	962	949
4.88%, 9/15/2029 (a)	1,457	1,404
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialized REITs — continued
5.25%, 7/15/2030 (a)	2,515	2,428
6.25%, 1/15/2033 (a)	2,070	2,082
Public Storage Operating Co. 5.10%, 8/1/2033	4,280	4,342
SBA Communications Corp. 3.13%, 2/1/2029	5,306	4,864
		24,893
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,592	3,486
4.75%, 3/1/2030	1,199	1,140
AutoZone, Inc. 5.40%, 7/15/2034	1,920	1,954
Bath & Body Works, Inc.
7.50%, 6/15/2029	7,682	7,885
6.88%, 11/1/2035	1,753	1,817
6.75%, 7/1/2036	2,170	2,216
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (b)	354	20
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,427	4,959
Home Depot, Inc. (The)
4.95%, 6/25/2034	11,760	11,831
3.63%, 4/15/2052	2,585	1,947
3.50%, 9/15/2056	5,048	3,630
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	394	384
3.88%, 6/1/2029 (a)	3,005	2,784
4.38%, 1/15/2031 (a)	1,612	1,488
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	180	176
1.75%, 3/15/2031	1,212	1,018
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,058	4,708
PetSmart, Inc. 4.75%, 2/15/2028 (a)	9,540	9,058
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	2,952	2,779
Staples, Inc. 12.75%, 1/15/2030 (a)	5,102	3,693
		66,973
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.75%, 11/13/2047	971	784
2.65%, 2/8/2051	3,883	2,473
2.70%, 8/5/2051	11,155	7,134
2.85%, 8/5/2061	5,325	3,303
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Seagate HDD Cayman
4.09%, 6/1/2029	3,204	3,035
3.13%, 7/15/2029	2,141	1,892
4.13%, 1/15/2031	3,545	3,221
8.50%, 7/15/2031	2,456	2,641
9.63%, 12/1/2032	762	864
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	3,235	2,670
		28,017
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	2,807	2,798
Tobacco — 0.6%
Altria Group, Inc.
2.45%, 2/4/2032	3,883	3,273
5.63%, 2/6/2035	7,990	8,123
3.40%, 2/4/2041	9,538	7,102
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	1,875	1,829
2.26%, 3/25/2028	267	249
4.39%, 8/15/2037	24,553	21,762
5.65%, 3/16/2052	6,410	6,081
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	27,669	28,130
Philip Morris International, Inc.
5.38%, 2/15/2033	9,368	9,587
5.63%, 9/7/2033	13,190	13,717
5.25%, 2/13/2034	29,760	30,127
4.38%, 11/15/2041	11,926	10,472
		140,452
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	4,648	4,618
Imola Merger Corp. 4.75%, 5/15/2029 (a)	5,069	4,876
United Rentals North America, Inc.
4.88%, 1/15/2028	2,894	2,855
5.25%, 1/15/2030	4,025	3,980
4.00%, 7/15/2030	5,825	5,422
6.13%, 3/15/2034 (a)	3,965	4,010
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,092	3,145
6.38%, 3/15/2029 (a)	4,002	4,071
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued
6.63%, 3/15/2032 (a)	2,110	2,155
6.38%, 3/15/2033 (a) (j)	930	939
		36,071
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	1,262	1,259
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	602	576
5.15%, 3/1/2034	3,400	3,423
		3,999
Wireless Telecommunication Services — 0.3%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	4,493	3,636
T-Mobile USA, Inc.
2.63%, 2/15/2029	11,295	10,436
3.38%, 4/15/2029	14,785	14,000
5.05%, 7/15/2033	2,300	2,293
3.40%, 10/15/2052	8,020	5,532
5.75%, 1/15/2054	3,020	3,047
5.50%, 1/15/2055	1,890	1,832
United States Cellular Corp. 6.70%, 12/15/2033	9,614	10,387
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	5,200	5,093
		56,256
Total Corporate Bonds (Cost $6,998,801)		6,827,084
Mortgage-Backed Securities — 25.8%
FHLMC
Pool # 1G1861, ARM, 6.54%, 3/1/2036 (k)	11	11
Pool # 1J1380, ARM, 7.84%, 3/1/2036 (k)	5	5
Pool # 1J1393, ARM, 7.15%, 10/1/2036 (k)	11	12
Pool # 1Q0476, ARM, 7.35%, 10/1/2037 (k)	44	45
FHLMC Gold Pools, 15 Year Pool # J14494, 4.00%, 2/1/2026	30	29
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	8	8
Pool # G30591, 6.00%, 2/1/2028	65	67
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	89

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # D98914, 4.00%, 1/1/2032	1,064	1,054
Pool # G31099, 4.00%, 1/1/2038	5,410	5,299
FHLMC Gold Pools, 30 Year
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # G00747, 8.00%, 8/1/2027	5	5
Pool # D86005, 7.00%, 2/1/2028	1	1
Pool # G02210, 7.00%, 12/1/2028	9	10
Pool # C21930, 6.00%, 2/1/2029	3	4
Pool # C00785, 6.50%, 6/1/2029	4	4
Pool # A27201, 6.50%, 3/1/2032	19	19
Pool # A13067, 4.00%, 9/1/2033	14	14
Pool # G60154, 5.00%, 2/1/2034	4,416	4,442
Pool # G60214, 5.00%, 7/1/2035	4,450	4,502
Pool # C02641, 7.00%, 10/1/2036	13	13
Pool # C02660, 6.50%, 11/1/2036	24	25
Pool # G06172, 5.50%, 12/1/2038	557	570
Pool # G06576, 5.00%, 9/1/2040	2,561	2,597
Pool # A96733, 4.50%, 2/1/2041	4,521	4,496
Pool # G06493, 4.50%, 5/1/2041	211	210
Pool # G61864, 5.50%, 6/1/2041	2,082	2,139
Pool # Q05956, 4.50%, 2/1/2042	725	716
Pool # Q11285, 3.50%, 9/1/2042	1,845	1,732
Pool # Q12174, 3.50%, 10/1/2042	1,953	1,834
Pool # G07239, 3.00%, 12/1/2042	2,089	1,902
Pool # Q13796, 3.50%, 12/1/2042	3,048	2,861
Pool # Q15767, 3.00%, 2/1/2043	1,738	1,594
Pool # Q33869, 4.00%, 6/1/2045	1,734	1,638
Pool # G61462, 4.00%, 7/1/2045	7,892	7,639
Pool # Q37784, 3.50%, 12/1/2045	1,660	1,538
Pool # Q39092, 4.00%, 2/1/2046	1,985	1,898
Pool # Q39412, 3.50%, 3/1/2046	655	604
Pool # Q40797, 3.50%, 5/1/2046	2,863	2,644
Pool # Q40922, 3.50%, 6/1/2046	962	889
Pool # Q41602, 3.50%, 7/1/2046	358	332
Pool # Q42079, 3.50%, 7/1/2046	342	316
Pool # Q42657, 3.50%, 8/1/2046	4,223	3,900
Pool # Q42656, 4.00%, 8/1/2046	430	410
Pool # Q43241, 3.50%, 9/1/2046	3,767	3,474
Pool # Q43237, 4.00%, 9/1/2046	834	796
Pool # G61565, 4.50%, 4/1/2048	11,376	11,182
Pool # Z40179, 4.00%, 7/1/2048	4,646	4,435
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	—	—
Pool # B90491, 7.50%, 1/1/2032	49	50
Pool # U89009, 3.50%, 9/1/2032	207	201
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # WN1179, 3.85%, 9/1/2032	16,891	16,107
Pool # U80074, 3.50%, 10/1/2032	672	653
Pool # WA3237, 3.55%, 11/1/2032	14,432	13,553
Pool # WN1167, 4.17%, 10/1/2034	19,415	18,859
Pool # G20028, 7.50%, 12/1/2036	60	61
Pool # U90690, 3.50%, 6/1/2042	776	725
Pool # U90975, 4.00%, 6/1/2042	190	183
Pool # U90230, 4.50%, 9/1/2042	795	779
Pool # U90281, 4.00%, 10/1/2042	473	456
Pool # U92021, 5.00%, 9/1/2043	786	785
Pool # U99076, 4.50%, 12/1/2043	1,924	1,901
Pool # U99084, 4.50%, 2/1/2044	1,502	1,485
Pool # U92996, 3.50%, 6/1/2045	180	167
Pool # U93026, 3.50%, 7/1/2045	447	417
Pool # U99134, 4.00%, 1/1/2046	2,076	1,996
Pool # U93155, 3.50%, 5/1/2046	523	486
Pool # U93158, 3.50%, 6/1/2046	302	280
Pool # U93167, 3.50%, 7/1/2046	513	471
Pool # U93172, 3.50%, 7/1/2046	567	526
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	7,070	6,707
Pool # SD8089, 2.50%, 7/1/2050	34,765	29,392
Pool # RA3605, 2.50%, 10/1/2050	63,085	53,394
Pool # QC9443, 2.50%, 10/1/2051	18,238	15,429
Pool # RA6135, 2.50%, 10/1/2051	14,786	12,507
Pool # RA6350, 3.00%, 11/1/2051	7,856	6,906
Pool # SD2968, 2.00%, 12/1/2051	13,095	10,621
Pool # RA6459, 2.50%, 12/1/2051	12,305	10,291
Pool # QD4350, 3.00%, 1/1/2052	21,259	18,687
Pool # SD8190, 3.00%, 1/1/2052	10,778	9,420
Pool # SD3952, 2.50%, 3/1/2052	22,885	19,351
Pool # RA6988, 3.00%, 3/1/2052	24,952	21,878
Pool # SD2301, 3.50%, 3/1/2052	21,141	19,324
Pool # SD7554, 2.50%, 4/1/2052	16,004	13,606
Pool # RA7192, 3.50%, 4/1/2052	21,636	19,663
Pool # SD3015, 3.00%, 5/1/2052	32,669	28,530
Pool # RA7468, 4.00%, 6/1/2052	50,036	47,002
Pool # SD1293, 4.50%, 7/1/2052	20,098	19,420
Pool # SD1303, 4.50%, 7/1/2052	10,840	10,477
Pool # QE8091, 4.00%, 8/1/2052	28,387	26,670
Pool # SD1794, 4.50%, 8/1/2052	16,494	15,943
Pool # QF3378, 5.00%, 11/1/2052	12,214	12,135
Pool # QF3433, 5.00%, 11/1/2052	16,061	15,973
Pool # QF5369, 5.00%, 12/1/2052	16,377	16,287
Pool # RA8766, 5.00%, 3/1/2053	34,803	34,358
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # RJ1781, 6.00%, 6/1/2054	10,823	11,091
Pool # RJ2912, 5.50%, 11/1/2054	31,794	32,033
Pool # RJ2914, 5.50%, 11/1/2054	54,517	54,864
FNMA
Pool # 766610, ARM, 6.45%, 1/1/2034 (k)	9	9
Pool # 823660, ARM, 7.10%, 5/1/2035 (k)	37	38
Pool # 910181, ARM, 6.50%, 3/1/2037 (k)	10	10
Pool # 888304, ARM, 5.81%, 4/1/2037 (k)	1	1
Pool # 888750, ARM, 6.77%, 4/1/2037 (k)	14	14
Pool # 948208, ARM, 6.11%, 7/1/2037 (k)	8	8
FNMA UMBS, 15 Year
Pool # 890231, 5.00%, 7/1/2025	3	3
Pool # CA4723, 3.50%, 11/1/2034	3,698	3,581
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	58	57
Pool # BM3254, 4.00%, 1/1/2038	4,284	4,188
Pool # BM3566, 4.00%, 2/1/2038	4,584	4,497
Pool # CA1234, 4.00%, 2/1/2038	1,671	1,629
Pool # CA1238, 4.00%, 2/1/2038	1,724	1,683
Pool # FS0795, 3.00%, 1/1/2042	10,654	9,684
FNMA UMBS, 30 Year
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—
Pool # 420165, 6.50%, 4/1/2028	11	11
Pool # 455598, 5.50%, 12/1/2028	2	2
Pool # 252570, 6.50%, 7/1/2029	5	5
Pool # 517679, 6.50%, 7/1/2029	18	19
Pool # 323866, 6.50%, 8/1/2029	4	4
Pool # 995656, 7.00%, 6/1/2033	52	54
Pool # AL6168, 5.00%, 9/1/2033	2,274	2,274
Pool # 725229, 6.00%, 3/1/2034	368	379
Pool # AA0918, 5.50%, 9/1/2034	70	71
Pool # 735503, 6.00%, 4/1/2035	37	39
Pool # 745948, 6.50%, 10/1/2036	6	6
Pool # AL0379, 8.00%, 12/1/2036	302	315
Pool # 995149, 6.50%, 10/1/2038	19	19
Pool # 995504, 7.50%, 11/1/2038	27	28
Pool # AC3237, 5.00%, 10/1/2039	244	247
Pool # AC4467, 4.50%, 12/1/2039	437	435
Pool # AE1526, 4.50%, 9/1/2040	705	700
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AE3095, 4.50%, 9/1/2040	443	440
Pool # AE0681, 4.50%, 12/1/2040	1,980	1,967
Pool # AL0038, 5.00%, 2/1/2041	1,891	1,915
Pool # AX5292, 5.00%, 1/1/2042	8,337	8,444
Pool # BM1065, 5.50%, 2/1/2042	3,188	3,270
Pool # AL2059, 4.00%, 6/1/2042	6,550	6,340
Pool # AB7575, 3.00%, 1/1/2043	1,553	1,404
Pool # AR6380, 3.00%, 2/1/2043	2,097	1,915
Pool # 890564, 3.00%, 6/1/2043	2,671	2,415
Pool # AT5907, 4.00%, 6/1/2043	3,781	3,653
Pool # AS0214, 3.50%, 8/1/2043	4,338	4,067
Pool # AL6848, 5.00%, 6/1/2044	751	761
Pool # BA2343, 4.00%, 9/1/2045	1,944	1,853
Pool # BE5080, 3.50%, 4/1/2046	4,767	4,405
Pool # BA1210, 3.50%, 5/1/2046	545	502
Pool # BA7485, 3.50%, 6/1/2046	513	473
Pool # BC2969, 3.50%, 6/1/2046	409	376
Pool # BD1371, 3.50%, 6/1/2046	170	156
Pool # BA7492, 4.00%, 6/1/2046	580	553
Pool # BC9368, 4.00%, 6/1/2046	2,339	2,222
Pool # BD1372, 4.00%, 6/1/2046	773	736
Pool # BD2956, 3.50%, 7/1/2046	4,128	3,802
Pool # BD5456, 3.50%, 8/1/2046	1,414	1,303
Pool # BM1169, 4.00%, 9/1/2046	7,013	6,761
Pool # BE0280, 3.50%, 10/1/2046	1,408	1,300
Pool # AS8335, 4.50%, 11/1/2046	3,665	3,605
Pool # FS0976, 2.50%, 3/1/2047	5,725	4,855
Pool # BM1906, 4.00%, 5/1/2047	4,347	4,169
Pool # AS9811, 5.00%, 6/1/2047	1,244	1,249
Pool # BH7565, 4.00%, 8/1/2047	8,495	8,095
Pool # BM3500, 4.00%, 9/1/2047	3,357	3,257
Pool # CA0346, 4.50%, 9/1/2047	4,765	4,679
Pool # BH6687, 4.00%, 11/1/2047	970	925
Pool # BM3044, 4.00%, 11/1/2047	2,984	2,844
Pool # BE8347, 4.00%, 12/1/2047	505	481
Pool # BJ5254, 4.00%, 12/1/2047	2,940	2,802
Pool # BM3499, 4.00%, 12/1/2047	29,864	28,458
Pool # BH6689, 4.00%, 1/1/2048	785	748
Pool # BJ7311, 4.00%, 1/1/2048	13,669	13,029
Pool # BJ8238, 4.00%, 1/1/2048	4,737	4,515
Pool # BJ8265, 4.00%, 1/1/2048	2,466	2,348
Pool # BK1008, 4.00%, 1/1/2048	940	896
Pool # BJ4617, 4.00%, 2/1/2048	2,894	2,761
Pool # BJ5772, 4.00%, 2/1/2048	3,247	3,073
Pool # BK1581, 4.00%, 2/1/2048	508	484
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	91

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FM0035, 3.50%, 3/1/2048	5,258	4,850
Pool # BJ5803, 4.00%, 3/1/2048	2,283	2,161
Pool # BK1963, 4.00%, 3/1/2048	2,123	2,024
Pool # BM3665, 4.00%, 3/1/2048	12,187	11,616
Pool # BJ5789, 4.50%, 3/1/2048	872	847
Pool # BE2789, 4.00%, 4/1/2048	823	779
Pool # CA1710, 4.50%, 5/1/2048	2,403	2,353
Pool # BK5943, 5.00%, 6/1/2048	598	605
Pool # BK4130, 4.50%, 7/1/2048	62	61
Pool # BK6562, 4.50%, 7/1/2048	1,151	1,122
Pool # BK6589, 4.50%, 7/1/2048	1,159	1,129
Pool # BN0133, 4.00%, 8/1/2048	1,424	1,357
Pool # BK9292, 5.00%, 8/1/2048	2,266	2,293
Pool # CA4662, 3.50%, 9/1/2048	4,960	4,522
Pool # BN1312, 4.00%, 9/1/2048	5,972	5,682
Pool # 890863, 5.00%, 9/1/2048	11,797	12,202
Pool # BN0234, 5.00%, 9/1/2048	1,180	1,193
Pool # MA3496, 4.50%, 10/1/2048	1,527	1,495
Pool # BN0861, 5.00%, 10/1/2048	935	933
Pool # BK9556, 4.00%, 12/1/2048	2,388	2,268
Pool # BK1176, 5.00%, 1/1/2049	1,318	1,319
Pool # BK8748, 4.50%, 5/1/2049	4,237	4,124
Pool # BO2428, 3.50%, 7/1/2049	2,884	2,644
Pool # BO0592, 4.00%, 7/1/2049	534	507
Pool # CA5702, 2.50%, 5/1/2050	21,801	18,473
Pool # BP6439, 2.50%, 7/1/2050	39,507	33,105
Pool # CA6361, 2.50%, 7/1/2050	20,865	17,750
Pool # CA6708, 2.50%, 8/1/2050	12,696	10,822
Pool # CA6989, 2.50%, 9/1/2050	24,821	21,087
Pool # FM5179, 2.00%, 12/1/2050	22,545	18,319
Pool # FM5173, 2.50%, 12/1/2050	22,586	19,187
Pool # CA8862, 2.50%, 1/1/2051	21,303	18,112
Pool # FM5778, 2.50%, 2/1/2051	23,649	20,101
Pool # BR6358, 2.00%, 3/1/2051	8,549	6,911
Pool # BR4928, 2.00%, 4/1/2051	79,190	63,822
Pool # CB0189, 3.00%, 4/1/2051	5,441	4,783
Pool # CB0458, 2.50%, 5/1/2051	30,245	25,485
Pool # CB0674, 2.50%, 5/1/2051	20,581	17,403
Pool # FM7957, 2.50%, 7/1/2051	11,314	9,584
Pool # FS3615, 2.50%, 7/1/2051	8,374	7,089
Pool # FM8336, 2.50%, 8/1/2051	18,298	15,523
Pool # CB1411, 3.00%, 8/1/2051	23,003	20,220
Pool # CB1789, 2.50%, 10/1/2051	32,653	27,455
Pool # CB1901, 2.50%, 10/1/2051	18,559	15,825
Pool # FM9195, 2.50%, 10/1/2051	10,423	8,768
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # FM9198, 2.50%, 11/1/2051	11,389	9,628
Pool # CB2376, 2.50%, 12/1/2051	17,612	14,874
Pool # CB2410, 2.50%, 12/1/2051	8,367	7,077
Pool # CB2411, 2.50%, 12/1/2051	15,265	12,908
Pool # FS4108, 4.00%, 12/1/2051	8,421	7,924
Pool # CB2637, 2.50%, 1/1/2052	25,557	21,466
Pool # FS0196, 2.50%, 1/1/2052	28,418	23,767
Pool # FS8807, 3.00%, 1/1/2052	19,382	17,113
Pool # FS7409, 2.00%, 2/1/2052	42,639	34,782
Pool # BU1322, 2.50%, 2/1/2052	11,747	9,867
Pool # BV2784, 2.50%, 2/1/2052	8,701	7,301
Pool # CB2750, 2.50%, 2/1/2052	21,760	18,326
Pool # CB2869, 2.50%, 2/1/2052	32,385	27,157
Pool # FS5670, 2.50%, 2/1/2052	12,530	10,598
Pool # FS5986, 2.50%, 2/1/2052	8,873	7,510
Pool # MA4548, 2.50%, 2/1/2052	87,544	73,460
Pool # CB3031, 2.50%, 3/1/2052	38,929	32,690
Pool # FS4533, 2.50%, 3/1/2052	7,125	6,027
Pool # FS7150, 2.50%, 3/1/2052	52,000	43,955
Pool # FS0957, 3.00%, 3/1/2052	24,334	21,215
Pool # FS1954, 3.00%, 3/1/2052	24,688	22,069
Pool # FS7410, 2.00%, 4/1/2052	50,453	40,907
Pool # BV5360, 2.50%, 4/1/2052	32,723	27,475
Pool # FS5499, 2.50%, 4/1/2052	19,987	16,906
Pool # FS1538, 3.00%, 4/1/2052	63,658	56,047
Pool # FS2707, 3.50%, 4/1/2052	17,392	15,913
Pool # CB3378, 4.00%, 4/1/2052	11,564	10,863
Pool # FS1255, 4.00%, 4/1/2052	8,315	7,929
Pool # CB3608, 3.50%, 5/1/2052	81,852	74,388
Pool # FS3577, 3.00%, 7/1/2052	24,474	21,518
Pool # FS2588, 4.50%, 8/1/2052	43,377	41,928
Pool # FS3536, 4.50%, 8/1/2052	19,338	18,676
Pool # FS3829, 4.50%, 9/1/2052	5,521	5,336
Pool # CB4624, 5.00%, 9/1/2052	21,722	21,482
Pool # CB4628, 5.00%, 9/1/2052	34,150	33,726
Pool # FS2982, 5.00%, 9/1/2052	15,899	15,711
Pool # BX0098, 5.00%, 10/1/2052	12,437	12,356
Pool # FS3457, 4.50%, 11/1/2052	24,286	23,456
Pool # BW1328, 5.00%, 11/1/2052	42,412	41,870
Pool # FS3428, 4.00%, 12/1/2052	23,159	21,808
Pool # CB5907, 5.50%, 3/1/2053	16,965	17,164
Pool # CB6314, 5.00%, 5/1/2053	15,111	14,934
Pool # BY4714, 5.00%, 6/1/2053	48,695	47,955
Pool # BY4776, 5.00%, 7/1/2053	42,215	41,569
Pool # BY7130, 6.00%, 9/1/2053	18,981	19,427
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BY9849, 6.00%, 10/1/2053	11,140	11,402
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	9,675	9,176
FNMA, Other
Pool # AM9942, 3.09%, 10/1/2025	10,678	10,566
Pool # AN0707, 3.13%, 2/1/2026	7,602	7,505
Pool # AN1222, 2.78%, 4/1/2026	6,795	6,670
Pool # AN1503, 2.62%, 5/1/2026	4,863	4,761
Pool # AN1221, 2.81%, 5/1/2026	3,883	3,809
Pool # AN1497, 2.61%, 6/1/2026	9,826	9,603
Pool # AN2689, 2.20%, 10/1/2026	5,535	5,353
Pool # AL6937, 3.79%, 12/1/2026 (k)	1,184	1,175
Pool # AN4917, 3.13%, 3/1/2027	12,428	12,141
Pool # BL3525, 2.60%, 9/1/2027	10,378	9,954
Pool # BL0497, 3.84%, 10/1/2027	4,416	4,360
Pool # AN1449, 2.97%, 4/1/2028	5,837	5,616
Pool # AN2005, 2.73%, 7/1/2028	9,419	8,940
Pool # 387807, 3.55%, 8/1/2028	10,860	10,597
Pool # AN3685, 2.69%, 12/1/2028	14,635	13,802
Pool # AN4004, 3.27%, 12/1/2028	8,105	7,809
Pool # BL1040, 3.81%, 12/1/2028	15,532	15,226
Pool # BL0907, 3.88%, 12/1/2028	282	275
Pool # AN4154, 3.17%, 1/1/2029	16,343	15,590
Pool # AN4349, 3.35%, 1/1/2029	8,076	7,808
Pool # AN4344, 3.37%, 1/1/2029	15,155	14,652
Pool # AN1872, 2.90%, 5/1/2029	3,301	3,118
Pool # BL3509, 2.66%, 8/1/2029	21,589	20,135
Pool # BL3491, 2.84%, 8/1/2029	15,435	14,485
Pool # BS6621, 3.50%, 9/1/2029	10,000	9,613
Pool # BS5424, 3.42%, 5/1/2030	12,609	12,047
Pool # 387883, 3.78%, 8/1/2030	15,778	15,264
Pool # BS5172, 2.59%, 9/1/2030	9,478	8,715
Pool # AN9293, 3.71%, 9/1/2030	24,332	23,485
Pool # BS5171, 2.51%, 10/1/2030	24,458	22,157
Pool # AN2308, 2.87%, 8/1/2031	7,412	6,826
Pool # AN2625, 2.50%, 10/1/2031	10,800	9,682
Pool # BS3695, 1.67%, 11/1/2031	24,318	20,378
Pool # BL3368, 2.84%, 11/1/2031	4,344	3,939
Pool # BZ2211, 3.90%, 11/1/2031	20,000	19,321
Pool # BM6857, 1.83%, 12/1/2031 (k)	34,774	29,561
Pool # BS4644, 1.99%, 1/1/2032	11,483	9,984
Pool # BS4654, 2.39%, 3/1/2032	7,426	6,531
Pool # BL6367, 1.82%, 4/1/2032	33,734	28,679
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BL6302, 2.07%, 5/1/2032	14,715	12,501
Pool # BS5332, 3.09%, 5/1/2032	6,067	5,560
Pool # BS5452, 3.09%, 5/1/2032	23,025	20,869
Pool # BS5500, 3.13%, 5/1/2032	11,164	10,258
Pool # BS5440, 3.26%, 5/1/2032	14,265	13,218
Pool # AO7654, 3.50%, 5/1/2032	729	704
Pool # AO5230, 3.50%, 6/1/2032	429	417
Pool # AO7057, 3.50%, 6/1/2032	361	348
Pool # AO7746, 3.50%, 6/1/2032	84	81
Pool # BS5928, 3.63%, 6/1/2032	5,740	5,376
Pool # AO8038, 3.50%, 7/1/2032	764	735
Pool # AP0645, 3.50%, 7/1/2032	973	948
Pool # AP0682, 3.50%, 7/1/2032	945	918
Pool # AP1314, 3.50%, 8/1/2032	1,113	1,079
Pool # BM6466, 1.33%, 10/1/2032 (k)	63,891	51,475
Pool # AQ1534, 3.50%, 10/1/2032	296	287
Pool # BS8959, 4.73%, 10/1/2032	17,812	17,987
Pool # BL8708, 1.40%, 11/1/2032	8,000	6,414
Pool # BM6491, 1.46%, 11/1/2032 (k)	66,162	53,894
Pool # BM6492, 1.51%, 11/1/2032 (k)	29,356	23,988
Pool # AQ1607, 3.50%, 11/1/2032	244	237
Pool # BS7320, 4.88%, 12/1/2032	7,766	7,912
Pool # 650236, 5.00%, 12/1/2032	7	7
Pool # BM6552, 1.56%, 1/1/2033 (k)	62,221	50,965
Pool # BS7496, 4.33%, 1/1/2033	24,269	23,949
Pool # BS7484, 4.56%, 1/1/2033	48,150	47,845
Pool # BS7843, 3.90%, 2/1/2033	18,570	17,734
Pool # AR7961, 3.50%, 3/1/2033	277	268
Pool # BS1636, 2.25%, 4/1/2033	42,227	36,088
Pool # BS7740, 4.11%, 4/1/2033	31,064	30,113
Pool # BS8141, 4.48%, 4/1/2033	14,803	14,750
Pool # BS8546, 4.37%, 5/1/2033	16,163	15,979
Pool # BS9007, 4.32%, 7/1/2033	16,970	16,733
Pool # BS9089, 4.51%, 7/1/2033	14,561	14,510
Pool # BL3453, 3.16%, 8/1/2033	14,260	12,826
Pool # BS9146, 4.35%, 8/1/2033	31,048	30,626
Pool # BS9305, 4.39%, 8/1/2033	11,534	11,422
Pool # BS3020, 1.96%, 9/1/2033	8,251	6,718
Pool # BS9471, 4.45%, 10/1/2033	10,000	9,931
Pool # BS9182, 4.52%, 10/1/2033	13,955	13,928
Pool # BS4824, 2.50%, 2/1/2034	24,628	20,940
Pool # BZ0430, 4.32%, 2/1/2034	23,000	22,602
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	93

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ0420, 4.60%, 2/1/2034	50,000	50,180
Pool # BZ0401, 4.52%, 3/1/2034	10,500	10,474
Pool # BS5184, 2.67%, 4/1/2034	19,415	16,793
Pool # BS5271, 2.98%, 4/1/2034	1,426	1,279
Pool # BS6427, 3.75%, 9/1/2034	12,918	12,108
Pool # 886320, 6.50%, 7/1/2036	13	13
Pool # BS2829, 2.14%, 8/1/2036	11,946	9,577
Pool # AO6757, 4.00%, 6/1/2042	1,213	1,177
Pool # MA1125, 4.00%, 7/1/2042	811	781
Pool # MA1213, 3.50%, 10/1/2042	3,790	3,530
Pool # MA1283, 3.50%, 12/1/2042	588	548
Pool # MA1328, 3.50%, 1/1/2043	2,020	1,881
Pool # MA1404, 3.50%, 4/1/2043	1,069	996
Pool # MA1462, 3.50%, 6/1/2043	550	515
Pool # MA1463, 3.50%, 6/1/2043	1,532	1,427
Pool # MA1510, 4.00%, 7/1/2043	1,179	1,132
Pool # MA1546, 3.50%, 8/1/2043	2,446	2,278
Pool # AU8840, 4.50%, 11/1/2043	753	737
Pool # AV2613, 4.50%, 11/1/2043	1,563	1,531
Pool # MA1711, 4.50%, 12/1/2043	1,121	1,098
Pool # AL6167, 3.50%, 1/1/2044	8,448	7,867
Pool # MA2346, 3.50%, 6/1/2045	234	217
Pool # MA2462, 4.00%, 11/1/2045	1,966	1,888
Pool # MA2482, 4.00%, 12/1/2045	2,041	1,960
Pool # MA2519, 4.00%, 1/1/2046	2,102	2,018
Pool # BC0784, 3.50%, 4/1/2046	150	139
Pool # MA2593, 4.00%, 4/1/2046	5,006	4,807
Pool # MA2631, 4.00%, 5/1/2046	5,376	5,143
Pool # MA2658, 3.50%, 6/1/2046	1,819	1,687
Pool # MA2690, 3.50%, 7/1/2046	3,842	3,564
Pool # BF0533, 2.50%, 11/1/2050	16,781	14,369
Pool # BF0090, 3.50%, 5/1/2056	18,395	16,684
Pool # BF0131, 3.50%, 8/1/2056	25,108	22,729
Pool # BM6734, 4.00%, 8/1/2059	10,393	9,773
Pool # BF0440, 3.00%, 1/1/2060	28,879	25,123
Pool # BM7075, 3.00%, 3/1/2061	10,888	9,434
Pool # BF0584, 4.50%, 12/1/2061	7,053	6,826
Pool # BF0617, 2.50%, 3/1/2062	34,365	27,946
Pool # BF0674, 2.50%, 4/1/2062	31,476	25,596
Pool # BF0759, 2.50%, 5/1/2062	47,738	38,821
Pool # BF0673, 2.50%, 6/1/2062	17,422	14,167
Pool # BF0654, 3.00%, 6/1/2062	20,556	17,506
Pool # BF0655, 3.50%, 6/1/2062	16,257	14,490
Pool # BF0677, 4.00%, 9/1/2062	44,296	41,225
Pool # BF0694, 2.50%, 12/1/2062	26,416	22,034
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BF0700, 2.50%, 12/1/2062	21,847	17,766
Pool # BF0732, 2.50%, 6/1/2063	14,508	11,874
Pool # BF0733, 3.00%, 6/1/2063	53,949	46,126
Pool # BF0736, 4.00%, 6/1/2063	57,130	53,170
Pool # BF0770, 4.50%, 9/1/2063	20,608	19,924
Pool # BF0810, 4.50%, 4/1/2064	23,367	22,613
Pool # BF0812, 4.50%, 4/1/2064	20,499	19,818
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 3/25/2055 (j)	445,975	372,704
TBA, 3.00%, 3/25/2055 (j)	77,440	67,451
TBA, 4.50%, 3/25/2055 (j)	280,790	270,622
GNMA I, 30 Year
Pool # 780481, 7.00%, 12/15/2026	—	—
Pool # 460982, 7.00%, 11/15/2027	—	—
Pool # 460759, 6.50%, 2/15/2028	8	9
Pool # 781118, 6.50%, 10/15/2029	9	9
Pool # 783867, 6.00%, 8/15/2036	1,262	1,325
Pool # AS4934, 4.50%, 5/15/2046	461	453
Pool # AT7538, 4.00%, 7/15/2046	3,196	3,055
Pool # AT7652, 4.00%, 8/15/2046	1,930	1,845
Pool # BM1819, 5.00%, 4/15/2049	2,311	2,354
GNMA II
Pool # CK2783, ARM, 5.94%, 2/20/2072 (k)	34,992	36,340
Pool # CL4592, ARM, 5.81%, 3/20/2072 (k)	19,223	19,849
Pool # CK2802, ARM, 5.90%, 3/20/2072 (k)	18,346	19,044
Pool # CK2795, ARM, 5.92%, 3/20/2072 (k)	43,838	45,522
Pool # CM9946, ARM, 5.94%, 3/20/2072 (k)	11,491	11,940
Pool # CK2792, ARM, 5.97%, 3/20/2072 (k)	27,606	28,765
Pool # CM9934, ARM, 5.97%, 3/20/2072 (k)	13,160	13,669
Pool # CL8122, ARM, 6.01%, 3/20/2072 (k)	32,047	33,417
Pool # CK2804, ARM, 5.90%, 4/20/2072 (k)	31,878	33,086
Pool # BL8377, ARM, 5.99%, 4/20/2072 (k)	19,386	20,230
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2285, 8.00%, 9/20/2026	3	3
Pool # 2379, 8.00%, 2/20/2027	—	—
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	2	2
Pool # 2457, 7.50%, 7/20/2027	5	5
Pool # 2538, 8.00%, 1/20/2028	1	1
Pool # 2714, 6.50%, 2/20/2029	1	1
Pool # 4901, 8.00%, 9/20/2031	112	117
Pool # 5020, 7.50%, 5/20/2032	44	45
Pool # 738210, 7.00%, 6/20/2032	104	106
Pool # 738062, 6.00%, 11/20/2032	132	137
Pool # 738059, 6.00%, 10/20/2033	90	92
Pool # 738049, 6.00%, 3/20/2035	95	98
Pool # 737987, 6.00%, 4/20/2036	13	13
Pool # 737975, 6.00%, 9/20/2036	8	9
Pool # 5034, 7.00%, 8/20/2038	23	23
Pool # 4245, 6.00%, 9/20/2038	37	40
Pool # 4930, 7.00%, 10/20/2038	119	123
Pool # 4964, 7.00%, 12/20/2038	15	15
Pool # 4872, 7.00%, 1/20/2039	123	126
Pool # 5072, 6.50%, 10/20/2039	39	41
Pool # 5218, 6.50%, 10/20/2039	85	89
Pool # AS8103, 3.50%, 6/20/2046	1,166	1,080
Pool # AS8104, 3.75%, 6/20/2046	1,044	978
Pool # AS8105, 4.00%, 6/20/2046	894	846
Pool # AS8106, 3.50%, 7/20/2046	1,532	1,418
Pool # AS8107, 3.75%, 7/20/2046	2,109	1,980
Pool # AY0571, 4.50%, 11/20/2047	3,228	3,129
Pool # BB8791, 4.00%, 12/20/2047	3,068	2,893
Pool # BD6195, 4.00%, 1/20/2048	3,091	2,915
Pool # BE9507, 4.50%, 3/20/2048	1,626	1,591
Pool # BG2382, 4.50%, 3/20/2048	1,219	1,185
Pool # BA7568, 4.50%, 4/20/2048	3,994	3,890
Pool # BD0512, 5.00%, 4/20/2048	1,664	1,646
Pool # BD0532, 5.00%, 6/20/2048	2,681	2,653
Pool # BG3833, 4.50%, 7/20/2048	6,468	6,300
Pool # BD0549, 5.00%, 8/20/2048	2,323	2,275
Pool # BH9109, 4.50%, 10/20/2048	3,798	3,682
Pool # BJ7085, 5.00%, 12/20/2048	2,278	2,307
Pool # BK7188, 4.50%, 2/20/2049	2,253	2,204
Pool # BK7189, 5.00%, 2/20/2049	2,534	2,547
Pool # BN2622, 4.00%, 6/20/2049	6,363	6,100
Pool # BM9677, 4.50%, 6/20/2049	4,730	4,658
Pool # BM9683, 5.00%, 6/20/2049	3,926	3,959
Pool # BJ1310, 4.50%, 7/20/2049	4,275	4,259
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BO2717, 4.50%, 7/20/2049	5,182	5,210
Pool # BO3146, 4.50%, 7/20/2049	2,687	2,637
Pool # BO3147, 4.50%, 7/20/2049	2,709	2,629
Pool # BO3157, 4.50%, 7/20/2049	2,598	2,555
Pool # BO3158, 4.50%, 7/20/2049	1,673	1,643
Pool # BO3159, 4.50%, 7/20/2049	649	627
Pool # BM9690, 5.00%, 7/20/2049	863	871
Pool # BM9701, 4.50%, 8/20/2049	8,677	8,390
Pool # MA7534, 2.50%, 8/20/2051	29,051	24,906
Pool # CH2866, 3.50%, 10/20/2051	14,185	13,251
Pool # CH2907, 3.50%, 10/20/2051	9,038	8,443
Pool # CH2908, 3.50%, 10/20/2051	3,383	3,130
Pool # CH2964, 3.50%, 10/20/2051	8,173	7,675
Pool # CJ3728, 3.50%, 11/20/2051	982	909
Pool # 786362, 3.00%, 2/20/2052	10,291	9,018
Pool # CL5064, 3.50%, 3/20/2052	13,378	12,280
Pool # CM2176, 3.50%, 3/20/2052	5,060	4,737
Pool # CL5137, 4.00%, 4/20/2052	8,690	8,225
Pool # MA8200, 4.00%, 8/20/2052	24,156	22,823
Pool # 786842, 4.00%, 4/20/2053	41,133	38,351
Pool # CS4391, 5.50%, 7/20/2053	18,953	19,087
GNMA II, Single Family, 30 Year
TBA, 5.00%, 3/15/2055 (j)	260,500	257,234
TBA, 5.50%, 3/15/2055 (j)	154,000	154,379
Renew
12.50%, 12/20/2049 ‡	133,729	4,747
12.50%, 12/20/2049 ‡	160,625	3,060
12.50%, 12/20/2049 ‡	134,406	3,907
Total Mortgage-Backed Securities (Cost $5,948,323)		5,868,502
Asset-Backed Securities — 14.4%
ACC Trust
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	9,614	3,216
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	4,053	2,018
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	671	657
Accelerated LLC
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	2,805	2,500
Series 2024-1A, Class D, 7.85%, 8/22/2044 (a)	12,541	12,466
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	95

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class C, 6.18%, 12/18/2037 (a) (k)	8,737	8,498
Series 2021-FL4, Class B, 6.33%, 12/18/2037 (a) (k)	1,570	1,531
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	2,832	2,827
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	1,412	1,381
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,319	2,270
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	630	613
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	6,098	5,712
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	779	723
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	1,740	1,681
Series 2016-2, Class AA, 3.20%, 6/15/2028	611	585
Series 2016-3, Class AA, 3.00%, 10/15/2028	819	775
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	11,200	11,223
Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	11,448	11,682
American Homes 4 Rent Trust
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	1,250	1,248
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (a)	2,250	2,245
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (a)	18,085	18,128
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	15,078	12,319
Series 2020-SFR2, Class G, 4.00%, 7/17/2037 (a)	5,339	5,298
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	15,566	15,472
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	19,169	19,094
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-SFR3, Class F, 3.55%, 9/17/2037 (a)	11,823	11,681
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	22,327	21,932
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	19,415	19,109
Series 2020-SFR5, Class H, 5.00%, 11/17/2037 (a)	2,365	2,334
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 (a)	12,620	12,099
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,936	5,628
Series 2021-SFR4, Class F1, 3.16%, 12/17/2038 (a)	34,734	32,674
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	19,114	18,646
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	7,645	7,524
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	7,645	7,602
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,377	12,286
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	27,165	25,384
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	22,105	20,255
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (a) (i)	20,175	19,187
Series 2024-SFR2, Class F1, 4.15%, 11/17/2041 (a)	6,534	5,701
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	9,921	9,675
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	2,689	2,648
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	3,608	3,441
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	4,232	4,178
AREIT Trust
Series 2021-CRE5, Class C, 6.68%, 11/17/2038 (a) (k)	4,854	4,840
Series 2021-CRE5, Class D, 7.08%, 11/17/2038 (a) (k)	8,737	8,633
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	16,385	16,446
Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (a)	6,695	6,687
Bastion Funding LLC Series 2023-1A, Class B, 8.06%, 4/25/2038 ‡ (a)	8,982	8,982
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class E, 8.00%, 10/15/2029 (a)	8,000	8,208
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 6.68%, 6/25/2043 (k)	92	92
BG Beta Ltd. (Cayman Islands)
7.12%, 7/16/2054 ‡	24,255	24,613
7.12%, 7/16/2054 ‡	30,679	30,900
Bridge Trust Series 2024-SFR1, Class E2, 5.50%, 8/17/2040 (a)	5,900	5,573
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	10,000	10,210
Series 2024-2, Class D, 6.30%, 2/15/2030	6,000	6,178
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	763	727
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	430	416
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,292	1,228
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	428	399
Business Jet Securities LLC
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	9,588	9,508
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	13,974	13,976
BXG Receivables Note Trust
Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	598	594
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	19,470	19,849
Caerus Uinta ABS LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 (a)	19,256	19,847
Camden, 8.50%, 9/15/2031 ‡	19,747	19,283
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	11,649	7,946
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,513	5,162
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,526	4,194
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,698	8,375
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,698	8,923
Carvana Auto Receivables Trust
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	10,286	10,121
Series 2023-N4, Class D, 7.22%, 2/11/2030 (a)	7,860	8,240
Series 2024-N3, Class D, 5.38%, 12/10/2030 (a)	19,000	19,074
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (k)	16,503	15,079
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	2,062
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,220
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (i)	13,932	11,161
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	10	10
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (a) (i)	3,753	3,738
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (a) (i)	3,866	3,818
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,533
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.83%, 6/25/2040 (a) (k)	1,112	72
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	986	981
Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (k)	8,101	7,984
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	97

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	9,708	10,039
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	33,457	34,766
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	10,000	10,160
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	21,842	22,506
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	26,700	27,901
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	17,250	17,774
7.68%, 4/17/2034 ‡	38,893	39,266
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	42,168	43,854
Credit One Ltd., 6.47%, 2/25/2029 ‡ (a)	30,000	30,228
Crown Castle Towers LLC, 3.66%, 5/15/2025 (a)	2,723	2,715
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 5.18%, 3/25/2034 (k)	21	22
Series 2004-1, Class M2, 5.26%, 3/25/2034 (k)	5	6
Series 2004-1, Class 3A, 4.99%, 4/25/2034 (k)	288	267
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.33%, 10/25/2034 (k)	87	88
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	18,735	18,172
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,422	2,366
Series 2020-1, Class AA, 2.00%, 6/10/2028	3,840	3,596
Diamond Resorts Owner Trust Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	2,189	2,148
Diversified ABS Holdings LLC Series 2024-2A, Class B, 11.50%, 9/30/2044 ‡ (a)	5,164	5,185
Diversified ABS LLC Series 2025-1A, Class B, 10.40%, 2/28/2045 ‡ (a)	31,000	31,198
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	14,036	13,902
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (a)	20,475	20,622
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	11,480	11,659
DP Lion Holdco LLC
Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	5,255	5,389
Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	6,520	6,704
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	14,500	14,498
DT Auto Owner Trust Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,442
E3 (Cayman Islands) Series 2019-1, Class A, 3.10%, 9/20/2055 ‡ (a)	4,089	3,519
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	688	673
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	1,193	1,114
Energy Assets, 8.11%, 8/25/2044 ‡	9,286	9,388
Exeter Automobile Receivables Trust
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	9,264
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	33,140
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	33,385
Series 2023-5A, Class D, 7.13%, 2/15/2030	20,049	21,028
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	12,262
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,652
Series 2023-3A, Class E, 9.98%, 1/15/2031 (a)	10,500	11,446
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	11,565	12,477
FirstKey Homes Trust
Series 2020-SFR1, Class H, PO, 8/17/2037 ‡ (a)	7,000	6,754
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	3,699	3,655
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	21,192	20,830
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	18,930	18,600
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	31,898	29,007
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	6,469	5,859
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (a)	9,708	9,307
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	19,967	19,261
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	16,851	16,184
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	14,566	13,939
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	10,577	9,925
Series 2021-SFR3, Class F2, 3.83%, 12/17/2038 (a)	9,294	8,869
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	28,086	24,037
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	11,500	9,718
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	16,525	15,972
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	32,750	31,480
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	13,000	12,427
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (a)	23,000	21,629
Flagship Credit Auto Trust
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	6,006	6,062
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	1,500	1,062
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (k)	14,562	14,165
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (k)	7,766	7,216
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (k)	21,942	20,373
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (k)	40,000	40,094
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	9,707	9,699
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	22,424	22,110
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	12,377	12,571
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	22,327	22,711
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	1,700	1,695
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	4,514	4,510
Foursight Capital Automobile Receivables Trust Series 2021-2, Class D, 1.92%, 9/15/2027 (a)	850	849
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,272	4,060
FTF Funding II LLC, 8.00%, 8/15/2025 ‡	5,164	4,054
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	30,105	30,385
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (k)	79	80
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	20,556	20,418
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	11,317	11,429
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	13,981
Series 2023-4A, Class D, 7.18%, 8/15/2029 (a)	18,943	19,797
Series 2023-3A, Class E, 9.27%, 8/15/2030 (a)	4,900	5,313
Series 2024-4A, Class E, 7.51%, 8/15/2031 (a)	3,500	3,597
GLS Auto Select Receivables Trust Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	5,825	5,971
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (k)	3,487	3,214
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	19,542	19,433
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	22,874	23,400
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	620	570
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	468	444
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	3,986	3,626
Granite Park Equipment Leasing LLC Series 2023-1A, Class E, 7.00%, 6/20/2035 (a)	9,428	8,928
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	99

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Grene Energy Senio
11.00%, 1/25/2026 ‡	1,306	1,108
11.00%, 1/25/2026 ‡	3,170	2,663
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (a)	3,518	3,503
Harvest SBA Loan Trust Series 2021-1, Class A, 6.43%, 4/25/2048 (a) (k)	76	76
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (a)	1,738	1,536
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	1,431	1,295
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	26	26
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	1,827	1,656
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (a)	982	942
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	442	402
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	1,574	1,456
Series 2017-2A, Class A2, 4.07%, 9/20/2048 ‡ (a)	1,633	1,490
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	12,360	12,586
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 8.09%, 4/20/2037 (a) (k)	10,651	10,683
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	2,133	2,108
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	2,716	2,778
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	1,943	1,964
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	7,128	6,984
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,136	1,111
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	3,803	3,760
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	7,201	6,904
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	8,957	8,488
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	12,948	11,645
HPA Frn, 3.95%, 4/15/2026 ‡	5,646	5,584
Jonah, 7.80%, 11/10/2037 ‡ (a)	17,470	17,479
Jonah Energy ABS II LLC
Series 2025-1A, Class A2, 7.36%, 12/10/2040 ‡ (a)	38,000	38,000
Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (a)	17,500	17,500
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	11,742	11,820
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	39,000	39,281
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.66%, 9/25/2037 (a) (k)	1,552	26
Series 2012-2, Class A, IO, 0.97%, 8/25/2038 (a) (k)	1,481	26
Series 2013-2, Class A, IO, 1.83%, 3/25/2039 (a) (k)	1,300	38
Lendbuzz Securitization Trust Series 2024-1A, Class A2, 6.19%, 8/15/2029 (a)	5,589	5,652
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	2,925	2,840
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	9,627	2,626
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	4,103	4,072
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	1,683
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.21%, 12/15/2026 ‡ (a) (k)	1,134	1,122
Series 2020-VFN1, Class A2B1, 9.21%, 12/15/2026 ‡ (a) (k)	175	172
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	18,000	16,750
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	14,200	12,758
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	27,785	27,890
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	11,827	11,796
LFT CRE Ltd.
Series 2021-FL1, Class D, 6.88%, 6/15/2039 (a) (k)	13,821	13,691
Series 2021-FL1, Class E, 7.38%, 6/15/2039 (a) (k)	12,134	11,958
LL ABS Trust Series 2022-1A, Class D, 7.83%, 11/15/2029 (a)	4,890	4,924
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	3,593	3,566
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	10,038	9,895
Mariner Finance Issuance Trust
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	16,200	16,880
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	7,600	7,244
Series 2024-AA, Class E, 9.02%, 9/22/2036 (a)	10,516	10,898
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	8,500	7,809
Marlette Funding Trust Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	6,432	6,538
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	29,950	30,402
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	20	20
Series 2005-1, Class M1, 6.11%, 1/15/2040	467	467
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	526	526
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	638	639
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	262	265
MNR ABS Issuer I LLC
8.95%, 12/15/2038 ‡	6,612	6,752
12.44%, 12/15/2038 ‡	19,532	19,971
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 6.68%, 3/25/2033 (k)	59	57
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	4,305	4,258
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	5,514	5,635
Series 2023-2A, Class D, 9.33%, 11/20/2040 (a)	5,097	5,285
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	8,050	8,173
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 (a)	1,904	1,894
Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	804	799
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 4.85%, 11/25/2033 (i)	173	168
Series 2005-1, Class M1, 5.11%, 3/25/2035 (k)	11	11
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	8,975	9,040
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	3,772	3,722
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	6,241	6,028
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	3,724	3,687
Octane Receivables Trust
Series 2023-3A, Class D, 7.58%, 9/20/2029 (a)	4,640	4,874
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	2,037
Series 2024-1A, Class C, 5.82%, 5/20/2030 (a)	3,500	3,552
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	345	345
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	3,232	3,247
Series 2024-1A, Class A, 6.33%, 4/8/2031 (a)	1,969	1,973
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	3,180	3,101
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	4,774	4,706
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	4,605	4,604
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	101

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	5,340	5,444
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	35,000	34,898
Pagaya AI Technology in Housing Trust
Series 2022-1, Class G, 2.48%, 8/25/2025 (a)	11,447	11,041
Series 2022-1, Class E2, 4.25%, 8/25/2025 (a)	10,000	9,847
Series 2022-1, Class F, 4.25%, 8/25/2025 (a)	19,114	18,630
Series 2023-1, Class E1, 3.60%, 10/25/2040 (a)	26,822	24,105
Pendoor Proper, 0.00%, 2/15/2026 ‡ (a)	31,800	31,453
Post Road Equipment Finance LLC Series 2024-1A, Class E, 8.50%, 12/15/2031 (a)	3,250	3,363
Progress Residential Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	9,348	9,136
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	21,356	20,639
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	14,707	14,464
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	23,973	23,035
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	19,522	19,435
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,918	11,906
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,578	12,006
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	14,250	13,788
Series 2024-SFR4, Class E1, 3.33%, 7/17/2041 (a)	13,000	11,732
Raisa Funding I LLC, 11.71%, 6/15/2038 ‡	7,547	7,607
Rcfii Baml Frn, 12.35%, 4/25/2025 ‡ (a)	81	81
Regional Management Issuance Trust
Series 2020-1, Class D, 6.77%, 10/15/2030 (a)	1,000	1,011
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,100	2,057
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	788	733
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	347	344
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (a)	8,579	7,755
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	9,953	9,912
Retium-rcaf, 12.35%, 3/25/2025 ‡ (a)	2,621	2,611
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (i)	20,833	20,625
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (i)	34,067	33,740
River Rock SFR Frn, 9.25%, 5/15/2025 ‡ (a)	5,423	5,315
RT Fin LLC, 11.71%, 10/15/2043 ‡	11,926	12,044
Santander Drive Auto Receivables Trust
Series 2024-4, Class C, 4.95%, 4/15/2030	7,500	7,556
Series 2023-2, Class C, 5.47%, 12/16/2030	24,560	24,928
Series 2022-5, Class D, 5.67%, 12/16/2030	45,600	46,148
Series 2022-6, Class D, 5.69%, 2/18/2031	27,300	27,701
Series 2024-2, Class D, 6.28%, 8/15/2031	7,941	8,237
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	19,600	20,100
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	3,646	3,579
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	7,056	6,900
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	40,000	39,950
Series 2021-1A, Class G, 6.00%, 8/20/2032 ‡ (a)	10,116	10,097
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	10,909	10,858
Series 2022-2A, Class F1, 6.50%, 6/20/2035 (a)	5,000	4,873
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	19,500	19,325
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.83%, 1/25/2036 (i)	127	106
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	1,391	1,353
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	686	662
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	4,084	4,031
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	3,300	3,479
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	2,376	2,479
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	2,809	2,906
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	1,891	1,947
Series 2023-3A, Class D, 9.44%, 9/20/2040 (a)	2,435	2,541
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	4,014	4,023
Series 2024-1A, Class D, 8.02%, 1/20/2043 (a)	1,324	1,353
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 4.51%, 6/25/2037 (k)	666	431
Southern California Edison Co., 5.45%, 3/1/2035	9,281	9,224
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	1,592	1,596
Tricolor Auto Securitization Trust Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	5,055	5,091
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 (a)	6,796	6,688
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	325	324
Series 2016-2, Class B, 3.65%, 10/7/2025	778	768
Series 2014-1, Class A, 4.00%, 4/11/2026	1,751	1,733
Series 2014-2, Class A, 3.75%, 9/3/2026	747	738
Series 2016-1, Class AA, 3.10%, 7/7/2028	798	761
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,127	1,059
Series 2018-1, Class AA, 3.50%, 3/1/2030	8,167	7,769
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-1, Class A, 3.70%, 3/1/2030	846	803
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,072	1,032
Series 2019-1, Class A, 4.55%, 8/25/2031	1,279	1,210
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,414	1,265
Series 2024-1, Class AA, 5.45%, 2/15/2037	6,773	6,886
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	15,842	16,138
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	491
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	16,000	—
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	12,149	12,370
Veros Auto Receivables Trust Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	3,750	3,793
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (a)	25,576	26,003
vMobo, Inc., 9.46%, 7/18/2027 ‡	55,000	52,684
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (i)	4,731	4,731
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (i)	3,478	3,482
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (i)	2,046	2,048
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (a) (i)	6,575	6,580
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (i)	4,726	4,732
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	1,047	1,010
Westgate Resorts LLC
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	2,544	2,598
Series 2024-1A, Class D, 9.26%, 1/20/2038 (a)	6,218	6,314
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	18,976	19,585
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	15,900	16,686
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	103

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Ygrene Energy Fund, Inc., 11.00%, 7/25/2026 ‡	3,337	3,081
Total Asset-Backed Securities (Cost $3,292,452)		3,269,632
Commercial Mortgage-Backed Securities — 10.9%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (k)	23,414	18,380
Acrc 3.75%, 11/15/2026 ‡ (a)	32,000	30,560
Areit Frn 9.17%, 10/17/2025 ‡ (a) (k)	30,000	29,631
BAMLL Re-REMIC Trust
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 (a) (k)	7,518	6,265
Series 2025-FRR5, Class CK73, 1.03%, 2/27/2051 (a) (k)	7,519	6,427
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	8,773	6,890
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	7,496	5,636
Series 2025-FRR5, Class C736, 1.99%, 9/27/2052 (a) (k)	10,609	9,935
Series 2025-FRR5, Class D736, 1.99%, 9/27/2052 (a) (k)	10,608	9,751
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	9,707	8,992
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,126	8,813
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 1A5, 8.67%, 5/25/2052 (a) (k)	510	505
BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 (a) (k)	4,854	4,260
BX
Series 2021-MFM1, Class E, 6.68%, 1/15/2034 (a) (k)	2,208	2,192
Series 2021-MFM1, Class F, 7.43%, 1/15/2034 (a) (k)	1,359	1,347
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CK45, 0.00%, 3/31/2025 (a) (k)	12,746	12,661
Series 2021-FRR1, Class DK45, 0.00%, 3/31/2025 (a)	10,678	10,594
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,737	8,090
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	21,871	20,436
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,795	6,286
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,800	2,566
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	17,231	12,720
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	11,736	9,046
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,852	10,658
Series 2021-FRR1, Class BK58, 2.41%, 9/29/2029 (a) (k)	10,863	10,108
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.08%, 12/15/2047 (a) (k)	924	888
Commercial Mortgage Trust
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (k)	23,201	22,370
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	7,797	7,758
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,655	6,618
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.01%, 1/15/2049 (a) (k)	8,828	1
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	11,944	11,872
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	14,756	11,184
FHLMC Series 2023-MN7, Class M2, 10.05%, 9/25/2043 (a) (k)	11,110	12,136
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 8.10%, 1/25/2051 (a) (k)	29,641	30,815
Series 2021-MN3, Class M1, 6.65%, 11/25/2051 (a) (k)	3,324	3,328
Series 2021-MN3, Class M2, 8.35%, 11/25/2051 (a) (k)	3,508	3,648
Series 2022-MN4, Class M2, 10.85%, 5/25/2052 (a) (k)	6,067	6,852
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ17, Class A2, 2.98%, 11/25/2025	312	310
Series KS06, Class A2, 2.72%, 7/25/2026	9,785	9,604
Series K065, Class A2, 3.24%, 4/25/2027	6,439	6,307
Series KJ26, Class A2, 2.61%, 7/25/2027	13,342	13,060
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K070, Class A2, 3.30%, 11/25/2027 (k)	5,868	5,721
Series W5FX, Class AFX, 3.34%, 4/25/2028 (k)	9,620	9,318
Series KL05, Class X1P, IO, 0.89%, 6/25/2029 (k)	170,657	5,887
Series KS11, Class AFX2, 2.65%, 6/25/2029	48,537	45,259
Series K753, Class A2, 4.40%, 10/25/2030	23,410	23,415
Series K152, Class A2, 3.08%, 1/25/2031	8,584	8,010
Series K128, Class X3, IO, 2.78%, 4/25/2031 (k)	12,474	1,673
Series K142, Class AM, 2.40%, 3/25/2032	21,356	18,672
Series K145, Class A2, 2.58%, 5/25/2032	18,119	16,018
Series K146, Class A2, 2.92%, 6/25/2032	13,105	11,846
Series K146, Class AM, 2.92%, 7/25/2032	12,620	11,355
Series K-152, Class A2, 3.78%, 11/25/2032 (k)	34,000	32,421
Series K-160, Class A2, 4.50%, 8/25/2033 (k)	34,000	33,943
Series KX04, Class XFX, IO, 1.66%, 1/25/2034 (k)	162,109	7,387
Series K-1515, Class A2, 1.94%, 2/25/2035	34,947	27,752
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (k)	4,320	1,016
Series Q014, Class X, IO, 2.78%, 10/25/2055 (k)	20,836	3,122
FNMA ACES
Series 2015-M5, Class A1, 2.65%, 3/25/2025 (k)	622	620
Series 2015-M13, Class A2, 2.70%, 6/25/2025 (k)	1,140	1,132
Series 2016-M6, Class A2, 2.49%, 5/25/2026	5,852	5,716
Series 2016-M7, Class A2, 2.50%, 9/25/2026	5,219	5,098
Series 2017-M1, Class A2, 2.42%, 10/25/2026 (k)	7,196	6,975
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (k)	11,667	11,313
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (k)	4,475	4,378
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-M8, Class A2, 3.06%, 5/25/2027 (k)	7,245	7,066
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (k)	25,685	24,786
Series 2018-M7, Class A2, 3.03%, 3/25/2028 (k)	26,142	25,267
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (k)	7,799	7,527
Series 2018-M10, Class A2, 3.35%, 7/25/2028 (k)	19,828	19,298
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (k)	33,069	32,315
Series 2019-M1, Class A2, 3.54%, 9/25/2028 (k)	46,412	45,249
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	4,966	4,581
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (k)	34,529	1,681
Series 2017-M5, Class A2, 2.99%, 4/25/2029 (k)	16,614	15,821
Series 2019-M7, Class A2, 3.14%, 4/25/2029	15,513	14,772
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (k)	26,174	24,689
Series 2018-M3, Class A2, 3.06%, 2/25/2030 (k)	5,569	5,285
Series 2020-M50, Class A2, 1.20%, 10/25/2030	4,971	4,654
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (k)	77,274	3,611
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (k)	13,688	13,041
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (k)	32,285	32,045
Series 2023-M1S, Class A2, 4.50%, 4/25/2033 (k)	6,868	6,839
Series 2024-M2, Class A2, 3.75%, 8/25/2033	56,000	52,485
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	37,986	16,799
FREMF Mortgage Trust
Series 2018-KL3W, Class CW, 4.29%, 8/25/2025 (a) (k)	19,415	19,015
Series 2017-KL1P, Class BP, 3.37%, 10/25/2025 (a) (k)	12,894	12,446
Series 2018-KSL1, Class C, 4.00%, 11/25/2025 (a) (k)	16,536	16,337
Series 2018-KBX1, Class C, 3.62%, 1/25/2026 (a) (k)	7,281	6,923
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	105

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KHG1, Class C, 3.90%, 12/25/2027 (a) (k)	32,247	29,896
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,112	9,529
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	114,584	251
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,149	44
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	571,280	1,586
Series 2018-K82, Class D, PO, 10/25/2028 (a)	55,000	40,808
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	144,000	448
Series 2018-K84, Class D, PO, 11/25/2028 (a)	63,509	45,719
Series 2019-KBF3, Class C, 9.19%, 1/25/2029 (a) (k)	8,488	8,160
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (k)	3,500	3,180
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,274	9,893
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	822,019	2,527
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	283,331	521
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	24,000	17,594
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	32,370	109
Series 2019-KS11, Class C, 4.82%, 6/25/2029 (a) (k)	21,859	19,094
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	180,000	621
Series 2019-KS12, Class B, 7.24%, 8/25/2029 (k)	9,459	9,493
Series 2019-KC07, Class C, 3.63%, 10/25/2029 (a) (k)	27,300	22,074
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (k)	41,999	33,117
Series 2023-K752, Class D, PO, 8/25/2030 (a)	26,400	16,480
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	90,300	383
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,620	9,008
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	142,789	275
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,457	49
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	24,000	16,059
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	271,865	908
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	32,000	113
Series 2019-KW10, Class B, 3.63%, 10/25/2032 (a) (k)	8,902	8,108
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	433,978	2,178
Series 2018-K155, Class C, PO, 5/25/2033 (a)	36,871	18,464
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	49,744	298
Series 2018-K157, Class C, PO, 9/25/2033 (a)	50,000	24,356
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	51,057	24,111
Series 19K-1511, Class C, PO, 4/25/2034 (a)	30,000	13,922
Series 19K-1514, Class C, 0.00%, 10/25/2034 (a)	22,975	10,542
Series 2015-K46, Class C, 3.71%, 4/25/2048 (a) (k)	3,441	3,430
Series 2015-K48, Class B, 3.63%, 8/25/2048 (a) (k)	15,614	15,523
Series 2015-K51, Class B, 3.96%, 10/25/2048 (a) (k)	2,670	2,647
Series 2016-K55, Class B, 4.17%, 4/25/2049 (a) (k)	9,707	9,627
Series 2016-K56, Class B, 3.95%, 6/25/2049 (a) (k)	3,445	3,397
Series 2017-K68, Class D, PO, 10/25/2049 (a)	53,000	42,608
Series 2017-K69, Class D, PO, 10/25/2049 (a)	46,000	36,372
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	145,000	322
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (k)	9,147	8,928
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (k)	4,576	4,473
Series 2017-K61, Class C, 3.70%, 12/25/2049 (a) (k)	5,189	5,029
Series 2017-K63, Class B, 3.88%, 2/25/2050 (a) (k)	11,547	11,326
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-K63, Class C, 3.88%, 2/25/2050 (a) (k)	4,854	4,733
Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (k)	9,707	9,471
Series 2018-K81, Class D, PO, 9/25/2051 (a)	56,700	41,102
Series 2018-K83, Class D, PO, 11/25/2051 (a)	33,400	24,083
Series 2019-K92, Class D, PO, 5/25/2052 (a)	76,852	54,240
Series 2020-K116, Class D, PO, 9/25/2052 (a)	87,436	52,397
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	915,434	3,473
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	223,000	916
Series 2019-K98, Class B, 3.74%, 10/25/2052 (a) (k)	10,678	10,045
Series 2020-K105, Class D, PO, 3/25/2053 (a)	63,425	39,387
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	674,442	2,431
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	153,315	613
Series 2020-K113, Class D, PO, 5/25/2053 (a)	58,000	36,298
Series 2020-K115, Class D, PO, 9/25/2053 (a)	46,661	30,918
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	502,452	2,072
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	113,645	492
Series 2020-K118, Class D, PO, 10/25/2053 (a)	44,300	28,190
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	485,245	2,018
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	98,937	432
Series 2020-K739, Class D, PO, 11/25/2053 (a)	40,021	31,554
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	402,819	749
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	99,553	213
Series 2020-K122, Class D, PO, 1/25/2054 (a)	82,131	48,523
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	200,000	875
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	436,827	1,760
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	23,362	14,522
GAM Re-REMIC Trust Series 2022-FRR3, Class CK89, PO, 1/27/2052 ‡ (a)	8,540	6,006
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	30,190	29,079
HCFT (Luxembourg) 7.25%, 4/13/2025 ‡	26,750	26,421
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	15,794	15,656
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-CB11, Class X1, IO, 0.19%, 8/12/2037 ‡ (a) (k)	31	—
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.03%, 4/15/2038 (a) (k)	18,949	18,931
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	40,772	25,189
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.72%, 10/25/2049 (a) (k)	26,089	26,507
Series 2020-01, Class M10, 8.22%, 3/25/2050 (a) (k)	47,124	47,846
Series 2023-01, Class M10, 10.85%, 11/25/2053 (a) (k)	53,430	60,223
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.63%, 12/18/2051 (a) (k)	8,882	7,328
P4 SFR (United Kingdom) Series 2019-STL B, 9.25%, 10/11/2026 ‡	18,500	18,213
RFM Re-REMIC Trust Series 2022-FRR1, Class BK55, PO, 3/28/2049 (a)	10,552	9,771
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	15,550	15,776
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.22%, 2/13/2053 (a) (k)	57,381	2,596
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	34,374	29,467
Series RR Trust
Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,972
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	107

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-1, Class B, PO, 4/26/2048 (a)	18,444	18,253
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,376	7,334
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.06%, 3/15/2045 (a) (k)	6,446	5,407
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	20,227	14,548
Total Commercial Mortgage-Backed Securities (Cost $2,535,500)		2,482,709
U.S. Treasury Obligations — 9.2%
U.S. Treasury Bonds
1.13%, 5/15/2040	96,228	61,281
1.13%, 8/15/2040	109,111	68,825
4.75%, 2/15/2041	47,175	48,972
2.25%, 5/15/2041	46,603	34,774
4.38%, 5/15/2041	47,554	47,244
2.00%, 11/15/2041	45,879	32,443
3.13%, 11/15/2041	40,953	34,520
2.75%, 11/15/2042	45,060	35,318
4.00%, 11/15/2042	115,131	108,246
3.63%, 8/15/2043	11,821	10,475
3.75%, 11/15/2043	63,896	57,569
4.75%, 11/15/2043	40,219	41,427
3.38%, 5/15/2044	47,111	40,039
2.50%, 2/15/2045	66,979	48,842
3.00%, 2/15/2047	141,111	110,028
3.00%, 8/15/2048	52,999	40,757
3.38%, 11/15/2048	101,186	83,158
1.88%, 2/15/2051	30,232	17,843
2.38%, 5/15/2051	152,747	101,631
2.25%, 2/15/2052	28,956	18,607
U.S. Treasury Notes
2.00%, 8/15/2025 (l)	11,603	11,483
1.13%, 10/31/2026 (l)	165,947	158,278
0.50%, 8/31/2027	183,364	168,344
1.25%, 9/30/2028	187,558	170,582
2.38%, 3/31/2029	86,583	81,307
3.75%, 6/30/2030	43,547	42,948
4.50%, 11/15/2033	105,124	107,633
4.25%, 11/15/2034	45,559	45,737
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

U.S. Treasury STRIPS Bonds
4.51%, 5/15/2031 (m)	141,586	109,281
5.08%, 11/15/2033 (m)	30,160	20,785
5.01%, 5/15/2040 (m)	63,558	31,591
3.23%, 8/15/2040 (m)	37,081	18,175
3.15%, 8/15/2041 (m)	129,383	60,197
4.09%, 2/15/2042 (m)	10,407	4,718
3.73%, 5/15/2042 (m)	18,492	8,274
3.87%, 11/15/2042 (m)	7,625	3,317
2.42%, 11/15/2043 (m)	24,977	10,356
Total U.S. Treasury Obligations (Cost $2,358,338)		2,095,005
Collateralized Mortgage Obligations — 4.1%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (i)	9,350	9,412
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	2	2
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	10
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	188	193
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	119	97
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	449	343
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	281	163
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	114	57
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (k)	1	1
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (k)	12,500	12,743
10.14%, 3/25/2031 ‡ (k)	7,500	7,759
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	9	8
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	563	516
Series 2005-7, Class 30, PO, 11/25/2035	19	19
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 6.61%, 7/25/2034 (k)	37	36
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Bear Stearns ARM Trust Series 2003-7, Class 3A, 7.28%, 10/25/2033 (k)	9	9
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 8.83%, 3/25/2031 (k)	—	—
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (i)	8,691	8,820
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 6.68%, 6/25/2035 (k)	234	233
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	4	2
Series 2004-3, Class A25, 5.75%, 4/25/2034	54	53
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	61	61
Series 2005-22, Class 2A1, 5.16%, 11/25/2035 (k)	144	117
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 6.91%, 8/25/2034 (k)	24	24
Series 2004-HYB4, Class AA, 4.76%, 12/25/2034 (k)	17	16
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	166	54
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	194	45
CSMC Trust Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (k)	4,509	4,497
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	188	204
5.77%, 1/10/2033 (a)	247	248
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035	3	2
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HB, 3.00%, 8/25/2056 (i)	12,000	9,764
Series 2017-4, Class MT, 3.50%, 6/25/2057	8,066	7,272
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-4, Class HZ, 3.00%, 3/25/2058	12,573	8,676
Series 2019-3, Class MT, 3.50%, 10/25/2058	34,555	30,829
Series 2019-3, Class M55D, 4.00%, 10/25/2058	9,973	9,348
Series 2019-4, Class MB, 3.00%, 2/25/2059	41,683	31,558
Series 2020-1, Class MB, 2.50%, 8/25/2059	31,962	23,316
Series 2021-1, Class BXS, 17.19%, 9/25/2060 (a) (k)	10,136	7,409
Series 2021-2, Class BXS, 15.74%, 11/25/2060 (a) (k)	4,794	3,446
Series 2022-1, Class MTU, 3.25%, 11/25/2061	26,704	22,971
Series 2023-1, Class MT, 3.00%, 10/25/2062	22,682	19,005
Series 2024-2, Class MT, 3.50%, 5/25/2064	38,391	33,846
FHLMC, REMIC
Series 2989, Class TG, 5.00%, 6/15/2025	—	—
Series 3005, Class ED, 5.00%, 7/15/2025	2	2
Series 4030, Class IL, IO, 3.50%, 4/15/2027	60	1
Series 4060, Class TB, 2.50%, 6/15/2027	2,125	2,084
Series 2022, Class PE, 6.50%, 1/15/2028	2	2
Series 2036, Class PG, 6.50%, 1/15/2028	18	18
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	4	—
Series 2091, Class PG, 6.00%, 11/15/2028	56	57
Series 2116, Class ZA, 6.00%, 1/15/2029	14	14
Series 2148, Class ZA, 6.00%, 4/15/2029	4	4
Series 2995, Class FT, 4.70%, 5/15/2029 (k)	24	24
Series 2530, Class SK, IF, IO, 3.65%, 6/15/2029 (k)	78	4
Series 2201, Class C, 8.00%, 11/15/2029	8	8
Series 3648, Class CY, 4.50%, 3/15/2030	126	126
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	109

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3737, Class DG, 5.00%, 10/15/2030	5	5
Series 2293, Class ZA, 6.00%, 3/15/2031	19	20
Series 2310, Class Z, 6.00%, 4/15/2031	3	3
Series 2313, Class LA, 6.50%, 5/15/2031	1	1
Series 2325, Class JO, PO, 6/15/2031	21	19
Series 2330, Class PE, 6.50%, 6/15/2031	47	49
Series 2410, Class QB, 6.25%, 2/15/2032	110	112
Series 2534, Class SI, IF, 9.48%, 2/15/2032 (k)	14	15
Series 2427, Class GE, 6.00%, 3/15/2032	235	243
Series 2430, Class WF, 6.50%, 3/15/2032	154	161
Series 2594, Class IV, IO, 7.00%, 3/15/2032	25	2
Series 2643, Class SA, IF, 16.55%, 3/15/2032 (k)	3	4
Series 2466, Class DH, 6.50%, 6/15/2032	17	18
Series 4146, Class KI, IO, 3.00%, 12/15/2032	1,846	145
Series 2543, Class YX, 6.00%, 12/15/2032	93	97
Series 2557, Class HL, 5.30%, 1/15/2033	56	56
Series 2586, IO, 6.50%, 3/15/2033	105	9
Series 2610, Class UI, IO, 6.50%, 5/15/2033	80	12
Series 2764, Class S, IF, 2.62%, 7/15/2033 (k)	12	11
Series 2656, Class AC, 6.00%, 8/15/2033	33	34
Series 2733, Class SB, IF, 4.00%, 10/15/2033 (k)	108	105
Series 3005, Class PV, IF, 5.73%, 10/15/2033 (k)	—	—
Series 2699, Class W, 5.50%, 11/15/2033	84	86
Series 3611, PO, 7/15/2034	24	21
Series 2845, Class QH, 5.00%, 8/15/2034	65	66
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2912, Class EH, 5.50%, 1/15/2035	354	366
Series 3059, Class B, 5.00%, 2/15/2035	—	—
Series 2980, Class QB, 6.50%, 5/15/2035	13	14
Series 3031, Class BN, IF, 4.17%, 8/15/2035 (k)	167	175
Series 3117, Class EO, PO, 2/15/2036	46	40
Series 3134, PO, 3/15/2036	13	11
Series 3152, Class MO, PO, 3/15/2036	89	77
Series 3184, Class YO, PO, 3/15/2036	200	170
Series 3138, PO, 4/15/2036	17	14
Series 3187, Class Z, 5.00%, 7/15/2036	443	451
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (k)	9	9
Series 3201, Class IN, IF, IO, 1.80%, 8/15/2036 (k)	83	6
Series 3202, Class HI, IF, IO, 2.20%, 8/15/2036 (k)	314	29
Series 3855, Class AM, 6.50%, 11/15/2036	49	50
Series 3274, Class B, 6.00%, 2/15/2037	46	49
Series 3292, Class DO, PO, 3/15/2037	27	23
Series 3305, Class IW, IF, IO, 2.00%, 4/15/2037 (k)	110	5
Series 3306, Class TC, IF, 6.66%, 4/15/2037 (k)	8	8
Series 3306, Class TB, IF, 7.20%, 4/15/2037 (k)	9	9
Series 3331, PO, 6/15/2037	20	17
Series 3605, Class NC, 5.50%, 6/15/2037	249	259
Series 3383, Class OP, PO, 11/15/2037	32	27
Series 3409, Class DB, 6.00%, 1/15/2038	261	273
Series 3546, Class A, 7.00%, 2/15/2039 (k)	28	28
Series 3531, Class SM, IF, IO, 1.65%, 5/15/2039 (k)	10	1
Series 3572, Class JS, IF, IO, 2.35%, 9/15/2039 (k)	28	2
Series 3592, Class BZ, 5.00%, 10/15/2039	995	1,013
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3609, Class SA, IF, IO, 1.89%, 12/15/2039 (k)	186	11
Series 3610, Class CA, 4.50%, 12/15/2039	87	86
Series 3653, Class HJ, 5.00%, 4/15/2040	44	45
Series 3677, Class PB, 4.50%, 5/15/2040	588	587
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (k)	77	78
Series 4796, Class CZ, 4.00%, 5/15/2048	10,286	9,686
Series 4830, Class WZ, 4.00%, 9/15/2048	10,111	9,514
Series 5354, PO, 10/25/2053	4,426	3,394
FHLMC, STRIPS
Series 186, PO, 8/1/2027	21	20
Series 262, Class 35, 3.50%, 7/15/2042	1,441	1,352
Series 279, Class 35, 3.50%, 9/15/2042	371	348
Series 323, Class 300, 3.00%, 1/15/2044	1,425	1,308
Series 334, Class 300, 3.00%, 8/15/2044	1,374	1,253
Series 406, PO, 10/25/2053	15,505	12,845
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.34%, 10/25/2037 (k)	170	152
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 5.21%, 9/25/2034 (k)	27	28
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.95%, 12/25/2034 (k)	43	42
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	6	6
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	64	66
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	69	69
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	146	151
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	17	18
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	37	38
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	75	76
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	95,595	92,291
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.49%, 8/25/2041 (k)	5,535	28
Series 2002-T4, IO, 0.40%, 12/25/2041 (k)	13,329	172
Series 2002-T4, Class A2, 7.00%, 12/25/2041	160	166
Series 2002-T4, Class A4, 9.50%, 12/25/2041	269	288
Series 2002-T19, Class A1, 6.50%, 7/25/2042	234	245
Series 2002-T16, Class A2, 7.00%, 7/25/2042	282	295
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	83	86
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	84	85
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	107	109
Series 2004-T3, Class 14, IO, 0.60%, 2/25/2044 (k)	1,909	15
FNMA, REMIC
Series 1997-20, Class D, 7.00%, 3/17/2027	3	3
Series 1997-11, Class E, 7.00%, 3/18/2027	1	1
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	185	4
Series 1997-42, Class EG, 8.00%, 7/18/2027	8	8
Series 1997-63, Class ZA, 6.50%, 9/18/2027	2	2
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	1,075	28
Series 1999-47, Class JZ, 8.00%, 9/18/2029	35	35
Series 2000-8, Class Z, 7.50%, 2/20/2030	31	32
Series 2001-36, Class ST, IF, IO, 4.03%, 11/25/2030 (k)	40	3
Series 2001-14, Class Z, 6.00%, 5/25/2031	19	20
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	111

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-16, Class Z, 6.00%, 5/25/2031	22	22
Series 2001-72, Class SB, IF, IO, 3.03%, 12/25/2031 (k)	104	5
Series 2001-81, Class HE, 6.50%, 1/25/2032	184	191
Series 2002-19, Class SC, IF, 6.38%, 3/17/2032 (k)	3	3
Series 2002-56, Class PE, 6.00%, 9/25/2032	237	245
Series 2002-86, Class PG, 6.00%, 12/25/2032	166	172
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	1,877	154
Series 2003-25, Class KP, 5.00%, 4/25/2033	484	479
Series 2003-22, Class Z, 6.00%, 4/25/2033	129	133
Series 2003-47, Class PE, 5.75%, 6/25/2033	148	152
Series 2003-64, Class SX, IF, 2.64%, 7/25/2033 (k)	9	9
Series 2003-91, Class SD, IF, 5.06%, 9/25/2033 (k)	2	2
Series 2003-130, Class HZ, 6.00%, 1/25/2034	4,350	4,532
Series 2004-72, Class F, 4.97%, 9/25/2034 (k)	24	24
Series 2005-19, Class PB, 5.50%, 3/25/2035	853	875
Series 2005-42, Class PS, IF, 5.83%, 5/25/2035 (k)	1	1
Series 2005-51, Class MO, PO, 6/25/2035	16	10
Series 2005-53, Class CS, IF, IO, 2.23%, 6/25/2035 (k)	105	5
Series 2005-65, Class KO, PO, 8/25/2035	26	23
Series 2005-72, Class WS, IF, IO, 2.28%, 8/25/2035 (k)	46	3
Series 2005-90, Class ES, IF, 5.71%, 10/25/2035 (k)	15	16
Series 2005-84, Class XM, 5.75%, 10/25/2035	27	28
Series 2005-106, Class US, IF, 8.19%, 11/25/2035 (k)	10	11
Series 2006-9, Class KZ, 6.00%, 3/25/2036	102	107
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-22, Class AO, PO, 4/25/2036	51	44
Series 2006-27, Class OB, PO, 4/25/2036	431	356
Series 2006-27, Class OH, PO, 4/25/2036	12	10
Series 2006-20, Class IB, IF, IO, 2.12%, 4/25/2036 (k)	98	9
Series 2011-19, Class ZY, 6.50%, 7/25/2036	89	95
Series 2006-77, Class PC, 6.50%, 8/25/2036	52	53
Series 2006-110, PO, 11/25/2036	50	43
Series 2006-128, PO, 1/25/2037	53	45
Series 2007-10, Class Z, 6.00%, 2/25/2037	16	17
Series 2007-22, Class SC, IF, IO, 1.61%, 3/25/2037 (k)	20	—
Series 2007-54, Class IB, IF, IO, 1.94%, 6/25/2037 (k)	1,668	168
Series 2007-109, Class YI, IF, IO, 1.98%, 12/25/2037 (k)	871	86
Series 2008-91, Class SI, IF, IO, 1.53%, 3/25/2038 (k)	169	7
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (k)	333	48
Series 2008-62, Class SM, IF, IO, 1.73%, 7/25/2038 (k)	305	18
Series 2009-29, Class LA, 1.10%, 5/25/2039 (k)	168	143
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	102	16
Series 2009-112, Class ST, IF, IO, 1.78%, 1/25/2040 (k)	174	17
Series 2009-112, Class SW, IF, IO, 1.78%, 1/25/2040 (k)	115	10
Series 2010-10, Class NT, 5.00%, 2/25/2040	421	426
Series 2010-49, Class SC, IF, 3.73%, 3/25/2040 (k)	61	58
Series 2010-35, Class SB, IF, IO, 1.95%, 4/25/2040 (k)	166	10
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,178	1,118
Series 2011-126, Class KB, 4.00%, 12/25/2041	5,742	5,635
Series 2016-33, Class JA, 3.00%, 7/25/2045	6,381	6,001
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-38, Class NA, 3.00%, 1/25/2046	5,110	4,725
Series 2007-71, Class GZ, 6.00%, 7/25/2047	54	56
Series 2019-20, Class H, 3.50%, 5/25/2049	5,427	4,943
Series 2025-18, Class MA, 0.50%, 9/25/2054	95,800	77,119
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.87%, 6/25/2029 (k)	2,077	39
Series 2001-W3, Class A, 7.00%, 9/25/2041 (k)	86	86
Series 2002-W10, IO, 0.90%, 8/25/2042 (k)	1,137	40
Series 2003-W4, Class 2A, 5.19%, 10/25/2042 (k)	46	46
Series 2004-W11, Class 11, IO, 0.34%, 5/25/2044 (k)	6,485	108
FNMA, STRIPS
Series 313, Class 1, PO, 6/25/2031	185	168
Series 380, Class S36, IF, IO, 3.43%, 7/25/2037 (k)	61	8
Series 383, Class 68, IO, 6.50%, 9/25/2037	36	8
Series 383, Class 86, IO, 7.00%, 9/25/2037 (k)	23	4
Series 383, Class 69, IO, 6.50%, 10/25/2037 (k)	51	9
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	11	10
Series 2005-AR3, Class 3A4, 4.63%, 6/19/2035 (k)	19	18
GNMA
Series 2014-60, Class W, 4.05%, 2/20/2029 (k)	113	112
Series 2003-18, Class PG, 5.50%, 3/20/2033	199	198
Series 2003-52, Class SB, IF, 3.80%, 6/16/2033 (k)	23	23
Series 2003-101, Class SK, IF, IO, 2.13%, 10/17/2033 (k)	313	—
Series 2004-2, Class SA, IF, 4.32%, 1/16/2034 (k)	97	96
Series 2004-19, Class KE, 5.00%, 3/16/2034	808	805
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-86, Class SP, IF, IO, 1.67%, 9/20/2034 (k)	67	2
Series 2004-90, Class SI, IF, IO, 1.67%, 10/20/2034 (k)	151	8
Series 2010-31, Class SK, IF, IO, 1.67%, 11/20/2034 (k)	103	3
Series 2004-105, Class SN, IF, IO, 1.67%, 12/20/2034 (k)	341	9
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	24	3
Series 2006-26, Class S, IF, IO, 2.07%, 6/20/2036 (k)	268	8
Series 2006-33, Class PK, 6.00%, 7/20/2036	81	83
Series 2009-81, Class A, 5.75%, 9/20/2036	44	44
Series 2007-7, Class EI, IF, IO, 1.77%, 2/20/2037 (k)	390	21
Series 2007-9, Class CI, IF, IO, 1.77%, 3/20/2037 (k)	238	15
Series 2007-17, Class JO, PO, 4/16/2037	28	23
Series 2007-16, Class KU, IF, IO, 2.22%, 4/20/2037 (k)	252	11
Series 2007-22, Class PK, 5.50%, 4/20/2037	410	416
Series 2007-26, Class SC, IF, IO, 1.77%, 5/20/2037 (k)	82	3
Series 2007-24, Class SA, IF, IO, 2.08%, 5/20/2037 (k)	377	20
Series 2009-16, Class SJ, IF, IO, 2.37%, 5/20/2037 (k)	391	20
Series 2008-34, Class OC, PO, 6/20/2037	82	75
Series 2009-106, Class XL, IF, IO, 2.32%, 6/20/2037 (k)	122	6
Series 2009-79, Class OK, PO, 11/16/2037	59	51
Series 2007-67, Class SI, IF, IO, 2.08%, 11/20/2037 (k)	80	2
Series 2008-40, Class SA, IF, IO, 1.97%, 5/16/2038 (k)	246	16
Series 2008-40, Class PS, IF, IO, 2.07%, 5/16/2038 (k)	110	6
Series 2008-50, Class SA, IF, IO, 1.80%, 6/20/2038 (k)	576	33
Series 2008-49, Class PH, 5.25%, 6/20/2038	418	420
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	113

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-55, Class PL, 5.50%, 6/20/2038	393	397
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	161	5
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	111	3
Series 2009-72, Class SM, IF, IO, 1.82%, 8/16/2039 (k)	138	10
Series 2010-157, Class OP, PO, 12/20/2040	129	109
Series 2015-157, Class GA, 3.00%, 1/20/2045	232	219
Series 2022-83, Class GZ, 3.00%, 5/20/2052	15,682	12,530
Series 2012-H11, Class FA, 5.14%, 2/20/2062 (k)	751	753
Series 2012-H18, Class FA, 4.99%, 8/20/2062 (k)	118	118
Series 2013-H04, Class BA, 1.65%, 2/20/2063	5	5
Series 2013-H20, Class FB, 5.44%, 8/20/2063 (k)	231	233
Series 2013-H23, Class FA, 5.74%, 9/20/2063 (k)	334	337
Series 2015-H02, Class HA, 2.50%, 1/20/2065	186	180
Series 2015-H04, Class FL, 5.11%, 2/20/2065 (k)	1,974	1,972
Series 2015-H23, Class FB, 4.96%, 9/20/2065 (k)	2,482	2,487
Series 2015-H32, Class FH, 5.10%, 12/20/2065 (k)	284	285
Series 2016-H16, Class FD, 6.30%, 6/20/2066 (k)	3,379	3,398
Series 2016-H17, Class FC, 5.27%, 8/20/2066 (k)	2,295	2,296
Series 2017-H08, Class XI, IO, 1.39%, 3/20/2067 (k)	8,389	376
Series 2017-H11, Class XI, IO, 1.70%, 5/20/2067 (k)	23,517	874
Series 2017-H14, Class XI, IO, 1.54%, 6/20/2067 (k)	9,735	276
Series 2017-H14, Class AI, IO, 1.99%, 6/20/2067 (k)	11,101	620
Series 2017-H23, Class FA, 4.92%, 10/20/2067 (k)	10,698	10,687
Series 2019-H09, Class FA, 4.94%, 5/20/2069 (k)	7,360	7,352
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-H10, Class AF, 5.85%, 6/20/2071 (k)	22,405	22,989
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	572	548
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	30	30
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	32	32
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	42	44
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	19	20
Series 2005-5F, Class 8A1, 4.93%, 6/25/2035 (k)	8	7
Series 2005-5F, Class 8A3, 4.93%, 6/25/2035 (k)	4	4
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (a) (k)	3,837	3,827
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.85%, 10/25/2034 (a) (k)	18,687	19,572
Impac CMB Trust
Series 2004-10, Class 3A1, 5.13%, 3/25/2035 (k)	93	89
Series 2004-10, Class 3A2, 5.23%, 3/25/2035 (k)	61	58
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	4	3
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	16	16
Series 2006-A2, Class 5A3, 7.12%, 11/25/2033 (k)	19	18
Series 2006-A2, Class 4A1, 7.29%, 8/25/2034 (k)	49	49
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	17	18
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	185	168
Series 2007-A1, Class 5A2, 6.41%, 7/25/2035 (k)	11	11
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (i)	18,581	18,619
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (i)	16,800	16,982
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (i)	29,890	30,383
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.87%, 4/21/2034 (k)	13	12
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	162	159
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	210	211
Series 2004-7, Class 30, PO, 8/25/2034	15	10
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	10	10
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	27	23
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	8	6
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 5.30%, 7/25/2029 (k)	26	25
Series 2004-D, Class A3, 6.45%, 9/25/2029 (k)	11	11
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (i)	12,207	12,262
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.63%, 4/25/2034 (k)	90	86
Series 2004-7AR, Class 2A6, 5.79%, 9/25/2034 (k)	23	23
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (k)	59	53
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (i)	12,965	13,110
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (i)	15,200	15,122
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (i)	24,500	24,384
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	38	40
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (a) (i)	38,700	38,861
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	28	28
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (i)	3,231	3,167
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.10%, 9/25/2032 (a) (k)	12,231	12,853
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	592	507
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	82	41
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	9	8
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 5.60%, 10/25/2034 (a) (k)	34,793	34,934
Sequoia Mortgage Trust Series 2004-8, Class A2, 5.46%, 9/20/2034 (k)	115	107
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 5.85%, 10/25/2034 (k)	18	17
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 5.80%, 9/25/2033 (k)	219	212
Series 2003-37A, Class 1A, 5.82%, 12/25/2033 (k)	356	352
Series 2003-37A, Class 2A, 6.10%, 12/25/2033 (k)	29	29
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (i)	2,203	2,157
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (k)	34,148	30,476
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	29,122	24,165
Two Harbors Msr Frn, 7.55%, 5/22/2026 ‡ (a)	35,000	34,869
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	115

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	28	28
Series 1998-1, Class 2E, 7.00%, 3/15/2028	157	158
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	27	27
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (i)	22,251	22,087
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 6.24%, 8/25/2033 (k)	48	47
Series 2003-AR9, Class 1A6, 6.56%, 9/25/2033 (k)	37	37
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	104	103
Series 2004-AR3, Class A1, 5.68%, 6/25/2034 (k)	13	12
Series 2004-AR3, Class A2, 5.68%, 6/25/2034 (k)	123	114
Series 2004-AR11, Class A, 6.95%, 10/25/2034 (k)	101	99
Series 2005-AR2, Class 2A21, 5.09%, 1/25/2045 (k)	13	13
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	211	191
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	68	69
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 7.49%, 7/25/2034 (k)	25	26
Series 2004-U, Class A1, 7.27%, 10/25/2034 (k)	57	55
Total Collateralized Mortgage Obligations (Cost $974,761)		937,007
Loan Assignments — 1.4% (d) (n)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/31/2031	6,429	6,409
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.56%, 3/31/2028	7,638	7,644
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	8,870	8,839
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/28/2031	3,283	3,287
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 3/19/2029	5,148	5,143
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 2/10/2032 (o)	3,600	3,593
		20,862
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 6.08%, 12/20/2029	4,754	4,762
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/18/2030	5,136	5,053
		9,815
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028	3,505	3,500
Construction & Engineering — 0.0% ^
Zekelman Industries, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 1/24/2031	5,568	5,574
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien PIK Term Loan
(3-MONTH CME TERM SOFR + 5.25% (PIK) + 2.00% (Cash) +0.1% (CAS)), 11.68%, 6/30/2026 ‡ (c)	1,301	627
(3-MONTH CME TERM SOFR + 5.25% (PIK) + 2.00% (Cash) +0.1% (CAS)), 11.68%, 6/30/2026 ‡ (c)	1,055	834
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.90%, 6/30/2026 ‡	30	30
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Consumer Staples Distribution & Retail — continued
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/2/2029 ‡	273	273
Moran Foods LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.50%), 12.82%, 1/2/2029 ‡	239	239
		2,003
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/4/2027	4,815	4,812
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/30/2031	3,614	3,602
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 9/20/2030	6,694	6,608
Electrical Equipment — 0.1%
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.06%, 3/2/2027	9,372	9,363
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.56%, 12/2/2031	3,664	3,575
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 6.29%, 1/31/2031	6,047	6,039
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 3/27/2029	1,575	1,577
		7,616
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	2,997	2,990
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ground Transportation — continued
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	917	914
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.08%, 4/10/2031 (o)	6,687	6,658
		10,562
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 10/23/2028	2,291	2,294
Health Care Providers & Services — 0.1%
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 4/25/2031	6,906	6,908
PAREXEL International, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028	8,240	8,249
Star Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 8.33%, 9/27/2030	9,851	9,640
		24,797
Hotels, Restaurants & Leisure — 0.0% ^
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 8/9/2027	3,289	3,283
Household Durables — 0.0% ^
KDC/ONE Development Corp., Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 4.00%), 8.37%, 8/15/2028	3,516	3,527
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.67%, 8/21/2028	6,912	6,902
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.79%, 6/20/2030	5,136	5,140
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 9/27/2030	5,262	5,239
		17,281
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	117

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031	1,717	1,721
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/3/2028	3,629	3,546
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/31/2031	2,456	2,355
		7,622
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 12.50%, 1/31/2025 ‡ (b)	138	12
Topgolf Callaway Brands Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 3/18/2030	3,238	3,198
Varsity Brands LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.07%, 8/26/2031	3,995	3,992
		7,202
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 4/5/2029	3,082	3,090
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/8/2031 (o)	2,625	2,633
		5,723
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.31%, 12/9/2030	13,489	13,454
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 8.44%, 8/23/2028	1,096	1,096
CSC Holdings LLC, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 8.81%, 1/18/2028	12,911	12,668
Outfront Media Capital LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/18/2026	2,685	2,681
		29,899
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/22/2030	8,555	8,557
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 8/16/2030	4,459	4,462
		13,019
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 9.30%, 4/20/2028	7,866	8,025
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 5/17/2028	3,704	3,390
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.16%, 8/2/2027	3,570	3,565
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/18/2029	7,464	7,451
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 1/17/2031	6,885	6,899
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 1/27/2031	12,801	12,774
		27,124
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029	10,284	10,255
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/15/2029	3,588	3,578
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.79%, 11/25/2031	8,090	8,123
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/31/2031	4,384	4,320
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 7/6/2029	5,297	4,835
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2032	9,980	9,930
Icon Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/13/2031	6,575	6,556
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/10/2031	9,311	9,308
		46,650
Specialty Retail — 0.1%
Claire's Stores, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.50%), 10.89%, 12/18/2026	1,463	1,142
Park River Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.82%, 12/28/2027	1,574	1,524
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.84%, 3/3/2028	6,223	5,731
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029	5,695	5,675
		14,072
Total Loan Assignments (Cost $332,963)		329,673
Foreign Government Securities — 0.9%
Arab Republic of Egypt
7.60%, 3/1/2029 (h)	6,100	5,911
8.63%, 2/4/2030 (a)	1,613	1,603
7.63%, 5/29/2032 (h)	4,900	4,332
9.45%, 2/4/2033 (a)	1,938	1,886
7.30%, 9/30/2033 (h)	2,500	2,133
8.50%, 1/31/2047 (h)	5,800	4,604
8.70%, 3/1/2049 (h)	2,500	2,008
8.88%, 5/29/2050 (h)	3,600	2,920
Benin Government Bond 7.96%, 2/13/2038 (a)	2,340	2,200
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	4,043	3,962
6.00%, 2/22/2033 (h)	5,243	5,138
5.88%, 1/30/2060 (a)	3,545	3,125
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Federal Republic of Nigeria
6.50%, 11/28/2027 (h)	4,150	4,047
6.13%, 9/28/2028 (a)	5,380	5,029
7.14%, 2/23/2030 (h)	2,700	2,526
8.75%, 1/21/2031 (h)	3,800	3,775
7.38%, 9/28/2033 (a)	2,327	2,056
Federative Republic of Brazil
4.75%, 1/14/2050	4,100	2,895
7.13%, 5/13/2054	6,690	6,468
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (h)	3,150	3,136
7.38%, 10/10/2047 (h)	4,000	3,569
Hungary Government Bond 5.50%, 6/16/2034 (a)	1,640	1,617
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	5,450	5,900
Kingdom of Morocco 4.00%, 12/15/2050 (a)	2,100	1,446
Oriental Republic of Uruguay 5.44%, 2/14/2037	5,600	5,653
Republic of Angola 8.75%, 4/14/2032 (a)	4,086	3,646
Republic of Colombia
10.38%, 1/28/2033	360	437
7.50%, 2/2/2034	1,491	1,494
7.75%, 11/7/2036	2,090	2,075
8.75%, 11/14/2053	7,024	7,240
Republic of Costa Rica 7.30%, 11/13/2054 (a)	3,925	4,129
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (h)	5,166	4,645
8.25%, 1/30/2037 (a)	1,468	1,426
6.88%, 10/17/2040 (h)	EUR3,400	3,096
Republic of El Salvador 9.65%, 11/21/2054 (a)	10,925	11,602
Republic of Iraq 5.80%, 1/15/2028 (h)	1,425	1,398
Republic of Kenya 9.50%, 3/5/2036 (a)	7,034	6,802
Republic of Panama 7.88%, 3/1/2057	2,034	2,031
Republic of Paraguay
5.00%, 4/15/2026 (h)	434	435
3.85%, 6/28/2033 (a)	503	446
6.00%, 2/9/2036 (a)	7,140	7,243
6.10%, 8/11/2044 (h)	1,400	1,355
5.60%, 3/13/2048 (h)	4,589	4,128
5.40%, 3/30/2050 (h)	14,281	12,518
Republic of Philippines 5.90%, 2/4/2050	1,960	2,029
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	119

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Senegal 6.75%, 3/13/2048 (h)	3,800	2,536
Republic of South Africa
7.10%, 11/19/2036 (a)	7,049	6,916
7.30%, 4/20/2052	2,000	1,820
7.95%, 11/19/2054 (a)	6,371	6,178
Republic of Turkiye (The) 7.63%, 5/15/2034	10,069	10,368
State of Israel Government Bond 5.75%, 3/12/2054	5,620	5,297
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (a)	1,193	1,243
7.00%, 1/25/2051 (a)	12,400	13,311
Total Foreign Government Securities (Cost $220,456)		213,783
	SHARES (000)
Common Stocks — 0.1%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	7,629,209	8
MYT Holding LLC ‡ *	935	234
NMG Parent LLC ‡ *	9	232
		474
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	6	101
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ * (p)	1,551	3
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	4	48
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	628
iHeartMedia, Inc., Class A *	127	224
		852
Oil, Gas & Consumable Fuels — 0.1%
Expand Energy Corp.	44	4,380
Gulfport Energy Corp. *	40	6,744
		11,124
Pharmaceuticals — 0.0% ^
Endo, Inc. *	62	1,783
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (q)	2	—
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
NMG, Inc. ‡ *	2	223
Rite Aid ‡ * (b)	3	—
		223
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	70	2,469
Total Common Stocks (Cost $11,681)		17,077
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $1,987)	2,070	2,712
Convertible Preferred Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ (q) (Cost $2,505)	2	1,997
	PRINCIPAL AMOUNT ($000)
Municipal Bonds — 0.0% (r) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $855)	855	869
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	33	—
	SHARES (000)
Short-Term Investments — 7.7%
Investment Companies — 7.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.34% (s) (t) (Cost $1,752,533)	1,752,241	1,752,942
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (s) (t) (Cost $628)	628	628
Total Short-Term Investments (Cost $1,753,161)		1,753,570
Total Investments — 104.5% (Cost $24,431,783)		23,799,620
Liabilities in Excess of Other Assets — (4.5)%		(1,035,333)
NET ASSETS — 100.0%		22,764,287

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2025.
CAS	Credit Adjustment Spread
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2025 is $30,494 or 0.13% of the
Fund’s net assets as of February 28, 2025.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2025.

(h)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	121

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
(i)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	The rate shown is the effective yield as of February 28, 2025.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of February 28, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	The security or a portion of this security is on loan at February 28, 2025. The total value of securities on loan at February 28, 2025 is $1.
(q)	Fund is subject to legal or contractual restrictions on the resale of the security.
(r)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of February 28, 2025.
Futures contracts outstanding as of February 28, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	5,200	06/18/2025	USD	578,419	3,767
U.S. Treasury Long Bond	1,046	06/18/2025	USD	123,918	848
U.S. Treasury Ultra Bond	5,290	06/18/2025	USD	660,423	7,780
U.S. Treasury 2 Year Note	5,063	06/30/2025	USD	1,048,041	1,933
U.S. Treasury 5 Year Note	6,634	06/30/2025	USD	716,524	3,404
					17,732
Short Contracts
U.S. Treasury 10 Year Ultra Note	(65)	06/18/2025	USD	(7,443)	— (a)
U.S. Treasury Long Bond	(24)	06/18/2025	USD	(2,843)	(23)
U.S. Treasury 5 Year Note	(34)	06/30/2025	USD	(3,672)	(18)
					(41)
					17,691

Abbreviations
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Income Funds	February 28, 2025

Forward foreign currency exchange contracts outstanding as of February 28, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	23,403	EUR	22,522	HSBC Bank, NA	3/5/2025	39
USD	23,469	EUR	22,522	Barclays Bank plc	4/3/2025	70
Total unrealized appreciation						109
EUR	22,522	USD	23,435	Barclays Bank plc	3/5/2025	(71)
Total unrealized depreciation						(71)
Net unrealized appreciation						38

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	123

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 85.4% (a) (b)
Aerospace & Defense — 2.4%
Bleriot US Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.08%, 10/31/2030	1,172	1,171
GOAT Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 1/27/2032 (c)	925	921
Spirit AeroSystems, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.79%, 1/15/2027	777	779
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 2/28/2031	1,455	1,455
TransDigm, Inc., 1st Lien Term Loan K (3-MONTH CME TERM SOFR + 2.75%), 7.08%, 3/22/2030	1,059	1,060
Vertex Aerospace Services LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 12/6/2030	1,620	1,610
		6,996
Automobile Components — 2.0%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/31/2031	1,698	1,692
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%; 6-MONTH CME TERM SOFR + 3.00%), 7.45%, 12/13/2029	1,000	996
Clarios Global LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/14/2032 (c)	590	589
Clarios Global LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 5/6/2030	1,497	1,490
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.34%, 10/4/2028	1,275	1,201
		5,968
Beverages — 1.1%
Naked Juice LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.43%, 1/24/2029	1,456	878
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.56%, 3/31/2028	2,311	2,312
		3,190
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Broadline Retail — 0.4%
Shutterfly Finance LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.00%), 10.29%, 10/1/2027 ‡	218	218
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 1.00%), 5.33%, 10/1/2027	1,126	1,013
		1,231
Building Products — 4.0%
ACProducts Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 8.84%, 5/17/2028	656	490
AZZ, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.81%, 5/14/2029	1,511	1,519
Chariot Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 11/3/2028	1,564	1,561
EMRLD Borrower LP, 1st Lien Term Loan B
(6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	2,045	2,038
(3-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/4/2031	791	788
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.33%, 1/24/2029	984	989
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/28/2031	1,895	1,898
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 3/19/2029	1,817	1,815
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 2/10/2032 (c)	557	556
		11,654
Capital Markets — 0.5%
CPI Holdco B LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 2.00%), 6.32%, 5/19/2031	1,017	1,013
(1-MONTH CME TERM SOFR + 2.25%), 6.57%, 5/19/2031	470	468
		1,481
Chemicals — 1.9%
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.29%, 6/12/2031	1,137	1,128
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Chemicals — continued
INEOS Enterprises Holdings US Finco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.16%, 7/7/2030	1,103	1,099
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/18/2030	2,084	2,050
W.R. Grace Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 9/22/2028	1,421	1,419
		5,696
Commercial Services & Supplies — 5.4%
Acuren Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 2.75%, 7/30/2031	1,141	1,141
Allied Universal Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.17%, 5/12/2028	1,341	1,342
APi Group DE, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.06%, 1/3/2029	905	904
BIFM CA Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 5/31/2028	826	827
Conservice Midco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 5/13/2027	2,031	2,031
Enviri Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.69%, 3/10/2028	1,417	1,383
Garda World Security Corp., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 2/1/2029	1,524	1,520
Guardian US Holdco LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.83%, 1/31/2030	985	978
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028	2,064	2,062
Prime Security Services Borrower LLC, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 6.31%, 10/15/2030	2,083	2,078
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 11/19/2031	1,641	1,633
		15,899
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction & Engineering — 1.8%
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 6/23/2028	2,418	2,404
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.44%, 1/21/2028	1,888	1,899
Zekelman Industries, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 1/24/2031	993	993
		5,296
Consumer Staples Distribution & Retail — 2.3%
Moran Foods LLC, 1st Lien PIK Term Loan
(3-MONTH CME TERM SOFR + 5.25% (PIK) + 2.00% (Cash) +0.1% (CAS)), 11.68%, 6/30/2026 ‡ (d)	3,146	1,517
(3-MONTH CME TERM SOFR + 5.25% (PIK) + 2.00% (Cash) +0.1% (CAS)), 11.68%, 6/30/2026 ‡ (d)	3,845	3,040
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.90%, 6/30/2026 ‡	666	665
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/2/2029 ‡	810	810
Moran Foods LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.50%), 12.82%, 1/2/2029 ‡	708	708
		6,740
Containers & Packaging — 2.7%
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/4/2027	1,211	1,211
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.42%, 10/30/2028	1,510	1,396
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 4/15/2027	2,066	2,067
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 9/25/2028	569	568
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	125

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Containers & Packaging — continued
Ring Container Technologies Group LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 8/14/2028	1,057	1,058
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (6-MONTH CME TERM SOFR + 3.75%), 8.19%, 9/15/2028	1,565	1,564
		7,864
Diversified Consumer Services — 1.8%
Mister Car Wash Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.04%, 3/27/2031	1,075	1,078
Pre-Paid Legal Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 12/7/2028	1,679	1,679
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.75%), 7.06%, 2/12/2029	969	967
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/30/2031	1,570	1,565
		5,289
Diversified Telecommunication Services — 1.7%
Altafiber Virginia LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 11/22/2028	1,092	1,091
Altice Financing SA, 1st Lien Term Loan B (Luxembourg) (3-MONTH CME TERM SOFR + 5.00%), 9.30%, 10/29/2027	1,001	863
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 9.80%, 8/15/2028	625	559
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 9/20/2030	1,537	1,517
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.79%, 4/16/2029	534	503
Lumen Technologies, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.35%), 6.79%, 4/15/2030	546	512
		5,045
Electric Utilities — 0.5%
Constellation Renewables LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 12/15/2027	1,366	1,365
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electrical Equipment — 1.2%
BCP VI Summit Holdings LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.81%, 1/30/2032 (c)	1,675	1,685
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.06%, 3/2/2027	1,683	1,681
		3,366
Electronic Equipment, Instruments & Components — 1.8%
Coherent Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 7/2/2029 (c)	1,365	1,360
Ingram Micro, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.08%, 9/19/2031	720	724
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.56%, 12/2/2031	2,150	2,098
Mirion Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 10/20/2028	1,005	1,003
		5,185
Entertainment — 0.8%
Crown Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (1-MONTH CME TERM SOFR + 5.25%), 9.56%, 12/2/2031	1,270	1,266
Live Nation Entertainment, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.17%, 10/19/2026	919	917
		2,183
Financial Services — 2.5%
Belron Finance US LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/16/2031	712	713
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 6.29%, 1/31/2031	1,850	1,848
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 3/27/2029	758	758
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/17/2031	1,843	1,841
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Financial Services — continued
Orion Advisor Solutions, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.04%, 9/24/2030	1,413	1,421
Trans Union LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 6/24/2031	832	831
		7,412
Food Products — 0.2%
B&G Foods, Inc., 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 3.50%), 7.82%, 10/10/2029	505	502
Ground Transportation — 1.8%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	482	481
First Student Bidco, Inc., 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	1,629	1,625
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	252	251
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.08%, 4/10/2031	1,274	1,268
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 6/30/2028	1,649	1,429
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 6/30/2028	322	279
		5,333
Health Care Equipment & Supplies — 2.8%
Bausch + Lomb Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 5/10/2027	1,290	1,285
Insulet Corp., 1st Lien Term Loan A (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/1/2031	1,816	1,821
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 10/23/2028	4,009	4,013
Resonetics LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.60%, 6/18/2031	987	987
		8,106
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — 3.7%
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.06%, 8/24/2028	1,004	1,007
ICON Luxembourg SARL, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.33%, 7/3/2028	230	231
MED ParentCo LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.82%, 4/15/2031	1,329	1,332
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 10/27/2028	1,772	1,778
PAREXEL International, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028	1,764	1,766
Pra Health Sciences, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.33%, 7/3/2028	57	58
Radiology Partners, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.09%, 1/31/2029	1,121	1,098
Star Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 8.33%, 9/27/2030	1,712	1,675
Surgery Center Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 12/19/2030	1,012	1,013
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.44%, 6/28/2028	800	729
		10,687
Hotels, Restaurants & Leisure — 2.8%
Caesars Entertainment, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 2/6/2030	1,618	1,617
Caesars Entertainment, Inc., 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 2/6/2031	1,340	1,340
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 8/9/2027	1,569	1,566
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 3/14/2031	827	826
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	127

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Hotels, Restaurants & Leisure — continued
UFC Holdings LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 11/21/2031	930	930
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.81%, 8/3/2028	1,868	1,865
		8,144
Household Durables — 0.9%
KDC/ONE Development Corp., Inc., 1st Lien Term Loan B (Canada) (1-MONTH CME TERM SOFR + 4.00%), 8.37%, 8/15/2028	2,054	2,060
TGP Holdings III LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 6/29/2028 (c)	561	533
		2,593
Insurance — 3.9%
Alliant Holdings Intermediate LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 9/19/2031	1,438	1,435
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.67%, 8/21/2028	2,796	2,792
Asurion LLC, 1st Lien Term Loan B-9 (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 7/30/2027	286	285
Asurion LLC, 2nd Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 9.69%, 1/31/2028	1,235	1,206
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.79%, 6/20/2030	2,204	2,206
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.31%, 7/31/2031	1,895	1,896
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 9/27/2030	495	493
USI, Inc., 1st Lien Term Loan D (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 11/21/2029	1,016	1,012
		11,325
IT Services — 2.3%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031	1,019	1,022
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — continued
Arches Buyer, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 12/6/2027	829	814
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/3/2028 (c)	1,064	1,040
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/31/2031	670	642
Modena Buyer LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 8.81%, 7/1/2031	1,177	1,149
Nielsen Consumer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.80%, 3/6/2028	988	985
Virtusa Corp., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/15/2029	1,197	1,200
		6,852
Leisure Products — 1.5%
FGI Operating Co. LLC, 1st Lien Term Loan, 12.50%, 1/31/2025 ‡ (e)	3,768	317
Recess Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 2/21/2030	834	838
Topgolf Callaway Brands Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 3/18/2030	1,101	1,087
Varsity Brands LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.07%, 8/26/2031	2,165	2,164
		4,406
Machinery — 3.3%
Crosby US Acquisition Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.82%, 8/16/2029	837	839
Gates Global LLC, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/16/2029	244	243
Madison Safety & Flow LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 9/26/2031	1,706	1,707
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 4/5/2029	1,639	1,644
Star US Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.06%, 3/17/2027	2,214	2,218
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Machinery — continued
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/8/2031 (c)	1,600	1,605
TK Elevator Midco GmbH, 1st Lien Term Loan C (Germany) (6-MONTH CME TERM SOFR + 3.50%), 7.74%, 4/30/2030	1,495	1,496
		9,752
Media — 2.9%
Charter Communications Operating LLC, 1st Lien Term Loan B-5 (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 12/15/2031	1,500	1,497
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 8.44%, 8/23/2028	1,777	1,775
CSC Holdings LLC, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 8.81%, 1/18/2028	1,374	1,349
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.55%, 8/2/2027	98	98
EW Scripps Co. (The), 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.00%), 7.43%, 1/7/2028	882	786
Gray Media, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 7.42%, 12/1/2028	917	826
iHeartCommunications, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.78%), 10.39%, 5/1/2029	2,584	2,201
		8,532
Metals & Mining — 0.3%
Novelis, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 6.29%, 2/20/2032 (c)	815	817
Oil, Gas & Consumable Fuels — 3.2%
Buckeye Partners LP, 1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/2/2026	243	243
CPPIB OVM Member US LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.75%), 7.08%, 8/20/2031 (c)	1,909	1,916
EPIC Crude Services LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 10/15/2031	1,063	1,066
NGL Energy Operating LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 2/3/2031	1,459	1,455
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.56%, 8/16/2030	1,499	1,501
Prairie Acquiror LP, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 8/1/2029	1,657	1,671
WhiteWater Whistler Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 1.75%), 6.13%, 2/15/2030	1,648	1,638
		9,490
Passenger Airlines — 1.4%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 9.30%, 4/20/2028	2,209	2,253
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.50%), 9.85%, 8/13/2029	1,925	1,928
		4,181
Personal Care Products — 0.4%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 5/17/2028	1,298	1,188
Pharmaceuticals — 1.0%
Bausch Health Cos., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 9.67%, 2/1/2027	1,042	1,035
Endo Finance Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 8.32%, 4/23/2031	1,247	1,247
Jazz Financing Lux SARL, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 5/5/2028	692	693
		2,975
Professional Services — 4.5%
Creative Artists Agency LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 10/1/2031	1,358	1,359
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/18/2029	1,415	1,412
Ensemble RCM LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.29%, 8/1/2029	1,056	1,059
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	129

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Professional Services — continued
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/31/2031	1,555	1,558
Grant Thornton Advisors LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.06%, 6/2/2031	1,651	1,647
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 1/17/2031	1,731	1,734
VT Topco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.33%, 8/9/2030	1,985	1,987
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 1/27/2031	2,524	2,519
		13,275
Semiconductors & Semiconductor Equipment — 0.9%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029	1,660	1,655
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 9.75%, 2/1/2030	896	857
		2,512
Software — 8.7%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/15/2029 (c)	2,218	2,211
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.79%, 11/25/2031	1,532	1,538
Boxer Parent Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 7.29%, 7/30/2031	2,055	2,050
Camelot US Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/31/2031	815	803
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 7/6/2029	2,045	1,866
Cloud Software Group, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.08%, 3/21/2031	874	876
DCert Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.32%, 10/16/2026	555	538
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — continued
DCert Buyer, Inc., 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 7.00%), 11.32%, 2/16/2029	620	498
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2032	3,911	3,892
Icon Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/13/2031	1,800	1,795
Icon Parent, Inc., 2nd Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 9.32%, 11/12/2032	320	324
Project Boost Purchaser LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 7/16/2031	1,611	1,610
Proofpoint, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.36%, 8/31/2028	1,576	1,579
RealPage, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.59%, 4/24/2028	957	950
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 11/28/2028	898	900
Skopima Consilio Parent LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.87%, 5/12/2028	1,889	1,877
Thoughtworks, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.18%, 3/24/2028	418	408
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/10/2031	1,840	1,839
		25,554
Specialty Retail — 3.8%
Claire's Stores, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.50%), 10.89%, 12/18/2026	1,208	943
Leslie's Poolmart, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.30%, 3/9/2028	2,005	1,716
Park River Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.82%, 12/28/2027	1,656	1,604
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.84%, 3/3/2028	956	880
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Specialty Retail — continued
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.17%, 2/11/2028	2,167	2,155
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 11.94%, 6/29/2028	635	590
Staples, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.75%), 10.04%, 8/23/2029	1,951	1,832
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029 (c)	1,504	1,498
		11,218
Textiles, Apparel & Luxury Goods — 0.3%
WH Borrower LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 9.07%, 2/20/2032	835	835
Total Loan Assignments (Cost $258,278)		250,137
Corporate Bonds — 7.2%
Aerospace & Defense — 0.2%
TransDigm, Inc. 6.38%, 3/1/2029 (f)	500	507
Automobile Components — 0.3%
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	1,000	996
Chemicals — 0.8%
Chemours Co. (The) 5.75%, 11/15/2028 (f)	1,250	1,186
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (f)	250	265
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,000	941
		2,392
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC 4.13%, 8/17/2027	1,000	966
Diversified Telecommunication Services — 1.2%
CCO Holdings LLC 4.50%, 8/15/2030 (f)	3,750	3,431
Ground Transportation — 0.4%
Avis Budget Car Rental LLC 4.75%, 4/1/2028 (f)	1,250	1,176
Health Care Providers & Services — 0.3%
Tenet Healthcare Corp. 4.63%, 6/15/2028	1,000	966
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — 0.4%
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (f)	1,100	1,071
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (f)	665	653
IT Services — 0.3%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (f)	850	840
Media — 0.8%
DISH DBS Corp. 5.25%, 12/1/2026 (f)	750	705
Sirius XM Radio LLC 4.00%, 7/15/2028 (f)	1,600	1,503
		2,208
Oil, Gas & Consumable Fuels — 2.0%
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (f)	750	768
Civitas Resources, Inc. 8.38%, 7/1/2028 (f)	1,250	1,301
Harvest Midstream I LP 7.50%, 9/1/2028 (f)	550	561
Hess Midstream Operations LP
5.63%, 2/15/2026 (f)	750	750
5.88%, 3/1/2028 (f)	103	104
Kinetik Holdings LP 6.63%, 12/15/2028 (f)	1,000	1,023
NuStar Logistics LP 5.63%, 4/28/2027	1,500	1,507
		6,014
Total Corporate Bonds (Cost $20,966)		21,220
	SHARES (000)
Exchange-Traded Funds — 3.1%
Fixed Income — 3.1%
Invesco Senior Loan ETF (Cost $9,084)	431	9,034
Convertible Preferred Stocks — 1.2%
Specialty Retail — 1.2%
Claire's Stores, Inc. ‡ (g) (Cost $4,417)	3	3,522
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	131

JPMorgan Floating Rate Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 0.6%
Broadline Retail — 0.2%
Moran Foods Backstop Equity ‡ *	22,629,369	22
NMG Parent LLC ‡ *	16	404
		426
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	7	115
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	31	—
Media — 0.2%
Clear Channel Outdoor Holdings, Inc. *	284	355
iHeartMedia, Inc., Class A *	62	110
		465
Pharmaceuticals — 0.1%
Endo, Inc. *	9	271
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ * (g)	3	—
NMG, Inc. ‡ *	1	29
Serta Simmons Bedding LLC ‡ *	31	297
		326
Total Common Stocks (Cost $6,108)		1,603
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Entertainment — 0.0% ^
Cineworld Group plc expiring 11/23/2025, price 4,149.00 GBP (Bulgaria) * (Cost $— (h))	63	—
	SHARES (000)
Short-Term Investments — 3.4%
Investment Companies — 3.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.24% (i) (j) (Cost $9,982)	9,982	9,982
Total Investments — 100.9% (Cost $308,835)		295,498
Liabilities in Excess of Other Assets — (0.9)%		(2,581)
NET ASSETS — 100.0%		292,917

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
GBP	British Pound
PIK	Payment In Kind
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(c)	All or a portion of this security is unsettled as of February 28, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Defaulted security.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Fund is subject to legal or contractual restrictions on the resale of the security.
(h)	Value is zero.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Income Funds	February 28, 2025

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 33.8%
U.S. Treasury Bonds
5.25%, 11/15/2028	20,000	20,853
1.88%, 2/15/2041	14,500	10,251
2.00%, 11/15/2041	27,000	19,093
3.88%, 2/15/2043	15,000	13,841
3.88%, 5/15/2043	10,000	9,204
3.75%, 11/15/2043	75,300	67,844
3.00%, 5/15/2045	31,000	24,589
2.75%, 11/15/2047	35,000	25,870
2.00%, 2/15/2050	35,000	21,535
1.25%, 5/15/2050	10,000	5,049
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	37,240	32,940
U.S. Treasury Notes
0.50%, 3/31/2025	35,000	34,897
0.38%, 4/30/2025	20,000	19,874
3.88%, 4/30/2025	10,000	9,992
2.00%, 8/15/2025	20,000	19,792
1.63%, 2/15/2026	20,000	19,527
3.63%, 5/15/2026	10,000	9,946
4.38%, 8/15/2026	35,000	35,163
2.25%, 2/15/2027	35,000	33,857
0.63%, 3/31/2027	30,000	28,004
2.25%, 8/15/2027	40,000	38,402
1.25%, 4/30/2028	11,120	10,226
3.50%, 4/30/2028	5,000	4,928
4.00%, 6/30/2028	25,000	25,015
3.13%, 11/15/2028	25,000	24,258
3.50%, 4/30/2030	30,000	29,253
4.25%, 2/28/2031	25,000	25,236
1.88%, 2/15/2032	20,000	17,310
3.50%, 2/15/2033	20,000	19,140
4.00%, 2/15/2034	10,000	9,864
3.88%, 8/15/2034	10,000	9,753
Total U.S. Treasury Obligations (Cost $736,735)		675,506
Mortgage-Backed Securities — 29.7%
FHLMC Gold Pools, 30 Year
Pool # C00414, 7.50%, 8/1/2025	—	—
Pool # G00981, 8.50%, 7/1/2028	1	1
Pool # C00742, 6.50%, 4/1/2029	21	22
Pool # C00785, 6.50%, 6/1/2029	7	7
Pool # C47318, 7.00%, 9/1/2029	127	134
Pool # C01292, 6.00%, 2/1/2032	11	11
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # A16155, 5.50%, 11/1/2033	42	43
Pool # C03589, 4.50%, 10/1/2040	261	259
Pool # Q41177, 3.50%, 6/1/2046	10,768	9,983
Pool # G61334, 4.00%, 3/1/2047	2,079	2,003
Pool # Q54902, 4.00%, 3/1/2048	1,776	1,695
Pool # Q54950, 4.00%, 3/1/2048	2,984	2,852
Pool # Q59727, 4.00%, 11/1/2048	3,570	3,403
FHLMC Gold Pools, Other Pool # WA1640, 3.20%, 4/1/2034	10,380	9,444
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	854	784
Pool # RA2484, 3.00%, 6/1/2050	3,966	3,512
Pool # RA2904, 3.00%, 6/1/2050	6,237	5,506
Pool # RA2970, 2.50%, 7/1/2050	7,296	6,157
Pool # QB2020, 2.50%, 8/1/2050	5,319	4,502
Pool # SD7535, 2.50%, 2/1/2051	4,354	3,724
Pool # RA5576, 2.50%, 7/1/2051	4,738	4,003
Pool # QC6209, 2.50%, 8/1/2051	4,726	3,994
Pool # QC7451, 2.00%, 9/1/2051	11,224	9,103
Pool # RA7683, 5.00%, 7/1/2052	6,451	6,374
Pool # RA7937, 5.00%, 9/1/2052	12,789	12,633
Pool # SD5658, 5.50%, 6/1/2054	8,748	8,821
Pool # RJ2920, 6.00%, 11/1/2054	9,809	10,070
FNMA Pool # 620061 ARM, 5.84%, 11/1/2027 (a)	2	2
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	14	14
Pool # FM4449, 3.00%, 12/1/2034	4,783	4,646
Pool # CA7114, 2.50%, 9/1/2035	12,307	11,431
FNMA UMBS, 30 Year
Pool # 250575, 6.50%, 6/1/2026	2	2
Pool # 483802, 5.50%, 2/1/2029	41	42
Pool # 524949, 7.50%, 3/1/2030	3	3
Pool # 545639, 6.50%, 4/1/2032	50	52
Pool # 702435, 5.50%, 5/1/2033	375	381
Pool # 709441, 5.50%, 7/1/2033	106	107
Pool # 730711, 5.50%, 8/1/2033	156	157
Pool # 743127, 5.50%, 10/1/2033	149	150
Pool # 747628, 5.00%, 11/1/2033	244	245
Pool # 753662, 5.50%, 12/1/2033	177	179
Pool # 755615, 5.50%, 1/1/2034	235	237
Pool # 811755, 7.00%, 3/1/2035	575	602
Pool # 845834, 5.50%, 10/1/2035	128	132
Pool # 888201, 5.50%, 2/1/2036	57	59
Pool # 831409, 5.50%, 4/1/2036	291	299
Pool # 867420, 5.50%, 5/1/2036	173	178
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	133

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 745802, 6.00%, 7/1/2036	294	308
Pool # 969708, 4.50%, 3/1/2038	33	32
Pool # AE1216, 3.50%, 1/1/2041	709	665
Pool # AE1260, 3.50%, 8/1/2041	457	421
Pool # AB5378, 3.50%, 5/1/2042	1,836	1,721
Pool # AO6710, 4.00%, 6/1/2042	1,680	1,625
Pool # AR5147, 3.00%, 3/1/2043	1,748	1,580
Pool # AT8192, 4.00%, 6/1/2043	1,192	1,152
Pool # AS1112, 4.00%, 11/1/2043	2,948	2,847
Pool # BM1109, 4.00%, 10/1/2044	2,033	1,966
Pool # AS4073, 4.00%, 12/1/2044	1,355	1,293
Pool # AL8660, 4.00%, 6/1/2045	3,035	2,928
Pool # AS5648, 3.50%, 7/1/2045	1,846	1,708
Pool # AS6208, 3.50%, 10/1/2045	639	599
Pool # AS6344, 3.50%, 12/1/2045	1,927	1,787
Pool # BM5560, 4.00%, 1/1/2046	5,653	5,457
Pool # AL8030, 4.00%, 2/1/2046	1,890	1,818
Pool # AX5520, 3.00%, 5/1/2046	615	545
Pool # AX5546, 3.00%, 9/1/2046	893	799
Pool # AX5547, 3.50%, 9/1/2046	1,456	1,346
Pool # BM3744, 4.00%, 3/1/2047	5,776	5,568
Pool # BM1049, 4.00%, 4/1/2047	5,831	5,559
Pool # CA0411, 4.00%, 9/1/2047	3,995	3,845
Pool # CA0861, 3.50%, 11/1/2047	3,428	3,149
Pool # BJ1666, 4.00%, 12/1/2047	3,204	3,054
Pool # BM3477, 4.00%, 1/1/2048	2,906	2,774
Pool # CA1006, 4.00%, 1/1/2048	3,488	3,331
Pool # CA1361, 3.50%, 2/1/2048	2,817	2,588
Pool # BD9074, 3.50%, 3/1/2048	1,089	1,001
Pool # BJ4640, 4.00%, 3/1/2048	1,404	1,338
Pool # BD9078, 4.00%, 4/1/2048	1,757	1,673
Pool # BD9077, 3.50%, 5/1/2048	235	218
Pool # BD9083, 4.00%, 7/1/2048	1,970	1,877
Pool # CA2489, 4.50%, 10/1/2048	861	844
Pool # BN7416, 3.50%, 9/1/2049	2,172	1,992
Pool # BO1418, 3.50%, 9/1/2049	2,223	2,039
Pool # BO1427, 3.50%, 9/1/2049	2,201	2,018
Pool # CA4431, 3.50%, 10/1/2049	3,147	2,882
Pool # MA3803, 3.50%, 10/1/2049	1,520	1,394
Pool # FM2014, 3.00%, 11/1/2049	6,588	5,847
Pool # BN0803, 3.50%, 12/1/2049	897	823
Pool # MA3872, 3.50%, 12/1/2049	1,517	1,391
Pool # BN0807, 3.50%, 1/1/2050	710	651
Pool # FM2437, 3.00%, 2/1/2050	8,059	7,120
Pool # CA6144, 2.50%, 6/1/2050	11,099	9,375
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BP7345, 3.00%, 6/1/2050	11,254	9,929
Pool # CA6322, 2.50%, 7/1/2050	8,875	7,497
Pool # CA6361, 2.50%, 7/1/2050	5,064	4,308
Pool # BQ1645, 2.50%, 8/1/2050	5,663	4,813
Pool # BQ1911, 2.00%, 10/1/2050	3,841	3,127
Pool # BQ2999, 2.50%, 10/1/2050	6,106	5,168
Pool # BQ6118, 2.50%, 10/1/2050	6,558	5,534
Pool # FM6135, 2.00%, 2/1/2051	5,526	4,488
Pool # FM8179, 2.50%, 7/1/2051	2,882	2,418
Pool # FM8787, 2.50%, 10/1/2051	14,941	12,642
Pool # FS2559, 3.00%, 12/1/2051	3,759	3,304
Pool # CB3121, 3.00%, 2/1/2052	6,646	5,809
Pool # CB3609, 3.50%, 5/1/2052	8,812	8,009
Pool # FS7706, 3.50%, 8/1/2052	19,735	18,055
Pool # CB4630, 5.50%, 9/1/2052	21,032	21,311
Pool # BW1328, 5.00%, 11/1/2052	4,241	4,187
Pool # CB5131, 5.00%, 11/1/2052	12,739	12,584
Pool # FS3421, 5.00%, 12/1/2052	5,954	5,883
Pool # FS5027, 4.00%, 2/1/2053	4,461	4,191
Pool # BU4029, 5.00%, 6/1/2053	12,759	12,575
Pool # CB6842, 5.50%, 8/1/2053	12,473	12,587
Pool # CB7319, 4.50%, 10/1/2053	13,702	13,229
FNMA, Other
Pool # AN0571, 3.10%, 1/1/2026	6,500	6,419
Pool # AM7199, 3.30%, 11/1/2026	2,828	2,781
Pool # FN0040, 3.04%, 6/1/2027 (a)	1,714	1,671
Pool # AN6800, 2.97%, 9/1/2027	3,200	3,098
Pool # AN6825, 2.80%, 10/1/2027	3,762	3,626
Pool # AN9486, 3.57%, 6/1/2028	12,140	11,832
Pool # 405220, 6.00%, 9/1/2028	1	1
Pool # AN3908, 3.12%, 1/1/2029	7,482	7,172
Pool # BL1950, 3.47%, 3/1/2029	12,541	12,145
Pool # AN8493, 3.30%, 2/1/2030	4,486	4,227
Pool # BM5425, 3.15%, 3/1/2030 (a)	1,990	1,881
Pool # BL9023, 1.22%, 11/1/2030	19,948	16,950
Pool # BL4576, 2.70%, 10/1/2031	15,000	13,453
Pool # AN8412, 3.39%, 2/1/2033	4,190	3,909
Pool # AN8464, 3.33%, 3/1/2033	6,017	5,591
Pool # BS3202, 1.94%, 9/1/2033	4,654	3,895
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,518
Pool # BL3288, 2.52%, 9/1/2034	11,910	10,186
Pool # BL4331, 2.41%, 10/1/2034	15,055	12,775
Pool # BS2718, 1.95%, 8/1/2036	9,750	7,759
Pool # BL4215, 2.56%, 9/1/2036	6,727	5,622
Pool # BL7125, 2.04%, 6/1/2037	8,012	6,233
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0617, 2.50%, 3/1/2062	4,967	4,039
GNMA I, 30 Year
Pool # 401860, 7.50%, 6/15/2025	—	—
Pool # 377557, 8.00%, 7/15/2025	—	—
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	339	331
Pool # 626938, 4.00%, 4/15/2045	180	176
Pool # 784041, 4.00%, 8/15/2045	2,332	2,237
Pool # 784208, 4.00%, 7/15/2046	3,309	3,173
Pool # 784897, 2.50%, 10/15/2049	7,920	6,901
Pool # BU5359, 3.00%, 4/15/2050	8,787	7,918
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2344, 8.00%, 12/20/2026	2	2
Pool # 2512, 8.00%, 11/20/2027	7	7
Pool # MA7589, 2.50%, 9/20/2051	4,665	4,000
Pool # CH2211, 3.50%, 9/20/2051	10,200	9,237
Total Mortgage-Backed Securities (Cost $649,121)		593,320
Collateralized Mortgage Obligations — 22.0%
FHLMC Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,307	1,225
Series 2020-1, Class M55G, 3.00%, 8/25/2059	11,589	10,420
Series 2024-2, Class MT, 3.50%, 5/25/2064	4,267	3,762
FHLMC, REMIC
Series 3798, Class AY, 3.50%, 1/15/2026	113	112
Series 3809, Class BC, 3.50%, 2/15/2026	92	91
Series 3188, Class GE, 6.00%, 7/15/2026	63	63
Series 3926, Class MW, 4.50%, 9/15/2026	342	341
Series 1999, Class PU, 7.00%, 10/15/2027	4	4
Series 2031, Class PG, 7.00%, 2/15/2028	19	19
Series 2035, Class PC, 6.95%, 3/15/2028	52	53
Series 2064, Class PD, 6.50%, 6/15/2028	34	35
Series 2095, Class PE, 6.00%, 11/15/2028	30	30
Series 4314, Class DY, 3.50%, 3/15/2029	806	796
Series 4336, Class YB, 3.00%, 5/15/2029	608	602
Series 2152, Class BD, 6.50%, 5/15/2029	10	10
Series 2162, Class TH, 6.00%, 6/15/2029	72	73
Series 3737, Class DG, 5.00%, 10/15/2030	38	38
Series 3981, Class PA, 3.00%, 4/15/2031	169	169
Series 2367, Class ME, 6.50%, 10/15/2031	95	99
Series 2647, Class A, 3.25%, 4/15/2032	29	28
Series 2480, Class EJ, 6.00%, 8/15/2032	125	130
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4156, Class SB, IF, 0.13%, 1/15/2033 (a)	604	526
Series 4170, Class TS, IF, 5.17%, 2/15/2033 (a)	3,868	3,347
Series 4186, Class JE, 2.00%, 3/15/2033	4,077	3,834
Series 4188, Class JG, 2.00%, 4/15/2033	2,648	2,490
Series 4206, Class DA, 2.00%, 5/15/2033	1,923	1,811
Series 2611, Class QZ, 5.00%, 5/15/2033	704	698
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,856
Series 2915, Class MU, 5.00%, 1/15/2035	686	696
Series 5000, Class CB, 1.25%, 1/25/2035	3,403	3,023
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,227
Series 4458, Class BW, 3.00%, 4/15/2035	7,069	6,690
Series 3085, Class VS, IF, 10.91%, 12/15/2035 (a)	118	138
Series 3181, Class OP, PO, 7/15/2036	455	390
Series 4867, Class WF, 5.05%, 4/15/2037 (a)	3,075	3,038
Series 3413, Class B, 5.50%, 4/15/2037	207	216
Series 3325, Class JL, 5.50%, 6/15/2037	1,107	1,153
Series 3341, Class PE, 6.00%, 7/15/2037	750	788
Series 4365, Class HZ, 3.00%, 1/15/2040	2,897	2,693
Series 3699, Class QH, 5.50%, 7/15/2040	443	454
Series 3772, Class PE, 4.50%, 12/15/2040	2,698	2,689
Series 4047, Class PB, 3.50%, 1/15/2041	895	890
Series 3927, Class PC, 4.50%, 9/15/2041	3,553	3,521
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,196
Series 4039, Class SA, IF, IO, 2.05%, 5/15/2042 (a)	2,276	266
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	2,993
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	5,906
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,354
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,048
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,667
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,569
Series 4594, Class GN, 2.50%, 2/15/2045	1,468	1,353
Series 4606, Class KP, 2.50%, 7/15/2046	8,936	7,794
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	5,845
Series 4974, Class PH, 1.50%, 6/25/2048	1,086	868
Series 4933, Class PA, 2.50%, 10/25/2049	5,465	4,597
Series 4925, Class PA, 3.00%, 10/25/2049	7,785	7,091
Series 5072, Class QC, 1.00%, 10/25/2050	7,007	5,532
Series 5190, Class PH, 2.50%, 2/25/2052	5,443	4,940
FHLMC, STRIPS
Series 264, Class 30, 3.00%, 7/15/2042	2,805	2,566
Series 267, Class 30, 3.00%, 8/15/2042	1,610	1,468
Series 406, PO, 10/25/2053	7,753	6,422
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	135

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	877	890
Series T-56, Class A, PO, 5/25/2043	594	495
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	818	852
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	28,699	27,707
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	102	105
FNMA, REMIC
Series 2010-117, Class DY, 4.50%, 10/25/2025	79	79
Series 2010-155, Class B, 3.50%, 1/25/2026	183	182
Series 1998-58, Class PC, 6.50%, 10/25/2028	85	86
Series 2000-8, Class Z, 7.50%, 2/20/2030	42	44
Series 2002-92, Class FB, 5.12%, 4/25/2030 (a)	109	109
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	70	8
Series 2003-67, Class SA, IF, 16.47%, 10/25/2031 (a)	12	13
Series 2011-145, Class PB, 3.50%, 1/25/2032	5,750	5,610
Series 2012-100, Class AY, 3.00%, 9/25/2032	4,908	4,726
Series 2013-50, Class YO, PO, 1/25/2033	1,768	1,485
Series 2003-21, Class PZ, 4.50%, 3/25/2033	550	535
Series 2013-106, Class PY, 3.00%, 10/25/2033	3,049	2,907
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,547
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,622
Series 2004-46, Class QD, IF, 6.13%, 3/25/2034 (a)	35	36
Series 2004-54, Class FL, 4.87%, 7/25/2034 (a)	184	184
Series 2015-11, Class AQ, 3.00%, 3/25/2035	4,519	4,242
Series 2005-22, Class EH, 5.00%, 4/25/2035	1,126	1,140
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,851
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,306
Series 2006-3, Class SB, IF, IO, 2.23%, 7/25/2035 (a)	43	—
Series 2015-51, Class LY, 3.00%, 7/25/2035	2,756	2,607
Series 2005-58, Class EP, 5.50%, 7/25/2035	75	76
Series 2015-59, Class EB, 3.00%, 8/25/2035	4,366	4,122
Series 2005-83, Class LA, 5.50%, 10/25/2035	133	136
Series 2015-65, Class LD, 3.50%, 1/25/2036	7,057	6,684
Series 2005-116, Class PC, 6.00%, 1/25/2036	475	487
Series 2006-51, Class FP, 4.82%, 3/25/2036 (a)	570	569
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,194
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2006-81, Class FA, 4.82%, 9/25/2036 (a)	14	14
Series 2006-110, PO, 11/25/2036	155	133
Series 2007-76, Class PE, 6.00%, 8/25/2037	472	496
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,092	1,112
Series 2010-4, Class SL, IF, 1.54%, 2/25/2040 (a)	46	36
Series 2010-11, Class CB, 4.50%, 2/25/2040	55	53
Series 2012-115, Class ME, 1.75%, 3/25/2042	1,332	1,246
Series 2012-60, Class EP, 3.00%, 4/25/2042	563	533
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	4,980
Series 2012-138, Class YS, IF, 2.22%, 12/25/2042 (a)	3,593	2,547
Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,718
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,367	2,234
Series 2013-128, Class AO, PO, 12/25/2043	3,586	2,733
Series 2024-6, Class AL, 2.00%, 3/25/2044	11,863	8,950
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	11,014
Series 2016-45, Class PC, 3.00%, 9/25/2045	4,555	4,190
Series 2016-38, Class NA, 3.00%, 1/25/2046	5,191	4,799
Series 2019-71, Class CA, 2.50%, 7/25/2046	9,695	8,962
Series 2019-38, Class PC, 3.00%, 2/25/2048	4,702	4,405
Series 2019-65, Class PA, 2.50%, 5/25/2048	5,251	4,741
Series 2019-34, Class WA, 3.50%, 8/25/2048	4,832	4,594
Series 2019-42, Class KA, 3.00%, 7/25/2049	8,389	7,658
Series 2019-81, Class JA, 2.50%, 9/25/2049	9,078	7,793
Series 2019-77, Class ZL, 3.00%, 1/25/2050	18,907	16,403
Series 2020-12, Class JC, 2.00%, 3/25/2050	16,893	14,153
Series 2024-41, Class HV, 2.00%, 7/25/2050	4,896	3,634
Series 2025-18, Class MA, 0.50%, 9/25/2054	19,000	15,295
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	20	21
Series 2002-W7, Class A4, 6.00%, 6/25/2029	358	357
Series 2003-W1, Class 1A1, 4.74%, 12/25/2042 (a)	231	230
Series 2003-W1, Class 2A, 5.21%, 12/25/2042 (a)	133	133
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	757	781
Series 2009-W1, Class A, 6.00%, 12/25/2049	170	175
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	524	526
Series 2008-15, Class NB, 4.50%, 2/20/2038	166	166
Series 2008-40, Class SA, IF, IO, 1.97%, 5/16/2038 (a)	839	55
Series 2009-42, Class TX, 4.50%, 6/20/2039	2,729	2,721
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-69, Class WM, 5.50%, 8/20/2039	701	718
Series 2011-29, Class Z, 5.00%, 5/20/2040	11,126	11,082
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,183
Series 2023-1, Class E, 3.50%, 11/20/2047	4,940	4,747
Series 2019-123, Class MA, 3.00%, 10/20/2049	9,737	8,732
Series 2020-133, Class KB, 1.00%, 8/20/2050	7,817	6,240
Series 2024-197, Class BN, 3.00%, 5/20/2051	11,525	10,582
Series 2024-151, Class CM, 4.50%, 5/20/2054	8,000	7,635
Series 2024-159, Class PA, 4.50%, 10/20/2054	16,083	15,606
Total Collateralized Mortgage Obligations (Cost $471,043)		438,495
Commercial Mortgage-Backed Securities — 8.9%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,394
Series K087, Class A1, 3.59%, 10/25/2027	1,868	1,852
Series W5FX, Class AFX, 3.34%, 4/25/2028 (a)	3,436	3,328
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,701
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,508
Series K158, Class A1, 3.90%, 7/25/2030	7,738	7,647
Series K-1511, Class A1, 3.28%, 10/25/2030	8,013	7,769
Series K753, Class A2, 4.40%, 10/25/2030	7,805	7,807
Series K149, Class A2, 3.53%, 8/25/2032	6,000	5,638
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,246
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	8,862
Series Q007, Class APT2, 7.40%, 10/25/2047 (a)	1,581	1,579
Series Q013, Class APT2, 1.17%, 5/25/2050 (a)	9,535	8,956
FNMA ACES
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (a)	4,242	4,113
Series 2017-M4, Class A2, 2.55%, 12/25/2026 (a)	4,121	3,997
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	3,553	3,461
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (a)	10,681	10,309
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (a)	8,933	8,678
Series 2019-M1, Class A2, 3.54%, 9/25/2028 (a)	8,845	8,623
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,134	7,827
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (a)	4,800	4,573
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-M8, Class A2, 4.47%, 3/25/2033 (a)	6,000	5,955
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,813
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,872	14,327
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	11,957
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	7,046	6,426
Total Commercial Mortgage-Backed Securities (Cost $193,756)		178,346
U.S. Government Agency Securities — 3.2%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	10,184
3.33%, 4/28/2037	15,000	13,336
FNMA 6.25%, 5/15/2029	10,000	10,851
Resolution Funding Corp. STRIPS
DN, 27.35%, 4/15/2028 (b)	15,000	13,162
DN, 7.02%, 1/15/2030 (b)	15,700	12,779
DN, 26.26%, 4/15/2030 (b)	5,000	4,017
Total U.S. Government Agency Securities (Cost $65,662)		64,329
	SHARES (000)
Short-Term Investments — 2.0%
Investment Companies — 2.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.24% (c) (d) (Cost $39,433)	39,433	39,433
Total Investments — 99.6% (Cost $2,155,750)		1,989,429
Other Assets in Excess of Liabilities — 0.4%		8,820
NET ASSETS — 100.0%		1,998,249

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2025.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	137

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2025.

(b)	The rate shown is the effective yield as of February 28, 2025.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Income Funds	February 28, 2025

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 84.4%
Aerospace & Defense — 1.2%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	5,193	5,216
8.75%, 11/15/2030 (a)	2,587	2,770
7.25%, 7/1/2031 (a)	3,965	4,057
7.00%, 6/1/2032 (a)	3,765	3,817
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	5,855	5,561
4.13%, 4/15/2029 (a)	8,074	7,570
Goat Holdco LLC 6.75%, 2/1/2032 (a)	2,660	2,659
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	4,664	5,010
TransDigm, Inc.
6.38%, 3/1/2029 (a)	11,251	11,399
6.63%, 3/1/2032 (a)	6,635	6,761
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	2,478	2,615
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 ‡ (a) (b)	3,987	159
9.00%, 11/15/2026 ‡ (a) (b)	17,835	7,491
13.13%, 11/15/2027 ‡ (a) (b)	4,215	84
		65,169
Automobile Components — 4.1%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	11,647	11,647
7.00%, 4/15/2028 (a)	6,686	6,821
8.25%, 4/15/2031 (a)	10,563	10,867
7.50%, 2/15/2033 (a)	5,193	5,195
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	20,287	20,262
3.75%, 1/30/2031 (a)	675	607
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	9,523	9,489
6.88%, 7/1/2028	6,863	6,815
Clarios Global LP
6.25%, 5/15/2026 (a)	5,851	5,851
8.50%, 5/15/2027 (a)	17,690	17,758
6.75%, 5/15/2028 (a)	6,813	6,955
6.75%, 2/15/2030 (a)	3,301	3,377
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (c)	55,481	58,389
5.63% (Cash), 5/15/2027 (a) (c)	32,281	27,840
Dana, Inc. 5.38%, 11/15/2027	7,995	7,980
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	10,268	8,177
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	3,879	3,687
5.25%, 4/30/2031	3,124	2,894
5.25%, 7/15/2031	4,472	4,151
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (c)	4,148	4,177
8.00% (Cash), 11/15/2032 (a) (c)	1,642	1,659
		224,598
Automobiles — 0.2%
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	9,331	9,087
Banks — 0.5%
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (d) (e) (f)	12,177	12,130
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (d) (e) (f)	2,725	2,723
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (d) (e) (f)	9,565	9,654
		24,507
Beverages — 0.1%
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	7,013	6,986
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	3,250	2,610
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	8,095	7,652
		10,262
Broadline Retail — 0.5%
Liberty Interactive LLC 8.25%, 2/1/2030	1,784	847
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	4,655	4,298
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	14,538	12,857
9.75%, 10/1/2027 (a)	3,589	3,607
Wayfair LLC 7.25%, 10/31/2029 (a)	2,944	2,990
		24,599
Building Products — 2.5%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	258	248
4.25%, 2/1/2032 (a)	9,049	8,188
6.38%, 6/15/2032 (a)	6,262	6,374
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	139

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
6.38%, 3/1/2034 (a)	4,035	4,084
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	19,318	19,544
6.75%, 7/15/2031 (a)	3,549	3,626
Griffon Corp. 5.75%, 3/1/2028	14,980	14,843
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	16,106	15,184
7.00%, 9/1/2032 (a)	4,060	3,654
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	4,213	4,288
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	4,248	4,329
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	4,327	4,147
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	14,221	14,427
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	5,703	5,776
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	5,650	5,597
4.75%, 1/15/2028 (a)	20,000	19,553
3.38%, 1/15/2031 (a)	3,063	2,689
		136,551
Capital Markets — 0.0% ^
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,507	1,382
Chemicals — 3.0%
Avient Corp. 7.13%, 8/1/2030 (a)	3,279	3,379
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	3,436	3,579
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	8,422	8,323
3.38%, 2/15/2029 (a)	7,852	7,249
Chemours Co. (The)
5.75%, 11/15/2028 (a)	20,885	19,813
4.63%, 11/15/2029 (a)	621	552
8.00%, 1/15/2033 (a)	3,610	3,559
CVR Partners LP 6.13%, 6/15/2028 (a)	2,139	2,101
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,525	7,154
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	1,683	1,700
7.50%, 4/15/2029 (a)	8,663	8,892
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	4,502	4,762
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	1,682	1,677
5.25%, 6/1/2027 (a)	17,919	17,823
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — continued
8.50%, 11/15/2028 (a)	5,977	6,340
4.25%, 5/15/2029 (a)	5,612	5,327
9.00%, 2/15/2030 (a)	5,027	5,429
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,376	3,360
4.50%, 10/15/2029	11,542	10,864
4.00%, 4/1/2031	10,604	9,452
4.38%, 2/1/2032	7,329	6,558
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (c)	6,153	4,578
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	9,830	9,582
5.63%, 8/15/2029 (a)	11,223	10,280
		162,333
Commercial Services & Supplies — 3.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	13,045	12,020
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	7,014	6,623
4.88%, 7/15/2032 (a)	10,447	9,854
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	9,260	8,814
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	4,934	4,591
4.75%, 10/15/2029 (a)	3,913	3,713
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	11,118	10,928
Brink's Co. (The)
4.63%, 10/15/2027 (a)	13,653	13,404
6.50%, 6/15/2029 (a)	2,469	2,529
CoreCivic, Inc. 8.25%, 4/15/2029	9,487	10,057
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	8,767	8,564
6.00%, 6/1/2029 (a)	7,710	7,442
8.25%, 8/1/2032 (a)	6,383	6,551
8.38%, 11/15/2032 (a)	3,198	3,287
GEO Group, Inc. (The) 8.63%, 4/15/2029	4,552	4,819
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	7,575	7,186
4.75%, 6/15/2029 (a)	12,310	11,833
4.38%, 8/15/2029 (a)	4,848	4,576
6.75%, 1/15/2031 (a)	3,838	3,980
Interface, Inc. 5.50%, 12/1/2028 (a)	7,000	6,870
Madison IAQ LLC 5.88%, 6/30/2029 (a)	13,254	12,781
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	4,095	4,113
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
3.38%, 8/31/2027 (a)	5,449	5,177
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	5,130	5,072
Williams Scotsman, Inc.
6.63%, 6/15/2029 (a)	2,888	2,942
7.38%, 10/1/2031 (a)	5,775	6,016
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	2,586	2,648
		186,390
Communications Equipment — 0.6%
CommScope LLC
8.25%, 3/1/2027 (a)	13,340	13,138
4.75%, 9/1/2029 (a)	14,168	12,744
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	9,944	9,369
		35,251
Construction & Engineering — 0.6%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	9,056	8,586
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	6,383	6,220
7.50%, 4/15/2032 (a)	5,628	5,631
Pike Corp.
5.50%, 9/1/2028 (a)	7,799	7,631
8.63%, 1/31/2031 (a)	3,110	3,342
Weekley Homes LLC 4.88%, 9/15/2028 (a)	678	647
		32,057
Construction Materials — 0.1%
Knife River Corp. 7.75%, 5/1/2031 (a)	6,785	7,112
Consumer Finance — 2.8%
Ally Financial, Inc. 5.75%, 11/20/2025	5,665	5,685
Ford Motor Credit Co. LLC
5.13%, 6/16/2025	24,220	24,224
3.38%, 11/13/2025	8,400	8,290
4.39%, 1/8/2026	14,087	13,992
6.95%, 3/6/2026	3,018	3,062
(SOFR + 2.95%), 7.32%, 3/6/2026 (f)	2,800	2,846
6.95%, 6/10/2026	4,083	4,161
4.54%, 8/1/2026	17,955	17,784
4.27%, 1/9/2027	14,683	14,368
4.13%, 8/17/2027	14,375	13,883
3.82%, 11/2/2027	10,000	9,571
6.80%, 5/12/2028	2,000	2,066
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
7.20%, 6/10/2030	2,281	2,400
4.00%, 11/13/2030	8,339	7,592
7.12%, 11/7/2033	2,073	2,155
OneMain Finance Corp.
7.13%, 3/15/2026	9,667	9,859
3.50%, 1/15/2027	5,819	5,614
6.63%, 1/15/2028	790	804
3.88%, 9/15/2028	998	936
9.00%, 1/15/2029	807	852
4.00%, 9/15/2030	1,977	1,779
		151,923
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc.
3.25%, 3/15/2026 (a)	595	584
4.63%, 1/15/2027 (a)	3,812	3,755
5.88%, 2/15/2028 (a)	7,210	7,209
3.50%, 3/15/2029 (a)	14,138	13,069
4.88%, 2/15/2030 (a)	4,970	4,797
New Albertsons LP
7.75%, 6/15/2026	2,278	2,346
6.63%, 6/1/2028	1,704	1,768
7.45%, 8/1/2029	3,130	3,275
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	10,028	9,983
4.25%, 8/1/2029 (a)	11,135	10,495
6.13%, 9/15/2032 (a)	2,667	2,680
Rite Aid Corp.
8.00%, 10/18/2024 ‡	7,211	—
7.50%, 7/1/2025 ‡ (b)	10,299	—
8.00%, 11/15/2026 ‡ (b)	15,338	—
(3-MONTH CME TERM SOFR + 7.00%), 11.47% (PIK), 8/30/2031 ‡ (a) (c) (f)	2,603	1,016
Series A, 15.00% (PIK), 8/30/2031 ‡ (c)	7,477	1,507
Series B, 15.00% (PIK), 8/30/2031 ‡ (c)	3,520	—
US Foods, Inc.
6.88%, 9/15/2028 (a)	3,201	3,318
4.75%, 2/15/2029 (a)	1,200	1,161
4.63%, 6/1/2030 (a)	4,765	4,546
		71,509
Containers & Packaging — 1.8%
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (a)	311	310
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	141

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — continued
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	10,415	9,426
5.25%, 8/15/2027 (a)	31,065	15,865
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	3,888	3,863
LABL, Inc. 8.63%, 10/1/2031 (a)	383	346
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	31,478	31,955
9.25%, 4/15/2027 (a)	11,494	11,665
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,725	3,721
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	7,357	7,373
TriMas Corp. 4.13%, 4/15/2029 (a)	5,960	5,579
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (g)	4,540	4,507
8.50%, 8/15/2027 (a) (g)	4,212	4,206
		98,816
Distributors — 0.7%
Gates Corp. 6.88%, 7/1/2029 (a)	1,996	2,048
Incora Intermediate LLC (SOFR + 8.00%), 0.00% (PIK), 1/31/2030 ‡ (a) (c) (f)	23,016	23,016
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	6,692	6,750
Ritchie Bros Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	2,036	2,088
7.75%, 3/15/2031 (a)	1,659	1,746
		35,648
Diversified Consumer Services — 0.2%
Service Corp. International 7.50%, 4/1/2027	3,726	3,851
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	5,009	5,182
		9,033
Diversified REITs — 0.3%
VICI Properties LP
4.25%, 12/1/2026 (a)	16,880	16,659
4.63%, 12/1/2029 (a)	2,000	1,944
		18,603
Diversified Telecommunication Services — 7.0%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	7,483	5,870
Altice France SA (France)
5.50%, 1/15/2028 (a)	230	185
5.13%, 7/15/2029 (a)	11,787	9,144
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
5.50%, 10/15/2029 (a)	5,524	4,315
CCO Holdings LLC
5.13%, 5/1/2027 (a)	22,090	21,786
5.00%, 2/1/2028 (a)	42,519	41,473
5.38%, 6/1/2029 (a)	23,640	22,989
4.75%, 3/1/2030 (a)	52,900	49,290
4.50%, 8/15/2030 (a)	38,354	35,096
4.25%, 2/1/2031 (a)	34,883	31,295
4.50%, 5/1/2032	5,460	4,811
Embarq LLC 8.00%, 6/1/2036	11,178	5,454
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	2,024	1,984
6.00%, 9/30/2034 (a)	1,484	1,398
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	742	742
5.00%, 5/1/2028 (a)	19,513	19,309
6.75%, 5/1/2029 (a)	2,056	2,083
5.88%, 11/1/2029	1,630	1,630
6.00%, 1/15/2030 (a)	1,631	1,637
8.75%, 5/15/2030 (a)	6,506	6,878
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	48,409	45,096
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	6,634	5,738
11.00%, 11/15/2029 (a)	3,393	3,851
4.50%, 4/1/2030 (a)	9,435	7,784
3.88%, 10/15/2030 (a)	4,796	3,754
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	5,363	4,881
5.38%, 6/15/2029 (a)	6,750	5,636
4.13%, 4/15/2030 (a)	27,798	24,908
10.00%, 10/15/2032 (a)	4,509	4,502
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	340	337
6.00%, 9/30/2034	96	92
Virgin Media Secured Finance plc (United Kingdom) 4.50%, 8/15/2030 (a)	10,862	9,662
		383,610
Electric Utilities — 1.1%
NRG Energy, Inc.
5.75%, 1/15/2028	6,913	6,930
3.38%, 2/15/2029 (a)	5,339	4,909
5.25%, 6/15/2029 (a)	5,915	5,797
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.63%, 2/15/2031 (a)	781	697
3.88%, 2/15/2032 (a)	1,309	1,167
6.00%, 2/1/2033 (a)	5,083	5,025
7.00%, 3/15/2033 (a)	2,698	2,934
PG&E Corp. 5.00%, 7/1/2028	5,737	5,589
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	831	831
5.63%, 2/15/2027 (a)	315	315
4.38%, 5/1/2029 (a)	3,530	3,369
7.75%, 10/15/2031 (a)	16,549	17,473
6.88%, 4/15/2032 (a)	4,496	4,640
		59,676
Electrical Equipment — 0.4%
Regal Rexnord Corp. 6.05%, 2/15/2026	3,650	3,681
Sensata Technologies BV
4.00%, 4/15/2029 (a)	16,824	15,643
5.88%, 9/1/2030 (a)	3,800	3,749
		23,073
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp. 5.00%, 12/15/2029 (a)	21,044	20,305
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	2,052	2,088
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	264	234
		22,627
Energy Equipment & Services — 0.9%
Archrock Partners LP
6.88%, 4/1/2027 (a)	1,845	1,844
6.25%, 4/1/2028 (a)	3,025	3,035
6.63%, 9/1/2032 (a)	4,107	4,157
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	6,992	7,251
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	4,486	4,631
Noble Finance II LLC 8.00%, 4/15/2030 (a)	4,040	4,083
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	5,254	5,255
6.88%, 1/15/2029 (a)	400	399
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	7,044	7,031
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,407	1,437
Transocean, Inc.
8.25%, 5/15/2029 (a)	6,600	6,509
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued
8.75%, 2/15/2030 (a)	2,713	2,832
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,284	3,327
		51,791
Entertainment — 1.1%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	3,830	3,750
7.00%, 8/1/2032 (a)	2,478	2,534
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	9,191	9,184
6.50%, 5/15/2027 (a)	25,752	26,170
4.75%, 10/15/2027 (a)	17,563	17,157
3.75%, 1/15/2028 (a)	1,091	1,043
		59,838
Financial Services — 1.2%
Block, Inc.
2.75%, 6/1/2026	3,245	3,147
3.50%, 6/1/2031	3,457	3,070
6.50%, 5/15/2032 (a)	11,342	11,573
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	3,403	3,335
6.50%, 8/1/2029 (a)	932	938
5.13%, 12/15/2030 (a)	6,936	6,549
5.75%, 11/15/2031 (a)	7,455	7,260
7.13%, 2/1/2032 (a)	4,175	4,302
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	8,875	9,688
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	5,140	4,931
3.63%, 3/1/2029 (a)	6,144	5,709
4.00%, 10/15/2033 (a)	1,629	1,409
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	3,983	4,059
		65,970
Food Products — 0.6%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	8,955	8,349
4.38%, 1/31/2032 (a)	75	69
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	14,737	14,437
4.63%, 4/15/2030 (a)	10,771	10,101
6.25%, 2/15/2032 (a)	1,988	2,003
		34,959
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	143

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — 0.3%
AmeriGas Partners LP
5.88%, 8/20/2026	4,302	4,295
5.75%, 5/20/2027	2,828	2,729
9.38%, 6/1/2028 (a)	3,674	3,714
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	4,347	4,033
		14,771
Ground Transportation — 2.0%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	7,272	7,135
4.75%, 4/1/2028 (a)	7,350	6,918
5.38%, 3/1/2029 (a)	10,270	9,570
8.25%, 1/15/2030 (a)	9,218	9,387
8.00%, 2/15/2031 (a)	3,013	3,066
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	12,652	13,316
8.63%, 5/15/2032 (a)	2,117	2,241
8.00%, 3/15/2033 (a)	3,168	3,284
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	12,019	10,428
12.63%, 7/15/2029 (a)	10,848	11,434
5.00%, 12/1/2029 (a)	16,868	11,620
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (b)	6,563	361
7.13%, 8/1/2026 ‡ (b)	22,954	4,591
6.00%, 1/15/2028 ‡ (b)	20,858	3,911
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,326	2,190
XPO, Inc.
6.25%, 6/1/2028 (a)	5,157	5,216
7.13%, 2/1/2032 (a)	3,438	3,570
		108,238
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	13,521	13,085
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	1,710	1,783
Hologic, Inc. 3.25%, 2/15/2029 (a)	4,017	3,711
Medline Borrower LP
3.88%, 4/1/2029 (a)	20,426	19,148
6.25%, 4/1/2029 (a)	8,843	8,975
5.25%, 10/1/2029 (a)	9,089	8,811
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	5,224	5,374
		60,887
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — 3.8%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	1,918	1,784
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	11,080	10,667
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	6,809	6,466
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,455	2,367
6.00%, 1/15/2029 (a)	6,105	5,518
6.13%, 4/1/2030 (a)	3,727	2,431
5.25%, 5/15/2030 (a)	15,396	13,050
4.75%, 2/15/2031 (a)	9,028	7,333
10.88%, 1/15/2032 (a)	6,430	6,578
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	2,531	2,625
DaVita, Inc.
4.63%, 6/1/2030 (a)	10,635	9,864
3.75%, 2/15/2031 (a)	18,346	16,096
6.88%, 9/1/2032 (a)	4,045	4,109
Encompass Health Corp.
4.50%, 2/1/2028	18,614	18,181
4.75%, 2/1/2030	1,262	1,223
4.63%, 4/1/2031	3,717	3,498
Global Medical Response, Inc. 10.00% (Blend (Cash 9.25% + PIK 0.75%)), 10/31/2028 (a) (c)	11,655	11,626
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	9,804	8,604
6.63%, 4/1/2030 (a)	4,978	4,587
Radiology Partners, Inc.
7.78% (Blend (Cash 4.28% + PIK 3.50%)), 1/31/2029 (a) (c)	3,844	3,796
9.78% (PIK), 2/15/2030 (a) (c)	6,920	6,503
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	5,936	5,938
Tenet Healthcare Corp.
6.25%, 2/1/2027	8,263	8,253
5.13%, 11/1/2027	26,501	26,193
4.25%, 6/1/2029	1,988	1,876
6.13%, 6/15/2030	9,288	9,307
6.75%, 5/15/2031	9,123	9,308
		207,781
Health Care REITs — 0.1%
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	3,871	3,972
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Technology — 0.3%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	9,664	9,606
5.00%, 5/15/2027 (a)	7,971	7,895
		17,501
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP
4.75%, 10/15/2027	18,000	17,623
7.25%, 7/15/2028 (a)	2,164	2,242
4.50%, 2/15/2029 (a)	16,804	16,094
6.50%, 4/1/2032 (a)	7,376	7,472
		43,431
Hotels, Restaurants & Leisure — 4.1%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	843	808
3.50%, 2/15/2029 (a)	905	844
4.00%, 10/15/2030 (a)	9,981	9,101
Acushnet Co. 7.38%, 10/15/2028 (a)	2,868	2,993
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	7,397	7,074
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	1,923	1,941
4.63%, 10/15/2029 (a)	5,171	4,886
7.00%, 2/15/2030 (a)	3,370	3,471
6.50%, 2/15/2032 (a)	10,276	10,423
Carnival Corp.
7.63%, 3/1/2026 (a)	1,000	1,002
5.75%, 3/1/2027 (a)	16,183	16,224
4.00%, 8/1/2028 (a)	1,195	1,148
6.00%, 5/1/2029 (a)	3,046	3,054
7.00%, 8/15/2029 (a)	3,151	3,313
6.13%, 2/15/2033 (a)	9,756	9,825
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,977	1,978
5.88%, 4/1/2029 (a)	2,617	2,638
3.75%, 5/1/2029 (a)	1,417	1,329
4.88%, 1/15/2030	5,505	5,369
6.13%, 4/1/2032 (a)	2,617	2,657
5.88%, 3/15/2033 (a)	6,799	6,815
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	4,887	4,849
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	4,401	4,145
MGM Resorts International
4.63%, 9/1/2026	14,580	14,473
5.50%, 4/15/2027	3,300	3,297
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hotels, Restaurants & Leisure — continued
6.13%, 9/15/2029	5,923	5,958
6.50%, 4/15/2032	7,373	7,429
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	5,631	5,600
6.25%, 3/15/2032 (a)	5,032	5,134
6.00%, 2/1/2033 (a)	6,878	6,956
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (a)	662	662
5.38%, 4/15/2027	4,600	4,561
5.25%, 7/15/2029	4,984	4,834
7.25%, 5/15/2031 (a)	5,960	6,145
6.63%, 5/1/2032 (a)	9,149	9,373
Station Casinos LLC 4.50%, 2/15/2028 (a)	19,888	19,214
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	4,006	4,091
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	650	645
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	11,278	10,980
7.13%, 2/15/2031 (a)	2,631	2,769
6.25%, 3/15/2033 (a)	4,410	4,400
Yum! Brands, Inc. 4.63%, 1/31/2032	2,199	2,068
		224,476
Household Durables — 0.9%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	7,864	7,726
Newell Brands, Inc.
5.70%, 4/1/2026 (g)	9,155	9,148
6.38%, 9/15/2027	6,001	6,068
6.63%, 9/15/2029	1,636	1,667
6.38%, 5/15/2030	2,875	2,866
6.63%, 5/15/2032	1,916	1,906
6.87%, 4/1/2036 (g)	2,797	2,790
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	11,898	11,091
3.88%, 10/15/2031 (a)	6,335	5,605
		48,867
Household Products — 1.0%
Central Garden & Pet Co.
5.13%, 2/1/2028	3,022	2,976
4.13%, 10/15/2030	14,334	13,090
4.13%, 4/30/2031 (a)	1,006	906
Energizer Holdings, Inc.
6.50%, 12/31/2027 (a)	3,390	3,433
4.75%, 6/15/2028 (a)	17,301	16,675
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	145

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Products — continued
4.38%, 3/31/2029 (a)	15,245	14,273
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	667	570
		51,923
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.63%, 2/1/2029 (a)	2,404	2,303
5.00%, 2/1/2031 (a)	830	799
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (a) (d) (e) (f)	6,205	6,307
		9,409
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	2,364	2,394
IT Services — 0.4%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	7,110	7,027
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	5,273	4,945
6.13%, 12/1/2028 (a)	1,914	1,742
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	9,175	8,886
		22,600
Leisure Products — 0.2%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	9,031	9,279
Machinery — 1.0%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	3,274	3,071
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	10,863	11,350
9.50%, 1/1/2031 (a)	1,040	1,118
Esab Corp. 6.25%, 4/15/2029 (a)	5,279	5,363
Hillenbrand, Inc.
5.00%, 9/15/2026 (g)	1,298	1,287
6.25%, 2/15/2029	1,930	1,955
Terex Corp.
5.00%, 5/15/2029 (a)	11,708	11,277
6.25%, 10/15/2032 (a)	6,720	6,677
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,355	5,592
Wabash National Corp. 4.50%, 10/15/2028 (a)	6,057	5,465
		53,155
Media — 8.7%
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	23,374	22,852
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
7.75%, 4/15/2028 (a)	9,030	8,386
9.00%, 9/15/2028 (a)	6,400	6,740
7.50%, 6/1/2029 (a)	16,777	14,873
CSC Holdings LLC
5.38%, 2/1/2028 (a)	8,683	7,453
11.25%, 5/15/2028 (a)	3,256	3,169
6.50%, 2/1/2029 (a)	24,639	20,574
5.75%, 1/15/2030 (a)	16,683	9,593
4.13%, 12/1/2030 (a)	505	371
4.63%, 12/1/2030 (a)	2,430	1,290
3.38%, 2/15/2031 (a)	210	149
4.50%, 11/15/2031 (a)	8,300	6,083
Directv Financing LLC 5.88%, 8/15/2027 (a)	8,757	8,619
DISH DBS Corp.
7.75%, 7/1/2026	26,748	23,861
5.25%, 12/1/2026 (a)	33,296	31,300
7.38%, 7/1/2028	2,420	1,794
5.75%, 12/1/2028 (a)	6,717	5,958
DISH Network Corp. 11.75%, 11/15/2027 (a)	25,578	26,989
EchoStar Corp.
10.75%, 11/30/2029	1,015	1,087
6.75% (PIK), 11/30/2030 (c)	14,280	13,129
GCI LLC 4.75%, 10/15/2028 (a)	18,845	17,849
Gray Media, Inc.
7.00%, 5/15/2027 (a)	13,333	13,075
10.50%, 7/15/2029 (a)	16,434	16,948
4.75%, 10/15/2030 (a)	1,286	758
5.38%, 11/15/2031 (a)	6,792	3,944
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	23,546	19,956
10.88%, 5/1/2030 (a)	20,841	12,283
7.75%, 8/15/2030 (a)	8,673	6,640
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (a)	5,580	5,473
Midcontinent Communications 8.00%, 8/15/2032 (a)	5,290	5,415
News Corp.
3.88%, 5/15/2029 (a)	2,918	2,759
5.13%, 2/15/2032 (a)	2,265	2,190
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	27,669	27,370
4.75%, 11/1/2028 (a)	15,171	14,374
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	427	418
4.25%, 1/15/2029 (a)	1,658	1,558
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
4.63%, 3/15/2030 (a)	3,625	3,391
7.38%, 2/15/2031 (a)	5,564	5,845
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	7,576	6,135
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	3,703	3,668
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	15,235	15,026
4.00%, 7/15/2028 (a)	20,726	19,468
5.50%, 7/1/2029 (a)	25,960	25,422
Stagwell Global LLC 5.63%, 8/15/2029 (a)	10,523	10,194
TEGNA, Inc.
4.63%, 3/15/2028	303	290
5.00%, 9/15/2029	2,563	2,424
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	9,942	10,099
7.38%, 6/30/2030 (a)	9,700	9,475
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	317	279
		476,996
Metals & Mining — 1.5%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	6,042	5,999
6.13%, 5/15/2028 (a)	4,182	4,197
7.13%, 3/15/2031 (a)	4,376	4,557
ATI, Inc.
5.88%, 12/1/2027	7,169	7,169
4.88%, 10/1/2029	3,082	2,962
7.25%, 8/15/2030	4,149	4,314
5.13%, 10/1/2031	2,890	2,741
Big River Steel LLC 6.63%, 1/31/2029 (a)	9,829	9,874
Carpenter Technology Corp.
6.38%, 7/15/2028	6,581	6,602
7.63%, 3/15/2030	1,513	1,562
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	7,530	7,022
6.88%, 11/1/2029 (a)	6,077	6,109
6.75%, 4/15/2030 (a)	5,154	5,159
7.50%, 9/15/2031 (a)	3,160	3,208
Novelis Corp.
4.75%, 1/30/2030 (a)	4,987	4,700
3.88%, 8/15/2031 (a)	1,684	1,482
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Metals & Mining — continued
Novelis, Inc. 6.88%, 1/30/2030 (a)	1,462	1,495
United States Steel Corp. 6.88%, 3/1/2029	444	450
		79,602
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	2,311	2,403
Oil, Gas & Consumable Fuels — 10.0%
Aethon United BR LP 7.50%, 10/1/2029 (a)	4,418	4,555
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	9,166	9,159
5.75%, 1/15/2028 (a)	9,553	9,558
Antero Resources Corp.
8.38%, 7/15/2026 (a)	4,943	5,050
7.63%, 2/1/2029 (a)	5,326	5,472
5.38%, 3/1/2030 (a)	1,972	1,945
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	875	864
6.63%, 10/15/2032 (a)	5,120	5,170
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	10,825	11,083
7.38%, 3/15/2032 (a)	5,358	5,238
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,636	3,633
7.00%, 7/15/2029 (a)	3,233	3,335
7.25%, 7/15/2032 (a)	2,249	2,351
Buckeye Partners LP
4.13%, 12/1/2027	3,013	2,906
4.50%, 3/1/2028 (a)	6,136	5,955
6.75%, 2/1/2030 (a)	6,267	6,437
California Resources Corp. 7.13%, 2/1/2026 (a)	1,634	1,632
Chord Energy Corp. 6.38%, 6/1/2026 (a)	11,562	11,574
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	12,442	12,948
8.63%, 11/1/2030 (a)	5,850	6,157
8.75%, 7/1/2031 (a)	6,356	6,635
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,755	1,635
CNX Resources Corp.
6.00%, 1/15/2029 (a)	3,953	3,923
7.38%, 1/15/2031 (a)	3,170	3,257
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	17,148	16,859
5.88%, 1/15/2030 (a)	4,582	4,365
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	147

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	15,160	15,868
7.63%, 4/1/2032 (a)	6,760	6,762
7.38%, 1/15/2033 (a)	4,455	4,369
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	7,222	6,847
4.38%, 6/15/2031 (a)	3,021	2,806
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	15,465	15,846
8.75%, 5/1/2031 (a)	5,819	6,253
Energy Transfer LP 7.38%, 2/1/2031 (a)	2,680	2,826
EQM Midstream Partners LP
7.50%, 6/1/2027 (a)	4,380	4,490
6.50%, 7/1/2027 (a)	5,785	5,934
4.50%, 1/15/2029 (a)	6,864	6,685
7.50%, 6/1/2030 (a)	2,838	3,086
4.75%, 1/15/2031 (a)	7,753	7,485
Expand Energy Corp.
5.38%, 2/1/2029	2,559	2,554
6.75%, 4/15/2029 (a)	24,389	24,718
5.38%, 3/15/2030	6,771	6,731
4.75%, 2/1/2032	6,903	6,544
Genesis Energy LP
8.00%, 1/15/2027	1,446	1,473
7.75%, 2/1/2028	3,856	3,900
8.25%, 1/15/2029	1,816	1,873
8.88%, 4/15/2030	3,917	4,067
7.88%, 5/15/2032	2,876	2,894
8.00%, 5/15/2033	2,110	2,131
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	7,391	7,543
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,705	3,883
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	5,455	5,454
5.88%, 3/1/2028 (a)	1,880	1,894
6.50%, 6/1/2029 (a)	4,381	4,474
4.25%, 2/15/2030 (a)	5,142	4,851
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	405	404
5.75%, 2/1/2029 (a)	1,993	1,946
6.00%, 4/15/2030 (a)	3,372	3,250
6.25%, 4/15/2032 (a)	2,357	2,254
Howard Midstream Energy Partners LLC
8.88%, 7/15/2028 (a)	7,813	8,244
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
7.38%, 7/15/2032 (a)	3,464	3,609
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	2,560	2,619
5.88%, 6/15/2030 (a)	3,712	3,705
Matador Resources Co.
6.50%, 4/15/2032 (a)	4,034	4,034
6.25%, 4/15/2033 (a)	6,577	6,462
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	5,033	5,125
8.38%, 2/15/2032 (a)	4,835	4,912
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	3,476	3,548
NuStar Logistics LP
5.75%, 10/1/2025	1,012	1,012
6.00%, 6/1/2026	2,940	2,956
5.63%, 4/28/2027	7,623	7,658
6.38%, 10/1/2030	194	198
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	3,127	3,205
9.88%, 7/15/2031 (a)	11,085	12,210
7.00%, 1/15/2032 (a)	6,693	6,876
6.25%, 2/1/2033 (a)	4,650	4,673
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	2,615	2,710
Range Resources Corp.
8.25%, 1/15/2029	11,722	12,070
4.75%, 2/15/2030 (a)	5,225	4,987
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (a)	5,000	4,971
4.80%, 5/15/2030 (a)	595	561
SM Energy Co.
6.75%, 9/15/2026	7,167	7,170
6.63%, 1/15/2027	11,843	11,836
6.50%, 7/15/2028	1,902	1,906
6.75%, 8/1/2029 (a)	4,689	4,697
7.00%, 8/1/2032 (a)	4,018	4,020
Sunoco LP
5.88%, 3/15/2028	303	303
7.00%, 5/1/2029 (a)	2,665	2,762
4.50%, 5/15/2029	1,835	1,756
4.50%, 4/30/2030	10,568	9,994
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	1,650	1,649
5.50%, 1/15/2028 (a)	4,540	4,456
7.38%, 2/15/2029 (a)	3,870	3,955
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.00%, 12/31/2030 (a)	6,645	6,449
6.00%, 9/1/2031 (a)	7,842	7,571
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	10,301	10,730
9.50%, 2/1/2029 (a)	2,995	3,307
7.00%, 1/15/2030 (a)	6,558	6,648
8.38%, 6/1/2031 (a)	655	683
9.88%, 2/1/2032 (a)	6,445	7,049
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	6,569	6,333
		543,410
Passenger Airlines — 1.0%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	12,873	12,860
5.75%, 4/20/2029 (a)	17,301	17,205
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	8,796	9,311
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	4,764	4,797
United Airlines, Inc. 4.38%, 4/15/2026 (a)	8,376	8,270
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	4,686	4,685
		57,128
Personal Care Products — 0.5%
Coty, Inc. 4.75%, 1/15/2029 (a)	6,046	5,831
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	9,830	9,708
4.13%, 4/1/2029 (a)	4,422	4,118
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	3,354	3,354
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	3,437	3,391
		26,402
Pharmaceuticals — 2.6%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	24,504	24,381
8.50%, 1/31/2027 (a)	1,855	1,798
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	43,502	43,393
5.00%, 1/30/2028 (a)	5,505	4,335
4.88%, 6/1/2028 (a)	12,713	11,029
5.00%, 2/15/2029 (a)	10,285	7,199
6.25%, 2/15/2029 (a)	5,466	3,936
5.25%, 1/30/2030 (a)	8,054	5,200
5.25%, 2/15/2031 (a)	8,085	4,998
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (g)	2,956	3,012
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pharmaceuticals — continued
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	2,146	2,300
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡ (b)	5,067	—
GCB144A Endo (Luxembourg) 0.00%, 4/1/2029 ‡	7,570	—
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	5,990	6,322
Organon & Co.
4.13%, 4/30/2028 (a)	12,993	12,359
5.13%, 4/30/2031 (a)	13,542	12,340
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (b)	7,307	—
		142,602
Professional Services — 0.1%
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	2,244	2,193
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	5,620	5,753
		7,946
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	3,870	3,184
5.25%, 4/15/2030 (a)	12,288	9,740
Kennedy-Wilson, Inc. 5.00%, 3/1/2031	90	81
		13,005
Semiconductors & Semiconductor Equipment — 1.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	6,368	6,378
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	5,185	5,476
Entegris, Inc.
4.38%, 4/15/2028 (a)	7,269	7,005
4.75%, 4/15/2029 (a)	9,626	9,303
3.63%, 5/1/2029 (a)	5,938	5,505
5.95%, 6/15/2030 (a)	14,491	14,519
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	15,323	14,495
Synaptics, Inc. 4.00%, 6/15/2029 (a)	4,515	4,179
		66,860
Software — 1.2%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	3,975	3,975
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	7,500	7,277
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	4,815	4,519
4.88%, 7/1/2029 (a)	5,347	4,906
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	6,559	6,361
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	149

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
5.13%, 4/15/2029 (a)	5,658	5,438
RingCentral, Inc. 8.50%, 8/15/2030 (a)	8,540	9,011
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	18,020	17,943
6.50%, 6/1/2032 (a)	5,830	5,964
		65,394
Specialized REITs — 0.4%
Iron Mountain, Inc.
5.00%, 7/15/2028 (a)	4,258	4,169
4.88%, 9/15/2029 (a)	6,237	6,008
5.25%, 7/15/2030 (a)	6,980	6,739
4.50%, 2/15/2031 (a)	3,863	3,583
6.25%, 1/15/2033 (a)	842	847
SBA Communications Corp. 3.13%, 2/1/2029	709	650
		21,996
Specialty Retail — 1.9%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,627	4,490
4.63%, 11/15/2029 (a)	6,914	6,588
4.75%, 3/1/2030	1,720	1,635
Bath & Body Works, Inc.
6.63%, 10/1/2030 (a)	4,738	4,838
6.88%, 11/1/2035	331	343
6.75%, 7/1/2036	2,545	2,599
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (b)	2,524	145
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,101	4,661
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	2,759	2,808
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	7,314	6,776
PetSmart, Inc.
4.75%, 2/15/2028 (a)	15,109	14,346
7.75%, 2/15/2029 (a)	7,586	7,341
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	9,508	8,950
4.88%, 11/15/2031 (a)	4,887	4,533
Staples, Inc.
10.75%, 9/1/2029 (a)	19,665	18,780
12.75%, 1/15/2030 (a)	13,003	9,411
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	3,626	3,623
		101,867
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	2,012	2,098
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — continued
Seagate HDD Cayman
8.25%, 12/15/2029	6,104	6,539
8.50%, 7/15/2031	1,878	2,020
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	877	710
8.88%, 11/30/2029 (a)	4,989	4,117
		15,484
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	2,565	2,732
Trading Companies & Distributors — 1.5%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	3,855	3,830
6.63%, 6/15/2029 (a)	5,160	5,233
Imola Merger Corp. 4.75%, 5/15/2029 (a)	17,132	16,482
United Rentals North America, Inc.
4.88%, 1/15/2028	4,952	4,885
5.25%, 1/15/2030	8,165	8,074
6.13%, 3/15/2034 (a)	11,852	11,986
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	12,782	13,003
6.38%, 3/15/2029 (a)	9,908	10,079
6.63%, 3/15/2032 (a)	4,820	4,922
6.38%, 3/15/2033 (a) (h)	2,826	2,852
		81,346
Wireless Telecommunication Services — 0.2%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	10,254	3,203
6.00%, 2/15/2028 (a)	3,390	1,043
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	670	542
United States Cellular Corp. 6.70%, 12/15/2033	4,343	4,692
		9,480
Total Corporate Bonds (Cost $4,664,110)		4,606,697
Loan Assignments — 7.0% (f) (i)
Automobile Components — 0.2%
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/31/2031	2,072	2,065
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.34%, 10/4/2028	9,784	9,218
		11,283
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.56%, 3/31/2028	7,080	7,086
Broadline Retail — 0.1%
Shutterfly Finance LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 1.00%), 5.33%, 10/1/2027	5,363	4,825
Building Products — 0.5%
ACProducts Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 8.84%, 5/17/2028	9,070	6,775
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/4/2031	6,405	6,388
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/28/2031	4,055	4,059
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 2/10/2032 (j)	10,102	10,084
		27,306
Chemicals — 0.3%
INEOS US Finance LLC, 1st Lien Term Loan B (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/18/2030	5,841	5,746
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00% (Cash)), 14.30%, 1/16/2026 (c)	3,186	3,186
(3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00% (Cash)), 14.30%, 10/12/2028 (c)	5,209	5,179
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00% (Cash)), 14.30%, 7/16/2026 (c)	3,179	3,179
W.R. Grace Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 9/22/2028	1,420	1,418
		18,708
Commercial Services & Supplies — 0.3%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028	8,988	8,975
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 11/19/2031	5,128	5,103
		14,078
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Staples Distribution & Retail — 0.6%
Moran Foods LLC, 1st Lien PIK Term Loan
(3-MONTH CME TERM SOFR + 5.25% (PIK) + 2.00% (Cash) +0.1% (CAS)), 11.68%, 6/30/2026 ‡ (c)	8,553	4,123
(3-MONTH CME TERM SOFR + 5.25% (PIK) + 2.00% (Cash) +0.1% (CAS)), 11.68%, 6/30/2026 ‡ (c)	21,110	16,689
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.90%, 6/30/2026 ‡	7,235	7,235
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/2/2029 ‡	3,435	3,435
Moran Foods LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.50%), 12.82%, 1/2/2029 ‡	2,999	3,000
		34,482
Containers & Packaging — 0.3%
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/4/2027	7,483	7,480
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 9.42%, 10/30/2028 (j)	8,370	7,733
		15,213
Diversified Telecommunication Services — 0.1%
Altice France SA, 1st Lien Term Loan B-14 (France) (3-MONTH CME TERM SOFR + 5.50%), 9.80%, 8/15/2028	6,838	6,124
Electronic Equipment, Instruments & Components — 0.2%
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.56%, 12/2/2031	10,312	10,063
Entertainment — 0.1%
Crown Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (1-MONTH CME TERM SOFR + 5.25%), 9.56%, 12/2/2031	5,215	5,197
Financial Services — 0.3%
Belron Finance US LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/16/2031	3,699	3,708
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	151

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Financial Services — continued
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.05%, 3/27/2029	907	907
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/17/2031 (j)	10,185	10,171
		14,786
Ground Transportation — 0.4%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	7,566	7,546
First Student Bidco, Inc., 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	5,909	5,892
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	2,314	2,308
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 6/30/2028	4,156	3,601
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.50%), 7.94%, 6/30/2028	811	703
		20,050
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.67%, 5/10/2027	2,970	2,959
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 10/23/2028	4,295	4,300
		7,259
Health Care Providers & Services — 0.4%
PAREXEL International, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028	8,653	8,663
Star Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 8.33%, 9/27/2030	3,325	3,254
US Renal Care, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 5.00%), 9.44%, 6/28/2028 (j)	11,399	10,387
		22,304
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 3/14/2031	2,863	2,859
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Insurance — 0.0% ^
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.79%, 6/20/2030	2,283	2,284
IT Services — 0.2%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031	8,321	8,340
Leisure Products — 0.3%
FGI Operating Co. LLC, 1st Lien Term Loan, 12.50%, 1/31/2025 ‡ (b)	3,595	302
Topgolf Callaway Brands Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.31%, 3/18/2030	3,267	3,227
Varsity Brands LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.07%, 8/26/2031	11,000	10,991
		14,520
Machinery — 0.1%
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 4/5/2029	3,618	3,628
Media — 0.6%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.31%, 12/9/2030 (j)	12,870	12,837
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 8.44%, 8/23/2028	1,280	1,279
CSC Holdings LLC, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 8.81%, 1/18/2028	9,361	9,185
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.55%, 8/2/2027	1,883	1,884
iHeartCommunications, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.78%), 10.39%, 5/1/2029	10,343	8,809
		33,994
Oil, Gas & Consumable Fuels — 0.1%
EPIC Crude Services LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 10/15/2031	4,753	4,765
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 9.30%, 4/20/2028	6,146	6,271
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Personal Care Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.19%, 5/17/2028	6,448	5,901
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/31/2031	7,141	7,153
Software — 0.6%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/15/2029 (j)	2,775	2,767
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.79%, 11/25/2031	7,828	7,860
Genesys Cloud Services, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2032	4,619	4,595
Icon Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/13/2031	4,180	4,168
Icon Parent, Inc., 2nd Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 9.32%, 11/12/2032	3,333	3,372
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 11/28/2028	6,236	6,252
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/10/2031	2,836	2,835
		31,849
Specialty Retail — 0.8%
Claire's Stores, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.50%), 10.89%, 12/18/2026	12,803	9,986
Park River Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.82%, 12/28/2027	5,489	5,317
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.84%, 3/3/2028	15,019	13,832
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.17%, 2/11/2028	5,678	5,648
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Serta Simmons Bedding LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 7.50%), 11.94%, 6/29/2028	6,293	5,846
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029 (j)	1,255	1,250
		41,879
Total Loan Assignments (Cost $402,799)		382,207
U.S. Treasury Obligations — 2.3%
U.S. Treasury Notes
4.13%, 10/31/2029	28,595	28,729
3.88%, 8/15/2034	38,000	37,062
4.25%, 11/15/2034	56,885	57,107
Total U.S. Treasury Obligations (Cost $121,355)		122,898
	SHARES (000)
Common Stocks — 1.9%
Broadline Retail — 0.1%
Moran Foods Backstop Equity ‡ *	95,914,057	96
MYT Holding LLC ‡ *	5,623	1,406
NMG Parent LLC ‡ *	83	2,136
		3,638
Chemicals — 0.1%
Venator Materials plc ‡ *	11	4,338
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc. *	170	6,123
Windstream Holdings, Inc. ‡ *	14	240
		6,363
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡ *	7,077	14
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	107	1,313
Machinery — 0.0% ^
SSB Equipment Co., Inc. ‡ *	395	—
Media — 0.1%
Audacy, Inc. *	64	1,142
Clear Channel Outdoor Holdings, Inc. *	2,312	2,889
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	153

JPMorgan High Yield Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — continued
iHeartMedia, Inc., Class A *	273	483
National CineMedia, Inc. *	549	3,676
		8,190
Oil, Gas & Consumable Fuels — 0.3%
Expand Energy Corp.	76	7,554
Gulfport Energy Corp. *	42	7,029
		14,583
Pharmaceuticals — 0.4%
Endo GUC Trust ‡ *	751	469
Endo, Inc. *	311	8,965
Mallinckrodt plc ‡ *	138	13,361
		22,795
Specialized REITs — 0.2%
VICI Properties, Inc.	393	12,763
Specialty Retail — 0.1%
Claire's Stores, Inc. ‡ * (k)	17	1
NMG, Inc. ‡ *	6	776
Rite Aid ‡ * (b)	25	—
Serta Simmons Bedding LLC ‡ *	394	3,773
		4,550
Wireless Telecommunication Services — 0.5%
Intelsat SA (Luxembourg) ‡ *	749	26,417
Total Common Stocks (Cost $106,658)		104,964
Preferred Stocks — 0.3%
Broadline Retail — 0.3%
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $12,938)	13,477	17,655
Convertible Preferred Stocks — 0.3%
Specialty Retail — 0.3%
Claire's Stores, Inc. ‡ (k) (Cost $21,783)	17	17,363
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.2%
Broadline Retail — 0.0% ^
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	732
3.75%, 2/15/2030	4,448	1,290
		2,022
Media — 0.2%
EchoStar Corp. 3.88% (PIK), 11/30/2030 (c)	6,980	8,618
Total Convertible Bonds (Cost $12,852)		10,640
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	109	—
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD ‡ *	77	23
expiring 9/30/2028, price 1.00 USD ‡ *	13	4
Total Warrants (Cost $210)		27
	SHARES (000)
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.24% (l) (m) (Cost $144,588)	144,588	144,588
Total Investments — 99.1% (Cost $5,487,293)		5,407,039
Other Assets in Excess of Liabilities — 0.9%		50,827
NET ASSETS — 100.0%		5,457,866

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
CAS	Credit Adjustment Spread
CME	Chicago Mercantile Exchange
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Income Funds	February 28, 2025

SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2025.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of February 28, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)	Fund is subject to legal or contractual restrictions on the resale of the security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of February 28, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	155

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 26.2%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (b)	600	471
Acrc 3.75%, 11/15/2026 ‡ (a)	28,000	26,740
Areit Frn 9.17%, 10/17/2025 ‡ (a) (b)	29,000	28,643
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	8,795	6,864
Series 2019-BN16, Class F, 3.67%, 2/15/2052 (a) (b)	3,000	1,283
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (a)	2,800	2,328
Series 2019-BN17, Class E, 3.00%, 4/15/2052 (a)	2,500	1,924
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (a)	8,600	5,273
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,841	1,495
Series 2019-BN23, Class XA, IO, 0.68%, 12/15/2052 (b)	38,308	1,044
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (a)	5,000	3,746
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (a)	3,500	2,442
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (a) (b)	5,231	3,959
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (a) (b)	4,145	2,933
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (a)	2,149	1,353
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (b)	1,000	862
Series 2017-BNK5, Class C, 4.21%, 6/15/2060 (b)	2,050	1,969
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (a)	3,195	2,624
Series 2018-BN14, Class XB, IO, 0.09%, 9/15/2060 (b)	132,263	420
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (a)	3,000	2,128
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,000	516
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (a)	1,500	1,286
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (a)	1,250	974
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (a)	2,000	1,453
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-BN19, Class C, 4.03%, 8/15/2061 (b)	2,500	1,971
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	2,000	1,491
Series 2019-BN18, Class E, 3.00%, 5/15/2062 (a)	2,150	1,059
Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (b)	48,920	1,484
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (a)	6,721	4,053
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (a)	8,600	4,326
Series 2019-BN24, Class XA, IO, 0.63%, 11/15/2062 (b)	98,320	2,638
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (a)	4,250	3,321
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	7,380	5,565
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (a)	4,250	2,882
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	3,250	2,452
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	5,520	3,473
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	7,278	6,350
Series 2021-BN33, Class D, 2.50%, 5/15/2064 (a)	3,700	2,656
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (a)	3,850	2,481
Series 2021-BN35, Class XB, IO, 0.60%, 6/15/2064 (b)	40,000	1,359
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (a) (b)	5,300	3,460
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (b)	26,446	27,519
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	19,628	20,375
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	6,665	7,030
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (a)	8,451	5,032
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 6.95%, 3/15/2037 (a) (b)	6,000	4,955
Series 2017-C1, Class D, 3.54%, 2/15/2050 (a) (b)	1,000	636
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-C11, Class XB, IO, 0.96%, 9/15/2054 (b)	30,040	1,656
Series 2021-C11, Class XA, IO, 1.36%, 9/15/2054 (b)	158,710	9,510
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (b)	7,100	8,005
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (b)	15,110	16,043
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	2,000	1,116
Series 2018-B1, Class C, 4.20%, 1/15/2051 (b)	1,000	867
Series 2018-B2, Class XA, IO, 0.45%, 2/15/2051 (b)	33,504	340
Series 2018-B8, Class D, 3.00%, 1/15/2052 (a)	3,050	2,066
Series 2019-B9, Class D, 3.00%, 3/15/2052 (a)	2,000	1,255
Series 2019-B9, Class F, 3.74%, 3/15/2052 (a) (b)	6,000	2,847
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	1,900	902
Series 2020-B16, Class E, 2.50%, 2/15/2053 (a)	7,250	4,765
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,361
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (b)	27,131	28,626
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (b)	278	292
Series 2024-V5, Class A3, 5.81%, 1/10/2057	4,133	4,284
Series 2024-V9, Class A3, 5.60%, 8/15/2057	15,500	15,998
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	3,000	1,654
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	9,150	4,759
BHMS Series 2018-ATLS, Class A, 5.86%, 7/15/2035 (a) (b)	27,095	27,070
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (b)	28,900	30,743
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 2B10, PO, 5/25/2052 ‡ (a)	22,815	22,692
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (a)	10,499	8,285
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (a)	5,000	3,763
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-FRR1, Class 1A5, 8.67%, 5/25/2052 (a) (b)	525	521
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.47%, 2/17/2055 (b)	78,858	1,939
Series 2023-C5, Class A5, 5.77%, 6/15/2056	17,900	18,867
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (b)	39,786	41,831
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (b)	27,530	29,621
Series 2023-C7, Class A5, 6.16%, 12/15/2056	10,900	11,773
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	18,530	19,144
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (b)	24,700	26,271
Series 2024-C9, Class XA, IO, 0.86%, 7/15/2057 (b)	80,114	5,365
Series 2024-C9, Class A5, 5.76%, 7/15/2057	10,710	11,339
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	10,200	10,415
Series 2024-C10, Class XA, IO, 0.61%, 11/15/2057 (b)	386,740	20,042
Series 2024-5C7, Class XA, IO, 0.93%, 11/15/2057 (a) (b)	91,990	3,524
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (b)	7,000	7,221
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (b)	1,550	1,597
BX
Series 2021-MFM1, Class E, 6.68%, 1/15/2034 (a) (b)	2,275	2,258
Series 2021-MFM1, Class F, 7.43%, 1/15/2034 (a) (b)	1,400	1,388
BX Commercial Mortgage Trust
Series 2024-MF, Class A, 5.75%, 2/15/2039 (a) (b)	7,943	7,945
Series 2024-MF, Class B, 6.00%, 2/15/2039 (a) (b)	3,223	3,225
Series 2024-AIR2, Class A, 5.80%, 10/15/2041 (a) (b)	3,500	3,513
BX Mortgage Trust
Series 2025-BIO3, Class C, 6.96%, 2/10/2042 (a) (b)	15,700	16,178
Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (a) (b)	7,900	7,896
California Housing Finance Agency Series 2021-2, Class X, IO, 0.83%, 3/25/2035 (b)	61,982	2,627
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (a)	2,300	1,732
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	157

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CK45, 0.00%, 3/31/2025 (a) (b)	12,500	12,416
Series 2021-FRR1, Class DK45, 0.00%, 3/31/2025 (a)	10,400	10,318
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,200	7,593
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	20,000	18,688
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,700	6,198
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,500	2,291
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	6,970	5,145
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,000	6,166
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,000	10,046
Series 2021-FRR1, Class BK58, 2.41%, 9/29/2029 (a) (b)	11,000	10,236
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (b)	3,000	2,108
Series 2017-CD3, Class D, 3.25%, 2/10/2050 (a)	700	152
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	3,550	2,970
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	266	235
Series 2017-CD6, Class C, 4.27%, 11/13/2050 (b)	914	844
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (a) (b)	1,629	1,292
Series 2018-CD7, Class C, 4.84%, 8/15/2051 (b)	2,700	2,456
Series 2019-CD8, Class XB, IO, 0.70%, 8/15/2057 (a) (b)	78,512	2,157
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (a)	1,910	988
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class C, 4.17%, 11/10/2049 (b)	800	706
Series 2016-C6, Class D, 4.17%, 11/10/2049 (a) (b)	1,900	1,422
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (a)	4,359	3,682
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (b)	809	477
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 5.11%, 9/10/2045 (a) (b)	1,875	1,269
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (a)	3,750	2,027
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (a)	8,955	7,103
Series 2015-GC31, Class D, 4.03%, 6/10/2048 (b)	3,800	677
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,285	2,093
Series 2016-GC36, Class C, 4.74%, 2/10/2049 (b)	1,000	805
Series 2016-P3, Class B, 4.27%, 4/15/2049 (b)	1,200	1,118
Series 2016-P4, Class C, 3.94%, 7/10/2049 (b)	3,624	3,185
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (b)	1,500	1,356
Series 2016-C3, Class D, 3.00%, 11/15/2049 (a)	1,500	1,098
Series 2016-P6, Class D, 3.25%, 12/10/2049 (a)	2,000	1,416
Series 2017-C4, Class D, 3.00%, 10/12/2050 (a)	5,453	4,506
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (a)	9,287	4,937
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	2,309
Series 2015-GC33, Class D, 3.17%, 9/10/2058	9,000	5,077
Series 2015-GC33, Class E, 4.57%, 9/10/2058 (a) (b)	4,330	2,048
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (a) (b)	14,250	14,390
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a) (b)	5,484	5,611
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (a) (b)	5,976	6,175
Series 2018-COR3, Class B, 4.52%, 5/10/2051 (b)	2,000	1,739
Commercial Mortgage Trust
Series 2013-CR8, Class D, 3.52%, 6/10/2046 (a) (b)	750	749
Series 2013-CR13, Class E, 5.10%, 11/10/2046 (a) (b)	1,500	265
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-CR14, Class C, 3.77%, 2/10/2047 (b)	1,000	935
Series 2014-UBS2, Class D, 4.91%, 3/10/2047 (a) (b)	1,865	1,394
Series 2014-LC15, Class D, 4.81%, 4/10/2047 (a) (b)	1,580	1,528
Series 2014-CR19, Class E, 4.01%, 8/10/2047 (a) (b)	6,000	5,350
Series 2014-CR19, Class D, 4.51%, 8/10/2047 (a) (b)	957	912
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	4,760	3,322
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	12,987	12,344
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (a)	3,700	2,886
Series 2014-CR21, Class D, 4.23%, 12/10/2047 (a) (b)	212	208
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (a)	3,000	2,746
Series 2015-CR22, Class D, 4.05%, 3/10/2048 (a) (b)	4,174	3,151
Series 2015-CR23, Class D, 4.38%, 5/10/2048 (b)	1,490	1,199
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (a)	3,000	1,962
Series 2015-LC21, Class D, 4.30%, 7/10/2048 (b)	4,200	3,754
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (b)	1,458	1,196
Series 2015-CR25, Class D, 3.77%, 8/10/2048 (b)	1,000	931
Series 2015-CR27, Class D, 3.46%, 10/10/2048 (a) (b)	2,072	1,737
Series 2015-LC23, Class D, 3.54%, 10/10/2048 (a) (b)	2,000	1,708
Series 2015-LC23, Class E, 3.54%, 10/10/2048 (a) (b)	3,500	2,837
Series 2016-CR28, Class E, 4.07%, 2/10/2049 (a) (b)	3,588	2,770
Series 2016-DC2, Class C, 4.66%, 2/10/2049 (b)	2,500	2,434
Series 2016-COR1, Class XB, IO, 0.43%, 10/10/2049 (a) (b)	27,554	139
Series 2016-COR1, Class C, 4.32%, 10/10/2049 (b)	1,000	869
Series 2013-CR11, Class D, 4.46%, 8/10/2050 (a) (b)	2,730	2,604
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-COR3, Class D, 2.81%, 5/10/2051 (a) (b)	3,250	1,133
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	5,487
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.55%, 11/15/2048 (b)	3,298	3,119
Series 2016-C5, Class D, 3.63%, 11/15/2048 (a) (b)	2,750	2,404
Series 2017-CX10, Class AS, 3.67%, 11/15/2050 (b)	7,000	6,609
Series 2018-CX11, Class C, 4.82%, 4/15/2051 (b)	6,734	6,299
Series 2019-C16, Class XA, IO, 1.53%, 6/15/2052 (b)	71,695	3,836
Series 2019-C17, Class D, 2.50%, 9/15/2052 (a)	5,500	2,618
Series 2019-C18, Class XB, IO, 0.16%, 12/15/2052 (b)	61,932	443
Series 2019-C18, Class XA, IO, 0.99%, 12/15/2052 (b)	45,562	1,625
Series 2020-C19, Class D, 2.50%, 3/15/2053 (a)	4,450	2,614
Series 2021-C20, Class E, 2.25%, 3/15/2054 (a)	5,659	3,544
Series 2015-C2, Class B, 4.21%, 6/15/2057 (b)	4,068	3,936
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	12,636	9,577
DBGS Mortgage Trust Series 2018-C1, Class D, 2.89%, 10/15/2051 (a) (b)	1,000	699
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.48%, 8/10/2049 (a) (b)	2,950	2,084
Series 2016-C3, Class E, 4.23%, 8/10/2049 (a) (b)	1,250	653
Series 2017-C6, Class D, 3.23%, 6/10/2050 (a) (b)	1,800	1,337
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (b)	12,915	13,053
FHLMC
Series 2023-MN7, Class M1, 7.95%, 9/25/2043 (a) (b)	3,650	3,688
Series 2023-MN7, Class M2, 10.05%, 9/25/2043 (a) (b)	10,000	10,924
Series 2023-MN7, Class B1, 13.20%, 9/25/2043 (a) (b)	11,000	12,842
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	159

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2024-MN8, Class M1, 7.20%, 5/25/2044 (a) (b)	4,930	4,984
Series 2024-MN8, Class M2, 8.60%, 5/25/2044 (a) (b)	12,025	12,481
Series 2024-MN8, Class B1, 11.70%, 5/25/2044 (a) (b)	8,300	9,292
Series 2025-MN10, Class M1, 6.37%, 2/25/2045 (a) (b)	11,450	11,460
Series 2025-MN10, Class M2, 7.17%, 2/25/2045 (a) (b)	6,900	6,911
Series 2025-MN10, Class B1, 9.27%, 2/25/2045 (a) (b)	820	826
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (b)	55,155	6,134
FHLMC, Multi-Class Certificates
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (b)	15,039	688
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	2,559
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (b)	31,381	4,221
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (b)	40,000	2,725
Series 2023-RR21, Class X, IO, 3.28%, 4/27/2036 (b)	186,283	40,374
Series 2021-P011, Class X1, IO, 1.77%, 9/25/2045 (b)	9,611	1,077
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 7.70%, 7/25/2041 (a) (b)	14,070	14,070
Series 2021-MN2, Class B1, 9.85%, 7/25/2041 (a) (b)	2,000	2,005
Series 2024-MN9, Class M1, 6.80%, 10/25/2044 (a) (b)	2,099	2,123
Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (a) (b)	577	575
Series 2021-MN1, Class M2, 8.10%, 1/25/2051 (a) (b)	14,640	15,220
Series 2021-MN1, Class B1, 12.10%, 1/25/2051 (a) (b)	2,100	2,329
Series 2021-MN3, Class M2, 8.35%, 11/25/2051 (a) (b)	18,800	19,547
Series 2021-MN3, Class B1, 11.20%, 11/25/2051 (a) (b)	3,500	3,730
Series 2022-MN4, Class M2, 10.85%, 5/25/2052 (a) (b)	2,000	2,259
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

FHLMC, Multi-Family Structured Pass-Through Certificates
Series K053, Class X1, IO, 0.86%, 12/25/2025 (b)	58,149	325
Series KC06, Class X1, IO, 0.88%, 6/25/2026 (b)	35,924	215
Series K734, Class X3, IO, 2.17%, 7/25/2026 (b)	30,250	666
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (b)	42,570	657
Series K064, Class X3, IO, 2.14%, 5/25/2027 (b)	18,830	801
Series KC05, Class X1, IO, 1.21%, 6/25/2027 (b)	146,505	2,604
Series K740, Class X1, IO, 0.73%, 9/25/2027 (b)	114,472	1,823
Series K742, Class X1, IO, 0.77%, 3/25/2028 (b)	28,618	409
Series K742, Class X3, IO, 2.59%, 4/25/2028 (b)	16,000	1,167
Series K743, Class X1, IO, 0.91%, 5/25/2028 (b)	3,943	100
Series K075, Class X3, IO, 2.13%, 5/25/2028 (b)	5,471	308
Series K080, Class X1, IO, 0.12%, 7/25/2028 (b)	138,785	674
Series K084, Class X3, IO, 2.24%, 11/25/2028 (b)	19,450	1,451
Series K091, Class X1, IO, 0.56%, 3/25/2029 (b)	8,916	180
Series K749, Class XAM, IO, 0.22%, 4/25/2029 (b)	100,000	1,007
Series KW09, Class X1, IO, 0.78%, 5/25/2029 (b)	141,386	3,446
Series K095, Class XAM, IO, 1.24%, 6/25/2029 (b)	9,000	438
Series K528, Class X1, IO, 1.01%, 7/25/2029 (b)	67,000	2,250
Series KG02, Class X1, IO, 1.02%, 8/25/2029 (b)	23,896	831
Series K100, Class X1, IO, 0.65%, 9/25/2029 (b)	230,736	5,850
Series K101, Class X3, IO, 1.89%, 10/25/2029 (b)	81,000	6,202
Series K090, Class X3, IO, 2.31%, 10/25/2029 (b)	147,080	12,480
Series K104, Class X1, IO, 1.11%, 1/25/2030 (b)	6,713	299
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K105, Class X1, IO, 1.52%, 1/25/2030 (b)	64,854	3,928
Series K107, Class X1, IO, 1.59%, 1/25/2030 (b)	88,101	5,653
Series K109, Class X1, IO, 1.57%, 4/25/2030 (b)	39,278	2,552
Series K110, Class X1, IO, 1.69%, 4/25/2030 (b)	87,894	5,868
Series K117, Class X1, IO, 1.22%, 8/25/2030 (b)	87,629	4,674
Series K119, Class X1, IO, 0.92%, 9/25/2030 (b)	34,494	1,426
Series K122, Class X1, IO, 0.87%, 11/25/2030 (b)	37,031	1,496
Series K124, Class X1, IO, 0.72%, 12/25/2030 (b)	65,404	2,232
Series K124, Class XAM, IO, 0.94%, 1/25/2031 (b)	17,689	837
Series K128, Class X1, IO, 0.51%, 3/25/2031 (b)	95,307	2,370
Series K129, Class X3, IO, 3.16%, 5/25/2031 (b)	26,500	4,197
Series K130, Class X1, IO, 1.04%, 6/25/2031 (b)	29,873	1,581
Series K131, Class X1, IO, 0.73%, 7/25/2031 (b)	18,888	730
Series K131, Class X3, IO, 2.95%, 9/25/2031 (b)	19,369	2,902
Series KG06, Class X1, IO, 0.53%, 10/25/2031 (b)	56,078	1,593
Series K136, Class X1, IO, 0.40%, 12/25/2031 (b)	99,117	1,915
Series K140, Class X1, IO, 0.29%, 1/25/2032 (b)	170,223	3,097
Series K-150, Class X1, IO, 0.31%, 9/25/2032 (b)	24,949	558
Series K-154, Class X1, IO, 0.35%, 1/25/2033 (b)	10,895	291
Series K-161, Class X3, IO, 5.48%, 11/25/2033 (b)	8,038	2,793
Series KX04, Class XFX, IO, 1.66%, 1/25/2034 (b)	74,481	3,394
Series K-1514, Class X1, IO, 0.58%, 10/25/2034 (b)	49,079	2,010
Series K-1512, Class X3, IO, 3.16%, 10/25/2034 (b)	7,134	1,575
Series K-1515, Class X1, IO, 1.51%, 2/25/2035 (b)	19,776	2,026
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series Q012, Class X, IO, 4.03%, 9/25/2035 (b)	29,467	4,539
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (b)	14,625	900
Series K-1521, Class X1, IO, 0.98%, 8/25/2036 (b)	17,847	1,386
Series K-1510, Class X3, IO, 3.40%, 1/25/2037 (b)	200	45
Series K-1513, Class X3, IO, 2.93%, 12/25/2037 (b)	12,475	2,553
Series K-1515, Class X3, IO, 3.68%, 3/25/2038 (b)	6,000	1,590
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (b)	2,500	634
Series K-1521, Class X3, IO, 3.35%, 9/25/2039 (b)	10,834	2,857
Series K044, Class X3, IO, 2.14%, 1/25/2043 (b)	44,510	8
Series K067, Class X3, IO, 2.11%, 9/25/2044 (b)	91,000	4,345
Series 2024-MN9, Class M2, 7.60%, 10/25/2044 (a) (b)	7,900	8,030
Series 2024-MN9, Class B1, 10.35%, 10/25/2044 (a) (b)	2,000	2,089
Series K070, Class X3, IO, 2.04%, 12/25/2044 (b)	42,245	2,168
Series K724, Class X3, IO, 3.82%, 12/25/2044 (b)	95	—
Series K730, Class X3, IO, 3.31%, 2/25/2045 (b)	13,329	4
Series K065, Class X3, IO, 2.19%, 7/25/2045 (b)	13,000	600
Series K066, Class X3, IO, 2.16%, 8/25/2045 (b)	25,000	1,212
Series K072, Class X3, IO, 2.14%, 12/25/2045 (b)	20,640	1,138
Series K087, Class X3, IO, 2.28%, 1/25/2046 (b)	87,708	6,582
Series K089, Class X3, IO, 2.30%, 1/25/2046 (b)	132,506	10,529
Series K091, Class X3, IO, 2.28%, 4/25/2046 (b)	81,933	7,006
Series K078, Class X3, IO, 2.21%, 6/25/2046 (b)	2,680	171
Series K079, Class X3, IO, 2.26%, 7/25/2046 (b)	9,000	587
Series K097, Class X3, IO, 2.02%, 9/25/2046 (b)	93,876	7,268
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	161

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K081, Class X3, IO, 2.23%, 9/25/2046 (b)	29,425	2,073
Series K082, Class X3, IO, 2.21%, 10/25/2046 (b)	49,000	3,596
Series K083, Class X3, IO, 2.29%, 11/25/2046 (b)	15,000	1,132
Series K103, Class X3, IO, 1.85%, 12/25/2046 (b)	80,100	5,969
Series K102, Class X3, IO, 1.89%, 12/25/2046 (b)	69,791	5,265
Series K104, Class X3, IO, 1.89%, 2/25/2047 (b)	45,985	3,663
Series K088, Class X3, IO, 2.35%, 2/25/2047 (b)	94,987	7,647
Series K735, Class X3, IO, 2.15%, 5/25/2047 (b)	40,000	1,000
Series K093, Class X3, IO, 2.21%, 5/25/2047 (b)	136,528	10,951
Series K092, Class X3, IO, 2.25%, 5/25/2047 (b)	103,000	8,472
Series K094, Class X3, IO, 2.12%, 7/25/2047 (b)	35,331	2,898
Series K095, Class X3, IO, 2.10%, 8/25/2047 (b)	91,253	7,316
Series K736, Class X3, IO, 2.02%, 9/25/2047 (b)	89,230	2,317
Series K116, Class X3, IO, 3.02%, 9/25/2047 (b)	23,000	3,072
Series K099, Class X3, IO, 1.95%, 10/25/2047 (b)	49,100	3,650
Series K098, Class X3, IO, 2.00%, 10/25/2047 (b)	145,702	11,084
Series K740, Class X3, IO, 2.48%, 11/25/2047 (b)	21,423	1,217
Series K737, Class X3, IO, 1.78%, 1/25/2048 (b)	74,853	2,192
Series K106, Class X3, IO, 1.91%, 3/25/2048 (b)	100,622	7,807
Series K105, Class X3, IO, 1.92%, 3/25/2048 (b)	118,746	9,938
Series K111, Class X3, IO, 3.18%, 4/25/2048 (b)	52,234	7,295
Series K108, Class X3, IO, 3.49%, 4/25/2048 (b)	63,492	9,121
Series K738, Class X3, IO, 3.32%, 5/25/2048 (b)	71,537	4,498
Series K109, Class X3, IO, 3.38%, 5/25/2048 (b)	13,770	2,011
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K110, Class X3, IO, 3.40%, 6/25/2048 (b)	28,200	3,985
Series K112, Class X3, IO, 3.00%, 7/25/2048 (b)	47,630	6,334
Series K114, Class X3, IO, 2.74%, 8/25/2048 (b)	10,750	1,267
Series K119, Class X3, IO, 2.73%, 9/25/2048 (b)	8,000	1,029
Series K117, Class X3, IO, 2.87%, 10/25/2048 (b)	36,500	4,706
Series K120, Class X3, IO, 2.74%, 11/25/2048 (b)	38,372	4,780
Series K121, Class X3, IO, 2.77%, 11/25/2048 (b)	52,192	6,762
Series K739, Class X3, IO, 2.80%, 11/25/2048 (b)	39,675	2,387
Series K122, Class X3, IO, 2.63%, 1/25/2049 (b)	36,631	4,431
Series K126, Class X3, IO, 2.63%, 1/25/2049 (b)	39,727	5,093
Series K127, Class X3, IO, 2.65%, 3/25/2049 (b)	8,066	1,021
Series K743, Class X3, IO, 2.95%, 6/25/2049 (b)	5,000	417
Series K147, Class X3, IO, 3.80%, 6/25/2050 (b)	15,000	3,214
Series K096, Class X3, IO, 2.04%, 8/25/2051 (b)	48,669	3,613
Series K148, Class X3, IO, 4.15%, 8/25/2054 (b)	18,414	4,416
Series Q014, Class X, IO, 2.78%, 10/25/2055 (b)	5,225	783
Series K-152, Class X3, IO, 4.33%, 11/25/2055 (b)	2,625	671
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.44%, 12/25/2032 (b)	21,994	702
FNMA ACES
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (b)	64,245	13
Series 2019-M28, Class XAV3, IO, 1.10%, 2/25/2027 (b)	25,813	163
Series 2017-M8, Class X, IO, 0.09%, 5/25/2027 (b)	39,329	76
Series 2020-M10, Class X7, IO, 1.66%, 11/25/2027 (b)	29,575	929
Series 2020-M26, Class X3, IO, 1.73%, 1/25/2028 (b)	20,722	487
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M4, Class 1X2, IO, 0.74%, 2/25/2028 (b)	13,238	233
Series 2020-M4, Class 1X3, IO, 1.02%, 2/25/2028 (b)	72,582	1,722
Series 2020-M33, Class X, IO, 1.90%, 6/25/2028 (b)	28,543	844
Series 2019-M30, Class X4, IO, 1.10%, 8/25/2028 (b)	19,911	95
Series 2020-M10, Class X6, IO, 1.38%, 8/25/2028 (b)	17,869	627
Series 2019-M31, Class X, IO, 1.29%, 9/25/2028 (b)	29,226	996
Series 2019-M30, Class X1, IO, 0.27%, 11/25/2028 (b)	78,267	561
Series 2020-M10, Class X3, IO, 1.31%, 11/25/2028 (b)	45,567	1,506
Series 2020-M10, Class X5, IO, 1.43%, 11/25/2028 (b)	53,473	1,993
Series 2019-M12, Class X, IO, 0.56%, 6/25/2029 (b)	141,014	1,971
Series 2019-M19, Class X2, IO, 0.61%, 9/25/2029 (b)	79,675	1,705
Series 2019-M32, Class X2, IO, 1.10%, 10/25/2029 (b)	28,201	1,074
Series 2019-M30, Class X2, IO, 0.03%, 12/25/2029 (b)	98,751	225
Series 2019-M28, Class XA2, IO, 0.22%, 2/25/2030 (b)	13,480	106
Series 2020-M3, Class X1, IO, 0.32%, 2/25/2030 (b)	15,867	191
Series 2019-M28, Class XA3, IO, 0.61%, 2/25/2030 (b)	24,075	488
Series 2020-M6, Class XD, IO, 1.09%, 2/25/2030 (b)	5,655	113
Series 2020-M19, Class X1, IO, 0.42%, 5/25/2030 (b)	29,086	475
Series 2020-M7, Class X, IO, 1.02%, 7/25/2030 (b)	29,075	1,033
Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (b)	104,847	6,402
Series 2021-M16, Class X, IO, 0.66%, 1/1/2031 (b)	114,553	1,586
Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (b)	67,973	3,049
Series 2020-M22, Class X, IO, 0.86%, 3/25/2031 (b)	71,274	2,142
Series 2020-M39, Class X2, IO, 1.54%, 8/25/2031 (b)	41,384	2,099
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-M2, Class X2, IO, 0.20%, 1/25/2032 (b)	65,790	722
Series 2020-M21, Class XA, IO, 1.02%, 3/25/2032 (b)	63,824	3,333
Series 2020-M26, Class X1, IO, 0.50%, 4/25/2032 (b)	20,899	434
Series 2020-M37, Class X, IO, 1.02%, 4/25/2032 (b)	88,173	3,465
Series 2020-M47, Class X1, IO, 0.57%, 10/25/2032 (b)	52,280	719
Series 2020-M31, Class X1, IO, 0.84%, 10/25/2032 (b)	91,222	1,688
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (b)	3,000	2,978
Series 2019-M30, Class X5, IO, 0.33%, 5/25/2033 (b)	105,903	1,392
Series 2019-M31, Class X1, IO, 1.07%, 4/25/2034 (b)	38,404	2,295
Series 2018-M15, Class X, IO, 0.65%, 1/25/2036 (b)	6,747	169
Series 2020-M6, Class XL, IO, 1.07%, 11/25/2049 (b)	30,855	1,694
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	18,000	7,960
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.94%, 9/25/2024 (a) (b)	172	171
Series 2017-KF41, Class B, 6.94%, 11/25/2024 (a) (b)	125	104
Series 2018-KF49, Class B, 6.34%, 6/25/2025 (a) (b)	222	221
Series 2018-KC02, Class B, 4.09%, 7/25/2025 (a) (b)	2,520	2,486
Series 2018-KL3W, Class CW, 4.29%, 8/25/2025 (a) (b)	15,000	14,691
Series 2017-KL1P, Class BP, 3.37%, 10/25/2025 (a) (b)	11,000	10,618
Series 2018-KF53, Class B, 6.49%, 10/25/2025 (b)	492	486
Series 2018-KSL1, Class C, 4.00%, 11/25/2025 (a) (b)	15,000	14,820
Series 2018-KBX1, Class C, 3.62%, 1/25/2026 (a) (b)	7,500	7,132
Series 2019-KC03, Class B, 4.33%, 1/25/2026 (a) (b)	7,000	6,860
Series 2019-KF58, Class B, 6.59%, 1/25/2026 (a) (b)	338	334
Series 2019-KF60, Class B, 6.79%, 2/25/2026 (a) (b)	404	398
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	163

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (b)	7,609	7,256
Series 2016-KF24, Class B, 9.44%, 10/25/2026 (a) (b)	61	59
Series 2019-KF72, Class B, 6.54%, 11/25/2026 (a) (b)	2,706	2,609
Series 2020-KF74, Class B, 6.59%, 1/25/2027 (a) (b)	742	721
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (a) (b)	9,625	8,793
Series 2017-KF33, Class B, 6.99%, 6/25/2027 (a) (b)	3,885	3,698
Series 2017-KF40, Class B, 7.14%, 11/25/2027 (a) (b)	124	118
Series 2018-KHG1, Class C, 3.90%, 12/25/2027 (a) (b)	26,000	24,104
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,000	9,441
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	117,819	258
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,000	44
Series 2018-KW06, Class B, 4.28%, 6/25/2028 (a) (b)	6,326	6,008
Series 21K-F116, Class CS, 10.72%, 6/25/2028 (a) (b)	23,064	22,989
Series 2018-KF50, Class B, 6.34%, 7/25/2028 (a) (b)	145	139
Series 2021-KHG3, Class BFX, 2.40%, 9/25/2028 (a) (b)	11,071	9,736
Series 2018-KF56, Class B, 6.89%, 11/25/2028 (a) (b)	258	240
Series 2019-KW08, Class B, 4.24%, 1/25/2029 (a) (b)	16,320	15,395
Series 2019-KF57, Class B, 6.69%, 1/25/2029 (a) (b)	765	729
Series 2019-KBF3, Class C, 9.19%, 1/25/2029 (a) (b)	3,333	3,204
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (b)	3,600	3,271
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	10,000	8,775
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	171,254	526
Series 2019-KG01, Class B, 4.16%, 4/25/2029 (a) (b)	3,000	2,673
Series 2019-KF61, Class B, 6.64%, 4/25/2029 (a) (b)	1,821	1,735
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	243,638	681
Series 2019-KW09, Class B, 4.00%, 5/25/2029 (a) (b)	15,670	14,367
Series 2019-KF63, Class B, 6.79%, 5/25/2029 (a) (b)	4,113	3,696
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	22,210	15,405
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	20,000	67
Series 2019-KS11, Class C, 4.82%, 6/25/2029 (a) (b)	11,000	9,609
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	37,520	129
Series 2019-KC05, Class B, 4.17%, 7/25/2029 (a) (b)	16,737	14,885
Series 2019-KF65, Class B, 6.84%, 7/25/2029 (a) (b)	3,777	3,444
Series 2019-KF66, Class B, 6.84%, 7/25/2029 (a) (b)	1,084	1,016
Series 2019-KF67, Class B, 6.69%, 8/25/2029 (a) (b)	2,368	2,242
Series 2019-KF67, Class C, 10.44%, 8/25/2029 (a) (b)	7,103	6,097
Series 2019-KF70, Class B, 6.74%, 9/25/2029 (a) (b)	790	744
Series 2019-KC07, Class C, 3.63%, 10/25/2029 (a) (b)	9,977	8,067
Series 2019-KF71, Class B, 6.74%, 10/25/2029 (a) (b)	3,416	3,179
Series 2019-KF73, Class B, 6.89%, 11/25/2029 (a) (b)	5,928	5,589
Series 2020-KF75, Class B, 6.69%, 12/25/2029 (a) (b)	1,859	1,721
Series 2020-KF76, Class B, 7.19%, 1/25/2030 (a) (b)	1,401	1,371
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (b)	19,000	14,982
Series 2023-K752, Class D, PO, 8/25/2030 (a)	13,100	8,177
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	44,900	190
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,089	8,630
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	146,052	281
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,500	49
Series 2018-KW07, Class B, 4.08%, 10/25/2031 (a) (b)	1,000	882
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2022-KF132, Class CS, 10.72%, 2/25/2032 (a) (b)	27,436	25,413
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	11,012	7,368
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	124,173	415
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	14,882	53
Series 2023-KF149, Class CS, 10.47%, 12/25/2032 (a) (b)	8,309	8,523
Series 2018-K158, Class B, 4.27%, 10/25/2033 (a) (b)	1,750	1,521
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (a)	81,410	509
Series 19K-1511, Class C, PO, 4/25/2034 (a)	18,000	8,353
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (a)	531,419	3,342
Series 19K-1514, Class C, 0.00%, 10/25/2034 (a)	13,000	5,965
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	147,817	788
Series 2016-K53, Class B, 4.02%, 3/25/2049 (a) (b)	69	68
Series 2018-K75, Class D, PO, 4/25/2051 (a)	30,000	22,470
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	464,643	1,015
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	278
Series 2018-K83, Class D, PO, 11/25/2051 (a)	16,800	12,114
Series 2019-K92, Class D, PO, 5/25/2052 (a)	16,000	11,292
Series 2020-K105, Class D, PO, 3/25/2053 (a)	33,000	20,493
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	356,010	1,283
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	81,000	324
Series 2020-K113, Class D, PO, 5/25/2053 (a)	26,843	16,799
Series 2020-K115, Class D, PO, 9/25/2053 (a)	25,000	16,565
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	269,949	1,113
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	60,800	263
Series 2020-K118, Class D, PO, 10/25/2053 (a)	22,812	14,516
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	249,878	1,039
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	50,947	222
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-K739, Class D, PO, 11/25/2053 (a)	12,500	9,855
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	125,380	233
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	31,000	66
Series K759, Class X3, IO, 5.26%, 2/25/2057 (b)	4,589	1,325
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	216,964	874
GNMA
Series 2012-89, IO, 0.02%, 12/16/2053 (b)	6,614	—
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (b)	4,939	4,364
Series 2015-104, IO, 0.09%, 5/16/2055 (b)	6,671	13
Series 2023-127, IO, 0.41%, 7/16/2057 (b)	438,729	7,987
Series 2023-108, IO, 0.69%, 8/16/2059 (b)	218,140	8,289
Series 2018-4, IO, 0.57%, 10/16/2059 (b)	4,058	143
Series 2019-67, IO, 0.91%, 2/16/2060 (b)	8,105	456
Series 2018-106, IO, 0.65%, 4/16/2060 (b)	6,595	332
Series 2018-119, IO, 0.68%, 5/16/2060 (b)	7,681	429
Series 2019-9, IO, 0.89%, 8/16/2060 (b)	12,211	673
Series 2021-5, IO, 1.11%, 1/16/2061 (b)	6,203	491
Series 2021-47, IO, 0.99%, 3/16/2061 (b)	17,519	1,197
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (b)	18,439	671
Series 2021-95, Class TA, IF, IO, 3.37%, 6/1/2061 (b)	52,483	1,922
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (b)	4,406	222
Series 2021-108, IO, 0.97%, 6/16/2061 (b)	69,905	5,108
Series 2021-147, IO, 0.99%, 6/16/2061 (b)	30,134	2,216
Series 2021-169, IO, 1.11%, 6/16/2061 (b)	27,165	2,226
Series 2021-123, Class SA, IF, IO, 3.63%, 6/16/2061 (b)	51,259	1,957
Series 2024-195, IO, 0.60%, 7/16/2061 (b)	286,189	11,643
Series 2021-218, IO, 0.96%, 10/16/2061 (b)	15,246	1,123
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (b)	76,747	3,659
Series 2020-28, IO, 0.82%, 11/16/2061 (b)	17,082	972
Series 2020-56, IO, 0.97%, 11/16/2061 (b)	44,856	2,964
Series 2020-124, IO, 0.99%, 12/16/2061 (b)	8,582	528
Series 2025-38, IO, 0.64%, 1/16/2062 (b) (c)	160,000	6,625
Series 2019-144, IO, 0.79%, 1/16/2062 (b)	13,955	806
Series 2020-40, IO, 0.88%, 1/16/2062 (b)	39,503	2,358
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (b)	47,442	2,982
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	165

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-10, IO, 0.58%, 4/16/2062 (b)	20,682	858
Series 2020-23, IO, 0.66%, 4/16/2062 (b)	63,560	2,980
Series 2020-70, IO, 0.76%, 4/16/2062 (b)	47,787	2,651
Series 2020-38, IO, 0.82%, 4/16/2062 (b)	46,990	2,795
Series 2020-54, IO, 0.92%, 4/16/2062 (b)	160,757	10,215
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (b)	7,370	554
Series 2020-69, Class IA, IO, 1.30%, 4/16/2062 (b)	7,605	627
Series 2020-120, IO, 0.77%, 5/16/2062 (b)	8,096	481
Series 2020-91, Class IU, IO, 0.96%, 5/16/2062 (b)	18,776	1,242
Series 2020-72, IO, 1.01%, 5/16/2062 (b)	97,443	6,616
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (b)	70,575	4,382
Series 2020-108, IO, 0.85%, 6/16/2062 (b)	33,003	1,919
Series 2020-147, IO, 0.91%, 6/16/2062 (b)	167,453	11,101
Series 2020-194, IO, 1.08%, 6/16/2062 (b)	12,681	918
Series 2020-169, IO, 0.85%, 7/16/2062 (b)	353,315	22,337
Series 2020-64, IO, 1.20%, 7/16/2062 (b)	32,014	2,732
Series 2020-161, IO, 1.05%, 8/16/2062 (b)	32,920	2,454
Series 2020-111, IO, 0.87%, 9/15/2062 (b)	16,652	1,005
Series 2020-158, IO, 0.78%, 9/16/2062 (b)	53,159	3,105
Series 2021-88, IO, 0.79%, 9/16/2062 (b)	91,586	5,640
Series 2020-114, IO, 0.80%, 9/16/2062 (b)	73,788	4,245
Series 2021-3, IO, 0.87%, 9/16/2062 (b)	75,110	4,816
Series 2020-192, IO, 0.94%, 9/16/2062 (b)	60,545	4,152
Series 2020-6, IO, 0.70%, 10/16/2062 (b)	12,924	746
Series 2021-33, IO, 0.84%, 10/16/2062 (b)	117,945	7,580
Series 2021-71, IO, 0.86%, 10/16/2062 (b)	159,750	10,504
Series 2020-128, IO, 0.92%, 10/16/2062 (b)	56,104	3,756
Series 2021-80, IO, 0.90%, 12/16/2062 (b)	62,389	4,321
Series 2020-150, IO, 0.96%, 12/16/2062 (b)	82,171	5,440
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (b)	24,518	1,897
Series 2021-48, Class HT, IF, IO, 1.36%, 12/16/2062 (b)	83,866	2,095
Series 2021-40, IO, 0.82%, 2/16/2063 (b)	47,742	2,957
Series 2021-120, IO, 0.99%, 2/16/2063 (b)	51,604	3,930
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (b)	104,191	4,641
Series 2020-145, IO, 0.73%, 3/16/2063 (b)	34,353	1,829
Series 2021-101, IO, 0.68%, 4/16/2063 (b)	82,500	4,293
Series 2021-144, IO, 0.82%, 4/16/2063 (b)	29,649	1,835
Series 2021-106, IO, 0.86%, 4/16/2063 (b)	95,465	6,369
Series 2021-151, IO, 0.92%, 4/16/2063 (b)	103,038	7,254
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-168, IO, 0.80%, 5/16/2063 (b)	75,620	4,691
Series 2021-126, IO, 0.85%, 5/16/2063 (b)	14,731	988
Series 2021-22, IO, 0.97%, 5/16/2063 (b)	52,085	3,637
Series 2021-10, IO, 0.99%, 5/16/2063 (b)	35,116	2,647
Series 2021-170, IO, 0.99%, 5/16/2063 (b)	14,594	1,097
Series 2024-32, IO, 0.71%, 6/16/2063 (b)	128,598	6,620
Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (b)	46,096	1,587
Series 2021-133, IO, 0.88%, 7/16/2063 (b)	86,438	5,908
Series 2021-181, IO, 0.97%, 7/16/2063 (b)	136,466	9,536
Series 2021-61, IO, 1.04%, 8/16/2063 (b)	41,191	3,079
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (b)	23,023	2,036
Series 2023-15, Class AB, 4.00%, 8/16/2063 (b)	8,770	8,383
Series 2023-179, IO, 0.61%, 9/16/2063 (b)	368,327	16,038
Series 2021-164, IO, 0.95%, 10/16/2063 (b)	40,789	2,954
Series 2021-112, IO, 0.96%, 10/16/2063 (b)	17,688	1,304
Series 2021-148, IO, 1.07%, 10/16/2063 (b)	65,320	5,400
Series 2021-110, IO, 0.87%, 11/16/2063 (b)	2,762	184
Series 2021-180, IO, 0.91%, 11/16/2063 (b)	19,187	1,322
Series 2021-150, IO, 1.03%, 11/16/2063 (b)	33,085	2,577
Series 2021-185, IO, 1.10%, 11/16/2063 (b)	38,074	3,194
Series 2021-167, IO, 0.87%, 12/16/2063 (b)	63,499	4,548
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (b)	59,949	2,533
Series 2022-4, IO, 0.86%, 3/16/2064 (b)	366,772	23,726
Series 2021-224, IO, 0.78%, 4/16/2064 (b)	79,948	5,154
Series 2022-149, IO, 0.46%, 6/16/2064 (b)	48,352	1,976
Series 2022-134, IO, 0.51%, 6/16/2064 (b)	28,960	1,238
Series 2024-161, IO, 0.74%, 6/16/2064 (b)	120,193	6,825
Series 2022-52, IO, 0.77%, 6/16/2064 (b)	147,717	7,597
Series 2022-141, IO, 0.78%, 6/16/2064 (b)	11,677	769
Series 2022-210, IO, 0.70%, 7/16/2064 (b)	35,056	2,246
Series 2022-199, IO, 0.76%, 7/16/2064 (b)	32,148	1,957
Series 2023-15, IO, 0.92%, 8/16/2064 (b)	32,001	2,267
Series 2022-147, IO, 0.55%, 9/16/2064 (b)	131,069	6,326
Series 2023-28, IO, 0.86%, 2/16/2065 (b)	24,736	1,702
Series 2022-166, IO, 0.79%, 4/16/2065 (b)	79,663	5,196
Series 2025-21, IO, 0.94%, 4/16/2065 (b)	335,155	22,885
Series 2023-26, IO, 0.97%, 4/16/2065 (b)	58,813	3,970
Series 2023-126, IO, 0.88%, 7/16/2065 (b)	63,204	4,443
Series 2023-46, IO, 1.15%, 7/16/2065 (b)	19,753	1,550
Series 2025-42, IO, 0.54%, 11/16/2065 (b) (c)	145,900	6,697
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2024-56, IO, 1.04%, 11/16/2065 (b)	10,942	831
Series 2024-121, IO, 0.96%, 7/1/2066 (b)	10,165	1,049
Series 2024-90, IO, 0.80%, 7/16/2066 (b)	19,855	1,380
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	31,180	1,866
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.67%, 11/10/2045 (a) (b)	320	291
Series 2013-GC13, Class B, 3.87%, 7/10/2046 (a) (b)	1,500	1,429
Series 2015-GC28, Class D, 4.48%, 2/10/2048 (a) (b)	1,804	1,713
Series 2015-GC32, Class D, 3.35%, 7/10/2048	4,521	4,280
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (b)	5,547	1,688
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	3,112
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	4,950	3,199
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (a)	11,880	8,719
Series 2019-GSA1, Class XB, IO, 0.29%, 11/10/2052 (b)	39,035	543
Series 2020-GC45, Class XA, IO, 0.62%, 2/13/2053 (b)	69,769	1,765
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (b)	3,000	2,296
Series 2020-GC45, Class E, 2.85%, 2/13/2053 (a) (b)	7,000	4,836
Series 2020-GC47, Class XA, IO, 1.12%, 5/12/2053 (b)	80,422	3,767
Series 2020-GSA2, Class XA, IO, 1.70%, 12/12/2053 (a) (b)	182,922	13,049
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (a)	18,158	12,323
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (a)	4,000	2,324
Harvest Commercial Capital Loan Trust
Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (b)	23	23
Series 2025-1, Class A, 5.97%, 6/25/2057 (b)	20,000	20,319
HCFT (Luxembourg) 7.25%, 4/13/2025 ‡	7,000	6,914
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class E, 10.25%, 10/15/2039 (a) (b)	8,760	8,753
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (a) (b)	53,700	54,220
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2025-200P, Class B, 5.44%, 3/14/2047 (a) (b)	22,050	22,079
Series 2025-200P, Class C, 5.73%, 3/14/2047 (a) (b)	17,600	17,649
Series 2025-200P, Class D, 6.17%, 3/14/2047 (a) (b)	4,000	4,040
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B, 3.40%, 8/15/2049 (b)	2,000	1,841
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	3,000	1,593
Series 2015-C31, Class C, 4.64%, 8/15/2048 (b)	5,000	4,000
Series 2015-C28, Class D, 3.52%, 10/15/2048 (a) (b)	1,000	891
Series 2015-C33, Class D2, 4.13%, 12/15/2048 (a) (b)	1,000	898
Series 2015-C33, Class C, 4.63%, 12/15/2048 (b)	3,350	3,137
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (a) (b)	1,500	1,297
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.41%, 3/15/2050 (b)	31,917	293
Series 2017-JP5, Class C, 3.74%, 3/15/2050 (b)	1,550	1,317
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (b)	1,000	929
Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (b)	4,669	3,340
Series 2017-JP7, Class D, 4.42%, 9/15/2050 (a) (b)	367	212
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (a)	9,875	4,589
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (b)	2,022	1,894
Series 2015-JP1, Class C, 4.72%, 1/15/2049 (b)	4,647	4,198
Series 2016-JP3, Class D, 3.42%, 8/15/2049 (a) (b)	8,122	6,429
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (b)	88	29
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	167

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class B, 4.30%, 6/15/2047 (b)	590	582
Series 2014-C16, Class C, 4.74%, 6/15/2047 (b)	2,300	2,162
Series 2015-C27, Class E, 3.24%, 12/15/2047 (a) (b)	2,500	2,179
Series 2015-C27, Class F, 3.24%, 12/15/2047 (a) (b)	6,334	5,267
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,000	1,770
Series 2014-C19, Class E, 3.25%, 12/15/2047 (a)	6,500	5,285
Series 2014-C19, Class C, 4.00%, 12/15/2047	1,363	1,316
Series 2015-C20, Class D, 3.07%, 2/15/2048 (a)	361	336
Series 2015-C21, Class XA, IO, 0.60%, 3/15/2048 (b)	1,704	—
Series 2015-C21, Class B, 3.85%, 3/15/2048 (b)	2,500	2,375
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	8,000	7,050
Series 2015-C26, Class D, 3.06%, 10/15/2048 (a)	4,500	3,914
Series 2016-C31, Class B, 3.88%, 11/15/2049 (b)	1,750	1,627
Series 2016-C31, Class C, 4.25%, 11/15/2049 (b)	1,000	865
Series 2015-C23, Class D, 4.13%, 7/15/2050 (a) (b)	4,255	4,108
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.32%, 12/15/2050 (b)	1,200	1,144
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (a) (b)	1,000	738
Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	3,395
Series 2020-L4, Class D, 2.50%, 2/15/2053 (a)	7,175	5,248
Series 2020-HR8, Class XA, IO, 1.78%, 7/15/2053 (b)	17,327	1,309
Series 2021-L5, Class XB, IO, 0.71%, 5/15/2054 (b)	60,000	2,435
Series 2021-L5, Class E, 2.50%, 5/15/2054 (a)	4,234	2,833
Series 2021-L6, Class D, 2.50%, 6/15/2054 (a) (b)	13,685	9,787
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-L6, Class E, 2.50%, 6/15/2054 (a) (b)	5,500	3,478
Series 2021-L7, Class E, 2.50%, 10/15/2054 (a)	8,091	4,961
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	13,337	7,271
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	20,000	7,376
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (b)	37,272	40,066
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.72%, 10/25/2049 (a) (b)	53,030	53,880
Series 2020-01, Class M10, 8.22%, 3/25/2050 (a) (b)	86,239	87,560
Series 2023-01, Class M7, 8.35%, 11/25/2053 (a) (b)	3,472	3,616
Series 2023-01, Class M10, 10.85%, 11/25/2053 (a) (b)	8,375	9,440
Series 2024-01, Class M7, 7.10%, 7/25/2054 (a) (b)	1,759	1,776
Series 2024-01, Class M10, 8.20%, 7/25/2054 (a) (b)	1,100	1,147
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.63%, 12/18/2051 (a) (b)	8,000	6,601
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (a) (b)	5,000	3,398
P4 SFR (United Kingdom) Series 2019-STL B, 9.25%, 10/11/2026 ‡	7,700	7,581
PRM5 Trust Series 2025-PRM5, Class A, 4.17%, 3/10/2033 (a) (b)	8,695	8,587
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	13,539	13,736
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (a)	20,727	21,650
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (a)	50,000	53,121
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.22%, 2/13/2053 (a) (b)	78,533	3,553
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (a)	11,440	8,668
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (a) (b)	4,750	2,102
Series 2020-RR1, Class D, 4.05%, 2/13/2053 (a) (b)	9,750	3,688
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.70%, 5/15/2039 (a) (b)	15,540	15,545
Series 2024-DSNY, Class B, 6.05%, 5/15/2039 (a) (b)	10,267	10,264
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (a)	14,737	14,584
SHR Trust Series 2024-LXRY, Class B, 6.76%, 10/15/2041 (a) (b)	3,000	3,023
SREIT Trust Series 2021-MFP, Class G, 7.40%, 11/15/2038 (a) (b)	11,656	11,661
TPG Trust Series 2024-WLSC, Class A, 6.44%, 11/15/2029 (a) (b)	8,600	8,611
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	4,779
Series 2017-C3, Class AS, 3.74%, 8/15/2050 (b)	4,000	3,842
Series 2017-C2, Class C, 4.30%, 8/15/2050 (b)	7,250	6,692
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (b)	8,471	8,075
Series 2018-C11, Class XB, IO, 0.25%, 6/15/2051 (b)	100,000	1,054
Series 2018-C11, Class AS, 4.49%, 6/15/2051 (b)	8,679	8,344
Series 2018-C11, Class B, 4.71%, 6/15/2051 (b)	2,500	2,326
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	968	942
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (b)	76	71
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (b)	140	126
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (b)	1,058	1,006
Series 2019-1, Class M1, 3.94%, 3/25/2049 (a) (b)	2,285	2,108
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (b)	2,120	2,047
Series 2021-1, Class M1, 1.79%, 5/25/2051 (a) (b)	2,591	2,151
Series 2021-1, Class M2, 2.26%, 5/25/2051 (a) (b)	1,752	1,442
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (b)	2,591	2,494
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (b)	4,402	4,233
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (b)	4,260	4,237
Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.73%, 12/20/2035 (b)	89,608	3,648
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.48%, 7/15/2035 (a) (b)	4,000	4,035
Series 2024-1CHI, Class B, 5.93%, 7/15/2035 (a) (b)	1,500	1,512
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (a) (b)	4,952	4,476
Series 2015-C27, Class C, 3.89%, 2/15/2048	3,500	3,089
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (b)	9,230	8,433
Series 2015-C29, Class D, 4.21%, 6/15/2048 (b)	4,500	4,213
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (a)	1,500	771
Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	4,500	3,477
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,000	3,845
Series 2018-C44, Class XB, IO, 0.17%, 5/15/2051 (b)	70,000	394
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,250	974
Series 2018-C46, Class D, 3.00%, 8/15/2051 (a)	2,890	2,416
Series 2019-C52, Class XA, IO, 1.56%, 8/15/2052 (b)	14,100	755
Series 2020-C55, Class D, 2.50%, 2/15/2053 (a)	4,500	2,809
Series 2020-C55, Class E, 2.50%, 2/15/2053 (a)	6,850	3,703
Series 2021-C59, Class D, 2.50%, 4/15/2054 (a)	2,500	1,776
Series 2022-C62, Class C, 4.35%, 4/15/2055 (b)	2,500	2,130
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	3,500	3,651
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (a)	2,000	1,876
Series 2015-NXS2, Class D, 4.26%, 7/15/2058 (b)	2,226	1,453
Series 2015-LC22, Class D, 4.54%, 9/15/2058 (b)	2,107	1,799
Series 2016-C32, Class D, 3.79%, 1/15/2059 (a) (b)	4,000	3,756
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	169

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (a)	6,153	5,091
Series 2014-C22, Class D, 3.76%, 9/15/2057 (a) (b)	1,440	720
Total Commercial Mortgage-Backed Securities (Cost $3,581,043)		3,383,666
Mortgage-Backed Securities — 23.7%
FHLMC Gold Pools, Other
Pool # WN1250, 4.40%, 5/1/2028	19,200	19,172
Pool # WN2492, 4.93%, 6/1/2028	8,000	8,040
Pool # WN2435, 3.99%, 7/1/2030	31,000	30,164
Pool # WN2184, 2.50%, 4/1/2032	9,600	8,428
Pool # WN2266, 3.55%, 10/1/2032	5,570	5,202
Pool # WN2326, 4.45%, 12/1/2032	2,160	2,130
Pool # WN2587, 4.72%, 3/1/2033	8,965	9,082
FHLMC UMBS, 30 Year
Pool # RJ0003, 6.50%, 10/1/2053	24,819	25,907
Pool # SD4320, 6.00%, 11/1/2053	67,188	68,913
Pool # SD4341, 6.50%, 11/1/2053	16,705	17,429
Pool # SD5883, 6.50%, 6/1/2054	21,886	22,781
Pool # SD5979, 6.00%, 7/1/2054	41,373	42,386
Pool # SD6268, 6.50%, 8/1/2054	19,026	19,837
Pool # SD6896, 6.00%, 9/1/2054	71,129	72,918
Pool # SD6461, 6.50%, 10/1/2054	14,346	14,936
FNMA UMBS, 30 Year
Pool # CB7136, 6.50%, 9/1/2053	21,617	22,527
Pool # FS6942, 6.50%, 12/1/2053	10,924	11,354
Pool # CB8004, 6.00%, 2/1/2054	13,085	13,405
Pool # CB8495, 6.00%, 5/1/2054	42,796	43,854
Pool # FS8911, 6.50%, 8/1/2054	26,432	27,630
Pool # CB9153, 6.00%, 9/1/2054	50,971	52,482
FNMA, Other
Pool # BZ0100, 5.30%, 12/1/2028	18,000	18,537
Pool # BS7094, 4.78%, 11/1/2029	23,000	23,257
Pool # BS3390, 1.69%, 10/1/2031	11,160	9,516
Pool # BS3377, 1.72%, 10/1/2031	2,190	1,847
Pool # BS4789, 2.17%, 2/1/2032	5,100	4,379
Pool # BZ1527, 4.68%, 8/1/2032	16,000	15,977
Pool # BS4294, 1.97%, 1/1/2034	2,400	1,969
Pool # BZ1211, 4.99%, 6/1/2034	4,700	4,834
Pool # BZ1109, 5.04%, 6/1/2034	11,674	12,051
GNMA II, 30 Year
Pool # DB5978, 6.50%, 4/20/2044	544	555
Pool # DA9696, 6.50%, 4/20/2045	376	384
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BF2605, 5.50%, 5/20/2048	262	272
Pool # BJ9839, 4.38%, 4/20/2049	74	72
Pool # DD9127, 6.50%, 7/20/2049	487	504
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8432, 7.00%, 11/20/2052	59	61
Pool # MA8882, 7.00%, 5/20/2053	131	135
Pool # CW1603, 6.50%, 12/20/2053	1,282	1,320
Pool # DA0555, 6.50%, 2/20/2054	2,473	2,546
Pool # DA1949, 6.50%, 2/20/2054	1,873	1,929
Pool # 787307, 6.50%, 3/20/2054	5,032	5,181
Pool # DB1810, 6.50%, 3/20/2054	1,879	1,935
Pool # DB1811, 6.50%, 3/20/2054	945	973
Pool # DB1838, 6.50%, 3/20/2054	1,925	1,982
Pool # DB1521, 6.00%, 4/20/2054	1,016	1,041
Pool # DB1161, 6.50%, 4/20/2054	1,368	1,408
Pool # DA0802, 6.50%, 5/20/2054	2,707	2,787
Pool # DA5191, 6.50%, 5/20/2054	498	518
Pool # DA9805, 6.50%, 5/20/2054	592	610
Pool # DB7176, 6.50%, 5/20/2054	605	625
Pool # DB7182, 6.00%, 6/20/2054	901	922
Pool # DB9010, 6.00%, 6/20/2054	1,421	1,452
Pool # DC6423, 6.00%, 6/20/2054	2,110	2,162
Pool # DC6424, 6.00%, 6/20/2054	1,756	1,796
Pool # DC6462, 6.00%, 6/20/2054	1,719	1,768
Pool # DC6464, 6.00%, 6/20/2054	8,564	8,751
Pool # DC7762, 6.00%, 6/20/2054	10,530	10,759
Pool # CP4226, 6.50%, 6/20/2054	1,223	1,265
Pool # CZ1406, 6.50%, 6/20/2054	1,265	1,311
Pool # DA1016, 6.50%, 6/20/2054	592	613
Pool # DB7470, 6.50%, 6/20/2054	3,597	3,704
Pool # DB7473, 6.50%, 6/20/2054	3,654	3,768
Pool # DC6270, 6.50%, 6/20/2054	1,479	1,529
Pool # DE0617, 6.50%, 6/20/2054	6,803	7,006
Pool # DB7520, 6.00%, 7/20/2054	3,049	3,116
Pool # DC0348, 6.00%, 7/20/2054	25,236	25,785
Pool # DC6650, 6.00%, 7/20/2054	10,559	10,789
Pool # DC8318, 6.00%, 7/20/2054	499	513
Pool # DC8319, 6.00%, 7/20/2054	567	580
Pool # DA1123, 6.50%, 7/20/2054	1,564	1,611
Pool # DB7614, 6.50%, 7/20/2054	545	562
Pool # DB7642, 6.50%, 7/20/2054	1,648	1,697
Pool # DC4806, 6.50%, 7/20/2054	2,976	3,068
Pool # DC4815, 6.50%, 7/20/2054	2,113	2,176
Pool # DC4824, 6.50%, 7/20/2054	4,177	4,302
Pool # DC4836, 6.50%, 7/20/2054	1,864	1,921
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DC4838, 6.50%, 7/20/2054	2,160	2,224
Pool # DC7719, 6.50%, 7/20/2054	862	888
Pool # DD0243, 6.50%, 7/20/2054	579	599
Pool # DD0244, 6.50%, 7/20/2054	833	862
Pool # DD0258, 6.50%, 7/20/2054	584	604
Pool # DD1474, 6.50%, 7/20/2054	7,492	7,715
Pool # DD6149, 6.50%, 7/20/2054	746	768
Pool # DE1862, 6.00%, 8/20/2054	5,989	6,120
Pool # MA9852, 6.00%, 8/20/2054	62,948	63,856
Pool # 787524, 6.50%, 8/20/2054	31,031	32,183
Pool # 787526, 6.50%, 8/20/2054	40,594	41,866
Pool # 787527, 6.50%, 8/20/2054	33,280	34,411
Pool # 787528, 6.50%, 8/20/2054	42,233	43,531
Pool # CZ7222, 6.50%, 8/20/2054	3,763	3,883
Pool # DA1146, 6.50%, 8/20/2054	506	521
Pool # DA2943, 6.50%, 8/20/2054	2,465	2,541
Pool # DC5089, 6.50%, 8/20/2054	1,783	1,838
Pool # DC6802, 6.50%, 8/20/2054	5,352	5,541
Pool # DC8297, 6.50%, 8/20/2054	2,157	2,225
Pool # DD0605, 6.50%, 8/20/2054	425	439
Pool # DD1553, 6.50%, 8/20/2054	659	679
Pool # DD7840, 6.50%, 8/20/2054	3,567	3,678
Pool # DD8028, 6.50%, 8/20/2054	476	492
Pool # DD8029, 6.50%, 8/20/2054	467	485
Pool # DD8031, 6.50%, 8/20/2054	497	515
Pool # DD8032, 6.50%, 8/20/2054	662	684
Pool # DD8033, 6.50%, 8/20/2054	604	623
Pool # DD9128, 6.50%, 8/20/2054	1,331	1,376
Pool # DE0930, 6.50%, 8/20/2054	413	430
Pool # DE0931, 6.50%, 8/20/2054	494	511
Pool # DE0933, 6.50%, 8/20/2054	439	454
Pool # DE0936, 6.50%, 8/20/2054	869	896
Pool # DE1872, 6.50%, 8/20/2054	6,343	6,531
Pool # MA9853, 6.50%, 8/20/2054	46,158	47,168
Pool # 787553, 6.00%, 9/20/2054	56,011	57,259
Pool # DD9114, 6.00%, 9/20/2054	1,184	1,210
Pool # DE0971, 6.00%, 9/20/2054	1,161	1,186
Pool # DE4370, 6.00%, 9/20/2054	3,290	3,361
Pool # DE4373, 6.00%, 9/20/2054	2,079	2,125
Pool # 787554, 6.50%, 9/20/2054	50,124	51,664
Pool # DE6368, 6.50%, 9/20/2054	5,374	5,524
Pool # 787593, 5.50%, 10/20/2054	6,613	6,684
Pool # 787595, 6.00%, 10/20/2054	9,832	10,064
Pool # 787596, 6.00%, 10/20/2054	23,198	23,802
Pool # DF5278, 6.00%, 10/20/2054	827	845
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # DG0986, 6.00%, 11/20/2054	724	741
Pool # DG1019, 6.00%, 11/20/2054	1,120	1,146
Pool # DG1038, 6.00%, 11/20/2054	699	717
Pool # DE0928, 6.00%, 12/20/2054	549	564
Pool # DF4458, 6.00%, 12/20/2054	782	799
Pool # DF4461, 6.00%, 12/20/2054	791	811
Pool # DF4477, 6.00%, 12/20/2054	2,094	2,141
Pool # DF8291, 6.00%, 12/20/2054	10,464	10,692
Pool # DG1004, 6.00%, 12/20/2054	906	927
Pool # DG1015, 6.00%, 12/20/2054	938	959
Pool # DG1018, 6.00%, 12/20/2054	791	811
Pool # DG1027, 6.00%, 12/20/2054	2,471	2,527
Pool # DG8794, 6.00%, 12/20/2054	1,170	1,197
Pool # DG8812, 6.00%, 12/20/2054	809	827
Pool # DG8826, 6.00%, 12/20/2054	779	797
Pool # MB0147, 5.50%, 1/20/2055	139,673	140,138
Pool # DG8827, 6.00%, 1/20/2055	2,438	2,493
Pool # DG8828, 6.00%, 1/20/2055	659	676
Pool # DG8829, 6.00%, 1/20/2055	1,089	1,118
Pool # DG8840, 6.00%, 1/20/2055	769	787
Pool # DG8841, 6.00%, 1/20/2055	2,298	2,350
Pool # DG8842, 6.00%, 1/20/2055	510	522
Pool # DG8843, 6.00%, 1/20/2055	739	759
Pool # DG8871, 6.00%, 1/20/2055	470	484
Pool # MB0148, 6.00%, 1/20/2055	269,406	273,410
Pool # MB0149, 6.50%, 1/20/2055	11,969	12,241
Pool # MB0206, 6.00%, 2/20/2055	432,473	438,901
GNMA II, Other
Pool # CX7724, 7.00%, 9/20/2063	374	382
Pool # CX7728, 7.00%, 10/20/2063	320	329
GNMA II, Single Family, 30 Year
TBA, 5.50%, 3/15/2055 (c)	419,228	420,260
TBA, 6.00%, 3/15/2055 (c)	471,400	477,763
Nautical Solutions , 9.20%, 8/1/2031 ‡	23,800	23,800
Total Mortgage-Backed Securities (Cost $3,046,035)		3,061,638
Corporate Bonds — 23.6%
Aerospace & Defense — 0.4%
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	1,840	1,848
8.75%, 11/15/2030 (a)	4,280	4,583
7.25%, 7/1/2031 (a)	2,269	2,322
7.00%, 6/1/2032 (a)	2,112	2,141
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	3,904	3,708
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	171

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
Goat Holdco LLC 6.75%, 2/1/2032 (a)	2,414	2,413
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,901	3,116
TransDigm, Inc.
6.38%, 3/1/2029 (a)	16,547	16,765
6.63%, 3/1/2032 (a)	5,972	6,085
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	1,449	1,529
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 ‡ (a) (d)	2,471	99
9.00%, 11/15/2026 ‡ (a) (d)	5,685	2,388
		46,997
Automobile Components — 0.8%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	4,920	4,920
7.00%, 4/15/2028 (a)	1,740	1,775
8.25%, 4/15/2031 (a)	3,375	3,472
7.50%, 2/15/2033 (a)	2,810	2,811
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,518	3,452
5.88%, 6/1/2029 (a)	9,386	9,374
3.75%, 1/30/2031 (a)	9,187	8,259
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	903	900
6.88%, 7/1/2028	5,060	5,024
5.00%, 10/1/2029	8,815	8,071
Clarios Global LP
6.25%, 5/15/2026 (a)	4,480	4,480
8.50%, 5/15/2027 (a)	6,810	6,836
6.75%, 5/15/2028 (a)	1,395	1,424
6.75%, 2/15/2030 (a)	1,802	1,844
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (e)	4,609	4,850
5.63% (Cash), 5/15/2027 (a) (e)	969	836
Dana, Inc.
5.38%, 11/15/2027	2,930	2,925
5.63%, 6/15/2028	2,932	2,921
4.25%, 9/1/2030	1,839	1,738
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,565	3,636
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	2,098	2,089
5.00%, 7/15/2029	10,761	10,229
5.25%, 4/30/2031	2,126	1,969
5.25%, 7/15/2031	2,490	2,311
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobile Components — continued
Icahn Enterprises LP 6.25%, 5/15/2026	2,446	2,441
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (a) (e)	4,818	4,852
8.00% (Cash), 11/15/2032 (a) (e)	820	828
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (a)	4,011	3,944
		108,211
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	968
Banks — 0.6%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (f) (g) (h) (i)	4,345	4,786
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (f) (g) (h) (i) (j)	9,900	9,717
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (g) (h) (i)	716	713
BNP Paribas SA (France)
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (i)	5,030	5,125
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (f) (g) (h) (i)	3,450	3,486
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (g) (h) (i)	4,714	4,711
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (g) (h) (i)	83	84
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (g) (h) (i)	7,630	7,638
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (f) (g) (h) (i)	6,831	6,129
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (f) (g) (h) (i)	12,226	12,239
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	1,435	1,434
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (f) (i)	5,795	6,032
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (g) (h) (i)	11,821	11,593
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (g) (h) (i)	2,220	2,293
		75,980
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,727	2,613
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,690	5,668
		8,281
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	6,077	5,744
Broadline Retail — 0.1%
Nordstrom, Inc. 4.25%, 8/1/2031	2,665	2,372
Saks Global Enterprises LLC 11.00%, 12/15/2029 (a)	2,471	2,281
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (e)	8,436	7,460
9.75%, 10/1/2027 (a)	961	966
Wayfair LLC 7.25%, 10/31/2029 (a)	1,474	1,497
		14,576
Building Products — 0.5%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	3,608	3,265
6.38%, 6/15/2032 (a)	3,190	3,247
6.38%, 3/1/2034 (a)	2,305	2,333
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	15,446	15,626
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,000	1,960
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	2,803	2,643
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	5,350	5,446
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,215	3,276
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,950	1,869
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	7,730	7,842
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Building Products — continued
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	14,569	14,243
4.38%, 7/15/2030 (a)	6,769	6,324
		68,074
Capital Markets — 0.1%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,440	1,320
3.63%, 10/1/2031 (a)	982	851
Goldman Sachs Group, Inc. (The) Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (g) (h) (i)	6,225	6,596
		8,767
Chemicals — 0.9%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	11,377	11,244
3.38%, 2/15/2029 (a)	6,240	5,761
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	5,527	4,271
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	1,302	1,211
Chemours Co. (The)
5.75%, 11/15/2028 (a)	9,871	9,365
4.63%, 11/15/2029 (a)	2,222	1,974
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	7,541	7,169
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	4,320	4,434
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	2,005	2,121
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	16,155	16,068
8.50%, 11/15/2028 (a)	2,640	2,800
4.25%, 5/15/2029 (a)	2,870	2,724
9.00%, 2/15/2030 (a)	2,198	2,374
OCP SA (Morocco)
5.13%, 6/23/2051 (j)	2,500	1,947
7.50%, 5/2/2054 (a)	2,160	2,222
Sasol Financing USA LLC 5.50%, 3/18/2031	1,900	1,618
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,125	3,110
4.50%, 10/15/2029	11,527	10,850
4.00%, 4/1/2031	5,135	4,577
4.38%, 2/1/2032	1,255	1,123
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	173

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (e)	9,444	7,026
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	10,957	10,681
5.63%, 8/15/2029 (a)	3,146	2,882
		117,552
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,192	9,391
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,886	2,725
4.88%, 7/15/2032 (a)	5,796	5,467
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	4,979	4,743
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	6,326	6,218
Brink's Co. (The) 4.63%, 10/15/2027 (a)	3,370	3,309
CoreCivic, Inc. 8.25%, 4/15/2029	4,965	5,263
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	830	811
8.38%, 11/15/2032 (a)	1,713	1,761
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	4,379	4,361
5.13%, 12/15/2026 (a)	2,225	2,224
4.00%, 8/1/2028 (a)	4,878	4,627
4.75%, 6/15/2029 (a)	3,525	3,388
6.75%, 1/15/2031 (a)	6,535	6,777
Madison IAQ LLC
4.13%, 6/30/2028 (a)	10,486	10,020
5.88%, 6/30/2029 (a)	3,824	3,687
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	4,367	4,387
3.38%, 8/31/2027 (a)	7,984	7,586
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	2,736	2,705
		89,450
Communications Equipment — 0.1%
CommScope LLC
8.25%, 3/1/2027 (a)	6,326	6,230
4.75%, 9/1/2029 (a)	5,067	4,558
		10,788
Construction & Engineering — 0.2%
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061 (a)	1,530	1,125
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (j)	2,692	2,080
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Construction & Engineering — continued
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,830	3,631
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,150	1,121
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (j)	7,973	8,504
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (j)	4,500	3,683
Pike Corp. 8.63%, 1/31/2031 (a)	1,118	1,201
		21,345
Consumer Finance — 0.5%
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	16,998	16,978
4.39%, 1/8/2026	5,510	5,473
6.95%, 6/10/2026	6,033	6,148
4.54%, 8/1/2026	5,460	5,408
4.27%, 1/9/2027	12,200	11,938
6.80%, 11/7/2028	2,000	2,076
7.20%, 6/10/2030	2,816	2,962
OneMain Finance Corp.
7.13%, 3/15/2026	6,437	6,565
3.88%, 9/15/2028	6,705	6,286
		63,834
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	6,758	6,657
5.88%, 2/15/2028 (a)	10,717	10,715
3.50%, 3/15/2029 (a)	7,029	6,498
4.88%, 2/15/2030 (a)	2,777	2,681
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	118
8.00%, 5/1/2031	870	923
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	6,562	6,533
4.25%, 8/1/2029 (a)	3,601	3,394
Rite Aid Corp.
8.00%, 10/18/2024 ‡	3,301	—
7.50%, 7/1/2025 ‡ (d)	7,843	—
8.00%, 11/15/2026 ‡ (d)	3,890	—
(3-MONTH CME TERM SOFR + 7.00%), 11.47% (PIK), 8/30/2031 ‡ (a) (e) (i)	1,191	465
Series A, 15.00% (PIK), 8/30/2031 ‡ (e)	3,423	690
Series B, 15.00% (PIK), 8/30/2031 ‡ (e)	1,611	—
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
US Foods, Inc.
6.88%, 9/15/2028 (a)	1,373	1,423
4.75%, 2/15/2029 (a)	2,105	2,036
4.63%, 6/1/2030 (a)	2,113	2,016
		44,157
Containers & Packaging — 0.6%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	6,380	5,774
5.25%, 8/15/2027 (a)	14,217	7,261
Berry Global, Inc.
4.50%, 2/15/2026 (a)	1,051	1,042
4.88%, 7/15/2026 (a)	7,076	7,063
5.63%, 7/15/2027 (a)	1,005	1,005
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	15,779	16,018
9.25%, 4/15/2027 (a)	6,489	6,586
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	4,140	4,136
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	18,540	18,581
TriMas Corp. 4.13%, 4/15/2029 (a)	2,612	2,445
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (k)	12,082	11,995
8.50%, 8/15/2027 (a) (k)	1,965	1,962
		83,868
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	2,285	2,343
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	553
3.38%, 8/15/2030	10,191	9,175
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,783	2,879
		12,607
Diversified Telecommunication Services — 1.7%
Altice France SA (France)
8.13%, 2/1/2027 (a)	11,507	10,321
5.50%, 1/15/2028 (a)	3,500	2,817
5.13%, 1/15/2029 (a)	416	323
5.50%, 10/15/2029 (a)	7,300	5,702
CCO Holdings LLC
5.38%, 6/1/2029 (a)	13,804	13,424
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
6.38%, 9/1/2029 (a)	11,541	11,586
4.75%, 3/1/2030 (a)	53,016	49,399
4.50%, 8/15/2030 (a)	37,053	33,906
4.25%, 2/1/2031 (a)	23,072	20,699
4.50%, 5/1/2032	5,800	5,111
Embarq LLC 8.00%, 6/1/2036	1,643	802
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	3,705	3,631
7.72%, 6/4/2038 (a)	2,137	2,204
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	9,233	9,229
5.00%, 5/1/2028 (a)	9,797	9,695
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	13,289	12,380
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	6,354	5,496
11.00%, 11/15/2029 (a)	3,184	3,612
4.50%, 4/1/2030 (a)	6,537	5,393
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	2,014	1,832
4.13%, 4/15/2030 (a)	11,132	9,975
10.00%, 10/15/2032 (a)	564	563
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	110	81
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	623	618
7.72%, 6/4/2038	1,033	1,069
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,750	2,632
		222,500
Electric Utilities — 0.6%
Centrais Eletricas Brasileiras SA (Brazil) 6.50%, 1/11/2035 (a)	4,730	4,603
Comision Federal de Electricidad (Mexico) 6.45%, 1/24/2035 (a)	1,913	1,832
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	1,400	1,411
Eskom Holdings SOC Ltd. (South Africa) 8.45%, 8/10/2028 (j)	4,400	4,559
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	8,210	8,356
6.38%, 5/15/2043 (j)	690	621
NRG Energy, Inc.
5.75%, 1/15/2028	9,457	9,480
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	175

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.25%, 6/15/2029 (a)	1,164	1,141
3.63%, 2/15/2031 (a)	6,685	5,966
6.00%, 2/1/2033 (a)	3,723	3,681
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	8,438	7,890
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (j)	1,000	975
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	561	561
5.63%, 2/15/2027 (a)	4,393	4,394
5.00%, 7/31/2027 (a)	12,706	12,553
4.38%, 5/1/2029 (a)	2,261	2,158
7.75%, 10/15/2031 (a)	2,100	2,217
6.88%, 4/15/2032 (a)	2,536	2,617
		75,015
Electrical Equipment — 0.1%
Regal Rexnord Corp. 6.40%, 4/15/2033	2,931	3,048
Sensata Technologies BV 4.00%, 4/15/2029 (a)	11,937	11,099
		14,147
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (a)	12,644	12,200
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	5,199	4,845
3.75%, 2/15/2031 (a)	1,225	1,084
6.63%, 7/15/2032 (a)	3,050	3,102
		21,231
Energy Equipment & Services — 0.2%
Archrock Partners LP
6.88%, 4/1/2027 (a)	1,791	1,790
6.63%, 9/1/2032 (a)	2,242	2,270
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	2,300	2,385
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	4,217	3,981
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	2,072	2,073
6.88%, 1/15/2029 (a)	975	973
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	136	136
Transocean, Inc.
8.25%, 5/15/2029 (a)	2,585	2,549
8.75%, 2/15/2030 (a)	1,152	1,203
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Energy Equipment & Services — continued
Vallourec SACA (France) 7.50%, 4/15/2032 (a)	2,000	2,090
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	2,237	2,378
		21,828
Entertainment — 0.3%
Cinemark USA, Inc. 7.00%, 8/1/2032 (a)	1,192	1,219
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	3,148	3,146
6.50%, 5/15/2027 (a)	12,241	12,440
4.75%, 10/15/2027 (a)	15,592	15,232
3.75%, 1/15/2028 (a)	2,470	2,362
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	3,410	3,153
		37,552
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	7,700	6,837
6.50%, 5/15/2032 (a)	10,202	10,410
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	2,635	2,582
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	5,822	6,356
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,200	1,151
3.63%, 3/1/2029 (a)	7,325	6,807
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	6,896	7,027
		41,170
Food Products — 0.2%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	2,640	2,461
4.38%, 1/31/2032 (a)	813	747
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (j)	1,700	1,787
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	893	875
4.63%, 4/15/2030 (a)	10,770	10,100
4.50%, 9/15/2031 (a)	1,595	1,456
6.25%, 2/15/2032 (a)	7,219	7,274
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	800	800
		25,500
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	993	993
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
5.88%, 8/20/2026	3,138	3,133
5.75%, 5/20/2027	1,682	1,623
9.38%, 6/1/2028 (a)	2,398	2,424
		8,173
Ground Transportation — 0.5%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	2,661	2,609
4.75%, 4/1/2028 (a)	16,345	15,384
8.00%, 2/15/2031 (a)	1,950	1,984
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	11,450	12,051
8.63%, 5/15/2032 (a)	845	895
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	2,655	2,488
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,745	1,514
12.63%, 7/15/2029 (a)	7,661	8,075
5.00%, 12/1/2029 (a)	12,286	8,463
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (d)	185	12
5.50%, 10/15/2024 ‡ (d)	5,875	323
7.13%, 8/1/2026 ‡ (d)	2,755	551
6.00%, 1/15/2028 ‡ (d)	1,450	272
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,650	2,496
Transnet SOC Ltd. (South Africa) 8.25%, 2/6/2028 (j)	2,000	2,039
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	4,854	4,885
XPO, Inc. 6.25%, 6/1/2028 (a)	3,375	3,414
		67,455
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	14,249	13,790
Hologic, Inc. 3.25%, 2/15/2029 (a)	5,270	4,869
Medline Borrower LP
3.88%, 4/1/2029 (a)	12,053	11,299
6.25%, 4/1/2029 (a)	3,971	4,030
5.25%, 10/1/2029 (a)	8,942	8,668
		42,656
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	2,500	2,407
5.00%, 4/15/2029 (a)	165	154
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	4,355	4,200
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
6.00%, 1/15/2029 (a)	6,261	5,660
5.25%, 5/15/2030 (a)	2,130	1,805
4.75%, 2/15/2031 (a)	4,360	3,541
10.88%, 1/15/2032 (a)	2,333	2,387
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,040	1,892
3.75%, 2/15/2031 (a)	10,437	9,157
Encompass Health Corp.
5.75%, 9/15/2025	558	557
4.50%, 2/1/2028	5,839	5,703
4.75%, 2/1/2030	3,674	3,560
4.63%, 4/1/2031	5,307	4,995
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	8,025	7,043
Tenet Healthcare Corp.
6.25%, 2/1/2027	13,062	13,046
5.13%, 11/1/2027	26,014	25,711
4.63%, 6/15/2028	5,275	5,097
6.13%, 6/15/2030	4,484	4,493
6.75%, 5/15/2031	5,421	5,531
		106,939
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,003	1,991
5.00%, 5/15/2027 (a)	5,987	5,930
		7,921
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	15,786	15,455
7.25%, 7/15/2028 (a)	1,725	1,788
4.50%, 2/15/2029 (a)	1,015	972
6.50%, 4/1/2032 (a)	3,140	3,181
		21,396
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,390	1,333
4.00%, 10/15/2030 (a)	4,670	4,259
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,913	4,699
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	551	556
4.63%, 10/15/2029 (a)	4,443	4,198
7.00%, 2/15/2030 (a)	5,380	5,542
6.50%, 2/15/2032 (a)	5,808	5,891
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	177

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp.
7.63%, 3/1/2026 (a)	3,950	3,957
5.75%, 3/1/2027 (a)	5,250	5,263
4.00%, 8/1/2028 (a)	3,391	3,259
6.00%, 5/1/2029 (a)	7,750	7,771
6.13%, 2/15/2033 (a)	8,748	8,810
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	3,952	3,939
5.75%, 5/1/2028 (a)	6,330	6,332
3.75%, 5/1/2029 (a)	5,899	5,531
5.88%, 3/15/2033 (a)	6,562	6,577
International Game Technology plc 6.25%, 1/15/2027 (a)	3,245	3,280
MGM Resorts International
4.63%, 9/1/2026	4,189	4,158
5.50%, 4/15/2027	2,500	2,497
6.13%, 9/15/2029	3,144	3,162
6.50%, 4/15/2032	1,690	1,703
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	490
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	5,349	5,320
6.25%, 3/15/2032 (a)	4,949	5,049
6.00%, 2/1/2033 (a)	3,651	3,692
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (a)	1,042	1,043
5.50%, 4/15/2027 (a)	12,577	12,533
5.25%, 7/15/2029	4,290	4,161
6.63%, 5/1/2032 (a)	4,259	4,363
Station Casinos LLC 4.50%, 2/15/2028 (a)	5,015	4,845
Studio City Finance Ltd. (Macau)
6.50%, 1/15/2028 (j)	1,000	980
5.00%, 1/15/2029 (j)	1,950	1,784
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	4,657	4,756
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	695	689
Wynn Macau Ltd. 5.63%, 8/26/2028 (j)	1,500	1,457
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	17,475	17,013
6.25%, 3/15/2033 (a)	2,352	2,347
		163,239
Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	5,232	5,140
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Household Durables — continued
Newell Brands, Inc.
5.70%, 4/1/2026 (k)	8,449	8,443
6.38%, 5/15/2030	3,847	3,835
6.63%, 5/15/2032	3,061	3,045
6.87%, 4/1/2036 (k)	3,780	3,770
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	12,175	11,349
		35,582
Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,885	8,751
4.13%, 10/15/2030	4,105	3,749
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	10,953	10,557
4.38%, 3/31/2029 (a)	3,012	2,820
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	783	668
		26,545
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (a)	1,015	972
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	2,533	2,534
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (a)	4,754	4,791
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	3,440	3,512
		11,809
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	1,274	1,290
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	3,975	4,084
Mattel, Inc. 5.88%, 12/15/2027 (a)	2,345	2,355
		6,439
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,372	8,747
Esab Corp. 6.25%, 4/15/2029 (a)	2,590	2,632
Terex Corp.
5.00%, 5/15/2029 (a)	3,860	3,718
6.25%, 10/15/2032 (a)	2,286	2,271
		17,368
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (a)	3,317	3,207
6.75%, 6/1/2034 (j)	2,256	2,181
		5,388
Media — 2.2%
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	16,292	15,928
7.75%, 4/15/2028 (a)	7,564	7,024
9.00%, 9/15/2028 (a)	2,397	2,524
CSC Holdings LLC
5.38%, 2/1/2028 (a)	3,100	2,661
6.50%, 2/1/2029 (a)	14,326	11,962
5.75%, 1/15/2030 (a)	4,770	2,743
Directv Financing LLC 5.88%, 8/15/2027 (a)	8,227	8,098
DISH DBS Corp.
7.75%, 7/1/2026	19,231	17,155
5.25%, 12/1/2026 (a)	12,175	11,445
DISH Network Corp. 11.75%, 11/15/2027 (a)	17,497	18,462
EchoStar Corp.
10.75%, 11/30/2029	8,260	8,850
6.75% (PIK), 11/30/2030 (e)	4,235	3,894
GCI LLC 4.75%, 10/15/2028 (a)	7,571	7,171
Gray Media, Inc.
7.00%, 5/15/2027 (a)	4,164	4,083
10.50%, 7/15/2029 (a)	12,276	12,660
4.75%, 10/15/2030 (a)	6,460	3,806
5.38%, 11/15/2031 (a)	5,873	3,411
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	7,855	6,657
10.88%, 5/1/2030 (a)	3,283	1,935
7.75%, 8/15/2030 (a)	11,933	9,135
Lamar Media Corp. 4.88%, 1/15/2029	2,246	2,184
Midcontinent Communications 8.00%, 8/15/2032 (a)	2,745	2,810
News Corp. 3.88%, 5/15/2029 (a)	7,642	7,227
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	13,888	13,738
4.75%, 11/1/2028 (a)	9,116	8,637
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	4,508	4,417
4.25%, 1/15/2029 (a)	2,850	2,678
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (i)	524	504
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Media — continued
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,265	2,311
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	3,985	3,706
8.13%, 2/15/2033 (a)	2,262	2,241
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	7,280	7,180
4.00%, 7/15/2028 (a)	13,715	12,883
5.50%, 7/1/2029 (a)	18,579	18,194
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,445	6,244
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	3,485	3,253
TEGNA, Inc. 5.00%, 9/15/2029	8,352	7,897
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,340
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	12,339	12,534
7.38%, 6/30/2030 (a)	1,540	1,504
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,738	1,532
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	2,750	2,532
		286,150
Metals & Mining — 0.3%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,890	3,862
6.13%, 5/15/2028 (a)	3,690	3,704
7.13%, 3/15/2031 (a)	5,324	5,544
ATI, Inc. 5.88%, 12/1/2027	3,085	3,085
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,951	2,965
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	2,535	2,531
4.88%, 3/1/2031 (a)	3,725	3,357
7.50%, 9/15/2031 (a)	1,707	1,733
7.00%, 3/15/2032 (a)	1,397	1,403
Constellium SE 6.38%, 8/15/2032 (a)	1,500	1,503
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (j)	4,300	4,120
Novelis Corp.
4.75%, 1/30/2030 (a)	6,130	5,778
3.88%, 8/15/2031 (a)	2,560	2,252
Novelis, Inc. 6.88%, 1/30/2030 (a)	806	824
		42,661
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	179

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	14,283
Series QIB, 4.50%, 9/1/2026 (a)	14,500	13,555
Series QIB, 4.50%, 3/15/2027 (a)	20,000	18,277
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (k)	11,000	10,803
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	20,000	19,270
Series QIB, 9.38%, 3/1/2028 (a)	17,000	17,057
		93,245
Mortgage-Backed Securities — 0.0% ^
G Mitt Frn Series 2023-EB, 9.38%, 6/27/2025 ‡ (a)	1,689	1,689
Multi-Utilities — 0.0% ^
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (j)	2,800	2,531
Oil, Gas & Consumable Fuels — 3.3%
AL Candelaria -spain- SA (Colombia)
7.50%, 12/15/2028 (j)	1,632	1,626
5.75%, 6/15/2033 (a)	3,974	3,398
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	6,729	6,724
5.75%, 1/15/2028 (a)	4,294	4,296
5.38%, 6/15/2029 (a)	8,279	8,149
Antero Resources Corp.
8.38%, 7/15/2026 (a)	3,198	3,267
7.63%, 2/1/2029 (a)	4,344	4,463
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (a)	4,515	4,622
6.63%, 10/15/2032 (a)	3,265	3,297
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (j)	2,200	2,258
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	7,220	7,392
7.38%, 3/15/2032 (a)	2,110	2,063
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	1,805	1,862
7.25%, 7/15/2032 (a)	1,460	1,526
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (g) (h) (i)	2,626	2,611
Buckeye Partners LP
3.95%, 12/1/2026	3,120	3,034
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
4.50%, 3/1/2028 (a)	6,897	6,694
6.75%, 2/1/2030 (a)	2,048	2,103
California Resources Corp. 7.13%, 2/1/2026 (a)	1,424	1,422
Chord Energy Corp. 6.38%, 6/1/2026 (a)	5,451	5,457
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	5,835	6,072
8.63%, 11/1/2030 (a)	5,453	5,739
8.75%, 7/1/2031 (a)	4,732	4,939
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (a)	5,590	5,793
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	11,431	11,238
5.88%, 1/15/2030 (a)	4,940	4,706
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	11,707	12,253
7.38%, 1/15/2033 (a)	2,140	2,099
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	5,734	5,436
4.38%, 6/15/2031 (a)	5,115	4,751
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	2,480	2,651
8.88%, 1/13/2033	2,525	2,637
8.38%, 1/19/2036	974	964
5.88%, 5/28/2045	3,645	2,612
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	9,126	9,351
Energy Transfer LP
5.35%, 5/15/2045	740	685
5.30%, 4/15/2047	430	390
EQM Midstream Partners LP
7.50%, 6/1/2027 (a)	530	543
6.50%, 7/1/2027 (a)	1,770	1,815
4.75%, 1/15/2031 (a)	7,648	7,383
Expand Energy Corp.
6.75%, 4/15/2029 (a)	17,892	18,133
5.38%, 3/15/2030	5,996	5,960
4.75%, 2/1/2032	1,124	1,066
Genesis Energy LP
8.00%, 1/15/2027	1,515	1,544
7.75%, 2/1/2028	2,775	2,806
8.25%, 1/15/2029	1,052	1,085
7.88%, 5/15/2032	1,622	1,632
8.00%, 5/15/2033	1,081	1,092
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	3,459	3,530
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	8,205	8,204
5.88%, 3/1/2028 (a)	1,016	1,023
5.13%, 6/15/2028 (a)	3,740	3,693
Hilcorp Energy I LP 6.25%, 4/15/2032 (a)	2,570	2,457
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	1,580	1,667
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	6,169	6,157
Matador Resources Co. 6.25%, 4/15/2033 (a)	6,238	6,129
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (j)	3,086	3,105
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	2,368	2,411
8.38%, 2/15/2032 (a)	3,016	3,064
NuStar Logistics LP
5.75%, 10/1/2025	1,912	1,912
5.63%, 4/28/2027	5,957	5,984
6.38%, 10/1/2030	2,144	2,190
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	2,110	2,102
9.88%, 7/15/2031 (a)	8,529	9,394
6.25%, 2/1/2033 (a)	2,553	2,566
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (j)	12,834	12,005
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	3,110	2,042
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	3,300	3,292
6.49%, 1/23/2027	2,000	1,961
5.35%, 2/12/2028	10,300	9,537
5.95%, 1/28/2031	14,950	12,691
10.00%, 2/7/2033	6,205	6,451
6.38%, 1/23/2045	5,548	3,753
7.69%, 1/23/2050	8,300	6,270
6.95%, 1/28/2060	10,150	6,974
Range Resources Corp.
8.25%, 1/15/2029	9,100	9,370
4.75%, 2/15/2030 (a)	1,055	1,007
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	3,000	2,982
SM Energy Co.
6.75%, 9/15/2026	2,674	2,675
6.63%, 1/15/2027	7,875	7,871
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
6.75%, 8/1/2029 (a)	2,596	2,600
7.00%, 8/1/2032 (a)	2,225	2,226
Sunoco LP
6.00%, 4/15/2027	1,290	1,292
7.00%, 5/1/2029 (a)	1,505	1,559
4.50%, 5/15/2029	3,709	3,549
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	2,835	2,834
5.50%, 1/15/2028 (a)	2,349	2,306
6.00%, 12/31/2030 (a)	4,450	4,319
6.00%, 9/1/2031 (a)	2,380	2,298
Targa Resources Partners LP
6.50%, 7/15/2027	4,573	4,600
6.88%, 1/15/2029	2,240	2,294
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,242
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (a)	2,300	2,096
3.88%, 11/1/2033 (a)	2,325	2,021
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	7,143	7,441
9.50%, 2/1/2029 (a)	2,145	2,369
7.00%, 1/15/2030 (a)	3,420	3,467
9.88%, 2/1/2032 (a)	10,730	11,735
Vital Energy, Inc.
9.75%, 10/15/2030	2,000	2,099
7.88%, 4/15/2032 (a)	1,904	1,836
		421,291
Passenger Airlines — 0.3%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	11,438	11,426
5.75%, 4/20/2029 (a)	7,791	7,747
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	6,528	6,911
United Airlines, Inc. 4.38%, 4/15/2026 (a)	7,587	7,491
		33,575
Personal Care Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	13,980	13,806
4.13%, 4/1/2029 (a)	3,088	2,876
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	181

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — continued
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	4,358	4,299
3.75%, 4/1/2031 (a)	3,090	2,784
		23,765
Pharmaceuticals — 0.8%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	19,477	19,380
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	19,795	19,746
5.75%, 8/15/2027 (a)	11,808	11,232
5.00%, 2/15/2029 (a)	19,402	13,582
5.25%, 1/30/2030 (a)	2,020	1,304
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	2,300	2,095
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (k)	6,862	6,991
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	1,231	1,319
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡ (d)	700	—
GCB144A Endo (Luxembourg) 0.00%, 4/1/2029 ‡	1,520	—
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (a)	3,072	3,242
Organon & Co.
4.13%, 4/30/2028 (a)	10,737	10,213
5.13%, 4/30/2031 (a)	10,340	9,422
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (d)	7,330	—
		98,526
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	2,287	1,881
5.25%, 4/15/2030 (a)	730	579
		2,460
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,220	5,229
Entegris, Inc.
4.38%, 4/15/2028 (a)	4,203	4,050
4.75%, 4/15/2029 (a)	5,770	5,576
3.63%, 5/1/2029 (a)	821	761
5.95%, 6/15/2030 (a)	7,660	7,675
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	10,381	9,820
		33,111
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Software — 0.4%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	4,480	4,346
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	6,049	5,677
4.88%, 7/1/2029 (a)	6,188	5,678
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	7,794	7,558
5.13%, 4/15/2029 (a)	1,656	1,592
RingCentral, Inc. 8.50%, 8/15/2030 (a)	3,625	3,825
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	17,545	17,470
6.50%, 6/1/2032 (a)	1,300	1,330
		47,476
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	4,418	4,360
5.00%, 7/15/2028 (a)	3,762	3,683
5.25%, 7/15/2030 (a)	2,755	2,660
6.25%, 1/15/2033 (a)	454	456
		11,159
Specialty Retail — 0.6%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,700	4,561
4.63%, 11/15/2029 (a)	1,756	1,673
4.75%, 3/1/2030	3,037	2,887
Bath & Body Works, Inc.
7.50%, 6/15/2029	3,469	3,561
6.75%, 7/1/2036	4,560	4,656
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (d)	1,155	66
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,230	2,038
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	9,287	8,604
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,411	5,967
PetSmart, Inc.
4.75%, 2/15/2028 (a)	11,025	10,468
7.75%, 2/15/2029 (a)	11,122	10,762
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	10,317	9,712
Staples, Inc.
10.75%, 9/1/2029 (a)	11,030	10,534
12.75%, 1/15/2030 (a)	2,850	2,063
		77,552
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	1,069	1,114
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Seagate HDD Cayman
4.09%, 6/1/2029	4,315	4,087
3.13%, 7/15/2029	5,160	4,559
8.25%, 12/15/2029	3,250	3,482
8.50%, 7/15/2031	707	760
Xerox Holdings Corp.
5.50%, 8/15/2028 (a)	3,955	3,204
8.88%, 11/30/2029 (a)	2,890	2,385
		19,591
Tobacco — 0.0% ^
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,326
Trading Companies & Distributors — 0.4%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	9,273	9,213
Imola Merger Corp. 4.75%, 5/15/2029 (a)	18,883	18,166
United Rentals North America, Inc.
4.88%, 1/15/2028	9,230	9,105
6.13%, 3/15/2034 (a)	2,900	2,933
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	5,961	6,064
6.38%, 3/15/2029 (a)	4,899	4,984
6.63%, 3/15/2032 (a)	2,885	2,946
6.38%, 3/15/2033 (a) (c)	1,521	1,535
		54,946
Transportation Infrastructure — 0.0% ^
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031 (j)	3,958	4,006
Wireless Telecommunication Services — 0.1%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	9,038	2,823
6.00%, 2/15/2028 (a)	2,265	697
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,177	4,999
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (j)	3,240	3,141
6.25%, 3/25/2029 (a)	900	890
United States Cellular Corp. 6.70%, 12/15/2033	1,708	1,845
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (i)	3,300	3,394
		17,789
Total Corporate Bonds (Cost $3,081,074)		3,037,534
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 17.2%
ABFC Trust Series 2002-OPT1, Class M1, 5.53%, 5/25/2032 (b)	76	79
ACC Trust
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	6,757	3,364
Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	9,131	—
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (a)	81	79
Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	174	171
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,086	1,001
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,336	1,237
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	1,838	1,638
Affirm Asset Securitization Trust
Series 2022-X1, Class CERT, 0.00%, 2/15/2027 ‡ (a)	12	45
Series 2024-B, Class A, 4.62%, 9/15/2029 (a)	9,600	9,585
Series 2024-B, Class D, 5.50%, 9/15/2029 (a)	5,300	5,311
AGL CLO Ltd. (Cayman Islands) Series 2020-9A, Class BR, 6.29%, 4/20/2037 (a) (b)	8,000	8,074
Aimco CLO Ltd. (Cayman Islands) Series 2021-14A, Class B, 5.90%, 4/20/2034 (a) (b)	3,500	3,505
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	458	464
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	3,723	3,528
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	12,853	12,880
Series 2022-3, Class E, 8.08%, 10/13/2028 (a)	3,000	3,070
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	5,575	5,665
Series 2024-2, Class D, 6.53%, 4/12/2030 (a)	9,856	10,178
Series 2024-1, Class D, 5.86%, 5/13/2030 (a)	4,810	4,891
Series 2024-3, Class D, 6.04%, 7/12/2030 (a)	6,350	6,505
Series 2023-4, Class D, 7.65%, 9/12/2030 (a)	6,700	7,016
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	11,581	11,708
Series 2023-4, Class E, 9.79%, 8/12/2031 (a)	3,000	3,195
AMSR Trust
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	10,005	9,945
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	7,500	7,470
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (a)	2,325	2,282
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	183

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	18,177	17,811
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	15,556	15,311
Series 2020-SFR5, Class G, 4.11%, 11/17/2037 (a)	7,300	7,217
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	5,310	5,180
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	2,125	2,091
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	2,125	2,113
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (a)	9,913	9,665
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	9,913	9,840
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	11,000	10,279
Apidos CLO (Cayman Islands)
Series 2015-23A, Class DR, 7.51%, 4/15/2033 (a) (b)	2,000	2,003
Series 2016-25A, Class BR3, 5.93%, 1/20/2037 (a) (b)	5,100	5,110
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (a)	3,980	3,871
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	3,716	3,545
AREIT Trust Series 2021-CRE5, Class D, 7.08%, 11/17/2038 (a) (b)	12,500	12,351
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class BRR, 6.05%, 10/15/2030 (a) (b)	6,233	6,226
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	10,500	10,417
Series 2023-4A, Class C, 7.24%, 6/20/2029 (a)	3,530	3,676
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,500	2,566
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	2,625	2,676
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	2,450	2,469
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class BR2, 5.89%, 4/19/2034 (a) (b)	5,000	5,007
Bain Capital Credit CLO Ltd. Series 2022-3A, Class B, 6.30%, 7/17/2035 (a) (b)	6,505	6,514
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A2R, 6.10%, 10/20/2031 (a) (b)	4,420	4,426
Series 2020-2A, Class DR, 10.70%, 10/20/2031 (a) (b)	2,250	2,243
Series 2021-17A, Class A2, 6.15%, 10/20/2034 (a) (b)	9,000	8,996
Series 2024-27A, Class A2, 6.46%, 10/25/2037 (a) (b)	3,775	3,777
Barings CLO Ltd. (Cayman Islands)
Series 2022-1A, Class B, 6.24%, 4/15/2035 (a) (b)	2,600	2,600
Series 2022-3A, Class A2R, 5.88%, 10/20/2037 (a) (b)	5,250	5,265
Bastion Funding I LLC Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (a)	3,938	3,933
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.85%, 12/26/2031 (a) (b)	1,290	1,294
Series 2024-CAR1, Class D, 6.40%, 12/26/2031 (a) (b)	327	330
Series 2024-CAR1, Class E, 7.95%, 12/26/2031 (a) (b)	980	997
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 6.75%, 10/20/2034 (a) (b)	6,000	6,007
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	2,600	2,655
Series 2024-3, Class D, 5.83%, 5/15/2030	8,430	8,583
Series 2024-4, Class D, 5.23%, 8/15/2030	17,000	17,067
Series 2025-1, Class D, 5.64%, 11/15/2030	10,237	10,357
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	616	647
BSPRT Issuer Ltd.
Series 2021-FL7, Class D, 7.18%, 12/15/2038 (a) (b)	8,700	8,707
Series 2021-FL7, Class E, 7.83%, 12/15/2038 (a) (b)	225	225
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class ARR, 5.36%, 7/18/2034 (a) (b)	17,200	17,195
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	13,853	14,229
Series 2024-1A, Class C, 9.13%, 5/15/2039 ‡ (a)	2,161	2,211
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 5.90%, 10/15/2031 (a) (b)	2,007	2,008
Series 2018-1A, Class CR, 6.25%, 10/15/2031 (a) (b)	11,688	11,691
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	410	408
Camden, 8.50%, 9/15/2031 ‡	18,284	17,854
Carlyle Global Market Strategies CLO Ltd.
Series 2012-3A, Class BR2, 6.75%, 1/14/2032 (a) (b)	1,000	1,000
Series 2015-4A, Class A2RR, 6.14%, 7/20/2032 (a) (b)	6,000	6,006
Series 2015-4A, Class BRR, 6.74%, 7/20/2032 (a) (b)	8,000	8,003
Carlyle US CLO Ltd. (Cayman Islands) Series 2018-4A, Class D2R, 9.00%, 10/17/2037 (a) (b)	3,500	3,559
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	5,770	3,936
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,742	2,567
CARS-DB4 LP
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	4,290	4,131
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	4,510	4,150
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (b)	4,711	4,452
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (a) (k)	8,535	8,231
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 (k)	100	100
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (a) (k)	2,577	2,567
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (a) (k)	2,577	2,545
CIFC Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.72%, 4/19/2035 (a) (b)	14,750	14,750
CoreVest American Finance Trust
Series 2019-1, Class E, 5.53%, 3/15/2052 (a) (b)	1,493	1,488
Series 2019-2, Class E, 5.14%, 6/15/2052 (a) (b)	5,576	5,128
Series 2019-3, Class XB, IO, 1.37%, 10/15/2052 (a) (b)	53,875	2,836
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2019-3, Class XA, IO, 2.01%, 10/15/2052 (a) (b)	5,082	45
Series 2019-3, Class D, 3.76%, 10/15/2052 (a)	8,689	7,897
Series 2019-3, Class E, 4.72%, 10/15/2052 (a) (b)	5,810	5,196
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	808	811
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	22,000	22,749
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	2,000	2,014
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	2,295	2,369
Series 2023-5A, Class A, 6.13%, 12/15/2033 (a)	7,750	7,891
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	3,866	3,983
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	6,805	6,897
Series 2024-1A, Class B, 6.03%, 5/15/2034 (a)	5,988	6,107
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	9,942	10,160
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	7,860	8,105
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	10,398	10,409
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	8,645	8,622
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	5,320	5,355
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 5.15%, 7/25/2034 (b)	215	219
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 (a)	3,800	3,653
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (a)	14,297	14,400
Dryden CLO Ltd. (Cayman Islands)
Series 2017-53A, Class C, 6.26%, 1/15/2031 (a) (b)	1,000	1,000
Series 2019-80A, Class BR, 6.05%, 1/17/2033 (a) (b)	2,540	2,546
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (a)	8,500	9,083
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	472	462
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	185

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	1,316	1,229
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-3A, Class BR, 6.04%, 4/20/2034 (a) (b)	8,847	8,861
Series 2021-3A, Class CR, 6.49%, 4/20/2034 (a) (b)	5,420	5,421
Series 2024-3A, Class A, 5.81%, 4/18/2037 (a) (b)	18,700	18,840
Series 2021-1A, Class BR, 6.29%, 4/20/2037 (a) (b)	5,000	5,039
Series 2019-3A, Class BRR, 5.99%, 7/18/2037 (a) (b)	8,200	8,237
Series 2024-12RA, Class CR, 6.41%, 10/20/2037 (a) (b)	11,080	11,139
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028 (a)	2,845	2,763
Series 2022-6A, Class D, 8.03%, 4/6/2029	4,232	4,406
Series 2023-2A, Class D, 6.32%, 8/15/2029	3,000	3,077
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,330	1,290
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	6,000	5,892
Series 2023-4A, Class D, 6.95%, 12/17/2029	5,000	5,165
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,138	1,163
Series 2023-1A, Class E, 12.07%, 9/16/2030 (a)	4,350	4,963
Series 2024-3A, Class E, 7.84%, 10/15/2031 (a)	3,000	3,100
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	1,902	1,879
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 (a)	9,000	8,919
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	15,000	14,744
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	13,000	12,774
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	9,500	8,639
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	8,000	7,246
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	7,333	7,074
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	12,700	10,869
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	5,559	4,697
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	10,000	9,612
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	6,941	6,635
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (a)	11,400	10,721
Flagship Credit Auto Trust Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	4,000	2,831
Flatiron CLO Ltd. (Cayman Islands) Series 2024-1A, Class A1, 5.62%, 7/15/2036 (a) (b)	5,000	5,019
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (b)	7,000	6,809
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (b)	25,000	23,428
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (b)	19,140	17,771
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (b)	15,000	15,035
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	10,000	9,860
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034 (a)	438	436
Series 2019-1A, Class C, 5.66%, 11/15/2034 (a)	3,055	3,045
FTF Funding II LLC, 8.00%, 8/15/2025 ‡	2,486	1,952
Galaxy CLO Ltd. (Cayman Islands) Series 2018-25A, Class CR, 6.70%, 4/25/2036 (a) (b)	4,540	4,543
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	3,261	3,344
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	10,680	10,644
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,000	1,126
Series 2024-4A, Class D, 5.65%, 7/15/2030 (a)	12,035	12,202
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	2,934	2,892
Grene Energy Senio, 11.00%, 1/25/2026 ‡	253	214
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	2	2
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Hertz Vehicle Financing LLC
Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	5,700	5,696
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	3,990	4,041
Series 2023-1A, Class D, 9.13%, 6/25/2027 (a)	10,000	10,213
Series 2022-2A, Class D, 5.16%, 6/26/2028 (a)	10,000	9,524
Series 2022-5A, Class D, 6.78%, 9/25/2028 (a)	5,000	4,904
Series 2023-2A, Class D, 9.40%, 9/25/2029 (a)	4,600	4,781
Series 2023-4A, Class D, 9.44%, 3/25/2030 (a)	3,200	3,334
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	7,000	6,667
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039 (a)	915	876
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	796	774
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	3,470	3,399
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	653	639
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (a)	14,175	12,737
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	13,829	13,937
Jonah Energy ABS II LLC Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (a)	25,200	25,200
Jonah Energy ABS LLC Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	17,500	17,626
KKR CLO Ltd. (Cayman Islands) Series 40A, Class BR, 5.99%, 10/20/2034 (a) (b)	5,300	5,301
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A2R2, 5.75%, 4/15/2029 (a) (b)	4,933	4,936
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (a)	900	3,494
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	855	3,914
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	860	2,942
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	800	4,039
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	750	2,855
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	500	3,815
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (a)	500	2,521
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	3,898
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	2,292
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (a)	700	6,834
Series 2022-P5, Class CERT, 0.00%, 7/15/2037 ‡ (a)	800	7,826
Lendingpoint Asset Securitization Trust
Series 2021-A, Class D, 5.73%, 12/15/2028 (a)	5,054	3,825
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	7,998	7,766
Series 2021-B, Class D, 6.12%, 2/15/2029 (a)	2,000	361
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	25,507	15,623
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	20	20
Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	1,277	1,202
LendingPoint Asset Securitization Trust Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	6,500	1,563
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,500	4,187
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,000	920
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	1,100	1,013
Series 2024-1A, Class A, 5.53%, 6/21/2032 (a)	3,050	3,109
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	4,646	4,610
Series 2024-2A, Class D, 5.69%, 2/21/2034 (a)	2,300	2,290
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	3,700	3,690
LFT CRE Ltd.
Series 2021-FL1, Class D, 6.88%, 6/15/2039 (a) (b)	22,600	22,388
Series 2021-FL1, Class E, 7.38%, 6/15/2039 (a) (b)	10,000	9,855
LL ABS Trust Series 2021-1A, Class C, 3.54%, 5/15/2029 (a)	3,317	3,293
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	3,593	3,566
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	187

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	6,377	6,287
Madison Park Funding Ltd. (Cayman Islands)
Series 2018-29A, Class BR, 6.09%, 10/18/2030 (a) (b)	14,550	14,570
Series 2014-14A, Class DRR, 7.50%, 10/22/2030 (a) (b)	1,800	1,797
Series 2020-45A, Class BRR, 5.95%, 7/15/2034 (a) (b)	16,950	16,978
Series 2020-45A, Class CRR, 6.20%, 7/15/2034 (a) (b)	5,100	5,114
Series 2021-49A, Class B1R, 5.76%, 10/19/2034 (a) (b) (c)	17,650	17,650
Series 2021-39A, Class CR, 6.34%, 10/22/2034 (a) (b)	14,000	14,045
Series 2021-52A, Class B, 6.15%, 1/22/2035 (a) (b)	11,660	11,676
Series 2019-37A, Class D1A, 8.05%, 4/15/2037 (a) (b)	2,000	2,050
Magnetite Ltd. (Cayman Islands)
Series 2020-27A, Class ER, 10.55%, 10/20/2034 (a) (b)	7,000	7,022
Series 2019-22A, Class BRR, 5.90%, 7/15/2036 (a) (b)	8,820	8,828
Series 2019-22A, Class CRR, 6.15%, 7/15/2036 (a) (b)	5,369	5,425
Series 2023-39A, Class BR, 5.85%, 1/25/2037 (a) (b)	5,950	5,969
Series 2024-38A, Class B, 6.30%, 4/15/2037 (a) (b)	14,750	14,871
Series 2016-17A, Class AR2, 5.79%, 4/20/2037 (a) (b)	6,500	6,546
Series 2016-17A, Class BR2, 6.24%, 4/20/2037 (a) (b)	6,164	6,208
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (a)	10,000	10,073
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	3,246	3,279
Mariner Finance Issuance Trust
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	8,400	8,753
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	5,030	4,621
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 8/15/2032 (a)	3,823	3,855
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	1,096	1,106
Series 2022-3A, Class D, 7.80%, 11/15/2032 (a)	2,550	2,590
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	2,057	2,065
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	1,150	1,169
Series 2023-3A, Class D, 8.04%, 9/15/2033 (a)	3,590	3,712
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	7,512	7,681
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 6.30%, 4/15/2038 (a) (b)	4,505	4,540
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2019-34A, Class BR, 6.04%, 1/20/2035 (a) (b)	11,435	11,459
Series 2021-42A, Class BR, 5.71%, 7/16/2036 (a) (b)	10,000	10,000
Series 2021-42A, Class CR, 6.16%, 7/16/2036 (a) (b)	19,900	19,900
Series 2022-50A, Class BR, 5.94%, 7/23/2036 (a) (b)	9,200	9,209
Series 2022-50A, Class CR, 6.19%, 7/23/2036 (a) (b)	5,972	5,986
Series 2020-38A, Class BR2, 5.71%, 10/20/2036 (a) (b)	21,300	21,300
Series 2020-38A, Class CR2, 6.19%, 10/20/2036 (a) (b)	11,300	11,300
Series 2024-55A, Class B, 6.29%, 4/22/2038 (a) (b)	5,250	5,291
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (a)	2,550	2,318
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	7,109	7,102
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a)	50,858	51,637
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	3,152	3,110
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	2,705	2,639
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	7,675	7,478
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	12,057	11,697
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	5,138	4,962
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	2,046	2,025
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2019-1A, Class BR, 6.15%, 10/25/2032 (a) (b)	9,332	9,343
Series 2019-1A, Class CR, 6.75%, 10/25/2032 (a) (b)	11,200	11,204
Octagon Ltd. Series 2022-1A, Class B, 6.30%, 7/15/2037 (a) (b)	7,440	7,473
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	4,680	4,782
Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	3,100	3,072
Series 2024-2A, Class B, 5.42%, 10/17/2031 (a)	1,900	1,896
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (a)	7,104	7,385
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	3,167	3,181
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029	500	506
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	558	550
Series 2021-B, Class D, 5.41%, 5/8/2031 (a)	912	896
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	25,000	24,927
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	13,166	11,958
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class C, 7.16%, 10/15/2029 (a) (b)	8,877	8,887
Series 2021-4A, Class D, 9.56%, 10/15/2029 (a) (b)	12,000	11,966
Series 2022-3A, Class BR, 6.30%, 4/15/2031 (a) (b)	8,462	8,470
Series 2022-4A, Class BR, 5.95%, 7/24/2031 (a) (b)	5,000	5,009
Series 2024-3A, Class A2, 5.95%, 8/8/2032 (a) (b)	13,862	13,902
Series 2024-3A, Class B, 6.20%, 8/8/2032 (a) (b)	14,500	14,550
Series 2024-1A, Class A2, 5.75%, 10/15/2032 (a) (b)	11,127	11,145
Series 2024-1A, Class B, 6.10%, 10/15/2032 (a) (b)	7,000	7,011
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.60%, 5/25/2027 (a) (b)	2,000	2,025
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.46%, 7/25/2035 (k)	60	59
Pret LLC Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (a) (k)	27,095	27,095
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (k)	3,417	3,374
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (k)	11,077	11,143
Series 2024-RN1, Class A1, 7.14%, 3/25/2054 (a) (k)	5,851	5,898
Series 2024-NPL3, Class A1, 7.52%, 4/27/2054 (a) (k)	18,538	18,771
Series 2024-NPL5, Class A1, 5.96%, 9/25/2054 (a) (k)	3,524	3,509
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (a) (k)	10,585	10,615
Progress Residential Trust
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (a)	8,000	7,685
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,211	9,880
PRPM LLC
Series 2021-6, Class A1, 4.79%, 7/25/2026 (a) (k)	9,415	9,426
Series 2021-6, Class A2, 6.47%, 7/25/2026 (a) (k)	2,863	2,833
RAMP Trust Series 2002-RS2, Class AI5, 4.64%, 3/25/2032 (b)	31	31
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.00%, 12/27/2044 (a) (b)	1,990	1,986
Regatta Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.99%, 7/20/2035 (a) (b)	7,200	7,214
Regional Management Issuance Trust
Series 2020-1, Class D, 6.77%, 10/15/2030 (a)	2,410	2,435
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,600	2,546
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (k)	106	71
Series 2005-2, Class M1, 5.55%, 8/25/2035 (k)	380	356
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	39	38
Repo Buyer RRI Trust, 3.06%, 4/14/2055 ‡	4,477	3,906
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	189

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	930	901
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	9,326	9,466
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	17,753	18,060
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (k)	4,916	4,867
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (k)	11,904	11,790
River Rock SFR Frn, 9.25%, 5/15/2025 ‡ (a)	5,423	5,315
RR Ltd. (Cayman Islands)
Series 2021-18A, Class A2, 6.16%, 10/15/2034 (a) (b)	7,000	7,012
Series 2020-12A, Class AAR3, 5.55%, 1/15/2036 (a) (b)	4,570	4,580
Series 2020-12A, Class A2R3, 5.90%, 1/15/2036 (a) (b)	7,469	7,479
Santander Drive Auto Receivables Trust
Series 2022-7, Class C, 6.69%, 3/17/2031	493	507
Series 2024-3, Class D, 5.97%, 10/15/2031	12,824	13,215
Series 2024-4, Class D, 5.32%, 12/15/2031	5,298	5,363
Series 2024-5, Class D, 5.14%, 2/17/2032	2,984	3,010
SBA Small Business Investment Cos. Series 2024-10B, Class 1, 4.38%, 9/10/2034	6,400	6,350
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	2,354	2,311
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	5,360	5,242
Series 2021-1A, Class E, 3.56%, 8/20/2032 (a)	3,300	3,290
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	20,757	20,731
Shackleton CLO Ltd. (Cayman Islands) Series 2019-15A, Class BR, 6.11%, 1/15/2032 (a) (b)	3,651	3,655
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	1,414	1,413
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	678	655
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	2,888	3,044
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	1,639	1,687
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (k)	7,500	7,297
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a)	2,572	2,694
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class C, 6.32%, 4/16/2031 (a) (b)	1,000	1,000
Series 2015-16A, Class B1RR, 6.00%, 10/15/2031 (a) (b)	8,224	8,231
Series 2019-21A, Class CR2, 6.07%, 7/15/2032 (a) (b)	13,500	13,500
Series 2020-23A, Class CR2, 6.07%, 1/15/2034 (a) (b)	8,000	8,000
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	646	650
Tricolor Auto Securitization Trust Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	106	106
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	2,975	2,939
Series 2016-1, Class B, 3.65%, 1/7/2026	2,291	2,251
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (a)	1,875	164
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (a)	2,900	696
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	37	37
Series 2021-PT1, Class A, HB, 23.45%, 9/20/2027 ‡ (a) (b)	781	652
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (a)	3,500	876
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (a)	2,670	814
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (a)	2,830	1,085
Series 2021-PT2, Class A, HB, 24.13%, 11/20/2029 ‡ (a) (b)	1,392	1,190
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 ‡ (a) (b)	1,487	1,285
Series 2021-PT4, Class A, HB, 20.47%, 1/20/2030 ‡ (a) (b)	583	513
Series 2022-PT2, Class A, 18.75%, 2/20/2030 ‡ (a) (b)	1,633	1,632
Series 2022-PT1, Class A, HB, 20.56%, 2/20/2030 ‡ (a) (b)	1,735	1,735
Series 2022-PT3, Class A, HB, 20.48%, 4/20/2030 ‡ (a) (b)	1,456	1,455
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-PT4, Class A, 19.17%, 5/20/2030 ‡ (a) (b)	1,403	1,403
Upstart Securitization Trust
Series 2021-4, Class C, 3.19%, 9/20/2031 (a)	6,042	5,932
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	12,305	11,986
Series 2022-1, Class C, 5.71%, 3/20/2032 (a)	6,474	3,622
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	3,353	3,171
Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,392	486
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	732	726
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (a)	21,133	21,485
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,998	9,535
9.46%, 7/18/2027 ‡	20,000	19,158
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (k)	3,045	3,046
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (k)	1,265	1,266
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 6.31%, 1/15/2035 (a) (b)	8,000	8,015
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	719	693
Series 2019-AA, Class D, 4.03%, 6/15/2038 (a)	283	275
Westlake Automobile Receivables Trust
Series 2023-1A, Class B, 5.41%, 1/18/2028 (a)	375	376
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	404	408
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	438	451
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	3,795	3,917
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	2,304	2,356
Series 2024-3A, Class D, 5.21%, 4/15/2030 (a)	19,900	19,998
Total Asset-Backed Securities (Cost $2,271,372)		2,223,746
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 10.4%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.74%, 5/25/2036 (b)	813	704
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	15	16
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	11	11
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	15	12
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	41	33
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	252	222
Series 2005-J14, Class A3, 5.50%, 12/25/2035	207	126
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	460	223
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (b)	5,000	5,097
10.14%, 3/25/2031 ‡ (b)	7,500	7,759
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (a) (b)	8,000	7,597
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (b)	2,470	2,275
Series 2019-6, Class B3, 5.99%, 11/25/2059 (a) (b)	1,250	1,110
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (b)	1,550	1,369
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (b)	1,000	936
Series 2019-4, Class B2, 5.66%, 7/26/2049 (a) (b)	4,700	4,496
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (a) (b)	1,000	903
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (b)	290	281
Banc of America Funding Trust Series 2007-5, Class 4A1, 4.80%, 7/25/2037 (b)	599	407
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 6.22%, 8/25/2034 (b)	53	51
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (k)	63	55
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.83%, 4/25/2046 (b)	694	593
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	191

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	30	29
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	38	37
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (a) (k)	1,948	1,968
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 8.82%, 4/25/2031 (a) (b)	7,007	7,462
Series 2019-R04, Class 2B1, 9.72%, 6/25/2039 (a) (b)	9,332	9,802
Series 2019-R05, Class 1B1, 8.57%, 7/25/2039 (a) (b)	7,157	7,416
Series 2019-R06, Class 2B1, 8.22%, 9/25/2039 (a) (b)	25,103	25,981
Series 2019-R07, Class 1B1, 7.87%, 10/25/2039 (a) (b)	29,361	30,342
Series 2019-HRP1, Class B1, 13.72%, 11/25/2039 (a) (b)	17,955	19,851
Series 2020-R02, Class 2B1, 7.47%, 1/25/2040 (a) (b)	2,834	2,905
Series 2020-R01, Class 1B1, 7.72%, 1/25/2040 (a) (b)	10,860	11,239
Series 2021-R01, Class 1B1, 7.45%, 10/25/2041 (a) (b)	2,600	2,670
Series 2021-R03, Class 1B1, 7.10%, 12/25/2041 (a) (b)	6,000	6,135
Series 2023-R01, Class 1M1, 6.75%, 12/25/2042 (a) (b)	5,963	6,137
Series 2023-R02, Class 1M2, 7.70%, 1/25/2043 (a) (b)	11,850	12,543
Series 2023-R02, Class 1B1, 9.90%, 1/25/2043 (a) (b)	7,600	8,402
Series 2023-R04, Class 1M1, 6.65%, 5/25/2043 (a) (b)	5,733	5,863
Series 2023-R04, Class 1M2, 7.90%, 5/25/2043 (a) (b)	5,000	5,327
Series 2023-R04, Class 1B1, 9.70%, 5/25/2043 (a) (b)	4,000	4,427
Series 2023-R06, Class 1M2, 7.05%, 7/25/2043 (a) (b)	2,960	3,065
Series 2023-R07, Class 2M2, 7.60%, 9/25/2043 (a) (b)	1,682	1,770
Series 2024-R02, Class 1M1, 5.45%, 2/25/2044 (a) (b)	2,868	2,871
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-R02, Class 1M2, 6.15%, 2/25/2044 (a) (b)	3,160	3,192
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 4.98%, 6/25/2035 (b)	157	105
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (k)	46	45
FARM Mortgage Trust Series 2021-1, Class B, 3.24%, 7/25/2051 (a) (b)	1,428	1,060
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (b)	17,421	11
Series 2021-2, Class BXS, 15.74%, 11/25/2060 (a) (b)	4,939	3,550
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 7.35%, 8/25/2033 (a) (b)	6,600	7,336
Series 2021-DNA2, Class B1, 7.75%, 8/25/2033 (a) (b)	18,555	21,024
Series 2021-HQA1, Class B2, 9.35%, 8/25/2033 (a) (b)	13,200	15,083
Series 2021-DNA2, Class B2, 10.35%, 8/25/2033 (a) (b)	19,500	23,644
Series 2021-DNA3, Class B2, 10.60%, 10/25/2033 (a) (b)	24,618	30,559
Series 2021-HQA2, Class B2, 9.80%, 12/25/2033 (a) (b)	12,250	14,419
Series 2021-DNA5, Class B2, 9.85%, 1/25/2034 (a) (b)	11,900	14,040
Series 2021-HQA3, Class B2, 10.60%, 9/25/2041 (a) (b)	3,125	3,294
Series 2021-DNA7, Class B2, 12.15%, 11/25/2041 (a) (b)	5,050	5,469
Series 2022-DNA2, Class B2, 12.85%, 2/25/2042 (a) (b)	3,000	3,311
Series 2022-DNA3, Class M1B, 7.25%, 4/25/2042 (a) (b)	10,000	10,380
Series 2022-DNA3, Class B1, 10.00%, 4/25/2042 (a) (b)	6,250	6,751
Series 2022-DNA4, Class M1B, 7.70%, 5/25/2042 (a) (b)	4,000	4,193
Series 2022-DNA4, Class M2, 9.60%, 5/25/2042 (a) (b)	3,100	3,354
Series 2022-DNA5, Class M2, 11.10%, 6/25/2042 (a) (b)	12,000	13,433
Series 2022-HQA3, Class M1B, 7.90%, 8/25/2042 (a) (b)	5,000	5,272
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2023-DNA1, Class M1A, 6.45%, 3/25/2043 (a) (b)	1,333	1,357
Series 2023-DNA2, Class M1A, 6.45%, 4/25/2043 (a) (b)	5,217	5,310
Series 2023-DNA2, Class B1, 11.95%, 4/25/2043 (a) (b)	3,350	3,845
Series 2023-HQA2, Class M1B, 7.70%, 6/25/2043 (a) (b)	8,800	9,254
Series 2024-DNA1, Class M2, 6.30%, 2/25/2044 (a) (b)	8,500	8,596
Series 2020-DNA6, Class B2, 10.00%, 12/25/2050 (a) (b)	2,000	2,304
Series 2021-DNA1, Class B2, 9.10%, 1/25/2051 (a) (b)	9,000	9,999
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 8.17%, 12/25/2030 (a) (b)	1,000	1,060
Series 2018-DNA3, Class B1, 8.37%, 9/25/2048 (a) (b)	7,685	8,341
Series 2018-HQA2, Class B1, 8.72%, 10/25/2048 (a) (b)	3,935	4,249
Series 2019-DNA1, Class B2, 15.22%, 1/25/2049 (a) (b)	8,135	10,122
Series 2019-HQA2, Class B2, 15.72%, 4/25/2049 (a) (b)	3,500	4,221
Series 2019-DNA4, Class B2, 10.72%, 10/25/2049 (a) (b)	5,000	5,627
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 9.62%, 10/25/2029 (b)	11,000	11,849
Series 2017-DNA3, Class B1, 8.92%, 3/25/2030 (b)	15,800	17,181
Series 2018-HQA1, Class B1, 8.82%, 9/25/2030 (b)	34,415	36,821
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	671	18
Series 4149, IO, 3.00%, 1/15/2033	181	12
Series 4160, IO, 3.00%, 1/15/2033	583	40
Series 4212, Class MI, IO, 3.00%, 6/15/2033	821	74
Series 3145, Class GI, IF, IO, 2.15%, 4/15/2036 (b)	1,136	104
Series 4495, Class PI, IO, 4.00%, 9/15/2043	145	9
Series 4321, Class PI, IO, 4.50%, 1/15/2044	217	35
Series 4670, Class TI, IO, 4.50%, 1/15/2044	177	10
Series 4550, Class DI, IO, 4.00%, 3/15/2044	105	7
Series 4612, Class QI, IO, 3.50%, 5/15/2044	201	21
Series 4612, Class PI, IO, 3.50%, 6/15/2044	19	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4657, Class QI, IO, 4.00%, 9/15/2044	177	11
Series 4585, Class JI, IO, 4.00%, 5/15/2045	215	27
Series 4628, Class PI, IO, 4.00%, 7/15/2045	141	15
Series 4681, Class SD, IF, IO, 1.70%, 5/15/2047 (b)	340	38
Series 4694, Class SA, IF, IO, 1.65%, 6/15/2047 (b)	590	71
Series 4689, Class SD, IF, IO, 1.70%, 6/15/2047 (b)	490	56
Series 4746, Class SC, IF, IO, 1.70%, 1/15/2048 (b)	5,952	692
Series 5164, Class J, 2.50%, 5/25/2049	9,523	8,354
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,610	353
Series 4919, Class SH, IF, IO, 1.53%, 9/25/2049 (b)	8,644	936
Series 5011, Class MI, IO, 3.00%, 9/25/2050	30,573	5,008
Series 5052, Class EI, IO, 3.00%, 12/25/2050	25,548	4,338
Series 5072, Class BI, IO, 3.00%, 2/25/2051	31,977	5,439
Series 5143, Class PI, IO, 2.50%, 5/25/2051	2,676	330
Series 5143, Class Z, 2.50%, 5/25/2051	1,589	924
Series 5148, Class PI, IO, 2.50%, 10/25/2051	7,654	853
Series 5148, Class PZ, 2.50%, 10/25/2051	6,416	4,065
Series 5151, Class KZ, 2.50%, 10/25/2051	4,499	2,885
Series 5154, Class QI, IO, 2.50%, 10/25/2051	10,503	1,082
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,751	7,032
Series 5149, Class ZB, 3.00%, 10/25/2051	1,169	769
Series 5387, Class KB, 6.00%, 3/25/2054	9,907	10,507
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	43	1
Series 342, Class S7, IF, IO, 1.66%, 2/15/2045 (b)	6,031	614
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 9.97%, 9/25/2029 (b)	28,544	31,017
Series 2017-C03, Class 1B1, 9.32%, 10/25/2029 (b)	7,377	7,893
Series 2017-C05, Class 1B1, 8.07%, 1/25/2030 (b)	11,760	12,244
Series 2017-C06, Class 1B1, 8.62%, 2/25/2030 (b)	7,255	7,753
Series 2017-C06, Class 2B1, 8.92%, 2/25/2030 (b)	8,015	8,559
Series 2017-C07, Class 1B1, 8.47%, 5/25/2030 (b)	5,700	6,159
Series 2018-C01, Class 1B1, 8.02%, 7/25/2030 (b)	9,870	10,627
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	193

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-C03, Class 1B1, 8.22%, 10/25/2030 (b)	16,054	17,304
Series 2018-C04, Class 2B1, 8.97%, 12/25/2030 (b)	4,250	4,632
Series 2018-C05, Class 1B1, 8.72%, 1/25/2031 (b)	3,000	3,270
Series 2018-C06, Class 1B1, 8.22%, 3/25/2031 (b)	16,560	17,867
Series 2018-C06, Class 2B1, 8.57%, 3/25/2031 (b)	2,860	3,147
Series 2021-R02, Class 2M2, 6.35%, 11/25/2041 (a) (b)	14,400	14,575
Series 2021-R02, Class 2B1, 7.65%, 11/25/2041 (a) (b)	4,983	5,146
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	358	20
Series 2012-93, Class FS, IF, IO, 1.68%, 9/25/2032 (b)	1,430	130
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,222	104
Series 2003-76, Class SB, IF, IO, 2.58%, 8/25/2033 (b)	1,096	106
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	5,090	550
Series 2006-42, Class LI, IF, IO, 2.09%, 6/25/2036 (b)	935	100
Series 2011-79, Class SD, IF, IO, 1.43%, 8/25/2041 (b)	2,746	315
Series 2011-78, Class JS, IF, IO, 1.53%, 8/25/2041 (b)	1,348	118
Series 2012-133, Class HS, IF, IO, 1.68%, 12/25/2042 (b)	154	17
Series 2012-148, Class US, IF, 0.06%, 1/25/2043 (b)	1,016	832
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	230	28
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	243	40
Series 2016-56, Class ST, IF, IO, 1.53%, 8/25/2046 (b)	4,149	460
Series 2016-95, Class ES, IF, IO, 1.53%, 12/25/2046 (b)	1,318	149
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	265	48
Series 2017-6, Class SB, IF, IO, 1.58%, 2/25/2047 (b)	89	9
Series 2017-39, Class ST, IF, IO, 1.63%, 5/25/2047 (b)	1,076	122
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-90, Class SP, IF, IO, 1.68%, 11/25/2047 (b)	2,037	243
Series 2017-112, Class SC, IF, IO, 1.68%, 1/25/2048 (b)	2,717	315
Series 2021-86, Class T, 2.50%, 9/25/2048	15,919	14,043
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	734	141
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,308	276
Series 2019-37, Class CS, IF, IO, 1.58%, 7/25/2049 (b)	2,914	368
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	46,726	7,941
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	79,787	13,602
Series 2024-25, Class ZA, 6.00%, 9/25/2053	13,665	14,015
Series 2024-25, Class ZB, 5.50%, 3/25/2054	10,154	10,345
Series 2025-7, Class SE, IF, IO, 1.50%, 2/25/2055 (b)	33,281	2,492
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	24	1
Series 421, Class C3, IO, 4.00%, 7/25/2030	131	6
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (a) (b)	10,871	9,840
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (b)	3,000	2,504
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	22	22
GNMA
Series 2013-182, Class MS, IF, IO, 1.71%, 12/20/2043 (b)	6,936	744
Series 2016-108, Class SN, IF, IO, 1.65%, 8/20/2046 (b)	9,574	1,308
Series 2016-108, Class SM, IF, IO, 1.67%, 8/20/2046 (b)	2,302	315
Series 2016-147, Class AS, IF, IO, 1.67%, 10/20/2046 (b)	4,201	580
Series 2017-36, Class SL, IF, IO, 1.77%, 3/16/2047 (b)	5,679	763
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	226	4
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	68	15
Series 2019-65, Class ST, IF, IO, 1.62%, 5/20/2049 (b)	8,190	814
Series 2019-86, Class ST, IF, IO, 1.67%, 7/20/2049 (b)	4,296	397
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-120, Class DS, IF, IO, 1.62%, 9/20/2049 (b)	7,433	943
Series 2019-132, Class SK, IF, IO, 1.62%, 10/20/2049 (b)	6,238	684
Series 2020-86, Class TS, IF, IO, 1.17%, 6/20/2050 (b)	9,723	1,260
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	144,862	21,578
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	71,717	10,575
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	17,655	2,766
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	15,235	2,397
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	50,365	7,925
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	58,911	9,267
Series 2021-162, Class NZ, 2.50%, 9/20/2051	4,866	3,213
Series 2021-162, Class Z, 2.50%, 9/20/2051	4,992	3,316
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	4,983	3,118
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	18,858	2,991
Series 2023-102, Class BG, 5.50%, 7/20/2053	2,519	2,551
Series 2024-30, Class SC, IF, IO, 2.10%, 2/20/2054 (b)	22,472	1,997
Series 2024-27, Class GB, 5.00%, 2/20/2054	2,000	1,932
Series 2024-110, Class SC, IF, IO, 1.65%, 7/20/2054 (b)	22,251	1,842
Series 2024-112, Class SA, IF, IO, 2.25%, 7/20/2054 (b)	21,450	1,636
Series 2024-110, Class AS, IF, IO, 2.30%, 7/20/2054 (b)	20,164	2,019
Series 2024-126, Class HS, IF, IO, 1.60%, 8/20/2054 (b)	22,275	1,532
Series 2024-126, Class JS, IF, IO, 1.60%, 8/20/2054 (b)	87,635	5,206
Series 2024-127, Class SE, IF, IO, 1.65%, 8/20/2054 (b)	26,928	1,786
Series 2024-126, Class AS, IF, IO, 2.30%, 8/20/2054 (b)	21,425	1,647
Series 2024-128, Class SA, IF, IO, 2.30%, 8/20/2054 (b)	33,892	2,843
Series 2024-151, Class JS, IF, IO, 2.26%, 9/20/2054 (b)	21,969	2,190
Series 2024-159, Class AS, IF, IO, 1.75%, 10/20/2054 (b)	17,872	1,528
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-190, Class CS, IF, IO, 1.65%, 11/20/2054 (b)	24,310	1,938
Series 2025-1, Class SV, IF, IO, 1.55%, 1/20/2055 (b)	45,273	3,205
Series 2025-7, Class SG, IF, IO, 1.60%, 1/20/2055 (b)	35,894	2,604
Series 2025-7, Class QS, IF, IO, 2.10%, 1/20/2055 (b)	20,970	1,843
Series 2025-1, Class SL, IF, IO, 2.25%, 1/20/2055 (b)	23,454	2,175
Series 2025-7, Class SL, IF, IO, 2.25%, 1/20/2055 (b)	26,975	2,252
Series 2025-23, Class SL, IF, IO, 1.62%, 2/20/2055 (b)	58,783	3,692
Series 2015-H13, Class GI, IO, 1.52%, 4/20/2065 (b)	385	9
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	16	16
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (b)	156	18
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 5.32%, 9/25/2035 (b)	74	71
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.79%, 1/25/2047 (b)	5,586	5,114
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.85%, 10/25/2034 (a) (b)	12,500	13,092
Homeward Opportunities Fund Trust Series 2024-RTL1, Class A1, 7.12%, 7/25/2029 (a) (k)	23,720	23,928
Impac CMB Trust Series 2005-1, Class 1A2, 5.05%, 4/25/2035 (b)	101	96
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.98%, 9/25/2037 (b)	11,311	7,066
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (k)	900	871
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	26	26
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	11,006	5,068
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (k)	23,380	23,428
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (k)	2,750	2,780
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (a) (k)	10,000	10,145
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (k)	2,925	2,963
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	195

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (a) (k)	3,825	3,886
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (a) (k)	13,810	14,028
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (k)	4,329	4,363
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (a) (k)	2,673	2,692
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (k)	9,582	9,574
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (k)	4,975	5,006
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033 (b)	22	12
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	20	20
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 6.86%, 8/25/2033 (b)	26	25
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (k)	18,890	19,000
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (k)	18,077	18,158
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (b)	6,605	211
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (b)	16,475	714
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (b)	3,042	2,697
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (k)	3,000	2,986
OBX Trust
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (a) (k)	4,892	4,968
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (a) (k)	2,716	2,745
PRET LLC
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (a) (k)	11,205	11,258
Series 2024-NPL8, Class A1, 5.96%, 11/25/2054 ‡ (a) (k)	8,952	9,007
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (a) (k)	35,227	35,373
PRPM LLC
Series 2020-4, Class A2, 9.19%, 10/25/2025 (a) (k)	7,865	7,860
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-6, Class A1, 6.36%, 11/25/2025 (a) (k)	1,602	1,607
Series 2021-8, Class A2, 6.60%, 9/25/2026 (a) (b)	4,639	4,566
Series 2024-1, Class A1, 6.96%, 2/25/2029 (a) (k)	5,862	5,903
Series 2024-2, Class A1, 7.03%, 3/25/2029 (a) (k)	5,741	5,790
Series 2024-5, Class A1, 5.69%, 9/25/2029 (a) (k)	2,152	2,153
Series 2024-7, Class A1, 5.87%, 11/25/2029 ‡ (a) (k)	5,585	5,620
Series 2024-8, Class A2, 8.84%, 12/25/2029 (a) (k)	2,000	2,015
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	24	24
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.10%, 9/25/2032 (a) (b)	9,000	9,457
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (a) (k)	20,269	20,350
STACR Trust Series 2018-HRP2, Class B1, 8.67%, 2/25/2047 (a) (b)	2,825	3,136
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,150	931
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 6.17%, 10/25/2037 (b)	1,560	1,426
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 5.28%, 5/25/2047 (b)	12,423	10,020
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (a) (k)	9,500	9,503
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (k)	1,135	1,111
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	24,893
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (a) (b)	7,606	7,267
Series 2020-1, Class M1, 3.02%, 1/25/2060 (a) (b)	1,990	1,858
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (k)	751	750
Series 2023-1, Class A1, 5.85%, 12/25/2067 (a) (k)	964	966
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (k)	6,027	6,058
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (k)	5,227	5,244
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (a) (b)	820	660
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (k)	11,387	11,303
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	30	30
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 6.24%, 8/25/2033 (b)	64	62
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	39	39
Series 2005-AR7, Class A3, 6.27%, 8/25/2035 (b)	41	42
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 5.54%, 10/25/2046 (b)	1,939	1,654
Total Collateralized Mortgage Obligations (Cost $1,334,300)		1,339,515
Foreign Government Securities — 3.3%
Arab Republic of Egypt
7.50%, 1/31/2027 (j)	1,000	989
7.60%, 3/1/2029 (j)	6,200	6,008
8.63%, 2/4/2030 (a)	1,459	1,450
7.63%, 5/29/2032 (j)	4,000	3,536
9.45%, 2/4/2033 (a)	1,990	1,936
7.30%, 9/30/2033 (j)	1,100	939
8.50%, 1/31/2047 (j)	2,300	1,826
8.70%, 3/1/2049 (j)	2,100	1,686
8.88%, 5/29/2050 (j)	1,700	1,379
Benin Government Bond 7.96%, 2/13/2038 (a)	6,660	6,260
Commonwealth of the Bahamas 6.00%, 11/21/2028 (j)	1,100	1,052
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (a)	1,300	1,214
3.10%, 1/15/2030 (a) (k)	311	276
3.35%, 3/15/2033 (a) (k)	609	489
3.60%, 6/15/2035 (a) (k)	6,012	4,162
3.60%, 5/15/2036 (a) (k)	286	232
3.60%, 2/15/2038 (a) (k)	571	470
Dominican Republic Government Bond
7.05%, 2/3/2031 (a)	1,230	1,279
6.00%, 2/22/2033 (a)	753	738
6.00%, 2/22/2033 (j)	8,400	8,232
6.40%, 6/5/2049 (j)	1,600	1,528
5.88%, 1/30/2060 (a)	11,450	10,094
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

5.88%, 1/30/2060 (j)	13,200	11,637
Federal Republic of Nigeria
6.50%, 11/28/2027 (j)	5,400	5,266
6.13%, 9/28/2028 (a)	6,347	5,932
7.14%, 2/23/2030 (j)	16,000	14,968
7.38%, 9/28/2033 (a)	3,405	3,008
7.70%, 2/23/2038 (j)	4,700	3,973
8.25%, 9/28/2051 (a)	3,263	2,733
Federative Republic of Brazil 7.13%, 5/13/2054	2,605	2,519
Gabonese Republic
7.00%, 11/24/2031 (j)	2,000	1,611
7.00%, 11/24/2031 (a)	1,143	920
Hashemite Kingdom of Jordan
7.75%, 1/15/2028 (j)	1,000	1,019
5.85%, 7/7/2030 (j)	7,400	6,874
7.38%, 10/10/2047 (j)	7,600	6,781
Islamic Republic of Pakistan
8.25%, 9/30/2025 (j)	3,100	3,097
6.00%, 4/8/2026 (a)	15,085	14,538
6.88%, 12/5/2027 (j)	1,000	930
7.38%, 4/8/2031 (a)	5,013	4,376
8.88%, 4/8/2051 (j)	2,500	2,039
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,870	3,107
Kingdom of Bahrain 5.45%, 9/16/2032 (a)	8,389	7,823
Kingdom of Morocco 6.50%, 9/8/2033 (j)	900	940
Republic of Angola
8.25%, 5/9/2028 (j)	3,200	3,041
8.00%, 11/26/2029 (a)	3,620	3,301
8.00%, 11/26/2029 (j)	11,400	10,395
8.75%, 4/14/2032 (a)	5,266	4,699
8.75%, 4/14/2032 (j)	800	714
9.13%, 11/26/2049 (j)	5,700	4,581
Republic of Armenia 3.60%, 2/2/2031 (a)	1,960	1,668
Republic of Colombia
8.00%, 4/20/2033	2,010	2,092
7.50%, 2/2/2034	860	862
8.75%, 11/14/2053	4,568	4,709
Republic of Costa Rica
6.13%, 2/19/2031 (j)	4,200	4,266
6.55%, 4/3/2034 (a)	3,300	3,403
7.00%, 4/4/2044 (j)	1,000	1,027
7.30%, 11/13/2054 (a)	4,403	4,632
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (j)	15,037	14,975
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	197

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
6.13%, 6/15/2033 (j)	16,300	14,655
8.25%, 1/30/2037 (a)	1,488	1,445
Republic of Ecuador
6.90%, 7/31/2030 (j) (k)	4,300	2,837
5.50%, 7/31/2035 (j) (k)	6,000	3,230
5.00%, 7/31/2040 (j) (k)	4,800	2,352
Republic of El Salvador
8.63%, 2/28/2029 (j)	4,669	4,870
0.25%, 4/17/2030 (a)	6,200	124
9.25%, 4/17/2030 (a)	9,300	9,858
7.63%, 2/1/2041 (j)	2,900	2,708
7.12%, 1/20/2050 (j)	4,400	3,743
9.65%, 11/21/2054 (a)	7,327	7,781
Republic of Ghana
0.0%, 7/3/2026 (a)	305	284
5.00%, 7/3/2029 (a) (k)	4,478	3,976
0.0%, 1/3/2030 (a)	650	508
5.00%, 7/3/2035 (a) (k)	4,426	3,261
Republic of Guatemala
6.60%, 6/13/2036 (a)	1,420	1,434
4.65%, 10/7/2041 (a)	1,400	1,106
Republic of Honduras
6.25%, 1/19/2027 (j)	3,000	2,935
8.63%, 11/27/2034 (a)	3,660	3,607
Republic of Iraq 5.80%, 1/15/2028 (j)	5,775	5,667
Republic of Kenya
7.25%, 2/28/2028 (j)	3,200	3,132
9.75%, 2/16/2031 (a)	2,066	2,089
9.75%, 2/16/2031 (j)	2,200	2,225
8.00%, 5/22/2032 (j)	3,500	3,250
9.50%, 3/5/2036 (a)	8,350	8,074
Republic of Montenegro 7.25%, 3/12/2031 (a)	4,923	5,103
Republic of Namibia 5.25%, 10/29/2025 (j)	4,900	4,836
Republic of Panama
6.40%, 2/14/2035	1,800	1,704
7.88%, 3/1/2057	2,000	1,997
Republic of Paraguay, 6.10%, 8/11/2044 (j)	14,075	13,622
Republic of Rwanda 5.50%, 8/9/2031 (a)	8,000	6,200
Republic of Senegal
6.25%, 5/23/2033 (j)	11,000	8,587
6.75%, 3/13/2048 (j)	13,100	8,744
Republic of Serbia 6.50%, 9/26/2033 (a)	1,800	1,876
Republic of South Africa
7.10%, 11/19/2036 (a)	3,478	3,412
5.00%, 10/12/2046	5,100	3,608
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

5.75%, 9/30/2049	7,406	5,628
7.95%, 11/19/2054 (a)	4,489	4,353
Republic of Turkiye (The)
9.38%, 3/14/2029	2,000	2,207
9.38%, 1/19/2033	1,741	1,974
7.63%, 5/15/2034	6,763	6,964
Republic of Uzbekistan International Bond
7.85%, 10/12/2028 (a)	1,494	1,566
6.95%, 5/25/2032 (a)	2,000	2,007
Republic of Zambia 5.75%, 6/30/2033 (a) (k)	1,759	1,564
Romania Government Bond 7.50%, 2/10/2037 (a)	1,464	1,502
State of Mongolia 4.45%, 7/7/2031 (a)	5,600	4,858
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (j)	600	613
6.75%, 1/17/2048 (j)	6,300	6,575
7.00%, 1/25/2051 (j)	6,200	6,655
Suriname Government International Bond 7.95%, 7/15/2033 (e) (j)	3,091	2,981
Total Foreign Government Securities (Cost $458,226)		428,518
Loan Assignments — 1.4% (i) (l)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/31/2031	3,651	3,639
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.56%, 3/31/2028	1,930	1,931
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 8/4/2031	5,611	5,596
MIWD Holdco II LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/28/2031	2,992	2,996
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 2/10/2032 (m)	6,790	6,777
		15,369
Chemicals — 0.1%
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00% (Cash)), 14.30%, 1/16/2026 (e)	1,394	1,395
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Chemicals — continued
(3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00% (Cash)), 14.30%, 10/12/2028 (e)	2,280	2,267
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.00% (PIK) + 2.00% (Cash)), 14.30%, 7/16/2026 (e)	1,392	1,392
W.R. Grace Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 9/22/2028 (m)	3,366	3,361
		8,415
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028 (m)	3,241	3,237
Raven Acquisition Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 11/19/2031	3,062	3,047
		6,284
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien PIK Term Loan
(3-MONTH CME TERM SOFR + 5.25% (PIK) + 2.00% (Cash) +0.1% (CAS)), 11.68%, 6/30/2026 ‡ (e)	72	35
(3-MONTH CME TERM SOFR + 5.25% (PIK) + 2.00% (Cash) +0.1% (CAS)), 11.68%, 6/30/2026 ‡ (e)	2,819	2,229
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.90%, 6/30/2026 ‡	3,291	3,291
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/2/2029 ‡	334	334
Moran Foods LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 8.50%), 12.82%, 1/2/2029 ‡	292	292
		6,181
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 1/30/2031 (m)	3,619	3,607
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.06%, 3/2/2027	2,399	2,397
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.08%, 9/19/2031	1,156	1,162
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.56%, 12/2/2031	5,132	5,008
		6,170
Financial Services — 0.0% ^
Belron Finance US LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/16/2031	1,844	1,848
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 6.29%, 1/31/2031 (m)	2,400	2,397
		4,245
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	3,969	3,958
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.08%, 4/10/2031	8,615	8,577
		12,535
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 6.42%, 11/8/2027	62	63
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 10/23/2028	6,740	6,747
		6,810
Health Care Providers & Services — 0.0% ^
PAREXEL International, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028 (m)	4,016	4,020
Insurance — 0.1%
HUB International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.79%, 6/20/2030	7,205	7,210
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031	3,991	4,000
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	199

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
IT Services — continued
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/3/2028 (m)	3,631	3,549
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/31/2031 (m)	1,292	1,238
		8,787
Leisure Products — 0.1%
FGI Operating Co. LLC, 1st Lien Term Loan, 12.50%, 1/31/2025 ‡ (d)	42	3
Varsity Brands LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.07%, 8/26/2031	6,838	6,833
		6,836
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 4/5/2029	3,200	3,209
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/8/2031 (m)	2,800	2,808
		6,017
Media — 0.0% ^
CSC Holdings LLC, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 8.81%, 1/18/2028	3,450	3,385
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.55%, 8/2/2027	336	336
		3,721
Oil, Gas & Consumable Fuels — 0.0% ^
EPIC Crude Services LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 10/15/2031	3,368	3,377
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 9.30%, 4/20/2028	2,455	2,504
Jetblue Airways Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.50%), 9.85%, 8/13/2029	3,262	3,267
		5,771
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.16%, 8/2/2027	1,354	1,352
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/31/2031 (m)	4,500	4,508
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 1/27/2031	2,743	2,737
		7,245
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029	2,793	2,785
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 2/15/2029 (m)	5,740	5,724
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 7.79%, 11/25/2031	4,936	4,956
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 7/6/2029	2,793	2,549
Icon Parent, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/13/2031	4,675	4,662
Rocket Software, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 11/28/2028	4,556	4,567
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/10/2031	6,571	6,569
		29,027
Specialty Retail — 0.1%
Claire's Stores, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 6.50%), 10.89%, 12/18/2026	12	9
Petco Health & Wellness Co., Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.84%, 3/3/2028 (m)	4,150	3,822
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.17%, 2/11/2028 (m)	6,341	6,307
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029	2,399	2,391
		12,529
Total Loan Assignments (Cost $176,936)		176,260
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.4% (n)
California — 0.1%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (a) (b) (c)	9,900	10,042
Los Angeles Community College District, Election of 2008 Series 2010E, GO, 6.75%, 8/1/2049	100	115
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	260
Regents of the University of California, Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	280
University of California, Taxable Limited Project Series 2015J, Rev., 4.13%, 5/15/2045	100	91
Total California		10,788
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	175	164
Indiana — 0.0% ^
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series 2010B-2, Rev., 6.12%, 1/15/2040	240	253
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brightline West Passenger Rail Project Series 2025 A, Rev., AMT, 9.50%, 1/1/2033 (a) (b) (c)	13,400	13,474
New York — 0.2%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024 CL A, Rev., 5.46%, 12/15/2031	26,666	27,292
Series 2024 CL B, Rev., 6.03%, 12/15/2031	3,200	3,278
Total New York		30,570
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	150
Total Municipal Bonds (Cost $53,919)		55,399
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 0.2%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	9,333,314	9
NMG Parent LLC ‡ *	—	—
		9
Chemicals — 0.0% ^
Venator Materials plc ‡ *	7	2,662
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	5	169
Windstream Holdings, Inc. ‡ *	—	9
		178
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	1	12
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	7
iHeartMedia, Inc., Class A *	2	4
		11
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	23	3,859
Pharmaceuticals — 0.1%
Endo GUC Trust ‡ *	10	7
Endo, Inc. *	143	4,122
Mallinckrodt plc ‡ *	65	6,243
		10,372
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (o)	—	—
Rite Aid ‡ * (d)	12	—
		—
Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	147	5,197
Total Common Stocks (Cost $14,240)		22,300
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	18
Electric Utilities — 0.0% ^
SCE Trust VI 5.00%, 4/6/2025 ($25 par value) (p)	199	3,626
Total Preferred Stocks (Cost $4,678)		3,644
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	201

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Supranational — 0.0% ^
Banque Ouest Africaine de Developpement (Supranational), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year), 8.20%, 2/13/2055 (a) (i) (Cost $3,499)	3,500	3,539
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	—	— (q)
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD ‡ *	12	101
expiring 9/30/2028, price 1.00 USD ‡ *	1	—
Total Warrants (Cost $2,508)		101
	SHARES (000)
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.34% (r) (s) (Cost $27,607)	27,602	27,613
Total Investments — 106.6% (Cost $14,055,437)		13,763,473
Liabilities in Excess of Other Assets — (6.6)%		(856,902)
NET ASSETS — 100.0%		12,906,571

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
CAS	Credit Adjustment Spread
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Income Funds	February 28, 2025

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Defaulted security.
(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
February 28, 2025 is $42,389 or 0.33% of the
Fund’s net assets as of February 28, 2025.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of February 28, 2025.

(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(j)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(k)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of February 28, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of February 28, 2025.
(q)	Value is zero.
(r)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of February 28, 2025.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 4.00%, 3/25/2055 (a)	(351,200)	(329,205)
TBA, 5.00%, 3/25/2055 (a)	(302,850)	(297,907)
TBA, 6.00%, 3/25/2055 (a)	(65,000)	(66,062)
GNMA II, Single Family, 30 Year
TBA, 4.00%, 3/15/2055 (a)	(529,300)	(498,759)
TBA, 4.50%, 3/15/2055 (a)	(89,000)	(85,876)
TBA, 5.00%, 3/15/2055 (a)	(112,500)	(111,090)
(Proceeds received of $1,361,392)		(1,388,899)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	203

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
Futures contracts outstanding as of February 28, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	2,785	06/18/2025	USD	309,788	2,018
U.S. Treasury 10 Year Ultra Note	4,037	06/18/2025	USD	462,237	3,754
U.S. Treasury Long Bond	22	06/18/2025	USD	2,606	22
U.S. Treasury Ultra Bond	53	06/18/2025	USD	6,617	81
U.S. Treasury 2 Year Note	2,304	06/30/2025	USD	476,928	915
U.S. Treasury 5 Year Note	12,784	06/30/2025	USD	1,380,772	6,547
					13,337
Short Contracts
U.S. Treasury 10 Year Note	(372)	06/18/2025	USD	(41,379)	(224)
U.S. Treasury 10 Year Ultra Note	(4,270)	06/18/2025	USD	(488,915)	(3,809)
U.S. Treasury Long Bond	(1,191)	06/18/2025	USD	(141,096)	(1,105)
U.S. Treasury Ultra Bond	(2,371)	06/18/2025	USD	(296,005)	(3,621)
U.S. Treasury 5 Year Note	(338)	06/30/2025	USD	(36,507)	(199)
					(8,958)
					4,379

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of February 28, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.36	USD39,851	222	(982)	(760)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.39	USD31,878	217	(881)	(664)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.39	USD31,878	93	(757)	(664)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.39	USD15,942	28	(360)	(332)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.39	USD7,971	23	(188)	(165)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.39	USD15,935	56	(388)	(332)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.39	USD7,721	67	(228)	(161)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.39	USD44,000	243	(1,160)	(917)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.39	USD4,770	32	(132)	(100)
							981	(5,076)	(4,095)

SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Income Funds	February 28, 2025

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of February 28, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citigorup Global Markets, Inc.	11/18/2054	8.14	USD5,000	(249)	(326)	(575)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	8.14	USD12,500	(593)	(844)	(1,437)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	8.14	USD10,000	(422)	(728)	(1,150)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	8.14	USD20,000	(713)	(1,587)	(2,300)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	8.14	USD15,000	(474)	(1,251)	(1,725)
CMBX.NA.BBB-.12	3.00	Monthly	Citigorup Global Markets, Inc.	08/17/2061	8.40	USD7,500	(594)	(561)	(1,155)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	8.40	USD5,000	(223)	(547)	(770)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	8.40	USD2,500	(112)	(273)	(385)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	8.40	USD12,500	(337)	(1,588)	(1,925)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	8.40	USD12,500	(126)	(1,800)	(1,926)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	8.40	USD5,500	(59)	(788)	(847)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	8.40	USD8,017	(86)	(1,149)	(1,235)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	8.40	USD12,500	(53)	(1,873)	(1,926)
CMBX.NA.BBB-.9	3.00	Monthly	Citigorup Global Markets, Inc.	09/17/2058	33.70	USD2,500	(263)	(141)	(404)
CMBX.NA.BBB-.9	3.00	Monthly	Citigorup Global Markets, Inc.	09/17/2058	33.70	USD10,000	(874)	(742)	(1,616)
CMBX.NA.BBB-.9	3.00	Monthly	Citigorup Global Markets, Inc.	09/17/2058	33.70	USD8,000	(588)	(704)	(1,292)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	33.70	USD12,500	(1,720)	(299)	(2,019)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	33.70	USD7,500	(786)	(426)	(1,212)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	33.70	USD7,500	(789)	(423)	(1,212)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	205

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	33.70	USD5,000	(455)	(353)	(808)
							(9,516)	(16,403)	(25,919)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	3.09	USD 22,600	(1,764)	(188)	(1,952)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	3.09	USD 104,684	(7,100)	(1,944)	(9,044)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	3.09	USD 197,785	(13,419)	(3,668)	(17,087)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	3.09	USD 440,831	(30,233)	(7,851)	(38,084)
						(52,516)	(13,651)	(66,167)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Income Funds	February 28, 2025

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of February 28, 2025 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	981	(4,095)
OTC Credit default swap contracts outstanding - sell protection	(9,516)	(25,919)
Total OTC swap contracts outstanding	(8,535)	(30,014)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	207

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 60.6%
FHLMC
Pool # 781087, ARM, 6.36%, 12/1/2033 (a)	17	17
Pool # 1B1665, ARM, 6.78%, 4/1/2034 (a)	10	10
Pool # 782979, ARM, 6.50%, 1/1/2035 (a)	30	31
Pool # 1B2844, ARM, 6.27%, 3/1/2035 (a)	15	15
Pool # 1Q0007, ARM, 7.01%, 12/1/2035 (a)	6	6
Pool # 972200, ARM, 6.71%, 3/1/2036 (a)	11	12
Pool # 1J1380, ARM, 7.84%, 3/1/2036 (a)	4	4
Pool # 1H2618, ARM, 7.17%, 5/1/2036 (a)	23	24
Pool # 1G2557, ARM, 7.42%, 6/1/2036 (a)	35	36
Pool # 1A1085, ARM, 7.00%, 8/1/2036 (a)	19	19
Pool # 1Q0105, ARM, 7.58%, 9/1/2036 (a)	10	10
Pool # 1A1096, ARM, 7.02%, 10/1/2036 (a)	69	70
Pool # 1J1348, ARM, 7.19%, 10/1/2036 (a)	54	56
Pool # 1N0249, ARM, 7.20%, 10/1/2036 (a)	5	5
Pool # 1J1378, ARM, 6.27%, 11/1/2036 (a)	30	31
Pool # 1G2671, ARM, 6.53%, 11/1/2036 (a)	37	37
Pool # 1Q0737, ARM, 7.19%, 11/1/2036 (a)	19	20
Pool # 782760, ARM, 7.26%, 11/1/2036 (a)	34	35
Pool # 1G1386, ARM, 6.80%, 12/1/2036 (a)	11	12
Pool # 1J1516, ARM, 6.36%, 2/1/2037 (a)	13	13
Pool # 1G1555, ARM, 7.05%, 2/1/2037 (a)	5	5
Pool # 1Q0739, ARM, 6.85%, 3/1/2037 (a)	31	32
Pool # 1Q0697, ARM, 6.53%, 5/1/2037 (a)	33	34
Pool # 1G2229, ARM, 7.32%, 9/1/2037 (a)	9	10
Pool # 1Q0722, ARM, 6.81%, 4/1/2038 (a)	15	15
Pool # 1Q0789, ARM, 7.21%, 5/1/2038 (a)	3	3
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	64	65
Pool # C91158, 6.50%, 1/1/2028	31	31
Pool # C91180, 5.50%, 3/1/2028	31	32
Pool # D98938, 4.00%, 2/1/2032	271	266
FHLMC Gold Pools, 30 Year
Pool # C18115, 6.00%, 11/1/2028	—	—
Pool # C00701, 6.50%, 1/1/2029	8	8
Pool # G03029, 6.00%, 10/1/2029	13	13
Pool # C68485, 7.00%, 7/1/2032	8	8
Pool # G01448, 7.00%, 8/1/2032	15	16
Pool # C75791, 5.50%, 1/1/2033	31	31
Pool # C01735, 4.00%, 10/1/2033	36	35
Pool # A13625, 5.50%, 10/1/2033	90	91
Pool # A16843, 6.00%, 12/1/2033	25	25
Pool # A28796, 6.50%, 11/1/2034	42	43
Pool # A46417, 7.00%, 4/1/2035	127	133
Pool # A46987, 5.50%, 7/1/2035	212	218
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # A80290, 5.00%, 11/1/2035	282	285
Pool # G05713, 6.50%, 12/1/2035	197	204
Pool # A54679, 6.50%, 6/1/2036	10	11
Pool # C02637, 7.00%, 10/1/2036	76	80
Pool # C02660, 6.50%, 11/1/2036	31	33
Pool # G04077, 6.50%, 3/1/2038	69	72
Pool # G05190, 7.50%, 9/1/2038	12	13
Pool # C03466, 5.50%, 3/1/2040	56	58
Pool # A93511, 5.00%, 8/1/2040	477	484
Pool # G06493, 4.50%, 5/1/2041	760	755
Pool # G60039, 3.00%, 4/1/2043	3,112	2,817
Pool # G60105, 5.00%, 6/1/2044	1,056	1,071
Pool # Q37784, 3.50%, 12/1/2045	1,102	1,021
Pool # Q39412, 3.50%, 3/1/2046	445	411
Pool # Q40797, 3.50%, 5/1/2046	1,267	1,170
Pool # Q40922, 3.50%, 6/1/2046	431	398
Pool # Q42079, 3.50%, 7/1/2046	549	508
Pool # V84637, 4.00%, 9/1/2048	342	326
Pool # Q61709, 4.50%, 2/1/2049	654	642
Pool # Q62088, 4.50%, 2/1/2049	554	550
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	1	1
Pool # B90491, 7.50%, 1/1/2032	37	38
Pool # WA1626, 3.45%, 8/1/2032	8,248	7,730
Pool # WN1179, 3.85%, 9/1/2032	4,000	3,814
Pool # U80047, 4.00%, 9/1/2032	126	124
Pool # U80068, 3.50%, 10/1/2032	243	236
Pool # U80125, 3.50%, 1/1/2033	722	696
Pool # U80173, 3.50%, 1/1/2033	508	493
Pool # U80265, 3.50%, 4/1/2033	721	698
Pool # WN3233, 3.19%, 7/1/2033	5,000	4,583
Pool # L10224, 6.00%, 12/1/2034	91	92
Pool # H00158, 6.00%, 4/1/2036	44	44
Pool # L10291, 6.50%, 11/1/2036	118	121
Pool # P51353, 6.50%, 11/1/2036	65	67
Pool # P50595, 6.50%, 12/1/2036	194	201
Pool # P51361, 6.50%, 12/1/2036	45	47
Pool # G20028, 7.50%, 12/1/2036	39	40
Pool # G80365, 6.50%, 10/17/2038	89	91
Pool # U90690, 3.50%, 6/1/2042	2,050	1,914
Pool # U90975, 4.00%, 6/1/2042	1,304	1,258
Pool # T65101, 4.00%, 10/1/2042	199	186
Pool # U90378, 4.00%, 11/1/2042	1,874	1,809
Pool # U90542, 4.00%, 12/1/2042	602	585
Pool # U91449, 4.00%, 5/1/2043	1,701	1,636
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U99051, 3.50%, 6/1/2043	281	262
Pool # U99134, 4.00%, 1/1/2046	1,129	1,086
Pool # U69030, 4.50%, 1/1/2046	784	775
Pool # U69039, 4.00%, 2/1/2046	1,854	1,776
FHLMC UMBS, 20 Year Pool # ZT1675, 3.50%, 4/1/2037	1,933	1,868
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	410	376
Pool # RA1623, 4.00%, 9/1/2049	1,545	1,482
Pool # SI2041, 3.00%, 10/1/2049	9,891	8,717
Pool # QA5403, 4.00%, 11/1/2049	759	721
Pool # QA5096, 4.00%, 12/1/2049	942	895
Pool # QA5982, 4.00%, 12/1/2049	905	859
Pool # RA2008, 4.00%, 1/1/2050	2,145	2,034
Pool # QA7351, 3.00%, 2/1/2050	296	261
Pool # RA2272, 3.50%, 2/1/2050	15,021	13,997
Pool # QB0097, 4.00%, 5/1/2050	573	553
Pool # QB0098, 2.50%, 6/1/2050	4,923	4,170
Pool # RA2897, 2.50%, 6/1/2050	9,857	8,336
Pool # SD8089, 2.50%, 7/1/2050	8,667	7,328
Pool # SI2081, 2.00%, 8/1/2050	25,148	20,371
Pool # RA3976, 2.50%, 11/1/2050	8,763	7,451
Pool # RA4515, 4.00%, 2/1/2051	4,737	4,475
Pool # QC2061, 2.00%, 5/1/2051	15,466	12,525
Pool # RA5276, 2.50%, 5/1/2051	6,427	5,435
Pool # QC2209, 3.50%, 5/1/2051	1,548	1,412
Pool # QC3244, 3.00%, 6/1/2051	3,239	2,850
Pool # RA5921, 2.50%, 9/1/2051	4,473	3,782
Pool # QC7968, 2.50%, 10/1/2051	1,107	936
Pool # RA6135, 2.50%, 10/1/2051	20,701	17,509
Pool # RA6228, 2.50%, 11/1/2051	7,744	6,546
Pool # QD0369, 3.00%, 11/1/2051	4,479	3,937
Pool # SD5768, 3.00%, 1/1/2052	4,676	4,118
Pool # RA6586, 3.50%, 1/1/2052	10,854	9,874
Pool # SD4951, 2.50%, 2/1/2052	21,372	18,082
Pool # SD3952, 2.50%, 3/1/2052	5,143	4,348
Pool # SD7554, 2.50%, 4/1/2052	4,001	3,402
Pool # QE0399, 3.00%, 4/1/2052	8,064	7,099
Pool # SD8212, 2.50%, 5/1/2052	12,048	10,098
Pool # SD3362, 3.00%, 5/1/2052	8,811	7,717
Pool # SD1840, 3.00%, 6/1/2052	10,430	9,162
Pool # SL0265, 3.00%, 6/1/2052	15,502	13,626
Pool # SD5756, 3.50%, 6/1/2052	9,545	8,710
Pool # QE5028, 5.00%, 6/1/2052	1,032	1,021
Pool # QE4140, 5.50%, 6/1/2052	5,057	5,129
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # QE8520, 3.50%, 8/1/2052	12,343	11,217
Pool # SD4181, 3.50%, 8/1/2052	8,560	7,833
Pool # SD1725, 4.00%, 10/1/2052	13,075	12,283
Pool # SD1713, 5.00%, 10/1/2052	8,976	8,927
Pool # RA9669, 5.00%, 8/1/2053	5,648	5,564
Pool # RJ1756, 4.50%, 6/1/2054	5,905	5,704
Pool # RJ3247, 5.00%, 1/1/2055	19,897	19,778
FNMA
Pool # 54844, ARM, 4.40%, 9/1/2027 (a)	1	1
Pool # 303532, ARM, 4.50%, 3/1/2029 (a)	1	1
Pool # 555258, ARM, 6.28%, 1/1/2033 (a)	28	28
Pool # 746299, ARM, 7.59%, 9/1/2033 (a)	22	23
Pool # 743546, ARM, 6.31%, 11/1/2033 (a)	65	66
Pool # 766610, ARM, 6.45%, 1/1/2034 (a)	6	6
Pool # 735648, ARM, 6.74%, 2/1/2034 (a)	12	13
Pool # 770377, ARM, 6.42%, 4/1/2034 (a)	10	11
Pool # 751531, ARM, 7.21%, 5/1/2034 (a)	27	28
Pool # 778908, ARM, 7.19%, 6/1/2034 (a)	10	10
Pool # 800422, ARM, 5.93%, 8/1/2034 (a)	99	99
Pool # 735332, ARM, 6.91%, 8/1/2034 (a)	20	21
Pool # 790964, ARM, 7.40%, 9/1/2034 (a)	11	11
Pool # 803599, ARM, 6.58%, 10/1/2034 (a)	24	24
Pool # 803594, ARM, 6.59%, 10/1/2034 (a)	16	16
Pool # 794797, ARM, 6.76%, 10/1/2034 (a)	26	27
Pool # 735740, ARM, 7.11%, 10/1/2034 (a)	26	26
Pool # 896463, ARM, 7.46%, 10/1/2034 (a)	44	45
Pool # 810896, ARM, 6.44%, 1/1/2035 (a)	163	165
Pool # 816594, ARM, 6.29%, 2/1/2035 (a)	7	7
Pool # 735539, ARM, 6.69%, 4/1/2035 (a)	73	76
Pool # 745862, ARM, 7.06%, 4/1/2035 (a)	33	34
Pool # 821378, ARM, 7.04%, 5/1/2035 (a)	31	31
Pool # 823660, ARM, 7.10%, 5/1/2035 (a)	22	23
Pool # 821179, ARM, 7.11%, 5/1/2035 (a)	4	4
Pool # 745766, ARM, 6.63%, 6/1/2035 (a)	16	16
Pool # 832801, ARM, 7.21%, 9/1/2035 (a)	3	3
Pool # 849251, ARM, 6.58%, 1/1/2036 (a)	22	22
Pool # 920843, ARM, 7.42%, 3/1/2036 (a)	240	250
Pool # 872825, ARM, 7.67%, 6/1/2036 (a)	14	14
Pool # 892868, ARM, 7.52%, 7/1/2036 (a)	17	17
Pool # 886558, ARM, 7.34%, 8/1/2036 (a)	19	19
Pool # 920547, ARM, 7.10%, 9/1/2036 (a)	86	87
Pool # 894239, ARM, 6.56%, 10/1/2036 (a)	7	7
Pool # 900191, ARM, 7.72%, 10/1/2036 (a)	13	13
Pool # 902818, ARM, 6.57%, 11/1/2036 (a)	—	—
Pool # 902955, ARM, 6.26%, 12/1/2036 (a)	8	8
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	209

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 995919, ARM, 7.36%, 7/1/2037 (a)	21	22
Pool # 938346, ARM, 7.68%, 7/1/2037 (a)	6	6
Pool # AD0085, ARM, 6.68%, 11/1/2037 (a)	15	15
Pool # AD0179, ARM, 6.83%, 12/1/2037 (a)	27	28
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 5.00%, 3/25/2055 (b)	125,500	123,452
FNMA UMBS, 15 Year Pool # AX7598, 3.00%, 1/1/2030	611	595
FNMA UMBS, 20 Year
Pool # 257055, 6.50%, 12/1/2027	19	19
Pool # AE0049, 6.00%, 9/1/2029	15	16
Pool # MA0602, 3.50%, 12/1/2030	271	265
Pool # AP3582, 3.50%, 8/1/2032	335	323
Pool # AB9830, 3.50%, 7/1/2033	1,935	1,871
Pool # AL6238, 4.00%, 1/1/2035	687	672
Pool # MA4500, 1.50%, 12/1/2041	6,701	5,607
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	5	5
Pool # 695533, 8.00%, 6/1/2027	3	3
Pool # 756020, 8.50%, 12/1/2027	1	1
Pool # 527285, 7.00%, 11/1/2028	—	—
Pool # 755973, 8.00%, 11/1/2028	23	24
Pool # 455759, 6.00%, 12/1/2028	5	5
Pool # 776702, 4.50%, 5/1/2029	7	7
Pool # 889020, 6.50%, 11/1/2029	25	26
Pool # 567036, 8.50%, 2/1/2030	11	11
Pool # 598559, 6.50%, 8/1/2031	16	16
Pool # 613000, 7.00%, 11/1/2031	18	19
Pool # 610591, 7.00%, 1/1/2032	25	26
Pool # 788150, 6.00%, 3/1/2032	6	6
Pool # 682078, 5.50%, 11/1/2032	116	118
Pool # 668562, 6.00%, 12/1/2032	13	13
Pool # 675555, 6.00%, 12/1/2032	8	8
Pool # AL0045, 6.00%, 12/1/2032	84	87
Pool # 357363, 5.50%, 3/1/2033	129	131
Pool # 674349, 6.00%, 3/1/2033	7	8
Pool # 688625, 6.00%, 3/1/2033	8	8
Pool # 695584, 6.00%, 3/1/2033	2	2
Pool # 702901, 6.00%, 5/1/2033	76	78
Pool # 695403, 5.00%, 6/1/2033	60	60
Pool # 995656, 7.00%, 6/1/2033	60	63
Pool # 723852, 5.00%, 7/1/2033	23	23
Pool # 729296, 5.00%, 7/1/2033	53	53
Pool # 726912, 4.00%, 8/1/2033	1	1
Pool # 753696, 4.00%, 8/1/2033	12	12
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 729379, 6.00%, 8/1/2033	13	14
Pool # 737825, 6.00%, 9/1/2033	19	19
Pool # AA7943, 4.00%, 10/1/2033	210	206
Pool # 750977, 4.50%, 11/1/2033	15	15
Pool # 725017, 5.50%, 12/1/2033	134	136
Pool # 759424, 5.50%, 1/1/2034	38	39
Pool # 751182, 5.50%, 3/1/2034	26	27
Pool # 751341, 5.50%, 3/1/2034	11	11
Pool # 767378, 5.50%, 3/1/2034	12	12
Pool # 776565, 4.00%, 4/1/2034	112	110
Pool # AC1317, 4.50%, 9/1/2034	57	56
Pool # 820347, 5.00%, 9/1/2035	25	25
Pool # 745281, 6.00%, 1/1/2036	17	18
Pool # 888417, 6.50%, 1/1/2036	26	27
Pool # 833629, 7.00%, 3/1/2036	16	17
Pool # 893268, 6.50%, 8/1/2036	55	57
Pool # 833657, 7.50%, 8/1/2036	6	6
Pool # AA0922, 6.00%, 9/1/2036	102	107
Pool # 878225, 6.50%, 10/1/2036	27	28
Pool # 985683, 8.00%, 10/1/2036	69	72
Pool # 888476, 7.50%, 5/1/2037	14	15
Pool # 945870, 6.50%, 8/1/2037	37	39
Pool # 946338, 7.00%, 9/1/2037	28	30
Pool # 888707, 7.50%, 10/1/2037	49	52
Pool # 889883, 6.50%, 3/1/2038	36	38
Pool # AC9081, 6.50%, 9/1/2038	84	89
Pool # 909236, 7.00%, 9/1/2038	225	236
Pool # 934591, 7.00%, 10/1/2038	26	27
Pool # AB2869, 6.00%, 11/1/2038	151	158
Pool # 995504, 7.50%, 11/1/2038	15	15
Pool # 257510, 7.00%, 12/1/2038	85	89
Pool # AD0753, 7.00%, 1/1/2039	137	144
Pool # 890661, 7.00%, 2/1/2039	499	523
Pool # AD0780, 7.50%, 4/1/2039	272	287
Pool # AD6377, 5.50%, 5/1/2040	36	36
Pool # AD4951, 5.00%, 7/1/2040	1,025	1,038
Pool # BM5364, 4.00%, 4/1/2042	1,193	1,156
Pool # AL6839, 5.00%, 4/1/2042	634	643
Pool # AR8128, 3.50%, 3/1/2043	975	914
Pool # AL8256, 3.00%, 8/1/2043	1,971	1,782
Pool # AZ8089, 4.00%, 7/1/2045	329	315
Pool # BA2343, 4.00%, 9/1/2045	1,508	1,438
Pool # BC9441, 3.50%, 4/1/2046	148	137
Pool # BC6982, 4.00%, 4/1/2046	1,227	1,169
Pool # BD0299, 3.50%, 5/1/2046	222	207
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BC1249, 3.50%, 6/1/2046	158	145
Pool # BD1243, 3.50%, 6/1/2046	357	329
Pool # BD3066, 3.50%, 7/1/2046	514	474
Pool # BD3088, 3.50%, 7/1/2046	204	188
Pool # BD5248, 3.50%, 8/1/2046	1,138	1,050
Pool # BD7764, 3.50%, 9/1/2046	721	664
Pool # BE5870, 3.50%, 1/1/2047	1,458	1,356
Pool # BH4665, 4.00%, 6/1/2047	2,135	2,034
Pool # BH7626, 4.00%, 8/1/2047	862	820
Pool # BM3500, 4.00%, 9/1/2047	1,227	1,190
Pool # BH7663, 4.00%, 10/1/2047	1,883	1,809
Pool # BJ1778, 4.50%, 10/1/2047	455	446
Pool # BM3044, 4.00%, 11/1/2047	1,563	1,490
Pool # BE8351, 4.00%, 2/1/2048	421	401
Pool # BM3455, 4.50%, 2/1/2048	1,014	996
Pool # BK7006, 4.50%, 6/1/2048	381	373
Pool # BD9084, 4.50%, 7/1/2048	1,117	1,096
Pool # BK9303, 4.00%, 8/1/2048	1,308	1,272
Pool # CA4662, 3.50%, 9/1/2048	2,029	1,850
Pool # 890863, 5.00%, 9/1/2048	1,429	1,478
Pool # BN1829, 4.50%, 10/1/2048	595	582
Pool # BN4960, 5.00%, 12/1/2048	275	275
Pool # BM5430, 5.00%, 1/1/2049	1,878	1,889
Pool # BN5013, 5.00%, 1/1/2049	2,077	2,088
Pool # BN6788, 4.50%, 2/1/2049	264	258
Pool # BK0317, 4.00%, 3/1/2049	1,126	1,073
Pool # BO0719, 5.00%, 6/1/2049	1,022	1,025
Pool # BO0721, 5.00%, 6/1/2049	1,120	1,123
Pool # BO0722, 5.00%, 6/1/2049	113	114
Pool # BO4276, 3.50%, 7/1/2049	2,229	2,093
Pool # BO4277, 3.50%, 7/1/2049	2,793	2,618
Pool # BO4280, 4.00%, 7/1/2049	1,952	1,887
Pool # BN8529, 4.50%, 7/1/2049	341	337
Pool # BO3436, 4.50%, 7/1/2049	1,433	1,413
Pool # BO0718, 5.00%, 7/1/2049	1,308	1,314
Pool # BO0720, 5.00%, 7/1/2049	1,459	1,463
Pool # BO2496, 5.00%, 7/1/2049	1,889	1,891
Pool # BO2497, 5.00%, 7/1/2049	1,869	1,877
Pool # BO2498, 5.00%, 7/1/2049	2,307	2,329
Pool # BO2499, 5.00%, 7/1/2049	434	449
Pool # BO3408, 5.00%, 7/1/2049	569	568
Pool # BO3749, 4.00%, 8/1/2049	1,720	1,680
Pool # BO3999, 4.00%, 8/1/2049	791	751
Pool # BO2495, 5.00%, 8/1/2049	2,002	2,012
Pool # BK8769, 3.50%, 10/1/2049	1,273	1,169
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CA4363, 4.00%, 10/1/2049	987	938
Pool # BO2888, 4.00%, 11/1/2049	1,073	1,026
Pool # BO4387, 4.00%, 11/1/2049	1,349	1,286
Pool # FM2526, 4.00%, 12/1/2049	2,237	2,171
Pool # BP1128, 4.00%, 1/1/2050	660	629
Pool # BP1132, 4.00%, 1/1/2050	625	594
Pool # BP1141, 4.00%, 1/1/2050	267	254
Pool # BP1847, 4.50%, 1/1/2050	1,392	1,389
Pool # FM3365, 3.00%, 3/1/2050	9,202	8,129
Pool # BP4626, 2.50%, 4/1/2050	3,855	3,259
Pool # BP6363, 3.00%, 4/1/2050	4,184	3,691
Pool # BP5296, 3.50%, 4/1/2050	3,016	2,767
Pool # BP5302, 4.00%, 4/1/2050	1,681	1,590
Pool # BP8337, 3.00%, 5/1/2050	3,616	3,296
Pool # CA5729, 3.00%, 5/1/2050	5,302	4,673
Pool # CA5731, 3.00%, 5/1/2050	13,087	11,559
Pool # BP5878, 2.50%, 6/1/2050	4,457	3,789
Pool # BP8338, 3.00%, 6/1/2050	3,011	2,738
Pool # BK2693, 3.50%, 6/1/2050	726	665
Pool # BP9337, 3.50%, 6/1/2050	2,792	2,664
Pool # BP9950, 3.50%, 6/1/2050	2,015	1,847
Pool # CA6361, 2.50%, 7/1/2050	3,165	2,693
Pool # CA6430, 3.50%, 7/1/2050	4,756	4,361
Pool # CA8670, 2.50%, 8/1/2050	4,327	3,662
Pool # MA4096, 2.50%, 8/1/2050	45,269	38,208
Pool # BO4410, 3.00%, 8/1/2050	3,924	3,460
Pool # BQ1646, 3.00%, 8/1/2050	2,667	2,329
Pool # FM4311, 3.00%, 8/1/2050	3,022	2,678
Pool # BQ1367, 2.50%, 9/1/2050	13,021	11,055
Pool # BQ2143, 2.50%, 9/1/2050	8,936	7,488
Pool # BQ4113, 3.00%, 9/1/2050	1,551	1,367
Pool # BQ5586, 3.00%, 10/1/2050	2,995	2,638
Pool # FM5173, 2.50%, 12/1/2050	6,386	5,425
Pool # CA8862, 2.50%, 1/1/2051	5,457	4,639
Pool # BQ4516, 2.00%, 2/1/2051	13,416	10,817
Pool # BR4052, 2.00%, 2/1/2051	14,028	11,394
Pool # FM5778, 2.50%, 2/1/2051	6,687	5,684
Pool # BR0870, 3.50%, 2/1/2051	944	865
Pool # FS5380, 2.00%, 5/1/2051	20,333	16,374
Pool # CB0674, 2.50%, 5/1/2051	8,576	7,251
Pool # FM7957, 2.50%, 7/1/2051	10,949	9,275
Pool # FM8179, 2.50%, 7/1/2051	18,200	15,271
Pool # BT6666, 2.00%, 8/1/2051	16,581	13,301
Pool # BT5574, 2.50%, 8/1/2051	862	730
Pool # CB1684, 3.00%, 9/1/2051	6,727	5,918
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	211

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB1908, 2.50%, 10/1/2051	27,545	23,159
Pool # FM9195, 2.50%, 10/1/2051	11,173	9,398
Pool # CB1878, 3.00%, 10/1/2051	3,946	3,463
Pool # MA4466, 2.50%, 11/1/2051	7,818	6,546
Pool # FM9961, 3.00%, 12/1/2051	8,664	7,564
Pool # FS0213, 3.00%, 12/1/2051	23,590	20,769
Pool # FS2559, 3.00%, 12/1/2051	4,511	3,965
Pool # FS8807, 3.00%, 1/1/2052	16,221	14,322
Pool # FS7409, 2.00%, 2/1/2052	12,974	10,584
Pool # BV3216, 2.50%, 2/1/2052	10,232	8,582
Pool # CB2750, 2.50%, 2/1/2052	14,401	12,128
Pool # CB2869, 2.50%, 2/1/2052	23,672	19,851
Pool # FS4284, 2.50%, 2/1/2052	6,961	5,859
Pool # MA4548, 2.50%, 2/1/2052	9,018	7,567
Pool # BV3570, 3.00%, 2/1/2052	1,005	878
Pool # FS0488, 3.00%, 2/1/2052	4,708	4,149
Pool # FS0917, 3.50%, 2/1/2052	7,348	6,716
Pool # BV4133, 2.50%, 3/1/2052	16,468	13,821
Pool # FS0882, 2.50%, 3/1/2052	6,379	5,411
Pool # FS5446, 2.50%, 3/1/2052	8,852	7,454
Pool # FS7119, 2.50%, 3/1/2052	17,728	14,954
Pool # FS7942, 2.50%, 3/1/2052	8,802	7,435
Pool # BV3283, 3.00%, 3/1/2052	7,345	6,436
Pool # FS0957, 3.00%, 3/1/2052	20,614	17,972
Pool # BV3269, 3.50%, 3/1/2052	1,256	1,146
Pool # BV3276, 3.50%, 3/1/2052	2,428	2,222
Pool # CB3025, 3.50%, 3/1/2052	9,650	8,821
Pool # BV5360, 2.50%, 4/1/2052	8,181	6,869
Pool # FS6301, 3.00%, 4/1/2052	4,476	3,941
Pool # BV9064, 3.50%, 4/1/2052	7,876	7,156
Pool # CB3378, 4.00%, 4/1/2052	3,706	3,482
Pool # FS4720, 2.50%, 5/1/2052	4,330	3,676
Pool # FS6790, 2.50%, 5/1/2052	9,098	7,647
Pool # FS7204, 3.00%, 5/1/2052	13,749	12,085
Pool # CB3504, 3.50%, 5/1/2052	6,186	5,642
Pool # FS6323, 3.50%, 5/1/2052	19,142	17,497
Pool # CB5116, 3.00%, 6/1/2052	10,071	8,817
Pool # BW5359, 4.00%, 6/1/2052	1,724	1,632
Pool # FS1949, 4.00%, 6/1/2052	3,450	3,246
Pool # BW1473, 4.50%, 6/1/2052	310	300
Pool # BW3203, 5.00%, 6/1/2052	1,158	1,161
Pool # BW4016, 5.00%, 6/1/2052	1,662	1,668
Pool # BW4019, 5.00%, 6/1/2052	1,758	1,763
Pool # BW4041, 5.00%, 6/1/2052	971	967
Pool # CB4160, 4.50%, 7/1/2052	3,624	3,500
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BV7853, 5.00%, 7/1/2052	1,163	1,149
Pool # BW4042, 5.00%, 7/1/2052	1,319	1,303
Pool # BW5398, 5.00%, 7/1/2052	661	660
Pool # CB4608, 4.00%, 9/1/2052	7,985	7,502
Pool # CB4587, 4.50%, 9/1/2052	5,065	4,892
Pool # BW8950, 5.00%, 9/1/2052	3,874	3,829
Pool # BX2815, 4.50%, 10/1/2052	1,792	1,748
Pool # BW6968, 4.00%, 1/1/2053	2,625	2,463
Pool # BX3284, 5.00%, 2/1/2053	4,269	4,218
Pool # BV6797, 4.00%, 3/1/2053	1,123	1,055
Pool # CB5896, 5.00%, 3/1/2053	4,279	4,228
Pool # BX3824, 5.50%, 3/1/2053	6,465	6,516
Pool # BX4315, 5.00%, 4/1/2053	2,567	2,536
Pool # BY4776, 5.00%, 7/1/2053	10,630	10,468
Pool # BY4736, 5.50%, 7/1/2053	9,517	9,593
Pool # BV6813, 4.50%, 8/1/2053	1,334	1,289
Pool # BY7027, 5.00%, 8/1/2053	7,640	7,522
Pool # DB4827, 5.00%, 11/1/2054	9,968	9,812
Pool # DB4845, 5.00%, 12/1/2054	14,931	14,817
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	—	—
Pool # 252155, 7.00%, 10/1/2028	7	7
Pool # 252334, 6.50%, 2/1/2029	25	25
Pool # 252409, 6.50%, 3/1/2029	22	22
Pool # 535442, 8.50%, 6/1/2030	—	—
Pool # 653815, 7.00%, 2/1/2033	8	8
Pool # 752786, 6.00%, 9/1/2033	16	16
Pool # 954255, 6.50%, 8/1/2037	258	264
Pool # 931717, 6.50%, 8/1/2039	129	131
Pool # CA3030, 4.50%, 1/1/2049	4,355	4,216
Pool # CA4047, 4.00%, 8/1/2049	4,876	4,591
Pool # CA4520, 3.50%, 11/1/2049	3,863	3,519
Pool # CB4014, 4.50%, 7/1/2052	955	911
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	866	849
Pool # AN4571, 3.07%, 2/1/2027	1,559	1,524
Pool # AM8987, 2.79%, 6/1/2027	804	778
Pool # BL0819, 3.95%, 12/1/2028	5,075	4,996
Pool # AN4154, 3.17%, 1/1/2029	6,060	5,780
Pool # AN4349, 3.35%, 1/1/2029	2,871	2,776
Pool # BS5292, 2.53%, 5/1/2029	22,121	20,545
Pool # BS3673, 1.88%, 6/1/2029	6,000	5,404
Pool # BZ1797, 4.33%, 1/1/2030	5,436	5,414
Pool # AN8154, 3.17%, 2/1/2030	5,959	5,650
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,925
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7348, 5.08%, 2/1/2030	6,000	6,165
Pool # BS9093, 5.17%, 2/1/2030	1,299	1,340
Pool # BS8474, 4.84%, 4/1/2030	2,119	2,157
Pool # BS6827, 4.19%, 5/1/2030	3,906	3,866
Pool # BS8643, 4.48%, 6/1/2030	4,950	4,965
Pool # BS5224, 2.52%, 7/1/2030	5,069	4,604
Pool # BL8177, 1.10%, 9/1/2030	24,000	20,325
Pool # BS8426, 4.28%, 9/1/2030	9,000	8,933
Pool # BS9203, 4.64%, 10/1/2030	2,603	2,629
Pool # BS5389, 3.03%, 11/1/2030	11,137	10,367
Pool # AN0099, 3.28%, 11/1/2030	6,445	6,068
Pool # BS8033, 4.43%, 11/1/2030	5,623	5,621
Pool # BS8732, 4.61%, 11/1/2030	6,211	6,265
Pool # BS7750, 4.24%, 12/1/2030	4,000	3,960
Pool # BS6828, 4.07%, 1/1/2031	4,941	4,845
Pool # BS7882, 4.56%, 1/1/2031	3,575	3,589
Pool # BS8379, 4.66%, 1/1/2031	6,630	6,703
Pool # BS8200, 4.74%, 1/1/2031	3,985	4,045
Pool # BS9368, 5.15%, 1/1/2031	3,427	3,531
Pool # BS5378, 3.45%, 4/1/2031	2,451	2,323
Pool # BS2915, 1.87%, 5/1/2031	7,612	6,563
Pool # BS7884, 4.03%, 5/1/2031	5,355	5,227
Pool # AI2479, 5.00%, 5/1/2031	90	90
Pool # BS2035, 1.84%, 6/1/2031	10,000	8,630
Pool # BZ1868, 4.81%, 6/1/2031	1,560	1,588
Pool # BS7362, 5.14%, 6/1/2031	4,000	4,108
Pool # BS2422, 1.67%, 7/1/2031	12,000	10,145
Pool # AN2456, 2.74%, 8/1/2031	876	799
Pool # BS7268, 5.05%, 8/1/2031	2,000	2,058
Pool # BS2898, 1.56%, 9/1/2031	20,203	16,918
Pool # BS4279, 2.00%, 9/1/2031	6,546	5,677
Pool # BS8183, 4.74%, 9/1/2031	4,884	4,941
Pool # BS5371, 3.16%, 10/1/2031	5,705	5,262
Pool # BS3637, 1.73%, 11/1/2031	5,553	4,741
Pool # BS6765, 4.24%, 11/1/2031	4,238	4,164
Pool # BZ0801, 4.60%, 11/1/2031	3,871	3,889
Pool # BM6857, 1.83%, 12/1/2031 (a)	11,923	10,135
Pool # BS4124, 1.94%, 1/1/2032	3,740	3,232
Pool # BS4525, 1.94%, 1/1/2032	8,500	7,220
Pool # BS4030, 1.96%, 1/1/2032	9,985	8,595
Pool # BS4315, 1.98%, 1/1/2032	16,418	14,068
Pool # BS4650, 2.02%, 1/1/2032	4,000	3,451
Pool # BS4142, 2.13%, 1/1/2032	7,558	6,590
Pool # BZ2402, 5.25%, 1/1/2032	6,634	6,873
Pool # AN3104, 2.75%, 2/1/2032	8,895	8,051
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BL1054, 4.25%, 2/1/2032	1,671	1,627
Pool # BM7037, 1.76%, 3/1/2032 (a)	19,156	16,062
Pool # BS4654, 2.39%, 3/1/2032	4,722	4,153
Pool # BS5130, 2.55%, 4/1/2032	4,742	4,233
Pool # BS5193, 2.62%, 4/1/2032	8,053	7,154
Pool # BS5259, 2.84%, 4/1/2032	10,000	9,055
Pool # BS5231, 2.54%, 5/1/2032	8,400	7,443
Pool # BS5452, 3.09%, 5/1/2032	9,070	8,221
Pool # BS5643, 3.62%, 5/1/2032	3,438	3,264
Pool # AN6149, 3.14%, 7/1/2032	4,075	3,722
Pool # BS6091, 3.68%, 7/1/2032	2,184	2,068
Pool # BS6195, 4.12%, 7/1/2032	4,911	4,787
Pool # BS4203, 2.36%, 8/1/2032	6,000	5,203
Pool # AN6123, 3.06%, 8/1/2032	800	726
Pool # BS6301, 3.67%, 8/1/2032	21,407	20,255
Pool # BS6611, 3.72%, 8/1/2032	8,698	8,282
Pool # BS6425, 3.88%, 8/1/2032	6,003	5,781
Pool # BS6269, 4.03%, 8/1/2032	1,765	1,711
Pool # BS7247, 5.19%, 8/1/2032	4,000	4,138
Pool # BS6335, 3.75%, 9/1/2032	8,189	7,826
Pool # BS6331, 3.76%, 9/1/2032	7,700	7,325
Pool # BS6339, 3.80%, 9/1/2032	11,723	11,161
Pool # BM6466, 1.33%, 10/1/2032 (a)	10,875	8,762
Pool # AN6651, 2.94%, 10/1/2032	599	544
Pool # BS6398, 3.87%, 10/1/2032	1,233	1,175
Pool # BS6756, 3.89%, 10/1/2032	2,000	1,904
Pool # BS8968, 4.73%, 10/1/2032	5,050	5,099
Pool # BM6492, 1.51%, 11/1/2032 (a)	9,338	7,631
Pool # BS6995, 4.18%, 11/1/2032	5,080	4,968
Pool # BS6849, 4.23%, 11/1/2032	3,873	3,807
Pool # BS7006, 4.79%, 11/1/2032	4,655	4,736
Pool # BS6994, 4.85%, 11/1/2032	2,000	2,040
Pool # BS7292, 5.60%, 11/1/2032	2,535	2,687
Pool # BS7001, 4.36%, 12/1/2032	6,105	6,039
Pool # BS8052, 4.38%, 12/1/2032	8,383	8,278
Pool # BS7090, 4.45%, 12/1/2032	6,421	6,394
Pool # BS7095, 4.80%, 12/1/2032	3,881	3,951
Pool # BS7320, 4.88%, 12/1/2032	12,000	12,226
Pool # BS7318, 4.94%, 12/1/2032	1,458	1,492
Pool # BS7182, 5.11%, 12/1/2032	6,000	6,203
Pool # BS7267, 5.18%, 12/1/2032	2,380	2,471
Pool # BM6552, 1.56%, 1/1/2033 (a)	19,145	15,681
Pool # BS6474, 3.82%, 1/1/2033	6,325	6,042
Pool # BZ0743, 5.15%, 1/1/2033	4,000	4,137
Pool # AD8548, 5.50%, 1/1/2033	121	121
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	213

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AR7484, 3.50%, 2/1/2033	514	497
Pool # BS8335, 4.62%, 2/1/2033	2,995	3,003
Pool # BM6599, 1.73%, 3/1/2033 (a)	5,884	4,843
Pool # BS8334, 4.71%, 3/1/2033	4,908	4,948
Pool # BS7371, 5.02%, 3/1/2033	1,013	1,038
Pool # BS8288, 4.39%, 4/1/2033	4,484	4,440
Pool # BS8223, 4.50%, 4/1/2033	4,030	4,022
Pool # BS8256, 4.53%, 4/1/2033	6,583	6,541
Pool # BS8147, 4.72%, 4/1/2033	3,662	3,704
Pool # BS2088, 2.02%, 5/1/2033	6,055	5,091
Pool # BS8185, 4.17%, 5/1/2033	5,000	4,867
Pool # BS8238, 4.19%, 5/1/2033	1,704	1,665
Pool # BS8213, 4.22%, 5/1/2033	9,877	9,693
Pool # BS8203, 4.24%, 5/1/2033	3,150	3,089
Pool # BS8284, 4.43%, 5/1/2033	10,005	9,936
Pool # BS8152, 4.55%, 5/1/2033	1,987	1,989
Pool # AT7117, 3.50%, 6/1/2033	589	569
Pool # BS8280, 4.30%, 6/1/2033	4,500	4,426
Pool # BS8703, 4.48%, 6/1/2033	5,000	4,975
Pool # BS8204, 4.67%, 6/1/2033	7,296	7,363
Pool # BS2389, 1.86%, 7/1/2033	18,000	14,664
Pool # AN9700, 3.67%, 7/1/2033	3,500	3,290
Pool # BS8883, 4.58%, 7/1/2033	4,095	4,079
Pool # BS9189, 4.34%, 8/1/2033	6,760	6,662
Pool # BS2933, 1.82%, 9/1/2033	9,632	7,796
Pool # BS2496, 1.88%, 9/1/2033	5,000	4,084
Pool # BS9351, 4.70%, 9/1/2033	4,103	4,126
Pool # 754922, 5.50%, 9/1/2033	20	21
Pool # BS3445, 1.88%, 10/1/2033	9,340	7,765
Pool # BL0466, 3.69%, 10/1/2033	3,000	2,831
Pool # 109738, 3.78%, 10/1/2033	4,825	4,576
Pool # BS3315, 1.82%, 11/1/2033	23,000	18,558
Pool # 762520, 4.00%, 11/1/2033	89	87
Pool # BS4163, 2.04%, 1/1/2034	9,339	7,800
Pool # BS4484, 2.16%, 1/1/2034	5,517	4,631
Pool # BS4911, 2.49%, 4/1/2034	3,783	3,244
Pool # BS4985, 2.61%, 4/1/2034	5,200	4,478
Pool # BS5184, 2.67%, 4/1/2034	3,288	2,844
Pool # BS5237, 2.86%, 4/1/2034	9,007	7,865
Pool # BS7836, 4.75%, 4/1/2034	3,373	3,402
Pool # BZ0565, 5.04%, 5/1/2034	684	703
Pool # AM6492, 3.76%, 8/1/2034	1,605	1,522
Pool # BS8440, 4.39%, 8/1/2034	6,333	6,219
Pool # BS5314, 3.29%, 9/1/2034	5,401	4,842
Pool # BS6427, 3.75%, 9/1/2034	9,130	8,558
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS7816, 4.45%, 9/1/2034	3,698	3,646
Pool # BS8685, 4.72%, 2/1/2035	5,236	5,252
Pool # BS8567, 4.47%, 5/1/2035	2,538	2,520
Pool # AM9188, 3.12%, 6/1/2035	2,000	1,781
Pool # BS5018, 2.88%, 10/1/2035	4,358	3,695
Pool # 847108, 6.50%, 10/1/2035	46	47
Pool # 881628, 5.00%, 1/1/2036	6	6
Pool # 256128, 6.00%, 2/1/2036	6	6
Pool # BS7254, 5.42%, 3/1/2036	1,937	2,036
Pool # BZ3251, 5.40%, 6/1/2036 ‡ (b)	2,560	2,660
Pool # 872740, 6.50%, 6/1/2036	—	—
Pool # BZ0417, 5.20%, 10/1/2036	5,263	5,439
Pool # BS4039, 2.37%, 12/1/2036	10,000	7,891
Pool # BS4040, 2.37%, 12/1/2036	11,965	9,442
Pool # 256651, 6.00%, 3/1/2037	12	13
Pool # 888408, 6.00%, 3/1/2037	25	25
Pool # 888373, 7.00%, 3/1/2037	29	29
Pool # BS5655, 3.87%, 6/1/2037	8,093	7,477
Pool # BS5763, 3.87%, 6/1/2037	8,000	7,391
Pool # 888796, 6.00%, 9/1/2037	83	84
Pool # 888698, 7.00%, 10/1/2037	39	41
Pool # AN7345, 3.21%, 11/1/2037	7,730	6,844
Pool # AN0304, 3.44%, 11/1/2037	1,437	1,335
Pool # BS6588, 4.18%, 4/1/2038	2,096	1,956
Pool # 257172, 5.50%, 4/1/2038	14	14
Pool # AD0810, 6.00%, 11/1/2039	—	—
Pool # AB1830, 3.50%, 11/1/2040	98	92
Pool # AL2606, 4.00%, 3/1/2042	114	108
Pool # AO6757, 4.00%, 6/1/2042	742	720
Pool # AO7225, 4.00%, 7/1/2042	560	540
Pool # AO9352, 4.00%, 7/1/2042	381	367
Pool # AO9353, 4.00%, 7/1/2042	486	466
Pool # AP0838, 4.00%, 7/1/2042	2,712	2,605
Pool # MA1125, 4.00%, 7/1/2042	186	179
Pool # MA1177, 3.50%, 9/1/2042	272	254
Pool # MA1178, 4.00%, 9/1/2042	557	537
Pool # MA1213, 3.50%, 10/1/2042	1,327	1,236
Pool # AR1397, 3.00%, 1/1/2043	668	606
Pool # AB8517, 3.00%, 2/1/2043	290	263
Pool # MA1373, 3.50%, 3/1/2043	1,480	1,378
Pool # MA1437, 3.50%, 5/1/2043	417	388
Pool # MA1442, 4.00%, 5/1/2043	991	951
Pool # MA1463, 3.50%, 6/1/2043	726	676
Pool # MA1552, 3.00%, 8/1/2043	537	487
Pool # MA1582, 3.50%, 9/1/2043	96	90
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA2434, 3.50%, 9/1/2045	594	551
Pool # MA2493, 3.50%, 12/1/2045	108	100
Pool # BC1157, 3.50%, 1/1/2046	272	252
Pool # MA2545, 3.50%, 2/1/2046	164	152
Pool # AS6970, 3.50%, 4/1/2046	1,036	961
Pool # BC8400, 3.50%, 5/1/2046	331	307
Pool # AS7424, 3.50%, 6/1/2046	780	724
Pool # MA2658, 3.50%, 6/1/2046	2,988	2,771
Pool # BF0491, 3.50%, 12/1/2054	13,029	12,019
Pool # BF0557, 2.50%, 12/1/2055	5,843	4,930
Pool # BF0141, 5.50%, 9/1/2056	6,882	7,132
Pool # BF0230, 5.50%, 1/1/2058	5,894	6,090
Pool # BF0271, 5.50%, 5/1/2058	6,378	6,492
Pool # BF0300, 4.00%, 8/1/2058	15,866	15,000
Pool # BF0340, 5.00%, 1/1/2059	6,266	6,230
Pool # BM7404, 4.00%, 8/1/2059	11,803	11,018
Pool # BF0464, 3.50%, 3/1/2060	4,469	4,023
Pool # BF0507, 3.00%, 9/1/2060	2,784	2,367
Pool # BM7075, 3.00%, 3/1/2061	3,739	3,239
Pool # BF0560, 2.50%, 9/1/2061	9,162	7,451
Pool # BF0562, 3.50%, 9/1/2061	7,507	6,691
Pool # BF0577, 2.50%, 12/1/2061	4,520	3,739
Pool # BF0582, 4.00%, 12/1/2061	9,784	9,255
Pool # BF0583, 4.00%, 12/1/2061	3,912	3,641
Pool # BF0586, 5.00%, 12/1/2061	2,961	2,929
Pool # BF0617, 2.50%, 3/1/2062	11,302	9,191
Pool # BF0604, 3.50%, 3/1/2062	3,513	3,131
Pool # BF0674, 2.50%, 4/1/2062	12,590	10,238
Pool # BF0673, 2.50%, 6/1/2062	26,133	21,251
Pool # BF0654, 3.00%, 6/1/2062	6,776	5,771
Pool # BF0655, 3.50%, 6/1/2062	6,954	6,198
Pool # BF0694, 2.50%, 12/1/2062	8,110	6,765
Pool # BF0701, 3.50%, 12/1/2062	9,821	8,754
Pool # BF0732, 2.50%, 6/1/2063	7,563	6,190
Pool # BF0733, 3.00%, 6/1/2063	14,778	12,635
Pool # BF0767, 4.00%, 9/1/2063	9,473	8,816
Pool # BF0802, 2.50%, 4/1/2064	15,848	12,972
Pool # BF0804, 3.00%, 4/1/2064 (b)	6,421	5,532
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 3/25/2055 (b)	167,800	140,231
TBA, 3.00%, 3/25/2055 (b)	25,000	21,775
TBA, 5.50%, 3/25/2055 (b)	10,000	10,012
GNMA I, 30 Year
Pool # 441957, 6.38%, 8/15/2026	5	5
Pool # 780653, 6.50%, 10/15/2027	33	33
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 450038, 7.50%, 7/15/2028	3	2
Pool # 486537, 7.50%, 9/15/2028	1	1
Pool # 486631, 6.50%, 10/15/2028	—	—
Pool # 556255, 6.50%, 10/15/2031	24	24
Pool # 569568, 6.50%, 1/15/2032	74	76
Pool # 611453, 7.00%, 4/15/2032	7	7
Pool # 569423, 7.00%, 5/15/2032	20	20
Pool # 591882, 6.50%, 7/15/2032	13	13
Pool # 552665, 7.00%, 7/15/2032	13	13
Pool # 782032, 7.00%, 10/15/2032	39	41
Pool # 591420, 7.50%, 1/15/2033	14	14
Pool # 607645, 6.50%, 2/15/2033	11	11
Pool # 604168, 6.50%, 4/15/2033	7	7
Pool # 781614, 7.00%, 6/15/2033	19	20
Pool # 638733, 7.00%, 3/15/2037	33	33
Pool # 759537, 3.49%, 1/15/2041	840	810
Pool # 759561, 3.49%, 1/15/2041	139	134
Pool # 759374, 3.49%, 2/15/2041	938	904
Pool # 762703, 3.49%, 2/15/2041	424	408
Pool # 762954, 2.99%, 3/15/2041	185	176
Pool # 763239, 2.99%, 3/15/2041	109	104
Pool # 762751, 3.49%, 3/15/2041	1,129	1,088
Pool # 762953, 3.49%, 3/15/2041	634	611
Pool # 762973, 3.49%, 3/15/2041	98	94
Pool # 763140, 3.13%, 4/15/2041	108	104
Pool # 763021, 3.49%, 4/15/2041	130	125
Pool # 763180, 3.49%, 4/15/2041	58	56
Pool # 380437, 3.13%, 5/15/2041	100	96
Pool # 770881, 3.13%, 5/15/2041	106	102
Pool # 763366, 3.49%, 5/15/2041	52	50
Pool # 770909, 2.99%, 6/15/2041	242	232
Pool # 380436, 3.38%, 6/15/2041	288	279
Pool # 770754, 3.38%, 6/15/2041	313	305
Pool # AT7652, 4.00%, 8/15/2046	904	864
Pool # 784450, 4.00%, 2/15/2048	3,555	3,399
Pool # BI6468, 5.00%, 12/15/2048	2,404	2,387
Pool # BM1750, 5.00%, 4/15/2049	1,439	1,429
Pool # BM4206, 5.00%, 4/15/2049	1,186	1,184
Pool # BM4207, 5.00%, 4/15/2049	680	677
Pool # BM4208, 5.00%, 4/15/2049	3,060	3,052
Pool # BM1957, 5.00%, 5/15/2049	1,718	1,706
Pool # BN4051, 5.00%, 6/15/2049	2,468	2,464
Pool # BN4052, 5.00%, 6/15/2049	2,402	2,393
Pool # BN4053, 5.00%, 6/15/2049	3,534	3,538
Pool # BM9691, 4.50%, 7/15/2049	2,558	2,494
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	215

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM2141, 5.00%, 7/15/2049	1,448	1,458
Pool # BM2163, 5.00%, 7/15/2049	2,412	2,432
Pool # BM2281, 5.00%, 7/15/2049	2,498	2,471
Pool # BM2305, 5.00%, 8/15/2049	1,445	1,450
Pool # BV2390, 3.50%, 7/15/2050	1,097	1,050
Pool # BW7021, 3.50%, 8/15/2050	3,281	3,141
Pool # BW7044, 3.50%, 9/15/2050	2,825	2,705
Pool # BW7064, 3.50%, 10/15/2050	1,294	1,239
Pool # BY7857, 3.50%, 11/15/2050	924	885
Pool # BY7874, 3.50%, 12/15/2050	702	672
Pool # CA3251, 3.50%, 12/15/2050	1,114	1,067
Pool # BY7887, 3.50%, 1/15/2051	2,538	2,430
Pool # CA3320, 3.50%, 1/15/2051	1,510	1,446
Pool # CA3304, 3.50%, 2/15/2051	1,099	1,053
Pool # CE2513, 3.50%, 5/15/2051	1,112	1,025
Pool # CO1898, 5.50%, 7/15/2052	4,499	4,707
Pool # CO1926, 5.00%, 10/15/2052	4,084	4,171
Pool # CR2385, 5.50%, 4/15/2053	3,564	3,730
Pool # CU0301, 6.50%, 5/15/2053	9,817	10,108
GNMA I, Other Pool # BX7719, 1.97%, 9/15/2041	2,723	2,226
GNMA II
Pool # CG8187, ARM, 5.83%, 8/20/2071 (a)	9,552	9,852
Pool # CH2658, ARM, 5.87%, 9/20/2071 (a)	4,922	5,081
Pool # CH4939, ARM, 5.80%, 10/20/2071 (a)	3,373	3,471
Pool # CJ6767, ARM, 5.70%, 11/20/2071 (a)	9,417	9,674
Pool # CJ7141, ARM, 5.82%, 11/20/2071 (a)	4,483	4,623
Pool # CJ9640, ARM, 5.89%, 11/20/2071 (a)	10,539	10,895
Pool # CE5557, ARM, 5.99%, 11/20/2071 (a)	10,791	11,210
Pool # CE5553, ARM, 6.00%, 11/20/2071 (a)	11,848	12,320
Pool # CK2767, ARM, 6.01%, 12/20/2071 (a)	9,048	9,413
Pool # CJ7149, ARM, 6.05%, 12/20/2071 (a)	5,765	6,002
GNMA II, 30 Year
Pool # 2234, 8.00%, 6/20/2026	—	—
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2324, 8.00%, 11/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2549, 7.50%, 2/20/2028	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 737076, 6.50%, 10/20/2033	74	75
Pool # 616732, 6.50%, 9/20/2034	29	29
Pool # 748766, 6.50%, 1/20/2039	32	33
Pool # 752496, 6.50%, 1/20/2039	56	59
Pool # 783389, 6.00%, 8/20/2039	323	341
Pool # 783444, 5.50%, 9/20/2039	67	68
Pool # 742853, 3.88%, 4/20/2040	978	919
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 742810, 3.88%, 6/20/2040	903	850
Pool # 742801, 3.88%, 8/20/2040	328	309
Pool # 742876, 3.25%, 11/20/2040	883	804
Pool # 742878, 3.88%, 11/20/2040	3,672	3,454
Pool # BZ8504, 2.50%, 12/20/2040	825	708
Pool # 742883, 3.25%, 2/20/2041	1,730	1,603
Pool # 742885, 3.75%, 2/20/2041	83	78
Pool # 742884, 3.88%, 2/20/2041	1,601	1,507
Pool # 751810, 3.50%, 3/20/2041	591	546
Pool # BZ1781, 4.50%, 5/20/2041	563	551
Pool # BZ1778, 4.00%, 10/20/2041	428	413
Pool # BZ1774, 3.50%, 12/20/2041	1,225	1,129
Pool # BZ1664, 4.00%, 12/20/2042	670	646
Pool # BZ1780, 4.50%, 10/20/2043	827	808
Pool # AE8053, 4.00%, 12/20/2043	395	378
Pool # BZ1770, 3.00%, 6/20/2044	1,705	1,518
Pool # BZ1661, 3.50%, 8/20/2044	727	671
Pool # BZ1773, 3.50%, 9/20/2044	2,036	1,884
Pool # AJ9020, 4.50%, 10/20/2044	129	125
Pool # 783967, 4.25%, 12/20/2044	1,444	1,365
Pool # BZ1777, 4.00%, 3/20/2045	357	343
Pool # BY6444, 2.50%, 11/20/2045	605	517
Pool # BZ8502, 2.50%, 12/20/2045	1,425	1,215
Pool # BZ8503, 2.50%, 12/20/2045	833	710
Pool # AK8803, 4.00%, 3/20/2046	875	829
Pool # BZ1663, 4.00%, 7/20/2046	1,151	1,101
Pool # AS8110, 3.75%, 8/20/2046	1,828	1,714
Pool # AY2378, 3.25%, 2/20/2047	259	236
Pool # AY2381, 4.25%, 7/20/2047	925	886
Pool # BZ1769, 3.00%, 8/20/2047	1,539	1,370
Pool # BZ1654, 3.00%, 9/20/2047	671	600
Pool # AY2388, 4.25%, 9/20/2047	2,886	2,763
Pool # BD3185, 4.00%, 10/20/2047	8,036	7,601
Pool # BZ1660, 3.50%, 11/20/2047	1,558	1,430
Pool # BZ1772, 3.50%, 11/20/2047	3,556	3,265
Pool # BZ1776, 4.00%, 11/20/2047	1,792	1,698
Pool # AY2392, 4.25%, 11/20/2047	3,260	3,119
Pool # BE4662, 4.00%, 12/20/2047	11,199	10,740
Pool # BB8795, 4.00%, 1/20/2048	2,156	2,034
Pool # AY2395, 4.25%, 1/20/2048	2,037	1,952
Pool # AY2404, 4.25%, 5/20/2048	3,154	3,020
Pool # BG6360, 5.00%, 5/20/2048	1,929	1,961
Pool # BF2645, 5.50%, 5/20/2048	322	328
Pool # AY2405, 4.25%, 6/20/2048	3,949	3,783
Pool # BD0531, 5.00%, 6/20/2048	572	572
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BD0532, 5.00%, 6/20/2048	496	490
Pool # BF2971, 5.00%, 6/20/2048	849	848
Pool # AY2407, 4.25%, 7/20/2048	1,683	1,612
Pool # AY2408, 4.50%, 7/20/2048	796	773
Pool # BG7397, 4.50%, 7/20/2048	755	737
Pool # BF3017, 5.00%, 7/20/2048	814	815
Pool # AY2409, 4.25%, 8/20/2048	1,450	1,387
Pool # AY2410, 4.50%, 8/20/2048	794	771
Pool # BD0550, 5.00%, 8/20/2048	848	848
Pool # BG7389, 5.00%, 8/20/2048	876	875
Pool # BG7391, 5.00%, 8/20/2048	784	789
Pool # AY2412, 4.50%, 9/20/2048	4,105	3,987
Pool # 784626, 4.50%, 10/20/2048	470	457
Pool # BI4488, 4.50%, 11/20/2048	789	768
Pool # BK2585, 5.00%, 11/20/2048	339	341
Pool # BK2586, 5.00%, 11/20/2048	402	403
Pool # BI6431, 4.50%, 12/20/2048	1,060	1,040
Pool # BI6669, 4.50%, 12/20/2048	955	940
Pool # BH3133, 5.00%, 12/20/2048	1,792	1,780
Pool # BJ7083, 5.00%, 12/20/2048	145	144
Pool # BJ7084, 5.00%, 12/20/2048	1,071	1,077
Pool # BK7169, 5.00%, 12/20/2048	728	729
Pool # BJ1334, 5.00%, 1/20/2049	1,609	1,598
Pool # BJ9641, 5.00%, 1/20/2049	1,023	1,042
Pool # BJ9642, 5.00%, 1/20/2049	920	939
Pool # BJ9824, 4.50%, 2/20/2049	1,959	1,902
Pool # BJ9825, 4.50%, 2/20/2049	815	792
Pool # BK7188, 4.50%, 2/20/2049	1,083	1,059
Pool # BJ9630, 5.00%, 2/20/2049	518	518
Pool # BJ9633, 5.00%, 2/20/2049	505	504
Pool # BK7189, 5.00%, 2/20/2049	1,119	1,124
Pool # BK7198, 4.50%, 3/20/2049	763	739
Pool # BL6765, 5.50%, 5/20/2049	1,517	1,545
Pool # BN0907, 4.50%, 6/20/2049	926	899
Pool # BN1498, 5.00%, 6/20/2049	1,161	1,156
Pool # BN1499, 5.00%, 6/20/2049	1,821	1,814
Pool # BN1500, 5.50%, 6/20/2049	678	694
Pool # BN2627, 4.00%, 7/20/2049	1,830	1,735
Pool # BN2628, 4.00%, 7/20/2049	1,933	1,832
Pool # BO0521, 4.00%, 7/20/2049	320	306
Pool # BM9692, 4.50%, 7/20/2049	576	559
Pool # BN0879, 5.00%, 7/20/2049	316	317
Pool # BO3160, 5.00%, 7/20/2049	678	685
Pool # BP4237, 5.00%, 7/20/2049	692	698
Pool # BP4238, 5.00%, 7/20/2049	336	342
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BP4240, 5.00%, 7/20/2049	653	667
Pool # BP4241, 5.00%, 7/20/2049	828	847
Pool # BP4242, 5.00%, 7/20/2049	326	336
Pool # BL9354, 4.00%, 8/20/2049	1,195	1,131
Pool # BM2327, 4.00%, 8/20/2049	532	496
Pool # BM2418, 4.00%, 8/20/2049	1,030	990
Pool # BN0884, 4.00%, 8/20/2049	321	304
Pool # BN0889, 4.50%, 8/20/2049	212	206
Pool # BN7048, 4.50%, 8/20/2049	2,137	2,072
Pool # BN7049, 4.50%, 8/20/2049	3,243	3,168
Pool # BN0890, 5.00%, 8/20/2049	260	261
Pool # BN0891, 5.00%, 8/20/2049	349	350
Pool # BN0893, 5.00%, 8/20/2049	375	377
Pool # BO3257, 5.00%, 8/20/2049	639	644
Pool # BP4290, 5.00%, 8/20/2049	545	544
Pool # BP4291, 5.00%, 8/20/2049	461	460
Pool # BP4292, 5.00%, 8/20/2049	1,634	1,640
Pool # BP4293, 5.00%, 8/20/2049	1,349	1,356
Pool # BP4294, 5.00%, 8/20/2049	653	662
Pool # BN0896, 4.00%, 9/20/2049	1,181	1,117
Pool # BI0930, 4.50%, 9/20/2049	1,616	1,624
Pool # BM9714, 4.50%, 9/20/2049	232	230
Pool # 784810, 5.00%, 9/20/2049	3,150	3,117
Pool # AC2995, 5.00%, 9/20/2049	1,816	1,853
Pool # BP2853, 5.00%, 9/20/2049	984	987
Pool # BP8644, 5.00%, 9/20/2049	1,033	1,036
Pool # BP8645, 5.00%, 9/20/2049	525	526
Pool # BQ3138, 4.00%, 10/20/2049	803	761
Pool # AC2994, 4.50%, 10/20/2049	621	615
Pool # BQ9513, 3.50%, 11/20/2049	1,303	1,211
Pool # BQ3791, 4.00%, 11/20/2049	1,189	1,122
Pool # BR2638, 4.00%, 11/20/2049	273	259
Pool # 784847, 4.50%, 11/20/2049	3,121	3,017
Pool # BP2896, 4.50%, 11/20/2049	1,276	1,245
Pool # BP7772, 4.50%, 11/20/2049	324	322
Pool # BP8665, 4.50%, 11/20/2049	497	482
Pool # BP8666, 4.50%, 11/20/2049	1,182	1,148
Pool # BP8667, 5.00%, 11/20/2049	595	597
Pool # BP8668, 5.00%, 11/20/2049	356	357
Pool # BR1542, 5.00%, 11/20/2049	776	772
Pool # BP8669, 5.50%, 11/20/2049	234	239
Pool # BP7668, 3.50%, 12/20/2049	5,569	5,190
Pool # BP7795, 3.50%, 12/20/2049	1,561	1,452
Pool # BP8670, 3.50%, 12/20/2049	662	613
Pool # BL9372, 4.00%, 12/20/2049	596	563
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	217

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BP5516, 4.00%, 12/20/2049	837	806
Pool # BP8672, 4.00%, 12/20/2049	560	531
Pool # BP8673, 4.00%, 12/20/2049	772	732
Pool # BP8674, 4.00%, 12/20/2049	939	889
Pool # BQ3790, 4.00%, 12/20/2049	3,441	3,237
Pool # BJ9866, 4.50%, 12/20/2049	2,331	2,264
Pool # BL9374, 4.50%, 12/20/2049	138	137
Pool # BP8676, 4.50%, 12/20/2049	514	499
Pool # BP8677, 4.50%, 12/20/2049	1,651	1,603
Pool # BP8678, 5.00%, 12/20/2049	965	968
Pool # BP8679, 5.50%, 12/20/2049	753	765
Pool # BP8021, 3.50%, 1/20/2050	1,585	1,501
Pool # BP8681, 3.50%, 1/20/2050	1,411	1,296
Pool # BL9379, 4.00%, 1/20/2050	2,204	2,079
Pool # BP8682, 4.00%, 1/20/2050	1,043	989
Pool # BP8683, 4.00%, 1/20/2050	872	826
Pool # BT0281, 4.00%, 1/20/2050	3,140	3,063
Pool # BP8688, 4.50%, 1/20/2050	1,897	1,842
Pool # BR0539, 4.50%, 1/20/2050	1,982	1,934
Pool # BP8020, 3.50%, 2/20/2050	953	904
Pool # BP8022, 3.50%, 2/20/2050	1,309	1,233
Pool # BQ1338, 4.00%, 2/20/2050	2,587	2,442
Pool # BQ7054, 4.00%, 2/20/2050	1,984	1,879
Pool # BQ7057, 4.25%, 2/20/2050	822	778
Pool # BS8384, 5.00%, 2/20/2050	1,103	1,111
Pool # BS8400, 3.00%, 3/20/2050	4,257	3,789
Pool # BT0397, 3.00%, 3/20/2050	525	467
Pool # BQ4110, 3.50%, 3/20/2050	4,543	4,334
Pool # BS5879, 3.50%, 3/20/2050	953	883
Pool # BS8411, 3.50%, 3/20/2050	2,925	2,701
Pool # BT0399, 3.50%, 3/20/2050	965	886
Pool # BT3628, 3.50%, 3/20/2050	1,699	1,630
Pool # BT3629, 3.50%, 3/20/2050	725	692
Pool # BT8043, 3.50%, 3/20/2050	1,230	1,147
Pool # BT8044, 3.50%, 3/20/2050	2,893	2,692
Pool # BT8045, 3.50%, 3/20/2050	3,575	3,311
Pool # BT8046, 3.50%, 3/20/2050	4,036	3,743
Pool # BT8047, 3.50%, 3/20/2050	3,056	2,884
Pool # BT8048, 3.50%, 3/20/2050	3,106	2,966
Pool # BS5873, 4.00%, 3/20/2050	442	417
Pool # BS5874, 4.00%, 3/20/2050	2,102	1,989
Pool # BQ7064, 3.50%, 4/20/2050	589	545
Pool # BT3736, 3.50%, 4/20/2050	1,782	1,650
Pool # BU3072, 5.00%, 4/20/2050	695	708
Pool # BQ4098, 3.00%, 5/20/2050	6,017	5,364
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BR3899, 3.00%, 5/20/2050	762	679
Pool # BT4019, 3.00%, 5/20/2050	3,292	2,931
Pool # BQ7069, 3.25%, 5/20/2050	1,751	1,584
Pool # BQ7083, 3.25%, 5/20/2050	147	133
Pool # BS7609, 3.50%, 5/20/2050	2,919	2,680
Pool # BT3843, 3.50%, 5/20/2050	1,566	1,459
Pool # BV2935, 4.50%, 5/20/2050	569	573
Pool # BV6609, 4.50%, 5/20/2050	200	199
Pool # BV6631, 4.50%, 5/20/2050	1,199	1,185
Pool # BV6670, 4.50%, 5/20/2050	820	813
Pool # MA6661, 5.50%, 5/20/2050	74	76
Pool # BT4096, 3.00%, 6/20/2050	4,099	3,629
Pool # BU7682, 3.00%, 6/20/2050	3,685	3,318
Pool # BQ7084, 3.25%, 6/20/2050	2,344	2,120
Pool # BV8680, 3.50%, 6/20/2050	1,353	1,254
Pool # BV8683, 3.50%, 6/20/2050	852	789
Pool # BV8684, 3.50%, 6/20/2050	1,355	1,249
Pool # BV8685, 3.50%, 6/20/2050	1,219	1,119
Pool # BQ7086, 4.00%, 6/20/2050	2,332	2,208
Pool # BQ7092, 4.00%, 6/20/2050	1,779	1,703
Pool # BR3901, 4.00%, 6/20/2050	967	911
Pool # BT4070, 4.00%, 6/20/2050	498	479
Pool # BV8688, 4.00%, 6/20/2050	1,254	1,187
Pool # BQ7087, 4.25%, 6/20/2050	678	650
Pool # BV2372, 4.50%, 6/20/2050	949	926
Pool # BV6632, 4.50%, 6/20/2050	2,184	2,173
Pool # BQ7088, 5.00%, 6/20/2050	856	852
Pool # BV8696, 3.00%, 7/20/2050	2,771	2,466
Pool # BV8711, 3.00%, 7/20/2050	2,746	2,445
Pool # BV8727, 3.00%, 7/20/2050	1,715	1,535
Pool # BW0561, 3.00%, 7/20/2050	1,094	958
Pool # BQ7085, 3.25%, 7/20/2050	4,037	3,651
Pool # BV8699, 3.50%, 7/20/2050	1,634	1,507
Pool # BV8700, 3.50%, 7/20/2050	1,325	1,216
Pool # BV8716, 3.50%, 7/20/2050	1,881	1,727
Pool # BQ7097, 4.00%, 7/20/2050	3,056	2,888
Pool # BU7564, 4.00%, 7/20/2050	1,869	1,762
Pool # BV8702, 4.00%, 7/20/2050	682	645
Pool # BW5975, 4.00%, 7/20/2050	548	516
Pool # BW5994, 4.00%, 7/20/2050	732	713
Pool # BV2395, 4.50%, 7/20/2050	1,114	1,093
Pool # BV8722, 2.50%, 8/20/2050	2,927	2,501
Pool # BV8726, 3.00%, 8/20/2050	785	699
Pool # BX4922, 3.00%, 8/20/2050	167	149
Pool # BX4923, 3.00%, 8/20/2050	2,131	1,897
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BW1746, 3.25%, 8/20/2050	3,496	3,162
Pool # BR3911, 3.50%, 8/20/2050	3,462	3,179
Pool # BV2402, 3.50%, 8/20/2050	4,720	4,334
Pool # BX4927, 3.50%, 8/20/2050	749	693
Pool # BX4928, 3.50%, 8/20/2050	1,635	1,501
Pool # BX4939, 3.50%, 8/20/2050	2,299	2,120
Pool # BW1747, 4.00%, 8/20/2050	625	590
Pool # BW7383, 4.00%, 8/20/2050	3,090	2,953
Pool # BX6092, 4.00%, 8/20/2050	2,290	2,188
Pool # BX6093, 4.00%, 8/20/2050	5,320	5,037
Pool # BW0559, 4.50%, 8/20/2050	734	709
Pool # BW7033, 4.50%, 8/20/2050	310	302
Pool # BZ1653, 3.00%, 9/20/2050	636	566
Pool # BW1757, 3.25%, 9/20/2050	3,408	3,082
Pool # BR3917, 3.50%, 9/20/2050	6,997	6,423
Pool # BU7559, 3.50%, 9/20/2050	4,738	4,350
Pool # BW1718, 3.50%, 9/20/2050	3,205	2,953
Pool # BW1758, 3.50%, 9/20/2050	1,817	1,675
Pool # BX4956, 3.50%, 9/20/2050	1,953	1,801
Pool # BY3407, 3.50%, 9/20/2050	2,686	2,477
Pool # BY3408, 3.50%, 9/20/2050	1,054	972
Pool # BY3432, 3.50%, 9/20/2050	2,920	2,681
Pool # BR3918, 4.00%, 9/20/2050	685	646
Pool # BW1759, 4.00%, 9/20/2050	1,445	1,367
Pool # BX3717, 4.00%, 9/20/2050	591	559
Pool # BX3718, 4.00%, 9/20/2050	635	601
Pool # BW7043, 4.50%, 9/20/2050	1,084	1,057
Pool # BW1760, 4.75%, 9/20/2050	987	969
Pool # BX4971, 2.50%, 10/20/2050	1,354	1,155
Pool # BY6410, 2.50%, 10/20/2050	1,065	910
Pool # BW1771, 3.00%, 10/20/2050	1,402	1,248
Pool # BW1772, 3.25%, 10/20/2050	1,462	1,322
Pool # BU7550, 3.50%, 10/20/2050	6,090	5,591
Pool # BW1773, 3.50%, 10/20/2050	1,358	1,252
Pool # BY6416, 3.50%, 10/20/2050	1,488	1,372
Pool # BZ1658, 3.50%, 10/20/2050	690	639
Pool # BY6421, 4.00%, 10/20/2050	792	747
Pool # BZ1662, 4.00%, 10/20/2050	751	711
Pool # BW1774, 4.25%, 10/20/2050	1,007	964
Pool # BY6440, 2.50%, 11/20/2050	1,916	1,633
Pool # BY6441, 2.50%, 11/20/2050	1,853	1,579
Pool # BY6443, 2.50%, 11/20/2050	1,630	1,387
Pool # BY6445, 2.50%, 11/20/2050	1,995	1,705
Pool # BY6447, 3.00%, 11/20/2050	2,888	2,571
Pool # BZ2574, 3.00%, 11/20/2050	761	678
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BZ3559, 3.00%, 11/20/2050	724	645
Pool # BZ2575, 3.25%, 11/20/2050	2,825	2,555
Pool # BY6453, 3.50%, 11/20/2050	752	694
Pool # BY6454, 3.50%, 11/20/2050	1,754	1,618
Pool # BY6455, 3.50%, 11/20/2050	1,421	1,316
Pool # BY6456, 3.50%, 11/20/2050	644	602
Pool # BZ1771, 3.50%, 11/20/2050	1,588	1,458
Pool # BZ3527, 3.50%, 11/20/2050	4,212	3,880
Pool # BZ3560, 3.50%, 11/20/2050	840	771
Pool # BY5559, 4.00%, 11/20/2050	3,362	3,173
Pool # BY6457, 4.00%, 11/20/2050	528	502
Pool # BY6458, 4.00%, 11/20/2050	493	467
Pool # BZ2576, 4.00%, 11/20/2050	2,504	2,366
Pool # BY7851, 4.50%, 11/20/2050	1,526	1,489
Pool # BZ1779, 4.50%, 11/20/2050	735	713
Pool # BS8546, 2.50%, 12/20/2050	4,764	4,046
Pool # BZ8499, 2.50%, 12/20/2050	1,631	1,391
Pool # BZ8500, 2.50%, 12/20/2050	1,789	1,525
Pool # BZ8501, 2.50%, 12/20/2050	2,069	1,764
Pool # BZ8505, 2.50%, 12/20/2050	1,004	856
Pool # BZ8507, 2.50%, 12/20/2050	2,505	2,139
Pool # BZ2590, 3.25%, 12/20/2050	2,163	1,956
Pool # BZ2591, 3.50%, 12/20/2050	923	852
Pool # BZ2592, 3.50%, 12/20/2050	1,221	1,125
Pool # BZ8515, 3.50%, 12/20/2050	1,441	1,329
Pool # BZ8516, 3.50%, 12/20/2050	591	548
Pool # BZ1775, 4.00%, 12/20/2050	1,490	1,412
Pool # BZ6501, 4.00%, 12/20/2050	3,706	3,494
Pool # BZ8495, 4.00%, 12/20/2050	1,304	1,230
Pool # BY7873, 4.50%, 12/20/2050	1,091	1,064
Pool # CB4508, 5.00%, 12/20/2050	519	520
Pool # BZ8530, 2.50%, 1/20/2051	960	815
Pool # CB4502, 3.00%, 1/20/2051	1,176	1,046
Pool # CB4503, 3.00%, 1/20/2051	1,083	964
Pool # BZ2606, 3.25%, 1/20/2051	1,755	1,586
Pool # 785294, 3.50%, 1/20/2051	9,672	8,758
Pool # BY7890, 3.50%, 1/20/2051	8,770	8,050
Pool # BZ8541, 3.50%, 1/20/2051	763	703
Pool # BZ8542, 3.50%, 1/20/2051	443	406
Pool # CB1505, 3.50%, 1/20/2051	10,215	9,408
Pool # CB4504, 3.50%, 1/20/2051	1,371	1,264
Pool # BZ2614, 4.00%, 1/20/2051	507	478
Pool # BZ8544, 4.00%, 1/20/2051	678	643
Pool # CB2357, 4.00%, 1/20/2051	1,115	1,072
Pool # CB4506, 4.00%, 1/20/2051	1,024	992
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	219

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB1543, 3.00%, 2/20/2051	5,224	4,650
Pool # CB3225, 3.25%, 2/20/2051	965	872
Pool # CA9001, 3.50%, 2/20/2051	6,734	6,181
Pool # CB3226, 3.50%, 2/20/2051	673	621
Pool # CB4521, 3.50%, 2/20/2051	1,112	1,033
Pool # CB4522, 3.50%, 2/20/2051	826	781
Pool # CB4524, 4.00%, 2/20/2051	1,067	1,010
Pool # CA8994, 4.50%, 2/20/2051	1,114	1,086
Pool # CB4433, 3.00%, 3/20/2051	3,341	2,925
Pool # CB3240, 3.25%, 3/20/2051	921	829
Pool # CB3242, 3.50%, 3/20/2051	1,686	1,553
Pool # CB4538, 3.50%, 3/20/2051	991	914
Pool # CB3253, 3.25%, 4/20/2051	950	858
Pool # CB3254, 3.50%, 4/20/2051	1,528	1,409
Pool # CB3255, 3.50%, 4/20/2051	1,511	1,393
Pool # CB3256, 3.50%, 4/20/2051	2,514	2,316
Pool # CC9816, 3.00%, 5/20/2051	2,406	2,157
Pool # CD0432, 3.50%, 5/20/2051	1,826	1,684
Pool # CD0433, 3.50%, 5/20/2051	2,040	1,881
Pool # CD0434, 3.50%, 5/20/2051	2,083	1,919
Pool # CC9825, 2.50%, 6/20/2051	1,685	1,436
Pool # CC9826, 2.50%, 6/20/2051	1,902	1,621
Pool # CC9831, 3.00%, 6/20/2051	1,541	1,372
Pool # CD0442, 3.50%, 6/20/2051	1,600	1,475
Pool # CD0443, 3.50%, 6/20/2051	1,342	1,237
Pool # CD0444, 3.50%, 6/20/2051	1,118	1,030
Pool # CC9835, 4.00%, 6/20/2051	870	825
Pool # CC9836, 4.00%, 6/20/2051	739	700
Pool # CC9837, 4.00%, 6/20/2051	978	923
Pool # CD0454, 3.50%, 7/20/2051	2,062	1,893
Pool # CE9918, 3.50%, 7/20/2051	1,788	1,648
Pool # CE9919, 3.50%, 7/20/2051	867	799
Pool # CE9920, 3.50%, 7/20/2051	1,155	1,068
Pool # CE9923, 4.00%, 7/20/2051	971	917
Pool # CE9932, 3.00%, 8/20/2051	1,850	1,656
Pool # CD0461, 3.50%, 8/20/2051	1,071	988
Pool # CE9935, 3.50%, 8/20/2051	906	835
Pool # CE9936, 3.50%, 8/20/2051	1,223	1,127
Pool # CE9937, 3.50%, 8/20/2051	607	563
Pool # CE9939, 4.00%, 8/20/2051	847	799
Pool # CD0469, 3.50%, 9/20/2051	1,719	1,587
Pool # CG4129, 3.50%, 9/20/2051	2,385	2,199
Pool # CG4130, 3.50%, 9/20/2051	2,629	2,414
Pool # CH0092, 3.50%, 9/20/2051	5,071	4,659
Pool # 786522, 3.50%, 10/20/2051	18,000	16,403
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # CD0476, 3.50%, 10/20/2051	1,072	989
Pool # CD0477, 3.50%, 10/20/2051	1,829	1,684
Pool # CH0834, 3.50%, 10/20/2051	695	641
Pool # CH0835, 3.50%, 10/20/2051	939	866
Pool # CH0836, 3.50%, 10/20/2051	1,194	1,101
Pool # CH0837, 3.50%, 10/20/2051	802	739
Pool # CH0838, 3.50%, 10/20/2051	1,153	1,058
Pool # CH1339, 3.50%, 10/20/2051	2,736	2,582
Pool # CH2907, 3.50%, 10/20/2051	4,142	3,870
Pool # CH0840, 4.00%, 10/20/2051	1,188	1,126
Pool # CH0841, 4.00%, 10/20/2051	1,417	1,338
Pool # CH0848, 3.00%, 11/20/2051	1,318	1,173
Pool # CH0849, 3.00%, 11/20/2051	2,386	2,124
Pool # CH0850, 3.00%, 11/20/2051	1,760	1,566
Pool # CH0851, 3.00%, 11/20/2051	1,323	1,178
Pool # CH0852, 3.00%, 11/20/2051	2,490	2,232
Pool # CI0076, 3.00%, 11/20/2051	923	822
Pool # 787205, 3.50%, 11/20/2051	14,156	13,070
Pool # CI0077, 3.50%, 11/20/2051	850	784
Pool # CI0078, 3.50%, 11/20/2051	1,705	1,570
Pool # CI9257, 3.50%, 11/20/2051	3,846	3,530
Pool # CH0860, 3.00%, 12/20/2051	683	608
Pool # CH0861, 3.00%, 12/20/2051	2,519	2,242
Pool # CH0862, 3.00%, 12/20/2051	1,333	1,187
Pool # CH0864, 3.00%, 12/20/2051	1,237	1,101
Pool # CH0868, 3.50%, 12/20/2051	1,486	1,369
Pool # CH7863, 3.50%, 12/20/2051	2,222	2,051
Pool # CH0871, 4.00%, 12/20/2051	1,104	1,044
Pool # CI0090, 2.50%, 1/20/2052	1,043	892
Pool # CI0092, 3.00%, 1/20/2052	1,501	1,336
Pool # CJ3916, 3.00%, 1/20/2052	8,266	7,537
Pool # CK4908, 3.00%, 1/20/2052	2,909	2,589
Pool # CK4909, 3.00%, 1/20/2052	1,937	1,724
Pool # CK4916, 3.00%, 1/20/2052	3,834	3,412
Pool # CI0093, 3.50%, 1/20/2052	1,068	985
Pool # CI0094, 3.50%, 1/20/2052	2,359	2,165
Pool # CK1583, 3.50%, 1/20/2052	3,328	3,068
Pool # CK4918, 3.50%, 1/20/2052	1,409	1,299
Pool # CK7137, 4.00%, 1/20/2052	7,773	7,233
Pool # CK2667, 3.00%, 2/20/2052	5,396	4,803
Pool # CM2170, 3.00%, 3/20/2052	8,695	7,723
Pool # CI0110, 3.50%, 3/20/2052	1,260	1,157
Pool # CL1777, 3.50%, 3/20/2052	2,603	2,410
Pool # CL1778, 3.50%, 3/20/2052	1,407	1,297
Pool # CL1827, 3.50%, 3/20/2052	5,814	5,360
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CL1828, 3.50%, 3/20/2052	6,515	6,002
Pool # CL1829, 3.50%, 3/20/2052	3,475	3,189
Pool # CM1692, 3.50%, 3/20/2052	5,190	4,700
Pool # CM2218, 3.50%, 3/20/2052	1,784	1,645
Pool # CM2221, 3.50%, 3/20/2052	4,719	4,377
Pool # CI0111, 4.00%, 3/20/2052	1,326	1,251
Pool # CN3435, 4.50%, 4/20/2052	952	921
Pool # CN3436, 4.50%, 4/20/2052	5,119	4,949
Pool # CO4826, 5.00%, 6/20/2052	4,504	4,457
Pool # CO5339, 5.00%, 6/20/2052	4,198	4,158
Pool # MA8343, 2.50%, 10/20/2052	13,167	11,291
Pool # MA8423, 2.50%, 11/20/2052	11,849	10,164
Pool # CQ8079, 5.50%, 1/20/2053	1,955	1,981
Pool # CS4546, 5.00%, 2/20/2053	1,916	1,904
Pool # CR2499, 5.50%, 2/20/2053	2,836	2,860
Pool # CS4547, 5.50%, 2/20/2053	808	819
Pool # MA8721, 3.00%, 3/20/2053	13,168	11,747
Pool # CS4560, 5.50%, 3/20/2053	2,450	2,483
Pool # CS4561, 6.00%, 3/20/2053	778	799
Pool # 786842, 4.00%, 4/20/2053	16,453	15,340
Pool # CM6940, 5.50%, 4/20/2053	3,756	3,783
Pool # CS4573, 5.50%, 4/20/2053	865	876
Pool # CT3981, 5.50%, 4/20/2053	983	999
Pool # CT3982, 5.50%, 4/20/2053	890	904
Pool # CT3983, 5.50%, 4/20/2053	1,143	1,151
Pool # CS4586, 5.50%, 5/20/2053	2,286	2,316
Pool # CU6671, 5.50%, 6/20/2053	2,553	2,587
Pool # CU6685, 5.50%, 7/20/2053	1,629	1,650
Pool # CV6856, 5.50%, 7/20/2053	1,216	1,224
Pool # CU6686, 6.00%, 7/20/2053	1,849	1,898
Pool # CU6687, 6.50%, 7/20/2053	3,056	3,165
Pool # CV0173, 6.50%, 7/20/2053	1,718	1,800
Pool # CU6696, 6.00%, 8/20/2053	1,189	1,220
Pool # CU6697, 6.50%, 8/20/2053	2,359	2,444
Pool # CU6708, 5.50%, 9/20/2053	1,442	1,461
Pool # CX5712, 6.50%, 2/20/2054	3,501	3,627
Pool # CX5713, 7.00%, 2/20/2054	4,270	4,505
Pool # DC4164, 4.50%, 5/20/2054	9,199	8,593
Pool # DA2547, 6.50%, 7/20/2054	1,039	1,081
Pool # DD0108, 6.50%, 7/20/2054	4,287	4,441
Pool # DA2550, 7.00%, 7/20/2054	2,263	2,344
Pool # DD0109, 7.00%, 7/20/2054	1,413	1,490
Pool # DD0096, 6.50%, 8/20/2054	3,924	4,065
Pool # DD0094, 7.00%, 8/20/2054	4,480	4,726
Pool # DE2909, 6.00%, 9/20/2054	1,492	1,539
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # DD0079, 7.00%, 9/20/2054	3,485	3,677
Pool # DD0080, 7.50%, 9/20/2054	2,471	2,630
Pool # DF2930, 7.50%, 12/20/2054	3,537	3,766
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	539	525
Pool # AH5895, 4.00%, 6/20/2034	185	180
Pool # 4285, 6.00%, 11/20/2038	15	15
Pool # BO1377, 3.75%, 2/20/2040	729	695
Pool # BO1378, 4.00%, 1/20/2041	1,099	1,063
Pool # CD7341, 3.50%, 7/20/2047	3,355	3,067
Pool # BS0536, 3.00%, 3/20/2048	2,291	2,028
Pool # BS0538, 4.00%, 12/20/2048	389	368
Pool # BS0539, 4.50%, 1/20/2049	471	455
Pool # MA6145, 3.50%, 9/20/2049	372	334
Pool # CE3912, 5.00%, 9/20/2049	4,193	4,151
Pool # BS0537, 3.50%, 12/20/2049	726	663
Pool # CI8475, 5.00%, 5/20/2050	5,126	5,094
Pool # AC0977, 4.39%, 5/20/2063 (a)	14	14
Pool # CX4040, 5.00%, 7/20/2063	622	610
Pool # CX4044, 5.00%, 9/20/2063	307	301
Pool # CX7714, 5.00%, 9/20/2063	234	229
Pool # CX4106, 5.00%, 10/20/2063	172	169
Pool # CX4111, 5.00%, 10/20/2063	187	183
Pool # CX7719, 5.00%, 10/20/2063	1,009	988
Pool # CY0098, 5.00%, 10/20/2063	1,488	1,458
Pool # CY0134, 5.00%, 10/20/2063	1,560	1,529
Pool # 787496, 6.00%, 7/20/2064	8,320	8,409
Pool # 785863, 3.10%, 12/20/2071 (a)	12,091	10,799
Pool # CL8137, 3.17%, 3/20/2072 (a)	3,114	2,781
Pool # 786556, 4.65%, 1/20/2073 (a)	7,659	7,413
GNMA II, Single Family, 30 Year TBA, 5.00%, 3/15/2055 (b)	10,000	9,875
Total Mortgage-Backed Securities (Cost $3,775,779)		3,610,390
Asset-Backed Securities — 12.6%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	510	502
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	3,419	3,153
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.33%, 12/18/2037 (a) (c)	2,000	1,951
Ajax Mortgage Loan Trust Series 2021-G, Class A, 4.88%, 6/25/2061 (a) (c)	2,169	2,144
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	221

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
American Homes 4 Rent Trust
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 (c)	4,390	4,381
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 (c)	3,100	3,094
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (c)	4,200	4,210
AMSR Trust
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (c)	310	305
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (c)	6,200	6,075
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (c)	4,000	3,925
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (c)	200	196
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (c)	2,463	2,257
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (c)	3,400	3,123
Series 2021-SFR4, Class E2, 3.01%, 12/17/2038 (c)	12,965	12,396
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181	7,871
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (c)	10,000	9,381
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (c) (d)	6,887	6,653
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (c)	6,550	6,118
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 4/25/2025 ‡ (a)	908	908
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (c)	3,960	3,975
Bridge Trust
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (c)	4,000	3,965
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (c)	8,267	8,266
Series 2024-SFR1, Class B, 4.30%, 8/17/2040 (c)	11,538	11,093
BXG Receivables Note Trust
Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	3,933	3,834
Series 2023-A, Class B, 6.31%, 11/15/2038 (c)	2,475	2,516
Series 2023-A, Class C, 7.38%, 11/15/2038 (c)	2,551	2,600
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,121	1,050
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	887	838
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	5,857	5,201
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000	1,543
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (d)	6,828	6,585
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (a) (c)	8,762	8,932
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (a) (c)	2,850	2,939
CFMT LLC
Series 2024-HB13, Class M2, 3.00%, 5/25/2034 ‡ (a) (c)	1,830	1,710
Series 2023-HB11, Class M2, 4.00%, 2/25/2037 ‡ (a) (c)	4,750	4,539
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	256	251
Series 2003-4, Class 1A5, 4.89%, 5/25/2033 (d)	198	192
Series 2003-6, Class 1A7, 4.87%, 11/25/2034 (d)	127	124
CoreVest American Finance Trust
Series 2017-2, Class M, 5.38%, 12/25/2027 (a) (c)	6,200	6,061
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	3,606	3,441
Series 2019-3, Class XB, IO, 1.37%, 10/15/2052 (a) (c)	27,000	1,421
Series 2019-3, Class XA, IO, 2.01%, 10/15/2052 (a) (c)	2,541	23
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	332	328
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	2,678	2,587
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	1,897	1,864
Series 2021-1A, Class B, 2.05%, 11/21/2033 (c)	1,014	996
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	1,726	1,697
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (c)	4,901	4,918
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (c)	4,659	4,705
E3 (Cayman Islands) Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (c)	1,028	867
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Energy Assets, 8.11%, 8/25/2044 ‡	2,558	2,587
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (c)	10,000	9,827
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (c)	11,450	10,976
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (c)	6,100	5,848
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (c)	4,000	3,806
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (c)	11,712	11,568
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (c)	5,235	5,139
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (c)	4,500	4,368
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	13,050	12,694
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	15,250	14,291
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (c)	7,300	6,783
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	19,222	18,099
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	3,600	3,343
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	13,600	13,632
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	14,900	14,887
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	1,000	986
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (c)	8,000	8,125
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (c)	3,357	3,415
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (c)	3,800	3,610
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	8,002	8,077
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (c)	1,336	1,140
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (c)	5,720	5,688
Series 2023-1A, Class B, 5.90%, 1/17/2061 ‡ (c)	5,264	4,740
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (c)	11,437	11,700
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (c)	2,938	3,038
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (c)	183	169
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	4,035	3,977
Grene Energy Senio, 11.00%, 1/25/2026 ‡	202	171
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (c)	3,107	2,747
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (c)	511	463
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (c)	12	12
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (c)	395	358
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 ‡ (c)	11	11
Series 2016-2A, Class A, 3.75%, 9/20/2041 ‡ (c)	2,022	1,892
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (c)	303	276
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (c)	962	886
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (c)	962	905
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (c)	480	444
Series 2017-2A, Class A1, 3.28%, 9/20/2048 ‡ (c)	697	620
Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (c)	4,443	3,753
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 (c)	843	830
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	2,329	2,323
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	948	936
Series 2024-1B, Class B, 5.99%, 9/15/2039 (c)	980	996
Series 2024-1B, Class C, 6.62%, 9/15/2039 (c)	1,853	1,885
Series 2024-3A, Class C, 5.71%, 8/27/2040 (c)	9,749	9,902
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 (c)	976	934
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (c)	5,434	5,522
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	223

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-A, Class C, 6.32%, 3/15/2043 (c)	10,392	10,573
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (c)	11,521	11,005
Series 2021-2, Class E1, 2.85%, 12/17/2026 (c)	10,561	10,072
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,406	3,249
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,315	3,130
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (c)	6,434	6,165
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (c)	8,810	8,343
Jonah Energy ABS II LLC Series 2024-1A, Class A1, 6.50%, 8/10/2039 ‡ (c)	8,944	8,946
Jonah Energy ABS LLC Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (c)	9,814	9,845
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (a) (c)	13	— (e)
Series 2012-4, Class A, IO, 0.66%, 9/25/2037 (a) (c)	1,599	27
Series 2012-6, Class A, IO, 0.58%, 5/25/2039 (a) (c)	1,643	18
Series 2015-2, Class A, IO, 3.18%, 7/25/2041 (a) (c)	430	43
LFT CRE Ltd. Series 2021-FL1, Class C, 6.38%, 6/15/2039 (a) (c)	8,000	7,967
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 5.18%, 2/25/2034 (a)	185	182
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032 ‡	19,558	116
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	656	657
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	531	518
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	354	350
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	3,878	3,931
Series 2023-2A, Class C, 7.06%, 11/20/2040 (c)	2,879	2,964
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	1,027	965
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	1,683	1,584
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	2,182	2,244
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-2A, Class C, 4.92%, 3/20/2042 (c)	4,461	4,410
Series 2024-1A, Class C, 6.20%, 2/20/2043 (c)	1,463	1,498
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (d)	124	121
New Residential Mortgage LLC
Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (c)	2,559	2,557
Series 2020-FNT2, Class A, 5.44%, 7/25/2025 (c)	284	284
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152	5,891
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	2,964	2,925
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (c)	5,303	5,174
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (c)	7,998	7,793
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	3,897	3,780
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	4,136	3,994
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (c)	5,248	5,195
Ocwen Loan Investment Trust Series 2023-HB1, Class M1, 3.00%, 6/25/2036 ‡ (a) (c)	1,550	1,487
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (c)	5,000	4,747
PRET LLC
Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (c)	7,334	7,335
Series 2022-NPL1, Class A1, 5.98%, 1/25/2052 (c) (d)	2,964	2,965
Progress Residential
Series 2021-SFR4, Class E1, 2.41%, 5/17/2038 (c)	2,000	1,943
Series 2021-SFR4, Class E2, 2.56%, 5/17/2038 (c)	3,903	3,778
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	11,300	11,017
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (c)	3,000	2,941
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (c)	9,550	9,395
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (c)	6,775	6,509
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000	5,765
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555	4,487
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870	11,817
Series 2021-SFR7, Class C, 2.04%, 8/17/2040 (c)	6,246	5,691
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (c)	6,859	6,441
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (c)	2,576	2,388
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (c)	2,625	2,389
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	479	115
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (c)	240	223
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	54	53
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (c)	14,225	14,167
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (c)	11,038	11,143
Repo Buyer RRI Trust, 3.06%, 4/14/2055 ‡	2,082	1,816
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	14,878	14,730
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.83%, 1/25/2036 (d)	51	43
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (c)	1,449	1,411
Series 2021-1A, Class C, 1.79%, 11/20/2037 (c)	920	896
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	2,166	2,242
Series 2023-2A, Class C, 7.30%, 4/20/2040 (c)	3,393	3,499
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	1,755	1,766
Series 2024-2A, Class C, 5.83%, 6/20/2041 (c)	3,338	3,390
Series 2024-3A, Class C, 5.32%, 8/20/2041 (c)	5,986	6,007
Series 2024-1A, Class C, 5.94%, 1/20/2043 (c)	2,914	2,959
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	6	5
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	82	21
Tricon American Homes Trust Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (c)	4,000	3,926
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669	5,620
vMobo, Inc., 7.46%, 7/18/2027 ‡	9,997	9,535
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (c) (d)	7,144	7,133
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (c) (d)	1,086	1,083
VOLT XCII LLC Series 2021-NPL1, Class A1, 5.89%, 2/27/2051 (c) (d)	1,179	1,180
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (c) (d)	1,943	1,944
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (c) (d)	3,237	3,237
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (c) (d)	2,499	2,502
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (c) (d)	1,265	1,266
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (c) (d)	1,926	1,928
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 6/15/2038 (c)	629	610
Series 2019-AA, Class C, 3.34%, 6/15/2038 (c)	622	600
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	2,399	2,361
Series 2024-1A, Class B, 6.56%, 1/20/2038 (c)	5,550	5,621
Series 2024-1A, Class C, 7.06%, 1/20/2038 (c)	4,564	4,625
Total Asset-Backed Securities (Cost $741,328)		751,351
Collateralized Mortgage Obligations — 12.0%
Ajax Mortgage Loan Trust Series 2022-A, Class A1, 3.50%, 10/25/2061 (c) (d)	1,968	1,893
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	282	285
Series 2005-1CB, Class 1A6, IF, IO, 2.67%, 3/25/2035 (a)	169	12
Series 2005-22T1, Class A2, IF, IO, 0.64%, 6/25/2035 (a)	1,246	69
Series 2005-20CB, Class 3A8, IF, IO, 0.32%, 7/25/2035 (a)	1,133	35
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	50	20
Series 2005-37T1, Class A2, IF, IO, 0.62%, 9/25/2035 (a)	2,267	104
Series 2005-54CB, Class 1A2, IF, IO, 0.42%, 11/25/2035 (a)	1,031	44
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	225

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	173	132
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	6	4
Series 2005-57CB, Class 3A2, IF, IO, 0.67%, 12/25/2035 (a)	142	9
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	94	83
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	180	105
Series 2006-7CB, Class 1A2, IF, IO, 0.87%, 5/25/2036 (a)	6,860	506
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	295	149
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	1	1
Anchor Mortgage Trust, 8.23%, 3/25/2031 ‡ (a)	12,000	12,234
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28	9
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	25	18
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	43	40
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	53	8
Series 2005-4, Class 30, PO, 8/25/2035	20	14
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	79	70
Series 2005-7, Class 30, PO, 11/25/2035	6	6
Series 2005-8, Class 30, PO, 1/25/2036	27	17
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 6.75%, 4/25/2033 (a)	10	9
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 7.09%, 7/25/2033 (a)	38	36
Series 2003-7, Class 3A, 7.28%, 10/25/2033 (a)	10	10
Series 2004-1, Class 12A1, 5.33%, 4/25/2034 (a)	95	85
Series 2004-2, Class 14A, 4.54%, 5/25/2034 (a)	38	35
Series 2006-1, Class A1, 6.53%, 2/25/2036 (a)	118	112
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	54	60
Brean Asset-Backed Securities Trust
Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (c)	5,522	5,365
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (c)	6,600	6,468
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	3	2
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (c) (d)	11,540	11,594
CFMT LLC
Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (a) (c)	5,430	5,139
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (a) (c)	3,735	3,497
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (a) (c)	1,915	1,821
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.68%, 6/25/2035 (a)	71	71
Series 2007-A1, Class 9A1, 6.53%, 2/25/2037 (a)	61	60
Series 2007-A1, Class 2A1, 6.59%, 2/25/2037 (a)	18	17
Series 2007-A1, Class 1A3, 6.68%, 2/25/2037 (a)	189	186
Series 2007-A1, Class 7A1, 7.55%, 2/25/2037 (a)	4	4
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	5	4
Series 2004-3, Class A26, 5.50%, 4/25/2034	57	56
Series 2004-HYB1, Class 2A, 5.33%, 5/20/2034 (a)	27	26
Series 2004-HYB3, Class 2A, 4.66%, 6/20/2034 (a)	92	85
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	140	142
Series 2004-7, Class 2A1, 5.56%, 6/25/2034 (a)	23	21
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	119	117
Series 2004-HYB6, Class A3, 6.02%, 11/20/2034 (a)	91	87
Series 2005-16, Class A23, 5.50%, 9/25/2035	52	32
Series 2005-22, Class 2A1, 5.16%, 11/25/2035 (a)	296	242
Series 2007-4, Class 1A52, IF, IO, 0.97%, 5/25/2037 (a)	1,328	89
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	—	—
Series 2003-HYB1, Class A, 7.74%, 9/25/2033 (a)	25	25
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 6.56%, 9/25/2033 (a) (c)	42	42
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-UST1, Class A3, 6.91%, 8/25/2034 (a)	28	27
Series 2004-UST1, Class A6, 7.54%, 8/25/2034 (a)	15	14
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	205	200
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	—	—
Series 2003-1, Class WA2, 6.50%, 6/25/2031	—	—
Series 2003-1, Class 3, PO, 9/25/2033	9	7
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	8	8
Series 2005-1, Class 2A1A, 3.53%, 2/25/2035 (a)	96	81
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	108	108
Series 2005-5, Class 1A2, 4.47%, 8/25/2035 (a)	225	187
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (a)	212	215
Series 2003-AR15, Class 3A1, 7.31%, 6/25/2033 (a)	48	49
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	40	39
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	72	74
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	23	23
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	64	64
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	129	129
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	324	49
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	245	35
CSMC Trust
Series 2021-RPL1, Class A1, 4.08%, 9/27/2060 (a) (c)	8,242	8,219
Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (c)	2,787	2,780
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (a)	11	11
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	8,091	6,604
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	10,656	9,772
Series 2017-4, Class M60C, 3.50%, 6/25/2057	14,463	13,235
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-4, Class MT, 3.50%, 6/25/2057	2,176	1,962
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	7,292	6,815
Series 2018-2, Class M55D, 4.00%, 11/25/2057	8,856	8,317
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,227	1,984
Series 2019-1, Class M55D, 4.00%, 7/25/2058	2,553	2,386
Series 2019-3, Class M55D, 4.00%, 10/25/2058	3,100	2,906
Series 2019-4, Class M55D, 4.00%, 2/25/2059	2,063	1,925
Series 2020-1, Class MT, 2.50%, 8/25/2059	3,667	3,007
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,477	3,126
Series 2020-2, Class MB, 2.00%, 11/25/2059	3,836	2,658
Series 2020-3, Class MTU, 2.50%, 5/25/2060	11,687	9,695
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	5,422	4,850
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,048	1,367
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,136	7,477
Series 2022-1, Class MTU, 3.25%, 11/25/2061	8,032	6,909
Series 2023-1, Class MT, 3.00%, 10/25/2062	13,700	11,479
Series 2024-1, Class MT, 3.00%, 11/25/2063	12,692	10,638
Series 2024-2, Class MT, 3.50%, 5/25/2064	11,177	9,854
FHLMC, REMIC
Series 3022, Class SX, IF, 5.74%, 8/15/2025 (a)	1	1
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	—	—
Series 1899, Class ZE, 8.00%, 9/15/2026	3	3
Series 1963, Class Z, 7.50%, 1/15/2027	3	3
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	1	1
Series 1985, Class PR, IO, 8.00%, 7/15/2027	1	—
Series 2065, Class PX, IO, 0.75%, 8/17/2027	46	—
Series 1987, Class PE, 7.50%, 9/15/2027	2	2
Series 2038, Class PN, IO, 7.00%, 3/15/2028	1	—
Series 2042, Class T, 7.00%, 3/15/2028	1	1
Series 2040, Class PE, 7.50%, 3/15/2028	7	7
Series 2060, Class Z, 6.50%, 5/15/2028	3	3
Series 2061, Class DC, IO, 6.50%, 6/15/2028	8	—
Series 2075, Class PH, 6.50%, 8/15/2028	23	23
Series 2086, Class GB, 6.00%, 9/15/2028	2	2
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	2	—
Series 2111, Class SB, IF, IO, 3.05%, 1/15/2029 (a)	12	—
Series 2110, Class PG, 6.00%, 1/15/2029	14	14
Series 2125, Class JZ, 6.00%, 2/15/2029	6	7
Series 2130, Class QS, 6.00%, 3/15/2029	6	6
Series 2132, Class ZL, 6.50%, 3/15/2029	4	4
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	227

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2132, Class SB, IF, 11.30%, 3/15/2029 (a)	2	3
Series 2141, IO, 7.00%, 4/15/2029	—	—
Series 2303, Class ZN, 8.50%, 4/15/2029	36	38
Series 2163, Class PC, IO, 7.50%, 6/15/2029	2	—
Series 2178, Class PB, 7.00%, 8/15/2029	3	3
Series 2201, Class C, 8.00%, 11/15/2029	3	3
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	1	—
Series 2209, Class TC, 8.00%, 1/15/2030	22	22
Series 2210, Class Z, 8.00%, 1/15/2030	16	17
Series 2224, Class CB, 8.00%, 3/15/2030	5	5
Series 2247, Class Z, 7.50%, 8/15/2030	4	5
Series 2256, Class MC, 7.25%, 9/15/2030	11	12
Series 2254, Class Z, 9.00%, 9/15/2030	43	47
Series 2259, Class ZM, 7.00%, 10/15/2030	21	22
Series 2271, Class PC, 7.25%, 12/15/2030	22	23
Series 2296, Class PD, 7.00%, 3/15/2031	10	10
Series 2303, Class ZD, 7.00%, 4/15/2031	122	128
Series 2359, Class ZB, 8.50%, 6/15/2031	16	17
Series 2388, Class UZ, 8.50%, 6/15/2031	6	6
Series 2344, Class ZD, 6.50%, 8/15/2031	48	50
Series 2344, Class ZJ, 6.50%, 8/15/2031	7	7
Series 2345, Class NE, 6.50%, 8/15/2031	4	5
Series 2372, Class F, 4.95%, 10/15/2031 (a)	2	2
Series 2367, Class ZK, 6.00%, 10/15/2031	49	50
Series 2368, Class AS, IF, 9.35%, 10/15/2031 (a)	2	2
Series 2383, Class FD, 4.95%, 11/15/2031 (a)	2	2
Series 2399, Class TH, 6.50%, 1/15/2032	55	57
Series 2494, Class SX, IF, IO, 2.55%, 2/15/2032 (a)	147	10
Series 2410, Class QX, IF, IO, 4.20%, 2/15/2032 (a)	8	1
Series 2410, Class QS, IF, 7.92%, 2/15/2032 (a)	14	15
Series 2433, Class SA, IF, 9.35%, 2/15/2032 (a)	31	35
Series 2444, Class ES, IF, IO, 3.50%, 3/15/2032 (a)	11	1
Series 2450, Class SW, IF, IO, 3.55%, 3/15/2032 (a)	13	1
Series 2431, Class F, 4.95%, 3/15/2032 (a)	76	76
Series 2464, Class FE, 5.45%, 3/15/2032 (a)	44	44
Series 2423, Class MC, 7.00%, 3/15/2032	14	15
Series 2423, Class MT, 7.00%, 3/15/2032	16	16
Series 2434, Class TC, 7.00%, 4/15/2032	19	20
Series 2436, Class MC, 7.00%, 4/15/2032	17	17
Series 2450, Class GZ, 7.00%, 5/15/2032	19	20
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3393, Class JO, PO, 9/15/2032	56	50
Series 2513, Class ZC, 5.50%, 10/15/2032	41	42
Series 2517, Class Z, 5.50%, 10/15/2032	17	17
Series 2835, Class QO, PO, 12/15/2032	17	15
Series 2557, Class HL, 5.30%, 1/15/2033	164	165
Series 2552, Class FP, 5.45%, 1/15/2033 (a)	185	187
Series 2586, Class WI, IO, 6.50%, 3/15/2033	44	6
Series 2611, Class SQ, IF, 4.09%, 5/15/2033 (a)	15	14
Series 2631, Class SA, IF, 6.69%, 6/15/2033 (a)	8	9
Series 2692, Class SC, IF, 4.38%, 7/15/2033 (a)	37	38
Series 2671, Class S, IF, 6.59%, 9/15/2033 (a)	13	14
Series 2722, Class PF, 5.05%, 12/15/2033 (a)	349	350
Series 2763, Class ZA, 6.00%, 3/15/2034	1,308	1,362
Series 2779, Class ZC, 6.00%, 4/15/2034	823	858
Series 2802, Class ZY, 6.00%, 5/15/2034	217	225
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	409	409
Series 3611, PO, 7/15/2034	75	65
Series 3305, Class MB, IF, 6.93%, 7/15/2034 (a)	26	26
Series 2990, Class WP, IF, 5.54%, 6/15/2035 (a)	—	—
Series 3035, Class Z, 5.85%, 9/15/2035	414	429
Series 3117, Class EO, PO, 2/15/2036	47	41
Series 3117, Class OG, PO, 2/15/2036	26	23
Series 3117, Class OK, PO, 2/15/2036	50	43
Series 3143, Class BC, 5.50%, 2/15/2036	93	97
Series 3122, Class OH, PO, 3/15/2036	5	4
Series 3134, PO, 3/15/2036	7	5
Series 3152, Class MO, PO, 3/15/2036	89	77
Series 3122, Class ZB, 6.00%, 3/15/2036	34	36
Series 3138, PO, 4/15/2036	31	26
Series 3607, Class AO, PO, 4/15/2036	64	54
Series 3607, Class BO, PO, 4/15/2036	64	55
Series 3137, Class XP, 6.00%, 4/15/2036	310	325
Series 3219, Class DI, IO, 6.00%, 4/15/2036	40	7
Series 3149, Class SO, PO, 5/15/2036	34	28
Series 3151, PO, 5/15/2036	91	76
Series 3153, Class EO, PO, 5/15/2036	42	36
Series 3604, PO, 5/15/2036	67	56
Series 3171, Class MO, PO, 6/15/2036	26	24
Series 3179, Class OA, PO, 7/15/2036	34	29
Series 3194, Class SA, IF, IO, 2.65%, 7/15/2036 (a)	24	3
Series 3200, PO, 8/15/2036	62	53
SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3232, Class ST, IF, IO, 2.25%, 10/15/2036 (a)	80	6
Series 3237, Class AO, PO, 11/15/2036	46	38
Series 3704, Class DT, 7.50%, 11/15/2036	347	371
Series 3704, Class ET, 7.50%, 12/15/2036	266	291
Series 3260, Class CS, IF, IO, 1.69%, 1/15/2037 (a)	45	4
Series 3262, Class SG, IF, IO, 1.95%, 1/15/2037 (a)	10	1
Series 3274, Class JO, PO, 2/15/2037	15	13
Series 3274, Class MO, PO, 2/15/2037	25	22
Series 3275, Class FL, 4.89%, 2/15/2037 (a)	11	11
Series 3290, Class SB, IF, IO, 2.00%, 3/15/2037 (a)	146	11
Series 3288, Class GS, IF, 6.40%, 3/15/2037 (a)	8	8
Series 3373, Class TO, PO, 4/15/2037	55	47
Series 3316, Class JO, PO, 5/15/2037	8	6
Series 3607, PO, 5/15/2037	170	140
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	313	327
Series 3371, Class FA, 5.05%, 9/15/2037 (a)	22	22
Series 3385, Class SN, IF, IO, 1.55%, 11/15/2037 (a)	37	3
Series 3387, Class SA, IF, IO, 1.97%, 11/15/2037 (a)	102	8
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	274	3
Series 3404, Class SC, IF, IO, 1.55%, 1/15/2038 (a)	123	11
Series 3451, Class SA, IF, IO, 1.60%, 5/15/2038 (a)	8	—
Series 3537, Class MI, IO, 5.00%, 6/15/2038	176	21
Series 3461, Class LZ, 6.00%, 6/15/2038	52	54
Series 3481, Class SJ, IF, IO, 1.40%, 8/15/2038 (a)	145	13
Series 3895, Class WA, 5.64%, 10/15/2038 (a)	81	84
Series 3511, Class SA, IF, IO, 1.55%, 2/15/2039 (a)	38	3
Series 3546, Class A, 7.00%, 2/15/2039 (a)	19	19
Series 3531, Class SA, IF, IO, 1.85%, 5/15/2039 (a)	131	10
Series 3549, Class FA, 5.65%, 7/15/2039 (a)	9	9
Series 4580, Class PT, 6.70%, 8/15/2039 (a)	369	379
Series 3572, Class JS, IF, IO, 2.35%, 9/15/2039 (a)	72	5
Series 3621, PO, 1/15/2040	124	102
Series 3621, Class BO, PO, 1/15/2040	83	71
Series 3623, Class LO, PO, 1/15/2040	101	83
Series 3632, Class BS, IF, 2.66%, 2/15/2040 (a)	285	272
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 3714, Class IP, IO, 5.00%, 8/15/2040	177	9
Series 3740, Class SC, IF, IO, 1.55%, 10/15/2040 (a)	189	19
Series 3747, Class PY, 4.00%, 10/15/2040	815	792
Series 3747, Class CY, 4.50%, 10/15/2040	1,212	1,204
Series 3753, PO, 11/15/2040	585	460
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,689
Series 3860, Class PZ, 5.00%, 5/15/2041	2,519	2,520
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	37	35
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	64	64
Series 3966, Class NA, 4.00%, 12/15/2041	597	579
Series 4015, Class MY, 3.50%, 3/15/2042	793	746
Series 4136, Class HS, IF, 3.45%, 11/15/2042 (a)	352	224
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	862
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	916
Series 4280, Class EO, PO, 12/15/2043	398	301
Series 4281, Class OB, PO, 12/15/2043	409	312
Series 4377, Class JP, 3.00%, 8/15/2044	1,854	1,739
Series 4456, Class SA, IF, IO, 1.70%, 3/15/2045 (a)	2,664	283
Series 4480, Class SE, IF, IO, 1.73%, 6/15/2045 (a)	2,705	355
Series 4888, Class AZ, 4.00%, 12/15/2048	3,477	3,276
Series 4848, Class QY, 4.50%, 12/15/2048	641	607
Series 4903, Class SN, IF, IO, 1.63%, 8/25/2049 (a)	7,693	853
Series 4936, Class YZ, 2.50%, 12/25/2049	2,052	1,691
Series 4982, Class JA, 1.50%, 3/25/2050	5,923	4,686
Series 5028, Class JG, 1.50%, 8/25/2050	6,503	5,139
Series 5036, Class NA, 0.50%, 11/25/2050	7,408	5,062
Series 5048, Class TI, IO, 3.00%, 11/25/2050	16,265	2,672
Series 5054, Class DZ, 2.00%, 12/25/2050	14,439	7,406
Series 5156, Class DC, 2.00%, 9/25/2051	16,418	14,211
Series 5190, Class PH, 2.50%, 2/25/2052	3,402	3,087
Series 4862, Class NO, PO, 8/15/2057	15,361	9,961
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	75	5
Series 197, PO, 4/1/2028	37	35
Series 233, Class 11, IO, 5.00%, 9/15/2035	93	16
Series 233, Class 12, IO, 5.00%, 9/15/2035	55	8
Series 233, Class 13, IO, 5.00%, 9/15/2035	127	19
Series 239, Class S30, IF, IO, 3.25%, 8/15/2036 (a)	188	24
Series 262, Class 35, 3.50%, 7/15/2042	5,122	4,806
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	229

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 299, Class 300, 3.00%, 1/15/2043	193	176
Series 310, PO, 9/15/2043	716	545
Series 406, PO, 10/25/2053	7,753	6,422
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.38%, 7/25/2032 (a)	109	101
Series T-76, Class 2A, 2.34%, 10/25/2037 (a)	1,332	1,191
Series T-42, Class A5, 7.50%, 2/25/2042	385	408
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	38	40
Series T-54, Class 2A, 6.50%, 2/25/2043	810	821
Series T-54, Class 3A, 7.00%, 2/25/2043	375	393
Series T-56, Class A5, 5.23%, 5/25/2043	637	615
Series T-58, Class A, PO, 9/25/2043	42	28
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	32	33
Series T-59, Class 1AP, PO, 10/25/2043	41	21
Series T-62, Class 1A1, 5.89%, 10/25/2044 (a)	416	379
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.82%, 10/25/2034 (a)	65	64
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	129	61
Series 2007-FA4, Class 1A2, IF, IO, 1.22%, 8/25/2037 (a)	2,431	183
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	1,638	1,650
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	115	120
Series 2003-W8, Class 3F1, 4.87%, 5/25/2042 (a)	76	76
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	110	114
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	64	65
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	64	66
Series 2005-W3, Class 2AF, 4.69%, 3/25/2045 (a)	149	148
Series 2005-W4, Class 3A, 5.10%, 6/25/2045 (a)	287	283
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	54	55
Series 2006-W2, Class 1AF1, 4.69%, 2/25/2046 (a)	76	75
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	193	204
Series 2001-T12, Class A1, 6.50%, 8/25/2041	1,814	1,833
Series 2001-T12, Class A2, 7.50%, 8/25/2041	95	97
Series 2001-T10, PO, 12/25/2041	6	5
Series 2002-T4, Class A2, 7.00%, 12/25/2041	74	77
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-T4, Class A3, 7.50%, 12/25/2041	172	182
Series 2002-T16, Class A2, 7.00%, 7/25/2042	71	75
Series 2002-T19, Class A2, 7.00%, 7/25/2042	169	178
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	114	118
Series 2004-T3, Class PT1, 9.34%, 1/25/2044 (a)	89	94
FNMA, REMIC
Series 2006-72, Class HO, PO, 8/25/2026	5	5
Series 2006-94, Class GI, IF, IO, 2.18%, 10/25/2026 (a)	55	1
Series 2006-94, Class GK, IF, 10.92%, 10/25/2026 (a)	2	2
Series G97-2, Class ZA, 8.50%, 2/17/2027	4	4
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 1997-24, Class Z, 8.00%, 4/18/2027	1	1
Series 1997-46, Class Z, 7.50%, 6/17/2027	20	20
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	1	—
Series 1998-30, Class ZA, 6.50%, 5/20/2028	55	56
Series 1998-36, Class ZB, 6.00%, 7/18/2028	7	7
Series 2002-7, Class FD, 5.17%, 4/25/2029 (a)	18	18
Series 1999-62, Class PB, 7.50%, 12/18/2029	5	5
Series 2000-52, IO, 8.50%, 1/25/2031	2	—
Series 2002-60, Class FA, 5.22%, 2/25/2031 (a)	56	56
Series 2002-60, Class FB, 5.22%, 2/25/2031 (a)	56	56
Series 2001-4, Class ZA, 6.50%, 3/25/2031	66	67
Series 2001-7, Class PF, 7.00%, 3/25/2031	3	3
Series 2002-50, Class ZA, 6.00%, 5/25/2031	104	106
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	11	1
Series 2001-49, Class LZ, 8.50%, 7/25/2031	18	19
Series 2001-38, Class FB, 4.97%, 8/25/2031 (a)	8	8
Series 2001-36, Class DE, 7.00%, 8/25/2031	16	17
Series 2001-44, Class PD, 7.00%, 9/25/2031	5	5
Series 2001-44, Class PU, 7.00%, 9/25/2031	14	15
Series 2001-53, Class FX, 4.82%, 10/25/2031 (a)	79	79
Series 2003-52, Class SX, IF, 9.55%, 10/25/2031 (a)	4	4
Series 2001-61, Class Z, 7.00%, 11/25/2031	44	46
Series 2001-72, Class SX, IF, 7.06%, 12/25/2031 (a)	2	3
Series 2002-1, Class SA, IF, 10.67%, 2/25/2032 (a)	3	3
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	32	1
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	2	2
Series 2002-30, Class Z, 6.00%, 5/25/2032	69	71
Series 2002-37, Class Z, 6.50%, 6/25/2032	5	5
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	71	5
Series 2004-61, Class FH, 5.27%, 11/25/2032 (a)	404	407
Series 2011-39, Class ZA, 6.00%, 11/25/2032	475	492
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	16	17
Series 2004-59, Class BG, PO, 12/25/2032	24	21
Series 2002-77, Class S, IF, 6.29%, 12/25/2032 (a)	11	12
Series 2003-2, Class F, 5.22%, 2/25/2033 (a)	169	170
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	40	1
Series 2003-22, Class UD, 4.00%, 4/25/2033	149	146
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	8	1
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	163	23
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	219	28
Series 2003-132, Class OA, PO, 8/25/2033	1	1
Series 2003-74, Class SH, IF, 2.13%, 8/25/2033 (a)	16	14
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	9	—
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	91	11
Series 2003-91, Class SD, IF, 5.06%, 9/25/2033 (a)	11	12
Series 2003-86, Class ZA, 5.50%, 9/25/2033	92	95
Series 2003-105, Class AZ, 5.50%, 10/25/2033	472	485
Series 2003-116, Class SB, IF, IO, 3.13%, 11/25/2033 (a)	80	7
Series 2006-44, Class P, PO, 12/25/2033	194	167
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	517	537
Series 2003-130, Class SX, IF, 4.82%, 1/25/2034 (a)	2	2
Series 2004-87, Class F, 5.22%, 1/25/2034 (a)	69	69
Series 2004-46, Class EP, PO, 3/25/2034	13	13
Series 2004-28, Class PF, 4.87%, 3/25/2034 (a)	33	33
Series 2004-17, Class H, 5.50%, 4/25/2034	152	156
Series 2004-25, Class SA, IF, 7.24%, 4/25/2034 (a)	23	25
Series 2004-46, Class SK, IF, 4.22%, 5/25/2034 (a)	9	9
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-46, Class QB, IF, 6.13%, 5/25/2034 (a)	25	28
Series 2004-36, Class SA, IF, 7.24%, 5/25/2034 (a)	51	56
Series 2004-51, Class SY, IF, 5.31%, 7/25/2034 (a)	8	8
Series 2004-50, Class VZ, 5.50%, 7/25/2034	707	729
Series 2014-44, Class B, 2.50%, 8/25/2034	640	601
Series 2005-7, Class LO, PO, 2/25/2035	155	143
Series 2005-15, Class MO, PO, 3/25/2035	61	52
Series 2005-13, Class FL, 4.87%, 3/25/2035 (a)	38	38
Series 2005-56, Class S, IF, IO, 2.24%, 7/25/2035 (a)	108	10
Series 2005-66, Class SV, IF, IO, 2.28%, 7/25/2035 (a)	58	4
Series 2005-103, Class SC, IF, 2.88%, 7/25/2035 (a)	129	126
Series 2005-66, Class SG, IF, 6.21%, 7/25/2035 (a)	45	48
Series 2005-68, Class PG, 5.50%, 8/25/2035	87	89
Series 2005-73, Class PS, IF, 5.53%, 8/25/2035 (a)	23	23
Series 2005-90, PO, 9/25/2035	3	3
Series 2005-90, Class AO, PO, 10/25/2035	7	6
Series 2010-39, Class OT, PO, 10/25/2035	56	48
Series 2005-90, Class ES, IF, 5.71%, 10/25/2035 (a)	77	80
Series 2005-84, Class XM, 5.75%, 10/25/2035	38	39
Series 2005-106, Class US, IF, 8.19%, 11/25/2035 (a)	33	36
Series 2006-8, Class WQ, PO, 3/25/2036	194	159
Series 2006-8, Class WN, IF, IO, 2.23%, 3/25/2036 (a)	710	66
Series 2006-16, Class HZ, 5.50%, 3/25/2036	47	49
Series 2006-23, Class KO, PO, 4/25/2036	18	16
Series 2006-27, Class OH, PO, 4/25/2036	33	29
Series 2006-44, Class GO, PO, 6/25/2036	75	65
Series 2006-50, Class JO, PO, 6/25/2036	41	35
Series 2006-50, Class PS, PO, 6/25/2036	62	55
Series 2006-53, Class US, IF, IO, 2.11%, 6/25/2036 (a)	113	12
Series 2006-58, PO, 7/25/2036	76	66
Series 2006-58, Class AP, PO, 7/25/2036	27	24
Series 2006-65, Class QO, PO, 7/25/2036	30	26
Series 2006-56, Class FT, 5.22%, 7/25/2036 (a)	259	262
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	231

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-63, Class ZH, 6.50%, 7/25/2036	94	100
Series 2006-72, Class GO, PO, 8/25/2036	49	43
Series 2006-72, Class TO, PO, 8/25/2036	30	26
Series 2006-79, Class DO, PO, 8/25/2036	46	39
Series 2007-7, Class SG, IF, IO, 2.03%, 8/25/2036 (a)	254	29
Series 2006-77, Class PC, 6.50%, 8/25/2036	145	149
Series 2006-78, Class BZ, 6.50%, 8/25/2036	56	59
Series 2006-86, Class OB, PO, 9/25/2036	65	55
Series 2006-90, Class AO, PO, 9/25/2036	35	31
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	354	63
Series 2006-110, PO, 11/25/2036	36	30
Series 2006-111, Class EO, PO, 11/25/2036	25	22
Series 2006-105, Class ME, 5.50%, 11/25/2036	354	366
Series 2006-115, Class OK, PO, 12/25/2036	73	58
Series 2006-119, PO, 12/25/2036	28	24
Series 2006-117, Class GS, IF, IO, 2.18%, 12/25/2036 (a)	83	7
Series 2006-118, Class A2, 4.53%, 12/25/2036 (a)	43	42
Series 2006-120, Class PF, 4.72%, 12/25/2036 (a)	27	27
Series 2006-120, IO, 6.50%, 12/25/2036	138	20
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,070	1,126
Series 2006-126, Class AO, PO, 1/25/2037	137	116
Series 2007-1, Class SD, IF, 12.20%, 2/25/2037 (a)	33	54
Series 2007-14, Class OP, PO, 3/25/2037	47	41
Series 2007-22, Class SC, IF, IO, 1.61%, 3/25/2037 (a)	16	—
Series 2007-14, Class ES, IF, IO, 1.97%, 3/25/2037 (a)	1,575	160
Series 2009-63, Class P, 5.00%, 3/25/2037	7	7
Series 2007-16, Class FC, 5.22%, 3/25/2037 (a)	18	18
Series 2007-18, Class MZ, 6.00%, 3/25/2037	154	161
Series 2007-39, Class EF, 4.72%, 5/25/2037 (a)	16	16
Series 2007-46, Class ZK, 5.50%, 5/25/2037	137	142
Series 2007-54, Class WI, IF, IO, 1.63%, 6/25/2037 (a)	151	13
Series 2007-72, Class EK, IF, IO, 1.93%, 7/25/2037 (a)	442	46
Series 2007-65, Class KI, IF, IO, 2.15%, 7/25/2037 (a)	93	9
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2007-60, Class AX, IF, IO, 2.68%, 7/25/2037 (a)	137	19
Series 2007-76, Class ZG, 6.00%, 8/25/2037	100	102
Series 2007-78, Class CB, 6.00%, 8/25/2037	43	45
Series 2007-79, Class SB, IF, 7.64%, 8/25/2037 (a)	12	14
Series 2007-88, Class VI, IF, IO, 2.07%, 9/25/2037 (a)	65	7
Series 2009-86, Class OT, PO, 10/25/2037	212	179
Series 2007-100, Class SM, IF, IO, 1.98%, 10/25/2037 (a)	150	14
Series 2007-91, Class ES, IF, IO, 1.99%, 10/25/2037 (a)	221	22
Series 2007-112, Class SA, IF, IO, 1.98%, 12/25/2037 (a)	392	48
Series 2007-116, Class HI, IO, 2.00%, 1/25/2038 (a)	303	17
Series 2008-1, Class BI, IF, IO, 1.44%, 2/25/2038 (a)	117	10
Series 2008-12, Class CO, PO, 3/25/2038	229	199
Series 2008-16, Class IS, IF, IO, 1.73%, 3/25/2038 (a)	80	6
Series 2008-10, Class XI, IF, IO, 1.76%, 3/25/2038 (a)	65	6
Series 2008-20, Class SA, IF, IO, 2.52%, 3/25/2038 (a)	92	9
Series 2009-79, Class UA, 7.00%, 3/25/2038	7	8
Series 2008-32, Class SA, IF, IO, 2.38%, 4/25/2038 (a)	16	1
Series 2008-27, Class SN, IF, IO, 2.43%, 4/25/2038 (a)	36	4
Series 2008-44, PO, 5/25/2038	9	8
Series 2008-53, Class CI, IF, IO, 2.73%, 7/25/2038 (a)	39	4
Series 2011-47, Class ZA, 5.50%, 7/25/2038	184	187
Series 2008-80, Class SA, IF, IO, 1.38%, 9/25/2038 (a)	89	7
Series 2008-81, Class SB, IF, IO, 1.38%, 9/25/2038 (a)	96	6
Series 2008-80, Class GP, 6.25%, 9/25/2038	9	9
Series 2009-6, Class GS, IF, IO, 2.08%, 2/25/2039 (a)	44	4
Series 2009-4, Class BD, 4.50%, 2/25/2039	3	3
Series 2009-17, Class QS, IF, IO, 2.18%, 3/25/2039 (a)	43	3
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	123	19
Series 2009-47, Class MT, 7.00%, 7/25/2039	7	8
Series 2009-69, PO, 9/25/2039	54	44
SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-84, Class WS, IF, IO, 1.43%, 10/25/2039 (a)	44	3
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	88	15
Series 2009-92, Class AD, 6.00%, 11/25/2039	25	25
Series 2009-99, Class SC, IF, IO, 1.71%, 12/25/2039 (a)	33	2
Series 2009-99, Class WA, 6.33%, 12/25/2039 (a)	140	143
Series 2009-103, Class MB, 7.16%, 12/25/2039 (a)	230	233
Series 2009-112, Class ST, IF, IO, 1.78%, 1/25/2040 (a)	105	10
Series 2009-113, Class FB, 5.02%, 1/25/2040 (a)	101	101
Series 2010-23, Class KS, IF, IO, 2.63%, 2/25/2040 (a)	67	5
Series 2010-1, Class WA, 6.30%, 2/25/2040 (a)	281	286
Series 2010-49, Class SC, IF, 3.73%, 3/25/2040 (a)	108	103
Series 2010-16, Class WB, 6.13%, 3/25/2040 (a)	640	652
Series 2010-16, Class WA, 6.44%, 3/25/2040 (a)	228	232
Series 2010-35, Class SB, IF, IO, 1.95%, 4/25/2040 (a)	77	5
Series 2010-40, Class FJ, 5.07%, 4/25/2040 (a)	19	19
Series 2010-42, Class S, IF, IO, 1.93%, 5/25/2040 (a)	35	3
Series 2010-43, Class FD, 5.07%, 5/25/2040 (a)	116	116
Series 2010-61, Class WA, 6.03%, 6/25/2040 (a)	90	92
Series 2010-68, Class SA, IF, IO, 0.53%, 7/25/2040 (a)	270	18
Series 2010-103, Class ME, 4.00%, 9/25/2040	328	317
Series 2010-111, Class AM, 5.50%, 10/25/2040	345	358
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (a)	253	8
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,299	1,289
Series 2010-123, Class FL, 4.90%, 11/25/2040 (a)	32	32
Series 2010-147, Class SA, IF, IO, 2.06%, 1/25/2041 (a)	999	149
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,652
Series 2011-30, Class LS, IO, 1.76%, 4/25/2041 (a)	187	11
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-75, Class FA, 5.02%, 8/25/2041 (a)	21	21
Series 2011-118, Class LB, 7.00%, 11/25/2041	285	301
Series 2011-118, Class MT, 7.00%, 11/25/2041	475	499
Series 2011-118, Class NT, 7.00%, 11/25/2041	471	498
Series 2013-2, Class LZ, 3.00%, 2/25/2043	34	24
Series 2013-4, Class AJ, 3.50%, 2/25/2043	920	866
Series 2013-92, PO, 9/25/2043	695	528
Series 2013-101, Class DO, PO, 10/25/2043	788	583
Series 2024-6, Class AL, 2.00%, 3/25/2044	13,199	9,958
Series 2018-11, Class LA, 3.50%, 7/25/2045	1,025	998
Series 2018-63, Class DA, 3.50%, 9/25/2048	463	425
Series 2018-68, Class DZ, 4.00%, 9/25/2048	1,028	966
Series 2019-20, Class H, 3.50%, 5/25/2049	1,398	1,273
Series 2019-32, Class SD, IF, IO, 1.58%, 6/25/2049 (a)	7,384	774
Series 2010-103, Class SB, IF, IO, 1.63%, 11/25/2049 (a)	341	30
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056	2,307
Series 2020-36, Class SH, IF, IO, 1.58%, 6/25/2050 (a)	10,317	1,051
Series 2020-45, Class KG, 2.00%, 7/25/2050	3,738	3,024
Series 2020-61, Class SB, IF, IO, 3.53%, 9/25/2050 (a)	6,440	202
Series 2011-2, Class WA, 5.83%, 2/25/2051 (a)	54	55
Series 2011-43, Class WA, 5.73%, 5/25/2051 (a)	60	62
Series 2011-58, Class WA, 5.51%, 7/25/2051 (a)	336	329
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,696	1,661
Series 2012-21, Class WA, 5.63%, 3/25/2052 (a)	439	456
Series 2025-18, Class MA, 0.50%, 9/25/2054	40,000	32,200
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	2	2
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	288	286
Series 2007-W2, Class 1A1, 4.79%, 3/25/2037 (a)	132	131
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	55	56
Series 2007-W7, Class 1A4, IF, 12.38%, 7/25/2037 (a)	7	9
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	187	187
Series 2002-W10, IO, 0.90%, 8/25/2042 (a)	825	29
Series 2003-W4, Class 2A, 5.19%, 10/25/2042 (a)	14	14
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	233

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-W1, Class 1A1, 4.74%, 12/25/2042 (a)	101	100
Series 2003-W1, Class 2A, 5.21%, 12/25/2042 (a)	69	69
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	240	247
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	62	64
Series 2006-W3, Class 1AF1, 4.71%, 10/25/2046 (a)	41	40
Series 2009-W1, Class A, 6.00%, 12/25/2049	243	250
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.38%, 6/27/2036 (a)	127	128
Series 2007-54, Class FA, 4.87%, 6/25/2037 (a)	57	57
Series 2007-64, Class FB, 4.84%, 7/25/2037 (a)	100	99
Series 2007-106, Class A7, 6.01%, 10/25/2037 (a)	25	25
Series 2003-7, Class A1, 6.50%, 12/25/2042	121	123
FNMA, STRIPS
Series 285, Class 1, PO, 2/25/2027	—	—
Series 331, Class 13, IO, 7.00%, 11/25/2032	54	7
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	25	3
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	54	6
Series 356, Class 3, IO, 5.00%, 1/25/2035	69	9
Series 365, Class 8, IO, 5.50%, 5/25/2036	92	17
Series 373, Class 1, PO, 7/25/2036	578	499
Series 374, Class 5, IO, 5.50%, 8/25/2036	33	5
Series 393, Class 6, IO, 5.50%, 4/25/2037	15	1
Series 383, Class 32, IO, 6.00%, 1/25/2038	82	15
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.63%, 6/19/2035 (a)	122	119
GNMA
Series 2001-35, Class SA, IF, IO, 3.82%, 8/16/2031 (a)	16	—
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	92	—
Series 2010-41, Class WA, 5.82%, 10/20/2033 (a)	308	314
Series 2003-112, Class SA, IF, IO, 2.12%, 12/16/2033 (a)	122	—
Series 2004-28, Class S, IF, 7.49%, 4/16/2034 (a)	29	31
Series 2004-46, Class AO, PO, 6/20/2034	43	39
Series 2010-103, Class WA, 5.66%, 8/20/2034 (a)	167	170
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-73, Class JL, IF, IO, 2.12%, 9/16/2034 (a)	427	36
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	9	10
Series 2004-90, Class SI, IF, IO, 1.67%, 10/20/2034 (a)	127	7
Series 2005-68, Class DP, IF, 5.77%, 6/17/2035 (a)	23	25
Series 2010-14, Class CO, PO, 8/20/2035	283	257
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	373	40
Series 2005-68, Class KI, IF, IO, 1.87%, 9/20/2035 (a)	238	21
Series 2005-72, Class AZ, 5.50%, 9/20/2035	178	181
Series 2005-85, IO, 5.50%, 11/16/2035	95	5
Series 2010-14, Class BO, PO, 11/20/2035	49	43
Series 2006-16, Class OP, PO, 3/20/2036	44	40
Series 2006-22, Class AO, PO, 5/20/2036	31	29
Series 2006-34, PO, 7/20/2036	25	23
Series 2006-59, Class SD, IF, IO, 2.27%, 10/20/2036 (a)	42	3
Series 2011-22, Class WA, 5.80%, 2/20/2037 (a)	486	499
Series 2007-17, Class JO, PO, 4/16/2037	35	29
Series 2007-17, Class JI, IF, IO, 2.38%, 4/16/2037 (a)	256	24
Series 2010-129, Class AW, 5.85%, 4/20/2037 (a)	173	178
Series 2007-31, Class AO, PO, 5/16/2037	239	205
Series 2007-25, Class FN, 4.73%, 5/16/2037 (a)	32	32
Series 2007-28, Class BO, PO, 5/20/2037	6	5
Series 2007-26, Class SC, IF, IO, 1.77%, 5/20/2037 (a)	116	4
Series 2007-36, Class HO, PO, 6/16/2037	5	5
Series 2007-36, Class SE, IF, IO, 2.04%, 6/16/2037 (a)	102	3
Series 2007-36, Class SG, IF, IO, 2.04%, 6/20/2037 (a)	171	4
Series 2007-45, Class QA, IF, IO, 2.21%, 7/20/2037 (a)	53	3
Series 2007-40, Class SD, IF, IO, 2.32%, 7/20/2037 (a)	132	6
Series 2007-42, Class SB, IF, IO, 2.32%, 7/20/2037 (a)	131	6
Series 2007-53, Class SW, IF, 6.93%, 9/20/2037 (a)	17	18
Series 2009-79, Class OK, PO, 11/16/2037	78	68
SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-74, Class SL, IF, IO, 2.11%, 11/16/2037 (a)	395	2
Series 2007-76, Class SA, IF, IO, 2.10%, 11/20/2037 (a)	110	2
Series 2007-79, Class SY, IF, IO, 2.12%, 12/20/2037 (a)	145	3
Series 2008-2, Class MS, IF, IO, 2.73%, 1/16/2038 (a)	83	7
Series 2008-1, PO, 1/20/2038	18	17
Series 2015-137, Class WA, 5.56%, 1/20/2038 (a)	150	154
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	210	16
Series 2008-10, Class S, IF, IO, 1.40%, 2/20/2038 (a)	58	1
Series 2009-106, Class ST, IF, IO, 1.57%, 2/20/2038 (a)	327	11
Series 2008-33, Class XS, IF, IO, 3.27%, 4/16/2038 (a)	66	4
Series 2008-36, Class SH, IF, IO, 1.87%, 4/20/2038 (a)	129	—
Series 2012-52, Class WA, 6.18%, 4/20/2038 (a)	1,320	1,361
Series 2008-40, Class SA, IF, IO, 1.97%, 5/16/2038 (a)	403	27
Series 2008-55, Class SA, IF, IO, 1.77%, 6/20/2038 (a)	65	2
Series 2008-62, Class SA, IF, IO, 1.72%, 7/20/2038 (a)	349	—
Series 2008-71, Class SC, IF, IO, 1.57%, 8/20/2038 (a)	22	—
Series 2012-59, Class WA, 5.57%, 8/20/2038 (a)	252	258
Series 2009-25, Class SE, IF, IO, 3.17%, 9/20/2038 (a)	61	2
Series 2011-97, Class WA, 6.10%, 11/20/2038 (a)	431	444
Series 2008-93, Class AS, IF, IO, 1.27%, 12/20/2038 (a)	106	6
Series 2008-96, Class SL, IF, IO, 1.57%, 12/20/2038 (a)	73	2
Series 2008-95, Class DS, IF, IO, 2.87%, 12/20/2038 (a)	244	5
Series 2011-163, Class WA, 5.86%, 12/20/2038 (a)	559	576
Series 2009-6, Class SA, IF, IO, 1.67%, 2/16/2039 (a)	74	—
Series 2009-10, Class SA, IF, IO, 1.52%, 2/20/2039 (a)	133	8
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	407	13
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	89	6
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	105	9
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	30	2
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	71	6
Series 2009-43, Class SA, IF, IO, 1.52%, 6/20/2039 (a)	86	4
Series 2009-42, Class SC, IF, IO, 1.65%, 6/20/2039 (a)	162	12
Series 2009-64, Class SN, IF, IO, 1.67%, 7/16/2039 (a)	102	5
Series 2009-54, Class JZ, 5.50%, 7/20/2039	678	694
Series 2009-67, Class SA, IF, IO, 1.62%, 8/16/2039 (a)	116	9
Series 2009-72, Class SM, IF, IO, 1.82%, 8/16/2039 (a)	215	16
Series 2009-106, Class AS, IF, IO, 1.97%, 11/16/2039 (a)	291	27
Series 2015-91, Class W, 5.27%, 5/20/2040 (a)	514	526
Series 2013-75, Class WA, 5.11%, 6/20/2040 (a)	234	238
Series 2011-137, Class WA, 5.59%, 7/20/2040 (a)	851	871
Series 2010-130, Class CP, 7.00%, 10/16/2040	158	167
Series 2010-157, Class OP, PO, 12/20/2040	430	365
Series 2020-187, Class WA, 3.75%, 7/16/2041 (a)	3,808	3,600
Series 2011-100, Class MY, 4.00%, 7/20/2041	751	729
Series 2012-24, Class WA, 5.53%, 7/20/2041 (a)	1,183	1,210
Series 2013-26, Class AK, 4.69%, 9/20/2041 (a)	543	545
Series 2014-188, Class W, 4.55%, 10/20/2041 (a)	551	551
Series 2012-141, Class WA, 4.51%, 11/16/2041 (a)	1,995	1,960
Series 2012-141, Class WC, 3.72%, 1/20/2042 (a)	1,027	968
Series 2012-141, Class WB, 4.03%, 9/16/2042 (a)	1,552	1,474
Series 2012-138, Class PT, 4.00%, 11/16/2042 (a)	1,598	1,529
Series 2013-54, Class WA, 4.89%, 11/20/2042 (a)	1,029	1,042
Series 2017-99, Class PT, 6.00%, 8/20/2044 (a)	572	596
Series 2021-103, Class WA, 4.24%, 6/20/2045 (a)	3,093	2,994
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	235

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,507	1,455
Series 2018-160, Class PA, 3.50%, 7/20/2046	886	872
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,453	255
Series 2019-31, Class TS, IF, IO, 1.62%, 3/20/2049 (a)	14,426	1,323
Series 2019-111, IO, 5.00%, 4/20/2049	5,002	751
Series 2019-65, Class ST, IF, IO, 1.62%, 5/20/2049 (a)	7,122	708
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	3,165	338
Series 2019-112, Class GS, IF, IO, 1.64%, 9/20/2049 (a)	1,659	196
Series 2019-112, Class SG, IF, IO, 1.67%, 9/20/2049 (a)	2,394	220
Series 2023-43, Class B, 4.00%, 12/20/2049	15,564	14,564
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	4,614	903
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	18,098	2,749
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	8,875	1,498
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	9,337	1,658
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	11,914	2,068
Series 2020-133, Class KB, 1.00%, 8/20/2050	8,419	6,720
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	19,222	2,955
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	9,965	2,123
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,425	3,115
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	14,660	2,243
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	20,989	3,298
Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	17,956	668
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	16,321	358
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	21,046	3,318
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	11,888	2,234
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	17,973	1,940
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	12,959	1,999
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	9,267	1,527
Series 2024-197, Class BN, 3.00%, 5/20/2051	18,207	16,718
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,260	803
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,806	3,714
Series 2023-65, Class KS, IF, 3.51%, 5/20/2053 (a)	7,384	6,680
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-69, Class S, IF, 4.00%, 5/20/2053 (a)	5,872	5,523
Series 2023-89, Class BS, IF, 3.49%, 6/20/2053 (a)	6,966	6,296
Series 2023-101, Class S, IF, 3.21%, 7/20/2053 (a)	1,808	1,625
Series 2012-H24, Class FG, 4.87%, 4/20/2060 (a)	4	4
Series 2013-H03, Class FA, 4.74%, 8/20/2060 (a)	—	—
Series 2013-H05, Class FB, 4.82%, 2/20/2062 (a)	4	4
Series 2013-H07, Class MA, 4.99%, 4/20/2062 (a)	—	—
Series 2013-H02, Class HF, 4.74%, 11/20/2062 (a)	1	1
Series 2013-H01, Class JA, 4.76%, 1/20/2063 (a)	354	353
Series 2013-H04, Class SA, 4.86%, 2/20/2063 (a)	762	760
Series 2013-H08, Class BF, 4.84%, 3/20/2063 (a)	242	241
Series 2013-H07, Class HA, 4.85%, 3/20/2063 (a)	640	639
Series 2013-H09, Class HA, 1.65%, 4/20/2063	30	29
Series 2016-H13, Class FD, 4.68%, 5/20/2066 (a)	249	247
Series 2016-H13, Class FT, 5.02%, 5/20/2066 (a)	64	64
Series 2016-H11, Class FD, 6.14%, 5/20/2066 (a)	720	723
Series 2016-H26, Class FC, 5.44%, 12/20/2066 (a)	585	586
Series 2017-H05, Class FC, 5.19%, 2/20/2067 (a)	660	660
Series 2017-H08, Class XI, IO, 1.39%, 3/20/2067 (a)	2,560	115
Series 2017-H11, Class XI, IO, 1.70%, 5/20/2067 (a)	7,178	267
Series 2017-H14, Class XI, IO, 1.54%, 6/20/2067 (a)	3,410	97
Series 2017-H14, Class AI, IO, 1.99%, 6/20/2067 (a)	3,169	177
Series 2020-H11, Class GI, IO, 3.25%, 7/20/2067 (a)	1,324	28
Series 2017-H16, Class F, 5.82%, 8/20/2067 (a)	1,521	1,523
Series 2017-H17, Class FQ, 5.58%, 9/20/2067 (a)	2,410	2,417
SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-H25, Class HI, IO, 2.03%, 10/20/2067 (a)	3,199	89
Series 2018-H04, Class FE, 5.59%, 2/20/2068 (a)	973	972
Series 2018-H18, Class AI, IO, 1.91%, 9/20/2068 (a)	46,074	3,018
Series 2019-H09, Class IB, IO, 1.83%, 4/20/2069 (a)	626	3
Series 2019-H14, Class IE, IO, 0.66%, 5/20/2069 (a)	4,225	69
Series 2019-H10, Class IB, IO, 2.05%, 5/20/2069 (a)	2,315	12
Series 2019-H12, Class JI, IO, 2.02%, 7/20/2069 (a)	3,839	39
Series 2019-H14, Class KI, IO, 2.25%, 7/20/2069 (a)	2,869	29
Series 2019-H15, Class IJ, IO, 2.24%, 8/20/2069 (a)	5,603	142
Series 2019-H18, Class CI, IO, 1.61%, 10/20/2069 (a)	20,691	1,211
Series 2019-H18, Class KI, IO, 2.37%, 11/20/2069 (a)	2,626	28
Series 2020-H02, Class DI, IO, 2.27%, 12/20/2069 (a)	5,800	81
Series 2020-H05, IO, 0.90%, 3/20/2070 (a)	19,552	1,192
Series 2020-H07, Class DI, IO, 1.21%, 4/20/2070 (a)	24,346	1,575
Series 2020-H09, Class IE, IO, 2.08%, 5/20/2070 (a)	6,571	278
Series 2020-H17, Class IJ, IO, 1.32%, 10/20/2070 (a)	9,570	472
Series 2020-H17, Class IK, IO, 1.49%, 10/20/2070 (a)	40,165	2,463
Series 2021-H01, Class AI, IO, 1.51%, 11/20/2070 (a)	78,309	4,641
Series 2020-H22, Class IH, IO, 0.87%, 12/20/2070 (a)	11,156	569
Series 2020-H22, Class JI, IO, 0.93%, 12/20/2070 (a)	110,876	5,590
Series 2021-H01, Class DI, IO, 1.66%, 12/20/2070 (a)	25,439	1,835
Series 2021-H02, Class JI, IO, 0.81%, 1/20/2071 (a)	26,096	1,120
Series 2021-H02, Class IH, IO, 0.91%, 1/20/2071 (a)	16,731	790
Series 2021-H02, Class IJ, IO, 1.04%, 1/20/2071 (a)	109,957	5,633
Series 2021-H02, Class HI, IO, 1.56%, 1/20/2071 (a)	34,026	979
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-H03, Class IE, IO, 0.60%, 2/20/2071 (a)	8,044	300
Series 2021-H03, Class IN, IO, 0.77%, 2/20/2071 (a)	48,828	2,167
Series 2021-H05, Class IQ, IO, 0.78%, 2/20/2071 (a)	76,496	2,405
Series 2021-H03, Class IP, IO, 0.91%, 2/20/2071 (a)	38,830	1,895
Series 2021-H03, Class NI, IO, 0.92%, 2/20/2071 (a)	28,019	1,290
Series 2021-H03, Class PI, IO, 0.93%, 2/20/2071 (a)	32,338	1,650
Series 2021-H03, Class TI, IO, 0.94%, 2/20/2071 (a)	54,853	2,683
Series 2021-H05, Class QI, IO, 0.54%, 3/20/2071 (a)	109,291	2,214
Series 2021-H06, Class IA, IO, 0.60%, 3/20/2071 (a)	17,946	434
Series 2023-H06, Class EI, IO, 0.72%, 3/20/2071 (a)	41,074	1,075
Series 2021-H06, Class QI, IO, 0.46%, 4/20/2071 (a)	41,851	874
Series 2021-H06, IO, 0.93%, 4/20/2071 (a)	73,758	1,377
Series 2021-H14, Class IY, IO, 0.24%, 9/20/2071 (a)	76,056	1,762
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	109	105
GS Mortgage-Backed Securities Trust
Series 2024-RPL2, Class A1, 3.75%, 7/25/2061 (a) (c)	6,615	6,385
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (c) (d)	7,823	7,595
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	124	120
Series 2004-4, Class 1AF, 4.83%, 6/25/2034 (a) (c)	73	65
Series 2005-RP2, Class 1AF, 4.78%, 3/25/2035 (a) (c)	139	129
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (c)	437	3
Series 2005-RP3, Class 1AF, 4.78%, 9/25/2035 (a) (c)	962	821
Series 2006-RP2, Class 1AS2, IF, IO, 1.57%, 4/25/2036 ‡ (a) (c)	794	42
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	80	78
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	237

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-13, Class 1A1, 6.40%, 10/25/2033 (a)	20	20
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	3	4
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	88	87
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	108	109
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	28	28
Series 2005-5F, Class 8A3, 4.93%, 6/25/2035 (a)	19	18
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	215	212
Series 2006-1F, Class 1AP, PO, 2/25/2036	45	26
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,110	479
Impac CMB Trust Series 2005-2, Class 2M1, 5.21%, 4/25/2035 (a)	19	18
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	116	116
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.90%, 3/25/2036 (a)	61	42
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 7.12%, 11/25/2033 (a)	36	35
Series 2006-A2, Class 5A3, 7.12%, 11/25/2033 (a)	64	63
Series 2004-A3, Class 4A1, 7.63%, 7/25/2034 (a)	5	5
Series 2006-A3, Class 6A1, 5.21%, 8/25/2034 (a)	23	23
Series 2006-A2, Class 4A1, 7.29%, 8/25/2034 (a)	85	86
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	4	4
Series 2004-A4, Class 1A1, 7.80%, 9/25/2034 (a)	11	10
Series 2005-A1, Class 3A4, 5.68%, 2/25/2035 (a)	37	36
Series 2007-A1, Class 5A2, 6.41%, 7/25/2035 (a)	28	28
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (c) (d)	3,246	3,248
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.75%, 4/25/2036 (a)	167	106
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	17	16
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	311	85
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	5,780	5,775
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	6,200	6,238
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.87%, 4/21/2034 (a)	25	25
Series 2004-3, Class 4A2, 4.83%, 4/25/2034 (a)	24	22
Series 2004-4, Class 2A1, 6.80%, 5/25/2034 (a)	12	12
Series 2004-13, Class 3A7, 6.37%, 11/21/2034 (a)	131	124
Series 2004-15, Class 3A1, 7.24%, 12/25/2034 (a)	24	23
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	60	61
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	24	22
Series 2004-1, Class 30, PO, 2/25/2034	31	21
Series 2004-3, Class 30, PO, 4/25/2034	57	42
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	25	4
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	57	58
Series 2004-5, Class 30, PO, 6/25/2034	68	49
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	19	3
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	29	4
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	286	281
Series 2004-7, Class 30, PO, 8/25/2034	15	11
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	59	7
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	503	77
MASTR Asset Securitization Trust
Series 2003-11, Class 15, PO, 12/25/2018	—	— (e)
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	28	27
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	32	27
Series 2004-1, Class 30, PO, 2/25/2034	4	3
Series 2004-3, PO, 3/25/2034	1	—
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.78%, 5/25/2035 (a) (c)	1,041	515
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	36	27
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 5.54%, 3/25/2028 (a)	12	11
SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-E, Class A1, 5.05%, 10/25/2028 (a)	97	92
Series 2003-F, Class A1, 5.07%, 10/25/2028 (a)	95	90
Series 2004-D, Class A2, 5.44%, 9/25/2029 (a)	46	45
Series 2004-E, Class A2A, 5.46%, 11/25/2029 (a)	23	22
Series 2003-A5, Class 2A6, 6.86%, 8/25/2033 (a)	44	42
Series 2004-A4, Class A2, 5.59%, 8/25/2034 (a)	77	73
Series 2004-1, Class 2A1, 5.63%, 12/25/2034 (a)	62	58
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 7.27%, 7/25/2033 (a)	28	27
Series 2005-A1, Class 3A, 5.83%, 12/25/2034 (a)	12	12
MFA Trust Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (c)	11,055	10,604
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.63%, 4/25/2034 (a)	116	111
MortgageIT Trust Series 2005-5, Class A1, 4.95%, 12/25/2035 (a)	18	17
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	137	123
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (d)	11,910	12,043
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (c) (d)	7,700	7,661
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	22	23
Series 2003-A1, Class A1, 5.50%, 5/25/2033	4	4
Series 2003-A1, Class A2, 6.00%, 5/25/2033	8	8
Ocwen Loan Investment Trust
Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (c)	2,314	2,257
Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (c)	1,390	1,290
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (c)	8,303	7,872
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	64	63
Series 2005-4, Class 2, PO, 10/25/2035	45	34
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (c) (d)	2,615	2,572
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (c) (d)	3,877	3,800
Series 2024-RCF3, Class A1, 4.00%, 5/25/2054 (c) (d)	4,117	4,044
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (c) (d)	9,091	8,894
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (a) (c)	4,631	4,644
RALI Trust
Series 2002-QS16, Class A3, IF, 7.35%, 10/25/2017 ‡ (a)	—	—
Series 2003-QS9, Class A3, IF, IO, 3.12%, 5/25/2018 ‡ (a)	—	— (e)
Series 2004-QA4, Class NB3, 8.20%, 9/25/2034 (a)	66	64
Series 2004-QA6, Class NB2, 4.51%, 12/26/2034 (a)	24	22
Series 2005-QA6, Class A32, 7.05%, 5/25/2035 (a)	455	249
Series 2005-QA10, Class A31, 5.28%, 9/25/2035 (a)	50	34
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	88	69
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	76	77
Series 2004-IP2, Class 1A1, 6.53%, 12/25/2034 (a)	165	166
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	469	91
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	164	81
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300	2,901
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 5.19%, 4/20/2033 (a)	82	77
Series 2004-8, Class A1, 5.13%, 9/20/2034 (a)	194	169
Series 2004-8, Class A2, 5.46%, 9/20/2034 (a)	140	130
Series 2004-9, Class A1, 5.11%, 10/20/2034 (a)	348	318
Series 2004-10, Class A1A, 5.05%, 11/20/2034 (a)	151	142
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 5.09%, 10/19/2034 (a)	175	166
Series 2005-AR5, Class A3, 4.93%, 7/19/2035 (a)	336	328
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	239

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.96%, 11/25/2033 (a)	31	30
Series 2003-37A, Class 2A, 6.10%, 12/25/2033 (a)	222	219
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.07%, 9/25/2043 (a)	13	13
Series 2004-1, Class II2A, 2.18%, 3/25/2044 (a)	8	8
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	1,816	1,778
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550	6,723
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	15,842	14,138
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250	8,505
Two Harbors Msr Frn, 7.55%, 5/22/2026 ‡ (c)	8,000	7,970
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	29	29
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	11	11
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	31	31
Series 1998-1, Class 2E, 7.00%, 3/15/2028	35	35
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,170	1,126
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (c) (d)	3,708	3,701
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	88	89
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	29	29
Series 2003-AR8, Class A, 6.24%, 8/25/2033 (a)	63	61
Series 2003-AR7, Class A7, 6.60%, 8/25/2033 (a)	79	79
Series 2003-AR9, Class 1A6, 6.56%, 9/25/2033 (a)	258	256
Series 2003-AR9, Class 2A, 6.79%, 9/25/2033 (a)	31	30
Series 2003-S9, Class P, PO, 10/25/2033	3	3
Series 2003-S9, Class A8, 5.25%, 10/25/2033	193	188
Series 2003-AR11, Class A6, 6.72%, 10/25/2033 (a)	180	170
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	210	208
Series 2004-AR3, Class A1, 5.68%, 6/25/2034 (a)	14	13
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2004-AR3, Class A2, 5.68%, 6/25/2034 (a)	93	86
Series 2006-AR10, Class 2P, 4.36%, 9/25/2036 (a)	27	24
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	23	22
Series 2005-2, Class 1A4, IF, IO, 0.62%, 4/25/2035 (a)	1,429	48
Series 2005-4, Class CB7, 5.50%, 6/25/2035	171	154
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	124	108
Series 2005-11, Class A4, IF, IO, 0.52%, 1/25/2036 (a)	2,337	77
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	105	108
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 7.27%, 10/25/2034 (a)	136	132
Series 2007-7, Class A7, 6.00%, 6/25/2037	61	54
Total Collateralized Mortgage Obligations (Cost $755,903)		713,780
Commercial Mortgage-Backed Securities — 10.3%
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (c)	8,000	7,656
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (a) (c)	2,500	1,644
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class B, 1.96%, 11/27/2048 (a) (c)	15,428	14,744
Series 2024-FRR3, Class B, 1.48%, 1/27/2050 (a) (c)	13,000	11,970
Series 2024-FRR2, Class A, 2.50%, 7/27/2050 (a) (c)	15,000	13,995
Series 2025-FRR5, Class AK73, 2.08%, 2/27/2051 (a) (c)	17,316	15,651
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (c)	15,438	12,414
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (c)	14,257	9,849
Series 2024-FRR1, Class A, 2.11%, 4/27/2049 ‡ (a) (c)	9,647	7,485
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000	4,823
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 0.81%, 3/31/2025 (a) (c)	10,000	9,942
SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Commercial Mortgage Trust
Series 2020-SBX, Class D, 2.32%, 1/10/2038 (a) (c)	4,000	3,574
Series 2013-CR9, Class XB, IO, 0.97%, 7/10/2045 (a) (c)	31,510	50
Continental Community Holdings LLC Series 2021-1 A, Class A, 5.13%, 12/23/2026 ‡ (c)	2,961	2,847
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	13,600	12,478
Series 2014-USA, Class B, 4.18%, 9/15/2037 (c)	6,320	5,537
Series 2014-USA, Class C, 4.34%, 9/15/2037 (c)	6,000	5,001
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700	1,288
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	285	277
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (c)	55,155	6,134
FHLMC, Multi-Class Certificates Series 2021-P008, Class A1, 1.73%, 1/25/2033 (a)	14,847	12,071
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (a) (c)	3,988	3,971
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT1, IO, 1.66%, 5/25/2025 (a)	24,902	64
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	43,242	1,290
Series K740, Class XAM, IO, 1.11%, 10/25/2027 (a)	33,000	858
Series KL06, Class XFX, IO, 1.36%, 12/25/2029 (a)	63,640	2,707
Series K128, Class XAM, IO, 0.73%, 3/25/2031 (a)	26,300	1,022
Series K137, Class AM, 1.98%, 12/25/2031 (a)	12,500	10,633
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (a)	106,271	6,541
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (a)	97,581	3,472
FNMA ACES
Series 2017-M3, Class A2, 2.46%, 12/25/2026 (a)	1,336	1,296
Series 2018-M7, Class A2, 3.03%, 3/25/2028 (a)	3,896	3,765
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	3,391	3,188
Series 2019-M1, Class A2, 3.54%, 9/25/2028 (a)	3,845	3,749
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	725	668
Series 2020-M38, Class X2, IO, 1.98%, 11/25/2028 (a)	5,021	244
Series 2020-M11, IO, 1.77%, 1/25/2029 (a)	69,451	3,387
Series 2018-M3, Class A2, 3.06%, 2/25/2030 (a)	956	908
Series 2020-M39, Class X1, IO, 1.95%, 7/25/2030 (a)	43,575	2,631
Series 2020-M50, Class A2, 1.20%, 10/25/2030	112	105
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (a)	1,690	79
Series 2020-M49, Class 1A1, 1.26%, 11/25/2030 (a)	2,178	2,001
Series 2022-M4, Class 2A2, 1.21%, 12/25/2030 (a)	42,100	35,329
Series 2021-M4, Class A1, 0.96%, 2/25/2031	10,486	9,818
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (a)	23,600	19,912
Series 2021-M2S, Class A2, 1.81%, 10/25/2031 (a)	1,041	888
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (a)	18,900	15,908
Series 2022-M8, Class A1, 1.94%, 12/25/2031 (a)	601	574
Series 2022-M8, Class A2, 1.94%, 12/25/2031 (a)	3,370	2,869
Series 2022-M10, Class A2, 1.94%, 1/25/2032 (a)	26,000	22,118
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (a)	22,730	19,436
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (a)	2,816	2,759
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (a)	15,000	13,266
Series 2023-M4, Class A1, 3.77%, 9/25/2032 (a)	7,500	7,369
Series 2023-M8, Class A1, 4.47%, 11/25/2032 (a)	5,199	5,200
Series 2021-M6, Class A1, 1.49%, 3/25/2033 (a)	3,466	3,277
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (a)	6,345	6,298
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	241

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2024-M2, Class A1, 4.62%, 4/25/2033 (a)	14,535	14,668
Series 2021-M12, Class 2A2, 2.13%, 5/25/2033 (a)	5,000	4,162
Series 2024-M2, Class A2, 3.75%, 8/25/2033	5,000	4,686
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	269	267
Series 2021-M3, Class X1, IO, 1.91%, 11/25/2033 (a)	12,161	860
Series 2019-M10, Class X, IO, 0.49%, 5/25/2049 (a)	50,081	1,485
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.62%, 1/25/2026 (a) (c)	2,400	2,362
Series 2019-K736, Class B, 3.76%, 7/25/2026 (a) (c)	6,500	6,370
Series 2017-K66, Class B, 4.04%, 7/25/2027 (a) (c)	1,000	978
Series 2019-KS11, Class B, 4.82%, 6/25/2029 (a) (c)	8,000	7,601
Series 2019-KS12, Class B, 7.24%, 8/25/2029 (a)	9,956	9,993
Series 2020-KHG2, Class C, 3.07%, 2/25/2030 (a) (c)	10,000	8,299
Series 2021-KLU3, Class BFX, 4.26%, 1/25/2031 (a) (c)	4,886	4,455
Series 19K-1511, Class B, 4.57%, 3/25/2034 (a) (c)	3,500	3,111
Series 2016-K54, Class C, 4.07%, 4/25/2048 (a) (c)	3,691	3,642
Series 2015-K49, Class C, 3.72%, 10/25/2048 (a) (c)	3,000	2,978
Series 2015-K51, Class B, 3.96%, 10/25/2048 (a) (c)	1,000	992
Series 2016-K56, Class B, 3.95%, 6/25/2049 (a) (c)	1,600	1,578
Series 2017-K69, Class C, 3.73%, 10/25/2049 (a) (c)	2,765	2,660
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (c)	1,902	1,859
Series 2017-K65, Class C, 4.08%, 7/25/2050 (a) (c)	3,662	3,580
Series 2017-K71, Class B, 3.75%, 11/25/2050 (a) (c)	1,240	1,208
Series 2018-K73, Class B, 3.85%, 2/25/2051 (a) (c)	1,150	1,119
Series 2018-K75, Class B, 3.97%, 4/25/2051 (a) (c)	3,000	2,933
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-K78, Class B, 4.13%, 6/25/2051 (a) (c)	3,449	3,363
Series 2018-K79, Class C, 4.21%, 7/25/2051 (a) (c)	4,030	3,897
Series 2018-K81, Class B, 4.17%, 9/25/2051 (a) (c)	2,000	1,939
Series 2019-K88, Class B, 4.38%, 2/25/2052 (a) (c)	4,000	3,934
Series 2019-K94, Class C, 3.96%, 7/25/2052 (a) (c)	6,750	6,279
Series 2019-K100, Class C, 3.49%, 11/25/2052 (a) (c)	7,140	6,545
Series 2020-K737, Class B, 3.33%, 1/25/2053 (a) (c)	4,832	4,710
Series 2020-K737, Class C, 3.33%, 1/25/2053 (a) (c)	10,000	9,704
GAM Re-REMIC Trust
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (c)	3,300	2,804
Series 2021-FRR2, Class AK44, 0.86%, 9/27/2051 ‡ (a) (c)	8,000	7,967
GNMA
Series 2012-147, Class AK, 2.79%, 4/16/2054 (a)	6,743	6,198
Series 2017-76, Class B, 2.60%, 12/16/2056	5,005	3,682
Series 2020-121, Class B, 1.50%, 8/16/2060	11,670	8,718
Series 2021-211, Class AC, 1.30%, 1/16/2063	3,734	2,757
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180	3,874
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686	2,500
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 6.53%, 4/15/2038 (a) (c)	1,920	1,918
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000	4,475
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000	5,025
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.35%, 11/25/2053 (a) (c)	7,935	8,265
Series 2024-01, Class M7, 7.10%, 7/25/2054 (a) (c)	1,184	1,195
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	3,200	3,135
RFM Re-REMIC Trust Series 2024-FRR2, Class A100, PO, 11/27/2052 (c)	11,000	8,557
SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
ROCK Trust
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (c)	5,000	5,115
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (c)	15,580	16,156
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500	5,607
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000	5,848
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (c)	319	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.68%, 2/15/2040 (a) (c)	1,835	1,840
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.06%, 3/15/2045 (a) (c)	750	629
Total Commercial Mortgage-Backed Securities (Cost $626,604)		615,512
U.S. Treasury Obligations — 3.3%
U.S. Treasury Bonds
1.13%, 5/15/2040	73,000	46,489
2.38%, 2/15/2042	98,610	73,746
3.38%, 8/15/2042	10,000	8,646
3.88%, 2/15/2043	8,000	7,382
3.63%, 8/15/2043	25,000	22,153
2.25%, 2/15/2052	25,000	16,064
3.63%, 2/15/2053	17,000	14,570
U.S. Treasury Notes 2.88%, 5/15/2032 (f)	9,000	8,308
U.S. Treasury STRIPS Bonds 8.86%, 11/15/2030 (g)	150	118
Total U.S. Treasury Obligations (Cost $229,085)		197,476
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.1%
Investment Companies — 6.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.34% (h) (i) (Cost $361,120)	361,037	361,182
Total Investments — 104.9% (Cost $6,489,819)		6,249,691
Liabilities in Excess of Other Assets — (4.9)%		(293,401)
NET ASSETS — 100.0%		5,956,290

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2025.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	243

JPMorgan Mortgage-Backed Securities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of February 28, 2025.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of February 28, 2025.

(e)	Value is zero.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of February 28, 2025.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of February 28, 2025.
Futures contracts outstanding as of February 28, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	634	06/18/2025	USD	70,523	460
U.S. Treasury 10 Year Ultra Note	274	06/18/2025	USD	31,373	226
U.S. Treasury Long Bond	51	06/18/2025	USD	6,042	41
U.S. Treasury 5 Year Note	1,411	06/30/2025	USD	152,399	724
					1,451

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. Morgan Income Funds	February 28, 2025

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 26.0%
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	729	672
Affirm Asset Securitization Trust Series 2024-X1, Class A, 6.27%, 5/15/2029 (a)	2,694	2,703
Ally Auto Receivables Trust Series 2024-1, Class A3, 5.08%, 12/15/2028	7,491	7,544
American Credit Acceptance Receivables Trust
Series 2024-2, Class B, 6.10%, 12/13/2027 (a)	5,330	5,375
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	3,524	3,541
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	1,792	1,799
Series 2025-1, Class B, 4.90%, 3/12/2029 (a)	10,625	10,661
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	6,938	6,957
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	3,625	3,684
Series 2023-2, Class D, 6.47%, 8/13/2029 (a)	5,000	5,087
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	11,879	12,084
Series 2024-4, Class C, 4.91%, 8/12/2031 (a)	7,700	7,731
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	2,561	2,589
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,682	5,588
Series 2020-SFR3, Class B, 1.81%, 9/17/2037 (a)	9,780	9,640
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	3,314	3,251
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	5,599	5,485
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (a)	8,000	7,840
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	8,230	7,543
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (a)	15,096	14,423
Series 2021-SFR2, Class C, 1.88%, 8/17/2038 (a)	2,000	1,903
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	11,422	10,920
Series 2021-SFR3, Class B, 1.73%, 10/17/2038 (a)	7,207	6,891
Series 2021-SFR4, Class B, 2.42%, 12/17/2038 (a)	7,500	7,209
Series 2022-SFR1, Class C, 3.74%, 3/17/2039 (a)	5,500	5,334
Series 2022-SFR3, Class C, 4.00%, 10/17/2039 (a)	2,000	1,940
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Amur Equipment Finance Receivables LLC
Series 2022-2A, Class B, 5.65%, 10/20/2028 (a)	1,600	1,618
Series 2023-1A, Class A2, 6.09%, 12/20/2029 (a)	3,245	3,286
Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	4,894	4,937
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	1,035	1,013
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	1,177	1,096
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	428	410
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 5.78%, 11/15/2036 (a) (b)	2,531	2,533
AREIT Trust Series 2021-CRE5, Class C, 6.68%, 11/17/2038 (a) (b)	8,292	8,268
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A1RR, 5.38%, 10/15/2030 (a) (b)	6,368	6,370
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	8,169	8,259
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 2/20/2027 (a)	22,865	22,413
Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	11,899	11,324
Series 2023-3A, Class A, 5.44%, 2/22/2028 (a)	14,000	14,211
Series 2022-1A, Class B, 4.30%, 8/21/2028 (a)	3,000	2,957
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	6,250	6,500
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	5,750	5,899
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,000	2,053
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2021-7A, Class A1R, 5.29%, 1/22/2035 (a) (b)	24,088	24,088
Barings CLO Ltd. (Cayman Islands)
Series 2018-4A, Class A1R, 5.45%, 10/15/2030 (a) (b)	13,632	13,636
Series 2015-2A, Class B2R, 6.14%, 10/20/2030 (a) (b)	1,800	1,801
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class A, 5.45%, 12/26/2031 (a) (b)	6,040	6,058
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	245

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bayview Opportunity Master Fund Trust
Series 2024-SN1, Class A2, 5.67%, 4/15/2027 (a)	1,635	1,639
Series 2024-SN1, Class C, 5.83%, 12/15/2028 (a)	1,029	1,044
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 6.68%, 6/25/2043 (b)	91	91
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	35	35
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class AR, 5.39%, 10/15/2034 (a) (b)	27,118	27,118
BOF Funding Trust
Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	1,372	1,360
Series 2023-CAR3, Class A2, 6.29%, 7/26/2032 (a)	6,500	6,612
BofA Auto Trust
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	6,975	7,064
Series 2024-1A, Class A4, 5.31%, 6/17/2030 (a)	4,260	4,340
Bridge Trust Series 2022-SFR1, Class B, 4.15%, 11/17/2037 (a)	10,575	10,482
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class A3, 5.53%, 1/18/2028	3,422	3,434
Series 2024-1, Class B, 5.43%, 8/15/2028	5,500	5,541
Series 2024-1, Class C, 5.65%, 4/16/2029	6,750	6,839
Series 2024-3, Class C, 5.70%, 7/16/2029	10,434	10,578
Series 2023-1, Class B, 6.80%, 8/15/2029	1,546	1,570
Series 2023-1, Class C, 7.10%, 8/15/2029	6,950	7,159
Series 2024-2, Class B, 5.94%, 2/15/2030	1,075	1,091
Series 2024-2, Class C, 6.07%, 2/15/2030	10,360	10,583
Series 2024-4, Class B, 4.77%, 8/15/2030	4,000	4,008
Series 2024-4, Class C, 4.83%, 8/15/2030	6,440	6,455
Series 2025-1, Class D, 5.64%, 11/15/2030	6,750	6,829
BRSP Ltd. Series 2021-FL1, Class A, 5.58%, 8/19/2038 (a) (b)	2,316	2,312
BSPRT Issuer Ltd. Series 2021-FL7, Class B, 6.48%, 12/15/2038 (a) (b)	7,025	7,030
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	14,115	14,498
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	21,434	21,408
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 5.38%, 10/15/2031 (a) (b)	6,141	6,149
BXMT Ltd. Series 2021-FL4, Class A, 5.48%, 5/15/2038 (a) (b)	4,544	4,493
Carmax Auto Owner Trust Series 2025-1, Class A3, 4.84%, 1/15/2030	11,000	11,128
CarMax Auto Owner Trust Series 2024-2, Class A3, 5.50%, 1/16/2029	5,125	5,207
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 5.54%, 7/16/2031 (a) (b)	16,246	16,279
Series 2019-1A, Class AR2, 5.31%, 4/20/2032 (a) (b)	27,032	27,032
Series 2019-2A, Class AR2, 5.02%, 7/20/2032 (a) (b)	10,000	9,997
CarVal CLO VC Ltd. (Cayman Islands) Series 2021-2A, Class A, 5.76%, 10/15/2034 (a) (b)	1,105	1,107
Carvana Auto Receivables Trust
Series 2023-N1, Class B, 5.85%, 11/10/2027 (a)	13,950	14,008
Series 2024-P4, Class A2, 4.62%, 2/10/2028	4,333	4,335
Series 2024-N1, Class A3, 5.60%, 3/10/2028 (a)	6,500	6,553
Series 2022-P2, Class B, 5.08%, 4/10/2028	4,175	4,210
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	3,445	3,483
Series 2021-N4, Class B, 1.24%, 9/11/2028	856	824
Series 2021-N4, Class C, 1.72%, 9/11/2028	932	899
Series 2023-P1, Class A4, 5.94%, 1/10/2029 (a)	3,500	3,578
Series 2024-P1, Class A3, 5.05%, 4/10/2029 (a)	10,198	10,275
Series 2024-P2, Class A3, 5.33%, 7/10/2029	7,714	7,821
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	1,750	1,797
Series 2024-P3, Class A3, 4.26%, 10/10/2029	12,545	12,513
Series 2024-P4, Class A3, 4.64%, 1/10/2030	6,250	6,280
Series 2024-P1, Class A4, 5.08%, 3/11/2030 (a)	3,250	3,300
Series 2024-P1, Class B, 5.37%, 5/10/2030 (a)	5,700	5,790
Series 2024-N1, Class B, 5.63%, 5/10/2030 (a)	9,857	9,981
Series 2024-P2, Class B, 5.38%, 8/12/2030	8,186	8,397
Series 2024-P3, Class A4, 4.31%, 9/10/2030	1,000	993
Series 2024-P4, Class A4, 4.74%, 12/10/2030	5,000	5,029
SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CFMT LLC
Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (a) (b)	3,523	3,451
Series 2022-HB9, Class A, 3.25%, 9/25/2037 ‡ (a) (b)	4,270	4,185
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	12,115	12,222
CIFC Funding Ltd. (Cayman Islands)
Series 2016-1A, Class AR3, 5.29%, 10/21/2031 (a) (b)	25,770	25,770
Series 2022-2A, Class A1R, 5.29%, 4/19/2035 (a) (b)	23,000	23,000
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	9,446	9,458
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class A1R, 5.40%, 4/20/2034 (a) (b)	29,000	29,003
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	1,668	1,634
Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	1,043	1,014
CPS Auto Receivables Trust
Series 2022-A, Class C, 2.17%, 4/16/2029 (a)	1,355	1,352
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	4,425	4,361
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	2,250	2,298
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	7,171	7,186
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	5,040	5,125
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	2,250	2,271
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	9,250	9,317
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	6,000	6,147
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	6,000	6,116
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	7,000	7,274
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	1,858	1,888
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	1,350	1,393
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	5,952	6,220
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	4,000	4,122
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	14,025	14,215
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	8,892	9,269
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	7,714	7,883
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	15,450	15,931
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	8,000	8,230
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	9,381	9,391
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	5,000	5,200
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	9,343	9,318
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	4,000	4,026
Crossroads Asset Trust
Series 2024-A, Class A2, 5.90%, 8/20/2030 (a)	6,421	6,513
Series 2024-A, Class B, 5.94%, 8/20/2030 (a)	3,945	4,024
Series 2022-A, Class A, 6.35%, 4/21/2031 (a)	1,413	1,420
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 5.33%, 10/25/2034 (b)	52	53
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	966	949
Series 2021-1A, Class B, 2.05%, 11/21/2033 (a)	222	218
DLLAA LLC Series 2025-1A, Class A3, 4.95%, 9/20/2029 (a)	8,000	8,114
Drive Auto Receivables Trust
Series 2024-1, Class B, 5.31%, 1/16/2029	3,750	3,776
Series 2024-2, Class B, 4.52%, 7/16/2029	20,728	20,698
Series 2024-1, Class C, 5.43%, 11/17/2031	7,142	7,248
Series 2024-2, Class C, 4.67%, 5/17/2032	10,137	10,131
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	1,124	1,118
Dryden CLO Ltd. (Cayman Islands)
Series 2019-72A, Class ARR, 5.42%, 5/15/2032 (a) (b)	11,652	11,676
Series 2019-68A, Class ARR, 5.40%, 7/15/2035 (a) (b)	2,000	2,004
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 5.50%, 7/18/2030 (a) (b)	373	373
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	1,395	1,385
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	247

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	7,846	7,665
Series 2021-4A, Class C, 1.50%, 9/15/2027 (a)	1,284	1,279
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	7,478	7,583
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	13,425	13,496
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,993	2,028
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	6,746	6,860
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	378	356
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	517	488
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A1R, 5.56%, 4/20/2034 (a) (b)	21,665	21,680
Equify ABS LLC Series 2023-1A, Class A, 7.20%, 9/15/2031 (a)	3,027	3,036
Exeter Automobile Receivables Trust
Series 2023-3A, Class B, 6.11%, 9/15/2027	1,165	1,168
Series 2024-2A, Class B, 5.61%, 4/17/2028	2,383	2,393
Series 2023-3A, Class C, 6.21%, 6/15/2028	6,815	6,892
Series 2023-5A, Class C, 6.85%, 1/16/2029	9,000	9,265
Series 2022-6A, Class D, 8.03%, 4/6/2029	6,964	7,250
Series 2024-2A, Class C, 5.74%, 5/15/2029	15,216	15,431
Series 2025-1A, Class B, 4.91%, 8/15/2029	3,164	3,185
Series 2023-5A, Class D, 7.13%, 2/15/2030	3,300	3,461
FHF Issuer Trust Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	15,000	15,057
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	835	832
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	4,799	4,857
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	5,685	5,854
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	5,708	5,618
Series 2020-SFR1, Class C, 1.94%, 8/17/2037 (a)	2,307	2,271
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	6,321	6,194
Series 2021-SFR1, Class B, 1.79%, 8/17/2038 (a)	5,165	4,956
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (a)	4,000	3,840
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	13,000	12,511
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	5,000	4,973
Series 2022-SFR1, Class C, 4.64%, 5/19/2039 (a)	7,000	6,945
Series 2022-SFR2, Class B, 4.50%, 7/17/2039 (a)	9,500	9,393
Flagship Credit Auto Trust
Series 2020-2, Class D, 5.75%, 4/15/2026 (a)	8	8
Series 2020-3, Class D, 2.50%, 9/15/2026 (a)	3,879	3,855
Series 2021-1, Class C, 0.91%, 3/15/2027 (a)	1,079	1,076
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	15,107	14,926
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	6,666	6,637
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	2,550	2,599
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	738	734
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	6,538	6,110
FRTKL
Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	4,050	3,861
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,706
Series 2021-SFR1, Class C, 1.92%, 9/17/2038 (a)	5,000	4,750
Galaxy CLO Ltd. (Cayman Islands)
Series 2018-26A, Class AR, 5.50%, 11/22/2031 (a) (b)	6,956	6,954
Series 2022-30A, Class XR, 5.50%, 1/15/2038 (a) (b)	2,500	2,500
GLS Auto Receivables Issuer Trust Series 2024-1A, Class C, 5.64%, 12/17/2029 (a)	4,925	5,005
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2, 6.37%, 6/15/2028 (a)	3,140	3,174
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	4,000	4,062
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	3,400	3,485
Series 2024-3A, Class A2, 5.59%, 10/15/2029 (a)	5,461	5,533
Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	8,575	8,566
SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class A2, 5.24%, 3/15/2030 (a)	6,957	7,004
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	2,000	2,029
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	973	995
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	4,390	4,239
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	12,000	12,578
GreenSky Home Improvement Trust Series 2024-1, Class A2, 5.88%, 6/25/2059 (a)	8,897	8,984
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3, 5.37%, 3/15/2029	15,539	15,758
Series 2024-B, Class A3, 4.31%, 7/16/2029	8,867	8,866
Hertz Vehicle Financing LLC
Series 2022-4A, Class A, 3.73%, 9/25/2026 (a)	1,140	1,136
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	10,600	10,794
Hertz Vehicle Financing LP Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	3,650	3,467
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	1,879	1,912
Series 2024-2A, Class A, 5.50%, 3/25/2038 (a)	1,391	1,415
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	153	148
Series 2024-3A, Class A, 4.98%, 8/27/2040 (a)	10,985	11,044
Home Partners of America Trust
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,280	1,224
Series 2021-2, Class B, 2.30%, 12/17/2026 (a)	13,312	12,729
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	16,234	15,903
Honda Auto Receivables Owner Trust Series 2024-1, Class A3, 5.21%, 8/15/2028	18,416	18,598
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	5,006	5,045
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3, 4.83%, 1/18/2028 (a)	4,817	4,859
Series 2024-A, Class A4, 5.07%, 2/15/2028 (a)	5,000	5,039
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Hyundai Auto Receivables Trust Series 2024-A, Class A3, 4.99%, 2/15/2029	9,487	9,577
John Deere Owner Trust Series 2024-C, Class A4, 4.15%, 8/15/2031	6,830	6,791
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 5.27%, 7/20/2031 (a) (b)	18,351	18,351
LCM LP (Cayman Islands) Series 14A, Class AR, 5.59%, 7/20/2031 (a) (b)	4,883	4,885
LCM Ltd. (Cayman Islands) Series 36A, Class A1R, 5.39%, 1/15/2034 (a) (b)	24,873	24,873
Lendbuzz Securitization Trust
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	5,900	5,884
Series 2023-2A, Class A2, 7.09%, 10/16/2028 (a)	2,041	2,080
Lendmark Funding Trust
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,888	4,596
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	8,625	8,558
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	481	482
M&T Equipment Notes Series 2023-1A, Class A3, 5.74%, 7/15/2030 (a)	11,454	11,563
Magnetite Ltd. (Cayman Islands) Series 2015-15A, Class AR, 5.57%, 7/25/2031 (a) (b)	330	331
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 5.33%, 7/23/2032 (a) (b)	10,887	10,884
Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	14,800	15,044
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	15,277
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	13,441	13,609
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	8,988	9,079
Series 2024-1A, Class A, 5.82%, 4/20/2037 (a)	23,110	23,378
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	12,886	13,080
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 6.68%, 3/25/2033 (b)	60	58
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	249

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	739	714
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	8,105	8,020
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 5.48%, 10/15/2029 (a) (b)	8,129	8,143
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-42A, Class AR, 5.26%, 7/16/2035 (a) (b)	17,250	17,250
Series 2022-49A, Class AR, 5.45%, 7/25/2035 (a) (b)	19,596	19,634
Series 2020-38A, Class AR2, 5.27%, 10/20/2035 (a) (b)	14,000	14,000
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,689
New Residential Mortgage Loan Trust Series 2022-SFR2, Class B, 3.75%, 9/4/2039 (a)	5,000	4,830
Nissan Auto Lease Trust
Series 2024-A, Class A2A, 5.11%, 10/15/2026	3,722	3,731
Series 2024-A, Class A3, 4.91%, 4/15/2027	5,714	5,742
NMEF Funding LLC
Series 2022-A, Class B, 3.35%, 10/16/2028 (a)	1,237	1,233
Series 2023-A, Class A2, 6.57%, 6/17/2030 (a)	5,608	5,665
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	677	661
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	7,534	7,341
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,335	2,256
OCP CLO Ltd. (Cayman Islands) Series 2017-13A, Class AR2, 5.90%, 11/26/2037 (a) (b)	2,300	2,314
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 5.53%, 4/16/2031 (a) (b)	2,231	2,235
Octane Receivables Trust
Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	182	181
Series 2021-2A, Class B, 2.02%, 9/20/2028 (a)	4,800	4,716
Series 2023-1A, Class A, 5.87%, 5/21/2029 (a)	2,052	2,061
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2023-1A, Class B, 5.96%, 7/20/2029 (a)	6,348	6,424
Series 2024-1A, Class A2, 5.68%, 5/20/2030 (a)	11,902	12,019
Series 2024-2A, Class B, 5.77%, 7/20/2032 (a)	2,000	2,030
Series 2024-2A, Class C, 5.90%, 7/20/2032 (a)	2,500	2,540
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	5,850	5,977
Oportun Funding Trust Series 2024-3, Class A, 5.26%, 8/15/2029 (a)	15,228	15,246
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	3,186	3,107
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	14,699	14,352
Series 2025-A, Class A, 5.01%, 2/8/2033 (a)	15,000	15,028
Series 2025-A, Class C, 5.89%, 2/8/2033 (a)	1,500	1,504
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	329	326
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-1A, Class A1, 5.35%, 4/15/2030 (a) (b)	3,229	3,229
Series 2023-2A, Class A1, 5.75%, 1/25/2032 (a) (b)	10,680	10,698
Series 2024-3A, Class A1, 5.38%, 8/8/2032 (a) (b)	14,336	14,334
Series 2025-1A, Class A1, 0.00%, 2/15/2033 (a) (b) (c)	22,250	22,250
PEAC Solutions Receivables LLC
Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	9,275	9,285
Series 2024-1A, Class A2, 5.79%, 6/21/2027 (a)	12,736	12,855
Series 2025-1A, Class A2, 4.94%, 10/20/2028 (a)	17,740	17,802
Series 2024-2A, Class A3, 4.65%, 10/20/2031 (a)	3,500	3,502
Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	5,000	5,042
Post Road Equipment Finance LLC
Series 2024-1A, Class A2, 5.59%, 11/15/2029 (a)	13,301	13,384
Series 2025-1A, Class A2, 4.90%, 5/15/2031 (a)	7,773	7,802
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	2,260	2,315
PRET LLC Series 2021-NPL3, Class A1, 4.87%, 7/25/2051 (a) (d)	8,307	8,302
SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 (a)	16,067	15,593
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	1,800	1,758
Series 2021-SFR4, Class B, 1.81%, 5/17/2038 (a)	8,800	8,547
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,246	7,010
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 (a)	17,500	16,833
Series 2021-SFR8, Class B, 1.68%, 10/17/2038 (a)	9,000	8,653
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,468
Series 2022-SFR6, Class B, 5.00%, 7/20/2039 (a)	4,000	4,010
Series 2024-SFR2, Class C, 3.40%, 4/17/2041 (a) (b)	14,000	13,081
PRPM LLC
Series 2021-4, Class A1, 4.87%, 4/25/2026 (a) (d)	4,343	4,345
Series 2021-5, Class A1, 4.79%, 6/25/2026 (a) (d)	10,889	10,874
Series 2021-6, Class A1, 4.79%, 7/25/2026 (a) (d)	8,313	8,323
Series 2021-11, Class A1, 5.49%, 11/25/2026 (a) (d)	1,507	1,509
Reach ABS Trust Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	5,676	5,684
Regional Management Issuance Trust
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	2,777	2,756
Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	1,103	1,037
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	6,686	6,605
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	3,000	2,912
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	14,486	14,737
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.61%, 6/15/2032 (a)	2,337	2,371
Series 2024-A, Class B, 5.62%, 6/15/2032 (a)	4,000	4,045
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	7,250	7,336
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	3,000	3,033
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2022-C, Class B, 6.45%, 12/15/2032 (a)	375	376
Series 2023-B, Class D, 6.66%, 12/15/2033 (a)	947	966
Santander Consumer Auto Receivables Trust Series 2021-AA, Class C, 1.03%, 11/16/2026 (a)	1,500	1,489
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	255	255
Series 2021-2, Class D, 1.35%, 7/15/2027	1,060	1,053
Series 2021-3, Class D, 1.33%, 9/15/2027	1,184	1,171
Series 2023-4, Class B, 5.77%, 12/15/2028	7,291	7,402
Series 2023-6, Class B, 5.98%, 4/16/2029	2,500	2,555
Series 2022-3, Class C, 4.49%, 8/15/2029	12,595	12,582
Series 2024-4, Class B, 4.93%, 9/17/2029	817	823
Series 2022-4, Class C, 5.00%, 11/15/2029	20,750	20,871
Series 2023-3, Class C, 5.77%, 11/15/2030	4,000	4,086
Series 2022-5, Class D, 5.67%, 12/16/2030	16,625	16,825
Series 2024-5, Class C, 4.78%, 1/15/2031	2,249	2,255
Series 2022-6, Class D, 5.69%, 2/18/2031	10,600	10,756
Series 2023-5, Class C, 6.43%, 2/18/2031	6,750	7,042
Series 2025-1, Class C, 5.04%, 3/17/2031	4,600	4,647
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,875
Series 2023-4, Class C, 6.04%, 12/15/2031	14,925	15,345
SBNA Auto Lease Trust
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	22,050	22,139
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	1,560	1,580
Series 2024-B, Class A4, 5.55%, 12/20/2028 (a)	9,000	9,146
Series 2024-A, Class A4, 5.24%, 1/22/2029 (a)	4,000	4,033
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	2,000	2,051
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	7,073	7,231
Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	2,000	2,042
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	4,057	4,160
SCF Equipment Trust LLC Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	7,506	7,521
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	109	108
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	251

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-2A, Class B, 2.32%, 7/20/2037 (a)	428	424
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	602	586
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	370	361
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	329	320
Series 2022-3A, Class B, 6.32%, 7/20/2039 (a)	866	886
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	441	439
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	441	444
Series 2024-2A, Class A, 5.14%, 6/20/2041 (a)	8,287	8,367
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 ‡ (a)	3,957	3,784
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	4,232	4,272
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.53%, 4/16/2031 (a) (b)	1,784	1,786
Series 2015-16A, Class ARR, 5.50%, 10/15/2031 (a) (b)	15,017	15,036
Series 2018-20A, Class AR2, 5.41%, 1/16/2032 (a) (b)	15,366	15,383
Series 2020-23A, Class AR2, 5.22%, 1/15/2034 (a) (b)	24,179	24,179
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 5.57%, 10/13/2032 (a) (b)	3,766	3,777
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 6/21/2027 (a)	16,104	16,217
Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	7,666	7,693
Theorem Funding Trust
Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	1,145	1,148
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	876	882
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class AR2, 5.36%, 4/15/2031 (a) (b)	11,701	11,719
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	18,400	18,545
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,793	1,731
Series 2021-SFR1, Class B, 2.24%, 7/17/2038 (a)	4,100	3,965
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	11,388	11,377
Upgrade Receivables Trust Series 2024-1A, Class A, 5.37%, 2/18/2031 (a)	6,451	6,460
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	145	143
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	47	47
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	785	786
US Bank NA Series 2023-1, Class B, 6.79%, 8/25/2032 (a)	8,625	8,755
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	4,720	4,792
Veros Auto Receivables Trust
Series 2022-1, Class C, 5.03%, 8/16/2027 (a)	2,595	2,594
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	1,883	1,896
Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	1,091	1,096
Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	5,000	5,065
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,500	1,552
Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	2,750	2,782
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	2,429	2,449
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (d)	2,403	2,400
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (a) (d)	4,855	4,855
VOLT CIII LLC Series 2021-CF1, Class A1, 4.99%, 8/25/2051 (a) (d)	8,268	8,264
VOLT XCII LLC Series 2021-NPL1, Class A1, 5.89%, 2/27/2051 (a) (d)	745	746
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (a) (d)	3,028	3,029
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (d)	3,775	3,775
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (d)	2,076	2,078
SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (d)	3,835	3,838
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (a) (d)	3,250	3,252
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (d)	3,019	3,023
Volvo Financial Equipment LLC Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	11,818	11,796
VStrong Auto Receivables Trust
Series 2023-A, Class A3, 6.87%, 11/15/2027 (a)	6,400	6,450
Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	5,375	5,544
Westgate Resorts LLC
Series 2024-1A, Class A, 6.06%, 1/20/2038 (a)	7,461	7,558
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	5,389	5,458
Westlake Automobile Receivables Trust
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	1,898	1,895
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	9,386	9,303
Series 2023-3A, Class B, 5.92%, 9/15/2028 (a)	11,000	11,121
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	6,400	6,512
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	5,000	5,143
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,605
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	7,072	7,287
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	6,800	6,833
Westlake Flooring Master Trust
Series 2024-1A, Class A, 5.43%, 2/15/2028 (a)	7,750	7,814
Series 2024-1A, Class B, 6.07%, 2/15/2028 (a)	10,825	10,948
Wheels Fleet Lease Funding LLC Series 2024-1A, Class A1, 5.49%, 2/18/2039 (a)	12,335	12,473
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	13,400	13,434
World Omni Automobile Lease Securitization Trust Series 2024-A, Class A3, 5.26%, 10/15/2027	11,571	11,712
Total Asset-Backed Securities (Cost $2,649,732)		2,667,734
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 25.1%
U.S. Treasury Notes
3.88%, 3/31/2025	1,418	1,417
4.63%, 6/30/2025	79,595	79,680
5.00%, 8/31/2025	3,685	3,697
4.00%, 12/15/2025	6,360	6,352
3.88%, 1/15/2026	9,835	9,813
4.00%, 2/15/2026	983	981
4.00%, 1/15/2027	275,070	275,038
4.13%, 2/15/2027	225,350	225,878
4.25%, 3/15/2027	210,340	211,383
4.50%, 4/15/2027	42,005	42,433
2.75%, 4/30/2027	28,000	27,288
4.50%, 5/15/2027	232,785	235,277
4.38%, 7/15/2027	83,100	83,837
0.38%, 7/31/2027	19,020	17,458
3.38%, 9/15/2027	191,665	188,925
3.88%, 10/15/2027	384,335	383,374
0.50%, 10/31/2027	139,000	126,892
4.13%, 10/31/2027	3,085	3,097
4.13%, 11/15/2027	24,320	24,410
4.00%, 12/15/2027	206,805	206,983
4.25%, 1/15/2028	341,155	343,687
1.25%, 3/31/2028	82,500	76,048
Total U.S. Treasury Obligations (Cost $2,561,101)		2,573,948
Corporate Bonds — 22.3%
Automobiles — 0.5%
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,440	8,290
1.30%, 1/8/2026 (a)	5,075	4,935
3.00%, 2/10/2027 (a)	5,806	5,622
5.28%, 6/24/2027 (a)	12,355	12,512
4.55%, 9/26/2029 (a)	18,395	18,173
		49,532
Banks — 14.1%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	9,191	9,176
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (e)	14,120	14,948
ASB Bank Ltd. (New Zealand) 5.35%, 6/15/2026 (a)	17,260	17,477
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (e)	24,200	24,340
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	253

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	5,000	4,781
6.61%, 11/7/2028	8,200	8,714
Bank of America Corp.
(SOFR + 1.15%), 1.32%, 6/19/2026 (e)	14,105	13,965
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	35,240	35,388
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (e)	6,558	6,426
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (e)	14,935	15,067
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	25,545	25,906
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (e)	11,690	11,781
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (e)	8,870	9,068
Bank of Montreal (Canada)
5.30%, 6/5/2026	20,025	20,234
5.27%, 12/11/2026	10,410	10,563
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (e)	23,025	23,031
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	15,120	15,299
Bank of Nova Scotia (The) (Canada)
4.75%, 2/2/2026	21,890	21,934
5.35%, 12/7/2026	16,400	16,650
(SOFR + 1.00%), 4.40%, 9/8/2028 (e)	20,120	20,004
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	19,910	19,989
5.90%, 7/13/2026 (a)	13,540	13,772
5.09%, 1/23/2027 (a)	11,975	12,066
Barclays plc (United Kingdom)
(SOFR + 1.49%), 5.67%, 3/12/2028 (e)	20,355	20,701
(SOFR + 1.34%), 4.84%, 9/10/2028 (e)	13,245	13,244
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (e)	17,100	16,980
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (e)	9,670	9,400
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (e)	12,000	12,212
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (e)	22,355	22,588
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (e)	16,801	16,506
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (e)	10,480	10,589
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (e)	18,495	19,045
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.93%), 4.51%, 9/11/2027 (e)	19,135	19,118
5.00%, 4/28/2028	17,230	17,453
Citibank NA 5.49%, 12/4/2026	12,135	12,348
Citigroup, Inc.
(SOFR + 2.84%), 3.11%, 4/8/2026 (e)	8,525	8,510
(SOFR + 1.55%), 5.61%, 9/29/2026 (e)	23,415	23,547
(SOFR + 0.77%), 1.12%, 1/28/2027 (e)	13,725	13,295
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	18,585	18,808
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	22,140	21,810
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (e)	10,550	10,338
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (e)	9,495	9,724
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	29,887	29,879
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (e)	12,090	11,992
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (e)	17,180	17,385
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (e)	8,895	9,318
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (e)	7,155	7,369
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (e)	14,945	14,679
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (e)	20,942	19,696
Federation des Caisses Desjardins du Quebec (Canada)
4.40%, 8/23/2025 (a)	2,052	2,050
5.25%, 4/26/2029 (a)	15,410	15,696
HSBC Holdings plc (United Kingdom)
(SOFR + 1.43%), 3.00%, 3/10/2026 (e)	10,650	10,646
(SOFR + 1.54%), 1.65%, 4/18/2026 (e)	15,272	15,209
(SOFR + 1.93%), 2.10%, 6/4/2026 (e)	11,950	11,871
(SOFR + 1.57%), 5.89%, 8/14/2027 (e)	15,380	15,643
(SOFR + 1.06%), 5.60%, 5/17/2028 (e)	18,740	19,038
(SOFR + 1.04%), 5.13%, 11/19/2028 (e)	19,840	19,993
SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.03%), 4.90%, 3/3/2029 (e)	10,220	10,241
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (e)	5,645	5,803
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (e)	18,155	18,145
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (e)	21,380	21,381
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (e)	16,745	17,037
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (e)	13,210	13,616
Mitsubishi UFJ Financial Group, Inc. (Japan) 1.41%, 7/17/2025	5,310	5,248
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	18,070	17,354
Morgan Stanley Bank NA
(SOFR + 0.68%), 4.45%, 10/15/2027 (e)	32,680	32,607
(SOFR + 0.93%), 4.97%, 7/14/2028 (e)	6,720	6,775
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	13,000	13,040
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (e)	2,770	2,822
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (e)	16,754	16,958
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	15,350	15,740
Nordea Bank Abp (Finland) 4.75%, 9/22/2025 (a)	19,165	19,191
Royal Bank of Canada (Canada)
(SOFR + 0.79%), 5.07%, 7/23/2027 (e)	21,930	22,096
(SOFRINDX + 0.86%), 4.52%, 10/18/2028 (e)	23,060	22,994
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	5,660	5,576
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	10,560	10,708
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	15,980	16,369
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (e)	31,760	32,174
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (e)	2,059	1,980
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (e)	33,120	33,644
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (e)	12,805	12,805
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.47%, 7/8/2025	20,905	20,681
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 3/9/2026 (a)	7,590	7,676
4.45%, 9/10/2027 (a)	23,220	23,210
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	17,645	17,898
4.86%, 1/31/2028	21,905	22,087
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (e)	600	599
(SOFR + 1.51%), 3.53%, 3/24/2028 (e)	14,645	14,321
(SOFR + 1.07%), 5.71%, 4/22/2028 (e)	23,760	24,243
(SOFR + 1.98%), 4.81%, 7/25/2028 (e)	14,025	14,053
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	16,450	16,867
(SOFR + 1.79%), 6.30%, 10/23/2029 (e)	7,920	8,330
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	10,695	10,827
4.90%, 2/15/2028 (a)	8,935	9,039
		1,451,394
Beverages — 0.1%
Constellation Brands, Inc. 5.00%, 2/2/2026	13,160	13,151
Capital Markets — 3.3%
Bank of New York Mellon Corp. (The) (SOFR + 0.84%), 4.89%, 7/21/2028 (e)	21,905	22,094
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (e)	8,703	8,542
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	4,997	4,793
(SOFR + 1.59%), 5.71%, 2/8/2028 (e)	6,000	6,092
5.41%, 5/10/2029	5,235	5,365
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	255

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 2.51%), 6.82%, 11/20/2029 (e)	8,395	8,922
Goldman Sachs Bank USA (SOFR + 0.75%), 5.41%, 5/21/2027 (e)	7,050	7,127
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.80%, 8/10/2026 (e)	28,070	28,202
(SOFR + 0.79%), 1.09%, 12/9/2026 (e)	13,850	13,474
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	13,300	14,060
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	13,460	13,887
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	20,450	20,592
Macquarie Bank Ltd. (Australia) 5.27%, 7/2/2027 (a)	16,030	16,376
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (a) (e)	15,754	15,319
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (e)	18,126	17,624
(SOFR + 2.24%), 6.30%, 10/18/2028 (e)	20,930	21,755
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	10,610	10,747
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	3,690	3,776
(SOFR + 1.26%), 5.66%, 4/18/2030 (e)	17,775	18,308
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	8,625	8,534
1.65%, 7/14/2026	20,765	19,954
UBS AG (Switzerland) 7.50%, 2/15/2028	7,755	8,381
UBS Group AG (Switzerland)
3.75%, 3/26/2025	2,555	2,554
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (e)	8,594	8,671
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (e)	5,038	5,229
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (e)	24,645	25,361
		335,739
Construction & Engineering — 0.1%
Quanta Services, Inc. 4.75%, 8/9/2027	12,175	12,194
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
6.50%, 7/15/2025	12,660	12,718
4.45%, 10/1/2025	4,295	4,288
2.45%, 10/29/2026	5,000	4,821
6.45%, 4/15/2027	14,854	15,330
American Express Co.
(SOFR + 1.00%), 4.99%, 5/1/2026 (e)	11,195	11,199
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (e)	20,170	20,413
(SOFR + 0.93%), 5.04%, 7/26/2028 (e)	13,755	13,908
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Consumer Finance — continued
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	16,775	16,839
5.75%, 3/1/2029 (a)	22,610	23,080
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (e)	10,450	10,651
		133,247
Electric Utilities — 0.3%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,465
Enel Finance International NV (Italy) 5.13%, 6/26/2029 (a)	11,710	11,815
Entergy Corp. 0.90%, 9/15/2025	2,915	2,856
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	7,435	7,470
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	3,479	3,502
		30,108
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	1,680	1,720
Financial Services — 0.6%
Global Payments, Inc. 4.95%, 8/15/2027	12,305	12,395
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (e)	17,115	17,610
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (e)	5,000	4,832
5.13%, 7/29/2029 (a)	22,135	22,398
		57,235
Ground Transportation — 0.1%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	9,600	9,362
Health Care Providers & Services — 0.0% ^
HCA, Inc. 5.00%, 3/1/2028	4,235	4,269
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC
3.25%, 6/1/2025	4,675	4,655
5.60%, 3/1/2028	10,415	10,685
		15,340
Insurance — 0.9%
CNO Global Funding 5.88%, 6/4/2027 (a)	16,775	17,193
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	13,016
F&G Global Funding
1.75%, 6/30/2026 (a)	11,240	10,810
SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
5.88%, 6/10/2027 (a)	20,970	21,397
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	10,000	9,972
Protective Life Global Funding 5.21%, 4/14/2026 (a)	17,325	17,448
		89,836
Multi-Utilities — 0.3%
DTE Energy Co. 5.10%, 3/1/2029	20,225	20,465
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,582
WEC Energy Group, Inc. 5.00%, 9/27/2025	5,625	5,631
		33,678
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP 5.63%, 5/1/2027 (a)	16,335	16,338
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	12,825	12,632
		28,970
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. 4.25%, 9/1/2025	7,850	7,832
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	16,827
Total Corporate Bonds (Cost $2,273,612)		2,290,434
Collateralized Mortgage Obligations — 13.9%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	6
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (b)	799	761
Bear Stearns ARM Trust Series 2003-7, Class 3A, 7.28%, 10/25/2033 (b)	9	9
Brean Asset-Backed Securities Trust Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	3,500	3,430
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	9,238	9,125
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 7.54%, 8/25/2034 (b)	101	96
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2, 7.35%, 1/25/2042 (a) (b)	1,775	1,825
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	48
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (b)	173	—
CSMC Trust Series 2021-RPL1, Class A1, 4.08%, 9/27/2060 (a) (b)	7,458	7,438
FHLMC - GNMA Series 56, Class Z, 7.50%, 9/20/2026	2	2
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (d)	—	—
FHLMC, Reference REMIC
Series R003, Class ZA, 5.50%, 10/15/2035	20,012	20,732
Series R005, Class ZA, 5.50%, 2/15/2036	1,815	1,870
FHLMC, REMIC
Series 1779, Class Z, 8.50%, 4/15/2025	—	—
Series 4303, Class VA, 3.50%, 5/15/2025	26	26
Series 3005, Class ED, 5.00%, 7/15/2025	8	8
Series 3826, Class BK, 3.00%, 3/15/2026	39	39
Series 3864, Class PG, 3.50%, 5/15/2026	5	5
Series 3887, Class GM, 4.00%, 7/15/2026 (d)	11	11
Series 3903, Class GB, 4.00%, 8/15/2026	2	2
Series 3909, Class HG, 4.00%, 8/15/2026 (d)	32	31
Series 1888, Class Z, 7.00%, 8/15/2026	3	3
Series 3936, Class AB, 3.00%, 10/15/2026	85	84
Series 3946, Class BU, 3.00%, 10/15/2026	27	27
Series 3996, Class BA, 1.50%, 2/15/2027	17	17
Series 4015, Class GL, 2.25%, 3/15/2027	24	24
Series 4020, Class N, 3.00%, 3/15/2027	15	15
Series 4054, Class AE, 1.50%, 4/15/2027	33	32
Series 4029, Class LY, 3.00%, 4/15/2027	860	848
Series 4039, Class AB, 1.50%, 5/15/2027	51	50
Series 4039, Class PB, 1.50%, 5/15/2027	181	176
Series 4043, Class PB, 1.50%, 5/15/2027	133	129
Series 4097, Class HJ, 1.50%, 8/15/2027	187	181
Series 4089, Class AI, IO, 3.00%, 8/15/2027	813	18
Series 4103, Class HA, 2.50%, 9/15/2027	65	64
Series 4361, Class CA, 2.50%, 9/15/2027	139	136
Series 4131, Class BC, 1.25%, 11/15/2027	45	43
Series 4129, Class AP, 1.50%, 11/15/2027	251	243
Series 4141, Class BI, IO, 2.50%, 12/15/2027	1,041	24
Series 4304, Class DW, 2.50%, 12/15/2027	599	587
Series 4207, Class JD, 1.50%, 5/15/2028	53	52
Series 4217, Class UD, 1.75%, 6/15/2028	101	98
Series 2090, Class F, 4.65%, 10/15/2028 (b)	—	—
Series 3523, Class MX, 4.50%, 4/15/2029	38	37
Series 4338, Class GE, 2.50%, 5/15/2029	10	10
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	257

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2995, Class FT, 4.70%, 5/15/2029 (b)	51	50
Series 3721, Class DG, 2.75%, 9/15/2030	86	83
Series 3775, Class DB, 4.00%, 12/15/2030	183	182
Series 3779, Class LB, 4.00%, 12/15/2030	200	199
Series 2303, Class FY, 4.75%, 4/15/2031 (b)	63	63
Series 2326, Class ZQ, 6.50%, 6/15/2031	52	53
Series 2362, Class F, 4.85%, 9/15/2031 (b)	3	3
Series 2500, Class FD, 4.95%, 3/15/2032 (b)	82	82
Series 4170, Class QE, 2.00%, 5/15/2032	17	16
Series 4094, Class BF, 4.85%, 8/15/2032 (b)	204	204
Series 2492, Class GH, 6.00%, 8/15/2032	128	133
Series 4120, Class KA, 1.75%, 10/15/2032	296	279
Series 4142, Class PG, 2.00%, 12/15/2032	29	28
Series 4156, Class PE, 2.00%, 1/15/2033	1,571	1,477
Series 4162, Class ZJ, 3.00%, 2/15/2033	14,820	14,178
Series 2711, Class FC, 5.35%, 2/15/2033 (b)	572	577
Series 2602, Class FH, 4.76%, 4/15/2033 (b)	99	98
Series 4206, Class DZ, 3.00%, 5/15/2033	531	497
Series 4423, Class VN, 3.00%, 5/15/2033	836	825
Series 2617, Class Z, 5.50%, 5/15/2033	2,286	2,347
Series 4283, Class ZL, 3.00%, 8/15/2033	23,009	22,064
Series 2662, Class MT, 4.50%, 8/15/2033	34	34
Series 4250, Class BZ, 3.00%, 9/15/2033	15,295	14,706
Series 4620, IO, 5.00%, 9/15/2033	204	28
Series 4255, Class LZ, 3.00%, 10/15/2033	7,458	7,133
Series 2686, Class KZ, 4.50%, 10/15/2033	426	415
Series 2693, Class Z, 5.50%, 10/15/2033	93	96
Series 3005, Class PV, IF, 5.73%, 10/15/2033 (b)	1	1
Series 2727, Class PM, 4.50%, 1/15/2034	542	541
Series 2736, Class PE, 5.00%, 1/15/2034	2,164	2,193
Series 4301, Class UL, 3.50%, 2/15/2034	6,728	6,535
Series 2806, Class FA, 5.45%, 2/15/2034 (b)	169	168
Series 4342, Class CY, 3.00%, 5/15/2034	3,268	3,075
Series 2989, Class MU, IF, IO, 2.55%, 7/15/2034 (b)	615	38
Series 3204, Class ZM, 5.00%, 8/15/2034	345	351
Series 3863, Class ZA, 5.50%, 8/15/2034	9,325	9,565
Series 4401, Class BL, 3.50%, 10/15/2034	7,149	6,925
Series 5369, Class V, 6.00%, 10/25/2034	7,361	7,502
Series 2963, Class ZG, 5.00%, 11/15/2034	307	312
Series 2898, Class PG, 5.00%, 12/15/2034	476	482
Series 3003, Class LD, 5.00%, 12/15/2034	74	75
Series 2901, Class S, IF, 5.64%, 12/15/2034 (b)	266	273
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4265, Class FD, 4.85%, 1/15/2035 (b)	176	175
Series 2933, Class EM, 5.50%, 1/15/2035	31	31
Series 2929, Class PG, 5.00%, 2/15/2035	54	55
Series 2941, Class Z, 4.50%, 3/15/2035	1,168	1,132
Series 2953, Class PG, 5.50%, 3/15/2035	192	197
Series 5417, Class V, 5.50%, 4/25/2035	2,318	2,350
Series 4492, Class BW, 3.50%, 7/15/2035	2,314	2,219
Series 3002, Class BN, 5.00%, 7/15/2035	155	154
Series 5440, Class MV, 5.00%, 7/25/2035	1,059	1,056
Series 3013, Class HZ, 5.00%, 8/15/2035	508	514
Series 3101, Class UZ, 6.00%, 1/15/2036	122	128
Series 3174, Class LF, 4.80%, 5/15/2036 (b)	79	79
Series 3662, Class ZB, 5.50%, 8/15/2036	103	106
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,341
Series 3688, Class NB, 4.50%, 11/15/2036	428	427
Series 3855, Class AM, 6.50%, 11/15/2036	853	873
Series 3704, Class CZ, 4.00%, 12/15/2036	1,079	1,027
Series 3249, Class CL, 4.25%, 12/15/2036	532	523
Series 3258, Class PM, 5.50%, 12/15/2036	202	207
Series 5280, Class T, 5.50%, 1/25/2037	17,775	18,387
Series 3305, Class IW, IF, IO, 2.00%, 4/15/2037 (b)	188	9
Series 3318, Class HF, 4.71%, 5/15/2037 (b)	86	85
Series 3326, Class FG, 4.80%, 6/15/2037 (b)	358	355
Series 3724, Class CM, 5.50%, 6/15/2037	223	232
Series 3351, Class ZC, 5.50%, 7/15/2037	866	885
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (d)	1,841	89
Series 3429, Class S, IF, IO, 2.37%, 3/15/2038 (b)	339	30
Series 3447, Class DB, 5.00%, 5/15/2038	1,025	1,038
Series 3459, Class MB, 5.00%, 6/15/2038	67	69
Series 3575, Class ZA, 5.00%, 6/15/2038	2,612	2,661
Series 3546, Class A, 7.00%, 2/15/2039 (b)	272	277
Series 3540, Class A, 5.00%, 5/15/2039	120	120
Series 4346, Class A, 3.50%, 7/15/2039	31	30
Series 3597, Class HM, 4.50%, 8/15/2039	32	32
Series 3569, Class NY, 5.00%, 8/15/2039	471	480
Series 3572, Class JS, IF, IO, 2.35%, 9/15/2039 (b)	166	11
Series 3585, Class KW, 4.50%, 10/15/2039	1,091	1,090
Series 3609, Class SA, IF, IO, 1.89%, 12/15/2039 (b)	1,100	67
Series 3632, Class PK, 5.00%, 2/15/2040	166	168
Series 3636, Class MZ, 5.00%, 2/15/2040	2,570	2,609
SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3656, Class PM, 5.00%, 4/15/2040	1,747	1,782
Series 3786, Class NA, 4.50%, 7/15/2040	44	44
Series 3726, Class PA, 3.00%, 8/15/2040	41	40
Series 3706, Class P, 4.00%, 8/15/2040	2,583	2,507
Series 3719, Class PJ, 4.50%, 9/15/2040	9,290	9,240
Series 4655, Class DJ, 3.00%, 10/15/2040	1,629	1,536
Series 4318, Class KZ, 4.00%, 12/15/2040	2,022	1,959
Series 3769, Class ZC, 4.50%, 12/15/2040	911	903
Series 3803, Class FY, 4.85%, 1/15/2041 (b)	9	9
Series 3822, Class ZG, 4.00%, 2/15/2041	5,263	5,099
Series 4080, Class DA, 2.00%, 3/15/2041	145	139
Series 3862, Class GA, 4.00%, 4/15/2041	141	138
Series 3844, Class FA, 4.90%, 4/15/2041 (b)	174	173
Series 4074, Class PA, 3.00%, 5/15/2041	178	175
Series 3859, Class JB, 5.00%, 5/15/2041	231	234
Series 4150, Class JE, 2.00%, 6/15/2041	523	500
Series 3884, Class BL, 4.50%, 6/15/2041	4,169	4,139
Series 3939, Class BZ, 4.50%, 6/15/2041	1,949	1,910
Series 3871, Class KB, 5.50%, 6/15/2041	9,730	10,086
Series 3881, Class AT, 5.85%, 6/15/2041	16,466	17,144
Series 4150, Class FN, 4.75%, 7/15/2041 (b)	247	245
Series 4152, Class LE, 1.75%, 8/15/2041	1,798	1,685
Series 3904, Class HC, 4.00%, 8/15/2041	499	475
Series 3906, Class B, 4.00%, 8/15/2041	2,216	2,143
Series 4150, Class FY, 4.75%, 8/15/2041 (b)	247	245
Series 3952, Class BQ, 2.00%, 10/15/2041	1,831	1,658
Series 3947, Class BH, 2.50%, 10/15/2041	2,690	2,403
Series 3934, Class KB, 5.00%, 10/15/2041	403	410
Series 3960, Class PL, 4.00%, 11/15/2041	2,926	2,844
Series 3966, Class VZ, 4.00%, 12/15/2041	564	543
Series 4550, Class NA, 3.00%, 1/15/2042	227	223
Series 4122, Class PA, 1.50%, 2/15/2042	157	149
Series 4144, Class KD, 1.75%, 3/15/2042	379	346
Series 4215, Class NA, 3.00%, 4/15/2042	77	75
Series 5296, Class CA, 5.50%, 5/25/2042	9,695	9,789
Series 4088, Class BP, 3.00%, 8/15/2042	3,333	3,020
Series 4143, Class AE, 2.00%, 9/15/2042	1,123	1,060
Series 4112, Class PB, 4.00%, 9/15/2042	500	472
Series 4158, Class TC, 1.75%, 12/15/2042	174	162
Series 4247, Class AK, 4.50%, 12/15/2042	171	170
Series 4158, Class LD, 2.00%, 1/15/2043	383	335
Series 4199, Class YZ, 3.50%, 5/15/2043	3,261	3,057
Series 4302, Class MA, 3.00%, 7/15/2043	605	594
Series 4314, Class LP, 3.50%, 7/15/2043	16	16
Series 5115, Class FD, 4.00%, 8/15/2043 (b)	5,878	5,697
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4311, Class ED, 2.75%, 9/15/2043	13	13
Series 4480, Class LA, 3.50%, 9/15/2043	51	51
Series 4330, Class PE, 3.00%, 11/15/2043	98	94
Series 4286, Class MP, 4.00%, 12/15/2043	305	293
Series 4316, Class DZ, 3.00%, 3/15/2044	3,197	2,924
Series 4338, Class A, 2.50%, 5/15/2044	271	257
Series 4505, Class P, 3.50%, 5/15/2044	779	753
Series 4571, Class EB, 3.50%, 5/15/2044	1,639	1,591
Series 4483, Class CA, 3.00%, 6/15/2044	31,344	30,020
Series 4360, Class PZ, 3.00%, 7/15/2044	993	888
Series 4417, Class PZ, 3.00%, 12/15/2044	3,024	2,711
Series 4545, Class PG, 3.00%, 12/15/2044	283	276
Series 4745, Class EC, 3.00%, 12/15/2044	958	934
Series 4425, Class TA, 2.00%, 1/15/2045	291	247
Series 4461, Class LZ, 3.00%, 3/15/2045	3,739	3,310
Series 4457, Class KZ, 3.00%, 4/15/2045	7,463	6,587
Series 4478, Class PC, 2.00%, 5/15/2045	836	722
Series 4631, Class PA, 3.00%, 5/15/2045	1,644	1,526
Series 4664, Class PH, 3.50%, 5/15/2045	661	649
Series 4698, Class DA, 4.50%, 5/15/2045	1,325	1,299
Series 5427, Class DA, 5.50%, 5/25/2045	38,070	38,420
Series 5353, Class A, 6.50%, 8/25/2045	5,952	6,100
Series 4759, Class MA, 3.00%, 9/15/2045	44	43
Series 5421, Class EA, 5.50%, 3/25/2046	12,468	12,606
Series 4591, Class QE, 2.75%, 4/15/2046	178	160
Series 4574, Class YH, 3.00%, 4/15/2046	253	227
Series 4774, Class LP, 3.50%, 9/15/2046	2,209	2,144
Series 4714, Class PA, 3.00%, 11/15/2046	1,455	1,361
Series 4657, Class VZ, 3.00%, 2/15/2047	8,387	7,415
Series 4830, Class AP, 4.00%, 2/15/2047	771	744
Series 4675, Class EZ, 3.50%, 4/15/2047	1,709	1,525
Series 4682, Class LC, 2.50%, 5/15/2047	443	382
Series 4682, Class AP, 3.00%, 5/15/2047	581	511
Series 4703, Class KZ, 3.50%, 7/15/2047	5,282	4,860
Series 5275, Class KA, 5.50%, 9/25/2047	7,694	7,736
Series 4740, Class JA, 3.00%, 10/15/2047	1,545	1,371
Series 5271, Class AC, 5.00%, 10/25/2047	2,806	2,796
Series 4749, Class ZL, 3.50%, 12/15/2047	14,662	13,276
Series 4936, Class AP, 2.50%, 9/25/2048	204	187
Series 4941, Class NP, 2.50%, 5/25/2049	738	627
Series 5418, Class DA, 6.00%, 6/25/2049	7,961	8,107
Series 4922, Class GE, 2.50%, 7/25/2049	650	568
Series 5501, Class EA, 6.00%, 7/25/2049	23,778	24,167
Series 4952, Class PA, 2.50%, 2/25/2050	1,086	928
Series 5433, Class B, 5.50%, 4/25/2051	10,097	10,153
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	259

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5397, Class CA, 5.00%, 2/25/2052	11,923	11,860
Series 5407, Class PA, 5.50%, 2/25/2053	10,354	10,367
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	66	65
Series 218, PO, 2/1/2032	54	48
Series 290, Class 200, 2.00%, 11/15/2032	266	248
Series 277, Class 30, 3.00%, 9/15/2042	2,168	1,955
Series 359, Class 350, 3.50%, 10/15/2047	1,242	1,159
FNMA, REMIC
Series 2011-48, Class CN, 4.00%, 6/25/2026 (d)	10	10
Series 2011-61, Class B, 3.00%, 7/25/2026	45	45
Series 2011-72, Class KB, 3.50%, 8/25/2026	47	47
Series 2012-26, Class CA, 2.50%, 3/25/2027	118	116
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	1,222	24
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	765	19
Series 2012-127, Class AC, 1.50%, 11/25/2027	152	147
Series 2012-124, Class HG, 2.00%, 11/25/2027	58	57
Series 2013-5, Class DA, 1.50%, 2/25/2028	80	77
Series 2013-13, Class KD, 1.50%, 3/25/2028	88	85
Series 2013-137, Class BA, 1.50%, 1/25/2029	161	155
Series 2009-15, Class AC, 5.50%, 3/25/2029	334	336
Series 2009-58, Class B, 4.50%, 8/25/2029	426	425
Series 2010-14, Class AC, 4.00%, 3/25/2030	93	92
Series 2010-92, Class B, 4.50%, 8/25/2030	1,930	1,929
Series 2016-8, Class CA, 2.00%, 3/25/2031	7,548	7,191
Series 2011-45, Class ZA, 4.00%, 5/25/2031	6,900	6,826
Series 2001-38, Class EA, PO, 8/25/2031	8	8
Series 2015-89, Class KE, 2.00%, 11/25/2031	44	42
Series 2012-98, Class QG, 1.75%, 1/25/2032	63	62
Series 2001-81, Class HE, 6.50%, 1/25/2032	1,127	1,171
Series 2002-34, Class FA, 4.95%, 5/18/2032 (b)	36	36
Series 2012-112, Class AY, 3.00%, 10/25/2032	13,425	12,681
Series 2013-109, Class BA, 3.00%, 10/25/2032	334	328
Series 2002-64, Class PG, 5.50%, 10/25/2032	932	955
Series 2004-61, Class FH, 5.27%, 11/25/2032 (b)	472	475
Series 2002-77, Class TF, 5.45%, 12/18/2032 (b)	93	94
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2012-134, Class JY, 3.00%, 12/25/2032	14,229	13,487
Series 2002-77, Class QG, 5.50%, 12/25/2032	204	209
Series 2002-84, Class DZ, 5.50%, 12/25/2032	105	107
Series 2002-94, Class BZ, 5.50%, 1/25/2033	568	583
Series 2013-18, Class TG, 2.00%, 2/25/2033	180	173
Series 2003-7, Class FB, 5.22%, 2/25/2033 (b)	131	131
Series 2013-31, Class NL, 4.00%, 4/25/2033	276	272
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	97	10
Series 2003-63, Class A7, 5.50%, 6/25/2033	1,057	1,063
Series 2003-49, IO, 6.50%, 6/25/2033	137	19
Series 2013-69, Class L, 3.00%, 7/25/2033	10,000	9,528
Series 2003-58, Class GL, 3.50%, 7/25/2033	66	65
Series 2013-133, Class WA, 3.00%, 8/25/2033	1,206	1,170
Series 2013-91, Class DZ, 3.00%, 9/25/2033	21,876	20,674
Series 2013-97, Class EL, 3.00%, 9/25/2033	15,090	14,459
Series 2003-84, Class PZ, 5.00%, 9/25/2033	37	37
Series 2013-100, Class WB, 3.00%, 10/25/2033	4,829	4,626
Series 2003-107, Class ZD, 6.00%, 11/25/2033	841	871
Series 2013-126, Class JZ, 3.50%, 12/25/2033	15,247	14,830
Series 2013-129, Class CZ, 2.50%, 1/25/2034	9,347	8,810
Series 2003-129, Class ZT, 5.50%, 1/25/2034	4,745	4,885
Series 2004-38, Class AO, PO, 5/25/2034	1,414	1,095
Series 2014-23, Class CZ, 3.50%, 5/25/2034	7,504	7,296
Series 2004-72, Class F, 4.97%, 9/25/2034 (b)	49	49
Series 2004-91, Class BR, 5.50%, 12/25/2034	41	42
Series 2004-90, Class ZU, 6.00%, 12/25/2034	674	705
Series 2005-5, Class PA, 5.00%, 1/25/2035	156	154
Series 2004-101, Class AR, 5.50%, 1/25/2035	5	5
Series 2024-8, Class V, 5.50%, 2/25/2035	27,701	28,259
Series 2005-27, Class HZ, 5.00%, 4/25/2035	1,165	1,179
Series 2005-31, Class PB, 5.50%, 4/25/2035	380	389
Series 2015-31, Class UY, 3.00%, 5/25/2035	3,695	3,493
Series 2005-38, Class FK, 4.77%, 5/25/2035 (b)	234	233
Series 2015-41, Class CA, 3.00%, 6/25/2035	360	341
Series 2005-66, Class PF, 4.72%, 7/25/2035 (b)	58	57
SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,186	1,228
Series 2005-64, Class PL, 5.50%, 7/25/2035	28	29
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (b)	161	161
Series 2005-88, Class ZC, 5.00%, 10/25/2035	1,382	1,399
Series 2007-109, Class VZ, 5.00%, 10/25/2035	1,018	1,030
Series 2010-39, Class FT, 5.42%, 10/25/2035 (b)	418	422
Series 2005-84, Class MB, 5.75%, 10/25/2035	323	330
Series 2013-114, Class JA, 3.00%, 11/25/2035	—	—
Series 2015-87, Class TB, 4.00%, 11/25/2035	2,690	2,657
Series 2005-101, Class B, 5.00%, 11/25/2035	617	625
Series 2005-99, Class AF, 4.82%, 12/25/2035 (b)	70	70
Series 2014-88, Class ER, 2.50%, 2/25/2036	39	38
Series 2006-16, Class FC, 4.77%, 3/25/2036 (b)	44	44
Series 2006-14, Class DB, 5.50%, 3/25/2036	223	230
Series 2006-27, Class BF, 4.77%, 4/25/2036 (b)	72	72
Series 2006-46, Class FW, 4.87%, 6/25/2036 (b)	179	178
Series 2006-42, Class PF, 4.88%, 6/25/2036 (b)	119	119
Series 2006-50, Class PE, 5.00%, 6/25/2036	223	227
Series 2009-71, Class JT, 6.00%, 6/25/2036	135	141
Series 2006-58, Class ST, IF, IO, 2.68%, 7/25/2036 (b)	355	34
Series 2006-101, Class FC, 4.77%, 7/25/2036 (b)	85	84
Series 2006-101, Class FD, 4.77%, 7/25/2036 (b)	55	54
Series 2006-56, Class DC, 5.12%, 7/25/2036 (b)	152	150
Series 2007-1, Class NF, 4.72%, 2/25/2037 (b)	142	141
Series 2007-22, Class SC, IF, IO, 1.61%, 3/25/2037 (b)	21	—
Series 2007-16, Class FC, 5.22%, 3/25/2037 (b)	11	11
Series 2007-33, Class MS, IF, IO, 2.12%, 4/25/2037 (b)	777	68
Series 2007-57, Class ZE, 4.75%, 5/25/2037	64	64
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,298	1,345
Series 2007-61, Class PE, 5.50%, 7/25/2037	1,994	2,046
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2008-5, Class PE, 5.00%, 8/25/2037	63	64
Series 2007-85, Class SH, IF, IO, 2.03%, 9/25/2037 (b)	574	19
Series 2007-117, Class FM, 5.17%, 1/25/2038 (b)	105	105
Series 2007-117, Class MF, 5.17%, 1/25/2038 (b)	198	197
Series 2008-24, Class PF, 5.12%, 2/25/2038 (b)	10	10
Series 2008-18, Class SE, IF, IO, 1.80%, 3/25/2038 (b)	74	6
Series 2008-25, Class DZ, 5.75%, 4/25/2038	380	378
Series 2022-8, Class D, 2.00%, 8/25/2038	9,023	8,365
Series 2008-83, Class CA, 6.00%, 9/25/2038	353	371
Series 2009-29, Class LA, 1.10%, 5/25/2039 (b)	739	631
Series 2013-25, Class DC, 2.50%, 6/25/2039	278	267
Series 2009-59, Class HB, 5.00%, 8/25/2039	854	865
Series 2009-70, Class FA, 5.67%, 9/25/2039 (b)	57	57
Series 2009-73, Class HJ, 6.00%, 9/25/2039	87	91
Series 2009-86, Class PE, 5.00%, 10/25/2039	1,976	2,004
Series 2013-125, Class AB, 4.00%, 11/25/2039	156	151
Series 2009-87, Class B, 4.50%, 11/25/2039	756	758
Series 2009-112, Class SW, IF, IO, 1.78%, 1/25/2040 (b)	1,609	140
Series 2010-35, Class KF, 4.97%, 4/25/2040 (b)	102	102
Series 2010-37, Class CY, 5.00%, 4/25/2040	37	37
Series 2011-61, Class ZA, 5.00%, 4/25/2040	663	672
Series 2010-43, Class HJ, 5.50%, 5/25/2040	121	125
Series 2010-64, Class DM, 5.00%, 6/25/2040	362	364
Series 2010-58, Class FA, 5.02%, 6/25/2040 (b)	218	218
Series 2010-58, Class FY, 5.20%, 6/25/2040 (b)	104	104
Series 2010-109, Class M, 3.00%, 9/25/2040	760	736
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	131	6
Series 2011-74, Class LQ, 4.50%, 11/25/2040	15,000	14,914
Series 2010-154, Class MW, 3.50%, 1/25/2041	2,663	2,580
Series 2011-63, Class LB, 4.00%, 1/25/2041	2,233	2,155
Series 2011-18, Class KY, 4.00%, 3/25/2041	481	468
Series 2011-35, Class PE, 4.00%, 4/25/2041	903	865
Series 2011-52, Class GB, 5.00%, 6/25/2041	68	69
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	261

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2011-53, Class FT, 5.05%, 6/25/2041 (b)	86	85
Series 2011-128, Class KP, 4.50%, 7/25/2041	34	34
Series 2011-59, Class NZ, 5.50%, 7/25/2041	494	505
Series 2012-147, Class NE, 1.75%, 8/25/2041	930	886
Series 2012-14, Class PA, 2.00%, 8/25/2041	116	111
Series 2013-72, Class LY, 3.50%, 8/25/2041	218	215
Series 2015-45, Class GA, 2.50%, 9/25/2041	145	142
Series 2013-126, Class CA, 4.00%, 9/25/2041	190	187
Series 2011-123, Class BP, 2.00%, 10/25/2041	2,167	2,013
Series 2011-141, Class MA, 3.50%, 10/25/2041	51	51
Series 2012-64, Class PK, 4.50%, 12/25/2041	726	717
Series 2012-113, Class DC, 2.25%, 1/25/2042	87	84
Series 2012-27, Class PL, 2.00%, 2/25/2042	104	100
Series 2012-139, Class NY, 5.00%, 2/25/2042	1,076	1,089
Series 2012-133, Class AP, 1.75%, 3/25/2042	2,806	2,549
Series 2012-100, Class TL, 4.00%, 4/25/2042	184	179
Series 2012-80, Class EB, 4.50%, 4/25/2042	66	65
Series 2013-9, Class CB, 5.50%, 4/25/2042	10,120	10,342
Series 2013-73, Class PG, 2.50%, 6/25/2042	564	532
Series 2012-128, Class VF, 4.72%, 6/25/2042 (b)	297	295
Series 2013-93, Class PJ, 3.00%, 7/25/2042	487	468
Series 2013-96, Class FY, 4.82%, 7/25/2042 (b)	151	150
Series 2013-34, Class PC, 2.50%, 8/25/2042	372	353
Series 2014-18, Class DE, 4.00%, 8/25/2042	551	541
Series 2012-94, Class K, 2.00%, 9/25/2042	737	627
Series 2013-60, Class PD, 2.00%, 10/25/2042	416	389
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,578	1,435
Series 2013-81, Class NC, 3.00%, 10/25/2042	195	192
Series 2013-72, Class AF, 4.72%, 11/25/2042 (b)	16	16
Series 2013-6, Class HD, 1.50%, 12/25/2042	295	260
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	5,848
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,334	1,247
Series 2013-10, Class PA, 1.50%, 2/25/2043	784	671
Series 2013-10, Class UB, 2.00%, 2/25/2043	895	761
Series 2013-58, Class FP, 4.72%, 2/25/2043 (b)	463	457
Series 2013-18, Class BZ, 3.00%, 3/25/2043	6,049	5,827
Series 2013-100, Class PL, 4.50%, 3/25/2043	508	506
Series 2013-66, Class LB, 1.50%, 4/25/2043	38	37
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2013-26, Class ZV, 3.50%, 4/25/2043	10,998	10,145
Series 2013-33, Class UZ, 3.50%, 4/25/2043	7,716	7,214
Series 2013-64, Class PF, 4.72%, 4/25/2043 (b)	413	407
Series 2013-66, Class MB, 3.00%, 7/25/2043	1,706	1,545
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,281	1,066
Series 2014-32, Class DK, 3.00%, 8/25/2043	302	290
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	554
Series 2015-34, Class UP, 3.00%, 11/25/2043	501	484
Series 2020-45, Class CB, 2.00%, 2/25/2044	3,423	3,213
Series 2025-2, Class GB, 4.00%, 2/25/2044	1,978	1,929
Series 2016-80, Class KV, 3.00%, 6/25/2044	2,679	2,618
Series 2014-56, Class Z, 3.50%, 9/25/2044	5,545	5,170
Series 2017-74, Class KA, 3.00%, 11/25/2044	63	62
Series 2016-100, Class P, 3.50%, 11/25/2044	50	48
Series 2020-18, Class DC, 2.50%, 2/25/2045	6	6
Series 2015-28, Class JE, 3.00%, 5/25/2045	22,274	21,352
Series 2015-33, Class DT, 2.50%, 6/25/2045	372	346
Series 2015-51, Class KC, 3.00%, 6/25/2045	189	180
Series 2017-18, Class DA, 3.00%, 8/25/2045	637	621
Series 2016-84, Class LA, 3.00%, 12/25/2045	691	651
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,359	1,279
Series 2024-20, Class HD, 5.50%, 3/25/2046	8,009	8,075
Series 2016-16, Class AL, 3.00%, 4/25/2046	8,048	7,299
Series 2017-15, Class PE, 3.50%, 4/25/2046	931	891
Series 2016-26, Class CG, 3.00%, 5/25/2046	27,039	25,808
Series 2017-68, Class HQ, 3.00%, 7/25/2046	982	921
Series 2016-80, Class JP, 3.00%, 11/25/2046	557	492
Series 2017-85, Class HA, 3.00%, 12/25/2046	1,066	998
Series 2017-11, Class PH, 2.50%, 3/25/2047	175	152
Series 2017-10, Class AE, 3.00%, 3/25/2047	1,674	1,586
Series 2017-9, Class B, 3.00%, 3/25/2047	1,767	1,676
Series 2017-10, Class FA, 4.87%, 3/25/2047 (b)	161	160
Series 2017-84, Class JA, 2.75%, 9/25/2047	494	436
Series 2017-96, Class MA, 3.00%, 12/25/2047	394	347
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,448	2,123
Series 2018-37, Class BC, 3.50%, 12/25/2047	231	217
Series 2024-41, Class GA, 5.50%, 2/25/2048	5,528	5,576
Series 2018-13, Class PA, 3.00%, 3/25/2048	6,984	6,122
Series 2018-15, Class NZ, 3.00%, 3/25/2048	7,004	6,266
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,534	1,391
SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-17, Class KA, 3.50%, 4/25/2048	181	176
Series 2019-65, Class PA, 2.50%, 5/25/2048	138	125
Series 2019-11, Class EA, 3.00%, 5/25/2048	570	534
Series 2019-20, Class PB, 2.75%, 7/25/2048	219	198
Series 2018-87, Class BA, 4.00%, 7/25/2048	100	96
Series 2020-94, PO, 9/25/2048	369	305
Series 2019-9, Class ZA, 3.50%, 9/25/2048	5,876	5,297
Series 2019-51, Class DW, 3.50%, 11/25/2048	376	367
Series 2020-49, Class GA, 1.50%, 2/25/2049	2,160	1,751
Series 2019-3, Class AB, 3.20%, 2/25/2049	9,169	8,751
Series 2009-11, Class ZY, 5.50%, 3/25/2049	2,578	2,587
Series 2019-13, Class CG, 4.50%, 4/25/2049	2,363	2,340
Series 2019-18, Class BA, 3.50%, 5/25/2049	6,975	6,651
Series 2019-70, Class JA, 2.50%, 9/25/2049	100	88
Series 2019-72, Class KA, 2.50%, 9/25/2049	156	134
Series 2020-15, Class EA, 2.00%, 10/25/2049	569	479
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	730
Series 2019-81, Class LA, 2.50%, 12/25/2049	323	274
Series 2020-7, Class DZ, 3.00%, 2/25/2050	655	550
Series 2020-15, Class EM, 3.00%, 3/25/2050	512	439
Series 2024-81, Class BA, 5.00%, 7/25/2050	8,814	8,759
Series 2024-60, Class H, 5.00%, 11/25/2050	10,421	10,387
Series 2024-65, Class DB, 5.00%, 5/25/2051	12,051	12,073
Series 2024-50, Class DA, 5.50%, 5/25/2051	7,165	7,183
Series 2024-58, Class BA, 5.00%, 9/25/2053	15,152	15,228
Series 2019-33, Class MA, 3.50%, 7/25/2055	405	396
Series 2018-70, Class HA, 3.50%, 10/25/2056	449	439
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 4.87%, 6/25/2037 (b)	95	94
Series 2007-106, Class A7, 6.01%, 10/25/2037 (b)	104	104
Series 2001-50, Class BA, 7.00%, 10/25/2041	40	40
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	26	25
Series 334, Class 17, IO, 6.50%, 2/25/2033 (b)	86	11
Series 334, Class 13, IO, 6.00%, 3/25/2033 (b)	73	9
Series 334, Class 9, IO, 6.00%, 3/25/2033	192	23
Series 356, Class 16, IO, 5.50%, 6/25/2035 (b)	56	8
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 359, Class 16, IO, 5.50%, 10/25/2035 (b)	52	8
Series 369, Class 19, IO, 6.00%, 10/25/2036 (b)	32	5
Series 369, Class 26, IO, 6.50%, 10/25/2036 (b)	22	4
Series 386, Class 20, IO, 6.50%, 8/25/2038 (b)	110	19
Series 394, Class C3, IO, 6.50%, 9/25/2038	201	33
Series 411, Class A3, 3.00%, 8/25/2042	922	838
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.73%, 11/25/2046 (b)	750	744
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	38	38
Series 2011-155, Class A, 3.00%, 11/20/2026	14	14
Series 2013-75, Class AC, 1.50%, 5/20/2028	364	351
Series 2003-50, Class F, 4.73%, 5/16/2033 (b)	32	32
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	31	1
Series 2003-102, Class PE, 6.00%, 11/20/2033	705	704
Series 2023-131, Class KV, 6.00%, 7/20/2034	3,777	3,875
Series 2024-26, Class NV, 6.00%, 12/20/2034	10,256	10,591
Series 2006-26, Class S, IF, IO, 2.07%, 6/20/2036 (b)	2,621	82
Series 2007-16, Class KU, IF, IO, 2.22%, 4/20/2037 (b)	1,446	63
Series 2009-106, Class XL, IF, IO, 2.32%, 6/20/2037 (b)	1,303	67
Series 2008-75, Class SP, IF, IO, 3.04%, 8/20/2038 (b)	539	24
Series 2009-14, Class SA, IF, IO, 1.65%, 3/20/2039 (b)	1,601	45
Series 2009-14, Class KS, IF, IO, 1.87%, 3/20/2039 (b)	664	22
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	200	17
Series 2009-75, Class NB, 4.50%, 6/20/2039	32	32
Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,036	1,025
Series 2010-98, Class ME, 4.50%, 8/20/2040	9,779	9,751
Series 2013-71, Class NA, 2.50%, 8/20/2041	35	33
Series 2012-96, Class WP, 6.50%, 8/16/2042	1,857	1,950
Series 2013-42, Class ND, 1.75%, 11/20/2042	71	66
Series 2013-28, Class DE, 1.75%, 12/20/2042	174	154
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	263

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-3, Class GA, 2.50%, 1/16/2044	2,928	2,741
Series 2014-12, Class ZA, 3.00%, 1/20/2044	13,162	11,993
Series 2014-41, Class AL, 2.25%, 3/16/2044	4,085	3,819
Series 2018-29, Class LC, 3.00%, 4/20/2044	46	45
Series 2014-137, Class DT, 2.25%, 9/16/2044	7,405	6,879
Series 2016-25, Class QH, 3.00%, 12/16/2044	927	875
Series 2015-80, Class CP, 4.50%, 6/20/2045	201	195
Series 2015-80, Class CQ, 5.00%, 6/20/2045	145	142
Series 2018-36, Class AM, 3.00%, 7/20/2045	323	312
Series 2016-79, Class LA, 3.00%, 9/20/2045	152	150
Series 2016-90, Class MA, 3.00%, 10/20/2045	101	100
Series 2016-104, Class MA, 3.00%, 11/20/2045	22	22
Series 2023-107, Class PA, 5.50%, 1/20/2046	6,242	6,285
Series 2020-125, Class AG, 2.50%, 2/20/2046	994	958
Series 2016-91, Class WH, 2.75%, 3/20/2046	842	767
Series 2023-196, Class A, 4.50%, 4/20/2046	14,397	14,251
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,916	2,452
Series 2017-139, Class PE, 2.75%, 8/20/2047	3,388	2,902
Series 2018-34, Class TY, 3.50%, 3/20/2048	780	699
Series 2023-43, Class AB, 5.50%, 4/20/2048	9,205	9,300
Series 2024-43, Class JA, 5.50%, 5/20/2049	31,670	31,869
Series 2019-74, Class AT, 3.00%, 6/20/2049	410	375
Series 2023-58, Class BA, 5.00%, 6/20/2049	3,183	3,177
Series 2019-145, Class PA, 3.50%, 8/20/2049	159	151
Series 2023-183, Class A, 4.50%, 11/20/2049	8,370	8,316
Series 2020-5, Class NA, 3.50%, 12/20/2049	2,625	2,425
Series 2020-74, Class DY, 2.00%, 5/20/2050	830	687
Series 2020-83, Class KP, 3.00%, 6/20/2050	253	223
Series 2024-24, Class AD, 5.00%, 3/20/2052	13,413	13,431
Series 2023-80, Class AC, 6.00%, 6/20/2053	4,988	5,081
Series 2024-79, Class PT, 6.00%, 5/20/2054	9,916	10,053
Series 2024-144, Class DB, 6.50%, 9/20/2054	16,807	17,104
Series 2024-203, Class HA, 6.50%, 10/20/2054	15,408	15,843
Series 2024-19, Class E, 5.00%, 9/20/2057	27,083	27,154
Series 2023-115, Class E, 5.50%, 11/20/2057	19,282	19,446
Series 2010-H26, Class LF, 4.79%, 8/20/2058 (b)	26	26
Series 2024-19, Class EB, 5.50%, 6/20/2059	7,969	8,036
Series 2010-H03, Class FA, 4.98%, 3/20/2060 (b)	554	553
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2011-H07, Class FA, 4.94%, 2/20/2061 (b)	480	480
Series 2011-H08, Class FA, 5.04%, 2/20/2061 (b)	381	381
Series 2011-H11, Class FA, 4.94%, 3/20/2061 (b)	120	120
Series 2011-H11, Class FB, 4.94%, 4/20/2061 (b)	60	60
Series 2011-H21, Class FA, 5.04%, 10/20/2061 (b)	47	47
Series 2013-H05, Class FB, 4.82%, 2/20/2062 (b)	56	56
Series 2012-H14, Class FK, 5.02%, 7/20/2062 (b)	66	66
Series 2012-H18, Class NA, 4.96%, 8/20/2062 (b)	53	53
Series 2012-H20, Class BA, 5.00%, 9/20/2062 (b)	94	94
Series 2012-H23, Class WA, 4.96%, 10/20/2062 (b)	64	64
Series 2012-H29, Class FA, 4.96%, 10/20/2062 (b)	18	18
Series 2012-H30, Class GA, 4.79%, 12/20/2062 (b)	55	55
Series 2023-112, Class BA, 6.50%, 12/20/2062	5,100	5,242
Series 2013-H08, Class FA, 4.79%, 3/20/2063 (b)	176	175
Series 2013-H11, Class FA, 4.89%, 4/20/2063 (b)	72	72
Series 2013-H14, Class FG, 4.91%, 5/20/2063 (b)	175	175
Series 2013-H15, Class FA, 4.98%, 6/20/2063 (b)	161	161
Series 2013-H19, Class FC, 5.04%, 8/20/2063 (b)	206	206
Series 2014-H05, Class FB, 5.04%, 12/20/2063 (b)	33	33
Series 2014-H02, Class FB, 5.09%, 12/20/2063 (b)	151	152
Series 2024-64, Class ED, 5.50%, 4/20/2064	7,353	7,396
Series 2014-H14, Class GF, 4.91%, 7/20/2064 (b)	42	42
Series 2014-H16, Class FL, 5.11%, 7/20/2064 (b)	357	356
Series 2014-H21, Class FA, 5.09%, 10/20/2064 (b)	183	183
Series 2015-H06, Class FB, 5.09%, 2/20/2065 (b)	6,665	6,655
SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H04, Class FL, 5.11%, 2/20/2065 (b)	72	72
Series 2015-H13, Class FG, 4.84%, 4/20/2065 (b)	96	96
Series 2015-H10, Class FH, 5.04%, 4/20/2065 (b)	575	574
Series 2015-H09, Class FA, 5.06%, 4/20/2065 (b)	232	231
Series 2015-H10, Class FK, 5.06%, 4/20/2065 (b)	6,261	6,248
Series 2015-H14, Class FB, 4.87%, 5/20/2065 (b)	26	26
Series 2015-H12, Class FB, 5.04%, 5/20/2065 (b)	4,372	4,364
Series 2015-H12, Class FD, 5.04%, 5/20/2065 (b)	965	963
Series 2015-H14, Class FA, 5.01%, 6/20/2065 (b)	1,914	1,909
Series 2015-H16, Class FM, 5.04%, 7/20/2065 (b)	1,829	1,825
Series 2015-H24, Class FA, 5.09%, 9/20/2065 (b)	3,317	3,312
Series 2015-H27, Class FA, 5.19%, 9/20/2065 (b)	814	814
Series 2015-H25, Class FD, 5.09%, 10/20/2065 (b)	3,583	3,577
Series 2015-H29, Class FA, 5.14%, 10/20/2065 (b)	1	1
Series 2015-H29, Class FJ, 5.12%, 11/20/2065 (b)	2,113	2,110
Series 2016-H01, Class FA, 5.34%, 1/20/2066 (b)	2,008	2,011
Series 2016-H06, Class FC, 5.36%, 2/20/2066 (b)	1,138	1,140
Series 2016-H06, Class FA, 5.39%, 2/20/2066 (b)	1,378	1,381
Series 2016-H09, Class FN, 5.29%, 3/20/2066 (b)	1,504	1,505
Series 2016-H14, Class FA, 5.24%, 6/20/2066 (b)	675	675
Series 2016-H22, Class FA, 5.21%, 10/20/2066 (b)	3,008	3,008
Series 2016-H24, Class AF, 5.29%, 11/20/2066 (b)	1,284	1,285
Series 2017-H07, Class FG, 4.90%, 2/20/2067 (b)	129	129
Series 2017-H14, Class FD, 4.91%, 6/20/2067 (b)	252	251
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2017-H16, Class CF, 4.91%, 7/20/2067 (b)	4,044	4,039
Series 2017-H15, Class FN, 4.94%, 7/20/2067 (b)	92	92
Series 2017-H19, Class FA, 4.89%, 8/20/2067 (b)	240	239
Series 2018-H04, Class FG, 4.72%, 2/20/2068 (b)	175	175
Series 2018-H07, Class FE, 4.79%, 2/20/2068 (b)	27	27
Series 2019-H01, Class FT, 4.84%, 10/20/2068 (b)	175	175
Series 2019-H05, Class FT, 4.66%, 4/20/2069 (b)	584	584
Series 2019-H14, Class FH, 5.14%, 8/20/2069 (b)	10,623	10,576
Series 2020-H13, Class FK, 4.94%, 7/20/2070 (b)	2,852	2,837
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	99	94
Series 2006-A2, Class 4A1, 7.29%, 8/25/2034 (b)	258	261
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 4.75%, 7/25/2061 (a) (d)	3,072	3,068
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (d)	13,067	13,056
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (d)	6,579	6,620
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (d)	12,170	12,241
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (b)	814	709
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (d)	6,035	6,102
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (d)	15,750	15,669
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 4.95%, 12/25/2035 (b)	1,189	284
NYMT Loan Trust
Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (d)	7,000	6,967
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	265

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-SP1, Class A1, 4.67%, 8/25/2061 (a) (d)	8,572	8,522
OBX Trust Series 2020-EXP3, Class 2A1, 5.33%, 1/25/2060 (a) (b)	473	474
PRPM LLC
Series 2020-4, Class A1, 6.61%, 10/25/2025 (a) (d)	6,472	6,482
Series 2020-6, Class A1, 6.36%, 11/25/2025 (a) (d)	2,496	2,503
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (a) (b)	1,397	1,289
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 ‡ (a) (c) (d)	3,080	3,083
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (b)	903	880
Total Collateralized Mortgage Obligations (Cost $1,461,784)		1,427,686
Mortgage-Backed Securities — 8.6%
FHLMC
Pool # 611141, ARM, 6.23%, 1/1/2027 (b)	1	1
Pool # 846774, ARM, 6.40%, 12/1/2027 (b)	—	—
Pool # 1B2844, ARM, 6.27%, 3/1/2035 (b)	26	26
Pool # 1L1380, ARM, 7.27%, 3/1/2035 (b)	447	465
Pool # 1L1379, ARM, 7.34%, 10/1/2035 (b)	333	344
Pool # 1G1861, ARM, 6.54%, 3/1/2036 (b)	116	119
Pool # 1J1380, ARM, 7.84%, 3/1/2036 (b)	48	49
Pool # 1J1313, ARM, 7.33%, 6/1/2036 (b)	32	33
Pool # 1G1028, ARM, 7.67%, 7/1/2036 (b)	14	14
Pool # 1N0273, ARM, 6.66%, 8/1/2036 (b)	40	41
Pool # 1K0035, ARM, 7.48%, 8/1/2036 (b)	48	49
Pool # 1J1393, ARM, 7.15%, 10/1/2036 (b)	161	165
Pool # 1J1378, ARM, 6.27%, 11/1/2036 (b)	93	95
Pool # 1J1418, ARM, 6.32%, 12/1/2036 (b)	61	61
Pool # 1N0346, ARM, 6.44%, 12/1/2036 (b)	90	90
Pool # 1J1467, ARM, 6.69%, 12/1/2036 (b)	85	88
Pool # 1J1541, ARM, 6.54%, 1/1/2037 (b)	258	263
Pool # 1J1516, ARM, 6.36%, 2/1/2037 (b)	45	46
Pool # 1J1635, ARM, 6.13%, 3/1/2037 (b)	108	111
Pool # 1J1522, ARM, 6.68%, 3/1/2037 (b)	41	42
Pool # 1N1458, ARM, 7.19%, 3/1/2037 (b)	78	80
Pool # 1Q0339, ARM, 6.83%, 4/1/2037 (b)	8	8
Pool # 1Q0697, ARM, 6.53%, 5/1/2037 (b)	414	419
Pool # 1J1681, ARM, 7.73%, 6/1/2037 (b)	360	371
Pool # 1J1685, ARM, 7.73%, 6/1/2037 (b)	134	136
Pool # 847871, ARM, 6.71%, 8/1/2037 (b)	95	95
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # 1J2834, ARM, 7.64%, 8/1/2037 (b)	24	25
Pool # 1Q0476, ARM, 7.35%, 10/1/2037 (b)	77	79
Pool # 1J2945, ARM, 7.50%, 11/1/2037 (b)	45	45
Pool # 1Q0894, ARM, 7.29%, 1/1/2038 (b)	147	149
Pool # 1Q0722, ARM, 6.81%, 4/1/2038 (b)	128	131
FHLMC Gold Pools, 15 Year
Pool # J14783, 4.00%, 3/1/2026	6	6
Pool # G14643, 4.00%, 8/1/2026	10	10
Pool # G14973, 4.00%, 12/1/2028	28	27
Pool # J30812, 3.00%, 2/1/2030	4,260	4,151
Pool # J31731, 3.00%, 5/1/2030	171	166
Pool # G16018, 3.00%, 12/1/2031	2,518	2,436
Pool # G18643, 2.50%, 5/1/2032	7,674	7,301
Pool # G18692, 3.50%, 6/1/2033	6,830	6,666
Pool # G16584, 3.50%, 8/1/2033	9,878	9,637
Pool # G18713, 3.50%, 11/1/2033	16,239	15,831
FHLMC Gold Pools, 20 Year
Pool # G30325, 5.50%, 3/1/2027	121	121
Pool # C91261, 4.50%, 8/1/2029	52	52
Pool # C91349, 4.50%, 12/1/2030	58	58
Pool # G30565, 4.50%, 10/1/2031	140	140
Pool # G30701, 5.00%, 11/1/2031	46	46
Pool # C91388, 3.50%, 2/1/2032	1,355	1,320
Pool # C91447, 3.50%, 5/1/2032	105	102
Pool # C91449, 4.00%, 5/1/2032	464	459
Pool # C91581, 3.00%, 11/1/2032	558	533
Pool # K90311, 3.00%, 4/1/2033	1,131	1,077
Pool # G30669, 4.50%, 12/1/2033	734	735
Pool # C91761, 4.00%, 5/1/2034	581	572
Pool # K92617, 3.00%, 4/1/2035	3,290	3,106
Pool # C91862, 3.50%, 1/1/2036	2,106	2,029
Pool # C91880, 3.50%, 6/1/2036	1,183	1,133
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	49	50
Pool # G01665, 5.50%, 3/1/2034	1,065	1,083
Pool # G05046, 5.00%, 11/1/2036	63	63
Pool # G03073, 5.50%, 7/1/2037	529	543
Pool # G04772, 7.00%, 8/1/2038	61	66
Pool # G05091, 4.50%, 9/1/2038	502	501
Pool # G05798, 5.50%, 1/1/2040	131	135
Pool # G08729, 4.50%, 9/1/2046	352	347
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	1,228	1,198
Pool # U79013, 2.50%, 4/1/2028	231	226
Pool # U79014, 2.50%, 5/1/2028	280	274
SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # T40143, 2.50%, 7/1/2028	272	265
Pool # U79019, 3.00%, 7/1/2028	48	47
Pool # U79026, 2.50%, 9/1/2028	57	56
Pool # U49013, 3.00%, 9/1/2028	448	439
Pool # G20027, 10.00%, 10/1/2030	4	4
Pool # ZT1051, 3.50%, 12/1/2033	1,470	1,421
Pool # G20028, 7.50%, 12/1/2036	756	775
Pool # RE6019, 3.00%, 12/1/2049	496	426
Pool # RE6030, 3.50%, 2/1/2050	360	323
Pool # RE6028, 3.00%, 4/1/2050	291	249
Pool # RE6048, 2.50%, 5/1/2050	1,221	1,003
FHLMC UMBS, 10 Year
Pool # RD5058, 2.00%, 5/1/2031	11,498	10,863
Pool # RD5059, 1.50%, 6/1/2031	12,315	11,462
Pool # RD5121, 4.50%, 9/1/2032	2,007	2,008
Pool # RD5122, 4.00%, 10/1/2032	2,317	2,286
Pool # RD5146, 4.50%, 5/1/2033	2,435	2,437
Pool # RD5150, 5.00%, 5/1/2033	4,368	4,430
Pool # RD5157, 4.50%, 7/1/2033	1,811	1,813
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029	9,641	9,421
Pool # ZK7588, 3.00%, 2/1/2029	5,784	5,672
Pool # ZS7344, 3.00%, 1/1/2031	8,731	8,448
Pool # SB1025, 2.50%, 2/1/2031	8,970	8,629
Pool # ZS8602, 3.00%, 3/1/2031	2,728	2,637
Pool # ZK8739, 3.00%, 5/1/2032	6,835	6,576
Pool # SB0722, 3.00%, 4/1/2033	3,762	3,648
Pool # ZS8076, 4.00%, 7/1/2033	1,170	1,156
Pool # ZS8124, 4.00%, 8/1/2033	1,802	1,782
Pool # ZT1403, 3.50%, 11/1/2033	10,621	10,348
Pool # ZT1412, 4.00%, 11/1/2033	11,708	11,573
Pool # SB1084, 3.00%, 3/1/2035	11,450	11,092
Pool # SB8100, 1.00%, 3/1/2036	3,176	2,730
Pool # SB0754, 2.00%, 3/1/2036	825	747
Pool # SB1182, 6.00%, 2/1/2038	22,905	23,468
FHLMC UMBS, 20 Year
Pool # ZA2217, 3.50%, 2/1/2032	8,861	8,621
Pool # ZT2375, 4.00%, 3/1/2032	7,260	7,178
Pool # ZS9162, 3.00%, 9/1/2033	3,937	3,762
Pool # ZT1674, 5.00%, 2/1/2035	2,109	2,128
Pool # SC0379, 4.50%, 4/1/2035	3,056	3,042
Pool # ZT1808, 3.50%, 5/1/2037	7,118	6,876
Pool # ZA5795, 4.00%, 11/1/2038	8,428	8,195
Pool # SC0353, 6.00%, 4/1/2043	30,546	31,287
Pool # SC0530, 6.00%, 8/1/2044	20,304	20,759
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # SC0594, 6.00%, 11/1/2044	14,345	14,663
FHLMC UMBS, 30 Year
Pool # SD1278, 5.00%, 9/1/2049	6,781	6,867
Pool # SD4986, 5.50%, 11/1/2052	5,377	5,506
FNMA
Pool # 325081, ARM, 7.10%, 10/1/2025 (b)	—	—
Pool # 409902, ARM, 6.49%, 6/1/2027 (b)	2	2
Pool # 52597, ARM, 4.39%, 7/1/2027 (b)	1	1
Pool # 810896, ARM, 6.44%, 1/1/2035 (b)	14	14
Pool # 865095, ARM, 8.18%, 10/1/2035 (b)	160	166
Pool # AD0295, ARM, 7.45%, 3/1/2036 (b)	208	216
Pool # 894571, ARM, 7.49%, 3/1/2036 (b)	381	400
Pool # 877009, ARM, 8.18%, 3/1/2036 (b)	145	150
Pool # 895687, ARM, 6.49%, 5/1/2036 (b)	31	31
Pool # 882099, ARM, 7.03%, 7/1/2036 (b)	60	60
Pool # 884722, ARM, 7.12%, 8/1/2036 (b)	26	27
Pool # 886558, ARM, 7.34%, 8/1/2036 (b)	85	87
Pool # 745858, ARM, 7.66%, 8/1/2036 (b)	14	14
Pool # 887714, ARM, 7.67%, 8/1/2036 (b)	36	36
Pool # 882241, ARM, 7.53%, 10/1/2036 (b)	99	101
Pool # AD0296, ARM, 6.24%, 12/1/2036 (b)	154	157
Pool # 870920, ARM, 6.41%, 12/1/2036 (b)	14	14
Pool # 905196, ARM, 6.67%, 12/1/2036 (b)	13	13
Pool # 920954, ARM, 6.22%, 1/1/2037 (b)	260	266
Pool # 888143, ARM, 6.44%, 1/1/2037 (b)	36	37
Pool # 913984, ARM, 6.25%, 2/1/2037 (b)	131	132
Pool # 910178, ARM, 6.75%, 3/1/2037 (b)	286	294
Pool # 936588, ARM, 6.27%, 4/1/2037 (b)	53	54
Pool # 888750, ARM, 6.77%, 4/1/2037 (b)	24	24
Pool # 948208, ARM, 6.11%, 7/1/2037 (b)	156	158
Pool # 944105, ARM, 7.11%, 7/1/2037 (b)	4	4
Pool # 950385, ARM, 5.73%, 8/1/2037 (b)	2	2
Pool # 950382, ARM, 5.89%, 8/1/2037 (b)	429	437
Pool # AD0081, ARM, 6.51%, 11/1/2037 (b)	41	41
Pool # 952182, ARM, 6.70%, 11/1/2037 (b)	107	110
Pool # 995108, ARM, 7.14%, 11/1/2037 (b)	179	185
Pool # 966911, ARM, 6.61%, 12/1/2037 (b)	15	16
FNMA UMBS, 10 Year
Pool # MA2233, 2.50%, 4/1/2025	—	—
Pool # MA4040, 2.00%, 6/1/2030	279	266
Pool # MA4332, 2.00%, 5/1/2031	10,946	10,355
Pool # MA4367, 1.50%, 6/1/2031	14,835	13,809
Pool # BP3513, 2.00%, 6/1/2031	889	839
Pool # FS0868, 2.50%, 3/1/2032	2,210	2,097
Pool # MA4637, 3.00%, 6/1/2032	571	548
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	267

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS5461, 3.50%, 12/1/2032	2,902	2,841
Pool # MA5079, 5.00%, 6/1/2033	1,514	1,536
Pool # MA5117, 4.50%, 7/1/2033	1,233	1,234
FNMA UMBS, 15 Year
Pool # AJ5336, 3.00%, 11/1/2026	13	13
Pool # AK0971, 3.00%, 2/1/2027	17	17
Pool # AO0800, 3.00%, 4/1/2027	22	22
Pool # AP7842, 3.00%, 9/1/2027	18	18
Pool # AL3439, 4.00%, 9/1/2027	69	69
Pool # AL4307, 4.00%, 10/1/2028	208	207
Pool # AL6105, 4.00%, 12/1/2029	12	12
Pool # AZ0888, 3.50%, 7/1/2030	2,022	1,987
Pool # AZ8018, 3.00%, 9/1/2030	3,180	3,085
Pool # FM9465, 3.00%, 1/1/2031	2,574	2,518
Pool # AL9065, 3.00%, 9/1/2031	4,013	3,883
Pool # FM3524, 3.00%, 4/1/2032	4,378	4,262
Pool # BM5110, 3.00%, 9/1/2032	9,521	9,226
Pool # MA3540, 3.50%, 12/1/2033	6,553	6,382
Pool # MA3559, 3.50%, 1/1/2034	6,887	6,704
Pool # BN6225, 3.50%, 3/1/2034	2,390	2,328
Pool # CA3614, 3.50%, 5/1/2034	8,146	7,906
Pool # CA4258, 2.50%, 10/1/2034	3,739	3,462
Pool # CA4263, 3.00%, 10/1/2034	3,592	3,452
Pool # FS4368, 4.00%, 11/1/2034	21,886	21,608
Pool # FS4292, 3.00%, 2/1/2035	2,515	2,436
Pool # MA3984, 2.50%, 4/1/2035	2,518	2,339
Pool # FS3924, 3.00%, 6/1/2035	15,759	15,248
Pool # FS4504, 3.50%, 9/1/2035	4,089	4,008
Pool # FS5951, 3.50%, 9/1/2035	4,025	3,948
Pool # FS4848, 3.00%, 7/1/2036	2,743	2,636
Pool # FS4430, 3.50%, 1/1/2037	3,515	3,440
Pool # FS6749, 3.50%, 1/1/2037	2,895	2,791
Pool # MA5122, 6.00%, 8/1/2038	9,125	9,357
FNMA UMBS, 20 Year
Pool # 256714, 5.50%, 5/1/2027	36	36
Pool # MA0214, 5.00%, 10/1/2029	366	368
Pool # AD5474, 5.00%, 5/1/2030	121	122
Pool # MA0534, 4.00%, 10/1/2030	54	53
Pool # AL4165, 4.50%, 1/1/2031	302	301
Pool # MA0804, 4.00%, 7/1/2031	64	64
Pool # MA0792, 4.50%, 7/1/2031	550	550
Pool # MA3894, 4.00%, 9/1/2031	82	81
Pool # 890653, 4.50%, 1/1/2032	252	252
Pool # AL5958, 4.00%, 3/1/2032	608	599
Pool # MA1037, 3.00%, 4/1/2032	574	551
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # AL1722, 4.50%, 4/1/2032	46	46
Pool # AB5811, 3.00%, 8/1/2032	861	820
Pool # AL7474, 3.50%, 10/1/2032	531	513
Pool # MA1270, 2.50%, 11/1/2032	382	360
Pool # AL3190, 4.00%, 12/1/2032	247	243
Pool # AU5910, 3.50%, 9/1/2033	4,545	4,390
Pool # MA1802, 3.00%, 1/1/2034	489	463
Pool # BM4298, 3.50%, 4/1/2034	8,412	8,139
Pool # AL8051, 4.00%, 5/1/2034	2,226	2,184
Pool # AL5373, 4.50%, 5/1/2034	257	256
Pool # MA1922, 4.00%, 6/1/2034	13,191	12,967
Pool # BM4606, 4.00%, 1/1/2036	8,963	8,847
Pool # MA2587, 3.50%, 4/1/2036	1,491	1,429
Pool # FM2477, 3.00%, 5/1/2036	2,040	1,940
Pool # AS7789, 3.00%, 8/1/2036	2,666	2,504
Pool # FM6297, 3.50%, 12/1/2036	2,165	2,085
Pool # FS0448, 3.00%, 1/1/2037	5,172	4,911
Pool # BM1370, 3.00%, 4/1/2037	1,285	1,201
Pool # BJ2544, 3.00%, 12/1/2037	943	871
Pool # FM2922, 3.00%, 2/1/2038	1,463	1,394
Pool # FM8386, 3.00%, 6/1/2038	2,060	1,956
Pool # FS4583, 4.00%, 6/1/2038	1,520	1,490
Pool # FS1689, 4.50%, 4/1/2039	1,195	1,196
Pool # FS4048, 4.50%, 4/1/2039	9,556	9,558
Pool # FS4490, 4.00%, 7/1/2039	8,476	8,282
Pool # FS9723, 6.00%, 9/1/2044	25,908	26,451
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	—	—
Pool # 555889, 8.00%, 12/1/2030	4	4
Pool # 254548, 5.50%, 12/1/2032	513	528
Pool # 555458, 5.50%, 5/1/2033	1,058	1,072
Pool # AB0054, 4.50%, 12/1/2034	1,353	1,340
Pool # 735503, 6.00%, 4/1/2035	772	801
Pool # 745275, 5.00%, 2/1/2036	1,365	1,380
Pool # 889118, 5.50%, 4/1/2036	1,458	1,480
Pool # 889209, 5.00%, 5/1/2036	75	75
Pool # 745948, 6.50%, 10/1/2036	116	121
Pool # 889494, 5.50%, 1/1/2037	103	106
Pool # AD0249, 5.50%, 4/1/2037	1,015	1,033
Pool # 995024, 5.50%, 8/1/2037	161	166
Pool # FS4003, 5.50%, 8/1/2037	5,575	5,708
Pool # 950302, 7.00%, 8/1/2037	268	281
Pool # 888890, 6.50%, 10/1/2037	344	362
Pool # 929005, 6.00%, 1/1/2038	233	244
Pool # 995049, 5.50%, 2/1/2038	3,254	3,381
SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 890268, 6.50%, 10/1/2038	606	628
Pool # 995149, 6.50%, 10/1/2038	373	387
Pool # AL7521, 5.00%, 6/1/2039	196	197
Pool # AC3237, 5.00%, 10/1/2039	104	105
Pool # AB2025, 5.00%, 1/1/2040	247	245
Pool # AD6431, 4.50%, 6/1/2040	105	105
Pool # AK6740, 4.00%, 3/1/2042	1,180	1,147
Pool # AO7185, 4.00%, 9/1/2042	601	579
Pool # AL7590, 3.50%, 10/1/2045	546	508
Pool # FS5552, 5.00%, 12/1/2047	5,290	5,345
Pool # FS6870, 5.50%, 11/1/2052	3,708	3,816
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	26	27
FNMA, Other
Pool # AN0254, 2.97%, 12/1/2025	4,688	4,627
Pool # AN1461, 2.59%, 5/1/2026	10,000	9,779
Pool # AN1613, 2.55%, 7/1/2026	9,076	8,849
Pool # BL4482, 2.19%, 11/1/2026	9,993	9,651
Pool # AM8146, 2.78%, 2/1/2027	7,148	6,963
Pool # AN5041, 3.08%, 3/1/2027	5,024	4,918
Pool # AN6585, 2.84%, 9/1/2027	6,451	6,235
Pool # AN6586, 2.84%, 9/1/2027	5,902	5,699
Pool # AN7169, 2.83%, 10/1/2027	5,283	5,103
Pool # BL9763, 1.24%, 12/1/2027	2,500	2,302
Pool # AB7351, 2.50%, 12/1/2027	233	228
Pool # AQ8837, 2.50%, 12/1/2027	144	141
Pool # AQ9357, 2.50%, 1/1/2028	80	78
Pool # AN8048, 3.08%, 1/1/2028	3,160	3,058
Pool # AQ9760, 2.50%, 2/1/2028	426	415
Pool # MA1360, 2.50%, 2/1/2028	485	473
Pool # BS1625, 1.35%, 4/1/2028	4,963	4,557
Pool # BS8763, 4.50%, 6/1/2028	1,335	1,343
Pool # BS9129, 4.39%, 7/1/2028	3,798	3,806
Pool # MA1557, 3.00%, 8/1/2028	86	84
Pool # AN9814, 3.63%, 8/1/2028	3,527	3,444
Pool # BS9300, 4.46%, 8/1/2028	4,840	4,858
Pool # BS9278, 4.65%, 8/1/2028	1,444	1,459
Pool # BS9323, 4.86%, 8/1/2028	1,224	1,245
Pool # BS9062, 4.54%, 9/1/2028	5,425	5,442
Pool # BS9590, 4.82%, 9/1/2028	7,345	7,449
Pool # BS9454, 5.34%, 9/1/2028	4,505	4,643
Pool # BZ0016, 5.55%, 12/1/2028	5,000	5,194
Pool # BZ0809, 4.89%, 4/1/2029	1,261	1,285
Pool # BZ0931, 4.71%, 5/1/2029	8,946	9,058
Pool # BZ1385, 4.65%, 7/1/2029	2,000	2,028
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BZ1274, 4.72%, 7/1/2029	1,987	2,016
Pool # BM7222, 3.50%, 10/1/2029	2,534	2,493
Pool # BM7221, 3.00%, 2/1/2031	4,796	4,701
Pool # BK4847, 2.50%, 4/1/2033	180	171
Pool # BM6947, 3.50%, 7/1/2033	2,458	2,394
Pool # AL6151, 3.50%, 8/1/2034	8,472	8,145
Pool # BM6595, 4.00%, 6/1/2037	1,574	1,554
Pool # BF0077, 4.50%, 3/1/2039	7,733	7,612
Pool # BF0194, 4.50%, 7/1/2040	1,985	1,954
Pool # BF0238, 4.50%, 8/1/2041	11,342	11,309
Pool # MA0896, 4.00%, 11/1/2041	281	266
Pool # MA1188, 3.00%, 9/1/2042	1,422	1,268
Pool # MA1349, 3.00%, 2/1/2043	1,440	1,284
Pool # MA1371, 3.00%, 3/1/2043	486	434
Pool # MA1433, 3.00%, 5/1/2043	624	557
Pool # MA1510, 4.00%, 7/1/2043	662	636
Pool # AL6167, 3.50%, 1/1/2044	1,002	933
Pool # BM3994, 3.50%, 1/1/2044	1,286	1,198
Pool # AL6854, 3.00%, 2/1/2044	1,838	1,668
Pool # AL7826, 3.50%, 1/1/2046	1,418	1,353
Pool # MA2621, 3.50%, 5/1/2046	296	270
Pool # MA2744, 3.50%, 9/1/2046	749	684
Pool # AL9060, 5.57%, 4/1/2047	3,578	3,702
Pool # BH8493, 3.00%, 11/1/2047	1,070	934
Pool # MA3197, 3.00%, 11/1/2047	499	435
Pool # BM5053, 3.00%, 4/1/2048	384	345
Pool # BF0371, 5.00%, 7/1/2048	1,490	1,505
Pool # BF0573, 5.50%, 12/1/2048	11,437	11,562
Pool # BM6073, 3.00%, 7/1/2049	792	712
Pool # MA3913, 3.00%, 1/1/2050	929	798
Pool # CA5133, 3.00%, 2/1/2050	442	379
Pool # CA5979, 3.00%, 5/1/2050	397	341
Pool # MA4029, 3.00%, 5/1/2050	376	323
Pool # MA4057, 2.50%, 6/1/2050	728	598
Pool # CA6065, 3.00%, 6/1/2050	361	309
Pool # MA4058, 3.00%, 6/1/2050	297	254
Pool # CA6385, 3.00%, 7/1/2050	446	382
GNMA I, 15 Year Pool # 783929, 4.00%, 5/15/2026	1	1
GNMA I, 30 Year
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	2,558	2,623
Pool # 784278, 5.50%, 1/15/2034	1,942	1,991
Pool # 687926, 6.50%, 9/15/2038	793	824
Pool # 785282, 4.25%, 10/15/2040	7,170	7,001
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	269

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 785859, 5.50%, 6/15/2041	21,472	22,091
Pool # AE7700, 3.50%, 8/15/2043	392	369
GNMA II
Pool # 8746, ARM, 4.75%, 11/20/2025 (b)	2	2
Pool # 8790, ARM, 4.62%, 1/20/2026 (b)	1	1
Pool # 80053, ARM, 4.62%, 3/20/2027 (b)	—	—
Pool # 80152, ARM, 4.62%, 1/20/2028 (b)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	10	10
Pool # 5208, 3.00%, 10/20/2026	199	197
Pool # 5277, 3.50%, 1/20/2027	43	43
Pool # MA3495, 2.50%, 3/20/2031	6,434	6,161
Pool # MA3638, 2.50%, 5/20/2031	3,452	3,300
GNMA II, 30 Year
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	—	1
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 4224, 7.00%, 8/20/2038	379	393
Pool # 4245, 6.00%, 9/20/2038	545	581
Pool # 4247, 7.00%, 9/20/2038	765	792
Pool # MA8619, 6.50%, 11/20/2038	2,615	2,696
Pool # MA8918, 5.50%, 12/20/2038	1,809	1,859
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	655	589
Total Mortgage-Backed Securities (Cost $885,896)		883,160
Commercial Mortgage-Backed Securities — 2.2%
BX Series 2021-MFM1, Class A, 5.13%, 1/15/2034 (a) (b)	1,143	1,141
Commercial Mortgage Trust
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	3,000	2,610
Series 2015-CR26, Class B, 4.46%, 10/10/2048 (b)	2,000	1,962
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	196	190
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC07, Class A7, 2.51%, 10/25/2026	2,041	1,980
Series K068, Class X1, IO, 0.41%, 8/25/2027 (b)	63,949	580
Series K740, Class X1, IO, 0.73%, 9/25/2027 (b)	102,163	1,627
Series K506, Class A1, 4.65%, 5/25/2028	1,173	1,183
Series K507, Class A2, 4.80%, 9/25/2028 (b)	2,500	2,535
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K512, Class A2, 5.00%, 11/25/2028	12,000	12,248
Series KG04, Class A1, 0.85%, 6/25/2030	3,497	3,164
Series K114, Class X1, IO, 1.11%, 6/25/2030 (b)	39,633	1,945
FNMA ACES Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (b)	53,820	3,287
FREMF Mortgage Trust
Series 2018-K733, Class C, 4.07%, 9/25/2025 (a) (b)	7,000	6,925
Series 2019-K735, Class B, 4.02%, 5/25/2026 (a) (b)	15,980	15,776
Series 2015-K44, Class C, 3.28%, 1/25/2048 (a) (b)	2,000	1,993
Series 2016-K54, Class B, 4.07%, 4/25/2048 (a) (b)	1,500	1,484
Series 2015-K50, Class B, 3.79%, 10/25/2048 (a) (b)	26,500	26,269
Series 2015-K50, Class C, 3.79%, 10/25/2048 (a) (b)	2,000	1,981
Series 2015-K51, Class B, 3.96%, 10/25/2048 (a) (b)	5,000	4,958
Series 2016-K52, Class B, 3.93%, 1/25/2049 (a) (b)	3,000	2,970
Series 2016-K53, Class B, 4.02%, 3/25/2049 (a) (b)	27,760	27,467
Series 2016-K55, Class B, 4.17%, 4/25/2049 (a) (b)	9,100	9,024
Series 2016-K57, Class B, 3.92%, 8/25/2049 (a) (b)	12,794	12,608
Series 2017-K62, Class B, 3.88%, 1/25/2050 (a) (b)	5,500	5,407
Series 2017-K71, Class B, 3.75%, 11/25/2050 (a) (b)	1,000	974
Series 2019-K734, Class B, 4.04%, 2/25/2051 (a) (b)	3,400	3,360
Series 2018-K79, Class B, 4.21%, 7/25/2051 (a) (b)	8,000	7,833
Series 2019-K90, Class B, 4.32%, 2/25/2052 (a) (b)	13,582	13,233
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,225	3,161
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 (b)	9,000	6,878
Series 2015-C31, Class C, 4.64%, 8/15/2048 (b)	2,750	2,200
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	3,895	3,769
SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 5.23%, 4/15/2038 (a) (b)	1,066	1,066
Series 2021-MHC, Class D, 6.03%, 4/15/2038 (a) (b)	2,000	1,998
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 (b)	4,140	3,848
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	3,717	3,453
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,109
OPG Trust Series 2021-PORT, Class B, 5.14%, 10/15/2036 (a) (b)	4,076	4,055
PRM5 Trust Series 2025-PRM5, Class A, 4.17%, 3/10/2033 (a) (b)	4,655	4,597
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 5.68%, 2/15/2040 (a) (b)	4,200	4,212
Series 2015-C28, Class B, 4.06%, 5/15/2048 (b)	3,000	2,950
Series 2015-C29, Class C, 4.21%, 6/15/2048 (b)	1,250	1,221
Series 2017-C41, Class A2, 2.59%, 11/15/2050	1,452	1,391
Total Commercial Mortgage-Backed Securities (Cost $233,184)		226,622
	SHARES (000)
Short-Term Investments — 1.7%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.24% (f) (g) (Cost $158,186)	158,186	158,186
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.25%, 7/24/2025 (h) (i) (Cost $21,089)	21,449	21,094
Total Short-Term Investments (Cost $179,275)		179,280
Total Investments — 99.8% (Cost $10,244,584)		10,248,864
Other Assets in Excess of Liabilities — 0.2%		17,991
NET ASSETS — 100.0%		10,266,855

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2025.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	271

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of February 28, 2025.
(h)	The rate shown is the effective yield as of February 28, 2025.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of February 28, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	10,340	06/30/2025	USD	2,140,380	3,948
Short Contracts
U.S. Treasury 10 Year Note	(1,956)	06/18/2025	USD	(217,574)	(1,179)
U.S. Treasury 10 Year Ultra Note	(881)	06/18/2025	USD	(100,875)	(786)
U.S. Treasury Long Bond	(444)	06/18/2025	USD	(52,600)	(412)
U.S. Treasury Ultra Bond	(1)	06/18/2025	USD	(125)	(1)
U.S. Treasury 5 Year Note	(5,648)	06/30/2025	USD	(610,028)	(3,010)
(5,388)
(1,440)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. Morgan Income Funds	February 28, 2025

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 35.0%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	1,390	1,386
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	329	353
TransDigm, Inc.
6.38%, 3/1/2029 (a)	814	825
6.63%, 3/1/2032 (a)	348	354
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 ‡ (a) (b)	942	396
		3,314
Automobile Components — 0.2%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	1,335	1,335
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	855	854
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	935	931
Clarios Global LP
6.25%, 5/15/2026 (a)	544	544
6.75%, 5/15/2028 (a)	695	709
Dana, Inc.
5.63%, 6/15/2028	425	423
4.50%, 2/15/2032	265	247
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	145	138
5.25%, 7/15/2031	1,050	975
Icahn Enterprises LP 5.25%, 5/15/2027	1,230	1,196
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	870	879
		8,231
Automobiles — 0.6%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	7,035	7,007
Hyundai Capital America
3.00%, 2/10/2027 (a)	4,606	4,460
5.30%, 6/24/2029 (a)	3,440	3,500
5.30%, 1/8/2030 (a)	9,850	10,014
		24,981
Banks — 17.7%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	16,158	16,131
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	16,690	17,669
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	17,400	17,501
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,502
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	16,000	15,299
6.61%, 11/7/2028	4,600	4,888
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	11,420	11,468
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	11,829	11,378
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	9,600	9,963
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	9,680	10,020
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	18,735	17,961
Bank of Montreal (Canada) (SOFR + 1.25%), 4.64%, 9/10/2030 (c)	6,355	6,321
Bank of Nova Scotia (The) (Canada) (SOFR + 1.00%), 4.40%, 9/8/2028 (c)	8,645	8,595
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	20,445	19,628
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	4,862	4,726
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (c)	10,065	10,170
BPCE SA (France)
4.50%, 3/15/2025 (a)	8,687	8,683
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	26,976	26,503
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	3,080	3,112
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	15,990	16,465
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (c)	5,719	5,862
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	12,645	12,893
Citigroup, Inc.
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	12,730	12,708
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	25,390	25,533
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	8,730	8,457
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	9,165	9,028
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (c)	10,450	10,420
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	273

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (c)	7,230	7,404
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	24,035	24,028
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	19,033	18,879
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (c)	6,860	6,919
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	3,170	3,265
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	4,615	4,553
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (c)	11,650	11,736
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (a)	8,075	8,315
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (c)	6,255	6,229
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	13,295	13,264
(SOFR + 1.46%), 5.55%, 3/4/2030 (c)	9,570	9,778
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	5,895	5,951
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	3,655	3,663
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	6,355	6,166
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	13,760	14,144
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	20,510	21,140
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	11,845	11,369
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (c)	11,000	11,213
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	14,165	13,603
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (c)	9,660	9,771
National Bank of Canada (Canada) 4.50%, 10/10/2029	9,500	9,379
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	9,818	9,452
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	8,025	8,032
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	7,125	7,306
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	7,000	6,896
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	9,665	9,800
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	9,325	9,535
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	15,685	15,083
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (c)	5,470	5,559
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (c)	4,950	4,950
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.52%, 1/13/2028	12,115	12,433
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	10,000	10,263
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	9,975	10,253
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (c)	2,600	2,597
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	12,760	12,477
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	14,415	14,781
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	5,640	5,932
		691,002
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	1,150	1,087
SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — 0.0% ^
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (d)	771	682
9.75%, 10/1/2027 (a)	88	88
Wayfair LLC 7.25%, 10/31/2029 (a)	860	874
		1,644
Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028	827	819
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	855	806
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	680	693
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,048	1,025
		3,343
Capital Markets — 4.7%
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	650	596
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	3,335	3,273
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	1,915	1,837
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	8,360	8,884
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	12,799	12,260
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	29,050	27,955
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	6,375	6,419
Macquarie Group Ltd. (Australia)
(SOFR + 2.21%), 5.11%, 8/9/2026 (a) (c)	10,000	10,017
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	5,680	5,523
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	10,310	9,845
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	7,750	7,535
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	18,405	17,644
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	9,600	9,978
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	8,665	8,777
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	5,825	5,871
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	17,065	16,399
UBS AG (Switzerland) 7.50%, 2/15/2028	18,000	19,454
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	2,865	2,783
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	7,500	7,504
		182,554
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Chemicals — 0.2%
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (e)	3,250	2,769
Chemours Co. (The) 5.75%, 11/15/2028 (a)	1,106	1,049
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,000	951
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	1,075	1,104
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	998	993
9.00%, 2/15/2030 (a)	405	437
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	20	20
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	1,236	1,163
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	824	803
5.63%, 8/15/2029 (a)	497	455
		9,744
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,040	958
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	600	571
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	470	462
Element Fleet Management Corp. (Canada) 3.85%, 6/15/2025 (a)	14,380	14,327
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	975	952
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	1,802	1,709
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,439	1,375
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	1,233	1,239
Williams Scotsman, Inc. 6.63%, 6/15/2029 (a)	800	815
		22,408
Communications Equipment — 0.0% ^
CommScope LLC
8.25%, 3/1/2027 (a)	905	892
4.75%, 9/1/2029 (a)	386	347
		1,239
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	615	583
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,296
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	1,318	1,319
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	811
		4,009
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	275

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	10,625	10,966
Ally Financial, Inc. 5.75%, 11/20/2025	525	527
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	5,000	5,019
5.75%, 3/1/2029 (a)	11,575	11,815
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (c)	19,895	20,277
OneMain Finance Corp.
7.13%, 3/15/2026	823	839
6.63%, 5/15/2029	1,195	1,218
		50,661
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	2,696	2,656
3.50%, 3/15/2029 (a)	258	238
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	755	752
Rite Aid Corp.
8.00%, 10/18/2024 ‡	287	— (f)
8.00%, 11/15/2026 ‡ (b)	1,022	—
(3-MONTH CME TERM SOFR + 7.00%), 11.47% (PIK), 8/30/2031 ‡ (a) (c) (d)	104	40
Series A, 15.00% (PIK), 8/30/2031 ‡ (d)	298	60
Series B, 15.00% (PIK), 8/30/2031 ‡ (d)	140	—
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	950	929
		4,675
Containers & Packaging — 0.2%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	810	733
5.25%, 8/15/2027 (a)	940	480
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	2,925	2,813
6.38%, 7/15/2032 (a)	555	563
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	1,235	1,254
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,150	1,149
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (g)	1,335	1,325
		8,317
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	705	635
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — 0.4%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	900	729
Altice France SA (France) 5.50%, 10/15/2029 (a)	1,197	935
CCO Holdings LLC
4.75%, 3/1/2030 (a)	3,000	2,795
4.25%, 2/1/2031 (a)	5,346	4,796
4.75%, 2/1/2032 (a)	615	552
4.50%, 6/1/2033 (a)	554	479
Fibercop SpA (Italy) Series 2033, 6.38%, 11/15/2033 (a)	607	595
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	584	584
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	1,233	1,149
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	690	628
4.13%, 4/15/2030 (a)	1,234	1,106
		14,348
Electric Utilities — 0.9%
Enel Finance International NV (Italy) 5.13%, 6/26/2029 (a)	7,480	7,547
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (e)	2,200	1,923
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	13,231
FirstEnergy Transmission LLC 4.55%, 1/15/2030	3,035	3,008
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,374
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	229
NRG Energy, Inc.
5.75%, 1/15/2028	1,400	1,404
5.25%, 6/15/2029 (a)	1,185	1,161
PG&E Corp. 5.00%, 7/1/2028	1,249	1,217
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	1,200	1,200
4.38%, 5/1/2029 (a)	367	350
7.75%, 10/15/2031 (a)	1,235	1,304
		33,948
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	600	579
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.88%, 4/1/2027 (a)	288	288
Noble Finance II LLC 8.00%, 4/15/2030 (a)	510	515
SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	308	308
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	656	670
Transocean, Inc. 8.75%, 2/15/2030 (a)	149	155
USA Compression Partners LP 6.88%, 9/1/2027	460	463
		2,399
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	710	695
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	1,785	1,744
		2,439
Financial Services — 0.7%
Block, Inc. 3.50%, 6/1/2031	404	359
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	980	1,025
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,070	1,068
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (c)	13,625	14,019
5.13%, 7/29/2029 (a)	7,650	7,741
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	403	440
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	875
3.63%, 3/1/2029 (a)	591	549
		26,076
Food Products — 0.5%
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	999	937
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	14,555	14,049
4.90%, 4/21/2027 (a)	3,820	3,811
		18,797
Gas Utilities — 0.0% ^
AmeriGas Partners LP 5.88%, 8/20/2026	1,210	1,208
Ground Transportation — 0.1%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	1,325	1,299
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	650	684
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	1,945	1,687
XPO, Inc.
6.25%, 6/1/2028 (a)	325	329
7.13%, 6/1/2031 (a)	330	342
		4,341
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,161	1,088
6.25%, 4/1/2029 (a)	340	345
5.25%, 10/1/2029 (a)	852	826
		2,259
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	886	853
5.00%, 4/15/2029 (a)	100	93
Cencora, Inc. 4.85%, 12/15/2029	7,050	7,081
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	1,198	1,155
6.00%, 1/15/2029 (a)	1,114	1,007
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,240	1,150
Encompass Health Corp. 4.75%, 2/1/2030	1,080	1,047
HCA, Inc.
5.20%, 6/1/2028	10,840	10,972
5.25%, 3/1/2030	6,535	6,624
Tenet Healthcare Corp.
6.25%, 2/1/2027	1,371	1,369
4.63%, 6/15/2028	455	440
4.25%, 6/1/2029	923	871
6.13%, 6/15/2030	1,210	1,212
		33,874
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	1,464	1,433
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	369	354
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	843	806
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	1,455	1,375
6.50%, 2/15/2032 (a)	311	315
Carnival Corp.
4.00%, 8/1/2028 (a)	1,083	1,041
6.00%, 5/1/2029 (a)	1,119	1,122
Darden Restaurants, Inc. 4.55%, 10/15/2029	4,550	4,490
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,030	966
4.00%, 5/1/2031 (a)	126	116
5.88%, 3/15/2033 (a)	345	346
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	377
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	277

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
4.50%, 6/15/2029 (a)	250	235
MGM Resorts International 6.13%, 9/15/2029	1,565	1,574
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	200	199
6.25%, 3/15/2032 (a)	465	474
6.00%, 2/1/2033 (a)	705	713
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	806	803
5.25%, 7/15/2029	840	815
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,290	1,246
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,900	1,850
		19,217
Household Durables — 0.0% ^
Newell Brands, Inc. 6.38%, 9/15/2027	940	950
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	1,142	1,065
		2,015
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	1,010	995
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	860	829
4.38%, 3/31/2029 (a)	294	275
		2,099
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp. 4.50%, 2/15/2028 (a)	580	567
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,741
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (a)	1,080	1,088
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	1,730	1,766
		10,162
Insurance — 0.7%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	840	850
Athene Global Funding 1.45%, 1/8/2026 (a)	6,929	6,750
CNO Global Funding 4.95%, 9/9/2029 (a)	8,500	8,535
F&G Global Funding 5.88%, 6/10/2027 (a)	9,710	9,908
HUB International Ltd. 7.25%, 6/15/2030 (a)	910	940
		26,983
IT Services — 0.0% ^
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	505	474
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	545	560
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,045	1,092
Hillenbrand, Inc. 6.25%, 2/15/2029	940	952
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	950	992
		3,036
Media — 0.8%
Charter Communications Operating LLC 6.15%, 11/10/2026	9,150	9,340
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,540	2,483
7.75%, 4/15/2028 (a)	322	299
CSC Holdings LLC 6.50%, 2/1/2029 (a)	1,780	1,486
Directv Financing LLC 5.88%, 8/15/2027 (a)	721	710
DISH DBS Corp.
7.75%, 7/1/2026	950	848
5.25%, 12/1/2026 (a)	2,380	2,237
5.75%, 12/1/2028 (a)	1,045	927
Gray Media, Inc.
10.50%, 7/15/2029 (a)	305	315
5.38%, 11/15/2031 (a)	1,068	620
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,249	1,059
10.88%, 5/1/2030 (a)	296	174
7.75%, 8/15/2030 (a)	383	293
News Corp. 3.88%, 5/15/2029 (a)	428	405
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	1,705	1,615
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	1,060	996
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	565	297
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	455	369
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	785	730
Sirius XM Radio LLC 4.00%, 7/15/2028 (a)	3,583	3,366
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,238	1,199
TEGNA, Inc.
4.63%, 3/15/2028	162	155
5.00%, 9/15/2029	676	639
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	1,365	1,333
		31,895
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	1,225	1,230
SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
ATI, Inc. 5.88%, 12/1/2027	807	807
Carpenter Technology Corp. 6.38%, 7/15/2028	540	542
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027	995	993
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	870	865
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (e)	3,150	3,018
Novelis Corp. 4.75%, 1/30/2030 (a)	1,005	947
		8,402
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	5,000	4,985
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (a)	4,000	4,013
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,095	1,139
		10,137
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	4,192
Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Partners LP 5.38%, 6/15/2029 (a)	572	563
Antero Resources Corp. 7.63%, 2/1/2029 (a)	675	693
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	990	1,013
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	680	701
Buckeye Partners LP 6.88%, 7/1/2029 (a)	480	492
California Resources Corp. 7.13%, 2/1/2026 (a)	131	131
Chord Energy Corp. 6.38%, 6/1/2026 (a)	995	996
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	869	904
8.75%, 7/1/2031 (a)	348	363
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	961	945
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	860	900
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,471	1,395
Ecopetrol SA (Colombia) 8.63%, 1/19/2029	820	877
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	810	830
Energy Transfer LP 5.25%, 7/1/2029	4,040	4,101
Expand Energy Corp. 6.75%, 4/15/2029 (a)	1,579	1,600
Genesis Energy LP 7.75%, 2/1/2028	1,215	1,229
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	14,782	14,560
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,513	1,469
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	710	725
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	985	992
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	595	581
Matador Resources Co. 6.50%, 4/15/2032 (a)	845	845
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	252	257
8.38%, 2/15/2032 (a)	252	256
NuStar Logistics LP
5.63%, 4/28/2027	1,010	1,015
6.38%, 10/1/2030	172	176
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	685	702
5.88%, 7/1/2029 (a)	965	961
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (e)	2,108	1,972
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	2,800	2,738
6.88%, 8/4/2026	3,950	3,940
6.49%, 1/23/2027	3,600	3,531
6.84%, 1/23/2030	1,650	1,514
Range Resources Corp. 4.75%, 2/15/2030 (a)	680	649
SM Energy Co. 6.63%, 1/15/2027	675	675
Sunoco LP 4.50%, 5/15/2029	1,249	1,195
Tallgrass Energy Partners LP 6.00%, 12/31/2030 (a)	1,170	1,135
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	1,310	1,221
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	986	1,027
9.50%, 2/1/2029 (a)	1,675	1,850
Vital Energy, Inc. 7.75%, 7/31/2029 (a)	880	873
		62,592
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,219	1,218
5.75%, 4/20/2029 (a)	1,050	1,044
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	585	619
United Airlines, Inc.
4.38%, 4/15/2026 (a)	776	766
4.63%, 4/15/2029 (a)	635	612
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	720	720
		4,979
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	279

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,082	1,069
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.
5.75%, 8/15/2027 (a)	1,410	1,341
5.00%, 1/30/2028 (a)	944	744
4.88%, 6/1/2028 (a)	2,253	1,955
Organon & Co.
4.13%, 4/30/2028 (a)	425	404
5.13%, 4/30/2031 (a)	537	489
		4,933
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	905	745
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	690	691
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,100	1,162
Entegris, Inc. 4.38%, 4/15/2028 (a)	490	472
		2,325
Software — 0.0% ^
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	610	573
Elastic NV 4.13%, 7/15/2029 (a)	605	571
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	482	463
RingCentral, Inc. 8.50%, 8/15/2030 (a)	385	406
		2,013
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	689	678
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	480	466
Bath & Body Works, Inc.
5.25%, 2/1/2028	430	428
7.50%, 6/15/2029	895	919
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (b)	100	6
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,010	923
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	496	472
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	274	267
3.88%, 6/1/2029 (a)	500	463
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,131	1,074
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Specialty Retail — continued
Staples, Inc.
10.75%, 9/1/2029 (a)	355	339
12.75%, 1/15/2030 (a)	429	310
		5,667
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
8.25%, 12/15/2029	304	325
4.13%, 1/15/2031	1,060	963
8.50%, 7/15/2031	76	82
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	1,015	1,009
		2,379
Trading Companies & Distributors — 0.1%
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	620	620
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	795	790
Imola Merger Corp. 4.75%, 5/15/2029 (a)	860	827
United Rentals North America, Inc.
4.88%, 1/15/2028	614	606
5.25%, 1/15/2030	500	494
		3,337
Wireless Telecommunication Services — 0.0% ^
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	665	609
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,181	956
		1,565
Total Corporate Bonds (Cost $1,379,671)		1,370,999
Asset-Backed Securities — 20.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,305	1,208
American Credit Acceptance Receivables Trust
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	450	452
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	2,000	2,032
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	5,091	5,179
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	5,345	5,404
Series 2025-1, Class D, 5.54%, 8/12/2031 (a)	2,593	2,621
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a)	581	533
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,700	2,562
SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,500	5,215
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	1,821	1,747
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	6,300	5,887
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500	1,457
Amur Equipment Finance Receivables LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 (a)	3,210	3,170
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	412	395
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	2,187	1,912
AREIT Trust Series 2021-CRE5, Class C, 6.68%, 11/17/2038 (a) (h)	20,131	20,073
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class A3RR, 5.70%, 10/15/2030 (a) (h)	8,645	8,641
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.63%, 4/22/2031 (a) (h)	2,248	2,249
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class C, 3.02%, 8/20/2026 (a)	1,795	1,784
Series 2023-2A, Class C, 6.18%, 10/20/2027 (a)	1,700	1,717
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	3,350	3,484
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	2,000	2,052
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	5,000	5,132
Series 2024-3A, Class C, 6.11%, 12/20/2030 (a)	1,190	1,199
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,500	1,536
BHG Securitization Trust Series 2021-B, Class B, 1.67%, 10/17/2034 (a)	6,500	6,333
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class BR, 5.84%, 10/15/2034 (a) (h)	10,500	10,500
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	686	680
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	4,000	4,053
Series 2023-1, Class C, 7.10%, 8/15/2029	1,750	1,803
Series 2024-1, Class D, 6.03%, 11/15/2029	3,500	3,573
Series 2025-1, Class D, 5.64%, 11/15/2030	6,375	6,450
Business Jet Securities LLC
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	3,617	3,714
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	2,756	2,740
BXMT Ltd.
Series 2021-FL4, Class A, 5.48%, 5/15/2038 (a) (h)	2,272	2,247
Series 2021-FL4, Class C, 6.18%, 5/15/2038 (a) (h)	1,750	1,654
CarNow Auto Receivables Trust Series 2021-2A, Class D, 2.25%, 3/15/2027 (a)	1,224	1,221
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.84%, 4/20/2032 (a) (h)	6,222	6,228
Carvana Auto Receivables Trust
Series 2023-P2, Class C, 5.84%, 7/10/2029 (a)	4,982	5,119
Series 2023-P3, Class C, 6.09%, 11/13/2029 (a)	2,675	2,774
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	2,750	2,807
Series 2024-N2, Class C, 5.82%, 9/10/2030 (a)	3,148	3,221
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (h)	2,771	2,619
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 (a)	2,243	2,111
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (h)	826	780
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	5,384	5,432
CIFC Funding Ltd. (Cayman Islands) Series 2016-1A, Class BR3, 5.74%, 10/21/2031 (a) (h)	10,435	10,435
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class BR, 5.90%, 4/20/2034 (a) (h)	10,250	10,263
Consumer Portfolio Services Auto Trust Series 2025-A, Class C, 5.25%, 4/15/2031 (a)	3,000	3,036
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	2,065	2,055
CPS Auto Receivables Trust
Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	174	174
Series 2020-C, Class E, 4.22%, 5/17/2027 (a)	9,909	9,908
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	10,859	10,755
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	11,479	11,312
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	3,584	3,643
Credit Acceptance Auto Loan Trust
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	2,250	2,293
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	6,500	6,754
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	1,050	1,097
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	1,334	1,375
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	3,150	3,284
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	6,450	6,651
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	281

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	3,250	3,343
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	2,000	2,080
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	4,550	4,538
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	6,000	6,039
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033 (a)	216	212
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	4,775	4,772
Series 2024-2, Class D, 4.94%, 5/17/2032	3,250	3,250
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	4,990	4,596
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class B1R3, 5.79%, 4/20/2034 (a) (h)	10,000	10,007
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	672	668
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	1,782	1,765
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	15,236	14,885
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	7,714	7,546
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	1,551	1,464
Exeter Automobile Receivables Trust
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	2,662	2,652
Series 2021-2A, Class D, 1.40%, 4/15/2027	8,624	8,435
Series 2021-4A, Class D, 1.96%, 1/17/2028	13,121	12,906
First Investors Auto Owner Trust
Series 2021-1A, Class C, 1.17%, 3/15/2027 (a)	184	184
Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	3,264	3,361
FirstKey Homes Trust
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,000	3,842
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,706
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	5,000	4,279
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,300	1,943
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	6,000	5,767
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	3,000	2,868
Flagship Credit Auto Trust Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	4,361	4,267
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	5,690	5,318
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	6,424
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,568
Galaxy CLO Ltd. (Cayman Islands) Series 2018-26A, Class BR, 5.93%, 11/22/2031 (a) (h)	6,376	6,384
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	8,699	8,543
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	2,000	2,026
GLS Auto Select Receivables Trust Series 2025-1A, Class C, 5.26%, 3/15/2031 (a)	2,470	2,509
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	3,574	3,451
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	1,000	1,036
Hilton Grand Vacations Trust
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	6,026	6,125
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	3,204	3,254
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,601	9,156
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	452	408
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.74%, 7/20/2031 (a) (h)	7,098	7,104
LCM Ltd. (Cayman Islands) Series 36A, Class BR, 5.82%, 1/15/2034 (a) (h)	9,396	9,396
Lendbuzz Securitization Trust Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	557	556
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	228	223
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,551
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	4,179
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	2,100	2,142
Series 2024-2A, Class C, 5.25%, 2/21/2034 (a)	2,000	1,976
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	279	279
Madison Park Funding Ltd. (Cayman Islands) Series 2021-49A, Class B1R, 5.76%, 10/19/2034 (a) (h) (i)	7,000	7,000
Magnetite Ltd. (Cayman Islands) Series 2020-25A, Class A, 5.76%, 1/25/2032 (a) (h)	1,327	1,330
SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	2,500	2,532
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	2,197	2,219
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,606
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	2,865	2,894
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	5,250	5,325
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	7,731	7,848
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 5.23%, 8/25/2034 (h)	109	108
MVW LLC
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	1,621	1,647
Series 2024-1A, Class C, 6.20%, 2/20/2043 (a)	1,158	1,186
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2022-49A, Class BR, 5.85%, 7/25/2035 (a) (h)	3,366	3,367
Series 2021-42A, Class BR, 5.71%, 7/16/2036 (a) (h)	10,250	10,250
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,614
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a)	4,392	4,460
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	6,144	5,986
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,180	2,105
OCP Aegis CLO Ltd. (Jersey) Series 2024-39A, Class A1, 5.72%, 1/16/2037 (a) (h)	3,500	3,508
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,709	1,747
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	3,744	3,826
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	2,660	2,593
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	1,381	1,347
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	1,900	1,900
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	3,486	3,404
Series 2025-A, Class B, 5.30%, 2/8/2033 (a)	3,200	3,208
Series 2025-A, Class C, 5.89%, 2/8/2033 (a)	2,500	2,507
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	586	581
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-2A, Class A2, 6.20%, 10/15/2030 (a) (h)	9,220	9,230
Series 2024-3A, Class A2, 5.95%, 8/8/2032 (a) (h)	8,561	8,586
Series 2025-1A, Class A2, 0.00%, 2/15/2033 (a) (h) (i)	10,250	10,250
PEAC Solutions Receivables LLC Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	2,250	2,269
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	1,233	1,263
PRET LLC
Series 2021-NPL3, Class A1, 4.87%, 7/25/2051 (a) (g)	2,630	2,629
Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (h)	3,512	3,513
Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (g)	4,697	4,725
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 (a)	6,250	6,024
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	6,246
Series 2022-SFR6, Class C, 5.20%, 7/20/2039 (a)	2,000	2,004
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	3,375	3,180
PRPM LLC Series 2021-4, Class A1, 4.87%, 4/25/2026 (a) (g)	7,238	7,242
Purchasing Power Funding LLC
Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	750	760
Series 2024-A, Class C, 6.80%, 8/15/2028 (a)	2,700	2,739
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	1,063	1,055
Republic Finance Issuance Trust
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	1,000	971
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	5,530	5,626
RR Ltd. (Cayman Islands) Series 2020-12A, Class ABR3, 5.85%, 1/15/2036 (a) (h)	9,345	9,358
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	6,496	6,573
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	3,465	3,503
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,472
Santander Drive Auto Receivables Trust
Series 2022-6, Class D, 5.69%, 2/18/2031	7,000	7,103
Series 2023-5, Class C, 6.43%, 2/18/2031	2,000	2,087
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	283

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-3, Class D, 5.97%, 10/15/2031	4,000	4,122
Series 2024-4, Class D, 5.32%, 12/15/2031	4,387	4,441
Series 2023-4, Class C, 6.04%, 12/15/2031	8,700	8,945
Series 2024-5, Class D, 5.14%, 2/17/2032	1,916	1,933
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	5,525	5,666
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	2,167	2,227
Series 2022-2A, Class C, 6.50%, 8/20/2032 (a)	2,250	2,309
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	1,774	1,822
SCF Equipment Trust LLC Series 2025-1A, Class D, 5.88%, 11/20/2035 (a)	1,033	1,059
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	235	228
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	208	203
Series 2021-2A, Class A, 1.35%, 9/20/2038 (a)	246	239
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	1,689	1,703
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	2,011	1,929
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (a)	3,041	3,152
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	1,924	1,942
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 6.00%, 10/15/2031 (a) (h)	5,822	5,827
Series 2018-20A, Class BR2, 5.86%, 1/16/2032 (a) (h)	9,350	9,359
Series 2019-21A, Class BR2, 5.67%, 7/15/2032 (a) (h)	13,000	13,000
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class BR2, 5.85%, 4/15/2031 (a) (h)	6,667	6,672
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	3,760	3,611
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	242	238
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	456	454
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 5.68%, 4/20/2032 (a) (h)	10,029	10,057
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	5,082	5,159
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Veros Auto Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	897	903
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	7,250	7,500
Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	1,000	1,012
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	884	892
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (g)	1,853	1,850
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (a) (g)	2,176	2,176
VOLT CIII LLC Series 2021-CF1, Class A1, 4.99%, 8/25/2051 (a) (g)	2,116	2,115
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a) (g)	4,654	4,642
VOLT CVI LLC Series 2021-NP12, Class A1, 5.73%, 12/26/2051 (a) (g)	2,732	2,732
VOLT XCII LLC Series 2021-NPL1, Class A1, 5.89%, 2/27/2051 (a) (g)	350	350
VOLT XCIII LLC Series 2021-NPL2, Class A1, 5.89%, 2/27/2051 (a) (g)	2,132	2,133
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (g)	1,887	1,887
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (g)	2,000	2,001
VOLT XCVI LLC Series 2021-NPL5, Class A1, 6.12%, 3/27/2051 (a) (g)	1,125	1,125
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (g)	1,711	1,713
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	2,500	2,579
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	2,902	2,939
Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	2,599	2,634
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	4,914	4,871
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	13,000	12,869
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	3,090
Series 2024-1A, Class D, 6.02%, 10/15/2029 (a)	2,000	2,045
Wingspire Equipment Finance LLC Series 2024-1A, Class C, 5.28%, 9/20/2032 (a)	1,000	1,006
Total Asset-Backed Securities (Cost $818,280)		816,585
Collateralized Mortgage Obligations — 12.0%
Alternative Loan Trust Series 2004-25CB, Class A1, 6.00%, 12/25/2034	118	105
SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (h)	221	218
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (h)	1,060	976
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (h)	4,000	3,743
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (h)	56	54
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (h)	134	130
CFMT LLC Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (a) (h)	2,000	1,923
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	486	299
Series 2006-HYB2, Class 2A1B, 4.63%, 4/20/2036 (h)	67	59
CIM Trust Series 2019-INV2, Class A11, 5.42%, 5/25/2049 (a) (h)	62	59
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2, 6.00%, 12/25/2041 (a) (h)	9,450	9,509
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	677	611
CSMC Trust Series 2021-RPL1, Class A1, 4.08%, 9/27/2060 (a) (h)	3,729	3,719
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 5.93%, 10/25/2047 (h)	572	451
FHLMC, REMIC
Series 3036, Class NE, 5.00%, 9/15/2035	70	71
Series 3294, Class NE, 5.50%, 3/15/2037	151	157
Series 3878, Class PL, 4.50%, 11/15/2040	8,325	8,311
Series 4012, Class GS, IF, IO, 2.05%, 3/15/2042 (h)	3,796	533
Series 5182, Class D, 2.50%, 11/25/2043	18,785	17,342
Series 4338, Class SA, IF, IO, 1.55%, 5/15/2044 (h)	3,445	369
Series 4477, Class SA, IF, IO, 1.70%, 5/15/2045 (h)	3,380	381
Series 4505, Class SA, IF, IO, 1.70%, 8/15/2045 (h)	2,906	317
Series 4681, Class SD, IF, IO, 1.70%, 5/15/2047 (h)	262	30
Series 5194, Class H, 2.50%, 10/25/2047	33,613	29,999
Series 4925, Class SH, IF, IO, 1.63%, 10/25/2049 (h)	6,311	613
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 4954, Class SB, IF, IO, 1.58%, 2/25/2050 (h)	6,437	748
Series 5021, Class MI, IO, 3.00%, 10/25/2050	21,843	3,777
Series 4632, Class MA, 4.00%, 8/15/2054	4,527	4,418
Series 4634, Class MD, 5.00%, 11/15/2054	6,950	6,926
Series 5470, Class FG, 5.55%, 11/25/2054 (h)	23,877	23,837
Series 5472, Class FE, 5.70%, 11/25/2054 (h)	26,534	26,686
Series 5481, Class FA, 5.75%, 12/25/2054 (h)	22,183	22,359
Series 5481, Class FC, 5.85%, 12/25/2054 (h)	30,687	31,071
Series 4630, Class MA, 4.00%, 1/15/2055	5,745	5,677
Series 4839, Class WS, IF, IO, 1.65%, 8/15/2056 (h)	11,169	1,499
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 1.55%, 8/15/2042 (h)	2,885	285
Series 342, Class S7, IF, IO, 1.66%, 2/15/2045 (h)	1,206	123
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2M2, 6.35%, 11/25/2041 (a) (h)	6,500	6,579
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	689	59
Series 2024-101, Class DV, 5.50%, 12/25/2035	4,944	5,076
Series 2025-4, Class PV, 5.50%, 1/25/2036	5,212	5,373
Series 2015-85, Class SA, IF, IO, 1.15%, 11/25/2045 (h)	2,893	308
Series 2016-74, Class GS, IF, IO, 1.53%, 10/25/2046 (h)	1,418	182
Series 2017-31, Class SG, IF, IO, 1.63%, 5/25/2047 (h)	7,121	791
Series 2019-31, Class S, IF, IO, 1.58%, 7/25/2049 (h)	3,442	396
Series 2024-20, Class MA, 5.00%, 11/25/2049	26,494	26,445
Series 2022-42, Class EA, 3.75%, 6/25/2052	52,757	50,607
Series 2022-43, Class P, 4.00%, 7/25/2052	8,408	8,135
Series 2024-67, Class FA, 5.52%, 9/25/2054 (h)	5,931	5,915
Series 2024-96, Class FA, 5.75%, 12/25/2054 (h)	13,249	13,350
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	233	42
Series 2015-123, Class SE, IF, IO, 1.29%, 9/20/2045 (h)	3,577	349
Series 2016-108, Class SM, IF, IO, 1.67%, 8/20/2046 (h)	639	87
Series 2024-110, Class LC, 3.50%, 4/20/2048	29,830	28,410
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	285

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-139, Class SB, IF, IO, 1.72%, 10/20/2048 (h)	5,181	759
Series 2025-4, Class LA, 3.00%, 7/20/2051	17,421	16,194
Series 2024-184, Class BG, 3.50%, 10/20/2051	6,808	6,476
Series 2025-1, Class GC, 3.50%, 10/20/2051	16,723	15,811
Series 2024-151, Class HB, 4.50%, 10/20/2052	36,278	35,397
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (g)	5,444	5,439
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (g)	2,673	2,690
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (g)	3,650	3,671
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (g)	4,714	4,735
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	2,355	2,381
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (g)	5,250	5,223
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (h)	3,041	2,696
NYMT Loan Trust Series 2021-SP1, Class A1, 4.67%, 8/25/2061 (a) (g)	3,887	3,865
PRPM LLC Series 2021-8, Class A1, 4.74%, 9/25/2026 (a) (h)	4,324	4,316
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 ‡ (a) (g) (i)	1,135	1,136
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 4.81%, 7/25/2046 (h)	865	614
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 5.72%, 5/25/2035 (h)	48	48
Total Collateralized Mortgage Obligations (Cost $475,803)		470,940
U.S. Treasury Obligations — 11.4%
U.S. Treasury Notes
4.13%, 6/15/2026	3,010	3,013
4.25%, 3/15/2027	2,940	2,954
4.50%, 5/15/2027	93,390	94,389
3.25%, 6/30/2027	2,140	2,106
4.38%, 7/15/2027	42,470	42,847
3.75%, 8/15/2027	93,815	93,313
3.38%, 9/15/2027	6,420	6,328
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

3.88%, 10/15/2027	26,815	26,748
4.13%, 10/31/2027	214	215
4.00%, 12/15/2027	170,810	170,957
3.50%, 1/31/2028	1,690	1,668
4.63%, 9/30/2028	1,230	1,256
Total U.S. Treasury Obligations (Cost $443,167)		445,794
Mortgage-Backed Securities — 9.6%
FHLMC
Pool # 841360, ARM, 6.74%, 11/1/2046 (h)	16,395	16,948
Pool # 841368, ARM, 6.84%, 9/1/2047 (h)	4,690	4,829
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	1,370	1,347
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	23	22
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	141	139
FHLMC UMBS, 10 Year
Pool # RD5034, 2.00%, 9/1/2030	16,899	16,064
Pool # RD5053, 2.00%, 3/1/2031	11,343	10,731
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	1,678	1,635
Pool # SB8184, 4.00%, 10/1/2037	8,737	8,517
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	10,475	9,982
Pool # SD8233, 5.00%, 7/1/2052	6,832	6,749
Pool # SD8343, 6.00%, 7/1/2053	42,534	43,411
Pool # SD7572, 6.50%, 5/1/2054	6,211	6,456
Pool # SD6636, 5.50%, 10/1/2054	16,554	16,691
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	2,111	2,075
Pool # AL9552, 3.50%, 8/1/2031	162	159
Pool # AS9697, 3.50%, 5/1/2032	62	60
Pool # FM1156, 2.50%, 4/1/2033	4,653	4,439
Pool # FS2930, 4.00%, 9/1/2037	9,081	8,859
Pool # MA5558, 5.00%, 12/1/2039	17,340	17,437
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	110	107
Pool # MA1527, 3.00%, 8/1/2033	71	67
Pool # MA1921, 3.50%, 6/1/2034	3,862	3,729
Pool # FM3933, 3.00%, 6/1/2037	18,097	17,031
Pool # CA1791, 3.50%, 2/1/2038	7,127	6,868
Pool # FM3075, 3.50%, 11/1/2039	21,167	20,030
Pool # CA8310, 2.50%, 12/1/2040	11,832	10,454
SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	23,709	22,890
Pool # AL7453, 4.00%, 2/1/2045	3,014	2,927
Pool # FS2237, 4.00%, 10/1/2046	24,273	23,400
Pool # FS1847, 4.00%, 1/1/2049	7,272	6,928
Pool # FS0085, 4.00%, 11/1/2050	12,443	11,851
Pool # MA4842, 5.50%, 12/1/2052	7,227	7,287
Pool # MA5216, 6.00%, 12/1/2053	20,303	20,679
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	7,952	7,474
Pool # BF0144, 3.50%, 10/1/2056	4,643	4,203
Pool # BF0184, 4.00%, 2/1/2057	2,353	2,211
Pool # BF0263, 3.50%, 5/1/2058	4,629	4,190
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	3,204	3,097
Pool # 787548, 5.50%, 9/20/2054	22,489	22,647
Total Mortgage-Backed Securities (Cost $384,760)		374,620
Commercial Mortgage-Backed Securities — 6.4%
BHMS Series 2018-ATLS, Class A, 5.86%, 7/15/2035 (a) (h)	500	500
BX
Series 2021-MFM1, Class D, 5.93%, 1/15/2034 (a) (h)	1,400	1,395
Series 2021-MFM1, Class E, 6.68%, 1/15/2034 (a) (h)	1,782	1,768
BX Commercial Mortgage Trust Series 2024-MF, Class B, 6.00%, 2/15/2039 (a) (h)	708	709
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 4.16%, 4/10/2048 (h)	3,600	3,415
Series 2015-GC31, Class C, 4.03%, 6/10/2048 (h)	530	266
Series 2015-GC33, Class B, 4.57%, 9/10/2058 (h)	3,500	3,247
Commercial Mortgage Trust
Series 2014-CR14, Class B, 3.77%, 2/10/2047 (h)	2,527	2,422
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,000	1,740
Series 2014-CR19, Class D, 4.51%, 8/10/2047 (a) (h)	1,259	1,200
Series 2014-UBS5, Class C, 4.66%, 9/10/2047 (h)	2,750	2,530
Series 2014-CR20, Class C, 4.74%, 11/10/2047 (h)	507	487
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2014-CR21, Class D, 4.23%, 12/10/2047 (a) (h)	325	319
Series 2015-CR23, Class D, 4.38%, 5/10/2048 (h)	2,000	1,610
Series 2015-LC21, Class D, 4.30%, 7/10/2048 (h)	1,000	894
Series 2015-CR25, Class B, 4.52%, 8/10/2048 (h)	5,899	5,830
Series 2015-CR26, Class B, 4.46%, 10/10/2048 (h)	2,550	2,501
Series 2015-PC1, Class B, 4.30%, 7/10/2050 (h)	3,150	3,057
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.55%, 11/15/2048 (h)	2,973	2,811
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (a) (h)	367	366
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC06, Class X1, IO, 0.88%, 6/25/2026 (h)	34,363	206
Series K734, Class X3, IO, 2.17%, 7/25/2026 (h)	35,700	786
Series KC05, Class X1, IO, 1.21%, 6/25/2027 (h)	24,881	442
Series K068, Class X1, IO, 0.41%, 8/25/2027 (h)	226,633	2,054
Series K739, Class X1, IO, 1.18%, 9/25/2027 (h)	62,277	1,365
Series K078, Class X1, IO, 0.08%, 6/25/2028 (h)	48,117	184
Series K090, Class X3, IO, 2.31%, 10/25/2029 (h)	32,598	2,766
Series K112, Class X1, IO, 1.43%, 5/25/2030 (h)	24,734	1,510
Series Q012, Class X, IO, 4.03%, 9/25/2035 (h)	11,632	1,792
Series K061, Class X3, IO, 1.98%, 12/25/2044 (h)	2,775	91
Series K070, Class X3, IO, 2.04%, 12/25/2044 (h)	16,537	849
Series K072, Class X3, IO, 2.14%, 12/25/2045 (h)	1,200	66
Series K087, Class X3, IO, 2.28%, 1/25/2046 (h)	13,786	1,035
Series K097, Class X3, IO, 2.02%, 9/25/2046 (h)	20,477	1,585
Series K104, Class X3, IO, 1.89%, 2/25/2047 (h)	25,300	2,015
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	287

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K088, Class X3, IO, 2.35%, 2/25/2047 (h)	9,575	771
Series K735, Class X3, IO, 2.15%, 5/25/2047 (h)	40,532	1,013
Series K093, Class X3, IO, 2.21%, 5/25/2047 (h)	50,000	4,010
Series K095, Class X3, IO, 2.10%, 8/25/2047 (h)	25,000	2,004
Series K736, Class X3, IO, 2.02%, 9/25/2047 (h)	50,000	1,299
Series K099, Class X3, IO, 1.95%, 10/25/2047 (h)	13,745	1,022
Series K105, Class X3, IO, 1.92%, 3/25/2048 (h)	40,058	3,353
Series K111, Class X3, IO, 3.18%, 4/25/2048 (h)	15,644	2,185
Series K110, Class X3, IO, 3.40%, 6/25/2048 (h)	15,544	2,197
Series K114, Class X3, IO, 2.74%, 8/25/2048 (h)	10,750	1,267
Series K115, Class X3, IO, 2.96%, 9/25/2048 (h)	21,273	2,757
Series K125, Class X3, IO, 2.65%, 2/25/2049 (h)	15,690	2,015
FNMA ACES
Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (h)	46,397	2,833
Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (h)	28,213	1,265
Series 2020-M37, Class X, IO, 1.02%, 4/25/2032 (h)	67,100	2,637
FREMF Series 2018-KF46, Class B, 6.39%, 3/25/2028 (a) (h)	12	11
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.94%, 9/25/2024 (a) (h)	59	59
Series 2018-KF53, Class B, 6.49%, 10/25/2025 (h)	369	365
Series 2019-KC03, Class B, 4.33%, 1/25/2026 (a) (h)	5,000	4,900
Series 2019-KF60, Class B, 6.79%, 2/25/2026 (a) (h)	635	625
Series 2019-KF62, Class B, 6.49%, 4/25/2026 (a) (h)	212	205
Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (h)	7,600	7,247
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	97,842	272
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2018-K82, Class D, PO, 10/25/2028 (a)	9,393	6,969
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	24,695	77
Series 2019-KC07, Class C, 3.63%, 10/25/2029 (a) (h)	4,700	3,800
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (h)	7,500	5,914
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,000	6,431
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,900	4,975
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,000	5,632
Series 2020-K115, Class D, PO, 9/25/2053 (a)	7,500	4,970
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	81,084	334
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	18,200	79
Series 2020-K118, Class D, PO, 10/25/2053 (a)	7,500	4,773
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	82,152	342
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	16,750	73
Series 2020-K739, Class D, PO, 11/25/2053 (a)	7,000	5,519
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	70,584	131
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	17,500	37
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000	3,108
GS Mortgage Securities Trust
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (h)	2,250	685
Series 2015-GC30, Class C, 4.05%, 5/10/2050 (h)	3,695	3,307
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,500	3,430
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 (h)	7,732	5,909
Series 2015-C31, Class B, 4.64%, 8/15/2048 (h)	4,410	4,190
Series 2015-C31, Class C, 4.64%, 8/15/2048 (h)	3,360	2,688
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (a) (h)	4,600	3,977
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.49%, 3/15/2050 (a) (h)	3,725	2,665
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (h)	856	802
SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Life Mortgage Trust Series 2021-BMR, Class C, 5.53%, 3/15/2038 (a) (h)	1,964	1,954
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 6.03%, 4/15/2038 (a) (h)	1,800	1,798
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	3,150	2,776
Series 2015-C24, Class C, 4.31%, 5/15/2048 (h)	2,060	1,970
Series 2016-C31, Class B, 3.88%, 11/15/2049 (h)	2,577	2,395
Series 2015-C23, Class D, 4.13%, 7/15/2050 (a) (h)	2,000	1,931
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.02%, 5/15/2048 (h)	5,450	5,193
Series 2020-HR8, Class XA, IO, 1.78%, 7/15/2053 (h)	18,734	1,415
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,229
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,109
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,516
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	5,384
PRM5 Trust
Series 2025-PRM5, Class C, 4.67%, 3/10/2033 (a) (h)	310	306
Series 2025-PRM5, Class D, 5.25%, 3/10/2033 (a) (h)	220	217
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	3,009	3,053
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	260
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 6.08%, 11/15/2036 (a) (h)	3,600	3,583
Series 2021-LIH, Class C, 6.38%, 11/15/2036 (a) (h)	2,200	2,188
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (h)	686	667
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	2,500	2,206
Series 2015-C29, Class C, 4.21%, 6/15/2048 (h)	3,750	3,662
Series 2018-C43, Class A3, 3.75%, 3/15/2051	586	571
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2015-LC22, Class D, 4.54%, 9/15/2058 (h)	10,106	8,629
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 (h)	39	38
Series 2014-C22, Class C, 3.62%, 9/15/2057 (h)	8,583	7,081
Series 2014-C22, Class D, 3.76%, 9/15/2057 (a) (h)	1,000	500
Series 2014-C22, Class B, 4.37%, 9/15/2057 (h)	3,000	2,730
Total Commercial Mortgage-Backed Securities (Cost $275,816)		252,303
Foreign Government Securities — 1.3%
Arab Republic of Egypt 7.60%, 3/1/2029 (e)	5,550	5,378
Benin Government Bond 7.96%, 2/13/2038 (a)	1,420	1,335
Commonwealth of the Bahamas 6.00%, 11/21/2028 (e)	1,400	1,338
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	3,040	2,836
7.05%, 2/3/2031 (a)	1,140	1,186
Federal Republic of Nigeria 6.50%, 11/28/2027 (e)	3,600	3,511
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (e)	1,300	1,293
6.13%, 1/29/2026 (e)	2,800	2,788
Islamic Republic of Pakistan
6.00%, 4/8/2026 (e)	800	771
6.88%, 12/5/2027 (e)	2,500	2,325
7.38%, 4/8/2031 (a)	800	698
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,030	2,197
Lebanese Republic 6.38%, 3/9/2020 (b) (e)	4,362	820
Republic of Angola
9.50%, 11/12/2025 (e)	900	904
8.25%, 5/9/2028 (e)	2,000	1,901
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (e)	3,300	3,286
5.75%, 12/31/2032 (e) (g)	223	212
7.63%, 1/30/2033 (a)	1,890	1,851
Republic of Ecuador 6.90%, 7/31/2030 (e) (g)	3,000	1,979
Republic of El Salvador
8.63%, 2/28/2029 (e)	1,600	1,669
9.25%, 4/17/2030 (e)	1,150	1,219
Republic of Honduras 8.63%, 11/27/2034 (a)	600	591
Republic of Iraq 5.80%, 1/15/2028 (e)	1,851	1,816
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	289

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Kenya 9.50%, 3/5/2036 (a)	2,409	2,329
Republic of Senegal 6.25%, 5/23/2033 (e)	2,000	1,561
Republic of South Africa 7.10%, 11/19/2036 (a)	2,385	2,340
Suriname Government International Bond 7.95%, 7/15/2033 (d) (e)	1,218	1,175
Total Foreign Government Securities (Cost $52,820)		49,309
Loan Assignments — 0.5% (c) (j)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/31/2031	700	698
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.56%, 3/31/2028	1,911	1,912
Building Products — 0.0% ^
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	1,079	1,075
Construction & Engineering — 0.0% ^
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 6/23/2028 (k)	1,250	1,243
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/4/2027	1,038	1,038
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.06%, 3/2/2027	1,054	1,053
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	1,756	1,751
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.50%), 6.89%, 7/21/2028	537	536
Genesee & Wyoming, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 1.75%), 6.08%, 4/10/2031 (k)	1,000	996
		3,283
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — 0.0% ^
PAREXEL International, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028	1,037	1,038
IT Services — 0.1%
MH Sub I LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/3/2028	1,186	1,159
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/31/2031	803	769
		1,928
Oil, Gas & Consumable Fuels — 0.0% ^
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/22/2030	675	675
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 9.30%, 4/20/2028	688	702
Professional Services — 0.1%
WEC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.56%, 1/27/2031	1,343	1,340
Software — 0.1%
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.58%, 7/6/2029	698	637
UKG, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/10/2031	990	990
		1,627
Specialty Retail — 0.0% ^
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029	1,059	1,055
Total Loan Assignments (Cost $18,829)		18,667
Municipal Bonds — 0.1% (h) (l)
California — 0.1%
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $2,151)	51,761	2,307
SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. Morgan Income Funds	February 28, 2025

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	4	753
Specialty Retail — 0.0% ^
Rite Aid ‡ * (b)	1	—
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	15	525
Total Common Stocks (Cost $555)		1,278
Short-Term Investments — 2.9%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (m) (n) (Cost $104,075)	104,049	104,091
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.25%, 7/24/2025 (o) (p) (Cost $8,150)	8,289	8,152
Total Short-Term Investments (Cost $112,225)		112,243
Total Investments — 100.1% (Cost $3,964,077)		3,915,045
Liabilities in Excess of Other Assets — (0.1)%		(2,457)
NET ASSETS — 100.0%		3,912,588

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of February 28, 2025.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of
February 28, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of February 28, 2025.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(f)	Value is zero.
(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of February 28, 2025.

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	291

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF February 28, 2025 (continued)
(h)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of February 28, 2025.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	All or a portion of this security is unsettled as of February 28, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of February 28, 2025.
(o)	The rate shown is the effective yield as of February 28, 2025.
(p)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of February 28, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	2,895	06/30/2025	USD	599,265	1,105
U.S. Treasury 5 Year Note	5,518	06/30/2025	USD	595,987	2,413
3,518
Short Contracts
U.S. Treasury 10 Year Note	(1,472)	06/18/2025	USD	(163,737)	(887)
U.S. Treasury 10 Year Ultra Note	(844)	06/18/2025	USD	(96,638)	(753)
U.S. Treasury Long Bond	(286)	06/18/2025	USD	(33,882)	(265)
U.S. Treasury Ultra Bond	(82)	06/18/2025	USD	(10,237)	(125)
(2,030)
1,488

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of February 28, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	3.09	USD 30,750	(2,075)	(582)	(2,657)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

292	J.P. Morgan Income Funds	February 28, 2025

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	293

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025
(Amounts in thousands, except per share amounts)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
ASSETS:
Investments in non-affiliates, at value	$48,306,966	$22,046,050	$285,516	$1,949,996
Investments in affiliates, at value	1,927,258	1,752,942	9,982	39,433
Investments of cash collateral received from securities loaned, at value (See Note 2.F.)	—	628	—	—
Cash	—	—	689	175
Foreign currency, at value	5	29	2	—
Deposits at broker for futures contracts	77,010	280	—	—
Deposits at broker for centrally cleared swaps	—	1,140	—	—
Receivables:
Investment securities sold	16,197	58,308	2,700	35
Fund shares sold	317,447	20,452	1	3,034
Interest from non-affiliates	303,390	145,214	1,438	7,555
Dividends from affiliates	5,833	6,164	35	160
Securities lending income (See Note 2.F.)	—	1	—	—
Variation margin on futures contracts	25,809	16,512	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	109	—	—
Unrealized appreciation on unfunded commitments	—	—	— (a)	—
Total Assets	50,979,915	24,047,829	300,363	2,000,388
LIABILITIES:
Payables:
Due to custodian	16,995	23,198	—	—
Investment securities purchased	64,354	31,699	6,716	—
Investment securities purchased — delayed delivery securities	805,915	1,099,899	—	—
Collateral received on securities loaned (See Note 2.F.)	—	628	—	—
Fund shares redeemed	127,154	120,279	470	1,392
Unrealized depreciation on forward foreign currency exchange contracts	—	71	—	—
Accrued liabilities:
Investment advisory fees	10,190	4,868	99	334
Administration fees	1,313	1,066	2	64
Distribution fees	545	361	11	68
Service fees	2,885	458	15	132
Custodian and accounting fees	278	152	23	21
Trustees’ and Chief Compliance Officer’s fees	3	2	— (a)	— (a)
Other	1,793	861	110	128
Total Liabilities	1,031,425	1,283,542	7,446	2,139
Net Assets	$49,948,490	$22,764,287	$292,917	$1,998,249

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

294	J.P. Morgan Income Funds	February 28, 2025

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
NET ASSETS:
Paid-in-Capital	$53,348,372	$24,801,762	$662,876	$2,203,769
Total distributable earnings (loss)	(3,399,882)	(2,037,475)	(369,959)	(205,520)
Total Net Assets	$49,948,490	$22,764,287	$292,917	$1,998,249
Net Assets:
Class A	$2,237,963	$1,604,871	$46,007	$256,861
Class C	159,309	68,388	4,265	11,659
Class I	22,263,080	7,078,278	145,693	818,219
Class R2	49,951	39,865	—	12,843
Class R3	59,394	17,859	—	39,559
Class R4	365	11,427	—	6,393
Class R5	189,652	4,870	—	—
Class R6	24,988,776	13,938,729	96,952	852,715
Total	$49,948,490	$22,764,287	$292,917	$1,998,249
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	216,596	220,881	5,537	26,685
Class C	15,279	9,338	516	1,215
Class I	2,156,515	974,777	17,536	85,070
Class R2	4,842	5,487	—	1,335
Class R3	5,771	2,462	—	4,114
Class R4	36	1,576	—	665
Class R5	18,405	670	—	—
Class R6	2,416,635	1,917,522	11,665	88,676
Net Asset Value (a):
Class A — Redemption price per share	$10.33	$7.27	$8.31	$9.63
Class C — Offering price per share (b)	10.43	7.32	8.27	9.59
Class I — Offering and redemption price per share	10.32	7.26	8.31	9.62
Class R2 — Offering and redemption price per share	10.32	7.26	—	9.61
Class R3 — Offering and redemption price per share	10.29	7.25	—	9.62
Class R4 — Offering and redemption price per share	10.30	7.25	—	9.62
Class R5 — Offering and redemption price per share	10.30	7.27	—	—
Class R6 — Offering and redemption price per share	10.34	7.27	8.31	9.62
Class A maximum sales charge	3.75%	3.75%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$10.73	$7.55	$8.50	$10.01
Cost of investments in non-affiliates	$50,621,928	$22,678,622	$298,853	$2,116,317
Cost of investments in affiliates	1,926,824	1,752,533	9,982	39,433
Cost of foreign currency	5	33	2	—
Investment securities on loan, at value (See Note 2.F.)	—	1	—	—
Cost of investment of cash collateral (See Note 2.F.)	—	628	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	295

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund
ASSETS:
Investments in non-affiliates, at value	$5,262,451	$13,735,860	$5,888,509	$10,090,678
Investments in affiliates, at value	144,588	27,613	361,182	158,186
Restricted cash for OTC derivatives	—	29,850	—	—
Restricted cash for delayed delivery securities	—	17,990	—	—
Cash	115	—	—	—
Foreign currency, at value	619	—	—	—
Deposits at broker for futures contracts	—	37,408	—	—
Deposits at broker for centrally cleared swaps	—	34,932	—	—
Receivables:
Investment securities sold	1	18,478	10	68
Investment securities sold — delayed delivery securities	2,408	1,363,948	—	—
Fund shares sold	6,367	18,829	8,184	18,120
Interest from non-affiliates	78,112	100,820	19,046	68,960
Dividends from affiliates	411	735	1,204	622
Variation margin on futures contracts	—	2,677	1,204	—
Variation margin on centrally cleared swaps	—	841	—	—
Unrealized appreciation on unfunded commitments	— (a)	—	—	—
Total Assets	5,495,072	15,389,981	6,279,339	10,336,634
LIABILITIES:
Payables:
Due to custodian	—	8,608	9,864	1
Distributions	—	1,853	—	—
TBA short commitments, at value	—	1,388,899	—	—
Investment securities purchased	13,779	73,197	—	27,279
Investment securities purchased — delayed delivery securities	2,826	947,512	306,393	25,330
Interest expense to non-affiliates on securities sold short	—	2	—	—
Fund shares redeemed	17,970	28,810	5,264	12,710
Variation margin on futures contracts	—	—	—	1,816
Unrealized depreciation on unfunded commitments	—	— (a)	—	—
Outstanding OTC swap contracts, at value	—	30,014	—	—
Accrued liabilities:
Investment advisory fees	1,805	2,762	716	1,401
Administration fees	145	651	117	426
Distribution fees	133	468	26	159
Service fees	158	22	390	121
Custodian and accounting fees	44	116	58	75
Trustees’ and Chief Compliance Officer’s fees	1	1	1	1
Other	345	495	220	460
Total Liabilities	37,206	2,483,410	323,049	69,779
Net Assets	$5,457,866	$12,906,571	$5,956,290	$10,266,855

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

296	J.P. Morgan Income Funds	February 28, 2025

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund
NET ASSETS:
Paid-in-Capital	$6,257,892	$14,194,981	$6,347,440	$10,545,935
Total distributable earnings (loss)	(800,026)	(1,288,410)	(391,150)	(279,080)
Total Net Assets	$5,457,866	$12,906,571	$5,956,290	$10,266,855
Net Assets:
Class A	$510,557	$650,028	$107,063	$734,787
Class C	60,142	616,661	9,198	34,045
Class I	820,139	8,474,468	3,329,247	1,874,450
Class R2	2,762	—	—	—
Class R3	342	—	—	—
Class R4	73	—	—	—
Class R5	3,650	—	—	—
Class R6	4,060,201	3,165,414	2,510,782	7,623,573
Total	$5,457,866	$12,906,571	$5,956,290	$10,266,855
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	78,593	75,764	10,092	67,720
Class C	9,228	71,845	898	3,113
Class I	125,238	989,018	323,994	172,492
Class R2	426	—	—	—
Class R3	52	—	—	—
Class R4	11	—	—	—
Class R5	556	—	—	—
Class R6	619,312	369,410	244,423	701,536
Net Asset Value (a):
Class A — Redemption price per share	$6.50	$8.58	$10.61	$10.85
Class C — Offering price per share (b)	6.52	8.58	10.25	10.94
Class I — Offering and redemption price per share	6.55	8.57	10.28	10.87
Class R2 — Offering and redemption price per share	6.48	—	—	—
Class R3 — Offering and redemption price per share	6.55	—	—	—
Class R4 — Offering and redemption price per share	6.55	—	—	—
Class R5 — Offering and redemption price per share	6.57	—	—	—
Class R6 — Offering and redemption price per share	6.56	8.57	10.27	10.87
Class A maximum sales charge	3.75%	3.75%	3.75%	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$6.75	$8.91	$11.02	$11.10
Cost of investments in non-affiliates	$5,342,705	$14,027,830	$6,128,699	$10,086,398
Cost of investments in affiliates	144,588	27,607	361,120	158,186
Cost of foreign currency	715	—	—	—
Proceeds from short TBAs	—	1,361,392	—	—
Net upfront receipts on centrally cleared swaps	—	(52,516)	—	—
Net upfront receipts on OTC swap contracts	—	(8,535)	—	—

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	297

STATEMENTS OF ASSETS AND LIABILITIES
AS OF February 28, 2025 (continued)
(Amounts in thousands, except per share amounts)

JPMorgan Short Duration Core Plus Fund
ASSETS:
Investments in non-affiliates, at value	$3,810,954
Investments in affiliates, at value	104,091
Cash	439
Receivables:
Investment securities sold	322
Investment securities sold — delayed delivery securities	726
Fund shares sold	3,318
Interest from non-affiliates	28,132
Dividends from affiliates	13
Variation margin on futures contracts	1,043
Variation margin on centrally cleared swaps	39
Total Assets	3,949,077
LIABILITIES:
Payables:
Investment securities purchased	14,706
Investment securities purchased — delayed delivery securities	18,385
Fund shares redeemed	1,739
Accrued liabilities:
Investment advisory fees	718
Administration fees	217
Distribution fees	130
Service fees	102
Custodian and accounting fees	38
Trustees’ and Chief Compliance Officer’s fees	— (a)
Other	454
Total Liabilities	36,489
Net Assets	$3,912,588

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

298	J.P. Morgan Income Funds	February 28, 2025

JPMorgan Short Duration Core Plus Fund
NET ASSETS:
Paid-in-Capital	$4,455,640
Total distributable earnings (loss)	(543,052)
Total Net Assets	$3,912,588
Net Assets:
Class A	$538,235
Class C	50,082
Class I	1,657,883
Class R6	1,666,388
Total	$3,912,588
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	57,568
Class C	5,371
Class I	177,309
Class R6	178,252
Net Asset Value (a):
Class A — Redemption price per share	$9.35
Class C — Offering price per share (b)	9.33
Class I — Offering and redemption price per share	9.35
Class R6 — Offering and redemption price per share	9.35
Class A maximum sales charge	2.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.57
Cost of investments in non-affiliates	$3,860,002
Cost of investments in affiliates	104,075
Net upfront receipts on centrally cleared swaps	(2,075)

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	299

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025
(Amounts in thousands)

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,989,677	$1,034,847	$24,870	$61,494
Interest income from affiliates	69	84	8	1
Dividend income from non-affiliates	—	1,689	1,172	—
Dividend income from affiliates	109,958	88,580	1,269	2,666
Income from securities lending (net) (See Note 2.F.)	—	7	—	—
Foreign taxes withheld (net)	—	48	—	—
Total investment income	2,099,704	1,125,255	27,319	64,161
EXPENSES:
Investment advisory fees	131,737	63,344	1,750	5,377
Administration fees	15,985	12,811	239	1,444
Distribution fees:
Class A	5,413	3,813	114	656
Class C	1,203	506	34	98
Class R2	244	193	—	61
Class R3	143	41	—	95
Service fees:
Class A	5,413	3,813	114	656
Class C	401	169	11	33
Class I	52,672	15,649	418	2,084
Class R2	122	96	—	30
Class R3	143	41	—	95
Class R4	2	17	—	16
Class R5	182	2	—	—
Custodian and accounting fees	1,686	918	157	112
Interest expense to affiliates	162	219	—	—
Professional fees	293	200	114	78
Trustees’ and Chief Compliance Officer’s fees	172	91	26	31
Printing and mailing costs	2,302	884	33	142
Registration and filing fees	1,900	1,292	98	40
Transfer agency fees (See Note 2.K.)	568	293	10	67
Other	820	539	17	31
Total expenses	221,563	104,931	3,135	11,146
Less fees waived	(22,892)	(16,082)	(756)	(2,779)
Less expense reimbursements	—	—	—	(4)
Net expenses	198,671	88,849	2,379	8,363
Net investment income (loss)	1,901,033	1,036,406	24,940	55,798
SEE NOTES TO FINANCIAL STATEMENTS.

300	J.P. Morgan Income Funds	February 28, 2025

	JPMorgan Core Bond Fund	JPMorgan Core Plus Bond Fund	JPMorgan Floating Rate Income Fund	JPMorgan Government Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(243,730)	$(219,422)	$(711)	$(557)
Investments in affiliates	(167)	(244)	—	—
Futures contracts	(18,418)	(41,760)	—	—
Foreign currency transactions	—	(205)	—	—
Forward foreign currency exchange contracts	—	1,441	—	—
Swaps	—	(5,735)	107	—
Net realized gain (loss)	(262,315)	(265,925)	(604)	(557)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,192,676	654,887	(4,590)	48,130
Investments in affiliates	(26)	158	—	—
Futures contracts	14,606	(8,236)	—	—
Foreign currency translations	—	— (a)	—	—
Forward foreign currency exchange contracts	—	(99)	—	—
Swaps	—	4,376	—	—
Unfunded commitments	—	—	— (a)	—
Change in net unrealized appreciation/depreciation	1,207,256	651,086	(4,590)	48,130
Net realized/unrealized gains (losses)	944,941	385,161	(5,194)	47,573
Change in net assets resulting from operations	$2,845,974	$1,421,567	$19,746	$103,371

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	301

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025 (continued)
(Amounts in thousands)

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$382,365	$630,132	$224,858	$392,582
Interest income from affiliates	17	12	26	3
Dividend income from non-affiliates	10,143	3,448	—	—
Dividend income from affiliates	9,628	12,652	22,773	13,868
Total investment income	402,153	646,244	247,657	406,453
EXPENSES:
Investment advisory fees	26,685	31,034	14,073	19,766
Administration fees	4,012	7,697	4,232	6,754
Distribution fees:
Class A	1,186	1,403	267	1,704
Class C	365	4,164	70	239
Class R2	14	—	—	—
Class R3	1	—	—	—
Service fees:
Class A	1,186	1,403	267	1,704
Class C	122	1,388	23	79
Class I	2,125	16,713	7,556	4,558
Class R2	7	—	—	—
Class R3	1	—	—	—
Class R4	— (a)	—	—	—
Class R5	4	—	—	—
Custodian and accounting fees	243	633	354	424
Interest expense to affiliates	12	112	69	6
Professional fees	140	152	115	104
Trustees’ and Chief Compliance Officer’s fees	42	56	43	52
Printing and mailing costs	292	307	271	250
Registration and filing fees	259	396	344	213
Transfer agency fees (See Note 2.K.)	84	105	59	94
Other	58	97	74	119
Total expenses	36,838	65,660	27,817	36,066
Less fees waived	(6,874)	(19,099)	(9,524)	(8,001)
Less expense reimbursements	(34)	(4)	—	—
Net expenses	29,930	46,557	18,293	28,065
Net investment income (loss)	372,223	599,687	229,364	378,388

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

302	J.P. Morgan Income Funds	February 28, 2025

	JPMorgan High Yield Fund	JPMorgan Income Fund	JPMorgan Mortgage-Backed Securities Fund	JPMorgan Short Duration Bond Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$(45,926)	$(41,627)	$(4,845)	$473
Investments in affiliates	—	(46)	(116)	—
Futures contracts	—	(11,226)	(1,948)	(7,552)
Forward foreign currency exchange contracts	—	(9,912)	—	—
Swaps	858	(83,370)	—	—
Net realized gain (loss)	(45,068)	(146,181)	(6,909)	(7,079)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	207,599	410,782	155,044	161,657
Investments in affiliates	—	19	57	—
Futures contracts	—	5,672	433	920
Foreign currency translations	(25)	—	—	—
Forward foreign currency exchange contracts	—	1,402	—	—
Swaps	—	20,027	—	—
Unfunded commitments	— (a)	— (a)	—	—
Change in net unrealized appreciation/depreciation	207,574	437,902	155,534	162,577
Net realized/unrealized gains (losses)	162,506	291,721	148,625	155,498
Change in net assets resulting from operations	$534,729	$891,408	$377,989	$533,886

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	303

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED February 28, 2025 (continued)
(Amounts in thousands)

JPMorgan Short Duration Core Plus Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$161,360
Interest income from affiliates	5
Dividend income from non-affiliates	121
Dividend income from affiliates	5,692
Total investment income	167,178
EXPENSES:
Investment advisory fees	9,500
Administration fees	2,857
Distribution fees:
Class A	1,164
Class C	319
Service fees:
Class A	1,164
Class C	106
Class I	4,079
Custodian and accounting fees	208
Interest expense to affiliates	8
Professional fees	117
Trustees’ and Chief Compliance Officer’s fees	37
Printing and mailing costs	70
Registration and filing fees	39
Transfer agency fees (See Note 2.K.)	40
Other	64
Total expenses	19,772
Less fees waived	(4,568)
Net expenses	15,204
Net investment income (loss)	151,974
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(16,319)
Investments in affiliates	(31)
Futures contracts	(2,302)
Foreign currency transactions	— (a)
Swaps	(3,540)
Net realized gain (loss)	(22,192)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	123,087
Investments in affiliates	(1)
Futures contracts	1,350
Swaps	1,391
Change in net unrealized appreciation/depreciation	125,827
Net realized/unrealized gains (losses)	103,635
Change in net assets resulting from operations	$255,609

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

304	J.P. Morgan Income Funds	February 28, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,901,033	$1,494,554	$1,036,406	$740,210
Net realized gain (loss)	(262,315)	(491,833)	(265,925)	(710,030)
Change in net unrealized appreciation/depreciation	1,207,256	333,454	651,086	619,555
Change in net assets resulting from operations	2,845,974	1,336,175	1,421,567	649,735
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(80,305)	(67,600)	(69,549)	(60,720)
Class C	(4,945)	(4,664)	(2,612)	(2,251)
Class I	(835,932)	(610,975)	(305,275)	(189,362)
Class R2	(1,651)	(1,412)	(1,612)	(1,306)
Class R3	(2,097)	(1,579)	(743)	(362)
Class R4	(30)	(13)	(338)	(214)
Class R5	(7,295)	(7,720)	(113)	(550)
Class R6	(964,725)	(797,034)	(649,749)	(486,549)
Total distributions to shareholders	(1,896,980)	(1,490,997)	(1,029,991)	(741,314)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,467,415	9,573,805	3,120,920	2,971,279
NET ASSETS:
Change in net assets	5,416,409	9,418,983	3,512,496	2,879,700
Beginning of period	44,532,081	35,113,098	19,251,791	16,372,091
End of period	$49,948,490	$44,532,081	$22,764,287	$19,251,791
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	305

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$24,940	$22,950	$55,798	$49,433
Net realized gain (loss)	(604)	(4,850)	(557)	(5,158)
Change in net unrealized appreciation/depreciation	(4,590)	5,998	48,130	(3,380)
Change in net assets resulting from operations	19,746	24,098	103,371	40,895
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,926)	(3,584)	(6,896)	(6,736)
Class C	(370)	(395)	(275)	(332)
Class I	(14,710)	(13,917)	(24,079)	(21,918)
Class R2	—	—	(278)	(283)
Class R3	—	—	(968)	(661)
Class R4	—	—	(176)	(182)
Class R6	(8,989)	(5,160)	(23,065)	(19,231)
Total distributions to shareholders	(27,995)	(23,056)	(55,737)	(49,343)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(3,728)	(8,815)	137,932	11,746
NET ASSETS:
Change in net assets	(11,977)	(7,773)	185,566	3,298
Beginning of period	304,894	312,667	1,812,683	1,809,385
End of period	$292,917	$304,894	$1,998,249	$1,812,683
SEE NOTES TO FINANCIAL STATEMENTS.

306	J.P. Morgan Income Funds	February 28, 2025

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$372,223	$314,198	$599,687	$499,151
Net realized gain (loss)	(45,068)	(79,356)	(146,181)	(418,192)
Change in net unrealized appreciation/depreciation	207,574	195,930	437,902	501,154
Change in net assets resulting from operations	534,729	430,772	891,408	582,113
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(33,459)	(26,622)	(31,967)	(25,992)
Class C	(3,223)	(1,886)	(28,549)	(26,139)
Class I	(61,152)	(48,169)	(397,825)	(309,419)
Class R2	(193)	(179)	—	—
Class R3	(23)	(16)	—	—
Class R4	(6)	(5)	—	—
Class R5	(289)	(265)	—	—
Class R6	(290,952)	(241,004)	(151,379)	(138,725)
Total distributions to shareholders	(389,297)	(318,146)	(609,720)	(500,275)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	474,385	186,712	3,378,295	(921,223)
NET ASSETS:
Change in net assets	619,817	299,338	3,659,983	(839,385)
Beginning of period	4,838,049	4,538,711	9,246,588	10,085,973
End of period	$5,457,866	$4,838,049	$12,906,571	$9,246,588
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	307

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$229,364	$151,627	$378,388	$218,735
Net realized gain (loss)	(6,909)	(34,199)	(7,079)	(78,908)
Change in net unrealized appreciation/depreciation	155,534	28,585	162,577	191,834
Change in net assets resulting from operations	377,989	146,013	533,886	331,661
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(3,877)	(3,420)	(26,475)	(18,554)
Class C	(302)	(274)	(1,065)	(704)
Class I	(122,234)	(62,549)	(75,101)	(47,344)
Class R6	(103,779)	(83,926)	(272,349)	(150,917)
Total distributions to shareholders	(230,192)	(150,169)	(374,990)	(217,519)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	687,119	1,217,048	2,543,039	356,362
NET ASSETS:
Change in net assets	834,916	1,212,892	2,701,935	470,504
Beginning of period	5,121,374	3,908,482	7,564,920	7,094,416
End of period	$5,956,290	$5,121,374	$10,266,855	$7,564,920
SEE NOTES TO FINANCIAL STATEMENTS.

308	J.P. Morgan Income Funds	February 28, 2025

	JPMorgan Short Duration Core Plus Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$151,974	$135,303
Net realized gain (loss)	(22,192)	(115,826)
Change in net unrealized appreciation/depreciation	125,827	187,698
Change in net assets resulting from operations	255,609	207,175
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(17,731)	(11,750)
Class C	(1,417)	(810)
Class I	(65,381)	(65,557)
Class R6	(67,491)	(59,698)
Total distributions to shareholders	(152,020)	(137,815)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	65,382	(813,708)
NET ASSETS:
Change in net assets	168,971	(744,348)
Beginning of period	3,743,617	4,487,965
End of period	$3,912,588	$3,743,617
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	309

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$517,280	$622,530	$397,791	$449,976
Distributions reinvested	78,626	65,903	67,891	59,485
Cost of shares redeemed	(491,715)	(446,409)	(320,585)	(277,515)
Redemptions in-kind (See Note 8)	—	—	—	(511,583)
Change in net assets resulting from Class A capital transactions	104,191	242,024	145,097	(279,637)
Class C
Proceeds from shares issued	50,462	67,385	25,508	24,231
Distributions reinvested	4,839	4,589	2,599	2,243
Cost of shares redeemed	(59,456)	(80,477)	(26,322)	(35,113)
Change in net assets resulting from Class C capital transactions	(4,155)	(8,503)	1,785	(8,639)
Class I
Proceeds from shares issued	7,718,608	11,401,886	3,189,629	2,967,555
Distributions reinvested	805,649	582,843	278,046	170,360
Cost of shares redeemed	(6,267,738)	(5,236,258)	(1,792,271)	(1,828,636)
Change in net assets resulting from Class I capital transactions	2,256,519	6,748,471	1,675,404	1,309,279
Class R2
Proceeds from shares issued	12,089	13,280	10,127	5,855
Distributions reinvested	1,646	1,407	1,609	1,302
Cost of shares redeemed	(10,590)	(16,263)	(8,489)	(7,956)
Change in net assets resulting from Class R2 capital transactions	3,145	(1,576)	3,247	(799)
Class R3
Proceeds from shares issued	21,452	26,552	10,989	9,984
Distributions reinvested	1,184	878	659	314
Cost of shares redeemed	(20,531)	(9,131)	(7,935)	(2,650)
Change in net assets resulting from Class R3 capital transactions	2,105	18,299	3,713	7,648
Class R4
Proceeds from shares issued	516	250	13,547	2,024
Distributions reinvested	30	13	338	214
Cost of shares redeemed	(579)	(208)	(6,788)	(3,423)
Change in net assets resulting from Class R4 capital transactions	(33)	55	7,097	(1,185)
SEE NOTES TO FINANCIAL STATEMENTS.

310	J.P. Morgan Income Funds	February 28, 2025

	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$84,914	$71,624	$5,565	$2,118
Distributions reinvested	4,450	5,415	112	550
Cost of shares redeemed	(103,834)	(88,170)	(1,729)	(15,580)
Change in net assets resulting from Class R5 capital transactions	(14,470)	(11,131)	3,948	(12,912)
Class R6
Proceeds from shares issued	5,497,791	7,123,023	2,682,355	3,441,417
Distributions reinvested	935,955	773,608	633,702	474,997
Cost of shares redeemed	(4,313,633)	(5,310,465)	(2,035,428)	(1,958,890)
Change in net assets resulting from Class R6 capital transactions	2,120,113	2,586,166	1,280,629	1,957,524
Total change in net assets resulting from capital transactions	$4,467,415	$9,573,805	$3,120,920	$2,971,279
SHARE TRANSACTIONS:
Class A
Issued	50,506	61,371	55,073	63,178
Reinvested	7,711	6,527	9,449	8,362
Redeemed	(48,166)	(44,183)	(44,551)	(39,045)
Redemptions in-kind (See Note 8)	—	—	—	(71,751)
Change in Class A Shares	10,051	23,715	19,971	(39,256)
Class C
Issued	4,843	6,575	3,487	3,374
Reinvested	470	450	359	313
Redeemed	(5,766)	(7,958)	(3,635)	(4,945)
Change in Class C Shares	(453)	(933)	211	(1,258)
Class I
Issued	754,920	1,131,144	440,620	417,606
Reinvested	79,076	57,813	38,725	24,003
Redeemed	(614,531)	(519,935)	(249,500)	(258,588)
Change in Class I Shares	219,465	669,022	229,845	183,021
Class R2
Issued	1,184	1,313	1,403	818
Reinvested	162	140	224	183
Redeemed	(1,039)	(1,609)	(1,174)	(1,114)
Change in Class R2 Shares	307	(156)	453	(113)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	311

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Core Bond Fund		JPMorgan Core Plus Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class R3
Issued	2,105	2,648	1,504	1,401
Reinvested	117	87	92	44
Redeemed	(2,025)	(905)	(1,105)	(373)
Change in Class R3 Shares	197	1,830	491	1,072
Class R4
Issued	51	25	1,893	288
Reinvested	3	1	47	30
Redeemed	(56)	(21)	(939)	(499)
Change in Class R4 Shares	(2)	5	1,001	(181)
Class R5
Issued	8,277	7,158	767	296
Reinvested	437	537	16	78
Redeemed	(10,245)	(8,756)	(238)	(2,169)
Change in Class R5 Shares	(1,531)	(1,061)	545	(1,795)
Class R6
Issued	536,096	702,069	372,830	480,457
Reinvested	91,726	76,553	88,175	66,853
Redeemed	(422,290)	(525,906)	(282,457)	(275,419)
Change in Class R6 Shares	205,532	252,716	178,548	271,891
SEE NOTES TO FINANCIAL STATEMENTS.

312	J.P. Morgan Income Funds	February 28, 2025

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,264	$24,800	$57,002	$62,431
Distributions reinvested	3,879	3,581	4,922	4,879
Cost of shares redeemed	(19,097)	(32,850)	(81,336)	(103,892)
Change in net assets resulting from Class A capital transactions	2,046	(4,469)	(19,412)	(36,582)
Class C
Proceeds from shares issued	1,813	1,039	2,051	3,006
Distributions reinvested	370	395	263	315
Cost of shares redeemed	(2,226)	(3,700)	(5,922)	(6,654)
Change in net assets resulting from Class C capital transactions	(43)	(2,266)	(3,608)	(3,333)
Class I
Proceeds from shares issued	35,164	44,757	327,334	381,497
Distributions reinvested	14,521	13,380	21,422	18,895
Cost of shares redeemed	(64,370)	(107,943)	(321,624)	(396,944)
Change in net assets resulting from Class I capital transactions	(14,685)	(49,806)	27,132	3,448
Class R2
Proceeds from shares issued	—	—	5,029	4,336
Distributions reinvested	—	—	267	274
Cost of shares redeemed	—	—	(6,691)	(4,693)
Change in net assets resulting from Class R2 capital transactions	—	—	(1,395)	(83)
Class R3
Proceeds from shares issued	—	—	12,647	24,037
Distributions reinvested	—	—	177	173
Cost of shares redeemed	—	—	(11,964)	(10,284)
Change in net assets resulting from Class R3 capital transactions	—	—	860	13,926
Class R4
Proceeds from shares issued	—	—	1,283	1,510
Distributions reinvested	—	—	176	182
Cost of shares redeemed	—	—	(1,799)	(4,272)
Change in net assets resulting from Class R4 capital transactions	—	—	(340)	(2,580)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	313

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$25,741	$81,796	$336,612	$220,127
Distributions reinvested	8,989	5,160	17,938	15,728
Cost of shares redeemed	(25,776)	(39,230)	(219,855)	(198,905)
Change in net assets resulting from Class R6 capital transactions	8,954	47,726	134,695	36,950
Total change in net assets resulting from capital transactions	$(3,728)	$(8,815)	$137,932	$11,746
SHARE TRANSACTIONS:
Class A
Issued	2,029	2,932	5,994	6,653
Reinvested	458	424	520	521
Redeemed	(2,244)	(3,873)	(8,565)	(11,078)
Change in Class A Shares	243	(517)	(2,051)	(3,904)
Class C
Issued	214	123	215	318
Reinvested	44	47	28	34
Redeemed	(263)	(438)	(627)	(717)
Change in Class C Shares	(5)	(268)	(384)	(365)
Class I
Issued	4,120	5,268	34,545	40,597
Reinvested	1,715	1,583	2,262	2,018
Redeemed	(7,578)	(12,767)	(33,941)	(42,346)
Change in Class I Shares	(1,743)	(5,916)	2,866	269
Class R2
Issued	—	—	532	461
Reinvested	—	—	28	29
Redeemed	—	—	(709)	(500)
Change in Class R2 Shares	—	—	(149)	(10)
Class R3
Issued	—	—	1,335	2,649
Reinvested	—	—	19	19
Redeemed	—	—	(1,259)	(1,100)
Change in Class R3 Shares	—	—	95	1,568
Class R4
Issued	—	—	136	162
Reinvested	—	—	18	19
Redeemed	—	—	(190)	(452)
Change in Class R4 Shares	—	—	(36)	(271)
SEE NOTES TO FINANCIAL STATEMENTS.

314	J.P. Morgan Income Funds	February 28, 2025

	JPMorgan Floating Rate Income Fund		JPMorgan Government Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	3,026	9,602	35,509	23,402
Reinvested	1,062	610	1,896	1,680
Redeemed	(3,022)	(4,615)	(23,204)	(21,225)
Change in Class R6 Shares	1,066	5,597	14,201	3,857
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	315

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$188,440	$209,839	$232,004	$130,784
Distributions reinvested	33,069	26,262	31,543	25,560
Cost of shares redeemed	(166,296)	(209,727)	(144,099)	(155,531)
Change in net assets resulting from Class A capital transactions	55,213	26,374	119,448	813
Class C
Proceeds from shares issued	36,410	18,089	183,239	81,984
Distributions reinvested	3,195	1,845	28,290	25,846
Cost of shares redeemed	(16,719)	(15,231)	(152,591)	(194,689)
Change in net assets resulting from Class C capital transactions	22,886	4,703	58,938	(86,859)
Class I
Proceeds from shares issued	407,916	638,667	3,849,617	2,651,736
Distributions reinvested	59,857	47,130	383,160	299,659
Cost of shares redeemed	(469,155)	(579,635)	(1,941,229)	(2,677,845)
Change in net assets resulting from Class I capital transactions	(1,382)	106,162	2,291,548	273,550
Class R2
Proceeds from shares issued	919	516	—	—
Distributions reinvested	192	178	—	—
Cost of shares redeemed	(1,305)	(1,169)	—	—
Change in net assets resulting from Class R2 capital transactions	(194)	(475)	—	—
Class R3
Proceeds from shares issued	45	205	—	—
Distributions reinvested	23	16	—	—
Cost of shares redeemed	(86)	(103)	—	—
Change in net assets resulting from Class R3 capital transactions	(18)	118	—	—
Class R4
Proceeds from shares issued	5	13	—	—
Distributions reinvested	6	5	—	—
Cost of shares redeemed	(18)	(5)	—	—
Change in net assets resulting from Class R4 capital transactions	(7)	13	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

316	J.P. Morgan Income Funds	February 28, 2025

	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$1,149	$793	$—	$—
Distributions reinvested	250	237	—	—
Cost of shares redeemed	(1,558)	(1,427)	—	—
Change in net assets resulting from Class R5 capital transactions	(159)	(397)	—	—
Class R6
Proceeds from shares issued	975,765	1,206,455	1,207,408	711,853
Distributions reinvested	289,349	239,299	150,091	137,323
Cost of shares redeemed	(867,068)	(1,395,540)	(449,138)	(1,957,903)
Change in net assets resulting from Class R6 capital transactions	398,046	50,214	908,361	(1,108,727)
Total change in net assets resulting from capital transactions	$474,385	$186,712	$3,378,295	$(921,223)
SHARE TRANSACTIONS:
Class A
Issued	29,302	33,951	27,307	15,912
Reinvested	5,153	4,260	3,716	3,108
Redeemed	(25,898)	(33,898)	(17,009)	(18,941)
Change in Class A Shares	8,557	4,313	14,014	79
Class C
Issued	5,630	2,906	21,508	9,944
Reinvested	495	298	3,333	3,141
Redeemed	(2,579)	(2,466)	(18,007)	(23,737)
Change in Class C Shares	3,546	738	6,834	(10,652)
Class I
Issued	63,087	102,974	453,343	323,611
Reinvested	9,260	7,582	45,192	36,477
Redeemed	(72,228)	(93,800)	(229,482)	(326,885)
Change in Class I Shares	119	16,756	269,053	33,203
Class R2
Issued	144	84	—	—
Reinvested	30	29	—	—
Redeemed	(204)	(190)	—	—
Change in Class R2 Shares	(30)	(77)	—	—
Class R3
Issued	7	33	—	—
Reinvested	4	2	—	—
Redeemed	(14)	(16)	—	—
Change in Class R3 Shares	(3)	19	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	317

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan High Yield Fund		JPMorgan Income Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class R4
Issued	1	2	—	—
Reinvested	1	1	—	—
Redeemed	(4)	(1)	—	—
Change in Class R4 Shares	(2)	2	—	—
Class R5
Issued	178	128	—	—
Reinvested	38	38	—	—
Redeemed	(239)	(227)	—	—
Change in Class R5 Shares	(23)	(61)	—	—
Class R6
Issued	150,475	193,277	142,069	86,537
Reinvested	44,665	38,489	17,700	16,722
Redeemed	(132,584)	(223,854)	(53,073)	(238,637)
Change in Class R6 Shares	62,556	7,912	106,696	(135,378)
SEE NOTES TO FINANCIAL STATEMENTS.

318	J.P. Morgan Income Funds	February 28, 2025

	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$30,810	$21,590	$426,162	$353,973
Distributions reinvested	3,721	3,352	26,263	18,381
Cost of shares redeemed	(35,480)	(35,226)	(373,263)	(386,298)
Change in net assets resulting from Class A capital transactions	(949)	(10,284)	79,162	(13,944)
Class C
Proceeds from shares issued	1,352	2,107	16,055	19,052
Distributions reinvested	282	262	1,065	704
Cost of shares redeemed	(2,405)	(3,001)	(15,093)	(14,209)
Change in net assets resulting from Class C capital transactions	(771)	(632)	2,027	5,547
Class I
Proceeds from shares issued	1,526,575	1,457,769	791,620	811,595
Distributions reinvested	92,985	57,542	73,268	45,819
Cost of shares redeemed	(878,932)	(748,677)	(706,593)	(764,220)
Change in net assets resulting from Class I capital transactions	740,628	766,634	158,295	93,194
Class R6
Proceeds from shares issued	914,226	1,054,193	4,403,636	3,008,215
Distributions reinvested	96,194	78,391	269,638	145,590
Cost of shares redeemed	(1,062,209)	(671,254)	(2,369,719)	(2,882,240)
Change in net assets resulting from Class R6 capital transactions	(51,789)	461,330	2,303,555	271,565
Total change in net assets resulting from capital transactions	$687,119	$1,217,048	$2,543,039	$356,362
SHARE TRANSACTIONS:
Class A
Issued	2,933	2,108	39,529	33,514
Reinvested	357	327	2,442	1,742
Redeemed	(3,391)	(3,431)	(34,644)	(36,585)
Change in Class A Shares	(101)	(996)	7,327	(1,329)
Class C
Issued	134	211	1,478	1,793
Reinvested	28	26	98	66
Redeemed	(238)	(301)	(1,392)	(1,337)
Change in Class C Shares	(76)	(64)	184	522
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	319

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mortgage-Backed Securities Fund		JPMorgan Short Duration Bond Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class I
Issued	150,593	145,943	73,392	76,389
Reinvested	9,190	5,781	6,803	4,336
Redeemed	(86,764)	(75,293)	(65,511)	(72,315)
Change in Class I Shares	73,019	76,431	14,684	8,410
Class R6
Issued	90,273	104,806	408,038	283,472
Reinvested	9,515	7,883	25,024	13,778
Redeemed	(104,643)	(67,604)	(219,555)	(272,495)
Change in Class R6 Shares	(4,855)	45,085	213,507	24,755
SEE NOTES TO FINANCIAL STATEMENTS.

320	J.P. Morgan Income Funds	February 28, 2025

	JPMorgan Short Duration Core Plus Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$278,367	$170,840
Distributions reinvested	17,714	11,740
Cost of shares redeemed	(156,338)	(172,267)
Change in net assets resulting from Class A capital transactions	139,743	10,313
Class C
Proceeds from shares issued	29,502	15,690
Distributions reinvested	1,415	806
Cost of shares redeemed	(13,874)	(15,912)
Change in net assets resulting from Class C capital transactions	17,043	584
Class I
Proceeds from shares issued	473,273	435,821
Distributions reinvested	64,515	63,075
Cost of shares redeemed	(578,912)	(1,054,123)
Change in net assets resulting from Class I capital transactions	(41,124)	(555,227)
Class R6
Proceeds from shares issued	207,750	224,451
Distributions reinvested	67,220	59,484
Cost of shares redeemed	(325,250)	(553,313)
Change in net assets resulting from Class R6 capital transactions	(50,280)	(269,378)
Total change in net assets resulting from capital transactions	$65,382	$(813,708)
SHARE TRANSACTIONS:
Class A
Issued	30,092	18,978
Reinvested	1,920	1,306
Redeemed	(16,917)	(19,135)
Change in Class A Shares	15,095	1,149
Class C
Issued	3,201	1,746
Reinvested	154	90
Redeemed	(1,504)	(1,776)
Change in Class C Shares	1,851	60
Class I
Issued	51,144	48,443
Reinvested	6,996	7,022
Redeemed	(62,800)	(117,359)
Change in Class I Shares	(4,660)	(61,894)
SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	321

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Short Duration Core Plus Fund
	Year Ended February 28, 2025	Year Ended February 29, 2024
SHARE TRANSACTIONS: (continued)
Class R6
Issued	22,474	25,032
Reinvested	7,293	6,621
Redeemed	(35,039)	(61,464)
Change in Class R6 Shares	(5,272)	(29,811)
SEE NOTES TO FINANCIAL STATEMENTS.

322	J.P. Morgan Income Funds	February 28, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

323

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Bond Fund
Class A
Year Ended February 28, 2025	$10.12	$0.38	$0.21	$0.59	$(0.38)	$—	$(0.38)
Year Ended February 29, 2024	10.16	0.35	(0.05)	0.30	(0.34)	—	(0.34)
Year Ended February 28, 2023	11.46	0.26	(1.30)	(1.04)	(0.26)	— (d)	(0.26)
Year Ended February 28, 2022	12.03	0.21	(0.48)	(0.27)	(0.21)	(0.09)	(0.30)
Year Ended February 28, 2021	12.27	0.25	(0.04)	0.21	(0.25)	(0.20)	(0.45)
Class C
Year Ended February 28, 2025	10.21	0.32	0.22	0.54	(0.32)	—	(0.32)
Year Ended February 29, 2024	10.25	0.29	(0.05)	0.24	(0.28)	—	(0.28)
Year Ended February 28, 2023	11.55	0.20	(1.30)	(1.10)	(0.20)	— (d)	(0.20)
Year Ended February 28, 2022	12.13	0.14	(0.49)	(0.35)	(0.14)	(0.09)	(0.23)
Year Ended February 28, 2021	12.35	0.18	(0.02)	0.16	(0.18)	(0.20)	(0.38)
Class I
Year Ended February 28, 2025	10.11	0.40	0.21	0.61	(0.40)	—	(0.40)
Year Ended February 29, 2024	10.15	0.37	(0.04)	0.33	(0.37)	—	(0.37)
Year Ended February 28, 2023	11.45	0.29	(1.30)	(1.01)	(0.29)	— (d)	(0.29)
Year Ended February 28, 2022	12.03	0.24	(0.49)	(0.25)	(0.24)	(0.09)	(0.33)
Year Ended February 28, 2021	12.26	0.28	(0.03)	0.25	(0.28)	(0.20)	(0.48)
Class R2
Year Ended February 28, 2025	10.11	0.34	0.21	0.55	(0.34)	—	(0.34)
Year Ended February 29, 2024	10.15	0.31	(0.04)	0.27	(0.31)	—	(0.31)
Year Ended February 28, 2023	11.44	0.23	(1.29)	(1.06)	(0.23)	— (d)	(0.23)
Year Ended February 28, 2022	12.02	0.17	(0.49)	(0.32)	(0.17)	(0.09)	(0.26)
Year Ended February 28, 2021	12.25	0.21	(0.03)	0.18	(0.21)	(0.20)	(0.41)
Class R3
Year Ended February 28, 2025	10.08	0.37	0.21	0.58	(0.37)	—	(0.37)
Year Ended February 29, 2024	10.13	0.34	(0.06)	0.28	(0.33)	—	(0.33)
Year Ended February 28, 2023	11.42	0.26	(1.30)	(1.04)	(0.25)	— (d)	(0.25)
Year Ended February 28, 2022	12.00	0.20	(0.49)	(0.29)	(0.20)	(0.09)	(0.29)
Year Ended February 28, 2021	12.23	0.24	(0.03)	0.21	(0.24)	(0.20)	(0.44)
Class R4
Year Ended February 28, 2025	10.10	0.40	0.20	0.60	(0.40)	—	(0.40)
Year Ended February 29, 2024	10.14	0.36	(0.05)	0.31	(0.35)	—	(0.35)
Year Ended February 28, 2023	11.43	0.28	(1.29)	(1.01)	(0.28)	— (d)	(0.28)
Year Ended February 28, 2022	12.03	0.23	(0.49)	(0.26)	(0.25)	(0.09)	(0.34)
Year Ended February 28, 2021	12.24	0.26	(0.02)	0.24	(0.25)	(0.20)	(0.45)
Class R5
Year Ended February 28, 2025	10.09	0.41	0.21	0.62	(0.41)	—	(0.41)
Year Ended February 29, 2024	10.14	0.38	(0.06)	0.32	(0.37)	—	(0.37)
Year Ended February 28, 2023	11.43	0.30	(1.29)	(0.99)	(0.30)	— (d)	(0.30)
Year Ended February 28, 2022	12.01	0.24	(0.48)	(0.24)	(0.25)	(0.09)	(0.34)
Year Ended February 28, 2021	12.24	0.29	(0.03)	0.26	(0.29)	(0.20)	(0.49)
Class R6
Year Ended February 28, 2025	10.13	0.42	0.21	0.63	(0.42)	—	(0.42)
Year Ended February 29, 2024	10.17	0.39	(0.05)	0.34	(0.38)	—	(0.38)
Year Ended February 28, 2023	11.47	0.31	(1.30)	(0.99)	(0.31)	— (d)	(0.31)
Year Ended February 28, 2022	12.04	0.26	(0.48)	(0.22)	(0.26)	(0.09)	(0.35)
Year Ended February 28, 2021	12.27	0.30	(0.03)	0.27	(0.30)	(0.20)	(0.50)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

324	J.P. Morgan Income Funds	February 28, 2025

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.33	5.93%	$2,237,963	0.74%	3.71%	0.83%	30%
10.12	3.04	2,090,147	0.74	3.42	0.84	14
10.16	(9.07)	1,857,712	0.75	2.52	0.84	46
11.46	(2.33)	2,117,080	0.74	1.74	0.84	59
12.03	1.71	2,392,155	0.74	2.03	0.84	74

10.43	5.36	159,309	1.32	3.13	1.33	30
10.21	2.40	160,593	1.34	2.82	1.34	14
10.25	(9.54)	170,735	1.33	1.91	1.34	46
11.55	(2.98)	226,530	1.33	1.15	1.34	59
12.13	1.24	345,556	1.33	1.45	1.34	74

10.32	6.20	22,263,080	0.49	3.96	0.58	30
10.11	3.30	19,585,998	0.49	3.69	0.59	14
10.15	(8.85)	12,873,707	0.50	2.79	0.59	46
11.45	(2.17)	11,845,794	0.49	1.99	0.59	59
12.03	2.05	12,061,904	0.49	2.28	0.59	74

10.32	5.58	49,951	1.08	3.37	1.09	30
10.11	2.68	45,828	1.10	3.06	1.10	14
10.15	(9.32)	47,603	1.09	2.16	1.10	46
11.44	(2.75)	68,174	1.09	1.39	1.10	59
12.02	1.44	80,889	1.09	1.69	1.10	74

10.29	5.87	59,394	0.82	3.63	0.83	30
10.08	2.86	56,197	0.83	3.35	0.84	14
10.13	(9.09)	37,906	0.84	2.50	0.84	46
11.42	(2.51)	22,547	0.84	1.64	0.84	59
12.00	1.70	22,605	0.83	1.92	0.85	74

10.30	6.02	365	0.57	3.87	0.58	30
10.10	3.09	385	0.62	3.55	0.63	14
10.14	(8.87)	336	0.59	2.62	0.59	46
11.43	(2.22)	646	0.58	1.90	0.59	59
12.03	1.96	427	0.57	2.13	0.59	74

10.30	6.28	189,652	0.42	4.03	0.43	30
10.09	3.27	201,222	0.43	3.73	0.44	14
10.14	(8.72)	212,815	0.43	2.82	0.44	46
11.43	(2.11)	271,006	0.43	2.05	0.44	59
12.01	2.11	279,096	0.43	2.35	0.44	74

10.34	6.37	24,988,776	0.32	4.13	0.33	30
10.13	3.46	22,391,711	0.33	3.84	0.34	14
10.17	(8.68)	19,912,284	0.33	2.94	0.34	46
11.47	(1.92)	21,077,587	0.33	2.15	0.34	59
12.04	2.21	19,536,155	0.33	2.44	0.34	74

SEE NOTES TO FINANCIAL STATEMENTS.

February 28, 2025	J.P. Morgan Income Funds	325

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Core Plus Bond Fund
Class A
Year Ended February 28, 2025	$7.12	$0.33	$0.15	$0.48	$(0.33)	$—	$(0.33)
Year Ended February 29, 2024	7.15	0.28	(0.03)	0.25	(0.28)	—	(0.28)
Year Ended February 28, 2023	8.14	0.23	(0.99)	(0.76)	(0.23)	—	(0.23)
Year Ended February 28, 2022	8.56	0.18	(0.35)	(0.17)	(0.19)	(0.06)	(0.25)
Year Ended February 28, 2021	8.71	0.21	(0.01)	0.20	(0.21)	(0.14)	(0.35)
Class C
Year Ended February 28, 2025	7.18	0.29	0.13	0.42	(0.28)	—	(0.28)
Year Ended February 29, 2024	7.20	0.24	(0.02)	0.22	(0.24)	—	(0.24)
Year Ended February 28, 2023	8.19	0.18	(0.99)	(0.81)	(0.18)	—	(0.18)
Year Ended February 28, 2022	8.62	0.13	(0.37)	(0.24)	(0.13)	(0.06)	(0.19)
Year Ended February 28, 2021	8.77	0.15	(0.01)	0.14	(0.15)	(0.14)	(0.29)
Class I
Year Ended February 28, 2025	7.12	0.35	0.14	0.49	(0.35)	—	(0.35)
Year Ended February 29, 2024	7.15	0.31	(0.04)	0.27	(0.30)	—	(0.30)
Year Ended February 28, 2023	8.13	0.25	(0.98)	(0.73)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.56	0.21	(0.37)	(0.16)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Class R2
Year Ended February 28, 2025	7.12	0.30	0.14	0.44	(0.30)	—	(0.30)
Year Ended February 29, 2024	7.15	0.26	(0.03)	0.23	(0.26)	—	(0.26)
Year Ended February 28, 2023	8.14	0.20	(0.99)	(0.79)	(0.20)	—	(0.20)
Year Ended February 28, 2022	8.56	0.15	(0.35)	(0.20)	(0.16)	(0.06)	(0.22)
Year Ended February 28, 2021	8.71	0.17	(0.01)	0.16	(0.17)	(0.14)	(0.31)
Class R3
Year Ended February 28, 2025	7.11	0.32	0.14	0.46	(0.32)	—	(0.32)
Year Ended February 29, 2024	7.14	0.28	(0.04)	0.24	(0.27)	—	(0.27)
Year Ended February 28, 2023	8.13	0.21	(0.98)	(0.77)	(0.22)	—	(0.22)
Year Ended February 28, 2022	8.55	0.17	(0.35)	(0.18)	(0.18)	(0.06)	(0.24)
Year Ended February 28, 2021	8.70	0.19	— (d)	0.19	(0.20)	(0.14)	(0.34)
Class R4
Year Ended February 28, 2025	7.11	0.34	0.14	0.48	(0.34)	—	(0.34)
Year Ended February 29, 2024	7.14	0.29	(0.03)	0.26	(0.29)	—	(0.29)
Year Ended February 28, 2023	8.13	0.24	(0.99)	(0.75)	(0.24)	—	(0.24)
Year Ended February 28, 2022	8.55	0.19	(0.35)	(0.16)	(0.20)	(0.06)	(0.26)
Year Ended February 28, 2021	8.70	0.22	(0.01)	0.21	(0.22)	(0.14)	(0.36)
Class R5
Year Ended February 28, 2025	7.13	0.35	0.14	0.49	(0.35)	—	(0.35)
Year Ended February 29, 2024	7.15	0.30	(0.02)	0.28	(0.30)	—	(0.30)
Year Ended February 28, 2023	8.14	0.24	(0.98)	(0.74)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.56	0.21	(0.36)	(0.15)	(0.21)	(0.06)	(0.27)
Year Ended February 28, 2021	8.71	0.23	(0.01)	0.22	(0.23)	(0.14)	(0.37)
Class R6
Year Ended February 28, 2025	7.13	0.36	0.13	0.49	(0.35)	—	(0.35)
Year Ended February 29, 2024	7.16	0.31	(0.03)	0.28	(0.31)	—	(0.31)
Year Ended February 28, 2023	8.14	0.25	(0.98)	(0.73)	(0.25)	—	(0.25)
Year Ended February 28, 2022	8.57	0.22	(0.37)	(0.15)	(0.22)	(0.06)	(0.28)
Year Ended February 28, 2021	8.72	0.24	(0.01)	0.23	(0.24)	(0.14)	(0.38)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

326

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$7.27	6.85%	$1,604,871	0.73%	4.58%	0.88%	91%
7.12	3.63	1,431,467	0.74	3.96	0.89	51
7.15	(9.41)	1,717,936	0.74	3.04	0.88	41
8.14	(2.08)	1,888,867	0.74	2.17	0.89	64
8.56	2.29	1,774,114	0.74	2.39	0.89	69

7.32	5.98	68,388	1.37	3.95	1.38	91
7.18	3.07	65,518	1.38	3.33	1.39	51
7.20	(9.94)	74,823	1.38	2.37	1.39	41
8.19	(2.82)	112,092	1.38	1.53	1.39	64
8.62	1.62	156,679	1.38	1.75	1.39	69

7.26	7.02	7,078,278	0.44	4.88	0.63	91
7.12	3.93	5,304,373	0.45	4.30	0.63	51
7.15	(9.04)	4,017,428	0.45	3.34	0.63	41
8.13	(1.92)	3,991,530	0.45	2.46	0.63	64
8.56	2.60	3,743,946	0.45	2.66	0.63	69

7.26	6.30	39,865	1.12	4.19	1.14	91
7.12	3.22	35,868	1.14	3.59	1.15	51
7.15	(9.77)	36,819	1.14	2.64	1.15	41
8.14	(2.47)	43,237	1.14	1.77	1.15	64
8.56	1.90	45,130	1.13	2.00	1.14	69

7.25	6.58	17,859	0.87	4.45	0.89	91
7.11	3.49	14,013	0.89	3.89	0.91	51
7.14	(9.55)	6,414	0.89	2.90	0.90	41
8.13	(2.23)	6,393	0.88	2.02	0.89	64
8.55	2.15	10,247	0.88	2.23	0.89	69

7.25	6.85	11,427	0.62	4.73	0.64	91
7.11	3.74	4,090	0.64	4.06	0.65	51
7.14	(9.32)	5,397	0.63	3.23	0.64	41
8.13	(1.98)	3,092	0.63	2.27	0.64	64
8.55	2.41	5,470	0.63	2.48	0.64	69

7.27	6.99	4,870	0.48	4.88	0.49	91
7.13	3.99	891	0.47	4.19	0.48	51
7.15	(9.17)	13,733	0.47	3.30	0.48	41
8.14	(1.82)	16,725	0.47	2.43	0.48	64
8.56	2.56	17,667	0.47	2.65	0.49	69

7.27	7.10	13,938,729	0.36	4.95	0.38	91
7.13	4.01	12,395,571	0.37	4.37	0.38	51
7.16	(8.95)	10,499,541	0.37	3.41	0.38	41
8.14	(1.84)	10,597,856	0.37	2.53	0.38	64
8.57	2.67	10,078,873	0.37	2.75	0.39	69

327

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan Floating Rate Income Fund
Class A
Year Ended February 28, 2025	$8.54	$0.64	$(0.14)	$0.50	$(0.73)	$8.31
Year Ended February 29, 2024	8.50	0.66	0.04	0.70	(0.66)	8.54
Year Ended February 28, 2023	8.85	0.46	(0.35)	0.11	(0.46)	8.50
Year Ended February 28, 2022	8.93	0.26	(0.06)	0.20	(0.28)	8.85
Year Ended February 28, 2021	8.93	0.32	(0.01)	0.31	(0.31)	8.93
Class C
Year Ended February 28, 2025	8.51	0.59	(0.14)	0.45	(0.69)	8.27
Year Ended February 29, 2024	8.47	0.61	0.05	0.66	(0.62)	8.51
Year Ended February 28, 2023	8.82	0.40	(0.33)	0.07	(0.42)	8.47
Year Ended February 28, 2022	8.90	0.22	(0.07)	0.15	(0.23)	8.82
Year Ended February 28, 2021	8.90	0.28	(0.01)	0.27	(0.27)	8.90
Class I
Year Ended February 28, 2025	8.54	0.67	(0.15)	0.52	(0.75)	8.31
Year Ended February 29, 2024	8.50	0.68	0.04	0.72	(0.68)	8.54
Year Ended February 28, 2023	8.85	0.46	(0.32)	0.14	(0.49)	8.50
Year Ended February 28, 2022	8.93	0.28	(0.06)	0.22	(0.30)	8.85
Year Ended February 28, 2021	8.93	0.34	(0.01)	0.33	(0.33)	8.93
Class R6
Year Ended February 28, 2025	8.54	0.68	(0.15)	0.53	(0.76)	8.31
Year Ended February 29, 2024	8.50	0.69	0.04	0.73	(0.69)	8.54
Year Ended February 28, 2023	8.85	0.41	(0.27)	0.14	(0.49)	8.50
Year Ended February 28, 2022	8.93	0.29	(0.07)	0.22	(0.30)	8.85
Year Ended February 28, 2021	8.93	0.35	(0.01)	0.34	(0.34)	8.93

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

328

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

6.07%	$46,007	0.98%	7.55%	1.27%	44%
8.59	45,226	0.99	7.74	1.29	40
1.47	49,383	1.00	5.36	1.22	11
2.21	45,553	1.00	2.87	1.20	40
3.77	23,591	0.99	3.69	1.18	36

5.44	4,265	1.48	7.00	1.78	44
8.08	4,430	1.49	7.22	1.81	40
0.96	6,681	1.50	4.71	1.72	11
1.71	8,985	1.50	2.42	1.70	40
3.25	8,970	1.49	3.27	1.69	36

6.33	145,693	0.73	7.81	1.01	44
8.86	164,684	0.74	7.98	1.03	40
1.72	214,095	0.75	5.45	0.96	11
2.46	300,314	0.75	3.17	0.94	40
4.03	262,775	0.74	3.97	0.92	36

6.43	96,952	0.63	7.99	0.76	44
8.97	90,554	0.64	8.11	0.78	40
1.81	42,508	0.66	4.75	0.69	11
2.53	344,473	0.68	3.21	0.69	40
4.11	300,278	0.66	4.12	0.67	36

329

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Government Bond Fund
Class A
Year Ended February 28, 2025	$9.39	$0.25	$0.24	$0.49	$(0.25)	$—	$(0.25)
Year Ended February 29, 2024	9.43	0.23	(0.04)	0.19	(0.23)	—	(0.23)
Year Ended February 28, 2023	10.59	0.18	(1.16)	(0.98)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.05	0.13	(0.45)	(0.32)	(0.14)	—	(0.14)
Year Ended February 28, 2021	11.16	0.14	(0.09)	0.05	(0.14)	(0.02)	(0.16)
Class C
Year Ended February 28, 2025	9.36	0.20	0.23	0.43	(0.20)	—	(0.20)
Year Ended February 29, 2024	9.40	0.18	(0.04)	0.14	(0.18)	—	(0.18)
Year Ended February 28, 2023	10.56	0.12	(1.16)	(1.04)	(0.12)	—	(0.12)
Year Ended February 28, 2022	11.01	0.07	(0.45)	(0.38)	(0.07)	—	(0.07)
Year Ended February 28, 2021	11.12	0.08	(0.09)	(0.01)	(0.08)	(0.02)	(0.10)
Class I
Year Ended February 28, 2025	9.38	0.27	0.24	0.51	(0.27)	—	(0.27)
Year Ended February 29, 2024	9.42	0.25	(0.04)	0.21	(0.25)	—	(0.25)
Year Ended February 28, 2023	10.59	0.20	(1.17)	(0.97)	(0.20)	—	(0.20)
Year Ended February 28, 2022	11.04	0.16	(0.44)	(0.28)	(0.17)	—	(0.17)
Year Ended February 28, 2021	11.15	0.17	(0.09)	0.08	(0.17)	(0.02)	(0.19)
Class R2
Year Ended February 28, 2025	9.38	0.22	0.23	0.45	(0.22)	—	(0.22)
Year Ended February 29, 2024	9.42	0.19	(0.04)	0.15	(0.19)	—	(0.19)
Year Ended February 28, 2023	10.58	0.14	(1.16)	(1.02)	(0.14)	—	(0.14)
Year Ended February 28, 2022	11.04	0.10	(0.46)	(0.36)	(0.10)	—	(0.10)
Year Ended February 28, 2021	11.15	0.11	(0.10)	0.01	(0.10)	(0.02)	(0.12)
Class R3
Year Ended February 28, 2025	9.38	0.24	0.24	0.48	(0.24)	—	(0.24)
Year Ended February 29, 2024	9.42	0.21	(0.03)	0.18	(0.22)	—	(0.22)
Year Ended February 28, 2023	10.59	0.17	(1.17)	(1.00)	(0.17)	—	(0.17)
Year Ended February 28, 2022	11.04	0.12	(0.44)	(0.32)	(0.13)	—	(0.13)
Year Ended February 28, 2021	11.15	0.13	(0.09)	0.04	(0.13)	(0.02)	(0.15)
Class R4
Year Ended February 28, 2025	9.38	0.26	0.24	0.50	(0.26)	—	(0.26)
Year Ended February 29, 2024	9.42	0.24	(0.04)	0.20	(0.24)	—	(0.24)
Year Ended February 28, 2023	10.58	0.19	(1.16)	(0.97)	(0.19)	—	(0.19)
Year Ended February 28, 2022	11.03	0.15	(0.45)	(0.30)	(0.15)	—	(0.15)
Year Ended February 28, 2021	11.15	0.16	(0.10)	0.06	(0.16)	(0.02)	(0.18)
Class R6
Year Ended February 28, 2025	9.38	0.29	0.24	0.53	(0.29)	—	(0.29)
Year Ended February 29, 2024	9.42	0.26	(0.04)	0.22	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.58	0.22	(1.16)	(0.94)	(0.22)	—	(0.22)
Year Ended February 28, 2022	11.04	0.18	(0.46)	(0.28)	(0.18)	—	(0.18)
Year Ended February 28, 2021	11.15	0.19	(0.09)	0.10	(0.19)	(0.02)	(0.21)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

330

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.63	5.29%	$256,861	0.69%	2.64%	0.89%	10%
9.39	2.00	269,764	0.69	2.41	0.90	12
9.43	(9.29)	307,677	0.73	1.81	0.89	14
10.59	(2.95)	417,020	0.75	1.23	0.89	7
11.05	0.41	493,321	0.74	1.28	0.89	55

9.59	4.67	11,659	1.19	2.14	1.39	10
9.36	1.49	14,962	1.19	1.92	1.41	12
9.40	(9.85)	18,448	1.31	1.23	1.39	14
10.56	(3.47)	29,041	1.36	0.62	1.39	7
11.01	(0.18)	49,005	1.34	0.67	1.39	55

9.62	5.56	818,219	0.44	2.89	0.63	10
9.38	2.26	771,234	0.44	2.66	0.64	12
9.42	(9.15)	771,871	0.47	2.07	0.64	14
10.59	(2.60)	1,315,495	0.48	1.50	0.64	7
11.04	0.68	1,718,670	0.47	1.54	0.63	55

9.61	4.82	12,843	1.04	2.29	1.15	10
9.38	1.65	13,919	1.04	2.05	1.18	12
9.42	(9.62)	14,068	1.08	1.46	1.16	14
10.58	(3.30)	21,297	1.10	0.88	1.16	7
11.04	0.06	29,763	1.08	0.93	1.15	55

9.62	5.19	39,559	0.79	2.54	0.88	10
9.38	1.90	37,702	0.79	2.27	0.89	12
9.42	(9.48)	23,089	0.83	1.71	0.89	14
10.59	(2.96)	29,617	0.85	1.13	0.89	7
11.04	0.32	33,440	0.84	1.18	0.88	55

9.62	5.45	6,393	0.54	2.79	0.63	10
9.38	2.16	6,579	0.54	2.56	0.65	12
9.42	(9.16)	9,154	0.58	1.93	0.64	14
10.58	(2.72)	18,713	0.60	1.38	0.64	7
11.03	0.48	28,607	0.59	1.41	0.63	55

9.62	5.72	852,715	0.29	3.04	0.38	10
9.38	2.42	698,523	0.29	2.81	0.39	12
9.42	(8.93)	665,078	0.33	2.22	0.39	14
10.58	(2.56)	671,110	0.35	1.63	0.39	7
11.04	0.81	797,220	0.34	1.67	0.38	55

331

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period
JPMorgan High Yield Fund
Class A
Year Ended February 28, 2025	$6.33	$0.43	$0.19	$0.62	$(0.45)	$6.50
Year Ended February 29, 2024	6.18	0.38	0.16	0.54	(0.39)	6.33
Year Ended February 28, 2023	6.95	0.35	(0.75)	(0.40)	(0.37)	6.18
Year Ended February 28, 2022	7.12	0.31	(0.15)	0.16	(0.33)	6.95
Year Ended February 28, 2021	7.07	0.30	0.06	0.36	(0.31)	7.12
Class C
Year Ended February 28, 2025	6.35	0.40	0.19	0.59	(0.42)	6.52
Year Ended February 29, 2024	6.20	0.36	0.15	0.51	(0.36)	6.35
Year Ended February 28, 2023	6.97	0.32	(0.75)	(0.43)	(0.34)	6.20
Year Ended February 28, 2022	7.14	0.28	(0.16)	0.12	(0.29)	6.97
Year Ended February 28, 2021	7.09	0.27	0.06	0.33	(0.28)	7.14
Class I
Year Ended February 28, 2025	6.38	0.44	0.20	0.64	(0.47)	6.55
Year Ended February 29, 2024	6.22	0.40	0.17	0.57	(0.41)	6.38
Year Ended February 28, 2023	6.99	0.36	(0.74)	(0.38)	(0.39)	6.22
Year Ended February 28, 2022	7.17	0.33	(0.16)	0.17	(0.35)	6.99
Year Ended February 28, 2021	7.12	0.32	0.06	0.38	(0.33)	7.17
Class R2
Year Ended February 28, 2025	6.32	0.40	0.19	0.59	(0.43)	6.48
Year Ended February 29, 2024	6.17	0.36	0.16	0.52	(0.37)	6.32
Year Ended February 28, 2023	6.94	0.33	(0.75)	(0.42)	(0.35)	6.17
Year Ended February 28, 2022	7.11	0.29	(0.16)	0.13	(0.30)	6.94
Year Ended February 28, 2021	7.06	0.28	0.06	0.34	(0.29)	7.11
Class R3
Year Ended February 28, 2025	6.38	0.42	0.19	0.61	(0.44)	6.55
Year Ended February 29, 2024	6.23	0.38	0.16	0.54	(0.39)	6.38
Year Ended February 28, 2023	7.00	0.35	(0.76)	(0.41)	(0.36)	6.23
Year Ended February 28, 2022	7.17	0.31	(0.16)	0.15	(0.32)	7.00
Year Ended February 28, 2021	7.12	0.29	0.07	0.36	(0.31)	7.17
Class R4
Year Ended February 28, 2025	6.38	0.44	0.19	0.63	(0.46)	6.55
Year Ended February 29, 2024	6.23	0.40	0.15	0.55	(0.40)	6.38
Year Ended February 28, 2023	6.99	0.38	(0.76)	(0.38)	(0.38)	6.23
Year Ended February 28, 2022	7.17	0.32	(0.16)	0.16	(0.34)	6.99
Year Ended February 28, 2021	7.12	0.31	0.06	0.37	(0.32)	7.17
Class R5
Year Ended February 28, 2025	6.40	0.45	0.19	0.64	(0.47)	6.57
Year Ended February 29, 2024	6.25	0.41	0.15	0.56	(0.41)	6.40
Year Ended February 28, 2023	7.02	0.37	(0.75)	(0.38)	(0.39)	6.25
Year Ended February 28, 2022	7.19	0.34	(0.16)	0.18	(0.35)	7.02
Year Ended February 28, 2021	7.13	0.33	0.06	0.39	(0.33)	7.19
Class R6
Year Ended February 28, 2025	6.38	0.46	0.20	0.66	(0.48)	6.56
Year Ended February 29, 2024	6.23	0.41	0.16	0.57	(0.42)	6.38
Year Ended February 28, 2023	7.00	0.38	(0.75)	(0.37)	(0.40)	6.23
Year Ended February 28, 2022	7.17	0.34	(0.15)	0.19	(0.36)	7.00
Year Ended February 28, 2021	7.12	0.33	0.06	0.39	(0.34)	7.17

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

332

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

10.15%	$510,557	0.89%	6.63%	1.10%	26%
9.17	443,254	0.90	6.22	1.10	25
(5.70)	406,279	0.90	5.58	1.10	34
2.19	446,823	0.97	4.31	1.10	27
5.51	400,076	0.98	4.46	1.11	52

9.58	60,142	1.39	6.22	1.60	26
8.60	36,075	1.40	5.72	1.60	25
(6.16)	30,659	1.40	5.02	1.60	34
1.66	42,181	1.47	3.81	1.60	27
4.95	53,033	1.48	4.01	1.60	52

10.34	820,139	0.64	6.84	0.84	26
9.55	797,888	0.64	6.47	0.84	25
(5.44)	674,485	0.65	5.64	0.85	34
2.27	1,282,388	0.72	4.54	0.85	27
5.74	2,092,183	0.73	4.59	0.84	52

9.61	2,762	1.24	6.23	1.40	26
8.80	2,881	1.25	5.85	1.45	25
(6.04)	3,291	1.25	5.17	1.41	34
1.83	4,616	1.32	3.97	1.44	27
5.15	5,390	1.33	4.11	1.45	52

9.94	342	0.99	6.52	1.10	26
8.97	350	0.99	6.12	1.31	25
(5.75)	226	0.99	5.46	1.09	34
2.04	262	1.07	4.27	1.10	27
5.38	635	1.07	4.31	1.12	52

10.21	73	0.74	6.74	0.96	26
9.26	79	0.75	6.37	1.48	25
(5.38)	65	0.75	5.96	0.88	34
2.17	28	0.82	4.43	0.87	27
5.64	37	0.82	4.61	2.00	52

10.35	3,650	0.59	6.89	0.71	26
9.39	3,705	0.59	6.51	0.73	25
(5.36)	4,000	0.60	5.70	0.71	34
2.47	11,904	0.67	4.62	0.70	27
5.92	12,338	0.68	4.87	0.71	52

10.66	4,060,201	0.49	7.03	0.59	26
9.53	3,553,817	0.49	6.62	0.59	25
(5.28)	3,419,706	0.50	5.96	0.59	34
2.58	3,679,082	0.57	4.73	0.60	27
5.90	5,223,891	0.57	4.76	0.59	52

333

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Income Fund
Class A
Year Ended February 28, 2025	$8.34	$0.47	$0.25	$0.72	$(0.48)	$—	$(0.48)
Year Ended February 29, 2024	8.26	0.42	0.08	0.50	(0.42)	—	(0.42)
Year Ended February 28, 2023	9.17	0.37	(0.90)	(0.53)	(0.38)	—	(0.38)
Year Ended February 28, 2022	9.52	0.33	(0.33)	— (d)	(0.35)	—	(0.35)
Year Ended February 28, 2021	9.69	0.40	(0.14)	0.26	(0.42)	(0.01)	(0.43)
Class C
Year Ended February 28, 2025	8.35	0.43	0.23	0.66	(0.43)	—	(0.43)
Year Ended February 29, 2024	8.26	0.38	0.08	0.46	(0.37)	—	(0.37)
Year Ended February 28, 2023	9.17	0.32	(0.89)	(0.57)	(0.34)	—	(0.34)
Year Ended February 28, 2022	9.52	0.28	(0.34)	(0.06)	(0.29)	—	(0.29)
Year Ended February 28, 2021	9.69	0.34	(0.13)	0.21	(0.37)	(0.01)	(0.38)
Class I
Year Ended February 28, 2025	8.33	0.49	0.25	0.74	(0.50)	—	(0.50)
Year Ended February 29, 2024	8.25	0.44	0.08	0.52	(0.44)	—	(0.44)
Year Ended February 28, 2023	9.16	0.39	(0.89)	(0.50)	(0.41)	—	(0.41)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)	—	(0.37)
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)	(0.45)
Class R6
Year Ended February 28, 2025	8.33	0.50	0.24	0.74	(0.50)	—	(0.50)
Year Ended February 29, 2024	8.25	0.44	0.08	0.52	(0.44)	—	(0.44)
Year Ended February 28, 2023	9.16	0.39	(0.89)	(0.50)	(0.41)	—	(0.41)
Year Ended February 28, 2022	9.51	0.36	(0.34)	0.02	(0.37)	—	(0.37)
Year Ended February 28, 2021	9.68	0.41	(0.13)	0.28	(0.44)	(0.01)	(0.45)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.

334

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$8.58	8.86%	$650,028	0.64%	5.59%	0.89%	229%
8.34	6.26	515,243	0.65	5.12	0.90	185
8.26	(5.75)	509,503	0.64	4.33	0.89	166
9.17	(0.10)	606,729	0.65	3.52	0.89	54
9.52	2.99	652,967	0.65	4.34	0.91	69

8.58	8.14	616,661	1.19	5.04	1.39	229
8.35	5.78	542,709	1.20	4.57	1.40	185
8.26	(6.29)	625,211	1.20	3.75	1.39	166
9.17	(0.64)	865,194	1.20	2.98	1.39	54
9.52	2.41	989,123	1.19	3.73	1.41	69

8.57	9.13	8,474,468	0.40	5.84	0.64	229
8.33	6.54	5,999,683	0.40	5.37	0.64	185
8.25	(5.51)	5,667,171	0.40	4.56	0.64	166
9.16	0.14	7,076,663	0.40	3.77	0.64	54
9.51	3.26	5,261,057	0.40	4.50	0.66	69

8.57	9.13	3,165,414	0.38	5.85	0.39	229
8.33	6.54	2,188,953	0.39	5.39	0.39	185
8.25	(5.51)	3,284,088	0.39	4.59	0.39	166
9.16	0.14	3,546,736	0.39	3.79	0.39	54
9.51	3.27	2,208,975	0.40	4.42	0.41	69

335

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mortgage-Backed Securities Fund
Class A
Year Ended February 28, 2025	$10.32	$0.39	$0.28	$0.67	$(0.38)	$—	$(0.38)
Year Ended February 29, 2024	10.29	0.34	0.01	0.35	(0.32)	—	(0.32)
Year Ended February 28, 2023	11.43	0.24	(1.15)	(0.91)	(0.23)	—	(0.23)
Year Ended February 28, 2022	11.82	0.14	(0.38)	(0.24)	(0.14)	(0.01)	(0.15)
Year Ended February 28, 2021	11.87	0.25	0.04	0.29	(0.24)	(0.10)	(0.34)
Class C
Year Ended February 28, 2025	9.98	0.33	0.27	0.60	(0.33)	—	(0.33)
Year Ended February 29, 2024	9.96	0.28	0.01	0.29	(0.27)	—	(0.27)
Year Ended February 28, 2023	11.07	0.18	(1.11)	(0.93)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.46	0.08	(0.38)	(0.30)	(0.08)	(0.01)	(0.09)
Year Ended February 28, 2021	11.52	0.18	0.04	0.22	(0.18)	(0.10)	(0.28)
Class I
Year Ended February 28, 2025	10.01	0.41	0.27	0.68	(0.41)	—	(0.41)
Year Ended February 29, 2024	9.99	0.35	0.01	0.36	(0.34)	—	(0.34)
Year Ended February 28, 2023	11.10	0.26	(1.11)	(0.85)	(0.26)	—	(0.26)
Year Ended February 28, 2022	11.50	0.16	(0.38)	(0.22)	(0.17)	(0.01)	(0.18)
Year Ended February 28, 2021	11.55	0.27	0.05	0.32	(0.27)	(0.10)	(0.37)
Class R6
Year Ended February 28, 2025	10.01	0.42	0.26	0.68	(0.42)	—	(0.42)
Year Ended February 29, 2024	9.99	0.37	0.01	0.38	(0.36)	—	(0.36)
Year Ended February 28, 2023	11.10	0.28	(1.11)	(0.83)	(0.28)	—	(0.28)
Year Ended February 28, 2022	11.49	0.18	(0.38)	(0.20)	(0.18)	(0.01)	(0.19)
Year Ended February 28, 2021	11.55	0.28	0.05	0.33	(0.29)	(0.10)	(0.39)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

336

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.61	6.61%	$107,063	0.63%	3.74%	0.85%	88%
10.32	3.44	105,192	0.65	3.28	0.86	20
10.29	(7.96)	115,123	0.65	2.26	0.85	57
11.43	(2.13)	171,700	0.64	1.18	0.85	132
11.82	2.48	194,516	0.63	2.08	0.85	93

10.25	6.12	9,198	1.13	3.24	1.36	88
9.98	2.95	9,722	1.15	2.78	1.36	20
9.96	(8.40)	10,343	1.15	1.75	1.36	57
11.07	(2.68)	16,914	1.14	0.67	1.35	132
11.46	1.98	22,617	1.13	1.56	1.35	93

10.28	6.90	3,329,247	0.38	4.01	0.60	88
10.01	3.72	2,512,039	0.40	3.51	0.60	20
9.99	(7.68)	1,743,676	0.40	2.52	0.60	57
11.10	(2.02)	1,999,614	0.39	1.42	0.60	132
11.50	2.81	2,290,016	0.38	2.31	0.60	93

10.27	6.95	2,510,782	0.23	4.14	0.35	88
10.01	3.87	2,494,421	0.25	3.68	0.35	20
9.99	(7.54)	2,039,340	0.25	2.69	0.35	57
11.10	(1.78)	2,462,650	0.24	1.57	0.35	132
11.49	2.88	2,599,085	0.23	2.45	0.35	93

337

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Bond Fund
Class A
Year Ended February 28, 2025	$10.65	$0.42	$0.20	$0.62	$(0.42)	$—	$(0.42)
Year Ended February 29, 2024	10.47	0.31	0.18	0.49	(0.31)	—	(0.31)
Year Ended February 28, 2023	10.86	0.15	(0.39)	(0.24)	(0.15)	—	(0.15)
Year Ended February 28, 2022	11.15	0.07	(0.26)	(0.19)	(0.08)	(0.02)	(0.10)
Year Ended February 28, 2021	11.00	0.15	0.18	0.33	(0.16)	(0.02)	(0.18)
Class C
Year Ended February 28, 2025	10.73	0.37	0.20	0.57	(0.36)	—	(0.36)
Year Ended February 29, 2024	10.55	0.26	0.18	0.44	(0.26)	—	(0.26)
Year Ended February 28, 2023	10.94	0.09	(0.38)	(0.29)	(0.10)	—	(0.10)
Year Ended February 28, 2022	11.23	0.01	(0.26)	(0.25)	(0.02)	(0.02)	(0.04)
Year Ended February 28, 2021	11.08	0.10	0.18	0.28	(0.11)	(0.02)	(0.13)
Class I
Year Ended February 28, 2025	10.67	0.45	0.19	0.64	(0.44)	—	(0.44)
Year Ended February 29, 2024	10.48	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.87	0.16	(0.37)	(0.21)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2021	11.01	0.17	0.19	0.36	(0.19)	(0.02)	(0.21)
Class R6
Year Ended February 28, 2025	10.67	0.46	0.19	0.65	(0.45)	—	(0.45)
Year Ended February 29, 2024	10.48	0.34	0.19	0.53	(0.34)	—	(0.34)
Year Ended February 28, 2023	10.87	0.18	(0.39)	(0.21)	(0.18)	—	(0.18)
Year Ended February 28, 2022	11.16	0.10	(0.26)	(0.16)	(0.11)	(0.02)	(0.13)
Year Ended February 28, 2021	11.01	0.18	0.19	0.37	(0.20)	(0.02)	(0.22)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

338

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$10.85	5.89%	$734,787	0.58%	3.93%	0.81%	50%
10.65	4.75	643,376	0.58	2.96	0.81	83
10.47	(2.20)	646,165	0.58	1.38	0.82	74
10.86	(1.72)	677,013	0.59	0.62	0.81	83
11.15	3.05	599,105	0.58	1.34	0.82	63

10.94	5.41	34,045	1.08	3.43	1.31	50
10.73	4.19	31,431	1.09	2.47	1.32	83
10.55	(2.67)	25,387	1.08	0.88	1.32	74
10.94	(2.21)	26,327	1.09	0.13	1.32	83
11.23	2.52	34,138	1.08	0.87	1.33	63

10.87	6.14	1,874,450	0.33	4.18	0.56	50
10.67	5.11	1,683,579	0.33	3.20	0.56	83
10.48	(1.96)	1,566,171	0.34	1.55	0.57	74
10.87	(1.47)	2,928,638	0.34	0.86	0.56	83
11.16	3.30	2,472,206	0.33	1.53	0.57	63

10.87	6.20	7,623,573	0.27	4.24	0.31	50
10.67	5.17	5,206,534	0.27	3.26	0.31	83
10.48	(1.90)	4,856,693	0.28	1.66	0.32	74
10.87	(1.42)	7,115,180	0.28	0.92	0.31	83
11.16	3.36	5,354,423	0.27	1.63	0.32	63

339

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Short Duration Core Plus Fund
Class A
Year Ended February 28, 2025	$9.10	$0.35	$0.25	$0.60	$(0.35)	$—	$(0.35)
Year Ended February 29, 2024	8.94	0.28	0.17	0.45	(0.29)	—	(0.29)
Year Ended February 28, 2023	9.50	0.20	(0.54)	(0.34)	(0.22)	—	(0.22)
Year Ended February 28, 2022	9.85	0.12	(0.32)	(0.20)	(0.13)	(0.02)	(0.15)
Year Ended February 28, 2021	9.74	0.17	0.14	0.31	(0.18)	(0.02)	(0.20)
Class C
Year Ended February 28, 2025	9.08	0.30	0.25	0.55	(0.30)	—	(0.30)
Year Ended February 29, 2024	8.92	0.24	0.17	0.41	(0.25)	—	(0.25)
Year Ended February 28, 2023	9.47	0.16	(0.54)	(0.38)	(0.17)	—	(0.17)
Year Ended February 28, 2022	9.83	0.07	(0.33)	(0.26)	(0.08)	(0.02)	(0.10)
Year Ended February 28, 2021	9.72	0.11	0.16	0.27	(0.14)	(0.02)	(0.16)
Class I
Year Ended February 28, 2025	9.10	0.37	0.25	0.62	(0.37)	—	(0.37)
Year Ended February 29, 2024	8.94	0.31	0.16	0.47	(0.31)	—	(0.31)
Year Ended February 28, 2023	9.50	0.22	(0.54)	(0.32)	(0.24)	—	(0.24)
Year Ended February 28, 2022	9.85	0.15	(0.32)	(0.17)	(0.16)	(0.02)	(0.18)
Year Ended February 28, 2021	9.74	0.18	0.16	0.34	(0.21)	(0.02)	(0.23)
Class R6
Year Ended February 28, 2025	9.10	0.37	0.26	0.63	(0.38)	—	(0.38)
Year Ended February 29, 2024	8.94	0.31	0.17	0.48	(0.32)	—	(0.32)
Year Ended February 28, 2023	9.49	0.23	(0.53)	(0.30)	(0.25)	—	(0.25)
Year Ended February 28, 2022	9.85	0.15	(0.33)	(0.18)	(0.16)	(0.02)	(0.18)
Year Ended February 28, 2021	9.73	0.21	0.14	0.35	(0.21)	(0.02)	(0.23)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

340

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$9.35	6.68%	$538,235	0.64%	3.76%	0.84%	53%
9.10	5.14	386,431	0.64	3.15	0.85	43
8.94	(3.57)	369,487	0.63	2.24	0.86	130
9.50	(2.01)	494,841	0.63	1.27	0.84	129
9.85	3.25	364,872	0.63	1.73	0.85	129

9.33	6.18	50,082	1.13	3.27	1.34	53
9.08	4.63	31,941	1.14	2.65	1.35	43
8.92	(3.97)	30,862	1.13	1.73	1.36	130
9.47	(2.61)	46,136	1.13	0.77	1.35	129
9.83	2.77	42,071	1.13	1.17	1.35	129

9.35	6.95	1,657,883	0.39	4.00	0.59	53
9.10	5.41	1,655,673	0.39	3.39	0.60	43
8.94	(3.33)	2,180,474	0.38	2.45	0.61	130
9.50	(1.77)	4,199,718	0.38	1.52	0.59	129
9.85	3.49	2,286,573	0.38	1.88	0.60	129

9.35	7.01	1,666,388	0.33	4.06	0.34	53
9.10	5.47	1,669,572	0.33	3.46	0.34	43
8.94	(3.17)	1,907,142	0.32	2.49	0.36	130
9.49	(1.81)	4,667,469	0.32	1.58	0.34	129
9.85	3.66	3,991,010	0.32	2.12	0.35	129

341

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
The following are 9 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Core Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Core Plus Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Floating Rate Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Government Bond Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4 and Class R6	JPM II	Diversified
JPMorgan High Yield Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Income Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
JPMorgan Mortgage-Backed Securities Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Bond Fund	Class A, Class C, Class I and Class R6	JPM II	Diversified
JPMorgan Short Duration Core Plus Fund	Class A, Class C, Class I and Class R6	JPM I	Diversified
The investment objective of JPMorgan Core Bond Fund (“Core Bond Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
The investment objective of JPMorgan Core Plus Bond Fund (“Core Plus Bond Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Floating Rate Income Fund (“Floating Rate Income Fund”) is to seek to provide current income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Government Bond Fund (“Government Bond Fund”) is to seek a high level of current income with liquidity and safety of principal.
The investment objective of JPMorgan High Yield Fund (“High Yield Fund”) is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
The investment objective of JPMorgan Income Fund (“Income Fund”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan Mortgage-Backed Securities Fund (“Mortgage-Backed Securities Fund”) is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
The investment objective of JPMorgan Short Duration Bond Fund (‘Short Duration Bond Fund”) is to seek current income consistent with preservation of capital through investment in high- and medium-grade fixed income securities.
The investment objective of JPMorgan Short Duration Core Plus Fund (“Short Duration Core Plus Fund”) is to seek total return consistent with preservation of capital.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles

342	J.P. Morgan Income Funds	February 28, 2025

(“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund at February 28, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).

February 28, 2025	J.P. Morgan Income Funds	343

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Core Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,468,919	$1,761,818	$6,230,737
Collateralized Mortgage Obligations	—	2,046,507	438,311	2,484,818
Commercial Mortgage-Backed Securities	—	2,415,572	89,436	2,505,008
Corporate Bonds
Aerospace & Defense	—	268,521	—	268,521
Automobiles	—	113,608	—	113,608
Banks	—	3,774,442	—	3,774,442
Beverages	—	76,390	—	76,390
Biotechnology	—	234,996	—	234,996
Broadline Retail	—	35,638	—	35,638
Building Products	—	29,194	—	29,194
Capital Markets	—	872,672	—	872,672
Chemicals	—	58,208	—	58,208
Commercial Services & Supplies	—	55,343	—	55,343
Construction & Engineering	—	16,927	—	16,927
Construction Materials	—	14,211	—	14,211
Consumer Finance	—	622,708	—	622,708
Consumer Staples Distribution & Retail	—	37,394	—	37,394
Containers & Packaging	—	16,215	—	16,215
Diversified	—	—	106,088	106,088
Diversified Consumer Services	—	24,730	—	24,730
Diversified REITs	—	46,048	—	46,048
Diversified Telecommunication Services	—	194,027	—	194,027
Electric Utilities	—	1,428,413	—	1,428,413
Electronic Equipment, Instruments & Components	—	6,056	—	6,056
Energy Equipment & Services	—	16,755	—	16,755
Entertainment	—	3,593	—	3,593
Financial Services	—	139,209	—	139,209
Food Products	—	179,727	—	179,727
Gas Utilities	—	47,095	—	47,095
Ground Transportation	—	143,801	—	143,801
Health Care Equipment & Supplies	—	54,725	—	54,725
Health Care Providers & Services	—	544,624	—	544,624
Health Care REITs	—	98,304	—	98,304
Hotels, Restaurants & Leisure	—	9,156	—	9,156
Independent Power and Renewable Electricity Producers	—	88,049	—	88,049
Industrial Conglomerates	—	22,566	—	22,566
Industrial REITs	—	24,403	—	24,403
Insurance	—	406,147	—	406,147
Interactive Media & Services	—	42,761	—	42,761
IT Services	—	56,436	—	56,436
Life Sciences Tools & Services	—	4,895	—	4,895
Machinery	—	16,442	—	16,442

344	J.P. Morgan Income Funds	February 28, 2025

Core Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$185,350	$—	$185,350
Metals & Mining	—	103,695	—	103,695
Multi-Utilities	—	172,710	—	172,710
Office REITs	—	3,066	—	3,066
Oil, Gas & Consumable Fuels	—	829,733	—	829,733
Passenger Airlines	—	15,402	—	15,402
Personal Care Products	—	8,774	—	8,774
Pharmaceuticals	—	207,236	—	207,236
Real Estate Management & Development	—	14,135	—	14,135
Residential REITs	—	37,658	—	37,658
Retail REITs	—	75,526	—	75,526
Semiconductors & Semiconductor Equipment	—	251,939	—	251,939
Software	—	109,032	—	109,032
Specialized REITs	—	155,940	—	155,940
Specialty Retail	—	14,856	—	14,856
Technology Hardware, Storage & Peripherals	—	115,053	—	115,053
Tobacco	—	66,223	—	66,223
Trading Companies & Distributors	—	32,170	—	32,170
Transportation Infrastructure	—	6,982	—	6,982
Water Utilities	—	10,612	—	10,612
Wireless Telecommunication Services	—	108,137	—	108,137
Total Corporate Bonds	—	12,348,658	106,088	12,454,746
Foreign Government Securities	—	196,693	—	196,693
Loan Assignments	—	50,068	—	50,068
Mortgage-Backed Securities	—	11,509,103	92,415	11,601,518
Municipal Bonds	—	163,272	—	163,272
U.S. Government Agency Securities	—	186,868	—	186,868
U.S. Treasury Obligations	—	12,433,238	—	12,433,238
Short-Term Investments
Investment Companies	1,927,258	—	—	1,927,258
Total Investments in Securities	$1,927,258	$45,818,898	$2,488,068	$50,234,224
Appreciation in Other Financial Instruments
Futures Contracts	$29,798	$—	$—	$29,798

Core Plus Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,369,073	$900,559	$3,269,632
Collateralized Mortgage Obligations	—	850,171	86,836	937,007
Commercial Mortgage-Backed Securities	—	2,371,878	110,831	2,482,709
Common Stocks
Broadline Retail	—	—	474	474
Diversified Telecommunication Services	—	—	101	101
Financial Services	—	—	3	3
Health Care Providers & Services	—	—	48	48
Media	852	—	—	852

February 28, 2025	J.P. Morgan Income Funds	345

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$11,124	$—	$—	$11,124
Pharmaceuticals	1,783	—	—	1,783
Specialty Retail	—	—	223	223
Wireless Telecommunication Services	—	—	2,469	2,469
Total Common Stocks	13,759	—	3,318	17,077
Convertible Preferred Stocks	—	—	1,997	1,997
Corporate Bonds
Aerospace & Defense	—	100,309	3,318	103,627
Automobile Components	—	42,736	—	42,736
Automobiles	—	36,848	—	36,848
Banks	—	1,757,353	—	1,757,353
Beverages	—	19,081	—	19,081
Biotechnology	—	129,255	—	129,255
Broadline Retail	—	12,415	—	12,415
Building Products	—	49,728	—	49,728
Capital Markets	—	543,248	—	543,248
Chemicals	—	57,828	—	57,828
Commercial Services & Supplies	—	45,954	—	45,954
Communications Equipment	—	3,283	—	3,283
Construction & Engineering	—	22,959	—	22,959
Construction Materials	—	4,642	—	4,642
Consumer Finance	—	180,109	—	180,109
Consumer Staples Distribution & Retail	—	32,257	354	32,611
Containers & Packaging	—	58,506	—	58,506
Distributors	—	11,980	—	11,980
Diversified Consumer Services	—	7,443	—	7,443
Diversified REITs	—	12,155	—	12,155
Diversified Telecommunication Services	—	143,487	—	143,487
Electric Utilities	—	576,777	—	576,777
Electrical Equipment	—	6,125	—	6,125
Electronic Equipment, Instruments & Components	—	14,681	—	14,681
Energy Equipment & Services	—	30,023	—	30,023
Entertainment	—	52,433	—	52,433
Financial Services	—	62,980	—	62,980
Food Products	—	46,632	—	46,632
Gas Utilities	—	14,497	—	14,497
Ground Transportation	—	84,103	—	84,103
Health Care Equipment & Supplies	—	36,010	—	36,010
Health Care Providers & Services	—	186,442	—	186,442
Health Care REITs	—	12,637	—	12,637
Health Care Technology	—	5,326	—	5,326
Hotel & Resort REITs	—	7,946	—	7,946
Hotels, Restaurants & Leisure	—	116,670	—	116,670
Household Durables	—	22,243	—	22,243
Household Products	—	8,297	—	8,297
Independent Power and Renewable Electricity Producers	—	43,157	—	43,157
Industrial Conglomerates	—	4,571	—	4,571
Industrial REITs	—	6,792	—	6,792

346	J.P. Morgan Income Funds	February 28, 2025

Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Insurance	$—	$62,166	$—	$62,166
Interactive Media & Services	—	24,306	—	24,306
IT Services	—	10,437	—	10,437
Leisure Products	—	3,961	—	3,961
Machinery	—	23,523	—	23,523
Marine Transportation	—	1,941	—	1,941
Media	—	208,242	—	208,242
Metals & Mining	—	101,220	—	101,220
Mortgage Real Estate Investment Trusts (REITs)	—	155,985	—	155,985
Multi-Utilities	—	111,721	—	111,721
Office REITs	—	1,464	—	1,464
Oil, Gas & Consumable Fuels	—	805,498	—	805,498
Passenger Airlines	—	28,031	—	28,031
Personal Care Products	—	10,602	—	10,602
Pharmaceuticals	—	127,680	— (a)	127,680
Real Estate Management & Development	—	593	—	593
Residential REITs	—	19,172	—	19,172
Retail REITs	—	15,317	—	15,317
Semiconductors & Semiconductor Equipment	—	73,135	—	73,135
Software	—	67,782	—	67,782
Specialized REITs	—	24,893	—	24,893
Specialty Retail	—	66,953	20	66,973
Technology Hardware, Storage & Peripherals	—	28,017	—	28,017
Textiles, Apparel & Luxury Goods	—	2,798	—	2,798
Tobacco	—	140,452	—	140,452
Trading Companies & Distributors	—	36,071	—	36,071
Transportation Infrastructure	—	1,259	—	1,259
Water Utilities	—	3,999	—	3,999
Wireless Telecommunication Services	—	56,256	—	56,256
Total Corporate Bonds	—	6,823,392	3,692	6,827,084
Foreign Government Securities	—	213,783	—	213,783
Loan Assignments
Automobile Components	—	6,409	—	6,409
Beverages	—	7,644	—	7,644
Building Products	—	20,862	—	20,862
Chemicals	—	9,815	—	9,815
Commercial Services & Supplies	—	3,500	—	3,500
Construction & Engineering	—	5,574	—	5,574
Consumer Staples Distribution & Retail	—	—	2,003	2,003
Containers & Packaging	—	4,812	—	4,812
Diversified Consumer Services	—	3,602	—	3,602
Diversified Telecommunication Services	—	6,608	—	6,608
Electrical Equipment	—	9,363	—	9,363
Electronic Equipment, Instruments & Components	—	3,575	—	3,575
Financial Services	—	7,616	—	7,616
Ground Transportation	—	10,562	—	10,562
Health Care Equipment & Supplies	—	2,294	—	2,294
Health Care Providers & Services	—	24,797	—	24,797

February 28, 2025	J.P. Morgan Income Funds	347

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
Core Plus Bond Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hotels, Restaurants & Leisure	$—	$3,283	$—	$3,283
Household Durables	—	3,527	—	3,527
Insurance	—	17,281	—	17,281
IT Services	—	7,622	—	7,622
Leisure Products	—	7,190	12	7,202
Machinery	—	5,723	—	5,723
Media	—	29,899	—	29,899
Oil, Gas & Consumable Fuels	—	13,019	—	13,019
Passenger Airlines	—	8,025	—	8,025
Personal Care Products	—	3,390	—	3,390
Pharmaceuticals	—	3,565	—	3,565
Professional Services	—	27,124	—	27,124
Semiconductors & Semiconductor Equipment	—	10,255	—	10,255
Software	—	46,650	—	46,650
Specialty Retail	—	14,072	—	14,072
Total Loan Assignments	—	327,658	2,015	329,673
Mortgage-Backed Securities	—	5,856,788	11,714	5,868,502
Municipal Bonds	—	869	—	869
Preferred Stocks	—	—	2,712	2,712
U.S. Treasury Obligations	—	2,095,005	—	2,095,005
Warrants	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	1,752,942	—	—	1,752,942
Investment of Cash Collateral from Securities Loaned	628	—	—	628
Total Short-Term Investments	1,753,570	—	—	1,753,570
Total Investments in Securities	$1,767,329	$20,908,617	$1,123,674	$23,799,620
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$109	$—	$109
Futures Contracts	17,732	—	—	17,732
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(71)	$—	$(71)
Futures Contracts	(41)	—	—	(41)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$17,691	$38	$—	$17,729

(a)	Amount rounds to less than one thousand.

Floating Rate Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$426	$426
Diversified Telecommunication Services	—	—	115	115
Machinery	—	—	— (a)	— (a)
Media	465	—	—	465

348	J.P. Morgan Income Funds	February 28, 2025

Floating Rate Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Pharmaceuticals	$271	$—	$—	$271
Specialty Retail	—	—	326	326
Total Common Stocks	736	—	867	1,603
Convertible Preferred Stocks	—	—	3,522	3,522
Corporate Bonds	—	21,220	—	21,220
Exchange-Traded Funds	9,034	—	—	9,034
Loan Assignments
Aerospace & Defense	—	6,996	—	6,996
Automobile Components	—	5,968	—	5,968
Beverages	—	3,190	—	3,190
Broadline Retail	—	1,013	218	1,231
Building Products	—	11,654	—	11,654
Capital Markets	—	1,481	—	1,481
Chemicals	—	5,696	—	5,696
Commercial Services & Supplies	—	15,899	—	15,899
Construction & Engineering	—	5,296	—	5,296
Consumer Staples Distribution & Retail	—	—	6,740	6,740
Containers & Packaging	—	7,864	—	7,864
Diversified Consumer Services	—	5,289	—	5,289
Diversified Telecommunication Services	—	5,045	—	5,045
Electric Utilities	—	1,365	—	1,365
Electrical Equipment	—	3,366	—	3,366
Electronic Equipment, Instruments & Components	—	5,185	—	5,185
Entertainment	—	2,183	—	2,183
Financial Services	—	7,412	—	7,412
Food Products	—	502	—	502
Ground Transportation	—	5,333	—	5,333
Health Care Equipment & Supplies	—	8,106	—	8,106
Health Care Providers & Services	—	10,687	—	10,687
Hotels, Restaurants & Leisure	—	8,144	—	8,144
Household Durables	—	2,593	—	2,593
Insurance	—	11,325	—	11,325
IT Services	—	6,852	—	6,852
Leisure Products	—	4,089	317	4,406
Machinery	—	9,752	—	9,752
Media	—	8,532	—	8,532
Metals & Mining	—	817	—	817
Oil, Gas & Consumable Fuels	—	9,490	—	9,490
Passenger Airlines	—	4,181	—	4,181
Personal Care Products	—	1,188	—	1,188
Pharmaceuticals	—	2,975	—	2,975
Professional Services	—	13,275	—	13,275
Semiconductors & Semiconductor Equipment	—	2,512	—	2,512
Software	—	25,554	—	25,554
Specialty Retail	—	11,218	—	11,218
Textiles, Apparel & Luxury Goods	—	835	—	835
Total Loan Assignments	—	242,862	7,275	250,137
Warrants	—	— (a)	—	— (a)

February 28, 2025	J.P. Morgan Income Funds	349

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
Floating Rate Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$9,982	$—	$—	$9,982
Total Investments in Securities	$19,752	$264,082	$11,664	$295,498

(a)	Amount rounds to less than one thousand.

Government Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$438,495	$—	$438,495
Commercial Mortgage-Backed Securities	—	178,346	—	178,346
Mortgage-Backed Securities	—	593,320	—	593,320
U.S. Government Agency Securities	—	64,329	—	64,329
U.S. Treasury Obligations	—	675,506	—	675,506
Short-Term Investments
Investment Companies	39,433	—	—	39,433
Total Investments in Securities	$39,433	$1,949,996	$—	$1,989,429

High Yield Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Broadline Retail	$—	$—	$3,638	$3,638
Chemicals	—	—	4,338	4,338
Diversified Telecommunication Services	6,123	—	240	6,363
Financial Services	—	—	14	14
Health Care Providers & Services	—	—	1,313	1,313
Machinery	—	—	— (a)	— (a)
Media	7,048	1,142	—	8,190
Oil, Gas & Consumable Fuels	14,583	—	—	14,583
Pharmaceuticals	8,965	—	13,830	22,795
Specialized REITs	12,763	—	—	12,763
Specialty Retail	—	—	4,550	4,550
Wireless Telecommunication Services	—	—	26,417	26,417
Total Common Stocks	49,482	1,142	54,340	104,964
Convertible Bonds	—	10,640	—	10,640
Convertible Preferred Stocks	—	—	17,363	17,363
Corporate Bonds
Aerospace & Defense	—	57,435	7,734	65,169
Automobile Components	—	224,598	—	224,598
Automobiles	—	9,087	—	9,087
Banks	—	24,507	—	24,507
Beverages	—	6,986	—	6,986
Biotechnology	—	10,262	—	10,262

350	J.P. Morgan Income Funds	February 28, 2025

High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Broadline Retail	$—	$24,599	$—	$24,599
Building Products	—	136,551	—	136,551
Capital Markets	—	1,382	—	1,382
Chemicals	—	162,333	—	162,333
Commercial Services & Supplies	—	186,390	—	186,390
Communications Equipment	—	35,251	—	35,251
Construction & Engineering	—	32,057	—	32,057
Construction Materials	—	7,112	—	7,112
Consumer Finance	—	151,923	—	151,923
Consumer Staples Distribution & Retail	—	68,986	2,523	71,509
Containers & Packaging	—	98,816	—	98,816
Distributors	—	12,632	23,016	35,648
Diversified Consumer Services	—	9,033	—	9,033
Diversified REITs	—	18,603	—	18,603
Diversified Telecommunication Services	—	383,610	—	383,610
Electric Utilities	—	59,676	—	59,676
Electrical Equipment	—	23,073	—	23,073
Electronic Equipment, Instruments & Components	—	22,627	—	22,627
Energy Equipment & Services	—	51,791	—	51,791
Entertainment	—	59,838	—	59,838
Financial Services	—	65,970	—	65,970
Food Products	—	34,959	—	34,959
Gas Utilities	—	14,771	—	14,771
Ground Transportation	—	99,375	8,863	108,238
Health Care Equipment & Supplies	—	60,887	—	60,887
Health Care Providers & Services	—	207,781	—	207,781
Health Care REITs	—	3,972	—	3,972
Health Care Technology	—	17,501	—	17,501
Hotel & Resort REITs	—	43,431	—	43,431
Hotels, Restaurants & Leisure	—	224,476	—	224,476
Household Durables	—	48,867	—	48,867
Household Products	—	51,923	—	51,923
Independent Power and Renewable Electricity Producers	—	9,409	—	9,409
Interactive Media & Services	—	2,394	—	2,394
IT Services	—	22,600	—	22,600
Leisure Products	—	9,279	—	9,279
Machinery	—	53,155	—	53,155
Media	—	476,996	—	476,996
Metals & Mining	—	79,602	—	79,602
Mortgage Real Estate Investment Trusts (REITs)	—	2,403	—	2,403
Oil, Gas & Consumable Fuels	—	543,410	—	543,410
Passenger Airlines	—	57,128	—	57,128
Personal Care Products	—	26,402	—	26,402
Pharmaceuticals	—	142,602	— (a)	142,602
Professional Services	—	7,946	—	7,946
Real Estate Management & Development	—	13,005	—	13,005
Semiconductors & Semiconductor Equipment	—	66,860	—	66,860
Software	—	65,394	—	65,394
Specialized REITs	—	21,996	—	21,996

February 28, 2025	J.P. Morgan Income Funds	351

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
High Yield Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Specialty Retail	$—	$101,722	$145	$101,867
Technology Hardware, Storage & Peripherals	—	15,484	—	15,484
Textiles, Apparel & Luxury Goods	—	2,732	—	2,732
Trading Companies & Distributors	—	81,346	—	81,346
Wireless Telecommunication Services	—	9,480	—	9,480
Total Corporate Bonds	—	4,564,416	42,281	4,606,697
Loan Assignments
Automobile Components	—	11,283	—	11,283
Beverages	—	7,086	—	7,086
Broadline Retail	—	4,825	—	4,825
Building Products	—	27,306	—	27,306
Chemicals	—	18,708	—	18,708
Commercial Services & Supplies	—	14,078	—	14,078
Consumer Staples Distribution & Retail	—	—	34,482	34,482
Containers & Packaging	—	15,213	—	15,213
Diversified Telecommunication Services	—	6,124	—	6,124
Electronic Equipment, Instruments & Components	—	10,063	—	10,063
Entertainment	—	5,197	—	5,197
Financial Services	—	14,786	—	14,786
Ground Transportation	—	20,050	—	20,050
Health Care Equipment & Supplies	—	7,259	—	7,259
Health Care Providers & Services	—	22,304	—	22,304
Hotels, Restaurants & Leisure	—	2,859	—	2,859
Insurance	—	2,284	—	2,284
IT Services	—	8,340	—	8,340
Leisure Products	—	14,218	302	14,520
Machinery	—	3,628	—	3,628
Media	—	33,994	—	33,994
Oil, Gas & Consumable Fuels	—	4,765	—	4,765
Passenger Airlines	—	6,271	—	6,271
Personal Care Products	—	5,901	—	5,901
Professional Services	—	7,153	—	7,153
Software	—	31,849	—	31,849
Specialty Retail	—	41,879	—	41,879
Total Loan Assignments	—	347,423	34,784	382,207
Preferred Stocks	—	—	17,655	17,655
U.S. Treasury Obligations	—	122,898	—	122,898
Warrants	—	—	27	27
Short-Term Investments
Investment Companies	144,588	—	—	144,588
Total Investments in Securities	$194,070	$5,046,519	$166,450	$5,407,039

(a)	Amount rounds to less than one thousand.

352	J.P. Morgan Income Funds	February 28, 2025

Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,944,775	$278,971	$2,223,746
Collateralized Mortgage Obligations	—	1,300,713	38,802	1,339,515
Commercial Mortgage-Backed Securities	—	3,279,048	104,618	3,383,666
Common Stocks
Broadline Retail	—	—	9	9
Chemicals	—	—	2,662	2,662
Diversified Telecommunication Services	169	—	9	178
Health Care Providers & Services	—	—	12	12
Media	11	—	—	11
Oil, Gas & Consumable Fuels	3,859	—	—	3,859
Pharmaceuticals	4,122	—	6,250	10,372
Specialty Retail	—	—	— (a)	— (a)
Wireless Telecommunication Services	—	—	5,197	5,197
Total Common Stocks	8,161	—	14,139	22,300
Corporate Bonds
Aerospace & Defense	—	44,510	2,487	46,997
Automobile Components	—	108,211	—	108,211
Automobiles	—	968	—	968
Banks	—	75,980	—	75,980
Beverages	—	8,281	—	8,281
Biotechnology	—	5,744	—	5,744
Broadline Retail	—	14,576	—	14,576
Building Products	—	68,074	—	68,074
Capital Markets	—	8,767	—	8,767
Chemicals	—	117,552	—	117,552
Commercial Services & Supplies	—	89,450	—	89,450
Communications Equipment	—	10,788	—	10,788
Construction & Engineering	—	21,345	—	21,345
Consumer Finance	—	63,834	—	63,834
Consumer Staples Distribution & Retail	—	43,002	1,155	44,157
Containers & Packaging	—	83,868	—	83,868
Distributors	—	2,343	—	2,343
Diversified Consumer Services	—	12,607	—	12,607
Diversified Telecommunication Services	—	222,500	—	222,500
Electric Utilities	—	75,015	—	75,015
Electrical Equipment	—	14,147	—	14,147
Electronic Equipment, Instruments & Components	—	21,231	—	21,231
Energy Equipment & Services	—	21,828	—	21,828
Entertainment	—	37,552	—	37,552
Financial Services	—	41,170	—	41,170
Food Products	—	25,500	—	25,500
Gas Utilities	—	8,173	—	8,173
Ground Transportation	—	66,297	1,158	67,455
Health Care Equipment & Supplies	—	42,656	—	42,656
Health Care Providers & Services	—	106,939	—	106,939
Health Care Technology	—	7,921	—	7,921
Hotel & Resort REITs	—	21,396	—	21,396

February 28, 2025	J.P. Morgan Income Funds	353

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hotels, Restaurants & Leisure	$—	$163,239	$—	$163,239
Household Durables	—	35,582	—	35,582
Household Products	—	26,545	—	26,545
Independent Power and Renewable Electricity Producers	—	11,809	—	11,809
Interactive Media & Services	—	1,290	—	1,290
Leisure Products	—	6,439	—	6,439
Machinery	—	17,368	—	17,368
Marine Transportation	—	5,388	—	5,388
Media	—	286,150	—	286,150
Metals & Mining	—	42,661	—	42,661
Mortgage Real Estate Investment Trusts (REITs)	—	93,245	—	93,245
Mortgage-Backed Securities	—	—	1,689	1,689
Multi-Utilities	—	2,531	—	2,531
Oil, Gas & Consumable Fuels	—	421,291	—	421,291
Passenger Airlines	—	33,575	—	33,575
Personal Care Products	—	23,765	—	23,765
Pharmaceuticals	—	98,526	— (a)	98,526
Real Estate Management & Development	—	2,460	—	2,460
Semiconductors & Semiconductor Equipment	—	33,111	—	33,111
Software	—	47,476	—	47,476
Specialized REITs	—	11,159	—	11,159
Specialty Retail	—	77,486	66	77,552
Technology Hardware, Storage & Peripherals	—	19,591	—	19,591
Tobacco	—	1,326	—	1,326
Trading Companies & Distributors	—	54,946	—	54,946
Transportation Infrastructure	—	4,006	—	4,006
Wireless Telecommunication Services	—	17,789	—	17,789
Total Corporate Bonds	—	3,030,979	6,555	3,037,534
Foreign Government Securities	—	428,518	—	428,518
Loan Assignments
Automobile Components	—	3,639	—	3,639
Beverages	—	1,931	—	1,931
Building Products	—	15,369	—	15,369
Chemicals	—	8,415	—	8,415
Commercial Services & Supplies	—	6,284	—	6,284
Consumer Staples Distribution & Retail	—	—	6,181	6,181
Diversified Consumer Services	—	3,607	—	3,607
Electrical Equipment	—	2,397	—	2,397
Electronic Equipment, Instruments & Components	—	6,170	—	6,170
Financial Services	—	4,245	—	4,245
Ground Transportation	—	12,535	—	12,535
Health Care Equipment & Supplies	—	6,810	—	6,810
Health Care Providers & Services	—	4,020	—	4,020
Insurance	—	7,210	—	7,210
IT Services	—	8,787	—	8,787
Leisure Products	—	6,833	3	6,836
Machinery	—	6,017	—	6,017
Media	—	3,721	—	3,721

354	J.P. Morgan Income Funds	February 28, 2025

Income Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oil, Gas & Consumable Fuels	$—	$3,377	$—	$3,377
Passenger Airlines	—	5,771	—	5,771
Pharmaceuticals	—	1,352	—	1,352
Professional Services	—	7,245	—	7,245
Semiconductors & Semiconductor Equipment	—	2,785	—	2,785
Software	—	29,027	—	29,027
Specialty Retail	—	12,529	—	12,529
Total Loan Assignments	—	170,076	6,184	176,260
Mortgage-Backed Securities	—	3,037,838	23,800	3,061,638
Municipal Bonds	—	55,399	—	55,399
Preferred Stocks
Broadline Retail	—	—	18	18
Electric Utilities	3,626	—	—	3,626
Total Preferred Stocks	3,626	—	18	3,644
Supranational	—	3,539	—	3,539
Warrants	—	—	101	101
Short-Term Investments
Investment Companies	27,613	—	—	27,613
Total Investments in Securities	$39,400	$13,250,885	$473,188	$13,763,473
Liabilities
TBA Short Commitment	$—	$(1,388,899)	$—	$(1,388,899)
Total Liabilities in Securities Sold Short	$—	$(1,388,899)	$—	$(1,388,899)
Appreciation in Other Financial Instruments
Futures Contracts	$13,337	$—	$—	$13,337
Depreciation in Other Financial Instruments
Futures Contracts	$(8,958)	$—	$—	$(8,958)
Swaps	—	(35,130)	—	(35,130)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$4,379	$(35,130)	$—	$(30,751)

(a)	Amount rounds to less than one thousand.

Mortgage-Backed Securities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$612,159	$139,192	$751,351
Collateralized Mortgage Obligations	—	649,396	64,384	713,780
Commercial Mortgage-Backed Securities	—	573,769	41,743	615,512
Mortgage-Backed Securities	—	3,607,730	2,660	3,610,390
U.S. Treasury Obligations	—	197,476	—	197,476
Short-Term Investments
Investment Companies	361,182	—	—	361,182
Total Investments in Securities	$361,182	$5,640,530	$247,979	$6,249,691

February 28, 2025	J.P. Morgan Income Funds	355

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
Mortgage-Backed Securities Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$1,451	$—	$—	$1,451

Short Duration Bond Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,620,408	$47,326	$2,667,734
Collateralized Mortgage Obligations	—	1,412,047	15,639	1,427,686
Commercial Mortgage-Backed Securities	—	226,622	—	226,622
Corporate Bonds	—	2,290,434	—	2,290,434
Mortgage-Backed Securities	—	883,160	—	883,160
U.S. Treasury Obligations	—	2,573,948	—	2,573,948
Short-Term Investments
Investment Companies	158,186	—	—	158,186
U.S. Treasury Obligations	—	21,094	—	21,094
Total Short-Term Investments	158,186	21,094	—	179,280
Total Investments in Securities	$158,186	$10,027,713	$62,965	$10,248,864
Appreciation in Other Financial Instruments
Futures Contracts	$3,948	$—	$—	$3,948
Depreciation in Other Financial Instruments
Futures Contracts	$(5,388)	$—	$—	$(5,388)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,440)	$—	$—	$(1,440)

Short Duration Core Plus Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$801,200	$15,385	$816,585
Collateralized Mortgage Obligations	—	467,881	3,059	470,940
Commercial Mortgage-Backed Securities	—	252,303	—	252,303
Common Stocks
Oil, Gas & Consumable Fuels	753	—	—	753
Specialty Retail	—	—	— (a)	— (a)
Wireless Telecommunication Services	—	—	525	525
Total Common Stocks	753	—	525	1,278
Corporate Bonds
Aerospace & Defense	—	2,918	396	3,314
Automobile Components	—	8,231	—	8,231
Automobiles	—	24,981	—	24,981
Banks	—	691,002	—	691,002
Biotechnology	—	1,087	—	1,087
Broadline Retail	—	1,644	—	1,644
Building Products	—	3,343	—	3,343

356	J.P. Morgan Income Funds	February 28, 2025

Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Capital Markets	$—	$182,554	$—	$182,554
Chemicals	—	9,744	—	9,744
Commercial Services & Supplies	—	22,408	—	22,408
Communications Equipment	—	1,239	—	1,239
Construction & Engineering	—	4,009	—	4,009
Consumer Finance	—	50,661	—	50,661
Consumer Staples Distribution & Retail	—	4,575	100	4,675
Containers & Packaging	—	8,317	—	8,317
Diversified Consumer Services	—	635	—	635
Diversified Telecommunication Services	—	14,348	—	14,348
Electric Utilities	—	33,948	—	33,948
Electronic Equipment, Instruments & Components	—	579	—	579
Energy Equipment & Services	—	2,399	—	2,399
Entertainment	—	2,439	—	2,439
Financial Services	—	26,076	—	26,076
Food Products	—	18,797	—	18,797
Gas Utilities	—	1,208	—	1,208
Ground Transportation	—	4,341	—	4,341
Health Care Equipment & Supplies	—	2,259	—	2,259
Health Care Providers & Services	—	33,874	—	33,874
Hotel & Resort REITs	—	1,433	—	1,433
Hotels, Restaurants & Leisure	—	19,217	—	19,217
Household Durables	—	2,015	—	2,015
Household Products	—	2,099	—	2,099
Independent Power and Renewable Electricity Producers	—	10,162	—	10,162
Insurance	—	26,983	—	26,983
IT Services	—	474	—	474
Leisure Products	—	560	—	560
Machinery	—	3,036	—	3,036
Media	—	31,895	—	31,895
Metals & Mining	—	8,402	—	8,402
Mortgage Real Estate Investment Trusts (REITs)	—	10,137	—	10,137
Multi-Utilities	—	4,192	—	4,192
Oil, Gas & Consumable Fuels	—	62,592	—	62,592
Passenger Airlines	—	4,979	—	4,979
Personal Care Products	—	1,069	—	1,069
Pharmaceuticals	—	4,933	—	4,933
Real Estate Management & Development	—	745	—	745
Semiconductors & Semiconductor Equipment	—	2,325	—	2,325
Software	—	2,013	—	2,013
Specialized REITs	—	678	—	678
Specialty Retail	—	5,661	6	5,667
Technology Hardware, Storage & Peripherals	—	2,379	—	2,379
Trading Companies & Distributors	—	3,337	—	3,337
Wireless Telecommunication Services	—	1,565	—	1,565
Total Corporate Bonds	—	1,370,497	502	1,370,999
Foreign Government Securities	—	49,309	—	49,309
Loan Assignments	—	18,667	—	18,667

February 28, 2025	J.P. Morgan Income Funds	357

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
Short Duration Core Plus Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mortgage-Backed Securities	$—	$374,620	$—	$374,620
Municipal Bonds	—	2,307	—	2,307
U.S. Treasury Obligations	—	445,794	—	445,794
Short-Term Investments
Investment Companies	104,091	—	—	104,091
U.S. Treasury Obligations	—	8,152	—	8,152
Total Short-Term Investments	104,091	8,152	—	112,243
Total Investments in Securities	$104,844	$3,790,730	$19,471	$3,915,045
Appreciation in Other Financial Instruments
Futures Contracts	$3,518	$—	$—	$3,518
Depreciation in Other Financial Instruments
Futures Contracts	$(2,030)	$—	$—	$(2,030)
Swaps	—	(582)	—	(582)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,488	$(582)	$—	$906

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Core Bond Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2025
Investments in Securities:
Asset-Backed Securities	$1,341,510	$(41,359)	$45,908	$882	$602,837	$(404,248)	$164,331	$(44,081)	$96,038	$1,761,818
Collateralized Mortgage Obligations	412,871	— (b)	3,716	36	242,212	(124,486)	—	— (b)	(96,038)	438,311
Commercial Mortgage-Backed Securities	92,199	—	4,573	55	9	(7,400)	— (b)	—	—	89,436
Corporate Bonds	—	—	— (b)	—	106,600	(512)	—	—	—	106,088
Mortgage-Backed Securities	—	—	—	—	123,447	(31,032)	—	—	—	92,415
Total	$1,846,580	$(41,359)	$54,197	$973	$1,075,105	$(567,678)	$164,331	$(44,081)	$—	$2,488,068

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3), amounted to $35,698. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2025.
Core Plus Bond Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2025
Investments in Securities:
Asset-Backed Securities	$726,979	$(26,115)	$28,604	$732	$404,536	$(293,289)	$63,393	$(39,051)	$34,770	$900,559
Collateralized Mortgage Obligations	159,575	— (b)	4,500	— (b)	28,691	(71,160)	—	— (b)	(34,770)	86,836

358	J.P. Morgan Income Funds	February 28, 2025

Core Plus Bond Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2025
Commercial Mortgage-Backed Securities	$122,324	$1	$5,419	$10	$557	$(31,685)	$— (b)	$(21,351)	$35,556	$110,831
Common Stocks	3,811	598	(86)	—	8	(1,013)	—	—	—	3,318
Convertible Bonds	1,501	—	(1,360)	—	36	(177)	—	—	—	—
Convertible Preferred Stocks	3,319	—	(1,669)	—	347	—	—	—	—	1,997
Corporate Bonds	44,522	(4,310)	5,756	21	1,129	(9,731)	1,861	—	(35,556)	3,692
Loan Assignments	2,693	— (b)	(387)	149	753	(1,193)	—	—	—	2,015
Mortgage-Backed Securities	—	—	— (b)	—	11,714	—	—	—	—	11,714
Preferred Stocks	1,170	(158)	1,700	—	—	—	—	—	—	2,712
Warrants	441	—	(441)	—	—	—	—	—	—	— (b)
Total	$1,066,335	$(29,984)	$42,036	$912	$447,771	$(408,248)	$65,254	$(60,402)	$—	$1,123,674

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Corporate Bonds, Asset-Backed Securities and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3), amounted to $9,433. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2025.
Floating Rate Income Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025
Investments in Securities:
Common Stocks	$3,131	$845	$(1,199)	$—	$21	$(1,931)	$—	$—	$867
Convertible Preferred Stocks	6,074	—	(3,163)	—	611	—	—	—	3,522
Loan Assignments	5,849	— (a)	(1,139)	397	2,273	(105)	—	—	7,275
Total	$15,054	$845	$(5,501)	$397	$2,905	$(2,036)	$—	$—	$11,664

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3), amounted to $(6,344). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2025.
High Yield Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025
Investments in Securities:
Common Stocks	$44,901	$5,625	$1,357	$—	$660	$(9,325)	$11,122	$—	$54,340
Convertible Bonds	7,495	—	(7,027)	—	180	(648)	—	—	—
Convertible Preferred Stocks	28,864	—	(14,507)	—	3,006	—	—	—	17,363
Corporate Bonds	33,364	(14,171)	18,975	246	30,754	(36,162)	9,275	—	42,281

February 28, 2025	J.P. Morgan Income Funds	359

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
High Yield Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025
Loan Assignments	$32,757	$—	$(4,479)	$1,456	$10,020	$(4,970)	$—	$—	$34,784
Preferred Stocks	8,345	(1,226)	10,606	—	—	(70)	—	—	17,655
Warrants	1,451	—	(1,634)	—	210	—	—	—	27
Total	$157,177	$(9,772)	$3,291	$1,702	$44,830	$(51,175)	$20,397	$—	$166,450

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3), amounted to $3,317. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2025.
Income Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2025
Investments in Securities:
Asset-Backed Securities	$338,802	$(15,881)	$20,611	$(5)	$128,864	$(184,142)	$—	$(25,900)	$16,622	$278,971
Collateralized Mortgage Obligations	63,376	—	3,256	— (b)	27,851	(31,307)	—	(7,752)	(16,622)	38,802
Commercial Mortgage-Backed Securities	75,443	—	5,295	(8)	1,277	(8,501)	—	—	31,112	104,618
Common Stocks	6,618	— (b)	678	—	18	(1)	6,826	—	—	14,139
Convertible Bonds	2,759	—	(2,501)	—	66	(324)	—	—	—	—
Corporate Bonds	47,491	(6,127)	5,707	139	16,639	(33,807)	7,625	—	(31,112)	6,555
Loan Assignments	6,156	— (b)	(440)	115	1,191	(838)	—	—	—	6,184
Mortgage-Backed Securities	—	—	—	—	23,800	—	—	—	—	23,800
Preferred Stocks	8	—	10	—	—	—	—	—	—	18
Warrants	4	—	(2,411)	—	2,508	—	—	—	—	101
Total	$540,657	$(22,008)	$30,205	$241	$202,214	$(258,920)	$14,451	$(33,652)	$—	$473,188

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Corporate Bonds, Asset-Backed Securities and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3), amounted to $5,882. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2025.
Mortgage-Backed Securities Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2025
Investments in Securities:
Asset-Backed Securities	$90,411	$—	$3,418	$76	$52,144	$(27,279)	$15,397	$—	$5,025	$139,192
Collateralized Mortgage Obligations	30,037	—	1,259	92	49,551	(11,530)	—	—	(5,025)	64,384
Commercial Mortgage-Backed Securities	38,341	—	3,249	247	7,827	(7,921)	—	—	—	41,743

360	J.P. Morgan Income Funds	February 28, 2025

Mortgage-Backed Securities Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2025
Mortgage-Backed Securities	$—	$—	$72	$—	$2,588	$—	$—	$—	$—	$2,660
Total	$158,789	$—	$7,998	$415	$112,110	$(46,730)	$15,397	$—	$—	$247,979

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3), amounted to $7,897. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2025.
Short Duration Bond Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025
Investments in Securities:
Asset-Backed Securities	$43,814	$—	$2,001	$43	$42,938	$(33,525)	$—	$(7,945)	$47,326
Collateralized Mortgage Obligations	56	—	107	10	18,231	(2,710)	—	(55)	15,639
Total	$43,870	$—	$2,108	$53	$61,169	$(36,235)	$—	$(8,000)	$62,965

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3), amounted to $1,022. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the year ended February 28, 2025.
Short Duration Core Plus Fund	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of February 28, 2025
Investments in Securities:
Asset-Backed Securities	$27,964	$—	$646	$20	$13,835	$(7,790)	$—	$(25,278)	$5,988	$15,385
Collateralized Mortgage Obligations	5,988	—	4	4	3,051	—	—	—	(5,988)	3,059
Common Stocks	410	—	115	—	—	—	—	—	—	525
Convertible Bonds	497	—	(451)	—	12	(58)	—	—	—	—
Corporate Bonds	2,642	(1,129)	1,340	8	321	(2,902)	222	—	—	502
Total	$37,501	$(1,129)	$1,654	$32	$17,219	$(10,750)	$222	$(25,278)	$—	$19,471

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2025, which were valued using significant unobservable inputs (level 3), amounted to $316. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.

February 28, 2025	J.P. Morgan Income Funds	361

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
For the year ended February 28, 2025, transfers in and out of level 3 were the result of decreased or increased transparency of market activity and observability of certain inputs used in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Core Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$4,882	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.71% (5.71%)

Asset-Backed Securities	4,882
	118,555	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.81% - 20.00% (9.43%)

Collateralized Mortgage Obligations	118,555
Total	$123,437

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $2,364,631. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Core Plus
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	- (c)	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.82% (7.82%)

Commercial Mortgage-Backed Securities	- (c)
	146,752	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.78% - 21.99% (7.08%)

Asset-Backed Securities	146,752
	374	Terms of Restructuring	Expected Recovery	0.00% - 41.90% (29.77%)

Corporate Bonds	374
	1,997	Market Comparable Companies	EBITDA Multiple (b)	8.0x (8.0x)

362	J.P. Morgan Income Funds	February 28, 2025

	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Convertible Preferred Stocks	1,997
	11	Terms of Exchange Offer / Restructuring	Expected Recovery	$0.00 - $0.01 ($0.01)

Common Stocks	11
	1,181	Terms of Restructuring	Expected Recovery	8.41% - 100.00% (71.59%)
	834	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)

Loan Assignments	2,015
Total	151,149

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $972,525 .The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.
Floating Rate
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$3,040	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)
	4,018	Term of Restructuring	Expected Recovery	8.41% - 100.00% (73.22%)

Loan Assignments	7,058
	3,522	Market Comparable Companies	EBITDA Multiple (b)	8.0x (8.0x)

Convertible Preferred Stocks	3,522
	455	Terms of Restructuring	Expected Recovery	$0.01 - $25.70 ($24.42)

Common Stocks	455
Total	$11,035

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $629. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

February 28, 2025	J.P. Morgan Income Funds	363

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
High Yield
Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18,095	Terms of Restructuring	Expected Recovery	8.41% - 100.00% (86.67%)
	16,689	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)

Loan Assignments	34,784
	2,667	Terms of Restructuring	Expected Recovery	0.00% - 41.90% (29.77%)

Corporate Bonds	2,667
	17,363	Market Comparable Companies	EBITDA Multiple (b)	8.0x (8.0x)

Convertible Bonds	17,363
	3,023
		Terms of Exchange Offer / Restructuring	Expected Recovery	$0.00 - $137.77 ($53.55)
Common Stocks	3,023
Total	$57,837

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $108,613. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
Income Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$24,671	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.48% - 8.25% (5.90%)

Asset-Backed Securities	24,671
	14,627	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.57% - 5.67% (5.63%)

Collateralized Mortgage Obligations	14,627
	1,221	Terms of Restructuring	Expected Recovery	0.00% - 41.90% (29.77%)

Corporate Bonds	1,221
	9	Term of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	9

364	J.P. Morgan Income Funds	February 28, 2025

	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	3,955	Terms of Exchange Offer	Expected Recovery	8.41% - 100.00% (99.46%)
	2,229	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)

Loan Assignments	6,184
Total	$46,712

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $426,476. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Mortgage-Backed
Securities Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$27,253	Discounted Cash Flow	Constant Default Rate	0.00% - 2.50% (0.60%)
			Constant Prepayment Rate	0.00% - 90.00% (25.54%)
			Yield (Discount Rate of Cash Flows)	5.93% - 8.26% (6.57%)

Asset-Backed Securities	27,253
	28,779	Discounted Cash Flow	Constant Default Rate	0.00% - 1.61% (0.00%)
			Constant Prepayment Rate	3.00% - 100.00% (95.00%)
			Yield (Discount Rate of Cash Flows)	0.00% - 13.83% (5.80%)

Collateralized Mortgage Obligations	28,779
Total	$56,032

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $191,947. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Short
Duration
Bond Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$47,326	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 90.00% (14.52%)
			Yield (Discount Rate of Cash Flows)	5.18% - 5.56% (5.47%)

Asset-Backed Securities	47,326
	12,555	Discounted Cash Flow	Constant Prepayment Rate	90.00% - 100.00% (92.73%)
			Yield (Discount Rate of Cash Flows)	5.51% - 5.67% (5.55%)

Collateralized Mortgage Obligations	12,555

February 28, 2025	J.P. Morgan Income Funds	365

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Total	$59,881

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $3,084. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Short
Duration
Core Plus Fund
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at February 28, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$9,162	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 90.00% (7.66%)
			Yield (Discount Rate of Cash Flows)	5.73% - 6.52% (6.19%)

Asset-Backed Securities	9,162
	1,923	Discounted Cash Flow	Constant Prepayment Rate	90.00% (90.00%)
			Yield (Discount Rate of Cash Flows)	5.73% (5.73%)

Collateralized Mortgage Obligations	1,923
	106	Terms of Restructuring	Expected Recovery	0.00% - 41.90% (29.77%)

Corporate Bonds	106
Total	$11,191

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At February 28, 2025, the value of these investments was $8,280. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of February 28, 2025, the Funds held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Core Plus Bond Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$1,622	$— (a)	0.0%
Claire's Stores, Inc.	10/3/2018	2,505	1,997	0.0%
		$4,127	$1,997

(a)	Amount rounds to less than one thousand.
Floating Rate Income Fund

366	J.P. Morgan Income Funds	February 28, 2025

Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$2,873	$— (a)	0.0%
Claire's Stores, Inc.	10/3/2018	4,417	3,522	1.2%
		$7,290	$3,522

(a)	Amount rounds to less than one thousand.
High Yield Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$14,175	$1	0.0%
Claire's Stores, Inc.	10/3/2018	21,783	17,363	0.3%
		$35,958	$17,364
Income Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$7	$— (a)	0.0%

(a)	Amount rounds to less than one thousand.
C. Loan Assignments— Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The above Funds invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
At February 28, 2025, Floating Rate Income Fund had investments in loan assignments that amounted to more than 5% of the Funds’ net assets, by agent bank as follows:
Agent Bank	Percentage
Bank of America NA	15.7%
Barclays Bank plc	10.0
Goldman Sachs International	9.7
JPMorgan Chase Bank, N.A.	9.2
UBS AG	8.4
Royal Bank of Canada	7.5
Morgan Stanley	5.7

February 28, 2025	J.P. Morgan Income Funds	367

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
D. Unfunded Commitments— Floating Rate Income Fund, High Yield Fund and Income Fund entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Funds to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.C.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Funds may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At February 28, 2025, Floating Rate Income Fund, High Yield Fund and Income Fund had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Floating Rate Income Fund
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan B	11/19/2031	3.250%	7.570%	$117	$117	$—	$—	$117	$117
High Yield Fund
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan B	11/19/2031	3.250	7.570	366	365	—	—	366	365
Income Fund
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan B	11/19/2031	3.250	7.570	219	218	—	—	219	218
E. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Bond Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB.
Core Bond Fund, Core Plus Bond Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Bond Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of February 28, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at February 28, 2025 are detailed on the SOIs, if any.

368	J.P. Morgan Income Funds	February 28, 2025

The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of February 28, 2025 are as follows:
Fund		Counterparty	Collateral amount
Core Bond Fund	Collateral Received	Goldman Sachs & Co. LLC	$(3,600)
	Collateral Received	Morgan Stanley	(2,700)
	Collateral Received	Wells Fargo Securities LLC	(12,110)
Core Plus Bond Fund	Collateral Received	Goldman Sachs & Co. LLC	(2,720)
	Collateral Received	Morgan Stanley	(3,000)
	Collateral Received	Wells Fargo Securities LLC	(13,780)
Income Fund	Collateral Posted	Bank of America NA	1,250
	Collateral Posted	Barclays Bank plc	6,200
	Collateral Posted	Goldman Sachs & Co. LLC	3,610
	Collateral Posted	Morgan Stanley	4,380
	Collateral Posted	Wells Fargo Securities LLC	2,550
Mortgage-Backed Securities Fund	Collateral Received	Goldman Sachs & Co. LLC	(1,090)
	Collateral Received	Morgan Stanley	(2,890)
	Collateral Received	Wells Fargo Securities LLC	(1,710)
F. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

February 28, 2025	J.P. Morgan Income Funds	369

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of February 28, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Core Plus Bond Fund	$1	$(1)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended February 28, 2025, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Core Plus Bond Fund	$— (a)

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Core Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund did not lend out any securities during the year ended February 28, 2025.
G. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Core Bond Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.34% (a) (b)	$1,597,845	$11,513,194	$11,183,588	$(167)	$(26)	$1,927,258	1,926,487	$109,958	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Core Plus Bond Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.34% (a) (b)	$1,483,911	$6,409,418	$6,140,301	$(244)	$158	$1,752,942	1,752,241	$88,580	$—

370	J.P. Morgan Income Funds	February 28, 2025

Core Plus Bond Fund (continued)
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$120	$628	$120	$— (c)*	$— (c)	$628	628	$18 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.32% (a) (b)	428	80	508	—	—	—	—	12 *	—
Total	$1,484,459	$6,410,126	$6,140,929	$(244)	$158	$1,753,570		$88,610	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Floating Rate Income Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.24% (a) (b)	$38,655	$146,314	$174,987	$—	$—	$9,982	9,982	$1,269	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Government Bond Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.24% (a) (b)	$48,936	$392,533	$402,036	$—	$—	$39,433	39,433	$2,666	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

February 28, 2025	J.P. Morgan Income Funds	371

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
High Yield Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.24% (a) (b)	$35,956	$1,628,940	$1,520,308	$—	$—	$144,588	144,588	$9,628	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Income Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.34% (a) (b)	$201,517	$4,474,717	$4,648,594	$(46)	$19	$27,613	27,602	$12,652	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Mortgage-Backed Securities Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.34% (a) (b)	$622,242	$1,905,244	$2,166,245	$(116)	$57	$361,182	361,037	$22,773	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

Short Duration Bond Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.24% (a) (b)	$184,181	$3,143,266	$3,169,261	$—	$—	$158,186	158,186	$13,868	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.

372	J.P. Morgan Income Funds	February 28, 2025

Short Duration Core Plus Fund
For the year ended February 28, 2025
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at February 28, 2025	Shares at February 28, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$84,447	$1,406,006	$1,386,330	$(31)	$(1)	$104,091	104,049	$5,692	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of February 28, 2025.
H. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
I. Derivatives—Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

February 28, 2025	J.P. Morgan Income Funds	373

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
Notes I(1) — I(3) below describe the various derivatives used by the Funds.
(1) Futures Contracts— Core Bond Fund, Core Plus Bond Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2) Forward Foreign Currency Exchange Contracts— Core Plus Bond Fund and Income Fund are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3) Swaps— Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, a Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

374	J.P. Morgan Income Funds	February 28, 2025

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
(4) Summary of Derivatives Information—The following tables present the value of derivatives held as of February 28, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Core Bond Fund	Core Plus Bond Fund	Income Fund
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$—	$109	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(71)	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	29,798	17,732	13,337
Unrealized Depreciation on Futures Contracts *	—	(41)	(8,958)
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	—	(96,181)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	29,798	17,691	4,379
Swaps at Value **	—	—	(96,181)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	38	—

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$1,451	$3,948	$3,518
Unrealized Depreciation on Futures Contracts *	—	(5,388)	(2,030)
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	—	(2,657)

February 28, 2025	J.P. Morgan Income Funds	375

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	$1,451	$(1,440)	$1,488
Swaps at Value **	—	—	(2,657)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the year ended February 28, 2025, by primary underlying risk exposure:
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	High Yield Fund	Income Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$1,441	$—	$—	$(9,912)
Interest Rate Risk Exposure:
Futures Contracts	(18,418)	(41,760)	—	—	(11,226)
Credit Exposure Risk:
Swap Contracts	—	(5,735)	107	858	(83,370)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$(99)	$—	$—	$1,402
Interest Rate Risk Exposure:
Futures Contracts	14,606	(8,236)	—	—	5,672
Credit Exposure Risk:
Swap Contracts	—	4,376	—	—	20,027

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(1,948)	$(7,552)	$(2,302)
Credit Exposure Risk:
Swap Contracts	—	—	(3,540)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$433	$920	$1,350
Credit Exposure Risk:
Swap Contracts	—	—	1,391

376	J.P. Morgan Income Funds	February 28, 2025

Derivatives Volume
The table below discloses the volume of the Funds' futures contracts, forward foreign currency exchange contracts and swaps activity during the year ended February 28, 2025:
	Core Bond Fund	Core Plus Bond Fund	Floating Rate Income Fund	High Yield Fund	Income Fund
Futures Contracts:
Average Notional Balance Long	$6,479,664	$3,353,824	$—	$—	$3,128,896
Average Notional Balance Short	(16,275)	(35,160)	—	—	(1,366,226)
Ending Notional Balance Long	5,747,714	3,127,325	—	—	2,638,948
Ending Notional Balance Short	—	(13,958)	—	—	(1,003,902)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	(19,202)	—	—	(35,996)
Average Settlement Value Sold	—	69,304	—	—	—
Ending Settlement Value Purchased	—	(23,435)	—	—	—
Ending Settlement Value Sold	—	46,872	—	—	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	67,913	—	—	896,546
Average Notional Balance - Sell Protection	—	—	231	1,923	305,509
Ending Notional Balance - Buy Protection	—	—	—	—	965,846
Ending Notional Balance - Sell Protection	—	—	—	—	181,517

	Mortgage-Backed Securities Fund	Short Duration Bond Fund	Short Duration Core Plus Fund
Futures Contracts:
Average Notional Balance Long	$281,888	$2,295,891	$896,209
Average Notional Balance Short	—	(1,258,215)	(277,588)
Ending Notional Balance Long	260,337	2,140,380	1,195,252
Ending Notional Balance Short	—	(981,202)	(304,494)
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	—	30,750
Ending Notional Balance - Buy Protection	—	—	30,750
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.F), otherwise the cash collateral is included on the Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), an affiliate of the Funds. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below.
Income Fund’s derivative contracts collateral requirements and collateral posted or received by counterparty as of February 28, 2025 are as follows:
Fund		Fund Counterparty	Value of contracts	Collateral amount
Income Fund	Collateral Posted	Citibank, NA	$(3,995)	$3,880
	Collateral Posted	Citigroup Global Markets, Inc.	(5,042)	5,040
	Collateral Posted	Morgan Stanley	(20,977)	20,930
The Funds' derivatives contracts held at February 28, 2025 are not accounted for as hedging instruments under GAAP.
J. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.
Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Funds. These amounts are included in Interest income from non-affiliates on the Statements of Operations.

February 28, 2025	J.P. Morgan Income Funds	377

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
Core Bond Fund and Government Bond Fund invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
K. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended February 28, 2025 are as follows:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Core Bond Fund
Transfer agency fees	$91	$5	$191	$5	$2	$— (a)	$3	$271	$568
Core Plus Bond Fund
Transfer agency fees	52	3	67	5	1	1	— (a)	164	293
Floating Rate Income Fund
Transfer agency fees	5	1	3	n/a	n/a	n/a	n/a	1	10
Government Bond Fund
Transfer agency fees	29	2	12	3	1	— (a)	n/a	20	67
High Yield Fund
Transfer agency fees	29	2	9	2	— (a)	— (a)	1	41	84
Income Fund
Transfer agency fees	15	12	73	n/a	n/a	n/a	n/a	5	105
Mortgage-Backed Securities Fund
Transfer agency fees	4	1	23	n/a	n/a	n/a	n/a	31	59
Short Duration Bond Fund
Transfer agency fees	20	2	15	n/a	n/a	n/a	n/a	57	94
Short Duration Core Plus Fund
Transfer agency fees	11	2	12	n/a	n/a	n/a	n/a	15	40

(a)	Amount rounds to less than one thousand.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of February 28, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
M. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

378	J.P. Morgan Income Funds	February 28, 2025

N. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly, except for Income Fund, for which distributions are generally declared daily and paid at least monthly. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Core Bond Fund	$—	$910	$(910)
Core Plus Bond Fund	446	4,905	(5,351)
Floating Rate Income Fund	789	(808)	19
High Yield Fund	3,884	3,661	(7,545)
Income Fund	—	8,419	(8,419)
Mortgage-Backed Securities Fund	—	152	(152)
Short Duration Bond Fund	—	1,575	(1,575)
Short Duration Core Plus Fund	—	1,627	(1,627)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and foreign currency gains and losses.
O. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' chief executive officer and chief financial officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
P. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Core Bond Fund	0.28%
Core Plus Bond Fund	0.30
Floating Rate Income Fund	0.55
Government Bond Fund	0.28
High Yield Fund	0.50
Income Fund	0.30
Mortgage-Backed Securities Fund	0.25
Short Duration Bond Fund	0.22
Short Duration Core Plus Fund	0.25
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.

February 28, 2025	J.P. Morgan Income Funds	379

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended February 28, 2025, the effective rate for Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, Government Bond Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund was 0.04%, 0.06%, 0.075%, 0.075%, 0.075%, 0.075%, 0.075%, 0.075% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in  Note 3.F.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C	Class R2	Class R3
0.25%	0.75%	0.50%	0.25%
The Distributor waived distribution fees as outlined in Note 3.F.
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares (except for Class C Shares of Short Duration Bond Fund purchased prior to September 3, 2013) and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 28, 2025, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Core Bond Fund	$210	$— (a)
Core Plus Bond Fund	194	1
Floating Rate Income Fund	4	— (a)
Government Bond Fund	12	—
High Yield Fund	67	— (a)
Income Fund	103	7
Mortgage-Backed Securities Fund	9	—
Short Duration Bond Fund	95	— (a)
Short Duration Core Plus Fund	36	2

(a)	Amount rounds to less than one thousand.

380	J.P. Morgan Income Funds	February 28, 2025

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5
Core Bond Fund	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.10%
Core Plus Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Floating Rate Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Government Bond Fund	0.25	0.25	0.25	0.25	0.25	0.25	n/a
High Yield Fund	0.25	0.25	0.25	0.25	0.25	0.25	0.10
Income Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Mortgage-Backed Securities Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Bond Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a
Short Duration Core Plus Fund	0.25	0.25	0.25	n/a	n/a	n/a	n/a

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
Core Bond Fund	0.75%	n/a	0.50%	n/a	n/a	n/a	n/a	n/a
Core Plus Bond Fund	0.75	n/a	0.46	n/a	n/a	n/a	n/a	n/a
Floating Rate Income Fund	1.00	1.50%	0.75	n/a	n/a	n/a	n/a	0.65%
Government Bond Fund	0.70	1.20	0.45	1.05%	0.80%	0.55%	n/a	0.30
High Yield Fund	0.90	1.40	0.65	1.25	1.00	0.75	0.60%	0.50
Income Fund	0.65	1.20	0.40	n/a	n/a	n/a	n/a	0.40
Mortgage-Backed Securities Fund	0.65	1.15	0.40	n/a	n/a	n/a	n/a	0.25
Short Duration Bond Fund	0.59	1.09	0.34	n/a	n/a	n/a	n/a	0.28
Short Duration Core Plus Fund	0.64	1.14	0.39	n/a	n/a	n/a	n/a	0.33

The expense limitation agreements were in effect for the year ended February 28, 2025 and the contractual limitation percentages are in place until at least June 30, 2025.

February 28, 2025	J.P. Morgan Income Funds	381

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
For the year ended February 28, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Core Bond Fund	$7	$—	$18,481	$18,488	$—
Core Plus Bond Fund	3	—	12,557	12,560	—
Floating Rate Income Fund	221	147	333	701	—
Government Bond Fund	921	613	1,132	2,666	4
High Yield Fund	3,034	2,021	1,413	6,468	34
Income Fund	97	65	18,442	18,604	4
Mortgage-Backed Securities Fund	3,289	2,191	3,127	8,607	—
Short Duration Bond Fund	1,540	1,026	4,834	7,400	—
Short Duration Core Plus Fund	222	149	4,070	4,441	—
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended February 28, 2025 were as follows:

Core Bond Fund	$4,404
Core Plus Bond Fund	3,522
Floating Rate Income Fund	55
Government Bond Fund	113
High Yield Fund	406
Income Fund	495
Mortgage-Backed Securities Fund	917
Short Duration Bond Fund	601
Short Duration Core Plus Fund	127
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended February 28, 2025, Core Bond Fund, Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund, Mortgage-Backed Securities Fund, Short Duration Bond Fund and Short Duration Core Plus Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

382	J.P. Morgan Income Funds	February 28, 2025

4. Investment Transactions
During the year ended February 28, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Fund	$15,529,658	$12,852,493	$2,425,405	$858,156
Core Plus Bond Fund	20,493,010	17,856,292	883,968	578,761
Floating Rate Income Fund	135,180	132,021	—	—
Government Bond Fund	189,025	94,915	131,085	84,484
High Yield Fund	1,492,785	1,305,442	140,757	19,503
Income Fund	29,413,522	26,023,814	—	—
Mortgage-Backed Securities Fund	5,716,246	4,774,548	29,157	94,455
Short Duration Bond Fund	4,194,743	2,187,906	3,229,850	2,003,356
Short Duration Core Plus Fund	1,290,540	1,039,857	758,714	921,325
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at February 28, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Fund	$52,595,268	$486,675	$2,817,921	$(2,331,246)
Core Plus Bond Fund	24,463,159	277,065	922,875	(645,810)
Floating Rate Income Fund	308,634	1,909	15,045	(13,136)
Government Bond Fund	2,156,760	8,594	175,925	(167,331)
High Yield Fund	5,527,674	111,292	231,927	(120,635)
Income Fund	12,677,655	188,785	583,668	(394,883)
Mortgage-Backed Securities Fund	6,493,879	70,520	313,257	(242,737)
Short Duration Bond Fund	10,248,637	85,038	86,251	(1,213)
Short Duration Core Plus Fund	3,970,004	32,783	88,911	(56,128)
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to tax adjustments on certain derivatives and investments and wash sale loss deferrals.
The tax character of distributions paid during the year ended February 28, 2025 was as follows:
	Ordinary Income*	Total Distributions Paid
Core Bond Fund	$1,896,980	$1,896,980
Core Plus Bond Fund	1,029,991	1,029,991
Floating Rate Income Fund	27,995	27,995
Government Bond Fund	55,737	55,737
High Yield Fund	389,297	389,297
Income Fund	609,720	609,720
Mortgage-Backed Securities Fund	230,192	230,192
Short Duration Bond Fund	374,990	374,990
Short Duration Core Plus Fund	152,020	152,020

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

February 28, 2025	J.P. Morgan Income Funds	383

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
The tax character of distributions paid during the year ended February 29, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Core Bond Fund	$1,490,997	$1,490,997
Core Plus Bond Fund	741,314	741,314
Floating Rate Income Fund	23,056	23,056
Government Bond Fund	49,343	49,343
High Yield Fund	318,146	318,146
Income Fund	500,275	500,275
Mortgage-Backed Securities Fund	150,169	150,169
Short Duration Bond Fund	217,519	217,519
Short Duration Core Plus Fund	137,815	137,815

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of February 28, 2025, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Fund	$21,139	$(986,133)	$(2,331,796)
Core Plus Bond Fund	11,958	(1,313,794)	(646,144)
Floating Rate Income Fund	216	(356,975)	(13,136)
Government Bond Fund	514	(38,385)	(167,331)
High Yield Fund	10,461	(683,945)	(120,731)
Income Fund	34,838	(860,516)	(394,883)
Mortgage-Backed Securities Fund	2,566	(148,207)	(242,737)
Short Duration Bond Fund	3,201	(274,668)	(1,213)
Short Duration Core Plus Fund	1,121	(486,163)	(56,146)

The cumulative timing differences primarily consist of tax adjustments on certain derivatives and investments, post-October capital loss deferrals, dividends payable and wash sale loss deferrals.
As of February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Core Bond Fund	$252,005	$734,128
Core Plus Bond Fund	339,825	973,969
Floating Rate Income Fund	48,363	308,612
Government Bond Fund	2,693	35,692
High Yield Fund	677	683,268
Income Fund	118,947	741,569
Mortgage-Backed Securities Fund	69,056	79,151
Short Duration Bond Fund	132,828	141,840
Short Duration Core Plus Fund	183,456	302,707

384	J.P. Morgan Income Funds	February 28, 2025

Specified ordinary losses and net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the Funds deferred to March 1, 2025 the following specified ordinary losses and net capital losses (gains):
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Core Bond Fund	$8,513	$94,156	$—
Core Plus Bond Fund	27,068	62,276	—
Floating Rate Income Fund	131	—	—
Government Bond Fund	—	239	—
High Yield Fund	(4,043)	9,704	—
Income Fund	12,936	32,143	— (a)
Mortgage-Backed Securities Fund	2,935	(240)	—
Short Duration Bond Fund	(956)	7,198	—
Short Duration Core Plus Fund	(1,811)	3,617	— (a)

(a)	Amount rounds to less than one thousand.
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Core Bond Fund	$28,458
Core Plus Bond Fund	23,836
Floating Rate Income Fund	148
Government Bond Fund	1
High Yield Fund	7,361
Mortgage-Backed Securities Fund	1,534
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at February 28, 2025. Average borrowings from the Facility during the year ended February 28, 2025 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
High Yield Fund	$2,624	5.07%	1	$— (a)
Income Fund	2,474	6.06	7	3

(a)	Amount rounds to less than one thousand.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.

February 28, 2025	J.P. Morgan Income Funds	385

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended February 28, 2025.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate (SOFR). Effective August 6, 2024, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended February 28, 2025.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of February 28, 2025, the following Funds had individual shareholder and/or omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Core Bond Fund	—	— %	3	36.0%
Core Plus Bond Fund	—	—	1	17.8
Floating Rate Income Fund	2	60.1	1	10.6
Government Bond Fund	—	—	3	48.0
High Yield Fund	1	11.7	1	20.5
Income Fund	1	32.2	1	22.6
Mortgage-Backed Securities Fund	1	23.3	2	30.2
Short Duration Bond Fund	1	60.3	1	12.8
Short Duration Core Plus Fund	1	43.4	3	32.0
As of February 28, 2025, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
Core Plus Bond Fund	11.5%
High Yield Fund	11.2
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities.

386	J.P. Morgan Income Funds	February 28, 2025

Although these investments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to accurately predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Core Plus Bond Fund, Floating Rate Income Fund, High Yield Fund, Income Fund and Short Duration Core Plus Fund invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Fund to value accurately.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
8. Transfer in-Kind
During the year ended February 29, 2024, certain shareholders sold shares of Core Plus Bond Fund of the below given class for the below given class. The portfolio securities were delivered primarily by means of redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as detailed below.
Fund	Class	Date	Value	Gain/(Loss)	Type
Core Plus Bond Fund	Class A	July 28, 2023	$511,583 (a)	$(36,649)	Redemption-in-kind

(a)	This amount includes cash of approximately $83,616 associated with the redemption in-kind.
9. Reorganization
At a meeting held on February 11-13 2025, JPM II approved the reorganization (the “Reorganization”) of JPMorgan Mortgage-Backed Securities Fund into a newly created exchange-traded fund, JPMorgan Mortgage-Backed Securities ETF (“JPMorgan Mortgage-Backed Securities ETF”). The Reorganization is expected to occur as of the close of business on or about June 27, 2025.
Following the Reorganization, the Mortgage-Backed Securities Fund’s performance and financial history will be adopted by JPMorgan Mortgage-Backed Securities ETF. JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.

February 28, 2025	J.P. Morgan Income Funds	387

NOTES TO FINANCIAL STATEMENTS
AS OF February 28, 2025 (continued)
(Dollar values in thousands)
Effective March 1, 2025, Class A and Class C shares of JPMorgan Mortgage-Backed Securities Fund are publicly offered on a limited basis, no front-end sales charge will be imposed on purchases of Class A Shares and no CDSC will be imposed on redemptions of Class A and Class C Shares. In addition, Distribution fees on Class A and Class C Shares will be voluntarily waived by the Distributor.

388	J.P. Morgan Income Funds	February 28, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Boards of Trustees of JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Floating Rate Income Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Income Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Short Duration Bond Fund and JPMorgan Short Duration Core Plus Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Floating Rate Income Fund, JPMorgan Income Fund and JPMorgan Short Duration Core Plus Fund (three of the funds constituting JPMorgan Trust I) and JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Mortgage-Backed Securities Fund and JPMorgan Short Duration Bond Fund (six of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of February 28, 2025, the related statements of operations for the year ended February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2025 and each of the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 29, 2025
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

February 28, 2025	J.P. Morgan Income Funds	389

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended February 28, 2025. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2025. The information necessary to complete your income tax returns for the calendar year ending December 31, 2025 will be provided under separate cover.
Qualified Interest Income (QII)
Each Fund listed below paid the following amount, or maximum allowable amount, of ordinary distributions treated as qualified interest income and short-term capital gains for the fiscal year ended February 28, 2025:
Qualified Interest Income
JPMorgan Core Bond Fund	$1,676,720
JPMorgan Core Plus Bond Fund	901,095
JPMorgan Government Bond Fund	55,737
JPMorgan High Yield Fund	311,942
JPMorgan Short Duration Bond Fund	305,870
Treasury Income
Each Fund listed below had the following percentage, or maximum allowable percentage, of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2025:
Income from U.S. Treasury Obligations
JPMorgan Core Bond Fund	17.1%
JPMorgan Core Plus Bond Fund	5.6
JPMorgan Government Bond Fund	34.2
JPMorgan High Yield Fund	0.2
JPMorgan Mortgage-Backed Securities Fund	3.4
JPMorgan Short Duration Bond Fund	26.1
JPMorgan Short Duration Core Plus Fund	16.0

390	J.P. Morgan Income Funds	February 28, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. February 2025.
AN-INC2-225

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 6, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 6, 2025